                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-6067
                                  ----------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL

INDEX PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                              --------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                              1
    Management's Discussion and Analysis                                           2
    Statement of Assets and Liabilities                                            4
    Statement of Operations                                                        5
    Statements of Changes in Net Assets                                            6
    Financial Highlights                                                           7
    Notes to Financial Statements                                                  8
    Report of Independent Certified Public Accountants                            10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY SERIES
    Performance Chart                                                             11
    Schedule of Investments                                                       12
    Statement of Assets and Liabilities                                           17
    Statement of Operations                                                       18
    Statements of Changes in Net Assets                                           19
    Financial Highlights                                                          20
    Notes to Financial Statements                                                 21
    Report of Independent Certified Public Accountants                            24

FUND MANAGEMENT                                                                   25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
SEPTEMBER 23, 1999-NOVEMBER 30, 2003

                 U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO        S&P 500 INDEX
Sep-1999                                                $  10,000            $  10,000
Sep-1999                                                $  10,020            $  10,018
Oct-1999                                                $  10,660            $  10,652
Nov-1999                                                $  10,870            $  10,868
Dec-1999                                                $  11,516            $  11,508
Jan-2000                                                $  10,934            $  10,931
Feb-2000                                                $  10,734            $  10,724
Mar-2000                                                $  11,777            $  11,773
Apr-2000                                                $  11,415            $  11,419
May-2000                                                $  11,185            $  11,185
Jun-2000                                                $  11,436            $  11,460
Jul-2000                                                $  11,275            $  11,281
Aug-2000                                                $  11,980            $  11,981
Sep-2000                                                $  11,343            $  11,349
Oct-2000                                                $  11,294            $  11,301
Nov-2000                                                $  10,406            $  10,411
Dec-2000                                                $  10,463            $  10,462
Jan-2001                                                $  10,827            $  10,833
Feb-2001                                                $   9,845            $   9,845
Mar-2001                                                $   9,213            $   9,221
Apr-2001                                                $   9,934            $   9,937
May-2001                                                $   9,994            $  10,004
Jun-2001                                                $   9,747            $   9,761
Jul-2001                                                $   9,656            $   9,665
Aug-2001                                                $   9,045            $   9,060
Sep-2001                                                $   8,319            $   8,328
Oct-2001                                                $   8,472            $   8,487
Nov-2001                                                $   9,125            $   9,138
Dec-2001                                                $   9,201            $   9,219
Jan-2002                                                $   9,068            $   9,084
Feb-2002                                                $   8,894            $   8,909
Mar-2002                                                $   9,221            $   9,244
Apr-2002                                                $   8,657            $   8,683
May-2002                                                $   8,595            $   8,619
Jun-2002                                                $   7,984            $   8,005
Jul-2002                                                $   7,366            $   7,381
Aug-2002                                                $   7,407            $   7,430
Sep-2002                                                $   6,607            $   6,622
Oct-2002                                                $   7,186            $   7,205
Nov-2002                                                $   7,610            $   7,629
Dec-2002                                                $   7,156            $   7,181
Jan-2003                                                $   6,968            $   6,993
Feb-2003                                                $   6,864            $   6,888
Mar-2003                                                $   6,928            $   6,954
Apr-2003                                                $   7,501            $   7,528
May-2003                                                $   7,898            $   7,924
Jun-2003                                                $   8,001            $   8,026
Jul-2003                                                $   8,137            $   8,167
Aug-2003                                                $   8,294            $   8,326
Sep-2003                                                $   8,200            $   8,238
Oct-2003                                                $   8,673            $   8,704
Nov-2003                                                $   8,747            $   8,781

GROWTH OF $10,000

ANNUALIZED                 ONE             FROM
TOTAL RETURN (%)           YEAR     SEPTEMBER 23, 1999
------------------------------------------------------
                          14.94            -3.15

* THE PORTFOLIO INVESTS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY
   ARE REPRESENTED IN THE INDEX.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) STOCKS, BONDS, BILLS AND INFLATION YEARBOOK(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for this period ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                     61.06%
Russell 2000 Index (small companies)                                      36.28%
Russell 1000 Index (large companies)                                      16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                  18.38%
Russell 3000 Growth Index                                                 18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                          34.91%
Russell 2000 Growth Index (small growth companies)                        37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)              30.78%
Russell 1000 Value Index (large value companies)                          17.17%
Russell 1000 Growth Index (large growth companies)                        16.75%
S&P 500/Barra Value Index (large value companies)                         17.67%
S&P 500/Barra Growth Index (large growth companies)                       12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

     The U.S. Large Company Institutional Index Portfolio seeks to produce returns similar to those of the S&P 500(R) Index by purchasing shares of a Master Fund that invests in S&P 500(R) Index stocks in approximately the same proportions as they are represented in the S&P 500(R) Index. The Master Fund essentially was fully invested in equities throughout the year ended November 30, 2003: cash equivalents averaged less than 2.14% of Master Fund assets. For the year ended November 30, 2003, total returns were 14.94% for the U.S. Large Company Institutional Index Portfolio and 15.09% for the S&P 500(R) Index.

     Growth company components of the S&P 500(R) Index modestly underperformed the value components by an appreciable margin. For the year ended November 30, 2003, total returns were 12.66% for the S&P/Barra 500 Growth Index, and 17.67% for the S&P/Barra 500 Value Index.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company
   (Cost $341,957)++ at Value+                                                          $    398,966
Receivable for Fund Shares Sold                                                                  289
Prepaid Expenses and Other Assets                                                                 22
                                                                                        ------------
      Total Assets                                                                           399,277
                                                                                        ------------

LIABILITIES:
Payable for Investment Securities Purchased                                                      289
Accrued Expenses and Other Liabilities                                                            33
                                                                                        ------------
      Total Liabilities                                                                          322
                                                                                        ------------
NET ASSETS                                                                              $    398,955
                                                                                        ============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                               47,974,554
                                                                                        ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       8.32
                                                                                        ============

NET ASSETS CONSIST OF:
Paid-In Capital                                                                         $    437,103
Accumulated Net Investment Income (Loss)                                                       1,527
Accumulated Net Realized Gain (Loss) on Investment Securities                                (97,840)
Accumulated Net Realized Gain (Loss) on Futures                                                 (115)
Unrealized Appreciation (Depreciation) from Investment Securities                             57,009
Unrealized Appreciation (Depreciation) of Futures                                              1,271
                                                                                        ------------
      Total Net Assets                                                                  $    398,955
                                                                                        ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $356,385.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                            $      5,732
   Interest                                                                                       76
   Income from Securities Lending                                                                 43
   Expenses Allocated from Master Fund                                                          (178)
                                                                                        ------------
          Total Investment Income                                                              5,673
                                                                                        ------------

EXPENSES
   Administrative Services                                                                       162
   Accounting & Transfer Agent Fees                                                               79
   Legal Fees                                                                                     16
   Audit Fees                                                                                      5
   Filing Fees                                                                                    52
   Shareholders' Reports                                                                          35
   Directors' Fees and Expenses                                                                    5
   Other                                                                                           2
                                                                                        ------------
          Total Expenses                                                                         356
          Fees Waived and/or Expenses Reimbursed                                                (162)
                                                                                        ------------
          Net Expenses                                                                           194
                                                                                        ------------
   NET INVESTMENT INCOME (LOSS)                                                                5,479
                                                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                    (15,063)
   Net Realized Gain (Loss) on Futures                                                         1,349
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                   57,547
      Futures                                                                                   (362)
                                                                                        ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   43,471
                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $     48,950
                                                                                        ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                 2003            2002
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $      5,479    $      3,801
   Net Realized Gain (Loss) on Investment Securities Sold                          (15,063)        (26,235)
   Net Realized Gain (Loss) on Futures                                               1,349          (1,464)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                         57,547         (18,981)
      Futures                                                                         (362)            562
                                                                              ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations           48,950         (42,317)
                                                                              ------------    ------------
Distributions From:
   Net Investment Income                                                            (5,127)         (3,252)
                                                                              ------------    ------------
          Total Distributions                                                       (5,127)         (3,252)
                                                                              ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                   140,590         181,990
   Shares Issued in Lieu of Cash Distributions                                       5,022           3,252
   Shares Redeemed                                                                 (95,888)        (53,894)
                                                                              ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                   49,724         131,348
                                                                              ------------    ------------
          Total Increase (Decrease)                                                 93,547          85,779
NET ASSETS
   Beginning of Period                                                             305,408         219,629
                                                                              ------------    ------------
   End of Period                                                              $    398,955    $    305,408
                                                                              ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                 18,814          23,755
      Shares Issued in Lieu of Cash Distributions                                      686             401
      Shares Redeemed                                                              (13,045)         (7,213)
                                                                              ------------    ------------
                                                                                     6,455          16,943
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR             YEAR             YEAR             YEAR           SEP. 23,
                                                    ENDED            ENDED            ENDED            ENDED             TO
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period            $       7.36     $       8.94     $      10.31     $      10.87     $      10.00
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.13             0.11             0.11             0.11             0.02
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   0.95            (1.58)           (1.37)           (0.57)            0.85
                                                ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                        1.08            (1.47)           (1.26)           (0.46)            0.87
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.12)           (0.11)           (0.11)           (0.10)              --
   Net Realized Gains                                     --               --               --               --               --
                                                ------------     ------------     ------------     ------------     ------------
Total Distributions                                    (0.12)           (0.11)           (0.11)           (0.10)              --
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                  $       8.32     $       7.36     $       8.94     $      10.31     $      10.87
                                                ============     ============     ============     ============     ============
Total Return                                           14.94%          (16.61)%         (12.31)%          (4.28)%           8.70%#

Net Assets, End of Period (thousands)           $    398,955     $    305,408     $    219,629     $    174,078     $     55,887
Ratio of Expenses to Average Net Assets (1)             0.11%            0.10%            0.10%            0.10%            0.10%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses) (1)                                        0.16%            0.17%            0.16%            0.17%            0.35%*
Ratio of Net Investment Income to Average Net
   Assets                                               1.69%            1.49%            1.22%            1.07%            1.20%*
Ratio of Net Investment Income to Average Net
   Assets (excluding waivers and assumption
   of expenses)                                         1.64%            1.42%            1.16%            1.00%            0.95%*
Portfolio Turnover Rate                                  N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series              8%              11%               8%               8%               4%(a)

----------
*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.
(a)  For the year ended November 30, 1999.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 13% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $4,797.

     3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

     The Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2003, approximately $474,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

            Gross Unrealized Appreciation                       $  42,581
            Gross Unrealized Depreciation                              --
                                                                ---------
            Net                                                 $  42,581
                                                                =========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $82,255,000 of which $61,000, $1,616,000, $51,761,000,
$14,821,000 and $13,996,000 will expire on November 30, 2007, November 30, 2008,
November 30, 2009, November 30, 2010 and November 30, 2011 respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets or each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

                      THE U.S. LARGE COMPANY SERIES                S&P 500 INDEX
Nov-1993                                  $  10,000                    $  10,000
Dec-1993                                  $  10,127                    $  10,123
Jan-1994                                  $  10,459                    $  10,462
Feb-1994                                  $  10,176                    $  10,180
Mar-1994                                  $   9,744                    $   9,737
Apr-1994                                  $   9,872                    $   9,863
May-1994                                  $  10,029                    $  10,024
Jun-1994                                  $   9,792                    $   9,777
Jul-1994                                  $  10,108                    $  10,100
Aug-1994                                  $  10,523                    $  10,511
Sep-1994                                  $  10,275                    $  10,258
Oct-1994                                  $  10,503                    $  10,493
Nov-1994                                  $  10,130                    $  10,108
Dec-1994                                  $  10,280                    $  10,255
Jan-1995                                  $  10,542                    $  10,522
Feb-1995                                  $  10,955                    $  10,930
Mar-1995                                  $  11,277                    $  11,254
Apr-1995                                  $  11,601                    $  11,581
May-1995                                  $  12,066                    $  12,039
Jun-1995                                  $  12,351                    $  12,322
Jul-1995                                  $  12,758                    $  12,732
Aug-1995                                  $  12,789                    $  12,766
Sep-1995                                  $  13,330                    $  13,301
Oct-1995                                  $  13,279                    $  13,255
Nov-1995                                  $  13,853                    $  13,838
Dec-1995                                  $  14,119                    $  14,094
Jan-1996                                  $  14,605                    $  14,579
Feb-1996                                  $  14,729                    $  14,719
Mar-1996                                  $  14,873                    $  14,860
Apr-1996                                  $  15,090                    $  15,078
May-1996                                  $  15,460                    $  15,467
Jun-1996                                  $  15,523                    $  15,531
Jul-1996                                  $  14,845                    $  14,840
Aug-1996                                  $  15,148                    $  15,154
Sep-1996                                  $  15,995                    $  16,006
Oct-1996                                  $  16,433                    $  16,445
Nov-1996                                  $  17,677                    $  17,693
Dec-1996                                  $  17,322                    $  17,346
Jan-1997                                  $  18,408                    $  18,423
Feb-1997                                  $  18,544                    $  18,572
Mar-1997                                  $  17,782                    $  17,800
Apr-1997                                  $  18,836                    $  18,862
May-1997                                  $  19,985                    $  20,021
Jun-1997                                  $  20,873                    $  20,913
Jul-1997                                  $  22,534                    $  22,574
Aug-1997                                  $  21,281                    $  21,319
Sep-1997                                  $  22,441                    $  22,487
Oct-1997                                  $  21,698                    $  21,736
Nov-1997                                  $  22,690                    $  22,742
Dec-1997                                  $  23,075                    $  23,134
Jan-1998                                  $  23,336                    $  23,390
Feb-1998                                  $  25,019                    $  25,077
Mar-1998                                  $  26,292                    $  26,361
Apr-1998                                  $  26,552                    $  26,627
May-1998                                  $  26,093                    $  26,169
Jun-1998                                  $  27,158                    $  27,231
Jul-1998                                  $  26,864                    $  26,943
Aug-1998                                  $  22,999                    $  23,047
Sep-1998                                  $  24,461                    $  24,524
Oct-1998                                  $  26,426                    $  26,518
Nov-1998                                  $  28,045                    $  28,125
Dec-1998                                  $  29,706                    $  29,745
Jan-1999                                  $  30,918                    $  30,988
Feb-1999                                  $  29,947                    $  30,025
Mar-1999                                  $  31,148                    $  31,226
Apr-1999                                  $  32,338                    $  32,434
May-1999                                  $  31,574                    $  31,669
Jun-1999                                  $  33,317                    $  33,426
Jul-1999                                  $  32,285                    $  32,383
Aug-1999                                  $  32,117                    $  32,221
Sep-1999                                  $  31,240                    $  31,338
Oct-1999                                  $  33,224                    $  33,322
Nov-1999                                  $  33,891                    $  33,999
Dec-1999                                  $  35,908                    $  36,001
Jan-2000                                  $  34,102                    $  34,194
Feb-2000                                  $  33,464                    $  33,548
Mar-2000                                  $  36,723                    $  36,829
Apr-2000                                  $  35,596                    $  35,720
May-2000                                  $  34,866                    $  34,988
Jun-2000                                  $  35,672                    $  35,848
Jul-2000                                  $  35,169                    $  35,289
Aug-2000                                  $  37,353                    $  37,481
Sep-2000                                  $  35,377                    $  35,502
Oct-2000                                  $  35,221                    $  35,353
Nov-2000                                  $  32,453                    $  32,567
Dec-2000                                  $  32,618                    $  32,726
Jan-2001                                  $  33,776                    $  33,888
Feb-2001                                  $  30,696                    $  30,798
Mar-2001                                  $  28,753                    $  28,845
Apr-2001                                  $  30,978                    $  31,086
May-2001                                  $  31,167                    $  31,295
Jun-2001                                  $  30,404                    $  30,534
Jul-2001                                  $  30,112                    $  30,235
Aug-2001                                  $  28,221                    $  28,342
Sep-2001                                  $  25,943                    $  26,052
Oct-2001                                  $  26,434                    $  26,550
Nov-2001                                  $  28,458                    $  28,586
Dec-2001                                  $  28,698                    $  28,838
Jan-2002                                  $  28,279                    $  28,417
Feb-2002                                  $  27,736                    $  27,868
Mar-2002                                  $  28,759                    $  28,916
Apr-2002                                  $  27,016                    $  27,164
May-2002                                  $  26,827                    $  26,963
Jun-2002                                  $  24,906                    $  25,043
Jul-2002                                  $  22,974                    $  23,090
Aug-2002                                  $  23,121                    $  23,242
Sep-2002                                  $  20,603                    $  20,716
Oct-2002                                  $  22,420                    $  22,539
Nov-2002                                  $  23,736                    $  23,866
Dec-2002                                  $  22,347                    $  22,463
Jan-2003                                  $  21,762                    $  21,874
Feb-2003                                  $  21,427                    $  21,546
Mar-2003                                  $  21,635                    $  21,755
Apr-2003                                  $  23,419                    $  23,548
May-2003                                  $  24,651                    $  24,789
Jun-2003                                  $  24,964                    $  25,106
Jul-2003                                  $  25,404                    $  25,548
Aug-2003                                  $  25,894                    $  26,046
Sep-2003                                  $  25,622                    $  25,770
Oct-2003                                  $  27,063                    $  27,229
Nov-2003                                  $  27,303                    $  27,468

GROWTH OF $10,000

ANNUALIZED               ONE             FIVE             TEN
TOTAL RETURN (%)         YEAR            YEARS           YEARS
--------------------------------------------------------------
                        15.03            -0.53           10.57

* THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) STOCKS, BONDS, BILLS AND INFLATION YEARBOOK(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                          SHARES              VALUE+
                                                                          ------              ------
COMMON STOCKS -- (83.7%)
   3M Co.                                                                234,000    $     18,495,360
   Abbott Laboratories                                                   467,100          20,645,820
   Ace, Ltd.                                                              83,200           3,032,640
*# ADC Telecommunications, Inc.                                          240,300             591,138
 # Adobe Systems, Inc.                                                    69,700           2,880,004
*# Advanced Micro Devices, Inc.                                          103,700           1,864,526
 * AES Corp.                                                             185,200           1,642,724
   Aetna, Inc.                                                            45,900           2,955,042
   AFLAC, Inc.                                                           153,700           5,528,589
 * Agilent Technologies, Inc.                                            140,900           3,984,652
   Air Products & Chemicals, Inc.                                         67,900           3,255,126
   Alberto-Culver Co. Class B                                             17,600           1,074,832
 # Albertson's, Inc.                                                     109,700           2,334,416
   Alcoa, Inc.                                                           253,000           8,300,930
 * Allegheny Energy, Inc.                                                 37,600             404,200
   Allegheny Technologies, Inc.                                           24,200             198,440
   Allergan, Inc.                                                         39,000           2,914,470
 * Allied Waste Industries, Inc.                                          62,600             779,370
 # Allstate Corp.                                                        210,400           8,495,952
 # Alltel Corp.                                                           93,200           4,232,212
 * Altera Corp.                                                          114,300           2,895,219
 # Altria Group, Inc.                                                    606,700          31,548,400
   Ambac Financial Group, Inc.                                            32,000           2,200,000
 # Amerada Hess Corp.                                                     27,000           1,278,990
 # Ameren Corp.                                                           48,400           2,135,892
 # American Electric Power Co., Inc.                                     118,000           3,267,420
 # American Express Co.                                                  384,800          17,589,208
*# American Greetings Corp. Class A                                       19,800             418,176
   American International Group, Inc.                                    780,000          45,201,000
   American Power Conversion Corp.                                        59,000           1,289,740
 * American Standard Companies, Inc.                                      21,600           2,153,520
 # AmerisourceBergen Corp.                                                33,500           2,120,215
 * Amgen, Inc.                                                           385,900          22,193,109
   AmSouth Bancorporation                                                104,800           2,514,152
   Anadarko Petroleum Corp.                                               74,500           3,347,285
   Analog Devices, Inc.                                                  109,200           5,432,700
*# Andrew Corp.                                                           45,800             539,066
   Anheuser-Busch Companies, Inc.                                        247,200          12,809,904
 * Anthem, Inc.                                                           41,300           2,978,556
 # AON Corp.                                                              93,500           2,051,390
   Apache Corp.                                                           48,400           3,475,120
   Apartment Investment &
     Management Co. Class A                                               28,100             956,805
 * Apollo Group, Inc. (Class A)                                           52,500           3,624,075
 * Apple Computer, Inc.                                                  108,400           2,267,728
   Applera Corporation - Applied
     Biosystems Group                                                     62,500           1,341,875
 * Applied Materials, Inc.                                               495,500          12,040,650
 * Applied Micro Circuits Corp.                                           91,100             588,506
   Archer-Daniels Midland Co.                                            192,800           2,755,112
   Ashland, Inc.                                                          20,400             810,696
 # AT&T Corp.                                                            235,500           4,669,965
 * AT&T Wireless Services, Inc.                                          811,100           6,083,250
   Autodesk, Inc.                                                         33,400             775,548
   Automatic Data Processing, Inc.                                       178,800           6,835,524
 * AutoNation, Inc.                                                       82,300           1,446,834
 * Autozone, Inc.                                                         26,700           2,554,122
 * Avaya, Inc.                                                           124,600    $      1,694,560
 # Avery Dennison Corp.                                                   33,100           1,823,148
   Avon Products, Inc.                                                    70,600           4,836,100
   B B & T Corp.                                                         161,400           6,352,704
 # Baker Hughes, Inc.                                                    100,100           2,888,886
   Ball Corp.                                                             16,800             939,960
 # Bank of America Corp.                                                 446,900          33,709,667
   Bank of New York Co., Inc.                                            230,300           7,065,604
   Bank One Corp.                                                        337,900          14,651,344
   Bard (C.R.), Inc.                                                      15,500           1,171,800
   Bausch & Lomb, Inc.                                                    15,900             798,657
   Baxter International, Inc.                                            182,000           5,063,240
   Bear Stearns Companies, Inc.                                           29,800           2,159,308
   Becton Dickinson & Co.                                                 76,000           3,042,280
 * Bed, Bath and Beyond, Inc.                                             88,400           3,734,016
   Bellsouth Corp.                                                       552,300          14,376,369
   Bemis Co., Inc.                                                        15,900             723,450
   Best Buy Co., Inc.                                                     96,400           5,976,800
 * Big Lots, Inc.                                                         34,900             511,634
 * Biogen Idec, Inc.                                                      51,405           1,962,643
   Biomet, Inc.                                                           76,700           2,743,559
 * BJ Services, Co.                                                       47,400           1,511,586
 # Black & Decker Corp.                                                   23,200           1,076,248
 # Block (H.&R.), Inc.                                                    53,700           2,915,373
 * BMC Software, Inc.                                                     68,000           1,130,840
   Boeing Co.                                                            251,400           9,651,246
   Boise Cascade Corp.                                                    17,500             516,425
 * Boston Scientific Corp.                                               246,000           8,828,940
 # Bristol Myers Squibb Co.                                              579,500          15,269,825
 * Broadcom Corp.                                                         88,700           3,231,341
 # Brown-Forman Corp. Class B                                             18,000           1,651,320
   Brunswick Corp.                                                        27,100             814,355
   Burlington Northern Santa Fe Corp.                                    111,300           3,313,401
 # Burlington Resources, Inc.                                             60,000           3,012,000
 * Calpine Corp.                                                         114,500             488,915
 # Campbell Soup Co.                                                     122,700           3,142,347
 # Capital One Financial Corp.                                            67,900           4,054,988
 # Cardinal Health, Inc.                                                 133,400           8,156,076
 # Carnival Corp.                                                        188,300           6,626,277
 # Caterpillar, Inc.                                                     103,200           7,848,360
 * Cendant Corp.                                                         303,100           6,716,696
   CenterPoint Energy, Inc.                                               91,400             886,580
 # Centex Corp.                                                           18,500           2,023,900
   CenturyTel, Inc.                                                       43,100           1,409,370
   Charter One Financial, Inc.                                            67,500           2,242,350
   ChevronTexaco Corp.                                                   319,500          23,994,450
 * Chiron Corp.                                                           55,700           2,986,634
 # Chubb Corp.                                                            56,000           3,665,200
 * CIENA Corp.                                                           140,800             996,864
   CIGNA Corp.                                                            42,000           2,253,300
 # Cincinnati Financial Corp.                                             48,000           1,945,440
 # Cinergy Corp.                                                          53,100           1,940,805
   Cintas Corp.                                                           50,900           2,379,066
   Circuit City Stores, Inc.                                              62,400             812,448
*# Cisco Sytems, Inc.                                                  2,098,300          47,547,478
   Citigroup, Inc.                                                     1,540,000          72,441,600
*# Citizens Communications Co.                                            84,900             922,014
*# Citrix Systems, Inc.                                                   49,200           1,181,784

                                                                          SHARES              VALUE+
                                                                          ------              ------
   Clear Channel Communications, Inc.                                    183,900    $      7,688,859
 # Clorox Co.                                                             64,800           3,040,416
*# CMS Energy Corp.                                                       43,100             340,059
   Coca-Cola Co.                                                         734,800          34,168,200
 # Coca-Cola Enterprises, Inc.                                           135,300           2,793,945
   Colgate-Palmolive Co.                                                 160,800           8,442,000
 * Comcast Corp. Class A                                                 672,800          21,112,464
   Comerica, Inc.                                                         52,400           2,732,660
 # Computer Associates International,
     Inc.                                                                173,000           4,030,900
 * Computer Sciences Corp.                                                55,900           2,314,260
 * Compuware Corp.                                                       114,400             654,368
*# Comverse Technology, Inc.                                              56,300           1,082,649
   Conagra, Inc.                                                         160,500           3,932,250
 * Concord EFS, Inc.                                                     145,500           1,671,795
 # ConocoPhilips                                                         203,300          11,535,242
 # Consolidated Edison, Inc.                                              67,300           2,712,190
   Constellation Energy Group                                             49,900           1,878,236
 * Convergys Corp.                                                        42,700             655,018
   Cooper Industries, Ltd.                                                27,600           1,480,740
   Cooper Tire & Rubber Co.                                               22,100             442,221
   Coors (Adolph) Co. Class B                                             10,900             600,699
*# Corning, Inc.                                                         398,100           4,562,226
 * Costco Wholesale Corp.                                                136,700           4,896,594
   Countrywide Financial Corp.                                            40,600           4,287,360
   Crane Co.                                                              17,700             514,893
   CSX Corp.                                                              64,000           2,168,960
 # Cummins, Inc.                                                          12,400             575,980
   CVS Corp.                                                             118,000           4,420,280
 # Dana Corp.                                                             44,400             717,948
 # Danaher Corp.                                                          45,700           3,802,240
 # Darden Restaurants, Inc.                                               49,100           1,016,861
 # Deere & Co.                                                            71,600           4,384,068
*# Dell, Inc.                                                            767,800          26,489,100
   Delphi Automotive Systems Corp.                                       167,500           1,470,650
 # Delta Air Lines, Inc.                                                  37,000             463,980
   Deluxe Corp.                                                           15,900             655,080
   Devon Energy Corp.                                                     69,400           3,425,584
 # Dillards, Inc. Class A                                                 25,000             421,250
   Disney (Walt) Co.                                                     611,100          14,110,299
   Dollar General Corp.                                                   99,700           2,105,664
 # Dominion Resources, Inc.                                               96,600           5,822,082
 # Donnelley (R.R.) & Sons Co.                                            33,900             951,234
   Dover Corp.                                                            60,500           2,322,595
 # Dow Chemical Co.                                                      274,600          10,311,230
 # Dow Jones & Co., Inc.                                                  24,300           1,205,280
 # DTE Energy Co.                                                         50,300           1,896,813
   Duke Energy Corp.                                                     270,400           4,878,016
   DuPont (E.I.) de Nemours & Co., Inc.                                  297,900          12,350,934
*# Dynegy, Inc.                                                          112,000             448,000
   Eastman Chemical Co.                                                   23,100             823,977
 # Eastman Kodak Co.                                                      85,700           2,087,652
 # Eaton Corp.                                                            22,500           2,317,275
 * eBay, Inc.                                                            192,000          10,723,200
   Ecolab, Inc.                                                           77,700           2,037,294
 * Edison International                                                   97,500           1,990,950
 # El Paso Corp.                                                         179,500           1,274,450
 * Electronic Arts, Inc.                                                  88,000           3,892,240
 # Electronic Data Systems Corp.                                         143,400           3,100,308
*# EMC Corp.                                                             655,800           9,010,692
   Emerson Electric Co.                                                  125,900           7,684,936
   Engelhard Corp.                                                        37,500    $      1,118,250
   Entergy Corp.                                                          68,100           3,599,766
   EOG Resources, Inc.                                                    34,300           1,438,542
   Equifax, Inc.                                                          42,000             992,460
   Equity Office Properties Trust                                        119,300           3,308,189
   Equity Residential Corp.                                               81,900           2,404,584
   Exelon Corp.                                                           97,500           6,027,450
*# Express Scripts, Inc. Class A                                          23,500           1,521,155
   Exxon Mobil Corp.                                                   1,984,200          71,768,514
   Family Dollar Stores, Inc.                                             51,400           1,983,012
   Federal Home Loan Mortgage
     Corporation                                                         208,100          11,324,802
   Federal National Mortgage
     Association                                                         291,100          20,377,000
   Federated Department Stores, Inc.                                      55,400           2,719,586
   Federated Investors, Inc.                                              32,500             934,375
   FedEx Corp.                                                            89,200           6,484,840
 # Fifth Third Bancorp                                                   170,400           9,905,352
   First Data Corp.                                                      221,300           8,376,205
 # First Tennessee National Corp.                                         37,700           1,681,420
   FirstEnergy Corp.                                                      97,400           3,374,910
 * Fiserv, Inc.                                                           57,800           2,167,500
   FleetBoston Financial Corp.                                           314,600          12,772,760
 # Fluor Corp.                                                            24,400             894,504
 # Ford Motor Co.                                                        547,700           7,229,640
*# Forest Laboratories, Inc.                                             109,100           5,961,224
   Fortune Brands, Inc.                                                   43,400           2,965,088
   FPL Group, Inc.                                                        54,900           3,488,895
   Franklin Resources, Inc.                                               75,000           3,587,250
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                         50,300           2,189,559
   Gannett Co., Inc.                                                      80,700           6,988,620
 # Gap, Inc.                                                             267,100           5,742,650
 * Gateway, Inc.                                                          96,900             432,174
   General Dynamics Corp.                                                 59,000           4,771,330
   General Electric Co.                                                2,995,200          85,872,384
 # General Mills, Inc.                                                   111,400           5,014,114
 # General Motors Corp.                                                  167,600           7,169,928
 # Genuine Parts Co.                                                      52,000           1,636,960
 * Genzyme Corp.                                                          66,400           3,103,536
 # Georgia-Pacific Corp.                                                  75,900           2,071,311
   Gillette Co.                                                          304,900          10,284,277
   Golden West Financial Corp.                                            45,500           4,590,950
   Goodrich (B.F.) Co.                                                    35,100             965,601
*# Goodyear Tire & Rubber Co.                                             52,400             353,700
   Grainger (W.W.), Inc.                                                  27,300           1,262,898
 # Great Lakes Chemical Corp.                                             15,100             342,921
   Guidant Corp.                                                          92,100           5,228,517
 # Halliburton Co.                                                       131,000           3,058,850
 # Harley-Davidson, Inc.                                                  90,500           4,268,885
 # Harrahs Entertainment, Inc.                                            32,900           1,574,923
 # Hartford Financial Services Group,
     Inc.                                                                 84,400           4,642,000
 # Hasbro, Inc.                                                           51,900           1,147,509
   HCA, Inc.                                                             149,400           6,261,354
 # Health Management Associates, Inc.                                     71,700           1,842,690
 # Heinz (H.J.) Co.                                                      105,200           3,797,720
 * Hercules, Inc.                                                         33,200             333,328
   Hershey Foods Corp.                                                    39,000           3,030,300
   Hewlett-Packard Co.                                                   912,800          19,798,632
 # Hilton Hotels Corp.                                                   112,900           1,847,044

                                                                          SHARES              VALUE+
                                                                          ------              ------
 # Home Depot, Inc.                                                      687,100    $     25,257,796
   Honeywell International, Inc.                                         257,100           7,633,299
 * Humana, Inc.                                                           48,400           1,080,772
   Huntington Bancshares, Inc.                                            68,300           1,501,917
   Illinois Tool Works, Inc.                                              92,100           7,193,010
 # IMS Health, Inc.                                                       71,500           1,646,645
   Ingersoll-Rand Co., Ltd. Class A                                       51,100           3,185,574
 # Intel Corp.                                                         1,946,300          65,064,809
 # International Business Machines
     Corp.                                                               517,200          46,827,288
 # International Flavors & Fragrances,
     Inc.                                                                 28,200             915,654
   International Game Technology                                         103,200           3,580,008
 # International Paper Co.                                               143,300           5,332,193
 * Interpublic Group of Companies, Inc.                                  117,000           1,667,250
 * Intuit, Inc.                                                           61,400           3,087,192
   ITT Industries, Inc.                                                   27,600           1,819,392
 * Jabil Circuit, Inc.                                                    59,500           1,636,845
   Janus Capital Group, Inc.                                              71,600             995,956
*# JDS Uniphase Corp.                                                    427,600           1,470,944
   Jefferson-Pilot Corp.                                                  42,500           2,062,525
   John Hancock Financial Services, Inc.                                  86,500           3,178,875
 # Johnson & Johnson                                                     887,300          43,735,017
   Johnson Controls, Inc.                                                 26,700           2,922,048
   Jones Apparel Group, Inc.                                              37,900           1,307,550
   JP Morgan Chase & Co.                                                 608,900          21,530,704
   KB Home Corp.                                                          14,100             971,208
   Kellogg Co.                                                           122,000           4,363,940
   Kerr-McGee Corp.                                                       30,100           1,263,899
   KeyCorp                                                               125,900           3,498,761
   KeySpan Corp.                                                          47,500           1,673,425
   Kimberly Clark Corp.                                                  151,400           8,208,908
   Kinder Morgan, Inc.                                                    36,900           2,011,050
 * King Pharmaceuticals, Inc.                                             72,100             930,811
 * KLA-Tencor Corp.                                                       56,900           3,334,909
   Knight Ridder, Inc.                                                    24,000           1,785,120
 * Kohls Corp.                                                           101,500           4,904,480
 * Kroger Co.                                                            224,700           4,237,842
   Leggett and Platt, Inc.                                                57,500           1,169,550
 # Lehman Brothers Holdings, Inc.                                         82,200           5,935,662
 * Lexmark International Group, Inc.                                      38,300           2,964,420
   Lilly (Eli) & Co.                                                     335,700          23,015,592
   Limited Brands, Inc.                                                  155,900           2,793,728
   Lincoln National Corp.                                                 53,200           2,085,972
   Linear Technology Corp.                                                93,600           4,037,904
   Liz Claiborne, Inc.                                                    32,600           1,141,326
 # Lockheed Martin Corp.                                                 134,800           6,192,712
   Loews Corp.                                                            55,400           2,361,702
 * Louisiana-Pacific Corp.                                                31,300             566,217
   Lowe's Companies, Inc.                                                234,200          13,653,860
 * LSI Logic Corp.                                                       113,200           1,060,684
*# Lucent Technologies, Inc.                                           1,243,800           3,980,160
   Manor Care, Inc.                                                       26,600             939,512
   Marathon Oil Corp.                                                     92,700           2,744,847
   Marriott International, Inc. Class A                                   69,700           3,194,351
   Marsh & McLennan Co., Inc.                                            159,300           7,079,292
   Marshall & Isley Corp.                                                 67,900           2,519,090
   Masco Corp.                                                           140,500           3,821,600
*# Mattel, Inc.                                                          131,300           2,657,512
   Maxim Integrated Products, Inc.                                        97,100           5,056,968
 # May Department Stores Co.                                              86,300           2,558,795
   Maytag Corp.                                                           23,500    $        621,340
   MBIA, Inc.                                                             43,400           2,522,408
   MBNA Corp.                                                            382,000           9,366,640
   McCormick & Co., Inc.                                                  41,800           1,199,242
 # McDonalds Corp.                                                       380,400           9,749,652
   McGraw-Hill Companies, Inc.                                            57,200           3,918,200
   McKesson Corp.                                                         86,900           2,537,480
   MeadWestavco Corp.                                                     59,900           1,528,648
 * Medco Health Solutions, Inc.                                           80,900           2,947,187
 * Medimmune, Inc.                                                        74,600           1,775,480
   Medtronic, Inc.                                                       363,800          16,443,760
   Mellon Financial Corp.                                                128,700           3,706,560
   Merck & Co., Inc.                                                     669,300          27,173,580
*# Mercury Interactive Corp.                                              25,800           1,207,440
   Meredith Corp.                                                         14,900             713,561
 # Merrill Lynch & Co., Inc.                                             279,500          15,861,625
 # MetLife, Inc.                                                         227,300           7,430,437
 # MGIC Investment Corp.                                                  29,400           1,556,730
*# Micron Technology, Inc.                                               182,300           2,371,723
   Microsoft Corp.                                                     3,232,900          83,085,530
 * Millipore Corp.                                                        14,600             625,026
   Molex, Inc.                                                            57,100           1,836,336
   Monsanto Co.                                                           78,300           2,123,496
 * Monster Worldwide, Inc.                                                33,600             808,416
   Moody's Corp.                                                          44,600           2,554,688
   Morgan Stanley Dean Witter & Co.                                      325,200          17,977,056
   Motorola, Inc.                                                        695,700           9,767,628
 * Nabors Industries, Ltd.                                                43,800           1,625,856
   National City Corp.                                                   183,600           6,159,780
 * National Semiconductor Corp.                                           54,900           2,455,128
*# Navistar International Corp.                                           20,400             879,240
 * NCR Corp.                                                              28,300             987,670
 * Network Appliance Corp.                                               102,200           2,361,842
   New York Times Class A                                                 44,700           2,051,730
 # Newell Rubbermaid, Inc.                                                82,100           1,877,627
   Newmont Mining Corp.                                                  129,200           6,219,688
 * Nextel Communications Corp. Class A                                   309,600           7,842,168
   Nicor, Inc.                                                            13,200             432,564
   Nike, Inc. Class B                                                     78,800           5,299,300
   NiSource, Inc.                                                         78,500           1,628,875
 * Noble Corp.                                                            39,900           1,379,742
   Nordstrom, Inc.                                                        40,500           1,397,250
   Norfolk Southern Corp.                                                116,700           2,498,547
 # North Fork Bancorporation, Inc.                                        45,400           1,812,822
   Northern Trust Corp.                                                   66,100           2,964,585
 # Northrop Grumman Corp.                                                 54,700           5,066,861
 * Novell, Inc.                                                          111,000           1,054,500
 * Novellus Systems, Inc.                                                 45,200           1,977,952
   Nucor Corp.                                                            23,400           1,312,974
 * Nvidia Corp.                                                           47,600           1,006,740
   Occidental Petroleum Corp.                                            114,400           4,196,192
 * Office Depot, Inc.                                                     92,700           1,469,295
   Omnicom Group, Inc.                                                    56,800           4,524,688
*# Oracle Systems Corp.                                                1,564,700          18,792,047
   Paccar, Inc.                                                           34,800           2,791,308
 * Pactiv Corp.                                                           47,100           1,056,924
   Pall Corp.                                                             37,200             953,064
 * Parametric Technology Corp.                                            79,500             271,890
 # Parker-Hannifin Corp.                                                  35,300           1,941,147
   Paychex, Inc.                                                         112,600           4,331,722
 # Penney (J.C.) Co., Inc.                                                81,200           2,020,256

                                                                          SHARES              VALUE+
                                                                          ------              ------
   Peoples Energy Corp.                                                   10,900    $        438,180
*# Peoplesoft, Inc.                                                      108,800           2,301,120
 # Pepsi Bottling Group, Inc.                                             80,000           1,846,400
   Pepsico, Inc.                                                         515,900          24,825,108
   PerkinElmer, Inc.                                                      37,900             640,889
   Pfizer, Inc.                                                        2,327,800          78,097,690
 * PG&E Corp. (Holding Co.)                                              123,100           3,092,272
 * Phelps Dodge Corp.                                                     26,600           1,693,888
   Pinnacle West Capital Corp.                                            27,300           1,074,801
   Pitney Bowes, Inc.                                                     70,000           2,782,500
 # Plum Creek Timber Co., Inc.                                            54,700           1,456,661
 * PMC Sierra, Inc.                                                       50,900           1,036,833
 * Power-One, Inc.                                                        24,800             209,064
   PPG Industries, Inc.                                                   50,700           2,964,429
 # PPL Corp.                                                              52,900           2,162,552
   Praxair, Inc.                                                          48,700           3,495,686
   Principal Financial Group, Inc.                                        96,700           3,201,737
 # Procter & Gamble Co.                                                  387,600          37,302,624
   Progress Energy, Inc.                                                  72,800           3,190,096
 # Progressive Corp.                                                      64,900           5,068,690
   ProLogis                                                               53,700           1,637,850
 * Providian Financial Corp.                                              86,800             980,840
   Prudential Financial, Inc.                                            163,100           6,378,841
   Public Service Enterprise Group,
     Inc.                                                                 67,700           2,777,054
   Pulte Homes Inc.                                                       18,400           1,757,936
 * Q Logic Corp.                                                          28,200           1,602,606
 # Qualcomm, Inc.                                                        237,300          10,571,715
 * Quest Diagnostics, Inc.                                                31,400           2,291,258
 * Qwest Communications
     International, Inc.                                                 506,800           1,854,888
*# Radioshack Corp.                                                       49,500           1,541,925
   Raytheon Co.                                                          123,700           3,427,727
   Reebok International, Ltd.                                             17,700             712,248
   Regions Financial Corp.                                                66,600           2,471,526
 # RJ Reynolds Tobacco Holdings, Inc.                                     25,200           1,391,040
*# Robert Half International, Inc.                                        50,900           1,133,034
 # Rockwell Collins, Inc.                                                 53,600           1,441,304
   Rockwell International Corp.                                           55,200           1,835,400
   Rohm & Haas Co.                                                        66,500           2,669,975
 * Rowan Companies, Inc.                                                  28,100             594,877
   Ryder System, Inc.                                                     18,900             589,491
 # Sabre Holdings Corp.                                                   43,000             896,550
   Safeco Corp.                                                           41,300           1,545,859
 * Safeway, Inc.                                                         132,000           2,739,000
 * Saint Jude Medical, Inc.                                               51,400           3,255,676
   Saint Paul Companies, Inc.                                             68,100           2,526,510
 * Sanmina Corp.                                                         152,400           1,857,756
 # Sara Lee Corp.                                                        232,400           4,775,820
 # SBC Communications, Inc.                                              993,600          23,131,008
   Schering-Plough Corp.                                                 439,200           7,049,160
   Schlumberger, Ltd.                                                    174,200           8,173,464
   Schwab (Charles) Corp.                                                404,900           4,696,840
   Scientific-Atlanta, Inc.                                               44,500           1,285,160
*# Sealed Air Corp.                                                       25,400           1,340,358
 # Sears, Roebuck & Co.                                                   84,500           4,661,020
 # Sempra Energy                                                          66,900           1,894,608
 # Sherwin-Williams Co.                                                   43,700           1,417,191
 * Siebel Systems, Inc.                                                  147,700           1,946,686
 # Sigma-Aldrich Corp.                                                    21,100           1,130,327
 # Simon Property Group, Inc.                                             57,500           2,728,375
   SLM Corp.                                                             134,800    $      5,005,124
   Snap-On, Inc.                                                          17,500             525,350
 * Solectron Corp.                                                       248,100           1,451,385
   Southern Co.                                                          217,800           6,375,006
   SouthTrust Corp.                                                      100,900           3,243,935
 # Southwest Airlines Co.                                                234,000           4,207,320
 # Sprint Corp.                                                          270,000           4,047,300
 * Sprint Corp. (PCS Group)                                              309,200           1,419,228
   Stanley Works                                                          25,500             834,105
 * Staples, Inc.                                                         146,500           3,977,475
*# Starbucks Corp.                                                       116,900           3,748,983
 # Starwood Hotels and Resorts
     Worldwide, Inc.                                                      60,100           2,071,647
   State Street Corp.                                                     99,500           5,070,520
   Stryker Corp.                                                          59,500           4,819,500
 * Sun Microsystems, Inc.                                                965,500           4,122,685
 * Sungard Data Systems, Inc.                                             85,200           2,302,104
 # Sunoco, Inc.                                                           23,000           1,104,230
   Suntrust Banks, Inc.                                                   84,100           5,975,305
 # Supervalu, Inc.                                                        40,000           1,032,800
*# Symantec Corp.                                                         90,600           2,974,398
   Symbol Technologies, Inc.                                              68,900             961,155
   Synovus Financial Corp.                                                90,000           2,579,400
 # Sysco Corp.                                                           194,200           7,053,344
 # T. Rowe Price Group, Inc.                                              37,000           1,555,480
   Target Corp.                                                          272,300          10,543,456
 # Teco Energy, Inc.                                                      56,100             728,178
   Tektronix, Inc.                                                        25,400             699,770
 * Tellabs, Inc.                                                         123,400             987,200
 # Temple-Inland, Inc.                                                    16,200             915,786
 * Tenet Healthcare Corp.                                                138,600           2,024,946
 * Teradyne, Inc.                                                         56,400           1,419,588
 # Texas Instruments, Inc.                                               517,500          15,400,800
 # Textron, Inc.                                                          40,500           2,018,520
 # The Goldman Sachs Group, Inc.                                         141,800          13,624,144
 * Thermo-Electron Corp.                                                  48,500           1,159,150
 # Thomas & Betts Corp.                                                   17,500             364,000
 # Tiffany & Co.                                                          43,400           1,968,190
 * Time Warner, Inc                                                    1,349,100          21,963,348
   TJX Companies, Inc.                                                   152,600           3,447,234
   Torchmark Corp.                                                        34,100           1,503,810
*# Toys R Us, Inc.                                                        63,800             749,012
 * Transocean, Inc.                                                       95,600           1,852,728
   Travelers Property Casualty Corp.
     Series B                                                            300,900           4,694,040
   Tribune Co.                                                            93,800           4,582,130
   Tupperware Corp.                                                       17,500             269,675
 # TXU Corp.                                                              96,300           2,132,082
 # Tyco International, Ltd.                                              597,100          13,703,445
   U.S. Bancorp                                                          575,900          15,958,189
 # Union Pacific Corp.                                                    76,200           4,852,416
   Union Planters Corp.                                                   58,600           2,022,286
*# Unisys Corp.                                                           98,400           1,605,888
 # United Parcel Service, Inc.                                           336,500          24,487,105
 # United States Steel Corp.                                              30,900             767,865
   United Technologies Corp.                                             140,200          12,015,140
   Unitedhealth Group, Inc.                                              178,300           9,610,370
*# Univision Communications, Inc.
     Class A                                                              96,300           3,474,504
 # Unocal Corp.                                                           77,300           2,456,594
   UnumProvident Corp.                                                    88,500           1,321,305

                                                                          SHARES              VALUE+
                                                                          ------              ------
   UST, Inc.                                                              49,800    $      1,792,302
 * Veritas Software Co.                                                  127,300           4,840,073
   Verizon Communications, Inc.                                          824,100          27,005,757
   VF Corp.                                                               32,200           1,328,894
 # Viacom, Inc. Class B                                                  525,000          20,643,000
 # Visteon Corp.                                                          39,100             306,935
   Vulcan Materials Co.                                                   30,300           1,347,441
   Wachovia Corp.                                                        398,300          18,222,225
 # Walgreen Co.                                                          306,400          11,278,584
   Wal-Mart Stores, Inc.                                               1,306,200          72,676,968
 # Washington Mutual, Inc.                                               276,100          12,648,141
 # Waste Management, Inc.                                                177,000           5,205,570
 * Waters Corp.                                                           36,800           1,176,864
 * Watson Pharmaceuticals, Inc.                                           32,300           1,522,622
 * Wellpoint Health Networks, Inc.                                        43,900           4,104,211
   Wells Fargo & Co.                                                     502,200          28,791,126
   Wendy's International, Inc.                                            33,900           1,316,337
   Weyerhaeuser Co.                                                       65,500           3,733,500
 # Whirlpool Corp.                                                        20,600           1,407,392
   Williams Companies, Inc.                                              154,900           1,452,962
   Winn-Dixie Stores, Inc.                                                42,200             381,066
   Worthington Industries, Inc.                                           25,700             368,024
 # Wrigley (Wm.) Jr. Co.                                                  67,300           3,709,576
   Wyeth                                                                 398,100          15,685,140
   XCEL Energy, Inc.                                                     119,100           1,988,970
 * Xerox Corp.                                                           236,400           2,879,352
 * Xilinx, Inc.                                                          101,900           3,830,421
 # XL Capital, Ltd.                                                       40,800           3,068,160
*# Yahoo!, Inc.                                                          194,200    $      8,346,716
 * Yum! Brands, Inc.                                                      87,800           3,028,222
 * Zimmer Holdings, Inc.                                                  67,800           4,469,376
   Zions Bancorp.                                                         26,900           1,658,923
                                                                                    ----------------
TOTAL COMMON STOCKS
   (Cost $2,433,299,579)                                                               2,926,111,543
                                                                                    ----------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (16.3%)
   Repurchase Agreement, PNC Capital
     Markets Inc. 0.82% 12/01/03
     (collateralized by $65,802,000 FMC
     Discount Notes 1.11%, 03/25/04, valued
     at $65,555,243) to be repurchased at
     $64,590,413 (Cost $64,586,000)                             $         64,586          64,586,000
   Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.,
     1.01% and 1.02% respectively,
     12/01/03 (Collateralized by
     $407,137,000 U.S. Treasury
     Obligations, rates ranging from
     5.50% to 8.875%, maturities ranging
     from 08/15/04 to 05/15/30, valued at
     $503,698,795) to be repurchased
     at $490,835,464
     (Cost $490,793,933)^                                                490,794         490,793,933
                                                                                    ----------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $555,379,933)                                                                   555,379,933
                                                                                    ----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,988,679,512)++                                                          $  3,481,491,476
                                                                                    ================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities
#    Total or Partial Securities on Loan
^    Security purchased with cash proceeds from securities on loan
++   The cost for federal income tax purposes is $3,129,062,752.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investment at Value (Including $475,028 of securities on loan)                          $  3,481,491
Cash                                                                                           4,161
Receivables:
   Dividends and Interest                                                                      4,882
   Securities Lending Income                                                                      34
   Fund Shares Sold                                                                            1,784
   Fund Margin Variation                                                                          72
Prepaid Expenses and Other Assets                                                                  3
                                                                                        ------------
      Total Assets                                                                         3,492,427
                                                                                        ------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                           490,794
   Fund Shares Redeemed                                                                          375
   Due to Advisor                                                                                 62
Accrued Expenses and Other Liabilities                                                           199
                                                                                        ------------
      Total Liabilities                                                                      491,430
                                                                                        ------------
NET ASSETS                                                                              $  3,000,997
                                                                                        ============

Investments at Cost                                                                     $  2,988,680
                                                                                        ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                            $     46,239
   Interest                                                                                      613
   Income From Securities Lending                                                                343
                                                                                        ------------
          Total Investment Income                                                             47,195
                                                                                        ------------

EXPENSES
   Investment Advisory Services                                                                  652
   Accounting & Transfer Agent Fees                                                              417
   Custodian Fees                                                                                101
   Legal Fees                                                                                     26
   Audit Fees                                                                                     40
   S&P 500 Fees                                                                                   75
   Shareholders' Reports                                                                          60
   Trustees' Fees and Expenses                                                                    41
   Other                                                                                          21
                                                                                        ------------
          Total Expenses                                                                       1,433
                                                                                        ------------
   NET INVESTMENT INCOME (LOSS)                                                               45,762
                                                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                   (137,474)
   Net Realized Gain (Loss) on Futures                                                         9,903
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                  447,952
      Futures                                                                                 (3,012)
                                                                                        ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                  317,369
                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $    363,131
                                                                                        ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                  ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2003            2002
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $     45,762    $     42,191
   Net Realized Gain (Loss) on Investment Securities Sold                         (137,474)       (211,200)
   Net Realized Gain (Loss) on Futures                                               9,903         (12,710)
   Change in Unrealized Appreciaiton (Depreciation) of:
      Investment Securities                                                        447,952        (356,042)
      Futures                                                                       (3,012)          5,220
                                                                              ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          363,131        (532,541)
                                                                              ------------    ------------
Transactions in Interest:
   Contributions                                                                   547,508         962,613
   Withdrawals                                                                    (533,199)       (638,165)
                                                                              ------------    ------------
          Net Increase (Decrease) from Transactions in Interest                     14,309         324,448
                                                                              ------------    ------------
          Total Increase (Decrease)                                                377,440        (208,093)

NET ASSETS
   Beginning of Period                                                           2,623,557       2,831,650
                                                                              ------------    ------------
   End of Period                                                              $  3,000,997    $  2,623,557
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR            YEAR             YEAR             YEAR             YEAR
                                                    ENDED           ENDED            ENDED            ENDED            ENDED
                                                  NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2003            2002             2001             2000             1999
                                                ------------    ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period                     N/A             N/A              N/A              N/A              N/A
                                                ------------    ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           --              --               --               --               --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                           --              --               --               --               --
                                                ------------    ------------     ------------     ------------     ------------
Total from Investment Operations                          --              --               --               --               --
                                                ------------    ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS
   Net Investment Income                                  --              --               --               --               --
   Net Realized Gains                                     --              --               --               --               --
                                                ------------    ------------     ------------     ------------     ------------
Total Distributions                                       --              --               --               --               --
                                                ------------    ------------     ------------     ------------     ------------
Net Asset Value, End of Period                           N/A             N/A              N/A              N/A              N/A
                                                ============    ============     ============     ============     ============
Total Return                                           15.05%         (16.59)%         (12.30)%          (4.25)%          20.86%
Net Assets, End of Period (thousands)           $  3,000,997    $  2,623,557     $  2,831,650     $  3,138,812     $  2,775,062
Ratio of Expenses to Average Net
   Assets                                               0.05%           0.05%            0.05%            0.06%            0.06%
Ratio of Net Investment Income to
   Average Net Assets                                   1.75%           1.53%            1.26%            1.12%            1.27%
Portfolio Turnover Rate                                    8%             11%               8%               8%               4%

----------
N/A Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Company Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $38,976.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

            Purchases                                             $  277,992
            Sales                                                    209,469

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

            Gross Unrealized Appreciation                         $  692,670
            Gross Unrealized Depreciation                           (340,241)
                                                                  ----------
            Net                                                   $  352,429
                                                                  ==========

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     FUTURES CONTRACTS: During the year ended November 30, 2003, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2003, the Series had outstanding 259 long futures contracts on the S&P 500 Index, all of which expire on December 19, 2003. The value of such contracts on November 30, 2003 was $68,492,550, which resulted in an unrealized gain of $2,241,326.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Series during the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

H. SECURITIES LENDING:

     As of November 30, 2003, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The Series invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. LARGE COMPANY SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
          WITH THE FUND              TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS                 LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides            DFAITC - since 1993      90 portfolios in       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG and DEM.    DFAIDG - since 1983      4 investment           School of Business, University of Chicago.
Trustee of DFAITC.                  DIG - since 1993         companies
1101 E. 58th Street                 DEM - since 1994
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                       DFAITC - since 1993      90 portfolios in       Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG and DEM.    DFAIDG - since 1986      4 investment           Professor of Economics, Graduate School of
Trustee of DFAITC.                  DIG - since 1993         companies              Business, University of Chicago. Senior
1101 E. 58th Street                 DEM - since 1994                                Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                   strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                              President, Cardean University (division of
                                                                                    UNext.com). Member of the Boards of Milwaukee
                                                                                    Mutual Insurance Company and UNext.com.
                                                                                    Formerly, Trustee, First Prairie Funds
                                                                                    (registered investment company). Trustee,
                                                                                    Harbor Fund (registered investment company) (13
                                                                                    Portfolios).

       NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
          WITH THE FUND              TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS                 LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson                   DFAITC - since 1993      90 portfolios in       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG and DEM.    DFAIDG - since 1981      4 investment           Management. Director, BIRR Portfolio Analysis,
Trustee of DFAITC.                  DIG - since 1993         companies              Inc. (software products). Chairman, Ibbotson
Yale School of Management           DEM - since 1994                                Associates, Inc., Chicago, IL (software, data,
P.O. Box 208200                                                                     publishing and consulting). Partner, Zebra
New Haven, CT                                                                       Capital Management, LLC (hedge fund manager).
06520-8200                                                                          Formerly, Director, Hospital Fund, Inc.
Date of Birth: 5/27/43                                                              (investment management services).

Robert C. Merton                    DFA ITC - since 2003     90 portfolios in       John and Natty McArthur University Professor,
Harvard Business School             DFA IDG - since 2003     4 investment           Graduate School of Business Administration,
397 Morgan Hall                     DFA DIG - since 2003     companies              Harvard University (since 1998). George Fisher
Soldiers Field                      DEM - since 2003                                Baker Professor of Business Administration,
Boston, MA 02163                                                                    Graduate School of Business Administration,
Date of Birth: 7/31/44                                                              Harvard University (1988-1998), Co-founder,
                                                                                    Chief Science Officer, Integrated Finance
                                                                                    Limited (since 2002). Formerly, Partner,
                                                                                    Long-Term Capital Management.

Myron S. Scholes                    DFAITC - since 1993      90 portfolios in       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG and DEM.    DFAIDG - since 1981      4 investment           Stanford University. Partner, Oak Hill Capital
Trustee of DFAITC.                  DIG - since 1993         companies              Management. Chairman, Oak Hill Platinum
Oak Hill Capital Management, Inc.   DEM - since 1994                                Partners. Director, Chicago Mercantile Exchange.
2775 Sand Hill Rd.                                                                  Consultant, Arbor Investors. Formerly, Director,
Suite 220                                                                           Smith Breeden Family of Funds and Partner,
Menlo Park, CA 94025                                                                Long-Term Capital Management. Director, American
Date of Birth: 7/01/41                                                              Century Fund Complex (registered investment
                                                                                    companies) (35 Portfolios).

Abbie J. Smith                      DFAITC - since 2000      90 portfolios in       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG and DEM.    DFAIDG - since 2000      4 investment           Graduate School of Business, University of
Trustee of DFAITC.                  DIG - since 2000         companies              Chicago, Formerly, Marvin Bower Fellow, Harvard
Graduate School of Business         DEM - since 2000                                Business School (9/01 to 8/02). Director, HON
University of Chicago                                                               Industries Inc. (office furniture) and Director,
1101 East 58th Street,                                                              Ryder System Inc. (transportation).
Chicago, IL 60637
Date of Birth: 4/30/53

                                                   INTERESTED TRUSTEES/DIRECTORS**
------------------------------------------------------------------------------------------------------------------------------------
David G. Booth                      DFAITC - since 1993      90 portfolios in       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief           DFAIDG - since 1981      4 investment           Chief Investment Officer and President of
Executive Officer, Chief            DIG - since 1992         companies              Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and President    DEM - since 1994                                Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
of DFAIDG, DIG and DEM. Chairman,                                                   Chief Executive Officer, Chief Investment
Trustee, Chief Executive Officer,                                                   Officer and President of DFAITC. Director and
Chief Investment Officer and                                                        Chief Investment Officer of Dimensional Fund
President of DFAITC.                                                                Advisors Ltd. Director, Chief Executive Officer,
1299 Ocean Avenue                                                                   Chief Investment Officer and President of DFA
Santa Monica, CA 90401                                                              Australia Ltd. Director of Dimensional Funds
Date of Birth: 12/02/46                                                             PLC. Chairman, Director, Chief Executive Officer
                                                                                    and Chief Investment Officer of Dimensional Fund
                                                                                    Advisors Canada Inc. (All Chief Investment
                                                                                    Officer positions held starting 1/1/2003 except
                                                                                    for Dimensional Fund Advisors Canada Inc., which
                                                                                    was from 6/17/2003.)

                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School. Formerly,
                                                                                    Director, SA Funds (registered investment
                                                                                    company). Formerly Director, Assante Corporation
                                                                                    (investment management) (until 2002).

       NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
          WITH THE FUND              TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS                 LENGTH OF SERVICE           OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*                 DFAITC - since 1993      90 portfolios in       Chairman, Director and Chief Investment Officer
Chairman and Director of DFAIDG,    DFAIDG - since 1981      4 investment           of Dimensional Fund Advisors Inc., DFA
DIG and DEM. Trustee and Chairman   DIG - since 1992         companies              Securities Inc., DFAIDG, DIG and DEM. Chairman,
of DFAITC.                          DEM - since 1994                                Trustee and Chief Investment Officer of DFAITC.
1299 Ocean Avenue                                                                   Director and President of Dimensional Fund
Santa Monica, CA 90401                                                              Advisors Ltd. Director and Chief Investment
Date of Birth: 9/07/44                                                              Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC and Dimensional Fund
                                                                                    Advisors Canada Inc. (Chief Investment Officer
                                                                                    positions held through 1/1/2003)

                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                               TERM OF OFFICE(1)
    NAME, AGE, POSITION WITH THE FUND           AND LENGTH OF
               AND ADDRESS                          SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                               OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                                  Since 1993         Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                                  Since 2001         Vice President and Assistant Secretary of all the DFA
Vice President and Assistant Secretary                               Entities and Dimensional Fund Advisors Canada Inc. Prior to
Date of Birth: 1/24/67                                               April 2001, legal counsel for Dimensional (since March
                                                                     2000). Associate, Jones, Day, Reavis & Pogue from October
                                                                     1991 to February 2000.

Truman A. Clark                                   Since 1996         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                                    Since 1999         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. Formerly at Kansas State University,
Date of Birth: 11/29/56                                              Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                                   Since 1994         Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                                Since 2001         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                               and marketing coordinator for Dimensional.

Richard A. Eustice                                Since 1998         Vice President and Assistant Secretary of all the DFA
Vice President and Assistant Secretary                               Entities, except Dimensional Fund Advisors Ltd.
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                               Since 1993         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                                 Since 2001         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. and DFA Australia Limited. Prior to
Date of Birth: 10/28/70                                              December 2001, Portfolio Manager.

Glenn S. Freed                                    Since 2001         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. and DFA Australia Limited. Formerly,
Date of Birth: 11/24/61                                              Professor and Associate Dean of the Leventhal School of
                                                                     Accounting (September 1998 to August 2001) and Academic
                                                                     Director Master of Business Taxation Program (June 1996 to
                                                                     August 2001) at the University of Southern California
                                                                     Marshall School of Business.

Henry F. Gray                                     Since 2000         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                              Since 1997         Vice President, Controller and Assistant Treasurer of all
Vice President, Controller and Assistant                             the DFA Entities.
Treasurer
Date of Birth: 1/22/61

                                               TERM OF OFFICE(1)
    NAME, AGE, POSITION WITH THE FUND           AND LENGTH OF
               AND ADDRESS                          SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                                   Since 2003         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                       Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                              Executive Officer, Assante Asset Management, Inc. (October
                                                                     2000 to December 2002); Director, Assante Capital Management
                                                                     (October 2000 to December 2002); President and Chief
                                                                     Executive Officer, Assante Capital Management (October 2000
                                                                     to April 2001); Executive Vice President, Assante
                                                                     Corporation (May 2001 to December 2002); Director, Assante
                                                                     Asset Management Ltd. (September 1997 to December 2002);
                                                                     President and Chief Executive Officer, Assante Asset
                                                                     Management Ltd. (September 1998 to May 2001); Executive Vice
                                                                     President, Loring Ward (financial services company) (January
                                                                     1996 to September 1998)

Stephen P. Manus                                  Since 1997         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                                      Since 2003         Vice President of all the DFA Entities and Client Service
Vice President                                                       Manager prior to becoming a Vice President; Director of
Date of Birth: 02/09/60                                              Research, Wurts and Associates (investment consulting firm)
                                                                     from December 2000 to June 2002; and President, Kobe
                                                                     Investment Research from August 1999 to November 2000.

Catherine L. Newell                               Since 2000         Vice President and Secretary of all the DFA Entities and
Vice President and Secretary                                         Dimensional Fund Advisors Canada Inc., except DFA Australia
Date of Birth: 5/07/64                                               Limited, for which she is Vice President and Assistant
                                                                     Secretary. Director, Dimensional Funds PLC. Vice President
                                                                     and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                                   Since 1993         Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                                Since 2002         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. and DFA Australia Limited. Research
Date of Birth:  1/28/67                                              Associate for Dimensional Fund Advisors Inc. (June 2000 to
                                                                     April 2002). Research scientist (August 1998 to June 2000)
                                                                     and Faculty-Postdoctural Fellow (August 1997 to August
                                                                     1998), California Institute of Technology.

Michael T. Scardina                               Since 1993         Vice President, Chief Financial Officer and Treasurer of all
Vice President, Chief Financial Officer                              the DFA Entities and Dimensional Fund Advisors Canada Inc.
and Treasurer                                                        Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                                Since 2001         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. and DFA Australia Limited. Prior to 2001
Santa Monica, CA                                                     and currently, Regional Director of Dimensional Fund
Date of Birth: 1/26/46                                               Advisors Inc.

John C. Siciliano                                 Since 2001         Vice President of all the DFA Entities. Director,
Vice President                                                       Dimensional Funds PLC. Managing Principal, Payden & Rygel
Santa Monica, CA                                                     Investment Counsel from April 1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*                     Since 1988         Executive Vice President of all the DFA Entities. Vice
Executive Vice President                                             President of Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                                    Since 2000         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                               TERM OF OFFICE(1)
    NAME, AGE, POSITION WITH THE FUND           AND LENGTH OF
               AND ADDRESS                          SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                                   Since 1997         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                       Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                              Since 1997         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                                 Since 2001         Vice President of all the DFA Entities, except Dimensional
Vice President                                                       Fund Advisors Ltd. and DFA Australia Limited. President of
Santa Monica, CA                                                     Dimensional Fund Advisors Canada Inc. Prior to 2001 and
Date of Birth: 3/03/45                                               currently, Director of Financial Advisors Services of
                                                                     Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

* Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY


                                     ANNUAL
                                     REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Charts                                                                     1

Management's Discussion and Analysis                                                   9

Schedules of Investments
    U.S. Large Company Portfolio                                                      19
    Enhanced U.S. Large Company Portfolio                                             19
    U.S. Large Cap Value Portfolio                                                    19
    U.S. Small XM Value Portfolio                                                     19
    U.S. Small Cap Value Portfolio                                                    20
    U.S. Small Cap Portfolio                                                          20
    U.S. Micro Cap Portfolio                                                          20
    DFA Real Estate Securities Portfolio                                              21
    Large Cap International Portfolio                                                 23
    International Small Company Portfolio                                             34
    Japanese Small Company Portfolio                                                  34
    Pacific Rim Small Company Portfolio                                               35
    United Kingdom Small Company Portfolio                                            35
    Continental Small Company Portfolio                                               35
    DFA International Small Cap Value Portfolio                                       36
    Emerging Markets Portfolio                                                        60
    Emerging Markets Small Cap Portfolio                                              60
    DFA One-Year Fixed Income Portfolio                                               60
    DFA Two-Year Global Fixed Income Portfolio                                        60
    DFA Five-Year Government Portfolio                                                61
    DFA Five-Year Global Fixed Income Portfolio                                       62
    DFA Intermediate Government Fixed Income Portfolio                                64
    DFA Short-Term Municipal Bond Portfolio                                           65

Statements of Assets and Liabilities                                                  70

Statements of Operations                                                              73

Statements of Changes in Net Assets                                                   79

Financial Highlights                                                                  85

Notes to Financial Statements                                                         97

Report of Independent Certified Public Accountants                                   107

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Chart                                                                   108

Management's Discussion and Analysis                                                109

Statement of Assets and Liabilities                                                 111

Statement of Operations                                                             112

Statements of Changes in Net Assets                                                 113

Financial Highlights                                                                114

Notes to Financial Statements                                                       115

Report of Independent Certified Public Accountants                                  117

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Charts                                                                  118

Schedules of Investments
    The U.S. Large Company Series                                                   124
    The Enhanced U.S. Large Company Series                                          129
    The U.S. Large Cap Value Series                                                 131
    The U.S. Small XM Value Series                                                  134
    The U.S. Small Cap Value Series                                                 140
    The U.S. Small Cap Series                                                       155
    The U.S. Micro Cap Series                                                       184
    The DFA International Value Series                                              208
    The Japanese Small Company Series                                               216
    The Pacific Rim Small Company Series                                            226
    The United Kingdom Small Company Series                                         234
    The Continental Small Company Series                                            240
    The Emerging Markets Series                                                     254
    The Emerging Markets Small Cap Series                                           260
    The DFA One-Year Fixed Income Series                                            273
    The DFA Two-Year Global Fixed Income Series                                     275

Statements of Assets and Liabilities                                                277

Statements of Operations                                                            279

Statements of Changes in Net Assets                                                 283

Financial Highlights                                                                287

Notes to Financial Statements                                                       295

Report of Independent Certified Public Accountants                                  303

Fund Management                                                                     304

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

             U.S. LARGE COMPANY PORTFOLIO       S&P 500 INDEX
Nov-93                       $     10,000        $     10,000
Dec-93                       $     10,125        $     10,123
Jan-94                       $     10,452        $     10,462
Feb-94                       $     10,169        $     10,180
Mar-94                       $      9,732        $      9,737
Apr-94                       $      9,863        $      9,863
May-94                       $     10,016        $     10,024
Jun-94                       $      9,773        $      9,777
Jul-94                       $     10,089        $     10,100
Aug-94                       $     10,500        $     10,511
Sep-94                       $     10,256        $     10,258
Oct-94                       $     10,478        $     10,493
Nov-94                       $     10,105        $     10,108
Dec-94                       $     10,255        $     10,255
Jan-95                       $     10,517        $     10,522
Feb-95                       $     10,927        $     10,930
Mar-95                       $     11,243        $     11,254
Apr-95                       $     11,564        $     11,581
May-95                       $     12,029        $     12,039
Jun-95                       $     12,308        $     12,322
Jul-95                       $     12,714        $     12,732
Aug-95                       $     12,737        $     12,766
Sep-95                       $     13,281        $     13,301
Oct-95                       $     13,228        $     13,255
Nov-95                       $     13,797        $     13,838
Dec-95                       $     14,058        $     14,094
Jan-96                       $     14,540        $     14,579
Feb-96                       $     14,662        $     14,719
Mar-96                       $     14,806        $     14,860
Apr-96                       $     15,020        $     15,078
May-96                       $     15,396        $     15,467
Jun-96                       $     15,457        $     15,531
Jul-96                       $     14,769        $     14,840
Aug-96                       $     15,085        $     15,154
Sep-96                       $     15,924        $     16,006
Oct-96                       $     16,357        $     16,445
Nov-96                       $     17,587        $     17,693
Dec-96                       $     17,237        $     17,346
Jan-97                       $     18,311        $     18,423
Feb-97                       $     18,452        $     18,572
Mar-97                       $     17,690        $     17,800
Apr-97                       $     18,745        $     18,862
May-97                       $     19,877        $     20,021
Jun-97                       $     20,763        $     20,913
Jul-97                       $     22,414        $     22,574
Aug-97                       $     21,166        $     21,319
Sep-97                       $     22,319        $     22,487
Oct-97                       $     21,574        $     21,736
Nov-97                       $     22,555        $     22,742
Dec-97                       $     22,939        $     23,134
Jan-98                       $     23,202        $     23,390
Feb-98                       $     24,871        $     25,077
Mar-98                       $     26,132        $     26,361
Apr-98                       $     26,396        $     26,627
May-98                       $     25,939        $     26,169
Jun-98                       $     26,989        $     27,231
Jul-98                       $     26,701        $     26,943
Aug-98                       $     22,856        $     23,047
Sep-98                       $     24,309        $     24,524
Oct-98                       $     26,266        $     26,518
Nov-98                       $     27,869        $     28,125
Dec-98                       $     29,516        $     29,745
Jan-99                       $     30,717        $     30,988
Feb-99                       $     29,759        $     30,025
Mar-99                       $     30,946        $     31,226
Apr-99                       $     32,125        $     32,434
May-99                       $     31,367        $     31,669
Jun-99                       $     33,098        $     33,426
Jul-99                       $     32,059        $     32,383
Aug-99                       $     31,895        $     32,221
Sep-99                       $     31,018        $     31,338
Oct-99                       $     32,985        $     33,322
Nov-99                       $     33,648        $     33,999
Dec-99                       $     35,650        $     36,001
Jan-00                       $     33,857        $     34,194
Feb-00                       $     33,213        $     33,548
Mar-00                       $     36,445        $     36,829
Apr-00                       $     35,326        $     35,720
May-00                       $     34,599        $     34,988
Jun-00                       $     35,391        $     35,848
Jul-00                       $     34,885        $     35,289
Aug-00                       $     37,051        $     37,481
Sep-00                       $     35,095        $     35,502
Oct-00                       $     34,937        $     35,353
Nov-00                       $     32,191        $     32,567
Dec-00                       $     32,352        $     32,726
Jan-01                       $     33,497        $     33,888
Feb-01                       $     30,442        $     30,798
Mar-01                       $     28,509        $     28,845
Apr-01                       $     30,716        $     31,086
May-01                       $     30,900        $     31,295
Jun-01                       $     30,146        $     30,534
Jul-01                       $     29,854        $     30,235
Aug-01                       $     27,976        $     28,342
Sep-01                       $     25,710        $     26,052
Oct-01                       $     26,198        $     26,550
Nov-01                       $     28,202        $     28,586
Dec-01                       $     28,448        $     28,838
Jan-02                       $     28,024        $     28,417
Feb-02                       $     27,483        $     27,868
Mar-02                       $     28,503        $     28,916
Apr-02                       $     26,775        $     27,164
May-02                       $     26,580        $     26,963
Jun-02                       $     24,677        $     25,043
Jul-02                       $     22,757        $     23,090
Aug-02                       $     22,900        $     23,242
Sep-02                       $     20,411        $     20,716
Oct-02                       $     22,203        $     22,539
Nov-02                       $     23,509        $     23,866
Dec-02                       $     22,124        $     22,463
Jan-03                       $     21,540        $     21,874
Feb-03                       $     21,215        $     21,546
Mar-03                       $     21,420        $     21,755
Apr-03                       $     23,185        $     23,548
May-03                       $     24,407        $     24,789
Jun-03                       $     24,708        $     25,106
Jul-03                       $     25,140        $     25,548
Aug-03                       $     25,633        $     26,046
Sep-03                       $     25,356        $     25,770
Oct-03                       $     26,786        $     27,229
Nov-03                       $     27,012        $     27,468

ANNUALIZED               ONE   FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                       14.90   -0.62   10.45

- THE PORTFOLIO INVESTS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

         ENHANCED U.S. LARGE COMPANY PORTFOLIO        S&P 500 INDEX
Jul-96                            $     10,000         $     10,000
Jul-96                            $      9,850         $      9,500
Aug-96                            $     10,050         $      9,702
Sep-96                            $     10,640         $     10,247
Oct-96                            $     11,000         $     10,528
Nov-96                            $     11,830         $     11,327
Dec-96                            $     11,533         $     11,105
Jan-97                            $     12,268         $     11,794
Feb-97                            $     12,365         $     11,890
Mar-97                            $     11,767         $     11,395
Apr-97                            $     12,506         $     12,076
May-97                            $     13,322         $     12,817
Jun-97                            $     13,893         $     13,389
Jul-97                            $     15,013         $     14,452
Aug-97                            $     14,190         $     13,648
Sep-97                            $     14,928         $     14,396
Oct-97                            $     14,509         $     13,915
Nov-97                            $     15,050         $     14,560
Dec-97                            $     15,307         $     14,810
Jan-98                            $     15,574         $     14,974
Feb-98                            $     16,628         $     16,054
Mar-98                            $     17,469         $     16,876
Apr-98                            $     17,662         $     17,046
May-98                            $     17,303         $     16,753
Jun-98                            $     18,037         $     17,433
Jul-98                            $     17,804         $     17,249
Aug-98                            $     15,208         $     14,754
Sep-98                            $     16,271         $     15,700
Oct-98                            $     17,615         $     16,977
Nov-98                            $     18,619         $     18,005
Dec-98                            $     19,830         $     19,043
Jan-99                            $     20,551         $     19,839
Feb-99                            $     19,873         $     19,222
Mar-99                            $     20,710         $     19,990
Apr-99                            $     21,493         $     20,764
May-99                            $     20,899         $     20,274
Jun-99                            $     22,114         $     21,399
Jul-99                            $     21,357         $     20,732
Aug-99                            $     21,240         $     20,628
Sep-99                            $     20,728         $     20,063
Oct-99                            $     22,046         $     21,333
Nov-99                            $     22,401         $     21,766
Dec-99                            $     23,672         $     23,048
Jan-00                            $     22,424         $     21,891
Feb-00                            $     22,079         $     21,477
Mar-00                            $     24,196         $     23,577
Apr-00                            $     23,429         $     22,868
May-00                            $     22,888         $     22,399
Jun-00                            $     23,396         $     22,950
Jul-00                            $     23,043         $     22,592
Aug-00                            $     24,510         $     23,995
Sep-00                            $     23,219         $     22,728
Oct-00                            $     23,112         $     22,633
Nov-00                            $     21,321         $     20,849
Dec-00                            $     21,387         $     20,951
Jan-01                            $     22,144         $     21,695
Feb-01                            $     20,116         $     19,716
Mar-01                            $     18,814         $     18,466
Apr-01                            $     20,259         $     19,901
May-01                            $     20,383         $     20,035
Jun-01                            $     19,842         $     19,548
Jul-01                            $     19,696         $     19,356
Aug-01                            $     18,486         $     18,145
Sep-01                            $     17,094         $     16,678
Oct-01                            $     17,474         $     16,997
Nov-01                            $     18,781         $     18,301
Dec-01                            $     18,950         $     18,462
Jan-02                            $     18,675         $     18,192
Feb-02                            $     18,337         $     17,841
Mar-02                            $     18,913         $     18,512
Apr-02                            $     17,852         $     17,390
May-02                            $     17,747         $     17,261
Jun-02                            $     16,542         $     16,032
Jul-02                            $     15,347         $     14,782
Aug-02                            $     15,475         $     14,879
Sep-02                            $     13,806         $     13,262
Oct-02                            $     15,050         $     14,429
Nov-02                            $     15,887         $     15,279
Dec-02                            $     15,007         $     14,381
Jan-03                            $     14,618         $     14,004
Feb-03                            $     14,424         $     13,794
Mar-03                            $     14,554         $     13,928
Apr-03                            $     15,766         $     15,075
May-03                            $     16,632         $     15,870
Jun-03                            $     16,828         $     16,073
Jul-03                            $     17,045         $     16,356
Aug-03                            $     17,371         $     16,675
Sep-03                            $     17,261         $     16,498
Oct-03                            $     18,175         $     17,432
Nov-03                            $     18,328         $     17,585

ANNUALIZED         ONE    FIVE        FROM
TOTAL RETURN (%)   YEAR   YEARS   JULY 2, 1996
----------------------------------------------
                  15.36   -0.32       8.52

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

        U.S. LARGE CAP VALUE PORTFOLIO   RUSSELL 1000 VALUE INDEX
Nov-93                    $     10,000               $     10,000
Dec-93                    $     10,246               $     10,190
Jan-94                    $     10,531               $     10,575
Feb-94                    $     10,057               $     10,214
Mar-94                    $      9,650               $      9,834
Apr-94                    $      9,801               $     10,022
May-94                    $      9,734               $     10,138
Jun-94                    $      9,532               $      9,895
Jul-94                    $      9,945               $     10,203
Aug-94                    $     10,233               $     10,496
Sep-94                    $      9,934               $     10,147
Oct-94                    $     10,128               $     10,289
Nov-94                    $      9,673               $      9,873
Dec-94                    $      9,781               $      9,986
Jan-95                    $     10,006               $     10,294
Feb-95                    $     10,573               $     10,701
Mar-95                    $     10,739               $     10,935
Apr-95                    $     11,122               $     11,280
May-95                    $     11,702               $     11,755
Jun-95                    $     11,958               $     11,915
Jul-95                    $     12,482               $     12,330
Aug-95                    $     12,848               $     12,504
Sep-95                    $     13,292               $     12,956
Oct-95                    $     12,746               $     12,828
Nov-95                    $     13,444               $     13,478
Dec-95                    $     13,533               $     13,817
Jan-96                    $     13,919               $     14,248
Feb-96                    $     14,122               $     14,356
Mar-96                    $     14,609               $     14,600
Apr-96                    $     14,853               $     14,656
May-96                    $     15,097               $     14,839
Jun-96                    $     14,654               $     14,851
Jul-96                    $     13,999               $     14,289
Aug-96                    $     14,562               $     14,698
Sep-96                    $     14,845               $     15,283
Oct-96                    $     15,327               $     15,875
Nov-96                    $     16,437               $     17,025
Dec-96                    $     16,269               $     16,807
Jan-97                    $     16,851               $     17,623
Feb-97                    $     17,180               $     17,882
Mar-97                    $     16,393               $     17,238
Apr-97                    $     16,934               $     17,962
May-97                    $     18,240               $     18,966
Jun-97                    $     18,800               $     19,780
Jul-97                    $     20,685               $     21,267
Aug-97                    $     20,377               $     20,510
Sep-97                    $     21,449               $     21,749
Oct-97                    $     20,349               $     21,142
Nov-97                    $     20,562               $     22,076
Dec-97                    $     20,846               $     22,721
Jan-98                    $     21,117               $     22,401
Feb-98                    $     22,963               $     23,908
Mar-98                    $     24,242               $     25,371
Apr-98                    $     24,377               $     25,541
May-98                    $     24,163               $     25,163
Jun-98                    $     24,105               $     25,486
Jul-98                    $     23,269               $     25,037
Aug-98                    $     19,024               $     21,311
Sep-98                    $     19,989               $     22,535
Oct-98                    $     21,626               $     24,281
Nov-98                    $     22,967               $     25,413
Dec-98                    $     23,343               $     26,277
Jan-99                    $     23,792               $     26,487
Feb-99                    $     23,178               $     26,114
Mar-99                    $     23,929               $     26,654
Apr-99                    $     26,475               $     29,144
May-99                    $     26,440               $     28,823
Jun-99                    $     26,887               $     29,659
Jul-99                    $     25,769               $     28,790
Aug-99                    $     24,841               $     27,722
Sep-99                    $     23,502               $     26,754
Oct-99                    $     24,398               $     28,295
Nov-99                    $     24,002               $     28,075
Dec-99                    $     24,463               $     28,209
Jan-00                    $     22,738               $     27,290
Feb-00                    $     20,697               $     25,262
Mar-00                    $     23,623               $     28,344
Apr-00                    $     24,329               $     28,015
May-00                    $     24,276               $     28,309
Jun-00                    $     22,586               $     27,016
Jul-00                    $     23,576               $     27,353
Aug-00                    $     24,952               $     28,874
Sep-00                    $     24,551               $     29,140
Oct-00                    $     25,518               $     29,857
Nov-00                    $     24,683               $     28,749
Dec-00                    $     26,962               $     30,189
Jan-01                    $     28,286               $     30,304
Feb-01                    $     28,269               $     29,462
Mar-01                    $     27,395               $     28,422
Apr-01                    $     29,028               $     29,814
May-01                    $     29,861               $     30,485
Jun-01                    $     29,509               $     29,808
Jul-01                    $     29,461               $     29,746
Aug-01                    $     28,159               $     28,553
Sep-01                    $     25,022               $     26,543
Oct-01                    $     25,007               $     26,315
Nov-01                    $     27,360               $     27,843
Dec-01                    $     28,001               $     28,500
Jan-02                    $     28,292               $     28,281
Feb-02                    $     28,654               $     28,326
Mar-02                    $     29,846               $     29,666
Apr-02                    $     29,574               $     28,649
May-02                    $     29,758               $     28,792
Jun-02                    $     27,948               $     27,139
Jul-02                    $     24,846               $     24,615
Aug-02                    $     25,249               $     24,800
Sep-02                    $     22,439               $     22,042
Oct-02                    $     23,318               $     23,675
Nov-02                    $     24,967               $     25,167
Dec-02                    $     23,831               $     24,075
Jan-03                    $     23,278               $     23,492
Feb-03                    $     22,596               $     22,865
Mar-03                    $     22,490               $     22,904
Apr-03                    $     24,559               $     24,919
May-03                    $     26,202               $     26,529
Jun-03                    $     26,485               $     26,861
Jul-03                    $     27,152               $     27,261
Aug-03                    $     28,116               $     27,686
Sep-03                    $     27,497               $     27,415
Oct-03                    $     29,337               $     29,093
Nov-03                    $     29,987               $     29,488

ANNUALIZED           ONE    FIVE     TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                    20.11   5.48    11.61

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL XM VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
Feb-00                    $     10,000               $     10,000
Feb-00                    $     10,040               $     10,376
Mar-00                    $     11,020               $     10,424
Apr-00                    $     11,130               $     10,486
May-00                    $     10,980               $     10,325
Jun-00                    $     10,710               $     10,627
Jul-00                    $     10,980               $     10,981
Aug-00                    $     11,579               $     11,472
Sep-00                    $     11,419               $     11,406
Oct-00                    $     11,440               $     11,365
Nov-00                    $     11,060               $     11,133
Dec-00                    $     12,375               $     12,329
Jan-01                    $     13,152               $     12,669
Feb-01                    $     13,131               $     12,652
Mar-01                    $     12,648               $     12,449
Apr-01                    $     13,499               $     13,026
May-01                    $     13,982               $     13,360
Jun-01                    $     14,455               $     13,897
Jul-01                    $     14,465               $     13,586
Aug-01                    $     14,329               $     13,539
Sep-01                    $     12,176               $     12,044
Oct-01                    $     12,532               $     12,358
Nov-01                    $     13,688               $     13,247
Dec-01                    $     14,593               $     14,057
Jan-02                    $     14,794               $     14,244
Feb-02                    $     15,119               $     14,331
Mar-02                    $     16,421               $     15,405
Apr-02                    $     16,881               $     15,947
May-02                    $     16,342               $     15,419
Jun-02                    $     15,736               $     15,078
Jul-02                    $     13,425               $     12,838
Aug-02                    $     13,425               $     12,781
Sep-02                    $     12,235               $     11,869
Oct-02                    $     12,550               $     12,047
Nov-02                    $     13,930               $     13,008
Dec-02                    $     13,182               $     12,453
Jan-03                    $     12,570               $     12,101
Feb-03                    $     12,035               $     11,695
Mar-03                    $     11,996               $     11,820
Apr-03                    $     13,423               $     12,943
May-03                    $     14,952               $     14,264
Jun-03                    $     15,194               $     14,505
Jul-03                    $     16,072               $     15,229
Aug-03                    $     17,117               $     15,808
Sep-03                    $     16,887               $     15,626
Oct-03                    $     18,517               $     16,900
Nov-03                    $     19,281               $     17,549

ANNUALIZED               ONE          FROM
TOTAL RETURN (%)        YEAR     FEBRUARY 23, 2000
--------------------------------------------------
                         38.42        19.04

- THE PORTFOLIO INVESTS IN THE U.S. SMALL XM VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL CAP VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
Nov-93                     $     10,000               $     10,000
Dec-93                     $     10,200               $     10,294
Jan-94                     $     10,726               $     10,660
Feb-94                     $     10,690               $     10,630
Mar-94                     $     10,336               $     10,154
Apr-94                     $     10,408               $     10,254
May-94                     $     10,435               $     10,240
Jun-94                     $     10,244               $      9,974
Jul-94                     $     10,417               $     10,159
Aug-94                     $     10,771               $     10,558
Sep-94                     $     10,734               $     10,446
Oct-94                     $     10,580               $     10,255
Nov-94                     $     10,217               $      9,841
Dec-94                     $     10,323               $     10,136
Jan-95                     $     10,424               $     10,087
Feb-95                     $     10,792               $     10,461
Mar-95                     $     10,920               $     10,512
Apr-95                     $     11,307               $     10,824
May-95                     $     11,619               $     11,056
Jun-95                     $     12,079               $     11,434
Jul-95                     $     12,732               $     11,851
Aug-95                     $     13,136               $     12,203
Sep-95                     $     13,302               $     12,385
Oct-95                     $     12,649               $     11,891
Nov-95                     $     13,119               $     12,363
Dec-95                     $     13,346               $     12,746
Jan-96                     $     13,300               $     12,830
Feb-96                     $     13,591               $     13,032
Mar-96                     $     13,966               $     13,305
Apr-96                     $     14,689               $     13,668
May-96                     $     15,262               $     14,014
Jun-96                     $     14,943               $     13,849
Jul-96                     $     14,014               $     13,112
Aug-96                     $     14,653               $     13,681
Sep-96                     $     15,141               $     14,055
Oct-96                     $     15,253               $     14,218
Nov-96                     $     15,976               $     14,983
Dec-96                     $     16,326               $     15,470
Jan-97                     $     16,740               $     15,708
Feb-97                     $     16,740               $     15,857
Mar-97                     $     16,297               $     15,432
Apr-97                     $     16,230               $     15,659
May-97                     $     17,765               $     16,905
Jun-97                     $     18,876               $     17,761
Jul-97                     $     20,004               $     18,507
Aug-97                     $     20,708               $     18,801
Sep-97                     $     22,301               $     20,051
Oct-97                     $     21,509               $     19,506
Nov-97                     $     21,326               $     19,720
Dec-97                     $     21,346               $     20,389
Jan-98                     $     21,083               $     20,020
Feb-98                     $     22,673               $     21,231
Mar-98                     $     23,596               $     22,093
Apr-98                     $     24,051               $     22,201
May-98                     $     23,130               $     21,415
Jun-98                     $     22,674               $     21,293
Jul-98                     $     21,003               $     19,626
Aug-98                     $     17,132               $     16,553
Sep-98                     $     17,619               $     17,488
Oct-98                     $     18,369               $     18,007
Nov-98                     $     19,343               $     18,495
Dec-98                     $     19,792               $     19,076
Jan-99                     $     20,100               $     18,643
Feb-99                     $     18,444               $     17,370
Mar-99                     $     18,090               $     17,227
Apr-99                     $     20,022               $     18,800
May-99                     $     20,961               $     19,377
Jun-99                     $     22,242               $     20,079
Jul-99                     $     22,142               $     19,603
Aug-99                     $     21,535               $     18,885
Sep-99                     $     20,960               $     18,508
Oct-99                     $     20,243               $     18,137
Nov-99                     $     21,160               $     18,232
Dec-99                     $     22,373               $     18,792
Jan-00                     $     22,205               $     18,301
Feb-00                     $     24,265               $     19,419
Mar-00                     $     24,338               $     19,511
Apr-00                     $     23,484               $     19,626
May-00                     $     22,507               $     19,325
Jun-00                     $     23,628               $     19,890
Jul-00                     $     23,604               $     20,552
Aug-00                     $     25,351               $     21,471
Sep-00                     $     24,882               $     21,348
Oct-00                     $     23,941               $     21,271
Nov-00                     $     22,639               $     20,837
Dec-00                     $     24,389               $     23,075
Jan-01                     $     26,903               $     23,712
Feb-01                     $     26,387               $     23,679
Mar-01                     $     25,738               $     23,300
Apr-01                     $     27,313               $     24,379
May-01                     $     28,995               $     25,006
Jun-01                     $     30,080               $     26,011
Jul-01                     $     29,590               $     25,428
Aug-01                     $     29,193               $     25,339
Sep-01                     $     24,943               $     22,542
Oct-01                     $     25,923               $     23,130
Nov-01                     $     27,947               $     24,793
Dec-01                     $     29,909               $     26,310
Jan-02                     $     30,370               $     26,660
Feb-02                     $     30,321               $     26,823
Mar-02                     $     33,311               $     28,832
Apr-02                     $     34,820               $     29,847
May-02                     $     33,723               $     28,859
Jun-02                     $     33,025               $     28,221
Jul-02                     $     27,873               $     24,028
Aug-02                     $     27,525               $     23,922
Sep-02                     $     25,521               $     22,214
Oct-02                     $     25,934               $     22,547
Nov-02                     $     28,144               $     24,346
Dec-02                     $     27,136               $     23,307
Jan-03                     $     26,200               $     22,649
Feb-03                     $     25,123               $     21,888
Mar-03                     $     25,071               $     22,123
Apr-03                     $     27,718               $     24,224
May-03                     $     30,967               $     26,698
Jun-03                     $     32,097               $     27,149
Jul-03                     $     34,356               $     28,503
Aug-03                     $     36,122               $     29,587
Sep-03                     $     35,841               $     29,246
Oct-03                     $     39,425               $     31,630
Nov-03                     $     41,067               $     32,845

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     45.92  16.25   15.17

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL CAP PORTFOLIO   RUSSELL 2000 INDEX
Nov-93               $     10,000         $     10,000
Dec-93               $     10,288         $     10,342
Jan-94               $     10,597         $     10,666
Feb-94               $     10,517         $     10,627
Mar-94               $     10,006         $     10,067
Apr-94               $     10,024         $     10,127
May-94               $      9,971         $     10,013
Jun-94               $      9,680         $      9,676
Jul-94               $      9,821         $      9,834
Aug-94               $     10,289         $     10,382
Sep-94               $     10,341         $     10,347
Oct-94               $     10,376         $     10,306
Nov-94               $     10,022         $      9,889
Dec-94               $     10,150         $     10,154
Jan-95               $     10,210         $     10,026
Feb-95               $     10,546         $     10,443
Mar-95               $     10,745         $     10,622
Apr-95               $     11,092         $     10,858
May-95               $     11,319         $     11,045
Jun-95               $     11,893         $     11,618
Jul-95               $     12,626         $     12,287
Aug-95               $     12,982         $     12,541
Sep-95               $     13,219         $     12,766
Oct-95               $     12,536         $     12,195
Nov-95               $     12,904         $     12,707
Dec-95               $     13,213         $     13,043
Jan-96               $     13,244         $     13,028
Feb-96               $     13,687         $     13,435
Mar-96               $     13,982         $     13,713
Apr-96               $     14,911         $     14,447
May-96               $     15,680         $     15,016
Jun-96               $     14,964         $     14,399
Jul-96               $     13,719         $     13,142
Aug-96               $     14,520         $     13,905
Sep-96               $     14,973         $     14,449
Oct-96               $     14,751         $     14,226
Nov-96               $     15,321         $     14,813
Dec-96               $     15,548         $     15,201
Jan-97               $     16,062         $     15,505
Feb-97               $     15,718         $     15,129
Mar-97               $     14,975         $     14,415
Apr-97               $     14,803         $     14,456
May-97               $     16,484         $     16,065
Jun-97               $     17,332         $     16,754
Jul-97               $     18,361         $     17,533
Aug-97               $     19,037         $     17,934
Sep-97               $     20,501         $     19,247
Oct-97               $     19,609         $     18,402
Nov-97               $     19,311         $     18,283
Dec-97               $     19,315         $     18,603
Jan-98               $     19,085         $     18,309
Feb-98               $     20,484         $     19,662
Mar-98               $     21,336         $     20,472
Apr-98               $     21,628         $     20,584
May-98               $     20,495         $     19,475
Jun-98               $     20,214         $     19,516
Jul-98               $     18,662         $     17,935
Aug-98               $     14,819         $     14,452
Sep-98               $     15,748         $     15,584
Oct-98               $     16,435         $     16,219
Nov-98               $     17,516         $     17,069
Dec-98               $     18,245         $     18,126
Jan-99               $     18,541         $     18,367
Feb-99               $     16,961         $     16,879
Mar-99               $     16,805         $     17,142
Apr-99               $     18,329         $     18,678
May-99               $     19,050         $     18,951
Jun-99               $     20,164         $     19,808
Jul-99               $     19,995         $     19,265
Aug-99               $     19,459         $     18,552
Sep-99               $     19,360         $     18,556
Oct-99               $     19,133         $     18,632
Nov-99               $     20,713         $     19,744
Dec-99               $     22,882         $     21,979
Jan-00               $     22,852         $     21,626
Feb-00               $     26,671         $     25,196
Mar-00               $     25,516         $     23,535
Apr-00               $     23,513         $     22,119
May-00               $     22,267         $     20,829
Jun-00               $     24,547         $     22,645
Jul-00               $     23,870         $     21,916

Aug-00               $     25,824         $     23,588
Sep-00               $     25,316         $     22,895
Oct-00               $     24,192         $     21,874
Nov-00               $     21,973         $     19,627
Dec-00               $     23,443         $     21,313
Jan-01               $     25,485         $     22,424
Feb-01               $     23,785         $     20,953
Mar-01               $     22,703         $     19,928
Apr-01               $     24,472         $     21,487
May-01               $     25,622         $     22,015
Jun-01               $     26,908         $     22,775
Jul-01               $     25,896         $     21,543
Aug-01               $     25,125         $     20,847
Sep-01               $     21,554         $     18,041
Oct-01               $     22,979         $     19,096
Nov-01               $     24,765         $     20,574
Dec-01               $     26,416         $     21,844
Jan-02               $     26,229         $     21,616
Feb-02               $     25,531         $     21,024
Mar-02               $     27,704         $     22,715
Apr-02               $     27,779         $     22,921
May-02               $     26,609         $     21,904
Jun-02               $     25,249         $     20,817
Jul-02               $     21,624         $     17,674
Aug-02               $     21,643         $     17,628
Sep-02               $     20,000         $     16,362
Oct-02               $     20,756         $     16,887
Nov-02               $     22,608         $     18,394
Dec-02               $     21,364         $     17,369
Jan-03               $     20,790         $     16,888
Feb-03               $     20,120         $     16,378
Mar-03               $     20,311         $     16,589
Apr-03               $     22,359         $     18,162
May-03               $     24,868         $     20,111
Jun-03               $     25,536         $     20,475
Jul-03               $     27,145         $     21,756
Aug-03               $     28,505         $     22,753
Sep-03               $     28,066         $     22,332
Oct-03               $     30,517         $     24,208
Nov-03               $     31,627         $     25,067

ANNUALIZED            ONE    FIVE   TEN
TOTAL RETURN (%)     YEAR   YEARS  YEARS
----------------------------------------
                    39.89   12.54  12.21

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
CRSP 9-10 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. MICRO CAP PORTFOLIO   CRSP 9-10 INDEX
Nov-93               $     10,000      $     10,000
Dec-93               $     10,194      $     10,129
Jan-94               $     10,824      $     10,626
Feb-94               $     10,799      $     10,589
Mar-94               $     10,317      $     10,061
Apr-94               $     10,379      $      9,924
May-94               $     10,367      $      9,911
Jun-94               $     10,095      $      9,639
Jul-94               $     10,281      $      9,690
Aug-94               $     10,628      $     10,104
Sep-94               $     10,739      $     10,254
Oct-94               $     10,863      $     10,313
Nov-94               $     10,508      $      9,916
Dec-94               $     10,511      $      9,806
Jan-95               $     10,808      $     10,085
Feb-95               $     11,080      $     10,415
Mar-95               $     11,241      $     10,606
Apr-95               $     11,637      $     10,898
May-95               $     11,984      $     11,136
Jun-95               $     12,664      $     11,819
Jul-95               $     13,481      $     12,564
Aug-95               $     13,964      $     13,083
Sep-95               $     14,236      $     13,396
Oct-95               $     13,543      $     12,700
Nov-95               $     13,803      $     12,906
Dec-95               $     14,133      $     13,072
Jan-96               $     14,172      $     13,271
Feb-96               $     14,695      $     13,680
Mar-96               $     15,030      $     14,067
Apr-96               $     16,305      $     15,267
May-96               $     17,526      $     16,357
Jun-96               $     16,506      $     15,385
Jul-96               $     14,949      $     14,047
Aug-96               $     15,661      $     14,742
Sep-96               $     16,117      $     15,243
Oct-96               $     15,835      $     14,912
Nov-96               $     16,291      $     15,261
Dec-96               $     16,623      $     15,563
Jan-97               $     17,321      $     16,402
Feb-97               $     16,964      $     16,127
Mar-97               $     16,133      $     15,214
Apr-97               $     15,688      $     14,589
May-97               $     17,291      $     16,196
Jun-97               $     18,152      $     17,027
Jul-97               $     19,250      $     17,994
Aug-97               $     20,230      $     18,808
Sep-97               $     21,938      $     20,592
Oct-97               $     21,091      $     20,001
Nov-97               $     20,764      $     19,605
Dec-97               $     20,409      $     19,311
Jan-98               $     20,289      $     19,271
Feb-98               $     21,605      $     20,504
Mar-98               $     22,645      $     21,546
Apr-98               $     23,025      $     22,136
May-98               $     21,881      $     20,956
Jun-98               $     21,430      $     20,269
Jul-98               $     19,992      $     19,020
Aug-98               $     15,974      $     14,906
Sep-98               $     16,563      $     15,437
Oct-98               $     17,153      $     16,031
Nov-98               $     18,453      $     17,386
Dec-98               $     18,918      $     17,779
Jan-99               $     19,446      $     18,782
Feb-99               $     18,110      $     17,566
Mar-99               $     17,423      $     17,085
Apr-99               $     19,077      $     18,641
May-99               $     19,815      $     19,253
Jun-99               $     20,941      $     19,981
Jul-99               $     21,133      $     20,328
Aug-99               $     20,730      $     19,808
Sep-99               $     20,271      $     19,509
Oct-99               $     20,095      $     19,107
Nov-99               $     22,046      $     21,117
Dec-99               $     24,553      $     23,501
Jan-00               $     26,014      $     25,052
Feb-00               $     32,148      $     28,825
Mar-00               $     29,734      $     27,392
Apr-00               $     26,014      $     24,872
May-00               $     23,912      $     23,340
Jun-00               $     27,183      $     24,834
Jul-00               $     26,308      $     24,504
Aug-00               $     28,741      $     26,092
Sep-00               $     28,118      $     25,296
Oct-00               $     26,133      $     23,325
Nov-00               $     23,232      $     20,666
Dec-00               $     23,671      $     20,360
Jan-01               $     26,938      $     25,593
Feb-01               $     25,047      $     22,921
Mar-01               $     23,844      $     21,511
Apr-01               $     25,587      $     22,841
May-01               $     28,044      $     25,132
Jun-01               $     29,050      $     25,747
Jul-01               $     28,313      $     25,055
Aug-01               $     27,477      $     24,291
Sep-01               $     23,966      $     21,220
Oct-01               $     25,512      $     23,128
Nov-01               $     27,231      $     25,258
Dec-01               $     29,061      $     27,327
Jan-02               $     29,381      $     27,567
Feb-02               $     28,567      $     26,230
Mar-02               $     31,092      $     28,630
Apr-02               $     31,848      $     28,733
May-02               $     30,978      $     27,917
Jun-02               $     29,875      $     26,921
Jul-02               $     25,549      $     23,068
Aug-02               $     25,404      $     22,791
Sep-02               $     23,692      $     20,975
Oct-02               $     24,300      $     21,871
Nov-02               $     26,332      $     25,158
Dec-02               $     25,202      $     23,472
Jan-03               $     24,640      $     23,331
Feb-03               $     23,931      $     22,685
Mar-03               $     24,196      $     23,059
Apr-03               $     26,442      $     25,559
May-03               $     29,514      $     29,334
Jun-03               $     30,813      $     30,909
Jul-03               $     33,087      $     33,447
Aug-03               $     34,652      $     35,112
Sep-03               $     34,683      $     35,803
Oct-03               $     37,785      $     38,850
Nov-03               $     39,410      $     40,515

ANNUALIZED         ONE    FIVE   TEN
TOTAL RETURN (%)  YEAR   YEARS  YEARS
-------------------------------------
                  49.67  16.39  14.70

- THE PORTFOLIO INVESTS IN THE U.S. MICRO CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

           DFA REAL ESTATE SECURITIES PORTFOLIO   WILSHIRE REIT INDEX   S&P 500 INDEX
Nov-1993                           $     10,000          $     10,000    $     10,000
Dec-1993                           $     10,393          $     10,006    $     10,123
Jan-1994                           $     10,623          $     10,248    $     10,462
Feb-1994                           $     10,567          $     10,703    $     10,180
Mar-1994                           $      9,988          $     10,269    $      9,737
Apr-1994                           $      9,960          $     10,409    $      9,863
May-1994                           $      9,906          $     10,625    $     10,024
Jun-1994                           $      9,658          $     10,412    $      9,777
Jul-1994                           $      9,686          $     10,355    $     10,100
Aug-1994                           $      9,852          $     10,357    $     10,511
Sep-1994                           $      9,530          $     10,210    $     10,258
Oct-1994                           $      9,135          $      9,792    $     10,493
Nov-1994                           $      8,825          $      9,457    $     10,108
Dec-1994                           $      9,521          $     10,272    $     10,255
Jan-1995                           $      9,252          $      9,919    $     10,522
Feb-1995                           $      9,406          $     10,081    $     10,930
Mar-1995                           $      9,387          $     10,067    $     11,254
Apr-1995                           $      9,339          $      9,998    $     11,581
May-1995                           $      9,714          $     10,412    $     12,039
Jun-1995                           $      9,916          $     10,622    $     12,322
Jul-1995                           $     10,031          $     10,768    $     12,732
Aug-1995                           $     10,098          $     10,867    $     12,766
Sep-1995                           $     10,271          $     11,080    $     13,301
Oct-1995                           $      9,944          $     10,740    $     13,255
Nov-1995                           $     10,062          $     10,867    $     13,838
Dec-1995                           $     10,670          $     11,529    $     14,094
Jan-1996                           $     10,772          $     11,671    $     14,579
Feb-1996                           $     10,905          $     11,835    $     14,719
Mar-1996                           $     10,915          $     11,840    $     14,860
Apr-1996                           $     10,905          $     11,813    $     15,078
May-1996                           $     11,139          $     12,095    $     15,467
Jun-1996                           $     11,343          $     12,325    $     15,531
Jul-1996                           $     11,394          $     12,342    $     14,840
Aug-1996                           $     11,802          $     12,839    $     15,154
Sep-1996                           $     12,057          $     13,155    $     16,006
Oct-1996                           $     12,353          $     13,504    $     16,445
Nov-1996                           $     12,903          $     14,149    $     17,693
Dec-1996                           $     14,280          $     15,799    $     17,346
Jan-1997                           $     14,366          $     15,894    $     18,423
Feb-1997                           $     14,313          $     15,838    $     18,572
Mar-1997                           $     14,399          $     15,959    $     17,800
Apr-1997                           $     13,938          $     15,374    $     18,862
May-1997                           $     14,346          $     15,834    $     20,021
Jun-1997                           $     15,108          $     16,705    $     20,913
Jul-1997                           $     15,505          $     17,158    $     22,574
Aug-1997                           $     15,431          $     17,060    $     21,319
Sep-1997                           $     16,837          $     18,706    $     22,487
Oct-1997                           $     16,365          $     18,110    $     21,736
Nov-1997                           $     16,666          $     18,483    $     22,742
Dec-1997                           $     17,046          $     18,906    $     23,134
Jan-1998                           $     16,844          $     18,681    $     23,390
Feb-1998                           $     16,562          $     18,300    $     25,077
Mar-1998                           $     17,003          $     18,717    $     26,361
Apr-1998                           $     16,460          $     18,075    $     26,627
May-1998                           $     16,358          $     17,941    $     26,169
Jun-1998                           $     16,370          $     17,938    $     27,231
Jul-1998                           $     15,286          $     16,671    $     26,943
Aug-1998                           $     13,887          $     15,106    $     23,047
Sep-1998                           $     14,768          $     16,029    $     24,524
Oct-1998                           $     14,452          $     15,719    $     26,518
Nov-1998                           $     14,666          $     15,977    $     28,125
Dec-1998                           $     14,425          $     15,699    $     29,745
Jan-1999                           $     14,140          $     15,285    $     30,988
Feb-1999                           $     14,045          $     15,059    $     30,025
Mar-1999                           $     13,949          $     15,056    $     31,226
Apr-1999                           $     15,269          $     16,507    $     32,434
May-1999                           $     15,674          $     16,946    $     31,669
Jun-1999                           $     15,412          $     16,646    $     33,426
Jul-1999                           $     14,925          $     16,080    $     32,383
Aug-1999                           $     14,794          $     15,964    $     32,221
Sep-1999                           $     14,152          $     15,270    $     31,338
Oct-1999                           $     13,866          $     14,949    $     33,322
Nov-1999                           $     13,676          $     14,738    $     33,999
Dec-1999                           $     14,139          $     15,296    $     36,001
Jan-2000                           $     14,227          $     15,392    $     34,194
Feb-2000                           $     14,012          $     15,153    $     33,548
Mar-2000                           $     14,517          $     15,753    $     36,829
Apr-2000                           $     15,449          $     16,870    $     35,720
May-2000                           $     15,676          $     17,086    $     34,988
Jun-2000                           $     16,129          $     17,519    $     35,848
Jul-2000                           $     17,477          $     19,167    $     35,289
Aug-2000                           $     16,860          $     18,448    $     37,481
Sep-2000                           $     17,465          $     19,157    $     35,502
Oct-2000                           $     16,721          $     18,337    $     35,353
Nov-2000                           $     17,024          $     18,718    $     32,567
Dec-2000                           $     18,153          $     20,043    $     32,726
Jan-2001                           $     18,220          $     20,039    $     33,888
Feb-2001                           $     17,927          $     19,709    $     30,798
Mar-2001                           $     18,074          $     19,839    $     28,845
Apr-2001                           $     18,433          $     20,275    $     31,086
May-2001                           $     18,887          $     20,770    $     31,295
Jun-2001                           $     20,009          $     22,010    $     30,534
Jul-2001                           $     19,594          $     21,568    $     30,235
Aug-2001                           $     20,315          $     22,426    $     28,342
Sep-2001                           $     19,675          $     21,482    $     26,052
Oct-2001                           $     19,048          $     20,717    $     26,550
Nov-2001                           $     20,050          $     21,968    $     28,586
Dec-2001                           $     20,543          $     22,531    $     28,838
Jan-2002                           $     20,473          $     22,443    $     28,417
Feb-2002                           $     20,856          $     22,934    $     27,868
Mar-2002                           $     22,159          $     24,416    $     28,916
Apr-2002                           $     22,301          $     24,553    $     27,164
May-2002                           $     22,598          $     24,882    $     26,963
Jun-2002                           $     23,208          $     25,544    $     25,043
Jul-2002                           $     22,031          $     24,162    $     23,090
Aug-2002                           $     22,089          $     24,183    $     23,242
Sep-2002                           $     21,296          $     23,223    $     20,716
Oct-2002                           $     20,218          $     21,979    $     22,539
Nov-2002                           $     21,124          $     23,029    $     23,866
Dec-2002                           $     21,401          $     23,342    $     22,463
Jan-2003                           $     20,861          $     22,663    $     21,874
Feb-2003                           $     21,237          $     23,076    $     21,546
Mar-2003                           $     21,747          $     23,636    $     21,755
Apr-2003                           $     22,571          $     24,546    $     23,548
May-2003                           $     23,814          $     25,936    $     24,789
Jun-2003                           $     24,310          $     26,496    $     25,106
Jul-2003                           $     25,554          $     27,905    $     25,548
Aug-2003                           $     25,733          $     28,137    $     26,046
Sep-2003                           $     26,618          $     29,127    $     25,770
Oct-2003                           $     26,978          $     29,558    $     27,229
Nov-2003                           $     28,193          $     30,862    $     27,468

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     33.47  13.96   10.92

- THE PORTFOLIO INVESTS IN EQUITY REITS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) STOCKS, BONDS, BILLS AND INFLATION YEARBOOK(TM), Ibbotson Associates, Chicago (annually updated worKs by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

           LARGE CAP INTERNATIONAL PORTFOLIO   MSCI EAFE INDEX (NET DIVIDENDS)
Nov-1993                        $     10,000                      $     10,000
Dec-1993                        $     10,625                      $     10,722
Jan-1994                        $     11,372                      $     11,628
Feb-1994                        $     11,043                      $     11,595
Mar-1994                        $     10,723                      $     11,096
Apr-1994                        $     11,106                      $     11,566
May-1994                        $     10,999                      $     11,500
Jun-1994                        $     11,169                      $     11,662
Jul-1994                        $     11,310                      $     11,775
Aug-1994                        $     11,586                      $     12,055
Sep-1994                        $     11,168                      $     11,675
Oct-1994                        $     11,622                      $     12,064
Nov-1994                        $     11,075                      $     11,483
Dec-1994                        $     11,188                      $     11,556
Jan-1995                        $     10,866                      $     11,112
Feb-1995                        $     10,790                      $     11,081
Mar-1995                        $     11,511                      $     11,771
Apr-1995                        $     11,918                      $     12,214
May-1995                        $     11,777                      $     12,068
Jun-1995                        $     11,596                      $     11,856
Jul-1995                        $     12,252                      $     12,595
Aug-1995                        $     11,768                      $     12,115
Sep-1995                        $     11,966                      $     12,351
Oct-1995                        $     11,795                      $     12,019
Nov-1995                        $     12,113                      $     12,353
Dec-1995                        $     12,648                      $     12,851
Jan-1996                        $     12,619                      $     12,903
Feb-1996                        $     12,580                      $     12,947
Mar-1996                        $     12,840                      $     13,223
Apr-1996                        $     13,187                      $     13,608
May-1996                        $     13,023                      $     13,358
Jun-1996                        $     13,100                      $     13,432
Jul-1996                        $     12,724                      $     13,040
Aug-1996                        $     12,781                      $     13,069
Sep-1996                        $     13,157                      $     13,416
Oct-1996                        $     13,041                      $     13,280
Nov-1996                        $     13,648                      $     13,808
Dec-1996                        $     13,450                      $     13,630
Jan-1997                        $     12,850                      $     13,153
Feb-1997                        $     13,047                      $     13,369
Mar-1997                        $     13,224                      $     13,417
Apr-1997                        $     13,333                      $     13,488
May-1997                        $     14,178                      $     14,366
Jun-1997                        $     15,160                      $     15,157
Jul-1997                        $     15,426                      $     15,403
Aug-1997                        $     14,364                      $     14,252
Sep-1997                        $     15,298                      $     15,051
Oct-1997                        $     14,039                      $     13,895
Nov-1997                        $     14,029                      $     13,753
Dec-1997                        $     14,191                      $     13,873
Jan-1998                        $     14,711                      $     14,507
Feb-1998                        $     15,512                      $     15,438
Mar-1998                        $     16,031                      $     15,913
Apr-1998                        $     16,131                      $     16,039
May-1998                        $     16,140                      $     15,961
Jun-1998                        $     16,341                      $     16,082
Jul-1998                        $     16,450                      $     16,244
Aug-1998                        $     14,489                      $     14,232
Sep-1998                        $     14,028                      $     13,796
Oct-1998                        $     15,430                      $     15,234
Nov-1998                        $     16,291                      $     16,014
Dec-1998                        $     16,775                      $     16,646
Jan-1999                        $     16,672                      $     16,596
Feb-1999                        $     16,306                      $     16,201
Mar-1999                        $     17,048                      $     16,877
Apr-1999                        $     17,738                      $     17,560
May-1999                        $     16,823                      $     16,656
Jun-1999                        $     17,554                      $     17,306
Jul-1999                        $     18,053                      $     17,820
Aug-1999                        $     18,176                      $     17,885
Sep-1999                        $     18,308                      $     18,066
Oct-1999                        $     19,010                      $     18,735
Nov-1999                        $     19,732                      $     19,385
Dec-1999                        $     21,555                      $     21,125
Jan-2000                        $     20,094                      $     19,784
Feb-2000                        $     20,528                      $     20,316
Mar-2000                        $     21,357                      $     21,104
Apr-2000                        $     20,259                      $     19,994
May-2000                        $     19,834                      $     19,506
Jun-2000                        $     20,580                      $     20,269
Jul-2000                        $     19,750                      $     19,420
Aug-2000                        $     19,926                      $     19,589
Sep-2000                        $     18,974                      $     18,635
Oct-2000                        $     18,507                      $     18,195
Nov-2000                        $     17,917                      $     17,513
Dec-2000                        $     18,538                      $     18,134
Jan-2001                        $     18,455                      $     18,125
Feb-2001                        $     17,141                      $     16,766
Mar-2001                        $     16,047                      $     15,648
Apr-2001                        $     17,098                      $     16,735
May-2001                        $     16,551                      $     16,144
Jun-2001                        $     15,909                      $     15,484
Jul-2001                        $     15,604                      $     15,202
Aug-2001                        $     15,235                      $     14,818
Sep-2001                        $     13,774                      $     13,317
Oct-2001                        $     14,142                      $     13,658
Nov-2001                        $     14,616                      $     14,162
Dec-2001                        $     14,677                      $     14,245
Jan-2002                        $     13,908                      $     13,489
Feb-2002                        $     13,993                      $     13,583
Mar-2002                        $     14,784                      $     14,318
Apr-2002                        $     14,826                      $     14,412
May-2002                        $     15,050                      $     14,595
Jun-2002                        $     14,495                      $     14,015
Jul-2002                        $     13,170                      $     12,631
Aug-2002                        $     13,138                      $     12,602
Sep-2002                        $     11,771                      $     11,249
Oct-2002                        $     12,391                      $     11,853
Nov-2002                        $     12,936                      $     12,391
Dec-2002                        $     12,534                      $     11,975
Jan-2003                        $     12,033                      $     11,475
Feb-2003                        $     11,739                      $     11,213
Mar-2003                        $     11,510                      $     10,993
Apr-2003                        $     12,599                      $     12,070
May-2003                        $     13,350                      $     12,801
Jun-2003                        $     13,666                      $     13,111
Jul-2003                        $     13,982                      $     13,429
Aug-2003                        $     14,298                      $     13,752
Sep-2003                        $     14,734                      $     14,176
Oct-2003                        $     15,616                      $     15,059
Nov-2003                        $     15,954                      $     15,394

ANNUALIZED            ONE      FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS    YEARS
--------------------------------------------
                     23.33    -0.42     4.78

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 21 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EPAC
SEPTEMBER 30, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

             INTERNATIONAL SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX EPAC
9/30/96                               $      9,930                           $     10,000
10/31/96                              $      9,841                           $      9,924
11/30/96                              $      9,890                           $     10,070
12/31/96                              $      9,569                           $      9,887
1/31/97                               $      9,350                           $      9,623
2/28/97                               $      9,460                           $      9,799
3/31/97                               $      9,281                           $      9,690
4/30/97                               $      9,082                           $      9,546
5/31/97                               $      9,739                           $     10,148
6/30/97                               $      9,918                           $     10,388
7/31/97                               $      9,510                           $     10,186
8/31/97                               $      9,083                           $      9,729
9/30/97                               $      8,864                           $      9,856
10/31/97                              $      8,466                           $      9,470
11/30/97                              $      7,779                           $      9,092
12/31/97                              $      7,299                           $      8,870
1/31/98                               $      7,814                           $      9,285
2/28/98                               $      8,611                           $      9,973
3/31/98                               $      8,763                           $     10,442
4/30/98                               $      8,652                           $     10,525
5/31/98                               $      8,641                           $     10,768
6/30/98                               $      8,359                           $     10,465
7/31/98                               $      8,167                           $     10,440
8/31/98                               $      7,259                           $      9,216
9/30/98                               $      7,027                           $      8,938
10/31/98                              $      7,471                           $      9,576
11/30/98                              $      7,895                           $      9,891
12/31/98                              $      7,898                           $     10,123
1/31/99                               $      7,774                           $     10,084
2/28/99                               $      7,631                           $      9,897
3/31/99                               $      7,950                           $     10,252
4/30/99                               $      8,702                           $     10,778
5/31/99                               $      8,661                           $     10,490
6/30/99                               $      9,278                           $     10,844
7/31/99                               $      9,515                           $     11,262
8/31/99                               $      9,618                           $     11,434
9/30/99                               $      9,566                           $     11,398
10/31/99                              $      9,453                           $     11,303
11/30/99                              $      9,402                           $     11,700
12/31/99                              $      9,625                           $     12,449
1/31/2000                             $      9,603                           $     12,127
2/29/2000                             $      9,719                           $     12,560
3/31/2000                             $     10,002                           $     12,668
4/30/2000                             $      9,192                           $     11,872
5/31/2000                             $      9,223                           $     11,671
6/30/2000                             $      9,991                           $     12,426
7/31/2000                             $      9,570                           $     11,990
8/31/2000                             $      9,823                           $     12,308
9/30/2000                             $      9,497                           $     11,696
10/31/2000                            $      8,908                           $     11,062
11/30/2000                            $      8,929                           $     10,652
12/31/2000                            $      9,103                           $     11,069
1/31/2001                             $      9,256                           $     11,169
2/28/2001                             $      9,180                           $     10,750
3/31/2001                             $      8,634                           $      9,887
4/30/2001                             $      9,256                           $     10,572
5/31/2001                             $      9,322                           $     10,521
6/30/2001                             $      9,169                           $     10,130
7/31/2001                             $      8,875                           $      9,864
8/31/2001                             $      9,038                           $      9,857
9/30/2001                             $      7,980                           $      8,581
10/31/2001                            $      8,286                           $      8,942
11/30/2001                            $      8,362                           $      9,266
12/31/2001                            $      8,146                           $      9,254
1/31/2002                             $      8,046                           $      9,020
2/28/2002                             $      8,324                           $      9,196
3/31/2002                             $      8,736                           $      9,795
4/30/2002                             $      9,048                           $     10,001
5/31/2002                             $      9,571                           $     10,361
6/30/2002                             $      9,326                           $     10,000
7/31/2002                             $      8,836                           $      8,990
8/31/2002                             $      8,758                           $      8,980
9/30/2002                             $      8,135                           $      8,147
10/31/2002                            $      8,035                           $      8,297
11/30/2002                            $      8,246                           $      8,605
12/31/2002                            $      8,301                           $      8,464
1/31/2003                             $      8,279                           $      8,250
2/28/2003                             $      8,324                           $      8,108
3/31/2003                             $      8,290                           $      8,056
4/30/2003                             $      8,971                           $      8,859
5/31/2003                             $      9,799                           $      9,601
6/30/2003                             $     10,241                           $      9,927
7/31/2003                             $     10,592                           $     10,264
8/31/2003                             $     11,137                           $     10,728
9/30/2003                             $     11,771                           $     11,236
10/31/2003                            $     12,406                           $     12,033
11/30/2003                            $     12,474                           $     12,210

ANNUALIZED           ONE        FIVE            FROM
TOTAL RETURN (%)    YEAR       YEARS     SEPTEMBER 30, 1996
-----------------------------------------------------------
                    51.28       9.43            3.13

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 20%-45% IN THE JAPANESE SMALL COMPANY SERIES, 0%-25% IN THE PACIFIC RIM SMALL COMPANY SERIES, 20%-45% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 5%-25% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since October 1996 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to October 1996, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-EPAC is courtesy of Citigroup
Global Markets Inc.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-JAPAN
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              JAPANESE SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX-JAPAN
11/30/93                          $      9,900                            $     10,000
12/31/93                          $     10,215                            $     10,222
1/31/94                           $     12,253                            $     11,895
2/28/94                           $     12,867                            $     12,534
3/31/94                           $     13,120                            $     12,690
4/30/94                           $     13,637                            $     13,174
5/31/94                           $     13,773                            $     13,253
6/30/94                           $     14,940                            $     14,308
7/31/94                           $     14,402                            $     13,893
8/31/94                           $     14,229                            $     13,702
9/30/94                           $     13,586                            $     13,234
10/31/94                          $     13,946                            $     13,437
11/30/94                          $     12,829                            $     12,457
12/31/94                          $     13,227                            $     12,777
1/31/95                           $     12,776                            $     12,218
2/28/95                           $     11,927                            $     11,424
3/31/95                           $     12,613                            $     12,255
4/30/95                           $     13,064                            $     12,612
5/31/95                           $     11,708                            $     11,512
6/30/95                           $     11,085                            $     10,986
7/31/95                           $     11,991                            $     11,724
8/31/95                           $     12,002                            $     11,475
9/30/95                           $     11,588                            $     11,283
10/31/95                          $     11,179                            $     10,802
11/30/95                          $     11,990                            $     11,310
12/31/95                          $     12,754                            $     11,915
1/31/96                           $     13,027                            $     11,990
2/29/96                           $     12,786                            $     11,812
3/31/96                           $     13,235                            $     12,139
4/30/96                           $     14,620                            $     13,289
5/31/96                           $     14,022                            $     12,678
6/30/96                           $     13,866                            $     12,662
7/31/96                           $     12,782                            $     11,948
8/31/96                           $     12,424                            $     11,447
9/30/96                           $     12,472                            $     11,545
10/31/96                          $     11,595                            $     10,806
11/30/96                          $     11,237                            $     10,557
12/31/96                          $      9,848                            $      9,497
1/31/97                           $      8,893                            $      8,610
2/28/97                           $      8,818                            $      8,606
3/31/97                           $      8,178                            $      8,120
4/30/97                           $      8,041                            $      8,116
5/31/97                           $      9,373                            $      9,295
6/30/97                           $      9,522                            $      9,572
7/31/97                           $      8,436                            $      8,833
8/31/97                           $      7,526                            $      7,913
9/30/97                           $      6,388                            $      7,165
10/31/97                          $      6,554                            $      7,135
11/30/97                          $      5,405                            $      6,139
12/31/97                          $      4,453                            $      5,306
1/31/98                           $      5,683                            $      6,278
2/28/98                           $      6,135                            $      6,492
3/31/98                           $      5,584                            $      6,107
4/30/98                           $      5,294                            $      5,920
5/31/98                           $      5,068                            $      5,722
6/30/98                           $      5,184                            $      5,787
7/31/98                           $      5,132                            $      5,725
8/31/98                           $      4,581                            $      5,292
9/30/98                           $      4,332                            $      5,192
10/31/98                          $      4,871                            $      5,887
11/30/98                          $      5,277                            $      6,099
12/31/98                          $      5,169                            $      6,299
1/31/99                           $      5,291                            $      6,285
2/28/99                           $      5,087                            $      6,091
3/31/99                           $      5,677                            $      6,818
4/30/99                           $      6,262                            $      7,142
5/31/99                           $      5,981                            $      6,880
6/30/99                           $      6,547                            $      7,405
7/31/99                           $      6,857                            $      7,940
8/31/99                           $      6,985                            $      8,296
9/30/99                           $      6,997                            $      8,624
10/31/99                          $      6,880                            $      8,618
11/30/99                          $      6,489                            $      8,589
12/31/99                          $      5,931                            $      8,314
1/31/2000                         $      5,990                            $      8,250
2/29/2000                         $      5,683                            $      7,954
3/31/2000                         $      6,496                            $      8,585
4/30/2000                         $      5,807                            $      7,943
5/31/2000                         $      6,089                            $      8,031
6/30/2000                         $      6,972                            $      8,881
7/31/2000                         $      6,130                            $      7,754
8/31/2000                         $      6,577                            $      8,377
9/30/2000                         $      6,301                            $      8,041
10/31/2000                        $      5,654                            $      7,369
11/30/2000                        $      5,824                            $      7,349
12/31/2000                        $      5,352                            $      6,830
1/31/2001                         $      5,322                            $      6,749
2/28/2001                         $      5,429                            $      6,648
3/31/2001                         $      5,363                            $      6,467
4/30/2001                         $      6,024                            $      7,165
5/31/2001                         $      6,078                            $      7,212
6/30/2001                         $      6,036                            $      6,973
7/31/2001                         $      5,583                            $      6,537
8/31/2001                         $      5,720                            $      6,546
9/30/2001                         $      5,220                            $      6,083
10/31/2001                        $      5,369                            $      6,134
11/30/2001                        $      5,012                            $      5,858
12/31/2001                        $      4,446                            $      5,320
1/31/2002                         $      4,205                            $      4,960
2/28/2002                         $      4,542                            $      5,221
3/31/2002                         $      4,771                            $      5,478
4/30/2002                         $      4,970                            $      5,778
5/31/2002                         $      5,458                            $      6,354
6/30/2002                         $      5,211                            $      6,129
7/31/2002                         $      5,150                            $      5,919
8/31/2002                         $      5,078                            $      5,814
9/30/2002                         $      4,934                            $      5,634
10/31/2002                        $      4,542                            $      5,217
11/30/2002                        $      4,512                            $      5,247
12/31/2002                        $      4,477                            $      5,207
1/31/2003                         $      4,477                            $      5,102
2/28/2003                         $      4,807                            $      5,323
3/31/2003                         $      4,843                            $      5,301
4/30/2003                         $      5,057                            $      5,448
5/31/2003                         $      5,368                            $      5,670
6/30/2003                         $      5,783                            $      6,091
7/31/2003                         $      5,856                            $      6,181
8/31/2003                         $      6,363                            $      6,776
9/30/2003                         $      6,766                            $      7,336
10/31/2003                        $      7,028                            $      7,683
11/30/2003                        $      6,589                            $      7,286

ANNUALIZED            ONE    FIVE         TEN
TOTAL RETURN (%)     YEAR   YEARS        YEARS
----------------------------------------------
                    46.03    4.43        -4.09

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Japan is courtesy of Citigroup
Global Markets Inc.

[CHART]

PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-PAC RIM EX JAPAN
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              PACIFIC RIM SMALL COMPANY PORTFOLIO  CITIGROUP EXTENDED MARKET INDEX PAC RIM EX JAPAN
11/30/93                             $      9,850                                      $     10,000
12/31/93                             $     11,451                                      $     11,868
1/31/94                              $     10,820                                      $     11,535
2/28/94                              $     10,934                                      $     11,385
3/31/94                              $      9,780                                      $     10,028
4/30/94                              $     10,032                                      $     10,180
5/31/94                              $     10,038                                      $     10,172
6/30/94                              $      9,761                                      $      9,688
7/31/94                              $     10,037                                      $     10,117
8/31/94                              $     10,620                                      $     10,570
9/30/94                              $     10,981                                      $     10,593
10/31/94                             $     11,078                                      $     10,497
11/30/94                             $     10,271                                      $      9,567
12/31/94                             $     10,069                                      $      9,393
1/31/95                              $      8,995                                      $      8,456
2/28/95                              $      9,320                                      $      8,985
3/31/95                              $      9,353                                      $      8,943
4/30/95                              $      9,203                                      $      9,036
5/31/95                              $      9,523                                      $      9,393
6/30/95                              $      9,562                                      $      9,335
7/31/95                              $     10,180                                      $      9,918
8/31/95                              $      9,992                                      $      9,792
9/30/95                              $     10,077                                      $      9,869
10/31/95                             $      9,771                                      $      9,567
11/30/95                             $      9,628                                      $      9,604
12/31/95                             $      9,781                                      $      9,933
1/31/96                              $     10,457                                      $     10,866
2/29/96                              $     10,519                                      $     11,089
3/31/96                              $     10,684                                      $     11,225
4/30/96                              $     11,539                                      $     11,695
5/31/96                              $     11,207                                      $     11,530
6/30/96                              $     10,897                                      $     11,506
7/31/96                              $     10,532                                      $     11,002
8/31/96                              $     10,835                                      $     11,648
9/30/96                              $     11,001                                      $     11,895
10/31/96                             $     11,119                                      $     12,138
11/30/96                             $     11,463                                      $     12,913
12/31/96                             $     11,186                                      $     12,954
1/31/97                              $     11,424                                      $     12,983
2/28/97                              $     12,058                                      $     13,666
3/31/97                              $     11,522                                      $     13,058
4/30/97                              $     11,246                                      $     12,798
5/31/97                              $     11,664                                      $     13,322
6/30/97                              $     11,760                                      $     13,502
7/31/97                              $     11,709                                      $     13,504
8/31/97                              $     11,052                                      $     12,518
9/30/97                              $     10,560                                      $     12,202
10/31/97                             $      7,988                                      $      9,296
11/30/97                             $      7,100                                      $      8,535
12/31/97                             $      6,477                                      $      8,202
1/31/98                              $      5,793                                      $      7,353
2/28/98                              $      7,375                                      $      8,656
3/31/98                              $      7,120                                      $      8,360
4/30/98                              $      6,469                                      $      7,923
5/31/98                              $      5,629                                      $      7,090
6/30/98                              $      4,821                                      $      6,341
7/31/98                              $      4,499                                      $      6,168
8/31/98                              $      3,799                                      $      5,172
9/30/98                              $      4,054                                      $      5,807
10/31/98                             $      4,755                                      $      6,724
11/30/98                             $      5,397                                      $      7,233
12/31/98                             $      5,241                                      $      7,035
1/31/99                              $      5,233                                      $      6,952
2/28/99                              $      5,011                                      $      6,923
3/31/99                              $      5,199                                      $      7,392
4/30/99                              $      6,548                                      $      8,490
5/31/99                              $      6,966                                      $      8,163
6/30/99                              $      8,358                                      $      8,897
7/31/99                              $      8,127                                      $      8,879
8/31/99                              $      8,033                                      $      8,730
9/30/99                              $      7,896                                      $      8,637
10/31/99                             $      7,905                                      $      8,467
11/30/99                             $      8,332                                      $      8,965
12/31/99                             $      8,925                                      $      9,531
1/31/2000                            $      8,738                                      $      8,938
2/29/2000                            $      8,872                                      $      8,647
3/31/2000                            $      8,801                                      $      8,827
4/30/2000                            $      7,874                                      $      8,211
5/31/2000                            $      7,277                                      $      7,719
6/30/2000                            $      7,909                                      $      8,746
7/31/2000                            $      7,865                                      $      8,723
8/31/2000                            $      7,981                                      $      8,972
9/30/2000                            $      7,259                                      $      8,183
10/31/2000                           $      6,930                                      $      7,774
11/30/2000                           $      7,027                                      $      7,824
12/31/2000                           $      7,274                                      $      8,267
1/31/2001                            $      7,461                                      $      8,474
2/28/2001                            $      7,405                                      $      8,380
3/31/2001                            $      6,639                                      $      7,470
4/30/2001                            $      7,004                                      $      8,015
5/31/2001                            $      7,312                                      $      8,255
6/30/2001                            $      7,461                                      $      8,584
7/31/2001                            $      7,209                                      $      8,140
8/31/2001                            $      7,265                                      $      8,176
9/30/2001                            $      6,341                                      $      7,272
10/31/2001                           $      6,817                                      $      7,877
11/30/2001                           $      7,191                                      $      8,563
12/31/2001                           $      7,300                                      $      8,734
1/31/2002                            $      7,640                                      $      9,175
2/28/2002                            $      7,718                                      $      9,421
3/31/2002                            $      8,048                                      $     10,010
4/30/2002                            $      8,096                                      $      9,779
5/31/2002                            $      8,553                                      $     10,161
6/30/2002                            $      8,281                                      $      9,776
7/31/2002                            $      7,786                                      $      9,249
8/31/2002                            $      7,922                                      $      9,405
9/30/2002                            $      7,388                                      $      8,563
10/31/2002                           $      7,611                                      $      8,770
11/30/2002                           $      7,689                                      $      9,134
12/31/2002                           $      7,785                                      $      8,965
1/31/2003                            $      8,040                                      $      9,267
2/28/2003                            $      8,081                                      $      9,203
3/31/2003                            $      7,918                                      $      9,003
4/30/2003                            $      8,143                                      $      9,678
5/31/2003                            $      8,969                                      $     10,595
6/30/2003                            $      9,387                                      $     11,184
7/31/2003                            $     10,020                                      $     11,590
8/31/2003                            $     10,724                                      $     12,246
9/30/2003                            $     11,581                                      $     12,812
10/31/2003                           $     12,255                                      $     13,829
11/30/2003                           $     12,347                                      $     13,996

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     60.58  17.76    2.13

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Pacific Rim ex Japan is courtesy of Citigroup Global Markets Inc.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            UNITED KINGDOM SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX UNITED KINGDOM
11/30/93                             $       9,850                                    $      10,000
12/31/93                             $      10,438                                    $      10,793
1/31/94                              $      11,854                                    $      11,880
2/28/94                              $      11,804                                    $      11,474
3/31/94                              $      11,124                                    $      10,878
4/30/94                              $      11,524                                    $      11,144
5/31/94                              $      11,166                                    $      10,525
6/30/94                              $      10,825                                    $      10,366
7/31/94                              $      11,090                                    $      10,952
8/31/94                              $      11,477                                    $      11,526
9/30/94                              $      11,324                                    $      10,922
10/31/94                             $      11,538                                    $      11,389
11/30/94                             $      11,017                                    $      10,902
12/31/94                             $      10,923                                    $      10,979
1/31/95                              $      10,890                                    $      10,854
2/28/95                              $      10,719                                    $      10,798
3/31/95                              $      11,166                                    $      11,301
4/30/95                              $      11,452                                    $      11,570
5/31/95                              $      11,847                                    $      11,934
6/30/95                              $      11,814                                    $      11,833
7/31/95                              $      12,323                                    $      12,740
8/31/95                              $      12,308                                    $      12,691
9/30/95                              $      12,555                                    $      13,135
10/31/95                             $      12,385                                    $      12,968
11/30/95                             $      11,942                                    $      12,764
12/31/95                             $      12,096                                    $      13,133
1/31/96                              $      12,150                                    $      13,173
2/29/96                              $      12,580                                    $      13,718
3/31/96                              $      12,957                                    $      14,187
4/30/96                              $      13,574                                    $      14,841
5/31/96                              $      14,073                                    $      15,160
6/30/96                              $      13,945                                    $      14,865
7/31/96                              $      13,478                                    $      14,456
8/31/96                              $      13,941                                    $      15,151
9/30/96                              $      14,041                                    $      15,177
10/31/96                             $      14,716                                    $      15,948
11/30/96                             $      15,136                                    $      16,458
12/31/96                             $      15,700                                    $      17,023
1/31/97                              $      15,506                                    $      16,614
2/28/97                              $      16,020                                    $      17,202
3/31/97                              $      16,129                                    $      17,090
4/30/97                              $      15,860                                    $      16,766
5/31/97                              $      15,779                                    $      16,819
6/30/97                              $      15,607                                    $      16,898
7/31/97                              $      15,092                                    $      16,775
8/31/97                              $      15,481                                    $      17,203
9/30/97                              $      16,042                                    $      18,041
10/31/97                             $      16,608                                    $      18,241
11/30/97                             $      16,414                                    $      18,345
12/31/97                             $      16,255                                    $      18,393
1/31/98                              $      16,339                                    $      18,656
2/28/98                              $      16,955                                    $      19,853
3/31/98                              $      18,352                                    $      21,670
4/30/98                              $      18,411                                    $      22,060
5/31/98                              $      19,094                                    $      22,693
6/30/98                              $      18,399                                    $      21,747
7/31/98                              $      17,034                                    $      21,042
8/31/98                              $      15,329                                    $      18,887
9/30/98                              $      14,627                                    $      18,287
10/31/98                             $      14,299                                    $      18,823
11/30/98                             $      14,187                                    $      19,095
12/31/98                             $      14,436                                    $      19,204
1/31/99                              $      14,675                                    $      19,769
2/28/99                              $      15,161                                    $      20,188
3/31/99                              $      16,054                                    $      21,018
4/30/99                              $      17,114                                    $      22,323
5/31/99                              $      17,018                                    $      21,680
6/30/99                              $      17,440                                    $      22,005
7/31/99                              $      18,563                                    $      23,088
8/31/99                              $      19,153                                    $      23,093
9/30/99                              $      18,803                                    $      22,425
10/31/99                             $      18,556                                    $      22,026
11/30/99                             $      19,306                                    $      23,872
12/31/99                             $      20,474                                    $      25,583
1/31/2000                            $      21,072                                    $      24,752
2/29/2000                            $      20,615                                    $      25,430
3/31/2000                            $      20,305                                    $      25,219
4/30/2000                            $      18,577                                    $      23,928
5/31/2000                            $      17,794                                    $      22,564
6/30/2000                            $      19,269                                    $      24,130
7/31/2000                            $      19,400                                    $      24,301
8/31/2000                            $      19,774                                    $      24,729
9/30/2000                            $      19,802                                    $      23,599
10/31/2000                           $      18,887                                    $      22,848
11/30/2000                           $      18,037                                    $      21,242
12/31/2000                           $      19,500                                    $      23,118
1/31/2001                            $      19,878                                    $      23,199
2/28/2001                            $      19,015                                    $      22,405
3/31/2001                            $      17,532                                    $      20,517
4/30/2001                            $      18,437                                    $      21,711
5/31/2001                            $      18,700                                    $      22,104
6/30/2001                            $      17,995                                    $      21,255
7/31/2001                            $      17,481                                    $      20,828
8/31/2001                            $      18,038                                    $      21,205
9/30/2001                            $      15,325                                    $      18,155
10/31/2001                           $      16,009                                    $      18,843
11/30/2001                           $      17,072                                    $      19,901
12/31/2001                           $      17,767                                    $      20,804
1/31/2002                            $      17,278                                    $      20,074
2/28/2002                            $      17,449                                    $      20,252
3/31/2002                            $      18,325                                    $      21,715
4/30/2002                            $      19,122                                    $      22,158
5/31/2002                            $      19,327                                    $      22,330
6/30/2002                            $      18,554                                    $      21,301
7/31/2002                            $      17,212                                    $      19,403
8/31/2002                            $      17,224                                    $      19,401
9/30/2002                            $      15,757                                    $      17,688
10/31/2002                           $      15,689                                    $      18,176
11/30/2002                           $      16,201                                    $      18,551
12/31/2002                           $      16,160                                    $      18,211
1/31/2003                            $      15,761                                    $      17,290
2/28/2003                            $      15,239                                    $      16,707
3/31/2003                            $      15,095                                    $      16,592
4/30/2003                            $      16,512                                    $      18,611
5/31/2003                            $      18,487                                    $      20,695
6/30/2003                            $      19,529                                    $      21,178
7/31/2003                            $      20,316                                    $      22,037
8/31/2003                            $      21,164                                    $      22,615
9/30/2003                            $      21,976                                    $      23,277
10/31/2003                           $      23,224                                    $      25,317
11/30/2003                           $      23,333                                    $      25,643

ANNUALIZED              ONE    FIVE      TEN
TOTAL RETURN (%)       YEAR    YEARS    YEARS
---------------------------------------------
                       44.03   10.46     8.84

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EUROPE EX UNITED KINGDOM
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              CONTINENTAL SMALL COMPANY PORTFOLIO  CITIGROUP EXTENDED MARKET INDEX EUROPE EX UNITED KINGDOM
11/30/93                            $       9,850                                              $     10,000
12/31/93                            $      10,516                                              $     10,735
1/31/94                             $      11,309                                              $     11,509
2/28/94                             $      11,458                                              $     11,378
3/31/94                             $      11,827                                              $     11,453
4/30/94                             $      12,282                                              $     11,825
5/31/94                             $      12,102                                              $     11,573
6/30/94                             $      11,984                                              $     11,401
7/31/94                             $      12,283                                              $     11,860
8/31/94                             $      12,408                                              $     11,968
9/30/94                             $      12,134                                              $     11,741
10/31/94                            $      12,141                                              $     11,964
11/30/94                            $      11,642                                              $     11,404
12/31/94                            $      11,674                                              $     11,503
1/31/95                             $      11,594                                              $     11,425
2/28/95                             $      11,809                                              $     11,759
3/31/95                             $      11,983                                              $     11,874
4/30/95                             $      12,222                                              $     12,372
5/31/95                             $      12,421                                              $     12,729
6/30/95                             $      12,589                                              $     13,042
7/31/95                             $      12,900                                              $     13,500
8/31/95                             $      12,272                                              $     12,780
9/30/95                             $      12,279                                              $     13,038
10/31/95                            $      11,881                                              $     12,763
11/30/95                            $      11,488                                              $     12,518
12/31/95                            $      11,676                                              $     12,856
1/31/96                             $      11,917                                              $     13,097
2/29/96                             $      12,432                                              $     13,573
3/31/96                             $      12,629                                              $     13,746
4/30/96                             $      12,629                                              $     13,797
5/31/96                             $      12,921                                              $     14,172
6/30/96                             $      13,032                                              $     14,518
7/31/96                             $      12,749                                              $     14,226
8/31/96                             $      12,800                                              $     14,535
9/30/96                             $      12,629                                              $     14,501
10/31/96                            $      12,852                                              $     14,581
11/30/96                            $      13,093                                              $     14,940
12/31/96                            $      13,349                                              $     15,204
1/31/97                             $      13,664                                              $     15,490
2/28/97                             $      13,692                                              $     15,643
3/31/97                             $      14,175                                              $     16,137
4/30/97                             $      13,785                                              $     15,803
5/31/97                             $      14,342                                              $     16,598
6/30/97                             $      14,834                                              $     17,161
7/31/97                             $      14,797                                              $     17,376
8/31/97                             $      14,556                                              $     16,696
9/30/97                             $      15,586                                              $     17,915
10/31/97                            $      15,140                                              $     17,211
11/30/97                            $      14,797                                              $     17,128
12/31/97                            $      14,911                                              $     17,411
1/31/98                             $      15,449                                              $     18,078
2/28/98                             $      16,595                                              $     19,604
3/31/98                             $      18,178                                              $     21,215
4/30/98                             $      18,898                                              $     21,781
5/31/98                             $      19,892                                              $     23,086
6/30/98                             $      19,375                                              $     22,525
7/31/98                             $      19,447                                              $     23,000
8/31/98                             $      17,407                                              $     19,877
9/30/98                             $      16,585                                              $     18,883
10/31/98                            $      17,061                                              $     19,995
11/30/98                            $      17,670                                              $     20,709
12/31/98                            $      17,828                                              $     21,450
1/31/99                             $      16,911                                              $     21,015
2/28/99                             $      16,587                                              $     20,263
3/31/99                             $      16,331                                              $     20,092
4/30/99                             $      16,806                                              $     20,752
5/31/99                             $      16,622                                              $     20,368
6/30/99                             $      16,726                                              $     20,669
7/31/99                             $      17,098                                              $     21,095
8/31/99                             $      17,202                                              $     21,420
9/30/99                             $      17,260                                              $     21,263
10/31/99                            $      17,005                                              $     21,161
11/30/99                            $      16,564                                              $     21,629
12/31/99                            $      17,351                                              $     24,043
1/31/2000                           $      17,035                                              $     23,434
2/29/2000                           $      18,162                                              $     25,422
3/31/2000                           $      18,189                                              $     25,084
4/30/2000                           $      17,268                                              $     23,493
5/31/2000                           $      17,776                                              $     23,482
6/30/2000                           $      18,477                                              $     24,303
7/31/2000                           $      18,077                                              $     24,063
8/31/2000                           $      18,092                                              $     24,154
9/30/2000                           $      17,721                                              $     22,884
10/31/2000                          $      16,924                                              $     21,707
11/30/2000                          $      16,937                                              $     20,820
12/31/2000                          $      18,092                                              $     22,292
1/31/2001                           $      18,572                                              $     22,746
2/28/2001                           $      18,267                                              $     21,541
3/31/2001                           $      16,826                                              $     19,376
4/30/2001                           $      17,450                                              $     20,444
5/31/2001                           $      17,227                                              $     19,859
6/30/2001                           $      16,698                                              $     18,886
7/31/2001                           $      16,922                                              $     18,788
8/31/2001                           $      17,033                                              $     18,532
9/30/2001                           $      14,856                                              $     15,648
10/31/2001                          $      15,305                                              $     16,537
11/30/2001                          $      15,945                                              $     17,530
12/31/2001                          $      16,064                                              $     17,742
1/31/2002                           $      16,082                                              $     17,470
2/28/2002                           $      16,320                                              $     17,650
3/31/2002                           $      17,146                                              $     18,859
4/30/2002                           $      17,825                                              $     19,159
5/31/2002                           $      18,540                                              $     19,609
6/30/2002                           $      18,540                                              $     19,084
7/31/2002                           $      17,073                                              $     16,843
8/31/2002                           $      16,834                                              $     16,609
9/30/2002                           $      15,073                                              $     14,433
10/31/2002                          $      15,532                                              $     15,416
11/30/2002                          $      16,375                                              $     16,391
12/31/2002                          $      16,683                                              $     16,076
1/31/2003                           $      16,544                                              $     15,652
2/28/2003                           $      16,069                                              $     14,988
3/31/2003                           $      15,951                                              $     14,937
4/30/2003                           $      17,948                                              $     16,949
5/31/2003                           $      19,746                                              $     18,423
6/30/2003                           $      20,082                                              $     18,685
7/31/2003                           $      20,772                                              $     19,416
8/31/2003                           $      21,227                                              $     19,981
9/30/2003                           $      22,314                                              $     20,782
10/31/2003                          $      23,678                                              $     22,272
11/30/2003                          $      24,903                                              $     23,435

ANNUALIZED               ONE    FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                       52.08    6.89     9.55

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Europe ex United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EPAC
DECEMBER 29, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO    CITIGROUP EXTENDED MARKET INDEX EPAC
Dec-1994                                  $      10,000
Dec-1994                                  $       9,900                           $      10,000
Jan-1995                                  $       9,831                           $       9,680
Feb-1995                                  $       9,682                           $       9,522
Mar-1995                                  $       9,999                           $       9,925
Apr-1995                                  $      10,256                           $      10,223
May-1995                                  $      10,068                           $      10,028
Jun-1995                                  $       9,880                           $       9,894
Jul-1995                                  $      10,266                           $      10,481
Aug-1995                                  $      10,009                           $      10,209
Sep-1995                                  $       9,860                           $      10,288
Oct-1995                                  $       9,544                           $       9,995
Nov-1995                                  $       9,632                           $      10,088
Dec-1995                                  $      10,015                           $      10,478
Jan-1996                                  $      10,214                           $      10,663
Feb-1996                                  $      10,324                           $      10,823
Mar-1996                                  $      10,463                           $      11,074
Apr-1996                                  $      11,010                           $      11,661
May-1996                                  $      11,070                           $      11,559
Jun-1996                                  $      10,920                           $      11,581
Jul-1996                                  $      10,472                           $      11,146
Aug-1996                                  $      10,422                           $      11,229
Sep-1996                                  $      10,422                           $      11,285
Oct-1996                                  $      10,293                           $      11,200
Nov-1996                                  $      10,402                           $      11,364
Dec-1996                                  $      10,109                           $      11,157
Jan-1997                                  $       9,859                           $      10,859
Feb-1997                                  $       9,942                           $      11,058
Mar-1997                                  $       9,858                           $      10,935
Apr-1997                                  $       9,630                           $      10,772
May-1997                                  $      10,274                           $      11,452
Jun-1997                                  $      10,430                           $      11,724
Jul-1997                                  $      10,025                           $      11,495
Aug-1997                                  $       9,568                           $      10,979
Sep-1997                                  $       9,391                           $      11,123
Oct-1997                                  $       9,017                           $      10,687
Nov-1997                                  $       8,259                           $      10,260
Dec-1997                                  $       7,812                           $      10,010
Jan-1998                                  $       8,372                           $      10,478
Feb-1998                                  $       9,205                           $      11,255
Mar-1998                                  $       9,392                           $      11,784
Apr-1998                                  $       9,228                           $      11,878
May-1998                                  $       9,140                           $      12,153
Jun-1998                                  $       8,877                           $      11,810
Jul-1998                                  $       8,603                           $      11,781
Aug-1998                                  $       7,659                           $      10,401
Sep-1998                                  $       7,461                           $      10,087
Oct-1998                                  $       7,923                           $      10,807
Nov-1998                                  $       8,273                           $      11,162
Dec-1998                                  $       8,225                           $      11,425
Jan-1999                                  $       8,053                           $      11,380
Feb-1999                                  $       7,950                           $      11,170
Mar-1999                                  $       8,420                           $      11,569
Apr-1999                                  $       9,290                           $      12,163
May-1999                                  $       9,210                           $      11,838
Jun-1999                                  $       9,817                           $      12,238
Jul-1999                                  $      10,138                           $      12,709
Aug-1999                                  $      10,184                           $      12,904
Sep-1999                                  $      10,127                           $      12,863
Oct-1999                                  $       9,943                           $      12,756
Nov-1999                                  $       9,726                           $      13,204
Dec-1999                                  $       9,791                           $      14,049
Jan-2000                                  $       9,638                           $      13,686
Feb-2000                                  $       9,403                           $      14,175
Mar-2000                                  $       9,767                           $      14,297
Apr-2000                                  $       9,156                           $      13,397
May-2000                                  $       9,297                           $      13,171
Jun-2000                                  $      10,107                           $      14,023
Jul-2000                                  $       9,731                           $      13,531
Aug-2000                                  $       9,907                           $      13,889
Sep-2000                                  $       9,590                           $      13,199
Oct-2000                                  $       9,086                           $      12,484
Nov-2000                                  $       9,203                           $      12,021
Dec-2000                                  $       9,487                           $      12,492
Jan-2001                                  $       9,748                           $      12,604
Feb-2001                                  $       9,848                           $      12,132
Mar-2001                                  $       9,338                           $      11,157
Apr-2001                                  $      10,034                           $      11,931
May-2001                                  $      10,084                           $      11,873
Jun-2001                                  $       9,998                           $      11,432
Jul-2001                                  $       9,774                           $      11,132
Aug-2001                                  $       9,985                           $      11,124
Sep-2001                                  $       8,891                           $       9,684
Oct-2001                                  $       9,139                           $      10,091
Nov-2001                                  $       9,189                           $      10,457
Dec-2001                                  $       9,051                           $      10,443
Jan-2002                                  $       8,961                           $      10,179
Feb-2002                                  $       9,318                           $      10,378
Mar-2002                                  $       9,764                           $      11,054
Apr-2002                                  $      10,147                           $      11,286
May-2002                                  $      10,784                           $      11,693
Jun-2002                                  $      10,594                           $      11,286
Jul-2002                                  $      10,033                           $      10,146
Aug-2002                                  $      10,008                           $      10,135
Sep-2002                                  $       9,346                           $       9,194
Oct-2002                                  $       9,257                           $       9,363
Nov-2002                                  $       9,460                           $       9,711
Dec-2002                                  $       9,577                           $       9,551
Jan-2003                                  $       9,603                           $       9,311
Feb-2003                                  $       9,654                           $       9,150
Mar-2003                                  $       9,564                           $       9,091
Apr-2003                                  $      10,474                           $       9,998
May-2003                                  $      11,528                           $      10,835
Jun-2003                                  $      12,178                           $      11,203
Jul-2003                                  $      12,672                           $      11,584
Aug-2003                                  $      13,375                           $      12,107
Sep-2003                                  $      14,129                           $      12,680
Oct-2003                                  $      14,935                           $      13,580
Nov-2003                                  $      15,000                           $      13,780

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   DECEMBER 29, 1994
--------------------------------------------------------
                       58.56   12.49        4.65

- THIS PORTFOLIO INVESTS IN THE STOCKS OF SMALL NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets
Inc.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 25, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

            EMERGING MARKETS PORTFOLIO    MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
4/25/94                  $      10,000                                    $      10,000
4/30/94                  $       9,850                                    $      10,000
5/31/94                  $       9,998                                    $      10,320
6/30/94                  $      10,047                                    $      10,018
7/31/94                  $      10,775                                    $      10,635
8/31/94                  $      11,741                                    $      11,942
9/30/94                  $      11,859                                    $      12,066
10/31/94                 $      11,505                                    $      11,832
11/30/94                 $      11,131                                    $      11,204
12/31/94                 $      10,323                                    $      10,296
1/31/95                  $       9,367                                    $       9,194
2/28/95                  $       9,308                                    $       8,950
3/31/95                  $       9,712                                    $       8,985
4/30/95                  $      10,185                                    $       9,371
5/31/95                  $      10,904                                    $       9,844
6/30/95                  $      10,963                                    $       9,853
7/31/95                  $      11,396                                    $      10,059
8/31/95                  $      10,963                                    $       9,809
9/30/95                  $      10,755                                    $       9,749
10/31/95                 $      10,381                                    $       9,367
11/30/95                 $      10,243                                    $       9,191
12/31/95                 $      10,544                                    $       9,581
1/31/96                  $      11,672                                    $      10,253
2/29/96                  $      11,425                                    $      10,073
3/31/96                  $      11,514                                    $      10,133
4/30/96                  $      11,841                                    $      10,502
5/31/96                  $      11,841                                    $      10,429
6/30/96                  $      11,930                                    $      10,472
7/31/96                  $      10,910                                    $       9,738
8/31/96                  $      11,216                                    $       9,973
9/30/96                  $      11,454                                    $      10,045
10/31/96                 $      11,196                                    $       9,770
11/30/96                 $      11,593                                    $       9,922
12/31/96                 $      11,746                                    $       9,954
1/31/97                  $      12,933                                    $      10,624
2/28/97                  $      13,092                                    $      11,072
3/31/97                  $      12,723                                    $      10,754
4/30/97                  $      12,235                                    $      10,735
5/31/97                  $      12,833                                    $      11,014
6/30/97                  $      13,362                                    $      11,580
7/31/97                  $      13,371                                    $      11,729
8/31/97                  $      11,425                                    $      10,223
9/30/97                  $      11,894                                    $      10,490
10/31/97                 $      10,128                                    $       8,760
11/30/97                 $       9,589                                    $       8,435
12/31/97                 $       9,524                                    $       8,619
1/31/98                  $       9,339                                    $       7,936
2/28/98                  $      10,253                                    $       8,760
3/31/98                  $      10,613                                    $       9,111
4/30/98                  $      10,438                                    $       8,994
5/31/98                  $       9,236                                    $       7,734
6/30/98                  $       8,403                                    $       6,907
7/31/98                  $       8,753                                    $       7,101
8/31/98                  $       6,534                                    $       5,022
9/30/98                  $       6,554                                    $       5,326
10/31/98                 $       7,612                                    $       5,880
11/30/98                 $       8,383                                    $       6,363
12/31/98                 $       8,625                                    $       6,247
1/31/99                  $       8,417                                    $       6,142
2/28/99                  $       8,500                                    $       6,197
3/31/99                  $       9,270                                    $       6,994
4/30/99                  $      10,922                                    $       7,849
5/31/99                  $      10,902                                    $       7,779
6/30/99                  $      11,972                                    $       8,646
7/31/99                  $      11,785                                    $       8,398
8/31/99                  $      11,734                                    $       8,468
9/30/99                  $      11,349                                    $       8,171
10/31/99                 $      11,786                                    $       8,338
11/30/99                 $      12,856                                    $       9,082
12/31/99                 $      14,810                                    $      10,226
1/31/2000                $      14,580                                    $      10,267
2/29/2000                $      14,192                                    $      10,399
3/31/2000                $      14,276                                    $      10,433
4/30/2000                $      13,355                                    $       9,430
5/31/2000                $      12,613                                    $       9,020
6/30/2000                $      12,864                                    $       9,308
7/31/2000                $      12,110                                    $       8,819
8/31/2000                $      12,236                                    $       8,849
9/30/2000                $      11,356                                    $       8,065
10/31/2000               $      10,634                                    $       7,477
11/30/2000               $       9,964                                    $       6,819
12/31/2000               $      10,493                                    $       6,974
1/31/2001                $      11,577                                    $       7,919
2/28/2001                $      10,525                                    $       7,293
3/31/2001                $       9,483                                    $       6,543
4/30/2001                $       9,893                                    $       6,847
5/31/2001                $       9,966                                    $       6,907
6/30/2001                $       9,756                                    $       6,747
7/31/2001                $       9,409                                    $       6,303
8/31/2001                $       9,493                                    $       6,230
9/30/2001                $       7,945                                    $       5,253
10/31/2001               $       8,177                                    $       5,576
11/30/2001               $       9,071                                    $       6,152
12/31/2001               $       9,780                                    $       6,632
1/31/2002                $      10,324                                    $       6,848
2/28/2002                $      10,186                                    $       6,953
3/31/2002                $      10,613                                    $       7,343
4/30/2002                $      10,720                                    $       7,372
5/31/2002                $      10,453                                    $       7,235
6/30/2002                $       9,653                                    $       6,681
7/31/2002                $       9,184                                    $       6,156
8/31/2002                $       9,216                                    $       6,245
9/30/2002                $       8,246                                    $       5,560
10/31/2002               $       8,587                                    $       5,916
11/30/2002               $       9,227                                    $       6,317
12/31/2002               $       8,858                                    $       6,102
1/31/2003                $       8,847                                    $       6,068
2/28/2003                $       8,707                                    $       5,877
3/31/2003                $       8,566                                    $       5,688
4/30/2003                $       9,713                                    $       6,166
5/31/2003                $      10,426                                    $       6,590
6/30/2003                $      10,827                                    $       6,950
7/31/2003                $      11,043                                    $       7,367
8/31/2003                $      11,541                                    $       7,845
9/30/2003                $      12,049                                    $       7,889
10/31/2003               $      12,969                                    $       8,547
11/30/2003               $      12,839                                    $       8,635

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS    APRIL 25, 1994
------------------------------------------------------
                       39.14    8.79        2.64

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 5, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

             EMERGING MARKETS SMALL CAP PORTFOLIO   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
3/5/98                              $      10,000                                   $      10,000
3/30/98                             $      10,385                                   $      10,000
4/30/98                             $      10,643                                   $       9,872
5/31/98                             $       9,959                                   $       8,489
6/30/98                             $       9,326                                   $       7,581
7/31/98                             $       9,554                                   $       7,795
8/31/98                             $       7,366                                   $       5,512
9/30/98                             $       7,079                                   $       5,846
10/31/98                            $       7,970                                   $       6,454
11/30/98                            $       8,999                                   $       6,984
12/31/98                            $       9,301                                   $       6,857
1/31/99                             $       8,899                                   $       6,741
2/28/99                             $       8,888                                   $       6,802
3/31/99                             $       9,743                                   $       7,677
4/30/99                             $      11,824                                   $       8,615
5/31/99                             $      12,235                                   $       8,539
6/30/99                             $      13,749                                   $       9,490
7/31/99                             $      13,666                                   $       9,218
8/31/99                             $      13,923                                   $       9,295
9/30/99                             $      13,748                                   $       8,969
10/31/99                            $      14,201                                   $       9,152
11/30/99                            $      15,323                                   $       9,969
12/31/99                            $      17,239                                   $      11,224
1/31/2000                           $      17,568                                   $      11,269
2/29/2000                           $      17,343                                   $      11,414
3/31/2000                           $      17,291                                   $      11,452
4/30/2000                           $      16,029                                   $      10,350
5/31/2000                           $      15,147                                   $       9,900
6/30/2000                           $      15,112                                   $      10,217
7/31/2000                           $      14,611                                   $       9,680
8/31/2000                           $      14,558                                   $       9,713
9/30/2000                           $      13,642                                   $       8,853
10/31/2000                          $      12,554                                   $       8,207
11/30/2000                          $      11,741                                   $       7,484
12/31/2000                          $      11,751                                   $       7,655
1/31/2001                           $      12,409                                   $       8,692
2/28/2001                           $      11,631                                   $       8,005
3/31/2001                           $      10,674                                   $       7,182
4/30/2001                           $      10,953                                   $       7,516
5/31/2001                           $      11,073                                   $       7,581
6/30/2001                           $      11,093                                   $       7,405
7/31/2001                           $      10,893                                   $       6,919
8/31/2001                           $      10,813                                   $       6,838
9/30/2001                           $       9,158                                   $       5,766
10/31/2001                          $       9,617                                   $       6,120
11/30/2001                          $      10,634                                   $       6,752
12/31/2001                          $      11,447                                   $       7,279
1/31/2002                           $      12,330                                   $       7,516
2/28/2002                           $      12,209                                   $       7,631
3/31/2002                           $      12,972                                   $       8,059
4/30/2002                           $      13,334                                   $       8,092
5/31/2002                           $      13,214                                   $       7,941
6/30/2002                           $      12,351                                   $       7,333
7/31/2002                           $      11,768                                   $       6,756
8/31/2002                           $      11,908                                   $       6,854
9/30/2002                           $      10,543                                   $       6,103
10/31/2002                          $      10,984                                   $       6,494
11/30/2002                          $      11,828                                   $       6,934
12/31/2002                          $      11,426                                   $       6,698
1/31/2003                           $      11,631                                   $       6,660
2/28/2003                           $      11,508                                   $       6,450
3/31/2003                           $      11,406                                   $       6,243
4/30/2003                           $      12,885                                   $       6,768
5/31/2003                           $      13,851                                   $       7,233
6/30/2003                           $      14,447                                   $       7,629
7/31/2003                           $      14,735                                   $       8,086
8/31/2003                           $      15,619                                   $       8,611
9/30/2003                           $      16,215                                   $       8,659
10/31/2003                          $      17,613                                   $       9,381
11/30/2003                          $      17,962                                   $       9,478

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   MARCH 5, 1998
----------------------------------------------------
                       51.86   14.59       10.75

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

             DFA ONE-YEAR FIXED INCOME PORTFOLIO     THREE-MONTH U.S. TREASURY BILL INDEX
Nov-1993                           $      10,000                            $      10,000
Dec-1993                           $      10,033                            $      10,030
Jan-1994                           $      10,083                            $      10,059
Feb-1994                           $      10,063                            $      10,078
Mar-1994                           $      10,059                            $      10,107
Apr-1994                           $      10,053                            $      10,133
May-1994                           $      10,074                            $      10,163
Jun-1994                           $      10,107                            $      10,205
Jul-1994                           $      10,167                            $      10,242
Aug-1994                           $      10,206                            $      10,277
Sep-1994                           $      10,223                            $      10,315
Oct-1994                           $      10,257                            $      10,360
Nov-1994                           $      10,249                            $      10,401
Dec-1994                           $      10,280                            $      10,453
Jan-1995                           $      10,377                            $      10,505
Feb-1995                           $      10,475                            $      10,556
Mar-1995                           $      10,539                            $      10,610
Apr-1995                           $      10,608                            $      10,660
May-1995                           $      10,720                            $      10,715
Jun-1995                           $      10,780                            $      10,770
Jul-1995                           $      10,836                            $      10,821
Aug-1995                           $      10,891                            $      10,875
Sep-1995                           $      10,938                            $      10,923
Oct-1995                           $      10,996                            $      10,975
Nov-1995                           $      11,048                            $      11,024
Dec-1995                           $      11,100                            $      11,085
Jan-1996                           $      11,148                            $      11,136
Feb-1996                           $      11,191                            $      11,180
Mar-1996                           $      11,240                            $      11,222
Apr-1996                           $      11,279                            $      11,270
May-1996                           $      11,316                            $      11,319
Jun-1996                           $      11,376                            $      11,366
Jul-1996                           $      11,428                            $      11,417
Aug-1996                           $      11,483                            $      11,468
Sep-1996                           $      11,551                            $      11,522
Oct-1996                           $      11,634                            $      11,572
Nov-1996                           $      11,701                            $      11,622
Dec-1996                           $      11,741                            $      11,673
Jan-1997                           $      11,799                            $      11,726
Feb-1997                           $      11,847                            $      11,772
Mar-1997                           $      11,867                            $      11,822
Apr-1997                           $      11,946                            $      11,878
May-1997                           $      12,003                            $      11,939
Jun-1997                           $      12,074                            $      11,983
Jul-1997                           $      12,156                            $      12,037
Aug-1997                           $      12,191                            $      12,089
Sep-1997                           $      12,263                            $      12,144
Oct-1997                           $      12,334                            $      12,197
Nov-1997                           $      12,371                            $      12,244
Dec-1997                           $      12,444                            $      12,297
Jan-1998                           $      12,518                            $      12,355
Feb-1998                           $      12,559                            $      12,399
Mar-1998                           $      12,622                            $      12,457
Apr-1998                           $      12,668                            $      12,513
May-1998                           $      12,738                            $      12,566
Jun-1998                           $      12,787                            $      12,619
Jul-1998                           $      12,859                            $      12,674
Aug-1998                           $      12,917                            $      12,733
Sep-1998                           $      12,977                            $      12,797
Oct-1998                           $      13,022                            $      12,847
Nov-1998                           $      13,079                            $      12,890
Dec-1998                           $      13,151                            $      12,941
Jan-1999                           $      13,203                            $      12,988
Feb-1999                           $      13,234                            $      13,026
Mar-1999                           $      13,300                            $      13,079
Apr-1999                           $      13,358                            $      13,126
May-1999                           $      13,386                            $      13,177
Jun-1999                           $      13,442                            $      13,233
Jul-1999                           $      13,485                            $      13,287
Aug-1999                           $      13,505                            $      13,340
Sep-1999                           $      13,578                            $      13,400
Oct-1999                           $      13,639                            $      13,452
Nov-1999                           $      13,705                            $      13,506
Dec-1999                           $      13,755                            $      13,567
Jan-2000                           $      13,783                            $      13,625
Feb-2000                           $      13,870                            $      13,685
Mar-2000                           $      13,939                            $      13,756
Apr-2000                           $      13,989                            $      13,821
May-2000                           $      14,045                            $      13,905
Jun-2000                           $      14,146                            $      13,965
Jul-2000                           $      14,240                            $      14,028
Aug-2000                           $      14,327                            $      14,101
Sep-2000                           $      14,434                            $      14,176
Oct-2000                           $      14,505                            $      14,249
Nov-2000                           $      14,593                            $      14,328
Dec-2000                           $      14,679                            $      14,407
Jan-2001                           $      14,781                            $      14,502
Feb-2001                           $      14,856                            $      14,557
Mar-2001                           $      14,912                            $      14,624
Apr-2001                           $      14,986                            $      14,688
May-2001                           $      15,036                            $      14,745
Jun-2001                           $      15,083                            $      14,788
Jul-2001                           $      15,169                            $      14,837
Aug-2001                           $      15,237                            $      14,886
Sep-2001                           $      15,393                            $      14,950
Oct-2001                           $      15,484                            $      14,989
Nov-2001                           $      15,498                            $      15,022
Dec-2001                           $      15,524                            $      15,046
Jan-2002                           $      15,553                            $      15,068
Feb-2002                           $      15,612                            $      15,088
Mar-2002                           $      15,558                            $      15,110
Apr-2002                           $      15,653                            $      15,135
May-2002                           $      15,717                            $      15,159
Jun-2002                           $      15,797                            $      15,182
Jul-2002                           $      15,906                            $      15,204
Aug-2002                           $      15,954                            $      15,226
Sep-2002                           $      16,002                            $      15,250
Oct-2002                           $      16,048                            $      15,273
Nov-2002                           $      16,030                            $      15,297
Dec-2002                           $      16,130                            $      15,316
Jan-2003                           $      16,146                            $      15,331
Feb-2003                           $      16,193                            $      15,345
Mar-2003                           $      16,217                            $      15,363
Apr-2003                           $      16,251                            $      15,377
May-2003                           $      16,287                            $      15,392
Jun-2003                           $      16,305                            $      15,414
Jul-2003                           $      16,261                            $      15,425
Aug-2003                           $      16,275                            $      15,437
Sep-2003                           $      16,355                            $      15,453
Oct-2003                           $      16,325                            $      15,465
Nov-2003                           $      16,328                            $      15,477

ANNUALIZED               ONE    FIVE    TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                        1.86    4.54    5.03

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

             DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO     MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
Feb-1996                                  $      10,000
Feb-1996                                  $      10,000                                         $      10,000
Mar-1996                                  $      10,046                                         $       9,993
Apr-1996                                  $      10,096                                         $      10,002
May-1996                                  $      10,147                                         $      10,023
Jun-1996                                  $      10,184                                         $      10,096
Jul-1996                                  $      10,256                                         $      10,137
Aug-1996                                  $      10,357                                         $      10,172
Sep-1996                                  $      10,429                                         $      10,265
Oct-1996                                  $      10,520                                         $      10,381
Nov-1996                                  $      10,592                                         $      10,461
Dec-1996                                  $      10,635                                         $      10,462
Jan-1997                                  $      10,709                                         $      10,511
Feb-1997                                  $      10,750                                         $      10,536
Mar-1997                                  $      10,747                                         $      10,534
Apr-1997                                  $      10,811                                         $      10,620
May-1997                                  $      10,884                                         $      10,694
Jun-1997                                  $      10,962                                         $      10,767
Jul-1997                                  $      11,016                                         $      10,887
Aug-1997                                  $      11,059                                         $      10,898
Sep-1997                                  $      11,128                                         $      10,981
Oct-1997                                  $      11,171                                         $      11,061
Nov-1997                                  $      11,204                                         $      11,087
Dec-1997                                  $      11,260                                         $      11,163
Jan-1998                                  $      11,351                                         $      11,271
Feb-1998                                  $      11,396                                         $      11,282
Mar-1998                                  $      11,458                                         $      11,331
Apr-1998                                  $      11,492                                         $      11,385
May-1998                                  $      11,561                                         $      11,448
Jun-1998                                  $      11,603                                         $      11,507
Jul-1998                                  $      11,661                                         $      11,562
Aug-1998                                  $      11,741                                         $      11,698
Sep-1998                                  $      11,814                                         $      11,850
Oct-1998                                  $      11,872                                         $      11,902
Nov-1998                                  $      11,918                                         $      11,890
Dec-1998                                  $      11,988                                         $      11,936
Jan-1999                                  $      12,047                                         $      11,987
Feb-1999                                  $      12,094                                         $      11,935
Mar-1999                                  $      12,149                                         $      12,022
Apr-1999                                  $      12,196                                         $      12,064
May-1999                                  $      12,219                                         $      12,057
Jun-1999                                  $      12,269                                         $      12,094
Jul-1999                                  $      12,294                                         $      12,127
Aug-1999                                  $      12,342                                         $      12,159
Sep-1999                                  $      12,405                                         $      12,241
Oct-1999                                  $      12,429                                         $      12,277
Nov-1999                                  $      12,478                                         $      12,304
Dec-1999                                  $      12,537                                         $      12,326
Jan-2000                                  $      12,562                                         $      12,323
Feb-2000                                  $      12,638                                         $      12,406
Mar-2000                                  $      12,693                                         $      12,479
Apr-2000                                  $      12,745                                         $      12,508
May-2000                                  $      12,783                                         $      12,553
Jun-2000                                  $      12,860                                         $      12,690
Jul-2000                                  $      12,925                                         $      12,776
Aug-2000                                  $      13,003                                         $      12,874
Sep-2000                                  $      13,091                                         $      12,975
Oct-2000                                  $      13,157                                         $      13,036
Nov-2000                                  $      13,249                                         $      13,164
Dec-2000                                  $      13,347                                         $      13,322
Jan-2001                                  $      13,444                                         $      13,500
Feb-2001                                  $      13,499                                         $      13,589
Mar-2001                                  $      13,560                                         $      13,709
Apr-2001                                  $      13,616                                         $      13,747
May-2001                                  $      13,658                                         $      13,835
Jun-2001                                  $      13,708                                         $      13,888
Jul-2001                                  $      13,793                                         $      14,057
Aug-2001                                  $      13,864                                         $      14,146
Sep-2001                                  $      14,043                                         $      14,369
Oct-2001                                  $      14,156                                         $      14,511
Nov-2001                                  $      14,142                                         $      14,474
Dec-2001                                  $      14,156                                         $      14,482
Jan-2002                                  $      14,199                                         $      14,513
Feb-2002                                  $      14,256                                         $      14,577
Mar-2002                                  $      14,173                                         $      14,485
Apr-2002                                  $      14,302                                         $      14,644
May-2002                                  $      14,373                                         $      14,720
Jun-2002                                  $      14,472                                         $      14,834
Jul-2002                                  $      14,630                                         $      14,989
Aug-2002                                  $      14,687                                         $      15,061
Sep-2002                                  $      14,753                                         $      15,185
Oct-2002                                  $      14,811                                         $      15,214
Nov-2002                                  $      14,781                                         $      15,209
Dec-2002                                  $      14,903                                         $      15,364
Jan-2003                                  $      14,917                                         $      15,386
Feb-2003                                  $      14,977                                         $      15,464
Mar-2003                                  $      15,003                                         $      15,498
Apr-2003                                  $      15,048                                         $      15,552
May-2003                                  $      15,108                                         $      15,636
Jun-2003                                  $      15,126                                         $      15,669
Jul-2003                                  $      15,037                                         $      15,575
Aug-2003                                  $      15,037                                         $      15,589
Sep-2003                                  $      15,178                                         $      15,748
Oct-2003                                  $      15,118                                         $      15,690
Nov-2003                                  $      15,118                                         $      15,690

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   FEBRUARY 9, 1996
-------------------------------------------------------
                        2.28    4.87        5.44

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA FIVE-YEAR GOVERNMENT PORTFOLIO       LEHMAN INTERMEDIATE GOVERNMENT INDEX
Nov-1993                         $      10,000                              $      10,000
Dec-1993                         $      10,032                              $      10,041
Jan-1994                         $      10,153                              $      10,140
Feb-1994                         $       9,971                              $      10,001
Mar-1994                         $       9,796                              $       9,855
Apr-1994                         $       9,697                              $       9,791
May-1994                         $       9,712                              $       9,798
Jun-1994                         $       9,706                              $       9,800
Jul-1994                         $       9,837                              $       9,929
Aug-1994                         $       9,865                              $       9,957
Sep-1994                         $       9,765                              $       9,875
Oct-1994                         $       9,763                              $       9,877
Nov-1994                         $       9,688                              $       9,833
Dec-1994                         $       9,716                              $       9,866
Jan-1995                         $       9,827                              $      10,027
Feb-1995                         $       9,931                              $      10,220
Mar-1995                         $       9,980                              $      10,276
Apr-1995                         $      10,053                              $      10,395
May-1995                         $      10,240                              $      10,689
Jun-1995                         $      10,299                              $      10,757
Jul-1995                         $      10,340                              $      10,762
Aug-1995                         $      10,416                              $      10,851
Sep-1995                         $      10,467                              $      10,923
Oct-1995                         $      10,541                              $      11,043
Nov-1995                         $      10,593                              $      11,178
Dec-1995                         $      10,644                              $      11,289
Jan-1996                         $      10,695                              $      11,384
Feb-1996                         $      10,738                              $      11,263
Mar-1996                         $      10,770                              $      11,211
Apr-1996                         $      10,792                              $      11,179
May-1996                         $      10,823                              $      11,173
Jun-1996                         $      10,920                              $      11,287
Jul-1996                         $      10,953                              $      11,322
Aug-1996                         $      10,975                              $      11,335
Sep-1996                         $      11,107                              $      11,481
Oct-1996                         $      11,271                              $      11,669
Nov-1996                         $      11,392                              $      11,810
Dec-1996                         $      11,347                              $      11,746
Jan-1997                         $      11,393                              $      11,791
Feb-1997                         $      11,404                              $      11,810
Mar-1997                         $      11,370                              $      11,743
Apr-1997                         $      11,472                              $      11,875
May-1997                         $      11,551                              $      11,968
Jun-1997                         $      11,636                              $      12,071
Jul-1997                         $      11,786                              $      12,293
Aug-1997                         $      11,786                              $      12,246
Sep-1997                         $      11,879                              $      12,380
Oct-1997                         $      11,972                              $      12,525
Nov-1997                         $      12,006                              $      12,552
Dec-1997                         $      12,072                              $      12,654
Jan-1998                         $      12,145                              $      12,818
Feb-1998                         $      12,192                              $      12,804
Mar-1998                         $      12,252                              $      12,844
Apr-1998                         $      12,300                              $      12,906
May-1998                         $      12,360                              $      12,995
Jun-1998                         $      12,405                              $      13,082
Jul-1998                         $      12,465                              $      13,131
Aug-1998                         $      12,514                              $      13,380
Sep-1998                         $      12,575                              $      13,691
Oct-1998                         $      12,624                              $      13,715
Nov-1998                         $      12,674                              $      13,672
Dec-1998                         $      12,728                              $      13,725
Jan-1999                         $      12,779                              $      13,787
Feb-1999                         $      12,817                              $      13,598
Mar-1999                         $      12,880                              $      13,688
Apr-1999                         $      12,930                              $      13,725
May-1999                         $      12,930                              $      13,641
Jun-1999                         $      12,976                              $      13,662
Jul-1999                         $      13,001                              $      13,663
Aug-1999                         $      13,027                              $      13,682
Sep-1999                         $      13,117                              $      13,800
Oct-1999                         $      13,155                              $      13,828
Nov-1999                         $      13,194                              $      13,837
Dec-1999                         $      13,209                              $      13,794
Jan-2000                         $      13,223                              $      13,747
Feb-2000                         $      13,315                              $      13,861
Mar-2000                         $      13,355                              $      14,020
Apr-2000                         $      13,409                              $      14,014
May-2000                         $      13,449                              $      14,052
Jun-2000                         $      13,586                              $      14,275
Jul-2000                         $      13,667                              $      14,369
Aug-2000                         $      13,763                              $      14,530
Sep-2000                         $      13,872                              $      14,657
Oct-2000                         $      13,926                              $      14,758
Nov-2000                         $      14,007                              $      14,975
Dec-2000                         $      14,103                              $      15,238
Jan-2001                         $      14,216                              $      15,441
Feb-2001                         $      14,273                              $      15,583
Mar-2001                         $      14,343                              $      15,695
Apr-2001                         $      14,385                              $      15,645
May-2001                         $      14,455                              $      15,709
Jun-2001                         $      14,436                              $      15,759
Jul-2001                         $      14,680                              $      16,054
Aug-2001                         $      14,824                              $      16,197
Sep-2001                         $      15,155                              $      16,544
Oct-2001                         $      15,385                              $      16,802
Nov-2001                         $      15,156                              $      16,602
Dec-2001                         $      15,098                              $      16,522
Jan-2002                         $      15,142                              $      16,593
Feb-2002                         $      15,304                              $      16,731
Mar-2002                         $      15,039                              $      16,478
Apr-2002                         $      15,378                              $      16,786
May-2002                         $      15,525                              $      16,904
Jun-2002                         $      15,780                              $      17,115
Jul-2002                         $      16,124                              $      17,437
Aug-2002                         $      16,363                              $      17,636
Sep-2002                         $      16,647                              $      17,939
Oct-2002                         $      16,677                              $      17,927
Nov-2002                         $      16,527                              $      17,785
Dec-2002                         $      16,877                              $      18,114
Jan-2003                         $      16,847                              $      18,074
Feb-2003                         $      17,137                              $      18,278
Mar-2003                         $      17,121                              $      18,282
Apr-2003                         $      17,229                              $      18,333
May-2003                         $      17,627                              $      18,621
Jun-2003                         $      17,594                              $      18,591
Jul-2003                         $      16,975                              $      18,139
Aug-2003                         $      16,929                              $      18,172
Sep-2003                         $      17,470                              $      18,566
Oct-2003                         $      17,207                              $      18,384
Nov-2003                         $      17,192                              $      18,386

ANNUALIZED               ONE    FIVE      TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                        4.02    6.29     5.57

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO    LEHMAN AGGREGATE INDEX
Nov-1993                                  $      10,000             $      10,000
Dec-1993                                  $      10,135             $      10,054
Jan-1994                                  $      10,202             $      10,190
Feb-1994                                  $       9,967             $      10,012
Mar-1994                                  $       9,718             $       9,765
Apr-1994                                  $       9,655             $       9,687
May-1994                                  $       9,580             $       9,686
Jun-1994                                  $       9,495             $       9,666
Jul-1994                                  $       9,566             $       9,858
Aug-1994                                  $       9,639             $       9,870
Sep-1994                                  $       9,592             $       9,725
Oct-1994                                  $       9,610             $       9,716
Nov-1994                                  $       9,709             $       9,695
Dec-1994                                  $       9,697             $       9,762
Jan-1995                                  $       9,775             $       9,955
Feb-1995                                  $       9,919             $      10,192
Mar-1995                                  $      10,116             $      10,254
Apr-1995                                  $      10,254             $      10,397
May-1995                                  $      10,505             $      10,800
Jun-1995                                  $      10,525             $      10,879
Jul-1995                                  $      10,617             $      10,855
Aug-1995                                  $      10,692             $      10,986
Sep-1995                                  $      10,843             $      11,093
Oct-1995                                  $      10,953             $      11,237
Nov-1995                                  $      11,190             $      11,405
Dec-1995                                  $      11,254             $      11,565
Jan-1996                                  $      11,347             $      11,641
Feb-1996                                  $      11,228             $      11,439
Mar-1996                                  $      11,311             $      11,359
Apr-1996                                  $      11,377             $      11,295
May-1996                                  $      11,487             $      11,273
Jun-1996                                  $      11,529             $      11,424
Jul-1996                                  $      11,630             $      11,455
Aug-1996                                  $      11,808             $      11,435
Sep-1996                                  $      12,019             $      11,634
Oct-1996                                  $      12,244             $      11,892
Nov-1996                                  $      12,435             $      12,096
Dec-1996                                  $      12,466             $      11,983
Jan-1997                                  $      12,573             $      12,020
Feb-1997                                  $      12,693             $      12,050
Mar-1997                                  $      12,606             $      11,917
Apr-1997                                  $      12,703             $      12,095
May-1997                                  $      12,800             $      12,210
Jun-1997                                  $      12,997             $      12,356
Jul-1997                                  $      13,156             $      12,689
Aug-1997                                  $      13,181             $      12,581
Sep-1997                                  $      13,303             $      12,767
Oct-1997                                  $      13,352             $      12,953
Nov-1997                                  $      13,414             $      13,012
Dec-1997                                  $      13,502             $      13,144
Jan-1998                                  $      13,636             $      13,312
Feb-1998                                  $      13,730             $      13,301
Mar-1998                                  $      13,817             $      13,346
Apr-1998                                  $      13,870             $      13,416
May-1998                                  $      13,979             $      13,543
Jun-1998                                  $      14,040             $      13,658
Jul-1998                                  $      14,136             $      13,687
Aug-1998                                  $      14,257             $      13,910
Sep-1998                                  $      14,430             $      14,236
Oct-1998                                  $      14,525             $      14,160
Nov-1998                                  $      14,593             $      14,241
Dec-1998                                  $      14,633             $      14,284
Jan-1999                                  $      14,758             $      14,385
Feb-1999                                  $      14,801             $      14,133
Mar-1999                                  $      14,911             $      14,211
Apr-1999                                  $      15,009             $      14,257
May-1999                                  $      15,009             $      14,131
Jun-1999                                  $      14,945             $      14,086
Jul-1999                                  $      14,960             $      14,027
Aug-1999                                  $      15,003             $      14,020
Sep-1999                                  $      15,066             $      14,182
Oct-1999                                  $      15,066             $      14,235
Nov-1999                                  $      15,123             $      14,233
Dec-1999                                  $      15,176             $      14,165
Jan-2000                                  $      15,206             $      14,118
Feb-2000                                  $      15,281             $      14,289
Mar-2000                                  $      15,376             $      14,478
Apr-2000                                  $      15,451             $      14,436
May-2000                                  $      15,480             $      14,429
Jun-2000                                  $      15,575             $      14,729
Jul-2000                                  $      15,665             $      14,863
Aug-2000                                  $      15,740             $      15,078
Sep-2000                                  $      15,846             $      15,173
Oct-2000                                  $      15,954             $      15,273
Nov-2000                                  $      16,045             $      15,524
Dec-2000                                  $      16,186             $      15,813
Jan-2001                                  $      16,314             $      16,070
Feb-2001                                  $      16,394             $      16,210
Mar-2001                                  $      16,480             $      16,291
Apr-2001                                  $      16,528             $      16,223
May-2001                                  $      16,593             $      16,320
Jun-2001                                  $      16,604             $      16,382
Jul-2001                                  $      16,734             $      16,749
Aug-2001                                  $      16,864             $      16,942
Sep-2001                                  $      17,122             $      17,138
Oct-2001                                  $      17,335             $      17,496
Nov-2001                                  $      17,203             $      17,255
Dec-2001                                  $      17,144             $      17,144
Jan-2002                                  $      17,194             $      17,283
Feb-2002                                  $      17,344             $      17,451
Mar-2002                                  $      17,068             $      17,161
Apr-2002                                  $      17,370             $      17,494
May-2002                                  $      17,521             $      17,643
Jun-2002                                  $      17,740             $      17,796
Jul-2002                                  $      18,093             $      18,012
Aug-2002                                  $      18,328             $      18,316
Sep-2002                                  $      18,688             $      18,613
Oct-2002                                  $      18,671             $      18,527
Nov-2002                                  $      18,501             $      18,522
Dec-2002                                  $      18,923             $      18,905
Jan-2003                                  $      18,853             $      18,922
Feb-2003                                  $      19,130             $      19,183
Mar-2003                                  $      19,141             $      19,168
Apr-2003                                  $      19,210             $      19,327
May-2003                                  $      19,644             $      19,686
Jun-2003                                  $      19,623             $      19,647
Jul-2003                                  $      19,081             $      18,987
Aug-2003                                  $      19,047             $      19,112
Sep-2003                                  $      19,571             $      19,619
Oct-2003                                  $      19,323             $      19,436
Nov-2003                                  $      19,323             $      19,483

ANNUALIZED               ONE    FIVE    TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                        4.44    5.78   6.81

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF WARRANTED BY THE SHAPE OF INTERNATIONAL CURVES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

               DFA INTERMEDIATE GOVERNMENT
                    FIXED INCOME PORTFOLIO    LEHMAN GOVERNMENT INDEX
Nov-1993                     $      10,000              $      10,000
Dec-1993                     $      10,047              $      10,039
Jan-1994                     $      10,187              $      10,177
Feb-1994                     $       9,954              $       9,961
Mar-1994                     $       9,713              $       9,737
Apr-1994                     $       9,591              $       9,660
May-1994                     $       9,580              $       9,647
Jun-1994                     $       9,549              $       9,625
Jul-1994                     $       9,714              $       9,802
Aug-1994                     $       9,746              $       9,804
Sep-1994                     $       9,590              $       9,666
Oct-1994                     $       9,578              $       9,659
Nov-1994                     $       9,529              $       9,642
Dec-1994                     $       9,571              $       9,700
Jan-1995                     $       9,746              $       9,881
Feb-1995                     $      10,003              $      10,093
Mar-1995                     $      10,055              $      10,157
Apr-1995                     $      10,212              $      10,290
May-1995                     $      10,658              $      10,705
Jun-1995                     $      10,746              $      10,787
Jul-1995                     $      10,692              $      10,747
Aug-1995                     $      10,816              $      10,873
Sep-1995                     $      10,908              $      10,977
Oct-1995                     $      11,061              $      11,144
Nov-1995                     $      11,250              $      11,318
Dec-1995                     $      11,397              $      11,479
Jan-1996                     $      11,488              $      11,549
Feb-1996                     $      11,276              $      11,313
Mar-1996                     $      11,142              $      11,219
Apr-1996                     $      11,039              $      11,147
May-1996                     $      10,998              $      11,129
Jun-1996                     $      11,147              $      11,272
Jul-1996                     $      11,168              $      11,300
Aug-1996                     $      11,137              $      11,275
Sep-1996                     $      11,337              $      11,463
Oct-1996                     $      11,600              $      11,715
Nov-1996                     $      11,810              $      11,919
Dec-1996                     $      11,667              $      11,797
Jan-1997                     $      11,688              $      11,810
Feb-1997                     $      11,699              $      11,827
Mar-1997                     $      11,555              $      11,701
Apr-1997                     $      11,718              $      11,870
May-1997                     $      11,827              $      11,972
Jun-1997                     $      11,955              $      12,106
Jul-1997                     $      12,318              $      12,450
Aug-1997                     $      12,164              $      12,326
Sep-1997                     $      12,362              $      12,511
Oct-1997                     $      12,586              $      12,728
Nov-1997                     $      12,609              $      12,793
Dec-1997                     $      12,736              $      12,927
Jan-1998                     $      12,954              $      13,121
Feb-1998                     $      12,931              $      13,085
Mar-1998                     $      12,950              $      13,122
Apr-1998                     $      13,008              $      13,181
May-1998                     $      13,147              $      13,317
Jun-1998                     $      13,259              $      13,469
Jul-1998                     $      13,283              $      13,489
Aug-1998                     $      13,623              $      13,840
Sep-1998                     $      14,160              $      14,213
Oct-1998                     $      14,041              $      14,165
Nov-1998                     $      14,006              $      14,169
Dec-1998                     $      14,077              $      14,200
Jan-1999                     $      14,127              $      14,283
Feb-1999                     $      13,713              $      13,943
Mar-1999                     $      13,814              $      13,997
Apr-1999                     $      13,827              $      14,029
May-1999                     $      13,630              $      13,906
Jun-1999                     $      13,576              $      13,878
Jul-1999                     $      13,539              $      13,857
Aug-1999                     $      13,515              $      13,857
Sep-1999                     $      13,657              $      13,970
Oct-1999                     $      13,669              $      13,992
Nov-1999                     $      13,669              $      13,972
Dec-1999                     $      13,575              $      13,882
Jan-2000                     $      13,485              $      13,901
Feb-2000                     $      13,614              $      14,098
Mar-2000                     $      13,789              $      14,346
Apr-2000                     $      13,710              $      14,306
May-2000                     $      13,684              $      14,315
Jun-2000                     $      14,038              $      14,570
Jul-2000                     $      14,144              $      14,711
Aug-2000                     $      14,395              $      14,929
Sep-2000                     $      14,534              $      14,971
Oct-2000                     $      14,682              $      15,114
Nov-2000                     $      15,003              $      15,412
Dec-2000                     $      15,413              $      15,719
Jan-2001                     $      15,604              $      15,877
Feb-2001                     $      15,837              $      16,058
Mar-2001                     $      15,913              $      16,115
Apr-2001                     $      15,706              $      15,950
May-2001                     $      15,747              $      16,003
Jun-2001                     $      15,806              $      16,077
Jul-2001                     $      16,254              $      16,462
Aug-2001                     $      16,478              $      16,667
Sep-2001                     $      16,888              $      16,956
Oct-2001                     $      17,343              $      17,394
Nov-2001                     $      16,888              $      17,004
Dec-2001                     $      16,679              $      16,856
Jan-2002                     $      16,766              $      16,966
Feb-2002                     $      16,982              $      17,122
Mar-2002                     $      16,537              $      16,751
Apr-2002                     $      16,975              $      17,149
May-2002                     $      17,194              $      17,252
Jun-2002                     $      17,531              $      17,494
Jul-2002                     $      18,005              $      17,878
Aug-2002                     $      18,433              $      18,232
Sep-2002                     $      19,017              $      18,659
Oct-2002                     $      18,808              $      18,510
Nov-2002                     $      18,569              $      18,351
Dec-2002                     $      19,184              $      18,795
Jan-2003                     $      19,044              $      18,748
Feb-2003                     $      19,509              $      19,050
Mar-2003                     $      19,442              $      18,994
Apr-2003                     $      19,582              $      19,082
May-2003                     $      20,254              $      19,578
Jun-2003                     $      20,118              $      19,476
Jul-2003                     $      18,994              $      18,672
Aug-2003                     $      19,041              $      18,776
Sep-2003                     $      19,774              $      19,323
Oct-2003                     $      19,437              $      19,048
Nov-2003                     $      19,469              $      19,071

ANNUALIZED               ONE    FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                        4.85    6.81    6.89

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
AUGUST 20, 2002-NOVEMBER 30, 2003

GROWTH OF $10,000

                      DFA SHORT-TERM   LEHMAN MUNICIPAL THREE-YEAR
            MUNICIPAL BOND PORTFOLIO                    BOND INDEX
Aug-2002               $      10,000                 $      10,000
Aug-2002               $       9,990                 $      10,017
Sep-2002               $      10,063                 $      10,096
Oct-2002               $      10,005                 $      10,041
Nov-2002               $       9,997                 $      10,044
Dec-2002               $      10,115                 $      10,188
Jan-2003               $      10,135                 $      10,221
Feb-2003               $      10,199                 $      10,286
Mar-2003               $      10,182                 $      10,274
Apr-2003               $      10,216                 $      10,302
May-2003               $      10,300                 $      10,381
Jun-2003               $      10,292                 $      10,364
Jul-2003               $      10,164                 $      10,271
Aug-2003               $      10,206                 $      10,323
Sep-2003               $      10,351                 $      10,478
Oct-2003               $      10,313                 $      10,429
Nov-2003               $      10,315                 $      10,439

ANNUALIZED               ONE         FIVE
TOTAL RETURN (%)        YEAR    AUGUST 20, 2002
-----------------------------------------------
                        3.18         2.45

- THE INVESTMENT OBJECTIVE OF DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO IS TO PROVIDE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES AND TO PRESERVE INVESTORS' PRINCIPAL. THE PORTFOLIO WILL INVEST PRIMARILY IN INVESTMENT GRADE MUNICIPAL SECURITIES. AS A FUNDAMENTAL INVESTMENT POLICY, UNDER NORMAL MARKET CONDITIONS, THE PORTFOLIO WILL INVEST AT LEAST 80% OF ITS NET ASSETS IN MUNICIPAL SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAX. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF THREE YEARS OR LESS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Municipal Three-Year Bond Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for this period ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                                  61.06%
Russell 2000 Index (small companies)                                                   36.28%
Russell 1000 Index (large companies)                                                   16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                               18.38%
Russell 3000 Growth Index                                                              18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                                       34.91%
Russell 2000 Growth Index (small growth companies)                                     37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                             32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)                           30.78%
Russell 1000 Value Index (large value companies)                                       17.17%
Russell 1000 Growth Index (large growth companies)                                     16.75%
S&P 500/Barra Value Index (large value companies)                                      17.67%
S&P 500/Barra Growth Index (large growth companies)                                    12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the period ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500(R) Index by purchasing shares of a Master Fund that invests in S&P 500(R) Index stocks in approximately the same proportions as they are represented in the S&P 500(R) Index. The Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.25% of Fund assets. For the year ended November 30, 2003, total returns were 14.90% for the U.S. Large Company Portfolio, and 15.09% forth S&P 500(R) Index. The growth company components of the S&P 500(R) Index modestly underperformed the value components. For the year ended November 30, 2003, total returns were 12.66% for the S&P/Barra 500 Growth Index, and 17.67% for the S&P/Barra 500 Value Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500(R) Index by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts or swaps. For the year ended November 30, 2003, approximately 81% of the overlay instruments consisted of S&P 500(R) Index futures contracts, and the remaining 19% were swap contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index. For the year ended November 30, 2003, total return was 15.36% for the Enhanced U.S. Large Company Portfolio, and 15.09% for the S&P 500(R) Index.

     The growth company components of the S&P 500(R) Index modestly underperformed the value components. For the year ended November 30, 2003, total returns were 12.66% for the S&P/Barra 500 Growth Index, and 17.67% for the S&P/Barra 500 Value Index.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 214 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, and 17.17% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio over this period was 20.11%.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2003, the Master Fund held 561 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended

November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index, and 32.63% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small XM Value Portfolio over this period was 38.42%.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,611 stocks and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index, and 32.63% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small Cap Value Portfolio over this period was 45.92%.

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 3,279 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns were 15.09% for the S&P 500(R) Index, and 36.28% for the Russell 2000 Index. Total return for the U.S. Small Cap Portfolio over this period was 39.89%.

U.S. MICRO CAP PORTFOLIO

     The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 2,777 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns were 15.09% for the S&P 500(R) Index, 36.28% for the Russell 2000 Index, and 61.06% for the CRSP 9-10 Index. Total return for the U.S. Micro Cap Portfolio over this period was 49.67%.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2003, the Portfolio held 129 stocks, and essentially was fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Portfolio assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 34.01% for the Wilshire REIT Index, 15.09% for the S&P 500(R) Index, and 36.28% for the Russell 2000 Index. Total return for the DFA Real Estate Securities Portfolio over this period was 33.47%.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                                       LOCAL
                                                                      CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                          RETURN        RETURN
-----------------------------                                         --------     -----------
United Kingdom                                                           8.75%        20.20%
Japan                                                                   10.89%        23.83%
France                                                                   4.36%        25.05%
Switzerland                                                              6.19%        21.02%
Germany                                                                 13.35%        35.77%
Netherlands                                                             -7.05%        11.00%
Australia                                                                6.24%        35.23%
Italy                                                                    8.50%        29.46%
Spain                                                                   11.80%        34.09%
Sweden                                                                  19.22%        35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                                              45.99%
Citigroup EPAC Extended Market Index (small companies)                                 41.90%
MSCI EAFE Value Index (net dividends)                                                  27.79%
MSCI EAFE Index (net dividends)                                                        24.23%
MSCI EAFE Growth Index (net dividends)                                                 20.62%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the period under review, total returns were 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 24.23% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                                                      TOTAL
                                                                                     RETURNS
COUNTRY                                                                             (U.S. $)
-------                                                                             --------
Brazil                                                                               138.10%
Argentina                                                                            124.57%
Thailand                                                                              92.80%
Chile                                                                                 70.40%
Indonesia                                                                             66.70%
Hungary                                                                               25.10%
Israel                                                                                47.80%
Poland                                                                                34.80%
Taiwan                                                                                26.23%
Mexico                                                                                34.40%
Malaysia                                                                              23.80%
Philippines                                                                           20.40%
Turkey                                                                                15.30%
So. Korea                                                                             10.10%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1018 stocks in twenty-one developed country markets as of November 30, 2003, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 3.0% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international stocks generally underperformed U.S. stocks, when expressed in local currencies, but outperformed in U.S. dollar terms; total returns were 24.23% for the MSCI EAFE Index (net dividends) and 15.09% for the S&P 500(R) Index of U.S. stocks. Total return for the Large Cap International Portfolio over this period was 23.33%.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Funds held 3,874 stocks in 21 developed country markets, and essentially were fully invested in equities throughout the period: cash equivalents averaged less than 0.5% of the Master Funds' assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international small company stocks outperformed large company stocks. Total returns were 24.23% for the large company MSCI EAFE Index (net dividends), 41.90% for the Citigroup EPAC Extended Market Index -- EPAC, and 51.28% for the International Small Company Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1088 stocks, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 24.08% for the large company MSCI Japan Index, and 38.84% for the small company Citigroup EPAC Extended Market Index-Japan. Total return for the Japanese Small Company Portfolio over this period was 46.03%.

PACIFIC RIM SMALL COMPANY PORTFOLIO

     The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed Pacific Rim markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 789 stocks, and assets were allocated among four countries:
Australia (31.7%), Hong Kong (28.41%), Singapore (29.56%) and New Zealand (10.29%). Country allocations are determined by utilizing the approximate weights of individual countries, subject to a weight cap for each country, within the universe of Pacific Rim small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities for the year ended November 30, 2003: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, Pacific Rim small company stocks outperformed Pacific Rim large company stocks. Total returns were 32.55% for the MSCI Pacific Rim ex-Japan Large Company Index, and 53.22% for the Citigroup EPAC Extended Market Index -- Pacific Rim ex-Japan. Total return for the Pacific Rim Small Company Portfolio over this period was 60.58%.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 600 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 20.20% for the MSCI United Kingdom Large Company Index, and 38.23% for the Citigroup EPAC Extended Market Index -- United Kingdom. Total return for the United Kingdom Small Company Portfolio over this period was 44.03%.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1396 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within the universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. Throughout the year ended November 30, 2003, the Master Fund was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, European small company stocks outperformed large company stocks. Total returns were 25.35% for the MSCI Europe ex-United Kingdom Large Company Index, 47.54% for the MSCI Small Cap Index -- Europe ex-U.K, and 42.98% for the Citigroup EPAC Extended Market Index -- Europe ex-United Kingdom. Total return for the Continental Small Company Portfolio over this period was 52.08%.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Portfolio held 2,452 stocks in 21 developed country markets, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 3.5% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international small company stocks outperformed large company stocks. Total returns were 41.90% for the Citigroup EPAC Extended Market Index -- EPAC, 24.23% for the large company MSCI EAFE Index (net dividends); and 58.56% for the DFA International Small Cap Value Portfolio.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 475 stocks in 14 countries. Throughout the year ended November 30, 2003, the Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 4.0% of Master Fund assets.

     Country allocations reflect a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. As a result of the Portfolio's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets outperformed developed country stocks. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 39.14% for the Emerging Markets Portfolio.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,103 stocks in 13 countries. Allocations reflect a weighting scheme targeting fixed country weights. Argentina, Hungary, the Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. The Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 4.00% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets small company stocks outperformed developed country stocks, as well as core emerging markets strategies. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 51.86% for the Emerging Markets Small Cap Portfolio.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2003

     During the period under review, short-term interest rates remained at the low end of their range over the past forty years. The Federal Reserve reduced the target rate for federal funds from 1.25% to 1.00% on June 25, 2003, the lowest level since 1958. The target rate had been as high as 6.5% in 2001. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 26 basis points during the year ended November 30, 2003, while the yield on 10-year U.S. Treasury notes rose 13 basis points to 4.34%. The shape of the yield curve changed little throughout the period under review: it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                                11/30/02   11/30/03   CHANGE
                                                                --------   --------   ------
Three-month LIBOR                                                 1.43%      1.17%    -18.18%
10-Year U.S. Treasury note yield                                  4.21%      4.34%      3.09%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices rise when interest rates fall. For the period under review, changes in both interest rates and bond prices were slight. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities: for the year ended November 30, 2003, total returns were 1.18% for three-month U.S. Treasury bills, 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 3.38% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly during the period under review, increasing from 335 days on November 30, 2002, to 344 days, on November 30, 2003. For the year ended November 30, 2003, total returns were 1.86% for the DFA One-Year Fixed Income Portfolio and 1.18% for the Three-Month U.S. Treasury Bill Index. The Master Fund essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Master Fund assets.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing by purchasing shares of a Master Fund that invests in these securities. Eligible countries include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly from 1.53 years on November 30, 2002 to 1.62 years on November 30, 2003. For the year ended November 30, 2003, total returns were 2.28% for the DFA Two-Year Global Fixed Income Portfolio and 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Master Fund assets.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from
3.64 years on November 30, 2002 to 4.67 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.02% for the DFA Five-Year Government Portfolio, and 3.38% for the Lehman Intermediate Government Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Portfolio assets.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio rose modestly, from 3.99 years on November 30, 2002 to 4.42 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.44% for the DFA Five-Year Global Fixed Income Portfolio, and 5.19% for the Lehman Aggregate Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Portfolio assets.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 7.90 years on November 30, 2002 to 7.28 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.85% for the DFA Intermediate Government Fixed Income Portfolio and 3.93% for the Lehman Government Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. During the period, the average maturity of the Portfolio fell slightly, from 2.81 years on November 30, 2002 to 2.75 years on November 30, 2003. For the year ended November 30, 2003, total returns were 3.94% for the Lehman Municipal Three-Year Bond Index, and 3.18% for the Portfolio. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The U.S. Large Company Series of The DFA Investment
   Trust Company                                                                            $   1,017,310,577
                                                                                            -----------------
      Total Investments (100%) (Cost $869,336,748)++                                        $   1,017,310,577
                                                                                            =================

----------
++The cost for federal income tax purposes is $918,935,249

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment
   Trust Company                                                                            $     141,500,352
                                                                                            -----------------
      Total Investments (100%) (Cost $135,595,654)++                           17,821,203   $     141,500,352
                                                                                            =================

----------
++The cost for federal income tax purposes is $168,333,362

                         U.S. LARGE CAP VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company                                                                            $   1,709,688,154
                                                                                            -----------------
      Total Investments (100%) (Cost $1,458,440,771)++                        110,946,668   $   1,709,688,154
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,567,647,371

                          U.S. SMALL XM VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small XM Value Series of The DFA Investment
   Trust Company                                                                            $      96,923,997
                                                                                            -----------------
      Total Investments (100%) (Cost $77,069,239)++                             8,607,815   $      96,923,997
                                                                                            =================

----------
++The cost for federal income tax purposes is $78,870,352.

+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small Cap Value Series of The DFA Investment
   Trust Company                                                                            $   4,210,828,330
                                                                                            -----------------
      Total Investments (100%) (Cost $2,914,328,062)++                        208,456,848   $   4,210,828,330
                                                                                            =================

----------
++The cost for federal income tax purposes is $3,072,687,581.

                            U.S. SMALL CAP PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small Cap Series of The DFA Investment
   Trust Company                                                                            $   1,134,357,374
                                                                                            -----------------
      Total Investments (100%) (Cost $906,933,055)++                           81,962,238   $   1,134,357,374
                                                                                            =================

----------
++The cost for federal income tax purposes is $973,048,782.

                            U.S. MICRO CAP PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Micro Cap Series of The DFA Investment
   Trust Company                                                                            $   2,623,763,221
                                                                                            -----------------
      Total Investments (100%) (Cost $1,719,471,434)++                        250,359,086   $   2,623,763,221
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,818,291,088.

+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (98.0%)
   Acadia Realty Trust                                                  118,800    $     1,433,916
   Agree Realty Corp.                                                    27,200            719,440
 * Alexander's, Inc.                                                     10,800          1,287,900
   Alexandria Real Estate Equities, Inc.                                 83,600          4,689,960
   AMB Property Corp.                                                   355,400         11,180,884
   American Land Lease Inc.                                              29,900            594,113
 * American Real Estate Partners, L.P.                                   13,600            210,800
 * American Spectrum Realty, Inc.                                         1,400              4,760
   AmeriVest Properties, Inc.                                            76,400            542,440
   AMLI Residential Properties Trust                                     85,800          2,215,356
   Apartment Investment &
     Management Co. Class A                                             214,000          7,286,700
   Archstone-Smith Trust                                                820,655         22,551,599
   Arden Realty Group, Inc.                                             286,500          8,371,530
   Associated Estates Realty Corp.                                       85,700            628,181
   AvalonBay Communities, Inc.                                          309,400         14,789,320
   Bedford Property Investors, Inc.                                      71,200          1,997,160
   BNP Residential Properties, Inc.                                      22,900            258,541
   Boston Properties, Inc.                                              425,500         19,679,375
   Boykin Lodging Trust, Inc.                                            75,800            688,264
   Brandywine Realty Trust                                              164,400          4,447,020
 # BRE Properties, Inc. Class A                                         217,100          7,337,980
 * Burnham Pacific Properties, Inc.                                      82,100             26,682
   Camden Property Trust                                                173,100          7,277,124
   Capital Automotive                                                   142,800          4,550,322
   Carramerica Realty Corp.                                             229,600          6,676,768
 # CBL & Associates Properties, Inc.                                    132,800          7,470,000
   Centerpoint Properties Corp.                                          81,400          5,832,310
   Chelsea Property Group Inc.                                          190,000         10,260,000
   Colonial Properties Trust                                            114,200          4,396,700
   Commercial Net Lease Realty, Inc.                                    198,675          3,556,283
   Cornerstone Realty Income Trust,
     Inc.                                                               238,100          2,185,758
   Corporate Office Properties Trust                                    127,200          2,631,768
   Cousins Properties, Inc.                                             213,400          6,423,340
   Crescent Real Estate Equities, Inc.                                  435,300          6,899,505
   Developers Diversified Realty Corp.                                  376,999         11,879,238
   Duke Realty Investments, Inc.                                        585,500         18,033,400
   Eastgroup Properties, Inc.                                            80,800          2,516,920
   Entertainment Properties Trust                                        86,600          2,993,762
   Equity Inns, Inc.                                                    178,400          1,641,280
   Equity Office Properties Trust                                     1,752,863         48,606,891
   Equity One, Inc.                                                     295,176          5,062,268
   Equity Residential Corp.                                           1,185,400         34,803,344
   Essex Property Trust                                                 100,300          6,414,185
   Federal Realty Investment Trust                                      212,300          8,345,513
   Felcor Lodging Trust, Inc.                                           260,000          2,748,200
   First Industrial Realty Trust, Inc.                                  173,400          5,743,008
 * First Union Real Estate Equity &
     Mortgage Investments                                                77,400            179,568
 * Five Star Quality Care, Inc.                                          19,830             59,490
   Gables Residential Trust                                             121,300          3,917,990
   General Growth Properties                                            312,500         25,187,500
   Glenborough Realty Trust, Inc.                                       122,300          2,403,195
   Glimcher Realty Trust                                                153,300          3,343,473
 * Golf Trust America, Inc.                                              33,800             88,556
   Great Lakes REIT, Inc.                                                70,100          1,104,776
   Heritage Property Investment
     Trust                                                              183,900    $     5,176,785
   Hersha Hospitality Trust                                              18,500            170,940
   Highwood Properties, Inc.                                            233,500          5,730,090
 * HMG Courtland Properties, Inc.                                         2,400             19,560
   Home Properties of New York, Inc.                                    127,490          5,131,473
   Hospitality Properties Trust                                         270,600         10,702,230
 * Host Marriott Corp.                                                1,261,400         14,064,610
   HRPT Properties Trust                                                625,600          6,068,320
   Humphrey Hospitality Trust                                            36,900            142,065
   Innkeepers USA Trust                                                 163,900          1,389,872
   Jameson Inns, Inc.                                                    51,400            130,042
   Keystone Property Trust                                               95,000          1,924,700
   Kilroy Realty Corp.                                                  126,100          3,917,927
   Kimco Realty Corp.                                                   475,250         20,911,000
   Koger Equity, Inc.                                                    93,800          1,893,822
   Kramont Realty Trust                                                 103,300          1,867,664
 * La Quinta Corp.                                                      656,400          4,095,936
   Lasalle Hotel Properties Trust                                        92,400          1,679,832
   Lexington Corporate Properties
     Trust                                                              164,700          3,251,178
   Liberty Property Trust                                               342,300         12,949,209
   Macerich Co.                                                         228,800          9,655,360
   Mack-California Realty Corp.                                         255,200         10,182,480
   Maguire Properties, inc.                                              89,600          2,051,840
   Malan Realty Investors, Inc.                                          17,500             91,875
   Manufactured Home Communities,
     Inc.                                                                96,300          3,746,070
   Maxus Realty Trust, Inc.                                               1,700             19,805
 * Meristar Hospitality Corp.                                            63,700            394,940
   Mid-America Apartment
     Communities, Inc.                                                   80,800          2,655,088
   Mills Corp.                                                          190,600          8,262,510
   Mission West Properties, Inc.                                         76,300            961,380
   Monmouth Real Estate Investment
     Corp. Class A                                                       62,568            544,967
   New Plan Excel Realty Trust, Inc.                                    422,100         10,320,345
   One Liberty Properties, Inc.                                          27,900            531,495
   Pan Pacific Retail Properties, Inc.                                  172,631          8,018,710
 * Paragon Real Estate & Investment
     Trust                                                               10,700              2,140
   Parkway Properties, Inc.                                              44,500          1,912,610
   Pennsylvania Real Estate
     Investment Trust                                                   138,181          4,767,245
 * Philips International Realty Corp.                                    14,400             14,508
   Post Properties, Inc.                                                162,500          4,663,750
   Prentiss Properties Trust                                            179,600          5,702,300
   Presidential Realty Corp. Class B                                      2,100             15,540
 * Price Legacy Corp.                                                    94,100            343,465
 * Prime Group Realty Trust                                              94,900            584,584
   ProLogis                                                             770,700         23,506,350
   PS Business Parks, Inc.                                               92,500          3,607,500
   Public Storage, Inc.                                                 541,700         24,051,480
   Ramco-Gershenson Properties
     Trust                                                               63,500          1,654,175
   Realty Income Corp.                                                  163,200          6,560,640
   Reckson Associates Realty Corp.                                      248,801          5,971,224
   Regency Centers Corp.                                                165,900          6,553,050

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Roberts Realty Investment                                             11,400    $        81,168
   Rouse Co.                                                            379,400         17,448,606
   Saul Centers, Inc.                                                    69,200          1,951,440
   Senior Housing Properties Trust                                      254,200          4,115,498
   Shurgard Storage Centers, Inc. Class A                               196,700          7,336,910
 # Simon Property Group, Inc.                                           813,500         38,600,575
   Sizeler Property Investors, Inc.                                      57,600            609,984
   SL Green Realty Corp.                                                145,600          5,439,616
   Sovran Self Storage, Inc.                                             57,600          1,988,928
   Summit Properties, Inc.                                              133,300          3,047,238
   Sun Communities, Inc.                                                 80,900          3,036,177
   Tanger Factory Outlet Centers, Inc.                                   45,200          1,859,980
 * Tarragon Realty Investors, Inc.                                       38,673            599,432
   Taubman Centers, Inc.                                                212,200          4,350,100
   Town & Country Trust                                                  71,400          1,692,180
   Trizec Properties, Inc.                                              632,400          8,809,332
   U.S. Restaurant Properties, Inc.                                      96,700          1,597,484
   United Dominion Realty Trust, Inc.                                   516,500          9,529,425
   United Mobile Homes, Inc.                                             33,800            581,360
   Urstadt Biddle Properties Class A                                     81,600          1,130,160
   Urstadt Biddle Properties, Inc.                                       19,800            265,716
   Vornado Realty Trust                                                 485,300         26,550,763
   Washington Real Estate Investment Trust                              168,900          5,181,852
 # Weingarten Realty Investors                                          229,200         10,330,044
   Winston Hotels, Inc.                                                 106,900          1,089,311
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $603,800,715)                                                                 769,962,316
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Pacific Gulf Properties, Inc. Litigation Rights
     (Cost $0)                                                           55,600              1,384
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $13,815,000 FMC Discount
     Notes 1.11%, 03/25/04, valued at $13,763,194) to be
     repurchased at $13,559,927 (Cost $13,559,000)              $        13,559         13,559,000
   Repurchase agreements in a Pooled Cash Account, UBS
     Warburg and Deutsche Bank Securities Inc., 1.01% and
     1.02% respectively, 12/01/03 (Collateralized by
     $1,931,000 U.S. Treasury Obligations, rates ranging
     from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $2,389,516) to be repurchased at
     $2,328,493 (Cost $2,328,296)^                                        2,328          2,328,296
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $15,887,296)                                                                   15,887,296
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $619,688,001)++                                                           $   785,850,996
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $618,550,735.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (24.0%)
COMMON STOCKS -- (24.0%)
   3I Group P.L.C.                                                       45,865    $       480,390
 * AWG P.L.C.                                                             7,986             73,001
   Aegis Group P.L.C.                                                    66,140            113,752
   Aggreko P.L.C.                                                        11,000             26,391
 * Alliance Unichem P.L.C.                                               24,000            207,416
   Amec P.L.C.                                                           20,143             94,836
   Amvescap P.L.C.                                                       54,800            388,305
 * Arm Holdings P.L.C.                                                   70,000            144,469
   Associated British Ports Holdings
     P.L.C.                                                              22,200            163,415
   Aviva P.L.C.                                                         167,475          1,333,602
   BAA P.L.C.                                                            75,662            614,858
   BAE Systems P.L.C.                                                   216,193            647,902
   BBA Group P.L.C.                                                      32,900            134,811
   BG Group P.L.C.                                                      256,980          1,209,897
   BOC Group P.L.C.                                                      34,279            477,833
   BP Amoco P.L.C.                                                    1,565,989         10,928,042
   BPB P.L.C.                                                            34,000            201,302
   BT Group P.L.C.                                                      632,919          1,891,333
 * BTG P.L.C.                                                             4,000             13,415
   Balfour Beatty P.L.C.                                                 24,382             90,996
   Barclays P.L.C.                                                      477,928          4,212,612
   Barratt Developments P.L.C.                                           16,000            134,700
   Berkeley Group P.L.C.                                                  9,120            125,795
   Boots Group P.L.C.                                                    58,761            718,545
   Brambles Industries P.L.C.                                            49,055            147,222
 * British Airways P.L.C.                                                73,000            286,255
   British American Tobacco P.L.C.                                      150,799          1,891,990
   British Land Co. P.L.C.                                               35,452            337,942
 * British Sky Broadcasting Group P.L.C.                                141,100          1,635,619
   Bunzl P.L.C.                                                          32,078            244,817
   Cable and Wireless P.L.C.                                            165,774            377,770
   Cadbury Schweppes P.L.C.                                             147,035            936,923
 * Canary Wharf Group P.L.C.                                             40,100            166,555
   Capita Group P.L.C.                                                   45,000            193,485
   Carlton Communications P.L.C.                                         40,197            159,698
   Carnival P.L.C.                                                       14,729            516,771
   Cattles P.L.C.                                                        23,503            129,351
 * Celltech P.L.C.                                                       16,000             96,725
   Centrica P.L.C.                                                      304,552            991,271
   Close Brothers Group P.L.C.                                            8,600            102,057
   Cobham P.L.C.                                                          7,650            148,806
   Compass Group P.L.C.                                                 158,612            953,407
 * Corus Group P.L.C.                                                   176,384             99,349
   Davis Service Group P.L.C.                                            11,000             67,728
   De la Rue P.L.C.                                                      12,250             60,888
   Diageo P.L.C.                                                        223,519          2,787,068
   Dixons Group P.L.C.                                                  133,374            313,111
   EMI Group P.L.C.                                                      52,888            154,405
   Electrocomponents P.L.C.                                              29,117            171,515
   Emap P.L.C.                                                           17,000            246,913
   Enterprise Inns P.L.C.                                                12,000            193,072
   FKI P.L.C.                                                            39,662             75,035
   Firstgroup P.L.C.                                                     28,000            130,022
   Friends Provident P.L.C.                                             118,000            262,306
   GKN P.L.C.                                                            51,160            235,589
   Glaxosmithkline P.L.C.                                               429,162    $     9,676,517
   Granada Compass P.L.C.                                               195,974            414,571
   Great Portland Estates P.L.C.                                         13,760             57,270
   Great Universal Stores P.L.C.                                         71,695            933,734
   HBOS P.L.C.                                                          280,495          3,521,625
 # HSBC Holdings P.L.C.                                                 775,337         11,747,935
   Hammerson P.L.C.                                                      18,700            199,723
   Hanson P.L.C.                                                         50,000            348,703
   Hays P.L.C.                                                          120,259            262,674
   Hilton Group P.L.C.                                                  115,400            419,770
   IMI P.L.C.                                                            25,000            146,511
   Imperial Chemical Industries P.L.C.                                   80,509            267,237
   Imperial Tobacco Group P.L.C.                                         52,275            957,500
   Intercontinental Hotels Group P.L.C.                                  52,091            481,320
 * International Power P.L.C.                                            75,802            147,969
   Invensys P.L.C.                                                      250,836             86,281
   Johnson Matthey P.L.C.                                                14,575            252,927
   Kelda Group P.L.C.                                                    26,600            206,211
   Kesa Electricals P.L.C.                                               32,274            135,992
   Kidde P.L.C.                                                          59,000            105,785
   Kingfisher P.L.C.                                                    167,047            792,226
   Land Securities Group P.L.C.                                          31,946            527,452
   Legal and General Group P.L.C.                                       468,371            801,509
   Liberty International P.L.C.                                          21,000            236,929
   Lloyds TSB Group P.L.C.                                              411,242          2,906,929
   Logicacmg P.L.C.                                                      33,214            156,805
   MFI Furniture Group P.L.C.                                            43,800            106,216
   Man Group P.L.C.                                                      21,694            532,425
   Marks & Spencer Group P.L.C.                                         172,434            796,274
   Misys P.L.C.                                                          38,060            186,556
 * Mitchells & Butlers P.L.C.                                            49,091            196,722
 * My Travel Group P.L.C.                                                22,000              4,351
 # National Grid Group P.L.C.                                           225,790          1,526,133
   Next P.L.C.                                                           20,660            396,187
   Novar P.L.C.                                                          21,464             47,252
   Nycomed Amersham P.L.C.                                               47,379            613,587
   Ocean Group P.L.C.                                                    20,863            273,238
   Pearson P.L.C.                                                        55,818            622,077
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                   48,886            205,990
   Persimmon P.L.C.                                                      19,000            152,277
   Pilkington P.L.C.                                                     91,182            140,355
   Provident Financial P.L.C.                                            17,113            179,683
   Prudential Corp. P.L.C.                                              145,039          1,113,161
   RMC Group P.L.C.                                                      18,000            189,615
   Rank Group P.L.C.                                                     40,651            202,752
   Reckitt Benckiser P.L.C.                                              51,053          1,114,238
   Reed International P.L.C.                                             89,700            738,964
   Rentokill Initial P.L.C.                                             125,200            469,414
   Reuters Holdings Group P.L.C.                                        101,040            426,619
   Rexam P.L.C.                                                          34,874            257,908
   Rio Tinto P.L.C.                                                      77,775          1,857,964
   Rolls Royce Group P.L.C.                                             120,144            368,321
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                       198,242            288,955
   Royal Bank of Scotland Group P.L.C.                                  215,755          6,022,468
   SSL International P.L.C.                                              12,000             65,785
   Sabmiller P.L.C.                                                      72,000            718,836

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Safeway P.L.C.                                                        62,948    $       303,676
   Sage Group P.L.C.                                                     86,600            269,955
   Sainsbury (J.) P.L.C.                                                137,481            709,939
   Schroders P.L.C.                                                      15,000            167,687
   Scottish & Newcastle P.L.C.                                           62,580            395,000
   Scottish Hydro-Electric P.L.C.                                        61,800            693,528
   Scottish Power P.L.C.                                                135,465            837,570
   Securicor P.L.C.                                                      35,700             54,031
   Serco Group P.L.C.                                                    24,933             75,579
   Severn Trent P.L.C.                                                   23,300            289,527
   Shell Transport & Trading Co., P.L.C.                                705,511          4,465,260
   Signet Group P.L.C.                                                  119,518            207,097
   Slough Estates P.L.C.                                                 28,200            204,186
   Smith & Nephew P.L.C.                                                 67,907            521,472
   Smiths Industries P.L.C.                                              39,199            448,998
 * Spirent P.L.C.                                                        47,960             54,440
   Stagecoach Holdings P.L.C.                                            93,831            130,715
 * TI Automotive P.L.C. Series A                                         18,000                  0
   Tate & Lyle P.L.C.                                                    32,700            179,967
   Taylor Woodrow P.L.C.                                                 38,814            159,544
   Tesco P.L.C.                                                         534,253          2,285,626
   Tomkins P.L.C.                                                        53,707            249,858
   Unilever P.L.C.                                                      212,459          1,845,277
   United Business Media P.L.C.                                          22,000            189,658
   United Utilities P.L.C.                                               53,900            458,406
   Vodafone Group P.L.C.                                              4,196,424          9,635,089
   WPP Group P.L.C.                                                      84,000            804,692
   Whitbread P.L.C.                                                      19,911            247,073
   William Hill P.L.C.                                                   30,000            201,741
   Wimpey (George) P.L.C.                                                26,386            154,747
   Wolseley P.L.C.                                                       39,909            511,012
   Zeneca Group P.L.C.                                                  124,200          5,637,105
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $119,647,689)                                                                 126,536,166
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $26,644)                                                                         27,421
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $119,674,333)                                                                 126,563,587
                                                                                   ---------------
JAPAN -- (20.4%)
COMMON STOCKS -- (20.4%)
   AEON Co., Ltd.                                                        18,000            581,812
   Acom Co., Ltd.                                                         7,500            302,684
   Aderans Co., Ltd.                                                      1,900             32,077
   Advantest Corp.                                                        5,570            398,220
   Aeon Credit Service, Ltd.                                              2,700            115,130
   Aiful Corp.                                                            5,000            299,032
   Ajinomoto Co., Inc.                                                   35,000            375,183
*# All Nippon Airways Co., Ltd.                                          81,000            185,637
   Alps Electric Co., Ltd.                                                9,000            127,374
   Amada Co., Ltd.                                                       22,000            108,072
   Amano Corp.                                                            3,000             20,544
*# Anritsu Corp.                                                          6,000             40,979
   Aoyama Trading Co., Ltd.                                               2,600             49,617
   Ariake Japan Co., Ltd.                                                 1,100             34,350
   Asahi Breweries, Ltd.                                                 27,000            223,850
   Asahi Glass Co., Ltd.                                                 62,000            456,282
   Asahi Kasei Corp.                                                     75,000            358,154
   Asatsu-Dk, Inc.                                                        2,600    $        61,961
 * Ashikaga Financial Group, Inc.                                        41,000             30,323
   Autobacs Seven Co., Ltd.                                               1,800             38,870
   Avex Inc.                                                              1,000             17,348
   Bandai Co., Ltd.                                                       5,000            113,221
 # Bank of Yokohama, Ltd.                                                60,000            254,200
   Bellsystem24, Inc.                                                       170             35,701
   Benesse Corp.                                                          5,000            109,569
   Bridgestone Corp.                                                     48,000            637,692
   CSK Corp.                                                              3,600            120,964
   Canon, Inc.                                                           49,000          2,263,879
   Capcom Co., Ltd.                                                       2,000             21,914
   Casio Computer Co., Ltd.                                              14,000            137,162
   Central Glass Co., Ltd.                                               10,000             60,080
   Central Japan Railway Co.                                                125            998,676
   Chiba Bank, Ltd.                                                      44,000            178,780
   Chubu Electric Power Co., Ltd.                                        41,200            825,731
   Chugai Pharmaceutical Co., Ltd.                                       28,800            389,189
   Citizen Watch Co., Ltd.                                               15,000            121,759
   Coca-Cola West Japan Co., Ltd.                                         3,600             63,999
 # Comsys Holdings Corp.                                                  5,000             25,886
   Credit Saison Co., Ltd.                                                8,900            186,907
   Dai Nippon Ink & Chemicals, Inc.                                      37,000             68,581
   Dai Nippon Printing Co., Ltd.                                         42,000            579,072
*# Dai Nippon Screen Mfg. Co., Ltd.                                       7,000             48,320
   Daicel Chemical Industries, Ltd.                                      14,000             57,907
*# Daiei, Inc.                                                           12,000             22,243
   Daifuku Co., Ltd.                                                      3,000             12,053
   Dai-Ichi Pharmaceutical Co., Ltd.                                     14,400            242,323
   Daikin Industries, Ltd.                                               13,000            268,262
   Daimaru, Inc.                                                         12,000             63,440
   Daito Trust Construction Co., Ltd.                                     6,800            191,855
   Daiwa House Industry Co., Ltd.                                        30,000            284,880
   Daiwa Securities Co., Ltd.                                            74,000            476,351
   Denki Kagaku Kogyo KK                                                 22,000             64,682
   Denso Corp.                                                           49,500            924,283
   Dentsu, Inc.                                                              69            292,960
   Dowa Mining Co., Ltd.                                                 16,000             78,305
   East Japan Railway Co.                                                   224          1,022,644
   Ebara Corp.                                                           13,000             50,447
   Elsai Co., Ltd.                                                       16,600            420,608
   Familymart Co., Ltd.                                                   4,200             90,888
   Fanuc, Ltd.                                                           13,400            787,948
   Fast Retailing Co., Ltd.                                               5,500            324,416
   Fuji Electric Co., Ltd.                                               31,000             66,801
   Fuji Photo Film Co., Ltd.                                             28,000            792,549
   Fuji Soft ABC, Inc.                                                    1,000             27,758
   Fuji Television Network, Inc.                                             56            276,625
   Fujikura, Ltd.                                                        17,000             95,152
   Fujisawa Pharmaceutical Co., Ltd.                                     17,000            317,431
   Fujitsu Support & Service, Inc.                                        2,000             34,332
 * Fujitsu, Ltd.                                                        112,000            616,655
 # Fukuoka Bank, Ltd.                                                    30,000            123,265
   Furukawa Electric Co., Ltd.                                           30,000             99,982
   Gunma Bank, Ltd.                                                      25,000            107,971
   Gunze, Ltd.                                                            8,000             33,674
   Hankyu Department Stores, Inc.                                         7,000             46,147
   Hino Motors, Ltd.                                                     28,000            165,668
   Hirose Electric Co., Ltd.                                              2,100            245,626
   Hitachi Cable, Ltd.                                                   18,000             63,440
   Hitachi Chemical Co., Ltd.                                            10,500            159,149

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hitachi Software Engineering Co., Ltd.                                 3,000    $        80,807
 * Hitachi Zosen Corp.                                                   20,000             31,045
   Hitachi, Ltd.                                                        188,000          1,107,195
 * Hokugin Financial Group, Inc.                                         51,000             77,767
   Honda Motor Co., Ltd.                                                 54,500          2,229,365
   House Foods Corp.                                                      4,000             42,695
   Hoya Corp.                                                             6,500            569,759
   Isetan Co., Ltd.                                                      10,000            103,908
 * Ishihara Sangyo Kaisha, Ltd.                                          12,000             21,804
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                                           58,000             69,905
   Ito En, Ltd.                                                           2,200             83,966
   Itochu Corp.                                                          82,000            246,329
   Itochu Techno-Science Corp.                                            3,000             84,916
   Ito-Yokado Co., Ltd.                                                  23,000            764,427
   JFE Holdings, Inc.                                                    31,500            737,742
   JGC Corp.                                                             12,000             94,887
   Japan Airlines System Corp.                                          104,000            266,837
   Joyo Bank, Ltd.                                                       48,000            148,137
   Jsr Corp., Tokyo                                                      13,000            281,912
   Kajima Corp.                                                          49,000            156,145
   Kaken Pharmaceutical Co., Ltd.                                         3,000             14,901
   Kamigumi Co., Ltd.                                                    14,000             90,248
 * Kanebo, Ltd.                                                          19,000             19,083
   Kaneka Corp.                                                          17,000            118,125
   Kansai Electric Power Co., Inc.                                       53,900            902,599
   Kao Corp.                                                             33,000            673,439
   Katokichi Co., Ltd.                                                    2,000             31,702
 # Kawasaki Heavy Industries, Ltd.                                       67,000             72,800
   Kawasaki Kisen Kaisha, Ltd.                                           30,000            116,417
 # Keihin Electric Express Railway
     Co., Ltd.                                                           24,000            138,714
   Keio Electric Railway Co., Ltd.                                       34,000            174,160
   Keyence Corp.                                                          2,400            539,299
   Kikkoman Corp.                                                         9,000             59,578
   Kinden Corp.                                                          14,000             61,742
*# Kinki Nippon Railway Co., Ltd.                                        86,280            241,855
   Kirin Brewery Co., Ltd.                                               52,000            415,449
   Kokuyo Co., Ltd.                                                       6,000             64,701
   Komatsu, Ltd.                                                         55,000            313,367
   Komori Corp.                                                           2,000             24,288
   Konami Co., Ltd.                                                       6,200            159,359
   Konica Corp.                                                          27,000            319,503
 # Koyo Seiko Co.                                                         9,000             83,409
   Kubota Corp.                                                          74,000            270,270
   Kuraray Co., Ltd.                                                     20,000            149,014
   Kurita Water Industries, Ltd.                                          7,000             77,849
   Kyocera Corp.                                                         10,700            651,653
   Kyowa Exeo Corp.                                                       5,000             25,886
   Kyowa Hakko Kogyo Co., Ltd.                                           23,000            130,205
   Kyushu Electric Power Co., Inc.                                       26,500            436,021
   Lawson Inc.                                                            5,400            195,252
*# Lopro Corp.                                                            2,100              9,165
   Mabuchi Motor Co., Ltd.                                                2,600            187,546
   Makita Corp.                                                           7,000             64,171
   Marubeni Corp.                                                        72,000            118,335
   Marui Co., Ltd.                                                       19,000            233,336
   Matsumotokiyoshi Co., Ltd.                                             1,200             52,045
   Matsushita Electric Industrial Co., Ltd.                             137,188          1,767,461
   Matsushita Electric Works, Ltd.                                       41,000            295,371
   Meiji Dairies Corp.                                                   10,000             38,623
   Meiji Seika Kaisha, Ltd. Tokyo                                        17,000    $        63,486
   Meitec Corp.                                                           1,800             63,276
   Millea Holdings, Inc.                                                     65            700,329
   Minebea Co., Ltd.                                                     18,000             91,709
   Mitsubishi Chemical Corp.                                            113,000            257,944
   Mitsubishi Corp.                                                      87,000            798,347
   Mitsubishi Electric Corp.                                            120,000            473,338
   Mitsubishi Estate Co., Ltd.                                           72,000            642,951
   Mitsubishi Gas Chemical Co., Inc.                                     27,000             80,615
   Mitsubishi Heavy Industries, Ltd.                                    178,000            474,580
   Mitsubishi Logistics Corp.                                             7,000             54,903
 * Mitsubishi Materials Corp.                                            50,000             72,133
*# Mitsubishi Paper Mills, Ltd.                                          13,000             17,568
   Mitsubishi Rayon Co., Ltd.                                            30,000            106,282
   Mitsubishi Tokyo Financial Group, Inc.                                   354          2,650,733
   Mitsui & Co., Ltd.                                                    88,000            592,184
   Mitsui Chemicals, Inc.                                                44,000            234,624
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                           36,000             45,690
   Mitsui Fudosan Co., Ltd.                                              41,000            357,515
   Mitsui Marine & Fire Insurance
     Co., Ltd.                                                           82,790            617,599
   Mitsui Mining and Smelting Co., Ltd.                                  26,000             96,147
   Mitsui O.S.K. Lines, Ltd.                                             63,000            255,981
   Mitsui Trust Holdings                                                 42,000            204,401
 # Mitsukoshi, Ltd.                                                      23,000             84,633
   Mitsumi Electric Co., Ltd.                                             3,700             35,608
 * Mizuho Holdings, Inc.                                                    446          1,164,682
   Mori Seiki Co., Ltd.                                                   4,000             24,763
   Murata Manufacturing Co., Ltd.                                        12,700            724,754
   NEC Corp.                                                             92,000            666,983
   NGK Insulators, Ltd.                                                  16,000            102,557
   NGK Spark Plug Co., Ltd.                                              11,000             90,696
   NSK, Ltd.                                                             28,000             97,663
   NTN Corp.                                                             22,000            100,237
   NTT Data Corp.                                                           157            576,278
   NTT Docomo, Inc.                                                       1,529          3,294,778
   Namco, Ltd.                                                            2,200             55,643
   Net One Systems Co., Ltd.                                                 13             91,518
 * Nichii Gakkan Co.                                                      1,760             90,796
   Nichirei Corp.                                                        13,000             39,290
   Nidec Corp.                                                            3,600            355,004
   Nikko Cordial Corp.                                                  103,000            520,079
 * Nikon Corp.                                                           18,000            224,671
   Nintendo Co., Ltd., Kyoto                                              7,900            667,951
   Nippon Express Co., Ltd.                                              56,000            242,878
   Nippon Kayaku Co., Ltd.                                                9,000             43,225
   Nippon Meat Packers, Inc., Osaka                                      10,000             96,603
   Nippon Mining Holdings, Inc.                                          41,500            131,108
   Nippon Mitsubishi Oil Corp.                                           81,000            400,119
   Nippon Sanso Corp.                                                    14,000             55,351
   Nippon Sheet Glass Co., Ltd.                                          20,000             51,863
   Nippon Shokubai Co., Ltd.                                              9,000             64,262
   Nippon Steel Corp.                                                   381,000            730,552
   Nippon System Development Co., Ltd.                                      900             15,605
   Nippon Telegraph & Telephone Corp.                                       892          4,275,932
   Nippon Unipac Holding, Tokyo                                              57            274,279
   Nippon Yusen KK                                                       63,000            246,777
   Nishimatsu Construction Co., Ltd.                                     10,000             33,053
   Nissan Chemical Industries, Ltd.                                       7,000             60,016
   Nissan Motor Co., Ltd.                                               253,100          2,893,364

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nisshin Seifun Group, Inc.                                            12,000    $        96,640
   Nisshinbo Industries, Inc.                                             9,000             44,458
   Nissin Food Products Co., Ltd.                                         6,000            142,714
   Nitto Denko Corp.                                                      9,200            464,536
 * Nomura Research Institute, Ltd.                                        2,300            219,668
   Nomura Securities Co., Ltd.                                          110,000          1,747,626
   Noritake Co., Ltd.                                                     4,000             12,966
   Obayashi Corp.                                                        38,000            145,380
   Obic Co., Ltd.                                                           500            103,178
   Oji Paper Co., Ltd.                                                   59,000            344,239
 * Oki Electric Industry Co., Ltd.                                       30,000            113,404
   Okumura Corp.                                                         11,000             43,088
   Olympus Optical Co., Ltd.                                             14,000            299,763
   Omron Corp.                                                           12,000            230,643
   Onward Kashiyama Co., Ltd.                                             8,000             87,728
   Oracle Corp. Japan                                                     7,100            351,370
*# Orient Corp.                                                          31,000             60,290
   Oriental Land Co., Ltd.                                                5,200            282,980
   Orix Corp.                                                             4,260            312,343
   Osaka Gas Co., Ltd.                                                  132,000            345,909
   Paris Miki, Inc.                                                       1,900             30,464
   Pioneer Electronic Corp.                                               9,000            230,095
   Promise Co., Ltd.                                                      6,500            276,571
   Q.P. Corp.                                                             6,000             47,608
 * Resona Holdings, Inc.                                                635,000            794,330
   Ricoh Co., Ltd., Tokyo                                                40,000            729,730
   Rohm Co., Ltd.                                                         6,600            767,750
   SMC Corp.                                                              3,800            453,141
   Saizeriya Co., Ltd.                                                    1,300             12,285
   Sanden Corp.                                                           7,000             36,432
   Sankyo Co, Ltd.                                                        4,900            155,698
   Sankyo Co., Ltd.                                                      25,000            450,146
*# Sanrio Co., Ltd.                                                       3,000             21,941
   Sanyo Electric Co., Ltd.                                             104,000            465,303
   Sapporo Breweries, Ltd.                                               11,000             26,516
   Secom Co., Ltd.                                                       13,000            472,425
 * Sega Enterprises, Ltd.                                                 9,200             84,927
   Seino Transportation Co., Ltd.                                         7,000             49,662
 * Seiyu, Ltd.                                                           28,000             89,481
   Sekisui Chemical Co., Ltd.                                            27,000            120,060
   Sekisui House, Ltd.                                                   39,000            367,851
   Seven-Eleven Japan Co., Ltd.                                          46,000          1,331,447
   Seventy-seven (77) Bank, Ltd.                                         16,000             84,733
   Sharp Corp. Osaka                                                     62,000            927,849
   Shimachu Co., Ltd.                                                     2,200             41,481
   Shimamura Co., Ltd.                                                    1,700            105,707
   Shimano, Inc.                                                          6,600            129,264
   Shimizu Corp.                                                         38,000            130,807
   Shin-Etsu Chemical Co., Ltd.                                          23,600            870,563
   Shionogi & Co., Ltd.                                                  19,000            314,180
   Shiseido Co., Ltd.                                                    21,000            235,656
   Shizuoka Bank, Ltd.                                                   42,000            293,755
 * Showa Denko KK                                                        59,000            123,366
   Showa Shell Sekiyu KK                                                 18,000            138,386
   Skylark Co., Ltd.                                                      5,000             74,416
 * Snow Brand Milk Products Co., Ltd.                                    12,000             35,281
   Softbank Corp.                                                        18,800            712,381
   Sony Corp.                                                            51,800          1,797,298
   Stanley Electric Co., Ltd.                                             9,000            170,928
   Sumitomo Bakelite Co., Ltd.                                            9,000             56,784
   Sumitomo Chemical Co., Ltd.                                           92,000            328,451
   Sumitomo Corp.                                                        59,000    $       366,326
   Sumitomo Electric Industries, Ltd.                                    38,000            310,884
   Sumitomo Forestry Co., Ltd.                                            6,000             46,567
 * Sumitomo Heavy Industries, Ltd.                                       31,000             60,290
   Sumitomo Metal Industries, Ltd. Osaka                                269,000            230,880
   Sumitomo Metal Mining Co., Ltd.                                       29,000            183,236
 # Sumitomo Mitsui Financial Group, Inc.                                    250          1,223,192
   Sumitomo Osaka Cement Co., Ltd.                                       14,000             24,927
   Sumitomo Realty & Development
     Co., Ltd.                                                           20,000            155,953
   Sumitomo Trust & Banking Co., Ltd.                                    76,000            407,341
   Suruga Bank, Ltd.                                                     12,000             68,700
   Suzuken Co., Ltd.                                                      3,400             91,737
   TDK Corp.                                                              7,400            481,081
   THK Co., Ltd.                                                          5,800            116,773
   TIS, Inc.                                                              2,000             63,002
   Taiheiyo Cement Corp.                                                 45,000            102,310
   Taisei Corp.                                                          46,000            149,105
   Taisho Pharmaceutical Co., Ltd.                                       18,000            313,915
   Taiyo Yuden Co., Ltd.                                                  5,000             58,574
 # Takara Shuzo Co., Ltd.                                                10,000             80,533
 # Takashimaya Co., Ltd.                                                 16,000            110,153
   Takeda Chemical Industries, Ltd.                                      49,000          1,879,109
   Takefuji Corp.                                                         7,800            420,909
   Takuma Co., Ltd.                                                       2,000             10,464
   Teijin, Ltd.                                                          43,000            117,001
   Teikoku Oil Co., Ltd.                                                 12,000             53,251
   Terumo Corp.                                                          10,500            188,103
   Tobu Railway Co., Ltd.                                                43,000            146,448
   Toda Corp.                                                            14,000             34,898
   Toho Co., Ltd.                                                         9,800            112,747
   Tohuku Electric Power Co., Inc.                                       26,600            423,094
   Tokyo Broadcasting System, Inc.                                       10,000            155,132
   Tokyo Electric Power Co., Ltd.                                        75,700          1,569,020
   Tokyo Electron, Ltd.                                                  10,100            714,710
 # Tokyo Gas Co., Ltd.                                                  157,000            537,573
   Tokyo Style Co., Ltd.                                                  4,000             38,641
 # Tokyu Corp.                                                           59,000            274,206
   TonenGeneral Sekiyu KK                                                24,000            195,471
   Toppan Printing Co., Ltd.                                             37,000            339,189
   Toray Industries, Inc.                                                72,000            280,058
   Toshiba Corp.                                                        180,000            663,988
   Tosoh Corp.                                                           30,000             79,985
   Tostem Inax Holding Corp.                                             17,240            302,708
   Toto, Ltd.                                                            19,000            146,768
   Toyo Seikan Kaisha, Ltd.                                              11,300            129,385
   Toyo Suisan Kaisha, Ltd.                                               5,000             49,808
   Toyobo Co., Ltd.                                                      37,000             72,297
   Toyoda Gosei Co., Ltd.                                                 6,300            180,049
   Toyota Industries Corp.                                               15,300            287,085
   Toyota Motor Credit Corp.                                            202,100          6,071,121
 * Trans Cosmos, Inc.                                                     1,000             23,649
 * Trend Micro Inc.                                                       6,500            164,399
 * UFJ Holdings, Inc.                                                       282          1,205,040
   UNY Co., Ltd.                                                          9,000             87,683
   USS Co., Ltd.                                                          1,400             92,038
   Ube Industries, Ltd.                                                  37,000             70,946
   Uni-Charm Corp.                                                        3,500            167,138
   Union Tool Co.                                                           800             25,566
   Ushio Inc.                                                             7,000            110,318
   Wacoal Corp.                                                           7,000             55,478

                                                                         SHARES             VALUE+
                                                                         ------             ------
   World Co., Ltd.                                                        2,000    $        58,802
   Yakult Honsha Co., Ltd.                                                8,000            109,569
   Yamada Denki Co., Ltd.                                                 5,300            157,277
   Yamaha Corp.                                                          11,000            196,558
   Yamaha Motor Co., Ltd.                                                15,000            152,301
   Yamanouchi Pharmaceutical Co., Ltd.                                   20,200            580,990
   Yamato Transport Co., Ltd.                                            24,000            282,688
   Yamazaki Baking Co., Ltd.                                              9,000             69,029
   Yasuda Fire & Marine Insurance
     Co., Ltd.                                                           52,000            386,012
   Yokogawa Electric Corp.                                               12,000            156,465
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $127,463,511)                                                                 107,464,611
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $103,841)                                                                       105,137
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $127,567,352)                                                                 107,569,748
                                                                                   ---------------
FRANCE -- (9.5%)
COMMON STOCKS -- (9.5%)
   AXA                                                                   93,464          1,795,963
   Accor SA                                                              10,940            458,992
 # Air France                                                            11,600            176,596
   Air Liquide SA                                                         5,250            843,303
   Air Liquide SA Primes De Fid02                                        10,266          1,656,402
 * Alcatel SA                                                            68,050            888,332
 * Alstom SA                                                             21,944             45,244
   Arcelor SA                                                            27,100            439,528
 * Atos Origin                                                            2,500            164,825
   Aventis                                                               42,365          2,445,248
   BNP Paribas SA                                                        47,818          2,694,069
   Bouygues                                                              17,670            548,600
 * Business Objects SA                                                    5,500            186,516
 * Cap Gemini SA                                                          7,550            372,875
   Carrefour                                                             37,950          2,044,847
   Casino Guichard Perrachon                                              5,000            465,704
   Cie Generale D'Optique Essilor
     Intenational SA                                                      5,570            277,692
   Compagnie de Saint-Gobain                                             18,336            820,287
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                              1,790            192,578
   Dassault Systemes SA                                                   6,900            307,937
 * France Telecom SA                                                    116,252          2,996,114
   Gecina SA                                                              1,400            192,995
   Generale des Establissements
     Michelin SA Series B                                                 7,309            290,005
   Groupe Danone                                                          7,242          1,128,551
 * Hermes International SA                                                1,900            351,202
   Imerys SA                                                              1,000            197,790
 * Klepierre SA                                                           1,800            102,922
   L'Oreal                                                               35,800          2,656,398
   LVMH (Louis Vuitton Moet Hennessy)                                    25,935          1,786,058
   LaFarge SA                                                             9,716            773,930
   LaFarge SA Prime Fidelity                                              8,604            689,995
   Lagardere S.C.A. SA                                                    7,700            419,973
   Pechiney SA Series A                                                   4,755            273,369
   Pernod-Ricard SA                                                       3,950            419,754
   Peugeot SA                                                            13,200            620,901
   Pinault Printemps Redoute SA                                           6,200    $       607,945
 # Publicis Groupe                                                       10,300            325,340
   Renault SA                                                            15,100          1,003,686
   SEB SA Prime Fidelity                                                    900            110,474
   SGE (Societe Generale d'Enterprise
     SA)                                                                  4,340            347,264
   Sanofi Synthelabo                                                     38,756          2,624,864
   Schneider SA                                                          12,199            751,635
   Societe BIC SA                                                         3,600            160,058
   Societe Generale, Paris                                               23,128          1,851,970
   Societe Television Francaise 1                                        11,500            371,515
   Sodexho Alliance SA                                                    8,766            248,830
   Ste des Autoroutes du Sud de la
     France                                                              12,000            388,387
   Stmicroelectronics NV                                                 47,700          1,319,695
   Suez (ex Suez Lyonnaise des Eaux)                                     53,220            921,854
   Thales SA                                                              9,624            300,065
   Thomson Multimedia                                                    15,000            317,542
   Total SA                                                              35,006          5,656,552
   Unibail SA                                                             2,500            221,764
   Valeo SA                                                               5,000            194,493
 * Veolia Environnement SA                                               20,600            484,738
 * Vivendi Universal SA                                                  56,736          1,302,407
 * Wanadoo SA                                                            75,800            582,434
   Zodiac SA                                                              4,360            129,041
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,754,672)                                                                   49,948,048
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                             21,944             11,837
 * Alstom SA Warrants 01/09/04                                           21,944              7,891
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $68,940)                                                                           19,728
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $47,823,612)                                                                   49,967,776
                                                                                   ---------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
*# ABB, Ltd.                                                             76,410            374,744
   Adecco SA                                                             12,273            761,413
 * Ciba Spezialitaetenchemie
     Holding AG                                                           4,525            316,959
   Cie Financiere Richemont AG
     Series A                                                            46,023          1,139,254
 * Clariant AG                                                           10,381            146,554
   Credit Swisse Group                                                   78,497          2,604,989
 * Fischer (Georg) AG, Schaffhausen                                         145             24,789
 * Forbo Holding AG, Eglisau                                                102             28,405
   Geberit AG                                                               274            119,543
   Givaudan SA                                                              573            261,962
   Holcim, Ltd.                                                          13,278            578,791
 * Kudelski SA                                                            3,084             98,886
   Kuoni Reisen Holding AG                                                  180             58,481
 * Logitech International SA                                              3,319            143,777
   Lonza Group AG                                                         2,970            142,444
   Nestle SA, Cham und Vevey                                             25,180          5,853,232
   Novartis AG                                                          166,060          7,013,797
   Phonak Holding AG                                                      4,487             98,229
 * Publicitas Holding SA, Lausanne                                          104             28,158
   Roche Holding AG Bearer                                               10,560          1,402,995

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Roche Holding AG Genusschein                                          45,153    $     4,069,191
 * Schindler Holding AG                                                     210             47,922
 * Schindler Holding AG                                                     340             86,794
   Serono SA                                                                769            529,434
   Societe Generale de Surveillance
     Holding SA                                                             530            311,181
   Sulzer AG, Winterthur                                                    165             41,291
   Swatch Group AG                                                        2,692            308,720
   Swiss Reinsurance Co., Zurich                                         21,255          1,320,299
   Swisscom AG                                                            4,369          1,313,012
   Syngenta AG                                                            6,949            425,470
   Synthes-Stratec Inc.                                                     723            657,161
   Tecan Group AG                                                           627             24,469
   The Swatch Group AG                                                   18,164            419,422
   UBS AG                                                                77,901          5,016,754
   Unaxis Holding AG                                                        912            125,577
   Valora Holding AG                                                        209             49,634
 * Zimmer Holdings, Inc.                                                  3,010            197,916
 * Zurich Financial SVCS AG                                               9,504          1,224,098
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $31,469,590)                                                                   37,365,747
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $168,543)                                                     76,410             95,164
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $696)                                                                               704
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $31,638,829)                                                                   37,461,615
                                                                                   ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
   Adidas-Salomon AG                                                      2,200            227,854
   Aixtron AG                                                             2,400             14,701
   Allianz AG                                                            19,808          2,218,908
   Altana AG                                                              7,400            448,407
   BASF AG                                                               30,200          1,495,121
   Bayer AG                                                              38,700          1,044,253
 * Bayerische Vereinsbank AG                                             27,648            644,618
 # Beiersdorf AG                                                          4,000            449,761
   Commerzbank AG                                                        28,850            556,790
   Continental AG                                                         6,400            222,867
 * D. Logistics AG                                                        1,200              3,237
   DaimlerChrysler AG                                                    53,252          2,023,553
   Deutsche Bank AG                                                      30,788          2,142,413
   Deutsche Boerse AG                                                     5,900            297,398
   Deutsche Lufthansa AG                                                 20,200            309,458
   Deutsche Post AG                                                      58,900          1,117,675
 * Deutsche Telekom AG                                                  217,620          3,592,131
   Douglas Holding AG                                                     1,500             40,996
   E.ON AG                                                               35,798          2,023,298
 * Epcos AG                                                               2,800             63,940
   Fresenius Medical Care AG                                              3,400            216,418
   Gehe AG                                                                4,100            185,287
 * Heidelberger Zement AG                                                 4,694            191,480
 * Hypo Real Estate Holding AG                                            6,387            137,430
 * Infineon Technologies AG                                              38,200            542,627
   Karstadt Quelle AG                                                     5,350            142,373
   Linde AG                                                               5,800            280,537
   MAN AG                                                                 7,450            201,829
   Merck KGAA                                                             1,900    $        74,522
   Metro AG                                                              16,040            690,269
   Munchener Rueckversicherungs-
     Gesellschaft AG                                                     11,957          1,355,199
   Preussag AG                                                            8,736            164,202
   Puma AG                                                                  500             78,936
   Rwe AG (Neu)                                                             800             23,399
   Rwe AG (NEU) Series A                                                 27,650            891,593
   SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                  16,700          2,567,398
 * SGL Carbon AG                                                            700             10,363
   Schering AG                                                           10,400            522,481
   Siemens AG                                                            45,475          3,317,055
   Suedzucker AG                                                          8,100            147,587
   ThyssenKrupp AG                                                       27,200            504,078
   Volkswagen AG                                                         16,970            845,225
 * WCM Beteiligungs AG                                                   11,608             17,115
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $37,343,995)                                                                   32,044,782
                                                                                   ---------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                                  106,058          2,334,186
   AKZO Nobel NV                                                         18,300            634,847
   Aegon NV                                                              98,407          1,312,927
   Buhrmann NV                                                            6,020             45,752
   DSM NV                                                                 6,000            276,546
   Elsevier NV                                                           47,200            572,588
 * Getronics NV                                                          11,878             24,490
   Hagemeyer NV                                                           4,866             13,416
   Heineken NV                                                           25,462            949,232
   IHC Caland NV                                                          1,624             75,922
   Ing Groep NV                                                         133,923          2,868,792
   KLM (Koninklijke Luchtvaart Mij) NV                                    2,377             37,583
 * Koninklijke Ahold NV                                                  59,558            429,790
 * Koninklijke KPN NV                                                   159,376          1,249,453
 * Koninklijke Numico NV                                                  9,912            251,893
   Koninklijke Philips Electronics NV                                    85,512          2,429,376
   Koninklijke Vendex KBB NV                                              5,978             77,536
 * Norit NV                                                              31,250            590,372
   Oce NV                                                                 4,991             71,315
   Royal Dutch Petroleum Co.,
     Den Haag                                                           135,400          6,083,278
   TNT Post Groep NV                                                     30,670            661,768
   Unilever NV                                                           37,142          2,228,378
   VNU NV                                                                16,240            505,955
   Vedior NV                                                              9,852            149,158
   Wolters Kluwer NV                                                     17,458            264,731
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $26,423,627)                                                                   24,139,284
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights
     (Cost $242,263)                                                     59,558             55,687
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $26,665,890)                                                                   24,194,971
                                                                                   ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
   AMP, Ltd.                                                             91,391            393,476
   Amcor, Ltd.                                                           54,361            324,912

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Ansell, Ltd.                                                          12,403    $        58,606
   Aristocrat Leisure, Ltd.                                              25,692             35,880
   Australia & New Zealand Banking
     Group, Ltd.                                                        101,955          1,240,889
 * Australia & New Zealand Banking
     Group, Ltd. New                                                     17,703            214,694
   Australian Gas Light Co.                                              28,700            222,626
   Australian Stock Exchange, Ltd.                                        5,600             62,849
   BHP Billiton, Ltd.                                                   251,046          2,047,272
   BHP Steel Ltd.                                                        46,541            168,048
   Boral, Ltd.                                                           35,635            128,927
   Brambles Industries, Ltd.                                             60,916            201,440
   CSL, Ltd.                                                             10,561            123,723
   CSR, Ltd.                                                             55,115             69,393
   Coca-Cola Amatil, Ltd.                                                34,816            153,424
   Cochlear, Ltd.                                                         3,100             64,042
   Coles Myer, Ltd.                                                      80,217            431,855
   Commonwealth Bank of Australia                                        84,793          1,693,430
   Computershare, Ltd.                                                   34,090             79,676
   Deutsche Office Trust                                                 44,700             36,226
   Foster's Group, Ltd.                                                 148,012            471,246
   Futuris Corp., Ltd.                                                   41,185             41,722
   General Property Trust                                                75,385            158,736
   Harvey Norman Holdings, Ltd.                                          61,980            128,267
   Iluka Resources, Ltd.                                                 15,365             45,028
   Insurance Australiz Group, Ltd.                                      110,967            335,636
   James Hardies Industries NL                                           30,184            156,601
   John Fairfax Holdings, Ltd.                                           53,773            135,407
   Leighton Holdings, Ltd.                                               15,898            133,674
   Lend Lease Corp., Ltd.                                                27,586            209,593
   Lion Nathan, Ltd.                                                     33,100            138,917
   Macquarie Bank, Ltd.                                                  14,314            351,951
   Macquarie Infrastructure Group                                        68,847            162,904
   Mayne Group, Ltd.                                                     48,877            125,554
   Mirvac, Ltd.                                                          45,206            142,947
   National Australia Bank, Ltd.                                        100,764          2,108,638
   Newcrest Mining, Ltd.                                                 21,576            199,839
   News Corp., Ltd.                                                      87,233            744,205
   News Corp., Ltd. Pref Ordinary                                       179,084          1,262,159
   Onesteel, Ltd.                                                        36,025             49,007
   Orica, Ltd.                                                           17,211            160,406
   Origin Energy, Ltd.                                                   39,246            132,620
   Paperlinx, Ltd.                                                       29,331             96,357
 # Patrick Corp., Ltd.                                                   11,186            117,285
   Publishing and Broadcasting, Ltd.                                     44,156            372,871
   QBE Insurance Group, Ltd.                                             42,480            313,225
   Rinker Group, Ltd.                                                    62,315            263,332
   Rio Tinto, Ltd.                                                       24,954            631,443
   Santos, Ltd.                                                          38,543            180,167
 * Scigen                                                                11,443                654
   Sonic Healthcare, Ltd.                                                16,529             83,962
 * Sons of Gwalia, Ltd.                                                   7,201             17,612
   Southcorp, Ltd.                                                       49,137             98,133
   Stockland Trust Group                                                 30,030            110,821
 * Stockland Trust Group Issue 03                                         1,030              3,727
   Suncorp-Metway, Ltd.                                                  35,901            323,425
   Tab, Ltd.                                                             27,500             82,183
 # Tabcorp Holdings, Ltd.                                                23,050            186,471
   Telstra Corp., Ltd.                                                  430,100          1,534,315
   Toll Holdings, Ltd.                                                   19,382            119,491
   Transurban Group                                                      31,438             95,544
 * WMC Resources, Ltd.                                                   74,453    $       263,445
   WMC, Ltd.                                                             75,646            322,951
   Wesfarmers, Ltd.                                                      24,851            507,097
   Westfield Holdings, Ltd.                                              37,309            389,563
 * Westfield Trust                                                        2,312              5,655
   Westpac Banking Corp.                                                119,761          1,325,883
   Woodside Petroleum, Ltd.                                              43,999            437,449
   Woolworths, Ltd.                                                      68,685            563,603
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $18,155,683)                                                                   23,593,109
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $3,404)                                                                           3,438
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                           90,460                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $18,159,087)                                                                   23,596,547
                                                                                   ---------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 * Acea SpA                                                               4,000             23,303
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                            50,000             16,063
   Alleanza Assicurazioni SpA                                            37,112            386,148
   Assicurazioni Generali SpA, Trieste                                   58,514          1,461,763
 * Autogrill SpA, Novara                                                 10,000            132,579
   Banca Fideuram SpA                                                    45,000            283,199
   Banca Monte Dei Paschi di Siena
     SpA                                                                112,000            367,865
 * Banca Nazionale del Lavoro SpA                                       100,000            234,351
   Banca Popolare di Milano                                              14,520             86,331
   Banco Popolare di Verona e Novara
     SpA                                                                 16,000            263,911
   Benetton Group SpA                                                     6,950             89,476
 * Bipop-Carire SpA                                                     161,000            126,604
   Bulgari SpA                                                           13,000            120,148
 * Capitalia SpA                                                        100,360            317,603
   Credito Italiano                                                     288,000          1,446,525
 * E.Biscom SpA                                                           1,000             65,930
   Eni SpA                                                              184,000          3,136,439
   Ente Nazionale per L'Energia Elettrica
     SpA                                                                278,000          1,776,198
 * Fiat SpA                                                              34,866            272,920
   Finmeccanica SpA                                                     385,000            295,366
   Gruppo Editoriale L'espresso SpA                                      16,000             95,898
   Intesabci SpA                                                        271,942          1,023,588
   Italcementi SpA                                                        6,680             82,397
   Luxottica Group SpA                                                   20,000            351,226
   Mediaset SpA                                                          54,000            612,356
   Mediobanca SpA                                                        34,000            357,028
   Mediolanum SpA                                                        33,000            247,237
   Mondadori (Arnoldo) Editore SpA                                       10,500             87,099
   Parmalat Finanziaria SpA                                              28,600             78,509
 * Pirelli & Co. SpA                                                     93,332             88,720
   RAS SpA (Riunione Adriatica di
     Sicurta)                                                            29,303            471,745
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                 2,000             35,003

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SNAM Rete Gas SpA                                                     86,000    $       338,136
   SNIA SpA                                                              23,120             51,410
   San Paolo-IMI SpA                                                     66,607            856,720
 * Seat Pagine Gialle SpA                                                 8,018              7,766
 * Seat Pagine Gialle SpA, Torino                                         3,041              1,444
   Telecom Italia Mobile SpA                                            387,740          1,993,964
*# Telecom Italia SpA                                                   701,433          2,030,592
 * Tiscali SpA                                                           13,000            105,500
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,376,525)                                                                   19,819,060
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,046)                                                       3,000             13,953
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                            1,677                537
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $19,419,571)                                                                   19,833,550
                                                                                   ---------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
   Acciona SA                                                             3,400            191,882
   Acerinox SA                                                            3,500            161,864
 * Antena 3 Television                                                      898             37,751
 # Autopistas Concesionaria
     Espanola SA                                                         25,253            354,175
   Banco Bilbao Vizcaya SA                                              182,100          2,182,877
   Banco Popular Espanol SA, Madrid                                      12,500            655,403
 # Banco Santander Central
     Hispanoamerica SA                                                  271,784          2,824,635
 * Coporacion Financiera Reunida SA                                       6,070             69,270
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                       9,700            125,113
   Endesa SA, Madrid                                                     60,300            990,278
   Fomento de Construcciones y
     Contratas SA                                                         7,080            242,642
   Gas Natural SA, Buenos Aires                                          25,500            525,455
   Grupo Dragados SA, Madrid                                              8,700            181,150
   Grupo Ferrovial SA                                                     7,500            226,559
   Iberdrola SA                                                          51,300            884,907
   Iberia Lineas Aereas de Espana SA                                     47,600            127,813
   Indra Sistemas SA                                                      7,600             91,559
   Industria de Diseno Textil SA                                         35,500            788,539
   Metrovacesa SA                                                         3,442            104,842
   OCP Construcciones SA, Madrid                                          3,400            146,765
   Promotora de Informaciones SA                                         11,700            154,276
   Repsol SA                                                             69,500          1,213,846
   Sociedad General de Aguas de
     Barcelona SA                                                         6,192             87,957
 * Sociedad General de Aguas de
     Barcelona SA Rights                                                     61                866
   Sol Melia SA                                                           8,400             59,711
   Tabacalera SA                                                         15,900            424,460
 * Tele Pizza SA                                                          7,000             11,748
 * Telefonica de Espana SA                                              282,457          3,656,752
   Telefonica Publicidad e
     Informacion SA                                                      19,300            102,490
   Union Fenosa SA                                                       16,300    $       267,101
   Vallehermoso SA                                                       12,700            179,032
*# Zeltia SA                                                             10,500             67,968
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $14,527,275)                                                                   17,139,686
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Sociedad General de Aguas de
     Barcelona SA Rights
     (Cost $0)                                                               92                 11
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $14,527,275)                                                                   17,139,697
                                                                                   ---------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
 * Alfa Laval AB                                                          6,100             87,188
   Assa Abloy AB Series B                                                17,200            195,763
   Atlas Copco AB Series A                                                7,200            257,276
   Atlas Copco AB Series B                                                3,600            119,109
   Axfood AB                                                              2,700             60,031
   Billerud AB                                                            3,200             47,432
   Castellum AB                                                           2,200             46,585
   Drott Series AB                                                        4,700             82,417
   Electrolux AB Series B                                                18,500            389,289
   Eniro AB                                                               8,200             73,252
   Gambro AB Series A                                                    11,300             93,468
   Gambro AB Series B                                                     2,700             22,333
   Getinge AB                                                             9,600             90,205
   Hennes & Mauritz AB Series B                                          40,800            953,033
   Hoganas AB Series B                                                    1,300             26,925
   Holmen AB Series B                                                     4,300            149,098
 * Modern Times Group AB Series B                                         1,800             36,090
 * Netcom AB Series B                                                     6,700            341,824
   Nordic Baltic Holdings AB                                            163,948          1,084,873
   OMHEX AB                                                               4,500             50,621
   SSAB Swedish Steel Series A                                            3,500             57,669
   SSAB Swedish Steel Series B                                            1,400             22,141
   Sandvik AB                                                            14,200            451,967
   Securitas AB Series B                                                 18,700            227,684
   Skandia Insurance AB                                                  55,200            186,287
   Skandinaviska Enskilda Banken
     Series A                                                            37,900            494,058
   Skanska AB Series B                                                   19,500            161,294
   Svenska Cellulosa AB Series B                                         12,700            489,942
   Svenska Handelsbanken Series A                                        38,400            708,938
   Svenska Kullagerfabriken AB
     Series A                                                             2,300             84,316
   Svenska Kullagerfabriken AB
     Series B                                                             4,600            168,328
   Swedish Match AB (Frueher Svenska
     Taendsticks AB)                                                     18,400            165,588
 * Telefon AB L.M. Ericsson Series B                                    908,800          1,467,341
   Telia AB                                                             257,100          1,143,258
   Trelleborg AB Series B                                                 4,200             65,034
   Volvo AB Series A                                                      7,400            204,193
   Volvo AB Series B                                                     16,600            480,023
 * WM-Data AB Series B                                                    8,500             17,211
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $10,930,903)                                                                   10,802,084
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $28,642)                                                                $        32,007
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $10,959,545)                                                                   10,834,091
                                                                                   ---------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
   Amer-Yhtymae Oyj Series A                                              1,500             62,753
 * Elisa Communications Corp.                                             8,363            114,785
   Fortum Oyj                                                            51,253            513,009
   KCI Konecranes International Oyj                                         700             22,522
   Kesko Oyj                                                              6,400            111,242
   Kone Corp.                                                             3,800            204,845
   Metso Oyj                                                              7,044             82,412
   Nokia Oyj                                                            302,166          5,444,074
   Nokian Renkaat Oyj                                                       500             39,138
   Orion-Yhtyma Oyj Series B                                              2,000             44,736
   Outokumpu Oyj Series A                                                 9,300            124,302
   Pohjola Group P.L.C. Series D                                          2,200             54,168
 * Rautaruukki Oyj Series K                                               8,700             64,138
   Sampo Insurance Co., Ltd.                                             33,600            332,689
   Stora Enso Oyj Series R                                               43,400            584,237
   Tietoenator Corp.                                                      2,800             77,869
   Upm-Kymmene Oyj                                                       45,800            847,131
   Uponor Oyj Series A                                                    2,300             66,859
   Wartsila Corp. Oyj Series B                                            2,900             53,883
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $7,597,096)                                                                     8,844,792
                                                                                   ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   ASM Pacific Technology, Ltd.                                          12,000             46,972
   Bank of East Asia, Ltd.                                               63,198            198,554
   CLP Holdings, Ltd.                                                   110,400            535,915
   Cathay Pacific Airways, Ltd.                                         146,000            281,987
   Cheung Kong Holdings, Ltd.                                           105,600            832,828
   Cheung Kong Infrastructure Holdings,
     Ltd.                                                                99,000            223,716
   Esprit Holdings, Ltd.                                                 54,541            174,165
   Giordano International, Ltd.                                          40,000             17,769
   Hang Lung Properties, Ltd.                                           113,500            140,298
   Hang Seng Bank, Ltd.                                                  87,900          1,128,982
   Henderson Land Development Co.,
     Ltd.                                                                83,000            332,372
   Hong Kong Electric Holdings, Ltd.                                     93,707            375,247
   Hong Kong Exchanges & Clearing,
     Ltd.                                                                48,000             98,271
   Hopewell Holdings, Ltd.                                               38,000             55,290
   Hutchison Whampoa, Ltd.                                              195,500          1,428,558
   Hysan Development Co., Ltd.                                           41,242             58,945
   I-Cable Communications, Ltd.                                           9,854              2,347
   Johnson Electric Holdings, Ltd.                                      168,000            224,972
   Li & Fung, Ltd.                                                      126,000            215,778
   New World Development Co., Ltd.                                       92,043             57,480
 * PCCW, Ltd.                                                           235,265            157,524
   Shangri-La Asia, Ltd.                                                 99,872             89,375
   Sino Land Co., Ltd.                                                  178,200             92,928
   Smartone Telecommunications
     Holdings, Ltd.                                                      23,000             22,359
   South China Morning Post (Holdings),
     Ltd.                                                                39,198    $        17,918
   Sung Hungkai Properties, Ltd.                                        109,706            882,868
   Swire Pacific, Ltd. Series A                                          42,500            251,728
   Techtronic Industries Co., Ltd.                                       28,000             76,793
   Television Broadcasts, Ltd.                                           20,000            100,434
   Texwinca Holdings, Ltd.                                               60,000             44,036
   Wharf Holdings, Ltd.                                                 107,542            268,637
 * Yue Yuen Industrial (Holdings), Ltd.                                  69,000            191,906
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $9,292,530)                                                                     8,626,952
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   AGFA-Gevaert NV, Mortsel                                               7,300            181,139
   Barco (New) NV                                                           400             31,718
   Bekaert SA                                                               700             39,186
   Cie Martime Belge SA                                                     300             17,765
   Cofinimmo SA                                                             200             25,845
   Colruyt SA Halle                                                       1,700            159,664
   D'Ieteren SA                                                             290             61,739
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                 3,600            174,127
   Dexia SA                                                              31,800            506,607
   Electrabel SA                                                          2,800            822,325
 * Exmar NV                                                                 300             12,047
   Fortis AG                                                             51,779            956,480
   Groupe Bruxelles Lambert                                               2,500            124,637
   Interbrew SA                                                          17,200            424,732
   KBC Bancassurance Holding SA                                          15,700            686,929
 * Mobistar SA                                                            2,500            130,661
   Omega Pharma SA                                                          500             14,079
   Solvay SA                                                              4,400            340,989
   UCB SA                                                                 7,600            243,428
 * Umicore-Strip VVPR                                                        55                 36
   Union Miniere SA                                                       1,155             77,118
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $5,285,799)                                                                     5,031,251
                                                                                   ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
   Allgreen Properties, Ltd.                                             41,000             24,734
   Capitaland, Ltd.                                                     115,500            104,518
*# Chartered Semiconductor
     Manufacturing, Ltd.                                                112,000            104,599
   City Developments, Ltd.                                               32,000            111,374
   Comfortdelgro Corp., Ltd.                                             81,000             36,179
   Creative Technology Co., Ltd.                                          3,000             31,672
   Cycle & Carriage, Ltd.                                                 5,982             20,993
   DBS Group Holdings, Ltd.                                              67,000            544,109
   Fraser & Neave, Ltd.                                                  11,100             74,046
   Haw Par Brothers International, Ltd.                                   2,248              5,790
   Keppel Corp., Ltd.                                                    32,000            103,021
   Keppel Land, Ltd.                                                     22,000             20,419
 * Neptune Orient Lines, Ltd.                                            47,000             57,798
   Overseas Chinese Banking Corp., Ltd.                                  59,300            409,340
   Overseas Union Enterprise, Ltd.                                        6,000             23,493
   Parkway Holdings, Ltd.                                                20,000             10,847
   Sembcorp Industries, Ltd.                                             78,000             57,915
   Sembcorp Logistics, Ltd.                                              39,000             43,210

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sembcorp Marine, Ltd.                                                 55,000    $        30,947
   Singapore Airlines, Ltd.                                              56,000            393,058
   Singapore Land, Ltd.                                                  11,000             25,013
   Singapore Press Holdings                                              16,000            180,983
   Singapore Technologies Engineering,
     Ltd.                                                               132,000            150,842
   Singapore Telecommunications, Ltd.                                   802,000            832,742
   Smrt Corporation, Ltd.                                                59,000             19,850
*# St Assembly test Services, Ltd.                                       38,000             46,510
   United Overseas Bank, Ltd.                                            70,000            523,806
   United Overseas Land, Ltd.                                            22,000             23,864
   Venture Manufacturing (Singapore),
     Ltd.                                                                10,000            109,634
   Wing Tai Holdings, Ltd.                                               19,000              8,707
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $5,264,075)                                                                     4,130,013
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $39,640)                                                                         40,252
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $5,303,715)                                                                     4,170,265
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S
     Series B                                                               290             10,980
   Carlsberg A.S. Series B                                                1,820             75,948
   Coloplast A.S. Series B                                                  970             82,206
   DSV, De Sammensluttede
     Vognmaend A.S.                                                         880             34,454
   Dampskibsselskabet Svendborg A.S.                                        147          1,053,957
   Danisco A.S.                                                           2,450            100,659
   Danske Bank A.S.                                                      33,656            713,073
   East Asiatic Co., Ltd.                                                   900             34,367
 * FLS Industries                                                           890              9,536
 * GN Great Nordic A.S.                                                   9,620             61,068
   Group 4 Falck A.S.                                                     3,480             68,685
   H. Lundbeck A.S.                                                      11,002            172,831
   ISS A.S.                                                               1,763             81,807
   Koebenhavns Lufthavne                                                    280             30,902
   NKT Holding A.S.                                                       1,100             20,293
 * Neg Micon A.S.                                                         2,460             26,555
   Novo-Nordisk A.S. Series B                                            14,150            542,599
   Novozymes A.S. Series B                                                2,830             98,944
 * TK Development                                                           614              1,682
   Tele Danmark A.S.                                                     10,210            342,164
 * Topdanmark A.S.                                                        1,300             65,769
   Vestas Wind Systems A.S.                                               4,400             66,284
 * William Demant Holding                                                 3,260            101,373
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,348,554)                                                                     3,796,136
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $5,953)                                                                           6,312
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $3,354,507)                                                                     3,802,448
                                                                                   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                             62,710    $       928,374
   Bank of Ireland P.L.C.                                                68,607            847,081
   CRH P.L.C.                                                            35,877            667,463
   DCC P.L.C.                                                             4,814             63,189
 * Elan Corp. P.L.C.                                                     22,161            119,542
   Fyffes P.L.C.                                                         17,987             33,205
 * Grafton Group P.L.C.                                                  10,992             70,494
   Greencore Group P.L.C.                                                13,193             48,235
   Independent News & Media P.L.C.                                       40,374             97,763
   Irish Permanent P.L.C.                                                18,325            258,108
   Kerry Group P.L.C.                                                    11,740            208,984
 * Ryanair Holdings P.L.C.                                               32,702            250,884
   Waterford Wedgwood P.L.C.                                             45,211             15,175
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $3,466,285)                                                                     3,608,497
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                        755             12,503
   Den Norske Bank ASA Series A                                          36,500            220,387
 * Merkantildata ASA                                                      6,800              4,883
 * Nera ASA                                                               6,300             13,388
   Norsk Hydro ASA                                                       15,700            898,498
   Norske Skogindustrier ASA Series A                                     5,000             95,993
 * Opticom ASA                                                              600              7,518
   Orkla ASA Series A                                                    11,471            254,689
   Schibsted ASA                                                          2,700             45,901
   Smedvig ASA Series A                                                   3,800             25,617
 * Statoil Den Norske Stats Oljeselskap
     ASA                                                                 24,085            240,023
 * Storebrand ASA                                                        14,500             88,614
 * Tandberg ASA Series A                                                  5,600             40,625
   Telenor ASA                                                           42,921            258,528
   Tomra Systems ASA                                                      9,596             52,238
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $1,958,395)                                                                     2,259,405
                                                                                   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   BPI SGPS SA                                                           44,098            139,554
   Banco Comercial Portugues SA                                         162,985            334,090
   Banco Espirito Santo e Comercial de
     Lisboa                                                              16,320            241,605
   Brisa Auto Estradas de Portugal SA                                    13,500             85,769
   Cimpor Cimentos de Portugal SA                                        30,900            148,162
   Electricidade de Portugal SA                                         117,800            293,716
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                      5,600             59,073
 * PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                              4,000             72,931
   Portugal Telecom SA                                                   62,730            590,289
 * Sonae SGPS SA                                                        108,923             91,398
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $2,385,068)                                                                     2,056,587
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                      7,170    $       188,915
   Athens Water Supply & Sewage Co.S.A.                                   4,100             31,160
   Attica Enterprises S.A. Holdings                                       3,130             12,982
   Bank of Piraeus S.A.                                                   6,510             66,487
   Commercial Bank of Greece                                              2,500             52,684
   EFG Eurobank Ergasias S.A.                                            11,390            191,695
   Hellenic Bottling Co. S.A.                                             9,200            201,376
   Hellenic Duty Free Shops S.A.                                          2,000             35,338
   Hellenic Petroleum S.A.                                               10,100             82,328
   Hellenic Technodomiki S.A.                                             3,900             23,001
   Hellenic Tellecommunication
     Organization Co. S.A.                                               20,900            250,533
   Intracom S.A.                                                          3,310             21,347
   Mailis (M.J.) S.A.                                                     2,800             10,271
   National Bank of Greece                                               10,010            225,826
   Panafon Hellenic Telecommunications
     Co. S.A.                                                            15,380            113,568
   Public Power Corp. of Greece                                           9,600            217,727
   Titan Cement Co.                                                       1,140             43,265
   Viohalco                                                               2,800             14,701
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $1,631,190)                                                                     1,783,204
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  18,875             80,085
   Carter Holt Harvey, Ltd.                                              91,400            103,375
   Contact Energy, Ltd.                                                  18,722             65,080
   Fisher & Paykel Apppliances Holdings,
     Ltd.                                                                14,080             34,009
   Fisher & Paykel Healthcare Corp.                                       6,279             48,749
   Fletcher Building, Ltd.                                               27,182             69,997
   Independent Newspapers, Ltd.
     (Auckland)                                                          25,700             82,603
   Sky City Entertainment Group, Ltd.                                    19,414             56,569
 * Sky Network Television, Ltd.                                          17,139             56,949
   Telecom Corporation of New Zealand,
     Ltd.                                                               118,062            392,293
 * Tower, Ltd.                                                           25,408             20,457
   Warehouse Group, Ltd.                                                 14,200             48,091
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $735,788)                                                                       1,058,257
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $30,053)                                                                         38,790
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $765,841)                                                                       1,097,047
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   BWT AG                                                                   880             13,914
   Bohler Uddeholm AG                                                       480             31,031
   Erste Bank der Oesterreichischen
     Sparkassen AG                                                        1,259            143,826
   Flughafen Wien AG                                                        579    $        24,639
 * Immofinanz Immobilien Anlagen AG                                       3,422             25,761
   Mayr-Melnhof Karton AG                                                   472             50,588
   Oesterreichische
     Elektrizitaetswirtschafts AG                                           810             82,678
   Omv AG                                                                 1,557            220,629
 * RHI AG, Wien                                                             778             12,282
 * Telekom Austria AG                                                     8,470             98,283
 * VA Technologie AG                                                        805             22,378
   Voestalpine AG                                                           825             32,586
   Wienerberger AG                                                        4,007            101,493
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $698,180)                                                                         860,088
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $177,078)                                                                       179,750
                                                                                   ---------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Canadian Dollars
     (Cost $4,972)                                                                           5,825
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (6.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $11,326,000
   FHLB Notes 1.875%, 02/15/05,
   valued at $11,410,945) to be
   repurchased at $11,242,768
   (Cost $11,242,000)                                           $        11,242         11,242,000
 Repurchase agreements in a Pooled
   Cash Account, Mizuho Securities
   USA, 1.05%, 12/01/03
   (Collateralized by $36,304,000
   U.S. Treasury Obligations, rates
   ranging from 2.625% to 8.875%,
   maturities ranging from 11/15/06
   to 05/15/29, valued at $24,311,361)
   to be repurchased at $24,311,488
   (Cost $24,311,361)^                                                   24,311         24,311,361
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
   (Cost $35,553,361)                                                                   35,553,361
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $531,253,506)++                                                           $   527,085,836
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $533,387,789.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Japanese Small Company Series of The DFA Investment
   Trust Company (26.8%) (Cost $247,518,637)                                                $   244,017,796
Investment in The Pacific Rim Small Company Series of The DFA Investment
   Trust Company (14.0%) (Cost $111,457,252)                                                    127,432,216
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (15.3%) (Cost $105,088,482)                                         138,605,642
Investment in The Continental Small Company Series of The DFA Investment
   Trust Company (43.6%) (Cost $292,806,851)                                                    396,264,638
Temporary Cash Investments (0.3%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.82%, 12/01/03
   (Collateralized by $2,898,000 FHLB Notes 1.875%, 02/15/05, valued at $2,919,735) to be repurchased at $2,876,197
   (Cost $2,876,000)                                                                              2,876,000
                                                                                            ---------------
      Total Investments (100%) (Cost $759,747,222)++                                        $   909,196,292
                                                                                            ===============

----------
++The cost for federal income tax purposes is $761,571,637

                        JAPANESE SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Japanese Small Company Series of The DFA Investment
   Trust Company                                                                            $    22,719,677
                                                                                            ---------------
      Total Investments (100%) (Cost $152,403,017)++                                        $    22,719,677
                                                                                            ===============

----------
++The cost for federal income tax purposes is $155,144,446
----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Pacific Rim Small Company Series of The DFA Investment
   Trust Company                                                                            $    20,379,824
                                                                                            ---------------
      Total Investments (100%) (Cost $52,109,745)++                                         $    20,379,824
                                                                                            ===============

----------
++The cost for federal income tax purposes is $52,678,980.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The United Kingdom Small Company Series of The DFA Investment
   Trust Company                                                                            $    12,211,520
                                                                                            ---------------
      Total Investments (100%) (Cost $8,000,250)++                                          $    12,211,520
                                                                                            ===============

----------
++The cost for federal income tax purposes is $8,045,916.

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Continental Small Company Series of The DFA Investment
   Trust Company                                                                            $    24,375,013
                                                                                            ---------------
      Total Investments (100%) (Cost $16,535,386)++                                         $    24,375,013
                                                                                            ===============

----------
++The cost for federal income tax purposes is $16,630,288
----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (23.3%)
COMMON STOCKS -- (23.0%)
 * A&A Material Corp.                                                   103,000    $        66,773
 # ABILIT Corp.                                                          34,200            224,523
   ADVANEX, Inc.                                                         38,000            152,666
   AOI Electronics Co., Ltd.                                             10,600            139,372
 # Achilles Corp.                                                       239,000            292,422
   Agro-Kanesho Co., Ltd.                                                 7,000             32,597
   Ahresty Corp.                                                         17,000             96,083
 # Aichi Bank, Ltd.                                                      23,400          1,179,401
 * Aichi Corp.                                                           63,200            221,015
*# Aichi Machine Industry Co., Ltd.                                     188,000            540,723
 # Aida Engineering, Ltd.                                               191,000            585,975
   Aigan Co., Ltd.                                                       41,000            225,365
   Airport Facilities Co., Ltd.                                         105,000            377,739
 * Akai Electric Co., Ltd.                                              490,000              4,474
   Akita Bank, Ltd.                                                     379,000          1,470,736
*# Alfresa Holdings Corp.                                                17,000            588,294
   Allied Material Corp.                                                 52,100            642,212
 # Aloka Co., Ltd.                                                       42,000            322,133
   Alpha Systems Inc.                                                    16,000            336,012
   Altech Co., Ltd.                                                      15,100             60,527
   Amada Co., Ltd.                                                      178,079            874,786
 # Ando Corp.                                                           177,000            245,654
   Anest Iwata Corp.                                                     63,000            105,844
 * Anritsu Corp.                                                        113,000            771,768
   Aoi Advertising Promotion, Inc.                                       11,500             73,398
 # Aoki International Co., Ltd.                                          97,000            616,435
 * Apic Yamada Corp.                                                     20,000             63,002
   Arakawa Chemical Industries, Ltd.                                     32,400            328,378
*# Araya Industrial Co., Ltd.                                           156,000            162,381
   Argo 21 Corp.                                                         12,000             98,174
 # Aronkasei Co., Ltd.                                                   77,000            222,873
 # Asahi Kogyosha Co., Ltd.                                              92,000            252,849
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          274,000            635,464
*# Asahi Tec Corp.                                                      118,000            190,705
 * Asahi Techno Glass Corp.                                              57,000            176,434
 # Asanuma Corp.                                                        254,000            359,478
 # Ashimori Industry Co., Ltd.                                          116,000            203,360
   Asia Air Survey Co., Ltd.                                             26,000             55,789
   Asia Securities Printing Co., Ltd.                                    37,000            172,973
   Asics Corp.                                                          384,000            711,761
 * Atol Co., Ltd.                                                        12,000             60,373
 # Atsugi Co., Ltd.                                                     393,000            305,013
   Aucnet, Inc.                                                          12,500            150,543
   Autobacs Seven Co., Ltd.                                              50,200          1,084,031
*# Azel Corp., Tokyo                                                    152,000            144,339
   Bank of Iwate, Ltd.                                                   39,900          1,551,991
   Bank of Okinawa, Ltd.                                                 39,700            705,045
   Bank of Saga, Ltd.                                                   215,000            802,913
 # Best Denki Co., Ltd.                                                 258,000            930,515
   Bull Dog Sauce Co., Ltd.                                              12,000             83,930
   Bunka Shutter Co., Ltd.                                              129,000            493,526
 # CMK Corp.                                                            109,000          1,099,754
   CTI Engineering Co., Ltd.                                             24,900            113,678
   Cabin Co., Ltd.                                                      119,000            154,291
   Calsonic Corp.                                                       175,000          1,214,390
   Canon Finetech, Inc.                                                  15,280    $       179,978
   Central Finance Co., Ltd.                                            267,000            889,838
   Cesar Co.                                                             98,000                895
 # Chiyoda Co., Ltd.                                                     83,000            897,297
   Chodai Co. Ltd.                                                       12,000             31,118
   Chofu Seisakusho Co., Ltd.                                            71,100          1,012,747
 # Chudenko Corp.                                                       179,460          2,461,185
   Chuetsu Pulp and Paper Co., Ltd.                                     242,000            519,266
 * Chugai Mining Co., Ltd.                                              229,500            142,495
   Chugokukogyo Co., Ltd.                                                22,000             28,123
   Chuo Denki Kogyo co., Ltd.                                            53,000             81,784
   Chuo Gyorui Co., Ltd.                                                 85,000            126,507
 # Chuo Spring Co., Ltd., Nagoya                                        181,000            657,761
   Chuo Woollen Mills, Ltd.                                              30,000             31,501
   Cleanup Corp.                                                         74,000            912,162
 # Coca Cola Central Japan Co., Ltd.                                        177          1,048,877
   Comsys Holdings Corp.                                                187,000            968,125
   Corona Corp.                                                          45,100            621,813
 # Credia Co., Ltd.                                                      22,100            242,349
*# D'urban, Inc.                                                        163,000            181,574
   DC Co., Ltd.                                                          59,000            126,598
   DMW Corp.                                                              1,600             34,916
   Daibiru Corp.                                                         55,000            243,563
   Dai-Dan Co., Ltd.                                                     95,000            426,771
   Daido Kogyo Co., Ltd.                                                 42,000             68,645
   Daido Steel Co., Ltd.                                                858,000          1,480,661
 # Daidoh, Ltd.                                                          91,000            565,842
 # Daihen Corp.                                                         264,000            412,199
 # Daiho Corp.                                                          137,000            202,648
   Dai-Ichi Jitsugyo Co., Ltd.                                           70,000            173,850
 * Dai-Ichi Katei Denki Co., Ltd.                                       225,000              2,054
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      65,000            156,684
   Daiko Clearing Services Corp.                                         21,000             67,495
 * Daiko Denshi Tsushin, Ltd.                                            14,000             29,401
*# Daikyo, Inc.                                                         366,000            644,978
 # Daimei Telecom Engineering Corp.                                      84,000            337,473
   Dainichi Co., Ltd.                                                    32,700            146,302
 * Daisue Construction Co., Ltd.                                         12,500             10,272
   Daito Seiki Co., Ltd.                                                  8,000             14,098
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    31,000             20,946
 # Daiwa Industries, Ltd.                                               106,000            297,133
 # Daiwa Kosho Lease Co., Ltd.                                          307,000            992,312
 # Daiwabo Co., Ltd.                                                    315,000            322,133
 # Daiwabo Information System
     Co., Ltd.                                                           31,500            255,118
 # Danto Corp.                                                           61,000            209,980
   Denki Kogyo Co., Ltd.                                                135,000            387,053
 # Denyo Co., Ltd.                                                       57,000            248,777
*# Descente, Ltd.                                                       240,000            411,980
 * Dia Kensetsu Co., Ltd.                                               117,000            103,625
 # Diamond Computer Service Co., Ltd.                                    37,800            208,811
 * Dijet Industrial Co., Ltd.                                            10,000             12,418
 * Dynic Corp.                                                           62,000             82,085
 * Eco-Tech Construction Co., Ltd.                                      231,000             67,495
 # Edion Corp.                                                          160,675          1,112,050
   Edosawa Co., Ltd.                                                      6,000             33,692
 # Eighteenth Bank, Ltd.                                                344,000          1,485,683

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Eikoh, Inc.                                                           13,000    $        59,943
   Exedy Corp.                                                           63,000            685,683
 * First Baking Co., Ltd.                                                93,000            117,184
 # Foster Electric Co., Ltd.                                             47,000            185,820
   France Bed Co., Ltd.                                                 159,000            381,821
#* Fudo Construction Co., Ltd.                                          191,000            146,494
 * Fuji Electric Construction Co., Ltd.                                  24,000             29,584
   Fuji Kiko Co., Ltd.                                                   57,000            164,463
 # Fujicco Co., Ltd.                                                     50,000            471,603
   Fujikura Rubber, Ltd.                                                 30,000            176,680
 # Fujitsu Access, Ltd.                                                  54,900            324,828
 # Fujitsu Business Systems, Ltd.                                        54,300            655,448
   Fujitsu Fronttec, Ltd.                                                37,000            361,487
 # Fukuda Corp.                                                          92,000            346,092
*# Furukawa Co., Ltd.                                                   627,000            715,623
   Fuso Dentsu Co., Ltd.                                                  8,000             27,757
   Fuso Lexel Inc.                                                       22,000            164,719
   Futaba Industrial Co., Ltd.                                          101,000          1,243,134
 * GSI Creoss Corp.                                                      32,000             54,638
*# Gakken Co., Ltd.                                                     208,000            252,593
 * Generas Corp.                                                        121,000             68,499
 * Global-Dining, Inc.                                                   14,100             80,465
*# Godo Steel, Ltd.                                                     317,000            526,790
 * Goldwin, Inc.                                                         94,000            108,145
*# Graphtec Corp.                                                        72,000             68,371
 * Gro-BeLS Co., Ltd.                                                   121,000            104,958
 # Gun-Ei Chemical Industry Co., Ltd.                                   285,000            572,498
   Gunze, Ltd.                                                           80,000            336,742
   Haltec Corp.                                                          37,000             57,432
   Happinet Corp.                                                        23,400            188,234
 # Harima Chemicals, Inc.                                                65,000            377,465
   Haruyama Trading Co., Ltd.                                            28,400            255,683
   Heiwado Co., Ltd.                                                     92,000            984,514
   Hibiya Engineering, Ltd.                                              82,000            537,582
   Himaraya Co., Ltd.                                                    15,000             43,554
 # Hisaka Works, Ltd.                                                    88,000            457,999
   Hitachi Cable, Ltd.                                                  275,000            969,230
   Hitachi Kiden Kogyo, Ltd.                                             39,000            133,537
 # Hitachi Koki Co., Ltd.                                               252,000          1,079,146
 # Hitachi Kokusai Electric, Inc.                                       216,000          1,418,043
   Hitachi Medical Corp.                                                 78,000            918,736
   Hitachi Metals Techno, Ltd.                                           15,000             38,349
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                             244,000            728,525
 # Hitachi Transport System, Ltd.                                       220,000          1,217,312
 * Hitachi Zosen Corp.                                                  441,000            684,533
 # Hochiki Corp.                                                         38,000            148,156
 * Hodogaya Chemical Co., Ltd.                                           93,000            216,536
 # Hokkai Can Co., Ltd., Tokyo                                          158,000            323,156
 * Hokkaido Bank, Ltd.                                                  510,000            605,369
   Hokkaido Coca Cola Bottling Co., Ltd.                                 24,000            131,921
   Hokko Chemical Industry Co., Ltd.                                     28,000             92,038
 # Hokuriku Electrical Construction
     Co., Ltd.                                                           64,000            165,376
 * Hokushin Co., Ltd.                                                    42,300             48,665
   Horiba, Ltd.                                                           8,000             83,272
   Horipro, Inc.                                                         28,900            177,063
 * Howa Machinery, Ltd.                                                 139,000            135,802
   I-Net Corp.                                                           29,500            109,090
   ISE Chemicals Corp.                                                   32,000             99,635
 # Ichikawa Co., Ltd.                                                    81,000            200,429
 * Ichiken Co., Ltd.                                                     69,000    $        62,372
 # Ichikoh Industries, Ltd.                                             133,000            274,452
   Ichiyoshi Securities Co., Ltd.                                       100,000            447,407
   Idec Izumi Corp.                                                     108,000            636,048
 # Ihara Chemical Industry Co., Ltd.                                    106,000            178,086
 * Ikegami Tsushinki Co., Ltd.                                          129,000            230,862
*# Impress Corp.                                                            211            248,530
 # Inaba Denki Sangyo Co., Ltd.                                          49,600            704,237
   Inabata and Co., Ltd., Osaka                                         155,000            813,778
   Ines Corp.                                                            50,700            401,360
 * Inui Steamship Co., Ltd.                                              32,000             45,873
 * Iseki & Co., Ltd.                                                    405,000            939,281
   Ishikawajima Construction Materials
     Co., Ltd.                                                           36,000             93,682
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           45,000             94,503
*# Ishizuka Glass Co., Ltd.                                              90,000            142,166
 # Itochu Enex Co., Ltd.                                                230,000          1,050,037
   Itoham Foods, Inc.                                                   418,000          1,469,412
 # Itoki Crebio Corp.                                                    70,000            138,057
   Iwaki & Co., Ltd.                                                     31,000             63,687
   Iwasaki Electric Co., Ltd.                                            88,000            257,122
 * Iwatsu Electric Co., Ltd.                                             50,000            104,091
 # Izumiya Co., Ltd.                                                    179,000            782,880
 # J-Oil Mills, Inc.                                                    326,000            544,723
   JFE Koken Corp.                                                       57,000            226,917
 # JMS Co., Ltd.                                                        108,000            286,961
 * Jac Holdings Co., Ltd.                                                21,000             50,813
 # Jaccs Co., Ltd.                                                      256,000            864,865
   Jamco Corp.                                                            8,000             20,526
 * Janome Sewing Machine Co., Ltd.                                      209,000            196,558
   Japan Airport Terminal Co., Ltd.                                     174,000          1,271,001
 * Japan Bridge Corp.                                                    31,000             20,380
 # Japan Digital Laboratory Co., Ltd.                                    69,700            683,508
 # Japan Foundation Engineering
     Co., Ltd.                                                           52,000            113,952
   Japan Maintenance Co., Ltd.                                           40,300            172,210
   Japan Oil Transportation Co., Ltd.                                    68,000            129,766
 * Japan Radio Co., Ltd.                                                200,000            854,639
   Japan Steel Tower Co., Ltd.                                           29,000             46,603
 * Japan Steel Works, Ltd.                                              594,000            629,145
 # Japan Transcity Corp.                                                124,000            255,880
 # Japan Vilene Co., Ltd.                                               162,000            562,089
 # Japan Wool Textile Co., Ltd.                                         142,000            632,725
   Jeans Mate Corp.                                                       5,590             43,997
 * Jidosha Denki Kogyo Co., Ltd.                                         81,000            139,043
   Joban Kosan Co., Ltd.                                                105,000            133,263
   Joint Corp.                                                           18,500            221,284
*# Joshin Denki Co., Ltd.                                               108,000            255,405
 # Jsp Corp.                                                             37,000            307,432
   Juel Verite Ohkubo Co., Ltd.                                          24,000             42,075
*# Jujiya Co., Ltd.                                                     265,000            157,277
   Juntendo Co., Ltd.                                                    27,000             40,924
   Kadokawa Holdings, Inc.                                               24,000            646,457
 # Kagawa Bank, Ltd.                                                    163,000            818,572
   Kagoshima Bank, Ltd.                                                 559,000          2,985,894
 # Kahma Co., Ltd.                                                       68,100            621,183
   Kameda Seika Co., Ltd.                                                38,000            246,348
   Kamei Corp.                                                           77,000            385,984
   Kanaden Corp.                                                         71,000            304,693
 # Kanamoto Co., Ltd.                                                    62,000            280,789

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kandenko Co., Ltd.                                                   477,000    $     1,607,131
 # Kanto Natural Gas Development Co.,
     Ltd.                                                               152,000            688,386
 * Kanto Tsukuba Bank, Ltd.                                              41,200            255,807
   Kasai Kogyo Co., Ltd.                                                 77,000            184,907
 # Kasei (C.I.) Co., Ltd.                                                71,000            230,789
   Katakura Chikkarin Co., Ltd.                                          44,000            117,714
   Kato Sangyo Co., Ltd.                                                 66,000            587,564
 # Kato Works Co., Ltd.                                                 114,000            226,917
 * Katsumura Construction Co., Ltd.                                      63,000             57,524
 # Kawada Industries, Inc.                                               95,000            173,484
 * Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            104,000            153,835
   Kawasaki Heavy Industries, Ltd.                                       78,000             84,752
 * Kawasaki Kasei Chemicals, Ltd.                                        58,000             38,660
 # Kawashima Textile Manufacturers,
     Ltd.                                                               215,000            241,463
 # Kawasho Gecoss Corp.                                                  64,300            218,404
 # Kawasumi Laboratories, Inc.                                           39,000            238,943
 # Keihin Co., Ltd.                                                     101,000            147,553
   Keiiyu Co., Ltd.                                                      20,500            139,824
 # Keiyo Co., Ltd.                                                      114,700            413,682
   Kinki Coca-Cola Bottling Co., Ltd.                                   128,000            846,165
 * Kinugawa Rubber Industrial Co., Ltd.                                  59,000            112,053
 # Kioritz Corp.                                                        172,000            310,957
 # Kishu Paper Co., Ltd.                                                167,000            263,797
 * Kitagawa Iron Works Co., Ltd.                                        123,000            181,939
 # Kita-Nippon Bank, Ltd.                                                 9,900            416,718
 # Kitano Construction Corp.                                            152,000            235,939
   Kitazawa Sangyo Co., Ltd.                                             31,500             50,621
 # Kitz Corp.                                                           238,000            308,583
   Koa Corp.                                                             38,100            273,087
   Kodensha Co., Ltd.                                                    25,000             65,741
   Koekisha Co., Ltd.                                                     1,200             26,297
   Koike Sanso Kogyo Co., Ltd.                                           72,000             88,751
   Koito Industries, Ltd.                                                81,000            254,419
   Koito Manufacturing Co., Ltd.                                        102,000            608,163
 # Kojima Co., Ltd.                                                      79,800            475,798
 * Kokune Corp.                                                          99,000                904
 # Kokusai Kogyo Co., Ltd.                                               84,000            258,473
 # Komai Tekko, Inc.                                                     75,000            150,657
 * Komatsu Electronics Metals Co., Ltd.                                  42,000            371,987
 # Komatsu Seiren Co., Ltd.                                              90,000            231,739
   Komatsu Wall Industry Co., Ltd.                                       19,500            251,584
 # Komori Corp.                                                         153,000          1,858,017
 # Konaka Co., Ltd.                                                      46,090            311,840
   Konishi Co., Ltd.                                                     35,800            281,445
   Kosaido Co., Ltd.                                                     28,200            253,625
 * Kosei Securities Co., Ltd.                                           138,000            286,030
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              171,000            262,308
 # Kurabo Industries, Ltd.                                              506,000            753,086
 # Kurimoto, Ltd.                                                       257,000            476,361
   Kuroganeya Co., Ltd.                                                  15,000             49,032
   Kurosaki Harima Corp.                                                122,000            163,751
   Kyocera Corp.                                                          7,900            481,127
 # Kyodo Printing Co., Ltd.                                             175,000            514,518
   Kyoei Sangyo Co., Ltd.                                                52,000            121,074
   Kyokuto Boeki Kaisha, Ltd.                                            51,000            116,417
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      57,800            453,872
 # Kyosan Electric Manufacturing Co.,
     Ltd.                                                               107,000    $       330,223
   Kyowa Exeo Corp.                                                     139,000            719,622
 # Kyowa Leather Cloth Co., Ltd.                                         61,000            278,488
   Kyudenko Corp.                                                       167,000            667,878
 # Laox Co., Ltd.                                                        73,000            141,308
 * Lonseal Corp.                                                         94,000             68,663
 * Look, Inc.                                                            87,000            486,158
 # MR Max Corp.                                                          79,800            252,836
   Maeda Corp.                                                          380,000          1,235,208
   Maeda Road Construction Co., Ltd.                                    205,000          1,025,749
 # Maezawa Industries, Inc.                                              43,900            196,011
 # Maezawa Kaisei Industries Co., Ltd.                                   30,600            355,678
   Maezawa Kyuso Industries Co., Ltd.                                    31,000            223,046
*# Magara Construction Co., Ltd.                                         76,000             65,230
   Makino Milling Machine Co., Ltd.                                     136,000            642,002
   Marubeni Construction Material
     Lease Co., Ltd.                                                     30,000             39,719
   Marubun Corp.                                                         54,600            289,153
 # Marudai Food Co., Ltd.                                               276,000            451,096
 * Maruei Department Store Co., Ltd.                                     78,000            103,981
 # Marusan Securities Co., Ltd.                                         146,000            750,530
   Maruwa Co., Ltd.                                                      22,600            246,388
   Maruwn Corp.                                                          50,000            122,809
   Maruyama Manufacturing Co., Inc.                                      98,000            119,905
   Maruzen Co., Ltd.                                                     20,000             82,725
   Maruzen Showa Unyu Co., Ltd.                                         213,000            476,488
 # Maspro Denkoh Corp.                                                   40,200            392,750
 # Matsui Construction Co., Ltd.                                         69,000            191,527
 # Matsuo Bridge Co., Ltd.                                               72,000            198,539
   Matsuzakaya Co., Ltd.                                                268,000            971,476
 * Meidensha Corp.                                                      182,795            377,207
 * Meiji Machine Co., Ltd.                                              126,000             73,630
   Meiwa Estate Co., Ltd.                                                53,300            428,269
   Meiwa Industry Co., Ltd.                                              26,000             58,875
 # Mercian Corp.                                                        280,000            562,454
   Mikuni Coca-Cola Bottling Co., Ltd.                                   99,000            733,099
*# Misawa Homes Holdings, Inc.                                          120,000            162,162
*# Mito Securities Co., Ltd.                                            141,000            338,596
   Mitsuba Corp.                                                         92,000            374,653
*# Mitsubishi Cable Industries, Ltd.                                    374,000            365,395
   Mitsubishi Gas Chemical Co., Inc.                                  1,080,000          3,224,617
*# Mitsubishi Paper Mills, Ltd.                                         669,000            904,054
   Mitsubishi Pencil Co., Ltd.                                           16,000            101,826
   Mitsubishi Shindoh Co., Ltd.                                          53,000             88,559
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               209,000            238,541
 # Mitsuboshi Belting, Ltd.                                             100,000            290,358
 # Mitsui Home Co., Ltd.                                                104,000            392,184
*# Mitsui Mining Co., Ltd.                                              312,000            207,962
   Mitsui Sugar Co., Ltd.                                               172,000            320,380
   Mitsui-Soko Co., Ltd.                                                 94,000            209,423
 # Mitsumura Printing Co., Ltd.                                          29,000            140,075
   Miyaji Engineering Group                                              81,175            125,261
 # Miyazaki Bank, Ltd.                                                  295,260          1,067,595
   Miyuki Keori Co., Ltd.                                                90,000            248,174
 # Mizuno Corp.                                                         272,000            936,304
 * Momiji Holdings, Inc.                                                    156            329,036
   Mori Seiki Co., Ltd.                                                 210,000          1,300,037
 # Morita Corp.                                                         130,000            434,441
 # Morozoff, Ltd., Osaka                                                 91,000            163,687

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Mory Industries, Inc.                                                 89,000    $       177,155
   Mos Food Services, Inc.                                               62,000            517,988
   Mutow Co., Ltd.                                                       68,000            227,246
   Myojo Foods Co., Ltd.                                                 75,000            189,007
 # NEC System Integration &
     Construction, Ltd.                                                  85,100            636,385
 # Nabtesco Corp.                                                        98,400            518,415
 * Nagano Japan Radio Co., Ltd.                                          20,000             25,931
   Nagase & Co., Ltd.                                                   284,000          1,841,125
*# Naigai Co., Ltd.                                                     140,000            108,656
 # Nakabayashi Co., Ltd.                                                107,000            161,203
 * Nakamichi Corp.                                                       96,000                877
   Nakamuraya Co., Ltd.                                                   4,000              9,934
 * Nakano Corp.                                                         157,000            156,255
*# Nakayama Steel Works, Ltd.                                           228,000            464,244
   Nakayo Telecommunications, Inc.                                       46,000            169,686
   Nanto Bank, Ltd.                                                     225,000            891,618
   Neturen Co., Ltd., Tokyo                                              88,000            348,722
 # Nichia Steel Works, Ltd.                                             120,200            313,890
   Nichiban Co., Ltd.                                                    81,000            218,179
 # Nichimo Co., Ltd.                                                     94,000            157,067
*# Nichimo Corp.                                                        104,000             58,875
 # Nichireki Co., Ltd.                                                   61,000            202,739
   Nihon Dempa Kogyo Co., Ltd.                                           42,600            669,807
   Nihon Kagaku Sangyo Co., Ltd.                                         42,000            131,154
   Nihon Kohden Corp.                                                    82,000            538,331
 # Nihon Matai Co., Ltd.                                                 92,000            166,326
 # Nihon Nohyaku Co., Ltd.                                              143,000            255,917
 # Nihon Parkerizing Co., Ltd.                                          165,000            718,636
   Nihon Shokuh Kako Co., Ltd.                                           61,000            114,180
   Nihon Tokushu Toryo Co., Ltd.                                         60,000            219,138
 # Nikko Co., Ltd., Akashi                                              118,000            323,229
 * Nikko Travel Co., Ltd.                                                 6,300             29,912
 * Nippei Toyama Corp.                                                   67,000            122,964
   Nippo Corp.                                                          240,000          1,281,958
 # Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          314,000            475,931
   Nippon Broadcasting System, Inc.                                      59,600          2,720,965
 * Nippon Carbon Co., Ltd.                                              172,000            219,869
 # Nippon Chemical Industrial Co., Ltd.                                 104,000            337,107
   Nippon Chemi-Con Corp.                                               131,000            492,805
   Nippon Chutetsukan KK                                                 67,000            113,787
 * Nippon Concrete Industries Co., Ltd.                                  88,000             99,635
   Nippon Conlux Co., Ltd.                                               15,000             95,188
 * Nippon Conveyor Co., Ltd.                                             95,000             68,526
 # Nippon Densetsu Kogyo Co., Ltd.                                      143,000            535,336
 # Nippon Denwa Shisetu Co., Ltd.                                       128,000            373,996
   Nippon Felt Co., Ltd.                                                 38,000            114,500
 # Nippon Fine Chemical Co., Ltd.                                        53,000            195,024
 * Nippon Formula Feed Manufacturing
     Co., Ltd.                                                           35,000             46,658
   Nippon Hume Corp.                                                     73,000            140,641
*# Nippon Kinzoku Co., Ltd.                                              50,000             57,067
 # Nippon Koei Co., Ltd., Tokyo                                         182,000            372,243
   Nippon Konpo Unyu Soko Co., Ltd.                                      51,000            332,953
*# Nippon Koshuha Steel Co., Ltd.                                       204,000            199,306
   Nippon Light Metal Co., Ltd.                                       1,031,000          2,042,796
*# Nippon Metal Industry Co., Ltd.                                      290,000            254,200
 * Nippon Pigment Co., Ltd.                                               8,000             18,627
 * Nippon Piston Ring Co., Ltd.                                         151,000            216,463
 # Nippon Road Co., Ltd.                                                200,000            328,707
   Nippon Seiki Co., Ltd.                                                63,000    $       421,074
   Nippon Seisen Co., Ltd.                                               45,000             98,612
 # Nippon Sharyo, Ltd.                                                  290,000            590,486
 # Nippon Shinpan Co., Ltd.                                             591,000          1,311,295
   Nippon Shinyaku Co., Ltd.                                            138,000            769,887
   Nippon Signal Co., Ltd.                                               69,000            317,531
 # Nippon Soda Co., Ltd.                                                292,000            658,546
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          201,000            412,938
   Nippon Tungsten Co., Ltd.                                             53,000             91,947
   Nippon Valqua Industries, Ltd.                                       153,000            303,150
*# Nippon Yakin Kogyo Co., Ltd.                                         180,500            263,696
   Nishimatsu Construction Co., Ltd.                                    387,000          1,279,164
 * Nishishiba Electric Co., Ltd.                                         38,000             48,576
   Nissei Plastic Industrial Co., Ltd.                                   43,000            215,942
 * Nisseki House Industry Co., Ltd.                                     180,000              1,644
   Nisshin Fire & Marine Insurance
     Co., Ltd.                                                          168,000            398,831
   Nisshin Steel Co., Ltd.                                            2,041,000          3,354,456
   Nisshinbo Industries, Inc.                                           227,000          1,121,321
   Nissho Electronics Corp.                                              26,000            216,034
*# Nissho Iwai-Nichmen Holdings Corp.                                   247,200          1,153,390
 # Nissin Corp.                                                         159,000            309,231
*# Nissin Electric Co., Ltd.                                            223,000            582,341
   Nissin Sugar Manufacturing Co., Ltd.                                 146,000            237,290
   Nissui Pharmaceutical Co., Ltd.                                       25,000            131,255
   Nittan Co., Ltd.                                                      18,000             42,732
   Nittan Valve Co., Ltd.                                                54,000            142,988
 # Nittetsu Mining Co., Ltd.                                            161,000            377,803
*# Nittetsu Steel Sheet Corp.                                           135,000            245,298
 # Nitto Boseki Co., Ltd.                                               482,000            558,930
   Nitto Electric Works, Ltd.                                             8,000             57,852
   Nitto Flour Milling Co., Ltd.                                         69,000            146,795
   Noda Corp.                                                            24,000             93,134
 # Nohmi Bosai, Ltd.                                                     86,000            383,199
   Nomura Co., Ltd.                                                      59,000            226,799
   Noritz Corp.                                                          73,000            937,162
   O-M, Ltd.                                                             36,000             45,033
*# OKK Corp.                                                             76,000             70,782
*# Obayashi Road Corp.                                                  117,000            207,250
*# Ohki Corp.                                                           128,000            146,092
 # Oita Bank, Ltd.                                                      281,000          1,303,397
   Okabe Co., Ltd.                                                       68,000            189,372
 * Oki Electric Cable Co., Ltd.                                          67,000            114,399
 * Okuma and Howa Machinery, Ltd.                                        91,000            117,157
 * Okuma Corp.                                                          176,000            392,111
 # Okumura Corp.                                                        479,000          1,876,288
   Okura Industrial Co., Ltd.                                           164,000          1,194,960
 * Omikenshi Co., Ltd.                                                   84,000             41,417
 * Ono Sokki Co., Ltd.                                                   37,000            114,865
   Onward Kashiyama Co., Ltd.                                             1,100             12,063
 # Oriental Construction Co., Ltd.                                       57,300            234,390
 # Origin Electric Co., Ltd.                                             32,000            142,001
 * Original Engineering Consultants
     Co., Ltd.                                                            8,500             38,495
   Osaka Securities Finance Co., Ltd.                                    63,000            130,004
 # Osaka Steel Co., Ltd.                                                 82,400            653,061
   Oyo Corp.                                                             65,800            428,373
 # P.S. Mitsubishi Construction Co., Ltd.                                66,700            274,060
 # Pacific Industrial Co., Ltd.                                         146,000            423,923
   PanaHome Corp.                                                       346,000          1,582,780

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Parco Co., Ltd.                                                      121,000    $       612,071
 * Penta-Ocean Construction Co., Ltd.                                   741,000            690,121
   Pentax Corp.                                                          58,000            240,961
   Piolax, Inc.                                                          25,300            322,256
 # Pokka Corp.                                                           83,000            234,934
 * Press Kogyo Co., Ltd.                                                113,000            238,340
 # Raito Kogyo Co., Ltd.                                                112,700            373,540
 # Rengo Co., Ltd.                                                      495,000          1,613,541
 * Renown, Inc.                                                         541,000            513,733
   Rheon Automatic Machinery Co., Ltd.                                   70,000            197,498
 # Rhythm Watch Co., Ltd.                                               208,000            303,871
 * Ricoh Elemex Corp.                                                    50,000            168,919
   Right On Co., Ltd.                                                    19,500            575,101
   Rikei Corp.                                                           22,000             54,237
 * Riken Electric Wire Co., Ltd.                                         25,000             25,110
 # Riken Technos Corp.                                                  134,000            381,739
   Riken Vitamin Co., Ltd.                                               41,000            524,105
   Roland Corp.                                                          42,400            514,901
 # Royal Co., Ltd.                                                       81,000            724,799
 # Ryoden Trading Co., Ltd.                                             108,000            463,477
   Ryosan Co., Ltd.                                                      98,000          1,504,182
 # Ryoyo Electro Corp.                                                   65,800            660,884
 # S Foods, Inc.                                                         29,000            198,594
   SFCG Co., Ltd.                                                        17,020          1,958,108
   SMBC Friend Securities Co., Ltd.                                     127,000            541,536
   SNT Corp.                                                             43,000            141,344
   SRL, Inc.                                                             80,000            612,856
*# SXL Corp.                                                            179,000            290,924
 # Sagami Co., Ltd.                                                     111,000            404,392
   Sakai Heavy Industries, Ltd.                                          83,000            144,750
 * Sakai Ovex Co., Ltd.                                                  88,000            129,365
 # Sakata Seed                                                           43,500            452,794
 * Sakurada Co., Ltd.                                                    36,000             28,269
   Sala Corp.                                                            76,000            303,945
   San In Godo Bank, Ltd.                                               347,000          2,569,549
 # San-Ai Oil Co., Ltd.                                                 152,000            441,344
*# Sanix, Inc.                                                           79,700            636,756
 # Sankei Building Co., Ltd.                                            113,000            339,454
   Sanki Engineering Co., Ltd.                                          159,000            807,195
   Sanko Co., Ltd.                                                       19,000             98,886
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               49,000             76,954
   Sankyo Aluminum Industry Co., Ltd.                                   130,000            456,994
 * Sankyo Seiki Manufacturing Co., Ltd.                                 179,000          1,135,911
   Sankyo Seiko Co., Ltd.                                               104,000            316,216
 # Sanoh Industrial Co., Ltd.                                            48,000            216,947
   Sanritsu Corp.                                                         6,000             38,294
 # Sanshin Electronics Co., Ltd.                                         73,000            413,924
 * Sansui Electric Co., Ltd.                                            297,000             59,660
   Sanwa Shutter Corp.                                                  359,000          1,829,091
   Sanyo Denki Co., Ltd.                                                123,000            281,894
   Sanyo Engineering & Construction,
     Inc.                                                                31,000             84,916
   Sanyo Shinpan Finance Co., Ltd.                                       19,500            569,759
 # Sanyo Special Steel Co., Ltd.                                        436,000            613,075
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              301,000            250,100
*# Sata Construction Co., Ltd.,
     Gumma                                                              106,000             94,850
 # Sato Shoji Corp.                                                      49,000            185,226
   Satori Electric Co., Ltd.                                             26,300            316,983
   Seika Corp.                                                           75,000    $       102,036
*# Seikitokyu Kogyo Co., Ltd.                                           153,000            148,083
 # Seiren Co., Ltd.                                                      85,000            477,310
 # Sekisui Jushi Co., Ltd.                                              101,000            430,670
 # Sekisui Plastics Co., Ltd.                                           209,000            467,540
 * Sekonic Corp.                                                         30,000             41,910
 # Senko Co., Ltd.                                                      180,000            451,972
   Senshukai Co., Ltd.                                                   88,000            923,229
   Shaddy Co., Ltd.                                                       9,100             85,915
 # Shibusawa Warehouse Co., Ltd.                                        148,000            298,649
   Shibuya Kogyo Co., Ltd.                                               41,000            350,776
   Shiga Bank, Ltd.                                                     246,000            954,620
*# Shikibo, Ltd.                                                        206,000            236,998
 # Shikoku Coca-Cola Bottling Co., Ltd.                                  46,600            462,511
   Shimizu Bank, Ltd.                                                    10,300            480,579
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                50,620            194,123
   Shinagawa Refractories Co., Ltd.                                     126,000            251,954
*# Shindengen Electric Manufacturing
     Co., Ltd.                                                          158,000            419,814
 # Shinki Co., Ltd.                                                      92,400            326,505
 # Shinko Shoji Co., Ltd.                                                52,000            279,657
 # Shinmaywa Industries, Ltd.                                           245,000            722,562
 * Shiraishi Corp.                                                        5,000              8,446
   Shizuki Electric Co., Inc.                                            62,000            130,771
 # Sho-Bond Corp.                                                        59,700            295,447
   Shobunsha Publications, Inc.                                          23,100            291,070
   Shoei Foods Corp.                                                     29,000            115,184
   Showa Aircraft Industry Co., Ltd.                                     57,000            188,474
*# Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                     425,000            500,594
 # Showa Highpolymer Co., Ltd.                                          106,000            264,226
   Showa Sangyo Co., Ltd.                                               146,000            302,611
   Sinanen Co., Ltd.                                                     90,000            378,013
 # Sintokogio, Ltd., Nagoya                                             151,000            420,517
 * Snow Brand Milk Products Co., Ltd.                                   353,500          1,039,326
   Snow Brand Seed Co., Ltd.                                             48,000            146,823
   Soda Nikka Co., Ltd.                                                  62,000            105,296
 * Software Research Associates, Inc.                                    12,400             81,293
 * Sokkisha Co., Ltd.                                                    54,000             72,973
   Somar Corpor                                                          25,000             40,175
   Sonton Food Industry Co., Ltd.                                        36,000            275,128
   Sotoh Co., Ltd.                                                       26,000            213,185
 # Space Co., Ltd.                                                       26,200            169,133
 # Subaru Enterprise Co., Ltd.                                           51,000            147,617
*# Suminoe Textile Co., Ltd.                                            163,000            244,083
 # Sumitomo Densetsu Co., Ltd.                                           70,400            187,056
   Sumitomo Metal Industries, Ltd.
     Osaka                                                               20,000             17,166
   Sumitomo Osaka Cement Co., Ltd.                                      845,000          1,504,520
 # Sumitomo Pipe & Tube Co., Ltd.                                        68,000            139,701
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               109,000            293,599
   Sumitomo Seika Chemicals Co., Ltd.                                    10,000             23,466
   Sumitomo Special Metals Co., Ltd.                                     53,000            581,684
 # Sumitomo Warehouse Co., Ltd.                                         284,000            754,602
*# Sun Wave Corp.                                                        96,000            338,349
 # SunTelephone Co., Ltd.                                                99,000            377,849
 * Suzutan Co., Ltd.                                                    112,000            130,898
   TOC Co., Ltd.                                                         39,000            210,455
 # TYK Corp.                                                             93,000            170,681

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tabai Espec Corp.                                                     32,000    $       334,551
   Tachikawa Corp.                                                       32,000            157,779
   Tachi-S Co., Ltd.                                                     49,400            342,805
 # Tadano, Ltd.                                                         267,000            821,576
   Taihei Dengyo Kaisha, Ltd.                                            85,000            234,386
*# Taihei Kogyo Co., Ltd.                                               151,000            157,177
*# Taiheiyo Kouhatsu, Inc.                                              128,000             99,343
   Taiho Kogyo Co., Ltd.                                                 49,200            402,513
   Taikisha, Ltd.                                                        60,000            667,275
 # Taisei Rotec Corp.                                                   237,000            352,730
*# Taisei U-lec Co., Ltd.                                               175,000            257,259
   Taiyo Toyo Sanso Co., Ltd.                                           164,000            458,218
   Takada Kiko Co., Ltd.                                                 56,000            226,516
 * Takagi Securities Co., Ltd.                                          116,000            278,561
   Takano Co., Ltd.                                                      13,900            172,608
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        117,000            136,742
*# Taka-Q Co., Ltd.                                                      96,000             95,544
   Takara Standard Co., Ltd.                                            288,000          1,330,607
   Takasago Thermal Engineering Co.,
     Ltd.                                                               176,000            967,422
 * Takashima & Co., Ltd.                                                 43,000             69,887
   Takigami Steel Construction Co., Ltd.                                 53,000            212,929
 # Takiron Co., Ltd.                                                    199,000            617,787
   Takuma Co., Ltd.                                                     173,000            905,123
 # Tamura Corp.                                                         123,000            440,248
 * Tamura Electric Works, Ltd.                                           70,000            221,147
   Tasaki Shinju Co., Ltd.                                               77,000            229,200
   Tatsuta Electric Wire & Cable Co., Ltd.                              150,000            199,964
 # Tayca Corp.                                                          128,000            330,752
*# Teac Corp.                                                           137,000            192,641
   Techno Ryowa, Ltd.                                                    36,200            147,087
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                59,000            423,968
 # Teikoku Tsushin Kogyo Co., Ltd.                                       63,000            215,714
 # Tekken Corp.                                                         310,000            413,258
 # Ten Allied Co., Ltd.                                                  47,200            168,079
   Tenma Corp.                                                           68,000            646,969
   Teraoka Seisakusho Co., Ltd.                                          26,000            249,270
   Tetra Co., Ltd., Tokyo                                                56,000            102,776
 # The Nisshin Oillio Group, Ltd.                                       338,000            839,445
   Tigers Polymer Corp.                                                  39,000            136,742
 * Titan Kogyo KK                                                        65,000             83,090
 # Toa Corp.                                                            409,000            463,075
 # Toa Doro Kogyo Co., Ltd.                                              96,000            175,310
 * Toabo Corp.                                                          134,000             63,623
 # Toagosei Co., Ltd.                                                   419,693            793,247
*# Tobu Store Co., Ltd.                                                 131,000            214,107
   Tochigi Bank, Ltd.                                                    74,000            389,865
 # Tochigi Fuji Industrial Co., Ltd.                                     91,000            228,497
   Toda Corp.                                                           976,000          2,432,871
 # Toda Kogyo Corp.                                                     142,000            592,531
 # Todentu Corp.                                                         77,000            145,535
 # Toenec Corp.                                                         198,000            589,372
   Tohcello Co., Ltd.                                                    59,000            138,988
   Toho Real Estate Co., Ltd.                                            76,000            283,820
   Toho Zinc Co., Ltd.                                                  186,000            302,301
   Tohoku Bank, Ltd.                                                      9,000             17,175
   Tohoku Misawa Homes Co., Ltd.                                         16,500             67,495
   Tohoku Pioneer Corp.                                                  39,000            623,530
   Tohoku Telecommunications
     Construction Co., Ltd.                                              34,000    $        85,993
 # Tohto Suisan Co., Ltd.                                               100,000            157,049
   Tokai Carbon Co., Ltd.                                               301,000            750,301
 * Tokai Kanko Co., Ltd.                                                141,000             38,623
 * Tokai Konetsu Kogyo Co., Ltd.                                         29,000             60,108
 * Tokai Lease Co., Ltd.                                                 32,000             27,757
*# Tokai Senko KK, Nagoya                                               118,000            106,665
 * Tokai Tokyo Securities Co., Ltd.                                     436,000            943,499
 # Tokico, Ltd.                                                         195,000            486,076
   Toko Electric Corp.                                                   45,000            117,102
 # Toko, Inc.                                                           192,000            517,166
 # Tokushu Paper Manufacturing Co.,
     Ltd.                                                               136,000            497,955
   Tokyo Biso Kogyo Corp.                                                19,000             93,855
   Tokyo Denpa Co., Ltd.                                                  3,500             62,317
   Tokyo Dome Corp.                                                     333,000          1,000,338
 # Tokyo Energy & Systems, Inc.                                          90,000            287,619
*# Tokyo Rope Manufacturing Co., Ltd.                                   333,000            316,216
   Tokyo Sangyo Co., Ltd.                                                55,500            147,973
   Tokyo Soir Co., Ltd.                                                  44,000            111,286
   Tokyo Steel Manufacturing Co., Ltd.                                  281,000          2,211,669
   Tokyo Style Co., Ltd.                                                 30,000            289,810
   Tokyo Tatemono Co., Ltd.                                             468,000          1,918,664
 # Tokyotokeiba Co., Ltd.                                               319,000            369,914
 # Tokyu Store Chain Corp.                                              110,000            407,779
   Toli Corp.                                                           118,000            210,099
 # Tomoe Corp.                                                           83,000            113,678
 # Tomoku Co., Ltd.                                                     213,000            396,750
 # Tonami Transportation Co., Ltd.                                      206,000            560,519
 # Topcon Corp.                                                         126,000            836,395
   Topre Corp.                                                          110,000            683,985
   Torigoe Co., Ltd.                                                     50,000            170,745
 # Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         82,000            384,843
 # Toshiba Plant Kensetsu Co., Ltd.                                     139,000            375,676
   Toshiba TEC Corp.                                                    434,000          1,593,024
   Toshiba Tungaloy Co., Ltd.                                           100,000            440,102
 # Tosho Printing Co., Ltd.                                             115,000            322,361
   Totenko Co., Ltd.                                                     50,000             96,786
 # Totetsu Kogyo Co., Ltd.                                               95,000            264,564
 * Totoku Electric Co., Ltd., Tokyo                                      86,000            104,438
*# Towa Real Estate Development Co.,
     Ltd.                                                                90,500            147,914
   Toyo Bussan Co., Ltd.                                                 34,800            263,733
 * Toyo Communication Equipment Co.,
     Ltd.                                                                77,000            322,708
*# Toyo Construction Co., Ltd.                                          423,000            281,949
   Toyo Electric Co., Ltd.                                               41,000            128,780
 # Toyo Ink Manufacturing Co., Ltd.                                     221,000            756,711
 * Toyo Kanetsu KK                                                      240,000            282,688
 # Toyo Kohan Co., Ltd.                                                 206,000            569,923
*# Toyo Securities Co., Ltd.                                            197,000            523,439
 # Toyo Wharf & Warehouse Co., Ltd.                                     159,000            242,449
 # Toyoda Machine Works, Ltd.                                           262,000          1,322,918
 * Trans Cosmos, Inc.                                                    50,000          1,182,433
   Tsubakimoto Kogyo Co., Ltd.                                           15,000             24,653
   Tsudakoma Corp.                                                      118,000            322,151
 * Tsugami Corp.                                                        222,000            379,054
 * Tsukamoto Co., Ltd.                                                   49,000             57,715

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tsukishima Kikai Co., Ltd.                                            51,000    $       289,646
 # Tsurumi Manufacturing Co., Ltd.                                       54,000            275,621
 # Tsutsunaka Plastic Industry Co., Ltd.                                 95,000            305,332
 * Tsuzuki Denki Co., Ltd.                                               50,000            139,701
   Tsuzuki Densan Co., Ltd.                                              17,300             60,657
 # U-Shin, Ltd.                                                          50,000            204,985
   U.Store Co., Ltd.                                                      7,000             56,885
   Ube Material Industries, Ltd.                                        166,000            280,405
   Uchida Yoko Co., Ltd.                                                101,000            373,493
 # Ueki Corp.                                                            85,000            144,357
 # Wakachiku Construction Co., Ltd.                                     237,000            251,023
   Wakodo Co., Ltd.                                                         200              5,880
 # Warabeya Nichiyo Co., Ltd.                                             9,300            127,374
 * Yachiyo Musen Denki Co., Ltd.                                          9,000             41,499
   Yahagi Construction Co., Ltd.                                         41,000            143,380
   Yamaichi Electronics Co., Ltd.                                        14,500            153,579
 # Yamamura Glass Co., Ltd.                                             285,000            468,408
   Yamanashi Chuo Bank, Ltd.                                            361,000          1,549,215
   Yamatake-Honeywell Co., Ltd.                                         107,000            837,281
 * Yamatane Corp.                                                       132,000            157,889
   Yamato Corp.                                                          42,000            148,411
   Yamato International, Inc.                                            72,000            274,799
   Yamato Kogyo Co., Ltd.                                               174,000          1,231,282
   Yamaura Corp.                                                         12,000             36,377
   Yasuda Warehouse Co., Ltd.                                            60,000            214,207
 * Ye Data, Inc.                                                         34,000             73,265
 # Yellow Hat, Ltd., Tokyo                                               63,000            526,918
 # Yodogawa Steel Works, Ltd.                                           519,000          1,615,952
 # Yokogawa Bridge Corp.                                                 90,000            347,608
 # Yokohama Reito Co., Ltd.                                             117,000            583,291
 # Yondenko Corp.                                                       108,650            427,576
   Yonex Co., Ltd.                                                       45,000            221,877
   Yorozu Corp.                                                          41,800            284,341
   Yuasa Corp.                                                          181,000            345,407
   Yuasa Funashoku Co., Ltd.                                            100,000            184,441
 * Yuken Kogyo Co., Ltd.                                                 55,000             87,381
   Yuki Gosei Kogyo Co., Ltd.                                            45,000            109,295
   Yuraku Real Estate Co., Ltd.                                          90,000            201,333
 # Yurtec Corp.                                                         166,000            598,704
   Yushiro Chemical Industry Co., Ltd.                                   31,000            240,595
 # Zenchiku Co., Ltd.                                                   122,000            189,372
   i-LOGISTICS Corp.                                                     69,000            107,104
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $295,435,143)                                                                 289,378,291
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $3,644,662)                                                                   3,636,440
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $299,079,805)                                                                 293,014,731
                                                                                   ---------------
UNITED KINGDOM -- (14.1%)
COMMON STOCKS -- (13.4%)
   4imprint P.L.C.                                                       61,730             89,181
   600 Group P.L.C.                                                     155,890            162,877
   AGA Food Service Group P.L.C.                                        366,000          1,476,111
   AIM Group P.L.C.                                                      32,556             51,793
 * API Group P.L.C.                                                     129,000            157,523
   Abbeycrest P.L.C.                                                     70,000             81,264
   Aberdeen Asset Management P.L.C.                                     417,000            588,092
 * Adam & Harvey Group P.L.C.                                             8,000    $           275
 * Advanced Medical Solutions P.L.C.                                    254,000             42,593
 * Airflow Streamlines P.L.C.                                            19,305             18,925
   Airsprung Furniture Group P.L.C.                                      80,900             97,396
*# Airtours P.L.C.                                                    1,168,000            231,013
   Alexandra P.L.C.                                                      71,553            106,448
   Allen P.L.C.                                                          15,000             94,808
   Alphameric P.L.C.                                                    375,000            564,332
   Alumasc Group P.L.C.                                                 150,000            410,188
   Amberley Group P.L.C.                                                 71,000              9,464
   Amstrad P.L.C.                                                        74,125            170,193
   Anglo Eastern Plantations P.L.C.                                      93,195            236,418
   Anglo Pacific Group P.L.C.                                           253,000            204,509
 * Anite Group P.L.C.                                                   656,160            555,790
 * Applied Optical Technologies P.L.C.                                  100,000             46,006
 * Arc International PLC                                                500,000            152,638
 * Arena Leisure P.L.C.                                                 645,000            449,272
 * Argonaut Games, Ltd.                                                 159,000             19,142
   Armour Group P.L.C.                                                  225,000            211,866
   Arriva P.L.C.                                                        112,920            746,728
 * Ashtead Group P.L.C.                                                 773,902            216,289
   Ashtenne Holdings P.L.C.                                             256,500          1,343,290
 * Aston Villa P.L.C.                                                    10,000             28,034
   Atkins Ws P.L.C.                                                      25,000            188,755
   Austin Reed Group P.L.C.                                             138,001            332,281
   Autologic Holdings P.L.C.                                            173,000            952,119
   Avesco P.L.C.                                                         49,671            120,026
   Avon Rubber P.L.C.                                                    59,810            226,818
   BSS Group P.L.C.                                                      83,203            804,927
 * BTG P.L.C.                                                           171,000            573,490
   Babcock International Group P.L.C.                                   458,333          1,016,871
   Baggeridge Brick P.L.C.                                               96,100            221,474
 * Baltimore Technologies P.L.C.                                        119,000             73,679
   Beale P.L.C.                                                          29,000             44,889
   Beattie (James) P.L.C.                                               205,000            458,345
 * Bede P.L.C.                                                          120,000             58,304
   Bellway P.L.C.                                                       150,000          1,754,265
   Benchmark Group P.L.C.                                               383,600          1,603,171
 * Bizspace P.L.C.                                                       34,782             19,741
   Black Arrow Group P.L.C.                                              35,000             37,321
   Blacks Leisure Group P.L.C.                                            5,018             29,559
 * Blagden Industries P.L.C.                                            181,983                  0
   Body Shop International P.L.C.                                       180,000            377,683
   Bodycote International P.L.C.                                        612,040          1,757,889
 * Boosey & Hawkes P.L.C.                                                29,000            107,234
   Boot (Henry) P.L.C.                                                   61,000            351,455
   Brammer (H.) P.L.C.                                                  123,082            334,462
   Brewin Dolphin Holdings P.L.C.                                       272,000            404,651
   Bristol Water Holdings P.L.C.                                         20,000            100,268
 * Britannic P.L.C.                                                     377,700          1,727,920
 * British Biotech P.L.C.                                               132,072            179,446
   British Polythene Industries P.L.C.                                   33,960            174,636
   British Vita P.L.C.                                                  216,100            966,325
   Burndene Investments P.L.C.                                          229,402            301,824
   Burtonwood Brewery P.L.C.                                             50,750            288,908
   CD Bramall P.L.C.                                                    170,720          1,313,931
 * CLS Holdings P.L.C.                                                  379,181          1,770,564
   Caffyns P.L.C.                                                         4,800             48,707
 * Cairn Energy P.L.C.                                                  125,290            855,465
 * Cape P.L.C.                                                          237,482            261,400
   Capital & Regional P.L.C.                                            194,084          1,295,140

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Carbo PLC                                                             34,200    $         9,999
   Carclo P.L.C.                                                        198,599            133,210
   Carr's Milling Industries P.L.C.                                      17,313             92,008
   Castings P.L.C.                                                       40,000            123,830
 * Cenes Pharmaceuticals P.L.C.                                         250,000             37,622
   Chapelthorpe P.L.C.                                                  506,068            141,435
 * Che Group P.L.C.                                                      37,061             24,859
 * Chorion P.L.C.                                                         2,920              9,743
   Churchill China P.L.C.                                                30,000             93,389
   Clarkson (Horace) P.L.C.                                              75,061            547,363
   Clinton Cards P.L.C.                                                 292,245            459,900
   Colefax Group P.L.C.                                                  96,000            140,341
   Communisis P.L.C.                                                    569,000            895,423
   Compel Group P.L.C.                                                   73,000             92,279
 * Cookson Group P.L.C.                                               4,545,789          2,853,627
   Coral Products P.L.C.                                                 50,000             47,726
 * Corporate Services Group P.L.C.                                    1,192,000            217,821
   Cosalt P.L.C.                                                         20,000            126,066
   Countryside Property P.L.C.                                          310,975            968,053
   Courts P.L.C.                                                        141,633            667,437
 * Cox Insurance Holdings P.L.C.                                        381,500            488,817
 * Cradley Group Holdings P.L.C.                                         38,466              4,879
 * Creightons P.L.C.                                                    250,000             11,824
   Crest Nicholson P.L.C.                                               545,000          2,802,611
   Cropper (James) P.L.C.                                                14,000             39,729
   DRS Data Research Services P.L.C.                                     51,000             61,399
   DTZ Holdings P.L.C.                                                  113,023            240,065
   Daejan Holdings P.L.C.                                                52,500          1,699,767
 * Dana Petroleum P.L.C.                                                174,050            672,025
 * Dawson International P.L.C.                                          303,194             67,789
   DeVere Group P.L.C.                                                  276,542          1,854,901
   Delta P.L.C.                                                         437,005            620,062
   Derwent Valley Holdings P.L.C.                                       168,000          2,161,255
   Development Securities P.L.C.                                         70,000            428,591
   Diagonal P.L.C.                                                      342,000            279,393
 * Dickinson Legg Group P.L.C.                                            8,648              4,797
 * Dimension Data Holdings P.L.C.                                     2,992,147          1,904,056
   Diploma P.L.C.                                                       143,039          1,116,877
 * Dowding & Mills P.L.C.                                               331,300             55,555
   Dyson Group P.L.C.                                                   150,000            693,967
   East Surrey Holdings P.L.C.                                           45,000            235,278
 * Easynet Group P.L.C.                                                  71,000            146,533
   Eldridge Pope & Co. P.L.C.                                            53,000            153,593
   Eleco P.L.C.                                                          68,900             37,920
   Electronic Data Processing P.L.C.                                     55,900             68,741
 * Elementis P.L.C.                                                   1,018,892            560,755
 * Emerald Energy P.L.C.                                              2,700,000             24,611
 * Emess P.L.C.                                                         384,910             67,027
   Ennstone P.L.C.                                                      433,843            291,000
 * Enodis P.L.C.                                                        718,000          1,055,810
 * Entertainment Rights P.L.C.                                          585,000            137,084
   Estates & General P.L.C.                                             115,000            325,356
   Eurocopy P.L.C.                                                      156,700             98,369
 * Eurodis Electron P.L.C.                                              637,850            161,810
   European Colour P.L.C.                                               100,000             30,098
   European Motor Holdings P.L.C.                                       271,675            801,325
 * Evans of Leeds Contingent Units
     P.L.C.                                                             238,000                  0
 * FII Group P.L.C.                                                     104,900             12,178
   FKI P.L.C.                                                           667,689          1,263,171
   Fenner P.L.C.                                                        222,000            339,811
 * Ferguson International Holdings
     P.L.C.                                                              88,836    $        53,475
   Ferraris Group P.L.C.                                                 48,375            121,470
 * Fibernet Group P.L.C.                                                221,000            385,792
   Filtronic P.L.C.                                                     148,618          1,127,211
   Financial Objects P.L.C.                                              46,000             21,361
   First Technology P.L.C.                                              150,000            763,621
   Fisher (James) & Sons P.L.C.                                         255,000          1,118,344
   Fortress Holdings P.L.C.                                             200,000             90,293
   Freeport Leisure P.L.C.                                              193,680          1,252,471
   Fuller, Smith & Turner P.L.C.
     Series A                                                           87,000            886,549
   Fulmar P.L.C.                                                        107,500            146,984
 * Future Network P.L.C.                                                669,770            728,587
   GB Group P.L.C.                                                      171,000             69,848
   Galliford Try P.L.C.                                                 646,740            475,511
   Game Group P.L.C.                                                    347,000            375,980
   Gaming International P.L.C.                                           10,000              6,277
 * Garton Engineering P.L.C.                                              6,000                  0
 * Gaskell P.L.C.                                                        40,000             15,479
 * Georgica P.L.C.                                                      124,719            167,310
   Gleeson (M.J.) Group P.L.C.                                           46,829          1,004,733
   Goodwin P.L.C.                                                         5,000             19,477
   Gowrings P.L.C.                                                       15,000             15,866
   Great Portland Estates P.L.C.                                        436,565          1,817,019
   Greene King P.L.C.                                                   135,026          1,942,578
 * Greenwich Resources P.L.C.                                           312,000             10,732
   Guiness Peat Group P.L.C.                                              1,431              1,612
 * Gyrus Group P.L.C.                                                   222,151            632,327
   Halstead (James) Group P.L.C.                                         79,267            463,518
 * Hampson Industries P.L.C.                                            350,000             82,769
 * Hampton Trust P.L.C.                                                 200,491             12,931
   Hardys & Hansons P.L.C.                                               96,200            713,095
 * Hartstone Group P.L.C.                                             1,022,431             16,705
 * Harvey Nash Group P.L.C.                                             100,000            137,589
 * Hawtin P.L.C.                                                        150,000             21,928
   Haynes Publishing Group P.L.C.                                        23,932            133,770
   Headway P.L.C.                                                        25,000             39,557
   Helical Bar P.L.C.                                                    67,500            873,585
   Henlys Group P.L.C.                                                  190,155            294,337
   Hercules Property Services P.L.C.                                     38,000            146,395
   Heywood Williams Group P.L.C.                                        190,000            272,857
   Highbury House Communications
     P.L.C.                                                             705,009            297,068
   Highway Insurance Holdings P.L.C.                                    449,305            299,439
   Hill & Smith Holdings P.L.C.                                          74,890            123,649
   Hitachi Capital (UK) P.L.C.                                           86,500            308,695
   Homestyle Group P.L.C.                                               158,000            347,826
   House of Fraser P.L.C.                                               544,650            915,650
   Hunting P.L.C.                                                       238,211            401,498
 * IAF Group P.L.C.                                                      66,500              8,292
 * IQE P.L.C.                                                           200,500             62,070
   Incepta Group P.L.C.                                                 277,349            517,549
   Infast Group P.L.C.                                                  437,000            187,896
 * Intec Telecom Systems P.L.C.                                         409,000            485,364
   Intelek P.L.C.                                                       109,250             20,668
 * Inveresk P.L.C.                                                      186,750             58,616
   JKX Oil and Gas P.L.C.                                               757,000            556,579
   Jarvis Hotels P.L.C.                                                 400,000          1,028,481
 * Jarvis Porter Group P.L.C.                                            51,000             17,104
   Johnson Service Group P.L.C.                                          37,000            220,177

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Johnston Group P.L.C.                                                 21,000    $       116,117
   Joseph (Leopold) Holdings P.L.C.                                       9,000            133,118
   KBC Advanced Technologies P.L.C.                                     183,000            116,452
 * Kalamazoo Computer Group P.L.C.                                       12,200                577
 * Kewill Systems P.L.C.                                                 60,000             58,819
 * Kingston Communications P.L.C.                                       897,362          1,018,607
 * Knowledge Support Systems Group
     P.L.C.                                                             136,000              1,871
   Laing (John) P.L.C.                                                  226,209            684,727
   Laird Group P.L.C.                                                   216,800          1,014,199
   Lambert Howarth Group P.L.C.                                          46,073            206,815
 * Lamont Holdings P.L.C.                                               100,000              1,075
 * Laura Ashley Holdings P.L.C.                                         375,000             77,394
   Lavendon Group P.L.C.                                                107,892            246,795
 * Leeds Group P.L.C.                                                   241,639             74,806
   Linton Park P.L.C.                                                    30,500            212,447
   Litho Supplies P.L.C.                                                 70,000             55,982
   London Bridge Software Holdings
     P.L.C.                                                             654,000            545,525
   London Industrial P.L.C.                                              38,822            926,416
   London Merchant Securities P.L.C.                                    536,222          1,503,237
   Lookers P.L.C.                                                       168,983            761,447
   Low & Bonar P.L.C.                                                   401,000            520,699
   Luminar P.L.C.                                                       172,000          1,178,832
   Lupus Capital P.L.C.                                                 192,000             26,417
   MS International P.L.C.                                               49,000             31,181
   MSB International P.L.C.                                              36,000             50,461
   Macfarlane Group P.L.C.                                              397,151            157,101
   Macro 4 P.L.C.                                                        44,820             94,043
   Mallett P.L.C.                                                        25,000            115,876
   Management Consulting Group
     P.L.C.                                                             405,000            177,619
   Manganese Bronze Holdings P.L.C.                                      38,000            118,619
 * Marlborough Stirling P.L.C.                                          404,000            335,254
 * Martin International Holdings P.L.C.                                 226,800             64,361
 * Marylebone Warwick Balfour Group
     P.L.C.                                                             235,176            219,426
   Mayborn Group P.L.C.                                                  50,000            170,697
   Mayflower Corp. P.L.C.                                             1,443,000            781,757
   McAlpine (Alfred) P.L.C.                                             239,680          1,163,485
   McKay Securities P.L.C.                                              105,000            325,055
   McLeod Russell Holdings P.L.C.                                        88,790             29,396
 * Medical Solutions P.L.C.                                              61,000             51,145
 * Medisys P.L.C.                                                       700,000            150,488
   Mentmore P.L.C.                                                      429,380            657,244
   Merrydown P.L.C.                                                      94,172            132,000
   Mersey Docks & Harbour Co. P.L.C.                                    139,650          1,523,939
   Metalrax Group P.L.C.                                                200,000            292,378
   Mice Group P.L.C.                                                    245,000            322,346
 * Microgen P.L.C.                                                      237,728            173,766
 * Mid-States P.L.C.                                                     50,000             10,964
   Minerva P.L.C.                                                       364,466          1,328,887
   Molins P.L.C.                                                         76,600            449,240
   Montpellier Group P.L.C.                                              14,000              9,451
 * Morgan Crucible Company P.L.C.                                       547,729          1,292,925
   Moss Brothers Group P.L.C.                                           258,000            249,596
 * Mothercare P.L.C.                                                    118,326            644,094
   Mowlem (John) & Co. P.L.C.                                           311,187          1,113,217
   Mucklow (A & J) Group P.L.C.                                         190,000            865,954
   NHP P.L.C.                                                           192,665            469,700
 * NSB Retail P.L.C.                                                    724,000            193,004
 * NXT P.L.C.                                                            48,000    $        81,728
 * Nettec P.L.C.                                                        220,000             26,013
   Nichols P.L.C.                                                        48,000            112,686
 * Noble Investments (UK) P.L.C.                                            300                163
   Northamber P.L.C.                                                     23,000             25,712
 * OM2000 P.L.C.                                                         48,000                  0
   Owen (H.R.) P.L.C.                                                    79,333            238,775
   Oxford Instruments P.L.C.                                            157,438            491,452
 * PPL Therapeutics P.L.C.                                               58,764              4,548
   PZ Cuzzons P.L.C.                                                     40,000            748,487
 * Pace Micro Technology P.L.C.                                         616,176            604,053
   Panther Securities P.L.C.                                             40,000            124,862
   Parity Group P.L.C.                                                  420,000             88,487
 * Partridge Fine Arts P.L.C.                                            33,000             42,283
   Pendragon P.L.C.                                                     237,500            786,302
   Penna Consulting P.L.C.                                               25,000             49,231
   Peterhouse Group P.L.C.                                               65,000            146,447
 * Pharmagene P.L.C.                                                    136,000            159,053
 * Photo-Me International P.L.C.                                        414,000            733,386
 * Pilkingtons Tiles Group P.L.C.                                       170,000             10,233
   Pillar Property P.L.C.                                               310,545          2,723,892
   Pittards P.L.C.                                                       39,000             40,580
 * Plantation & General P.L.C.                                           64,601             18,332
 * Plasmon P.L.C.                                                        59,000            220,195
   Portmeirion Group P.L.C.                                              16,044             49,668
   Porvair P.L.C.                                                        98,000            279,788
 * Premier Oil P.L.C.                                                   262,833          1,896,300
 * Pressac P.L.C.                                                       250,000             94,593
   Primary Health Properties P.L.C.                                      35,918            133,741
 * Probus Estates P.L.C.                                                416,666             10,212
 * Psion P.L.C.                                                         199,785            267,152
 * QA P.L.C.                                                             40,000              3,612
 * Quays Group P.L.C.                                                    71,000              7,327
 * Queens Moat Houses P.L.C.                                            559,000             81,720
   Quintain Estates & Development
     P.L.C.                                                             281,696          1,647,232
   RAC P.L.C.                                                           215,033          2,034,056
   RJB Mining P.L.C.                                                    500,000          1,031,921
   Radamec Group P.L.C.                                                  20,000             13,243
   Ransom (William) & Son P.L.C.                                        115,000             74,169
 * Redbus Imterhouse P.L.C.                                             329,000             43,145
 * Redstone P.L.C.                                                      621,000            109,474
   Reg Vardy P.L.C.                                                     101,000            786,891
   Renold P.L.C.                                                        338,000            485,398
   Rowe Evans Investments P.L.C.                                         95,900            249,877
 * Royal Doulton P.L.C.                                                 588,000             48,036
   Rugby Estates P.L.C.                                                  43,000            190,802
   Rutland Trust P.L.C.                                                 182,210            108,899
   S & U P.L.C.                                                           7,000             58,389
 * SDL P.L.C.                                                           117,000            147,900
 * SFI Group P.L.C.                                                      79,000             42,120
 * Safeland P.L.C.                                                      100,000             87,713
   Sanctuary Group P.L.C.                                               529,000            452,631
   Savills P.L.C.                                                        90,000            457,399
   Scapa Group P.L.C.                                                   502,600            242,034
   Senior P.L.C.                                                        726,000            427,654
   Shaftesbury P.L.C.                                                   315,954          1,369,366
   Sherwood Group P.L.C.                                                135,000             22,057
   Shiloh P.L.C.                                                         11,000             27,432
 * ShopRite Group P.L.C.                                                146,000             33,899
   Simon Engineering P.L.C.                                             353,847            261,685

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sinclair (William) Holdings P.L.C.                                    40,000    $        51,596
   Singer & Friedlander Group P.L.C.                                    599,630          2,150,228
   Sirdar P.L.C.                                                        219,721            264,524
   Smart (J.) & Co. (Contractors) P.L.C.                                  8,000             68,107
   Smith (David S.) Holdings P.L.C.                                     415,000          1,125,933
   Smith (James) Estates P.L.C.                                          95,000            472,190
 * Soco International P.L.C.                                              5,000             22,917
   Somerfield P.L.C.                                                  1,553,301          3,332,662
 * Spirent P.L.C.                                                     2,120,832          2,407,384
   Spring Group P.L.C.                                                  200,000            395,570
   St. Ives P.L.C.                                                        4,688             31,928
   St. Modwen Properties P.L.C.                                         214,000            951,414
   Staffware P.L.C.                                                      10,000            106,632
   Stagecoach Holdings P.L.C.                                         2,695,087          3,754,507
   Stanley (Charles) Group P.L.C.                                       150,000            599,804
   Stanley Leisure Organisation P.L.C.                                  299,277          2,033,132
   Stylo P.L.C.                                                           5,293              3,323
   Swallowfield P.L.C.                                                   25,000             34,182
   Swan Hill Group P.L.C.                                               125,337            173,528
   Syltone P.L.C.                                                        29,000             90,775
   TT Group P.L.C.                                                      365,623            726,291
 * Tadpole Technology P.L.C.                                            296,000             60,453
 * Tandem Group P.L.C.                                                  472,000                  0
   Taylor Woodrow P.L.C.                                                 74,632            306,774
   Tbi P.L.C.                                                           221,000            225,204
   Telemetrix P.L.C.                                                    143,000            349,236
 * Telspec P.L.C.                                                        47,000             13,742
 * Terence Chapman Group P.L.C.                                          62,500              2,687
   Tex Holdings P.L.C.                                                   11,000             31,310
   The Big Food Group P.L.C.                                            835,321          1,939,466
   The Cardiff Property P.L.C.                                            4,000             38,009
 * The Innovation Group P.L.C.                                          889,000            317,260
   The Malcolm Group P.L.C.                                             128,096            175,145
   Thorpe (F.W.) P.L.C.                                                  15,000             46,178
 * Thus Group P.L.C.                                                  3,796,407          2,105,705
   Tinsley (Eliza) Group P.L.C.                                          27,781             17,678
   Tops Estates P.L.C.                                                  106,557            447,164
 * Torotrak P.L.C.                                                      167,000            188,128
 * Tottenham Hotspur P.L.C.                                             146,000             60,264
   Town Centre Securities (New) P.L.C.                                  227,419            792,040
 * Trafficmaster P.L.C.                                                 300,000            233,472
   Transport Development Group P.L.C.                                   305,256          1,010,625
   Treatt P.L.C.                                                         15,000             50,951
   UCM Group P.L.C.                                                      46,000             65,269
   Umeco P.L.C.                                                          59,000            348,557
   Uniq P.L.C.                                                          416,200          1,460,250
   Unite Group P.L.C.                                                   255,540            683,415
 * Urbium P.L.C.                                                          1,752             11,932
 * Vega Group P.L.C.                                                     14,000             31,422
   Vibroplant P.L.C.                                                    185,000            424,764
   Victoria Carpet Holdings P.L.C.                                       12,000             75,537
   Vislink P.L.C.                                                       195,374             72,244
 * Volex Group P.L.C.                                                   130,000            305,191
   Vtr P.L.C.                                                            13,000             18,669
   WPP Group P.L.C.                                                       3,014             28,873
   WSP Group P.L.C.                                                     141,000            430,440
   Wagon Industrial Holdings P.L.C.                                     218,000            641,132
 * Walker Greenbank P.L.C.                                              144,910             34,269
   Warner Estate Holdings P.L.C.                                        119,891            912,420
 * Waterdorm P.L.C.                                                      70,000                  0
   Waterman Partnership Holdings
     P.L.C.                                                              50,263    $        63,105
   Wembley P.L.C.                                                       136,000          1,312,190
   Westbury P.L.C.                                                      269,622          1,769,070
   Whatman P.L.C.                                                       250,000            659,999
   Whitehead Mann Group P.L.C.                                           22,000            119,754
   Wilmington Group P.L.C.                                               37,000             62,044
   Wilshaw P.L.C.                                                        28,000              6,501
   Wintrust P.L.C.                                                       24,000            205,352
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             162,659          2,105,134
   Woolworths Group P.L.C.                                              882,522            656,458
   Wyevale Garden Centres P.L.C.                                        213,344          1,220,021
   Wyndeham Press Group P.L.C.                                           97,000            162,657
 * XAAR P.L.C.                                                          150,000            125,120
   XANSA P.L.C.                                                         750,193          1,177,338
 * Xenova Group P.L.C.                                                  544,782            105,407
   Yates Brothers Wine Lodges P.L.C.                                    147,458            244,732
 * Yorkshire Group P.L.C.                                               117,096             13,594
   Young & Co's Brewery P.L.C
     Class A                                                              5,000             79,544
   Zetters Group P.L.C.                                                  50,500            105,093
   Zotefoams P.L.C.                                                     139,800            186,339
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $120,450,307)                                                                 167,847,357
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * British Pound Sterling
     (Cost $8,874,941)                                                                   8,869,565
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements -- Audemars
     Piguet                                                              81,758                  0
 * Xenova Group P.L.C. Rights                                           123,000                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $129,325,248)                                                                 176,716,922
                                                                                   ---------------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.2%)
 * Actielec Technologies                                                  3,713             14,243
   Affine                                                                 9,997            612,364
   Alain Manoukian SA                                                     9,565            344,089
*# Alstom SA                                                            208,004            428,864
 * Altran Technologies SA                                                71,800            886,505
   Ares (Groupe) SA                                                      29,000            139,747
   Aubay SA                                                              30,246            136,687
   Bacou-Dalloz                                                          23,557          1,962,566
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   6,329          1,350,438
 * Bigben Interactive                                                     8,800            168,780
   Bongrain SA                                                           44,683          2,338,008
*# Bull SA                                                              369,100            283,168
   Burelle SA                                                            10,986          1,064,070
   CEGID SA                                                               1,027             82,237
   CFF Recycling                                                          9,710            762,395
 * CGBI                                                                   7,000              5,202
 * CS Communication et Systemes                                          13,500            341,295
   Carbone Lorraine                                                      37,158          1,514,435

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                      48,652    $     2,122,277
*# Club Mediterranee SA                                                  74,800          2,962,518
 * Compagnie Internationale Andre
     Trigano Ciat SA                                                      2,100             49,088
 * Conflandey SA                                                          1,939             46,161
   Consortium International de Diffusion
     et de Representation Sante                                           1,300             19,869
   Crometal SA                                                            5,120            172,156
   Delachaux SA                                                           7,300            637,925
 * Desquenne et Giral SA                                                  4,761             61,180
   Deveaux SA                                                             3,313            335,581
   Didot-Bottin                                                           1,204            121,234
   Elior                                                                 58,756            482,461
   Entenial SA                                                           27,373          1,597,978
   Etam Developpement SA                                                 34,200            979,813
 * Euraltech SA                                                          12,569             26,216
*# Euro Disney SCA                                                    4,022,037          2,410,657
   Evialis SA                                                             4,500            164,201
   Explosifs et de Produits Chimiques                                       312             85,646
   Faurecia SA                                                           14,175            960,044
   Fimalac SA                                                           108,252          3,607,448
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              2,004            190,978
#  GFI Informatique SA                                                  163,600          1,470,835
 * Gantois Series A                                                         465             27,313
   Gascogne SA                                                           10,334            916,684
*# Generale de Geophysique SA                                            44,459          1,652,117
 * Geodis SA                                                              4,900            264,319
   Gespac System                                                          6,736            133,231
   Gevelot                                                                2,400            115,078
#  Groupe Bourbon SA                                                      1,636            149,241
 * Groupe Flo SA                                                         52,020            217,005
   Groupe Guillin SA                                                        480             38,695
   Hbs Technologie SA                                                       405              8,972
   IDSUD                                                                  2,000             56,244
   IMS International Metal Service SA                                    53,200            408,142
 * Immobiliere et Hoteliere SA                                           27,700            101,274
#  Ingenico SA                                                           20,000            305,675
*# LVL Medical Groupe SA                                                 27,900            129,764
   Legris Industries SA                                                  27,858            831,512
#  Lisi SA                                                               30,100          1,044,563
 * MGI Coutier SA                                                         6,500            157,393
 * Maire (Henri)                                                          1,252             10,881
#  Marionnaud Parfumeries Retails
     Perfumes                                                            48,200          1,863,357
 * Matussiere et Forest SA                                                7,020             35,596
 * Metaleurop SA                                                         62,320             40,340
   Montupet SA                                                           31,173            541,834
 * Nexans                                                                70,700          2,186,546
   Nord Est SA                                                           31,078          1,624,273
 * Oeneo                                                                 61,605            163,941
   PSB Industries SA                                                      1,838            214,817
 * Penauille Polyservices SA                                             60,500            984,860
#  Pinguely-Haulotte SA                                                 123,300            687,283
   Plastic Omnium SA                                                     29,385          1,352,622
   Plastivaloire SA                                                       8,400            247,704
   Prosodie SA                                                           22,600            520,151
 * Radiall SA                                                             5,850            388,495
   Robertet SA                                                            1,300            151,081
   Rougier SA                                                             2,715    $       187,624
 * S.T. Dupont SA                                                        15,300             90,785
   SA Fromageries Bel la Vache
     Qui Rit                                                              3,875            516,530
   SDR de Bretagne SA                                                     5,664            146,044
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           13,932            885,133
   Sabeton                                                               18,460            231,242
   Samf                                                                     600             14,744
 * Saveurs de France-Brossard                                             5,500            154,935
*# Scor SA                                                              104,600            399,983
   Sechilienne-Sidec                                                      1,000            113,339
   Securidev SA                                                          16,908            176,332
   Selectibail                                                          118,890          3,296,403
   Setforge                                                                 600             19,347
   Signaux Girod SA                                                       5,407            226,853
   Skis Rossignol SA                                                      7,216            126,030
   Smoby SA                                                               2,754            210,457
 * Societe Francais des Papiers
     Peints                                                                 140              1,546
   Societe Industrielle D'Aviations
     Latecoere SA                                                        20,648            525,964
   Sucriere de Pithiviers-le-Vieil                                        1,305            782,168
 * Sylis SA                                                              23,406            147,582
 * Teamlog SA                                                            17,900             63,299
   Tivoly SA                                                              1,904             34,213
 * Transiciel SA                                                         68,300          1,117,565
*# Ubi Soft Entertainment SA                                             66,800          2,069,934
   VM Materiaux SA                                                        1,636            114,039
#  Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        43,572          3,366,277
 * Valtech, La Defense                                                  251,100            288,960
   Vilmorin et Cie SA                                                    10,803          1,326,062
   Vranken Monopole                                                      11,963            476,816
 * Xilam Animation                                                        5,311             20,182
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $46,727,448)                                                                   65,640,750
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Alstom SA Rights 12/10/03                                            208,004            112,203
 * Alstom SA Warrants 01/09/04                                          208,004             74,802
 * Altran Technologies SA Rights
     12/10/03                                                            71,800             56,805
 * Groupe Ares SA Warrants 10/03/05                                      29,000              6,953
 * Oeneo Warrants 08/26/06                                               28,305              9,161
 * Prosodie SA Warrants 10/28/06                                         19,600             14,567
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                            66,800             43,240
 * Valtech, La Defense Warrants
     07/29/05                                                           251,100             15,050
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $93,156)                                                                          332,781
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $46,820,604)                                                                   65,973,531
                                                                                   ---------------
GERMANY -- (4.8%)
COMMON STOCKS -- (4.8%)
 * AAP Implantate AG                                                     18,600             55,964
 * AC-Service AG                                                          6,400             43,346

                                                                         SHARES             VALUE+
                                                                         ------             ------
   AWD Holding AG                                                        43,500    $     1,318,213
   Aareal Bank AG                                                        41,100          1,242,036
 * Acg AG Fuer Chipkarten und
     Informationssysteme                                                 78,300            323,817
   Ackermann-Goeggingen AG                                               23,520            437,007
 * Adva AG Optical Networking                                            50,600            272,950
 * Aigner (Etienne) AG                                                      454             70,749
 * Allbecon AG                                                            6,700              9,236
   Andreae-Noris Zahn AG, Anzag                                          31,491          1,067,543
 * Articon Integralis AG                                                 32,400            153,413
 * Augusta Technologie AG                                                56,100            226,627
 * BMP AG                                                                12,980             24,273
 * Baader Wertpapier Handelsbank AG                                      42,049            328,642
   Bechtle AG                                                            73,700            851,655
 * Berliner Elektro Holding AG                                           56,000            449,761
 * Beta Systems Software AG                                              20,850            224,941
   Bien-Haus AG                                                          16,900            180,300
   Bilfinger & Berger Bau AG                                            125,019          4,016,338
 * Biolitec AG                                                           36,500            175,014
 * Biotest AG                                                            14,270            118,885
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                30,000            131,620
 * Brau und Brunnen AG                                                    2,800            269,857
 # Bremer Energiekonto AG                                                54,600            140,064
 * Bremer Woll-Kaemmerei AG                                              50,582             67,910
 * Brueder Mannesmann AG                                                 20,600             20,990
 * COR AG Insurance Technologies                                         12,700             22,836
 * Caatoosee AG                                                          69,600             52,562
 * Ce Consumer Electrnic AG                                              46,800            151,471
   Cewe Color Holding AG                                                 11,000            245,259
 * Cinemaxx AG                                                            3,100              4,348
 * Comdirect Bank AG                                                    173,200          1,550,915
 * Computerlinks AG                                                      10,900            174,432
 * Concord Effekten AG                                                    4,400             11,762
 * Condomi AG                                                            19,900             46,039
 * Cybio AG                                                              11,100             38,587
 * D. Logistics AG                                                      142,200            383,532
 * DAS Werk AG                                                           10,600              1,525
 * DEAG Deutsche Entertainment AG                                        59,850            167,880
   DVB Bank AG                                                           10,353          1,078,463
 * Dab Bank AG                                                          200,400          1,513,414
 * Deutsche Euroshop AG                                                  37,500          1,536,915
 * Deutz AG                                                              97,700            391,165
 * Deutz AG Issue 03                                                     32,566            126,094
 * Dierig Holding AG                                                      8,750            136,250
 * Drillisch AG                                                          36,400            158,826
   Duerr Beteiligungs AG                                                 47,100          1,002,164
*# Dyckerhoff AG DM50                                                    29,750            713,241
 * Eckert and Ziegler Strahlen -- und
     Medizintechnik AG                                                   12,700            113,417
   ElreingKlinger AG                                                      1,300            111,421
*# Em TV & Merchandising AG                                             268,000            318,046
   Escada AG                                                             64,090            845,089
 * Eurobike AG                                                           18,900              5,211
 * Evotec Biosystems AG                                                 160,100          1,128,465
 * Freenet.De AG                                                         32,900          1,946,267
   Fuchs Petrolub AG Oel & Chemie                                        19,440          1,205,941
 * GPC Biotech AG                                                        72,300            676,009
*# Gft Technologies AG                                                   36,200            137,558
 * Gontard & Metallbank AG                                               46,008              3,585
 * Herlitz AG                                                            11,643             50,942
 * Hoeft & Wessel AG                                                     30,200    $       115,483
   Hucke AG                                                              33,100            130,937
 * Hutschenreuther AG                                                     8,591             61,892
 * IM International Media AG                                            149,500            229,388
 * IPC Archtec AG                                                        15,800             35,228
   Interseroh AG                                                          3,600             45,743
*# Intershop Deutschland AG                                               6,620             21,347
 * Intertainment AG                                                      14,082             33,761
   Iwka AG                                                              104,866          2,045,228
   Jenoptik AG                                                           98,800          1,067,090
   KSB AG                                                                 4,650            724,629
 * Kampa-Haus AG                                                         31,500            237,887
 * Kaufring AG                                                            5,600              1,611
   Kloeckner-Werke AG                                                   146,850          1,376,576
 * Kontron AG                                                           171,520          1,285,033
   Krones AG                                                              4,700            328,350
 * Leica Camera AG                                                        4,000             25,892
   Leifheit AG                                                            9,400            266,038
   Leoni AG                                                              16,300            839,209
 * Loesch Umweltschutz AG                                                16,000              3,452
 # Loewe AG                                                              36,000            288,269
 * M & S Elektronik AG                                                   19,600              1,692
 * MVS Miete Vertrieb Service AG                                         45,052             75,607
 * MWG Biotech AG                                                       127,600            156,016
 * Mania Technologie AG                                                  12,100             21,757
 * Mannheimer Aktiengesellschaft
     Holding AG                                                          27,000            132,699
 * Marbert AG                                                             6,800             24,617
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                          16,800             12,486
   Maxdata AG                                                           113,700            767,341
 * Medigene AG                                                           43,900            335,741
 * Mosaic Software AG                                                    21,800             91,463
   Muehlabauer Holdings AG & Co.
     KGAA                                                                10,800            252,581
 * Mwb Wertpapierhandelshaus AG                                          15,700             47,991
 * Nemetschek AG                                                          2,600             16,830
   Norddeutsche Affinerie AG                                             46,700            499,905
   Norddeutsche Steingutfabrik AG                                         9,215             49,708
 * November AG                                                           24,500            163,290
   PC-Ware Information Technologies
     AG                                                                   8,000             86,692
 * Pandatel AG                                                           28,300            203,543
 * Parsytec AG                                                           19,200            110,014
 * Personal & Informatik AG                                               2,150             11,984
 * Pfleiderer AG                                                        185,313            928,542
 * Phoenix AG, Hamburg                                                  103,686          1,131,048
 * Pixelpark AG                                                          15,050             15,695
*# Plambeck Neue Energien AG                                             63,465            180,303
 * Primacom AG                                                           62,300             85,780
 * Produkte und Syteme der
     Informationstechnologie AG                                          45,211            233,041
*# Qs Communications AG                                                 260,800            881,609
 * RTV Family Entertainment AG                                            2,480              3,627
 * Ravensberg Bau-Beteiligungen AG                                       29,500              6,365
 * Realtech AG                                                           20,200            214,296
   Rheinmetall Berlin AG                                                 85,490          2,807,923
   Rinol AG                                                               6,900             25,641
 * Roesch Medizintechnik AG                                               7,300              3,675
 * Ruecker AG                                                            25,400            109,611
 * SZ Testsysteme AG                                                      7,000                763

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Saltus Technology AG                                                   5,900    $        17,681
 # Salzgitter AG                                                        329,609          3,334,732
   Sartorius AG                                                          17,200            183,294
   Schlott Sebaldus AG                                                   12,258            243,920
   Sektkellerei Schloss Wachenheim AG                                     2,900             25,377
 * Senator Entertainment AG                                             107,300            155,634
 * Ser Systeme AG                                                         9,400              1,690
 # Sixt AG                                                               65,300            900,182
 * Stahl (R.) AG                                                         15,700            131,740
 * Steag Hamtech AG                                                      45,600            254,177
 * Stoehr & Co. AG                                                       44,310            175,281
 * Strabag AG                                                            15,750            998,747
 * Suess Microtec AG                                                     58,600            744,600
 * Syskoplan AG                                                          16,400            132,699
 * Syzygy AG                                                             30,000            210,376
 * TFG Venture Capital AG & Co. KGAA                                     43,100            103,330
 * TTL Information Technology AG                                         22,800             65,594
 * TV Loonland AG                                                        22,500             61,225
   Technotrans AG                                                        25,800            383,496
 * Telegate AG                                                           19,300            210,069
   Textilgruppe Hof AG                                                   22,530            172,846
 * Tiptel AG                                                             13,600             28,530
 * Umweltkontor Renewable Energy AG                                     110,781            167,323
   United Internet AG                                                    18,700            439,356
 * VBH (Vereinigter Baubeschlag-
     Handel) AG                                                           6,000             12,371
 * VCL Film & Medien AG                                                  10,700              5,002
   VK Muehlen AG                                                          4,632            430,318
 * Value Management & Research AG                                        19,800             48,419
 * Vereinigte Deutsche Nickel-Werke AG                                    2,316             18,046
   Vossloh AG                                                            39,200          1,809,115
 * WCM Beteiligungs AG                                                  500,000            737,216
 * Walter Bau AG, Augsburg                                               89,862            177,738
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                  10,653             73,811
 * Windhoff AG                                                           11,400              1,366
   Wuerttembergische
     Lebensversicherung AG                                                5,000             78,516
   Wuerttembergische Metallwarenfabrik
     AG                                                                  64,620          1,169,670
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $50,615,707)                                                                   60,827,188
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * DEAG Deutsche Entertainment AG
     Bond Rights 12/03/03                                                39,900                  0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/09/03                                                     19,440             20,973
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                20,973
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $50,615,707)                                                                   60,848,161
                                                                                   ---------------
SWITZERLAND -- (3.7%)
COMMON STOCKS -- (3.6%)
 * AFG Arbonia-Forster Holding AG                                         5,950            685,802
 * Ascom Holding AG                                                     100,500            940,691
   Bank Coop AG                                                           2,312            411,350
 * Banque Cantonale de Geneve                                             3,120            384,956
   Banque Cantonale du Jura                                                 100    $        16,245
 * Banque Cantonale Vaudoise                                              6,695            704,344
 * Batigroup Holding AG                                                  16,900            149,688
   Bobst Group SA                                                        85,200          2,866,978
   Bossard Holding AG                                                     5,450            227,659
   Bucher Industries AG,
     Niederweningen                                                      11,225          1,528,250
 * COS Computer Systems AG                                                8,900            171,429
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                   1,900          1,237,546
 * Calida Holding AG                                                        400             68,383
 * Card Guard AG                                                         51,000            168,064
 * Carlo Gavazzi Holding AG                                               2,530            107,641
 * Charles Voegele Holding AG                                            37,400          2,273,996
   Cie Financiere Tradition                                               3,121            289,715
   Conzzeta Holdings AG                                                   2,000          1,500,712
 * Crossair AG, Basel                                                    71,730            565,974
   Daetwyler Holding AG, Atldorf                                            940          1,435,392
   Feintol International Holding AG                                       1,720            296,708
 * Fischer (Georg) AG, Schaffhausen                                      19,567          3,345,123
 * Flughafen Zuerich AG                                                  18,100            923,398
 * Forbo Holding AG, Eglisau                                              7,331          2,041,556
   Galenica Holding, Ltd. AG, Bern                                       20,000          2,707,469
 * Golay-Buchel Holding SA,
     Lausanne                                                               125            101,530
   Gurit-Heberlein AG                                                     1,660          1,077,372
   Helvetia Patria Holding                                               31,871          4,856,881
 * Industrieholding Cham AG, Cham                                         3,700            646,853
 * Kardex AG, Zuerich                                                     1,200            141,098
 * Leica Geosystems Holdings AG                                           3,500            548,263
 * Lem Holdings AG, Lyss                                                    180             33,279
 * Maag Holding AG, Zuerich                                               2,637            352,390
 * Mikron Holding AG, Biel                                                9,400            129,432
 * Moevenpick-Holding, Zuerich                                              470            254,502
 * Nextrom Holding SA                                                       250              2,736
   Psp Swiss Property AG                                                  7,500          1,039,958
   Schweizerhall Holding AG, Basel                                          470            599,898
   Schweizerische National
     Versicherungs Gesellschaft                                           4,998          2,087,784
 * Sihl                                                                     750              2,257
   Sika Finanz AG, Baar                                                     870            353,325
   Sulzer AG, Winterthur                                                 16,040          4,013,971
 * Swiss Prime Site AG                                                    5,800          1,027,446
*# Swisslog Holding AG                                                   56,000            289,808
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     3,200             88,867
   Valiant Holding AG                                                     6,655            459,464
 * Vaudoise Assurances Holding,
     Lausanne                                                               499            629,193
 * Von Roll Holding AG                                                   15,045             11,871
 * Von Roll Holding AG, Gerlafingen                                      15,045             13,384
   Wmh Walter Meier Holding Ag,
     Zuerich                                                              5,200            269,509
   Zehnder Holding AG                                                        50             36,899
   Zschokke Holding SA, Geneve                                            1,950            677,293
 * Zueblin Holding AG                                                   117,740            829,732
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $36,867,696)                                                                   45,624,064
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swiss Francs
     (Cost $1,259,348)                                                             $     1,259,799
TOTAL -- SWITZERLAND
   (Cost $38,127,044)                                                                   46,883,863
HONG KONG -- (3.7%)
COMMON STOCKS -- (3.7%)
   ALCO Holdings, Ltd.                                                  710,000            260,548
 * APT Satellite Holdings, Ltd.                                         562,000            170,055
   Aeon Credit Service (Asia) Co., Ltd.                                 416,000            249,076
 * Allied Group, Ltd.                                                 7,070,000            482,481
 * Allied Properties, Ltd.                                            1,185,500            419,778
 * Alpha General (Holdings), Ltd.                                       266,800              9,963
 * Ananda Wing on Travel (Holdings),
     Ltd.                                                            24,120,000             62,114
 * Applied China, Ltd.                                                  843,750             15,101
 * Applied International Holdings, Ltd.                               1,150,000             18,065
 * Asia Commercial Holdings, Ltd.                                        35,960                880
   Asia Financial Holdings, Ltd.                                      1,494,106            334,746
 * Asia Standard International Group,
     Ltd.                                                             6,096,666            231,579
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                             4,000,000              7,211
   Associated International Hotels, Ltd.                                758,000            639,287
 * Beauforte Investors Corp., Ltd.                                       44,000             17,563
 * CCT Technology Holdings, Ltd.                                        209,880                351
   CCT Telecom Holdings, Ltd.                                           600,800             68,077
 * CNT Group, Ltd.                                                    1,428,000             33,648
   COFCO International, Ltd.                                          1,032,000            697,629
 * COSCO International Holdings, Ltd.                                 2,236,000            164,109
 * Capital Estate, Ltd.                                                 720,000              1,669
 * Capital Publications                                               1,015,200                 78
 * Celestial Asia Securities Holdings,
     Ltd.                                                               251,900             16,218
 * Century City International Holdings,
     Ltd.                                                             2,863,067             18,433
 # Champion Technology Holdings, Ltd.                                 1,072,404            230,600
 * Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   900,000            298,404
   Chen Hsong Holdings, Ltd.                                            322,000            206,269
 * Cheuk Nang (Holdings), Ltd.                                           47,700              8,169
   Chevalier International Holdings, Ltd.                               648,930            330,050
 * Chi Cheung Investment Co., Ltd.                                      431,085             42,740
 * China Aerospace International
     Holdings, Ltd.                                                   1,683,000            121,355
 * China Bio-Medical Group Limited                                      258,750              3,098
 * China City Natural Gas Holdings, Ltd.                              4,994,000             27,007
 * China Everbright International, Ltd.                               3,610,000            144,097
   China Everbright, Ltd.                                             2,508,000          1,340,173
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,843,000            121,027
 * China Investments Holdings, Ltd.                                   1,186,800             25,673
*# China Motion Telecom International,
     Ltd.                                                               522,000             44,361
   China Motor Bus Co., Ltd.                                             24,000            151,423
   China Online (Bermuda), Ltd.                                         506,000             65,805
   China Overseas Land & Investment,
     Ltd.                                                             8,660,000          1,360,389
   China Rare Earth Holdings, Ltd.                                    1,210,000            176,055
 # China Resources Land, Ltd.                                         2,562,000            356,277
 * China Rich Holdings, Ltd.                                          2,554,000    $        23,678
 * China Sci-Tech Holdings, Ltd.                                      5,416,000             11,158
 * China Star Entertainment, Ltd.                                        37,380              5,439
 * China Strategic Holdings, Ltd.                                       340,250              7,404
 # China Travel International Investment,
     Ltd.                                                             6,776,000          1,291,280
   Chinese Estates Holdings, Ltd.                                     3,772,000          1,384,209
   Chinney Investments, Ltd.                                            752,000             40,668
   Chow Sang Sang Holdings
     International, Ltd.                                              1,115,000            337,387
   Chuangs China Investments, Ltd.                                      884,000             37,562
 * Chuang's Consortium International,
     Ltd.                                                             3,051,760            125,744
   Chun Wo Holdings, Ltd.                                               636,000             35,214
   City e Solutions, Ltd.                                               472,964             56,028
   Continental Holdings, Ltd.                                           382,000             34,431
 * Continental Mariner Investment Co.,
     Ltd.                                                             1,290,000            191,017
 * Cosmos Machinery Enterprises, Ltd.                                   414,000             19,724
 * Crocodile Garments, Ltd.                                             986,000             38,088
 * Dan Form Holdings Co., Ltd.                                        2,326,000             59,900
   Dickson Concepts International,
     Ltd.                                                               362,000            219,074
 * DigitalHongKong.com                                                       12                  0
 * Dynamic Global Holdings, Ltd.                                        990,000             11,728
   Dynamic Holdings, Ltd.                                               482,000             75,717
 * E-Kong Group, Ltd.                                                   250,200              6,121
 * Easyknit International Holdings, Ltd.                                982,400             13,408
 * Emperor (China Concept)
     Investments, Ltd.                                                   11,160              3,808
 * Emperor International Holdings, Ltd.                                  81,200             25,093
 * Ezcom Holdings, Ltd.                                                  67,280              2,989
 * Fairwood Holdings, Ltd.                                               67,500             10,777
   Far East Consortium International,
     Ltd.                                                             1,846,112            237,708
 * Far East Hotels & Entertainment, Ltd.                                464,000             20,313
 * Far East Technology International,
    Ltd.                                                                408,000             11,242
   First Sign International Holdings, Ltd.                              740,000             36,208
   Fountain Set Holdings, Ltd.                                        1,350,000            990,818
 * G-Vision International (Holdings),
     Ltd.                                                               298,000              2,302
   Global China Group Holdings, Ltd. 1,462,000                          118,597
   Golden Resources Development
     International, Ltd.                                              1,587,000             71,520
 * Gold-Face Holdings, Ltd.                                           1,158,000             80,517
   Goldlion Holdings, Ltd.                                            1,706,000            142,783
   Golik Holdings, Ltd.                                               1,216,000             95,510
 * Gorient Holdings, Ltd.                                                26,971                 76
   Grande Holdings, Ltd.                                                450,000            506,998
 # Great Eagle Holdings, Ltd.                                         1,468,118          1,682,427
 * Great Wall Cybertech, Ltd.                                        11,392,830             14,670
   Group Sense (International), Ltd. 1,462,000                          210,839
   Guangdong Brewery Holdings, Ltd.                                   1,602,000            396,049
 # Guangzhou Investment Co., Ltd.                                     8,136,000            890,462
*# HKR International, Ltd.                                            1,906,400            607,539
   Hang Ten Group Holdings, Ltd.                                        267,010                584
   Hanny Holdings, Ltd.                                                 218,450             54,849
 * Hansom Eastern Holdings, Ltd.                                      2,082,600             21,721
   Harbour Centre Development, Ltd.                                     857,000            882,787
   Henderson China Holdings, Ltd.                                       798,000            387,887

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Heng Fung Holdings, Ltd.                                              15,680    $        12,921
   High Fashion International, Ltd.                                     800,000            118,460
 * Hon Kwok Land Investment Co., Ltd.                                   274,000             45,159
 # Hong Kong and Shanghai Hotels, Ltd.                                1,968,624          1,115,323
   Hong Kong Catering Management,
     Ltd.                                                               384,000             36,589
 * Hong Kong Construction Holdings,
     Ltd.                                                               692,000             43,660
   Hong Kong Ferry (Holdings) Co., Ltd.                                 349,000            350,514
 * Hong Kong Parkview Group, Ltd.                                       646,000             41,590
   Hongkong Chinese, Ltd.                                             2,164,000            286,999
 * Hop Hing Holdings, Ltd.                                              604,000             27,220
   Hopewell Holdings, Ltd.                                            1,493,800          2,173,483
 * Hsin Chong Construction Group, Ltd. 336,000                           14,277
 * Hualing Holdings, Ltd.                                               784,000             34,827
   Hysan Development Co., Ltd.                                          316,159            451,870
 * ITC Corp., Ltd.                                                      456,000             22,899
 * Inworld Group, Ltd.                                                   27,200                161
 * Jessica Publications, Ltd.                                         1,015,200             52,287
 * Jinchang Pharmaceutical                                              507,600                  0
 * Jinhui Holdings Co., Ltd.                                             97,800             41,871
   K Wah International Holdings, Ltd.                                 4,633,043            662,178
   K. Wah Construction Materials, Ltd.                                2,167,773            167,475
   KTP Holdings, Ltd.                                                   758,000            107,361
 * Kader Holdings Co., Ltd.                                             857,000             18,318
Karce International Holdings Co., Ltd.                                  532,000             13,015
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               570,000             60,183
   Kee-Shing Holdings Co., Ltd.                                         256,000             15,657
 * King Fook Holdings, Ltd.                                             338,000             26,983
   Kowloon Development Co., Ltd.                                        619,000            454,308
 * Kwong Sang Hong International, Ltd.                                1,060,000             57,325
   Kwoon Chung Bus Holdings, Ltd.                                       296,000             44,974
 * Lai Fung Holdings, Ltd.                                            3,818,750             95,391
 * Lai Sun Development Co., Ltd.                                      3,358,800             48,006
 * Lai Sun Garment (International),
     Ltd.                                                             2,700,000             67,793
 * Lam Soon (Hong Kong), Ltd.                                           203,250             70,007
   Leefung-Asco Printers Holdings, Ltd.                                 128,000             21,426
 * Lippo, Ltd.                                                          751,000            115,073
   Liu Chong Hing Bank, Ltd.                                            668,000          1,032,150
   Liu Chong Hing Investment, Ltd.                                      626,000            439,295
   Luks Industrial Group, Ltd.                                          736,560            115,705
 * Magnificent Estates, Ltd.                                          5,014,600             29,056
   Melbourne Enterprises, Ltd.                                           41,000            159,432
   Midland Realty (Holding), Ltd.                                       552,000            121,540
 * Min Xin Holdings, Ltd.                                               882,000            136,281
   Miramar Hotel & Investment Co., Ltd.                                 816,000            772,259
 * Morning Star Resources, Ltd.                                       3,075,000             26,528
   NWS Holdings Ltd.                                                  1,413,477          1,383,208
 * Nam Fong International Holdings, Ltd.                              1,740,000             10,754
   Nam Hing Holdings, Ltd.                                              538,000             19,050
   Nanyang Holdings, Ltd.                                                80,850             72,872
 * National Electronics Holdings, Ltd.                                1,106,000             35,603
 * New City (Beijing) Development, Ltd.                                   6,760                213
   New Hanison Construction Hldg                                        185,099             10,487
 * New World China Land, Ltd.                                         2,342,000            524,713
 * New World Cyberbase, Ltd.                                             56,540                291
   New World Development Co., Ltd.                                    4,828,540          3,015,386
 * New World Infrastructure, Ltd.                                     1,975,600            335,783
*# Onfem Holdings, Ltd.                                               1,426,000             91,807
   Orient Power Holdings, Ltd.                                          570,573    $        80,814
   Oriental Watch Holdings, Ltd.                                        462,000             99,344
   Pacific Andes International Holdings,
     Ltd.                                                               624,000            112,486
   Pacific Century Insurance Holdings,
     Ltd.                                                               150,000             57,943
 * Pacific Plywood Holdings, Ltd.                                     4,844,000             12,474
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               450,000             41,719
   Peace Mark Holdings, Ltd.                                            522,063             67,222
   Pico Far East Holdings, Ltd.                                         392,000             20,442
   Playmates Holdings, Ltd.                                           1,492,000            315,063
   Pokfulam Development Co., Ltd.                                       244,000             64,406
 * Poly Investments Holdings, Ltd.                                    1,428,000             30,339
   Prime Success International Group,
     Ltd.                                                               800,000             31,418
   Proview International Holdings, Ltd.                                 936,000            247,067
 * QPL International Holdings, Ltd.                                     651,000            255,662
 * RNA Holdings, Ltd.                                                   580,200              2,017
 * Rainbow International Holdings, Ltd.                                  27,200                263
*# Regal Hotels International Holdings,
     Ltd.                                                             9,608,179            164,542
 * Rexcapital International Holdings, Ltd.                            1,270,090             27,802
 * Riverhill Holdings, Ltd.                                              27,200                378
   S.A.S.Dragon Holdings, Ltd.                                           94,400              9,116
   SIS International Holdings, Ltd.                                     326,000             20,988
   San Miguel Brewery Hong Kong, Ltd.                                 1,130,400            282,370
   Sea Holdings, Ltd.                                                 1,444,000            306,787
 * Seapower Resources International,
     Ltd.                                                             2,785,000              9,682
 * Shanghai Land Holdings, Ltd.                                         352,000             15,637
   Shanghai Real Estates, Ltd.                                          810,000             59,449
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                                89,838             22,210
   Shenyin Wanguo (Hong Kong), Ltd.                                     850,000            102,880
   Shougang Concord Century
     Holdings, Ltd.                                                   1,000,000            145,500
 * Shougang Concord Grand (Group),
     Ltd.                                                               833,000             66,500
 * Shougang Concord International
     Enterprises Co., Ltd.                                            2,196,000            115,932
 * Shougang Concord Technology
     Holdings, Ltd.                                                     414,000             57,039
 * Shun Ho Resources Holdings, Ltd.                                     510,000             15,695
 * Shun Ho Technology Holdings, Ltd.                                    814,380             23,069
 # Shun Tak Holdings, Ltd.                                            3,313,000          1,130,453
   Silver Grant International Industries,
     Ltd.                                                             2,190,000            239,689
 * Sincere Co., Ltd.                                                    872,000             32,000
   Sino Hotels (Holdings), Ltd.                                         278,757             66,761
 * Sino-I.com, Ltd.                                                  17,167,000            450,931
   Sinolink Worldwide Holdings, Ltd. 1,202,000                          142,389
 * Softbank Investment International
     (Strategic), Ltd.                                                4,112,000             47,652
 * South China Holdings, Ltd.                                         4,060,800            135,947
 * South China Industries, Ltd.                                       1,182,000             31,961
   Starlight International Holdings,
     Ltd. (New)                                                         885,000            141,303
 * Stelux Holdings International, Ltd.                                1,862,552             64,753
 * Styland Holdings, Ltd.                                             1,359,999              4,378
   Sun Hung Kai & Co., Ltd.                                           3,340,000            748,309

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sunday Communications, Ltd.                                        4,227,000    $       166,004
 # Sunway International Holdings, Ltd.                                1,002,000             47,092
   Tai Cheung Holdings, Ltd.                                          1,809,000            570,676
   Tai Fook Securities Group, Ltd.                                      534,000             67,383
   Tai Sang Land Development, Ltd.                                      796,900            203,168
   Tak Sing Alliance Holdings, Ltd.                                   1,299,335             46,845
   Tan Chong International, Ltd.                                      2,943,000            549,469
   Tern Properties Co., Ltd.                                            168,000             33,529
 * Tian An China Investments Co.,
     Ltd.                                                            13,627,000            329,870
   Tian Teck Land, Ltd.                                                 800,000            239,496
 # Tianjin Development Holdings, Ltd.                                 1,144,000            541,338
 * Tomorrow International Holdings,
     Ltd. New                                                           330,600             41,717
   Tungtex (Holdings) Co., Ltd.                                         558,000            217,343
 * Tysan Holdings, Ltd.                                                 614,000             13,598
 * U-Cyber Technology Holdings, Ltd.                                    370,000              9,100
   USI Holdings, Ltd.                                                   671,999             73,548
 * Universe International Holdings, Ltd.                                301,756              7,305
   Van Shung Chong Holdings, Ltd.                                       482,000            112,955
 * Wah Nam International                                                 12,600                406
   Wai Kee Holdings, Ltd.                                             1,387,000            176,806
   Wellnet Holdings, Ltd.                                               385,000             29,744
 * Winfoong International, Ltd.                                       1,525,000             32,792
   Wing On Co. International, Ltd.                                      588,000            469,412
   Wing Shan International, Ltd.                                      1,130,000             61,838
   Winsor Properties Holdings, Ltd.                                     110,000             39,304
 * Wo Kee Hong Holdings                                               4,282,332             23,159
   Wong's International (Holdings), Ltd.                                196,000             29,528
   World Houseware (Holdings), Ltd.                                     672,342             28,569
   Y. T. Realty Group, Ltd.                                           1,166,000             67,561
 * Yaohan International Holdings, Ltd.                                1,660,000                  0
 * Yau Lee Holdings, Ltd.                                               657,750             22,867
 * Yue Fung International Group
     Holding, Ltd.                                                       31,490              4,257
 * Yugang International, Ltd.                                        10,520,000             79,920
 * Zhu Kuan Development Co., Ltd.                                     1,362,000             59,627
 * eSun Holdings, Ltd.                                                  722,400             21,859
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $45,160,281)                                                                   46,290,545
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $44,914)                                                                         44,923
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Allied Properties, Ltd. Warrants
     12/06/03                                                           118,550                  0
 * Applied China, Ltd. Warrants
     04/30/04                                                           168,750                217
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                   217
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $45,205,195)                                                                   46,335,685
                                                                                   ---------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.5%)
   A.P. Eagers, Ltd.                                                     27,417            128,953
   APN News & Media, Ltd.                                               219,579            611,716
   AWB, Ltd.                                                            310,000            982,503
   Abigroup, Ltd.                                                        67,000    $       192,470
 * Adacel Technologies, Ltd.                                             40,300             20,996
   Adelaide Brighton, Ltd.                                              914,119            806,976
 * Adsteam Marine, Ltd.                                                 443,900            536,414
   Alesco Corp., Ltd.                                                    65,712            280,540
   Altium                                                                92,500             36,144
   Amalgamated Holdings, Ltd.                                           282,458            664,256
 * Amcom Telecommunications, Ltd.                                       279,500             32,359
 * Amrad Corp., Ltd.                                                    194,600             92,936
 * Anaconda Nickel NL                                                   460,025            858,815
   Ansell, Ltd.                                                         318,229          1,503,665
   Ariadne Australia, Ltd.                                              360,000             97,686
   Atlas Pacific, Ltd.                                                  113,450             18,060
 * AuIron Energy, Ltd.                                                  276,693             12,413
   Ausdrill, Ltd.                                                        86,682             46,415
   Auspine, Ltd.                                                         91,008            204,145
 * Austal, Ltd.                                                         328,100            208,923
 * Austar United Communications, Ltd.                                 1,264,310            347,645
 # Austereo Group, Ltd.                                                 710,600            694,156
 * Austral Coal, Ltd.                                                   200,700            103,111
 # Australand Property Group                                            884,084          1,049,145
 # Australian Agricultural Co., Ltd.                                    330,439            274,971
*# Australian Magnesium Corp., Ltd.                                      97,349              5,424
 * Australian Worldwide Exploration, Ltd.                               116,990             96,505
 * Auto Group, Ltd.                                                      64,351             28,870
 * Avatar Industries, Ltd.                                               50,740             12,850
*# Bay Corp Advantage, Ltd.                                             384,800            715,594
   Beach Petroleum NL                                                   179,538             44,171
 * Biota Holdings, Ltd.                                                 136,051             49,223
   Boral, Ltd.                                                           22,789             82,451
   Brickworks, Ltd.                                                     139,350            811,710
   Bridgestone Australia, Ltd.                                           51,126             93,227
 * Burns, Philp & Co., Ltd.                                             748,991            336,021
   Burswood, Ltd.                                                       836,130            701,827
   Caltex Australia, Ltd.                                               402,300          1,254,659
   Candle Australia, Ltd.                                                40,920             37,604
   Capral Aluminium, Ltd.                                               110,000            192,622
   Cellnet Telecommunications Group,
     Ltd.                                                                63,900             44,389
   Central Equity, Ltd.                                                 163,151            227,848
 * Circadian Technologies, Ltd.                                          38,781             53,318
 # Clough, Ltd.                                                         989,479            508,350
   Coates Hire, Ltd.                                                    265,505            549,461
   Commander Communications, Ltd.                                       204,700            162,933
 * Consolidated Paper Industries, Ltd.                                   64,577             43,924
 * Coplex Resources NL                                                  351,512             22,892
   Coventry Group, Ltd.                                                  86,281            346,503
   Crane Group, Ltd.                                                    120,604            785,421
 * Cumnock Coal, Ltd.                                                    40,710              6,628
   Devine, Ltd.                                                         133,731             60,964
 * Dominion Mining, Ltd.                                                116,119             55,456
   Downer Edi, Ltd.                                                     426,048          1,149,915
 * Emporer Mines, Ltd.                                                  135,024             71,323
 * Energy Developments, Ltd.                                            158,000            289,252
   Energy Resources of Australia, Ltd.
     Series A                                                           200,366            463,951
 * Energy World Corp., Ltd.                                             393,461              7,972
   Evans & Tate, Ltd.                                                    15,891             13,799
   FKP, Ltd.                                                            169,862            288,843
   Fleetwood Corp., Ltd.                                                 36,626            147,884
 * Forest Place Group, Ltd.                                              78,244             27,459

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Futuris Corp., Ltd.                                                1,100,165    $     1,114,510
   GRD NL                                                               130,884            179,944
   GUD Holdings, Ltd.                                                    96,340            428,726
   Gazal Corp., Ltd.                                                     89,069            167,571
 * Globe International, Ltd.                                            505,400            171,882
   Gowing Bros., Ltd.                                                    82,201            146,322
 * Gowing Retail, Ltd.                                                    5,323              1,772
 * Gradipore, Ltd.                                                       36,474             12,141
 # Grand Hotel Group                                                    364,395            174,026
 # Great Southern Plantations, Ltd.                                     360,831            396,868
   Green's Foods, Ltd.                                                  101,626             69,860
 * Gympie Gold, Ltd.                                                    266,614             96,461
 * Hamilton Island, Ltd.                                                 52,566            126,282
   Hancock and Gore, Ltd.                                                83,901            103,208
 * Haoma Mining NL                                                      193,606             16,811
   Healthscope, Ltd.                                                    139,211            303,206
 * Henry Walker Group, Ltd.                                             279,109            185,806
   Housewares International, Ltd.                                           956              1,799
 * Hudson Investment Group, Ltd.                                        297,500             18,836
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,140,000            230,973
 * IWL, Ltd.                                                            265,000             56,567
   Iluka Resources, Ltd.                                                389,396          1,141,155
 * Imdex, Ltd.                                                          202,532             26,379
 * Intercard Wireless, Ltd.                                              62,379              2,031
 * Intermoco, Ltd.                                                      558,800             19,813
   Investor Group, Ltd.                                                  40,987             80,077
 * JDV, Ltd.                                                             40,681             16,190
 # Jones (David), Ltd.                                                  805,650            804,496
   KTS Corp., Ltd.                                                       85,482            150,307
   Kaz Group, Ltd.                                                    1,401,106            248,391
 * Keycorp, Ltd.                                                        124,013            111,272
 * Leyshon Resources, Ltd.                                              123,978             17,942
   MacArthur Coal, Ltd.                                                 216,900            183,630
 * MacMahon Holdings, Ltd.                                              305,720             67,472
 * Macquarie Corporate
     Telecommunications, Ltd.                                           303,300             54,867
   Magellan Petroleum Australia, Ltd.                                    29,537             27,785
   MaxiTRANS Industries, Ltd.                                           168,888             96,544
   McPherson's, Ltd.                                                     36,601            108,322
   Mia Group, Ltd.                                                    1,160,700            562,721
 * Mineral Deposits, Ltd.                                                40,472              8,786
   Namoi Cotton Cooperative, Ltd.                                       142,585             38,175
   National Can Industries, Ltd.                                         18,850             19,232
*# Novus Petroleum, Ltd.                                                338,207            305,908
   Nufarm, Ltd.                                                         220,300            798,639
   Onesteel, Ltd.                                                       835,199          1,136,177
 * Orbital Engine Corp., Ltd.                                           165,000             19,700
 * PMP, Ltd.                                                            666,000            578,301
   Pacific Group, Ltd.                                                   61,800            212,413
 * Payce Consolidated, Ltd.                                              74,466            107,767
 * Perilya Mines NL                                                     219,076            168,035
 * Petsec Energy, Ltd.                                                  153,726             96,775
 * Plantcorp NL                                                          14,403                  0
   Portman, Ltd.                                                        319,770            347,078
 * PowerTel, Ltd. Series B                                            1,895,787             50,756
 * Pracom, Ltd.                                                         122,300              3,451
   Prime Television, Ltd.                                               161,244            285,856
 * Primelife Corp., Ltd.                                                142,200            281,935
   Queensland Cotton Holdings, Ltd.                                      41,451             96,281
 * RG Capital Radio, Ltd.                                                10,546             21,367
 * Reinsurance Australia Corp., Ltd.                                    259,694             77,045
 * Resolute Mining, Ltd.                                                 89,083    $        88,955
   Ridley Corp., Ltd.                                                   450,025            380,996
 * Roc Oil Co., Ltd.                                                    200,000            206,949
 * SMS Management & Technology, Ltd.                                    405,600             70,438
   SPC Ardmona, Ltd.                                                    341,582            353,451
 * Senetas Corp., Ltd.                                                  206,798             10,175
   Servcorp, Ltd.                                                        28,622             34,587
 # Seven Network, Ltd.                                                  390,809          1,493,127
   Sigma Co., Ltd.                                                      152,700            719,314
 * Silex System, Ltd.                                                   197,100            126,933
   Smorgon Steel Group, Ltd.                                          1,469,100          1,105,562
 * Solution 6 Holdings, Ltd.                                            424,301            196,495
 * Sons of Gwalia, Ltd.                                                 314,864            770,084
 # Southern Cross Broadcasting
     (Australia), Ltd.                                                   99,204            782,445
 * Southern Pacific Petroleum NL                                        424,400             72,168
   Southern Star Group, Ltd.                                            113,900             60,165
 * St. Barbara Mines, Ltd.                                              329,338             17,635
 * Straits Resources, Ltd.                                               89,994             64,468
 * Strathfield Group, Ltd.                                              165,666             13,786
 * Television & Media Services, Ltd.                                    240,000              8,162
 # Ten Network Holdings, Ltd.                                           656,900          1,283,398
   Thakral Holdings Group                                             1,507,986            687,442
   The Gribbles Group, Ltd.                                             711,600            272,904
   Ticor, Ltd.                                                          482,210            488,498
 # Timbercorp, Ltd.                                                     170,537            136,975
 * Titan Resources NL                                                   125,121             38,026
   Trust Company of Australia, Ltd.                                      22,214            120,555
   United Construction Group, Ltd.                                       91,667            262,004
   Villa World, Ltd.                                                    114,717            102,931
*# Village Roadshow, Ltd.                                               396,281            530,485
   Vision Systems, Ltd.                                                 290,747            206,177
   Wattyl, Ltd.                                                         174,567            486,319
 * Western Metals, Ltd.                                                 491,208              7,642
   Wide Bay Capricorn Building
     Society, Ltd.                                                       29,461            144,962
 * Xanadu Wines, Ltd.                                                   100,350             11,618
 * Yates, Ltd.                                                          144,138              6,154
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,631,801)                                                                   43,335,283
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Australian Dollar
     (Cost $2,423,684)                                                                   2,426,583
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Village Roadshow, Ltd. 2% Class A
     (Cost $289,439)                                                    398,305            319,917
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Australand Property Group Rights
     12/09/03
     (Cost $0)                                                          221,021                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $35,344,924)                                                                   46,081,783
                                                                                   ---------------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
 * A.S. Roma SpA                                                        181,000            331,963
*# Acegas SpA                                                           150,000            904,438
 * Alitalia Linee Aeree Italiane SpA
     Series A                                                           900,000            289,132

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          43,573    $       955,846
   Banca Popolare di Spoleto SpA                                            500              4,214
   Banco Piccolo Valellinese Scarl SpA                                   93,022          1,029,217
 * Bastogi SpA                                                        2,770,000            566,140
   Biesse SpA                                                           120,000            340,198
   Brioschi Finanziaria SpA, Milano                                   1,705,000            533,438
   Buzzi Unicem SpA                                                      28,500            345,053
   CIR SpA (Cie Industriale Riunite),
     Torino                                                           1,315,000          2,359,755
   CSP International Industria Calze
     SpA                                                                 72,000            124,284
   Caltagirone Editore SpA                                              154,000          1,258,996
   Caltagirone SpA                                                      595,400          3,704,210
 * Carraro SpA                                                          108,000            300,352
   Cementir Cementerie del Tirreno
     SpA                                                                873,600          2,633,722
 * Cirio Finanziaria SpA                                                960,000            200,235
   Cremonini SpA                                                         87,000            182,506
   Danieli & C.Officine Meccaniche
     SpA                                                                170,000            703,052
 * De Longhi SpA                                                        270,600          1,206,881
   Ericsson SpA                                                          99,491          2,418,640
 * Finarte Casa d'Aste SpA (Milano)                                       5,000             10,429
*# Finarte Partecipazioni Pro Arte SpA                                1,472,050            369,680
   Gefran                                                                54,000            260,866
 * Gemina SpA                                                         1,348,000          1,341,181
 * Giacomelli SpA                                                       168,000             36,249
   Giovanni Crespi SpA                                                  237,000            200,857
   Grandi Navi Veloci SpA                                               186,000            379,037
 * Grassetto SpA                                                        110,000                  0
   Gruppo Ceramiche Ricchetti SpA                                       906,000            388,804
 * I Grandi Viaggi SpA                                                  190,100            151,311
*# Immobiliare Lombardia SpA                                          1,499,000            285,924
   Immsi SpA                                                            211,292            238,084
   Impregilo SpA                                                      2,570,000          1,725,204
   Industria Romagnola Conduttori
     Elettrici SpA                                                      119,000            359,474
   Italmobiliare SpA, Milano                                             29,780          1,363,664
 * La Doria SpA                                                         101,000            279,674
 * Lavorwash SpA                                                         43,000            101,028
   Linificio and Canapificio Nazionale
     SpA                                                                 46,250             95,913
   Maffei SpA                                                           100,500            183,117
 # Manifattura Lane Gaetano Marzotto &
     Figli SpA                                                          212,000          2,322,745
 * Marcolin SpA                                                         110,000            159,856
   Milano Assicurazioni SpA                                             732,200          2,444,412
   Monrif SpA                                                           183,000            177,687
 * Montefibre SpA                                                       496,474            261,860
 * NGP SpA                                                               42,059             28,284
 * Necchi SpA                                                           792,500             66,499
 * Olidata SpA                                                           26,000             41,952
 * Opengate Group SpA                                                    22,800             52,202
 * Pagnossin SpA                                                         79,000            175,194
 * Premafin Finanziaria SpA Holding
     di Partecipazioni, Roma                                          1,316,584          1,320,971
   Premuda SpA                                                          255,250            401,744
 * Ratti SpA                                                            130,000            104,876
 * Reno de Medici SpA, Milano                                           938,522            840,397
   Risanamento Napoli SpA                                               156,000            269,151
 * Roncadin SpA                                                         238,950    $       140,353
   SAES Getters SpA                                                      31,000            359,342
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                          175,000            419,554
   SMI STA Metallurgica Italiana SpA                                  2,729,000          1,050,093
   SNIA SpA                                                              59,054            131,314
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                   493,500            159,428
 * Sirti SpA                                                            139,803            254,730
 * Societe Sportiva Lazio SpA                                         4,020,000            219,259
   Sogefi SpA                                                           101,876            349,267
   Sol SpA                                                              102,000            438,949
   Stefanel SpA                                                         228,500            498,514
   Targetti Sankey SpA                                                    3,300             12,021
   Terme Demaniali di Acqui SpA                                         553,330            274,602
 * Trevi-Finanziaria Industriale SpA                                    271,050            371,702
 * Vemer Siber Group SpA                                                 13,800             15,236
   Vianini Industria SpA                                                163,800            481,060
   Vianini Lavori SpA                                                   233,090          1,438,965
   Zucchi (Vincenzo) SpA                                                 90,500            474,078
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,319,856)                                                                   43,919,065
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Roncadin SpA Warrants 10/15/07
     (Cost $0)                                                           63,180             20,146
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $32,319,856)                                                                   43,939,211
                                                                                   ---------------
SINGAPORE -- (3.4%)
COMMON STOCKS -- (3.4%)
   A.V. Jennings Homes, Ltd.                                            265,600            351,736
   ASA Group Holdings, Ltd.                                             857,000            151,622
 * Acma, Ltd.                                                         2,880,500            158,736
   Allgreen Properties, Ltd.                                          3,712,000          2,239,361
   Amtek Engineering, Ltd.                                              113,000            101,600
   Apollo Enterprises, Ltd.                                             240,000             73,437
   Ascott Group, Ltd.                                                 5,718,038          1,393,090
 * Asia Food and Properties, Ltd.                                     1,820,000            248,097
   Auric Pacific Group, Ltd.                                             57,000             37,363
   Blu Inc. Group, Ltd.                                               1,085,000            163,639
   Bonvests Holdings, Ltd.                                              675,400            180,219
 * CK Tang, Ltd.                                                        612,000            140,227
   Chemical Industries (Far East), Ltd.                                  40,000             24,363
 * China Merchants Holdings Pacific,
     Ltd.                                                               469,000            141,468
   Cosco Investment, Ltd.                                             1,560,000            538,424
   Courts Singapore, Ltd.                                               563,000            179,620
   Cycle & Carriage, Ltd.                                                45,348            159,146
 * Eagle Brand Holdings, Ltd.                                         4,274,000            285,112
 * Econ International, Ltd.                                           1,412,000             36,858
   Eng Wah Organisation, Ltd.                                           481,000             64,173
 * Excel Machine Tools, Ltd.                                            473,000              4,116
 * Freight Links Express Holdings,
     Ltd.                                                               394,000             22,855
   GB Holdings, Ltd.                                                    231,000             87,768
 # Guocoland, Ltd.                                                    1,906,000          1,238,294
   Ho Bee Investment, Ltd.                                            1,277,000            185,188
   Hong Fok Corp., Ltd.                                               1,924,000            323,658
   Hong Leong Finance, Ltd.                                             457,000            702,498

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hotel Grand Central, Ltd.                                            655,400    $       144,468
   Hotel Plaza, Ltd.                                                    942,000            292,340
 # Hotel Properties, Ltd.                                             1,671,000            998,382
   Hour Glass, Ltd.                                                     349,000            107,296
   Hwa Hong Corp., Ltd.                                               2,250,000            756,996
 * IPC Corp., Ltd.                                                    3,248,000            122,465
   International Factors (Singapore),
     Ltd.                                                                22,000              5,551
 * Interra Resources, Ltd.                                              139,180             19,780
 * Intraco, Ltd.                                                        316,000             94,401
   Isetan (Singapore), Ltd.                                             152,000            279,503
   Jurong Engineering, Ltd.                                             155,000            255,348
 * K1 Ventures, Ltd.                                                  4,432,000            565,595
   Keppel Land, Ltd.                                                  3,108,000          2,884,589
   Kian Ann Engineering, Ltd.                                           861,000            117,369
   Koh Brothers, Ltd.                                                 1,445,000            108,967
   Lee Kim Tah Holdings, Ltd.                                         1,865,000            254,232
 * Leong Hin Holdings, Ltd.                                             516,000             35,918
 * Liang Huat Aluminum, Ltd.                                            939,000             43,575
   Low Keng Huat Singapore, Ltd.                                        368,000             84,319
 * Lum Chang Holdings, Ltd.                                           1,211,000            210,741
 * MCL Land, Ltd.                                                     1,273,000            989,501
 * Magnecomp International, Ltd.                                        526,000            271,556
   Marco Polo Developments, Ltd.                                      1,380,000          1,496,937
   Metro Holdings, Ltd.                                               2,333,800            961,180
 * Neptune Orient Lines, Ltd.                                         3,529,000          4,339,807
 * Orchard Parade Holdings, Ltd.                                      1,293,625            307,663
   Overseas Union Enterprise, Ltd.                                      168,000            657,803
   Pan-United Corp., Ltd.                                             1,101,000            392,776
   Penguin Boat International, Ltd.                                     642,000             67,033
   Pertama Holdings, Ltd.                                               105,000             17,968
   Raffles Holdings, Ltd.                                             7,169,000          2,245,615
   SNP Corp., Ltd.                                                      112,500             85,488
 * SP Corp., Ltd.                                                        55,000              2,871
   San Teh, Ltd.                                                        579,000            152,817
 # Singapore Land, Ltd.                                               1,507,000          3,426,748
 * Singapore Shipping Corp., Ltd.                                     1,502,000            239,599
   Singapura Finance, Ltd.                                               84,000             64,806
 * Singatronics, Ltd.                                                   923,000            187,393
   Ssangyong Cement (Singapore),
     Ltd.                                                                77,000             52,705
   Stamford Land Corp., Ltd.                                          3,218,000            457,336
   Straits Trading Co., Ltd.                                          1,314,200          1,379,822
 * Sunright, Ltd.                                                       196,000             67,648
   Superior Metal Printing, Ltd.                                        552,000             83,252
 * Tuan Sing Holdings, Ltd.                                           4,197,000            267,802
 * Ultro Technologies, Ltd.                                             693,000             80,398
   United Engineers, Ltd.                                               766,666            716,003
 # United Industrial Corp., Ltd.                                      5,096,000          2,468,305
   United Overseas Land, Ltd.                                         2,284,000          2,477,540
   United Pulp & Paper Co., Ltd.                                        391,000             88,455
   WBL Corp., Ltd.                                                      445,500            764,931
   Wing Tai Holdings, Ltd.                                            2,846,000          1,304,202
 * Xpress Holdings, Ltd.                                                370,000             17,170
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $40,218,756)                                                                   42,747,633
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $129,896)                                                                       130,315
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
  Guocoland, Ltd. 7% (Non-Redeemable
    Convertible)
    (Cost $103,603)                                                     174,000    $       116,073
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          147,500                856
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $40,452,255)                                                                   42,994,877
                                                                                   ---------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Active Biotech AB Series B                                            15,100            112,909
   Angpannefoereningen AB Series B                                        9,850            151,216
 * Anoto Group AB                                                        50,533            111,016
 * Arkivator AB                                                          73,900            438,153
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            99,200            164,106
   Beijer AB Series B                                                    12,300            126,156
   Beijer Alma AB Series B                                               16,000            137,637
   Bergman & Beving AB Series B                                          36,600            223,782
   Bilia AB Series A                                                     68,950            839,508
 * Boliden AB                                                           218,800            984,530
 * Bong Ljungdahl AB                                                     19,700             62,572
 * Boras Waefveri AB Series B                                            15,900             75,543
   Capona AB                                                             74,742            563,823
   Carbo AB                                                              68,400          1,728,989
   Castellum AB                                                         101,800          2,155,612
   Cloetta AB Series B                                                    6,300            143,407
 * Concordia Maritime AB Series B                                       136,100            262,975
 * Doro Telefoni AB Series A                                              6,400              7,708
 * Duroc AB Series B                                                      1,400              2,409
 * Elekta AB                                                             37,700            708,488
 * Enea Data AB Series B                                                339,400            110,048
 * Expanda AB                                                            14,600             60,865
 * Fagerlid Industrier AB                                                51,750                  0
 * Finnveden AB                                                          67,600            401,695
 * Framtidsfabriken AB                                                  631,800             40,135
 * Frontec AB Series B                                                   31,900             22,797
   Geveko AB Series B                                                    19,900            376,610
   Gorthon Lines AB Series B                                             69,300            177,008
   Gunnebo AB                                                            12,100            299,454
   Haldex AB                                                             44,200            573,259
 * Hiq International AB                                                  45,000             77,421
 * IBS AB Series B                                                      173,950            306,181
 * Industrial & Financial Systems AB
     Series B                                                           146,500            150,260
 * Industrifoervaltnings AB Skandigen                                    46,200            119,228
*# Intentia International AB Series B                                   185,300            170,437
   Kinnevik Industrifoervaltnings AB
     Series B                                                           123,600          3,688,654
   Klippans Finpappersbruk AB                                            30,800             70,518
 * Klovern AB B Shares                                                   94,078            204,190
   Kungsleden AB                                                         46,600          1,190,272
   Ljungberg Gruppen AB Series B                                          4,200             55,584
 * Mandator AB                                                           52,500             11,742
 * Medivir Series B                                                      12,100            169,744
 * Micronic Laser Systems AB                                             26,000            258,070
   NCC AB Series A                                                       45,400            324,454
   NCC AB Series B                                                      230,400          1,646,566

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Naerkes Elektriska AB Series B                                        26,100    $       324,692
   Nolato AB Series B                                                    15,900            101,636
   OEM International AB Series B                                          5,000             61,540
   Observer AB                                                          173,200            767,884
 * Ortivus AB                                                            12,300             51,276
   PEAB AB Series B                                                     135,400            734,692
 # Pandox Hotelfastigheter AB                                            63,400            914,574
 * Partnertech AB                                                        25,482            116,347
 * Pergo AB                                                             117,916            237,202
   Poolia AB Series B                                                    43,200            132,640
 * Pricer AB Series B                                                   441,000             32,684
 * Proact It Group AB                                                    15,000             48,438
*# Protect Data AB                                                       15,600             55,743
 * PyroSequencing AB                                                     78,382            123,443
 * Rorvik Timber AB                                                      30,600             45,357
   Rottneros Bruk AB                                                  1,191,000          1,331,899
 * Salus Ansvar AB Series B                                              36,600             64,907
 * Scribona AB Series A                                                  15,700             27,842
*# Scribona AB Series B                                                 118,100            212,565
 * Semcon AB                                                             30,500             65,391
 * Song Network Holding                                                  81,507            663,396
   Sweco AB Series B                                                     47,050            410,967
   Teleca AB Series B                                                     4,200             21,622
   Trelleborg AB Series B                                               160,900          2,491,408
 * Turnit AB                                                            125,300             28,854
 * Viking Telecom AB                                                     29,100              8,665
 * WM-Data AB Series B                                                  166,500            337,139
   Wallenstam Byggnads AB
     Series B                                                            79,600          1,732,933
 * Wedins Norden AB Series B                                            404,852            104,480
 * Westergyllen AB Series B                                               6,800             47,247
   Whilborg Fastigheter AB Class B                                      159,170          1,895,861
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $20,375,144)                                                                   32,699,055
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $11,466)                                                                         11,466
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Pricer AB Rights 12/09/03
   (Cost $0)                                                            441,000              1,166
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $20,386,610)                                                                   32,711,687
                                                                                   ---------------
GREECE -- (2.5%)
COMMON STOCKS -- (2.5%)
   Aegek                                                                326,634            779,173
 * Agrotiki Insurance S.A.                                                6,880             47,009
   Alco Hellas ABEE S.A.                                                145,300            282,163
 * Allatini Industrial & Commercial Co.                                  58,400            133,010
   Alpha Leasing                                                        117,115            766,522
 * Alte Technological Co. S.A.                                          299,816            402,524
 * Altec Information & Communication
     Systems S.A.                                                       348,200            338,091
   Alumil Milonas S.A.                                                   64,120            318,210
 * Aluminum of Attica S.A.                                              337,348            412,475
 * Anek Lines S.A.                                                      217,649            346,999
   Arcadia Metal Industry C. Rokas S.A.                                  84,011            495,474
 * Aspis Pronia General Insurance S.A.                                  162,500            292,189
   Athens Medical Center S.A.                                           343,400            695,675
   Athens Water Supply & Sewage
     Co. S.A.                                                            58,200    $       442,315
 * Atlantic Super Market S.A.                                            80,190            130,731
   Attica Enterprises S.A. Holdings                                     425,974          1,766,764
   Atti-Kat S.A.                                                        324,218            450,832
 * Bitros Holdings S.A.                                                  47,100            168,815
   Delta Holdings S.A.                                                   64,300            462,468
   Edrassi C. Psallidas S.A.                                             58,506            142,369
   Egnatia Bank S.A.                                                    317,810          1,047,658
   El. D. Mouzakis S.A.                                                 123,900            231,694
 * Ergas S.A.                                                            95,407             58,327
 * Etba Leasing S.A.                                                     70,654            176,165
 * Etma Rayon S.A.                                                       39,176             68,094
 * Euro Reliance General Insurance                                        4,200             11,580
 * Euromedica S.A.                                                       89,200            222,407
 * Europaiki Techniki                                                    98,150            104,713
 * Fanco S.A.                                                            44,900            137,786
 * Forthnet S.A.                                                         61,700            380,161
   Fourlis S.A.                                                         155,000            455,216
   Frigoglass S.A.                                                      163,600            694,234
 * G.Polyhronos S.A.                                                     27,800             58,651
   General Construction Co. S.A.                                         11,000             94,411
 * General Hellenic Bank                                                109,759            768,373
   Gnomon Construction S.A.                                              82,688             76,322
   Hatziioannou S.A.                                                     97,400            254,528
   Hellas Can Packaging Manufacturers
     S.A.                                                                64,287            436,173
   Hellenic Cables S.A.                                                  89,428            153,295
   Hellenic Fabrics S.A.                                                 55,000            188,559
   Hermes Real Estate S.A.                                               86,814            466,216
 * Intracom Constructions S.A.                                           80,000            193,714
   Intracom S.A.                                                        339,326          2,188,360
 * J Boutaris & Son Holding S.A.                                        105,600            173,422
   Kalpinis Simos Steel Service Center                                   49,238            180,610
 * Keranis Holdings S.A.                                                 53,625             73,281
 * Kordellou Brothers S.A.                                               17,200             34,638
 * Lambrakis Press S.A.                                                 228,200          1,444,338
   Lavipharm S.A.                                                       160,616            308,055
   Light Metals Industry                                                 87,548            261,315
   Loulis Mills S.A.                                                     64,408            243,976
 * Maritime Company of Lesvos S.A.                                      164,000            135,648
 * Maxim Knitwear Factory C.M.                                           61,360             75,025
   Mesochoritis Bros. Construction Co.                                   89,900             84,057
   Michaniki S.A.                                                       273,758            879,470
 * Minoan Lines S.A.                                                    290,027            618,839
   Mochlos S.A.                                                         163,064            156,376
   Mytilineos Holdings S.A.                                             128,870            821,832
 * N. Levederis S.A.                                                     24,700             23,095
 * Naoussa Spinning Mills S.A.                                           81,900            341,651
 * Nexans Hellas S.A.                                                    25,070             87,451
   Nikas S.A.                                                            35,183            283,414
   Notos Com.Holdings S.A.                                               11,808             49,258
 * O. Daring Sain                                                        42,800             22,574
   Pantechniki S.A.                                                     139,965            342,270
 * Pegasus Publishing & Printing S.A.                                   164,020            495,469
 * Petzetakis S.A.                                                       88,200            265,376
 * Pilias S.A.                                                           85,279             42,935
 * Proodeftiki Technical Co.                                            164,900            168,019
 * Sanyo Hellas S.A.                                                    208,918            453,288
   Sarantis S.A.                                                        154,900            586,756
 * Sato S.A.                                                             93,160            113,907

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Selected Textile Industry Assoc. S.A.                                161,500    $       230,377
   Sfakianakis S.A.                                                      38,370            134,765
 * Sheet Steel S.A.                                                      77,100             59,150
 * Shelman                                                              155,548            279,689
   Spyroy Agricultural House S.A.                                       103,200            154,635
 * Stabilton S.A.                                                       221,900             21,280
   Strintzis Shipping Lines S.A.                                        414,176            660,322
   Technical Olympic S.A.                                               541,880          2,715,181
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    23,730             17,921
   Terna Tourist Technical & Maritime
     S.A.                                                                33,100            295,203
 * Themeliodomi                                                         140,360            398,760
   Thrace Plastics Co. S.A.                                             174,600            249,064
 * Varvaressos S.A. European Spinning
     Mills                                                               36,350             78,433
   Veterin                                                               62,096            288,812
   Vioter S.A.                                                          150,645            252,815
 * Vis Container Manufacturing Co.                                       12,511             47,691
   Zampa S.A.                                                             1,750             24,754
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $28,051,970)                                                                   32,015,642
                                                                                   ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
 * Begemann Groep NV                                                     24,247            116,262
 * Begemann Groep NV Series B                                            44,600             31,009
 * Brunel International NV                                               22,100            144,380
   Buhrmann NV                                                          260,044          1,976,312
   Delft Instruments NV                                                   2,680             46,101
   Docdata NV                                                             7,400             31,845
*# Draka Holding NV                                                      67,000          1,209,537
 * Econosto NV                                                           23,804             38,522
   Gamma Holding NV                                                      58,811          2,442,762
   Gemeenschappeljk Bezit Crown
     van Gelder NV                                                       14,320            231,737
   Grontmij NV                                                            6,100            154,361
 # Hagemeyer NV                                                         210,449            580,222
   Heijmans NV                                                           34,300            709,255
 * Ispat International NV                                               163,245          1,134,978
 # KLM (Koninklijke Luchtvaart Mij)
     NV                                                                 133,819          2,115,836
   Kas Bank NV                                                           90,720          1,687,774
 * Kendrion NV                                                           13,922             68,924
 # Koninklijke Bam NV                                                    81,843          2,142,662
   Koninklijke Nedlloyd NV                                               63,175          2,093,919
 # Koninklijke Ten Cate NV                                               44,707          1,895,527
   Koninklijke Vopak NV                                                  96,886          1,742,094
   MacIntosh NV                                                          23,191            404,485
 * Maverix Capital NV                                                       900             40,996
 * New Skies Satellites NV                                              243,120          1,681,574
   Nutreco Holding NV                                                    19,168            522,730
   Roto Smeets de Boer NV                                                20,904            654,017
 * SNT Groep NV                                                          18,100            273,381
 * Samas-Groep NV, Zaandam                                               24,730            130,732
 * Seagull Holding NV                                                     2,000              4,267
 * Semiconductor Industries NV                                          108,700            800,050
   Smit Internationale NV                                                10,692            313,883
   Stork NV                                                              92,187          1,786,895
 * Textielgroep Twenthe NV                                                1,200              3,596
 * Tulip Computers NV                                                    38,643    $        12,507
   Twentsche Kabel Holding NV                                            22,000            498,430
   Univar NV                                                             19,493            309,609
   Van Der Mollen Holding NV                                             55,600            396,562
   Vedior NV                                                             47,622            720,992
 * Versatel Telecom International NV                                     31,200             63,580
 * Wegener Arcade NV                                                    108,300            912,648
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $22,228,904)                                                                   30,124,953
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Versatel Telecom International
     Warrants 10/08/04
     (Cost $308)                                                         31,200              5,984
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $22,229,212)                                                                   30,130,937
                                                                                   ---------------
SPAIN -- (2.0%)
COMMON STOCKS -- (2.0%)
 * Amper SA                                                             101,200            464,621
*# Avanzit SA                                                            76,700            242,727
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                   11,875            861,209
 * Cie Automotive SA                                                     17,839            188,821
   Cortefiel SA                                                         383,700          3,242,652
 * Dogi International Fabrics SA                                         21,900             98,445
 * Ercros SA                                                            630,100            279,467
 * Espanola del Zinc SA                                                  28,400             51,406
   Europistas Concesionaria Espanola
     SA                                                                 232,238          1,383,595
   Funespana SA                                                          25,500            155,894
   Global Steel Wire SA                                                  73,031            126,939
   Grupo Empresarial Ence SA                                             82,280          1,666,865
*# Grupo Picking Pack SA                                              1,079,666            621,227
   Iberpapel Gestion SA                                                  35,573            652,426
   Inbesos SA                                                            16,000             63,484
   Inmobiliaria Colonial SA ICSA                                         79,400          1,701,796
   Inmobiliaria Urbis SA                                                288,600          2,629,235
 * LSB (La Seda de Barcelona SA)
     Series B                                                           101,500            220,224
 * Mecalux SA                                                            62,500            258,475
   Metrovacesa SA                                                        27,947            851,254
 * Nicolas Correa SA                                                      8,000             27,331
 # Obrascon Huarte Lain SA                                              365,700          2,340,915
 * Parques Reunidos SA                                                   74,900            558,459
   Pescanova SA                                                          40,556            621,792
   Sol Melia SA                                                         111,200            790,458
   Tavex Algodonera SA                                                   85,184            333,907
 * Tecnocom Telecomunicaciones y
     Energia SA                                                          35,910            192,417
   Tubacex SA                                                           482,310            826,764
   Unipapel SA                                                           58,862          1,056,273
 * Unipapel SA Shares Issue                                              11,772            211,247
 # Uralita SA                                                           224,280          1,965,293
   Vidrala SA, Alava                                                     10,880            155,071
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           24,102            201,943
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $14,033,978)                                                                   25,042,632
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
FINLAND -- (2.0%)
COMMON STOCKS -- (2.0%)
 * Amanda Capital Oyj                                                   120,395    $        25,978
   Amer-Yhtymae Oyj Series A                                             80,600          3,371,940
   Aspocomp Group P.L.C.                                                 38,850            479,676
   Bank of Aland, Ltd.                                                    5,700            133,922
 * Benefon Oy                                                            19,000              9,338
 * Efore Oy                                                               9,400             94,877
   Elcoteq Network Corp.                                                 23,700            471,602
 * Eq Online Oyj                                                         23,440             60,692
 * Evox Rifa Group Oyj                                                  120,395             20,205
   Finnair Oyj                                                          288,900          1,859,693
 # Fiskars Oy AB Series A                                                40,000            522,644
   HK Ruokatalo Oy Series A                                              72,800            580,327
 * Honkarakenne Oy Series B                                              15,900            114,358
   Huhtamaki Van Leer Oyj                                               178,400          1,971,720
   Ilkka-Yhtyma Oyj                                                       2,400             86,308
   Julius Tallberg-Kiinteistoet Oy,
     Helsinki Series B                                                   11,601            101,656
   Kemira Oyj                                                           123,100          1,350,201
   Laennen Tehtaat Oy                                                    12,500            175,463
   Lemminkainen Oy                                                       23,600            579,943
   Leo Longlife Oy                                                       15,600            175,781
   Metsaemarkka Oyj Series B                                              1,300             10,129
 * Okmetic Oyj                                                           61,975            260,018
   Okobank Class A                                                       77,340          1,640,029
   Olvi Oyj Series A                                                     15,000            258,745
 * Polar Real Estate Corp. Series K                                     660,800            609,930
 # Raisio Group P.L.C. Series V                                         476,248            770,702
 * Rautaruukki Oyj Series K                                             402,710          2,968,841
   Raute Oy Series A                                                     11,200            107,674
   Sponda Oyj                                                           197,028          1,523,376
 * Stonesoft Corp.                                                      210,298            171,421
   Tamfelt Oyj                                                            1,400             24,586
 * Tecnomen Holding Oyj                                                 213,197            314,344
   Tulikivi Oy                                                            5,900            197,605
   Turkistuottajat Oy                                                       500              4,495
 # Wartsila Corp. Oyj Series B                                          101,600          1,887,751
   Yit-Yhtymae Oyj                                                       53,100          1,693,150
 * Yomi Oyj                                                               9,200             39,591
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $15,106,408)                                                                   24,668,711
                                                                                   ---------------
NORWAY -- (1.6%)
COMMON STOCKS -- (1.6%)
   ABG Sundal Collier ASA                                                93,000             63,377
*# Aker Kvaerner ASA                                                    126,503          2,094,961
   Bonheur ASA                                                           37,055            809,151
 * C. Tybring-Gjedde ASA                                              1,630,200             59,728
 * Choice Hotel Scandinavia ASA                                          13,000             35,056
 * Crystal Production                                                        31                  1
 * DOF ASA                                                               30,000             56,277
 * Dale of Norway Holding ASA                                            18,200              8,535
   Den Norske Oljeselkapet                                              154,800            589,849
 * EDB Elektronisk Data Behandling
     ASA                                                                 75,000            425,372
   Farstad Shipping ASA                                                  65,000            547,744
*# Fjord Seafood ASA                                                  1,241,246            596,662
*# Fred Olsen Energy ASA                                                294,000          1,034,082
   Ganger Rolf ASA                                                       29,450            561,081
 * Gresvig ASA                                                           13,300    $        48,924
 * Hafslund ASA                                                          45,500            234,720
 * Home Invest ASA                                                        7,066              5,178
 * Kenor ASA                                                            146,433            131,337
   Kverneland ASA                                                        39,457            410,562
 * Merkantildata ASA                                                  1,286,200            923,637
 * Nera ASA                                                             660,611          1,403,817
*# Ocean Rig ASA                                                        168,549            279,127
   Odfjell ASA Series A                                                  88,474          1,737,469
*# Petroleum Geo-Services ASA
     (New)                                                               30,590          1,131,977
 * Petrolia Drilling ASA                                                 73,000                428
 * Raufoss Ammunisjonfabrikker ASA                                        3,100              1,045
 * SAS AB                                                                38,000            377,302
 * Scana Industrier ASA                                                  33,500              2,946
 * Sinvest ASA                                                          260,954              3,442
 # Smedvig ASA Series A                                                 281,900          1,900,420
 * Software Innovation ASA                                               47,062            141,391
   Solstad Offshore ASA                                                  60,600            368,568
 * Tandberg Data ASA                                                    107,700            295,157
*# Tandberg Storage ASA                                                 107,700             23,044
 * Tandberg Television ASA                                              209,900            876,706
   Veidekke ASA                                                           7,000             53,858
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    120,700          3,095,579
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,696,594)                                                                   20,328,510
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $21,955)                                                                         22,965
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $16,718,549)                                                                   20,351,475
                                                                                   ---------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
   AS Dampskibsselsk Torm                                                36,570            860,247
   Aarhus Oliefabrik A.S. Aeries A                                        6,770            342,503
 * Alm. Brand A.S.                                                       35,055            756,833
   Amagerbanken A.S.                                                      4,226            415,341
   Ambu International A.S. Series B                                         608             63,674
   Amtssparekassen Fyn A.S.                                               4,181            470,872
 * Andersen & Martini Series B                                            3,500             12,124
 * Bording (F.E.) A.S. Series B                                             475             17,220
   Brodrene Hartmann A.S. Series B                                       13,560            286,205
 * Codan A.S.                                                            52,875          1,661,233
   DFDS A.S., Copenhagen                                                 10,520            305,094
   Dalhoff, Larsen & Hornemann
     A.S. Series B                                                        1,813             72,443
 * Danionics A.S. Series A                                               12,586             23,117
 * Denka Holding A.S.                                                       400             25,457
   DiskontoBanken A.S.                                                      976            172,191
   Djursland Bank                                                           473            116,981
   East Asiatic Co., Ltd.                                                46,252          1,766,137
   Egnsbank Han Herred                                                    3,181            187,069
*# FLS Industries                                                        72,186            773,428
 * Foras Holding A.S. Series A                                           19,779            183,239
   Forstaedernes Bank                                                     6,931            331,664
 * Genmab A.S.                                                           25,392            220,921
 * Gn Great Nordic A.S.                                                  48,710            309,214
   H&H International A.S. Series B                                          500             95,865

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Haandvaerkerbanken I Naestved                                            622    $       105,226
 * Harboes Bryggeri A.S.                                                    460             90,420
   Hedegaard (Peder P.) A.S.                                              1,406             95,483
   Hojgaard Holding A.S. Series B                                         7,075            170,987
 * Junckers (F.) Industrier A.S.                                          3,475             33,033
   Kompan A.S.                                                              310             34,213
   Lan & Spar Bank A.S.                                                   5,706            209,610
   Lokalbanken I Nordsjaelland A.S.                                         690            125,068
 * Migatronic Series B                                                    1,294             22,934
   Mons Bank A.S.                                                           424             43,380
 * Morso Bank                                                               240             28,035
 * NTR Holdings A.S.                                                      1,650             10,102
*# Neg Micon A.S.                                                        29,510            318,559
   Nordiske Kabel-Og Traadfabrikker
     Holding A.S.                                                        26,325            485,646
   Nordjyske Bank A.S.                                                    1,203            197,702
   Norresundby Bank                                                         439            135,096
   Ove Arkil Series B                                                       680             65,736
   Per Aarsleff A.S. Series B                                             2,240             67,128
   Ringkjobing Bank                                                       3,440            206,734
 * Ringkjobing Landbobank                                                 2,565            590,975
   Rockwool, Ltd.                                                        12,760            312,493
   Salling Bank                                                             500             40,280
   Sanistal A.S. Series B                                                 1,370             66,220
 * Scanbox Danmark A.S. Series B                                          3,400              1,057
   Scandinavian Brake Systems A.S.                                          510             20,953
   Schouw & Co. A.S.                                                     12,485            209,203
   Skaelskor Bank                                                           720             73,663
 * Skjern Bank A.S.                                                       1,530            103,535
 * Spaencom A.S.                                                            300             14,501
   Spar Nord Holding                                                     11,919            944,823
   Sparbank Vest A.S.                                                     2,374            416,920
   Sparekassen Faaborg A.S.                                               1,634            329,085
   Sydbank A.S.                                                          17,570          2,106,155
 * TK Development                                                        12,240             33,526
 * Topdanmark A.S.                                                       24,600          1,244,544
 * Torsana A.S. Series B                                                    200              2,256
   Totalbanken A.S.                                                         600             65,253
   Treka A.S.                                                            26,230            414,162
   VT Holdings Shares B                                                   4,200            177,972
   Vestfyns Bank                                                            500             44,710
   Vestjysk Bank A.S.                                                     1,942            518,149
 * Wessel & Vett Magasin du Nord
     A.S. Series C                                                        6,498            143,432
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,112,928)                                                                   19,788,031
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $152,135)                                                                       152,036
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $13,265,063)                                                                   19,940,067
                                                                                   ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
   Ackermans & Van Haaren SA                                              3,300             70,809
   Bekaert SA                                                            39,600          2,216,825
   CFE (Compagnie Francois
     d'Entreprises)                                                       2,996            721,867
   Cie Martime Belge SA                                                  43,100          2,552,252
   Cofinimmo SA                                                          15,405    $     1,990,673
 * Exmar NV                                                              29,600          1,188,655
   Floridienne NV                                                         1,900            110,463
   Immobel (Cie Immobiliere de
     Belgique SA)                                                        24,150            958,218
 * Integrated Production & Test
     Engineering NV                                                      28,600            116,564
*# Ion Beam Application SA                                              144,000            699,096
 * Ipso-Ilg SA                                                           27,200            195,632
   Nord-Sumatra Investissements SA                                          421             99,419
   Papeteries de Catala SA                                                  450             51,246
 * Quick Restaurants SA                                                  38,332            408,951
 * Quick Restaurants VVPR                                                27,380                328
   Recticel SA                                                           58,686            538,165
   Rosier SA                                                                200             22,224
 * Sait Radioholland                                                     11,000             68,567
   Sapec SA                                                               6,401            345,670
   Societe Belge Des Betons SA                                           12,520            459,246
 * Solvus SA                                                            146,000          1,795,641
   Spector Photo Group SA                                                11,701            167,614
 * Systemat SA                                                           36,500            165,826
 * Telindus Group SA                                                    177,900          1,539,687
 * Ubizen                                                               202,600            216,147
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $13,560,408)                                                                   16,699,785
                                                                                   ---------------
NEW ZEALAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 * AFFCO Holdings, Ltd.                                               2,642,860            388,418
   CDL Hotels NZ, Ltd.                                                1,706,000            436,050
   CDL Investments NZ, Ltd.                                             656,470            121,649
   Colonial Motor Co., Ltd.                                              77,580            140,788
 * Evergreen Forests, Ltd.                                              648,900            186,589
   Fisher & Paykel Apppliances
     Holdings, Ltd.                                                     131,412            317,412
   Fletcher Building, Ltd.                                              264,045            679,954
*# Fletcher Challenge Forests, Ltd.                                     907,160            759,367
   Hellaby Holdings, Ltd.                                               149,400            459,190
   Independent Newspapers, Ltd.
     (Auckland)                                                       1,456,541          4,681,526
 * Kingsgate International Corp., Ltd.                                1,021,800            156,702
 * Met Lifecare, Ltd.                                                   161,905            227,604
 * New Zealand Oil & Gas, Ltd.                                          308,137             70,883
   New Zealand Refining Co., Ltd.                                        12,100            126,493
 * Pan Pacific Petroleum NL                                             374,079             23,903
   Pyne Gould Guinness, Ltd.                                            246,048            196,529
 * Richina Pacific, Ltd.                                                704,552            153,070
 * Rubicon, Ltd.                                                      1,112,622            547,438
   Sanford, Ltd.                                                        323,500          1,103,856
   South Port New Zealand, Ltd.                                          71,088             65,866
   Steel & Tube Holdings, Ltd.                                          250,000            594,264
 * Tasman Farms                                                         228,576                  0
   Taylors Group, Ltd.                                                   42,000             59,848
   Tourism Holdings, Ltd.                                               478,921            437,620
*# Tower, Ltd.                                                        1,999,916          1,610,197
 * Trans Tasman Properties, Ltd.                                      2,902,740            667,740
   Williams & Kettle, Ltd.                                               45,022            139,241
   Wrightson, Ltd.                                                      480,700            417,744
                                                                                   ---------------
 TOTAL -- NEW ZEALAND
   (Cost $9,156,975)                                                                    14,769,941
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allgemeine Sparkasse
     Baugesellschaft                                                        120    $        13,002
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    106,666            831,110
   BBAG Oesterreichische Brau-
     Beteiligungs AG                                                     20,882          3,091,173
   Bohler Uddeholm AG                                                    34,980          2,261,360
   Brau Union Goess-Reinighaus AG                                        23,900          3,629,321
   Constantia-Iso Holding AG                                             17,000            173,216
   Flughafen Wien AG                                                     37,104          1,578,950
   Frauenthal Holding AG                                                  1,308             26,655
 * General Partners Inmobilienbesitz
     AG                                                                   5,900             10,892
   Linz Textil Holding AG                                                   200             33,564
 * Rhi AG, Wien                                                          31,752            501,275
   Rosenbauer International AG                                            1,462             75,289
 * Va Technologie AG                                                     48,360          1,344,332
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $7,915,319)                                                                    13,570,139
                                                                                   ---------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
   Abbey P.L.C.                                                          82,403            632,182
 * Arcon International Resources
     P.L.C.                                                             441,600             22,233
 * Ardagh P.L.C.                                                         77,019             64,904
 * Barlo Group P.L.C.                                                   920,768            419,424
 * Dragon Oil P.L.C.                                                    555,000            306,034
   Greencore Group P.L.C.                                               167,534            612,523
   Heiton Holdings P.L.C.                                               211,378            937,521
   IFG Group P.L.C.                                                     307,277            353,607
 * Iona Technologies P.L.C.                                             146,143            674,463
   Irish Intercontental Group P.L.C.                                    100,000          1,210,712
   Jurys Hotel Group P.L.C.                                             335,613          4,063,306
 * Oakhill Group P.L.C.                                                  69,119             11,600
   Readymix P.L.C.                                                       80,250            177,966
   Ryan Hotels P.L.C.                                                   418,106            526,254
   Waterford Wedgwood P.L.C.                                          4,141,874          1,390,190
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $8,212,821)                                                                    11,402,919
                                                                                   ---------------
PORTUGAL -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           482,400            526,221
 * EFACEC (Empresa Fabril de
     Maquinas Electricas)                                                59,400            227,853
 * Investimentos Participacoes e Gestao
     SA Inapa                                                            86,636            273,132
 * Papelaria Fernandes-Industria
     e Comercia SA                                                        2,000              9,662
 * Sociedad Construcoes Soares da
     Costa SA                                                             3,000              6,905
 * Sonae Industria-Sociedade Gestora
     de Participacoes Sociais SA                                         18,110    $        50,365
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $970,187)                                                                       1,094,138
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $1,061,121)                                                                   1,081,770
                                                                                   ---------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Canadian Dollars
     (Cost $335,686)                                                                       410,614
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Promet Berhad                                                        201,000             15,339
 * Rekapacific Berhad                                                   130,000                  0
 * Saship Holdings Berhad                                               361,000             84,550
 * Wing Tiek Holdings Berhad                                             86,000             20,142
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $663,374)                                                                         120,031
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (15.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $50,239,000 FNMA
     Discount Notes 1.10%, 01/09/04, valued at
     $50,176,201) to be repurchased at $49,437,378
     (Cost $49,434,000)                                         $        49,434         49,434,000
  Repurchase agreements in a Pooled
     Cash Account, Mizuho Securities USA, 1.05%, 12/01/03
     (Collateralized by $246,152,000 U.S. Treasury
     Obligations, rates ranging from 1.857% to 11.625%,
     maturities ranging from 02/15/04 to 05/15/30, valued at
     $140,811,416) to be repurchased at $140,823,737
     (Cost $140,811,416)^                                               140,811        140,811,416
TOTAL TEMPORARY CASH
  INVESTMENTS
   (Cost $190,245,416)                                                                 190,245,416
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,079,203,735)++                                                         $ 1,257,044,668
                                                                                   ===============

------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $1,084,341,947.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Emerging Markets Series of The DFA Investment
   Trust Company                                                                            $     594,287,832
                                                                                            -----------------
      Total Investments (100%) (Cost $498,055,432)++                                        $     594,287,832
                                                                                            =================

----------
++The cost for federal income tax purposes is $498,852,706.

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Emerging Markets Small Cap Series of The DFA Investment
   Trust Company                                                                            $      84,380,319
                                                                                            -----------------
      Total Investments (100%) (Cost $68,473,410)++                                         $      84,380,319
                                                                                            =================

----------
++The cost for federal income tax purposes is $68,689,030.

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment
   Trust Company                                                                            $   1,454,912,878
                                                                                            -----------------
      Total Investments (100%) (Cost $1,441,362,410)++                        144,050,780   $   1,454,912,878
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,447,932,919.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company                                                                 $   1,195,198,109
                                                                                            -----------------
      Total Investments (100%) (Cost $1,182,924,901)++                        117,985,993   $   1,195,198,109
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,191,361,800

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    -----              ------
                                                                    (000)
AGENCY OBLIGATIONS -- (99.3%)
  Federal Farm Credit Bank
    3.650%, 12/03/07                                            $         7,760    $     7,845,065
    3.000%, 04/15/08                                                     67,550         66,150,769
    3.625%, 10/24/08                                                     83,000         82,741,953
  Federal Home Loan Bank
    5.925%, 04/09/08                                                     15,000         16,496,115
    2.625%, 07/15/08                                                     46,500         44,681,385
    3.000%, 07/28/08                                                      1,000            974,331
    5.945%, 07/28/08                                                      3,000          3,304,098
    3.750%, 08/15/08                                                     49,400         49,585,003
    5.500%, 08/15/08                                                     10,000         10,796,450
    5.800%, 09/02/08                                                     53,300         58,376,452
    5.865%, 09/02/08                                                      2,670          2,933,043
    3.625%, 11/14/08                                                      2,000          1,994,420
  Tennessee Valley Authority
    5.375%, 11/13/08                                                     47,360         50,975,510
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $400,056,170)                                                                 396,854,594
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.82%, 12/01/03 (Collateralized by $3,001,000 FMC
     Discount Notes 1.11%, 03/25/04, valued at $2,989,746)
     to be repurchased at $2,945,201 (Cost $2,945,000)                    2,945          2,945,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $403,001,170)++                                                           $   399,799,594
                                                                                   ===============

-------
  + See Note B to Financial Statements.
 ++ The cost for federal income tax purposes is $403,001,170.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
UNITED STATES -- (99.3%)
BONDS -- (70.1%)
African Development Bank
     3.250%, 08/01/08                                           $        23,000    $    22,654,724
Bank Austria Creditanstalt AG
     5.375%, 12/28/07                                                    22,800         24,382,320
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,274,044
Canadian Government
     5.250%, 11/05/08                                                    26,300         28,460,019
Chevron Texaco Capital Corp.
     3.375%, 02/15/08                                                    20,620         20,593,441
Citigroup, Inc.
     3.500%, 02/01/08                                                    26,050         25,978,258
Deutsche Bahn Finance NV
     4.500%, 07/25/07                                                     2,000          2,076,800
Eksportfinans ASA
     3.875%, 11/05/07                                                    21,000         21,411,600
European Investment Bank
     5.375%, 09/16/08                                                    24,200         26,149,552
Fifth Third Bank
     3.375%, 08/15/08                                                    21,035         20,791,541
General Electric Capital Corp.
     4.250%, 01/15/08                                                    22,050         22,662,307
Gillette Co.
     2.875%, 03/15/08                                                    21,300         20,857,109
Inter-American Development Bank
   Corporate Bonds
     3.375%, 03/17/08                                                    23,050         23,123,022
International Finance Corp.
     3.000%, 04/15/08                                                    23,500         23,025,559
KFW International Finance, Inc.
   Corporate Bonds
     3.375%, 01/23/08                                                    22,050         22,082,259
Landesbank Baden-Wuerttemberg
     5.750%, 02/25/08                                                    20,000         21,664,000
     3.000%, 09/30/08                                                    24,200         23,532,080
Landwirtschaft Rentenbank
     3.250%, 06/16/08                                                    17,500         17,172,295
     3.875%, 09/04/08                                                     6,300          6,333,163
Nippon Telegraph & Telephone Corp.
     6.000%, 03/25/08                                                    15,110         16,550,300
Ontario Hydro
     6.100%, 01/30/08                                                    14,600         16,078,922
Ontario Province Bond Corp.
     5.500%, 10/01/08                                                    26,520         28,633,246
Osterreich Postsparkas
     6.000%, 04/16/08                                                    17,150         18,852,995
Pfizer, Inc.
     6.000%, 01/15/08                                                     4,500          4,943,921
Proctor & Gamble Co.
     6.125%, 05/08/08                                                    24,400         26,822,920
Province of British Columbia
     5.375%, 10/29/08                                           $         7,670    $     8,251,194
Rabobank
     5.500%, 09/17/08                                                    25,000         26,952,700
Republic of Austria
     6.250%, 05/19/08                                                    17,657         19,802,326
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                    24,200         26,355,421
Total Fina ELF Capital SA
     4.750%, 06/27/07                                                    18,300         19,227,810
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                    23,500         22,857,839
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                    25,000         24,632,300
Wells Fargo & Co. Corporate Bonds
     3.500%, 04/04/08                                                    26,550         26,463,314
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 10/29/08                                                     4,260          4,530,382
                                                                                   ---------------
TOTAL BONDS
   (Cost $676,735,154)                                                                 671,179,683
                                                                                   ---------------
AGENCY OBLIGATIONS -- (29.2%)
Federal Farm Credit Bank
     3.000%, 04/15/08                                                    12,000         11,751,432
     3.625%, 10/24/08                                                    72,000         71,776,152
Federal Home Loan Bank
     2.750%, 03/14/08                                                     8,000          7,799,824
     2.625%, 07/15/08                                                    25,000         24,022,250
     5.800%, 09/02/08                                                    15,500         16,976,267
     3.625%, 11/14/08                                                    15,000         14,958,150
Federal Home Loan Mortgage
   Corporation
     2.750%, 03/15/08                                                    20,000         19,490,640
     5.750%, 04/15/08                                                    13,500         14,764,113
     3.625%, 09/15/08                                                    35,000         35,046,165
Federal National Mortgage Association
     6.000%, 05/15/08                                                    46,500         51,300,846
     3.250%, 08/15/08                                                    12,000         11,825,052
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $281,897,999)                                                                 279,710,891
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $958,633,153)                                                                 950,890,574
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
   (Cost $5,364)                                                                             5,931
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $6,744,000 U.S. Treasury
     Notes 3.00%, 02/29/04, valued at $6,828,300) to be
     repurchased at $6,728,460
     (Cost $6,728,000)                                          $         6,728    $     6,728,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $965,366,517)++                                                           $   957,624,505
                                                                                   ===============

-------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $965,366,517.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (34.6%)
U.S. Treasury Bonds
   11.250%, 02/15/15                                            $         5,000    $     7,974,025
   10.625%, 08/15/15                                                      6,000          9,301,638
    9.875%, 11/15/15                                                      6,000          8,906,016
    9.250%, 02/15/16                                                      9,000         12,847,850
    7.250%, 05/15/16                                                      6,000          7,439,532
    9.000%, 11/15/18                                                      2,200          3,151,671
U.S. Treasury Notes
    5.625%, 05/15/08                                                     11,000         12,115,466
    5.500%, 05/15/09                                                      5,000          5,525,390
    6.000%, 08/15/09                                                     10,000         11,260,550
    6.500%, 02/15/10                                                      4,000          4,620,468
    5.750%, 08/15/10                                                      3,600          4,011,610
    5.000%, 08/15/11                                                      5,500          5,852,561
    3.875%, 02/15/13                                                     10,300         10,014,340
    7.500%, 11/15/16                                                      4,000          5,059,532
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $102,678,971)                                                                 108,080,649
                                                                                   ---------------
AGENCY OBLIGATIONS -- (64.5%)
Federal Farm Credit Bank
     6.400%, 10/09/07                                                     2,500          2,779,537
     6.000%, 01/07/08                                                     5,000          5,495,100
     6.450%, 10/07/09                                                     2,000          2,248,854
     7.160%, 05/19/10                                                     3,000          3,496,767
     6.700%, 11/22/10                                                     2,000          2,287,100
     6.135%, 12/13/10                                                     4,000          4,428,572
     5.750%, 01/18/11                                                     9,000          9,768,483
     6.000%, 03/07/11                                                     9,000          9,912,942
     6.740%, 04/11/11                                                     1,000          1,143,805
     6.260%, 12/02/11                                                     2,000          2,222,888
     6.280%, 11/26/12                                                     3,000          3,353,547
     8.160%, 09/30/14                                                     3,615          4,614,103
Federal Home Loan Bank
     6.370%, 09/26/07                                                     7,425          8,244,549
     6.200%, 10/10/07                                                     2,000          2,209,306
     5.895%, 01/14/08                                                     2,100          2,299,825
     6.030%, 01/30/08                                                     2,000          2,201,244
     7.000%, 02/15/08                                                     2,000          2,281,296
     5.905%, 03/27/08                                           $         4,000    $     4,386,776
     6.185%, 05/06/08                                                     1,000          1,110,302
     6.045%, 05/22/08                                                     1,000          1,104,863
     5.945%, 07/28/08                                                     6,000          6,608,196
     5.915%, 08/25/08                                                     3,000          3,300,687
     5.800%, 09/02/08                                                     3,000          3,285,729
     5.550%, 11/17/08                                                     5,000          5,420,530
     5.315%, 12/23/08                                                    10,000         10,731,600
     5.545%, 02/17/09                                                     3,000          3,251,010
     5.950%, 03/16/09                                                     5,550          6,123,149
     5.863%, 04/22/09                                                     9,000          9,890,820
     6.730%, 06/22/09                                                     2,500          2,857,958
     6.500%, 11/13/09                                                     9,000         10,172,745
     3.875%, 02/12/10                                                     3,000          2,956,410
     7.375%, 02/12/10                                                     2,080          2,451,494
     4.125%, 08/13/10                                                     9,000          8,925,597
     6.625%, 11/15/10                                                     1,000          1,139,035
     7.200%, 06/14/11                                                     3,000          3,540,033
     5.750%, 05/15/12                                                     6,500          7,038,941
     4.500%, 11/15/12                                                     8,000          7,937,416
Tennessee Valley Authority
     5.375%, 11/13/08                                                     8,000          8,610,728
     5.625%, 01/18/11                                                    11,000         11,849,365
     6.000%, 03/15/13                                                     9,000          9,876,978
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $186,220,631)                                                                 201,558,280
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.9%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by FMC Discount Notes
     1.11%, 03/25/04, valued at $2,789,500) to be
     repurchased at $2,748,188
     (Cost $2,748,000)
                                                                          2,748          2,748,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $291,647,602)++                                                           $   312,386,929
                                                                                   ===============

-------
  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $291,647,602.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
MUNICIPAL BONDS -- (65.8%)
Alabama -- (2.9%)
Alabama State Department of Dock
   Facilities Revenue Bonds
     6.000%, 10/01/08                                           $         1,000    $     1,154,490
Alabama Water Pollution Control
   Authority Revenue Bonds
     5.000%, 08/15/08                                                     2,160          2,390,213
Huntsville, Alabama General
   Obligations
     4.500%, 08/01/07                                                     1,000          1,080,090
Jefferson County, Alabama Series A
   General Obligations
     5.000%, 04/01/08                                                     1,300          1,430,858
                                                                                   ---------------
                                                                                         6,055,651
                                                                                   ---------------
Arizona -- (3.3%)
Arizona State Transportation Board
   Revenue Bonds
     5.250%, 07/01/08                                                     3,000          3,373,080
City of Scottsdale, Arizona General
   Obligations
     5.000%, 07/01/08                                                     2,250          2,500,357
Pima County, Arizona General
   Obligations
     5.100%, 07/01/07                                                     1,000          1,101,770
                                                                                   ---------------
                                                                                         6,975,207
                                                                                   ---------------
Colorado -- (1.0%)
Denver, Colorado City & County Special
   Facilities Airport Redevelopment
   Series A Revenue Bonds
     5.500%, 01/01/08                                                     1,000          1,100,470
Jefferson County, Colorado School
   District General Obligations
     5.500%, 12/15/06                                                     1,000          1,108,430
                                                                                   ---------------
                                                                                         2,208,900
                                                                                   ---------------
Delaware -- (1.0%)
Delaware Transportation Authority
   Series B Revenue Bonds
     5.250%, 07/01/07                                                     1,000          1,111,290
State of Delaware Series B General
   Obligations
     5.000%, 05/01/07                                                     1,000          1,098,430
                                                                                   ---------------
                                                                                         2,209,720
                                                                                   ---------------
Florida -- (2.1%)
Florida State Board of Education
   Series H General Obligations
     5.000%, 06/01/08                                                     2,000          2,221,400
Jacksonville, Florida Excise Taxes
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,116,030
Tallahassee, Florida Energy Systems
     2.750%, 10/01/05                                           $         1,000    $     1,023,720
                                                                                   ---------------
                                                                                         4,361,150
                                                                                   ---------------
Georgia -- (2.2%)
State of Georgia General Obligations
     5.250%, 08/01/07                                                     1,000          1,111,910
State of Georgia General Obligations
     5.750%, 09/01/07                                                     1,000          1,131,900
State of Georgia General Obligations
     6.700%, 08/01/08                                                     2,000          2,375,500
                                                                                   ---------------
                                                                                         4,619,310
                                                                                   ---------------
Hawaii -- (1.0%)
State of Hawaii General Obligations
     5.000%, 04/01/08                                                     2,000          2,204,780
                                                                                   ---------------
Illinois -- (4.6%)
Central Lake County, Illinois General
   Obligations
     6.000%, 02/01/08                                                     1,000          1,140,470
Chicago Metropolitan Water Reclamation
   District General Obligations
     5.500%, 12/01/08                                                     2,000          2,273,540
Chicago, Illinois Public Building
   Commission Revenue Bonds
     5.000%, 03/01/08                                                     1,000          1,103,040
Chicago, Illinois Tax Increment
     5.500%, 01/01/07                                                       970          1,069,309
Du Page, Cook & Will Counties
   Community College District
   General Obligations
     5.000%, 06/01/08                                                     2,175          2,403,049
Du Page, Illinois Water Commission
   General Obligations
     5.000%, 03/01/07                                                     1,000          1,089,810
 State of Illinios First Series
   General Obligations
     5.250%, 04/01/07                                                       600            660,624
                                                                                   ---------------
                                                                                         9,739,842
                                                                                   ---------------
Indiana -- (2.1%)
Indianapolis, Indiana Local Improvement
   Revenue Bonds
     6.500%, 01/01/08                                                     1,000          1,156,250
Ivy Technical State College
   Revenue Bonds
     5.000%, 07/01/08                                                     1,000          1,103,040
Logansport Multi-Purpose School
   Building Corp. Revenue Bonds
     4.250%, 07/05/08                                                     1,000          1,071,010
Valparaiso, Indiana School
   Building Corp.
     4.500%, 01/05/07                                                     1,000          1,073,260
                                                                                   ---------------
                                                                                         4,403,560
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Kansas -- (1.6%)
Johnson County, Kansas General
   Obligations
     5.250%, 09/01/07                                           $         1,000    $     1,109,780
Kansas State Development Finance
   Authority Revenue Bonds
     5.000%, 10/01/07                                                     1,000          1,103,380
Wyandotte County, Kansas City, Kansas
     5.000%, 09/01/07                                                     1,000          1,101,220
                                                                                   ---------------
                                                                                         3,314,380
                                                                                   ---------------
Kentucky -- (1.6%)
 Kentucky State Turnpike Authority
   Revenue Bonds
     5.500%, 07/01/08                                                     3,000          3,385,980
                                                                                   ---------------
Louisiana -- (1.9%)
Calcasieu Parish, Louisiana
   General Obligations
     4.600%, 08/15/06                                                       700            750,645
New Orleans, Louisana Certificates of
   Indebtedness General Obligations
     5.000%, 03/01/08                                                     1,000          1,103,040
Shreveport, Lousianna Series A
   Certificates of Indebtedness
     5.000%, 10/01/07                                                     1,000          1,102,220
St. Tammany Parish, Louisiana
     6.000%, 04/01/07                                                     1,000          1,122,970
                                                                                   ---------------
                                                                                         4,078,875
                                                                                   ---------------
Maryland -- (1.6%)
State of Maryland General Obligations
     5.000%, 07/15/08                                                     2,000          2,228,040
Washington Suburban Sanitation
   District General Obligations
     5.250%, 06/01/08                                                     1,000          1,122,210
                                                                                   ---------------
                                                                                         3,350,250
                                                                                   ---------------
Massachusetts -- (1.6%)
Boston, Massachusetts Series A
   General Obligations
     5.000%, 02/01/08                                                     1,000          1,103,180
State of Massachusetts Series C
   General Obligations
     5.250%, 12/01/07                                                     2,000          2,229,600
                                                                                   ---------------
                                                                                         3,332,780
                                                                                   ---------------
Michigan -- (4.2%)
Detroit, Michigan City School District
   Series B General Obligations
     4.500%, 05/01/08                                                     1,000          1,088,760
Fraser Public School District
   General Obligations
     5.150%, 05/01/08                                                     1,000          1,115,850
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,117,200
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/08                                           $         3,000    $     3,386,640
Michigan State Comprehensive
   Transportation Series A
   Revenue Bonds
     5.750%, 05/15/07                                                     1,000          1,122,270
 Wayne County, Michigan Community
   College General Obligations
     5.000%, 07/01/07                                                     1,000          1,099,070
                                                                                   ---------------
                                                                                         8,929,790
                                                                                   ---------------
Minnesota -- (1.6%)
Metropolitan Council of Minneapolis
   and St. Paul General Obligations
     4.000%, 02/01/08                                                     1,200          1,278,492
State of Minnesota General Obligations
     6.000%, 08/01/05                                                     1,000          1,076,110
State of Minnesota General Obligations

     5.000%, 11/01/07                                                     1,000          1,109,520
                                                                                   ---------------
                                                                                         3,464,122
                                                                                   ---------------
Mississippi -- (0.5%)
Rankin County, Mississippi
   School District
     4.500%, 02/01/07                                                     1,000          1,074,280
                                                                                   ---------------
Missouri -- (1.6%)
State of Missouri General Obligations
     5.000%, 08/01/08                                                     3,000          3,342,390
                                                                                   ---------------
Nevada -- (1.1%)
Clark County, Nevada School District
   General Obligations
     5.500%, 06/15/07                                                     2,000          2,233,280
                                                                                   ---------------
New Hampshire -- (0.5%)
New Hampshire State Turnpike
   Systems Revenue Bonds
     5.000%, 10/01/06                                                     1,000          1,088,100
                                                                                   ---------------
New Jersey -- (0.5%)
New Jersey State Transportation Trust
   Fund Authority
     5.375%, 12/15/07                                                     1,000          1,121,460
                                                                                   ---------------
New Mexico -- (0.8%)
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                       550            603,691
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                     1,000          1,097,260
                                                                                   ---------------
                                                                                         1,700,951
                                                                                   ---------------
New York -- (1.1%)
Long Island Power Authority Series A
   Revenue Bonds
     5.250%, 12/01/05                                                     1,000          1,074,850
Municipal Assistance Corp. for the
   City of New York
     6.000%, 07/01/07                                                     1,000          1,135,580
                                                                                   ---------------
                                                                                         2,210,430
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
North Carolina -- (1.1%)
North Carolina State Public
   Improvements General Obligations
     5.500%, 03/01/08                                           $         1,000    $     1,127,840
University of North Carolina
   Revenue Bonds
     5.000%, 04/01/08                                                     1,000          1,111,960
                                                                                   ---------------
                                                                                         2,239,800
                                                                                   ---------------
Ohio -- (3.7%)
Franklin County, Ohio
   General Obligations
     5.500%, 12/01/07                                                     1,000          1,130,440
Ohio State Building Authority
   Revenue Bonds
     5.500%, 10/01/08                                                     1,500          1,709,595
Ohio State Higher Education Capital
   Facilities Series II Revenue Bonds
     5.250%, 12/01/06                                                     1,000          1,100,750
Ohio State Water Development Authority
   Revenue Bonds
     5.000%, 06/01/08                                                     2,500          2,780,150
State of Ohio Highway Improvement
   General Obligations
     5.500%, 05/01/07                                                     1,000          1,111,690
                                                                                   ---------------
                                                                                         7,832,625
                                                                                   ---------------
Oklahoma -- (2.2%)
Grand River Dam Authority of Oklahoma
   Revenue Bonds
     5.750%, 06/01/08                                                     4,000          4,538,920
                                                                                   ---------------
Oregon -- (1.5%)
Oregon State Department of
   Administrative Services
   Revenue Bonds
     5.250%, 04/01/08                                                     2,000          2,235,660
Oregon State Department of
   Transportation Revenue Bonds
     5.000%, 11/15/06                                                       900            983,457
                                                                                   ---------------
                                                                                         3,219,117
                                                                                   ---------------
Pennsylvania -- (2.7%)
Allegheny County, Pennsylvania
   Sanitation Authority
     5.000%, 12/01/07                                                     1,000          1,110,150
Berks County, Pennsylvania
   General Obligations
     6.350%, 11/15/07                                                     1,500          1,739,805
Pennsylvania Intergovernmental
   Cooperative Authority Special Tax
     5.000%, 06/15/08                                                     1,000          1,110,250
Pittsburgh, Pennsylvania School District
   General Obligations
     5.000%, 09/01/07                                                     1,000          1,103,490
 State of Pennsylvania
   General Obligations
     5.000%, 01/15/07                                                       650            708,149
                                                                                   ---------------
                                                                                         5,771,844
                                                                                   ---------------
South Carolina -- (0.5%)
Piedmont Municipal Power Agency
   Electric Revenue Bonds Series 1985B
     6.125%, 01/01/07                                           $         1,000    $     1,119,020
                                                                                   ---------------
Tennessee -- (2.6%)
Knox County, Tennessee
   General Obligations
     4.500%, 04/01/08                                                     2,000          2,167,400
Metro Government Nashville & Davidson
   Counties General Obligations
     5.250%, 10/15/07                                                     1,000          1,112,830
Metro Government Nashville & Davidson
   Counties General Obligations
     5.000%, 11/15/08                                                     2,000          2,232,860
                                                                                   ---------------
                                                                                         5,513,090
                                                                                   ---------------
Texas -- (4.9%)
Austin, Texas Electric Utility Systems
   Revenue Bonds
     5.000%, 11/15/05                                                     1,000          1,067,210
Dallas Fort Worth, Texas International
   Airport Revenue Bonds
     5.500%, 11/01/07                                                     1,000          1,110,310
Dallas, Texas Waterworks & Sewer
   System Revenue Bonds
     5.250%, 10/01/08                                                     3,000          3,369,150
Lower Colorado River Authority
   Revenue Bonds
     5.250%, 05/15/08                                                     1,000          1,116,550
San Antonio, Texas General
   Improvement General Obligations
     5.000%, 08/01/07                                                     1,000          1,100,910
Trinity River Authority Texas Regional
   Wastewater System Revenue Bond
     5.500%, 08/01/08                                                     2,200          2,486,902
                                                                                   ---------------
                                                                                        10,251,032
                                                                                   ---------------
Utah -- (2.6%)
Salt Lake City, Utah General Obligations
     5.250%, 06/15/07                                                     1,000          1,106,360
State of Utah General Obligations
     4.000%, 07/01/08                                                     3,000          3,205,800
Utah State Board of Regents
   Revenue Bonds
     5.250%, 04/01/08                                                     1,000          1,113,460
                                                                                   ---------------
                                                                                         5,425,620
                                                                                   ---------------
Vermont -- (0.5%)
Vermont Public Power Supply Authority
     4.000%, 07/01/07                                                     1,000          1,063,010
                                                                                   ---------------
Virginia -- (0.5%)
Richmond, Virginia General Obligations
     5.000%, 07/15/07                                                     1,000          1,101,940
                                                                                   ---------------
Washington -- (2.1%)
King County, Washington Sewer
   Revenue Bonds
     5.250%, 01/01/08                                                     2,000          2,218,440

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Seattle, Washington Drain & Wastewater
   Revenue Bonds
     4.000%, 07/01/08                                           $         1,000    $     1,063,680
State of Washington General Obligations
     5.500%, 09/01/07                                                     1,000          1,118,220
                                                                                   ---------------
                                                                                         4,400,340
                                                                                   ---------------
Wisconsin -- (0.5%)
Muskego Norway, Wisconsin School
   General Obligations
     5.000%, 04/01/07                                                     1,000          1,092,370
                                                                                   ---------------
TOTAL MUNICIPAL BONDS
   (Cost $137,923,078)                                                                 138,973,916
                                                                                   ---------------
TAX EXEMPT COMMERCIAL
   PAPER -- (33.4%)
Arizona -- (0.5%)
City of Mesa, Arizona Municipal
   Development
     1.000%, 12/02/03                                                     1,000          1,000,000
                                                                                   ---------------
Connecticut -- (0.5%)
State of Connecticut Health Education
     1.000%, 12/12/03                                                     1,000          1,000,000
                                                                                   ---------------
Florida -- (2.8%)
City of Gainesville, Florida
     0.970%, 12/22/03                                                     3,000          3,000,000
Miami-Dade County, Florida Airport
     1.020%, 12/03/03                                                     2,005          2,005,000
Sunshine State Government Finance
     1.120%, 12/19/03                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         6,005,000
                                                                                   ---------------
Georgia -- (2.1%)
Burke County, Georgia
   Development Authority
     1.120%, 12/11/03                                                     3,000              3,000
Burke County, Georgia
   Development Authority
     1.120%, 12/29/03                                                     1,500          1,500,000
                                                                                   ---------------
Louisiana -- (1.7%)
Louisiana Public Facility Authority
     0.980%, 12/03/03                                                     3,600          3,600,000
                                                                                   ---------------
Maryland -- (2.6%)
Maryland Health & Higher Education
     0.970%, 12/03/03                                                     1,000          1,000,000
Maryland Health & Higher Education
     1.100%, 12/09/03                                                     1,000          1,000,000
Montgomery, Maryland
   General Obligations
     1.000%, 12/05/03                                                     1,500          1,500,000
Montgomery, Maryland
   General Obligations
     1.050%, 12/05/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         5,500,000
                                                                                   ---------------
Massachusetts -- (1.9%)
Harvard University
     1.100%, 12/04/03                                                     2,100          2,100,000
Massachusetts Water Resource Authority
     1.000%, 12/17/03                                           $         2,000    $     2,000,000
                                                                                   ---------------
                                                                                         4,100,000
                                                                                   ---------------
Nebraska -- (1.4%)
Omaha Public Power District
     1.000%, 12/15/03                                                     2,000          2,000,000
Omaha Public Power District
     1.080%, 12/23/03                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         3,000,000
                                                                                   ---------------
New Jersey -- (1.2%)
Princeton University
     1.000%, 12/08/03                                                     1,000          1,000,000
 Princeton University
     1.030%, 01/05/04                                                     1,500          1,500,000
                                                                                   ---------------
                                                                                         2,500,000
                                                                                   ---------------
New York -- (1.4%)
Dormitory Authority of New York
     1.120%, 12/15/03                                                     3,000          3,000,000
                                                                                   ---------------
South Carolina -- (1.7%)
South Carolina Public Services Authority
     1.000%, 12/01/03                                                     1,500          1,500,000
South Carolina Public Services Authority
     1.120%, 12/15/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         3,500,000
                                                                                   ---------------
Tennessee -- (2.1%)
Tennessee State School Board Authority
     1.100%, 12/01/03                                                     3,000          3,000,000
Tennessee State School Board Authority
     1.120%, 12/04/03                                                     1,500          1,500,000
                                                                                   ---------------
                                                                                         4,500,000
                                                                                   ---------------
Texas -- (8.9%)
City of San Antonio, Texas
     1.100%, 12/08/03                                                     2,000          2,000,000
Dallas Area Rapid Transit
     1.120%, 12/16/03                                                     1,000          1,000,000
Harris County, Texas General Obligations
     1.000%, 12/05/03                                                     3,000          3,000,000
Houston, Texas General Obligations
     1.080%, 12/10/03                                                     2,000          2,000,000
Houston, Texas Public Improvement
   General Obligations
     5.500%, 03/01/06                                                       500            541,305
Plano, Texas Health Facility
     1.050%, 12/09/03                                                     2,000          2,000,000
Texas Municipal Power Agency
     1.030%, 12/03/03                                                     2,800          2,800,000
Texas Municipal Power Agency
     1.050%, 12/09/03                                                     2,000          2,000,000
University of Texas Board of Regents
     1.000%, 12/02/03                                                     3,465          3,465,000
                                                                                   ---------------
                                                                                        18,806,305
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Utah -- (1.9%)
   Intermountain Power Agency
     1.000%, 12/04/03                                           $         2,000    $     2,000,000
   Intermountain Power Agency
     1.060%, 12/09/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         4,000,000
                                                                                   ---------------
Virginia -- (0.5%)
   Ida of The City of Norfolk, Virginia
     0.900%, 12/02/03                                                     1,000          1,000,000
                                                                                   ---------------
Washington -- (1.0%)
   City of Tacoma, Washington BANS
     1.050%, 01/15/04                                                     2,000          2,000,000
                                                                                   ---------------
Wisconsin -- (1.2%)
   State of Wisconsin General Obligations
     1.100%, 12/01/03                                                     1,000          1,000,000
   State of Wisconsin General Obligations
     1.100%, 12/01/03                                                       500            500,000
   State of Wisconsin General Obligations
     5.000%, 05/01/07                                                     1,000          1,093,130
                                                                                   ---------------
                                                                                         2,593,130
                                                                                   ---------------
TOTAL TAX EXEMPT COMMERCIAL PAPER
   (Cost $70,576,359)                                                                   70,604,435
                                                                                   ---------------

                                                                         SHARES
                                                                         ------
TEMPORARY CASH INVESTMENTS -- (0.8%)
* Wilmington Tax Exempt Portfolio -- Investor Shares
   (Cost $1,621,980)                                                      1,622          1,621,980
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $210,121,417)++                                                           $   211,200,331
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $210,121,417.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                          U.S.            ENHANCED            U.S.              U.S.
                                                          LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                         COMPANY           COMPANY            VALUE             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                 $     1,017,311   $       141,500   $     1,709,688   $        96,924
Receivables:
   Fund Shares Sold                                            1,518               175             1,508                 5
Prepaid Expenses and Other Assets                                 25                13                13                20
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                           1,018,854           141,688         1,711,209            96,949
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               973                 2               835                 5
   Fund Shares Redeemed                                          545               173               673                --
   Due to Advisor                                                 19                17               208                16
Accrued Expenses and Other Liabilities                            52                 7                65                 4
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                          1,589               199             1,781                25
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $     1,017,265   $       141,489   $     1,709,428   $        96,924
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                         32,642,489        16,799,425       105,912,176         6,403,462
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         31.16   $          8.42   $         16.14   $         15.14
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $       869,337   $       135,596   $     1,458,441   $        77,069
                                                     ===============   ===============   ===============   ===============

                                                           U.S.             U.S.              U.S.               DFA
                                                        SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                          VALUE              CAP               CAP           SECURITIES
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $0, and
   $2,269 of securities on loan, respectively)       $     4,210,828   $     1,134,357   $     2,623,763   $       785,851
Receivables:
   Investment Securities Sold                                  7,951                --                --                --
   Dividends, Interest, and Tax Reclaims                          --                --                --               874
   Fund Shares Sold                                            6,042             1,614             3,062               984
Prepaid Expenses and Other Assets                                 44                --                 7                24
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                           4,224,865         1,135,971         2,626,832           787,733
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                --                --                --             2,328
   Investment Securities Purchased                             2,725             1,339             2,389             1,611
   Fund Shares Redeemed                                       11,268               275               673               108
   Due to Advisor                                              1,028               291               847               189
Accrued Expenses and Other Liabilities                            97                39                76                92
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                         15,118             1,944             3,985             4,328
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $     4,209,747   $     1,134,027   $     2,622,847   $       783,405
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                        181,011,556        68,656,171       196,635,727        41,675,922
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         23.26   $         16.52   $         13.34   $         18.80
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $     2,914,328   $       906,933   $     1,719,471   $       619,688
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                        INTERNATIONAL       JAPANESE         PACIFIC RIM
                                                        LARGE CAP           SMALL             SMALL             SMALL
                                                      INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $22,960, $0, $0,
   and $0 of securities on loan, respectively)       $       527,086   $       909,196   $        22,720   $        20,380
Cash                                                              16                16                --                --
Receivables:
   Dividends, Interest, and Tax Reclaims                       1,187                --                --                --
   Securities Lending                                              8                --                --                --
   Fund Shares Sold                                              589             1,156                --                --
Prepaid Expenses and Other Assets                                 11                20                 2                 5
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                             528,897           910,388            22,722            20,385
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                            24,311                --                --                --
   Investment Securities Purchased                               140                --                --                --
   Fund Shares Redeemed                                          132               171                --                --
   Due to Advisor                                                102               298                 2                 4
Accrued Expenses and Other Liabilities                            89                32                 7                 3
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                         24,774               501                 9                 7
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $       504,123   $       909,887   $        22,713   $        20,378
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                         34,404,746        82,731,629         2,102,538         1,684,064
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         14.65   $         11.00   $         10.80   $         12.10
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $       531,254   $       759,747   $       152,403   $        52,110
                                                     ===============   ===============   ===============   ===============

                                                                                               DFA
                                                         UNITED          CONTINENTAL      INTERNATIONAL
                                                         KINGDOM            SMALL           SMALL CAP         EMERGING
                                                      SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $131,027,
   and $0 of securities on loan, respectively)       $        12,212   $        24,375   $     1,257,045   $       594,288
Cash                                                              --                --                15                --
Receivables:
   Investment Securities Sold                                     --                --               139                --
   Dividends, Interest, and Tax Reclaims                          --                --             2,416                --
   Securities Lending                                             --                --               101                --
   Fund Shares Sold                                               22                --             2,310               744
Prepaid Expenses and Other Assets                                  1                 7                 9                11
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                              12,235            24,382         1,262,035           595,043
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                --                --           140,811                --
   Investment Securities Purchased                                22                --            24,518               610
   Fund Shares Redeemed                                           --                --               277               134
   Due to Advisor                                                  1                --               525               197
Accrued Expenses and Other Liabilities                             3                 6               207                26
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             26                 6           166,338               967
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $        12,209   $        24,376   $     1,095,697   $       594,076
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                            633,981         1,934,129        95,075,452        50,046,569
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         19.26   $         12.60   $         11.52   $         11.87
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $         8,000   $        16,535   $     1,079,204   $       498,055
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                               DFA
                                                        EMERGING             DFA            TWO-YEAR             DFA
                                                         MARKETS          ONE-YEAR           GLOBAL           FIVE-YEAR
                                                        SMALL CAP       FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                 $        84,380   $     1,454,913   $     1,195,198   $       399,800
Cash                                                              --                --                --                 1
Receivables:
   Interest                                                       --                --                --             3,096
   Fund Shares Sold                                              196             1,785             1,861               488
Prepaid Expenses and Other Assets                                 11                12                22                15
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                              84,587         1,456,710         1,197,081           403,400
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               182                43             1,364                --
   Fund Shares Redeemed                                           14             1,742               496               305
   Due to Advisor                                                 31               120                98                67
Accrued Expenses and Other Liabilities                             7                69                51                36
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                            234             1,974             2,009               408
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $        84,353   $     1,454,736   $     1,195,072   $       402,992
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                          9,655,414       141,240,041       118,597,696        36,269,134
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $          8.74   $         10.30   $         10.08   $         11.11
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $        68,473   $     1,441,362   $     1,182,925   $       403,001
                                                     ===============   ===============   ===============   ===============

                                                                             DFA               DFA
                                                                          FIVE-YEAR       INTERMEDIATE           DFA
                                                                           GLOBAL          GOVERNMENT        SHORT-TERM
                                                                        FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                       ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                                   $       957,625   $       312,387   $       211,200
Cash                                                                                15                 1                --
Receivables:
   Dividends, Interest, and Tax Reclaims                                        11,322             3,663             2,122
   Fund Shares Sold                                                              1,182               211                85
Prepaid Expenses and Other Assets                                                   26                25                34
                                                                       ---------------   ---------------   ---------------
    Total Assets                                                               970,170           316,287           213,441
                                                                       ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                            434                 2                --
   Due to Advisor                                                                  199                26                21
Accrued Expenses and Other Liabilities                                              98                25                31
                                                                       ---------------   ---------------   ---------------
    Total Liabilities                                                              731                53                52
                                                                       ---------------   ---------------   ---------------
NET ASSETS                                                             $       969,439   $       316,234   $       213,389
                                                                       ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                           88,743,289        26,049,842        21,056,919
                                                                       ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     $         10.92   $         12.14   $         10.13
                                                                       ===============   ===============   ===============
Investments at Cost                                                    $       965,367   $       291,648   $       210,121
                                                                       ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                          U.S.            ENHANCED            U.S.              U.S.
                                                          LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                         COMPANY           COMPANY            VALUE             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                             --   $         1,810   $        21,376   $           517
   Dividends                                         $        14,366                --                --                --
   Interest                                                      191                --                --                --
   Income from Securities Lending                                107                --                --                --
   Expenses Allocated from Master Fund                          (445)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                               14,219             1,810            21,376               517
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Administrative Services                                     1,744               181             1,974               207
   Accounting & Transfer Agent Fees                              197                13                52                13
   Legal Fees                                                     16                 1                20                 2
   Audit Fees                                                      4                 1                 4                 1
   Filing Fees                                                    37                17                45                18
   Shareholders' Reports                                          41                 3                53                 1
   Directors' Fees and Expenses                                   13                 2                19                --
   Other                                                           4                --                 2                 1
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         2,056               218             2,169               243
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor              (1,283)               --                --                (5)
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                  773               218             2,169               238
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                               13,446             1,592            19,207               279
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                             --                --                --             6,234
   Net Realized Gain (Loss) on Investment
     Securities Sold                                         (31,857)          (14,118)          (11,022)             (571)
   Net Realized Gain (Loss) on Futures                         3,693                --                --                --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities                                   133,557            31,567           260,888            19,021
     Futures                                                    (840)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                  104,553            17,449           249,866            24,684
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $       117,999   $        19,041   $       269,073   $        24,963
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                           U.S.             U.S.              U.S.               DFA
                                                        SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                          VALUE              CAP               CAP           SECURITIES
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                $        24,422   $         6,747   $        12,774                --
   Dividends                                                      --                --                --   $        25,052
   Interest                                                       --                --                --               106
   Income from Securities Lending                                 --                --                --                21
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                               24,422             6,747            12,774            25,179
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --                --             1,640
   Administrative Services                                     9,508             2,533             7,739                --
   Accounting & Transfer Agent Fees                               66                31                38               429
   Custodian Fees                                                 --                --                --                52
   Legal Fees                                                     67                15                 2                11
   Audit Fees                                                      9                 4                 3                42
   Filing Fees                                                    47                53                35                49
   Shareholders' Reports                                         117                21                42                24
   Directors' Fees and Expenses                                   46                10                 4                 9
   Other                                                           2                 2                 1                 6
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         9,862             2,669             7,864             2,262
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                               14,560             4,078             4,910            22,917
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                        217,230                --            22,183                --
   Net Realized Gain (Loss) on Investment
     Securities Sold                                         (35,531)           (9,794)            2,669             6,763
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities               1,099,617           303,474           843,705           136,132
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                1,281,316           293,680           868,557           142,895
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $     1,295,876   $       297,758   $       873,467   $       165,812
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                          LARGE         INTERNATIONAL       JAPANESE         PACIFIC RIM
                                                           CAP              SMALL             SMALL             SMALL
                                                      INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $754, $1,642, $59, and $32, respectively)    $         9,336   $        15,561   $           513   $           995
   Interest                                                      121               299                 8                 8
   Income from Securities Lending                                252             1,152                98                27
   Expenses Allocated from Master Funds                           --            (1,841)              (86)              (88)
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                9,709            15,171               533               942
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                  958                --                --                --
   Administrative Services                                        --             2,535               129               113
   Accounting & Transfer Agent Fees                              441                35                32                32
   Custodian Fees                                                162                --                --                --
   Legal Fees                                                      5                15                 1                 1
   Audit Fees                                                     23                 3                 1                 1
   Filing Fees                                                    32                34                17                13
   Shareholders' Reports                                          20                32                 1                 1
   Directors' Fees and Expenses                                    6                11                 1                 1
   Other                                                           4                --                 1                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         1,651             2,665               183               162
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                  --                --               (31)              (29)
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                1,651             2,665               152               133
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                8,058            12,506               381               809
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                              --            10,185           (19,891)           (6,175)
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                99               309                 7                 6
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                         81,602           249,662            30,910            15,862
   Translation of Foreign Currency Denominated
     Amounts                                                      21               102                --                 1
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                         81,722           260,258            11,026             9,694
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $        89,780   $       272,764   $        11,407   $        10,503
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                              DFA
                                                         UNITED          CONTINENTAL      INTERNATIONAL
                                                         KINGDOM            SMALL           SMALL CAP         EMERGING
                                                      SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $60, $113, $1,921 and $1,687, respectively)     $           594   $           792   $        17,789   $        10,470
   Interest                                                        5                32               342               156
   Income from Securities Lending                                 --                56             1,213                --
   Expenses Allocated from Master Fund                           (44)              (91)               --            (1,402)
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                  555               789            19,344             9,224
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --             4,913                --
   Administrative Services                                        67               124                --             1,656
   Accounting & Transfer Agent Fees                               32                32               655                67
   Custodian Fees                                                 --                --               399                --
   Legal Fees                                                      1                 2                20                10
   Audit Fees                                                      1                 1                53                 2
   Filing Fees                                                    15                19                38                31
   Shareholders' Reports                                           1                 1                30                29
   Directors' Fees and Expenses                                   --                 1                11                 7
   Other                                                           1                 1                 4                 1
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                           118               181             6,123             1,803
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                 (39)              (35)               --                --
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                   79               146             6,123             1,803
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                  476               643            13,221             7,421
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                            (102)            3,377            10,593            (5,984)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                         3                76               438              (276)
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                          4,688             6,875           333,818           144,491
   Translation of Foreign Currency Denominated
     Amounts                                                       1               (17)               39                 9
   Deferred Thailand Capital Gains Tax                            --                --                --            (1,778)
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                          4,590            10,311           344,888           136,462
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $         5,066   $        10,954   $       358,109   $       143,883
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                              DFA
                                                        EMERGING             DFA            TWO-YEAR             DFA
                                                         MARKETS          ONE-YEAR           GLOBAL           FIVE-YEAR
                                                        SMALL CAP       FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                             --   $        19,710   $        17,698                --
   Dividends (Net of Foreign Taxes Withheld
     of $151, $0, $0 and $0, respectively)           $         1,352                --                --                --
   Interest                                                       20                --                --   $        12,553
   Expenses Allocated from Master Fund                          (254)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                1,118            19,710            17,698            12,553
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --                --               723
   Administrative Services                                       210             1,258               984                --
   Accounting & Transfer Agent Fees                               32                29                25               122
   Custodian Fees                                                 --                --                --                31
   Legal Fees                                                      1                21                15                 9
   Audit Fees                                                      1                 4                 2                28
   Filing Fees                                                    20                62                58                29
   Shareholders' Reports                                           2                46                40                17
   Directors' Fees and Expenses                                   --                18                14                 6
   Organizational Costs                                           21                --                --                --
   Other                                                          --                 1                 3                 5
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                           287             1,439             1,141               970
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                  831            18,271            16,557            11,583
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                             --            12,033            10,965                --
   Net Realized Gain (Loss) on Investment
     Securities Sold                                             637            (1,382)             (338)           15,782
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                       (90)               --                --                --
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                         20,926            (8,369)           (7,700)          (14,993)
   Translation of Foreign Currency Denominated
     Amounts                                                      (1)               --                --                --
   Deferred Thailand Capital Gains Tax                          (486)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                         20,986             2,282             2,927               789
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $        21,817   $        20,553   $        19,484   $        12,372
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                             DFA              DFA
                                                                          FIVE-YEAR       INTERMEDIATE           DFA
                                                                           GLOBAL          GOVERNMENT        SHORT-TERM
                                                                        FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                       ---------------   ---------------   ---------------
INVESTMENT INCOME
   Interest                                                            $        29,785   $        15,124   $         2,716
                                                                       ---------------   ---------------   ---------------
        Total Investment Income                                                 29,785            15,124             2,716
                                                                       ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                  2,081               299               285
   Accounting & Transfer Agent Fees                                                598               109               127
   Custodian Fees                                                                   70                26                12
   Legal Fees                                                                       12                 6                 4
   Audit Fees                                                                       46                20                 8
   Filing Fees                                                                      37                20                38
   Shareholders' Reports                                                            19                 8                 5
   Directors' Fees and Expenses                                                      4                 2                 1
   Other                                                                             4                12                 1
                                                                       ---------------   ---------------   ---------------
        Total Expenses                                                           2,871               502               481
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                                    --                --               (53)
                                                                       ---------------   ---------------   ---------------
   Net Expenses                                                                  2,871               502               428
                                                                       ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                 26,914            14,622             2,288
                                                                       ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                            37,435             7,497                --
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                                        (826)               --                --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                (30,554)           (6,149)            1,434
   Translation of Foreign Currency Denominated Amounts                             708                --                --
                                                                       ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                            6,763             1,348             1,434
                                                                       ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                          $        33,677   $        15,970   $         3,722
                                                                       ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                  U.S.                         ENHANCED
                                                                 LARGE                        U.S. LARGE
                                                                COMPANY                        COMPANY
                                                               PORTFOLIO                      PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     13,446    $     10,895    $      1,592    $      1,861
   Capital Gain Distributions
    Received from The DFA
    Investment Trust Company                                   --              --              --              --
   Net Realized Gain (Loss)
    on Investment
    Securities Sold                                       (31,857)        (25,252)        (14,118)        (13,396)
   Net Realized Gain (Loss)
    on Futures                                              3,693          (1,711)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                 133,557        (121,447)         31,567          (4,130)
    Futures                                                  (840)          1,297              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                                      117,999        (136,218)         19,041         (15,665)
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (12,490)        (10,481)         (1,697)         (1,629)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (12,490)        (10,481)         (1,697)         (1,629)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          318,836         322,656          67,037          61,641
   Shares Issued in Lieu
    of Cash Distributions                                  11,941          10,245           1,634           1,599
   Shares Redeemed                                       (194,790)       (262,354)        (45,855)        (35,397)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         135,987          70,547          22,816          27,843
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             241,496         (76,152)         40,160          10,549
NET ASSETS
   Beginning of Period                                    775,769         851,921         101,329          90,780
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,017,265    $    775,769    $    141,489    $    101,329
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          11,359          11,228           8,890           7,542
    Shares Issued in Lieu of
      Cash Distributions                                      435             333             225             199
    Shares Redeemed                                        (7,302)         (8,831)         (6,000)         (4,240)
                                                     ------------    ------------    ------------    ------------
                                                            4,492           2,730           3,115           3,501
                                                     ============    ============    ============    ============

                                                                 U.S.                            U.S.
                                                                LARGE                         SMALL XM
                                                              CAP VALUE                         VALUE
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     19,207    $     14,155    $        279    $        518
   Capital Gain Distributions
    Received from The DFA
    Investment Trust Company                                   --              --           6,234          10,174
   Net Realized Gain (Loss)
    on Investment
    Securities Sold                                       (11,022)         (7,084)           (571)         (2,119)
   Net Realized Gain (Loss)
    on Futures                                                 --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                 260,888        (110,769)         19,021          (6,902)
    Futures                                                    --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                                      269,073        (103,698)         24,963           1,671
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (17,524)        (14,742)           (444)           (764)
   Net Short-Term Gains                                        --              --              --          (2,274)
   Net Long-Term Gains                                         --        (116,431)         (6,874)         (2,427)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (17,524)       (131,173)         (7,318)         (5,465)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          508,735         414,593          17,864          32,281
   Shares Issued in Lieu
    of Cash Distributions                                  17,143         130,082           7,311           5,407
   Shares Redeemed                                       (244,710)       (299,704)        (12,850)        (36,070)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         281,168         244,971          12,325           1,618
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             532,717          10,100          29,970          (2,176)
NET ASSETS
   Beginning of Period                                  1,176,711       1,166,611          66,954          69,130
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,709,428    $  1,176,711    $     96,924    $     66,954
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          36,285          28,906           1,391           2,486
    Shares Issued in Lieu of
      Cash Distributions                                    1,253           8,719             687             427
    Shares Redeemed                                       (17,987)        (20,017)         (1,070)         (2,825)
                                                     ------------    ------------    ------------    ------------
                                                           19,551          17,608           1,008              88
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                  U.S.                           U.S.
                                                               SMALL CAP                        SMALL
                                                                 VALUE                           CAP
                                                               PORTFOLIO                      PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment
    Income (Loss)                                    $     14,560    $     12,600    $      4,078    $      3,666
   Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company                                               217,230         275,408              --           9,984
   Net Realized Gain
    (Loss) on Investment
    Securities Sold                                       (35,531)         13,811          (9,794)         29,280
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency                                    1,099,617        (230,254)        303,474        (111,204)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                   1,295,876          71,565         297,758         (68,274)
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (12,117)        (15,985)         (3,458)         (4,198)
   Net Short-Term Gains                                        --         (26,769)             --          (3,851)
   Net Long-Term Gains                                   (271,483)       (451,468)         (4,842)        (66,802)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                  (283,600)       (494,222)         (8,300)        (74,851)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          859,057         947,350         339,446         354,336
   Shares Issued in Lieu
    of Cash Distributions                                 279,462         490,066           8,065          74,388
   Shares Redeemed                                       (913,699)       (956,769)       (149,814)       (423,005)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        224,820         480,647         197,697           5,719
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                           1,237,096          57,990         487,155        (137,406)
NET ASSETS
   Beginning of Period                                  2,972,651       2,914,661         646,872         784,278
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  4,209,747    $  2,972,651    $  1,134,027    $    646,872
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          47,932          52,306          25,828          26,762
    Shares Issued in Lieu of
      Cash Distributions                                   17,812          26,809             704           5,458
    Shares Redeemed                                       (52,635)        (49,283)        (11,911)        (32,535)
                                                     ------------    ------------    ------------    ------------
                                                           13,109          29,832          14,621            (315)
                                                     ============    ============    ============    ============

                                                                 U.S.                             DFA
                                                                MICRO                         REAL ESTATE
                                                                 CAP                          SECURITIES
                                                              PORTFOLIO                        PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment
    Income (Loss)                                    $      4,910    $      4,034    $     22,917    $     17,027
   Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company                                                22,183          26,752              --              --
   Net Realized Gain
    (Loss) on Investment
    Securities Sold                                         2,669         (18,257)          6,763           2,351
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency                                      843,705         (72,817)        136,132          (5,735)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                     873,467         (60,288)        165,812          13,643
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                   (2,812)         (6,979)        (20,722)        (16,524)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                    (24,249)       (244,135)         (2,261)           (583)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (27,061)       (251,114)        (22,983)        (17,107)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          566,975         429,609         289,454         181,373
   Shares Issued in Lieu
    of Cash Distributions                                  26,396         248,250          22,586          16,982
   Shares Redeemed                                       (426,402)       (363,352)        (84,728)        (65,359)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        166,969         314,507         227,312         132,996
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                           1,013,375           3,105         370,141         129,532
NET ASSETS
   Beginning of Period                                  1,609,472       1,606,367         413,264         283,732
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  2,622,847    $  1,609,472    $    783,405    $    413,264
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          56,707          44,863          17,797          12,006
    Shares Issued in Lieu of
      Cash Distributions                                    3,041          25,672           1,588           1,183
    Shares Redeemed                                       (40,652)        (37,839)         (5,421)         (4,368)
                                                     ------------    ------------    ------------    ------------
                                                           19,096          32,696          13,964           8,821
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                 LARGE                       INTERNATIONAL
                                                                  CAP                            SMALL
                                                             INTERNATIONAL                      COMPANY
                                                               PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      8,058    $      5,747    $     12,506    $      7,813
   Net Realized Gain (Loss) on
    Investment Securities Sold                                 --         (19,061)         10,185             305
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                              99              (2)            309             222
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                       81,602         (27,967)        249,662         (19,049)
   Translation of Foreign Currency
    Denominated Amounts                                        21              24             102             123
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      89,780         (41,259)        272,764         (10,586)
                                                     ------------    ------------    ------------    ------------
Distributions From:
    Net Investment Income                                  (5,772)         (5,281)         (8,564)         (6,930)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                    (5,772)         (5,281)         (8,564)         (6,930)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
    Shares Issued                                         179,697         169,995         281,724         218,575
    Shares Issued in Lieu of
      Cash Distributions                                    5,551           5,227           8,551           6,917
    Shares Redeemed                                      (102,500)       (136,186)       (109,166)        (99,598)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                         82,748          39,036         181,109         125,894
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           166,756          (7,504)        445,309         108,378
NET ASSETS
   Beginning of Period                                    337,367         344,871         464,578         356,200
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $    504,123    $    337,367    $    909,887    $    464,578
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           14,472          13,227          31,592          28,394
   Shares Issued in Lieu of
     Cash Distributions                                       483             386           1,199             948
   Shares Redeemed                                         (8,433)        (10,549)        (12,776)        (13,054)
                                                     ------------    ------------    ------------    ------------
                                                            6,522           3,064          20,015          16,288
                                                     ============    ============    ============    ============

                                                              JAPANESE                       PACIFIC RIM
                                                                SMALL                           SMALL
                                                               COMPANY                         COMPANY
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        381    $        502    $        809    $      2,278
   Net Realized Gain (Loss) on
    Investment Securities Sold                            (19,891)         (4,453)         (6,175)         (2,698)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                               7              41               6              (7)
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                       30,910          (2,713)         15,862           5,952
   Translation of Foreign Currency
    Denominated Amounts                                        --              15               1              (2)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      11,407          (6,608)         10,503           5,523
                                                     ------------    ------------    ------------    ------------
Distributions From:
    Net Investment Income                                    (575)           (779)         (2,468)         (2,812)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                      (575)           (779)         (2,468)         (2,812)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
    Shares Issued                                           8,796           5,626           5,381           5,187
    Shares Issued in Lieu of
      Cash Distributions                                      575             779           2,468           2,812
    Shares Redeemed                                       (49,309)        (23,769)        (49,691)        (30,710)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        (39,938)        (17,364)        (41,842)        (22,711)
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           (29,106)        (24,751)        (33,807)        (20,000)
NET ASSETS
   Beginning of Period                                     51,819          76,570          54,185          74,185
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     22,713    $     51,819    $     20,378    $     54,185
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                              906             725             530             656
   Shares Issued in Lieu of
     Cash Distributions                                        82             106             328             378
   Shares Redeemed                                         (5,808)         (3,003)         (6,018)         (3,819)
                                                     ------------    ------------    ------------    ------------
                                                           (4,820)         (2,172)         (5,160)         (2,785)
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                UNITED                       CONTINENTAL
                                                               KINGDOM                          SMALL
                                                            SMALL COMPANY                      COMPANY
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        476    $        985    $        643    $      1,438
   Net Realized Gain (Loss) on
    Investment Securities Sold                               (102)            599           3,377           2,896
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                               3              30              76              47
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                      4,688          (3,114)          6,875          (1,848)
   Translation of Foreign Currency
    Denominated Amounts                                         1               2             (17)             46
   Deferred Thailand Capital
    Gains Tax                                                  --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
       in Net Assets Resulting
       from Operations                                      5,066          (1,498)         10,954           2,579
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                   (1,017)         (1,185)         (1,497)         (2,189)
   Net Short-Term Gains                                        --            (200)           (305)           (172)
   Net Long-Term Gains                                       (599)         (1,735)         (2,582)         (8,067)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                    (1,616)         (3,120)         (4,384)        (10,428)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                            1,791           1,766           4,919           4,339
   Shares Issued in Lieu of
    Cash Distributions                                      1,616           3,120           4,384          10,428
   Shares Redeemed                                        (23,633)        (12,426)        (52,240)        (29,058)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         (20,226)         (7,540)        (42,937)        (14,291)
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             (16,776)        (12,158)        (36,367)        (22,140)
NET ASSETS
   Beginning of Period                                     28,985          41,143          60,743          82,883
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     12,209    $     28,985    $     24,376    $     60,743
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                              118             114             510             476
   Shares Issued in Lieu of
     Cash Distributions                                       122             200             528           1,193
   Shares Redeemed                                         (1,641)           (814)         (5,903)         (3,195)
                                                     ------------    ------------    ------------    ------------
                                                           (1,401)           (500)         (4,865)         (1,526)
                                                     ============    ============    ============    ============

                                                                 DFA
                                                            INTERNATIONAL
                                                               SMALL CAP                       EMERGING
                                                                VALUE                          MARKETS
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     13,221    $     10,429    $      7,421    $      3,942
   Net Realized Gain (Loss) on
    Investment Securities Sold                             10,593          13,366          (5,984)        (19,012)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                             438             342            (276)           (299)
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                    333,818         (12,253)        144,491          18,345
   Translation of Foreign Currency
    Denominated Amounts                                        39             126               9               4
   Deferred Thailand Capital
    Gains Tax                                                  --              --          (1,778)           (840)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
       in Net Assets Resulting
       from Operations                                    358,109          12,010         143,883           2,140
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (11,202)        (11,719)         (4,473)         (3,976)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (11,202)        (11,719)         (4,473)         (3,976)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          332,252         213,816         178,201         117,622
   Shares Issued in Lieu of
    Cash Distributions                                     11,202          11,719           4,452           3,972
   Shares Redeemed                                       (171,201)       (142,200)        (61,853)        (83,928)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         172,253          83,335         120,800          37,666
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             519,160          83,626         260,210          35,830
NET ASSETS
   Beginning of Period                                    576,537         492,911         333,866         298,036
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,095,697    $    576,537    $    594,076    $    333,866
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           35,708          28,399          17,445          13,123
   Shares Issued in Lieu of
     Cash Distributions                                     1,564           1,665             528             451
   Shares Redeemed                                        (19,920)        (19,055)         (6,524)         (9,533)
                                                     ------------    ------------    ------------    ------------
                                                           17,352          11,009          11,449           4,041
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                               EMERGING                           DFA
                                                                MARKETS                        ONE-YEAR
                                                               SMALL CAP                     FIXED INCOME
                                                               PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        831    $        294    $     18,271    $     22,304
   Capital Gain Distributions
    Received from The
    DFA Investment Trust
    Company                                                    --              --          12,033              --
   Net Realized Gain (Loss) on
    Investment Securities Sold                                637             797          (1,382)           (146)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                             (90)            (34)             --              --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                     20,926             672          (8,369)          7,581
   Translation of Foreign Currency
    Denominated Amounts                                        (1)             --              --              --
   Deferred Thailand Capital
    Gains Tax                                                (486)           (112)             --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      21,817           1,617          20,553          29,739
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                     (338)           (107)        (18,230)        (22,237)
   Net Short-Term Gains                                        --              --         (12,023)             --
   Net Long-Term Gains                                       (273)             --              --              --
                                                     ------------    ------------    ------------    ------------
   Total Distributions                                       (611)           (107)        (30,253)        (22,237)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                           41,560          13,778       1,051,658         513,460
   Shares Issued in Lieu of
    Cash Distributions                                        609             107          28,015          20,495
   Shares Redeemed                                         (5,538)         (4,051)       (607,544)       (288,997)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from
      Capital Share Transactions                           36,631           9,834         472,129         244,958
                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease)                                  57,837          11,344         462,429         252,460
NET ASSETS
   Beginning of Period                                     26,516          15,172         992,307         739,847
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     84,353    $     26,516    $  1,454,736    $    992,307
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                            5,844           2,334         101,940          49,705
   Shares Issued in Lieu of
     Cash Distributions                                       106              19           2,725           1,988
   Shares Redeemed                                           (799)           (698)        (58,921)        (27,969)
                                                     ------------    ------------    ------------    ------------
                                                            5,151           1,655          45,744          23,724
                                                     ============    ============    ============    ============

                                                                DFA
                                                              TWO-YEAR                           DFA
                                                               GLOBAL                         FIVE-YEAR
                                                            FIXED INCOME                     GOVERNMENT
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     16,557    $     17,828    $     11,583    $     11,137
   Capital Gain Distributions
    Received from The
    DFA Investment Trust
    Company                                                10,965              --              --              --
   Net Realized Gain (Loss) on
    Investment Securities Sold                               (338)           (207)         15,782             686
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                              --              --              --              --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                     (7,700)         12,911         (14,993)         12,129
   Translation of Foreign Currency
    Denominated Amounts                                        --              --              --              --
   Deferred Thailand Capital
    Gains Tax                                                  --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      19,484          30,532          12,372          23,952
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (28,481)        (14,242)        (11,597)        (10,483)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
   Total Distributions                                    (28,481)        (14,242)        (11,597)        (10,483)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          571,993         346,830         186,798         119,892
   Shares Issued in Lieu of
    Cash Distributions                                     28,145          14,110          11,482          10,447
   Shares Redeemed                                       (195,283)       (174,135)       (111,353)        (72,398)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from
      Capital Share Transactions                          404,855         186,805          86,927          57,941
                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease)                                 395,858         203,095          87,702          71,410
NET ASSETS
   Beginning of Period                                    799,214         596,119         315,290         243,880
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,195,072    $    799,214    $    402,992    $    315,290
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           56,679          34,467          16,715          11,246
   Shares Issued in Lieu of
     Cash Distributions                                     2,800           1,409           1,032           1,019
   Shares Redeemed                                        (19,330)        (17,316)        (10,015)         (6,817)
                                                     ------------    ------------    ------------    ------------
                                                           40,149          18,560           7,732           5,448
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                                                  DFA
                                                                  DFA                         INTERMEDIATE
                                                               FIVE-YEAR                       GOVERNMENT
                                                          GLOBAL FIXED INCOME                 FIXED INCOME
                                                               PORTFOLIO                        PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     26,914    $     28,285    $     14,622    $     17,081
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        37,435           7,173           7,497           4,849
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (826)         (6,504)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign Currency            (30,554)         24,248          (6,149)          9,707
   Translation of Foreign Currency
    Denominated Amounts                                       708          (1,717)             --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                            33,677          51,485          15,970          31,637
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (28,456)        (20,480)        (15,142)        (17,172)
   Net Short-Term Gains                                    (4,472)           (656)             --              --
   Net Long-Term Gains                                     (2,655)            (47)         (4,808)             --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (35,583)        (21,183)        (19,950)        (17,172)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          390,384         236,412         110,106          51,141
   Shares Issued in Lieu of Cash
    Distributions                                          35,163          21,039          19,335          17,170
   Shares Redeemed                                       (215,919)       (154,972)       (109,286)        (93,378)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from Capital
      Share Transactions                                  209,628         102,479          20,155         (25,067)
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           207,722         132,781          16,175         (10,602)
                                                     ------------    ------------    ------------    ------------
NET ASSETS
   Beginning of Period                                    761,717         628,936         300,059         310,661
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $    969,439    $    761,717    $    316,234    $    300,059
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          35,473          22,347           8,969           4,302
    Shares Issued in Lieu of
      Cash Distributions                                    3,238           2,030           1,573           1,470
    Shares Redeemed                                       (19,651)        (14,571)         (8,700)         (7,670)
                                                     ------------    ------------    ------------    ------------
                                                           19,060           9,806           1,842          (1,898)
                                                     ============    ============    ============    ============

                                                                 DFA
                                                             SHORT-TERM
                                                           MUNICIPAL BOND
                                                              PORTFOLIO
                                                     ----------------------------
                                                         YEAR         AUG. 21 (2)
                                                        ENDED             TO
                                                       NOV. 30,        NOV. 30,
                                                         2003            2002
                                                     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      2,288    $        274
   Net Realized Gain (Loss) on Investment
    Securities Sold                                            --              --
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                               --              --
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign Currency              1,434            (355)
   Translation of Foreign Currency
    Denominated Amounts                                        --              --
                                                     ------------    ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                             3,722             (81)
                                                     ------------    ------------
Distributions From:
   Net Investment Income                                   (2,097)           (162)
   Net Short-Term Gains                                        --              --
   Net Long-Term Gains                                         --              --
                                                     ------------    ------------
    Total Distributions                                    (2,097)           (162)
                                                     ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          159,528          83,819
   Shares Issued in Lieu of Cash
    Distributions                                           2,083             162
   Shares Redeemed                                        (28,666)         (4,919)
                                                     ------------    ------------
    Net Increase (Decrease) from Capital
      Share Transactions                                  132,945          79,062
                                                     ------------    ------------
      Total Increase (Decrease)                           134,570          78,819
                                                     ------------    ------------
NET ASSETS
   Beginning of Period                                     78,819              --
                                                     ------------    ------------
   End of Period                                     $    213,389    $     78,819
                                                     ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          15,782           8,382
    Shares Issued in Lieu of
      Cash Distributions                                      206              16
    Shares Redeemed                                        (2,837)           (492)
                                                     ------------    ------------
                                                           13,151           7,906
                                                     ============    ============

(2) Commencement of Operations.

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     27.56     $     33.51     $     38.70     $     41.08     $     34.61
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.47            0.42            0.42            0.43            0.45
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.57           (5.95)          (5.19)          (2.16)           6.67
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.04           (5.53)          (4.77)          (1.73)           7.12
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.44)          (0.42)          (0.42)          (0.40)          (0.48)
   Net Realized Gains                                      --              --              --           (0.25)          (0.17)
   Tax Return of Capital                                   --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.44)          (0.42)          (0.42)          (0.65)          (0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     31.16     $     27.56     $     33.51     $     38.70     $     41.08
=============================================================================================================================
Total Return                                            14.90%         (16.64)%        (12.41)%         (4.33)%         20.76%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,017,265     $   775,769     $   851,921     $ 1,037,593     $   896,404
Ratio of Expenses to Average Net Assets**                0.15%           0.15%           0.15%           0.15%           0.15%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.30%           0.30%           0.30%           0.32%           0.31%
Ratio of Net Investment Income to Average Net
   Assets                                                1.66%           1.43%           1.16%           1.02%           1.18%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.51%           1.28%           1.01%           0.85%           1.02%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               8%             11%              8%              8%              4%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.41     $      8.91     $     11.91     $     15.12     $     14.27
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10            0.16            0.06            1.46            1.54
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      1.02           (1.52)          (1.27)          (2.00)           1.12
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     1.12           (1.36)          (1.21)          (0.54)           2.66
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.11)          (0.14)          (0.68)          (1.26)          (1.14)
   Net Realized Gains                                      --              --           (0.75)          (1.41)          (0.67)
   Tax Return of Capital                                   --              --           (0.36)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.11)          (0.14)          (1.79)          (2.67)          (1.81)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      8.42     $      7.41     $      8.91     $     11.91     $     15.12
=============================================================================================================================
Total Return                                            15.39%         (15.40)%        (11.90)%         (4.84)%         20.31%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   141,489     $   101,329     $    90,780     $    89,878     $   102,200
Ratio of Expenses to Average Net Assets**                0.36%           0.37%           0.39%           0.40%           0.40%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.36%           0.37%           0.39%           0.40%           0.40%
Ratio of Net Investment Income to Average Net
   Assets                                                1.32%           2.00%           0.36%          10.58%           6.27%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.32%           2.00%           0.36%          10.58%           6.27%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             138%            183%            122%             71%             82%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                         U.S. LARGE CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     13.63     $     16.97     $     18.36     $     20.09     $     20.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.20            0.19            0.29            0.36            0.34
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.50           (1.51)           1.46            0.10            0.54
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.70           (1.32)           1.75            0.46            0.88
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.19)          (0.21)          (0.30)          (0.36)          (0.35)
   Net Realized Gains                                      --           (1.81)          (2.84)          (1.83)          (0.65)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.19)          (2.02)          (3.14)          (2.19)          (1.00)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     16.14     $     13.63     $     16.97     $     18.36     $     20.09
=============================================================================================================================
Total Return                                            20.10%          (8.77)%         10.83%           2.85%           4.51%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,709,428     $ 1,176,711     $ 1,166,611     $ 1,245,177     $ 1,177,762
Ratio of Expenses to Average Net Assets**                0.30%           0.32%           0.31%           0.33%           0.33%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.30%           0.32%           0.31%           0.33%           0.33%
Ratio of Net Investment Income to Average Net
   Assets                                                1.34%           1.25%           1.59%           1.97%           1.63%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.34%           1.25%           1.59%           1.97%           1.63%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               7%              9%              6%             26%             43%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. SMALL XM VALUE PORTFOLIO
                                                  -----------------------------------------------------------
                                                     YEAR            YEAR            YEAR          FEB. 23,
                                                     ENDED           ENDED           ENDED            TO
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.41     $     13.03     $     11.06     $     10.00
                                                  -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.05            0.07            0.14            0.15
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.12            0.18            2.38            0.91
                                                  -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.17            0.25            2.52            1.06
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.09)          (0.12)          (0.18)             --
   Net Realized Gains                                   (1.35)          (0.75)          (0.37)             --
                                                  -----------     -----------     -----------     -----------
    Total Distributions                                 (1.44)          (0.87)          (0.55)             --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     15.14     $     12.41     $     13.03     $     11.06
=============================================================================================================
Total Return                                            38.43%           1.77%          23.77%          10.60%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    96,924     $    66,954     $    69,130     $    67,638
Ratio of Expenses to Average Net Assets**                0.47%           0.50%           0.47%           0.50%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.48%           0.52%           0.47%           0.85%*
Ratio of Net Investment Income to Average Net
   Assets                                                0.41%           0.73%           1.03%           8.77%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
    Assumption of Expenses)                              0.40%           0.71%           1.03%           8.42%*
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              43%             34%              8%             26%*(a)
-------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a)  For the year ended November 30, 2000

                 See accompanying Notes to Financial Statements.

                                                                         U.S. SMALL CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     17.70     $     21.11     $     18.79     $     19.17     $     19.09
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.08            0.08            0.12            0.12            0.09
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      7.21            0.19            3.95            1.11            1.52
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     7.29            0.27            4.07            1.23            1.61
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.12)          (0.13)          (0.10)          (0.08)
   Net Realized Gains                                   (1.66)          (3.56)          (1.62)          (1.51)          (1.45)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (1.73)          (3.68)          (1.75)          (1.61)          (1.53)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     23.26     $     17.70     $     21.11     $     18.79     $     19.17
=============================================================================================================================
Total Return                                            45.92%           0.71%          23.47%           6.99%           9.39%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 4,209,747     $ 2,972,651     $ 2,914,661     $ 2,633,943     $ 2,621,646
Ratio of Expenses to Average Net Assets**                0.56%           0.56%           0.56%           0.56%           0.58%
Ratio of Net Investment Income to Average Net
   Assets                                                0.46%           0.42%           0.54%           0.60%           0.49%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              35%             30%             13%             32%             29%
-----------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. SMALL CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     11.97     $     14.43     $     14.27     $     14.68     $     13.77
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.06            0.07            0.09            0.08            0.08
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.65           (1.16)           1.57            0.78            2.18
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.71           (1.09)           1.66            0.86            2.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.08)          (0.09)          (0.08)          (0.07)
   Net Realized Gains                                   (0.09)          (1.29)          (1.41)          (1.19)          (1.28)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.16)          (1.37)          (1.50)          (1.27)          (1.35)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     16.52     $     11.97     $     14.43     $     14.27     $     14.68
=============================================================================================================================
Total Return                                            39.89%          (8.73)%         12.70%           6.09%          18.26%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,134,027     $   646,872     $   784,278     $   585,873     $   398,665
Ratio of Expenses to Average Net Assets**                0.42%           0.41%           0.42%           0.43%           0.43%
Ratio of Net Investment Income to Average Net
   Assets                                                0.52%           0.47%           0.62%           0.63%           0.62%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              16%             34%             13%             38%             29%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                            U.S. MICRO CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.07     $     11.09     $     11.93     $     12.54     $     10.65
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03            0.03            0.05            0.04            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.40           (0.29)           1.59            0.61            2.00
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.43           (0.26)           1.64            0.65            2.04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.02)          (0.05)          (0.05)          (0.04)          (0.02)
   Net Realized Gains                                   (0.14)          (1.71)          (2.43)          (1.22)          (0.13)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.16)          (1.76)          (2.48)          (1.26)          (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.34     $      9.07     $     11.09     $     11.93     $     12.54
=============================================================================================================================
Total Return                                            49.69%          (3.31)%         17.22%           5.36%          19.47%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 2,622,847     $ 1,609,472     $ 1,606,367     $ 1,443,412     $ 1,322,590
Ratio of Expenses to Average Net Assets                  0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)        0.61%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            0.25%           0.24%           0.41%           0.34%           0.30%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              19%             19%             14%             37%             23%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     DFA REAL ESTATE SECURITIES PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     14.91     $     15.02     $     13.51     $     11.50     $     13.00
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.64            0.54            0.82            0.76            0.77
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.08            0.18            1.49            1.90           (1.62)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.72            0.72            2.31            2.66           (0.85)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.75)          (0.75)          (0.80)          (0.65)          (0.65)
   Net Realized Gains                                   (0.08)          (0.08)             --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.83)          (0.83)          (0.80)          (0.65)          (0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     18.80     $     14.91     $     15.02     $     13.51     $     11.50
=============================================================================================================================
Total Return                                            33.48%           5.36%          17.76%          24.49%          (6.75)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   783,405     $   413,264     $   283,732     $   210,231     $   130,039
Ratio of Expenses to Average Net Assets                  0.41%           0.42%           0.43%           0.45%           0.47%
Ratio of Net Investment Income to Average
   Net Assets                                            4.19%           4.71%           5.55%           6.06%           6.82%
Portfolio Turnover Rate                                     2%              2%              6%              7%              8%
Portfolio Turnover Rate of Master Fund Series             N/A@            N/A@            N/A@            N/A@            N/A@
------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A@ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.10     $     13.90     $     17.30     $     19.41     $     16.28
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.25            0.22            0.25            0.23            0.20
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.51           (1.79)          (3.38)          (1.96)           3.19
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.76           (1.57)          (3.13)          (1.73)           3.39
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.21)          (0.23)          (0.22)          (0.21)          (0.26)
   Net Realized Gains                                      --              --           (0.05)          (0.17)             --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.21)          (0.23)          (0.27)          (0.38)          (0.26)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     14.65     $     12.10     $     13.90     $     17.30     $     19.41
=============================================================================================================================
Total Return                                            23.32%         (11.50)%        (18.42)%         (9.19)%         21.12%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   504,123     $   337,367     $   344,871     $   358,638     $   268,340
Ratio of Expenses to Average Net Assets                  0.43%           0.44%           0.45%           0.47%           0.53%
Ratio of Net Investment Income to Average
   Net Assets                                            2.10%           1.74%           1.65%           1.21%           1.38%
Portfolio Turnover Rate                                     1%              9%              4%              1%              2%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.41     $      7.67     $      8.49     $      9.13     $      7.82
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.14            0.15            0.17            0.15
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.57           (0.25)          (0.67)          (0.62)           1.31
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.73           (0.11)          (0.52)          (0.45)           1.46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.14)          (0.15)          (0.17)          (0.19)          (0.15)
   Net Realized Gains                                      --              --           (0.13)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.14)          (0.15)          (0.30)          (0.19)          (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.00     $      7.41     $      7.67     $      8.49     $      9.13
=============================================================================================================================
Total Return                                            51.28%          (1.39)%         (6.36)%         (5.01)%         19.07%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   909,887     $   464,578     $   356,200     $   309,060     $   250,442
Ratio of Expenses to Average Net Assets                  0.71%(a)        0.71%(a)        0.72%(a)        0.71%(a)        0.75%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            1.97%           1.83%           2.02%           2.10%           1.76%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------

(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.49     $      8.42     $      9.90     $     11.11     $      9.10
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.05            0.06            0.09            0.10            0.05
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.35           (0.90)          (1.46)          (1.24)           2.02
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.40           (0.84)          (1.37)          (1.14)           2.07
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.09)          (0.09)          (0.11)          (0.07)          (0.06)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.09)          (0.09)          (0.11)          (0.07)          (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.80     $      7.49     $      8.42     $      9.90     $     11.11
=============================================================================================================================
Total Return                                            46.01%          (9.96)%        (13.94)%        (10.23)%         22.96%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    22,713     $    51,819     $    76,570     $   101,115     $   144,533
Ratio of Expenses to Average Net Assets**                0.75%           0.74%           0.74%           0.72%           0.73%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.85%           0.75%           0.74%           0.72%           0.73%
Ratio of Net Investment Income to Average
   Net Assets                                            1.18%           0.76%           0.93%           0.93%           0.61%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.08%           0.75%           0.93%           0.93%           0.61%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              16%              5%              9%              5%              6%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.92     $      7.70     $      7.89     $      9.76     $      6.55
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         (0.13)           0.24            0.25            0.34            0.20
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.69            0.27           (0.06)          (1.80)           3.23
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.56            0.51            0.19           (1.46)           3.43
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.38)          (0.29)          (0.38)          (0.41)          (0.22)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.38)          (0.29)          (0.38)          (0.41)          (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.10     $      7.92     $      7.70     $      7.89     $      9.76
=============================================================================================================================
Total Return                                            60.57%           6.92%           2.32%         (15.65)%         54.36%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    20,378     $    54,185     $    74,185     $    88,307     $   131,782
Ratio of Expenses to Average Net Assets**                0.78%           0.79%           0.75%           0.74%           0.94%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.88%           0.80%           0.75%           0.74%           0.94%
Ratio of Net Investment Income to Average
   Net Assets                                            2.87%           3.23%           3.18%           3.64%           2.50%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               2.77%           3.22%           3.18%           3.64%           2.50%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              15%             26%             10%              7%             34%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     14.24     $     16.23     $     19.31     $     24.22     $     21.63
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62            0.50            0.47            0.65            0.77
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            5.26           (1.23)          (1.26)          (1.89)           5.67
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     5.88           (0.73)          (0.79)          (1.24)           6.44
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.54)          (0.48)          (0.63)          (0.82)          (0.81)
   Net Realized Gains                                   (0.32)          (0.78)          (1.66)          (2.85)          (3.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.86)          (1.26)          (2.29)          (3.67)          (3.85)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     19.26     $     14.24     $     16.23     $     19.31     $     24.22
=============================================================================================================================
Total Return                                            44.01%          (5.13)%         (5.36)%         (6.57)%         36.08%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    12,209     $    28,985     $    41,143     $    56,400     $    83,826
Ratio of Expenses to Average Net Assets**                0.73%           0.73%           0.74%           0.73%           0.72%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.96%           0.80%           0.79%           0.74%           0.72%
Ratio of Net Investment Income to Average
   Net Assets                                            2.83%           2.55%           2.38%           2.59%           3.11%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               2.60%           2.48%           2.33%           2.58%           3.11%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               7%              6%             14%             11%              5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      CONTINENTAL SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      8.93     $      9.96     $     12.33     $     14.29     $     17.42
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.49            0.23            0.27            0.33            0.24
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.83            0.02           (0.85)          (0.01)          (1.26)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.32            0.25           (0.58)           0.32           (1.02)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.22)          (0.27)          (0.32)          (0.25)          (0.29)
   Net Realized Gains                                   (0.43)          (1.01)          (1.47)          (2.03)          (1.82)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.65)          (1.28)          (1.79)          (2.28)          (2.11)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.60     $      8.93     $      9.96     $     12.33     $     14.29
=============================================================================================================================
Total Return                                            52.10%           2.71%          (5.85)%          2.26%          (6.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    24,376     $    60,743     $    82,883     $   110,220     $   160,743
Ratio of Expenses to Average Net Assets**                0.77%           0.78%           0.76%           0.72%           0.70%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.88%           0.78%           0.76%           0.72%           0.70%
Ratio of Net Investment Income to Average
   Net Assets                                            2.07%           1.84%           2.28%           1.92%           1.56%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.96%           1.84%           2.28%           1.92%           1.56%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              11%             12%             12%              9%             11%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.42     $      7.39     $      7.84     $      8.49     $      7.54
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.15            0.19            0.18            0.14
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.09            0.06           (0.20)          (0.63)           1.12
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.25            0.21           (0.01)          (0.45)           1.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.15)          (0.18)          (0.18)          (0.20)          (0.15)
   Net Realized Gains                                      --              --           (0.26)             --           (0.16)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.15)          (0.18)          (0.44)          (0.20)          (0.31)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.52     $      7.42     $      7.39     $      7.84     $      8.49
=============================================================================================================================
Total Return                                            58.44%           2.95%          (0.15)%         (5.36)%         17.54%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,095,697     $   576,537     $   492,911     $   472,235     $   525,133
Ratio of Expenses to Average Net Assets                  0.81%           0.83%           0.83%           0.82%           0.83%
Ratio of Net Investment Income to Average Net
   Assets                                                1.75%           1.87%           2.36%           2.28%           1.81%
Portfolio Turnover Rate                                    10%             21%             13%             16%             16%
Portfolio Turnover Rate of Master Fund Series            N/A@            N/A@            N/A@            N/A@            N/A@
-----------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      8.65     $      8.62     $      9.52     $     12.37     $      8.16
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.10            0.12            0.11            0.08
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.18            0.05           (0.96)          (2.86)           4.22
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.34            0.15           (0.84)          (2.75)           4.30
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.12)          (0.12)          (0.06)          (0.10)          (0.09)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.12)          (0.12)          (0.06)          (0.10)          (0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.87     $      8.65     $      8.62     $      9.52     $     12.37
=============================================================================================================================
Total Return                                            39.13%           1.71%          (8.95)%        (22.49)%         53.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   594,076     $   333,866     $   298,036     $   286,152     $   330,604
Ratio of Expenses to Average Net Assets                  0.78%(a)        0.78%(a)        0.90%(a)        0.90%(a)        0.91%(a)
Ratio of Net Investment Income to Average Net
   Assets                                                1.79%           1.20%           1.50%           0.90%           0.90%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               1%              8%              6%             12%             16%
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A@ Not applicable, as the Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      5.89     $      5.33     $      6.79     $     14.88     $      9.09
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10            0.06            0.10            0.12            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.88            0.54           (0.65)          (1.68)           6.11
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.98            0.60           (0.55)          (1.56)           6.15
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.04)          (0.06)          (0.15)          (0.06)
   Net Realized Gains                                   (0.06)             --           (0.85)          (6.38)          (0.30)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.13)          (0.04)          (0.91)          (6.53)          (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      8.74     $      5.89     $      5.33     $      6.79     $     14.88
=============================================================================================================================
Total Return                                            51.84%          11.23%          (9.44)%        (23.38)%         70.30%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    84,353     $    26,516     $    15,172     $    10,992     $    11,734
Ratio of Expenses to Average Net Assets**                1.12%           1.20%           1.56%           1.56%           1.77%
Ratio of Net Investment Income to Average
   Net Assets                                            1.81%           1.31%           1.18%           0.77%           0.73%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               6%             16%             14%             20%             24%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.39     $     10.31     $     10.21     $     10.17     $     10.22
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.27            0.51            0.60            0.52
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.03            0.08            0.11            0.04           (0.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.19            0.35            0.62            0.64            0.48
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.16)          (0.27)          (0.52)          (0.60)          (0.52)
   Net Realized Gains                                   (0.12)             --              --              --           (0.01)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.28)          (0.27)          (0.52)          (0.60)          (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.30     $     10.39     $     10.31     $     10.21     $     10.17
=============================================================================================================================
Total Return                                             1.85%           3.43%           6.21%           6.49%           4.80%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,454,736     $   992,307     $   739,847     $   725,284     $   712,520
Ratio of Expenses to Average Net Assets**                0.20%           0.20%           0.20%           0.20%           0.21%
Ratio of Net Investment Income to Average
   Net Assets                                            1.45%           2.56%           5.04%           5.90%           5.07%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             143%            154%             55%             35%             58%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.19     $      9.95     $     10.05     $     10.31     $     10.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.22            0.25            0.19            1.01            0.56
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.01            0.20            0.45           (0.41)          (0.09)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.23            0.45            0.64            0.60            0.47
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.34)          (0.21)          (0.56)          (0.86)          (0.36)
   Net Realized Gains                                      --              --              --              --           (0.01)
   Return of Capital                                       --              --           (0.18)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.34)          (0.21)          (0.74)          (0.86)          (0.37)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.08     $     10.19     $      9.95     $     10.05     $     10.31
=============================================================================================================================
Total Return                                             2.26%           4.54%           6.75%           6.18%           4.69%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,195,072     $   799,214     $   596,119     $   518,491     $   531,488
Ratio of Expenses to Average Net Assets                  0.25%(a)        0.25%(a)        0.27%(a)        0.27%(a)        0.27%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            1.68%           2.58%           1.34%           9.97%           5.59%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             144%            138%            113%             73%             78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     11.05     $     10.56     $     10.32     $     10.26     $     10.35
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.34            0.41            0.49            0.59            0.49
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.10            0.51            0.32            0.01           (0.08)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.44            0.92            0.81            0.60            0.41
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.38)          (0.43)          (0.57)          (0.54)          (0.50)
   Net Realized Gains                                      --              --              --              --              --
   Return of Capital                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.38)          (0.43)          (0.57)          (0.54)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.11     $     11.05     $     10.56     $     10.32     $     10.26
=============================================================================================================================
Total Return                                             4.02%           9.06%           8.18%           6.16%           4.11%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   402,992     $   315,290     $   243,880     $   218,557     $   219,022
Ratio of Expenses to Average Net Assets                  0.27%           0.26%           0.27%           0.28%           0.28%
Ratio of Net Investment Income to Average
   Net Assets                                            3.20%           4.09%           4.79%           5.75%           4.95%
Portfolio Turnover Rate                                   149%             19%            189%             60%             57%
Portfolio Turnover Rate of Master Fund Series            N/A@            N/A@            N/A@            N/A@            N/A@
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series
N/A@ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.93     $     10.50     $     10.50     $     10.53     $     10.65
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.33            0.33            0.50            0.61            0.37
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.15            0.44            0.22              --            0.01
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.48            0.77            0.72            0.61            0.38
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.39)          (0.33)          (0.72)          (0.64)          (0.22)
   Net Realized Gains                                   (0.10)          (0.01)             --              --           (0.28)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.49)          (0.34)          (0.72)          (0.64)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.92     $     10.93     $     10.50     $     10.50     $     10.53
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             4.45%           7.55%           7.23%           6.09%           3.63%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   969,439     $   761,717     $   628,936     $   517,325     $   472,334
Ratio of Expenses to Average Net Assets                  0.34%           0.35%           0.37%           0.38%           0.39%
Ratio of Net Investment Income to Average
   Net Assets                                            3.23%           4.09%           4.04%           4.15%           3.62%
Portfolio Turnover Rate                                   103%             79%            113%             80%             59%
-----------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.39     $     11.90     $     11.18     $     10.84     $     11.78
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62            0.65            0.65            0.63            0.61
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                     (0.02)           0.48            0.71            0.38           (0.89)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.60            1.13            1.36            1.01           (0.28)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.65)          (0.64)          (0.64)          (0.63)          (0.58)
   Net Realized Gains                                   (0.20)             --              --           (0.04)          (0.08)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.85)          (0.64)          (0.64)          (0.67)          (0.66)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.14     $     12.39     $     11.90     $     11.18     $     10.84
=============================================================================================================================
Total Return                                             4.86%           9.95%          12.57%           9.75%          (2.41)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   316,234     $   300,059     $   310,661     $   286,444     $   256,376
Ratio of Expenses to Average Net Assets                  0.17%           0.16%           0.16%           0.18%           0.21%
Ratio of Net Investment Income to Average
   Net Assets                                            4.91%           5.37%           5.60%           6.00%           5.58%
Portfolio Turnover Rate                                    23%             14%             17%              8%             13%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                        DFA SHORT TERM
                                                   MUNICIAPAL BOND PORTFOLIO
                                                  ---------------------------
                                                     YEAR         AUG. 20 (1)
                                                     ENDED            TO
                                                   NOV. 30,        NOV. 30,
                                                     2003            2002
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.97     $     10.00
                                                  -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.15           (0.04)
                                                  -----------     -----------
    Total From Investment Operations                     0.31              --
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.15)          (0.03)
   Net Realized Gains                                      --              --
                                                  -----------     -----------
    Total Distributions                                 (0.15)          (0.03)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.13     $      9.97
=============================================================================
Total Return                                             3.17%          (0.03)%#
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   213,389     $    78,819
Ratio of Expenses to Average Net Assets                  0.30%           0.30%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)                                             0.34%           0.75%*
Ratio of Net Investment Income to Average
   Net Assets                                            1.60%           1.71%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.56%           1.26%*
Portfolio Turnover Rate                                     0%              0%
-----------------------------------------------------------------------------

(1)  Commencement of operations
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's forty portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                     PERCENTAGE
                                                                                                      OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                           SERIES (MASTER FUNDS)                            AT 11/30/03
-------------------------                           ---------------------                            -----------
U.S. Large Company Portfolio                        The U.S. Large Company Series                            34%
Enhanced U.S. Large Company Portfolio               The Enhanced U.S. Large Company Series                  100%
U.S. Large Cap Value Portfolio                      The U.S. Large Cap Value Series                          82%
U.S. Small XM Value Portfolio                       The U.S. Small XM Value Series                           54%
U.S. Small Cap Value Portfolio                      The U.S. Small Cap Value Series                          93%
U.S. Small Cap Portfolio                            The U.S. Small Cap Series                                77%
U.S. Micro Cap Portfolio                            The U.S. Micro Cap Series                               100%
International Small Company Portfolio               The Japanese Small Company Series                        86%
                                                    The Pacific Rim Small Company Series                     81%
                                                    The United Kingdom Small Company Series                  86%
                                                    The Continental Small Company Series                     88%
Japanese Small Company Portfolio                    The Japanese Small Company Series                         8%
Pacific Rim Small Company Portfolio                 The Pacific Rim Small Company Series                     13%
United Kingdom Small Company Portfolio              The United Kingdom Small Company Series                   8%
Continental Small Company Portfolio                 The Continental Small Company Series                      5%
Emerging Markets Portfolio                          The Emerging Markets Series                              98%
Emerging Markets Small Cap Portfolio                The Emerging Markets Small Cap Series                    72%
DFA One-Year Fixed Income Portfolio                 The DFA One-Year Fixed Income Series                    100%
DFA Two-Year Global Fixed Income Portfolio          The DFA Two-Year Global Fixed Income Series             100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    The International Equity Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

    Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. Dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 2003, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            DFA Real Estate Securities Portfolio                                0.30 of 1%
            Large Cap International Portfolio                                   0.25 of 1%
            DFA International Small Cap Value Portfolio                         0.65 of 1%
            DFA Five-Year Government Portfolio                                  0.20 of 1%
            DFA Five-Year Global Fixed Income Portfolio                         0.25 of 1%
            DFA Intermediate Government Fixed Income Portfolio                  0.10 of 1%(a)
            DFA Short-Term Municipal Bond Portfolio                             0.20 of 1%

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to 0.10 of 1% of average daily net assets.

     For the year ended November 30, 2003, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

            U.S. Large Company Portfolio                                       0.215 of 1%
            Enhanced U.S. Large Company Portfolio                               0.15 of 1%
            U.S. Large Cap Value Portfolio                                      0.15 of 1%
            U.S. Small XM Value Portfolio                                       0.30 of 1%
            U.S. Small Cap Value Portfolio                                      0.30 of 1%
            U.S. Small Cap Portfolio                                            0.32 of 1%
            U.S. Micro Cap Portfolio                                            0.40 of 1%
            International Small Company Portfolio                               0.40 of 1%
            Japanese Small Company Portfolio                                    0.40 of 1%
            Pacific Rim Small Company Portfolio                                 0.40 of 1%
            United Kingdom Small Company Portfolio                              0.40 of 1%
            Continental Small Company Portfolio                                 0.40 of 1%
            Emerging Markets Portfolio                                          0.40 of 1%
            Emerging Markets Small Cap Portfolio                                0.45 of 1%
            DFA One-Year Fixed Income Portfolio                                 0.10 of 1%
            DFA Two-Year Global Fixed Income Portfolio                          0.10 of 1%

    For the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The U.S. Large Company Series) to the extent necessary to limit the expenses to 0.15% of average net assets on an annualized basis. At any time that the annualized expenses of the U.S. Large Company Portfolio are less than 0.15% of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.15% of average net assets on an annualized basis. At November 30, 2003, approximately $3,887,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    The Advisor agreed to waive its administrative service fee and/or assume the direct expenses of Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waived fees subject to future reimbursement.

    The Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.50% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, approximately $23,000 of previously waived fees of U.S. Small XM Value Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, exclusive of the indirect expenses of the Master Fund, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waived fees subject to future reimbursement.

    For the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the Japanese Small Company Portfolio, the Advisor has agreed to waive its administration fees and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of their master funds. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of their average net assets on an annualized basis. At November 30, 2003 approximately $36,700, $86,000, $35,000, and $35,600 respectively, of waived fees of the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the Japanese Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    The Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of Emerging Markets Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 1.00% of the average daily net assets of the portfolio. At any time that the total direct and indirect expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waivers or fees subject to future reimbursement by the Advisor.

    For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement.

    At November 30, 2003, approximately $125,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding November 30, 2006. Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

            U.S. Large Company Portfolio                                       $ 12,014
            Enhanced U.S. Large Company Portfolio                                 1,798
            U.S. Large Cap Value Portfolio                                       19,435
            U.S. Small XM Value Portfolio                                         1,012
            U.S. Small Cap Value Portfolio                                       46,655
            U.S. Small Cap Portfolio                                             11,563
            U.S. Micro Cap Portfolio                                             28,439
            DFA Real Estate Securities Portfolio                                  7,987
            Large Cap International Portfolio                                     5,650
            International Small Company Portfolio                                 9,228
            Japanese Small Company Portfolio                                        500
            Pacific Rim Small Company Portfolio                                     437
            United Kingdom Small Company Portfolio                                  261
            Continental Small Company Portfolio                                     480
            DFA International Small Cap Value Portfolio                          11,009
            Emerging Markets Portfolio                                            6,019
            Emerging Markets Small Cap Portfolio                                    656
            DFA One-Year Fixed Income Portfolio                                  18,786
            DFA Two-Year Global Fixed Income Portfolio                           14,625
            DFA Five-Year Government Portfolio                                    5,418
            DFA Five-Year Global Fixed Income Portfolio                          12,423
            DFA Intermediate Government Fixed Income Portfolio                    4,499
            DFA Short-Term Municipal Bond Portfolio                               2,068

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2003, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                               U.S. GOVERNMENT            OTHER INVESTMENT
                                                                  SECURITIES                 SECURITIES
                                                          -------------------------   -------------------------
                                                           PURCHASES       SALES       PURCHASES       SALES
                                                          -----------   -----------   -----------   -----------
DFA Real Estate Securities Portfolio                               --            --   $   238,877   $     8,192
Large Cap International Portfolio                                  --            --        89,343         3,082
DFA International Small Cap Value Portfolio                        --            --       109,679        61,879
DFA Five-Year Government Portfolio                        $   613,898   $   531,343            --            --
DFA Five-Year Global Fixed Income Portfolio                        --            --     1,055,793       842,705
DFA Intermediate Government Fixed Income Portfolio             36,335        32,211        46,275        36,176
DFA Short-Term Municipal Bond Portfolio                            --            --        92,336            --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    During the year ended November 30, 2003, the following Portfolios' realized net foreign currency gains/losses, which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income
(loss).

            Large Cap International Portfolio                                $  96,932
            International Small Company Portfolio                              309,404
            Japanese Small Company Portfolio                                     7,073
            Pacific Rim Small Company Portfolio                                  5,517
            United Kingdom Small Company Portfolio                               2,762
            Continental Small Company Portfolio                                 76,400
            DFA International Small Cap Value Portfolio                        438,280
            Emerging Markets Portfolio                                        (276,110)
            Emerging Markets Small Cap Portfolio                               (90,264)
            DFA Five-Year Global Fixed Income Portfolio                       (826,222)

    At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                 GROSS UNREALIZED   GROSS UNREALIZED
                                                                   APPRECIATION       DEPRECIATION         NET
                                                                 ----------------   ----------------   ------------
U.S. Large Company Portfolio                                      $    246,121        $  (147,746)      $    98,375
Enhanced U.S. Large Company Portfolio                                       --            (26,833)          (26,833)
U.S. Large Cap Value Portfolio                                         240,218            (98,177)          142,041
U.S. Small XM Value Portfolio                                           18,054                 --            18,054
U.S. Small Cap Value Portfolio                                       1,296,500           (158,359)        1,138,141
U.S. Small Cap Portfolio                                               161,309                 --           161,309
U.S. Micro Cap Portfolio                                               805,472                 --           805,472
DFA Real Estate Securities Portfolio                                   175,277             (7,977)          167,300
Large Cap International Portfolio                                       69,658            (75,960)           (6,302)
International Small Company Portfolio                                  151,739             (4,114)          147,625
Japanese Small Company Portfolio                                        24,237           (156,662)         (132,425)
Pacific Rim Small Company Portfolio                                     48,962            (81,261)          (32,299)
United Kingdom Small Company Portfolio                                  70,365            (66,199)            4,166
Continental Small Company Portfolio                                     62,763            (55,018)            7,745
DFA International Small Cap Value Portfolio                            297,390           (124,687)          172,703
Emerging Markets Portfolio                                             170,948            (75,513)           95,435
Emerging Markets Small Cap Portfolio                                    15,691                 --            15,691
DFA One-Year Fixed Income Portfolio                                     13,550             (6,570)            6,980
DFA Two-Year Global Fixed Income Portfolio                              11,934             (8,098)            3,836
DFA Five-Year Government Portfolio                                         287             (3,489)           (3,202)
DFA Five-Year Global Fixed Income Portfolio                              2,752            (10,494)           (7,742)
DFA Intermediate Government Fixed Income Portfolio                      21,940             (1,201)           20,739
DFA Short-Term Municipal Bond Portfolio                                  1,307               (228)            1,079

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                EXPIRES ON NOVEMBER 30,
                                                                -----------------------
                                   2005       2006       2007       2008       2009       2010       2011      TOTAL
                                 --------   --------   --------   --------   --------   --------   --------   --------
U.S. Large Company
  Portfolio                            --         --         --         --   $  2,253         --   $ 28,799   $ 31,052
Enhanced U.S. Large
  Company Portfolio                    --         --         --         --          9         --      2,572      2,581
U.S. Large Cap
  Value Portfolio                      --         --         --         --         --   $  1,412         --      1,412
Large Cap International
  Portfolio                            --         --         --         --      2,431     18,180        533     21,144
International Small
  Company Portfolio                    --         --         --         --      1,816        272         --      2,088
Japanese Small
  Company Portfolio              $  1,532   $  7,918   $  2,826   $    632      3,508      4,453     19,912     40,781
Pacific Rim Small
  Company Portfolio                    --         --        566         --        906      3,164      6,171     10,807
United Kingdom
  Small Co. Portfolio                  --         --         --         --         --        102         --        102
Emerging Markets Portfolio             --        962      1,831         --     18,234     19,225      7,371     47,623
DFA One-Year Fixed
  Income Portfolio                     --         --         --         45         --         --         --         45
DFA Two-Year Global
  Fixed Income Portfolio               --         --         --         --        550         --         --        550

    During the year ended November 30, 2003, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

            International Small Company Portfolio                            $ 10,052,000
            DFA International Small Cap Value Portfolio                         2,094,000
            DFA One-Year Fixed Income Portfolio                                    42,000
            DFA Two-Year Global Fixed Income Portfolio                            617,000
            DFA Five-Year Government Portfolio                                  2,289,000

    Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                  MARK TO MARKET   REALIZED GAINS
                                                                  --------------   --------------
            Large Cap International Portfolio                      $ 1,280,889      $    37,739
            International Small Company Portfolio                    1,824,415        1,016,120
            Japanese Small Company Portfolio                            42,726            7,294
            Pacific Rim Small Company Portfolio                        521,735          739,744
            United Kingdom Small Company Portfolio                      38,842           16,885
            Continental Small Company Portfolio                         94,741          436,445
            DFA International Small Cap Value Portfolio              5,100,660          977,325
            Emerging Markets Portfolio                               1,702,489          309,704
            Emerging Markets Small Cap Portfolio                       215,229          112,990

    The Emerging Markets Portfolio's investment in the Emerging Markets Series reflects a spinoff of Telebras Common Shares and Preferred Shares from 1998. This was treated as a spin-off of twelve other companies. It was determined to be a taxable event for federal income tax purposes. As a result, the entire amount of the mark to market of the security was distributed as realized gains in 1998 (and the proportionate amount was passed down to the Emerging Markets Portfolio). Subsequently, as the spun off companies are sold from The Emerging Markets Series, the Emerging Markets Portfolio will reverse it's proportionate amount of the realized $1,346,024 from distributable realized gains in the year ended November 30, 2003.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2003, net assets consist of (amounts in thousands):

                                          ACCUMULATED                  ACCUMULATED    DEFERRED
                                              NET                      NET REALIZED   THAILAND
                                          INVESTMENT    ACCUMULATED      FOREIGN      CAPITAL
                               PAID-IN      INCOME      NET REALIZED     EXCHANGE      GAINS
                               CAPITAL      (LOSS)      GAIN (LOSS)    GAIN (LOSS)      TAX
                             ----------   -----------   ------------   ------------   --------
U.S. Large
  Company Portfolio          $  946,018   $     3,955   $    (80,766)            --         --
Enhanced U.S. Large
  Company Portfolio             170,776           127        (35,318)            --         --
U.S. Large Cap
  Value Portfolio             1,564,157         4,674       (110,651)            --         --
U.S. Small XM Value
  Portfolio                      72,443           172          4,454             --         --
U.S. Small Cap
  Value Portfolio             2,843,668        11,789         57,789             --         --
U.S. Small Cap Portfolio        969,446         3,318        (66,161)            --         --
U.S. Micro Cap Portfolio      1,778,734         4,090        (64,269)            --         --

                               UNREALIZED
                             APPRECIATION
                             (DEPRECIATION)
                             OF INVESTMENT    UNREALIZED
                               SECURITIES,   NET FOREIGN
                              FUTURES AND      EXCHANGE                  NUMBER OF
                                FOREIGN         GAIN        TOTAL NET      SHARES
                                CURRENCY       (LOSS)        ASSETS      AUTHORIZED
                             --------------  -----------   -----------   -----------
U.S. Large
  Company Portfolio          $      148,058           --   $ 1,017,265   200,000,000
Enhanced U.S. Large
  Company Portfolio                   5,904           --       141,489   100,000,000
U.S. Large Cap
  Value Portfolio                   251,248           --     1,709,428   100,000,000
U.S. Small XM Value
  Portfolio                          19,855           --        96,924   100,000,000
U.S. Small Cap
  Value Portfolio                 1,296,501           --     4,209,747   300,000,000
U.S. Small Cap Portfolio            227,424           --     1,134,027   100,000,000
U.S. Micro Cap Portfolio            904,292           --     2,622,847   300,000,000

                                          ACCUMULATED                  ACCUMULATED    DEFERRED
                                              NET                      NET REALIZED   THAILAND
                                          INVESTMENT    ACCUMULATED      FOREIGN      CAPITAL
                               PAID-IN      INCOME      NET REALIZED     EXCHANGE      GAINS
                               CAPITAL      (LOSS)      GAIN (LOSS)    GAIN (LOSS)      TAX
                             ----------   -----------   ------------   ------------   --------
DFA Real Estate
  Securities Portfolio       $  600,168   $     7,729   $      9,346             --         --
Large Cap International
  Portfolio                     522,361         7,754        (21,958)  $         99         --
International Small
  Company Portfolio             749,865        11,283         (1,208)           309         --
Japanese Small
  Company Portfolio             195,881           (15)       (43,472)             7         --
Pacific Rim Small
  Company Portfolio              62,901          (682)       (10,115)             6         --
United Kingdom Small
  Company Portfolio               7,645           443            (97)             3         --
Continental Small
  Company Portfolio              12,673           677          3,060             76         --
DFA International Small
  Cap Value Portfolio           896,838        11,022          9,441            439         --
Emerging Markets
  Portfolio                     544,836         5,437        (49,535)          (276)  $ (2,618)
Emerging Markets Small
  Cap Portfolio                  67,759           740            636            (90)      (598)
DFA One-Year Fixed
  Income Portfolio            1,447,693           108         (6,615)            --         --
DFA Two-Year Global
  Fixed Income Portfolio      1,189,776        (8,338)         1,361             --         --
DFA Five-Year
  Government Portfolio          386,786         5,809         13,598             --         --
DFA Five-Year Global
  Fixed Income Portfolio        932,398         8,128         37,464           (826)        --
DFA Intermediate
  Government Fixed
  Income Portfolio           $  284,366   $     3,642   $      7,487             --         --
DFA Short-Term
  Municipal Bond
  Portfolio                     212,007           303             --             --         --

                               UNREALIZED
                              APPRECIATION
                             (DEPRECIATION)
                             OF INVESTMENT    UNREALIZED
                              SECURITIES,    NET FOREIGN
                              FUTURES AND      EXCHANGE                    NUMBER OF
                                FOREIGN         GAIN        TOTAL NET       SHARES
                                CURRENCY       (LOSS)        ASSETS       AUTHORIZED
                             --------------  -----------   -----------    -----------
DFA Real Estate
  Securities Portfolio       $     166,162            --   $   783,405    100,000,000
Large Cap International
  Portfolio                         (4,168)  $        35       504,123    150,000,000
International Small
  Company Portfolio                149,449           189       909,887    100,000,000
Japanese Small
  Company Portfolio               (129,684)           (4)       22,713     50,000,000
Pacific Rim Small
  Company Portfolio                (31,729)           (3)       20,378     50,000,000
United Kingdom Small
  Company Portfolio                  4,212             3        12,209     20,000,000
Continental Small
  Company Portfolio                  7,840            50        24,376    200,000,000
DFA International Small
  Cap Value Portfolio              177,842           115     1,095,697    200,000,000
Emerging Markets
  Portfolio                         96,232            --       594,076    100,000,000
Emerging Markets Small
  Cap Portfolio                     15,907            (1)       84,353    100,000,000
DFA One-Year Fixed
  Income Portfolio                  13,550            --     1,454,736    300,000,000
DFA Two-Year Global
  Fixed Income Portfolio            12,273            --     1,195,072    200,000,000
DFA Five-Year
  Government Portfolio              (3,201)           --       402,992    100,000,000
DFA Five-Year Global
  Fixed Income Portfolio            (7,742)           17       969,439    100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio           $      20,739            --   $   316,234    100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                          1,079            --       213,389    100,000,000

H. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 28, 2003.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2003, the DFA Five-Year Global Fixed Income Portfolio had no outstanding Forward Currency Contracts.

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the year ended November 30, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings under the line of credit during the year ended November 30, 2003.

J. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

    Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

    As of November 30, 2003, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2003, and the results of each of their operations, for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

              DFA INTERNATIONAL VALUE PORTFOLIO       MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994                             $   10,000
Feb-1994                             $   10,100                            $   10,000
Mar-1994                             $    9,830                            $    9,569
Apr-1994                             $   10,161                            $    9,975
May-1994                             $   10,221                            $    9,918
Jun-1994                             $   10,336                            $   10,058
Jul-1994                             $   10,538                            $   10,155
Aug-1994                             $   10,699                            $   10,396
Sep-1994                             $   10,322                            $   10,068
Oct-1994                             $   10,756                            $   10,404
Nov-1994                             $   10,187                            $    9,903
Dec-1994                             $   10,246                            $    9,966
Jan-1995                             $    9,840                            $    9,583
Feb-1995                             $    9,819                            $    9,556
Mar-1995                             $   10,395                            $   10,152
Apr-1995                             $   10,719                            $   10,533
May-1995                             $   10,648                            $   10,408
Jun-1995                             $   10,543                            $   10,225
Jul-1995                             $   11,137                            $   10,862
Aug-1995                             $   10,748                            $   10,448
Sep-1995                             $   10,815                            $   10,652
Oct-1995                             $   10,609                            $   10,365
Nov-1995                             $   10,894                            $   10,653
Dec-1995                             $   11,423                            $   11,083
Jan-1996                             $   11,537                            $   11,128
Feb-1996                             $   11,599                            $   11,166
Mar-1996                             $   11,768                            $   11,404
Apr-1996                             $   12,223                            $   11,736
May-1996                             $   12,109                            $   11,520
Jun-1996                             $   12,147                            $   11,584
Jul-1996                             $   11,824                            $   11,246
Aug-1996                             $   11,865                            $   11,271
Sep-1996                             $   12,070                            $   11,570
Oct-1996                             $   11,955                            $   11,452
Nov-1996                             $   12,489                            $   11,908
Dec-1996                             $   12,315                            $   11,755
Jan-1997                             $   11,905                            $   11,343
Feb-1997                             $   12,014                            $   11,529
Mar-1997                             $   12,053                            $   11,571
Apr-1997                             $   11,988                            $   11,632
May-1997                             $   12,896                            $   12,389
Jun-1997                             $   13,446                            $   13,072
Jul-1997                             $   13,632                            $   13,284
Aug-1997                             $   12,739                            $   12,291
Sep-1997                             $   13,200                            $   12,980
Oct-1997                             $   12,511                            $   11,983
Nov-1997                             $   11,974                            $   11,861
Dec-1997                             $   11,929                            $   11,964
Jan-1998                             $   12,643                            $   12,511
Feb-1998                             $   13,470                            $   13,314
Mar-1998                             $   14,066                            $   13,724
Apr-1998                             $   14,111                            $   13,832
May-1998                             $   14,233                            $   13,764
Jun-1998                             $   14,097                            $   13,869
Jul-1998                             $   14,255                            $   14,009
Aug-1998                             $   12,386                            $   12,273
Sep-1998                             $   11,716                            $   11,898
Oct-1998                             $   12,882                            $   13,138
Nov-1998                             $   13,447                            $   13,810
Dec-1998                             $   13,702                            $   14,356
Jan-1999                             $   13,428                            $   14,313
Feb-1999                             $   13,086                            $   13,972
Mar-1999                             $   13,886                            $   14,555
Apr-1999                             $   14,709                            $   15,144
May-1999                             $   13,966                            $   14,364
Jun-1999                             $   14,589                            $   14,924
Jul-1999                             $   15,110                            $   15,368
Aug-1999                             $   15,259                            $   15,425
Sep-1999                             $   15,317                            $   15,580
Oct-1999                             $   15,236                            $   16,157
Nov-1999                             $   15,189                            $   16,717
Dec-1999                             $   15,935                            $   18,219
Jan-2000                             $   14,705                            $   17,062
Feb-2000                             $   14,339                            $   17,521
Mar-2000                             $   15,124                            $   18,201
Apr-2000                             $   14,734                            $   17,243
May-2000                             $   15,007                            $   16,822
Jun-2000                             $   16,056                            $   17,480
Jul-2000                             $   15,531                            $   16,748
Aug-2000                             $   15,661                            $   16,894
Sep-2000                             $   15,208                            $   16,071
Oct-2000                             $   15,088                            $   15,692
Nov-2000                             $   15,076                            $   15,103
Dec-2000                             $   15,907                            $   15,639
Jan-2001                             $   15,932                            $   15,631
Feb-2001                             $   15,446                            $   14,459
Mar-2001                             $   14,512                            $   13,495
Apr-2001                             $   15,268                            $   14,433
May-2001                             $   15,152                            $   13,923
Jun-2001                             $   14,860                            $   13,354
Jul-2001                             $   14,549                            $   13,111
Aug-2001                             $   14,757                            $   12,779
Sep-2001                             $   12,877                            $   11,484
Oct-2001                             $   12,956                            $   11,778
Nov-2001                             $   13,425                            $   12,213
Dec-2001                             $   13,481                            $   12,285
Jan-2002                             $   13,183                            $   11,633
Feb-2002                             $   13,332                            $   11,714
Mar-2002                             $   14,160                            $   12,348
Apr-2002                             $   14,634                            $   12,429
May-2002                             $   15,123                            $   12,587
Jun-2002                             $   14,698                            $   12,086
Jul-2002                             $   13,191                            $   10,893
Aug-2002                             $   13,178                            $   10,868
Sep-2002                             $   11,611                            $    9,701
Oct-2002                             $   11,942                            $   10,222
Nov-2002                             $   12,659                            $   10,686
Dec-2002                             $   12,333                            $   10,327
Jan-2003                             $   11,918                            $    9,896
Feb-2003                             $   11,683                            $    9,670
Mar-2003                             $   11,396                            $    9,480
Apr-2003                             $   12,644                            $   10,409
May-2003                             $   13,601                            $   11,040
Jun-2003                             $   14,039                            $   11,307
Jul-2003                             $   14,670                            $   11,581
Aug-2003                             $   15,050                            $   11,860
Sep-2003                             $   15,628                            $   12,225
Oct-2003                             $   16,855                            $   12,987
Nov-2003                             $   17,208                            $   13,276

ANNUALIZED           ONE         FIVE          FROM
TOTAL RETURN (%)     YEAR       YEARS    FEBRUARY 15, 1994
----------------------------------------------------------
                     35.94       5.06           5.70

- OTHE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                        DFA INTERNATIONAL VALUE PORTFOLIO
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                     LOCAL
                                                    CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                        RETURN      RETURN
-----------------------------                       --------   -----------
United Kingdom                                         8.75%       20.20%
Japan                                                 10.89%       23.83%
France                                                 4.36%       25.05%
Switzerland                                            6.19%       21.02%
Germany                                               13.35%       35.77%
Netherlands                                           -7.05%       11.00%
Australia                                              6.24%       35.23%
Italy                                                  8.50%       29.46%
Spain                                                 11.80%       34.09%
Sweden                                                14.22%       35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                          45.99%
Citigroup EPAC Extended Market Index -- EPAC (small companies)     41.90%
MSCI EAFE Value Index (net dividends)                              27.79%
MSCI EAFE Index (net dividends)                                    24.23%
MSCI EAFE Growth Index (net dividends)                             20.62%

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO

     The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 597 stocks in 21 developed country markets, as of November 30, 2003, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends), and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio over this period was 35.94%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (60,359,929 Shares, Cost $620,344) ++ at Value +   $      748,463
Receivable for Fund Shares Sold                                                        1,183
Prepaid Expenses and Other Assets                                                          6
                                                                              --------------
      Total Assets                                                                   749,652
                                                                              --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                       839
   Fund Shares Redeemed                                                                  344
Due to Advisor                                                                           122
Accrued Expenses and Other Liabilities                                                    28
                                                                              --------------
      Total Liabilities                                                                1,333
                                                                              --------------
NET ASSETS                                                                    $      748,319
                                                                              ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                        61,334,744
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $        12.20
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $      657,770
Accumulated Net Investment Income (Loss)                                               2,029
Accumulated Net Realized Gain (Loss)                                                 (39,599)
Unrealized Appreciation (Depreciation) from Investment Securities                    128,119
                                                                              --------------
      Total Net Assets                                                        $      748,319
                                                                              ==============

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $650,332.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company        $       13,672
                                                                              --------------
EXPENSES
   Administrative Services                                                             1,101
   Accounting & Transfer Agent Fees                                                       39
   Legal Fees                                                                             27
   Audit Fees                                                                              9
   Filing Fees                                                                            34
   Shareholders' Reports                                                                  17
   Directors' Fees and Expenses                                                            3
        Total Expenses                                                                 1,230
                                                                              --------------
   NET INVESTMENT INCOME (LOSS)                                                       12,442
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA Investment Trust Company             507
   Net Realized Gain (Loss) on Investment Securities Sold                             (8,106)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                          180,511
                                                                              --------------
      NET GAIN (LOSS) ON INVESTMENT SECURITIES                                       172,912
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $      185,354
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2003            2002
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $     12,442    $     10,097
   Capital Gain Distributions Received from The DFA Investment Trust Company           507           1,058
   Net Realized Gain (Loss) on Investment Securities Sold                           (8,106)        (17,004)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       180,511         (21,903)
                                                                              ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          185,354         (27,752)
                                                                              ------------    ------------
Distributions From:
   Net Investment Income                                                           (12,609)         (9,024)
   Net Short-Term Gains                                                                 --            (122)
   Net Long-Term Gains                                                                  --         (13,714)
                                                                              ------------    ------------
          Total Distributions                                                      (12,609)        (22,860)
                                                                              ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                   217,849         192,491
   Shares Issued in Lieu of Cash Distributions                                      12,606          22,856
   Shares Redeemed                                                                (119,194)       (149,918)
                                                                              ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                  111,261          65,429
                                                                              ------------    ------------
          Total Increase (Decrease)                                                284,006          14,817
NET ASSETS
   Beginning of Period                                                             464,313         449,496
                                                                              ------------    ------------
   End of Period                                                              $    748,319    $    464,313
                                                                              ============    ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                 22,165          19,880
      Shares Issued in Lieu of Cash Distributions                                    1,279           2,305
      Shares Redeemed                                                              (12,639)        (15,291)
                                                                              ------------    ------------
                                                                                    10,805           6,894
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR           YEAR           YEAR          YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2003           2002           2001           2000           1999
                                                          ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                      $       9.19   $      10.30   $      12.58   $      13.07   $      11.88
                                                          ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.22           0.23           0.25           0.24           0.28
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                             3.02          (0.78)         (1.50)         (0.32)          1.24
                                                          ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                                  3.24          (0.55)         (1.25)         (0.08)          1.52
                                                          ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS
   Net Investment Income                                         (0.23)         (0.21)         (0.27)         (0.22)         (0.29)
   Net Realized Gains                                               --          (0.35)         (0.76)         (0.19)         (0.04)
                                                          ------------   ------------   ------------   ------------   ------------
Total Distributions                                              (0.23)         (0.56)         (1.03)         (0.41)         (0.33)
                                                          ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period                            $      12.20   $       9.19   $      10.30   $      12.58   $      13.07
                                                          ============   ============   ============   ============   ============
Total Return                                                     35.92%         (5.72)%       (10.96)%        (0.72)%        12.96%

Net Assets, End of Period (thousands)                     $    748,319   $    464,313   $    449,496   $    569,234   $    453,713
Ratio of Expenses to Average Net Assets **                        0.52%          0.53%          0.51%          0.52%          0.52%
Ratio of Net Investment Income to Average Net Assets              2.26%          2.35%          2.12%          1.76%          2.21%
Portfolio Turnover Rate                                            N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                       14%            18%             6%             9%             6%

----------
**   Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 47% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,078.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation            $ 98,131
               Gross Unrealized Depreciation                  --
                                                        --------
               Net                                      $ 98,131
                                                        ========

     At November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $9,600,000, with $8,719,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                  THE U.S. LARGE COMPANY SERIES         S&P 500 INDEX
Nov-1993                                             $   10,000            $   10,000
Dec-1993                                             $   10,127            $   10,123
Jan-1994                                             $   10,459            $   10,462
Feb-1994                                             $   10,176            $   10,180
Mar-1994                                             $    9,744            $    9,737
Apr-1994                                             $    9,872            $    9,863
May-1994                                             $   10,029            $   10,024
Jun-1994                                             $    9,792            $    9,777
Jul-1994                                             $   10,108            $   10,100
Aug-1994                                             $   10,523            $   10,511
Sep-1994                                             $   10,275            $   10,258
Oct-1994                                             $   10,503            $   10,493
Nov-1994                                             $   10,130            $   10,108
Dec-1994                                             $   10,280            $   10,255
Jan-1995                                             $   10,542            $   10,522
Feb-1995                                             $   10,955            $   10,930
Mar-1995                                             $   11,277            $   11,254
Apr-1995                                             $   11,601            $   11,581
May-1995                                             $   12,066            $   12,039
Jun-1995                                             $   12,351            $   12,322
Jul-1995                                             $   12,758            $   12,732
Aug-1995                                             $   12,789            $   12,766
Sep-1995                                             $   13,330            $   13,301
Oct-1995                                             $   13,279            $   13,255
Nov-1995                                             $   13,853            $   13,838
Dec-1995                                             $   14,119            $   14,094
Jan-1996                                             $   14,605            $   14,579
Feb-1996                                             $   14,729            $   14,719
Mar-1996                                             $   14,873            $   14,860
Apr-1996                                             $   15,090            $   15,078
May-1996                                             $   15,460            $   15,467
Jun-1996                                             $   15,523            $   15,531
Jul-1996                                             $   14,845            $   14,840
Aug-1996                                             $   15,148            $   15,154
Sep-1996                                             $   15,995            $   16,006
Oct-1996                                             $   16,433            $   16,445
Nov-1996                                             $   17,677            $   17,693
Dec-1996                                             $   17,322            $   17,346
Jan-1997                                             $   18,408            $   18,423
Feb-1997                                             $   18,544            $   18,572
Mar-1997                                             $   17,782            $   17,800
Apr-1997                                             $   18,836            $   18,862
May-1997                                             $   19,985            $   20,021
Jun-1997                                             $   20,873            $   20,913
Jul-1997                                             $   22,534            $   22,574
Aug-1997                                             $   21,281            $   21,319
Sep-1997                                             $   22,441            $   22,487
Oct-1997                                             $   21,698            $   21,736
Nov-1997                                             $   22,690            $   22,742
Dec-1997                                             $   23,075            $   23,134
Jan-1998                                             $   23,336            $   23,390
Feb-1998                                             $   25,019            $   25,077
Mar-1998                                             $   26,292            $   26,361
Apr-1998                                             $   26,552            $   26,627
May-1998                                             $   26,093            $   26,169
Jun-1998                                             $   27,158            $   27,231
Jul-1998                                             $   26,864            $   26,943
Aug-1998                                             $   22,999            $   23,047
Sep-1998                                             $   24,461            $   24,524
Oct-1998                                             $   26,426            $   26,518
Nov-1998                                             $   28,045            $   28,125
Dec-1998                                             $   29,706            $   29,745
Jan-1999                                             $   30,918            $   30,988
Feb-1999                                             $   29,947            $   30,025
Mar-1999                                             $   31,148            $   31,226
Apr-1999                                             $   32,338            $   32,434
May-1999                                             $   31,574            $   31,669
Jun-1999                                             $   33,317            $   33,426
Jul-1999                                             $   32,285            $   32,383
Aug-1999                                             $   32,117            $   32,221
Sep-1999                                             $   31,240            $   31,338
Oct-1999                                             $   33,224            $   33,322
Nov-1999                                             $   33,891            $   33,999
Dec-1999                                             $   35,908            $   36,001
Jan-2000                                             $   34,102            $   34,194
Feb-2000                                             $   33,464            $   33,548
Mar-2000                                             $   36,723            $   36,829
Apr-2000                                             $   35,596            $   35,720
May-2000                                             $   34,866            $   34,988
Jun-2000                                             $   35,672            $   35,848
Jul-2000                                             $   35,169            $   35,289
Aug-2000                                             $   37,353            $   37,481
Sep-2000                                             $   35,377            $   35,502
Oct-2000                                             $   35,221            $   35,353
Nov-2000                                             $   32,453            $   32,567
Dec-2000                                             $   32,618            $   32,726
Jan-2001                                             $   33,776            $   33,888
Feb-2001                                             $   30,696            $   30,798
Mar-2001                                             $   28,753            $   28,845
Apr-2001                                             $   30,978            $   31,086
May-2001                                             $   31,167            $   31,295
Jun-2001                                             $   30,404            $   30,534
Jul-2001                                             $   30,112            $   30,235
Aug-2001                                             $   28,221            $   28,342
Sep-2001                                             $   25,943            $   26,052
Oct-2001                                             $   26,434            $   26,550
Nov-2001                                             $   28,458            $   28,586
Dec-2001                                             $   28,698            $   28,838
Jan-2002                                             $   28,279            $   28,417
Feb-2002                                             $   27,736            $   27,868
Mar-2002                                             $   28,759            $   28,916
Apr-2002                                             $   27,016            $   27,164
May-2002                                             $   26,827            $   26,963
Jun-2002                                             $   24,906            $   25,043
Jul-2002                                             $   22,974            $   23,090
Aug-2002                                             $   23,121            $   23,242
Sep-2002                                             $   20,603            $   20,716
Oct-2002                                             $   22,420            $   22,539
Nov-2002                                             $   23,736            $   23,866
Dec-2002                                             $   22,347            $   22,463
Jan-2003                                             $   21,762            $   21,874
Feb-2003                                             $   21,427            $   21,546
Mar-2003                                             $   21,635            $   21,755
Apr-2003                                             $   23,419            $   23,548
May-2003                                             $   24,651            $   24,789
Jun-2003                                             $   24,964            $   25,106
Jul-2003                                             $   25,404            $   25,548
Aug-2003                                             $   25,894            $   26,046
Sep-2003                                             $   25,622            $   25,770
Oct-2003                                             $   27,063            $   27,229
Nov-2003                                             $   27,303            $   27,468

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     15.03    -0.53   10.57

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of(C)Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                                      THE ENHANCED U.S. LARGE      S&P 500 INDEX
                                               COMPANY SERIES
Jul-1996                                           $   10,000         $   10,000
Jul-1996                                           $    9,890         $    9,500
Aug-1996                                           $   10,090         $    9,702
Sep-1996                                           $   10,690         $   10,247
Oct-1996                                           $   11,060         $   10,528
Nov-1996                                           $   11,895         $   11,327
Dec-1996                                           $   11,601         $   11,105
Jan-1997                                           $   12,337         $   11,794
Feb-1997                                           $   12,442         $   11,890
Mar-1997                                           $   11,841         $   11,395
Apr-1997                                           $   12,594         $   12,076
May-1997                                           $   13,417         $   12,817
Jun-1997                                           $   13,993         $   13,389
Jul-1997                                           $   15,135         $   14,452
Aug-1997                                           $   14,302         $   13,648
Sep-1997                                           $   15,048         $   14,396
Oct-1997                                           $   14,628         $   13,915
Nov-1997                                           $   15,181         $   14,560
Dec-1997                                           $   15,445         $   14,810
Jan-1998                                           $   15,714         $   14,974
Feb-1998                                           $   16,785         $   16,054
Mar-1998                                           $   17,629         $   16,876
Apr-1998                                           $   17,829         $   17,046
May-1998                                           $   17,474         $   16,753
Jun-1998                                           $   18,211         $   17,433
Jul-1998                                           $   17,982         $   17,249
Aug-1998                                           $   15,369         $   14,754
Sep-1998                                           $   16,443         $   15,700
Oct-1998                                           $   17,808         $   16,977
Nov-1998                                           $   18,823         $   18,005
Dec-1998                                           $   20,052         $   19,043
Jan-1999                                           $   20,776         $   19,839
Feb-1999                                           $   20,101         $   19,222
Mar-1999                                           $   20,945         $   19,990
Apr-1999                                           $   21,741         $   20,764
May-1999                                           $   21,146         $   20,274
Jun-1999                                           $   22,383         $   21,399
Jul-1999                                           $   21,628         $   20,732
Aug-1999                                           $   21,511         $   20,628
Sep-1999                                           $   20,989         $   20,063
Oct-1999                                           $   22,328         $   21,333
Nov-1999                                           $   22,694         $   21,766
Dec-1999                                           $   23,992         $   23,048
Jan-2000                                           $   22,732         $   21,891
Feb-2000                                           $   22,373         $   21,477
Mar-2000                                           $   24,537         $   23,577
Apr-2000                                           $   23,752         $   22,868
May-2000                                           $   23,208         $   22,399
Jun-2000                                           $   23,730         $   22,950
Jul-2000                                           $   23,383         $   22,592
Aug-2000                                           $   24,875         $   23,995
Sep-2000                                           $   23,557         $   22,728
Oct-2000                                           $   23,453         $   22,633
Nov-2000                                           $   21,643         $   20,849
Dec-2000                                           $   21,710         $   20,951
Jan-2001                                           $   22,483         $   21,695
Feb-2001                                           $   20,430         $   19,716
Mar-2001                                           $   19,114         $   18,466
Apr-2001                                           $   20,582         $   19,901
May-2001                                           $   20,716         $   20,035
Jun-2001                                           $   20,177         $   19,548
Jul-2001                                           $   20,020         $   19,356
Aug-2001                                           $   18,805         $   18,145
Sep-2001                                           $   17,393         $   16,678
Oct-2001                                           $   17,779         $   16,997
Nov-2001                                           $   19,119         $   18,301
Dec-2001                                           $   19,278         $   18,462
Jan-2002                                           $   19,004         $   18,192
Feb-2002                                           $   18,664         $   17,841
Mar-2002                                           $   19,265         $   18,512
Apr-2002                                           $   18,190         $   17,390
May-2002                                           $   18,075         $   17,261
Jun-2002                                           $   16,844         $   16,032
Jul-2002                                           $   15,625         $   14,782
Aug-2002                                           $   15,762         $   14,879
Sep-2002                                           $   14,079         $   13,262
Oct-2002                                           $   15,329         $   14,429
Nov-2002                                           $   16,185         $   15,279
Dec-2002                                           $   15,307         $   14,381
Jan-2003                                           $   14,911         $   14,004
Feb-2003                                           $   14,701         $   13,794
Mar-2003                                           $   14,843         $   13,928
Apr-2003                                           $   16,084         $   15,075
May-2003                                           $   16,974         $   15,870
Jun-2003                                           $   17,167         $   16,073
Jul-2003                                           $   17,402         $   16,356
Aug-2003                                           $   17,731         $   16,675
Sep-2003                                           $   17,618         $   16,498
Oct-2003                                           $   18,560         $   17,432
Nov-2003                                           $   18,726         $   17,585

ANNUALIZED            ONE     FIVE        FROM
TOTAL RETURN (%)     YEAR     YEARS   JULY 2, 1996
--------------------------------------------------
                     15.70     -0.10     8.83

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of(C)Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                    THE U.S. LARGE CAP VALUE   SERIES RUSSELL 1000 VALUE INDEX
Nov-1993                                          $   10,000                        $   10,000
Dec-1993                                          $   10,240                        $   10,190
Jan-1994                                          $   10,534                        $   10,575
Feb-1994                                          $   10,060                        $   10,214
Mar-1994                                          $    9,652                        $    9,834
Apr-1994                                          $    9,804                        $   10,022
May-1994                                          $    9,737                        $   10,138
Jun-1994                                          $    9,535                        $    9,895
Jul-1994                                          $    9,957                        $   10,203
Aug-1994                                          $   10,245                        $   10,496
Sep-1994                                          $    9,946                        $   10,147
Oct-1994                                          $   10,140                        $   10,289
Nov-1994                                          $    9,685                        $    9,873
Dec-1994                                          $    9,803                        $    9,986
Jan-1995                                          $   10,028                        $   10,294
Feb-1995                                          $   10,596                        $   10,701
Mar-1995                                          $   10,758                        $   10,935
Apr-1995                                          $   11,152                        $   11,280
May-1995                                          $   11,733                        $   11,755
Jun-1995                                          $   11,990                        $   11,915
Jul-1995                                          $   12,515                        $   12,330
Aug-1995                                          $   12,891                        $   12,504
Sep-1995                                          $   13,337                        $   12,956
Oct-1995                                          $   12,789                        $   12,828
Nov-1995                                          $   13,489                        $   13,478
Dec-1995                                          $   13,586                        $   13,817
Jan-1996                                          $   13,972                        $   14,248
Feb-1996                                          $   14,180                        $   14,356
Mar-1996                                          $   14,673                        $   14,600
Apr-1996                                          $   14,914                        $   14,656
May-1996                                          $   15,166                        $   14,839
Jun-1996                                          $   14,725                        $   14,851
Jul-1996                                          $   14,071                        $   14,289
Aug-1996                                          $   14,630                        $   14,698
Sep-1996                                          $   14,922                        $   15,283
Oct-1996                                          $   15,410                        $   15,875
Nov-1996                                          $   16,521                        $   17,025
Dec-1996                                          $   16,359                        $   16,807
Jan-1997                                          $   16,945                        $   17,623
Feb-1997                                          $   17,282                        $   17,882
Mar-1997                                          $   16,491                        $   17,238
Apr-1997                                          $   17,033                        $   17,962
May-1997                                          $   18,355                        $   18,966
Jun-1997                                          $   18,920                        $   19,780
Jul-1997                                          $   20,816                        $   21,267
Aug-1997                                          $   20,510                        $   20,510
Sep-1997                                          $   21,591                        $   21,749
Oct-1997                                          $   20,485                        $   21,142
Nov-1997                                          $   20,703                        $   22,076
Dec-1997                                          $   20,992                        $   22,721
Jan-1998                                          $   21,272                        $   22,401
Feb-1998                                          $   23,131                        $   23,908
Mar-1998                                          $   24,428                        $   25,371
Apr-1998                                          $   24,563                        $   25,541
May-1998                                          $   24,356                        $   25,163
Jun-1998                                          $   24,298                        $   25,486
Jul-1998                                          $   23,455                        $   25,037
Aug-1998                                          $   19,186                        $   21,311
Sep-1998                                          $   20,159                        $   22,535
Oct-1998                                          $   21,806                        $   24,281
Nov-1998                                          $   23,171                        $   25,413
Dec-1998                                          $   23,555                        $   26,277
Jan-1999                                          $   24,012                        $   26,487
Feb-1999                                          $   23,395                        $   26,114
Mar-1999                                          $   24,151                        $   26,654
Apr-1999                                          $   26,721                        $   29,144
May-1999                                          $   26,694                        $   28,823
Jun-1999                                          $   27,140                        $   29,659
Jul-1999                                          $   26,016                        $   28,790
Aug-1999                                          $   25,082                        $   27,722
Sep-1999                                          $   23,735                        $   26,754
Oct-1999                                          $   24,644                        $   28,295
Nov-1999                                          $   24,243                        $   28,075
Dec-1999                                          $   24,713                        $   28,209
Jan-2000                                          $   22,981                        $   27,290
Feb-2000                                          $   20,915                        $   25,262
Mar-2000                                          $   23,878                        $   28,344
Apr-2000                                          $   24,597                        $   28,015
May-2000                                          $   24,548                        $   28,309
Jun-2000                                          $   22,842                        $   27,016
Jul-2000                                          $   23,851                        $   27,353
Aug-2000                                          $   25,247                        $   28,874
Sep-2000                                          $   24,835                        $   29,140
Oct-2000                                          $   25,816                        $   29,857
Nov-2000                                          $   24,987                        $   28,749
Dec-2000                                          $   27,294                        $   30,189
Jan-2001                                          $   28,637                        $   30,304
Feb-2001                                          $   28,616                        $   29,462
Mar-2001                                          $   27,744                        $   28,422
Apr-2001                                          $   29,394                        $   29,814
May-2001                                          $   30,250                        $   30,485
Jun-2001                                          $   29,881                        $   29,808
Jul-2001                                          $   29,842                        $   29,746
Aug-2001                                          $   28,526                        $   28,553
Sep-2001                                          $   25,354                        $   26,543
Oct-2001                                          $   25,334                        $   26,315
Nov-2001                                          $   27,725                        $   27,843
Dec-2001                                          $   28,377                        $   28,500
Jan-2002                                          $   28,683                        $   28,281
Feb-2002                                          $   29,047                        $   28,326
Mar-2002                                          $   30,256                        $   29,666
Apr-2002                                          $   29,986                        $   28,649
May-2002                                          $   30,178                        $   28,792
Jun-2002                                          $   28,346                        $   27,139
Jul-2002                                          $   25,194                        $   24,615
Aug-2002                                          $   25,600                        $   24,800
Sep-2002                                          $   22,764                        $   22,042
Oct-2002                                          $   23,656                        $   23,675
Nov-2002                                          $   25,324                        $   25,167
Dec-2002                                          $   24,187                        $   24,075
Jan-2003                                          $   23,621                        $   23,492
Feb-2003                                          $   22,938                        $   22,865
Mar-2003                                          $   22,830                        $   22,904
Apr-2003                                          $   24,944                        $   24,919
May-2003                                          $   26,608                        $   26,529
Jun-2003                                          $   26,893                        $   26,861
Jul-2003                                          $   27,581                        $   27,261
Aug-2003                                          $   28,563                        $   27,686
Sep-2003                                          $   27,935                        $   27,415
Oct-2003                                          $   29,807                        $   29,093
Nov-2003                                          $   30,475                        $   29,488

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     20.34     5.63   11.79

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

                                 THE U.S. SMALL XM VALUE SERIES  RUSSELL 2000 VALUE INDEX
Feb-1998                                             $   10,000                $   10,000
Feb-1998                                             $   10,270                $   10,331
Mar-1998                                             $   10,710                $   10,750
Apr-1998                                             $   10,830                $   10,803
May-1998                                             $   10,329                $   10,421
Jun-1998                                             $   10,069                $   10,361
Jul-1998                                             $    9,219                $    9,550
Aug-1998                                             $    7,620                $    8,054
Sep-1998                                             $    7,840                $    8,509
Oct-1998                                             $    8,470                $    8,762
Nov-1998                                             $    8,674                $    9,000
Dec-1998                                             $    8,907                $    9,282
Jan-1999                                             $    8,866                $    9,072
Feb-1999                                             $    8,207                $    8,452
Mar-1999                                             $    8,319                $    8,383
Apr-1999                                             $    9,403                $    9,148
May-1999                                             $    9,767                $    9,429
Jun-1999                                             $   10,335                $    9,770
Jul-1999                                             $   10,112                $    9,539
Aug-1999                                             $    9,716                $    9,189
Sep-1999                                             $    9,433                $    9,006
Oct-1999                                             $    9,129                $    8,826
Nov-1999                                             $    9,228                $    8,871
Dec-1999                                             $    9,516                $    9,144
Jan-2000                                             $    8,896                $    8,905
Feb-2000                                             $    8,632                $    9,449
Mar-2000                                             $    9,484                $    9,494
Apr-2000                                             $    9,579                $    9,550
May-2000                                             $    9,453                $    9,404
Jun-2000                                             $    9,221                $    9,678
Jul-2000                                             $    9,453                $   10,000
Aug-2000                                             $    9,978                $   10,447
Sep-2000                                             $    9,842                $   10,388
Oct-2000                                             $    9,862                $   10,351
Nov-2000                                             $    9,544                $   10,139
Dec-2000                                             $   10,675                $   11,228
Jan-2001                                             $   11,351                $   11,538
Feb-2001                                             $   11,340                $   11,522
Mar-2001                                             $   10,927                $   11,338
Apr-2001                                             $   11,662                $   11,863
May-2001                                             $   12,086                $   12,168
Jun-2001                                             $   12,499                $   12,657
Jul-2001                                             $   12,511                $   12,373
Aug-2001                                             $   12,396                $   12,330
Sep-2001                                             $   10,537                $   10,969
Oct-2001                                             $   10,847                $   11,255
Nov-2001                                             $   11,845                $   12,064
Dec-2001                                             $   12,631                $   12,802
Jan-2002                                             $   12,815                $   12,973
Feb-2002                                             $   13,106                $   13,052
Mar-2002                                             $   14,229                $   14,029
Apr-2002                                             $   14,639                $   14,523
May-2002                                             $   14,176                $   14,043
Jun-2002                                             $   13,647                $   13,732
Jul-2002                                             $   11,652                $   11,692
Aug-2002                                             $   11,652                $   11,640
Sep-2002                                             $   10,622                $   10,809
Oct-2002                                             $   10,899                $   10,971
Nov-2002                                             $   12,102                $   11,847
Dec-2002                                             $   11,458                $   11,341
Jan-2003                                             $   10,923                $   11,021
Feb-2003                                             $   10,462                $   10,651
Mar-2003                                             $   10,432                $   10,765
Apr-2003                                             $   11,681                $   11,787
May-2003                                             $   13,019                $   12,991
Jun-2003                                             $   13,227                $   13,210
Jul-2003                                             $   14,000                $   13,870
Aug-2003                                             $   14,907                $   14,397
Sep-2003                                             $   14,713                $   14,231
Oct-2003                                             $   16,140                $   15,391
Nov-2003                                             $   16,807                $   15,982

ANNUALIZED            ONE     FIVE          FROM
TOTAL RETURN (%)     YEAR     YEARS   FEBRUARY 6, 1998
------------------------------------------------------
                     38.88     14.14       9.34

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                              THE U.S. SMALL CAP VALUE SERIES   RUSSELL 2000 VALUE INDEX
Nov-1993                                           $   10,000                  $   10,000
Dec-1993                                           $   10,201                  $   10,294
Jan-1994                                           $   10,727                  $   10,660
Feb-1994                                           $   10,701                  $   10,630
Mar-1994                                           $   10,346                  $   10,154
Apr-1994                                           $   10,419                  $   10,254
May-1994                                           $   10,455                  $   10,240
Jun-1994                                           $   10,265                  $    9,974
Jul-1994                                           $   10,437                  $   10,159
Aug-1994                                           $   10,801                  $   10,558
Sep-1994                                           $   10,764                  $   10,446
Oct-1994                                           $   10,610                  $   10,255
Nov-1994                                           $   10,253                  $    9,841
Dec-1994                                           $   10,359                  $   10,136
Jan-1995                                           $   10,470                  $   10,087
Feb-1995                                           $   10,840                  $   10,461
Mar-1995                                           $   10,969                  $   10,512
Apr-1995                                           $   11,357                  $   10,824
May-1995                                           $   11,680                  $   11,056
Jun-1995                                           $   12,143                  $   11,434
Jul-1995                                           $   12,808                  $   11,851
Aug-1995                                           $   13,214                  $   12,203
Sep-1995                                           $   13,381                  $   12,385
Oct-1995                                           $   12,735                  $   11,891
Nov-1995                                           $   13,208                  $   12,363
Dec-1995                                           $   13,440                  $   12,746
Jan-1996                                           $   13,401                  $   12,830
Feb-1996                                           $   13,690                  $   13,032
Mar-1996                                           $   14,076                  $   13,305
Apr-1996                                           $   14,809                  $   13,668
May-1996                                           $   15,389                  $   14,014
Jun-1996                                           $   15,070                  $   13,849
Jul-1996                                           $   14,134                  $   13,112
Aug-1996                                           $   14,781                  $   13,681
Sep-1996                                           $   15,284                  $   14,055
Oct-1996                                           $   15,400                  $   14,218
Nov-1996                                           $   16,133                  $   14,983
Dec-1996                                           $   16,491                  $   15,470
Jan-1997                                           $   16,920                  $   15,708
Feb-1997                                           $   16,920                  $   15,857
Mar-1997                                           $   16,482                  $   15,432
Apr-1997                                           $   16,411                  $   15,659
May-1997                                           $   17,970                  $   16,905
Jun-1997                                           $   19,102                  $   17,761
Jul-1997                                           $   20,245                  $   18,507
Aug-1997                                           $   20,969                  $   18,801
Sep-1997                                           $   22,590                  $   20,051
Oct-1997                                           $   21,795                  $   19,506
Nov-1997                                           $   21,612                  $   19,720
Dec-1997                                           $   21,634                  $   20,389
Jan-1998                                           $   21,374                  $   20,020
Feb-1998                                           $   22,992                  $   21,231
Mar-1998                                           $   23,930                  $   22,093
Apr-1998                                           $   24,406                  $   22,201
May-1998                                           $   23,479                  $   21,415
Jun-1998                                           $   23,014                  $   21,293
Jul-1998                                           $   21,327                  $   19,626
Aug-1998                                           $   17,401                  $   16,553
Sep-1998                                           $   17,898                  $   17,488
Oct-1998                                           $   18,668                  $   18,007
Nov-1998                                           $   19,656                  $   18,495
Dec-1998                                           $   20,117                  $   19,076
Jan-1999                                           $   20,441                  $   18,643
Feb-1999                                           $   18,755                  $   17,370
Mar-1999                                           $   18,406                  $   17,227
Apr-1999                                           $   20,379                  $   18,800
May-1999                                           $   21,341                  $   19,377
Jun-1999                                           $   22,652                  $   20,079
Jul-1999                                           $   22,552                  $   19,603
Aug-1999                                           $   21,941                  $   18,885
Sep-1999                                           $   21,366                  $   18,508
Oct-1999                                           $   20,629                  $   18,137
Nov-1999                                           $   21,576                  $   18,232
Dec-1999                                           $   22,823                  $   18,792
Jan-2000                                           $   22,656                  $   18,301
Feb-2000                                           $   24,761                  $   19,419
Mar-2000                                           $   24,845                  $   19,511
Apr-2000                                           $   23,965                  $   19,626
May-2000                                           $   22,976                  $   19,325
Jun-2000                                           $   24,134                  $   19,890
Jul-2000                                           $   24,119                  $   20,552
Aug-2000                                           $   25,904                  $   21,471
Sep-2000                                           $   25,430                  $   21,348
Oct-2000                                           $   24,481                  $   21,271
Nov-2000                                           $   23,150                  $   20,837
Dec-2000                                           $   24,955                  $   23,075
Jan-2001                                           $   27,536                  $   23,712
Feb-2001                                           $   27,002                  $   23,679
Mar-2001                                           $   26,348                  $   23,300
Apr-2001                                           $   27,966                  $   24,379
May-2001                                           $   29,705                  $   25,006
Jun-2001                                           $   30,825                  $   26,011
Jul-2001                                           $   30,326                  $   25,428
Aug-2001                                           $   29,929                  $   25,339
Sep-2001                                           $   25,574                  $   22,542
Oct-2001                                           $   26,589                  $   23,130
Nov-2001                                           $   28,674                  $   24,793
Dec-2001                                           $   30,695                  $   26,310
Jan-2002                                           $   31,174                  $   26,660
Feb-2002                                           $   31,137                  $   26,823
Mar-2002                                           $   34,219                  $   28,832
Apr-2002                                           $   35,769                  $   29,847
May-2002                                           $   34,661                  $   28,859
Jun-2002                                           $   33,954                  $   28,221
Jul-2002                                           $   28,667                  $   24,028
Aug-2002                                           $   28,303                  $   23,922
Sep-2002                                           $   26,254                  $   22,214
Oct-2002                                           $   26,695                  $   22,547
Nov-2002                                           $   28,975                  $   24,346
Dec-2002                                           $   27,940                  $   23,307
Jan-2003                                           $   26,979                  $   22,649
Feb-2003                                           $   25,873                  $   21,888
Mar-2003                                           $   25,832                  $   22,123
Apr-2003                                           $   28,567                  $   24,224
May-2003                                           $   31,929                  $   26,698
Jun-2003                                           $   33,098                  $   27,149
Jul-2003                                           $   35,438                  $   28,503
Aug-2003                                           $   37,277                  $   29,587
Sep-2003                                           $   36,987                  $   29,246
Oct-2003                                           $   40,704                  $   31,630
Nov-2003                                           $   42,399                  $   32,845

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     46.33     16.62  15.54

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of a fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                    THE U.S. SMALL CAP SERIES     RUSSELL 2000 INDEX
Nov-1993                                           $   10,000             $   10,000
Dec-1993                                           $   10,287             $   10,342
Jan-1994                                           $   10,606             $   10,666
Feb-1994                                           $   10,523             $   10,627
Mar-1994                                           $   10,019             $   10,067
Apr-1994                                           $   10,040             $   10,127
May-1994                                           $    9,989             $   10,013
Jun-1994                                           $    9,701             $    9,676
Jul-1994                                           $    9,845             $    9,834
Aug-1994                                           $   10,317             $   10,382
Sep-1994                                           $   10,369             $   10,347
Oct-1994                                           $   10,410             $   10,306
Nov-1994                                           $   10,059             $    9,889
Dec-1994                                           $   10,185             $   10,154
Jan-1995                                           $   10,253             $   10,026
Feb-1995                                           $   10,589             $   10,443
Mar-1995                                           $   10,790             $   10,622
Apr-1995                                           $   11,148             $   10,858
May-1995                                           $   11,372             $   11,045
Jun-1995                                           $   11,955             $   11,618
Jul-1995                                           $   12,695             $   12,287
Aug-1995                                           $   13,064             $   12,541
Sep-1995                                           $   13,299             $   12,766
Oct-1995                                           $   12,616             $   12,195
Nov-1995                                           $   12,993             $   12,707
Dec-1995                                           $   13,302             $   13,043
Jan-1996                                           $   13,339             $   13,028
Feb-1996                                           $   13,791             $   13,435
Mar-1996                                           $   14,096             $   13,713
Apr-1996                                           $   15,036             $   14,447
May-1996                                           $   15,818             $   15,016
Jun-1996                                           $   15,097             $   14,399
Jul-1996                                           $   13,839             $   13,142
Aug-1996                                           $   14,657             $   13,905
Sep-1996                                           $   15,122             $   14,449
Oct-1996                                           $   14,903             $   14,226
Nov-1996                                           $   15,484             $   14,813
Dec-1996                                           $   15,716             $   15,201
Jan-1997                                           $   16,238             $   15,505
Feb-1997                                           $   15,900             $   15,129
Mar-1997                                           $   15,155             $   14,415
Apr-1997                                           $   14,985             $   14,456
May-1997                                           $   16,689             $   16,065
Jun-1997                                           $   17,548             $   16,754
Jul-1997                                           $   18,590             $   17,533
Aug-1997                                           $   19,280             $   17,934
Sep-1997                                           $   20,772             $   19,247
Oct-1997                                           $   19,871             $   18,402
Nov-1997                                           $   19,583             $   18,283
Dec-1997                                           $   19,583             $   18,603
Jan-1998                                           $   19,367             $   18,309
Feb-1998                                           $   20,789             $   19,662
Mar-1998                                           $   21,654             $   20,472
Apr-1998                                           $   21,963             $   20,584
May-1998                                           $   20,821             $   19,475
Jun-1998                                           $   20,542             $   19,516
Jul-1998                                           $   18,967             $   17,935
Aug-1998                                           $   15,075             $   14,452
Sep-1998                                           $   16,017             $   15,584
Oct-1998                                           $   16,728             $   16,219
Nov-1998                                           $   17,827             $   17,069
Dec-1998                                           $   18,574             $   18,126
Jan-1999                                           $   18,882             $   18,367
Feb-1999                                           $   17,270             $   16,879
Mar-1999                                           $   17,116             $   17,142
Apr-1999                                           $   18,677             $   18,678
May-1999                                           $   19,415             $   18,951
Jun-1999                                           $   20,564             $   19,808
Jul-1999                                           $   20,393             $   19,265
Aug-1999                                           $   19,861             $   18,552
Sep-1999                                           $   19,758             $   18,556
Oct-1999                                           $   19,535             $   18,632
Nov-1999                                           $   21,146             $   19,744
Dec-1999                                           $   23,371             $   21,979
Jan-2000                                           $   23,352             $   21,626
Feb-2000                                           $   27,261             $   25,196
Mar-2000                                           $   26,092             $   23,535
Apr-2000                                           $   24,041             $   22,119
May-2000                                           $   22,776             $   20,829
Jun-2000                                           $   25,113             $   22,645
Jul-2000                                           $   24,423             $   21,916
Aug-2000                                           $   26,435             $   23,588
Sep-2000                                           $   25,917             $   22,895
Oct-2000                                           $   24,787             $   21,874
Nov-2000                                           $   22,516             $   19,627
Dec-2000                                           $   24,025             $   21,313
Jan-2001                                           $   26,125             $   22,424
Feb-2001                                           $   24,390             $   20,953
Mar-2001                                           $   23,295             $   19,928
Apr-2001                                           $   25,121             $   21,487
May-2001                                           $   26,307             $   22,015
Jun-2001                                           $   27,630             $   22,775
Jul-2001                                           $   26,603             $   21,543
Aug-2001                                           $   25,804             $   20,847
Sep-2001                                           $   22,153             $   18,041
Oct-2001                                           $   23,613             $   19,096
Nov-2001                                           $   25,462             $   20,574
Dec-2001                                           $   27,163             $   21,844
Jan-2002                                           $   26,975             $   21,616
Feb-2002                                           $   26,277             $   21,024
Mar-2002                                           $   28,513             $   22,715
Apr-2002                                           $   28,607             $   22,921
May-2002                                           $   27,397             $   21,904
Jun-2002                                           $   26,000             $   20,817
Jul-2002                                           $   22,271             $   17,674
Aug-2002                                           $   22,294             $   17,628
Sep-2002                                           $   20,617             $   16,362
Oct-2002                                           $   21,409             $   16,887
Nov-2002                                           $   23,318             $   18,394
Dec-2002                                           $   22,036             $   17,369
Jan-2003                                           $   21,448             $   16,888
Feb-2003                                           $   20,765             $   16,378
Mar-2003                                           $   20,977             $   16,589
Apr-2003                                           $   23,094             $   18,162
May-2003                                           $   25,680             $   20,111
Jun-2003                                           $   26,387             $   20,475
Jul-2003                                           $   28,057             $   21,756
Aug-2003                                           $   29,468             $   22,753
Sep-2003                                           $   29,020             $   22,332
Oct-2003                                           $   31,560             $   24,208
Nov-2003                                           $   32,720             $   25,067

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     40.32     12.91  12.59

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
  STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. MICRO CAP SERIES VS.
CRSP 9-10 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2003

GROWTH OF $10,000

                                     THE U.S. MICRO CAP SERIES     CRSP 9-10 INDEX
Nov-1997                                            $   10,000          $   10,000
Nov-1997                                            $   10,000          $   10,000
Dec-1997                                            $    9,826          $    9,850
Jan-1998                                            $    9,776          $    9,829
Feb-1998                                            $   10,416          $   10,458
Mar-1998                                            $   10,916          $   10,990
Apr-1998                                            $   11,106          $   11,291
May-1998                                            $   10,556          $   10,689
Jun-1998                                            $   10,346          $   10,338
Jul-1998                                            $    9,656          $    9,702
Aug-1998                                            $    7,715          $    7,603
Sep-1998                                            $    8,005          $    7,874
Oct-1998                                            $    8,295          $    8,177
Nov-1998                                            $    8,919          $    8,868
Dec-1998                                            $    9,156          $    9,068
Jan-1999                                            $    9,413          $    9,580
Feb-1999                                            $    8,767          $    8,960
Mar-1999                                            $    8,444          $    8,714
Apr-1999                                            $    9,247          $    9,508
May-1999                                            $    9,603          $    9,820
Jun-1999                                            $   10,149          $   10,191
Jul-1999                                            $   10,249          $   10,369
Aug-1999                                            $   10,060          $   10,103
Sep-1999                                            $    9,837          $    9,951
Oct-1999                                            $    9,760          $    9,746
Nov-1999                                            $   10,710          $   10,771
Dec-1999                                            $   11,929          $   11,987
Jan-2000                                            $   12,644          $   12,778
Feb-2000                                            $   15,626          $   14,703
Mar-2000                                            $   14,457          $   13,972
Apr-2000                                            $   12,658          $   12,686
May-2000                                            $   11,641          $   11,905
Jun-2000                                            $   13,236          $   12,667
Jul-2000                                            $   12,810          $   12,498
Aug-2000                                            $   14,005          $   13,308
Sep-2000                                            $   13,702          $   12,902
Oct-2000                                            $   12,741          $   11,897
Nov-2000                                            $   11,334          $   10,541
Dec-2000                                            $   11,552          $   10,385
Jan-2001                                            $   13,141          $   13,054
Feb-2001                                            $   12,223          $   11,691
Mar-2001                                            $   11,639          $   10,972
Apr-2001                                            $   12,505          $   11,650
May-2001                                            $   13,706          $   12,819
Jun-2001                                            $   14,201          $   13,133
Jul-2001                                            $   13,847          $   12,779
Aug-2001                                            $   13,441          $   12,390
Sep-2001                                            $   11,728          $   10,824
Oct-2001                                            $   12,488          $   11,797
Nov-2001                                            $   13,337          $   12,883
Dec-2001                                            $   14,234          $   13,938
Jan-2002                                            $   14,398          $   14,061
Feb-2002                                            $   13,999          $   13,379
Mar-2002                                            $   15,249          $   14,603
Apr-2002                                            $   15,629          $   14,656
May-2002                                            $   15,195          $   14,240
Jun-2002                                            $   14,669          $   13,731
Jul-2002                                            $   12,551          $   11,766
Aug-2002                                            $   12,478          $   11,625
Sep-2002                                            $   11,644          $   10,699
Oct-2002                                            $   11,952          $   11,155
Nov-2002                                            $   12,941          $   12,832
Dec-2002                                            $   12,403          $   11,972
Jan-2003                                            $   12,125          $   11,900
Feb-2003                                            $   11,774          $   11,571
Mar-2003                                            $   11,922          $   11,762
Apr-2003                                            $   13,031          $   13,037
May-2003                                            $   14,546          $   14,962
Jun-2003                                            $   15,193          $   15,766
Jul-2003                                            $   16,321          $   17,060
Aug-2003                                            $   17,098          $   17,909
Sep-2003                                            $   17,116          $   18,262
Oct-2003                                            $   18,651          $   19,816
Nov-2003                                            $   19,456          $   20,665

ANNUALIZED            ONE     FIVE           FROM
TOTAL RETURN (%)     YEAR     YEARS   NOVEMBER 28, 1997
-------------------------------------------------------
                     50.34     16.88       11.72

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                          THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994                                          $   10,000                       $   10,000
Feb-1994                                          $   10,100                       $   10,000
Mar-1994                                          $    9,830                       $    9,569
Apr-1994                                          $   10,161                       $    9,975
May-1994                                          $   10,221                       $    9,918
Jun-1994                                          $   10,341                       $   10,058
Jul-1994                                          $   10,543                       $   10,155
Aug-1994                                          $   10,704                       $   10,396
Sep-1994                                          $   10,331                       $   10,068
Oct-1994                                          $   10,764                       $   10,404
Nov-1994                                          $   10,200                       $    9,903
Dec-1994                                          $   10,261                       $    9,966
Jan-1995                                          $    9,854                       $    9,583
Feb-1995                                          $    9,834                       $    9,556
Mar-1995                                          $   10,415                       $   10,152
Apr-1995                                          $   10,740                       $   10,533
May-1995                                          $   10,678                       $   10,408
Jun-1995                                          $   10,567                       $   10,225
Jul-1995                                          $   11,162                       $   10,862
Aug-1995                                          $   10,783                       $   10,448
Sep-1995                                          $   10,847                       $   10,652
Oct-1995                                          $   10,641                       $   10,365
Nov-1995                                          $   10,934                       $   10,653
Dec-1995                                          $   11,464                       $   11,083
Jan-1996                                          $   11,579                       $   11,128
Feb-1996                                          $   11,652                       $   11,166
Mar-1996                                          $   11,815                       $   11,404
Apr-1996                                          $   12,276                       $   11,736
May-1996                                          $   12,160                       $   11,520
Jun-1996                                          $   12,204                       $   11,584
Jul-1996                                          $   11,877                       $   11,246
Aug-1996                                          $   11,929                       $   11,271
Sep-1996                                          $   12,139                       $   11,570
Oct-1996                                          $   12,023                       $   11,452
Nov-1996                                          $   12,558                       $   11,908
Dec-1996                                          $   12,393                       $   11,755
Jan-1997                                          $   11,979                       $   11,343
Feb-1997                                          $   12,088                       $   11,529
Mar-1997                                          $   12,133                       $   11,571
Apr-1997                                          $   12,068                       $   11,632
May-1997                                          $   12,984                       $   12,389
Jun-1997                                          $   13,547                       $   13,072
Jul-1997                                          $   13,734                       $   13,284
Aug-1997                                          $   12,833                       $   12,291
Sep-1997                                          $   13,305                       $   12,980
Oct-1997                                          $   12,608                       $   11,983
Nov-1997                                          $   12,075                       $   11,861
Dec-1997                                          $   12,026                       $   11,964
Jan-1998                                          $   12,753                       $   12,511
Feb-1998                                          $   13,591                       $   13,314
Mar-1998                                          $   14,191                       $   13,724
Apr-1998                                          $   14,235                       $   13,832
May-1998                                          $   14,369                       $   13,764
Jun-1998                                          $   14,230                       $   13,869
Jul-1998                                          $   14,388                       $   14,009
Aug-1998                                          $   12,506                       $   12,273
Sep-1998                                          $   11,833                       $   11,898
Oct-1998                                          $   13,012                       $   13,138
Nov-1998                                          $   13,583                       $   13,810
Dec-1998                                          $   13,848                       $   14,356
Jan-1999                                          $   13,574                       $   14,313
Feb-1999                                          $   13,230                       $   13,972
Mar-1999                                          $   14,045                       $   14,555
Apr-1999                                          $   14,879                       $   15,144
May-1999                                          $   14,125                       $   14,364
Jun-1999                                          $   14,762                       $   14,924
Jul-1999                                          $   15,295                       $   15,368
Aug-1999                                          $   15,445                       $   15,425
Sep-1999                                          $   15,500                       $   15,580
Oct-1999                                          $   15,431                       $   16,157
Nov-1999                                          $   15,383                       $   16,717
Dec-1999                                          $   16,143                       $   18,219
Jan-2000                                          $   14,900                       $   17,062
Feb-2000                                          $   14,527                       $   17,521
Mar-2000                                          $   15,334                       $   18,201
Apr-2000                                          $   14,935                       $   17,243
May-2000                                          $   15,222                       $   16,822
Jun-2000                                          $   16,283                       $   17,480
Jul-2000                                          $   15,753                       $   16,748
Aug-2000                                          $   15,892                       $   16,894
Sep-2000                                          $   15,433                       $   16,071
Oct-2000                                          $   15,319                       $   15,692
Nov-2000                                          $   15,306                       $   15,103
Dec-2000                                          $   16,156                       $   15,639
Jan-2001                                          $   16,182                       $   15,631
Feb-2001                                          $   15,695                       $   14,459
Mar-2001                                          $   14,737                       $   13,495
Apr-2001                                          $   15,514                       $   14,433
May-2001                                          $   15,396                       $   13,923
Jun-2001                                          $   15,103                       $   13,354
Jul-2001                                          $   14,797                       $   13,111
Aug-2001                                          $   15,010                       $   12,779
Sep-2001                                          $   13,096                       $   11,484
Oct-2001                                          $   13,176                       $   11,778
Nov-2001                                          $   13,658                       $   12,213
Dec-2001                                          $   13,714                       $   12,285
Jan-2002                                          $   13,417                       $   11,633
Feb-2002                                          $   13,566                       $   11,714
Mar-2002                                          $   14,418                       $   12,348
Apr-2002                                          $   14,905                       $   12,429
May-2002                                          $   15,406                       $   12,587
Jun-2002                                          $   14,973                       $   12,086
Jul-2002                                          $   13,441                       $   10,893
Aug-2002                                          $   13,428                       $   10,868
Sep-2002                                          $   11,831                       $    9,701
Oct-2002                                          $   12,175                       $   10,222
Nov-2002                                          $   12,903                       $   10,686
Dec-2002                                          $   12,576                       $   10,327
Jan-2003                                          $   12,161                       $    9,896
Feb-2003                                          $   11,911                       $    9,670
Mar-2003                                          $   11,629                       $    9,480
Apr-2003                                          $   12,906                       $   10,409
May-2003                                          $   13,878                       $   11,040
Jun-2003                                          $   14,326                       $   11,307
Jul-2003                                          $   14,974                       $   11,581
Aug-2003                                          $   15,367                       $   11,860
Sep-2003                                          $   15,956                       $   12,225
Oct-2003                                          $   17,214                       $   12,987
Nov-2003                                          $   17,582                       $   13,276

ANNUALIZED            ONE     FIVE           FROM
TOTAL RETURN (%)     YEAR     YEARS   FEBRUARY 15, 1994
-------------------------------------------------------
                     36.26     5.30        5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-JAPAN
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                                         THE JAPANESE SMALL         CITIGROUP EXTENDED
                                             COMPANY SERIES         MARKET INDEX-JAPAN
8/9/96                                           $   10,000                 $   10,000
8/30/96                                          $   10,020                 $   10,000
9/30/96                                          $   10,070                 $   10,086
10/31/96                                         $    9,363                 $    9,440
11/30/96                                         $    9,074                 $    9,222
12/31/96                                         $    7,960                 $    8,296
1/31/97                                          $    7,184                 $    7,522
2/28/97                                          $    7,134                 $    7,518
3/31/97                                          $    6,617                 $    7,094
4/30/97                                          $    6,508                 $    7,090
5/31/97                                          $    7,593                 $    8,121
6/30/97                                          $    7,712                 $    8,362
7/31/97                                          $    6,837                 $    7,716
8/31/97                                          $    6,100                 $    6,913
9/30/97                                          $    5,175                 $    6,260
10/31/97                                         $    5,314                 $    6,233
11/30/97                                         $    4,388                 $    5,363
12/31/97                                         $    3,612                 $    4,635
1/31/98                                          $    4,617                 $    5,484
2/28/98                                          $    4,985                 $    5,672
3/31/98                                          $    4,537                 $    5,335
4/30/98                                          $    4,309                 $    5,172
5/31/98                                          $    4,120                 $    4,999
6/30/98                                          $    4,219                 $    5,055
7/31/98                                          $    4,180                 $    5,001
8/31/98                                          $    3,732                 $    4,623
9/30/98                                          $    3,523                 $    4,536
10/31/98                                         $    3,971                 $    5,143
11/30/98                                         $    4,299                 $    5,328
12/31/98                                         $    4,220                 $    5,503
1/31/99                                          $    4,319                 $    5,491
2/28/99                                          $    4,150                 $    5,321
3/31/99                                          $    4,637                 $    5,956
4/30/99                                          $    5,115                 $    6,239
5/31/99                                          $    4,886                 $    6,010
6/30/99                                          $    5,354                 $    6,469
7/31/99                                          $    5,613                 $    6,936
8/31/99                                          $    5,722                 $    7,248
9/30/99                                          $    5,732                 $    7,534
10/31/99                                         $    5,632                 $    7,529
11/30/99                                         $    5,314                 $    7,503
12/31/99                                         $    4,856                 $    7,263
1/31/2000                                        $    4,906                 $    7,207
2/29/2000                                        $    4,657                 $    6,948
3/31/2000                                        $    5,334                 $    7,500
4/30/2000                                        $    4,767                 $    6,939
5/31/2000                                        $    4,996                 $    7,016
6/30/2000                                        $    5,732                 $    7,758
7/31/2000                                        $    5,036                 $    6,774
8/31/2000                                        $    5,414                 $    7,318
9/30/2000                                        $    5,175                 $    7,025
10/31/2000                                       $    4,648                 $    6,438
11/30/2000                                       $    4,787                 $    6,420
12/31/2000                                       $    4,409                 $    5,966
1/31/2001                                        $    4,379                 $    5,896
2/28/2001                                        $    4,469                 $    5,807
3/31/2001                                        $    4,419                 $    5,649
4/30/2001                                        $    4,967                 $    6,259
5/31/2001                                        $    5,016                 $    6,300
6/30/2001                                        $    4,977                 $    6,092
7/31/2001                                        $    4,608                 $    5,711
8/31/2001                                        $    4,728                 $    5,719
9/30/2001                                        $    4,310                 $    5,314
10/31/2001                                       $    4,439                 $    5,359
11/30/2001                                       $    4,140                 $    5,118
12/31/2001                                       $    3,673                 $    4,648
1/31/2002                                        $    3,473                 $    4,333
2/28/2002                                        $    3,752                 $    4,561
3/31/2002                                        $    3,951                 $    4,786
4/30/2002                                        $    4,111                 $    5,047
5/31/2002                                        $    4,519                 $    5,551
6/30/2002                                        $    4,319                 $    5,355
7/31/2002                                        $    4,270                 $    5,170
8/31/2002                                        $    4,210                 $    5,079
9/30/2002                                        $    4,090                 $    4,921
10/31/2002                                       $    3,772                 $    4,557
11/30/2002                                       $    3,742                 $    4,584
12/31/2002                                       $    3,712                 $    4,549
1/31/2003                                        $    3,722                 $    4,457
2/28/2003                                        $    3,991                 $    4,650
3/31/2003                                        $    4,031                 $    4,631
4/30/2003                                        $    4,210                 $    4,759
5/31/2003                                        $    4,478                 $    4,953
6/30/2003                                        $    4,837                 $    5,321
7/31/2003                                        $    4,896                 $    5,400
8/31/2003                                        $    5,324                 $    5,920
9/30/2003                                        $    5,672                 $    6,409
10/31/2003                                       $    5,901                 $    6,712
11/30/2003                                       $    5,533                 $    6,365

ANNUALIZED            ONE     FIVE         FROM
TOTAL RETURN (%)     YEAR     YEARS   AUGUST 9, 1996
----------------------------------------------------
                     47.86     5.07        -7.78

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets
Inc.

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-PAC RIM EX JAPAN
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                   THE PACIFIC RIM    CITIGROUP EXTENDED MARKET
              SMALL COMPANY SERIES       INDEX-PAC RIM EX JAPAN
8/9/96                  $   10,000                   $   10,000
8/30/96                 $   10,009                   $   10,000
9/30/96                 $   10,167                   $   10,212
10/31/96                $   10,276                   $   10,421
11/30/96                $   10,592                   $   11,086
12/31/96                $   10,344                   $   11,122
1/31/97                 $   10,563                   $   11,146
2/28/97                 $   11,156                   $   11,732
3/31/97                 $   10,661                   $   11,210
4/30/97                 $   10,414                   $   10,987
5/31/97                 $   10,800                   $   11,438
6/30/97                 $   10,899                   $   11,592
7/31/97                 $   10,850                   $   11,593
8/31/97                 $   10,246                   $   10,747
9/30/97                 $    9,791                   $   10,476
10/31/97                $    7,415                   $    7,981
11/30/97                $    6,593                   $    7,328
12/31/97                $    6,009                   $    7,042
1/31/98                 $    5,385                   $    6,313
2/28/98                 $    6,851                   $    7,431
3/31/98                 $    6,623                   $    7,177
4/30/98                 $    6,009                   $    6,802
5/31/98                 $    5,237                   $    6,087
6/30/98                 $    4,484                   $    5,444
7/31/98                 $    4,188                   $    5,295
8/31/98                 $    3,534                   $    4,440
9/30/98                 $    3,772                   $    4,986
10/31/98                $    4,435                   $    5,773
11/30/98                $    5,039                   $    6,210
12/31/98                $    4,891                   $    6,039
1/31/99                 $    4,881                   $    5,968
2/28/99                 $    4,673                   $    5,944
3/31/99                 $    4,851                   $    6,347
4/30/99                 $    6,118                   $    7,289
5/31/99                 $    6,504                   $    7,009
6/30/99                 $    7,811                   $    7,639
7/31/99                 $    7,603                   $    7,623
8/31/99                 $    7,514                   $    7,495
9/30/99                 $    7,396                   $    7,415
10/31/99                $    7,396                   $    7,269
11/30/99                $    7,802                   $    7,696
12/31/99                $    8,366                   $    8,183
1/31/2000               $    8,187                   $    7,674
2/29/2000               $    8,316                   $    7,424
3/31/2000               $    8,247                   $    7,578
4/30/2000               $    7,386                   $    7,049
5/31/2000               $    6,822                   $    6,627
6/30/2000               $    7,425                   $    7,509
7/31/2000               $    7,386                   $    7,489
8/31/2000               $    7,495                   $    7,703
9/30/2000               $    6,822                   $    7,025
10/31/2000              $    6,515                   $    6,674
11/30/2000              $    6,614                   $    6,717
12/31/2000              $    6,841                   $    7,097
1/31/2001               $    7,019                   $    7,275
2/28/2001               $    6,969                   $    7,195
3/31/2001               $    6,256                   $    6,413
4/30/2001               $    6,603                   $    6,881
5/31/2001               $    6,890                   $    7,087
6/30/2001               $    7,039                   $    7,369
7/31/2001               $    6,801                   $    6,988
8/31/2001               $    6,860                   $    7,019
9/30/2001               $    5,979                   $    6,243
10/31/2001              $    6,435                   $    6,763
11/30/2001              $    6,801                   $    7,352
12/31/2001              $    6,890                   $    7,498
1/31/2002               $    7,227                   $    7,877
2/28/2002               $    7,296                   $    8,088
3/31/2002               $    7,613                   $    8,594
4/30/2002               $    7,663                   $    8,396
5/31/2002               $    8,098                   $    8,723
6/30/2002               $    7,840                   $    8,393
7/31/2002               $    7,375                   $    7,940
8/31/2002               $    7,514                   $    8,075
9/30/2002               $    7,009                   $    7,352
10/31/2002              $    7,227                   $    7,530
11/30/2002              $    7,296                   $    7,842
12/31/2002              $    7,396                   $    7,697
1/31/2003               $    7,633                   $    7,956
2/28/2003               $    7,683                   $    7,901
3/31/2003               $    7,524                   $    7,729
4/30/2003               $    7,742                   $    8,309
5/31/2003               $    8,534                   $    9,096
6/30/2003               $    8,930                   $    9,602
7/31/2003               $    9,543                   $    9,950
8/31/2003               $   10,227                   $   10,513
9/30/2003               $   11,048                   $   10,999
10/31/2003              $   11,691                   $   11,873
11/30/2003              $   11,780                   $   12,016

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    61.45    18.27        2.27

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Pacific Rim ex Japan is courtesy of Citigroup Global Markets Inc.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE UNITED KINGDOM     CITIGROUP EXTENDED MARKET
            SMALL COMPANY SERIES          INDEX-UNITED KINGDOM
Aug-1996              $   10,000                    $   10,000
Aug-1996              $   10,240                    $   10,000
Sep-1996              $   10,320                    $   10,017
Oct-1996              $   10,819                    $   10,526
Nov-1996              $   11,130                    $   10,863
Dec-1996              $   11,549                    $   11,235
Jan-1997              $   11,410                    $   10,966
Feb-1997              $   11,800                    $   11,354
Mar-1997              $   11,880                    $   11,280
Apr-1997              $   11,690                    $   11,066
May-1997              $   11,630                    $   11,101
Jun-1997              $   11,511                    $   11,153
Jul-1997              $   11,141                    $   11,072
Aug-1997              $   11,431                    $   11,354
Sep-1997              $   11,841                    $   11,907
Oct-1997              $   12,262                    $   12,039
Nov-1997              $   12,132                    $   12,108
Dec-1997              $   12,012                    $   12,139
Jan-1998              $   12,081                    $   12,313
Feb-1998              $   12,541                    $   13,103
Mar-1998              $   13,581                    $   14,302
Apr-1998              $   13,631                    $   14,560
May-1998              $   14,141                    $   14,978
Jun-1998              $   13,631                    $   14,353
Jul-1998              $   12,630                    $   13,888
Aug-1998              $   11,370                    $   12,466
Sep-1998              $   10,850                    $   12,070
Oct-1998              $   10,610                    $   12,423
Nov-1998              $   10,531                    $   12,603
Dec-1998              $   10,720                    $   12,675
Jan-1999              $   10,900                    $   13,048
Feb-1999              $   11,260                    $   13,324
Mar-1999              $   11,930                    $   13,872
Apr-1999              $   12,731                    $   14,734
May-1999              $   12,661                    $   14,309
Jun-1999              $   12,981                    $   14,524
Jul-1999              $   13,821                    $   15,238
Aug-1999              $   14,271                    $   15,241
Sep-1999              $   14,012                    $   14,801
Oct-1999              $   13,832                    $   14,538
Nov-1999              $   14,402                    $   15,756
Dec-1999              $   15,272                    $   16,885
Jan-2000              $   15,723                    $   16,337
Feb-2000              $   15,392                    $   16,784
Mar-2000              $   15,172                    $   16,645
Apr-2000              $   13,883                    $   15,793
May-2000              $   13,302                    $   14,893
Jun-2000              $   14,413                    $   15,926
Jul-2000              $   14,513                    $   16,039
Aug-2000              $   14,793                    $   16,322
Sep-2000              $   14,822                    $   15,576
Oct-2000              $   14,142                    $   15,080
Nov-2000              $   13,511                    $   14,020
Dec-2000              $   14,611                    $   15,258
Jan-2001              $   14,910                    $   15,312
Feb-2001              $   14,271                    $   14,788
Mar-2001              $   13,161                    $   13,541
Apr-2001              $   13,841                    $   14,329
May-2001              $   14,042                    $   14,589
Jun-2001              $   13,522                    $   14,029
Jul-2001              $   13,142                    $   13,747
Aug-2001              $   13,563                    $   13,995
Sep-2001              $   11,523                    $   11,983
Oct-2001              $   12,043                    $   12,437
Nov-2001              $   12,853                    $   13,135
Dec-2001              $   13,383                    $   13,731
Jan-2002              $   13,023                    $   13,249
Feb-2002              $   13,153                    $   13,367
Mar-2002              $   13,813                    $   14,332
Apr-2002              $   14,424                    $   14,624
May-2002              $   14,584                    $   14,739
Jun-2002              $   14,003                    $   14,059
Jul-2002              $   12,994                    $   12,806
Aug-2002              $   13,013                    $   12,805
Sep-2002              $   11,912                    $   11,674
Oct-2002              $   11,853                    $   11,997
Nov-2002              $   12,253                    $   12,244
Dec-2002              $   12,224                    $   12,020
Jan-2003              $   11,934                    $   11,412
Feb-2003              $   11,534                    $   11,027
Mar-2003              $   11,434                    $   10,951
Apr-2003              $   12,515                    $   12,284
May-2003              $   14,015                    $   13,659
Jun-2003              $   14,815                    $   13,978
Jul-2003              $   15,405                    $   14,545
Aug-2003              $   16,055                    $   14,926
Sep-2003              $   16,686                    $   15,364
Oct-2003              $   17,636                    $   16,709
Nov-2003              $   17,726                    $   16,925

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    44.67    10.98         8.15

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-United
Kingdom is courtesy of Citigroup Global
Markets Inc.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-EUROPE EX UNITED KINGDOM
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE CONTINENTAL SMALL         CITIGROUP EXTENDED MARKET
                     COMPANY SERIES    INDEX-EUROPE EX UNITED KINGDOM
8/9/96                  $    10,000                        $   10,000
8/30/96                 $     9,900                        $   10,000
9/30/96                 $     9,761                        $    9,977
10/31/96                $     9,940                        $   10,032
11/30/96                $    10,128                        $   10,279
12/31/96                $    10,326                        $   10,461
1/31/97                 $    10,584                        $   10,657
2/28/97                 $    10,604                        $   10,763
3/31/97                 $    10,980                        $   11,103
4/30/97                 $    10,683                        $   10,873
5/31/97                 $    11,118                        $   11,420
6/30/97                 $   811,504                        $   11,807
7/31/97                 $    11,474                        $   11,955
8/31/97                 $    11,296                        $   11,487
9/30/97                 $    12,098                        $   12,326
10/31/97                $    11,752                        $   11,841
11/30/97                $    11,495                        $   11,785
12/31/97                $    11,585                        $   11,979
1/31/98                 $    12,011                        $   12,438
2/28/98                 $    12,912                        $   13,488
3/31/98                 $    14,140                        $   14,596
4/30/98                 $    14,704                        $   14,986
5/31/98                 $    15,486                        $   15,884
6/30/98                 $    15,080                        $   15,498
7/31/98                 $    15,139                        $   15,825
8/31/98                 $    13,565                        $   13,676
9/30/98                 $    12,922                        $   12,992
10/31/98                $    13,298                        $   13,757
11/30/98                $    13,783                        $   14,248
12/31/98                $    13,911                        $   14,758
1/31/99                 $    13,199                        $   14,459
2/28/99                 $    12,951                        $   13,941
3/31/99                 $    12,753                        $   13,824
4/30/99                 $    13,129                        $   14,277
5/31/99                 $    12,990                        $   14,013
6/30/99                 $    13,080                        $   14,221
7/31/99                 $    13,367                        $   14,514
8/31/99                 $    13,457                        $   14,737
9/30/99                 $    13,516                        $   14,630
10/31/99                $    13,317                        $   14,559
11/30/99                $    12,971                        $   14,881
12/31/99                $    13,585                        $   16,542
1/31/2000               $    13,356                        $   16,123
2/29/2000               $    14,227                        $   17,491
3/31/2000               $    14,267                        $   17,258
4/30/2000               $    13,544                        $   16,164
5/31/2000               $    13,950                        $   16,156
6/30/2000               $    14,494                        $   16,721
7/31/2000               $    14,187                        $   16,556
8/31/2000               $    14,207                        $   16,619
9/30/2000               $    13,930                        $   15,744
10/31/2000              $    13,306                        $   14,935
11/30/2000              $    13,315                        $   14,324
12/31/2000              $    14,226                        $   15,337
1/31/2001               $    14,621                        $   15,650
2/28/2001               $    14,384                        $   14,820
3/31/2001               $    13,255                        $   13,331
4/30/2001               $    13,740                        $   14,066
5/31/2001               $    13,573                        $   13,663
6/30/2001               $    13,167                        $   12,994
7/31/2001               $    13,345                        $   12,926
8/31/2001               $    13,443                        $   12,750
9/30/2001               $    11,731                        $   10,766
10/31/2001              $    12,077                        $   11,378
11/30/2001              $    12,591                        $   12,061
12/31/2001              $    12,699                        $   12,207
1/31/2002               $    12,710                        $   12,020
2/28/2002               $    12,898                        $   12,144
3/31/2002               $    13,561                        $   12,975
4/30/2002               $    14,104                        $   13,182
5/31/2002               $    14,669                        $   13,492
6/30/2002               $    14,669                        $   13,130
7/31/2002               $    13,520                        $   11,589
8/31/2002               $    13,342                        $   11,427
9/30/2002               $    11,946                        $    9,930
10/31/2002              $    12,313                        $   10,607
11/30/2002              $    12,996                        $   11,277
12/31/2002              $    13,234                        $   11,061
1/31/2003               $    13,145                        $   10,769
2/28/2003               $    12,759                        $   10,312
3/31/2003               $    12,680                        $   10,277
4/30/2003               $    14,263                        $   11,661
5/31/2003               $    15,718                        $   12,676
6/30/2003               $    15,976                        $   12,856
7/31/2003               $    16,540                        $   13,358
8/31/2003               $    16,906                        $   13,747
9/30/2003               $    17,776                        $   14,298
10/31/2003              $    18,875                        $   15,324
11/30/2003              $    19,865                        $   16,123

ANNUALIZED          ONE      FIVE         FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    52.85    7.37          9.85

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Europe ex United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 25, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                                               MSCI EMERGING MARKETS
              THE EMERGING MARKETS SERIES    FREE INDEX (PRICE-ONLY)
4/25/94                        $   10,000                 $   10,000
4/30/94                        $    9,850                 $   10,000
5/31/94                        $   10,175                 $   10,320
6/30/94                        $   10,057                 $   10,018
7/31/94                        $   10,805                 $   10,635
8/31/94                        $   11,780                 $   11,942
9/30/94                        $   11,908                 $   12,066
10/31/94                       $   11,564                 $   11,832
11/30/94                       $   11,200                 $   11,204
12/31/94                       $   10,392                 $   10,296
1/31/95                        $    9,427                 $    9,194
2/28/95                        $    9,378                 $    8,950
3/31/95                        $    9,791                 $    8,985
4/30/95                        $   10,274                 $    9,371
5/31/95                        $   11,003                 $    9,844
6/30/95                        $   11,072                 $    9,853
7/31/95                        $   11,515                 $   10,059
8/31/95                        $   11,082                 $    9,809
9/30/95                        $   10,875                 $    9,749
10/31/95                       $   10,510                 $    9,367
11/30/95                       $   10,466                 $    9,191
12/31/95                       $   10,783                 $    9,581
1/31/96                        $   11,947                 $   10,253
2/29/96                        $   11,698                 $   10,073
3/31/96                        $   11,798                 $   10,133
4/30/96                        $   12,136                 $   10,502
5/31/96                        $   12,136                 $   10,429
6/30/96                        $   12,236                 $   10,472
7/31/96                        $   11,191                 $    9,738
8/31/96                        $   11,509                 $    9,973
9/30/96                        $   11,757                 $   10,045
10/31/96                       $   11,499                 $    9,770
11/30/96                       $   11,907                 $    9,922
12/31/96                       $   12,066                 $    9,954
1/31/97                        $   13,300                 $   10,624
2/28/97                        $   13,469                 $   11,072
3/31/97                        $   13,090                 $   10,754
4/30/97                        $   12,582                 $   10,735
5/31/97                        $   13,209                 $   11,014
6/30/97                        $   13,756                 $   11,580
7/31/97                        $   13,775                 $   11,729
8/31/97                        $   11,767                 $   10,223
9/30/97                        $   12,254                 $   10,490
10/31/97                       $   10,444                 $    8,760
11/30/97                       $    9,897                 $    8,435
12/31/97                       $    9,817                 $    8,619
1/31/98                        $    9,639                 $    7,936
2/28/98                        $   10,583                 $    8,760
3/31/98                        $   10,952                 $    9,111
4/30/98                        $   10,783                 $    8,994
5/31/98                        $    9,540                 $    7,734
6/30/98                        $    8,694                 $    6,907
7/31/98                        $    9,053                 $    7,101
8/31/98                        $    6,765                 $    5,022
9/30/98                        $    6,775                 $    5,326
10/31/98                       $    7,880                 $    5,880
11/30/98                       $    8,675                 $    6,363
12/31/98                       $    8,924                 $    6,247
1/31/99                        $    8,706                 $    6,142
2/28/99                        $    8,795                 $    6,197
3/31/99                        $    9,591                 $    6,994
4/30/99                        $   11,302                 $    7,849
5/31/99                        $   11,292                 $    7,779
6/30/99                        $   12,397                 $    8,646
7/31/99                        $   12,208                 $    8,398
8/31/99                        $   12,158                 $    8,468
9/30/99                        $   11,761                 $    8,171
10/31/99                       $   12,218                 $    8,338
11/30/99                       $   13,342                 $    9,082
12/31/99                       $   15,372                 $   10,226
1/31/2000                      $   15,133                 $   10,267
2/29/2000                      $   14,735                 $   10,399
3/31/2000                      $   14,825                 $   10,433
4/30/2000                      $   13,870                 $    9,430
5/31/2000                      $   13,105                 $    9,020
6/30/2000                      $   13,373                 $    9,308
7/31/2000                      $   12,587                 $    8,819
8/31/2000                      $   12,727                 $    8,849
9/30/2000                      $   11,812                 $    8,065
10/31/2000                     $   11,065                 $    7,477
11/30/2000                     $   10,369                 $    6,819
12/31/2000                     $   10,926                 $    6,974
1/31/2001                      $   12,050                 $    7,919
2/28/2001                      $   10,966                 $    7,293
3/31/2001                      $    9,881                 $    6,543
4/30/2001                      $   10,319                 $    6,847
5/31/2001                      $   10,389                 $    6,907
6/30/2001                      $   10,170                 $    6,747
7/31/2001                      $    9,822                 $    6,303
8/31/2001                      $    9,912                 $    6,230
9/30/2001                      $    8,289                 $    5,253
10/31/2001                     $    8,538                 $    5,576
11/30/2001                     $    9,483                 $    6,152
12/31/2001                     $   10,219                 $    6,632
1/31/2002                      $   10,786                 $    6,848
2/28/2002                      $   10,647                 $    6,953
3/31/2002                      $   11,105                 $    7,343
4/30/2002                      $   11,224                 $    7,372
5/31/2002                      $   10,936                 $    7,235
6/30/2002                      $   10,110                 $    6,681
7/31/2002                      $    9,623                 $    6,156
8/31/2002                      $    9,653                 $    6,245
9/30/2002                      $    8,637                 $    5,560
10/31/2002                     $    8,996                 $    5,916
11/30/2002                     $    9,682                 $    6,317
12/31/2002                     $    9,294                 $    6,102
1/31/2003                      $    9,284                 $    6,068
2/28/2003                      $    9,144                 $    5,877
3/31/2003                      $    8,995                 $    5,688
4/30/2003                      $   10,210                 $    6,166
5/31/2003                      $   10,956                 $    6,590
6/30/2003                      $   11,384                 $    6,950
7/31/2003                      $   11,613                 $    7,367
8/31/2003                      $   12,141                 $    7,845
9/30/2003                      $   12,688                 $    7,889
10/31/2003                     $   13,653                 $    8,547
11/30/2003                     $   13,524                 $    8,635

ANNUALIZED          ONE      FIVE         FROM
TOTAL RETURN (%)    YEAR     YEARS    APRIL 25, 1994
----------------------------------------------------
                    39.68     9.18        3.19

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE EMERGING MARKETS      MSCI EMERGING MARKETS
                  SMALL CAP SERIES    FREE INDEX (PRICE-ONLY)
12/2/96                 $   10,000                 $   10,000
12/31/96                $    9,880                 $   10,000
1/31/97                 $   10,880                 $   10,673
2/28/97                 $   11,138                 $   11,122
3/31/97                 $   10,692                 $   10,803
4/30/97                 $   10,088                 $   10,785
5/31/97                 $   10,247                 $   11,064
6/30/97                 $   10,652                 $   11,633
7/31/97                 $   10,692                 $   11,783
8/31/97                 $    9,296                 $   10,270
9/30/97                 $    9,483                 $   10,538
10/31/97                $    8,424                 $    8,800
11/30/97                $    7,849                 $    8,474
12/31/97                $    7,612                 $    8,658
1/31/98                 $    6,909                 $    7,973
2/28/98                 $    7,216                 $    8,800
3/31/98                 $    7,562                 $    9,152
4/30/98                 $    7,790                 $    9,035
5/31/98                 $    7,344                 $    7,769
6/30/98                 $    6,869                 $    6,939
7/31/98                 $    7,057                 $    7,134
8/31/98                 $    5,404                 $    5,045
9/30/98                 $    5,187                 $    5,350
10/31/98                $    5,850                 $    5,907
11/30/98                $    6,622                 $    6,392
12/31/98                $    6,840                 $    6,276
1/31/99                 $    6,543                 $    6,170
2/28/99                 $    6,543                 $    6,225
3/31/99                 $    7,177                 $    7,026
4/30/99                 $    8,721                 $    7,885
5/31/99                 $    9,028                 $    7,815
6/30/99                 $   10,157                 $    8,686
7/31/99                 $   10,098                 $    8,436
8/31/99                 $   10,296                 $    8,507
9/30/99                 $   10,167                 $    8,209
10/31/99                $   10,514                 $    8,376
11/30/99                $   11,355                 $    9,124
12/31/99                $   12,780                 $   10,273
1/31/2000               $   13,037                 $   10,314
2/29/2000               $   12,858                 $   10,447
3/31/2000               $   12,818                 $   10,481
4/30/2000               $   11,887                 $    9,473
5/31/2000               $   11,224                 $    9,061
6/30/2000               $   11,204                 $    9,351
7/31/2000               $   10,838                 $    8,859
8/31/2000               $   10,797                 $    8,890
9/30/2000               $   10,115                 $    8,102
10/31/2000              $    9,313                 $    7,511
11/30/2000              $    8,709                 $    6,850
12/31/2000              $    8,719                 $    7,006
1/31/2001               $    9,204                 $    7,955
2/28/2001               $    8,640                 $    7,326
3/31/2001               $    7,917                 $    6,573
4/30/2001               $    8,126                 $    6,879
5/31/2001               $    8,215                 $    6,939
6/30/2001               $    8,225                 $    6,778
7/31/2001               $    8,076                 $    6,332
8/31/2001               $    8,027                 $    6,259
9/30/2001               $    6,790                 $    5,277
10/31/2001              $    7,136                 $    5,601
11/30/2001              $    7,878                 $    6,180
12/31/2001              $    8,492                 $    6,662
1/31/2002               $    9,145                 $    6,879
2/28/2002               $    9,046                 $    6,984
3/31/2002               $    9,621                 $    7,376
4/30/2002               $    9,888                 $    7,406
5/31/2002               $    9,819                 $    7,268
6/30/2002               $    9,176                 $    6,711
7/31/2002               $    8,750                 $    6,184
8/31/2002               $    8,858                 $    6,273
9/30/2002               $    7,849                 $    5,585
10/31/2002              $    8,175                 $    5,943
11/30/2002              $    8,809                 $    6,346
12/31/2002              $    8,522                 $    6,130
1/31/2003               $    8,680                 $    6,095
2/28/2003               $    8,581                 $    5,903
3/31/2003               $    8,522                 $    5,714
4/30/2003               $    9,620                 $    6,195
5/31/2003               $   10,352                 $    6,620
6/30/2003               $   10,798                 $    6,982
7/31/2003               $   11,025                 $    7,400
8/31/2003               $   11,688                 $    7,881
9/30/2003               $   12,133                 $    7,925
10/31/2003              $   13,192                 $    8,586
11/30/2003              $   13,460                 $    8,674

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    DECEMBER 2, 1996
-------------------------------------------------------
                    52.80    15.01          4.34

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

               THE DFA ONE-YEAR                 THREE-MONTH
            FIXED INCOME SERIES    U.S. TREASURY BILL INDEX
Nov-1993             $   10,000                  $   10,000
Dec-1993             $   10,034                  $   10,030
Jan-1994             $   10,084                  $   10,059
Feb-1994             $   10,066                  $   10,078
Mar-1994             $   10,063                  $   10,107
Apr-1994             $   10,058                  $   10,133
May-1994             $   10,079                  $   10,163
Jun-1994             $   10,113                  $   10,205
Jul-1994             $   10,173                  $   10,242
Aug-1994             $   10,213                  $   10,277
Sep-1994             $   10,230                  $   10,315
Oct-1994             $   10,264                  $   10,360
Nov-1994             $   10,259                  $   10,401
Dec-1994             $   10,291                  $   10,453
Jan-1995             $   10,388                  $   10,505
Feb-1995             $   10,487                  $   10,556
Mar-1995             $   10,552                  $   10,610
Apr-1995             $   10,622                  $   10,660
May-1995             $   10,735                  $   10,715
Jun-1995             $   10,796                  $   10,770
Jul-1995             $   10,854                  $   10,821
Aug-1995             $   10,909                  $   10,875
Sep-1995             $   10,958                  $   10,923
Oct-1995             $   11,016                  $   10,975
Nov-1995             $   11,069                  $   11,024
Dec-1995             $   11,122                  $   11,085
Jan-1996             $   11,173                  $   11,136
Feb-1996             $   11,218                  $   11,180
Mar-1996             $   11,269                  $   11,222
Apr-1996             $   11,308                  $   11,270
May-1996             $   11,346                  $   11,319
Jun-1996             $   11,408                  $   11,366
Jul-1996             $   11,461                  $   11,417
Aug-1996             $   11,517                  $   11,468
Sep-1996             $   11,587                  $   11,522
Oct-1996             $   11,671                  $   11,572
Nov-1996             $   11,741                  $   11,622
Dec-1996             $   11,779                  $   11,673
Jan-1997             $   11,838                  $   11,726
Feb-1997             $   11,887                  $   11,772
Mar-1997             $   11,908                  $   11,822
Apr-1997             $   11,987                  $   11,878
May-1997             $   12,046                  $   11,939
Jun-1997             $   12,118                  $   11,983
Jul-1997             $   12,202                  $   12,037
Aug-1997             $   12,239                  $   12,089
Sep-1997             $   12,312                  $   12,144
Oct-1997             $   12,385                  $   12,197
Nov-1997             $   12,423                  $   12,244
Dec-1997             $   12,491                  $   12,297
Jan-1998             $   12,566                  $   12,355
Feb-1998             $   12,618                  $   12,399
Mar-1998             $   12,685                  $   12,457
Apr-1998             $   12,733                  $   12,513
May-1998             $   12,804                  $   12,566
Jun-1998             $   12,854                  $   12,619
Jul-1998             $   12,929                  $   12,674
Aug-1998             $   12,988                  $   12,733
Sep-1998             $   13,049                  $   12,797
Oct-1998             $   13,098                  $   12,847
Nov-1998             $   13,156                  $   12,890
Dec-1998             $   13,222                  $   12,941
Jan-1999             $   13,275                  $   12,988
Feb-1999             $   13,315                  $   13,026
Mar-1999             $   13,374                  $   13,079
Apr-1999             $   13,432                  $   13,126
May-1999             $   13,461                  $   13,177
Jun-1999             $   13,518                  $   13,233
Jul-1999             $   13,563                  $   13,287
Aug-1999             $   13,597                  $   13,340
Sep-1999             $   13,672                  $   13,400
Oct-1999             $   13,722                  $   13,452
Nov-1999             $   13,790                  $   13,506
Dec-1999             $   13,843                  $   13,567
Jan-2000             $   13,871                  $   13,625
Feb-2000             $   13,961                  $   13,685
Mar-2000             $   14,032                  $   13,756
Apr-2000             $   14,083                  $   13,821
May-2000             $   14,139                  $   13,905
Jun-2000             $   14,254                  $   13,965
Jul-2000             $   14,339                  $   14,028
Aug-2000             $   14,428                  $   14,101
Sep-2000             $   14,534                  $   14,176
Oct-2000             $   14,609                  $   14,249
Nov-2000             $   14,700                  $   14,328
Dec-2000             $   14,788                  $   14,407
Jan-2001             $   14,891                  $   14,502
Feb-2001             $   14,964                  $   14,557
Mar-2001             $   15,023                  $   14,624
Apr-2001             $   15,098                  $   14,688
May-2001             $   15,152                  $   14,745
Jun-2001             $   15,201                  $   14,788
Jul-2001             $   15,289                  $   14,837
Aug-2001             $   15,359                  $   14,886
Sep-2001             $   15,519                  $   14,950
Oct-2001             $   15,615                  $   14,989
Nov-2001             $   15,629                  $   15,022
Dec-2001             $   15,660                  $   15,046
Jan-2002             $   15,692                  $   15,068
Feb-2002             $   15,750                  $   15,088
Mar-2002             $   15,693                  $   15,110
Apr-2002             $   15,792                  $   15,135
May-2002             $   15,858                  $   15,159
Jun-2002             $   15,941                  $   15,182
Jul-2002             $   16,054                  $   15,204
Aug-2002             $   16,104                  $   15,226
Sep-2002             $   16,152                  $   15,250
Oct-2002             $   16,201                  $   15,273
Nov-2002             $   16,186                  $   15,297
Dec-2002             $   16,288                  $   15,316
Jan-2003             $   16,304                  $   15,331
Feb-2003             $   16,351                  $   15,345
Mar-2003             $   16,378                  $   15,363
Apr-2003             $   16,414                  $   15,377
May-2003             $   16,453                  $   15,392
Jun-2003             $   16,473                  $   15,414
Jul-2003             $   16,427                  $   15,425
Aug-2003             $   16,443                  $   15,437
Sep-2003             $   16,527                  $   15,453
Oct-2003             $   16,498                  $   15,465
Nov-2003             $   16,504                  $   15,477

ANNUALIZED          ONE     FIVE      TEN
TOTAL RETURN (%)    YEAR    YEARS    YEARS
------------------------------------------
                    1.97     4.64     5.14

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                      THE DFA TWO-YEAR        MERRILL LYNCH 1-3 YEAR
            GLOBAL FIXED INCOME SERIES    GOVERNMENT/CORPORATE INDEX
Feb-1996                    $   10,000                    $   10,000
Feb-1996                    $   10,000                    $   10,000
Mar-1996                    $   10,047                    $    9,993
Apr-1996                    $   10,097                    $   10,002
May-1996                    $   10,148                    $   10,023
Jun-1996                    $   10,188                    $   10,096
Jul-1996                    $   10,260                    $   10,137
Aug-1996                    $   10,361                    $   10,172
Sep-1996                    $   10,439                    $   10,265
Oct-1996                    $   10,531                    $   10,381
Nov-1996                    $   10,602                    $   10,461
Dec-1996                    $   10,647                    $   10,462
Jan-1997                    $   10,720                    $   10,511
Feb-1997                    $   10,762                    $   10,536
Mar-1997                    $   10,766                    $   10,534
Apr-1997                    $   10,830                    $   10,620
May-1997                    $   10,904                    $   10,694
Jun-1997                    $   10,982                    $   10,767
Jul-1997                    $   11,036                    $   10,887
Aug-1997                    $   11,079                    $   10,898
Sep-1997                    $   11,149                    $   10,981
Oct-1997                    $   11,192                    $   11,061
Nov-1997                    $   11,236                    $   11,087
Dec-1997                    $   11,287                    $   11,163
Jan-1998                    $   11,378                    $   11,271
Feb-1998                    $   11,423                    $   11,282
Mar-1998                    $   11,490                    $   11,331
Apr-1998                    $   11,524                    $   11,385
May-1998                    $   11,593                    $   11,448
Jun-1998                    $   11,645                    $   11,507
Jul-1998                    $   11,704                    $   11,562
Aug-1998                    $   11,784                    $   11,698
Sep-1998                    $   11,854                    $   11,850
Oct-1998                    $   11,912                    $   11,902
Nov-1998                    $   11,965                    $   11,890
Dec-1998                    $   12,034                    $   11,936
Jan-1999                    $   12,093                    $   11,987
Feb-1999                    $   12,140                    $   11,935
Mar-1999                    $   12,207                    $   12,022
Apr-1999                    $   12,254                    $   12,064
May-1999                    $   12,278                    $   12,057
Jun-1999                    $   12,327                    $   12,094
Jul-1999                    $   12,351                    $   12,127
Aug-1999                    $   12,400                    $   12,159
Sep-1999                    $   12,467                    $   12,241
Oct-1999                    $   12,492                    $   12,277
Nov-1999                    $   12,544                    $   12,304
Dec-1999                    $   12,608                    $   12,326
Jan-2000                    $   12,633                    $   12,323
Feb-2000                    $   12,710                    $   12,406
Mar-2000                    $   12,767                    $   12,479
Apr-2000                    $   12,818                    $   12,508
May-2000                    $   12,857                    $   12,553
Jun-2000                    $   12,939                    $   12,690
Jul-2000                    $   13,005                    $   12,776
Aug-2000                    $   13,083                    $   12,874
Sep-2000                    $   13,176                    $   12,975
Oct-2000                    $   13,242                    $   13,036
Nov-2000                    $   13,333                    $   13,164
Dec-2000                    $   13,431                    $   13,322
Jan-2001                    $   13,527                    $   13,500
Feb-2001                    $   13,583                    $   13,589
Mar-2001                    $   13,647                    $   13,709
Apr-2001                    $   13,703                    $   13,747
May-2001                    $   13,759                    $   13,835
Jun-2001                    $   13,801                    $   13,888
Jul-2001                    $   13,886                    $   14,057
Aug-2001                    $   13,970                    $   14,146
Sep-2001                    $   14,139                    $   14,369
Oct-2001                    $   14,267                    $   14,511
Nov-2001                    $   14,252                    $   14,474
Dec-2001                    $   14,267                    $   14,482
Jan-2002                    $   14,309                    $   14,513
Feb-2002                    $   14,367                    $   14,577
Mar-2002                    $   14,289                    $   14,485
Apr-2002                    $   14,418                    $   14,644
May-2002                    $   14,490                    $   14,720
Jun-2002                    $   14,593                    $   14,834
Jul-2002                    $   14,750                    $   14,989
Aug-2002                    $   14,808                    $   15,061
Sep-2002                    $   14,880                    $   15,185
Oct-2002                    $   14,938                    $   15,214
Nov-2002                    $   14,909                    $   15,209
Dec-2002                    $   15,035                    $   15,364
Jan-2003                    $   15,050                    $   15,386
Feb-2003                    $   15,109                    $   15,464
Mar-2003                    $   15,139                    $   15,498
Apr-2003                    $   15,185                    $   15,552
May-2003                    $   15,244                    $   15,636
Jun-2003                    $   15,267                    $   15,669
Jul-2003                    $   15,177                    $   15,575
Aug-2003                    $   15,177                    $   15,589
Sep-2003                    $   15,322                    $   15,748
Oct-2003                    $   15,262                    $   15,690
Nov-2003                    $   15,262                    $   15,690

ANNUALIZED          ONE     FIVE          FROM
TOTAL RETURN (%)    YEAR    YEARS    FEBRUARY 9, 1996
-----------------------------------------------------
                    2.37     4.99          5.57

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of a Merrill Lynch.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (83.7%)
   3M Co.                                                               234,000    $    18,495,360
   Abbott Laboratories                                                  467,100         20,645,820
   Ace, Ltd.                                                             83,200          3,032,640
*# ADC Telecommunications, Inc.                                         240,300            591,138
 # Adobe Systems, Inc.                                                   69,700          2,880,004
*# Advanced Micro Devices, Inc.                                         103,700          1,864,526
 * AES Corp.                                                            185,200          1,642,724
   Aetna, Inc.                                                           45,900          2,955,042
   AFLAC, Inc.                                                          153,700          5,528,589
 * Agilent Technologies, Inc.                                           140,900          3,984,652
   Air Products & Chemicals, Inc.                                        67,900          3,255,126
   Alberto-Culver Co. Class B                                            17,600          1,074,832
 # Albertson's, Inc.                                                    109,700          2,334,416
   Alcoa, Inc.                                                          253,000          8,300,930
 * Allegheny Energy, Inc.                                                37,600            404,200
   Allegheny Technologies, Inc.                                          24,200            198,440
   Allergan, Inc.                                                        39,000          2,914,470
 * Allied Waste Industries, Inc.                                         62,600            779,370
 # Allstate Corp.                                                       210,400          8,495,952
 # Alltel Corp.                                                          93,200          4,232,212
 * Altera Corp.                                                         114,300          2,895,219
 # Altria Group, Inc.                                                   606,700         31,548,400
   Ambac Financial Group, Inc.                                           32,000          2,200,000
 # Amerada Hess Corp.                                                    27,000          1,278,990
 # Ameren Corp.                                                          48,400          2,135,892
 # American Electric Power Co., Inc.                                    118,000          3,267,420
 # American Express Co.                                                 384,800         17,589,208
*# American Greetings Corp. Class A                                      19,800            418,176
   American International Group, Inc.                                   780,000         45,201,000
   American Power Conversion Corp.                                       59,000          1,289,740
 * American Standard Companies, Inc.                                     21,600          2,153,520
 # AmerisourceBergen Corp.                                               33,500          2,120,215
 * Amgen, Inc.                                                          385,900         22,193,109
   AmSouth Bancorporation                                               104,800          2,514,152
   Anadarko Petroleum Corp.                                              74,500          3,347,285
   Analog Devices, Inc.                                                 109,200          5,432,700
*# Andrew Corp.                                                          45,800            539,066
   Anheuser-Busch Companies, Inc.                                       247,200         12,809,904
 * Anthem, Inc.                                                          41,300          2,978,556
 # AON Corp.                                                             93,500          2,051,390
   Apache Corp.                                                          48,400          3,475,120
   Apartment Investment &
     Management Co. Class A                                              28,100            956,805
 * Apollo Group, Inc. (Class A)                                          52,500          3,624,075
 * Apple Computer, Inc.                                                 108,400          2,267,728
   Applera Corporation - Applied
     Biosystems Group                                                    62,500          1,341,875
 * Applied Materials, Inc.                                              495,500         12,040,650
 * Applied Micro Circuits Corp.                                          91,100            588,506
   Archer-Daniels Midland Co.                                           192,800          2,755,112
   Ashland, Inc.                                                         20,400            810,696
 # AT&T Corp.                                                           235,500          4,669,965
 * AT&T Wireless Services, Inc.                                         811,100          6,083,250
   Autodesk, Inc.                                                        33,400            775,548
   Automatic Data Processing, Inc.                                      178,800          6,835,524
 * AutoNation, Inc.                                                      82,300          1,446,834
 * Autozone, Inc.                                                        26,700          2,554,122
 * Avaya, Inc.                                                          124,600    $     1,694,560
 # Avery Dennison Corp.                                                  33,100          1,823,148
   Avon Products, Inc.                                                   70,600          4,836,100
   B B & T Corp.                                                        161,400          6,352,704
 # Baker Hughes, Inc.                                                   100,100          2,888,886
   Ball Corp.                                                            16,800            939,960
 # Bank of America Corp.                                                446,900         33,709,667
   Bank of New York Co., Inc.                                           230,300          7,065,604
   Bank One Corp.                                                       337,900         14,651,344
   Bard (C.R.), Inc.                                                     15,500          1,171,800
   Bausch & Lomb, Inc.                                                   15,900            798,657
   Baxter International, Inc.                                           182,000          5,063,240
   Bear Stearns Companies, Inc.                                          29,800          2,159,308
   Becton Dickinson & Co.                                                76,000          3,042,280
 * Bed, Bath and Beyond, Inc.                                            88,400          3,734,016
   Bellsouth Corp.                                                      552,300         14,376,369
   Bemis Co., Inc.                                                       15,900            723,450
   Best Buy Co., Inc.                                                    96,400          5,976,800
 * Big Lots, Inc.                                                        34,900            511,634
 * Biogen Idec, Inc.                                                     51,405          1,962,643
   Biomet, Inc.                                                          76,700          2,743,559
 * BJ Services, Co.                                                      47,400          1,511,586
 # Black & Decker Corp.                                                  23,200          1,076,248
 # Block (H.&R.), Inc.                                                   53,700          2,915,373
 * BMC Software, Inc.                                                    68,000          1,130,840
   Boeing Co.                                                           251,400          9,651,246
   Boise Cascade Corp.                                                   17,500            516,425
 * Boston Scientific Corp.                                              246,000          8,828,940
 # Bristol Myers Squibb Co.                                             579,500         15,269,825
 * Broadcom Corp.                                                        88,700          3,231,341
 # Brown-Forman Corp. Class B                                            18,000          1,651,320
   Brunswick Corp.                                                       27,100            814,355
   Burlington Northern Santa Fe Corp.                                   111,300          3,313,401
 # Burlington Resources, Inc.                                            60,000          3,012,000
 * Calpine Corp.                                                        114,500            488,915
 # Campbell Soup Co.                                                    122,700          3,142,347
 # Capital One Financial Corp.                                           67,900          4,054,988
 # Cardinal Health, Inc.                                                133,400          8,156,076
 # Carnival Corp.                                                       188,300          6,626,277
 # Caterpillar, Inc.                                                    103,200          7,848,360
 * Cendant Corp.                                                        303,100          6,716,696
   CenterPoint Energy, Inc.                                              91,400            886,580
 # Centex Corp.                                                          18,500          2,023,900
   CenturyTel, Inc.                                                      43,100          1,409,370
   Charter One Financial, Inc.                                           67,500          2,242,350
   ChevronTexaco Corp.                                                  319,500         23,994,450
 * Chiron Corp.                                                          55,700          2,986,634
 # Chubb Corp.                                                           56,000          3,665,200
 * CIENA Corp.                                                          140,800            996,864
   CIGNA Corp.                                                           42,000          2,253,300
 # Cincinnati Financial Corp.                                            48,000          1,945,440
 # Cinergy Corp.                                                         53,100          1,940,805
   Cintas Corp.                                                          50,900          2,379,066
   Circuit City Stores, Inc.                                             62,400            812,448
*# Cisco Sytems, Inc.                                                 2,098,300         47,547,478
   Citigroup, Inc.                                                    1,540,000         72,441,600
*# Citizens Communications Co.                                           84,900            922,014
*# Citrix Systems, Inc.                                                  49,200          1,181,784

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Clear Channel Communications, Inc.                                   183,900    $     7,688,859
 # Clorox Co.                                                            64,800          3,040,416
*# CMS Energy Corp.                                                      43,100            340,059
   Coca-Cola Co.                                                        734,800         34,168,200
 # Coca-Cola Enterprises, Inc.                                          135,300          2,793,945
   Colgate-Palmolive Co.                                                160,800          8,442,000
 * Comcast Corp. Class A                                                672,800         21,112,464
   Comerica, Inc.                                                        52,400          2,732,660
 # Computer Associates International,
     Inc.                                                               173,000          4,030,900
 * Computer Sciences Corp.                                               55,900          2,314,260
 * Compuware Corp.                                                      114,400            654,368
*# Comverse Technology, Inc.                                             56,300          1,082,649
   Conagra, Inc.                                                        160,500          3,932,250
 * Concord EFS, Inc.                                                    145,500          1,671,795
 # ConocoPhilips                                                        203,300         11,535,242
 # Consolidated Edison, Inc.                                             67,300          2,712,190
   Constellation Energy Group                                            49,900          1,878,236
 * Convergys Corp.                                                       42,700            655,018
   Cooper Industries, Ltd.                                               27,600          1,480,740
   Cooper Tire & Rubber Co.                                              22,100            442,221
   Coors (Adolph) Co. Class B                                            10,900            600,699
*# Corning, Inc.                                                        398,100          4,562,226
 * Costco Wholesale Corp.                                               136,700          4,896,594
   Countrywide Financial Corp.                                           40,600          4,287,360
   Crane Co.                                                             17,700            514,893
   CSX Corp.                                                             64,000          2,168,960
 # Cummins, Inc.                                                         12,400            575,980
   CVS Corp.                                                            118,000          4,420,280
 # Dana Corp.                                                            44,400            717,948
 # Danaher Corp.                                                         45,700          3,802,240
 # Darden Restaurants, Inc.                                              49,100          1,016,861
 # Deere & Co.                                                           71,600          4,384,068
*# Dell, Inc.                                                           767,800         26,489,100
   Delphi Automotive Systems Corp.                                      167,500          1,470,650
 # Delta Air Lines, Inc.                                                 37,000            463,980
   Deluxe Corp.                                                          15,900            655,080
   Devon Energy Corp.                                                    69,400          3,425,584
 # Dillards, Inc. Class A                                                25,000            421,250
   Disney (Walt) Co.                                                    611,100         14,110,299
   Dollar General Corp.                                                  99,700          2,105,664
 # Dominion Resources, Inc.                                              96,600          5,822,082
 # Donnelley (R.R.) & Sons Co.                                           33,900            951,234
   Dover Corp.                                                           60,500          2,322,595
 # Dow Chemical Co.                                                     274,600         10,311,230
 # Dow Jones & Co., Inc.                                                 24,300          1,205,280
 # DTE Energy Co.                                                        50,300          1,896,813
   Duke Energy Corp.                                                    270,400          4,878,016
   DuPont (E.I.) de Nemours & Co., Inc.                                 297,900         12,350,934
*# Dynegy, Inc.                                                         112,000            448,000
   Eastman Chemical Co.                                                  23,100            823,977
 # Eastman Kodak Co.                                                     85,700          2,087,652
 # Eaton Corp.                                                           22,500          2,317,275
 * eBay, Inc.                                                           192,000         10,723,200
   Ecolab, Inc.                                                          77,700          2,037,294
 * Edison International                                                  97,500          1,990,950
 # El Paso Corp.                                                        179,500          1,274,450
 * Electronic Arts, Inc.                                                 88,000          3,892,240
 # Electronic Data Systems Corp.                                        143,400          3,100,308
*# EMC Corp.                                                            655,800          9,010,692
   Emerson Electric Co.                                                 125,900          7,684,936
   Engelhard Corp.                                                       37,500    $     1,118,250
   Entergy Corp.                                                         68,100          3,599,766
   EOG Resources, Inc.                                                   34,300          1,438,542
   Equifax, Inc.                                                         42,000            992,460
   Equity Office Properties Trust                                       119,300          3,308,189
   Equity Residential Corp.                                              81,900          2,404,584
   Exelon Corp.                                                          97,500          6,027,450
*# Express Scripts, Inc. Class A                                         23,500          1,521,155
   Exxon Mobil Corp.                                                  1,984,200         71,768,514
   Family Dollar Stores, Inc.                                            51,400          1,983,012
   Federal Home Loan Mortgage
     Corporation                                                        208,100         11,324,802
   Federal National Mortgage
     Association                                                        291,100         20,377,000
   Federated Department Stores, Inc.                                     55,400          2,719,586
   Federated Investors, Inc.                                             32,500            934,375
   FedEx Corp.                                                           89,200          6,484,840
 # Fifth Third Bancorp                                                  170,400          9,905,352
   First Data Corp.                                                     221,300          8,376,205
 # First Tennessee National Corp.                                        37,700          1,681,420
   FirstEnergy Corp.                                                     97,400          3,374,910
 * Fiserv, Inc.                                                          57,800          2,167,500
   FleetBoston Financial Corp.                                          314,600         12,772,760
 # Fluor Corp.                                                           24,400            894,504
 # Ford Motor Co.                                                       547,700          7,229,640
*# Forest Laboratories, Inc.                                            109,100          5,961,224
   Fortune Brands, Inc.                                                  43,400          2,965,088
   FPL Group, Inc.                                                       54,900          3,488,895
   Franklin Resources, Inc.                                              75,000          3,587,250
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                        50,300          2,189,559
   Gannett Co., Inc.                                                     80,700          6,988,620
 # Gap, Inc.                                                            267,100          5,742,650
 * Gateway, Inc.                                                         96,900            432,174
   General Dynamics Corp.                                                59,000          4,771,330
   General Electric Co.                                               2,995,200         85,872,384
 # General Mills, Inc.                                                  111,400          5,014,114
 # General Motors Corp.                                                 167,600          7,169,928
 # Genuine Parts Co.                                                     52,000          1,636,960
 * Genzyme Corp.                                                         66,400          3,103,536
 # Georgia-Pacific Corp.                                                 75,900          2,071,311
   Gillette Co.                                                         304,900         10,284,277
   Golden West Financial Corp.                                           45,500          4,590,950
   Goodrich (B.F.) Co.                                                   35,100            965,601
*# Goodyear Tire & Rubber Co.                                            52,400            353,700
   Grainger (W.W.), Inc.                                                 27,300          1,262,898
 # Great Lakes Chemical Corp.                                            15,100            342,921
   Guidant Corp.                                                         92,100          5,228,517
 # Halliburton Co.                                                      131,000          3,058,850
 # Harley-Davidson, Inc.                                                 90,500          4,268,885
 # Harrahs Entertainment, Inc.                                           32,900          1,574,923
 # Hartford Financial Services Group,
     Inc.                                                                84,400          4,642,000
 # Hasbro, Inc.                                                          51,900          1,147,509
   HCA, Inc.                                                            149,400          6,261,354
 # Health Management Associates, Inc.                                    71,700          1,842,690
 # Heinz (H.J.) Co.                                                     105,200          3,797,720
 * Hercules, Inc.                                                        33,200            333,328
   Hershey Foods Corp.                                                   39,000          3,030,300
   Hewlett-Packard Co.                                                  912,800         19,798,632
 # Hilton Hotels Corp.                                                  112,900          1,847,044

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Home Depot, Inc.                                                     687,100    $    25,257,796
   Honeywell International, Inc.                                        257,100          7,633,299
 * Humana, Inc.                                                          48,400          1,080,772
   Huntington Bancshares, Inc.                                           68,300          1,501,917
   Illinois Tool Works, Inc.                                             92,100          7,193,010
 # IMS Health, Inc.                                                      71,500          1,646,645
   Ingersoll-Rand Co., Ltd. Class A                                      51,100          3,185,574
 # Intel Corp.                                                        1,946,300         65,064,809
 # International Business Machines
     Corp.                                                              517,200         46,827,288
 # International Flavors & Fragrances,
     Inc.                                                                28,200            915,654
   International Game Technology                                        103,200          3,580,008
 # International Paper Co.                                              143,300          5,332,193
 * Interpublic Group of Companies, Inc.                                 117,000          1,667,250
 * Intuit, Inc.                                                          61,400          3,087,192
   ITT Industries, Inc.                                                  27,600          1,819,392
 * Jabil Circuit, Inc.                                                   59,500          1,636,845
   Janus Capital Group, Inc.                                             71,600            995,956
*# JDS Uniphase Corp.                                                   427,600          1,470,944
   Jefferson-Pilot Corp.                                                 42,500          2,062,525
   John Hancock Financial Services, Inc.                                 86,500          3,178,875
 # Johnson & Johnson                                                    887,300         43,735,017
   Johnson Controls, Inc.                                                26,700          2,922,048
   Jones Apparel Group, Inc.                                             37,900          1,307,550
   JP Morgan Chase & Co.                                                608,900         21,530,704
   KB Home Corp.                                                         14,100            971,208
   Kellogg Co.                                                          122,000          4,363,940
   Kerr-McGee Corp.                                                      30,100          1,263,899
   KeyCorp                                                              125,900          3,498,761
   KeySpan Corp.                                                         47,500          1,673,425
   Kimberly Clark Corp.                                                 151,400          8,208,908
   Kinder Morgan, Inc.                                                   36,900          2,011,050
 * King Pharmaceuticals, Inc.                                            72,100            930,811
 * KLA-Tencor Corp.                                                      56,900          3,334,909
   Knight Ridder, Inc.                                                   24,000          1,785,120
 * Kohls Corp.                                                          101,500          4,904,480
 * Kroger Co.                                                           224,700          4,237,842
   Leggett and Platt, Inc.                                               57,500          1,169,550
 # Lehman Brothers Holdings, Inc.                                        82,200          5,935,662
 * Lexmark International Group, Inc.                                     38,300          2,964,420
   Lilly (Eli) & Co.                                                    335,700         23,015,592
   Limited Brands, Inc.                                                 155,900          2,793,728
   Lincoln National Corp.                                                53,200          2,085,972
   Linear Technology Corp.                                               93,600          4,037,904
   Liz Claiborne, Inc.                                                   32,600          1,141,326
 # Lockheed Martin Corp.                                                134,800          6,192,712
   Loews Corp.                                                           55,400          2,361,702
 * Louisiana-Pacific Corp.                                               31,300            566,217
   Lowe's Companies, Inc.                                               234,200         13,653,860
 * LSI Logic Corp.                                                      113,200          1,060,684
*# Lucent Technologies, Inc.                                          1,243,800          3,980,160
   Manor Care, Inc.                                                      26,600            939,512
   Marathon Oil Corp.                                                    92,700          2,744,847
   Marriott International, Inc. Class A                                  69,700          3,194,351
   Marsh & McLennan Co., Inc.                                           159,300          7,079,292
   Marshall & Isley Corp.                                                67,900          2,519,090
   Masco Corp.                                                          140,500          3,821,600
*# Mattel, Inc.                                                         131,300          2,657,512
   Maxim Integrated Products, Inc.                                       97,100          5,056,968
 # May Department Stores Co.                                             86,300          2,558,795
   Maytag Corp.                                                          23,500    $       621,340
   MBIA, Inc.                                                            43,400          2,522,408
   MBNA Corp.                                                           382,000          9,366,640
   McCormick & Co., Inc.                                                 41,800          1,199,242
 # McDonalds Corp.                                                      380,400          9,749,652
   McGraw-Hill Companies, Inc.                                           57,200          3,918,200
   McKesson Corp.                                                        86,900          2,537,480
   MeadWestavco Corp.                                                    59,900          1,528,648
 * Medco Health Solutions, Inc.                                          80,900          2,947,187
 * Medimmune, Inc.                                                       74,600          1,775,480
   Medtronic, Inc.                                                      363,800         16,443,760
   Mellon Financial Corp.                                               128,700          3,706,560
   Merck & Co., Inc.                                                    669,300         27,173,580
*# Mercury Interactive Corp.                                             25,800          1,207,440
   Meredith Corp.                                                        14,900            713,561
 # Merrill Lynch & Co., Inc.                                            279,500         15,861,625
 # MetLife, Inc.                                                        227,300          7,430,437
 # MGIC Investment Corp.                                                 29,400          1,556,730
*# Micron Technology, Inc.                                              182,300          2,371,723
   Microsoft Corp.                                                    3,232,900         83,085,530
 * Millipore Corp.                                                       14,600            625,026
   Molex, Inc.                                                           57,100          1,836,336
   Monsanto Co.                                                          78,300          2,123,496
 * Monster Worldwide, Inc.                                               33,600            808,416
   Moody's Corp.                                                         44,600          2,554,688
   Morgan Stanley Dean Witter & Co.                                     325,200         17,977,056
   Motorola, Inc.                                                       695,700          9,767,628
 * Nabors Industries, Ltd.                                               43,800          1,625,856
   National City Corp.                                                  183,600          6,159,780
 * National Semiconductor Corp.                                          54,900          2,455,128
*# Navistar International Corp.                                          20,400            879,240
 * NCR Corp.                                                             28,300            987,670
 * Network Appliance Corp.                                              102,200          2,361,842
   New York Times Class A                                                44,700          2,051,730
 # Newell Rubbermaid, Inc.                                               82,100          1,877,627
   Newmont Mining Corp.                                                 129,200          6,219,688
 * Nextel Communications Corp. Class A                                  309,600          7,842,168
   Nicor, Inc.                                                           13,200            432,564
   Nike, Inc. Class B                                                    78,800          5,299,300
   NiSource, Inc.                                                        78,500          1,628,875
 * Noble Corp.                                                           39,900          1,379,742
   Nordstrom, Inc.                                                       40,500          1,397,250
   Norfolk Southern Corp.                                               116,700          2,498,547
 # North Fork Bancorporation, Inc.                                       45,400          1,812,822
   Northern Trust Corp.                                                  66,100          2,964,585
 # Northrop Grumman Corp.                                                54,700          5,066,861
 * Novell, Inc.                                                         111,000          1,054,500
 * Novellus Systems, Inc.                                                45,200          1,977,952
   Nucor Corp.                                                           23,400          1,312,974
 * Nvidia Corp.                                                          47,600          1,006,740
   Occidental Petroleum Corp.                                           114,400          4,196,192
 * Office Depot, Inc.                                                    92,700          1,469,295
   Omnicom Group, Inc.                                                   56,800          4,524,688
*# Oracle Systems Corp.                                               1,564,700         18,792,047
   Paccar, Inc.                                                          34,800          2,791,308
 * Pactiv Corp.                                                          47,100          1,056,924
   Pall Corp.                                                            37,200            953,064
 * Parametric Technology Corp.                                           79,500            271,890
 # Parker-Hannifin Corp.                                                 35,300          1,941,147
   Paychex, Inc.                                                        112,600          4,331,722
 # Penney (J.C.) Co., Inc.                                               81,200          2,020,256

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Peoples Energy Corp.                                                  10,900    $       438,180
*# Peoplesoft, Inc.                                                     108,800          2,301,120
 # Pepsi Bottling Group, Inc.                                            80,000          1,846,400
   Pepsico, Inc.                                                        515,900         24,825,108
   PerkinElmer, Inc.                                                     37,900            640,889
   Pfizer, Inc.                                                       2,327,800         78,097,690
 * PG&E Corp. (Holding Co.)                                             123,100          3,092,272
 * Phelps Dodge Corp.                                                    26,600          1,693,888
   Pinnacle West Capital Corp.                                           27,300          1,074,801
   Pitney Bowes, Inc.                                                    70,000          2,782,500
 # Plum Creek Timber Co., Inc.                                           54,700          1,456,661
 * PMC Sierra, Inc.                                                      50,900          1,036,833
 * Power-One, Inc.                                                       24,800            209,064
   PPG Industries, Inc.                                                  50,700          2,964,429
 # PPL Corp.                                                             52,900          2,162,552
   Praxair, Inc.                                                         48,700          3,495,686
   Principal Financial Group, Inc.                                       96,700          3,201,737
 # Procter & Gamble Co.                                                 387,600         37,302,624
   Progress Energy, Inc.                                                 72,800          3,190,096
 # Progressive Corp.                                                     64,900          5,068,690
   ProLogis                                                              53,700          1,637,850
 * Providian Financial Corp.                                             86,800            980,840
   Prudential Financial, Inc.                                           163,100          6,378,841
   Public Service Enterprise Group,
     Inc.                                                                67,700          2,777,054
   Pulte Homes Inc.                                                      18,400          1,757,936
 * Q Logic Corp.                                                         28,200          1,602,606
 # Qualcomm, Inc.                                                       237,300         10,571,715
 * Quest Diagnostics, Inc.                                               31,400          2,291,258
 * Qwest Communications
     International, Inc.                                                506,800          1,854,888
*# Radioshack Corp.                                                      49,500          1,541,925
   Raytheon Co.                                                         123,700          3,427,727
   Reebok International, Ltd.                                            17,700            712,248
   Regions Financial Corp.                                               66,600          2,471,526
 # RJ Reynolds Tobacco Holdings, Inc.                                    25,200          1,391,040
*# Robert Half International, Inc.                                       50,900          1,133,034
 # Rockwell Collins, Inc.                                                53,600          1,441,304
   Rockwell International Corp.                                          55,200          1,835,400
   Rohm & Haas Co.                                                       66,500          2,669,975
 * Rowan Companies, Inc.                                                 28,100            594,877
   Ryder System, Inc.                                                    18,900            589,491
 # Sabre Holdings Corp.                                                  43,000            896,550
   Safeco Corp.                                                          41,300          1,545,859
 * Safeway, Inc.                                                        132,000          2,739,000
 * Saint Jude Medical, Inc.                                              51,400          3,255,676
   Saint Paul Companies, Inc.                                            68,100          2,526,510
 * Sanmina Corp.                                                        152,400          1,857,756
 # Sara Lee Corp.                                                       232,400          4,775,820
 # SBC Communications, Inc.                                             993,600         23,131,008
   Schering-Plough Corp.                                                439,200          7,049,160
   Schlumberger, Ltd.                                                   174,200          8,173,464
   Schwab (Charles) Corp.                                               404,900          4,696,840
   Scientific-Atlanta, Inc.                                              44,500          1,285,160
*# Sealed Air Corp.                                                      25,400          1,340,358
 # Sears, Roebuck & Co.                                                  84,500          4,661,020
 # Sempra Energy                                                         66,900          1,894,608
 # Sherwin-Williams Co.                                                  43,700          1,417,191
 * Siebel Systems, Inc.                                                 147,700          1,946,686
 # Sigma-Aldrich Corp.                                                   21,100          1,130,327
 # Simon Property Group, Inc.                                            57,500          2,728,375
   SLM Corp.                                                            134,800    $     5,005,124
   Snap-On, Inc.                                                         17,500            525,350
 * Solectron Corp.                                                      248,100          1,451,385
   Southern Co.                                                         217,800          6,375,006
   SouthTrust Corp.                                                     100,900          3,243,935
 # Southwest Airlines Co.                                               234,000          4,207,320
 # Sprint Corp.                                                         270,000          4,047,300
 * Sprint Corp. (PCS Group)                                             309,200          1,419,228
   Stanley Works                                                         25,500            834,105
 * Staples, Inc.                                                        146,500          3,977,475
*# Starbucks Corp.                                                      116,900          3,748,983
 # Starwood Hotels and Resorts
     Worldwide, Inc.                                                     60,100          2,071,647
   State Street Corp.                                                    99,500          5,070,520
   Stryker Corp.                                                         59,500          4,819,500
 * Sun Microsystems, Inc.                                               965,500          4,122,685
 * Sungard Data Systems, Inc.                                            85,200          2,302,104
 # Sunoco, Inc.                                                          23,000          1,104,230
   Suntrust Banks, Inc.                                                  84,100          5,975,305
 # Supervalu, Inc.                                                       40,000          1,032,800
*# Symantec Corp.                                                        90,600          2,974,398
   Symbol Technologies, Inc.                                             68,900            961,155
   Synovus Financial Corp.                                               90,000          2,579,400
 # Sysco Corp.                                                          194,200          7,053,344
 # T. Rowe Price Group, Inc.                                             37,000          1,555,480
   Target Corp.                                                         272,300         10,543,456
 # Teco Energy, Inc.                                                     56,100            728,178
   Tektronix, Inc.                                                       25,400            699,770
 * Tellabs, Inc.                                                        123,400            987,200
 # Temple-Inland, Inc.                                                   16,200            915,786
 * Tenet Healthcare Corp.                                               138,600          2,024,946
 * Teradyne, Inc.                                                        56,400          1,419,588
 # Texas Instruments, Inc.                                              517,500         15,400,800
 # Textron, Inc.                                                         40,500          2,018,520
 # The Goldman Sachs Group, Inc.                                        141,800         13,624,144
 * Thermo-Electron Corp.                                                 48,500          1,159,150
 # Thomas & Betts Corp.                                                  17,500            364,000
 # Tiffany & Co.                                                         43,400          1,968,190
 * Time Warner, Inc.                                                  1,349,100         21,963,348
   TJX Companies, Inc.                                                  152,600          3,447,234
   Torchmark Corp.                                                       34,100          1,503,810
*# Toys R Us, Inc.                                                       63,800            749,012
 * Transocean, Inc.                                                      95,600          1,852,728
   Travelers Property Casualty Corp.
     Series B                                                           300,900          4,694,040
   Tribune Co.                                                           93,800          4,582,130
   Tupperware Corp.                                                      17,500            269,675
 # TXU Corp.                                                             96,300          2,132,082
 # Tyco International, Ltd.                                             597,100         13,703,445
   U.S. Bancorp                                                         575,900         15,958,189
 # Union Pacific Corp.                                                   76,200          4,852,416
   Union Planters Corp.                                                  58,600          2,022,286
*# Unisys Corp.                                                          98,400          1,605,888
 # United Parcel Service, Inc.                                          336,500         24,487,105
 # United States Steel Corp.                                             30,900            767,865
   United Technologies Corp.                                            140,200         12,015,140
   Unitedhealth Group, Inc.                                             178,300          9,610,370
*# Univision Communications, Inc.
     Class A                                                             96,300          3,474,504
 # Unocal Corp.                                                          77,300          2,456,594
   UnumProvident Corp.                                                   88,500          1,321,305

                                                                         SHARES             VALUE+
                                                                         ------             ------
   UST, Inc.                                                             49,800    $     1,792,302
 * Veritas Software Co.                                                 127,300          4,840,073
   Verizon Communications, Inc.                                         824,100         27,005,757
   VF Corp.                                                              32,200          1,328,894
 # Viacom, Inc. Class B                                                 525,000         20,643,000
 # Visteon Corp.                                                         39,100            306,935
   Vulcan Materials Co.                                                  30,300          1,347,441
   Wachovia Corp.                                                       398,300         18,222,225
 # Walgreen Co.                                                         306,400         11,278,584
   Wal-Mart Stores, Inc.                                              1,306,200         72,676,968
 # Washington Mutual, Inc.                                              276,100         12,648,141
 # Waste Management, Inc.                                               177,000          5,205,570
 * Waters Corp.                                                          36,800          1,176,864
 * Watson Pharmaceuticals, Inc.                                          32,300          1,522,622
 * Wellpoint Health Networks, Inc.                                       43,900          4,104,211
   Wells Fargo & Co.                                                    502,200         28,791,126
   Wendy's International, Inc.                                           33,900          1,316,337
   Weyerhaeuser Co.                                                      65,500          3,733,500
 # Whirlpool Corp.                                                       20,600          1,407,392
   Williams Companies, Inc.                                             154,900          1,452,962
   Winn-Dixie Stores, Inc.                                               42,200            381,066
   Worthington Industries, Inc.                                          25,700            368,024
 # Wrigley (Wm.) Jr. Co.                                                 67,300          3,709,576
   Wyeth                                                                398,100         15,685,140
   XCEL Energy, Inc.                                                    119,100          1,988,970
 * Xerox Corp.                                                          236,400          2,879,352
 * Xilinx, Inc.                                                         101,900          3,830,421
 # XL Capital, Ltd.                                                      40,800          3,068,160
*# Yahoo!, Inc.                                                         194,200    $     8,346,716
 * Yum! Brands, Inc.                                                     87,800          3,028,222
 * Zimmer Holdings, Inc.                                                 67,800          4,469,376
   Zions Bancorp                                                         26,900          1,658,923
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,433,299,579)                                                             2,926,111,543
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                   ---------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (16.3%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 0.82% 12/01/03
   (collateralized by $65,802,000 FMC
   Discount Notes 1.11%, 03/25/04, valued
   at $65,555,243) to be repurchased at
   $64,590,413 (Cost $64,586,000)                               $        64,586         64,586,000
   Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.,
     1.01% and 1.02% respectively,
     12/01/03 (Collateralized by
     $407,137,000 U.S. Treasury
     Obligations, rates ranging from
     5.50% to 8.875%, maturities ranging
     from 08/15/04 to 05/15/30, valued at
     $503,698,795) to be repurchased
     at $490,835,464
     (Cost $490,793,933)^                                               490,794        490,793,933
                                                                                   ---------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $555,379,933)                                                                 555,379,933
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,988,679,512)++                                                         $ 3,481,491,476
                                                                                   ===============

----------
   + See Note B to Financial Statements.
   * Non-Income Producing Securities
   # Total or Partial Securities on Loan
   ^ Security purchased with cash proceeds from securities on loan ++ The cost for federal income tax purposes is $3,129,062,752.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                   ---------                ------
                                                                     (000)
UNITED STATES -- (99.8%)
BONDS -- (49.4%)
African Development Bank
    3.250%, 07/29/05                                            $         3,800    $     3,878,557
Asian Development Bank
    7.500%, 05/31/05                                                      2,600          2,801,599
BP Capital Markets P.L.C.
    4.000%, 04/29/05                                                      1,000          1,031,207
Bank Austria Creditanstalt AG
    7.375%, 02/11/05                                                      2,700          2,875,500
Bank Nederlandse Gemeenten
  Medium Term Notes
    7.875%, 03/07/05                                                      2,000          2,150,000
    7.000%, 06/08/05                                                      1,000          1,073,500
British Columbia (Province of)
    7.250%, 02/08/05                                                      2,800          2,979,200
CDC IXIS
    4.000%, 03/07/05                                                      2,500          2,566,500
Caisse Francaise de Developpement
    5.875%, 05/06/05                                                      2,000          2,109,600
Citigroup, Inc.
    4.125%, 06/30/05                                                      3,600          3,714,858
Council of Europe Social
  Development Fund
    4.875%, 10/27/05                                                      3,500          3,690,750
Deutsche Postbank
    5.750%, 02/04/05                                                      2,000          2,092,200
European Investment Bank
    7.250%, 06/15/05                                                      3,528          3,809,182
General Electric Capital Corp.
    2.240%, 08/19/05                                                      3,500          3,502,205
Gillette Co.
    4.000%, 06/30/05                                                      1,000          1,032,480
International Finance Corp.
    7.125%, 04/06/05                                                      2,800          2,994,474
KFW International Finance, Inc.
    2.500%, 10/17/05                                                      3,000          3,023,934
Province of Ontario
    7.000%, 08/04/05                                                      3,700          3,993,332
Rabobank
    7.375%, 03/23/05                                                      3,000          3,213,000
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,700          3,978,862
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                      3,500          3,499,727
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                      3,800          4,126,530
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      1,000          1,068,615
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                      3,500          3,683,750
                                                                                   ---------------
TOTAL BONDS
   (Cost $69,088,276)                                                                   68,889,562
                                                                                   ---------------
COMMERCIAL PAPER -- (36.7%)
Barton Capital Corp.
    1.030%, 12/01/03                                                      1,500          1,500,000
    1.040%, 12/02/03                                                      2,000          1,999,942
    1.050%, 12/11/03                                                        500            499,851
CC (USA), Inc.
    1.080%, 01/22/04                                            $         4,000    $     3,993,558
Canadian Wheat Board
    0.990%, 12/03/03                                                      3,900          3,899,775
Compass Securitization LLC
    1.040%, 12/05/03                                                      3,900          3,899,536
DuPont (E.I.) de Nemours & Co., Inc.
    1.020%, 12/17/03                                                      1,700          1,699,213
    1.060%, 01/16/04                                                      2,000          1,997,217
Eksportfinans ASA
    1.020%, 12/01/03                                                        500            500,000
    0.990%, 12/05/03                                                      1,300          1,299,850
Govco, Inc.
    1.040%, 12/12/03                                                      3,900          3,898,725
KFW International Finance, Inc.
    1.030%, 12/01/03                                                        600            600,000
Kittyhawk Funding Corp.
    1.030%, 12/05/03                                                      3,500          3,499,580
Koch Industries, Inc.
    1.020%, 12/01/03                                                      1,500          1,500,000
Nestle Capital Corp.
    0.970%, 12/09/03                                                      2,300          2,299,468
Paccar Financial Corp.
    1.020%, 12/01/03                                                      3,800          3,800,000
Sheffield Receivables Corp.
    1.050%, 12/03/03                                                      1,200          1,199,928
    1.050%, 12/05/03                                                      1,000            999,880
    1.050%, 12/12/03                                                      1,500          1,499,505
Shell Finance UK
    1.000%, 12/12/03                                                      3,400          3,398,919
    1.050%, 01/16/04                                                        500            499,304
USAA Capital Corp.
    1.000%, 12/01/03                                                      1,700          1,700,000
Wal-Mart Stores, Inc.
    1.000%, 12/08/03                                                      3,300          3,299,332
Windmill Funding Corp.
    1.040%, 12/22/03                                                      1,600          1,598,990
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
   (Cost $51,083,132)                                                                   51,082,573
                                                                                   ---------------
AGENCY OBLIGATIONS -- (13.7%)
Federal Farm Credit Bank
    2.125%, 08/15/05                                                      3,000          3,002,655
Federal Home Loan Bank
    4.125%, 05/13/05                                                      3,000          3,096,519
    2.500%, 11/15/05                                                      1,200          1,205,183
Federal National Mortgage Association
  **1.040%, 01/06/04                                                      7,500          7,492,200
Tennessee Valley Authority
    6.375%, 06/15/05                                                      4,000          4,264,308
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $19,111,454)                                                                   19,060,865
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $139,282,862)                                                                 139,033,000
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                   ---------                ------
                                                                     (000)
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $444)                                                                    $           574
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
    12/01/03 (Collateralized by $323,000 FMC Discount Notes
    1.11%, 03/25/04, valued at $321,789) to be repurchased
    at $317,022 (Cost $317,000)                                             317            317,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $139,600,306)++                                                           $   139,350,574
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  @ Denominated in local currency or the Euro
  * Non-Income Producing Securities
 ** Face amount of securities pledged as margin requirement for open futures contracts
 ++ The cost for federal income tax purposes is $139,600,306.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (82.2%)
 * 3COM Corp.                                                           606,100    $     4,533,628
   A. G. Edwards, Inc.                                                   17,500            642,950
 * Advanced Micro Devices, Inc.                                         504,800          9,076,304
   Aetna, Inc.                                                          539,626         34,741,122
*# Agere Systems, Inc. Class A                                            8,652             30,628
 * Agere Systems, Inc. Class B                                          212,364            717,790
 * Agilent Technologies, Inc.                                            50,600          1,430,968
   Albertson's, Inc.                                                    486,800         10,359,104
 * Allegheny Corp.                                                       17,583          3,622,098
   Alliant Energy Corp.                                                 212,900          5,205,405
 * Allied Waste Industries, Inc.                                        205,800          2,562,210
   Allstate Corp.                                                     1,179,300         47,620,134
   Ambac Financial Group, Inc.                                           23,200          1,595,000
 # Amerada Hess Corp.                                                   158,200          7,493,934
   American Financial Group, Inc.                                       177,400          4,349,848
   American National Insurance Co.                                       46,700          3,919,531
*# American Tower Corp.                                                 119,400          1,358,772
*# Americredit Corp.                                                    224,000          3,012,800
   Anadarko Petroleum Corp.                                             441,600         19,841,088
   Apache Corp.                                                          64,995          4,666,641
 * Apple Computer, Inc.                                                 197,300          4,127,516
 * Applied Micro Circuits Corp.                                         213,200          1,377,272
   Archer-Daniels Midland Co.                                         2,375,260         33,942,465
*# Arrow Electronics, Inc.                                              308,200          7,205,716
   Ashland, Inc.                                                        297,600         11,826,624
 # Astoria Financial Corp.                                               40,500          1,513,890
   AT&T Corp.                                                         1,246,380         24,715,715
 * AT&T Wireless Services, Inc.                                       5,137,837         38,533,777
 * AutoNation, Inc.                                                   2,057,600         36,172,608
 * Avnet, Inc.                                                          187,800          4,005,774
   AVX Corp.                                                            125,400          1,893,540
   Bank of Hawaii Corp.                                                 337,800         13,968,030
*# Barnes & Noble, Inc.                                                  13,000            431,340
   Bausch & Lomb, Inc.                                                   11,800            592,714
   Bear Stearns Companies, Inc.                                         373,770         27,083,374
   Belo Corp. Class A                                                   324,200          9,210,522
 * Big Lots, Inc.                                                       253,500          3,716,310
 # Blockbuster, Inc. Class A                                             23,300            397,964
   Boise Cascade Corp.                                                  213,400          6,297,434
 * Borders Group, Inc.                                                   34,000            764,320
   Borg-Warner, Inc.                                                    100,800          7,963,200
 # Bowater, Inc.                                                        168,400          6,887,560
   Brunswick Corp.                                                      297,600          8,942,880
   Burlington Northern Santa Fe Corp.                                 1,283,000         38,194,910
 * Cavco Industries, Inc.                                                11,450            269,075
 * Cendant Corp.                                                        311,800          6,909,488
 * CheckFree Corp.                                                       56,200          1,552,244
   Chubb Corp.                                                          108,900          7,127,505
 * CIENA Corp.                                                          164,600          1,165,368
 # Cincinnati Financial Corp.                                           551,580         22,355,537
   Circuit City Stores, Inc.                                            332,000          4,322,640
   Clear Channel Communications, Inc.                                   710,900         29,722,729
 * CNA Financial Corp.                                                  635,600         14,866,684
 # Coca-Cola Enterprises, Inc.                                        1,785,400         36,868,510
 * Comcast Corp. Class A                                              1,585,448         49,751,358
*# Comcast Corp. Special Class A
     Non-Voting                                                         927,100         27,952,065
   Commerce Group, Inc.                                                  93,100    $     3,724,931
   Commercial Federal Corp.                                              98,900          2,670,300
 * Compuware Corp.                                                       35,800            204,776
*# Comverse Technology, Inc.                                            111,500          2,144,145
   ConocoPhilips                                                        220,400         12,505,496
*# Corning, Inc.                                                        998,300         11,440,518
   Countrywide Financial Corp.                                          410,000         43,296,000
*# Cox Communications, Inc.                                           1,000,000         33,900,000
*# Crown Castle International Corp.                                     352,900          4,379,489
   CSX Corp.                                                            577,800         19,581,642
 # Cummins, Inc.                                                        143,100          6,646,995
   Curtiss-Wright Corp-Cl B W/I                                          13,565          1,105,548
 # Dana Corp.                                                           510,700          8,258,019
 # Delta Air Lines, Inc.                                                402,500          5,047,350
 # Diamond Offshore Drilling, Inc.                                      237,900          4,175,145
 # Dillards, Inc. Class A                                                48,900            823,965
   Disney (Walt) Co.                                                    906,600         20,933,394
   Eastman Chemical Co.                                                 108,200          3,859,494
 # Electronic Data Systems Corp.                                        570,200         12,327,724
 * Fairchild Semiconductor Corp.
     Class A                                                             86,300          2,243,800
   Federated Department Stores, Inc.                                    618,200         30,347,438
   First American Financial Corp.                                       106,500          3,152,400
   First Citizens Bancshares, Inc.                                       10,300          1,137,017
   FleetBoston Financial Corp.                                          331,300         13,450,780
   Florida East Coast Industries, Inc.                                   68,139          2,078,240
 # Foot Locker, Inc.                                                    175,000          3,867,500
 # Ford Motor Co.                                                     2,964,200         39,127,440
 # General Motors Corp.                                               1,112,300         47,584,194
 * General Motors Corp. Class H                                         826,438         13,718,871
 # Georgia-Pacific Corp.                                                462,300         12,616,167
*# Goodyear Tire & Rubber Co.                                           203,900          1,376,325
   Harris Corp.                                                         151,400          5,869,778
   Hartford Financial Services Group,
     Inc.                                                               400,800         22,044,000
 * Hearst-Argyle Television, Inc.                                       238,600          5,857,630
   Helmerich & Payne, Inc.                                              146,800          3,537,880
   Hibernia Corp.                                                       274,500          6,272,325
 # Hollinger International, Inc. Class A                                268,700          4,275,017
 # Horton (D.R.), Inc.                                                  589,215         25,748,696
*# Human Genome Sciences, Inc.                                           23,900            305,920
 * Humana, Inc.                                                         618,900         13,820,037
   Ikon Office Solutions, Inc.                                            7,300             61,831
   Independence Community Bank
     Corp.                                                               12,500            462,250
 * Ingram Micro, Inc.                                                   269,200          3,924,936
 * Instinet Group, Inc.                                                  15,200             81,472
 * InterActiveCorp                                                      394,400         12,956,040
 # International Paper Co.                                            1,215,775         45,238,988
*# Invitrogen Corp.                                                      50,100          3,415,317
*# JDS Uniphase Corp.                                                 1,095,700          3,769,208
   John Hancock Financial Services,
     Inc.                                                               358,800         13,185,900
   JP Morgan Chase & Co.                                              2,244,400         79,361,984
   Kerr-McGee Corp.                                                     138,200          5,803,018
   KeyCorp                                                              941,600         26,167,064
   Labranche & Co., Inc.                                                 19,700            162,919
   LaFarge North America, Inc.                                          257,500          9,810,750

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lear Corp.                                                           110,900    $     6,558,626
 * Level 3 Communications, Inc.                                         195,500          1,071,340
 * Liberty Media Corp.                                                4,139,400         45,740,370
   Lincoln National Corp.                                               334,400         13,111,824
   Loews Corp.                                                          636,800         27,146,784
 * LSI Logic Corp.                                                      425,400          3,985,998
   Lubrizol Corp.                                                       182,000          5,483,660
*# Lucent Technologies, Inc.                                          1,193,800          3,820,160
 # Lyondell Chemical Co.                                                447,200          6,636,448
   Mandalay Resort Group                                                234,400         10,067,480
   Marathon Oil Corp.                                                   911,450         26,988,035
 # May Department Stores Co.                                             63,100          1,870,915
   MBIA, Inc.                                                           248,850         14,463,162
   MeadWestavco Corp.                                                   758,431         19,355,159
   MetLife, Inc.                                                      1,376,400         44,994,516
*# Metro-Goldwyn-Mayer, Inc.                                            261,100          4,308,150
 # MGIC Investment Corp.                                                116,900          6,189,855
*# MGM Grand, Inc.                                                      238,300          8,931,484
*# Micron Technology, Inc.                                              597,900          7,778,679
*# Mony Group, Inc.                                                      51,200          1,613,824
   Nationwide Financial Services, Inc.                                   81,500          2,660,160
 * NCR Corp.                                                             12,300            429,270
   Norfolk Southern Corp.                                             1,537,600         32,920,016
 # Northrop Grumman Corp.                                               320,271         29,666,703
 * Novell, Inc.                                                          74,600            708,700
   Nucor Corp.                                                           15,000            841,650
   Occidental Petroleum Corp.                                           650,800         23,871,344
 # Odyssey Re Holdings Corp.                                             22,300            510,447
   Old Republic International Corp.                                     334,275         12,388,232
   Omnicare, Inc.                                                        30,900          1,233,528
 * Owens-Illinois, Inc.                                                 264,400          2,982,432
 * Pacificare Health Systems, Inc.                                       25,000          1,627,750
 * Pactiv Corp.                                                         342,600          7,687,944
 * PanAmSat Corp.                                                       250,100          5,524,709
*# Park Place Entertainment Corp.                                       802,900          8,398,334
   Peabody Energy Corp.                                                  54,600          1,840,020
 # Penney (J.C.) Co., Inc.                                            1,120,000         27,865,600
   PepsiAmericas, Inc.                                                  192,000          3,012,480
 * Phelps Dodge Corp.                                                   287,085         18,281,573
 # PMI Group, Inc.                                                      121,700          4,530,891
 * Pride International, Inc.                                            253,400          4,041,730
   Principal Financial Group, Inc.                                      424,200         14,045,262
   Protective Life Corp.                                                 91,500          3,005,775
 * Providian Financial Corp.                                            368,300          4,161,790
   Pulte Homes Inc.                                                     124,200         11,866,068
   Questar Corp.                                                        251,000          8,564,120
 * Qwest Communications International,
     Inc.                                                             2,000,600          7,322,196
   Radian Group, Inc.                                                   155,200          7,659,120
 * Radio One, Inc.                                                        5,000             87,800
   Rayonier, Inc.                                                       147,781          5,479,738
   Raytheon Co.                                                       1,084,000         30,037,640
   Reinsurance Group of America, Inc.                                    64,100          2,381,315
*# Rite Aid Corp.                                                       969,800          5,964,270
 # RJ Reynolds Tobacco Holdings, Inc.                                   251,326         13,873,195
   Ryder System, Inc.                                                   275,400          8,589,726
   Safeco Corp.                                                         486,400         18,205,952
   Saint Paul Companies, Inc.                                           695,326         25,796,595
 * Saks, Inc.                                                           743,200         11,430,416
 * Sanmina Corp.                                                        639,900          7,800,381
 # Sears, Roebuck & Co.                                                 387,700         21,385,532
 * Smithfield Foods, Inc.                                                68,400    $     1,603,980
 * Smurfit-Stone Container Corp.                                        469,026          7,673,265
 * Solectron Corp.                                                    1,155,300          6,758,505
   Sovereign Bancorp, Inc.                                              781,020         17,697,913
 # Sprint Corp.                                                       1,610,400         24,139,896
   StanCorp Financial Group, Inc.                                        20,000          1,251,200
 # Starwood Hotels and Resorts
     Worldwide, Inc.                                                    573,500         19,768,545
   Steelcase, Inc. Class A                                               47,400            587,760
 * Sun Microsystems, Inc.                                             2,143,700          9,153,599
 # Sunoco, Inc.                                                         298,800         14,345,388
 # Supervalu, Inc.                                                      565,200         14,593,464
 * Tech Data Corp.                                                       69,000          2,541,960
   Telephone & Data Systems, Inc.                                        71,700          4,495,590
 * Tellabs, Inc.                                                        665,800          5,326,400
 # Temple-Inland, Inc.                                                  131,300          7,422,389
 * Tenet Healthcare Corp.                                               466,400          6,814,104
 # Textron, Inc.                                                        123,000          6,130,320
 # Thomas & Betts Corp.                                                  46,900            975,520
   Tidewater, Inc.                                                      100,900          2,785,849
 * Time Warner, Inc.                                                  5,860,700         95,412,196
   Torchmark Corp.                                                       33,300          1,468,530
 * Toys R Us, Inc.                                                      819,300          9,618,582
 * Triad Hospitals, Inc.                                                100,300          3,470,380
   Tyson Foods, Inc. Class A                                            912,556         12,456,389
 # Union Pacific Corp.                                                  824,200         52,485,056
   Unionbancal Corp.                                                     86,600          4,932,736
 * Unisys Corp.                                                         124,900          2,038,368
 * United States Cellular Corp.                                          72,800          2,518,880
 # United States Steel Corp.                                            326,200          8,106,070
   Unitrin, Inc.                                                        223,800          8,466,354
   UnumProvident Corp.                                                  838,989         12,526,106
   Valero Energy Corp.                                                  158,000          6,809,800
   Valhi, Inc.                                                          158,500          2,190,470
 * VeriSign, Inc.                                                       166,300          2,695,723
   Viacom, Inc. Class B                                               2,189,200         86,079,344
*# Vishay Intertechnology, Inc.                                         265,716          5,582,693
 * Vitesse Semiconductor, Inc.                                            2,800             20,440
 * WebMD Corp.                                                           25,800            236,070
   Weis Markets, Inc.                                                    20,800            738,400
   Wesco Financial Corp.                                                 13,540          4,726,137
 * Westport Resources Corp.                                              30,800            834,680
 # Weyerhaeuser Co.                                                     407,500         23,227,500
   Worthington Industries, Inc.                                         133,200          1,907,424
 * Xerox Corp.                                                           75,000            913,500
                                                                                   ---------------
 TOTAL COMMON STOCKS
    (Cost $2,138,684,770)                                                            2,481,591,024
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                   ---------
                                                                     (000)
 TEMPORARY CASH
   INVESTMENTS -- (17.8%)
   Repurchase Agreement, PNC
     Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by
     $30,415,000 FMC Discount
     Notes 1.11%, 03/25/04,
     valued at $30,300,944) to be
     repurchased at $29,855,040                                 $        29,853         29,853,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                   ---------                ------
                                                                     (000)
   Repurchase agreements in a Pooled Cash Account, UBS
     Warburg and Deutsche Bank Securities Inc., 1.01% and
     1.02% respectively, 12/01/03 (Collateralized by
     $407,522,000 U.S. Treasury Obligations, rates ranging
     from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $504,174,949) to be repurchased
     at $491,299,458 (Cost $491,257,888)^                       $       491,258    $   491,257,888
                                                                                   ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $521,110,888)                                                                521,110,888
                                                                                   ---------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,659,795,658) ++                                                       $ 3,002,701,912
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  * Non-Income Producing Securities
  # Total or Partial Securities on Loan
  ^ Security purchased with cash proceeds from securities on loan
 ++ The cost for federal income tax purposes is $2,659,939,034

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (84.0%)
   1st Source Corp.                                                      11,100    $       249,195
 * 24/7 Real Media, Inc.                                                  1,900              2,869
 * 3COM Corp.                                                           141,400          1,057,672
 * AAR Corp.                                                             12,500            130,750
 * Abgenix, Inc.                                                         17,521            197,462
*# ABX Air, Inc.                                                         52,900            208,955
   Acuity Brands, Inc.                                                    7,000            166,950
 * Adaptec, Inc.                                                         64,899            571,760
 * Advanced Digital Information Corp.                                     3,300             50,061
   Advanta Corp. Class A                                                  4,087             51,292
   Advanta Corp. Class B Non-Voting                                       6,727             86,375
 * Advent Software, Inc.                                                 16,272            284,923
 * Agile Software Corp.                                                  13,400            147,266
   Agilysys, Inc.                                                        12,600            141,876
 * AK Steel Holding Corp.                                                42,338            127,014
*# Alaska Air Group, Inc.                                                17,000            488,920
   Alexander & Baldwin, Inc.                                             24,900            783,354
 * Alexion Pharmaceuticals, Inc.                                          4,800             90,000
 * Allegheny Corp.                                                        2,993            616,558
   Allegheny Technologies, Inc.                                          47,700            391,140
 * Alliance Semiconductor Corp.                                          13,700            113,162
   Alliant Energy Corp.                                                  42,200          1,031,790
 * Allied Waste Industries, Inc.                                         56,120            698,694
 * Allmerica Financial Corp.                                             31,800            869,730
 * Alloy, Inc.                                                           16,100             86,618
   Alpharma, Inc. Class A                                                24,000            483,600
 * AMC Entertainment, Inc.                                               15,300            231,795
*# Amerco, Inc.                                                          18,100            493,768
*# America West Holdings Corp.
    Class B                                                               7,400            111,740
   American Financial Group, Inc.                                        41,800          1,024,936
*# American Greetings Corp. Class A                                      38,500            813,120
 * American Management Systems, Inc.                                     25,395            378,639
   American National Insurance Co.                                       10,400            872,872
*# American Tower Corp.                                                  65,300            743,114
 * Americredit Corp.                                                     99,500          1,338,275
 # AmerUs Group Co.                                                      24,900            895,155
*# Ames Department Stores, Inc.                                          20,200                 30
 * Anadigics, Inc.                                                        6,800             45,560
   Analogic Corp.                                                         1,100             46,200
*# Andrew Corp.                                                          29,807            350,828
   Applica, Inc.                                                          9,200             67,160
   Applied Industrial Technologies, Inc.                                 12,300            291,510
 * Applied Micro Circuits Corp.                                         167,053          1,079,162
   Arch Chemicals, Inc.                                                  14,450            330,760
 * Arena Pharmaceuticals, Inc.                                            4,800             33,072
 * Argonaut Group, Inc.                                                   8,500            136,000
 * Ariba, Inc.                                                           72,700            229,732
 * Armor Holdings, Inc.                                                  13,000            315,250
*# Armstrong Holdings, Inc.                                              26,300             22,881
 * Arris Group, Inc.                                                     36,821            237,495
 * Arrow Electronics, Inc.                                               60,454          1,413,415
 * Ascential Software Corp.                                              22,559            570,743
   Ashland, Inc.                                                         26,700          1,061,058
*# ATA Holdings Corp.                                                     4,600             41,860
*# Atlas Air Worldwide Holdings, Inc.                                    41,800             27,588
 * Atmel Corp.                                                           57,400            386,302
 * Atwood Oceanics, Inc.                                                  5,500    $       141,295
 * Audiovox Corp. Class A                                                 8,100            112,347
 * Avnet, Inc.                                                           59,800          1,275,534
   AVX Corp.                                                             67,800          1,023,780
 * Axcelis Technologies, Inc.                                            29,364            336,805
 * Aztar Corp.                                                           19,100            424,975
   Baldwin & Lyons, Inc. Class B                                          4,725            118,030
 * Bally Total Fitness Holding Corp.                                     13,300             93,100
   Bandag, Inc. Class A                                                   3,800            146,680
 * BankUnited Financial Corp. Class A                                    13,700            348,665
   Banner Corp.                                                           4,497            113,100
*# Barnes & Noble, Inc.                                                  33,300          1,104,894
   Bassett Furniture Industries, Inc.                                     4,600             75,440
   Bausch & Lomb, Inc.                                                    7,300            366,679
 * Bay View Capital Corp.                                                34,600            210,022
 * Beazer Homes USA, Inc.                                                 5,200            554,892
   Belden, Inc.                                                          14,300            281,710
 * Beverly Enterprises                                                   31,500            246,645
   Bob Evans Farms, Inc.                                                 13,800            425,868
 * Boca Resorts, Inc.                                                    20,500            292,740
   Boise Cascade Corp.                                                   37,900          1,118,429
*# Bombay Co., Inc.                                                       5,100             52,173
 * Borders Group, Inc.                                                   38,700            869,976
 # Bowater, Inc.                                                         21,600            883,440
   Bowne & Co., Inc.                                                     21,530            317,352
 * Brush Engineered Materials, Inc.                                       6,500             87,620
 * Buckeye Technology, Inc.                                              14,500            148,045
   Burlington Coat Factory Warehouse
     Corp.                                                               23,600            497,960
   Butler Manufacturing Co.                                               1,600             33,136
 * Cable Design Techologies Corp.                                        26,700            271,272
   Calgon Carbon Corp.                                                   15,300             94,095
 * Caraustar Industries, Inc.                                            10,900            126,985
   Carpenter Technology Corp.                                            14,400            385,920
 * Casella Waste Systems, Inc. Class A                                    1,100             14,740
   Casey's General Stores, Inc.                                          27,835            486,277
 * Castle (A.M.) & Co.                                                    6,200             28,520
   CDI Corp.                                                                900             30,510
   Centex Construction Products, Inc.                                     9,193            538,710
 * Central Garden & Pet Co.                                              11,090            293,996
   Central Parking Corp.                                                 22,900            319,455
 * Century Aluminum Co.                                                   8,300            137,780
 * Century Business Services, Inc.                                       54,600            253,890
 * Champion Enterprises, Inc.                                            12,800             92,416
 * Charming Shoppes, Inc.                                                71,814            447,401
*# Charter Communications, Inc.                                          50,200            201,804
   Chesapeake Corp.                                                       8,100            186,300
 # Chesapeake Energy Corp.                                               10,700            130,540
 * Ciber, Inc.                                                           32,600            296,986
 * CIENA Corp.                                                           33,300            235,764
 * Cincinnati Bell, Inc.                                                 85,400            487,634
   CIRCOR International, Inc.                                             5,950            130,900
   Circuit City Stores, Inc.                                            125,300          1,631,406
 * Cirrus Logic, Inc.                                                    23,700            203,820
 * CKE Restaurants, Inc.                                                 13,200             92,400
*# CMS Energy Corp.                                                      72,075            568,672
 * CNA Surety Corp.                                                      19,800            191,664
*# CNET Networks, Inc.                                                   28,272            211,192

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Coachmen Industries, Inc.                                              6,100    $       105,225
 * Coherent, Inc.                                                        18,636            446,146
 * Collins & Aikman Corp.                                                32,700            116,739
 * Columbus McKinnon Corp.                                                5,900             36,462
 * Comfort Systems USA, Inc.                                             14,800             71,188
   Commerce Group, Inc.                                                  18,600            744,186
   Commercial Federal Corp.                                              27,000            729,000
   Commercial Metals Co.                                                 17,800            458,172
   Commonwealth Industries, Inc.                                          6,300             46,179
 * Commscope, Inc.                                                       25,800            411,768
   Community Trust Bancorp, Inc.                                          5,340            175,062
 * Compucom Systems, Inc.                                                19,300             87,815
 * CompuCredit Corp.                                                     15,100            357,568
 * Compuware Corp.                                                      153,190            876,247
 * Conmed Corp.                                                          16,200            344,412
*# Consolidated Freightways Corp.                                           400                  2
 * Consolidated Graphics, Inc.                                            5,800            174,290
 * Continental Airlines, Inc.                                            39,400            734,810
   Cooper Tire & Rubber Co.                                              46,900            938,469
*# Corixa Corp.                                                           6,100             34,709
   Corn Products International, Inc.                                     21,240            736,178
 * Corrections Corporation of America                                     1,800             50,400
   Corus Bankshares, Inc.                                                 5,500            342,650
*# Covanta Energy Corp.                                                  47,114                330
 * Covenant Transport, Inc. Class A                                       4,900             92,316
*# Credence Systems Corp.                                                26,685            345,838
 * Credit Acceptance Corp.                                               25,400            381,000
   Crompton Corp.                                                        22,300            134,915
 * Cross Country Healthcare, Inc.                                        20,561            306,359
*# Crown Castle International Corp.                                      79,700            989,077
 * Crown Holdings, Inc.                                                  29,500            221,250
 * Crown Media Holdings, Inc.                                            25,417            223,924
   CSS Industries, Inc.                                                   4,600            136,666
   CTS Corp.                                                             15,000            183,900
 * Cumulus Media, Inc. Class A                                           23,000            439,300
 * CuraGen Corp.                                                          3,266             20,576
   Curtiss-Wright Corp.                                                   2,400            196,584
   Curtiss-Wright Corp-Cl B W/I                                           1,584            129,096
   Dana Corp.                                                            58,050            938,668
   Delphi Financial Group, Inc. Class A                                   8,145            432,499
 * Denbury Resources, Inc.                                               28,700            362,768
 # Dillards, Inc. Class A                                                48,214            812,406
   Dimon, Inc.                                                           17,500            118,125
 * Dollar Thrifty Automotive Group, Inc.                                 15,800            398,950
 * DoubleClick, Inc.                                                     10,400             99,320
   Downey Financial Corp.                                                16,200            782,460
 * Duane Reade, Inc.                                                     11,600            161,008
 * DuPont Photomasks, Inc.                                               11,479            266,542
 * Dura Automotive Systems, Inc.                                          6,150             63,406
 * DVI, Inc.                                                             16,600              1,162
*# Dynegy, Inc.                                                         129,400            517,600
 * E.piphany, Inc.                                                       42,632            336,793
*# EarthLink, Inc.                                                       41,000            393,600
 * Edgewater Technology, Inc.                                             4,472             22,181
 * eFunds Corp.                                                          23,393            405,869
 * Electro Rent Corp.                                                     9,700            134,830
 * Electroglas, Inc.                                                      7,500             29,625
*# Emmis Communications Corp. Class A                                    17,900            405,614
 * Entravision Communications Corp.                                      47,300            429,484
 * Esterline Technologies Corp.                                          13,400    $       310,612
 * Ethyl Corp.                                                            6,560            133,824
 * Exar Corp.                                                            23,502            455,704
   Extended Stay America, Inc.                                           60,400            893,920
 * Extreme Networks, Inc.                                                12,800            125,568
 * Fairchild Corp. Class A                                                8,736             44,554
   FBL Financial Group, Inc. Class A                                     10,200            266,730
*# Federal-Mogul Corp.                                                   98,700             28,623
   First American Financial Corp.                                        38,800          1,148,480
   First Citizens Bancshares, Inc.                                        3,500            386,365
 * First Horizon Pharmaceutical Corp.                                    21,900            249,660
   First Republic Bank                                                    8,050            299,862
 * Fleetwood Enterprises, Inc.                                            9,000             91,530
   Flowers Foods, Inc.                                                   13,925            363,442
 * Flowserve Corp.                                                       33,100            704,368
 * Forest Oil Corp.                                                      33,900            849,195
 * Franklin Covey Co.                                                     6,500              9,945
   Fremont General Corp.                                                  2,400             41,952
 * Friede Goldman Halter, Inc.                                            1,000                  1
 * FSI International, Inc.                                                2,100             13,818
 * FuelCell Energy, Inc.                                                  7,700            103,642
 * Gateway, Inc.                                                         85,700            382,222
   GATX Corp.                                                            31,200            758,160
 * Gaylord Entertainment Co.                                             18,550            558,169
   Gencorp, Inc.                                                         28,000            280,280
 * General Cable Corp.                                                    1,900             16,017
 * General Communications, Inc.
     Class A                                                              9,300             81,375
 * Genesee & Wyoming, Inc.                                                3,300             83,358
 * Genesis Microchip, Inc.                                               12,200            225,090
 * Genlyte Group, Inc.                                                    5,257            277,885
 * Gerber Scientific, Inc.                                                8,700             72,297
   Gibraltar Steel Corp.                                                  6,300            153,594
   Glatfelter (P.H.) Co.                                                 27,800            333,044
 * Glenayre Technologies, Inc.                                           25,600             76,544
 * GlobespanVirata, Inc.                                                 27,455            168,574
*# Goodyear Tire & Rubber Co.                                           105,200            710,100
   Goody's Family Clothing, Inc.                                         12,700            134,874
 * Graphic Packaging Corp.                                               13,200             46,728
   Gray Television, Inc.                                                 27,600            357,696
 * Great American Financial Resources, Inc.                              16,600            251,490
 * Great Atlantic & Pacific Tea Co., Inc.                                19,250            146,300
 * Group 1 Automotive, Inc.                                               4,500            156,150
 * Guilford Mills, Inc.                                                   1,111             13,332
 * Ha-Lo Industries, Inc.                                                27,300                 30
 * Hain Celestial Group, Inc.                                            20,600            475,242
   Handleman Co.                                                         15,900            279,840
 * Hanger Orthopedic Group, Inc.                                          6,900            116,610
 * Hanover Compressor Co.                                                51,800            493,136
   Harleysville Group, Inc.                                              19,100            374,360
 * Hearst-Argyle Television, Inc.                                        20,000            491,000
   Helmerich & Payne, Inc.                                               30,100            725,410
 * Hexcel Corp.                                                          15,100            104,794
 # Hollinger International, Inc. Class A                                  4,200             66,822
   Holly Corp.                                                            1,100             29,216
 * HomeStore, Inc.                                                        6,300             22,113
   Horace Mann Educators Corp.                                           27,000            364,770
 * Houston Exploration Co.                                               14,100            480,951
 * Hudson Highland Group, Inc.                                            3,352             67,643

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hudson River Bancorp, Inc.                                               100    $         3,476
 # Hughes Supply, Inc.                                                   14,100            644,370
 * Human Genome Sciences, Inc.                                           30,761            393,741
 * Hypercom Corp.                                                        18,900             96,201
 * Identix, Inc.                                                         41,088            212,836
 * IDT Corp.                                                             13,600            255,680
   Ikon Office Solutions, Inc.                                           87,800            743,666
 # IMC Global, Inc.                                                      72,900            529,983
 * IMCO Recycling, Inc.                                                   6,000             45,300
 * Incyte Genomics, Inc.                                                 28,000            169,400
 # IndyMac Bancorp, Inc.                                                 27,800            822,880
 * InFocus Corp.                                                         15,400            121,968
 * Infonet Services Corp.                                               123,900            235,410
 * Information Holdings, Inc.                                            10,000            222,500
 * Information Resources, Inc.                                            3,300             16,170
 * InfoSpace, Inc.                                                       15,076            395,745
   Ingles Market, Inc. Class A                                            4,000             40,400
 * Ingram Micro, Inc.                                                    78,600          1,145,988
 * Input/Output, Inc.                                                    20,000             78,200
 * Insight Communications Co., Inc.                                      31,800            309,732
 * Insight Enterprises, Inc.                                             13,373            250,075
 * Instinet Group, Inc.                                                 129,161            692,303
 * Integrated Device Technology, Inc.                                    30,398            573,002
 * Integrated Electrical Services, Inc.                                  15,200            119,168
 * InterCept Group, Inc.                                                  7,900             83,503
 * Interface, Inc. Class A                                               18,200            103,558
 * Interland, Inc.                                                          180              1,233
   Intermet Corp.                                                        10,000             48,700
   Interpool, Inc.                                                       10,750            163,400
 * Interwoven, Inc.                                                       7,250            108,605
   Iomega Corp.                                                          25,700            141,093
 * Ionics, Inc.                                                          11,500            369,725
 * ITXC Corp.                                                            16,800             66,360
 * Jacuzzi Brands, Inc.                                                  18,700            120,615
 * Jakks Pacific, Inc.                                                    9,599            130,450
 * JDA Software Group, Inc.                                               8,652            157,639
   JLG Industries, Inc.                                                  11,700            175,968
 * Jones Lang LaSalle, Inc.                                              11,000            230,450
 * K2, Inc.                                                              18,000            275,400
   Kaman Corp. Class A                                                    9,000            115,830
*# Kansas City Southern Industries, Inc.                                 39,200            521,360
*# Keane, Inc.                                                           13,800            194,580
   Kellwood Co.                                                          13,100            500,944
   Kelly Services, Inc.                                                  14,100            401,568
 * Kemet Corp.                                                           55,000            726,000
 * Kforce, Inc.                                                           7,839             66,240
   Kimball International, Inc. Class B                                   15,339            227,324
 * Kindred Healthcare, Inc.                                              10,700            552,013
 * Kirby Corp.                                                           12,100            363,000
 * Knight Trading Group, Inc.                                             7,531            108,672
 * Kulicke & Soffa Industries, Inc.                                         300              4,944
   Labranche & Co., Inc.                                                 27,400            226,598
   LaFarge North America, Inc.                                           26,900          1,024,890
 * Lakes Entertainment, Inc.                                              4,150             59,756
   Landamerica Financial Group, Inc.                                     11,200            575,680
   Landry's Restaurants, Inc.                                            17,500            429,100
*# Lattice Semiconductor Corp.                                           60,900            576,723
   Lawson Products, Inc.                                                  3,800            128,934
 * Lawson Software, Inc.                                                 19,700            166,268
   Liberty Corp.                                                          9,600            426,720
   Lithia Motors, Inc. Class A                                            9,200    $       228,344
 # LNR Property Corp.                                                    12,900            570,825
   Lone Star Steakhouse & Saloon, Inc.                                   13,172            303,878
 # Longs Drug Stores Corp.                                               22,500            551,250
   Longview Fibre Co.                                                    29,300            321,421
 * Louisiana-Pacific Corp.                                               60,300          1,090,827
 * LTX Corp.                                                              7,000            116,760
 * Luby's, Inc.                                                          10,400             39,104
   Lyondell Chemical Co.                                                 64,420            955,993
 * M & F Worldwide Corp.                                                  7,100             98,335
 * Magnetek, Inc.                                                         9,200             59,340
 * Magnum Hunter Resources, Inc.                                         34,900            313,751
 * Mail-Well, Inc.                                                       13,200             49,896
 * Manugistic Group, Inc.                                                14,700             97,902
   Massey Energy Co.                                                     45,200            628,280
 * Mastec, Inc.                                                          12,500            166,000
 * Maxxam, Inc.                                                           2,600             41,600
 * Maxygen, Inc.                                                          3,900             42,315
 * Medarex, Inc.                                                         38,700            263,160
   Media General, Inc. Class A                                           14,100            943,149
 * Medquist, Inc.                                                        12,000            184,680
 * MEMC Electronic Materials, Inc.                                       35,300            383,358
*# Mens Warehouse, Inc.                                                  10,900            334,957
 # Metris Companies, Inc.                                                22,600            100,796
 * Metromedia International Group, Inc.                                  44,700              6,817
   Midland Co.                                                            6,900            146,142
   Milacron, Inc.                                                        13,200             30,624
   Millennium Chemicals, Inc.                                            16,600            179,612
 * MIPS Technologies, Inc.                                                1,959             10,677
 * MKS Instruments, Inc.                                                  4,246            117,657
   Modine Manufacturing Co.                                              21,724            554,179
 * Mondavi (Robert) Corp. Class A                                         5,700            199,500
*# Mony Group, Inc.                                                      23,500            740,720
 * Moog, Inc. Class A                                                     1,500             65,250
   Movado Group, Inc.                                                     3,400             92,446
 * MPS Group, Inc.                                                       65,300            600,760
 * MRV Communications, Inc.                                              40,700            163,207
 * MSC Software Corp.                                                     5,000             49,250
   MTS Systems Corp.                                                      3,500             64,995
 * Mueller Industries, Inc.                                              18,500            597,920
   Myers Industries, Inc.                                                 5,100             63,903
   Nacco Industries, Inc. Class A                                         4,100            319,800
   National Presto Industries, Inc.                                       2,700             96,120
 * NCI Building Systems, Inc.                                            12,000            279,480
 * NCO Group, Inc.                                                       15,495            357,934
*# Neoforma, Inc.                                                         5,400             86,184
   NetBank, Inc.                                                         18,773            245,926
 * NetIQ Corp.                                                           36,258            434,733
 * NetRatings, Inc.                                                      13,190            133,483
 * Network Equipment Technologies,
     Inc.                                                                 6,100             63,440
 * Newport Corp.                                                         24,688            420,437
*# Northwest Airlines Corp.                                              33,500            442,535
 * Novell, Inc.                                                          17,671            167,875
 * NS Group, Inc.                                                         8,100             60,507
 * Nuevo Energy Co.                                                         200              3,948
 * Ocular Sciences, Inc.                                                  3,000             85,890
 * Ocwen Financial Corp.                                                 26,300            182,785
 # Odyssey Re Holdings Corp.                                             47,000          1,075,830
*# Officemax, Inc.                                                       48,600            477,738

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Offshore Logistics, Inc.                                              14,300    $       361,075
*# Ohio Casualty Corp.                                                   35,700            607,257
 * Oil States International, Inc.                                        24,800            311,488
 * On Command Corp.                                                       6,100             11,316
 * Oplink Communications, Inc.                                           62,000            148,180
 * Orbital Sciences Corp.                                                 7,800             71,526
 * Oregon Steel Mills, Inc.                                              10,300             30,591
   Overseas Shipholding Group, Inc.                                      22,700            639,005
 * Owens-Illinois, Inc.                                                  91,800          1,035,504
 * Pacificare Health Systems, Inc.                                       18,800          1,224,068
 * Palmone Inc.                                                           2,800             41,916
 * Palmsource Inc.                                                          867             22,187
   Park Electrochemical Corp.                                             5,850            149,468
 * Parker Drilling Co.                                                   36,300             86,757
 * Pathmark Stores, Inc.                                                 11,800             85,668
 * Paxson Communications Corp.                                           18,600             89,280
   Peabody Energy Corp.                                                  34,500          1,162,650
 * Pegasus Solutions, Inc.                                                  200              2,376
   Penn Virginia Corp.                                                    5,400            253,314
 # Pep Boys - Manny, Moe & Jack                                          31,500            645,750
   PepsiAmericas, Inc.                                                   65,300          1,024,557
 * Per-Se Technologies, Inc.                                             11,800            165,790
   Phillips-Van Heusen Corp.                                             15,200            267,520
 * Photronics, Inc.                                                       3,874             71,553
 * Pico Holdings, Inc.                                                    4,200             63,084
   Pilgrims Pride Corp. Class B                                          16,600            248,170
 * Pinnacle Entertainment, Inc.                                          10,200             93,126
 * Plexus Corp.                                                          12,712            225,638
 # PMA Capital Corp. Class A                                             16,434             65,243
 * Polyone Corp.                                                         36,900            219,555
   Pope & Talbot, Inc.                                                    2,400             32,520
   Potlatch Corp.                                                        11,200            361,200
 * Power-One, Inc.                                                       15,929            134,281
 * Powerwave Technologies, Inc.                                          34,100            254,045
   Presidential Life Corp.                                               18,600            269,700
 * PRG-Schultz International, Inc.                                       27,514            136,194
 * Pride International, Inc.                                             60,300            961,785
 * Prime Hospitality Corp.                                               28,400            312,968
 * Procurenet, Inc.                                                      13,000                 13
 * Protection One, Inc.                                                  38,300             17,235
   Protective Life Corp.                                                 34,500          1,133,325
*# Protein Design Labs, Inc.                                             35,600            493,416
   Provident Financial Group, Inc.                                       24,357            754,093
 * Province Healthcare Co.                                               29,200            447,636
 * PSS World Medical, Inc.                                               20,400            209,100
 * PTEK Holdings, Inc.                                                   11,700            102,024
   Pulitzer, Inc.                                                         5,900            312,700
   Quanex Corp.                                                           8,700            343,911
 * Quanta Services, Inc.                                                 73,500            562,275
 * Quantum Corp.- DLT                                                     3,600             11,376
 * Radio One, Inc.                                                       11,100            194,916
 * Range Resources Corp.                                                  9,600             75,840
 * RealNetworks , Inc.                                                   41,800            249,546
   Regal-Beloit Corp.                                                    12,500            258,125
   Reinsurance Group of America, Inc.                                    24,900            925,035
   Reliance Steel & Aluminum Co.                                         20,200            595,496
*# Reliant Resources, Inc.                                              176,600          1,158,496
 * Remec, Inc.                                                            7,900             88,638
 * Rent-Way, Inc.                                                        10,100             74,841
   Resource America, Inc.                                                 6,700             87,301
 * Retail Ventures Inc.                                                  13,300    $        71,820
   Riggs National Corp.                                                  18,100            310,596
 * Riverstone Networks, Inc.                                             13,200             14,520
   RLI Corp.                                                              4,600            166,520
   Rock-Tenn Co. Class A                                                 19,700            313,230
   Roto-Rooter, Inc.                                                      2,500             92,025
 * Rowan Companies, Inc.                                                  7,900            167,243
 * RTI International Metals, Inc.                                         8,200            111,110
   Ruddick Corp.                                                         27,700            468,130
   Russell Corp.                                                         20,600            378,834
 * Ryan's Family Steak Houses, Inc.                                      25,300            375,452
   Ryder System, Inc.                                                    33,500          1,044,865
   Ryerson Tull, Inc.                                                     9,718             87,559
 * Safeguard Scientifics, Inc.                                           47,100            161,082
 * Saks, Inc.                                                            87,200          1,341,136
 * Sapient Corp.                                                         24,500            137,690
   Sauer-Danfoss, Inc.                                                   18,500            296,000
   Schulman (A.), Inc.                                                   15,455            302,145
   Schweitzer-Maudoit International, Inc.                                 4,600            127,512
   SCPIE Holdings, Inc.                                                   3,900             38,805
 * SCS Transportation, Inc.                                               5,750             95,623
   Seaboard Corp.                                                           540            124,470
 * Seacor Smit, Inc.                                                     12,250            467,215
   Selective Insurance Group, Inc.                                       17,300            560,693
 * Sequa Corp. Class A                                                    2,800            133,700
 * Sequa Corp. Class B                                                    1,300             63,635
 * Sequenom, Inc.                                                        14,900             53,655
 * Service Corp. International                                          154,500            764,775
 * Shaw Group, Inc.                                                      30,800            401,016
 * Shiloh Industries, Inc.                                                6,000             27,090
 * Shopko Stores, Inc.                                                   18,500            308,025
 * Silicon Graphics, Inc.                                                79,700             90,061
 * Silicon Storage Technology, Inc.                                      26,000            352,820
 * Sinclair Broadcast Group, Inc.
     Class A                                                              1,000             11,470
 * Six Flags, Inc.                                                       49,500            334,125
   Skyline Corp.                                                          3,300            105,930
 * Skyworks Solutions, Inc.                                              69,986            615,177
 * Smart & Final Food, Inc.                                              11,700            106,821
   Smith (A.O.) Corp.                                                    10,750            377,755
 * Smithfield Foods, Inc.                                                42,600            998,970
 * Sola International, Inc.                                              12,400            243,040
   Sonic Automotive, Inc.                                                13,800            309,810
 * SonicWALL, Inc.                                                       33,300            266,067
 * Sourcecorp, Inc.                                                      10,200            249,492
   South Jersey Industries, Inc.                                          6,800            267,920
 * Southwestern Energy Co.                                               13,900            283,699
 * Spanish Broadcasting System, Inc.                                     10,200            102,510
 * Spherion Corp.                                                        37,700            337,038
 * Spinnaker Exploration Co.                                             17,200            453,048
 * SPS Technologies, Inc.                                                 5,100            249,696
*# SR Telecom, Inc.                                                         521              2,970
   StanCorp Financial Group, Inc.                                        11,400            713,184
   Standard Motor Products, Inc.
     Class A                                                              7,700             77,385
   Standard Pacific Corp.                                                11,500            574,195
   Standard Register Co.                                                 10,500            166,740
   Starrett (L.S.) Co. Class A                                            2,000             28,540
*# Steel Dynamics, Inc.                                                  23,858            477,637
   Steelcase, Inc. Class A                                               26,700            331,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Stepan Co.                                                             3,500    $        87,710
   Stewart & Stevenson Services, Inc.                                    15,900            223,236
 * Stewart Enterprises, Inc.                                             59,900            279,733
 * Stewart Information Services Corp.                                     8,400            324,492
 * Stillwater Mining Co.                                                 47,800            402,476
 * Stoneridge, Inc.                                                       8,800            117,480
   Stride Rite Corp.                                                     16,200            187,434
*# Sunrise Senior Living, Inc.                                           17,800            614,456
 * Swift Energy Corp.                                                    17,400            246,906
   SWS Group, Inc.                                                        1,100             20,691
 * Sycamore Networks, Inc.                                              173,082            920,796
 * Systemax, Inc.                                                        13,350             96,788
 * Tech Data Corp.                                                       28,400          1,046,256
   Tecumseh Products Co. Class A                                          8,800            362,208
   Tecumseh Products Co. Class B                                          2,200             88,000
 * Teletech Holdings, Inc.                                               33,472            336,394
 # Temple-Inland, Inc.                                                   12,100            684,013
 * Tenneco Automotive, Inc.                                              11,000             61,050
 * Terex Corp.                                                           23,500            606,065
 * Terra Industries, Inc.                                                30,000             96,900
 * Tesoro Petroleum Corp.                                                35,400            448,872
   Texas Industries, Inc.                                                10,500            306,705
 * The Dress Barn, Inc.                                                  11,400            166,896
   The Marcus Corp.                                                      12,600            188,370
 # Thomas & Betts Corp.                                                  29,200            607,360
 * THQ, Inc.                                                             15,037            241,945
 * TIBCO Software, Inc.                                                 110,000            643,500
   Tidewater, Inc.                                                       28,300            781,363
 * Timco Aviation Services, Inc.                                            910                410
 * Time Warner Telecom, Inc.                                             10,380            109,509
   Timken Co.                                                            56,400            966,132
   Titan International, Inc.                                              8,100             15,552
 * Titanium Metals Corp.                                                  1,320             62,700
 * Tower Automotive, Inc.                                                22,000            100,100
 * Trammell Crow Co.                                                     16,800            225,960
 * Trans World Entertainment Corp.                                       15,200            107,464
 * Transkaryotic Therapies, Inc.                                         14,010            181,990
 * Transmeta Corp.                                                       15,600             51,480
 * Transmontaigne Oil Co.                                                 6,500             39,065
   Tredegar Industries, Inc.                                             18,800            289,520
 * Trenwick Group, Ltd.                                                  38,857                971
 * Triad Guaranty, Inc.                                                   7,300            340,545
 * Triad Hospitals, Inc.                                                 29,300          1,013,780
 * Trico Marine Services, Inc.                                           14,200             18,176
 # Trinity Industries, Inc.                                              23,100            599,445
 * Triquint Semiconductor, Inc.                                          53,230            430,098
 * Triumph Group                                                         10,000            325,900
 * TriZetto Group, Inc.                                                  12,500             80,625
 * Tweeter Home Entertainment
     Group, Inc.                                                          9,400             78,584
 * UICI                                                                  24,500            338,345
   UMB Financial Corp.                                                   13,753            671,009
 * Unifi, Inc.                                                           21,100            108,243
   Unifirst Corp.                                                         3,600             83,628
   United Auto Group, Inc.                                               26,000            642,200
   United Community Financial Corp.                                      14,300            160,446
*# United Rentals, Inc.                                                  41,500            768,580
 # United States Steel Corp.                                             51,600    $     1,282,260
   Unitrin, Inc.                                                         26,400            998,712
 * Universal American Financial Corp.                                    20,840            216,944
 * Universal Compression Holdings, Inc.                                  13,560            317,982
   Universal Forest Products, Inc.                                        7,300            222,212
 * Universal Stainless & Alloy
     Products, Inc.                                                       2,500             21,075
   Unizan Financial Corp.                                                10,702            230,093
 * Unova, Inc.                                                            3,700             88,504
 * URS Corp.                                                             20,900            476,520
 * US Oncology, Inc.                                                     43,006            437,801
   Usec, Inc.                                                            40,300            303,459
   USF Corp.                                                             17,220            568,777
 * Vail Resorts, Inc.                                                    14,160            215,657
 # Valeant Pharmaceuticals
     International                                                       12,100            289,311
   Valhi, Inc.                                                           47,300            653,686
 * ValueClick, Inc.                                                      14,500            121,075
 * Valuevision Media, Inc. Class A                                          900             13,950
 * Veeco Instruments, Inc.                                                6,300            185,850
*# Venturi Partners, Inc.                                                    44                528
 * Veritas DGC, Inc.                                                     13,100            118,031
 * Vicor Corp.                                                            5,900             67,850
 * Vignette Corp.                                                        63,300            146,223
   Vintage Petroleum, Inc.                                               40,700            423,687
 # Visteon Corp.                                                         65,200            511,820
 * Vitesse Semiconductor, Inc.                                           82,700            603,710
 * Volt Information Sciences, Inc.                                        6,000            122,400
   Walter Industries, Inc.                                               20,960            256,550
*# Warnaco Group, Inc.                                                   22,600                 23
   Watsco, Inc. Class A                                                  11,150            259,126
   Watts Water Technologies, Inc.                                         8,800            180,400
   Wausau-Mosinee Paper Corp.                                            32,700            402,210
   Waypoint Financial Corp.                                              13,160            282,545
   Weis Markets, Inc.                                                     3,200            113,600
   Wellman, Inc.                                                         12,500            108,750
   Wesco Financial Corp.                                                  2,775            968,614
   West Pharmaceutical Services, Inc.                                     5,200            176,800
 * Westport Resources Corp.                                              33,600            910,560
 * Wind River Systems, Inc.                                              19,500            126,945
 * Wolverine Tube, Inc.                                                   4,800             25,248
   Woodward Governor Co.                                                  4,641            231,493
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $187,109,335)                                                                 179,329,905
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc.
    Warrants 03/19/09                                                    24,308            153,141
 * Imperial Credit Industries, Inc.
    Warrants 01/31/08                                                       511                  0
 * Orbital Science Corp.
    Warrants 08/31/04                                                       203                954
 * Timco Aviation Services
    Warrants 02/27/07                                                     2,178                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS (Cost $1,119,289)                                                    154,095
                                                                                   ---------------

                                                                                                      FACE
                                                                                                     AMOUNT                 VALUE+
                                                                                                     ------                 ------
                                                                                                     (000)
BONDS -- (0.0%)
*  Timco Aviation Services, Inc. Jr Subordinated Note 8.000%, 01/02/07
     (Cost $0)                                                                                   $            1     $            0
                                                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (16.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03 (Collateralized by $7,783,000
     FMC Discount Notes 1.11%, 03/25/04, valued at $7,753,814) to be repurchased at $7,639,522            7,639          7,639,000
  Repurchase agreements in a Pooled Cash Account, UBS Warburg and Deutsche Bank Securities
     Inc., 1.01% and 1.02% respectively, 12/01/03 (Collateralized by $21,225,000 U.S. Treasury
     Obligations, rates ranging from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $26,259,179) to be repurchased at $25,588,579 (Cost $25,586,413)^            25,586         25,586,413
                                                                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $33,225,413)                                                                                                   33,225,413
                                                                                                                    --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $221,454,037)++                                                                                            $  212,709,413
                                                                                                                    ==============

----------
   + See Note B to Financial Statements.
   * Non-Income Producing Securities.
   # Total or Partial Securities on Loan.
   ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $221,597,111.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.7%)
   1st Source Corp.                                                     224,624    $     5,042,809
 * 24/7 Real Media, Inc.                                                139,700            210,947
 * 3-D Systems Corp.                                                     85,700            779,870
 * AAR Corp.                                                            799,130          8,358,900
   ABC Bancorp                                                           18,280            307,470
 * Abgenix, Inc.                                                        386,730          4,358,447
*# Abiomed, Inc.                                                         27,109            200,308
 * Ablest, Inc.                                                          16,800             91,560
   Abrams Industries, Inc.                                               10,000             41,500
 * ABX Air, Inc.                                                        871,600          3,442,820
 * Aclara Biosciences, Inc.                                             234,742            751,174
 * Acme Communications, Inc.                                            281,009          2,388,576
 * Acme United Corp.                                                      8,700             45,675
 * ACT Teleconferencing, Inc.                                           131,022            216,186
 * Active Power, Inc.                                                   739,200          2,483,712
   Acuity Brands, Inc.                                                   69,000          1,645,650
 * Adams Resources & Energy, Inc.                                         6,700             77,854
 * Adaptec, Inc.                                                        465,590          4,101,848
 * Adept Technology, Inc.                                                96,800            174,240
 * Administaff, Inc.                                                    234,800          3,512,608
 * Advanced Digital Information Corp.                                    53,100            805,527
*# Advanced Magnetics, Inc.                                              82,700          1,178,475
 * Advanced Power Technology, Inc.                                      168,726          1,385,240
   Advanta Corp. Class A                                                269,589          3,383,342
   Advanta Corp. Class B Non-Voting                                     447,674          5,748,134
 * Advent Software, Inc.                                                 24,300            425,493
 * Aehr Test Systems                                                     89,200            345,115
 * AEP Industries, Inc.                                                 175,150          1,266,334
 * Aether Systems, Inc.                                               1,111,975          5,526,516
 * Aetrium, Inc.                                                        139,100            493,805
 * AG Services America, Inc.                                              9,600             81,120
 * Agile Software Corp.                                                 133,300          1,464,967
   Agilysys, Inc.                                                       795,446          8,956,722
 * Air Methods Corp.                                                    100,900            913,145
 * Airnet Systems, Inc.                                                 200,900            701,141
 * Airspan Networks, Inc.                                                96,100            231,601
 * AK Steel Holding Corp.                                             2,059,316          6,177,948
*# Akamai Technologies, Inc.                                            823,500         11,051,370
   Alamo Group, Inc.                                                    158,700          2,337,651
 * Alaska Air Group, Inc.                                               693,900         19,956,564
 * Alaska Communications Systems
     Group, Inc.                                                        259,300          1,293,648
 * Alderwoods Group, Inc.                                                75,400            668,044
 * Aldila, Inc.                                                          78,966            280,329
   Alexander & Baldwin, Inc.                                            802,063         25,232,902
 * Alexion Pharmaceuticals, Inc.                                        264,300          4,955,625
   Alico, Inc.                                                           46,500          1,622,850
 * All American Semiconductor, Inc.                                      29,260            132,548
   Allegheny Technologies, Inc.                                         406,700          3,334,940
   Allen Organ Co. Class B                                                5,000            238,750
 * Alliance Semiconductor Corp.                                         870,446          7,189,884
 * Allied Defense Group, Inc.                                            75,700          1,591,971
 * Allied Healthcare International, Inc.                                228,600          1,271,016
 * Allied Healthcare Products, Inc.                                     124,200            504,252
 * Allied Holdings, Inc.                                                111,535            511,946
 * Allied Motion Technologies, Inc.                                      45,300            200,679
 * Allmerica Financial Corp.                                            588,500         16,095,475
 * Allou Health Care, Inc. Class A                                       97,500    $         4,972
 * Alloy, Inc.                                                          588,175          3,164,381
 * Allscripts Healthcare Solutions, Inc.                                510,600          2,772,558
 * Almost Family, Inc.                                                   13,700            115,765
 * Alpha Technologies Group, Inc.                                        82,112            119,062
   Alpharma, Inc. Class A                                             1,021,600         20,585,240
*# Alterra Healthcare Corp.                                             372,400                 48
   Ambassadors, Inc.                                                    159,300          2,083,644
 * AMC Entertainment, Inc.                                              463,900          7,028,085
 * Amcast Industrial Corp.                                              149,800            352,030
*# Amerco, Inc.                                                         242,700          6,620,856
*# America West Holdings Corp.
     Class B                                                            664,200         10,029,420
 * American Banknote Corp.                                                  745                488
   American Biltrite, Inc.                                               45,600            306,888
 * American Building Control, Inc.                                      187,600            318,920
 # American Business Financial
     Services, Inc.                                                      39,259            161,786
 * American Ecology Corp.                                                48,100            223,184
*# American Greetings Corp.
     Class A                                                          1,278,100         26,993,472
   American Home Mortgage Holdings,
     Inc.                                                                 4,100             92,004
 * American Indemnity Financial Escrow                                   14,200             14,200
 * American Independence Corp.                                           14,600            158,264
 * American Management Systems, Inc.                                     45,900            684,369
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                      20,800                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                   20,800                  0
 * American Medical Security Group, Inc.                                336,800          7,574,632
 * American Pacific Corp.                                               104,300            985,635
 * American Physicians Capital, Inc.                                    225,784          3,725,436
 * American Physicians Services Group,
     Inc.                                                                36,300            299,475
 * American Retirement Corp.                                            279,800            867,380
   American Shared Hospital Services                                      2,100             13,020
   American Software, Inc. Class A                                      280,250          1,723,537
 * American Superconductor Corp.                                        349,800          3,693,888
 * American Technical Ceramics Corp.                                     83,100            590,010
   Americana Bancorp, Inc.                                               26,030            398,780
*# Americredit Corp.                                                    268,300          3,608,635
   AmeriServe Financial, Inc.                                           304,288          1,521,440
   Ameron International Corp.                                           117,400          3,874,200
 # AmerUs Group Co.                                                     486,485         17,489,136
*# Ames Department Stores, Inc.                                           9,919                 15
 * Amistar Corp.                                                         42,300             87,138
   Ampco-Pittsburgh Corp.                                               200,000          2,144,000
   Amrep Corp.                                                           96,692          1,498,726
 * Amtech Systems, Inc.                                                   6,000             41,700
 * Amwest Insurance Group, Inc.                                          23,990                192
 * Anadigics, Inc.                                                      486,577          3,260,066
 * Analysts International Corp.                                         245,810            762,011
*# Analytical Surveys, Inc.                                                 830              2,341
 * Anaren, Inc.                                                         363,340          5,439,200
   Andersons, Inc.                                                       96,700          1,623,593
*# Andrew Corp.                                                       1,086,522         12,788,364
 * Angeion Corp.                                                            315                668
   Angelica Corp.                                                       146,000          3,014,900

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Angelo & Maxie's, Inc.                                                25,350    $        55,897
 * AnswerThink, Inc.                                                    141,500            847,585
*# Antigenics, Inc.                                                       1,900             23,446
 * APA Optics, Inc.                                                     157,400            393,500
   Apogee Enterprises, Inc.                                             175,400          2,074,982
   Applica, Inc.                                                        615,100          4,490,230
 * Applied Extrusion Technologies, Inc.                                 247,300            615,777
   Applied Industrial Technologies, Inc.                                497,600         11,793,120
 * Applied Innovation, Inc.                                              51,000            332,010
 * Applied Micro Circuits Corp.                                          46,600            301,036
 * Applied Molecular Evolution, Inc.                                    107,339          1,904,194
 * Apropos Technology, Inc.                                             263,400          1,053,600
*# Aradigm Corp.                                                          4,100              7,585
*# Arch Capital Group, Ltd.                                              67,300          2,487,408
   Arch Chemicals, Inc.                                                 481,387         11,018,948
 * Arena Pharmaceuticals, Inc.                                          742,844          5,118,195
 * Argonaut Group, Inc.                                                 519,791          8,316,656
 * Argonaut Technologies, Inc.                                            8,200             10,332
 * Ariba, Inc.                                                          865,100          2,733,716
 * Ark Restaurants Corp.                                                 21,300            270,510
 * Arlington Hospitality, Inc.                                           70,000            266,700
 * Armor Holdings, Inc.                                                  12,400            300,700
*# Armstrong Holdings, Inc.                                             389,200            338,604
 * Arqule, Inc.                                                         568,649          2,797,753
 * Array BioPharma, Inc.                                                 23,000            120,750
 * Arris Group, Inc.                                                  1,684,241         10,863,354
 * Art Technology Group, Inc.                                            52,300             88,910
 * Artesyn Technologies, Inc.                                           433,000          3,416,370
   ASB Financial Corp.                                                   14,600            343,100
 * Ascential Software Corp.                                             417,288         10,557,386
 * Ashworth, Inc.                                                       338,703          2,760,429
 * Aspect Communications Corp.                                          300,414          4,422,094
 * Aspen Technology, Inc.                                               353,800          2,720,722
 * Astea International, Inc.                                             13,200             33,660
 * Astec Industries, Inc.                                               325,364          4,291,551
   Astro-Med, Inc.                                                       56,575            914,818
 * Astronics Corp.                                                       19,687             97,352
 * Astronics Corp. Class B                                                7,756             40,719
*# AstroPower, Inc.                                                      28,600             20,592
 * ATA Holdings Corp.                                                   184,300          1,677,130
 * Atari, Inc.                                                           11,280             46,248
 * Atlantic American Corp.                                               42,900            113,685
 * Atlantis Plastics, Inc.                                               60,800            663,936
*# Atlas Air Worldwide Holdings, Inc.                                   527,800            348,348
 * ATP Oil & Gas Corp.                                                  102,300            517,638
   Atrion Corp.                                                          36,150          1,735,200
 * ATS Medical, Inc.                                                     13,800             51,888
 * Atwood Oceanics, Inc.                                                168,011          4,316,203
 * Audiovox Corp. Class A                                               536,949          7,447,483
 * Ault, Inc.                                                            93,300            251,910
 * Aurora Foods, Inc.                                                   534,673              8,555
 * Avalon Holding Corp. Class A                                          25,112             65,417
 * Avanex Corp.                                                         405,100          1,920,174
 * Avatar Holdings, Inc.                                                 75,500          2,555,675
 * Aviall, Inc.                                                         364,200          5,827,200
 * Avici Systems Inc.                                                   142,038          1,221,527
 * Avigen, Inc.                                                         523,218          3,400,917
 * Avteam, Inc. Class A                                                  80,300                 84
 * Aware, Inc.                                                          447,799          1,491,171
 * Axcelis Technologies, Inc.                                            87,120            999,266
 * Axsys Technologies, Inc.                                              62,200            865,202
 * AXT, Inc.                                                            321,728    $     1,100,310
 * Aztar Corp.                                                          693,000         15,419,250
 * AZZ, Inc.                                                             80,900            985,362
 * Badger Paper Mills, Inc.                                              10,400             47,944
   Bairnco Corp.                                                        114,700            765,049
 * Baker (Michael) Corp.                                                 79,400            841,640
   Baldwin & Lyons, Inc. Class B                                         82,425          2,058,976
 * Baldwin Technology, Inc. Class A                                     219,700            659,100
 * Ballantyne Omaha, Inc.                                                32,200             67,620
 * Bally Total Fitness Holding Corp.                                    883,500          6,184,500
 * Bancinsurance Corp.                                                   76,470            502,408
   Bandag, Inc. Class A                                                 112,600          4,346,360
 * BankUnited Financial Corp. Class A                                   121,400          3,089,630
   Banner Corp.                                                         295,893          7,441,709
 * Barrett Business Services, Inc.                                       84,800          1,255,040
 * Barry (R.G.) Corp.                                                   154,464            919,061
   Bassett Furniture Industries, Inc.                                   301,305          4,941,402
 * Bay View Capital Corp.                                             1,515,142          9,196,912
 * Bayou Steel Corp. Class A                                            169,900                849
 * BCT International, Inc.                                               11,100             22,033
 * BE Aerospace, Inc.                                                    10,325             59,369
 * Beazer Homes USA, Inc.                                                66,700          7,117,557
   Bel Fuse, Inc. Class A                                                13,000            341,575
   Belden, Inc.                                                         660,255         13,007,023
 * Bell Industries, Inc.                                                161,863            437,030
 * Bell Microproducts, Inc.                                             475,483          4,093,909
 * Bethlehem Steel Corp.                                              1,057,000             16,912
 * Beverly Enterprises                                                2,136,700         16,730,361
 * BF Enterprises, Inc.                                                   2,300             19,492
 * Big 4 Ranch, Inc.                                                     73,300                  0
 * Bioanalytical Systems, Inc.                                           17,100             75,924
 * Biocryst Pharmaceuticals, Inc.                                        36,000            294,840
 * Biosource International, Inc.                                        128,400            937,320
   Black Hills Corp.                                                          3                 97
   Blair Corp.                                                          173,390          4,334,750
 * Blonder Tongue Laboratories, Inc.                                     22,600             72,320
 * Bluegreen Corp.                                                      379,098          2,388,317
 * BMC Industries, Inc.                                                 241,800             12,090
 * BNS Co. Class A                                                       46,855            262,388
 * Boca Resorts, Inc.                                                   813,664         11,619,122
 * Bogen Communications International,
     Inc.                                                                44,700            219,030
 * Bolt Technology Corp.                                                 13,700             52,745
 * Bombay Co., Inc.                                                     293,340          3,000,868
   Bon-Ton Stores, Inc.                                                 211,300          2,831,420
 * Books-a-Million, Inc.                                                313,700          1,411,650
 * Boston Biomedical, Inc.                                               56,300            140,750
   Bostonfed Bancorp, Inc.                                               51,260          1,658,261
 * Bottomline Technologies, Inc.                                         83,000            747,000
   Bowl America, Inc. Class A                                            54,022            742,802
   Bowne & Co., Inc.                                                    712,832         10,507,144
 * Brass Eagle, Inc.                                                    131,400          1,214,136
 * Braun Consulting, Inc.                                               198,200            495,500
 * Brigham Exploration Co.                                               45,700            327,166
 * BrightStar Information Technology
     Group, Inc.                                                        106,200             10,620
 * Brillian Corp.                                                       122,950            979,911
 * Brooktrout, Inc.                                                     254,727          3,749,581
 * Bruker BioSciences Corp.                                                 700              3,486
 * Brush Engineered Materials, Inc.                                     430,609          5,804,609
 * BSQUARE Corp.                                                        144,300            213,564

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * BTU International, Inc.                                               91,000    $       383,110
 * Buca, Inc.                                                           435,757          2,462,027
 * Buckeye Technology, Inc.                                             684,898          6,992,809
   Building Materials Holding Corp.                                     346,076          5,243,051
 * Bull Run Corp.                                                         8,560              9,330
   Burlington Coat Factory Warehouse
     Corp.                                                              847,001         17,871,721
 * Bush Industries, Inc. Class A                                        215,400            734,514
 * Butler International, Inc.                                            81,200            127,484
   Butler Manufacturing Co.                                              95,600          1,979,876
 * C-COR.net Corp.                                                      302,726          3,572,167
 * Cable Design Techologies Corp.                                       830,787          8,440,796
   Cadmus Communications Corp.                                          117,400          1,426,410
   Calgon Carbon Corp.                                                  732,800          4,506,720
 * California Coastal Communities, Inc.                                  71,400            788,970
   California First National Bancorp                                     77,600            895,892
 * Caliper Technologies Corp.                                           659,579          4,214,710
 * Callon Petroleum Corp.                                               334,100          3,073,720
   Cal-Maine Foods, Inc.                                                134,400          2,854,656
   Camco Financial Corp.                                                 19,083            337,578
 * Cannon Express, Inc. Class A                                             900              1,102
 * Cannondale Corp.                                                     128,800             25,760
 * Canterbury Consulting Group, Inc.                                        842                796
 * Capital Pacific Holdings, Inc.                                       201,300            684,420
 * Capital Senior Living Corp.                                          357,200          2,178,920
 * Caprius, Inc.                                                          1,439                288
 * Capstone Turbine Corp.                                                 2,200              3,806
 * Captaris, Inc.                                                       446,165          2,645,758
 * Captiva Software Corp.                                                72,800            955,209
 * Caraustar Industries, Inc.                                           683,465          7,962,367
 * Cardiotech International, Inc.                                        64,291            403,105
 * CareCentric, Inc.                                                     29,400             22,050
 * Career Blazers, Inc. Trust Units                                       9,540                  0
   Carpenter Technology Corp.                                           581,965         15,596,662
 * Carreker Corp.                                                        30,700            459,272
 * Carriage Services, Inc. Class A                                      375,100          1,234,079
 * Carrier Access Corp.                                                  39,600            590,040
 * Carrington Laboratories, Inc.                                        121,900            519,294
*# Carrizo Oil & Gas, Inc.                                               25,600            192,000
   Cascade Corp.                                                         68,550          1,837,140
 * Casella Waste Systems, Inc. Class A                                  154,000          2,063,600
   Casey's General Stores, Inc.                                          96,600          1,687,602
 * Castle (A.M.) & Co.                                                  217,730          1,001,558
   Castle Energy Corp.                                                  142,700            813,390
 * Casual Male Retail Group, Inc.                                       385,365          3,314,139
 * Catalina Lighting, Inc.                                               22,040            269,792
 * Catalytica Energy Systems, Inc.                                      145,300            508,550
 * Cavalier Homes, Inc.                                                 352,281          1,004,001
   CCA Industries, Inc.                                                  40,800            304,980
   CDI Corp.                                                             27,900            945,810
 * Celadon Group, Inc.                                                  182,840          2,486,624
 * Celebrity, Inc. Escrow Shares                                         26,325                  0
 * Celeritek, Inc.                                                      320,999          2,584,042
 * CellStar Corp.                                                       272,679          3,749,336
   Centex Construction Products, Inc.                                    14,600            855,560
 * Central Garden & Pet Co.                                             436,812         11,579,886
   Central Parking Corp.                                                490,311          6,839,838
 * Century Aluminum Co.                                                 547,853          9,094,360
 * Century Business Services, Inc.                                    1,155,039          5,370,931
 * Ceres Group, Inc.                                                    135,809            708,923
   CFS Bancorp, Inc.                                                    250,690          3,547,263
 * Champion Enterprises, Inc.                                           772,800    $     5,579,616
   Champion Industries, Inc.                                            104,200            452,124
 * Championship Auto Racing Teams, Inc.                                 120,900             64,077
 * Champps Entertainment, Inc.                                          108,400            750,128
 * Channell Commercial Corp.                                             17,600             81,840
 * Charming Shoppes, Inc.                                             2,741,841         17,081,669
 * Chart Industries                                                           3                 90
*# Charter Communications, Inc.                                         116,600            468,732
   Chesapeake Corp.                                                     389,906          8,967,838
   Chicago Rivet & Machine Co.                                           10,800            287,550
 * Childtime Learning Centers, Inc.                                      43,500             95,700
 * Chromcraft Revington, Inc.                                             5,900             68,735
 * Chronimed, Inc.                                                      251,911          2,262,161
*# Chyron Corp.                                                          10,800              4,860
 * Ciber, Inc.                                                          382,300          3,482,753
 * Cincinnati Bell, Inc.                                                123,800            706,898
 * Ciprico, Inc.                                                         70,900            358,045
   CIRCOR International, Inc.                                           233,800          5,143,600
 * Cirrus Logic, Inc.                                                   447,600          3,849,360
 * Citizens, Inc. Class A                                               101,010          1,000,000
 * CKE Restaurants, Inc.                                                858,600          6,010,200
 * Clark, Inc.                                                          221,130          3,628,743
 * Clarus Corp.                                                         440,800          3,081,192
*# CMS Energy Corp.                                                     743,769          5,868,337
 * CNA Surety Corp.                                                     237,595          2,299,920
*# CNET Networks, Inc.                                                  261,543          1,953,726
   Coachmen Industries, Inc.                                            399,700          6,894,825
 * Coast Dental Services, Inc.                                           48,533            310,369
   Coast Distribution System                                             90,200            500,610
   Coastal Bancorp, Inc.                                                116,800          4,088,000
 * Coastcast Corp.                                                      101,900            204,309
 * Cobra Electronics Corp.                                               84,100            597,951
 * Coeur d'Alene Mines Corp.                                            384,800          1,993,264
*# Cogent Communications Group, Inc.                                     11,754             14,340
 * Cognitronics Corp.                                                     7,700             25,410
 * Coherent, Inc.                                                       651,695         15,601,578
 * Cole National Corp. Class A                                           57,300          1,202,154
 * Collins & Aikman Corp.                                               547,694          1,955,268
   Collins Industries, Inc.                                              30,500            164,700
 * Columbus McKinnon Corp.                                              234,878          1,451,546
 * Comarco, Inc.                                                        120,700          1,144,236
 * Comdial Corp.                                                         10,007             30,021
 * Comforce Corp.                                                        58,000             29,580
 * Comfort Systems USA, Inc.                                            741,000          3,564,210
*# Commerce One, Inc.                                                    96,400            111,824
   Commercial Federal Corp.                                              71,500          1,930,500
   Commercial Metals Co.                                                726,666         18,704,383
   Commonwealth Industries, Inc.                                        407,264          2,985,245
 * Commscope, Inc.                                                      874,900         13,963,404
   Communications Systems, Inc.                                          16,800            115,752
   Community Trust Bancorp, Inc.                                         72,321          2,370,705
 * Community West Bancshares                                             11,000             91,960
*# Compex Technologies, Inc.                                             39,226            354,995
 * Compucom Systems, Inc.                                             1,248,285          5,679,697
 * CompuCredit Corp.                                                    745,863         17,662,036
 * Computer Access Technology Corp.                                     289,800          1,347,570
 * Computer Horizons Corp.                                              545,091          2,027,739
 * Computer Network Technology Corp.                                    491,551          4,890,932
 * Computer Task Group, Inc.                                            128,300            536,294
   CompX International, Inc.                                             37,300            235,363
 * Concerto Software, Inc.                                               12,800            152,576

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Concord Camera Corp.                                                 508,036    $     6,131,995
*# Cone Mills Corp.                                                     504,100             28,986
 * Congoleum Corp. Class A                                               97,400             63,310
 * Conmed Corp.                                                         260,069          5,529,067
*# Consolidated Freightways Corp.                                        24,700                151
 * Consolidated Graphics, Inc.                                          339,794         10,210,810
*# Continental Airlines, Inc.                                         1,607,800         29,985,470
 * Continental Materials Corp.                                            4,600            125,534
*# Convera Corp.                                                         37,600            147,016
*# Cooker Restaurant Corp.                                              109,768                659
   Cooper Tire & Rubber Co.                                             840,900         16,826,409
 # Cooperative Bankshares, Inc.                                          19,000            485,260
 * Copper Mountain Networks, Inc.                                        15,791            148,609
 * Corautus Genetics, Inc.                                                  642              3,769
 * Core Molding Technologies, Inc.                                          500              1,470
 * Corixa Corp.                                                         126,900            722,061
   Corn Products International, Inc.                                    561,000         19,444,260
 * Cornell Companies, Inc.                                              345,948          4,358,945
 * Correctional Services Corp.                                          135,800            349,006
 * Corrections Corporation of America                                    63,800          1,786,400
 * Corrpro Companies, Inc.                                               88,475            132,712
 * Cosine Communications, Inc.                                          147,970          1,145,288
 * Cost-U-Less, Inc.                                                     35,000            115,500
   Cotton States Life Insurance Co.                                       8,300            147,333
 * Covansys Corp.                                                       327,200          2,944,800
*# Covanta Energy Corp.                                                 413,696              2,896
 * Covenant Transport, Inc. Class A                                     326,388          6,149,150
   Covest Bancshares, Inc.                                                6,125            167,702
   CPAC, Inc.                                                            81,600            504,206
*# Credence Systems Corp.                                               963,780         12,490,589
 * Credit Acceptance Corp.                                              760,499         11,407,485
 * Criticare Systems, Inc.                                               91,000            309,400
   Crompton Corp.                                                       117,900            713,295
 * Cross (A.T.) Co. Class A                                             234,300          1,529,979
 * Cross Country Healthcare, Inc.                                        71,529          1,065,782
 * Crossroads Systems, Inc.                                              22,000             67,320
 * Crown Andersen, Inc.                                                  22,900             53,815
*# Crown Castle International Corp.                                     540,600          6,708,846
 * Crown Financial Group, Inc.                                           59,900            151,547
 * Crown Holdings, Inc.                                                 857,300          6,429,750
 * Crown Media Holdings, Inc.                                           240,254          2,116,638
*# Cryolife, Inc.                                                        93,500            501,160
 * CSP, Inc.                                                             40,800            215,424
   CSS Industries, Inc.                                                 252,150          7,491,376
   CT Communications, Inc.                                               72,597          1,038,137
   CTS Corp.                                                            442,300          5,422,598
 * Culp, Inc.                                                           299,118          3,368,069
 * Cumulus Media, Inc. Class A                                          322,500          6,159,750
 * CuraGen Corp.                                                        922,725          5,813,167
 * Curis, Inc.                                                               20                109
   Curtiss-Wright Corp.                                                  86,300          7,068,833
 * Cutter & Buck, Inc.                                                  233,894          1,812,678
 * Cyberoptics Corp.                                                     33,300            331,668
 * Cybersource Corp.                                                    158,500            787,745
 * Cybex International, Inc.                                            114,200            141,608
*# CycleLogic, Inc.                                                           6                  1
 * Cysive, Inc.                                                         502,497          1,618,040
*# Cytrx Corp.                                                            2,800              6,188
   D & K Healthcare Resources, Inc.                                     294,161          3,977,057
 * D A Consulting Group, Inc.                                           118,400              9,472
*# Daisytek International Corp.                                          44,337              1,441
*# Dan River, Inc. Class A                                              452,200    $       348,194
 * Danielson Holding Corp.                                               73,400            104,228
 * Data I/O Corp.                                                        86,400            297,130
 * Data Systems & Software, Inc.                                         91,400            255,006
 * Datakey, Inc.                                                          6,700              3,886
 * Datalink Corp.                                                       184,900            719,261
 * Dataram Corp.                                                         37,210            156,654
 * DataTRAK International, Inc.                                          59,200            372,960
 * Dave and Busters, Inc.                                               182,140          2,533,567
 * Dawson Geophysical Co.                                                72,400            589,336
 * Daxor Corp.                                                           50,200            763,040
   Deb Shops, Inc.                                                       62,900          1,246,678
 * Deckers Outdoor Corp.                                                120,100          2,017,680
 * Decora Industries, Inc.                                                4,200                 63
   Decorator Industries, Inc.                                            22,132            139,764
 * Del Global Technologies Corp.                                         70,017            168,041
 * Delphax Technologies, Inc.                                            70,700            224,119
   Delphi Financial Group, Inc. Class A                                 195,509         10,381,528
   Delta Apparel, Inc.                                                  104,000          1,710,800
*# Delta Financial Corp.                                                144,900          1,037,484
   Delta Natural Gas Co., Inc.                                           27,300            636,909
 * Delta Woodside Industries, Inc.                                      130,000            226,200
   Deltic Timber Corp.                                                    4,300            121,776
 * Denali, Inc.                                                          69,500                  0
 * Denbury Resources, Inc.                                               47,000            594,080
 * Dendreon Corp.                                                        31,725            251,262
 * Detrex Corp.                                                          12,800             19,520
 * Devcon International Corp.                                            52,400            374,660
 * DiamondCluster International, Inc.                                   323,000          3,055,580
 * Diedrich Coffee, Inc.                                                     13                 53
 * Digi International, Inc.                                             470,882          4,035,459
*# Digital Angel Corp.                                                   26,400             59,400
 * DigitalThink Inc.                                                     51,900            154,662
 * Digitas, Inc.                                                         48,766            424,752
   Dimon, Inc.                                                        1,089,071          7,351,229
 * Discovery Partners International                                     271,485          1,566,197
 * Ditech Communications Corp.                                          513,949          9,019,805
 * Diversified Corporate Resources, Inc.                                  1,600              1,184
 * Dixie Group, Inc.                                                    197,119          1,596,664
 * Dixon Ticonderoga Co.                                                 30,150            111,555
 * Docent, Inc.                                                          15,829             77,246
 * Dollar Thrifty Automotive Group, Inc.                                643,200         16,240,800
 * Dominion Homes, Inc.                                                  76,200          2,317,242
   Donegal Group, Inc. Class A                                           62,496          1,256,170
   Donegal Group, Inc. Class B                                           35,448            669,613
 * DoubleClick, Inc.                                                     40,100            382,955
   Dover Motorsports, Inc.                                              220,500            921,690
   Downey Financial Corp.                                                   100              4,830
 * Drugstore.com, Inc.                                                  211,400          1,407,924
 * DT Industries, Inc.                                                  214,200            231,336
 * Duane Reade, Inc.                                                    615,876          8,548,359
 * Duckwall-ALCO Stores, Inc.                                           103,200          1,544,904
 * Ducommun, Inc.                                                        60,979          1,358,002
 * DuPont Photomasks, Inc.                                              470,708         10,929,840
 * Dura Automotive Systems, Inc.                                        405,602          4,181,757
 * DUSA Pharmaceuticals, Inc.                                           282,965          1,519,522
 * DVI, Inc.                                                            247,900             17,353
 * Dyax Corp.                                                           318,600          1,924,344
 * Dynegy, Inc.                                                         154,500            618,000
 * E Com Ventures, Inc.                                                   6,750             79,380
   E-Z-EM, Inc.                                                          45,943            530,642

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * E.piphany, Inc.                                                      890,351    $     7,033,773
 * Eagle Food Centers, Inc.                                              31,075                699
 * EarthLink, Inc.                                                      503,650          4,835,040
   Eastern Co.                                                           29,400            421,596
 * EasyLink Services Corp.                                                  640                845
   Ecology & Environment, Inc. Class A                                   28,100            269,198
   Edelbrock Corp.                                                       93,940          1,116,947
 * Eden Bioscience Corp.                                                 83,100            128,805
 * Edge Petroleum Corp.                                                 134,300          1,066,342
 * Edgewater Technology, Inc.                                           248,188          1,231,012
 * Educational Insights, Inc.                                            44,600             25,199
   EFC Bancorp, Inc.                                                      5,300            119,568
 * eFunds Corp.                                                          62,319          1,081,235
 * Elcom International, Inc.                                              3,500                770
 * Electro Rent Corp.                                                   271,118          3,768,540
*# Electroglas, Inc.                                                    339,288          1,340,188
 * eLoyalty Corp.                                                        51,900            186,840
 * ELXSI Corp.                                                           27,900            125,550
   EMC Insurance Group, Inc.                                            150,700          3,081,815
 * EMCORE Corp.                                                          30,700            155,956
*# Emisphere Technologies, Inc.                                         181,627          1,089,762
*# Emmis Communications Corp. Class A                                   103,400          2,343,044
   Empire District Electric Co.                                          12,400            262,384
 * EMS Technologies, Inc.                                               265,870          5,649,737
 * En Pointe Technologies, Inc.                                          39,500             73,035
 * Encore Medical Corp.                                                  97,400            660,372
 * Encore Wire Corp.                                                     92,000          1,558,480
 * Endologix, Inc.                                                      110,800            421,040
 * Enesco Group, Inc.                                                   345,500          3,741,765
 * Entravision Communications Corp.                                   1,438,100         13,057,948
 * Entrust, Inc.                                                        122,000            520,940
 * Environmental Elements Corp.                                          10,300              2,781
 * Environmental Technologies Corp.                                      35,800                895
 * ePlus, Inc.                                                           75,300            941,250
 * ePresence, Inc.                                                      311,900          1,141,554
 * Equity Marketing, Inc.                                                 2,100             28,791
 * Equity Oil Co.                                                       180,300            627,264
   Espey Manufacturing & Electronics
     Corp.                                                                3,800             93,290
 * Esterline Technologies Corp.                                         537,793         12,466,042
 * Ethyl Corp.                                                          276,320          5,636,928
 * Evans & Sutherland Computer Corp.                                    184,000            859,280
*# Evergreen Solar, Inc.                                                 98,900            197,800
*# Exabyte Corp.                                                         28,600             20,306
 * Exar Corp.                                                           607,657         11,782,469
 * Exelixis, Inc.                                                       128,283            863,345
 * Exponent, Inc.                                                        88,600          2,012,992
   Extended Stay America, Inc.                                          748,400         11,076,320
 * Extended Systems, Inc.                                                20,900             95,095
 * Ezcorp, Inc. Class A Non-Voting                                      237,900          1,758,081
 * Fab Industries, Inc.                                                  82,381            465,453
*# Factory 2-U Stores, Inc.                                             142,779            348,381
 * Fairchild Corp. Class A                                              574,729          2,931,118
 * Falcon Products, Inc.                                                162,900            772,146
*# FalconStor Software, Inc.                                             47,700            379,215
 * Famous Dave's of America, Inc.                                       106,780            532,832
   FBL Financial Group, Inc. Class A                                    496,700         12,988,705
 * Featherlite, Inc.                                                     27,900             79,515
   Fedders Corp.                                                         89,400            562,326
   Federal Screw Works                                                    3,125            103,125
*# Federal-Mogul Corp.                                                  823,500            238,815
   FFLC Bancorp                                                          39,049    $     1,155,850
 * Fibermark, Inc.                                                      105,150            187,167
*# Fiberstars, Inc.                                                      17,100            124,659
 * Fidelity Federal Bancorp                                              20,000             31,000
   Fidelity Southern Corp.                                               91,000          1,260,350
 * Finishmaster, Inc.                                                   120,000          1,135,200
 * Finlay Enterprises, Inc.                                              64,100          1,041,625
 * Firebrand Financial Group, Inc.                                       86,400                562
   First Aviation Services, Inc.                                          9,000             36,450
 * First Cash Financial Services, Inc.                                  115,900          3,078,304
   First Citizens Bancshares, Inc.                                       10,300          1,137,017
   First Defiance Financial Corp.                                       128,500          3,589,005
   First Federal Bancshares of Arkansas,
     Inc.                                                                56,900          2,204,875
 * First Horizon Pharmaceutical Corp.                                   531,669          6,061,027
   First Indiana Corp.                                                  156,464          2,918,054
 * First Investors Financial Services
    Group, Inc.                                                         120,900            512,616
   First Keystone Financial, Inc.                                        37,300            997,775
 * First Mariner Bank Corp.                                               7,000            118,860
   First Midwest Financial, Inc.                                         32,400            725,760
   First Place Financial Corp.                                          221,950          4,101,636
   First Republic Bank                                                  231,978          8,641,180
   FirstBank NW Corp.                                                    14,100            431,319
 * Fischer Imaging Corp.                                                 39,500            179,725
 * Flanders Corp.                                                       584,100          3,265,119
*# Fleetwood Enterprises, Inc.                                          661,500          6,727,455
 # Fleming Companies, Inc.                                              228,152              2,590
   Flexsteel Industries, Inc.                                            90,400          1,852,296
   Florida Public Utilities Co.                                           1,800             28,656
 * Flow International Corp.                                              34,100            119,725
   Flowers Foods, Inc.                                                  181,350          4,733,235
 * Flowserve Corp.                                                      812,040         17,280,211
   FNB Financial Services Corp.                                          13,900            317,198
 * Foodarama Supermarkets, Inc.                                          12,900            332,175
 * Footstar, Inc.                                                       504,000          2,535,120
 * Forest Oil Corp.                                                     413,325         10,353,791
 * Forgent Networks, Inc.                                               369,300          1,244,541
 * Foster (L.B.) Co. Class A                                            162,400            974,400
*# Foster Wheeler, Ltd.                                                 927,100            815,848
*# FPIC Insurance Group, Inc.                                           221,762          4,634,826
   Frankfort First Bancorp, Inc.                                         24,650            505,325
   Franklin Bancorp, Inc.                                                49,283          1,015,476
 * Franklin Covey Co.                                                   341,800            522,954
 * Franklin Electronic Publishers, Inc.                                 112,300            336,900
 # Fremont General Corp.                                                362,300          6,333,004
   Frequency Electronics, Inc.                                           97,600          1,019,920
   Fresh Brands, Inc.                                                     2,900             31,581
 * Fresh Choice, Inc.                                                    65,100            126,945
 * Friede Goldman Halter, Inc.                                            8,516                  8
   Friedman Industries, Inc.                                            108,195            333,241
   Friedmans, Inc. Class A                                              496,500          3,391,095
 * Frontier Airlines, Inc.                                               81,112          1,312,392
 * Frozen Food Express Industries, Inc.                                 328,600          2,181,904
   FSF Financial Corp.                                                   16,100            487,025
 * FSI International, Inc.                                              514,718          3,386,844
*# FuelCell Energy, Inc.                                                279,371          3,760,334
 * G-III Apparel Group, Ltd.                                             98,600          1,030,370
   GA Financial, Inc.                                                    50,500          1,451,370
 * Gadzooks, Inc.                                                       238,170          1,155,124
 * Gaiam, Inc.                                                           19,084            105,134

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Galey & Lord, Inc.                                                   184,800    $         1,294
*# Galyan's Trading Co.                                                 322,377          4,303,733
 * GameTech International, Inc.                                          79,900            306,017
 * Garden Fresh Restaurant Corp.                                         78,000          1,152,840
 * Gateway, Inc.                                                      1,222,800          5,453,688
 # GATX Corp.                                                         1,062,800         25,826,040
 * Gaylord Entertainment Co.                                            761,485         22,913,084
*# GC Companies, Inc.                                                     4,300              1,784
 * Gehl Co.                                                             109,800          1,691,030
 * Genaissance Pharmaceuticals, Inc.                                    109,600            319,922
   Gencorp, Inc.                                                      1,143,751         11,448,948
 * Gene Logic, Inc.                                                     809,237          3,940,984
 * General Cable Corp.                                                  135,500          1,142,265
 * General Communications, Inc. Class A                                 552,600          4,835,250
 * General DataComm Industries, Inc.                                        690              1,245
 * Genesee & Wyoming, Inc.                                              156,787          3,960,440
 * Genesis Microchip, Inc.                                              228,756          4,220,548
 * Genlyte Group, Inc.                                                   63,500          3,356,610
*# Genome Therapeutics Corp.                                             13,100             39,680
 * Gerber Scientific, Inc.                                              397,500          3,303,225
 * Giant Group, Ltd.                                                     50,600            101,200
 * Giant Industries, Inc.                                               228,400          2,786,480
   Gibraltar Steel Corp.                                                198,300          4,834,554
 * Giga-Tronics, Inc.                                                    28,800             61,200
   Glatfelter (P.H.) Co.                                              1,122,000         13,441,560
 * Glenayre Technologies, Inc.                                          996,900          2,980,731
 * Globecomm Systems, Inc.                                              162,700          1,138,900
 * GlobespanVirata, Inc.                                                339,500          2,084,530
 * Glowpoint, Inc.                                                      160,300            298,158
*# GoAmerica, Inc.                                                      642,300            340,419
   Golden Enterprises, Inc.                                              17,200             44,032
 * Golden State Vintners, Inc.                                           82,600            258,538
 * Good Guys, Inc.                                                      373,600            762,144
*# Goodyear Tire & Rubber Co.                                           729,800          4,926,150
   Goody's Family Clothing, Inc.                                        567,900          6,031,098
   Gorman-Rupp Co.                                                       40,500            967,950
 * Gottschalks, Inc.                                                    223,800            863,868
 * GP Strategies Corp.                                                  235,265          1,729,198
 * Gradco Systems, Inc.                                                   2,201             21,295
   Graham Corp.                                                          25,950            234,328
 * Graphic Packaging Corp.                                              620,900          2,197,986
   Gray Television, Inc.                                                388,050          5,029,128
   Gray Television, Inc. Class A                                         40,650            533,328
 * Great American Financial Resources,
     Inc.                                                               122,100          1,849,815
 * Great Atlantic & Pacific Tea Co., Inc.                             1,001,400          7,610,640
 * Greenbriar Corp.                                                       1,070              3,370
 * Greenbrier Companies, Inc.                                           235,300          3,404,791
 * Griffin Land & Nurseries, Inc. Class A                                25,000            361,750
 * Group 1 Automotive, Inc.                                               6,400            222,080
*# GTC Biotherapeutics, Inc.                                            329,971            910,720
 * GTSI Corp.                                                           167,700          2,020,785
   Guaranty Federal Bancshares, Inc.                                     15,300            296,590
   Guaranty Financial Corp.                                              20,300            406,101
 * Guilford Mills, Inc.                                                  10,087            121,044
*# Guilford Pharmaceuticals, Inc.                                       357,613          2,442,497
 * Gulfmark Offshore, Inc.                                              202,700          2,843,881
 * Gundle/SLT Environmental, Inc.                                       242,500          4,692,375
 * Ha-Lo Industries, Inc.                                               223,600                246
   Haggar Corp.                                                         102,625          1,779,517
 * Hain Celestial Group, Inc.                                            32,343            746,153
 * Halifax Corp.                                                         24,000    $       121,680
 * Hall Kinion Associates, Inc.                                         208,832            856,002
 * Hampshire Group, Ltd.                                                 19,100            592,673
   Handleman Co.                                                        339,275          5,971,240
 * Hanger Orthopedic Group, Inc.                                        242,500          4,098,250
 * Hanover Compressor Co.                                             1,737,215         16,538,287
   Hardinge, Inc.                                                       148,600          1,538,010
   Harleysville Group, Inc.                                             612,440         12,003,824
 * Harmonic, Inc.                                                         4,100             35,629
 * Harolds Stores, Inc.                                                   2,000              7,400
 * Harris Interactive, Inc.                                              24,800            171,120
 * Hartmarx Corp.                                                       696,000          2,992,800
 * Harvest Natural Resources, Inc.                                      403,406          2,989,238
 * Hastings Entertainment, Inc.                                         174,000            774,300
 * Hastings Manufacturing Co.                                             1,700              7,327
 * Hauser, Inc.                                                          42,275              2,114
   Haverty Furniture Co., Inc.                                          203,700          4,351,032
 * Hawaiian Holdings, Inc.                                              498,455          1,370,751
 * Hawk Corp.                                                           184,600            629,486
 * Headway Corporate Resources, Inc.                                     72,800                546
   Healthcare Services Group, Inc.                                       23,760            470,210
 * Hector Communications Corp.                                           10,600            148,877
 * HEI, Inc.                                                              1,300              3,900
   Heico Corp.                                                          183,800          3,394,786
   Heico Corp. Class A                                                    3,129             46,309
 * Heidrick & Struggles International, Inc.                             249,700          6,005,285
 * Herley Industries, Inc.                                                    0                 10
 * Hexcel Corp.                                                         599,250          4,158,795
   HF Financial Corp.                                                    49,650            893,700
 * HMI Industries, Inc.                                                  11,800              9,735
   HMN Financial, Inc.                                                   74,100          1,825,824
 * HMS Holdings Corp.                                                   345,607          1,482,654
 * Hoenig Group Escrow                                                  104,700             24,081
 * Holiday RV Superstores, Inc.                                           6,880                 34
 # Hollinger International, Inc. Class A                                  2,800             44,548
   Holly Corp.                                                          215,100          5,713,056
 * Hollywood Media Corp.                                                283,400            634,816
 * Home Products International, Inc.                                    125,550            166,981
 * Homegold Financial, Inc.                                              35,600                285
 * HomeStore, Inc.                                                       51,200            179,712
   Horace Mann Educators Corp.                                           99,045          1,338,098
   Horizon Financial Corp.                                              102,067          1,805,565
 * Horizon Health Corp.                                                 112,700          2,574,068
 * Horizon Offshore, Inc.                                               687,512          3,080,054
 * Houston Exploration Co.                                              487,342         16,623,236
 * HPSC, Inc.                                                            44,100            629,748
 * Hub Group, Inc. Class A                                              109,500          1,756,380
   Hudson River Bancorp, Inc.                                            41,477          1,441,741
 * Hudson Technologies, Inc.                                             54,900             46,665
 * Huffy Corp.                                                          269,495          1,840,651
   Hughes Supply, Inc.                                                  611,560         27,948,292
 * Human Genome Sciences, Inc.                                            7,083             90,662
 * Hurco Companies, Inc.                                                 92,800            269,120
 * Huttig Building Products, Inc.                                        65,600            177,120
 * Hycor Biomedical, Inc.                                                61,600            256,872
 * Hypercom Corp.                                                     1,207,900          6,148,211
 * I-many, Inc.                                                         399,600            379,620
*# I-Sector Corporation                                                  68,500            677,465
 * Ico, Inc.                                                            264,300            319,803
 * Identix, Inc.                                                        162,454            841,512
 * IDT Corp.                                                            607,422         11,419,534

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# IDT Corp. Class B                                                    118,400    $     2,288,672
 * iGate Capital Corp.                                                  555,429          3,532,528
   Ikon Office Solutions, Inc.                                        1,708,800         14,473,536
 * Illumina, Inc.                                                       329,800          2,262,428
 * Image Entertainment, Inc.                                             29,400            144,060
 # IMC Global, Inc.                                                     587,325          4,269,853
 * IMCO Recycling, Inc.                                                 381,900          2,883,345
 * ImmunoGen, Inc.                                                      312,746          1,479,289
 * Impco Technologies, Inc.                                             227,000          1,486,850
 * Imperial Sugar Co.                                                    16,356            181,388
*# Imperial Sugar Company                                               282,800                  0
 * Impreso, Inc.                                                          6,500             11,895
 * Incyte Genomics, Inc.                                                843,721          5,104,512
   Independence Holding Co.                                              57,860          1,328,176
 * Industrial Distribution Group, Inc.                                  172,400            818,900
 # IndyMac Bancorp, Inc.                                                 20,400            603,840
*# Infocrossing, Inc.                                                    23,000            229,747
 * InFocus Corp.                                                      1,025,257          8,120,035
 * Infonet Services Corp.                                                72,800            138,320
 * Informatica Corp.                                                     13,400            151,152
 * Information Holdings, Inc.                                            37,574            836,021
 * Information Resources, Inc.                                           96,000            470,400
 * Inforte Corp.                                                        138,500          1,191,100
 * InfoSpace, Inc.                                                      226,256          5,939,220
   Ingles Market, Inc. Class A                                          265,159          2,678,106
 * Innotrac Corp.                                                       165,800          1,507,122
 * Innovative Clinical Solutions, Ltd.                                    8,426                 72
 * Innovex, Inc.                                                         52,100            489,740
 * Input/Output, Inc.                                                   692,700          2,708,457
 * Insight Communications Co., Inc.                                     640,489          6,238,363
 * Insight Enterprises, Inc.                                            436,446          8,161,540
 * Insilco Holding Co.                                                      432                108
 * Insituform East, Inc.                                                 31,200             47,424
 * Insmed, Inc.                                                          38,125            112,850
 * Insteel Industries, Inc.                                              74,100             62,985
 * Instinet Group, Inc.                                                 484,500          2,596,920
 * Insurance Auto Auctions, Inc.                                        299,351          3,801,758
 * InsWeb Corp.                                                          23,166            115,830
 * IntegraMed America, Inc.                                              56,200            358,556
 * Integrated Device Technology, Inc.                                   252,794          4,765,167
 * Integrated Electrical Services, Inc.                                 941,100          7,378,224
 * Integrated Information Systems, Inc.                                   7,220              2,527
 * Integrated Silicon Solution, Inc.                                    240,722          4,501,501
 * Integrated Telecom Express, Inc.                                       3,300                  0
 * Integrity Media, Inc.                                                 23,100            138,600
 * Intelligent Systems Corp.                                             52,375             95,322
 * Intelligroup, Inc.                                                    78,300            413,424
 * InterCept Group, Inc.                                                520,151          5,497,996
 * Interface, Inc. Class A                                            1,063,204          6,049,631
 * Interland, Inc.                                                       59,119            404,965
   Intermet Corp.                                                       642,488          3,128,917
   International Aluminum Corp.                                          55,800          1,422,900
 * International Remote Imaging
     Systems, Inc.                                                        6,200             30,938
 * International Shipholding Corp.                                       80,650          1,088,775
*# Internet Commerce Corp.                                               50,000             48,000
 * Internet Pictures Corp.                                                7,500             16,650
   Interpool, Inc.                                                      591,600          8,992,320
 * Interstate Hotels & Resorts, Inc.                                     18,140             97,593
 * Interwoven, Inc.                                                     115,875          1,735,807
 * Intest Corp.                                                           8,500             47,940
 * Intrusion, Inc.                                                       94,400    $        70,800
 * Intuitive Surgical, Inc.                                               7,148            109,150
   Investors Title Co.                                                   18,200            556,920
 * Invivo Corp.                                                          50,950          1,078,153
   Iomega Corp.                                                         951,500          5,223,735
*# Ionics, Inc.                                                         456,400         14,673,260
 * Iridex Corp.                                                          89,000            488,165
   Isco, Inc.                                                            86,900            846,406
 * ITLA Capital Corp.                                                   147,000          7,382,340
 * ITXC Corp.                                                           524,620          2,072,249
 * iVillage, Inc.                                                           100                250
 * IXYS Corp.                                                           118,419            994,720
 * J Net Enterprises, Inc.                                              108,700            125,005
 * J. Alexander's Corp.                                                  89,800            673,500
   Jacksonville Bancorp, Inc.                                            16,300            608,886
 * Jaclyn, Inc.                                                          26,900            127,775
 * Jaco Electronics, Inc.                                               105,669            744,966
 * Jacuzzi Brands, Inc.                                               1,157,300          7,464,585
 * Jakks Pacific, Inc.                                                  639,348          8,688,739
 * JDA Software Group, Inc.                                             231,345          4,215,106
   JLG Industries, Inc.                                                 224,300          3,373,472
 * JLM Industries, Inc.                                                 128,200            176,275
 * Jo-Ann Stores, Inc.                                                   19,500            390,975
 * Johnson Outdoors, Inc.                                               121,800          1,760,010
 * JPS Industries, Inc.                                                  43,200             94,176
 * Jupitermedia Corp.                                                    73,900            373,195
 * K-Tron International, Inc.                                             6,300            106,848
 * K2, Inc.                                                             541,497          8,284,904
 * Kadant, Inc.                                                         301,560          5,413,002
 * Kaiser Aluminum Corp.                                              1,269,865            101,589
   Kaman Corp. Class A                                                  591,312          7,610,185
*# Kansas City Southern Industries, Inc.                              1,604,200         21,335,860
 * Katy Industries, Inc.                                                133,000            817,950
 * KBK Capital Corp.                                                     12,075             23,546
 * KCS Energy, Inc.                                                     177,100          1,604,526
*# Keane, Inc.                                                          209,200          2,949,720
 * Keith Companies, Inc.                                                 17,890            255,111
   Kellwood Co.                                                         268,017         10,248,970
   Kelly Services, Inc.                                                  13,100            373,088
*# Kemet Corp.                                                        1,408,184         18,588,029
 * Kendle International, Inc.                                           273,519          1,873,605
 * Kennedy-Wilson, Inc.                                                  43,900            265,156
   Kewaunee Scientific Corp.                                             31,100            351,430
 * Key Technology, Inc.                                                  32,400            451,008
 * Key Tronic Corp.                                                     151,900            324,914
 * Keynote Systems, Inc.                                                288,000          3,553,920
 * Keystone Consolidated Industries, Inc.                                18,342              2,293
 * Kforce, Inc.                                                         576,378          4,870,394
   Kimball International, Inc. Class B                                  459,234          6,805,848
 * Kindred Healthcare, Inc.                                             464,407         23,958,757
 * Kit Manufacturing Co.                                                 11,100                  1
   Klamath First Bancorp, Inc.                                          135,000          3,462,750
   Knape & Vogt Manufacturing Co.                                        37,434            421,507
 * Knight Trading Group, Inc.                                           462,429          6,672,850
 * Koala Corp.                                                           44,700              5,140
 * Korn/Ferry International                                              64,600            647,938
 * Kulicke & Soffa Industries, Inc.                                      32,000            527,360
   Labranche & Co., Inc.                                                216,840          1,793,267
 * LaCrosse Footwear, Inc.                                               29,400            161,700
   Ladish Co., Inc.                                                     298,310          2,449,125
 * Lakes Entertainment, Inc.                                            116,425          1,676,404

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lamson & Sessions Co.                                                213,900    $     1,251,315
 * Lancer Corp.                                                         108,400            595,116
   Landamerica Financial Group, Inc.                                    484,012         24,878,217
   Landry's Restaurants, Inc.                                           716,935         17,579,246
 * Lantronix, Inc.                                                      139,900            156,688
 * Larscom, Inc.                                                          8,457             42,792
 * Latitude Communications, Inc.                                         33,000            128,700
 * Lattice Semiconductor Corp.                                          465,780          4,410,937
   Lawson Products, Inc.                                                196,500          6,667,245
 * Layne Christensen Co.                                                185,700          1,931,280
 * Lazare Kaplan International, Inc.                                    126,800            855,900
 * LCC International, Inc. Class A                                      111,900            549,429
 * Lesco, Inc.                                                          217,900          2,782,583
*# Level 8 Systems, Inc.                                                  5,966              2,327
 * Lexent, Inc.                                                          39,400             57,524
 * Lexicon Genetics, Inc.                                                 3,300             17,325
 * Liberate Technologies, Inc.                                          662,100          2,433,217
   Liberty Corp.                                                        161,450          7,176,452
 # Lifetime Hoan Corp.                                                  145,000          2,030,000
 * Lightbridge, Inc.                                                     73,500            707,805
*# LightPath Technologies, Inc.                                          31,300             91,709
 * Lipid Sciences, Inc.                                                  87,400            216,752
   Liquid Audio, Inc.                                                   186,000             51,150
   Lithia Motors, Inc. Class A                                          148,975          3,697,559
 * LMI Aerospace, Inc.                                                   29,100             52,089
 # LNR Property Corp.                                                   517,800         22,912,650
 * Lodgenet Entertainment Corp.                                          26,000            469,300
 * Lodgian, Inc.                                                          2,834             17,684
 * Logic Devices, Inc.                                                   92,700            169,641
 * LogicVision, Inc.                                                    157,400            706,726
   Lone Star Steakhouse & Saloon, Inc.                                  541,641         12,495,658
   Longs Drug Stores Corp.                                              973,000         23,838,500
   Longview Fibre Co.                                                 1,285,440         14,101,277
 * LOUD Technologies, Inc.                                                1,000              2,950
*# Louisiana-Pacific Corp.                                            1,981,800         35,850,762
   LSB Corp.                                                              3,500             60,728
   LSI Industries, Inc.                                                  48,368            602,182
 * LTX Corp.                                                            144,400          2,408,592
 * Luby's, Inc.                                                         526,900          1,981,144
   Lufkin Industries, Inc.                                              104,500          2,715,955
 * Lydall, Inc.                                                         335,900          4,111,416
 * Lynch Corp.                                                            6,200             66,247
 * M & F Worldwide Corp.                                                269,400          3,731,190
 * Mac-Gray Corp.                                                       287,700          1,438,500
*# Magic Lantern Group, Inc.                                             28,600             39,754
*# Magna Entertainment Corp.                                            164,800            774,560
 * Magnetek, Inc.                                                       585,500          3,776,475
 * Magnum Hunter Resources, Inc.                                      1,268,928         11,407,663
 * MAII Holdings, Inc.                                                   62,700                  8
 * Mail-Well, Inc.                                                      599,100          2,264,598
 * Main Street & Main, Inc.                                             145,430            356,303
   Maine & Maritimes Corp.                                                  400             13,800
 * MAIR Holdings, Inc.                                                  355,072          2,702,098
 * Management Network Group, Inc.                                        75,250            242,907
 * Manchester Technologies, Inc.                                        178,200            588,060
 * Manning (Greg) Auctions, Inc.                                            500              5,625
 * Manufacturers' Services Ltd.                                          17,300            105,530
 * Manugistic Group, Inc.                                               469,261          3,125,278
 * Mapinfo Corp.                                                        134,335          1,188,865
 * Marimba, Inc.                                                         60,600            311,484
 * MarineMax, Inc.                                                       31,201            592,819
 * Marisa Christina, Inc.                                                94,000    $       150,400
   Maritrans, Inc.                                                      108,400          1,800,524
*# MarketWatch.com, Inc.                                                218,100          1,932,366
 * MarkWest Hydrocarbon, Inc.                                           171,050          1,967,075
 * Marlton Technologies, Inc.                                            96,500             52,592
   Marsh Supermarkets, Inc. Class A                                      36,900            405,531
   Marsh Supermarkets, Inc. Class B                                      59,400            653,400
   MASSBANK Corp.                                                        63,149          2,548,694
   Massey Energy Co.                                                  1,766,200         24,550,180
 * Mastec, Inc.                                                         600,900          7,979,952
 * Material Sciences Corp.                                              369,667          3,508,140
 * Matria Healthcare, Inc.                                              214,294          4,378,026
 * Matrix Bancorp, Inc.                                                   5,000             45,700
 * Mattson Technology, Inc.                                             495,587          7,607,260
 * Maxco, Inc.                                                           38,500            101,062
   Maxcor Financial Group, Inc.                                          34,700            454,570
 * Maxicare Health Plans, Inc.                                           44,800             11,200
*# Maxim Pharmaceuticals, Inc.                                          342,410          2,437,959
 * Maxwell Shoe Company, Inc.                                           113,850          2,002,621
 * Maxwell Technologies, Inc.                                            73,500            591,675
 * Maxxam, Inc.                                                         105,500          1,688,000
 * Maxygen, Inc.                                                        104,066          1,129,116
 * Mayor's Jewelers, Inc.                                               293,900            220,425
   McRae Industries, Inc. Class A                                        32,700            299,205
*# MCSI, Inc.                                                            27,200                258
 * Meade Instruments Corp.                                              372,585          1,564,857
 * Meadow Valley Corp.                                                   44,064             72,662
 * Meadowbrook Insurance Group, Inc.                                    269,200          1,076,800
 * Medarex, Inc.                                                        505,842          3,439,726
 * MedCath Corp.                                                         85,136            807,855
 * Media 100, Inc.                                                        7,800              5,850
 * Media Arts Group, Inc.                                               139,800            550,812
   Media General, Inc. Class A                                           45,600          3,050,184
 * Medialink Worldwide, Inc.                                             63,000            195,300
 * Medical Resources, Inc.                                                1,619                  0
 * Medicore, Inc.                                                        58,600            135,073
 * Medquist, Inc.                                                       403,000          6,202,170
 * Medstone International, Inc.                                          72,600            342,745
*# Mens Warehouse, Inc.                                                  10,800            331,884
   Merchants Group, Inc.                                                 23,900            581,606
 * Mercury Air Group, Inc.                                               39,650            194,285
*# Meridian Resource Corp.                                               82,600            376,656
 * Merisel, Inc.                                                          3,600             21,240
 * Merix Corp.                                                            4,000             83,520
 * Merrimac Industries, Inc.                                             35,170            209,261
   Mesa Labs, Inc.                                                       18,500            167,332
 * Mestek, Inc.                                                          13,500            253,800
 * Meta Group, Inc.                                                      10,600             59,572
 * MetaSolv, Inc.                                                       502,937          1,207,049
 # Metris Companies, Inc.                                             1,474,200          6,574,932
*# Metro One Telecommunications, Inc.                                   272,704            529,046
 * Metromedia International Group, Inc.                                 361,100             55,068
   MFB Corp.                                                             17,700            557,992
 * MFRI, Inc.                                                            59,900            159,933
   MGP Ingredients, Inc.                                                112,300          1,325,140
 * Michael Anthony Jewelers, Inc.                                        93,900            191,086
*# Micro Component Technology, Inc.                                      20,800             31,200
 * Micro Linear Corp.                                                   189,700          1,138,200
 * MicroFinancial, Inc.                                                 105,900            337,821
 * Micros to Mainframes, Inc.                                             6,200              8,432
 * Microtek Medical Holdings, Inc.                                      597,600          2,444,184

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Microtune, Inc.                                                      164,400    $       360,036
   Midland Co.                                                           49,800          1,054,764
*# Midway Games, Inc.                                                   493,600          1,668,368
 * Midwest Express Holdings, Inc.                                       288,902          1,198,943
*# Mikohn Gaming Corp.                                                  167,400            729,864
   Milacron, Inc.                                                       791,300          1,835,816
   Millennium Chemicals, Inc.                                           528,950          5,723,239
 * Miller Industries, Inc.                                              159,210            987,102
 * Millerbuilding Systems Escrow Shares                                  46,200             13,860
 * Miltope Group, Inc.                                                   53,600            322,672
   Minuteman International, Inc.                                          9,000             83,070
 * MIPS Technologies, Inc.                                              317,800          1,732,010
 * Misonix, Inc.                                                         84,300            343,185
 * Mission Resources Corp.                                              344,250            619,650
 * Mississippi Chemical Corp.                                            94,000              7,520
 * Mitcham Industries, Inc.                                             143,100            294,786
 * MKS Instruments, Inc.                                                 64,120          1,776,765
 * Mobile Mini, Inc.                                                    371,864          7,336,877
 * Modem Media, Inc.                                                      1,500              9,465
   Modine Manufacturing Co.                                             140,762          3,590,839
 * Mod-Pac Corp.                                                          9,843             77,071
 * Mod-Pac Corp. Class B                                                  3,878             30,365
 * Modtech Holdings, Inc.                                               282,414          2,341,212
 * Moldflow Corp.                                                        51,400            578,250
 * Mondavi (Robert) Corp. Class A                                       248,803          8,708,105
*# Mony Group, Inc.                                                      34,200          1,077,984
 * Moog, Inc. Class A                                                    19,200            835,200
 * Moore Handley, Inc.                                                    2,000              3,600
 * Moore Medical Corp.                                                   43,300            290,110
 * Motor Car Parts & Accessories, Inc.                                   71,200            400,856
   Movado Group, Inc.                                                   211,250          5,743,887
 * MPS Group, Inc.                                                    2,664,200         24,510,640
 * MRV Communications, Inc.                                             713,600          2,861,536
 * MSC Software Corp.                                                   786,039          7,742,484
*# MTI Technology Corp.                                                     300                735
   MTS Systems Corp.                                                    160,910          2,988,099
   Mueller (Paul) Co.                                                     2,300             91,678
 * Mueller Industries, Inc.                                             437,388         14,136,380
   Myers Industries, Inc.                                                87,394          1,095,047
 * Nabi Biopharmaceuticals                                              517,952          5,578,343
   Nacco Industries, Inc. Class A                                       116,800          9,110,400
*# Nanogen, Inc.                                                        190,300            627,990
 * Nanometrics, Inc.                                                    236,130          3,447,498
*# Napco Security Systems, Inc.                                          49,800            404,625
   Nash-Finch Co.                                                       271,607          5,462,017
 * Nashua Corp.                                                         116,000          1,018,480
 * NATCO Group, Inc. Class A                                             30,800            184,800
 * Nathans Famous, Inc.                                                 107,000            554,260
 * National Equipment Services, Inc.                                     94,800              6,636
 * National Home Health Care Corp.                                       53,533            473,232
   National Presto Industries, Inc.                                     135,950          4,839,820
 * National Research Corp.                                               75,900          1,175,615
 * National RV Holdings, Inc.                                           157,150          1,689,362
 * National Steel Corp. Class B                                          45,415                182
 * National Technical Systems, Inc.                                     128,684            738,646
 * National Western Life Insurance Co.
     Class A                                                             24,300          3,552,781
 * Natrol, Inc.                                                         122,500            355,250
 * Natural Alternatives International, Inc.                              82,100            486,853
 * Natus Medical, Inc.                                                  159,600            600,096
 * Navidec, Inc.                                                          5,188              5,577
*# Navigant International, Inc.                                         402,698    $     5,597,502
 * Navigators Group, Inc.                                                 8,200            260,842
 * NCI Building Systems, Inc.                                           451,400         10,513,106
 * NCO Group, Inc.                                                      590,226         13,634,221
 * NCO Portfolio Management, Inc.                                         2,613             19,597
   Nelson (Thomas), Inc.                                                 19,900            350,240
*# Neoforma, Inc.                                                       200,063          3,193,005
 * NeoMagic Corp.                                                       364,300          1,180,332
 * Net2Phone, Inc.                                                      485,033          3,055,708
   NetBank, Inc.                                                        302,082          3,957,274
 * Netegrity, Inc.                                                       85,850          1,051,662
 * NetIQ Corp.                                                        1,482,470         17,774,815
 * NetManage, Inc.                                                       84,416            455,846
 * NetRatings, Inc.                                                     665,106          6,730,873
 * Netscout System, Inc.                                                 40,717            355,052
 * Network Equipment Technologies, Inc.                                 401,300          4,173,520
 * Neurogen Corp.                                                        58,690            374,501
 * New Brunswick Scientific Co., Inc.                                   103,193            629,374
 * New Focus, Inc.                                                    1,288,009          6,298,364
 * New Horizons Worldwide, Inc.                                          63,775            392,216
 * Newport Corp.                                                        503,509          8,574,758
 * Niagara Corp.                                                        132,200            372,804
   Nitches, Inc.                                                          4,047             18,819
 * NMS Communications Corp.                                             466,800          2,730,780
 * NMT Medical, Inc.                                                    123,800            433,300
 * Nobel Learning Communities, Inc.                                      83,500            409,150
 * Noel Group, Inc.                                                      95,400                286
 # Noland Co.                                                             3,000            111,195
 * Norstan, Inc.                                                        247,100            766,010
 * North America Galvanizing &
     Coatings, Inc.                                                      73,400            100,558
 * North American Scientific, Inc.                                       88,435            884,350
   North Central Bancshares, Inc.                                        39,900          1,536,549
   Northeast Bancorp                                                     21,200            429,300
   Northeast Pennsylvania Financial
     Corp.                                                                3,200             62,400
 * Northland Cranberries, Inc.                                           50,400             36,288
   Northrim BanCorp, Inc.                                                     0                 14
 * Northwest Pipe Co.                                                    91,500          1,354,200
*# Novamed Eyecare, Inc.                                                 43,750            105,000
 * Novell, Inc.                                                         109,789          1,042,995
 * NS Group, Inc.                                                       300,200          2,242,494
 * Nu Horizons Electronics Corp.                                        422,829          3,391,089
 * Numerex Corp. Class A                                                 77,800            303,420
 * Nuvelo, Inc.                                                         168,029            656,993
   NWH, Inc.                                                             52,900          1,027,847
 * NYFIX, Inc.                                                          307,596          2,562,275
   Nymagic, Inc.                                                        125,800          3,375,214
 * O.I. Corp.                                                            51,800            369,593
 * OAO Technology Solutions, Inc.                                        32,600            101,712
 * Obie Media Corp.                                                      70,500            191,408
 * Ocwen Financial Corp.                                              1,189,730          8,268,624
*# Odd Job Stores, Inc.                                                 175,300            534,665
*# Officemax, Inc.                                                    2,613,000         25,685,790
 * Offshore Logistics, Inc.                                             582,600         14,710,650
*# Oglebay Norton Co.                                                    65,800            122,388
   Ohio Art Co.                                                           3,500             47,390
 * Ohio Casualty Corp.                                                1,557,604         26,494,844
 * Oil States International, Inc.                                        94,781          1,190,449
   Oil-Dri Corp. of America                                              47,700            715,023
 * Olympic Steel, Inc.                                                  210,600          1,188,837

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Omega Protein Corp.                                                  536,900    $     3,355,625
 * Omnova Solutions, Inc.                                               171,900            627,435
 * Omtool, Ltd.                                                          38,557            276,839
 * On Assignment, Inc.                                                  235,043          1,191,668
 * On Command Corp.                                                      37,500             69,563
 * One Price Clothing Stores, Inc.                                       42,786             23,960
 * Onyx Acceptance Corp.                                                107,900          1,189,058
 * Opinion Research Corp.                                                89,900            509,733
 * Oplink Communications, Inc.                                          158,500            378,815
 * Opti, Inc.                                                           168,800            239,696
 * OpticNet, Inc.                                                        28,750                 29
 * Optika, Inc.                                                          72,100            313,635
 * Orbital Sciences Corp.                                                75,700            694,169
 * Oregon Steel Mills, Inc.                                             586,061          1,740,601
 * Orthologic Corp.                                                     376,600          2,719,052
*# OSI Systems, Inc.                                                     60,164          1,117,847
   Outlook Group Corp.                                                   59,300            296,500
   Overseas Shipholding Group, Inc.                                     926,975         26,094,346
 * Owosso Corp.                                                          89,000              7,120
 * OYO Geospace Corp.                                                    19,000            252,510
 * Pacific Mercantile Bancorp                                               200              1,840
 * Pacific Premier Bancorp, Inc.                                         26,840            259,006
 * Pain Therapeutics, Inc.                                              141,500            863,150
 * Palmone Inc.                                                          72,510          1,085,475
 * Palmsource Inc.                                                       22,463            574,828
 * Par Technology Corp.                                                 158,900          1,260,077
 * Paradyne Networks Corp.                                               11,500             52,785
   Park Electrochemical Corp.                                           224,350          5,732,143
 * Parker Drilling Co.                                                2,042,600          4,881,814
 * Park-Ohio Holdings Corp.                                             187,935          1,377,564
   Parkvale Financial Corp.                                              40,725          1,086,136
 * Parlex Corp.                                                          86,500            704,975
 * Parlux Fragrances, Inc.                                              230,900            750,194
 * Pathmark Stores, Inc.                                                667,738          4,847,778
   Patrick Industries, Inc.                                              96,250            825,825
 * Paula Financial, Inc.                                                 90,600            140,430
 * Paul-Son Gaming Corp.                                                 35,400            211,692
 * Paxson Communications Corp.                                          462,700          2,220,960
 * Payless Cashways, Inc.                                                 4,184                  6
 * PC Connection, Inc.                                                  373,051          3,264,196
 * PC Mall, Inc.                                                        136,500          1,823,640
 * PC-Tel, Inc.                                                         278,000          2,488,100
 * Pediatric Services of America, Inc.                                   88,400            769,080
 * Peerless Manufacturing Co.                                            20,100            238,286
 * Peerless Systems Corp.                                               120,900            411,060
 * Pegasus Solutions, Inc.                                              113,541          1,348,867
 * Pemstar, Inc.                                                        394,690          1,484,034
   Penford Corp.                                                         79,800          1,151,514
*# Penn Treaty American Corp.                                           235,200            378,672
   Penn Virginia Corp.                                                   85,800          4,024,878
   Penn-America Group, Inc.                                             210,975          3,082,345
   Pep Boys - Manny, Moe & Jack                                       1,365,600         27,994,800
 * Perceptron, Inc.                                                     222,100          1,643,540
 * Pericom Semiconductor Corp.                                           75,217            881,543
 * Perini Corp.                                                          71,100            640,611
 * Per-Se Technologies, Inc.                                            364,566          5,122,152
 * Petrocorp, Inc.                                                      102,600          1,389,204
 * Petroleum Development Corp.                                          275,464          3,911,589
 * Pharmacopeia, Inc.                                                   382,790          4,784,875
 * Pharmacyclics, Inc.                                                  408,753          2,616,019
 * PharmChem, Inc.                                                       54,000             15,120
   Phillips-Van Heusen Corp.                                            537,900    $     9,467,040
 * Phoenix Technologies, Ltd.                                            72,798            634,071
 * Photo Control Corp.                                                    4,200              9,618
 * Photronics, Inc.                                                     140,754          2,599,726
 * Piccadilly Cafeterias, Inc.                                          184,200             33,156
 * Pico Holdings, Inc.                                                  184,820          2,775,996
   Pilgrims Pride Corp. Class B                                         882,900         13,199,355
   Pinnacle Bancshares, Inc.                                             10,400            169,000
 * Pinnacle Entertainment, Inc.                                         401,400          3,664,782
 * Pixelworks, Inc.                                                       3,100             40,920
 * Plains Exploration & Production Co.                                  115,835          1,622,848
 * PlanVista Corp.                                                      302,298            574,366
 * Plato Learning, Inc.                                                 368,983          3,664,001
 * Play By Play Toys and Novelties, Inc.                                 52,900                135
 * Plexus Corp.                                                         189,512          3,363,838
 * PLX Technology, Inc.                                                  81,828            769,183
 # PMA Capital Corp. Class A                                            186,164            739,071
   Pocahontas Bancorp, Inc.                                              69,800            984,180
 * Point West Capital Corp.                                              14,300                  1
 * Polyone Corp.                                                        473,800          2,819,110
   Pomeroy IT Solutions, Inc.                                           321,022          4,690,131
   Pope & Talbot, Inc.                                                  373,300          5,058,215
   Potlatch Corp.                                                       402,300         12,974,175
 * PowerCerv Corp.                                                       20,666              1,653
 * Power-One, Inc.                                                      508,800          4,289,184
 * Powerwave Technologies, Inc.                                         489,690          3,648,191
 * PPT Vision, Inc.                                                      89,000             96,120
 * PRAECIS Pharmaceuticals, Inc.                                        784,501          5,962,208
 * Premier Financial Bancorp                                              1,100              8,855
   Presidential Life Corp.                                              762,667         11,058,672
*# PRG-Schultz International, Inc.                                      304,349          1,506,528
 * Pricesmart, Inc.                                                      33,250            226,067
 * Prime Hospitality Corp.                                            1,163,052         12,816,833
 * Prime Medical Services, Inc.                                         412,886          2,093,332
 * Primus Knowledge Solutions, Inc.                                     117,500            522,875
 * Printronix, Inc.                                                      89,800          1,480,802
 * Procom Technology, Inc.                                                5,400              2,403
 * Procurenet, Inc.                                                      22,400                 22
   Programmers Paradise, Inc.                                            86,900            618,728
 * Progressive Software Holding, Inc.                                     5,680                  6
 * Protection One, Inc.                                               1,316,200            592,290
   Proton Energy Systems, Inc.                                          581,195          1,522,731
 * Provant, Inc.                                                        121,400                121
   Providence & Worcester Railroad Co.                                   47,100            427,668
   Provident Financial Holdings, Inc.                                    36,800          1,233,168
 * Province Healthcare Co.                                              534,813          8,198,683
 * PSS World Medical, Inc.                                              847,300          8,684,825
 * Psychiatric Solutions, Inc.                                           35,000            532,700
 * PTEK Holdings, Inc.                                                  584,400          5,095,968
   Pulitzer, Inc.                                                        37,100          1,966,300
 * Pure World, Inc.                                                     100,500            228,135
   Pyramid Breweries, Inc.                                              110,100            350,118
 * QEP Co., Inc.                                                         29,000            342,200
   Quaker Fabric Corp.                                                  398,983          3,483,122
 * Quality Dining, Inc.                                                 217,600            628,864
   Quanex Corp.                                                         337,002         13,321,689
 * Quanta Services, Inc.                                                998,550          7,638,908
 * Quicklogic Corp.                                                     109,100            680,784
 * Quigley Corp.                                                         22,100            187,629
 * Quovadx, Inc.                                                        405,100          1,972,837
 * R & B, Inc.                                                          122,500          1,715,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Radiologix, Inc.                                                     115,100    $       351,055
 * Rag Shops, Inc.                                                       55,755            189,009
 * Railamerica, Inc.                                                    789,865          8,964,968
 * Range Resources Corp.                                                731,991          5,782,729
 * RCM Technologies, Inc.                                               234,100          1,704,248
 * Reading International, Inc. Class A                                  213,799          1,334,106
 * Reading International, Inc. Class B                                   14,660             86,494
 * RealNetworks , Inc.                                                      300              1,791
*# Redhook Ale Brewery, Inc.                                            126,500            376,844
 * Refac                                                                 11,357             56,842
   Regal-Beloit Corp.                                                   345,283          7,130,094
 * Regent Communications, Inc.                                          670,797          4,366,888
 * Register.Com, Inc.                                                    78,955            382,932
 * Reliability, Inc.                                                    100,400            109,436
   Reliance Steel & Aluminum Co.                                        332,283          9,795,703
*# Reliant Resources, Inc.                                               52,300            343,088
 * Relm Wireless Corp.                                                   59,254             89,474
 * Remec, Inc.                                                          602,650          6,761,733
 * RemedyTemp, Inc.                                                       7,500             82,275
 * Rentrak Corp.                                                         63,000            503,370
 * Rent-Way, Inc.                                                       676,600          5,013,606
*# Reptron Electronics, Inc.                                             73,300             12,461
 * Republic First Bancorp, Inc.                                          66,730            868,157
 * Res-Care, Inc.                                                       480,798          3,533,865
   Resource America, Inc.                                               444,343          5,789,789
 * Restoration Hardware, Inc.                                            48,080            294,730
 * Retail Ventures Inc.                                                 648,323          3,500,944
 * Rex Stores Corp.                                                     274,050          4,310,807
 * Rexhall Industries, Inc.                                              38,798            113,096
 * RF Monolithics, Inc.                                                 121,000          1,061,170
   Richardson Electronics, Ltd.                                         177,200          1,807,440
   Riggs National Corp.                                                 722,119         12,391,562
 * Riverside Group, Inc.                                                  3,200                 59
 * Riverstone Networks, Inc.                                              9,900             10,890
   Riverview Bancorp, Inc.                                               58,300          1,246,454
 * Riviera Holdings Corp.                                                 5,500             29,948
 * Riviera Tool Co.                                                      16,500             74,415
 * RMH Teleservices, Inc.                                                79,400            409,704
 * Roadhouse Grill, Inc.                                                174,800             43,700
   Roanoke Electric Steel Corp.                                         140,900          1,359,685
   Robbins & Myers, Inc.                                                242,300          5,345,138
 * Robotic Vision Systems, Inc.                                          70,000             46,550
 * Rochester Medical Corp.                                               27,100            242,545
   Rock of Ages Co.                                                      87,600            507,204
   Rock-Tenn Co. Class A                                                835,550         13,285,245
 * Rocky Shoes & Boots, Inc.                                             72,000          1,245,600
 * Rogue Wave Software, Inc.                                            147,100            966,447
   Roto-Rooter, Inc.                                                     43,600          1,604,916
 * Rouge Industries, Inc. Class A                                       271,100             21,688
 * RTI International Metals, Inc.                                       528,750          7,164,563
 * RTW, Inc.                                                             93,850            606,177
 * Rubio's Restaurants, Inc.                                             74,243            449,170
   Ruddick Corp.                                                         30,891            522,058
 * Rural/Metro Corp.                                                    134,500            263,620
 * Rush Enterprises, Inc. Class A                                       105,400            814,742
 * Rush Enterprises, Inc. Class B                                       105,400            862,172
   Russell Corp.                                                        630,600         11,596,734
 * Ryan's Family Steak Houses, Inc.                                     351,500          5,216,260
   Ryerson Tull, Inc.                                                   584,739          5,268,498
 * S&K Famous Brands, Inc.                                               78,600          1,405,368
 * Safeguard Scientifics, Inc.                                          762,500          2,607,750
 * SafeNet, Inc.                                                            735    $        24,431
 * Safety Components International, Inc.                                  1,155             13,629
*# Salton, Inc.                                                         287,400          3,868,404
   Sanders Morris Harris Group, Inc.                                     26,700            265,665
 * Sands Regent Casino Hotel                                             15,492             64,137
 * Sangamo BioSciences, Inc.                                             19,700             89,832
 * Sapient Corp.                                                            600              3,372
*# Satcon Technology Corp.                                              101,000            262,600
   Saucony, Inc. Class A                                                 35,800            607,884
   Saucony, Inc. Class B                                                 48,400            803,440
   Sauer-Danfoss, Inc.                                                   92,400          1,478,400
 * SBS Technologies, Inc.                                               219,074          3,209,434
 * ScanSoft, Inc.                                                        73,525            441,150
 * Scheid Vineyards, Inc.                                                34,100            143,391
 * Schieb (Earl), Inc.                                                   75,600            199,962
 * Schlotzskys, Inc.                                                    164,000            413,280
   Schnitzer Steel Industries, Inc. Class A                             156,900          8,489,859
 * Schuff International, Inc.                                           106,600            152,438
 # Schulman (A.), Inc.                                                  252,583          4,937,998
   Schweitzer-Maudoit International, Inc.                                30,500            845,460
 * SCM Microsystems, Inc.                                               300,372          2,493,088
   Scope Industries, Inc.                                                 8,100            614,790
   SCPIE Holdings, Inc.                                                 150,700          1,499,465
 * SCS Transportation, Inc.                                             230,050          3,825,732
   Seaboard Corp.                                                        26,240          6,048,320
 * Seabulk International, Inc.                                           30,300            265,125
 * Seachange International, Inc.                                          4,200             63,210
   Seacoast Financial Services Corp.                                     91,846          2,521,173
*# Seacor Smit, Inc.                                                    487,966         18,611,023
 * Secom General Corp.                                                   11,500             14,835
 * SED International Holdings, Inc.                                      11,350             30,078
 * SEEC, Inc.                                                            87,900             43,071
 * Segue Software, Inc.                                                  68,200            175,274
 * Selas Corp. of America                                                76,500            211,140
 * Selectica, Inc.                                                      810,111          3,758,915
   Selective Insurance Group, Inc.                                      705,932         22,879,256
 * Semitool, Inc.                                                       421,900          4,801,222
*# SEMX Corp.                                                            89,400              8,940
 * Seneca Foods Corp. Class B                                            10,500            210,893
 * Sequa Corp. Class A                                                   94,900          4,531,475
 * Sequa Corp. Class B                                                   28,900          1,414,655
 * Sequenom, Inc.                                                       540,150          1,945,080
 * SeraCare Life Sciences, Inc.                                           2,680             29,480
 * Service Corp. International                                        4,638,700         22,961,565
 * Servotronics, Inc.                                                       400              1,240
 * Shaw Group, Inc.                                                   1,116,500         14,536,830
 * Shells Seafood Restaurants, Inc.                                      42,100             27,997
 * Shiloh Industries, Inc.                                              164,700            743,621
 * Shoe Carnival, Inc.                                                  241,800          4,371,744
 * Shoe Pavilion, Inc.                                                    9,500             12,113
 * Sholodge, Inc.                                                        71,600            313,250
 * Shopko Stores, Inc.                                                  757,800         12,617,370
 * Sifco Industries, Inc.                                                74,715            261,503
 * Sight Resource Corp.                                                  75,200              4,700
 * Sigmatron International, Inc.                                         16,800            425,208
 * Silicon Graphics, Inc.                                             1,681,500          1,900,095
 * Silicon Storage Technology, Inc.                                     311,664          4,229,280
   Simmons First National Corp. Class A                                  68,600          1,819,958
 * Simon Worldwide, Inc.                                                181,600             14,074
 * Simula, Inc.                                                          78,650            247,748
 * Sinclair Broadcast Group, Inc. Class A                               162,600          1,865,022

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sipex Corp.                                                          490,900    $     4,614,460
 * Sitel Corp.                                                          469,800          1,104,030
 * Six Flags, Inc.                                                    1,879,700         12,687,975
 * Skechers U.S.A., Inc. Class A                                        379,732          2,821,409
   Skyline Corp.                                                        118,700          3,810,270
*# Skyworks Solutions, Inc.                                             739,833          6,503,132
 * Smart & Final Food, Inc.                                             307,100          2,803,823
 * SmartDisk Corp.                                                       73,400             23,855
 * Smith & Wollensky Restaurant Group,
     Inc.                                                               160,400            936,736
   Smith (A.O.) Corp.                                                    62,400          2,192,736
   Smith (A.O.) Corp. Convertible Class A                                70,050          2,461,557
 * Smithway Motor Xpress Corp. Class A                                   73,800             87,822
 * Sola International, Inc.                                             468,800          9,188,480
 * Somera Communications, Inc.                                           17,400             24,708
   Sonic Automotive, Inc.                                               337,493          7,576,718
 * Sonic Foundry, Inc.                                                   22,800             50,160
 * Sonic Innovations, Inc.                                                1,600              9,760
 * SonicWALL, Inc.                                                      930,469          7,434,447
 * Source Information Management, Inc.                                  175,700          1,702,533
 * Sourcecorp, Inc.                                                     309,030          7,558,874
   South Jersey Industries, Inc.                                        221,591          8,730,685
 * Southern Energy Homes, Inc.                                          180,800            479,120
 * Southwall Technologies, Inc.                                         131,500            114,405
   Southwest Gas Corp.                                                    1,700             38,335
 * Southwestern Energy Co.                                              469,900          9,590,659
 * Spacehab, Inc.                                                       122,200            124,644
   Span-American Medical System, Inc.                                    24,000            290,400
 * Spanish Broadcasting System, Inc.                                    473,000          4,753,650
 * SPAR Group, Inc.                                                       6,000             21,900
   Spartan Motors, Inc.                                                  25,395            241,253
 * Spartan Stores, Inc.                                                 183,196            897,660
 * Sparton Corp.                                                        120,503          1,317,101
 * Spectrum Control, Inc.                                               173,800          1,237,630
 * Speizman Industries, Inc.                                             40,400             15,352
 * Spherion Corp.                                                     1,263,789         11,298,274
 * Spiegel, Inc. Class A Non-Voting                                      44,900              3,929
 * Spinnaker Exploration Co.                                            812,166         21,392,452
 * Sport Chalet, Inc.                                                    45,900            428,706
 * Sport Supply Group, Inc.                                             105,400            194,990
 * Sport-Haley, Inc.                                                     60,800            250,496
 * Sports Club Co., Inc.                                                116,000            232,000
 * SportsLine.Com, Inc.                                                 227,300            247,757
*# SPS Technologies, Inc.                                               161,550          7,909,488
*# SR Telecom, Inc.                                                      49,144            280,121
 * SRI/Surgical Express, Inc.                                            52,500            347,813
   St. Francis Capital Corp.                                            122,000          4,246,820
 * Stamps.com, Inc.                                                     573,853          3,586,581
   Standard Commercial Corp.                                            296,980          6,192,033
 * Standard Management Corp.                                            134,600            440,142
 * Standard Microsystems Corp.                                          184,942          4,956,446
   Standard Motor Products, Inc. Class A                                193,350          1,943,168
   Standard Pacific Corp.                                               401,800         20,061,874
   Standard Register Co.                                                271,400          4,309,832
 * Star Buffet, Inc.                                                      7,200             29,340
 * Star Multi Care Service, Inc.                                          6,344                888
   Starrett (L.S.) Co. Class A                                           64,600            921,842
   State Financial Services Corp. Class A                                67,000          1,778,850
 * Steel Dynamics, Inc.                                                 926,786         18,554,256
   Steel Technologies, Inc.                                             253,485          3,903,669
*# SteelCloud Co.                                                         5,900             30,149
 * Stein Mart, Inc.                                                     140,010    $     1,247,489
 * Steinway Musical Instruments, Inc.                                    83,300          1,990,870
 * Stellent, Inc.                                                       437,500          4,318,125
   Stepan Co.                                                           128,900          3,230,234
   Stephan Co.                                                           51,500            220,420
   Stewart & Stevenson Services, Inc.                                   699,500          9,820,980
 * Stewart Enterprises, Inc.                                          2,694,197         12,581,900
 * Stewart Information Services Corp.                                   434,400         16,780,872
 * Stifel Financial Corp.                                                92,072          1,578,114
 * Stillwater Mining Co.                                                583,800          4,915,596
 * Stoneridge, Inc.                                                     434,300          5,797,905
 * StorageNetworks, Inc.                                                362,800                  0
 * StorageNetworks, Inc. Escrow Shares                                  362,800              9,832
   Strategic Distribution, Inc.                                          65,178            978,322
 * Stratos International, Inc.                                          101,733            761,980
 * Stratus Properties, Inc.                                              94,450            999,281
   Stride Rite Corp.                                                    596,400          6,900,348
 * Suburban Lodges of America, Inc.
   Escrow Shares                                                        241,100                  0
 * Summa Industries, Inc.                                                41,700            366,960
 * Sundance Homes, Inc.                                                  40,500                263
 * SunLink Health Systems, Inc.                                          65,400            184,428
*# Sunrise Senior Living, Inc.                                          551,200         19,027,424
   Sunrise Telecom, Inc.                                                  3,100             12,090
 * Suntron Corp.                                                         92,475            380,997
 * Superior Consultant Holdings Corp.                                     3,900             18,564
*# Superior Telecom, Inc.                                               126,600              1,266
   Superior Uniform Group, Inc.                                         136,400          2,228,776
   Supreme Industries, Inc.                                              35,310            205,681
 * Swift Energy Corp.                                                   712,908         10,116,165
*# Switchboard, Inc.                                                     12,300             82,410
   SWS Group, Inc.                                                      267,400          5,029,794
 * Sycamore Networks, Inc.                                            1,027,312          5,465,300
 * Sykes Enterprises, Inc.                                              279,242          2,552,272
 * Sylvan, Inc.                                                          99,900          1,207,292
 * Symmetricom, Inc.                                                    651,019          4,579,268
 * Syms Corp.                                                           343,900          2,386,666
 * Synalloy Corp.                                                        88,350            605,198
   Sypris Solutions, Inc.                                                47,108            643,024
 * Systemax, Inc.                                                       408,500          2,961,625
 * T-3 Energy Services, Inc.                                                880              5,086
 * Taitron Components, Inc.                                               6,500             15,275
   Tandy Brand Accessories, Inc.                                         63,700            955,500
*# Tarrant Apparel Group                                                 29,800            119,200
   Tasty Baking Co.                                                      26,500            223,925
   TB Woods Corp.                                                        92,900            733,910
 * TBA Entertainment Corp.                                              132,500             84,138
 * TEAM America, Inc.                                                     2,500                 25
 * TeamStaff, Inc.                                                       86,000            190,060
 * Technical Communications Corp.                                         6,300             28,350
   Technology Research Corp.                                             65,400          1,008,468
 * Technology Solutions Corp.                                            64,000             74,880
 * TechTeam Global, Inc.                                                253,200          1,709,100
   Tecumseh Products Co. Class A                                        361,572         14,882,304
   Tecumseh Products Co. Class B                                         15,600            624,000
*# Tegal Corp.                                                           66,300            157,794
 * Teletech Holdings, Inc.                                               91,306            917,625
 * Telular Corp.                                                         43,662            320,479
 * Temtex Industries, Inc.                                               35,700                286
 * Tenneco Automotive, Inc.                                             854,920          4,744,806
 * Terayon Communication Systems, Inc.                                  121,300            725,374

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Terex Corp.                                                        1,124,413    $    28,998,611
 * Terra Industries, Inc.                                             1,617,500          5,224,525
 * Tesoro Petroleum Corp.                                             1,680,000         21,302,400
   Texas Industries, Inc.                                               548,162         16,011,812
   TF Financial Corp.                                                    36,000          1,237,320
 * The Banc Corp.                                                        45,900            400,248
 * The Beard Co.                                                         22,500             10,688
 * The Dress Barn, Inc.                                                 349,785          5,120,852
 * The Hallwood Group, Inc.                                                 100              2,072
   The Marcus Corp.                                                     493,800          7,382,310
 * The Rowe Companies                                                     9,400             27,777
 * Theragenics Corp.                                                    506,500          2,486,915
 * TheStreet.com, Inc.                                                  264,000          1,206,480
 * Third Wave Technologies                                              166,200            714,660
 # Thomas & Betts Corp.                                                  81,500          1,695,200
 * Three-Five Systems, Inc.                                             553,500          2,950,155
 * TIBCO Software, Inc.                                                   3,900             22,815
 * Tickets.com, Inc.                                                     14,500              6,888
 * TII Network Technologies, Inc.                                        98,200            250,410
   Timberland Bancorp, Inc.                                              56,400          1,371,084
 * Timco Aviation Services, Inc.                                         11,922              5,365
 * Time Warner Telecom, Inc.                                            151,575          1,599,116
   Timken Co.                                                           268,300          4,595,979
 * Tipperary Corp.                                                      126,900            347,706
   Titan International, Inc.                                            260,900            500,928
*# Titan Pharmaceuticals, Inc.                                          188,798            522,970
 * Titanium Metals Corp.                                                 57,930          2,751,675
 * TLC Vision Corp.                                                      88,670            540,000
   Todd Shipyards Corp.                                                  81,450          1,470,173
 * Todhunter International, Inc.                                         73,100            759,144
 * Torch Offshore, Inc.                                                 276,800          1,444,896
 * Tower Automotive, Inc.                                             1,463,950          6,660,973
   Traffix, Inc.                                                        266,400          1,332,000
 * Trailer Bridge, Inc.                                                 111,200            668,312
 * Trammell Crow Co.                                                    116,400          1,565,580
 * Trans World Entertainment Corp.                                      930,286          6,577,122
 * Transcat, Inc.                                                        60,000            200,400
 * Transgenomic, Inc.                                                    10,100             18,483
 * Transkaryotic Therapies, Inc.                                        241,906          3,142,359
   Trans-Lux Corp.                                                        2,746             17,163
 * Transmeta Corp.                                                       59,900            197,670
 * Transmontaigne Oil Co.                                               457,324          2,748,517
 * Transport Corp. of America                                            20,000            141,000
 * Transpro, Inc.                                                       126,400            427,232
 * Transtechnology Corp.                                                 97,300            680,127
   Tredegar Industries, Inc.                                            488,700          7,525,980
*# Trenwick Group, Ltd.                                                 199,776              4,994
 * Trestle Holdings Inc.                                                  5,240             28,820
 * Trico Marine Services, Inc.                                          618,200            791,296
 # Trinity Industries, Inc.                                           1,046,100         27,146,295
 * TriPath Imaging, Inc.                                                 76,587            698,473
 * Tripos, Inc.                                                           7,200             49,752
 * Triquint Semiconductor, Inc.                                         633,070          5,115,206
 * Triumph Group                                                        319,117         10,400,023
 * TriZetto Group, Inc.                                                 825,529          5,324,662
 * TRM Corp.                                                             98,200            680,526
 * Trover Solutions, Inc.                                               123,200            853,160
 * Trump Hotels & Casino Resorts, Inc.                                  358,700            566,746
 * Tumbleweed Communications Corp.                                       37,100            308,301
 * Turnstone Systems, Inc.                                              871,543          2,518,759
 * Tut Systems, Inc.                                                     13,500             67,635
 * Tweeter Home Entertainment Group,
     Inc.                                                               621,789    $     5,198,156
   Twin Disc, Inc.                                                       37,200            667,926
 * Twinlab Corp.                                                        244,900              4,898
 * Tyler Technologies, Inc.                                             131,300          1,102,920
 * U.S. Concrete, Inc.                                                  332,523          1,961,553
*# U.S. Diagnostic, Inc.                                                 20,800                  2
 * U.S. Xpress Enterprises, Inc. Class A                                163,490          2,182,592
 * Ubics, Inc.                                                           18,600              2,883
 * UICI                                                               1,206,600         16,663,146
 * Ulticom, Inc.                                                        210,100          2,273,282
   UMB Financial Corp.                                                  327,304         15,969,162
*# Unapix Entertainment, Inc.                                             9,300                 38
 * Unico American Corp.                                                  72,700            384,220
 * Unifi, Inc.                                                        1,365,866          7,006,893
   Unifirst Corp.                                                       173,600          4,032,728
 * Uni-Marts, Inc.                                                      103,200            164,604
 * Uniroyal Technology Corp.                                              3,700                  0
 * United American Healthcare Corp.,                                     17,950             52,773
   United Auto Group, Inc.                                              771,600         19,058,520
   United Community Financial Corp.                                     593,021          6,653,696
   United Fire & Casualty Co.                                            44,450          1,778,000
 * United Rentals, Inc.                                               1,083,100         20,059,012
 * United Retail Group, Inc.                                            248,417            794,934
 * United Road Services, Inc.                                             5,380                915
 * Universal Access Global Holdings, Inc.                                   250              1,000
 * Universal American Financial Corp.                                   122,111          1,271,176
 * Universal Compression Holdings, Inc.                                 451,284         10,582,610
   Universal Forest Products, Inc.                                       79,857          2,430,847
 * Universal Stainless & Alloy Products,
     Inc.                                                               118,900          1,002,327
   Unizan Financial Corp.                                                17,031            366,167
 * Unova, Inc.                                                          603,100         14,426,152
 * Urologix, Inc.                                                       108,400            613,544
 * URS Corp.                                                            589,199         13,433,737
 * US Energy Corp.                                                       25,700             70,161
 * US Liquids, Inc.                                                      68,850             16,524
 * US Oncology, Inc.                                                  2,165,250         22,042,245
 * USA Truck, Inc.                                                       71,600            771,848
   Usec, Inc.                                                         1,911,302         14,392,104
   USF Corp.                                                            619,332         20,456,536
 * V.I. Technologies, Inc.                                                  100                 68
 * Vail Resorts, Inc.                                                   540,973          8,239,019
 # Valeant Pharmaceuticals International                                497,500         11,895,225
*# Valence Technology, Inc.                                               4,800             17,280
   Valhi, Inc.                                                          221,452          3,060,467
 * Valley National Gases, Inc.                                           13,800             87,561
 * Valpey Fisher Corp.                                                   10,350             32,706
 * ValueClick, Inc.                                                     230,500          1,924,675
 * Valuevision Media, Inc. Class A                                       20,600            319,300
 * Vans, Inc.                                                           465,470          5,958,016
 * Variflex, Inc.                                                        68,100            422,901
*# Vascular Solutions, Inc.                                              21,400            133,964
 * Vastera, Inc.                                                        616,518          2,404,420
 * Veeco Instruments, Inc.                                              377,439         11,134,451
 * Verilink Corp.                                                       110,800            870,888
 * Veritas DGC, Inc.                                                    871,100          7,848,611
 * Verso Technologies, Inc.                                             322,228          1,240,578
 * Verticalbuyer Inc.                                                     7,773                 89
   Vesta Insurance Group, Inc.                                          674,700          2,374,944
 * Vical, Inc.                                                          317,533          1,594,016

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vicon Industries, Inc.                                                71,500    $       296,010
 * Vicor Corp.                                                          173,711          1,997,677
*# Video Display Corp.                                                   60,140            733,708
*# Viewpoint Corp.                                                        1,400              1,106
 * Vignette Corp.                                                       927,600          2,142,756
 * Viisage Technology, Inc.                                              14,600             56,210
   Vintage Petroleum, Inc.                                            1,670,735         17,392,351
   Virco Manufacturing Corp.                                             60,786            347,088
   Visteon Corp.                                                      1,908,165         14,979,095
 * Visual Networks, Inc.                                                 26,900             44,654
*# Vitech America, Inc.                                                     700                  2
 * Vitesse Semiconductor, Inc.                                          132,600            967,980
 * Volt Information Sciences, Inc.                                      406,700          8,296,680
   Vulcan International Corp.                                            11,200            464,240
 * Vyyo, Inc.                                                            92,721            650,901
   Walter Industries, Inc.                                               66,577            814,902
*# Warnaco Group, Inc.                                                  119,700                120
   Washington Savings Bank FSB                                           37,650            363,323
   Waste Industries USA, Inc.                                           238,100          2,177,425
 * WatchGuard Technologoes, Inc.                                        802,220          4,981,786
 * Water Pik Technologies, Inc.                                          76,400            970,280
 * Waterlink, Inc.                                                      248,300             13,657
   Watsco, Inc. Class A                                                 367,500          8,540,700
   Watts Water Technologies, Inc.                                       233,800          4,792,900
   Wausau-Mosinee Paper Corp.                                           883,800         10,870,740
   Waypoint Financial Corp.                                              25,994            558,091
 * Webb Interactive Services, Inc.                                        4,200              4,200
 * Webco Industries, Inc.                                                93,900            319,260
 * Weider Nutrition International, Inc.                                 166,500            792,540
 # Wellco Enterprises, Inc.                                               4,600             48,990
   Wellman, Inc.                                                        833,400          7,250,580
 * Wells-Gardner Electronics Corp.                                       58,325            211,137
 * WESCO International, Inc.                                             12,726            113,898
   West Pharmaceutical Services, Inc.                                   151,700          5,157,800
 * Westaff, Inc.                                                         23,700             48,585
   Westbank Corp.                                                         1,470             27,048
 * Westcoast Hospitality Corp.                                          290,000          1,421,000
   Western Ohio Financial Corp.                                          23,400            752,778
 * Western Power & Equipment Corp.                                        4,091              1,595
 * Whitehall Jewelers, Inc.                                              95,600          1,014,316
*# WHX Corp.                                                            114,633            259,071
 * Wickes, Inc.                                                          49,400             26,182
 * Williams Industries, Inc.                                              3,400             11,968
 * Willis Lease Finance Corp.                                           132,900            897,075
 * Wilshire Financial Services Group, Inc.                                2,092             11,590
 * Wilshire Oil Co. of Texas                                            113,590            733,791
 * Wilsons The Leather Experts, Inc.                                    377,175          2,342,257
 * Wind River Systems, Inc.                                             240,920          1,568,389
 * Wireless WebConnect!, Inc.                                             4,500                 12
 * Wiser Oil Co.                                                        193,275          1,362,589
 * Wolverine Tube, Inc.                                                 302,100          1,589,046
   Woodhead Industries, Inc.                                             15,900            269,982
   Woodward Governor Co.                                                 32,066          1,599,452
 * Workflow Management, Inc.                                            278,523          1,381,474
 * Worldwide Restaurant Concepts, Inc.                                  291,500            851,180
 * Xanser Corp.                                                         259,400            606,996
 * Xeta Corp.                                                             8,500             51,850
 * Zapata Corp.                                                          31,610          1,667,428
   Ziegler Co., Inc.                                                      8,200            113,980
*# Zoltek Companies, Inc.                                               281,032          1,222,489
 * Zomax, Inc.                                                          252,509          1,358,498
 * Zonagen, Inc.                                                          5,900    $        11,151
 * Zones, Inc.                                                          173,400            216,750
 * Zoran Corp.                                                           53,196            976,679
 * Zygo Corp.                                                           344,986          5,609,472
 * Zymetx, Inc.                                                          16,400              1,599
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,629,226,237)                                                             4,456,124,265
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                             257                  0
 * American Banknote Corp.
     Warrants Series 2 10/10/07                                             257                  0
*# Angeion Corp. Warrants 10/31/07                                          315                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                 3                 12
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                  142,110            895,293
 * CSF Holding, Inc. Litigation Rights                                   40,500                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   19,927              8,967
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    4,082                  0
 * Imperial Sugar Co. Warrants 08/29/08                                   9,694             12,796
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             3,433              1,047
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            10,609              3,342
 * Magnum Hunter Resources Warrants
     03/21/05                                                             9,740              3,799
 * PMR Corp. Contingent Value Rights
     08/05/04                                                           105,000                105
 * Timco Aviation Services Warrants
     02/27/07                                                            25,879                  3
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $6,107,175)                                                                       925,364
                                                                                   ---------------

                                                                          FACE
                                                                         AMOUNT
                                                                         ------
                                                                          (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
   Subordinated Promissory Note
   * 6.000%, 03/28/07                                           $            40                  0
Timco Aviation Services, Inc.
   Jr Subordinated Note
   * 8.000%, 01/02/07                                                         5                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------

TEMPORARY CASH
   INVESTMENTS -- (7.3%)
  Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $63,771,000 FMC
   Discount Notes 1.11%, 03/25/04,
   valued at $65,531,859) to be
   repurchased at $62,596,277
   (Cost $62,592,000)                                                    62,592         62,592,000

                                                                          FACE
                                                                         AMOUNT             VALUE+
                                                                         ------             ------
                                                                          (000)
Repurchase agreements in a Pooled Cash Account, UBS
  Warburg and Deutsche Bank Securities Inc., 1.01% and 1.02%
  respectively, 12/01/03 (Collateralized by $232,907,000
  U.S. Treasury Obligations, rates ranging from 5.50% to
  8.875%, maturities ranging from 08/15/04 to 05/15/30,
  valued at $288,146,571) to be repurchased at $280,787,958
  (Cost $280,764,200)^                                          $       280,764    $   280,764,200
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $343,356,200)                                                                 343,356,200
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,978,689,612)++                                                         $ 4,800,405,829
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
  ^ Security purchased with cash proceeds from securities on loan ++ The cost for federal income tax purposes is $3,981,240,475.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (91.0%)
 * 1-800 CONTACTS, Inc.                                                  19,654    $       415,682
 * 1-800-FLOWERS.COM, Inc.                                               41,597            487,101
   1st Source Corp.                                                      28,641            642,990
 # 21st Century Holding Co.                                               1,100             16,929
 * 24/7 Real Media, Inc.                                                 15,900             24,009
 * 3-D Systems Corp.                                                     11,500            104,650
 * 4Kids Entertainment, Inc.                                             19,800            531,630
 * 7-Eleven, Inc.                                                       134,600          2,207,440
*# 8X8, Inc.                                                             19,200            144,192
 * @Road, Inc.                                                           79,200            997,128
 * A. B. Watley Group, Inc.                                               9,400              2,162
 * A.C. Moore Arts & Crafts, Inc.                                        28,900            634,933
 * A.D.A.M., Inc.                                                           700              1,512
*# aaiPharma, Inc.                                                       47,250            859,005
 * Aames Financial Corp.                                                    240                761
 * AAON, Inc.                                                            13,100            246,804
 * AAR Corp.                                                             46,883            490,396
   Aaron Rents, Inc. Class A                                              5,700            113,202
   Aaron Rents, Inc. Class B                                             21,600            457,920
 * Abaxis, Inc.                                                          18,300            370,392
   ABC Bancorp                                                            8,310            139,774
 * Abgenix, Inc.                                                        131,934          1,486,896
   Abington Bancorp, Inc.                                                 3,200            122,112
*# Abiomed, Inc.                                                         31,570            233,271
 * Ablest, Inc.                                                           2,100             11,445
   ABM Industries, Inc.                                                  74,100          1,174,485
   Abrams Industries, Inc.                                                  200                830
 * ABX Air, Inc.                                                         66,600            263,070
 * Acacia Research-Acacia
     Technologies Common Stock                                           20,960            115,280
 * Acacia Research-CombiMatrix Corp.                                     10,434             42,049
 * Access Pharmaceuticals, Inc.                                          14,400             68,400
*# Acclaim Entertainment, Inc.                                           55,700             36,205
 * Accredo Health, Inc.                                                  49,137          1,443,589
 * Ace Cash Express, Inc.                                                10,100            194,819
 * Ace Comm Corp.                                                         7,500             18,150
   Aceto Corp.                                                           15,500            299,134
 * Aclara Biosciences, Inc.                                              49,571            158,627
 * Acme Communications, Inc.                                             24,600            209,100
 * Acme United Corp.                                                      3,400             17,850
 * ACT Manufacturing, Inc.                                                4,600                 92
 * ACT Teleconferencing, Inc.                                            14,400             23,760
 * Actel Corp.                                                           37,400          1,025,134
 * Acterna Corp.                                                        122,100              3,052
   Action Performance Companies, Inc.                                    26,800            520,456
 * ActivCard Corp.                                                       59,991            521,322
 * Active Power, Inc.                                                    63,100            212,016
 * Activision, Inc.                                                     123,343          1,887,148
 * Actuant Corp.                                                         35,280          1,095,444
 * Actuate Corp.                                                         90,600            285,390
   Acuity Brands, Inc.                                                   27,700            660,645
 * Acxiom Corp.                                                           4,000             66,440
 * Adams Resources & Energy, Inc.                                         4,200             48,804
 * Adaptec, Inc.                                                        162,200          1,428,982
 * ADE Corp.                                                             13,300            334,495
 * Adept Technology, Inc.                                                 7,100             12,780
 * Administaff, Inc.                                                     39,300            587,928
 * Adolor Corp.                                                          69,800    $     1,377,154
 * Advanced Digital Information Corp.                                    94,200          1,429,014
 * Advanced Energy Industries, Inc.                                      48,400          1,277,760
*# Advanced Magnetics, Inc.                                               6,600             94,050
   Advanced Marketing Services, Inc.                                     28,550            332,607
 * Advanced Materials Group, Inc.                                           237                 69
 * Advanced Medical Optics, Inc.                                         43,600            859,356
 * Advanced Neuromodulation
     Systems, Inc.                                                       29,000          1,223,510
 * Advanced Nutraceuticals, Inc.                                            700                343
 * Advanced Photonix, Inc. Class A                                        9,000             22,590
 * Advanced Power Technology, Inc.                                       15,600            128,076
   Advanta Corp. Class A                                                 14,717            184,698
   Advanta Corp. Class B Non-Voting                                      24,994            320,923
 * Advent Software, Inc.                                                 48,700            852,737
   Advo, Inc.                                                            44,850          1,354,918
 * Aehr Test Systems                                                      7,100             27,470
 * AEP Industries, Inc.                                                  12,300             88,929
 * AeroCentury Corp.                                                        300                936
 * Aeroflex, Inc.                                                        98,950          1,255,675
 * Aeropostale, Inc.                                                     55,600          1,734,164
*# Aerosonic Corp.                                                        3,900             44,265
 * Aether Systems, Inc.                                                  63,842            317,295
 * Aetrium, Inc.                                                          9,300             33,015
 * AFC Enterprises, Inc.                                                 39,800            686,550
 * Affiliated Managers Group, Inc.                                       26,100          1,735,650
 * Affinity Technology Group, Inc.                                       29,100              2,561
 * Aftermarket Technology Corp.                                          36,300            483,153
 * AG Services America, Inc.                                              5,400             45,630
 * Agile Software Corp.                                                  77,000            846,230
*# Agility Capital, Inc.                                                  5,900                 38
   Agilysys, Inc.                                                        47,488            534,715
 * Air Methods Corp.                                                     13,400            121,270
   Airgas, Inc.                                                          62,500          1,211,250
 * Airnet Systems, Inc.                                                  10,100             35,249
 * Airspan Networks, Inc.                                                23,000             55,430
 * Airtran Holdings, Inc.                                               124,100          1,831,716
 * AK Steel Holding Corp.                                               162,400            487,200
*# Akamai Technologies, Inc.                                            179,200          2,404,864
 * Akorn, Inc.                                                           19,500             36,075
*# Aksys, Ltd.                                                           44,600            322,904
   Alabama National Bancorporation                                       17,900            966,600
   Alamo Group, Inc.                                                     12,500            184,125
 * Alaris Medical, Inc.                                                 107,200          1,705,552
 * Alaska Air Group, Inc.                                                40,000          1,150,400
 * Alaska Communications
     Systems Group, Inc.                                                 22,200            110,756
   Albany International Corp. Class A                                    41,872          1,298,451
 * Albany Molecular Research, Inc.                                       47,678            672,260
   Albemarle Corp.                                                       61,900          1,751,770
 * Alcide Corp.                                                           2,300             35,558
 * Alderwoods Group, Inc.                                                 6,000             53,160
 * Aldila, Inc.                                                           4,633             16,447
   Alexander & Baldwin, Inc.                                             53,800          1,692,548
 * Alexion Pharmaceuticals, Inc.                                         32,700            613,125
   Alfa Corp.                                                           119,799          1,520,249
   Alico, Inc.                                                            7,000            244,300
*# Align Technology, Inc.                                                86,612          1,559,882

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Alkermes, Inc.                                                       133,011    $     1,739,784
 * All American Semiconductor, Inc.                                       4,000             18,120
 * Allegheny Energy, Inc.                                               168,700          1,813,525
   Allegheny Technologies, Inc.                                         121,800            998,760
   Allegiant Bancorp, Inc.                                               26,163            733,872
   Allen Organ Co. Class B                                                  800             38,200
 * Alliance Gaming Corp.                                                 69,060          1,809,372
 * Alliance Imaging, Inc.                                                85,400            328,790
 * Alliance Semiconductor Corp.                                          52,500            433,650
 * Allied Defense Group, Inc.                                             6,200            130,386
 * Allied Healthcare International, Inc.                                 19,300            107,308
 * Allied Healthcare Products, Inc.                                       6,700             27,202
 * Allied Holdings, Inc.                                                  8,300             38,097
 * Allied Motion Technologies, Inc.                                       2,900             12,847
 * Allmerica Financial Corp.                                             64,500          1,764,075
*# Allos Therapeutics, Inc.                                              38,900            106,586
 * Allou Health Care, Inc. Class A                                        7,100                362
 * Alloy, Inc.                                                           59,000            317,420
 * Allscripts Healthcare Solutions, Inc.                                 57,900            314,397
 * Almost Family, Inc.                                                    1,600             13,520
 * Alpha Technologies Group, Inc.                                         7,100             10,295
   Alpharma, Inc. Class A                                                58,900          1,186,835
   Alpine Group, Inc.                                                    22,000             21,010
 * Alteon, Inc.                                                          61,700            104,273
*# Alterra Healthcare Corp.                                              23,700                  3
 * Altris Software, Inc.                                                  1,202                673
   Ambassadors Group, Inc.                                                9,800            209,524
   Ambassadors, Inc.                                                      9,800            128,184
 * AMC Entertainment, Inc.                                               50,500            765,075
 * Amcast Industrial Corp.                                                8,500             19,975
   Amcol International Corp.                                             42,500            608,600
   Amcore Financial, Inc.                                                37,460          1,020,785
 * Amedisys, Inc.                                                         1,400             19,404
 * AMEN Properties, Inc.                                                  1,975              3,713
*# Amerco, Inc.                                                          13,900            379,192
 * America Services Group, Inc.                                           9,400            311,140
 * America West Holdings Corp.
     Class B                                                             50,100            756,510
 * American Banknote Corp.                                                   88                 58
   American Biltrite, Inc.                                                3,400             22,882
 * American Building Control, Inc.                                       14,000             23,800
 # American Business Financial
     Services, Inc.                                                       4,613             19,010
 # American Capital Strategies, Ltd.                                     56,600          1,655,550
 * American Claims Evaluation, Inc.                                       1,000              2,040
 * American Dental Partners, Inc.                                         7,200             75,600
 * American Eagle Outfitters, Inc.                                       39,800            734,310
 * American Ecology Corp.                                                14,350             66,584
*# American Greetings Corp. Class A                                      78,700          1,662,144
*# American Healthways, Inc.                                             23,550          1,090,836
   American Home Mortgage
     Holdings, Inc.                                                      25,926            581,779
 * American Indemnity Financial
     Escrow                                                                 800                800
 * American Independence Corp.                                            8,400             91,056
 * American Italian Pasta Co.                                            27,000          1,026,000
 * American Locker Group, Inc.                                              300              3,645
 * American Management Systems,
     Inc.                                                                63,467            946,293
 * American Medical Electronics,
     Inc. (Escrow-Bonus)                                                  4,400                  0
 * American Medical Electronics,
     Inc. (Escrow-Earnings)                                               4,400    $             0
 * American Medical Security Group,
     Inc.                                                                19,900            447,551
 * American Medical Systems Holdings,
     Inc.                                                                59,500          1,352,435
 * American Pacific Corp.                                                 7,100             67,095
 * American Physicians Capital, Inc.                                     13,100            216,150
 * American Physicians Services
     Group, Inc.                                                            100                825
 * American Retirement Corp.                                             25,000             77,500
 * American Science & Engineering,
     Inc.                                                                10,500            135,975
   American Shared Hospital Services                                      3,700             22,940
   American Software, Inc. Class A                                       26,700            164,205
     American States Water Co.                                           22,950            556,996
 * American Superconductor Corp.                                         39,500            417,120
 * American Technical Ceramics Corp.                                      8,000             56,800
   American Vanguard Corp.                                                  414             13,248
 * American West Bancorporation                                           3,229             72,330
   American Woodmark Corp.                                               11,500            598,000
   Americana Bancorp, Inc.                                                2,712             41,548
 * America's Car-Mart, Inc.                                              11,200            328,832
*# Americredit Corp.                                                     38,000            511,100
 * AMERIGROUP Corp.                                                      35,900          1,576,369
   AmeriServe Financial, Inc.                                            20,100            100,500
 * Ameristar Casinos, Inc.                                               39,700            923,422
   Ameron International Corp.                                             7,800            257,400
 # AmerUs Group Co.                                                      46,844          1,684,042
*# Ames Department Stores, Inc.                                          12,800                 19
   Ametek, Inc.                                                          36,300          1,716,990
 * Amistar Corp.                                                          1,600              3,296
 * AML Communications, Inc.                                               7,800              9,438
 * AMN Healthcare Services, Inc.                                         56,800            964,464
   Ampco-Pittsburgh Corp.                                                 9,600            102,912
 * Ampex Corp. Class A                                                    5,925              8,206
   Amrep Corp.                                                            6,500            100,750
 * Amsurg Corp.                                                          29,889          1,112,170
 * Amtech Systems, Inc.                                                   1,900             13,205
 * Amwest Insurance Group, Inc.                                           1,394                 11
 * AMX Corp.                                                             11,000             74,800
 * Anacomp, Inc.                                                              5                 70
 * Anadigics, Inc.                                                       45,000            301,500
 * Analex Corp.                                                          21,800             73,902
   Analogic Corp.                                                        21,000            882,000
 * Analysts International Corp.                                          35,500            110,050
*# Analytical Surveys, Inc.                                                 730              2,059
 * Anaren, Inc.                                                          32,500            486,525
   Anchor Bancorp Wisconsin, Inc.                                        35,140            881,663
   Andersons, Inc.                                                        8,200            137,678
*# Andrew Corp.                                                         116,709          1,373,665
 * Andrx Group                                                           47,610          1,045,516
 * Angeion Corp.                                                            215                456
   Angelica Corp.                                                        12,400            256,060
 * Angelo & Maxie's, Inc.                                                 2,016              4,445
 * Anika Therapeutics, Inc.                                               9,900             85,013
 * Anixter International, Inc.                                           54,300          1,251,615
 * Ann Taylor Stores Corp.                                               62,800          2,495,672
 * Ansoft Corp.                                                          18,400            229,448
 * AnswerThink, Inc.                                                     66,600            398,934
 * Ansys, Inc.                                                           22,600            872,134

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Anteon International Corp.                                            52,600    $     2,007,216
 * Anthony and Sylvan Pools Corp.                                         3,768             16,768
*# Antigenics, Inc.                                                      59,213            730,688
 * AP Pharma, Inc.                                                       30,100             63,842
 * APA Optics, Inc.                                                      11,800             29,500
 * APAC Teleservices, Inc.                                              106,450            299,124
*# Aphton Corp.                                                          37,139            228,405
   Apogee Enterprises, Inc.                                              41,200            487,396
   Applica, Inc.                                                         35,300            257,690
 * Applied Extrusion Technologies,
     Inc.                                                                18,300             45,567
 * Applied Films Corp.                                                   21,361            708,972
 * Applied Imaging Corp.                                                 15,800             22,120
   Applied Industrial Technologies,
     Inc.                                                                28,700            680,190
 * Applied Innovation, Inc.                                              15,100             98,301
 * Applied Molecular Evolution, Inc.                                     31,200            553,488
   Applied Signal Technologies, Inc.                                     16,100            350,980
 * Applix, Inc.                                                          19,200             69,888
 * Apria Healthcare Group, Inc.                                          54,100          1,466,651
 * Apropos Technology, Inc.                                              26,900            107,600
   Aptargroup, Inc.                                                      38,500          1,344,035
 * aQuantive, Inc.                                                       89,425            925,549
 * Aquila, Inc.                                                         292,700          1,047,866
*# Aradigm Corp.                                                         58,700            108,595
*# Arch Capital Group, Ltd.                                              18,400            680,064
   Arch Chemicals, Inc.                                                  33,022            755,874
 # Arch Coal, Inc.                                                       73,400          1,944,366
   Arctic Cat, Inc.                                                      22,430            533,161
*# Ardent Communications, Inc.                                           19,200                134
 * Arena Pharmaceuticals, Inc.                                           42,378            291,984
 * Argonaut Group, Inc.                                                  32,101            513,616
 * Argonaut Technologies, Inc.                                           12,000             15,120
 * Argosy Gaming Corp.                                                   43,800          1,109,892
 * Ariad Pharmaceuticals, Inc.                                           68,200            562,650
 * Ariba, Inc.                                                          283,000            894,280
 * Ark Restaurants Corp.                                                  2,700             34,290
   Arkansas Best Corp.                                                   37,100          1,164,198
 * Arlington Hospitality, Inc.                                            4,900             18,669
 * Armor Holdings, Inc.                                                  41,500          1,006,375
*# Armstrong Holdings, Inc.                                               4,400              3,828
*# Arotech Corp.                                                          1,600              4,112
 * Arqule, Inc.                                                          34,274            168,628
 * Array BioPharma, Inc.                                                 47,315            248,404
   Arrhythmia Research Technology,
     Inc.                                                                 1,800             25,020
 * Arris Group, Inc.                                                    119,300            769,485
   Arrow Financial Corp.                                                  9,941            275,863
   Arrow International, Inc.                                             64,900          1,745,810
 * Art Technology Group, Inc.                                           100,500            170,850
 * Artesyn Technologies, Inc.                                            69,300            546,777
 * Arthrocare Corp.                                                      30,210            743,166
 * Artisan Components, Inc.                                              33,200            686,211
 * Artisoft, Inc.                                                         2,400             10,320
 * Arts Way Manufacturing Co., Inc.                                         200                981
 * ASA International. Ltd.                                                  640              1,510
   ASB Financial Corp.                                                    1,000             23,500
 * Asbury Automotive Group, Inc.                                         43,100            719,770
 * Ascential Software Corp.                                              75,379          1,907,089
 * Ashworth, Inc.                                                        18,671            152,169
 * Ask Jeeves, Inc.                                                      66,600          1,286,712
 * Aspect Communications Corp.                                           81,500    $     1,199,680
 * Aspect Medical Systems, Inc.                                          29,100            276,741
 * Aspen Technology, Inc.                                                59,979            461,239
 * Aspeon, Inc.                                                             900                  9
 * Astea International, Inc.                                              2,900              7,395
 * Astec Industries, Inc.                                                28,600            377,234
   Astro-Med, Inc.                                                        4,200             67,914
 * Astronics Corp.                                                        5,500             27,197
 * Astronics Corp. Class B                                                2,225             11,681
*# AstroPower, Inc.                                                       6,550              4,716
 * ASV, Inc.                                                             14,400            407,808
 * Asyst Technologies, Inc.                                              58,900          1,074,925
 * ATA Holdings Corp.                                                    10,900             99,190
 * Atari, Inc.                                                          178,709            732,707
 * AtheroGenics, Inc.                                                    54,800            783,640
 * Atlantic American Corp.                                               21,100             55,915
 * Atlantic Coast Airlines, Inc.                                         68,000            743,240
 * Atlantic Premium Brands, Ltd.                                          2,000              3,600
 * Atlantis Plastics, Inc.                                                3,300             36,036
*# Atlas Air Worldwide Holdings, Inc.                                    41,400             27,324
 * ATMI, Inc.                                                            46,300          1,064,900
   Atmos Energy Corp.                                                    63,400          1,562,810
 * ATP Oil & Gas Corp.                                                   36,700            185,702
   Atrion Corp.                                                           1,700             81,600
 * Atrix Labs, Inc.                                                      31,400            636,164
 * ATS Medical, Inc.                                                      2,200              8,272
 * Atwood Oceanics, Inc.                                                 19,900            511,231
 * Audiovox Corp. Class A                                                28,900            400,843
 * August Technology Corp.                                               25,000            500,000
 * Ault, Inc.                                                             4,500             12,150
 * Aura Systems, Inc.                                                     5,295                371
 * Aurora Foods, Inc.                                                    42,644                682
*# Authentidate Holding Corp.                                            35,400            450,288
 * autobytel.com, Inc.                                                   56,300            543,858
 * Avalon Holding Corp. Class A                                           1,550              4,038
 * Avanex Corp.                                                         104,200            493,908
*# Avanir Pharmaceuticals Class A                                        58,000             84,100
 * Avant Immunotherapeutics, Inc.                                        97,034            255,199
 * Avatar Holdings, Inc.                                                  8,700            294,495
 * Avatech Solutions, Inc.                                                1,851                463
 * Avi Biopharma, Inc.                                                   46,800            229,320
 * Aviall, Inc.                                                          47,100            753,600
 * Avici Systems Inc.                                                    17,743            152,590
*# Avid Technology, Inc.                                                 37,100          1,961,848
 * Avigen, Inc.                                                          30,100            195,650
   Avista Corp.                                                          72,400          1,277,136
 * Avocent Corp.                                                         52,600          2,014,054
 * Avteam, Inc. Class A                                                  11,400                 12
 * Aware, Inc.                                                           34,059            113,416
 * Axcelis Technologies, Inc.                                           148,300          1,701,001
*# Axonyx, Inc.                                                           1,300              4,966
 * Axsys Technologies, Inc.                                               4,700             65,377
 * AXT, Inc.                                                             32,500            111,150
 * Aztar Corp.                                                           51,100          1,136,975
 * AZZ, Inc.                                                              8,200             99,876
   Badger Meter, Inc.                                                     3,200            120,320
 * Badger Paper Mills, Inc.                                               1,000              4,610
   Bairnco Corp.                                                          7,300             48,691
 * Baker (Michael) Corp.                                                  7,600             80,560
   Balchem Corp.                                                          4,700            107,630
   Baldor Electric Co.                                                   49,133          1,066,186

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Baldwin & Lyons, Inc. Class B                                         12,625    $       315,372
 * Baldwin Technology, Inc. Class A                                      13,300             39,900
 * Ballantyne Omaha, Inc.                                                11,900             24,990
 * Bally Total Fitness Holding Corp.                                     50,400            352,800
 * Bancinsurance Corp.                                                    5,700             37,449
   Bandag, Inc.                                                          12,700            517,525
   Bandag, Inc. Class A                                                   9,600            370,560
   Bank of Granite Corp.                                                 16,400            392,616
   Bank of The Ozarks                                                     7,600            322,240
   BankAtlantic Bancorp, Inc. Class A                                    11,285            214,076
 * Bankrate, Inc.                                                         7,000             95,760
 * BankUnited Financial Corp. Class A                                    42,100          1,071,445
   Banner Corp.                                                          16,160            406,424
   Banta Corp.                                                           38,200          1,520,360
   Barnes Group, Inc.                                                    33,800          1,011,634
 * barnesandnoble.com, inc.                                              71,925            204,986
 * Barnwell Industries, Inc.                                                400             10,160
 * Barra, Inc.                                                           28,900          1,062,942
 * Barrett Business Services, Inc.                                        5,800             85,840
 * Barry (R.G.) Corp.                                                     9,500             56,525
   Bassett Furniture Industries, Inc.                                    16,700            273,880
 * Bay View Capital Corp.                                                92,550            561,778
 * Baycorp Holdings, Ltd.                                                   484              6,372
 * Bayou Steel Corp. Class A                                             13,500                 67
 * BCT International, Inc.                                                2,700              5,359
 * BE Aerospace, Inc.                                                    53,900            309,925
 * Beasley Broadcast Group, Inc.                                         10,900            161,560
 * Beazer Homes USA, Inc.                                                12,553          1,339,531
*# Bebe Stores, Inc.                                                     38,600          1,092,766
   BEI Technologies, Inc.                                                21,800            385,206
   Bel Fuse, Inc. Class A                                                 2,600             68,315
   Bel Fuse, Inc. Class B                                                 5,250            152,302
   Belden, Inc.                                                          37,296            734,731
 * Bell Industries, Inc.                                                  8,900             24,030
 * Bell Microproducts, Inc.                                              38,100            328,041
 * Benchmark Electronics, Inc.                                           51,000          1,873,230
 * Benihana, Inc.                                                         1,000             13,900
 * Benihana, Inc. Class A                                                   150              1,987
 * Bentley Pharmaceuticals, Inc.                                         28,160            344,960
   Berry Petroleum Corp. Class A                                         44,700            854,664
 * Bethlehem Steel Corp.                                                 37,300                597
 * Beverly Enterprises                                                  160,700          1,258,281
 * Beyond.com Corp.                                                       3,140                 39
   BHA Group Holdings, Inc. Class A                                       6,100            153,110
 * Big 4 Ranch, Inc.                                                      3,200                  0
 * Big City Radio, Inc.                                                   6,400              9,280
 * Big Dog Holdings, Inc.                                                 1,500              5,745
 * BindView Development Corp.                                            70,300            207,385
 * Bio Imaging Technologies, Inc.                                        13,300             95,095
 * Bioanalytical Systems, Inc.                                            4,600             20,424
 * Biocryst Pharmaceuticals, Inc.                                        26,500            217,035
*# BioLase Technology, Inc.                                              32,300            396,321
 * Bio-Logic Systems Corp.                                                4,200             24,906
 * BioMarin Pharmaceutical, Inc.                                         95,285            700,345
 * Bionova Holdings Corp.                                                 3,570              1,000
 * Bio-Rad Laboratories, Inc. Class A                                    20,000          1,025,000
 * Bio-Reference Laboratories, Inc.                                      17,112            302,369
 * BioReliance Corp.                                                     11,900            550,851
 * Biosite, Inc.                                                         23,200            622,920
 * Biosource International, Inc.                                          9,600             70,080
 * Biospecifics Technologies Corp.                                        4,500              7,114
 * BioSphere Medical, Inc.                                               20,200    $        60,802
 * Bitstream, Inc.                                                        8,400             35,532
   BIW, Ltd.                                                                800             14,312
   Black Box Corp.                                                       27,200          1,190,000
   Black Hills Corp.                                                     48,059          1,550,383
   Blair Corp.                                                           12,100            302,500
 * Blonder Tongue Laboratories, Inc.                                      9,800             31,360
 * Blount International, Inc.                                            33,300            200,133
 * Blue Coat Systems, Inc.                                               12,586            264,180
 * Blue Rhino Corp.                                                      35,700            449,106
 * Bluegreen Corp.                                                       32,765            206,419
   Blyth, Inc.                                                           38,100          1,144,905
 * BMC Industries, Inc.                                                  14,000                700
 * BNS Co. Class A                                                        4,120             23,072
   Bob Evans Farms, Inc.                                                 52,000          1,604,720
 * Boca Resorts, Inc.                                                    56,045            800,323
 * Bogen Communications
     International, Inc.                                                 12,500             61,250
 * Bolt Technology Corp.                                                  5,400             20,790
 * Bombay Co., Inc.                                                      52,600            538,098
 * Bone Care International, Inc.                                         21,421            289,183
 * Bontex, Inc.                                                             200                120
   Bon-Ton Stores, Inc.                                                  12,000            160,800
 * Books-a-Million, Inc.                                                 18,300             82,350
 * Borland Software Corp.                                               121,500          1,059,480
   Boston Acoustics, Inc.                                                 4,600             46,966
 * Boston Beer Company, Inc. Class A                                     16,400            301,760
 * Boston Biomedical, Inc.                                                6,700             16,750
 * Boston Communications Group, Inc.                                     27,300            245,700
   Boston Private Financial Holdings,
     Inc.                                                                33,200            860,876
   Bostonfed Bancorp, Inc.                                                4,300            139,105
 * Bottomline Technologies, Inc.                                         24,904            224,136
   Bowne & Co., Inc.                                                     50,700            747,318
   Boyd Gaming Corp.                                                     96,100          1,572,196
 * Boyds Collection, Ltd.                                               117,317            504,463
*# Bradley Pharmaceuticals, Inc.
     Class A                                                             15,251            358,704
   Brady (W.H.) Co. Class A                                              31,200          1,196,520
 * Brass Eagle, Inc.                                                      8,300             76,692
 * Braun Consulting, Inc.                                                22,300             55,750
*# Breed Technologies, Inc.                                              36,800              1,104
   Bridgford Foods Corp.                                                 10,400             87,370
   Briggs & Stratton Corp.                                               27,300          1,842,750
 * Brigham Exploration Co.                                               41,315            295,774
 * Bright Horizons Family Solutions,
     Inc.                                                                 6,600            250,133
 * Brightpoint, Inc.                                                     27,100            608,937
 * BrightStar Information Technology
     Group, Inc.                                                         13,600              1,360
 * Brillian Corp.                                                         7,049             56,181
*# Brilliant Digital Entertainment, Inc.                                 18,000              7,740
*# BriteSmile, Inc.                                                         314              9,498
 * Broadview Media, Inc.                                                    200              1,450
 * BroadVision, Inc.                                                     49,300            231,710
*# Brocade Communications Systems,
     Inc.                                                                17,800            108,402
   Brookline Bancorp, Inc.                                               86,491          1,299,095
 * Brooks Automation, Inc.                                               55,639          1,352,028
 * Brookstone, Inc.                                                      19,550            464,117
 * Brooktrout, Inc.                                                      18,462            271,761

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Brown (Tom), Inc.                                                     51,200    $     1,431,552
   Brown Shoe Company, Inc.                                              27,000            943,110
 * Bruker BioSciences Corp.                                             102,500            510,450
 * Brush Engineered Materials, Inc.                                      24,800            334,304
   Bryn Mawr Bank Corp.                                                   1,600             38,000
   BSB Bancorp, Inc.                                                     13,685            442,710
 * BSQUARE Corp.                                                         19,700             29,156
 * BTU International, Inc.                                                6,800             28,628
 * Buca, Inc.                                                            25,171            142,216
 * Buckeye Technology, Inc.                                              54,583            557,292
   Buckle, Inc.                                                          30,000            656,400
   Building Materials Holding Corp.                                      19,200            290,880
 * Bull Run Corp.                                                         3,700              4,033
   Burlington Coat Factory Warehouse
     Corp.                                                               65,849          1,389,414
 * Bush Industries, Inc. Class A                                         14,600             49,786
 * Butler International, Inc.                                             8,400             13,188
   Butler Manufacturing Co.                                               7,600            157,396
   C & D Technologies, Inc.                                              38,000            760,760
   C & F Financial Corp.                                                    300             13,650
 * C-COR.net Corp.                                                       54,900            647,820
*# C-Phone Corp.                                                         11,700                135
 * Cable Design Techologies Corp.                                        62,187            631,820
 * Cabot Microelectronics Corp.                                          26,800          1,422,812
   Cabot Oil & Gas Corp. Class A                                         48,700          1,293,472
 * Cache, Inc.                                                            6,600            142,487
 * Caci International, Inc. Class A                                      37,000          1,841,490
   Cadmus Communications Corp.                                            8,900            108,135
 * Cagle's, Inc. Class A                                                  2,000             14,450
 * Cal Dive International, Inc.                                          56,500          1,197,800
   Calavo Growers                                                         9,600            106,752
   Calgon Carbon Corp.                                                   57,600            354,240
 * California Amplifier, Inc.                                            22,100            216,359
 * California Coastal Communities, Inc.                                  10,000            110,500
   California First National Bancorp                                     10,400            120,068
 * California Micro Devices Corp.                                        34,800            298,584
 * California Pizza Kitchen, Inc.                                        28,300            523,550
   California Water Service Group                                        25,400            664,464
 * Caliper Technologies Corp.                                            41,474            265,019
   Callaway Golf Co.                                                    113,300          1,861,519
 * Callon Petroleum Corp.                                                20,362            187,330
 * Calloways Nursery, Inc.                                                1,200                708
   Cal-Maine Foods, Inc.                                                 10,500            223,020
 * Calton, Inc.                                                           4,480              3,360
 * CAM Commerce Solutions, Inc.                                           3,000             20,700
   Cambrex Corp.                                                         38,100            924,306
 * Cambridge Heart, Inc.                                                  7,800              8,970
   Camco Financial Corp.                                                  7,516            132,958
 * Candela Corp.                                                         14,555            298,814
*# Candies, Inc.                                                         35,450             71,963
 * Candlewood Hotel Co., Inc.                                             1,500                 60
*# Cannon Express, Inc. Class A                                             200                245
 * Cannondale Corp.                                                       7,100              1,420
 * Cantel Medical Corp.                                                  13,240            208,133
 * Canterbury Consulting Group, Inc.                                      1,571              1,485
 * Canyon Resources Corp.                                                23,900             93,210
 * Capital Corp. of the West                                              5,046            192,505
 * Capital Crossing Bank                                                  5,900            248,856
 * Capital Pacific Holdings, Inc.                                        14,500             49,300
 * Capital Senior Living Corp.                                           27,600            168,360
   Capital Southwest Corp.                                                  300             18,300
   Capitol Bancorp, Ltd.                                                  8,564    $       246,643
 * Caprius, Inc.                                                            548                110
 * Capstone Turbine Corp.                                                16,300             28,199
 * Captaris, Inc.                                                        45,800            271,594
 * Captiva Software Corp.                                                 4,400             57,732
 * Caraustar Industries, Inc.                                            41,084            478,629
   Carbo Ceramics, Inc.                                                  22,900          1,000,501
 * Cardiac Sciences, Inc.                                               104,800            374,136
 * Cardima, Inc.                                                         21,200             22,472
 * CardioDynamics International Corp.                                    69,261            450,196
*# CardioGenesis Corp.                                                   32,100             25,038
 * Cardiotech International, Inc.                                        23,063            144,605
 * Career Blazers, Inc. Trust Units                                         800                  0
 * Career Education Corp.                                                     1                 51
   Carpenter Technology Corp.                                            33,600            900,480
 * Carreker Corp.                                                        21,871            327,190
 * Carriage Services, Inc. Class A                                       25,400             83,566
 * Carrier Access Corp.                                                  35,789            533,256
 * Carrington Laboratories, Inc.                                          9,800             41,748
*# Carrizo Oil & Gas, Inc.                                               14,100            105,750
   Cascade Corp.                                                         18,000            482,400
   Cascade Natural Gas Corp.                                             16,100            322,000
 * Casella Waste Systems, Inc. Class A                                   33,869            453,845
   Casey's General Stores, Inc.                                          74,200          1,296,274
   Cash America International, Inc.                                      41,400            802,332
 * Castle (A.M.) & Co.                                                   15,437             71,010
   Castle Energy Corp.                                                    6,600             37,620
 * Casual Male Retail Group, Inc.                                        53,800            462,680
 * Catalina Lighting, Inc.                                                1,760             21,544
 * Catalina Marketing Corp.                                              80,100          1,484,253
 * Catalyst International, Inc.                                           7,600             11,400
 * Catalytica Energy Systems, Inc.                                       12,891             45,118
 * Catapult Communications Corp.                                         19,300            291,816
 # Cathay Bancorp, Inc.                                                  38,961          2,025,972
   Cato Corp. Class A                                                    29,200            609,696
 * Cavalier Homes, Inc.                                                  18,060             51,471
   Cavalry Bancorp, Inc.                                                    500              9,715
 * Cavco Industries, Inc.                                                 3,852             90,522
   CCA Industries, Inc.                                                   9,600             71,760
   CCBT Financial Companies, Inc.                                         8,600            227,814
 * CCC Information Services Group,
     Inc.                                                                25,700            433,302
*# CD Warehouse, Inc.                                                     3,300                  7
 * CD&L, Inc.                                                             2,600              2,132
   CDI Corp.                                                             29,200            989,880
 * CEC Entertainment Inc.                                                38,500          1,935,780
 * Celadon Group, Inc.                                                   10,700            145,520
 * Celebrity, Inc. Escrow Shares                                          1,300                  0
 * Celeritek, Inc.                                                       17,700            142,485
 * Cell Genesys, Inc.                                                    58,852            767,430
*# Cell Therapeutics, Inc.                                               50,900            458,100
 * Cellegy Pharmaceuticals, Inc.                                         46,100            131,385
 * CellStar Corp.                                                        29,948            411,785
 * Centene Corp.                                                         32,300            991,610
 * Centennial Communications Corp.                                       49,800            245,016
   Center Bancorp, Inc.                                                   1,800             38,214
   Center Finl CO                                                         6,480            161,806
*# CenterSpan Communication Corp.                                         8,400                588
   Centex Construction Products, Inc.                                    25,000          1,465,000
 * Centillium Communications, Inc.                                       51,269            281,979
 * Centra Software, Inc.                                                 39,900            143,640

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Central Bancorp, Inc.                                                  1,600    $        56,816
 * Central European Distribution Corp.                                   15,918            500,144
 * Central Garden & Pet Co.                                              25,200            668,052
   Central Pacific Financial Corp.                                       24,000            662,400
   Central Parking Corp.                                                 52,137            727,311
   Central Vermont Public Service
     Corp.                                                               17,900            427,810
 * Century Aluminum Co.                                                  31,600            524,560
   Century Bancorp Income Class A                                         1,000             37,210
 * Century Business Services, Inc.                                      125,757            584,770
 * Cepheid, Inc.                                                         52,964            409,412
 * Ceradyne, Inc.                                                        15,100            644,921
   Cerberonics, Inc. Class A                                                200              2,220
 * Ceres Group, Inc.                                                     30,495            159,184
*# Cerner Corp.                                                          49,309          2,200,661
 * Cerus Corp.                                                           33,000            112,200
   CFS Bancorp, Inc.                                                     17,720            250,738
   CH Energy Group, Inc.                                                 23,600          1,036,040
 * Chad Therapeutics                                                     10,000             27,050
 * Champion Enterprises, Inc.                                            88,200            636,804
   Champion Industries, Inc.                                              9,674             41,975
 * Championship Auto Racing Teams,
     Inc.                                                                15,500              8,215
 * Champps Entertainment, Inc.                                           18,340            126,913
 * Channell Commercial Corp.                                              6,600             30,690
 * Charles and Colvard, Ltd.                                             19,800             96,624
 * Charles River Associates, Inc.                                         9,000            293,850
 * Charlotte Russe Holding, Inc.                                         31,900            480,095
 * Charming Shoppes, Inc.                                               169,633          1,056,814
 * Chart Industries                                                          23                690
*# Charter Communications, Inc.                                          35,900            144,318
   Charter Financial Corp.                                               21,511            720,618
   Chase Corp.                                                            4,000             50,080
 * Chattem, Inc.                                                         28,700            459,774
 * Chaus (Bernard), Inc.                                                 11,100             11,322
 * Checkers Drive-In Restaurant, Inc.                                    17,207            157,616
 * Checkpoint Systems, Inc.                                              49,300            953,955
   Chemical Financial Corp.                                              35,516          1,287,455
   Cherokee, Inc.                                                         8,100            181,845
   Chesapeake Corp.                                                      22,102            508,346
   Chesapeake Utilities Corp.                                             7,600            190,836
   Chester Valley Bancorp                                                   575             12,920
 * Chicago Pizza & Brewery, Inc.                                         28,622            407,291
   Chicago Rivet & Machine Co.                                              200              5,325
 * Children's Place Retail Stores, Inc.                                  39,900          1,143,933
 * Childtime Learning Centers, Inc.                                       5,200             11,440
 * ChipPAC, Inc.                                                        142,900          1,110,333
 * Chiquita Brands International, Inc.                                   59,896          1,269,196
   Chittenden Corp.                                                      54,783          1,870,292
 * Choice Hotels International, Inc.                                     53,600          1,894,760
 * Cholestech Corp.                                                      20,800            153,920
 * Chordiant Software, Inc.                                              95,100            417,489
   Christopher & Banks Corp.                                             56,013          1,515,152
 * ChromaVision Medical Systems, Inc.                                    20,200             22,018
 * Chromcraft Revington, Inc.                                             6,000             69,900
 * Chronimed, Inc.                                                       18,101            162,547
   Church & Dwight Co., Inc.                                             32,300          1,308,473
   Churchill Downs, Inc.                                                 14,400            528,754
*# Chyron Corp.                                                          33,400             15,030
 * Ciber, Inc.                                                           95,012            865,559
 * Cima Laboratories, Inc.                                               19,900            656,302
 * Cimarex Energy Co.                                                    14,004    $       323,772
 * Cincinnati Bell, Inc.                                                311,500          1,778,665
 * Ciphergen Biosystems, Inc.                                            43,200            449,712
 * Ciprico, Inc.                                                          4,900             24,745
   CIRCOR International, Inc.                                            20,690            455,180
 * Cirrus Logic, Inc.                                                   126,800          1,090,480
 # Citizens Banking Corp.                                                60,533          1,908,000
 * Citizens, Inc. Class A                                                50,526            500,212
   City Holding Co.                                                      24,986            889,502
 * CKE Restaurants, Inc.                                                 86,400            604,800
   Clarcor, Inc.                                                         37,700          1,650,883
 * Clark, Inc.                                                           26,924            441,823
 * Clarus Corp.                                                          24,700            172,653
 * Clayton Williams Energy, Inc.                                          9,200            209,300
*# Clean Harbors, Inc.                                                   20,200            186,446
*# Clearone Communications, Inc.                                         11,300             31,357
   Cleco Corp.                                                           70,900          1,260,602
 * Cleveland Cliffs, Inc.                                                15,500            598,300
*# Click2learn, Inc.                                                      9,700             20,661
*# ClickAction, Inc. Escrow                                               7,900                395
   Clinical Data Inc.                                                     1,787             15,359
 * Closure Medical Corp.                                                 20,700            734,850
*# CMS Energy Corp.                                                     216,075          1,704,832
 * CNA Surety Corp.                                                      56,118            543,222
*# CNE Group, Inc.                                                        2,000              1,120
*# CNET Networks, Inc.                                                  211,700          1,581,399
   CNS, Inc.                                                             20,300            247,660
   Coachmen Industries, Inc.                                             22,600            389,850
 * Coast Dental Services, Inc.                                            2,066             13,212
   Coast Distribution System                                              4,000             22,200
   Coastal Bancorp, Inc.                                                  5,800            203,000
 * Coastcast Corp.                                                        7,600             15,238
   CoBiz, Inc.                                                            8,550            154,242
 * Cobra Electronics Corp.                                                6,100             43,371
   Coca-Cola Bottling Co.
     Consolidated                                                         6,000            322,260
 * Coeur d'Alene Mines Corp.                                            239,000          1,238,020
 * Cogent Communications Group,
     Inc.                                                                 1,013              1,236
   Cognex Corp.                                                          64,800          1,780,056
 * Cognitronics Corp.                                                     4,250             14,025
 * Coherent, Inc.                                                        44,002          1,053,408
   Cohu, Inc.                                                            31,900            670,538
 * Coinstar, Inc.                                                        32,200            541,926
 * Coldwater Creek, Inc.                                                 23,850            342,486
   Cole (Kenneth) Productions, Inc.
     Class A                                                             17,150            512,785
 * Cole National Corp. Class A                                           14,800            310,504
 * Collagenex Pharmaceuticals, Inc.                                      12,200            126,392
 * Collins & Aikman Corp.                                               121,860            435,040
   Collins Industries, Inc.                                               7,000             37,800
   Columbia Banking System, Inc.                                         20,131            422,751
 * Columbia Laboratories, Inc.                                           59,000            305,620
 * Columbus McKinnon Corp.                                               22,300            137,814
 * Comarco, Inc.                                                         10,200             96,696
 * Comdial Corp.                                                            600              1,800
 * Comforce Corp.                                                        13,277              6,771
 * Comfort Systems USA, Inc.                                             56,900            273,689
   Commerce Group, Inc.                                                  32,900          1,316,329
*# Commerce One, Inc.                                                    44,400             51,504
   Commercial Bancshares, Inc.                                            4,532            152,185

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Commercial Federal Corp.                                              64,900    $     1,752,300
   Commercial Metals Co.                                                 44,700          1,150,578
 # Commercial National Financial Corp.                                    3,200             82,384
   Commonwealth Industries, Inc.                                         23,515            172,365
 * Commscope, Inc.                                                       88,800          1,417,248
   Communications Systems, Inc.                                           8,200             56,498
   Community Bank System, Inc.                                           19,400            944,780
   Community Bankshares, Inc.                                               210              3,970
   Community First Bankshares, Inc.                                      56,900          1,622,788
   Community Trust Bancorp, Inc.                                         13,730            450,076
 * Community West Bancshares                                              5,500             45,980
 * Competitive Technologies, Inc.                                         6,100             14,823
*# Compex Technologies, Inc.                                             16,654            150,719
 * Compucom Systems, Inc.                                                74,464            338,811
 * CompuCredit Corp.                                                     70,231          1,663,070
 * Compudyne Corp.                                                       11,104            109,485
 * Computer Access Technology Corp.                                      41,000            190,650
 * Computer Horizons Corp.                                               37,400            139,128
 * Computer Network Technology Corp.                                     40,700            404,965
   Computer Programs & Systems,
     Inc.                                                                15,700            293,511
 * Computer Task Group, Inc.                                             31,300            130,834
   CompX International, Inc.                                              5,100             32,181
 * Comstock Resources, Inc.                                              48,000            782,400
 * Comtech Telecommunications
     Corp.                                                               11,100            370,052
 * Concepts Direct, Inc.                                                    700                269
 * Conceptus, Inc.                                                       32,400            421,200
 * Concerto Software, Inc.                                               12,100            144,232
 * Concord Camera Corp.                                                  42,956            518,479
 * Concord Communications, Inc.                                          26,700            591,138
 * Concur Technologies, Inc.                                             48,031            477,908
 * Concurrent Computer Corp.                                             93,600            377,208
 * Cone Mills Corp.                                                      24,800              1,426
 * Congoleum Corp. Class A                                                3,600              2,340
 * Conmed Corp.                                                          43,065            915,562
   Connecticut Bancshares, Inc.                                          13,356            689,570
   Connecticut Water Services, Inc.                                       7,600            220,932
 * Connetics Corp.                                                       47,500            838,375
 * Conrad Industries, Inc.                                                7,200             20,268
*# Consolidated Freightways Corp.                                           550                  3
 * Consolidated Graphics, Inc.                                           19,182            576,419
   Consolidated Tokoma Land Co.                                           6,100            187,575
*# Continental Airlines, Inc.                                            98,700          1,840,755
 * Continental Materials Corp.                                              200              5,458
*# Convera Corp.                                                         50,644            198,018
 * Convergence Systems, Inc.                                                  1                 45
*# Cooker Restaurant Corp.                                                6,500                 39
   Cooper Companies, Inc.                                                40,200          1,835,130
   Cooper Tire & Rubber Co.                                              83,900          1,678,839
   Cooperative Bankshares, Inc.                                           1,400             35,756
 * Copart, Inc.                                                         134,800          1,617,600
 * Copper Mountain Networks, Inc.                                         8,810             82,911
 * Corautus Genetics, Inc.                                                1,542              9,052
 * Core Molding Technologies, Inc.                                        7,700             22,638
 * Corillian Corp.                                                       54,700            325,465
 * Corio, Inc.                                                          103,600            257,964
 * Corixa Corp.                                                          82,097            467,132
   Corn Products International, Inc.                                     48,800          1,691,408
 * Cornell Companies, Inc.                                               19,800            249,480
 * Correctional Services Corp.                                           10,112             25,988
 * Corrections Corporation of America                                    52,500    $     1,470,000
 * Corrpro Companies, Inc.                                                7,275             10,912
   Corus Bankshares, Inc.                                                18,272          1,138,346
 * Corvel Corp.                                                          10,900            378,775
 * Cosine Communications, Inc.                                           14,421            111,619
 * Cost Plus, Inc.                                                       32,575          1,523,533
 * CoStar Group, Inc.                                                    25,890          1,087,380
 * Cost-U-Less, Inc.                                                      3,000              9,900
   Cotton States Life Insurance Co.                                       6,330            112,364
   Courier Corp.                                                          2,850            158,203
 * Covance, Inc.                                                         30,200            789,126
 * Covansys Corp.                                                        40,100            360,900
 * Covenant Transport, Inc. Class A                                      18,830            354,757
   Covest Bancshares, Inc.                                                2,425             66,396
 * Covista Communications, Inc.                                           3,000              8,250
   CPAC, Inc.                                                             5,120             31,636
 * CPI Aerostructures, Inc.                                               7,166             85,992
   CPI Corp.                                                             11,200            258,160
   Craftmade International, Inc.                                          7,300            195,275
   Crawford & Co. Class A                                                27,300            195,741
   Crawford & Co. Class B                                                25,300            183,425
 * Cray, Inc.                                                           104,000          1,088,880
*# Credence Systems Corp.                                                95,247          1,234,401
 * Credit Acceptance Corp.                                               63,469            952,035
*# Cree Research, Inc.                                                   51,000            936,870
 * Criticare Systems, Inc.                                               16,200             55,080
   Crompton Corp.                                                       166,800          1,009,140
 * Cross (A.T.) Co. Class A                                              14,700             95,991
 * Cross Country Healthcare, Inc.                                        47,657            710,089
 * Crossroads Systems, Inc.                                              36,500            111,690
 * Crown Andersen, Inc.                                                   1,000              2,350
*# Crown Castle International Corp.                                      30,500            378,505
 * Crown Financial Group, Inc.                                            6,600             16,698
 * Crown Holdings, Inc.                                                 247,400          1,855,500
 * Crown Media Holdings, Inc.                                           110,542            973,875
*# Cryolife, Inc.                                                        29,600            158,656
 * CSG Systems International, Inc.                                       78,500            909,815
 * CSK Auto Corp.                                                        68,300          1,245,792
 * CSP, Inc.                                                              3,500             18,480
   CSS Industries, Inc.                                                  12,900            383,259
   CT Communications, Inc.                                               27,860            398,398
   CTS Corp.                                                             53,759            659,085
   Cubic Corp.                                                           40,100          1,186,158
 * Cubist Pharmaceuticals, Inc.                                          48,425            601,438
 * Culp, Inc.                                                            17,300            194,798
 * Cumulus Media, Inc. Class A                                           74,993          1,432,366
 * CUNO, Inc.                                                            24,208          1,031,503
 * CuraGen Corp.                                                         72,960            459,648
 * Curative Health Services Inc.                                         18,400            238,832
 * Curis, Inc.                                                           56,050            304,912
   Curtiss-Wright Corp.                                                   5,800            475,078
 * Cutter & Buck, Inc.                                                   15,124            117,211
 * CV Therapeutics, Inc.                                                 39,805            715,296
   CVB Financial Corp.                                                   65,615          1,343,139
 * Cyberguard Corp.                                                      32,045            275,235
 * Cyberonics, Inc.                                                      34,000            934,660
 * Cyberoptics Corp.                                                      8,100             80,676
 * Cybersource Corp.                                                     49,200            244,524
 * Cybex International, Inc.                                              8,700             10,788
 * Cycle Ctry Acc                                                         5,000             22,950
*# CycleLogic, Inc.                                                          29                  3

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cygnus, Inc.                                                           3,500    $           315
*# Cymer, Inc.                                                           41,200          1,910,444
 * Cysive, Inc.                                                          32,600            104,972
 * Cytec Industries, Inc.                                                51,000          1,848,750
 * Cytogen Corp.                                                         16,570            187,241
*# Cytrx Corp.                                                            1,700              3,757
   D & K Healthcare Resources, Inc.                                      20,530            277,566
 * D A Consulting Group, Inc.                                             6,700                536
 * Daily Journal Corp.                                                      200              6,065
 * Daisytek International Corp.                                           3,586                117
 * Daktronics, Inc.                                                      27,900            517,852
*# Dan River, Inc. Class A                                               28,900             22,253
 * Danielson Holding Corp.                                               33,400             47,428
 * Darling International, Inc.                                           94,200            261,876
 * Data I/O Corp.                                                         7,600             26,136
 * Data Systems & Software, Inc.                                          7,300             20,367
 * Datakey, Inc.                                                          1,000                580
 * Datalink Corp.                                                        13,300             51,737
 * Dataram Corp.                                                          8,400             35,364
   Datascope Corp.                                                       21,634            752,431
 * Datastream Systems, Inc.                                              20,100            149,745
 * Datatec Systems, Inc.                                                  7,000              8,120
 * DataTRAK International, Inc.                                           5,200             32,760
 * Datawatch Corp.                                                        2,066             11,590
 * Dave and Busters, Inc.                                                13,200            183,612
 * Davel Communications, Inc.                                                94                  3
 * Daw Technologies, Inc.                                                 3,575                  0
 * Dawson Geophysical Co.                                                 5,400             43,956
 * Daxor Corp.                                                            4,600             69,920
   Deb Shops, Inc.                                                       19,299            382,506
 * Deckers Outdoor Corp.                                                  9,200            154,560
 * Decora Industries, Inc.                                                5,500                 82
   Decorator Industries, Inc.                                             2,762             17,442
 * Del Global Technologies Corp.                                         10,927             26,225
 * Del Laboratories, Inc.                                                 9,506            229,587
 * Delphax Technologies, Inc.                                             6,100             19,337
   Delphi Financial Group, Inc. Class A                                  25,500          1,354,050
   Delta and Pine Land Co.                                               57,200          1,444,300
   Delta Apparel, Inc.                                                    5,240             86,198
 * Delta Financial Corp.                                                 23,500            168,260
   Delta Natural Gas Co., Inc.                                            2,500             58,325
 * Delta Woodside Industries, Inc.                                        5,850             10,179
   Deltic Timber Corp.                                                   17,500            495,600
 * Denali, Inc.                                                           4,300                  0
 * Denbury Resources, Inc.                                               81,000          1,023,840
 * Dendreon Corp.                                                        65,981            522,570
 * Dendrite International, Inc.                                          60,774          1,039,235
 * Department 56, Inc.                                                   19,700            278,361
 * DepoMed, Inc.                                                         13,600             92,344
 * Detrex Corp.                                                             500                762
 * Devcon International Corp.                                             3,600             25,740
 * DHB Industries, Inc.                                                  60,900            457,968
   Diagnostic Products Corp.                                             40,200          1,818,246
 * Diametrics Medical, Inc.                                              22,900             12,595
 * DiamondCluster International, Inc.                                    41,300            390,698
 * Diedrich Coffee, Inc.                                                  4,025             16,301
 * Digene Corp.                                                          27,800          1,105,050
 * Digi International, Inc.                                              30,333            259,954
 * Digimarc Corp.                                                        26,665            376,243
*# Digital Angel Corp.                                                   11,000             24,750
 * Digital Generation Systems, Inc.                                      99,500            186,065
 * Digital Impact, Inc.                                                  47,900    $       135,078
 * Digital Insight Corp.                                                 49,000          1,164,730
 * Digital Lightwave, Inc.                                                  400                376
 * Digital River, Inc.                                                   45,800          1,053,858
 * DigitalThink Inc.                                                     75,457            224,862
 * Digitas, Inc.                                                         89,557            780,041
   Dime Community Bancorp, Inc.                                          38,100          1,171,575
   Dimon, Inc.                                                           67,429            455,146
 * Diodes, Inc.                                                          12,150            247,252
 * Dionex Corp.                                                          31,810          1,494,434
 * Directrix, Inc.                                                          813                  7
 * Discovery Partners International                                      36,853            212,605
 * Display Technologies, Inc.                                            11,330                 28
 * Ditech Communications Corp.                                           45,780            803,439
 * Diversa Corp.                                                         63,108            530,107
 * Diversified Corporate Resources,
     Inc.                                                                   800                592
 * Dixie Group, Inc.                                                     15,000            121,500
 * Dixon Ticonderoga Co.                                                  1,900              7,030
 * DJ Orthopedics, Inc.                                                  26,900            698,055
 * DLB Oil & Gas, Inc.                                                    1,300                  0
 * Docent, Inc.                                                          20,121             98,190
 * DocuCorp International, Inc.                                          15,973            159,411
 * Document Sciences Corp.                                               14,200             63,900
 * Documentum, Inc.                                                      69,800          2,094,000
 * Dollar Thrifty Automotive Group,
     Inc.                                                                37,100            936,775
 * Dominion Homes, Inc.                                                   5,800            176,378
   Donegal Group, Inc. Class A                                            6,066            121,927
   Donegal Group, Inc. Class B                                            2,933             55,404
 * Dot Hill Systems Corp.                                                64,660          1,102,453
 * DoubleClick, Inc.                                                     85,582            817,308
*# DOV Pharmaceutical, Inc.                                              24,494            262,821
   Dover Downs Gaming &
     Entertainment, Inc.                                                  9,910             90,181
   Dover Motorsports, Inc.                                               22,500             94,050
   Downey Financial Corp.                                                36,476          1,761,791
 * DPAC Technologies Corp.                                               20,900             39,292
 * Drew Industries, Inc.                                                  9,700            261,318
*# Drexler Technology Corp.                                              15,800            236,368
 * Dril-Quip, Inc.                                                       25,900            387,205
 * DRS Technologies, Inc.                                                33,700            893,050
 * Drugstore.com, Inc.                                                  104,600            696,636
 * DSP Group, Inc.                                                       42,500          1,023,825
 * DT Industries, Inc.                                                   10,300             11,124
 * DualStar Technologies Corp.                                            2,400                972
 * Duane Reade, Inc.                                                     36,021            499,971
 * Duckwall-ALCO Stores, Inc.                                             4,100             61,377
 * Ducommun, Inc.                                                        14,200            316,234
 * DuPont Photomasks, Inc.                                               26,555            616,607
 # Duquesne Light Holdings, Inc.                                        104,700          1,808,169
 * Dura Automotive Systems, Inc.                                         23,400            241,254
 * DuraSwitch Industries, Inc.                                           10,500             21,682
 * Duratek, Inc.                                                         13,500            135,540
*# Durect Corp.                                                          72,787            163,771
 * DUSA Pharmaceuticals, Inc.                                            20,900            112,233
 * DVI, Inc.                                                             14,500              1,015
*# Dyax Corp.                                                            36,800            222,272
 * Dycom Industries, Inc.                                                72,066          1,826,873
*# Dynacq Healthcare, Inc.                                               22,200            409,790
 * Dynamex, Inc.                                                         16,600            170,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Dynamic Materials Corp.                                                2,000    $         6,100
 * Dynamics Research Corp.                                               12,500            201,862
*# Dynegy, Inc.                                                          65,700            262,800
*# E Com Ventures, Inc.                                                   2,175             25,578
 * E-Loan, Inc.                                                          91,300            284,856
   E-Z-EM, Inc.                                                           8,562             98,891
 * E.piphany, Inc.                                                      110,587            873,637
 * Eagle Food Centers, Inc.                                               2,575                 58
 * EarthLink, Inc.                                                      198,675          1,907,280
   East West Bancorp, Inc.                                               33,700          1,765,206
   Eastern Co.                                                            4,950             70,983
 * EasyLink Services Corp.                                                7,969             10,519
 * Eateries, Inc.                                                         3,000              9,750
 * Echelon Corp.                                                         60,271            726,266
 * Eclipsys Corp.                                                        17,600            179,168
 * Ecogen, Inc.                                                           1,364                205
 * eCollege.com                                                          25,100            557,220
   Ecology & Environment, Inc.
     Class A                                                              2,000             19,160
   Edelbrock Corp.                                                        5,470             65,038
 * Eden Bioscience Corp.                                                 12,800             19,840
 * EDGAR Online, Inc.                                                    16,400             32,800
 * Edge Petroleum Corp.                                                   9,300             73,842
 * Edgewater Technology, Inc.                                            11,569             57,382
   Edo Corp.                                                             29,600            615,680
   Educational Development Corp.                                          1,800             20,520
 * Educational Insights, Inc.                                             2,400              1,356
   EFC Bancorp, Inc.                                                      4,600            103,776
*# EFJ, Inc.                                                              7,800             37,050
 * eFunds Corp.                                                          70,206          1,218,074
 * EGL, Inc.                                                             70,800          1,300,596
 * El Paso Electric Co.                                                 108,600          1,379,220
 * Elcom International, Inc.                                             21,800              4,796
 * Electro Rent Corp.                                                    29,166            405,407
 * Electro Scientific Industries, Inc.                                   33,300            800,865
*# Electroglas, Inc.                                                     31,200            123,240
 * Electronics Boutique Holdings
     Corp.                                                               37,130            903,744
*# Electronics for Imaging, Inc.                                         71,100          1,962,360
 * Elizabeth Arden, Inc.                                                 35,500            721,005
   ElkCorp                                                               28,600            727,012
 * eLoyalty Corp.                                                         6,700             24,120
 * ELXSI Corp.                                                            1,800              8,100
 * Embarcadero Technologies, Inc.                                        39,100            564,213
 * Embrex, Inc.                                                          11,400            145,122
   EMC Insurance Group, Inc.                                             11,300            231,085
 * Emcor Group, Inc.                                                     22,500            924,750
 * EMCORE Corp.                                                          55,311            280,980
 * Emerging Vision, Inc.                                                 25,700              3,855
 * Emeritus Corp.                                                        14,100             90,522
 * Emerson Radio Corp.                                                   41,322            145,040
 * Emisphere Technologies, Inc.                                          27,100            162,600
*# Emmis Communications Corp.
     Class A                                                             69,400          1,572,604
   Empire District Electric Co.                                          34,200            723,672
 * EMS Technologies, Inc.                                                16,032            340,680
*# En Pointe Technologies, Inc.                                           6,500             12,018
 * Encore Acquisition Co.                                                44,600            961,576
 * Encore Medical Corp.                                                  14,400             97,632
 * Encore Wire Corp.                                                     20,300            343,882
 * Encysive Pharmaceuticals, Inc.                                        66,600            498,834
 * Endocardial Solutions, Inc.                                           29,600    $       222,592
*# Endocare, Inc.                                                        29,100            120,183
 * Endologix, Inc.                                                       41,900            159,220
   Energen Corp.                                                         41,300          1,608,222
 * Energy Conversion Devices, Inc.                                       31,800            273,480
 * Energy Partners, Ltd.                                                 48,100            584,415
   Energy West, Inc.                                                      1,700             10,149
   EnergySouth, Inc.                                                      6,500            222,950
 * Enesco Group, Inc.                                                    20,300            219,849
   Engineered Support Systems, Inc.                                      36,781          1,949,393
 * ENGlobal Corp.                                                         1,700              3,910
 * Enherent Corp.                                                        17,400              1,609
*# Enlighten Software Solutions, Inc.                                     1,600                  2
   Ennis Business Forms, Inc.                                            23,600            348,808
 * EnPro Industries, Inc.                                                29,900            296,309
 * Entegris, Inc.                                                       108,064          1,387,542
 * Enterrasys Networks, Inc.                                            307,100          1,317,459
 * Entravision Communications Corp.                                     105,000            953,400
*# Entremed, Inc.                                                        47,500            184,775
 * Entrust, Inc.                                                         95,000            405,650
 * Environmental Elements Corp.                                           5,000              1,350
 * Environmental Technologies Corp.                                       3,700                 92
 * Environmental Tectonics Corp.                                          7,100             55,451
 * Enzo Biochem, Inc.                                                    44,866            827,778
 * Enzon Pharmaceuticals, Inc.                                           51,600            556,764
 * EP Medsystems, Inc.                                                   14,900             52,448
 * EpicEdge, Inc.                                                        21,900                985
 * Epicor Software Corp.                                                 65,842            815,782
*# Epimmune, Inc.                                                        11,800             21,594
 * EPIQ Systems, Inc.                                                    26,250            458,062
 * EPIX Medical, Inc.                                                    33,028            595,495
 * ePlus, Inc.                                                           10,300            128,750
 * ePresence, Inc.                                                       25,100             91,866
*# Equimed Inc. Nevis                                                     2,250                  0
 * Equity Marketing, Inc.                                                 5,700             78,147
 * Equity Oil Co.                                                        12,600             43,835
*# eResearch Technology, Inc.                                            54,300          1,547,550
 * Ergo Science Corp.                                                     7,150             14,300
   ESB Financial Corp.                                                   11,762            191,132
 * Escalon Medical Corp.                                                  3,200             22,560
 * Esco Technologies, Inc.                                               19,200            816,000
 * eSpeed, Inc.                                                          37,600            886,608
 * Esperion Therapeutics, Inc.                                           50,324          1,156,949
   Espey Manufacturing & Electronics
     Corp.                                                                  400              9,820
 * ESS Technology, Inc.                                                  57,600            960,768
 * Esterline Technologies Corp.                                          31,600            732,488
   Ethan Allen Interiors, Inc.                                           34,800          1,416,360
 * Ethyl Corp.                                                           24,700            503,880
 * Euronet Worldwide, Inc.                                               38,652            650,513
 * European Micro Holdings, Inc.                                          4,600                 87
 * Evans & Sutherland Computer
     Corp.                                                               10,400             48,568
 * Evans Systems, Inc.                                                    4,000                320
 * Evercel, Inc.                                                          1,666              1,916
 * Evergreen Resources, Inc.                                             58,700          1,645,361
*# Evergreen Solar, Inc.                                                 13,500             27,000
 * Everlast Worldwide, Inc.                                               1,500              4,095
   EverTrust Financial Group, Inc.                                        1,900             57,570
 * Evolving Systems, Inc.                                                12,600            215,460
*# Exabyte Corp.                                                          3,500              2,485

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Exact Sciences Corp.                                                  28,705    $       298,532
 * Exactech, Inc.                                                        10,800            170,100
 * Exar Corp.                                                            60,708          1,177,128
 * Excel Technology, Inc.                                                16,600            522,900
 * EXE Technologies, Inc.                                                 4,214             29,713
 * Exelixis, Inc.                                                       106,743            718,380
 * Exponent, Inc.                                                         6,700            152,224
   Extended Stay America, Inc.                                          106,000          1,568,800
 * Extended Systems, Inc.                                                11,100             50,505
*# Extreme Networks, Inc.                                               175,500          1,721,655
*# Exult, Inc.                                                          161,081          1,158,172
 * Ezcorp, Inc. Class A Non-Voting                                       10,800             79,812
 * Ezenia! Inc.                                                          13,600              4,760
   F.N.B. Corp.                                                          42,220          1,400,860
 * F5 Networks, Inc.                                                     40,400          1,043,128
 * Fab Industries, Inc.                                                   5,200             29,380
*# Factory 2-U Stores, Inc.                                              26,949             65,756
   Factset Research Systems, Inc.                                        37,900          1,570,955
 * Fairchild Corp. Class A                                               33,352            170,095
 * Falcon Products, Inc.                                                 11,800             55,932
*# FalconStor Software, Inc.                                             68,800            546,960
 * Famous Dave's of America, Inc.                                        16,420             81,936
 * Fargo Electronics                                                     18,600            264,492
   Farmer Brothers Co.                                                    1,900            608,000
*# Faro Technologies, Inc.                                               11,800            306,340
   FBL Financial Group, Inc. Class A                                     26,000            679,900
 * Featherlite, Inc.                                                      6,500             18,525
   Fedders Corp.                                                         44,810            281,855
   Federal Screw Works                                                    1,562             51,546
   Federal Signal Corp.                                                  72,000          1,090,800
*# Federal-Mogul Corp.                                                   57,900             16,791
 * FEI Co.                                                               32,200            773,122
 * Female Health Co.                                                      9,300             25,575
   Ferro Corp.                                                           61,200          1,389,240
   FFLC Bancorp                                                           5,400            159,840
 * Fibermark, Inc.                                                        6,900             12,282
*# Fiberstars, Inc.                                                       4,600             33,534
   Fidelity Bankshares, Inc.                                             22,184            615,606
 * Fidelity Federal Bancorp                                               2,500              3,875
   Fidelity Southern Corp.                                                8,800            121,880
 * Filenet Corp.                                                         54,787          1,434,872
 * Financial Federal Corp.                                               27,700            911,053
 * Financial Industries Corp.                                             9,762            139,206
 * Findwhat.Com                                                          32,100            486,315
*# Finisar Corp.                                                        125,496            501,984
 * Finish Line, Inc. Class A                                             28,000            857,080
 * Finishmaster, Inc.                                                       800              7,568
 * Finlay Enterprises, Inc.                                               9,400            152,750
 * Firebrand Financial Group, Inc.                                        9,100                 59
   First Albany Companies, Inc.                                           9,098            126,016
   First Aviation Services, Inc.                                          6,200             25,110
   First Bancorp                                                          6,210            192,510
 * First Cash Financial Services, Inc.                                   14,400            382,464
   First Charter Corp.                                                   44,333            902,620
   First Citizens Bancshares, Inc.                                        1,300            143,507
   First Commonwealth Financial
     Corp.                                                               88,908          1,293,611
   First Community Bancorp                                               23,500            866,680
 * First Consulting Group, Inc.                                          37,428            197,246
   First Defiance Financial Corp.                                         6,859            191,572
   First Essex Bancorp                                                    9,300            530,286
   First Federal Bancshares of Arkansas,
     Inc.                                                                 2,900    $       112,375
   First Federal Capital Corp.                                           29,731            696,597
   First Financial Bancorp                                               66,225          1,059,600
   First Financial Bankshares, Inc.                                      15,395            652,902
   First Financial Corp.                                                  2,550             75,939
   First Financial Holdings, Inc.                                        18,900            595,350
   First Franklin Corp.                                                     300              5,379
 * First Horizon Pharmaceutical Corp.                                    51,664            588,970
   First Indiana Corp.                                                   21,917            408,752
 * First Investors Financial Services
     Group, Inc.                                                          5,400             22,896
   First Keystone Financial, Inc.                                         2,000             53,500
   First M&F Corp.                                                        2,100             76,314
 * First Mariner Bank Corp.                                               4,900             83,202
   First Merchants Corp.                                                 27,708            702,398
   First Midwest Bancorp, Inc.                                            7,375            237,622
   First Midwest Financial, Inc.                                          2,400             53,760
   First Mutual Bancshares, Inc.                                          4,558            113,449
   First Niagara Financial Group, Inc.                                  106,185          1,612,950
   First Oak Brook Bancshares, Inc.
     Class A                                                              3,150             97,965
   First Place Financial Corp.                                           19,051            352,062
   First Republic Bank                                                   19,950            743,137
   First SecurityFed Financial, Inc.                                      4,400            135,472
   First Sentinel Bancorp, Inc.                                          41,508            787,822
   First State Bancorporation                                            10,576            364,766
   First United Corp.                                                     3,500             86,030
 * First Virtual Communications, Inc.                                     4,150              9,379
   First Years, Inc.                                                      8,100            111,456
   Firstbank Corp.                                                        2,700             86,400
   FirstBank NW Corp.                                                     2,928             89,568
 * FirstCity Financial Corp.                                              7,900             48,972
   FirstFed America Bancorp, Inc.                                        12,352            321,893
 * FirstFed Financial Corp.                                              25,500          1,198,500
 * Firstwave Technologies, Inc.                                           2,600             13,026
 * Fischer Imaging Corp.                                                  9,100             41,405
   Flag Financial Corp.                                                   6,500             85,442
 # Flagstar Bancorp, Inc.                                                70,500          1,560,165
   Flamemaster Corp.                                                        247              1,660
 * Flanders Corp.                                                        39,060            218,345
*# Fleetwood Enterprises, Inc.                                           57,900            588,843
 # Fleming Companies, Inc.                                               18,882                214
   Flexsteel Industries, Inc.                                             6,100            124,989
*# Flir Systems, Inc.                                                    51,800          1,785,028
 * Florida Banks, Inc.                                                    5,700             90,630
   Florida East Coast Industries, Inc.                                   21,900            667,950
   Florida Public Utilities Co.                                           3,866             61,547
   Florida Rock Industries, Inc.                                         34,300          1,972,250
   FloridaFirst Bancorp                                                   2,400             67,680
 * Flow International Corp.                                              23,000             80,753
   Flowers Foods, Inc.                                                   67,725          1,767,622
 * Flowserve Corp.                                                       82,900          1,764,112
   Flushing Financial Corp.                                              18,831            512,203
*# FMC Corp.                                                             52,900          1,583,826
   FMS Financial Corp.                                                    3,300             64,482
   FNB Corp.                                                              2,700             61,884
   FNB Financial Services Corp.                                           2,100             47,922
 * Foamex International, Inc.                                            36,600            163,236
 * FOCUS Enhancements, Inc.                                               3,132              6,702
 * Foodarama Supermarkets, Inc.                                           1,100             28,325

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Foothill Independent Bancorp                                           6,014    $       137,119
 * Footstar, Inc.                                                        28,200            141,846
   Forest City Enterprises, Inc.
     Class B                                                              4,500            212,625
 * Forest Oil Corp.                                                      67,470          1,690,123
 * Forgent Networks, Inc.                                                36,900            124,353
 * Forrester Research, Inc.                                              33,684            618,438
 * Forward Air Corp., Inc.                                               31,950            908,658
 * Fossil, Inc.                                                          62,812          1,830,970
 * Foster (L.B.) Co. Class A                                             10,000             60,000
*# Foster Wheeler, Ltd.                                                  40,600             35,728
 * Fotoball USA, Inc.                                                     3,600             14,904
 * Fountain Powerboat Industries, Inc.                                    4,700             14,805
*# FPIC Insurance Group, Inc.                                            13,946            291,471
   Frankfort First Bancorp, Inc.                                            850             17,425
   Franklin Bancorp, Inc.                                                 3,489             71,891
 * Franklin Covey Co.                                                    19,300             29,529
   Franklin Electric Co., Inc.                                           10,800            676,620
 * Franklin Electronic Publishers, Inc.                                   7,900             23,700
 # Fred's, Inc.                                                          50,250          1,675,837
 * FreeMarkets, Inc.                                                     63,000            379,890
 # Fremont General Corp.                                                106,100          1,854,628
   Frequency Electronics, Inc.                                            8,300             86,735
   Fresh Brands, Inc.                                                     5,100             55,539
 * Fresh Choice, Inc.                                                     5,900             11,505
 * Friede Goldman Halter, Inc.                                            1,083                  1
   Friedman Industries, Inc.                                              6,158             18,967
   Friedmans, Inc. Class A                                               31,140            212,686
 * Friendly Ice Cream Corp.                                               7,300             79,351
   Frisch's Restaurants, Inc.                                             4,900            131,320
 * Frontier Airlines, Inc.                                               52,161            843,965
   Frontier Oil Corp.                                                    38,400            664,320
 * Frozen Food Express Industries, Inc.                                  16,607            110,270
   FSF Financial Corp.                                                    2,300             69,575
 * FSI International, Inc.                                               44,500            292,810
 * FTD, Inc.                                                              2,000             49,240
*# FTI Consulting, Inc.                                                  62,525          1,373,674
*# FuelCell Energy, Inc.                                                 59,054            794,867
   Fuller (H.B.) Co.                                                     42,409          1,131,048
*# FX Energy, Inc.                                                       19,400             97,000
   G & K Services, Inc. Class A                                          28,500          1,032,270
 * G-III Apparel Group, Ltd.                                              6,700             70,015
   GA Financial, Inc.                                                     5,300            152,322
   Gabelli Asset Management, Inc.                                         9,800            367,500
 * Gadzooks, Inc.                                                        13,600             65,960
 * Gaiam, Inc.                                                            5,500             30,299
 * Galaxy Nutritional Foods, Inc.                                        11,500             31,855
 * Galey & Lord, Inc.                                                     9,600                 67
*# Galyan's Trading Co.                                                  24,937            332,909
 * GameStop Corp.                                                        31,400            507,110
 * GameTech International, Inc.                                          11,100             42,513
 * Garden Fresh Restaurant Corp.                                          5,700             84,246
*# Gardenburger, Inc.                                                     4,000                980
 * Gardner Denver Machinery, Inc.                                        23,588            550,072
 * Gartner Group, Inc.                                                   80,500          1,040,060
 * Gateway, Inc.                                                        148,600            662,756
   GATX Corp.                                                            71,700          1,742,310
 * Gaylord Entertainment Co.                                             55,963          1,683,927
   GB & T Bancshares, Inc.                                                  700             16,261
 * GC Companies, Inc.                                                       200                 83
 * Gehl Co.                                                               5,400             83,165
 * Genaera Corp.                                                         23,000    $        88,090
 * Genaissance Pharmaceuticals, Inc.                                     34,000             99,246
   Gencorp, Inc.                                                         66,011            660,770
 * Gene Logic, Inc.                                                      66,682            324,741
 * Genecor International, Inc.                                           88,308          1,397,033
 * Genelabs Technologies, Inc.                                           49,600             94,240
 * General Binding Corp.                                                 13,300            247,513
 * General Cable Corp.                                                   49,700            418,971
 * General Communications, Inc.
     Class A                                                             77,200            675,500
 * General DataComm Industries, Inc.                                      1,310              2,365
 * General Employment Enterprises,
     Inc.                                                                 3,100              4,479
 * Genesco, Inc.                                                         32,600            528,120
 * Genesee & Wyoming, Inc.                                               18,500            467,310
 * Genesee Corp. Class B                                                    200                738
 * Genesis Health                                                        51,500          1,617,615
 * Genesis Microchip, Inc.                                               37,462            691,174
 * Geneva Financial Corp.                                                 2,600              2,340
 * Genlyte Group, Inc.                                                   18,900            999,054
*# Genome Therapeutics Corp.                                             39,000            118,131
*# Genta, Inc.                                                           79,400            797,970
 * Gentek, Inc.                                                          10,900                 44
 * Gentiva Health Services, Inc.                                         13,950            182,326
*# Genus, Inc.                                                           48,321            343,079
 * GenVec, Inc.                                                          75,219            268,532
   Georgia Gulf Corp.                                                    48,700          1,386,976
 * Gerber Scientific, Inc.                                               33,000            274,230
 * Geron Corp.                                                           57,509            702,760
   Getty Realty Corp. (Holding Co.)                                       3,900             97,617
   Gevity HR, Inc.                                                       27,400            616,500
 * Giant Group, Ltd.                                                      2,200              4,400
 * Giant Industries, Inc.                                                12,300            150,060
   Gibraltar Steel Corp.                                                 18,600            453,468
 * Giga-Tronics, Inc.                                                     4,600              9,775
   Glacier Bancorp, Inc.                                                 29,048            919,950
 * Glacier Water Services, Inc.                                           3,600             72,864
   Glatfelter (P.H.) Co.                                                 64,400            771,512
 * Glenayre Technologies, Inc.                                           96,927            289,812
 * Global e-Point, Inc.                                                   3,008             15,160
 * Global Imaging Systems, Inc.                                          32,200            943,782
 * Global Payment Technologies, Inc.                                      5,500             18,562
 * Global Power Equipment Group,
     Inc.                                                                66,900            420,801
 * Globecomm Systems, Inc.                                               16,500            115,500
 * GlobespanVirata, Inc.                                                200,028          1,228,172
 * Glowpoint, Inc.                                                       40,750             75,795
*# GoAmerica, Inc.                                                       43,600             23,108
   Gold Banc Corp.                                                       58,365            770,418
   Golden Enterprises, Inc.                                              11,800             30,208
 * Golden State Vintners, Inc.                                            5,100             15,963
 * Good Guys, Inc.                                                       31,100             63,444
 * Goodrich Petroleum Corp.                                               9,000             46,350
*# Goodyear Tire & Rubber Co.                                           155,900          1,052,325
   Goody's Family Clothing, Inc.                                         43,942            466,664
   Gorman-Rupp Co.                                                        7,975            190,602
 * Gottschalks, Inc.                                                     12,700             49,022
 * GP Strategies Corp.                                                   14,560            107,016
 * Gradco Systems, Inc.                                                     230              2,225
 * Graftech International, Ltd.                                         134,300          1,590,112
   Graham Corp.                                                           1,000              9,030

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Granite Construction, Inc.                                            62,300    $     1,373,715
 * Graphic Packaging Corp.                                               37,700            133,458
   Gray Television, Inc.                                                 56,360            730,426
   Gray Television, Inc. Class A                                          6,800             89,216
 * Great American Financial Resources,
     Inc.                                                                 9,900            149,985
 * Great Atlantic & Pacific Tea Co., Inc.                                57,800            439,280
 # Great Lakes Chemical Corp.                                            75,800          1,721,418
   Great Southern Bancorp, Inc.                                           6,800            290,700
 # Greater Bay Bancorp                                                   72,446          1,883,596
   Greater Communications Bancorp                                         3,600             64,872
 * Green Mountain Coffee, Inc.                                            9,600            223,104
   Green Mountain Power Corp.                                             6,800            154,632
*# Greenbriar Corp.                                                         674              2,123
 * Greenbrier Companies, Inc.                                            14,100            204,027
   Greene County Bancshares, Inc.                                         1,900             45,600
 * Greens Worldwide, Inc.                                                 2,502                 88
   Grey Global Group, Inc.                                                  200            136,433
 * Grey Wolf, Inc.                                                      296,200          1,004,118
 * GRIC Communications, Inc.                                             40,100            249,021
 * Griffin Land & Nurseries, Inc.
     Class A                                                              2,200             31,834
 * Griffon Corp.                                                         44,380            866,298
 * Gristede's Foods, Inc.                                                 1,200              1,218
 * Group 1 Automotive, Inc.                                              34,000          1,179,800
 * Group 1 Software, Inc.                                                16,450            293,468
 * Grubb & Ellis Co.                                                     14,900             13,857
 * GSI Commerce, Inc.                                                    61,000            597,800
*# GSV, Inc.                                                              1,800                220
 * GTC Biotherapeutics, Inc.                                             39,598            109,290
 * GTSI Corp.                                                            11,500            138,575
   Guaranty Bancshares, Inc.                                              3,000             61,950
   Guaranty Federal Bancshares, Inc.                                      3,000             58,155
   Guaranty Financial Corp.                                               1,000             20,005
 * Guess, Inc.                                                           64,800            920,160
 * Guilford Mills, Inc.                                                     533              6,396
*# Guilford Pharmaceuticals, Inc.                                        43,447            296,743
 * Guitar Center, Inc.                                                   34,800          1,011,636
 * Gulf Island Fabrication, Inc.                                         17,137            305,039
 * Gulfmark Offshore, Inc.                                               19,800            277,794
 * Gundle/SLT Environmental, Inc.                                        11,000            212,850
 * Gymboree Corp.                                                        44,400            755,244
 * Ha-Lo Industries, Inc.                                                64,900                 71
 * Haemonetics Corp.                                                     36,100            824,524
   Haggar Corp.                                                           6,300            109,242
 * Hain Celestial Group, Inc.                                            51,088          1,178,600
 * Halifax Corp.                                                          1,000              5,070
 * Hall Kinion Associates, Inc.                                          18,000             73,782
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                              5,200             35,594
 * Hampshire Group, Ltd.                                                  4,000            124,120
   Hancock Fabrics, Inc.                                                 28,000            397,600
   Hancock Holding Co.                                                   20,150          1,153,587
   Handleman Co.                                                         36,523            642,805
 * Hanger Orthopedic Group, Inc.                                         31,100            525,590
   Hanmi Financial Corp.                                                  5,500            113,685
 * Hanover Compressor Co.                                               121,600          1,157,632
   Harbor Florida Bancshares, Inc.                                       35,698          1,083,434
   Hardinge, Inc.                                                         8,800             91,080
   Harland (John H.) Co.                                                 42,000          1,150,800
   Harleysville Group, Inc.                                              43,667            855,873
   Harleysville National Corp.                                           35,207    $     1,083,671
 * Harmonic, Inc.                                                       101,660            883,425
 * Harolds Stores, Inc.                                                   2,308              8,540
 * Harris Interactive, Inc.                                              83,200            574,080
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 1,100             24,387
 * Hartmarx Corp.                                                        33,600            144,480
 * Harvard Bioscience, Inc.                                              44,300            318,960
 * Harvest Natural Resources, Inc.                                       52,900            391,989
 * Hastings Entertainment, Inc.                                          11,300             50,285
 * Hastings Manufacturing Co.                                               700              3,017
 * Hauppauge Digital, Inc.                                                8,800             23,496
 * Hauser, Inc.                                                           5,050                252
   Haverty Furniture Co., Inc.                                           15,700            335,352
   Haverty Furniture Co., Inc. Class A                                      400              8,780
 * Hawaiian Holdings, Inc.                                               29,875             82,156
 * Hawk Corp.                                                             8,500             28,985
   Hawkins, Inc.                                                         10,200            134,742
 * Hawthorne Financial Corp.                                             16,800            452,760
 * Headwaters, Inc.                                                      41,700            795,636
 * Headway Corporate Resources,
     Inc.                                                                12,000                 90
 * HealthAxis, Inc.                                                         750              2,137
   Healthcare Services Group, Inc.                                       11,100            219,669
 * HealthExtras, Inc.                                                    48,650            612,990
   Heartland Express, Inc.                                               59,573          1,445,837
 * Hecla Mining Co.                                                     164,600          1,221,332
 * Hector Communications Corp.                                            3,500             49,157
 * HEI, Inc.                                                              6,000             18,000
   Heico Corp.                                                           13,800            254,886
   Heico Corp. Class A                                                    5,532             81,874
 * Heidrick & Struggles International,
     Inc.                                                                27,400            658,970
   Helix Technology Corp.                                                39,100            848,470
   Helmerich & Payne, Inc.                                               18,600            448,260
*# Hemispherx Biopharma, Inc.                                            56,500            145,770
   Henry Jack & Associates, Inc.                                         44,242            916,694
 * Hercules, Inc.                                                       166,300          1,669,652
 * Heritage Commerce Corp.                                                2,800             35,000
   Heritage Financial Corp.                                               7,500            165,075
 * Herley Industries, Inc.                                               21,000            405,720
 * Hexcel Corp.                                                          58,000            402,520
   HF Financial Corp.                                                     3,300             59,400
*# Hi-Shear Technology Corp.                                              8,600             23,564
 * Hi-Tech Pharmacal, Inc.                                               10,850            220,038
 * HI/FN, Inc.                                                           10,400            114,608
 * Hibbett Sporting Goods, Inc.                                          23,100            716,562
   Hickory Tech Corp.                                                    13,900            168,190
 # Hilb Rogal Hamilton Co.                                               53,600          1,559,760
 * Hines Horticulture, Inc.                                              22,000             90,860
   Hirsch International Corp. Class A                                     3,300              3,597
 * HMI Industries, Inc.                                                   2,200              1,815
   HMN Financial, Inc.                                                    4,400            108,416
 * HMS Holdings Corp.                                                    27,595            118,383
 * Hoenig Group Escrow                                                    7,900              1,817
 * Holiday RV Superstores, Inc.                                             930                  5
 # Hollinger International, Inc. Class A                                100,900          1,605,319
 * Hollis-Eden Pharmaceuticals, Inc.                                     28,600            392,678
   Holly Corp.                                                           18,600            494,016
 * Hollywood Entertainment Corp.                                         85,373          1,166,195
 * Hollywood Media Corp.                                                 28,500             63,840

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Hologic, Inc.                                                         29,700    $       446,688
   Home Federal Bancorp                                                   4,300            123,001
   Home Loan Financial Corp.                                              1,700             34,000
 * Home Products International, Inc.                                      7,800             10,374
 * Homegold Financial, Inc.                                               6,100                 49
 * HomeStore, Inc.                                                       10,700             37,557
   Hooper Holmes, Inc.                                                  101,200            620,356
   HopFed Bancorp, Inc.                                                   2,100             37,086
   Horace Mann Educators Corp.                                           59,038            797,603
   Horizon Financial Corp.                                               15,465            273,576
 * Horizon Health Corp.                                                   9,900            226,116
 * Horizon Offshore, Inc.                                                39,600            177,408
 * Horizon Organic Holding Corp.                                         13,400            320,796
 * Hot Topic, Inc.                                                       66,200          1,972,760
 * Houston Exploration Co.                                               45,297          1,545,081
 * Hovnanian Enterprises, Inc.
     Class B                                                              1,150            106,087
 * HPSC, Inc.                                                             2,100             29,988
 * Hub Group, Inc. Class A                                                7,000            112,280
 * Hudson Highland Group, Inc.                                            2,130             42,983
   Hudson River Bancorp, Inc.                                            22,082            767,570
 * Hudson Technologies, Inc.                                              5,100              4,335
 * Huffy Corp.                                                           22,505            153,709
   Hughes Supply, Inc.                                                   35,269          1,611,793
   Humboldt Bancorp                                                      18,165            317,343
 * Hurco Companies, Inc.                                                  5,600             16,240
 * Hutchinson Technology, Inc.                                           38,800          1,263,716
 * Huttig Building Products, Inc.                                         5,300             14,310
 * Hycor Biomedical, Inc.                                                 8,000             33,360
 * Hydril Co.                                                            23,200            553,784
 * Hypercom Corp.                                                        74,200            377,678
 * HyperFeed Technologies, Inc.                                           1,450              8,555
 * Hyperion Solutions Corp                                               56,024          1,858,876
 * I-many, Inc.                                                          47,900             45,505
 * I-Stat Corp.                                                          30,200            380,520
 * I-Trax Inc.                                                            9,200             27,140
 * I.C. Isaacs & Co., Inc.                                                7,200              5,580
   Iberiabank Corp.                                                       8,000            463,840
 * Ibis Technology Corp.                                                 14,800            240,500
*# icad, Inc.                                                             3,600             20,520
 * Ico, Inc.                                                             14,320             17,327
 * ICT Group, Inc.                                                       17,923            241,244
*# ICU Medical, Inc.                                                     20,350            693,731
   Idacorp, Inc.                                                         57,300          1,684,620
 * Identix, Inc.                                                        128,612            666,210
   Idex Corp.                                                            42,200          1,666,056
*# IDEXX Laboratories, Inc.                                              26,400          1,250,040
 * iDine Rewards Network, Inc.                                           34,100            371,690
 * IDT Corp.                                                             34,478            648,186
 * IDT Corp. Class B                                                     29,500            570,235
 * IDX Systems Corp.                                                     44,051          1,127,706
 * iGate Capital Corp.                                                   77,112            490,432
 * IGEN, Inc.                                                            30,900          1,825,881
 * IGI, Inc.                                                              2,100              3,549
 * Igo Escrow Share                                                       4,100                  0
   IHOP Corp.                                                            32,200          1,255,800
 * II-VI, Inc.                                                           21,370            486,381
   Ikon Office Solutions, Inc.                                          149,560          1,266,773
 * ILEX Oncology, Inc.                                                   58,300          1,216,721
 * Illumina, Inc.                                                        47,961            329,012
   ILX Resorts, Inc.                                                      2,900             20,010
 * Image Entertainment, Inc.                                             27,400    $       134,260
*# ImageWare Systems, Inc.                                                5,500             13,585
 # Imation Corp.                                                          9,900            336,105
 # IMC Global, Inc.                                                     172,658          1,255,224
 * IMCO Recycling, Inc.                                                  22,500            169,875
 * Immersion Corp.                                                       29,800            157,940
 * Immucor, Inc.                                                         36,875            851,812
 * ImmunoGen, Inc.                                                       60,853            287,835
 * Immunomedics, Inc.                                                    74,800            288,728
 * IMPAC Medical Systems, Inc.                                           10,400            257,296
*# Impath, Inc.                                                          21,600             65,880
 * Impax Laboratoroes, Inc.                                              78,844          1,111,700
 * Impco Technologies, Inc.                                              24,700            161,785
 * Imperial Sugar Co.                                                     4,420             49,018
*# Imperial Sugar Company                                                14,551                  0
 * Implant Sciences Corp.                                                 8,700             65,598
 * Impreso, Inc.                                                          5,300              9,699
 * Incyte Genomics, Inc.                                                107,930            652,976
   Independence Holding Co.                                               2,750             63,126
   Independent Bank Corp. MA                                             21,900            640,575
   Independent Bank Corp. MI                                             28,786            839,112
 * Indevus Pharmaceuticals, Inc.                                         70,594            400,974
 * Index Development Partners, Inc.                                       9,800                392
 * Indus International, Inc.                                             34,900            104,700
 * Industrial Distribution Group, Inc.                                    8,700             41,325
 * Inet Technologies, Inc.                                               58,057            745,452
 * Infinity, Inc.                                                        11,398             42,742
*# Infocrossing, Inc.                                                     5,300             52,942
 * InFocus Corp.                                                         59,189            468,777
 * Infonet Services Corp.                                                98,800            187,720
 * Informatica Corp.                                                    119,800          1,351,344
*# Information Architects Corp.                                           1,080                 97
 * Information Holdings, Inc.                                            30,900            687,525
 * Information Resources, Inc.                                            3,600             17,640
 * Inforte Corp.                                                         16,400            141,040
 * InfoSpace, Inc.                                                       46,946          1,232,332
 * infoUSA, Inc.                                                         76,762            652,477
   Ingles Market, Inc. Class A                                           14,800            149,480
 * Inkine Pharmaceutical Co., Inc.                                       21,400            111,922
 * Innodata Corp.                                                        20,300             84,245
 * Innotrac Corp.                                                        11,600            105,444
 * Innovative Clinical Solutions, Ltd.                                      968                  8
 * Innovative Gaming Corp.                                                  830                 12
 * Innovative Solutions & Support, Inc.                                  12,700            190,246
 * Innovex, Inc.                                                         27,200            255,680
 * Input/Output, Inc.                                                    76,800            300,288
 * Insight Communications Co., Inc.                                      73,575            716,620
 * Insight Enterprises, Inc.                                             69,279          1,295,517
 * Insightful Corp.                                                       6,300             14,301
 * Insignia Systems, Inc.                                                17,250             39,847
 * Insilco Holding Co.                                                      192                 48
 * Insite Vision, Inc.                                                   18,000              7,200
 * Insituform East, Inc.                                                  1,700              2,584
 * Insituform Technologies, Inc.
     Class A                                                             39,719            597,771
 * Insmed, Inc.                                                          56,718            167,885
 * Inspire Pharmaceuticals, Inc.                                         47,580            823,134
 * Insteel Industries, Inc.                                               4,700              3,995
 * Instinet Group, Inc.                                                  38,600            206,896
 * Insurance Auto Auctions, Inc.                                         17,279            219,443
 * InsWeb Corp.                                                           1,633              8,165

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Integra Bank Corp.                                                    25,183    $       562,840
 * Integra Lifesciences Corp.                                            40,100          1,258,739
 * Integral Systems, Inc.                                                 9,200            197,248
 * Integral Vision, Inc.                                                  3,300                577
 * IntegraMed America, Inc.                                               3,100             19,778
 * Integrated Bio                                                         9,500             92,150
 * Integrated Device Technology, Inc.                                    69,483          1,309,755
 * Integrated Electrical Services, Inc.                                  54,300            425,712
 * Integrated Information Systems, Inc.                                     820                287
 * Integrated Silicon Solution, Inc.                                     41,800            781,660
 * Integrated Telecom Express, Inc.                                         600                  0
 * Integrity Media, Inc.                                                  1,900             11,400
*# Intelli-Check, Inc.                                                   12,500             83,750
 * Intellidata Technologies Corp.                                        69,500            114,675
 * Intelligent Systems Corp.                                              4,500              8,190
 * Intelligroup, Inc.                                                    16,100             85,008
   Inter Parfums, Inc.                                                   18,550            377,307
 * Interactive Data Corp.                                                58,013            977,519
 * Interactive Intelligence, Inc.                                        15,300             86,292
 * InterCept Group, Inc.                                                 30,300            320,271
   Interchange Financial Services
     Corp.                                                               12,600            289,296
 * Interdigital Communications Corp.                                     84,500          1,730,560
 * Interep National Radio Sales, Inc.                                     4,600              9,798
 * Interface, Inc. Class A                                               69,757            396,917
 * Interferon Scientific, Inc.                                            2,435                 89
*# Intergraph Corp.                                                      67,600          1,717,040
 * Interland, Inc.                                                       18,610            127,478
 * Interlink Electronics, Inc.                                            9,700             67,900
 * Intermagnetics General Corp.                                          25,095            565,390
   Intermet Corp.                                                        38,400            187,008
*# InterMune, Inc.                                                       47,700          1,006,947
   International Aluminum Corp.                                           2,100             53,550
 * International Microcomputer
     Software, Inc.                                                       5,100              6,783
 * International Multifoods Corp.                                        29,000            517,070
 * International Remote Imaging
     Systems, Inc.                                                       10,100             50,399
 * International Shipholding Corp.                                        6,100             82,350
 * Internet Commerce Corp.                                                4,000              3,840
 * Internet Pictures Corp.                                                4,350              9,657
 * Internet Security Systems, Inc.                                       74,700          1,267,659
 * Interphase Corp.                                                       5,400             92,340
   Interpool, Inc.                                                       38,000            577,600
 * Interpore International, Inc.                                         26,700            325,206
   Interstate Bakeries Corp.                                             65,700          1,034,775
 * Interstate Hotels & Resorts, Inc.                                     23,840            128,259
   Inter-Tel, Inc.                                                       37,500            907,500
 * Intervoice, Inc.                                                      50,618            529,464
 * Interwoven, Inc.                                                      56,207            841,990
 * Intest Corp.                                                           8,600             48,504
 * Intevac, Inc.                                                         12,000            203,880
 * Intrado, Inc.                                                         23,600            470,820
 * Intraware, Inc.                                                       14,200             30,956
 * Introgen Therapeutics, Inc.                                           34,975            245,524
 * Intrusion, Inc.                                                       16,200             12,150
 * Intuitive Surgical, Inc.                                               3,908             59,675
   Invacare Corp.                                                        42,900          1,673,100
 * Inveresk Resh                                                         25,507            561,409
 * Inverness Medical Innovations, Inc.                                    7,461            176,826
 * Investment Technology Group, Inc.                                     70,700          1,251,390
 * INVESTools, Inc.                                                       4,283    $         5,825
   Investors Title Co.                                                    1,400             42,840
 * Invision Technologies, Inc.                                           25,400            757,428
 * Invivo Corp.                                                           6,600            139,663
 * Iomed, Inc.                                                            7,200             16,200
   Iomega Corp.                                                          76,295            418,860
 * Ion Networks, Inc.                                                     6,500                325
 * Ionics, Inc.                                                          26,300            845,545
 * Iridex Corp.                                                           6,800             37,298
   Irwin Financial Corp.                                                 41,200          1,246,712
   Isco, Inc.                                                             5,635             54,885
 * Isis Pharmaceuticals, Inc.                                            83,300            498,967
*# Island Pacific, Inc.                                                  55,300            122,766
 * Isle of Capri Casinos, Inc.                                           53,200          1,072,033
*# Isolagen Inc.                                                         14,800             98,124
 * Iteris Holdings, Inc.                                                    300                615
 * ITLA Capital Corp.                                                     5,800            291,276
 * Itron, Inc.                                                           30,700            589,133
 * ITXC Corp.                                                            45,200            178,540
 * Ixia                                                                  93,400          1,189,916
 * IXYS Corp.                                                            49,124            412,642
 * J & J Snack Foods Corp.                                               12,200            439,200
 * J Net Enterprises, Inc.                                                8,400              9,660
 * J. Alexander's Corp.                                                   6,700             50,250
 * J. Jill Group, Inc.                                                   29,400            374,556
 * j2 Global Communication, Inc.                                         34,332            975,715
 * Jack in the Box, Inc.                                                 54,000          1,125,900
 # Jacksonville Bancorp, Inc.                                             1,600             59,768
 * Jaclyn, Inc.                                                           1,300              6,175
 * Jaco Electronics, Inc.                                                 5,659             39,899
 * Jacuzzi Brands, Inc.                                                 112,378            724,838
 * Jakks Pacific, Inc.                                                   36,923            501,784
 * Jarden Corp.                                                          39,150          1,059,007
 * JDA Software Group, Inc.                                              42,812            780,035
   Jefferies Group, Inc.                                                 49,900          1,560,872
 * Jennifer Convertibles, Inc.                                            1,300              4,355
   JLG Industries, Inc.                                                  65,100            979,104
 * JLM Industries, Inc.                                                   6,500              8,937
 * JMAR Industries, Inc.                                                 23,700             38,631
 * Jo-Ann Stores, Inc.                                                    8,575            171,929
 * Johnson Outdoors, Inc.                                                 6,700             96,815
 * Jones Lang LaSalle, Inc.                                              46,800            980,460
 * Jos. A. Bank Clothiers, Inc.                                          10,000            412,100
 * Joule, Inc.                                                            1,500              2,272
 * Journal Register Co.                                                  61,500          1,226,925
 * Joy Global, Inc.                                                      73,200          1,537,200
 * JPS Industries, Inc.                                                   9,200             20,056
 * Juno Lighting, Inc.                                                      980             21,442
 * Jupitermedia Corp.                                                    28,080            141,804
   K Swiss, Inc. Class A                                                 18,300            891,393
 * K-Tel International, Inc.                                              3,800                237
 * K-Tron International, Inc.                                             2,400             40,704
 * K-V Pharmaceutical Co. Class A                                        46,050          1,201,905
 * K-V Pharmaceutical Co. Class B                                        15,375            406,054
 * K2, Inc.                                                              42,462            649,669
 * Kadant, Inc.                                                          20,420            366,539
 * Kaiser Aluminum Corp.                                                 80,100              6,408
   Kaman Corp. Class A                                                   34,200            440,154
*# Kansas City Southern Industries,
     Inc.                                                                92,600          1,231,580
 * Katy Industries, Inc.                                                  8,300             51,045

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kaydon Corp.                                                          42,100    $     1,028,082
 * KBK Capital Corp.                                                      2,200              4,290
 * KCS Energy, Inc.                                                      57,400            520,044
 * Keane, Inc.                                                           98,164          1,384,112
 * Keith Companies, Inc.                                                  9,600            136,896
   Keithley Instruments, Inc.                                            19,800            357,390
   Kellwood Co.                                                          39,776          1,521,034
   Kelly Services, Inc.                                                  49,905          1,421,294
 * Kemet Corp.                                                          134,823          1,779,664
 * Kendle International, Inc.                                            18,903            129,486
   Kennametal, Inc.                                                      35,200          1,353,088
 * Kennedy-Wilson, Inc.                                                   8,800             53,152
 * Kensey Nash Corp.                                                     17,200            361,716
*# Keravision, Inc.                                                       7,400                  7
   Kewaunee Scientific Corp.                                              2,000             22,600
 * Key Energy Group, Inc.                                               183,400          1,670,774
 * Key Technology, Inc.                                                   4,700             65,424
 * Key Tronic Corp.                                                       8,600             18,395
 * Keynote Systems, Inc.                                                 18,600            229,524
 * Keystone Automotive Industries,
     Inc.                                                                22,240            541,989
 * Keystone Consolidated Industries,
     Inc.                                                                 2,100                262
 * Kforce, Inc.                                                          46,100            389,545
 * KFX, Inc.                                                             70,100            419,899
   Kimball International, Inc. Class B                                   35,200            521,664
 * Kindred Healthcare, Inc.                                              26,500          1,367,135
 * Kirby Corp.                                                           36,200          1,086,000
 * Kirklands, Inc.                                                       17,200            359,480
 * Kit Manufacturing Co.                                                    300                  0
   Klamath First Bancorp, Inc.                                            6,800            174,420
   Knape & Vogt Manufacturing Co.                                         2,290             25,785
 * Knight Trading Group, Inc.                                            50,956            735,295
 * Knight Transportation, Inc.                                           56,025          1,357,486
 * Koala Corp.                                                            6,500                747
 * Komag Inc.                                                            34,709            572,351
 * Kontron Mobile Computing, Inc.                                         8,900              3,355
 * Kopin Corp.                                                          103,587            733,396
 * Korn/Ferry International                                              56,400            565,692
*# Kos Pharmaceuticals, Inc.                                             32,100          1,428,450
 * Kosan Biosciences, Inc.                                               37,224            354,000
   Koss Corp.                                                             3,600             65,880
 * Kroll, Inc.                                                           62,560          1,498,312
 * Kronos, Inc.                                                          38,900          1,523,713
 * Kulicke & Soffa Industries, Inc.                                      75,034          1,236,560
 * KVH Industries, Inc.                                                  17,300            545,642
 * Kyphon, Inc.                                                          57,700          1,580,980
 * La Jolla Pharmceutical Co.                                            76,200            220,980
   La-Z-Boy, Inc.                                                        82,000          1,656,400
 * LaBarge, Inc.                                                         15,700             98,125
 * LabOne, Inc.                                                          17,650            511,674
 * Labor Ready, Inc.                                                     60,800            693,120
   Labranche & Co., Inc.                                                 54,800            453,196
   Laclede Group, Inc.                                                   28,000            819,000
 * LaCrosse Footwear, Inc.                                                5,800             31,900
   Ladish Co., Inc.                                                      19,500            160,095
   Lakeland Bancorp, Inc.                                                13,119            209,904
 * Lakeland Industries, Inc.                                              2,420             31,291
 * Lakes Entertainment, Inc.                                             10,975            158,029
 * Lamson & Sessions Co.                                                 20,000            117,000
   Lance, Inc.                                                           62,400            874,224
 * Lancer Corp.                                                           9,325    $        51,194
   Landamerica Financial Group, Inc.                                     27,900          1,434,060
   Landauer, Inc.                                                        12,400            466,240
 * Landec Corp.                                                          31,790            206,635
   Landry's Restaurants, Inc.                                            41,400          1,015,128
 * Landstar Systems, Inc.                                                36,400          1,310,400
 * Lannet Co., Inc.                                                      30,030            538,138
 * Lantronix, Inc.                                                       15,000             16,800
 * Larscom, Inc.                                                          1,157              5,854
 * Laserscope                                                            25,950            415,200
 * Latitude Communications, Inc.                                         28,400            110,760
 * Lattice Semiconductor Corp.                                          165,266          1,565,069
   Lawson Products, Inc.                                                  9,600            325,728
 * Lawson Software, Inc.                                                146,808          1,239,060
 * Layne Christensen Co.                                                 11,600            120,640
 * Lazare Kaplan International, Inc.                                      8,700             58,725
 * LCA-Vision, Inc.                                                      16,150            270,997
 * LCC International, Inc. Class A                                       21,900            107,529
 * Learning Tree International, Inc.                                     25,600            444,672
 * Lecroy Corp.                                                          10,100            168,670
 * Lectec Corp.                                                           3,900              1,950
   Leesport Financial Corp.                                                 525             12,758
   Lennox International, Inc.                                            87,905          1,494,385
 * Lesco, Inc.                                                           18,300            233,691
*# Level 8 Systems, Inc.                                                  4,629              1,805
 * Lexar Media, Inc.                                                     87,097          1,860,392
 * Lexent, Inc.                                                          39,200             57,232
 * Lexicon Genetics, Inc.                                                91,200            478,800
   Libbey, Inc.                                                          20,400            597,924
 * Liberate Technologies, Inc.                                          106,300            390,653
   Liberty Corp.                                                         27,300          1,213,485
   Liberty Homes, Inc. Class A                                              200              1,020
 * Lifecell Corp.                                                        37,700            211,120
 * Lifecore Biomedical, Inc.                                             19,300            129,310
 * Lifeline Systems, Inc.                                                 4,100            143,500
 # Lifetime Hoan Corp.                                                   15,862            222,068
 * Ligand Pharmaceuticals, Inc.
     Class B                                                            103,477          1,384,522
 * Lightbridge, Inc.                                                     40,121            386,365
 * Lightning Rod Software, Inc.                                             580                696
 * LightPath Technologies, Inc.                                           1,850              5,421
 * Lin TV Corp.                                                          39,300            882,285
   Lincoln Electric Holdings                                             62,062          1,571,410
   Lindsay Manufacturer Co.                                              17,600            428,912
*# Linens 'n Things, Inc.                                                66,300          1,949,883
 * Lionbridge Technologies, Inc.                                         31,197            336,928
 * Lipid Sciences, Inc.                                                  10,258             25,440
   Liquid Audio, Inc.                                                    19,100              5,253
*# Liquidmetal Technologies, Inc.                                         5,500             11,550
   Lithia Motors, Inc. Class A                                           20,910            518,986
 * Littlefuse, Inc.                                                      32,500            968,175
 * LMI Aerospace, Inc.                                                    7,900             14,141
   LNB Bancorp, Inc.                                                      1,200             25,020
 # LNR Property Corp.                                                    29,900          1,323,075
 * Local Financial Corp.                                                  9,500            188,765
 * Lodgenet Entertainment Corp.                                          18,900            341,145
 * Lodgian, Inc.                                                            155                967
*# Log On America, Inc.                                                     600                  2
 * Logic Devices, Inc.                                                    6,700             12,261
 * LogicVision, Inc.                                                     12,600             56,574
 * Logility, Inc.                                                        13,200             64,152

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lojack Corp.                                                          22,100    $       195,806
   Lone Star Steakhouse & Saloon,
     Inc.                                                                31,300            722,091
 * Lone Star Technologies, Inc.                                          42,200            584,470
   Longs Drug Stores Corp.                                               56,200          1,376,900
   Longview Fibre Co.                                                    76,000            833,720
 * LookSmart, Ltd.                                                      142,767            212,723
 * LOUD Technologies, Inc.                                               12,400             36,580
 * Louisiana-Pacific Corp.                                              105,900          1,915,731
   Lowrance Electronics, Inc.                                             2,200             44,990
   LSB Bancshares, Inc. NC                                                5,156             97,294
   LSB Corp.                                                              4,300             74,609
   LSI Industries, Inc.                                                  29,327            365,121
 * LTX Corp.                                                             78,100          1,302,708
 * Luby's, Inc.                                                          39,700            149,272
   Lufkin Industries, Inc.                                                6,400            166,336
 * Luminex Corp.                                                         44,555            470,055
 * Lydall, Inc.                                                          23,300            285,192
 * Lynch Corp.                                                            1,500             16,028
 * Lynch Interactive Corp.                                                2,800             65,870
 * M & F Worldwide Corp.                                                 19,500            270,075
 * M-Wave, Inc.                                                           2,900              1,711
   M/I Schottenstein Homes, Inc.                                         21,600            828,360
   MacDermid, Inc.                                                       46,500          1,525,200
 * Mace Security International, Inc.                                     11,200             22,400
 * Mac-Gray Corp.                                                        12,600             63,000
 * Macromedia, Inc.                                                      74,488          1,527,749
 * Macrovision Corp.                                                     73,100          1,673,990
 * Madden (Steven), Ltd.                                                 19,600            419,048
   MAF Bancorp, Inc.                                                     37,659          1,653,607
 * Magic Lantern Group, Inc.                                              1,700              2,363
*# Magma Design Automation, Inc.                                         48,283          1,136,099
 * Magna Entertainment Corp.                                             22,300            104,810
 * Magnetek, Inc.                                                        36,400            234,780
 * Magnum Hunter Resources, Inc.                                         98,302            883,735
 * MAI Systems Corp.                                                      3,400                459
 * MAII Holdings, Inc.                                                    3,400                  0
 * Mail-Well, Inc.                                                       83,000            313,740
 * Main Street & Main, Inc.                                              15,500             37,975
   Main Street Banks, Inc.                                               28,000            741,440
   Maine & Maritimes Corp.                                                1,600             55,200
 * MAIR Holdings, Inc.                                                   30,516            232,227
 * Major Automotive Companies, Inc.                                       3,280              2,066
 * Management Network Group, Inc.                                        34,000            109,752
 * Manatron, Inc.                                                         1,102              9,367
 * Manchester Technologies, Inc.                                          8,000             26,400
*# Manhattan Associates, Inc.                                            43,400          1,320,662
   Manitowoc Co., Inc.                                                   39,650          1,070,550
 * Mannatech, Inc.                                                       13,500            164,700
 * Manning (Greg) Auctions, Inc.                                          9,200            103,500
 * Manufacturers' Services Ltd.                                          47,800            291,580
 * Manugistic Group, Inc.                                               108,900            725,274
 * Mapics, Inc.                                                          34,056            411,056
 * Mapinfo Corp.                                                         23,100            204,435
 * Marimba, Inc.                                                         37,200            191,208
   Marine Products Corp.                                                 17,020            278,277
 * MarineMax, Inc.                                                       29,375            558,125
 * Marisa Christina, Inc.                                                 6,700             10,720
   Maritrans, Inc.                                                        7,800            129,558
*# MarketWatch.com, Inc.                                                 26,041            230,723
 * MarkWest Hydrocarbon, Inc.                                             9,350            107,525
 * Marlton Technologies, Inc.                                             7,800    $         4,251
   Marsh Supermarkets, Inc. Class A                                       1,600             17,584
   Marsh Supermarkets, Inc. Class B                                       4,500             49,500
 * Martek Biosciences Corp.                                              31,500          1,913,310
 * Marten Transport, Ltd.                                                 6,300            151,956
 * Martha Stewart Living
     Omnimedia, Ltd.                                                     28,300            276,774
 * Mascotech, Inc.                                                       60,200                  0
   MASSBANK Corp.                                                         4,700            189,692
   Massey Energy Co.                                                    110,600          1,537,340
 * Mastec, Inc.                                                          70,850            940,888
 * Material Sciences Corp.                                               21,300            202,137
 * Matria Healthcare, Inc.                                               15,269            311,946
*# Matritech, Inc.                                                       30,500             62,525
 * Matrix Bancorp, Inc.                                                   6,500             59,410
 * Matrix Service Co.                                                    24,400            389,180
 * MatrixOne, Inc.                                                       83,200            495,040
 * Matrixx Initiatives, Inc.                                             14,200            239,270
   Matthews International Corp.
     Class A                                                             48,400          1,377,948
 * Mattson Technology, Inc.                                              67,445          1,035,281
 * Maui Land & Pineapple Company,
     Inc.                                                                10,200            319,260
 * Maverick Tube Corp.                                                   62,900          1,162,392
 * Max & Ermas Restaurants, Inc.                                          2,300             42,838
 * Maxco, Inc.                                                            3,100              8,138
   Maxcor Financial Group, Inc.                                           9,372            122,773
 * Maxicare Health Plans, Inc.                                            3,580                895
*# Maxim Pharmaceuticals, Inc.                                           33,833            240,891
 * Maximus, Inc.                                                         31,300          1,186,270
 * Maxwell Shoe Company, Inc.                                            21,600            379,944
 * Maxwell Technologies, Inc.                                            20,760            167,118
 * Maxxam, Inc.                                                           8,900            142,400
 * Maxygen, Inc.                                                         52,137            565,686
 * Mayor's Jewelers, Inc.                                                20,300             15,225
 * Mays (J.W.), Inc.                                                        200              2,724
   MB Financial, Inc.                                                    25,800          1,340,568
 * McDATA Corp.                                                         121,454          1,292,271
   McGrath Rent Corp.                                                    18,200            498,498
*# McMoran Exploration Co.                                               25,064            450,149
   McRae Industries, Inc. Class A                                         2,600             23,790
 * Meade Instruments Corp.                                               29,800            125,160
 * Meadow Valley Corp.                                                    2,400              3,958
 * Meadowbrook Insurance Group,
     Inc.                                                                13,900             55,600
*# Measurement Specialties, Inc.                                         12,900            176,601
 * Mechanical Technology, Inc.                                            4,700             23,500
 * Medarex, Inc.                                                        117,170            796,756
 * MedCath Corp.                                                         17,249            163,676
*# Med-Design Corp.                                                      24,500             90,895
 * Media 100, Inc.                                                        7,100              5,325
 * Media Arts Group, Inc.                                                20,600             81,164
   Media General, Inc. Class A                                            3,100            207,359
 * MediaBay, Inc.                                                        14,700             19,257
 * Mediacom Communications Corp.                                        136,000          1,048,560
 * Medialink Worldwide, Inc.                                              5,900             18,290
 * Medical Action Industries, Inc.                                       14,900            247,340
 * Medical Staffing Network Holdings,
     Inc.                                                                44,300            431,925
 * Medicore, Inc.                                                         3,800              8,759
*# Medifast, Inc.                                                        15,900            241,680

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Medquist, Inc.                                                        64,700    $       995,733
 * MedSource Technologies, Inc.                                          40,500            187,110
 * Medstone International, Inc.                                           3,900             18,412
 * MEDTOX Scientific, Inc.                                                5,030             28,168
 * Memberworks, Inc.                                                     17,500            474,775
 * Mens Warehouse, Inc.                                                  59,100          1,816,143
   Mentor Corp.                                                          69,600          1,534,680
*# Mentor Graphics Corp.                                                102,400          1,500,160
   Mercantile Bank Corp.                                                  1,200             41,160
   Merchants Bancshares, Inc.                                             6,150            181,425
   Merchants Group, Inc.                                                  1,300             31,636
 * Mercury Air Group, Inc.                                                4,950             24,255
 * Mercury Computer Systems, Inc.                                        31,500            754,425
 * Merge Technologies, Inc.                                              17,094            299,145
   Meridian Bioscience, Inc.                                             20,583            213,446
*# Meridian Resource Corp.                                               75,300            343,368
 * Merit Medical Systems, Inc.                                           28,725            899,093
 * Meritage Corp.                                                        18,200          1,149,330
 * Merix Corp.                                                           21,619            451,405
 * Merrimac Industries, Inc.                                              2,860             17,017
 * Mesa Air Group, Inc.                                                  47,200            568,760
   Mesa Labs, Inc.                                                        3,300             29,849
 * Mestek, Inc.                                                           5,400            101,520
 * Meta Group, Inc.                                                      12,700             71,374
 * MetaSolv, Inc.                                                        40,000             96,000
   Methode Electronics, Inc. Class A                                     34,100            437,503
   Met-Pro Corp.                                                          8,100            122,310
 # Metris Companies, Inc.                                                84,700            377,762
*# Metro One Telecommunications,
     Inc.                                                                33,950             65,863
   MetroCorp. Bancshares, Inc.                                            7,000             99,015
 * Metrologic Instruments, Inc.                                          16,200            441,288
 * Metromedia International Group,
     Inc.                                                                44,700              6,817
   MFB Corp.                                                              1,300             40,983
 * MFRI, Inc.                                                             4,900             13,083
   MGE Energy, Inc.                                                      26,492            848,009
 * MGI Pharma, Inc.                                                      45,100          1,730,487
   MGP Ingredients, Inc.                                                  8,000             94,400
 * Michael Anthony Jewelers, Inc.                                         7,400             15,059
 * Micrel, Inc.                                                         122,273          2,090,868
*# Micro Component Technology, Inc.                                      14,052             21,078
 * Micro Linear Corp.                                                    12,000             72,000
 * MicroFinancial, Inc.                                                  13,000             41,470
 * Micromuse, Inc.                                                      117,493            945,819
 * Micros Systems, Inc.                                                  27,100          1,172,346
 * Micros to Mainframes, Inc.                                             4,900              6,664
 * Microsemi Corp.                                                       43,500          1,054,005
 * MicroStrategy, Inc.                                                   10,200            550,800
 * Microtek Medical Holdings, Inc.                                       63,210            258,529
 * Micro-Therapeutics, Inc.                                              21,500             79,980
 * Microtune, Inc.                                                       63,300            138,627
 * Microvision, Inc.                                                     26,746            207,282
 * Midas, Inc.                                                           22,600            342,390
   Middleby Corp.                                                        13,100            446,985
   Middlesex Water Co.                                                    8,400            168,000
   Midland Co.                                                            6,600            139,788
   Mid-State Bancshares                                                  34,896            902,062
*# Midway Games, Inc.                                                    69,900            236,262
   Midwest Banc Holdings, Inc.                                           26,050            570,495
 * Midwest Express Holdings, Inc.                                        22,400             92,960
*# Mikohn Gaming Corp.                                                   19,600    $        85,456
   Milacron, Inc.                                                        58,600            135,952
*# Millennium Cell, Inc.                                                 44,800            116,928
   Millennium Chemicals, Inc.                                            94,900          1,026,818
 * Miller Industries, Inc.                                                9,280             57,536
 * Millerbuilding Systems Escrow
     Shares                                                               3,200                960
 * Millicom International Cellular S.A.                                      81              6,480
 * Miltope Group, Inc.                                                    5,800             34,916
 * MIM Corp.                                                             31,700            223,485
   Mine Safety Appliances Co.                                            12,000            805,560
   Minerals Technologies, Inc.                                           26,100          1,395,045
 * Minorplanet Systems USA, Inc.                                          4,460              1,962
   Minuteman International, Inc.                                          1,000              9,230
 * MIPS Technologies, Inc.                                               22,200            120,990
*# Miravant Medical Technologies                                          1,800              1,854
 * Misonix, Inc.                                                          9,300             37,860
 * Mission Resources Corp.                                               34,200             61,560
 * Mississippi Chemical Corp.                                             4,742                379
 * Mitcham Industries, Inc.                                               8,700             17,922
 * Mitek Systems, Inc.                                                   11,100             25,097
 * Mity Enterprises, Inc.                                                 5,000             92,100
 * MKS Instruments, Inc.                                                 72,242          2,001,826
*# MKTG Services, Inc.                                                      471              2,859
 * Mobile Mini, Inc.                                                     21,547            425,122
 * Mobility Electronics, Inc.                                            34,800            389,760
 * Mobius Management Systems, Inc.                                       17,100            256,671
   Mocon, Inc.                                                            5,500             47,190
 * Modem Media, Inc.                                                      1,800             11,358
   Modine Manufacturing Co.                                              50,295          1,283,025
 * Mod-Pac Corp.                                                          2,750             21,533
 * Mod-Pac Corp. Class B                                                  1,112              8,707
 * Modtech Holdings, Inc.                                                18,852            156,283
 * Moldflow Corp.                                                        15,109            169,976
 * Molecular Devices Corp.                                               34,540            684,928
 * Monaco Coach Corp.                                                    43,150          1,003,669
 * Monarch Casino and Resort, Inc.                                        8,000             81,120
 * Mondavi (Robert) Corp. Class A                                        14,400            504,000
 * Monolithic System Technology, Inc.                                    45,933            342,660
 * Monro Muffler Brake, Inc.                                             12,300            272,445
 * Monterey Pasta Co.                                                    21,300             81,579
*# Mony Group, Inc.                                                       6,100            192,272
 * Moog, Inc. Class A                                                    12,800            556,800
 * Moog, Inc. Class B                                                     2,200             96,404
 * Moore Medical Corp.                                                    3,100             20,770
 * Morgan Group Holding Co.                                               4,400                550
 * Morgan's Foods, Inc.                                                     900              1,350
 * Morton Industrial Group, Inc.
     Class A                                                              1,000                600
 * Mossimo, Inc.                                                         16,600             82,170
 * Mother's Work, Inc.                                                    7,654            193,340
 * Motor Car Parts & Accessories,
     Inc.                                                                 2,500             14,075
   Movado Group, Inc.                                                    12,000            326,280
*# Movie Gallery, Inc.                                                   48,800            863,272
 * MPS Group, Inc.                                                      154,000          1,416,800
 * MPW Industrial Services Group                                          5,000             11,175
 * MRO Software, Inc.                                                    36,800            507,840
 * MRV Communications, Inc.                                             153,500            615,535
   MSC Industrial Direct Co., Inc.
     Class A                                                             33,100            871,854

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * MSC Software Corp.                                                    45,300    $       446,205
 * MTC Technologies, Inc.                                                14,800            443,260
*# MTI Technology Corp.                                                   1,300              3,185
 * MTR Gaming Group, Inc.                                                40,714            451,925
   MTS Systems Corp.                                                     32,140            596,840
 * Mueller Industries, Inc.                                              50,445          1,630,382
 * Multi Color Corp.                                                      1,500             43,125
 * Multimedia Games, Inc.                                                19,700            806,321
   MutualFirst Financial, Inc.                                            2,000             51,180
   Myers Industries, Inc.                                                39,563            495,724
 * Mykrolis Corp.                                                        59,800            947,232
 * Myriad Genetics, Inc.                                                 40,600            479,892
   Mystic Financial, Inc.                                                 1,575             44,179
 * Nabi Biopharmaceuticals                                               69,550            749,054
   Nacco Industries, Inc. Class A                                         6,500            507,000
*# Nanogen, Inc.                                                         36,600            120,780
 * Nanometrics, Inc.                                                     17,194            251,032
 * Nanophase Technologies Corp.                                          23,598            126,485
 * Napco Security Systems, Inc.                                           2,150             17,469
   Nara Bancorp, Inc.                                                     7,000            153,370
   Nash-Finch Co.                                                        17,900            359,969
 * Nashua Corp.                                                           5,800             50,924
 * Nassda Corp.                                                          38,875            274,069
*# Nastech Pharmaceutical Co., Inc.                                      14,500            145,725
 * NATCO Group, Inc. Class A                                             16,800            100,800
 * Nathans Famous, Inc.                                                   7,000             36,260
 * National Beverage Corp.                                               18,100            272,948
 * National Dentex Corp.                                                  3,500             73,850
 * National Equipment Services, Inc.                                      7,600                532
 * National Home Health Care Corp.                                        5,465             48,311
 * National Medical Health Card
     Systems, Inc.                                                        7,200            165,600
   National Penn Bancshares, Inc.                                        36,284          1,215,514
   National Presto Industries, Inc.                                       6,800            242,080
 * National Processing, Inc.                                            116,000          2,813,000
 * National Research Corp.                                                7,000            108,423
 * National RV Holdings, Inc.                                            11,900            127,925
 * National Steel Corp. Class B                                           2,000                  8
 * National Technical Systems, Inc.                                       8,600             49,364
 * National Western Life Insurance Co.
     Class A                                                              1,000            146,205
 * Natrol, Inc.                                                          10,000             29,000
 * Natural Alternatives International,
     Inc.                                                                 5,400             32,022
   Nature's Sunshine Products, Inc.                                      20,466            165,365
 * Natus Medical, Inc.                                                   14,600             54,896
 # Nautilus Group, Inc.                                                  48,900            695,847
*# Navarre Corp.                                                         32,400            230,364
 * Navidec, Inc.                                                            644                692
 * Navigant Consulting, Inc.                                             65,300          1,129,690
*# Navigant International, Inc.                                          23,200            322,480
 * Navigators Group, Inc.                                                 8,400            267,204
   NBT Bancorp                                                           48,956          1,071,157
 * NCI Building Systems, Inc.                                            26,900            626,501
 * NCO Group, Inc.                                                       38,332            885,469
 * NCO Portfolio Management, Inc.                                         1,945             14,588
 # NDChealth Corp.                                                       52,800          1,412,400
 * Nektar Therapeutics                                                   83,269          1,097,485
   Nelson (Thomas), Inc.                                                 13,100            230,560
*# Neoforma, Inc.                                                        27,937            445,875
 * Neogen Corp.                                                           6,100            128,283
 * NeoMagic Corp.                                                        45,900    $       148,716
 * NEON Systems, Inc.                                                     8,600             30,960
 * Neopharm, Inc.                                                        28,217            506,213
 * Neose Technologies, Inc.                                              25,900            218,337
 * Neoware Systems, Inc.                                                  6,900            115,713
   Net Perceptions, Inc.                                                 22,600              7,684
 * Net2Phone, Inc.                                                       47,200            297,360
   NetBank, Inc.                                                         57,533            753,682
 * Netegrity, Inc.                                                       52,100            638,225
 * Netflix, Inc.                                                         37,200          1,822,800
 * Netguru, Inc.                                                         17,200             20,468
 * NetIQ Corp.                                                           85,487          1,024,989
 * NetManage, Inc.                                                       10,442             56,387
 * Netopia, Inc.                                                         32,100            491,130
 * NetRatings, Inc.                                                      47,563            481,338
 * Netscout System, Inc.                                                 43,000            374,960
 * NetSolve, Inc.                                                        12,100             99,704
 * Network Engines, Inc.                                                 50,700            529,308
 * Network Equipment Technologies,
     Inc.                                                                34,500            358,800
*# Network Plus Corp.                                                    14,500                 17
 * Neurobiological Technologies, Inc.                                     2,700             12,015
 * Neurogen Corp.                                                        26,417            168,567
   Nevada Chemicals, Inc.                                                 2,500             12,723
 * Nevada Gold & Casinos, Inc.                                           15,850            188,615
 * New Brunswick Scientific Co., Inc.                                     7,660             46,718
 * New Century Equity Holdings Corp.                                     33,400             10,688
 # New Century Financial Corp.                                           51,150          1,946,258
   New England Business Services, Inc.                                   19,800            594,000
 * New Focus, Inc.                                                       83,129            406,501
   New Hampshire Thrift BancShares,
     Inc.                                                                   200              6,200
 * New Horizons Worldwide, Inc.                                          10,200             62,730
   New Jersey Resources Corp.                                            40,800          1,566,720
   Newmil Bancorp, Inc.                                                   4,400            117,876
 * Newpark Resources, Inc.                                              121,300            487,626
 * Newport Corp.                                                         54,718            931,848
 * Newtek Business Services, Inc.                                         2,600             15,444
 * Niagara Corp.                                                          8,200             23,124
 * NIC, Inc.                                                             87,400            615,296
   Nitches, Inc.                                                            864              4,018
   NL Industries, Inc.                                                   68,800          1,230,144
 * NMS Communications Corp.                                              51,800            303,030
 * NMT Medical, Inc.                                                     11,500             40,250
   NN, Inc.                                                              15,250            177,205
 * Nobel Learning Communities, Inc.                                       6,500             31,850
 * Nobility Homes, Inc.                                                   4,100             43,706
   Noble International, Ltd.                                             11,660            196,005
 * Noel Group, Inc.                                                       8,000                 24
 # Noland Co.                                                               200              7,413
   Nordson Corp.                                                         49,600          1,612,496
 * Norstan, Inc.                                                         19,500             60,450
 * North America Galvanizing &
     Coatings, Inc.                                                       6,700              9,179
 * North American Scientific, Inc.                                       14,300            143,000
   North Central Bancshares, Inc.                                         1,700             65,467
 * North Coast En                                                         9,200             98,440
   North Pittsburgh Systems, Inc.                                        22,000            405,438
   Northeast Bancorp                                                        900             18,225
   Northeast Pennsylvania Financial
     Corp.                                                                4,400             85,800

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Northern Technologies International
     Corp.                                                                3,000    $        14,985
*# Northfield Laboratories, Inc.                                         21,700            125,860
 * Northland Cranberries, Inc.                                            6,900              4,968
   Northrim BanCorp, Inc.                                                 6,068            138,542
*# Northwest Airlines Corp.                                             128,800          1,701,448
   Northwest Bancorp, Inc.                                               71,404          1,565,890
   Northwest Natural Gas Co.                                             38,600          1,177,300
 * Northwest Pipe Co.                                                     6,300             93,240
 * Novadigm, Inc.                                                        28,200            104,340
*# Novamed Eyecare, Inc.                                                 19,300             46,320
 * Novavax, Inc.                                                         45,200            259,900
 * Novell, Inc.                                                           6,970             66,215
 * Noven Pharmaceuticals, Inc.                                           33,308            457,319
 * Novoste Corp.                                                         23,100            115,731
*# NPS Pharmaceuticals, Inc.                                             55,200          1,665,936
 * NS Group, Inc.                                                        31,300            233,811
 * NTN Communications, Inc.                                              63,793            248,793
 * Nu Horizons Electronics Corp.                                         23,700            190,074
*# Nucentrix Broadband Networks,
     Inc.                                                                10,400             16,120
 * NuCo2, Inc.                                                           16,000            201,280
 * Nuevo Energy Co.                                                      28,900            570,486
   NUI Corp.                                                             29,892            467,212
 * Numerex Corp. Class A                                                 10,800             42,120
   NuSkin Enterprises, Inc.                                              46,400            805,968
 * Nutraceutical International Corp.                                     15,776            204,299
 * Nutramax Products, Inc.                                                3,300                  3
 * Nutrition 21, Inc.                                                    11,400             10,830
 * Nuvelo, Inc.                                                         110,467            431,926
   NWH, Inc.                                                              4,200             81,606
 * NYFIX, Inc.                                                           46,481            387,187
   Nymagic, Inc.                                                          8,700            233,421
 * O'Charleys, Inc.                                                      31,250            532,813
 * O.I. Corp.                                                             2,700             19,265
   Oak Hill Financial, Inc.                                               3,000             93,000
   Oakley, Inc.                                                          98,800          1,294,280
 * OAO Technology Solutions, Inc.                                        17,700             55,224
 * Obie Media Corp.                                                       5,900             16,019
 * Oceaneering International, Inc.                                       36,300            793,155
   OceanFirst Financial Corp.                                            19,732            520,333
 * Ocular Sciences, Inc.                                                 35,700          1,022,091
 * Ocwen Financial Corp.                                                 94,934            659,791
 * Odd Job Stores, Inc.                                                  12,700             38,735
 * Odetics, Inc. Series B                                                   200                 80
 * Odyssey Healthcare, Inc.                                              53,800          1,915,818
 * Officemax, Inc.                                                      159,500          1,567,885
 * Offshore Logistics, Inc.                                              33,800            853,450
*# Oglebay Norton Co.                                                     5,300              9,858
*# Ohio Casualty Corp.                                                   88,600          1,507,086
 * Oil States International, Inc.                                        67,131            843,165
   Oil-Dri Corp. of America                                               4,200             62,958
 * Old Dominion Freight Lines, Inc.                                      24,000            764,880
   Olin Corp.                                                            87,552          1,594,322
 * Olympic Steel, Inc.                                                    9,600             54,192
 * OM Group, Inc.                                                        42,500          1,028,925
   Omega Financial Corp.                                                  8,200            311,600
 * Omega Protein Corp.                                                   35,700            223,125
 * Omnicell, Inc.                                                        33,600            442,176
*# OmniVision Technologies, Inc.                                         32,000          2,085,120
 * Omnova Solutions, Inc.                                                13,900             50,735
 * Omtool, Ltd.                                                           1,785    $        12,816
 * On Assignment, Inc.                                                   35,200            178,464
 * On Command Corp.                                                      23,100             42,851
 * ON Semiconductor Corp.                                               385,900          2,539,222
 * On Technology Corp.                                                   44,000            173,096
 * On2.cCom, Inc.                                                        75,000            120,000
 * One Price Clothing Stores, Inc.                                        2,957              1,656
 # Oneida, Ltd.                                                          24,900            118,275
 * OneSource Information Services,
     Inc.                                                                11,900            117,084
 * Online Resources Corp.                                                22,300            143,612
 * Onyx Acceptance Corp.                                                  5,100             56,202
 * Onyx Pharmacueticals, Inc.                                            43,700          1,257,686
 * ONYX Software Corp.                                                   20,800             83,845
 * OPENT Technologies, Inc.                                              29,300            527,107
 * OpenTV Corp.                                                          40,846            141,736
 * Openwave Systems Inc.                                                 51,299            617,127
 * Opinion Research Corp.                                                 6,700             37,989
 * Oplink Communications, Inc.                                           53,100            126,909
 * Opti, Inc.                                                            11,600             16,472
 * Optical Communication Products,
     Inc.                                                                44,350            176,070
 * Optical Sensors, Inc.                                                  1,633              6,695
 * OpticNet, Inc.                                                         5,600                  6
 * Optika, Inc.                                                           8,200             35,670
 * Option Care, Inc.                                                     31,300            311,122
 * OraSure Technologies, Inc.                                            65,900            549,606
 * Orbit International Corp.                                              1,582             10,598
 * Orbital Sciences Corp.                                                71,900            659,323
 * Oregon Steel Mills, Inc.                                              38,800            115,236
*# Orleans Homebuilders, Inc.                                            11,300            320,242
 * Orphan Medical, Inc.                                                  10,300             96,820
*# Orthodontic Centers of America,
     Inc.                                                                76,951            545,583
 * Orthologic Corp.                                                      49,126            354,690
   Oshkosh B'Gosh, Inc. Class A                                          14,500            313,200
   Oshkosh Truck Corp. Class B                                           32,200          1,510,180
 * OSI Pharmaceutical, Inc.                                              58,773          1,747,321
*# OSI Systems, Inc.                                                     21,800            405,044
 * Osteotech, Inc.                                                       25,600            195,840
   Otter Tail Co.                                                        38,600          1,051,078
   Outlook Group Corp.                                                    2,400             12,000
 * Overland Storage, Inc.                                                19,475            382,879
   Overseas Shipholding Group, Inc.                                      53,525          1,506,729
 * Overstock Com                                                         24,400            385,764
   Owens & Minor, Inc.                                                   50,600          1,073,226
 * Owosso Corp.                                                           4,700                376
   Oxford Industries, Inc.                                                7,500            512,100
*# Oxigene, Inc.                                                         12,600            123,606
 * Oxis International, Inc.                                               7,900              4,582
 * OYO Geospace Corp.                                                     5,100             67,779
 * P&F Industries, Inc. Class A                                           1,300             11,050
 * P.F. Chang's China Bistro, Inc.                                       35,500          1,916,290
 * Pacific Aerospace & Electronics,
     Inc.                                                                   128                 14
   Pacific Capital Bancorp                                               50,933          1,881,974
   Pacific Crest Capital, Inc.                                            2,120             54,548
 * Pacific Mercantile Bancorp                                             5,900             54,280
 * Pacific Premier Bancorp, Inc.                                          2,400             23,160
 * Packaging Dynamics Corp.                                               4,120             44,702
 * Packeteer, Inc.                                                       48,100            912,409

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pac-West Telecomm, Inc.                                               23,100    $        51,282
 * Pain Therapeutics, Inc.                                               53,027            323,465
 * Palatin Technologies, Inc.                                                62                192
*# Paligent, Inc.                                                           347                 16
 * Palm Harbor Homes, Inc.                                               33,011            627,209
 * Palmone Inc.                                                          46,984            703,350
 * Palmsource Inc.                                                       13,781            352,656
 * PAM Transportation Services, Inc.                                     16,150            315,733
   Pamrapo Bancorp, Inc.                                                  5,100            126,327
 * Panavision, Inc.                                                       3,600             21,330
*# Panera Bread Co.                                                      39,600          1,543,608
 * Pantry, Inc.                                                           9,900            228,007
*# Papa John's International, Inc.                                       26,900            709,891
 * Par Technology Corp.                                                   7,800             61,854
 * Paradyne Networks Corp.                                               55,455            254,538
 * Paragon Technologies, Inc.                                             4,200             40,278
 * Parallel Petroleum Corp.                                              31,000            118,079
 * Parametric Technology Corp.                                          388,388          1,328,287
 * Parexel International Corp.                                           38,400            709,632
   Park Bancorp, Inc.                                                     1,200             34,188
   Park Electrochemical Corp.                                            28,750            734,563
 * Parker Drilling Co.                                                  137,000            327,430
*# Parkervision, Inc.                                                    19,300            193,000
 * Park-Ohio Holdings Corp.                                              10,400             76,232
   Parkvale Financial Corp.                                               5,700            152,019
 * Parlex Corp.                                                           6,300             51,345
 * Parlux Fragrances, Inc.                                                9,900             32,165
 * ParthusCeva, Inc.                                                     10,833             94,789
 * Party City Corp.                                                      24,722            355,008
 * Pathmark Stores, Inc.                                                 42,179            306,220
 * Patient Infosystems, Inc.                                              8,800              2,552
   Patina Oil & Gas Corp.                                                44,465          1,995,589
   Patrick Industries, Inc.                                               4,500             38,610
   Patriot Bank Corp.                                                     6,930            154,193
 * Patriot Transportation Holding, Inc.                                   2,500             74,525
 * Paula Financial, Inc.                                                  6,100              9,455
 * Paul-Son Gaming Corp.                                                  4,100             24,518
 * Paxar Corp.                                                           58,600            770,590
 * Paxson Communications Corp.                                           88,700            425,760
 * Payless Cashways, Inc.                                                   160                  0
 * Payless ShoeSource, Inc.                                             102,100          1,315,048
 * PC Connection, Inc.                                                   37,150            325,063
 * PC Mall, Inc.                                                         10,700            142,952
 * PC-Tel, Inc.                                                          37,700            337,415
 * PDF Solutions, Inc.                                                   33,959            375,926
 * PDI, Inc.                                                             21,500            621,350
 * PDS Gaming Corp.                                                       1,100              2,200
 * PEC Solutions, Inc.                                                   38,000            684,380
 * Pediatric Services of America, Inc.                                    6,100             53,070
 * Pediatrix Medical Group, Inc.                                         32,200          1,727,852
 * Peerless Manufacturing Co.                                             3,000             35,565
 * Peerless Systems Corp.                                                23,100             78,540
 * Peet's Coffee & Tea, Inc.                                             19,150            322,103
*# Pegasus Communications Corp.                                           7,570            151,930
 * Pegasus Solutions, Inc.                                               37,233            442,328
 * Pegasystems, Inc.                                                     51,900            415,200
 * Pemco Aviation Group, Inc.                                               950             26,975
 * Pemstar, Inc.                                                         61,000            229,360
   Penford Corp.                                                          7,300            105,339
   Penn Engineering & Manufacturing
     Corp. Class A                                                        1,200             17,400
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                    15,000    $       246,000
 * Penn National Gaming, Inc.                                            59,300          1,400,666
 * Penn Treaty American Corp.                                            24,800             39,928
   Penn Virginia Corp.                                                   12,600            591,066
   Penn-America Group, Inc.                                              22,100            322,881
   Pennfed Financial Services, Inc.                                       7,400            238,643
   Penns Woods Bancorp, Inc.                                                770             34,565
 * Penwest Pharmaceuticals Co.                                           27,400            421,960
   Peoples Bancorp, Inc.                                                    300              7,140
   Pep Boys - Manny, Moe & Jack                                          78,600          1,611,300
 * Perceptron, Inc.                                                      12,850             95,090
 * Performance Technologies, Inc.                                        19,100            257,659
 * Pericom Semiconductor Corp.                                           38,800            454,736
 * Perini Corp.                                                          22,600            203,626
 * Perot Systems Corp.                                                   60,900            755,160
   Perrigo Co.                                                          104,800          1,581,432
 * Perry Ellis International, Inc.                                       11,700            283,854
 * Per-Se Technologies, Inc.                                             45,600            640,680
 * Pervasive Software, Inc.                                              24,590            183,196
 * Petrocorp, Inc.                                                        6,900             93,426
 * Petroleum Development Corp.                                           23,133            328,489
   PFF Bancorp, Inc.                                                     25,400            949,960
*# Pfsweb, Inc.                                                               9                 14
 * Pharmacopeia, Inc.                                                    52,900            661,250
 * Pharmacyclics, Inc.                                                   23,700            151,680
*# Pharmanetics, Inc.                                                     9,500             20,235
 * PharmChem, Inc.                                                        5,100              1,428
*# Pharmos Corp.                                                          6,200             22,816
 * Philadelphia Consolidated Holding
     Corp.                                                               31,400          1,589,782
   Phillips-Van Heusen Corp.                                             45,500            800,800
 * Phoenix Gold International, Inc.                                       1,000              1,350
 * Phoenix Technologies, Ltd.                                            36,390            316,957
 * Photo Control Corp.                                                    1,000              2,290
 * Photoelectron Corp.                                                    9,900                 99
 * PhotoMedex, Inc.                                                      14,000             26,180
 * Photon Dynamics, Inc.                                                 23,400            954,954
 * Photronics, Inc.                                                      45,800            845,926
*# Physiometrix, Inc.                                                     7,400             13,690
 * Piccadilly Cafeterias, Inc.                                           10,400              1,872
 * Pico Holdings, Inc.                                                   12,300            184,746
 # Piedmont Natural Gas Co.                                              32,500          1,331,850
   Pilgrims Pride Corp. Class B                                          54,300            811,785
 * Pinnacle Entertainment, Inc.                                          38,900            355,157
 * Pinnacle Systems, Inc.                                                98,500            821,490
 * Pioneer Drilling Co.                                                   1,500              5,580
 * Pixelworks, Inc.                                                      51,000            673,200
 * Pizza Inn, Inc.                                                       10,000             30,000
 * Plains Exploration & Production Co.                                   40,325            564,953
 * Plains Resources, Inc.                                                40,100            622,352
 * Planar Systems, Inc.                                                  21,400            509,320
 * Plantronics, Inc.                                                     58,800          1,801,632
 * PlanVista Corp.                                                       16,600             31,540
 * Plato Learning, Inc.                                                  24,566            243,940
 * Play By Play Toys and Novelties,
     Inc.                                                                 3,300                  8
 * Playboy Enterprises, Inc. Class A                                      4,700             70,970
 * Playboy Enterprises, Inc. Class B                                     31,800            515,478
 * Playtex Products, Inc.                                                87,400            605,682
 * Plexus Corp.                                                          63,900          1,134,225

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Plug Power, Inc.                                                      91,544    $       530,040
 * PLX Technology, Inc.                                                  35,700            335,580
 * Plymouth Rubber, Inc. Class B                                            200                 60
 # PMA Capital Corp. Class A                                             43,700            173,489
   PNM Resources, Inc.                                                   57,400          1,607,774
   Pocahontas Bancorp, Inc.                                               4,400             62,040
 * Point Therapeutics, Inc.                                                 660              2,756
 * Point West Capital Corp.                                               3,400                  0
 * Point.360                                                              9,000             44,910
   PolyMedica Corp.                                                      37,200            964,224
 * Polyone Corp.                                                         94,200            560,490
   Pomeroy IT Solutions, Inc.                                            17,895            261,446
   Pope & Talbot, Inc.                                                   22,300            302,165
 * Porta Systems Corp.                                                    9,600                192
 * Portal Software, Inc.                                                 32,720            247,036
 * Possis Medical, Inc.                                                  26,600            453,264
   Potlatch Corp.                                                        43,000          1,386,750
 * Powell Industries, Inc.                                               15,190            256,103
 * Power Intergrations, Inc.                                             44,400          1,608,612
 * PowerCerv Corp.                                                        1,755                140
 * Power-One, Inc.                                                      124,600          1,050,378
 * Powerwave Technologies, Inc.                                          92,900            692,105
 * Pozen, Inc.                                                           42,500            499,800
 * PPT Vision, Inc.                                                       6,800              7,344
 * PRAECIS Pharmaceuticals, Inc.                                         75,606            574,606
 * Premier Financial Bancorp                                              5,200             41,860
*# Premier Laser Systems, Inc.
     Class A                                                              3,400                 34
*# Pre-Paid Legal Services, Inc.                                         25,350            674,564
   Presidential Life Corp.                                               40,500            587,250
 * Presstek, Inc.                                                        51,298            412,949
*# PRG-Schultz International, Inc.                                       82,000            405,900
 * Price Communications Corp.                                            81,300          1,044,705
 * Priceline.com, Inc.                                                   45,116            859,911
 * Pricesmart, Inc.                                                       4,400             29,916
 * Prima Energy Corp.                                                    19,062            564,235
 * Prime Hospitality Corp.                                               67,100            739,442
 * Prime Medical Services, Inc.                                          34,900            176,943
 * PRIMEDIA, Inc.                                                       386,838          1,121,830
 * Primus Knowledge Solutions, Inc.                                      16,500             73,425
 * Princeton Review, Inc.                                                14,600            116,800
 * Printronix, Inc.                                                       5,800             95,642
*# Priority Healthcare Corp.                                             55,616          1,275,275
 * Private Business, Inc.                                                   945              1,342
*# Proassurance Corp.                                                    43,450          1,342,605
 * Procom Technology, Inc.                                                5,400              2,403
 * Procurenet, Inc.                                                      19,700                 20
 * Progenics Pharmaceuticals, Inc.                                       19,400            340,276
   Programmers Paradise, Inc.                                             5,200             37,024
   Progress Financial Corp.                                               7,098            215,992
 * Progress Software Corp.                                               52,300          1,096,208
 * ProQuest Co.                                                          42,400          1,280,480
 * ProsoftTraining.com                                                    7,300              4,745
   Prosperity Bancshares, Inc.                                           27,500            595,650
 * Protection One, Inc.                                                  95,000             42,750
*# Protein Design Labs, Inc.                                            140,500          1,947,330
   Proton Energy Systems, Inc.                                           47,250            123,795
 * Provant, Inc.                                                         13,000                 13
   Providence & Worcester Railroad
     Co.                                                                  3,000             27,240
   Provident Bancorp, Inc.                                                5,200            249,340
   Provident Bankshares Corp.                                            36,677    $     1,065,834
   Provident Financial Group, Inc.                                       20,000            619,200
   Provident Financial Holdings, Inc.                                     5,550            185,981
 * Province Healthcare Co.                                               73,125          1,121,006
 * Proxim Corp.                                                          67,269             94,849
*# ProxyMed, Inc.                                                         1,320             21,292
 * PSS World Medical, Inc.                                              100,500          1,030,125
   Psychemedics Corp.                                                     5,225             42,061
 * Psychiatric Solutions, Inc.                                            9,033            137,482
 * PTEK Holdings, Inc.                                                   80,328            700,460
   Pulaski Financial Corp.                                                5,400             86,346
   Pulitzer, Inc.                                                        11,100            588,300
 * Puma Technology, Inc.                                                 71,685            433,694
 * Pure World, Inc.                                                       7,600             17,252
 * PW Eagle, Inc.                                                         7,000             27,993
   Pyramid Breweries, Inc.                                                5,700             18,126
 * Qad, Inc.                                                             49,083            605,193
 * QEP Co., Inc.                                                          2,125             25,075
 * QRS Corp.                                                             23,000            234,370
 * QuadraMed Corp.                                                       27,006             67,110
   Quaker Chemical Corp.                                                 13,720            359,876
   Quaker City Bancorp, Inc.                                              2,734            115,457
   Quaker Fabric Corp.                                                   23,350            203,846
 * Quality Dining, Inc.                                                  11,400             32,946
 * Quality Systems, Inc.                                                  9,100            389,480
 * Qualstar Corp.                                                         5,500             28,325
   Quanex Corp.                                                          23,200            917,096
 * Quanta Services, Inc.                                                171,200          1,309,680
 * Quantum Corp.- DLT                                                    55,500            175,380
 * Quantum Fuel Systems
     Technologies Worldwide, Inc.                                        14,100             98,559
 * Quest Software, Inc.                                                 120,400          1,787,940
*# Questcor Pharmaceuticals, Inc.                                        26,800             18,224
 * Quicklogic Corp.                                                      34,900            217,776
 * Quidel Corp.                                                          43,600            374,960
 * Quigley Corp.                                                         16,200            137,538
 * Quiksilver, Inc.                                                      77,500          1,393,450
 * Quinton Cardiology Systems, Inc.                                      24,200            192,390
 * Quipp, Inc.                                                            1,400             17,150
   Quixote Corp.                                                         12,491            307,778
*# Quokka Sports, Inc.                                                    1,128                 15
 * Quovadx, Inc.                                                         46,726            227,556
 * R & B, Inc.                                                            8,400            117,600
 * R H Donnelley Corp.                                                   46,200          1,859,550
 * Radiant Systems, Inc.                                                 40,800            289,680
 * Radiologix, Inc.                                                      30,300             92,415
 * RadiSys Corp.                                                         26,762            492,421
 * Radyne ComStream, Inc.                                                 9,500             65,645
 * Rag Shops, Inc.                                                        2,415              8,187
 * Railamerica, Inc.                                                     45,700            518,695
 * Rainbow Rentals, Inc.                                                  5,900             43,666
 * Rainbow Technologies, Inc.                                            38,900            482,360
 * Ralcorp Holdings, Inc.                                                43,400          1,314,152
 * Ramtron International Corp.                                           31,000             76,880
 * Range Resources Corp.                                                 84,000            663,600
 * Rare Hospitality International, Inc.                                  49,282          1,232,050
   Raven Industries, Inc.                                                11,800            326,742
 * Rayovac Corp.                                                         48,700            876,113
 * Raytech Corp.                                                         14,400             53,280
 * RC2 Corp.                                                             24,000            510,720
 * RCM Technologies, Inc.                                                10,500             76,440

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# RCN Corp.                                                             82,600    $        84,252
 * Reading International, Inc. Class A                                   18,149            113,250
 * Reading International, Inc. Class B                                    1,060              6,254
 * RealNetworks , Inc.                                                  228,600          1,364,742
*# Redhook Ale Brewery, Inc.                                              9,300             27,705
   Redwood Empire Bancorp                                                 5,250            132,589
 * Reeds Jewelers, Inc.                                                     440                488
   Regal-Beloit Corp.                                                    34,004            702,183
 * Regeneration Technologies, Inc.                                       38,552            400,941
 * Regeneron Pharmaceuticals, Inc.                                       74,600            960,848
 * Regent Communications, Inc.                                           64,413            419,329
   Regis Corp.                                                           43,100          1,764,945
 * Register.Com, Inc.                                                    44,100            213,885
 * Rehabcare Group, Inc.                                                 23,800            422,688
 * Reliability, Inc.                                                      6,300              6,867
   Reliance Steel & Aluminum Co.                                         47,757          1,407,876
 * Reliant Resources, Inc.                                               11,600             76,096
 * Reliv International, Inc.                                             11,532             65,617
 * Relm Wireless Corp.                                                    7,600             11,476
 * Remec, Inc.                                                           88,350            991,287
 * RemedyTemp, Inc.                                                       6,600             72,402
 * Remington Oil & Gas Corp.                                             40,200            717,570
*# Renaissance Learning, Inc.                                            46,200          1,071,840
 * Rentrak Corp.                                                         13,600            108,664
 * Rent-Way, Inc.                                                        46,300            343,083
 * Repligen Corp.                                                        44,800            216,384
 * Reptron Electronics, Inc.                                              8,800              1,496
 # Republic Bancorp, Inc.                                                94,783          1,303,270
   Republic Bancorp, Inc. Class A                                        14,500            285,650
   Republic Bankshares, Inc.                                             19,865            592,573
 * Republic First Bancorp, Inc.                                           6,334             82,405
 * Res-Care, Inc.                                                        33,685            247,585
 * ResMed, Inc.                                                          41,300          1,610,700
   Resource America, Inc.                                                25,351            330,324
 * Resources Connection, Inc.                                            33,968            930,044
 * Respironics, Inc.                                                     39,400          1,792,700
 * Restoration Hardware, Inc.                                            45,300            277,689
 * Retail Ventures Inc.                                                  48,200            260,280
 * Retek, Inc.                                                           77,900            808,602
*# Revlon, Inc.                                                          55,200            132,480
 * Rex Stores Corp.                                                      16,100            253,253
 * Rexhall Industries, Inc.                                               3,542             10,325
 * RF Monolithics, Inc.                                                  10,100             88,577
*# Rhythms NetConnections, Inc.                                           8,900                  1
   Richardson Electronics, Ltd.                                          15,627            159,395
 * Rigel Pharmaceuticals, Inc.                                            2,222             36,019
   Riggs National Corp.                                                  40,602            696,730
 * Right Management Consultants,
     Inc.                                                                31,162            556,865
 * Rimage Corp.                                                           8,600            131,580
 * Rita Medical Systems, Inc.                                            26,700            113,475
 * Riverside Group, Inc.                                                  1,000                 19
   Riverview Bancorp, Inc.                                                4,500             96,210
   Rivianna Foods, Inc.                                                  16,700            492,483
 * Riviera Holdings Corp.                                                 3,600             19,602
   RLI Corp.                                                             35,800          1,295,960
 * RMH Teleservices, Inc.                                                19,300             99,588
 * Roadhouse Grill, Inc.                                                 13,340              3,335
 # Roadway Corp.                                                         23,200          1,183,200
   Roanoke Electric Steel Corp.                                           9,900             95,535
   Robbins & Myers, Inc.                                                 19,400            427,964
 * Robocom Systems, Inc.                                                    800    $           600
 * Robotic Vision Systems, Inc.                                          17,400             11,571
 * Rochester Medical Corp.                                                5,300             47,435
   Rock of Ages Co.                                                       4,400             25,476
   Rock-Tenn Co. Class A                                                 61,200            973,080
   Rocky Mountain Chocolate Factory,
     Inc.                                                                 2,433             29,196
 * Rocky Shoes & Boots, Inc.                                              4,500             77,850
 * Rofin-Sinar Technologies, Inc.                                        13,000            418,210
 * Rogers Corp.                                                          24,200          1,062,380
 * Rogue Wave Software, Inc.                                             11,000             72,270
 * Rohn Industries, Inc.                                                 34,500                690
   Rollins, Inc.                                                         67,700          1,508,356
   Roper Industries, Inc.                                                38,500          1,930,390
 * Ross Systems, Inc.                                                     2,600             46,826
   Roto-Rooter, Inc.                                                     14,400            530,064
 * Rouge Industries, Inc. Class A                                        15,000              1,200
 * Roxio, Inc.                                                            1,629              8,813
   Royal Bancshares of Pennsylvania
     Class A                                                              4,344            115,550
   Royal Gold, Inc.                                                      30,735            654,963
 * Royale Energy, Inc.                                                    3,273             29,457
   RPC, Inc.                                                             28,600            287,430
 * RSA Security, Inc.                                                    90,300          1,327,410
 * RTI International Metals, Inc.                                        30,000            406,500
 * RTW, Inc.                                                              5,150             33,264
 * Rubio's Restaurants, Inc.                                             12,795             77,410
   Ruddick Corp.                                                         65,900          1,113,710
 * Rudolph Technologies, Inc.                                            23,900            553,285
 * Rural Cellular Corp. Class A                                           2,800             26,460
 * Rural/Metro Corp.                                                     14,000             27,440
 * Rush Enterprises, Inc. Class A                                         7,000             54,110
 * Rush Enterprises, Inc. Class B                                         7,000             57,260
   Russ Berrie & Co., Inc.                                               30,900          1,030,515
   Russell Corp.                                                         44,900            825,711
 * Ryan's Family Steak Houses, Inc.                                      59,200            878,528
   Ryerson Tull, Inc.                                                    35,000            315,350
 * S&K Famous Brands, Inc.                                                2,100             37,548
   S&T Bancorp, Inc.                                                     39,600          1,203,048
 * S1 Corp.                                                             101,898            899,759
 * Saba Software, Inc.                                                   18,800             71,478
 * Safeguard Scientifics, Inc.                                          173,900            594,738
 * SafeNet, Inc.                                                         19,860            660,146
 * Safety Components International,
     Inc.                                                                   118              1,392
 * Saga Communications, Inc.
     Class A                                                             27,325            477,368
 * Salem Communications Corp.                                            25,640            635,103
*# Salton, Inc.                                                          15,700            211,322
*# Samsonite Corp.                                                          518                352
 * San Filippo (John B.) & Son, Inc.                                      8,200            326,360
 * Sanchez Computer Associates, Inc.                                     39,855            173,369
   Sanders Morris Harris Group, Inc.                                     24,500            243,775
   Sanderson Farms, Inc.                                                 19,500            670,410
 * Sands Regent Casino Hotel                                              2,000              8,280
   Sandy Spring Bancorp, Inc.                                            20,800            829,920
 * Sangamo BioSciences, Inc.                                             36,400            165,984
 * Sapient Corp.                                                        177,323            996,555
*# Satcon Technology Corp.                                               28,300             73,580
   Saucony, Inc. Class A                                                  2,700             45,846
   Saucony, Inc. Class B                                                  3,500             58,100

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sauer-Danfoss, Inc.                                                   49,600    $       793,600
 * Savient Pharmaceuticals, Inc.                                         76,600            378,404
 * Saxon Capital, Inc.                                                   17,400            328,338
 * SBA Communications Corp.                                              64,000            221,440
 * SBE, Inc.                                                              3,500             28,840
 * SBS Technologies, Inc.                                                22,530            330,065
 * ScanSoft, Inc.                                                       139,960            839,760
 * ScanSource, Inc.                                                      21,200            927,288
   Schawk, Inc. Class A                                                  22,200            301,920
 * Scheid Vineyards, Inc.                                                 2,200              9,251
*# Schick Technologies, Inc.                                              9,000             69,750
 * Schieb (Earl), Inc.                                                    2,200              5,819
 * Schlotzskys, Inc.                                                      7,200             18,144
 * Schmitt Industries, Inc.                                               2,466              6,239
   Schnitzer Steel Industries, Inc.
     Class A                                                             16,001            865,814
 * Scholastic Corp.                                                      52,700          1,748,586
 * Schuff International, Inc.                                             7,000             10,010
   Schulman (A.), Inc.                                                   41,487            811,071
   Schweitzer-Maudoit International, Inc.                                20,900            579,348
 * Sciclone Pharmaceuticals, Inc.                                        62,000            455,700
 * Scientific Games Corp.                                                90,158          1,465,969
 * Scientific Learning Corp.                                              4,400             20,284
 * Scientific Technologies, Inc.                                          6,700             31,088
 * SCM Microsystems, Inc.                                                21,663            179,803
 * SCP Pool Corp.                                                        49,500          1,773,090
   SCPIE Holdings, Inc.                                                   9,300             92,535
 * SCS Transportation, Inc.                                              14,450            240,304
   Seaboard Corp.                                                         1,400            322,700
 * Seabulk International, Inc.                                            2,400             21,000
 * Seachange International, Inc.                                         40,500            609,525
   Seacoast Banking Corp.                                                 4,950             87,665
   Seacoast Financial Services Corp.                                      7,315            200,797
 * Seacor Smit, Inc.                                                     27,900          1,064,106
 * Seattle Genetics, Inc.                                                43,595            271,161
 * Secom General Corp.                                                      140                181
   Second Bancorp, Inc.                                                   9,900            280,170
 * Secure Computing Corp.                                                51,474            773,654
 * Security Associates International,
     Inc.                                                                 3,500                  0
 * SED International Holdings, Inc.                                         825              2,186
 * SeeBeyond Technology Corp.                                           122,600            475,688
 * SEEC, Inc.                                                             5,900              2,891
 * Segue Software, Inc.                                                   9,500             24,415
 * Selas Corp. of America                                                 4,750             13,110
 * Select Comfort Corp.                                                  50,500          1,358,955
 * Select Medical Corp.                                                  57,000          2,043,450
 * Selectica, Inc.                                                       55,800            258,912
   Selective Insurance Group, Inc.                                       40,700          1,319,087
   SEMCO Energy, Inc.                                                    41,400            202,860
 * Semitool, Inc.                                                        40,400            459,752
 * Semtech Corp.                                                         77,136          1,874,405
 * SEMX Corp.                                                             6,300                630
 * Seneca Foods Corp. Class A                                               200              4,000
 * Seneca Foods Corp. Class B                                             1,300             26,111
 # Sensient Technologies Corp.                                           70,400          1,327,040
 * Sensytech, Inc.                                                        9,014            131,154
 * Sequa Corp. Class A                                                    6,900            329,475
 * Sequa Corp. Class B                                                    2,600            127,270
 * Sequenom, Inc.                                                        56,400            203,096
 * SeraCare Life Sciences, Inc.                                           4,080             44,880
*# Serena Software, Inc.                                                 60,000    $     1,153,200
 * Serologicals Corp.                                                    36,050            621,863
 * Service Corp. International                                          279,800          1,385,010
 * ServiceWare Technologies, Inc.                                         2,900              1,711
 * Servotronics, Inc.                                                     1,100              3,410
 * SFBC International, Inc.                                              11,100            285,825
 * Shared Technologies Cellular, Inc.                                    10,100                 27
 * Sharper Image Corp.                                                   22,700            717,774
 * Shaw Group, Inc.                                                      86,687          1,128,665
 * Sheffield Pharmceuticals, Inc.                                        13,250                  1
 * Shells Seafood Restaurants, Inc.                                       4,400              2,926
 * Shiloh Industries, Inc.                                               13,500             60,953
 * Shoe Carnival, Inc.                                                   19,000            343,520
 * Shoe Pavilion, Inc.                                                    6,200              7,905
 * Sholodge, Inc.                                                         5,100             22,313
 * Shopko Stores, Inc.                                                   43,700            727,605
 * Shuffle Master, Inc.                                                  24,025            718,588
 * Siebert Financial Corp.                                               22,300             73,144
   Sierra Bancorp                                                         1,700             28,883
 * Sierra Health Services, Inc.                                          41,936          1,149,046
 * Sierra Pacific Resources                                             175,800          1,218,294
 * Sifco Industries, Inc.                                                 5,400             18,900
 * Sigma Designs, Inc.                                                   30,500            180,865
 * Sigmatron International, Inc.                                          2,200             55,682
 * Silgan Holdings, Inc.                                                 25,500            878,475
 * Silicon Graphics, Inc.                                               193,900            219,107
 * Silicon Image, Inc.                                                  105,889            783,579
 * Silicon Storage Technology, Inc.                                     142,400          1,932,368
*# Silicon Valley Bancshares                                             51,800          1,902,614
 * Siliconix, Inc.                                                       35,641          1,810,206
 * Simclar, Inc.                                                          6,500             14,755
   Simmons First National Corp.
     Class A                                                             20,200            535,906
 * Simon Worldwide, Inc.                                                  9,100                705
 * SimpleTech, Inc.                                                      69,357            466,010
 * Simpson Manufacturing Co., Inc.                                       34,800          1,712,160
 * Simula, Inc.                                                          12,800             40,320
 * Sinclair Broadcast Group, Inc.
     Class A                                                             62,200            713,434
 * Sipex Corp.                                                           42,200            396,680
 * Sirenza Microdevices, Inc.                                            47,362            276,120
 * Sitel Corp.                                                           74,000            173,900
 * Six Flags, Inc.                                                      138,905            937,609
   SJW Corp.                                                              3,000            266,220
 * Skechers U.S.A., Inc. Class A                                         28,100            208,783
 * SkillSoft P.L.C.                                                      21,492            166,133
   Skyline Corp.                                                          8,300            266,430
   Skywest, Inc.                                                         63,200          1,090,200
 * Skyworks Solutions, Inc.                                             180,417          1,585,865
 * SL Industries, Inc.                                                    5,900             47,495
 * SM&A                                                                  17,700            208,683
 * Smart & Final Food, Inc.                                              29,200            266,596
 * SmartDisk Corp.                                                        8,500              2,763
 * Smith & Wollensky Restaurant
     Group, Inc.                                                         13,400             78,256
   Smith (A.O.) Corp.                                                    29,100          1,022,574
   Smith (A.O.) Corp. Convertible
     Class A                                                              3,750            131,775
*# Smith Micro Software, Inc.                                            21,400             56,710
 * Smithway Motor Xpress Corp.
     Class A                                                              4,000              4,760

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sola International, Inc.                                              37,400    $       733,040
 * Solutia, Inc.                                                        156,800            431,200
 * Somera Communications, Inc.                                           41,000             58,220
   Sonic Automotive, Inc.                                                42,500            954,125
 * Sonic Corp.                                                           58,425          1,803,580
 * Sonic Foundry, Inc.                                                   36,700             80,740
 * Sonic Innovations, Inc.                                               28,800            175,680
 * Sonic Solutions                                                       32,100            605,727
 * SonicWALL, Inc.                                                       98,400            786,216
 * SonoSite, Inc.                                                        21,533            454,777
*# Sonus Networks, Inc.                                                  78,757            719,839
 * Sonus Pharmaceuticals, Inc.                                           25,800            131,838
 * Sorrento Networks Corp.                                               15,500             41,385
 * Sotheby's Holdings, Inc. Class A                                      67,400            781,840
   Sound Federal Bancorp, Inc.                                           17,908            301,750
 * SoundView Technology Group, Inc.                                      29,301            452,407
 * Source Information Management,
     Inc.                                                                27,700            268,413
 * Source Media, Inc.                                                    27,400                219
 * Sourcecorp, Inc.                                                      24,202            591,981
   South Financial Group, Inc.                                           60,927          1,736,420
   South Jersey Industries, Inc.                                         17,064            672,322
   Southern Banc Company, Inc.                                              200              3,302
 * Southern Energy Homes, Inc.                                           13,825             36,636
 * Southern Union Co.                                                    88,194          1,612,186
   Southside Banchares, Inc.                                                315              5,410
 * Southwall Technologies, Inc.                                          14,200             12,354
   Southwest Bancorp, Inc.                                               11,400            200,070
   Southwest Bancorporation of
     Texas, Inc.                                                         40,800          1,559,784
   Southwest Gas Corp.                                                   50,700          1,143,285
   Southwest Water Co.                                                   15,878            252,143
 * Southwestern Energy Co.                                               30,900            630,669
 * Spacehab, Inc.                                                        11,500             11,730
   Span-American Medical System,
     Inc.                                                                 2,400             29,040
 * Spanish Broadcasting System,
     Inc.                                                                52,900            531,645
 * SPAR Group, Inc.                                                       1,500              5,475
   Spartan Motors, Inc.                                                  17,645            167,628
 * Spartan Stores, Inc.                                                  27,375            134,138
   Spartech Corp.                                                        42,300            930,600
 * Sparton Corp.                                                          7,938             86,762
 * Specialty Laboratories, Inc.                                          31,300            522,710
 * SpectraLink Corp.                                                     27,400            564,166
 * Spectranetics Corp.                                                   36,102            120,942
 * Spectrum Control, Inc.                                                13,000             92,573
 * SpectRx, Inc.                                                          8,900             19,135
   Speedway Motorsports, Inc.                                            59,800          1,752,140
 * Speizman Industries, Inc.                                              2,900              1,102
 * Spherion Corp.                                                        82,420            736,835
 * Spherix, Inc.                                                         12,100             84,095
 * Spiegel, Inc. Class A Non-Voting                                      13,700              1,199
 * Spinnaker Exploration Co.                                             49,090          1,293,031
 * Spire Corp.                                                            6,700             28,676
 * Sport Chalet, Inc.                                                     2,700             25,218
 * Sport Supply Group, Inc.                                               8,900             16,465
 * Sport-Haley, Inc.                                                      2,700             11,124
 * Sports Club Co., Inc.                                                 20,100             40,200
 * SportsLine.Com, Inc.                                                  33,400             36,406
 * Sportsman's Guide, Inc.                                                6,800            121,713
*# SPS Technologies, Inc.                                                16,800    $       822,528
 * SPSS, Inc.                                                            26,029            504,182
*# SR Telecom, Inc.                                                       1,452              8,276
 * SRA International, Inc.                                               23,600          1,040,996
 * SRI/Surgical Express, Inc.                                             6,100             40,413
 * SRS Labs, Inc.                                                        19,500            201,825
   SS&C Technologies, Inc.                                               18,500            545,750
   St. Francis Capital Corp.                                              9,200            320,252
   St. Mary Land & Exploration Co.                                       47,300          1,215,610
 * Staar Surgical Co.                                                    27,400            301,153
 * Stamps.com, Inc.                                                      62,851            392,819
*# Standard Automotive Corp.                                              4,400                  0
   Standard Commercial Corp.                                             18,229            380,075
 * Standard Management Corp.                                              7,600             24,852
 * Standard Microsystems Corp.                                           25,400            680,720
   Standard Motor Products, Inc.
     Class A                                                             12,400            124,620
   Standard Pacific Corp.                                                35,300          1,762,529
   Standard Register Co.                                                 38,400            609,792
   Standex International Corp.                                           17,500            477,225
   Stanley Furniture, Inc.                                                6,700            213,797
 * Star Buffet, Inc.                                                      2,800             11,410
 * Star Multi Care Service, Inc.                                            454                 64
 * Star Scientific, Inc.                                                 27,100             55,013
 * Starcraft Corp.                                                        2,625             92,479
   Starrett (L.S.) Co. Class A                                            4,800             68,496
   StarTek, Inc.                                                         20,600            796,602
   State Auto Financial Corp.                                            57,400          1,491,826
   State Financial Services Corp.
     Class A                                                              7,800            207,090
 # Staten Island Bancorp, Inc.                                           73,800          1,697,400
 * Steak n Shake Co.                                                     40,018            704,317
*# Steel Dynamics, Inc.                                                  71,658          1,434,593
   Steel Technologies, Inc.                                              13,700            210,980
*# SteelCloud Co.                                                        12,100             61,831
 * Stein Mart, Inc.                                                      57,916            516,032
 * Steinway Musical Instruments, Inc.                                     8,800            210,320
 * Stellent, Inc.                                                        30,800            303,996
*# Stemcells, Inc.                                                        2,600              5,642
   Stepan Co.                                                             8,400            210,504
   Stephan Co.                                                            3,500             14,980
   Sterling Bancorp                                                      22,376            655,841
   Sterling Bancshares                                                   62,083            789,075
 * Sterling Financial Corp.                                              21,471            721,640
   Stewart & Stevenson Services, Inc.                                    42,102            591,112
 * Stewart Enterprises, Inc.                                            150,433            702,522
 * Stewart Information Services Corp.                                    25,100            969,613
 * Stifel Financial Corp.                                                 6,100            104,554
 * Stillwater Mining Co.                                                 52,400            441,208
 * Stone Energy Corp.                                                    39,563          1,478,074
*# Stonepath Group, Inc.                                                 44,600            117,744
 * Stoneridge, Inc.                                                      31,500            420,525
 * Storage Engine, Inc.                                                     283                 95
 * StorageNetworks, Inc.                                                 60,800                  0
 * StorageNetworks, Inc. Escrow
     Shares                                                              60,800              1,648
 * Stratasys, Inc.                                                       10,200            459,000
 * Strategic Diagnostics, Inc.                                           28,600            132,990
   Strategic Distribution, Inc.                                           3,029             45,465
 * Stratesec, Inc.                                                        7,300                 58
 * Stratex Networks, Inc.                                               120,100            427,556

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stratos International, Inc.                                           10,136    $        75,919
 * Strattec Security Corp.                                                4,100            243,950
 * Stratus Properties, Inc.                                               7,050             74,589
   Strayer Ed, Inc.                                                       8,300            927,359
   Stride Rite Corp.                                                     58,900            681,473
   Sturm Ruger & Co., Inc.                                               40,400            465,812
*# Styleclick, Inc. Class A                                              12,700                254
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       18,500                  0
   Suffolk Bancorp                                                        8,600            312,171
 * Summa Industries, Inc.                                                 5,200             45,760
 * Summit America Television, Inc.                                       65,315            235,134
   Summit Bancshares, Inc.                                                2,000             56,060
   Summit Bank Corp.                                                      1,680             27,073
 * Sun Bancorp, Inc.                                                     17,492            396,194
   Sun Hydraulics, Inc.                                                   4,900             39,298
 * Sunair Electronics, Inc.                                               3,000             19,200
 * Sundance Homes, Inc.                                                   3,000                 20
 * SunLink Health Systems, Inc.                                           1,048              2,955
*# Sunrise Senior Living, Inc.                                           31,765          1,096,528
   Sunrise Telecom, Inc.                                                  3,700             14,430
 * Suntron Corp.                                                          5,265             21,692
*# Superconductor Technologies, Inc.                                     97,240            721,521
*# Supergen, Inc.                                                        53,240            562,747
 * Superior Consultant Holdings Corp.                                    10,700             50,932
 * Superior Energy Services, Inc.                                       103,600            878,528
 # Superior Industries International,
     Inc.                                                                40,000          1,779,200
   Superior Uniform Group, Inc.                                           7,000            114,380
 * Supertex, Inc.                                                        18,500            320,790
 * SupportSoft, Inc.                                                     53,300            781,378
   Supreme Industries, Inc.                                              10,308             60,044
*# SureBeam Corp.                                                        83,296             22,073
   SureWest Communications                                               19,812            777,423
*# SurModics, Inc.                                                       24,400            516,548
   Susquehanna Bancshares, Inc.                                          59,600          1,586,552
 * Swift Energy Corp.                                                    41,100            583,209
 * Swisher International, Inc.                                              700                525
*# Switchboard, Inc.                                                     27,300            182,910
   SWS Group, Inc.                                                       23,918            449,898
 * Sybase, Inc.                                                          20,100            412,050
 * Sybron Dental Specialties, Inc.                                       55,400          1,596,074
 * Sycamore Networks, Inc.                                              182,652            971,709
 * Sykes Enterprises, Inc.                                               57,428            524,892
 * Sylvan Learning Systems, Inc.                                         53,100          1,718,847
 * Sylvan, Inc.                                                           5,400             65,259
 * Symmetricom, Inc.                                                     82,767            582,183
 * Syms Corp.                                                            28,200            195,708
 * Symyx Technologies                                                    45,700            911,715
 * Synalloy Corp.                                                         5,900             40,415
 * Synaptics, Inc.                                                       35,200            481,184
 * Synovis Life Technologies, Inc.                                       17,100            439,641
 * Synplicity, Inc.                                                       2,600             18,954
   Syntel, Inc.                                                          59,200          1,506,048
 * Synthetech, Inc.                                                      14,200             22,862
 * Syntroleum Corp.                                                      48,993            191,563
   Sypris Solutions, Inc.                                                14,363            196,055
 * Systemax, Inc.                                                        33,900            245,775
 * Systems & Computer Technology
     Corp.                                                               50,100            766,530
 * T-3 Energy Services, Inc.                                              1,250              7,225
 * T-Netix, Inc.                                                         15,000    $        57,735
*# Tag-It Pacific, Inc.                                                  16,500             83,325
 * Taitron Components, Inc.                                               5,000             11,750
*# Take Two Interactive Software                                         28,800            953,280
 * TALK America Holdings, Inc.                                           39,609            445,601
   TALX Corp.                                                            13,838            362,556
   Tandy Brand Accessories, Inc.                                          5,900             88,500
 * Tanox, Inc.                                                           66,600          1,001,664
 * Tarantella, Inc.                                                       3,300              3,185
 * Tarrant Apparel Group                                                 15,800             63,200
   Tasty Baking Co.                                                      10,900             92,105
   TB Woods Corp.                                                         7,600             60,040
 * TBA Entertainment Corp.                                                7,300              4,636
 * TBC Corp.                                                             32,750            970,383
 * TEAM America, Inc.                                                     2,800                 28
 * Team, Inc.                                                             7,600             76,000
 * TeamStaff, Inc.                                                       20,200             44,642
   Tech/Ops Sevcon, Inc.                                                  3,100             17,934
   Teche Holding Co.                                                        700             25,358
 * Techne Corp.                                                          45,700          1,648,856
 * Technical Communications Corp.                                           400              1,800
 * Technical Olympic USA, Inc.                                            8,500            229,160
 * Technitrol, Inc.                                                      59,900          1,425,021
   Technology Research Corp.                                              5,400             83,268
 * Technology Solutions Corp.                                            42,400             49,608
 * TechTeam Global, Inc.                                                 21,800            147,150
   Tecumseh Products Co. Class A                                         20,900            860,244
*# Tegal Corp.                                                            5,000             11,900
 * Tejon Ranch Co.                                                       13,900            549,050
 * Tekelec                                                               91,900          1,534,730
*# TeleCommunication Systems, Inc.                                       31,500            166,950
 * Teledyne Technologies Inc.                                            48,300            829,794
 * Teletech Holdings, Inc.                                              107,500          1,080,375
 * Telik, Inc.                                                           51,600          1,042,836
 * Telular Corp.                                                         18,100            132,854
 * Temtex Industries, Inc.                                                2,000                 16
 * TenFold Corp.                                                          4,500              9,585
   Tennant Co.                                                           12,100            521,752
 * Tenneco Automotive, Inc.                                              61,000            338,550
 * Terayon Communication Systems,
     Inc.                                                               109,800            656,604
 * Terex Corp.                                                           67,121          1,731,051
 * Terra Industries, Inc.                                               105,900            342,057
 * Tesoro Petroleum Corp.                                                96,900          1,228,692
 * Tessco Technologies, Inc.                                              4,500             68,895
*# Tetra Tech, Inc.                                                      80,826          2,061,063
 * Tetra Technologies, Inc.                                              32,500            728,000
   Texas Industries, Inc.                                                30,700            896,747
   Texas Regional Banchshares, Inc.
     Class A                                                             44,124          1,641,413
   TF Financial Corp.                                                     2,600             89,362
 * Thackeray Corp.                                                        4,100              4,305
 * The Banc Corp.                                                        24,700            215,384
 # The Brink's Co.                                                       81,418          1,807,480
 * The Dress Barn, Inc.                                                  43,800            641,232
   The Marcus Corp.                                                      35,200            526,240
*# The Medicines Co.                                                     70,691          1,934,813
 # The Phoenix Companies, Inc.                                          141,300          1,589,625
 * The Rowe Companies                                                    13,100             38,711
 * The Sports Authority, Inc.                                            36,506          1,588,011
 * Theragenics Corp.                                                     43,100            211,621

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Therasense, Inc.                                                      61,950    $     1,056,248
 * Thermwood Corp.                                                          200                113
 * TheStreet.com, Inc.                                                   33,500            153,095
 * Third Wave Technologies                                               55,086            236,870
   Thistle Group Holdings Co.                                             7,100            184,245
 # Thomas & Betts Corp.                                                  87,500          1,820,000
 * Thomas Group, Inc.                                                     4,000              4,400
   Thomas Industries, Inc.                                               23,350            735,992
 * Thoratec Corp.                                                        83,443          1,175,712
*# THQ, Inc.                                                             57,800            930,002
 * Three-Five Systems, Inc.                                              31,499            167,890
 * TIBCO Software, Inc.                                                 181,530          1,061,951
 * Tickets.com, Inc.                                                      1,600                760
 * Tidel Technologies, Inc.                                              10,500              8,138
 * Tier Technologies, Inc. Class B                                       27,300            213,213
 * TII Network Technologies, Inc.                                        11,260             28,713
   Timberland Bancorp, Inc.                                               3,900             94,809
 * Timco Aviation Services, Inc.                                          2,749              1,237
 * Time Warner Telecom, Inc.                                             71,187            751,023
   Timken Co.                                                            43,200            740,016
 * Tipperary Corp.                                                       17,900             49,046
   Titan International, Inc.                                             19,600             37,632
*# Titan Pharmaceuticals, Inc.                                           40,700            112,739
 * Titanium Metals Corp.                                                  3,170            150,575
 * TiVo, Inc.                                                           101,859            849,504
 * TLC Vision Corp.                                                      33,060            201,335
 * TMBR/Sharp Drilling, Inc.                                              5,400             95,958
   Todd Shipyards Corp.                                                   6,300            113,715
 * Todhunter International, Inc.                                          4,600             47,771
 * Tofutti Brands, Inc.                                                   6,900             20,700
 * Tollgrade Communications, Inc.                                        20,391            352,968
   Tompkins County Trustco, Inc.                                            363             17,515
 * Too, Inc.                                                             51,500            939,875
   Topps, Inc.                                                           60,300            635,562
 * Torch Offshore, Inc.                                                  23,300            121,626
 * Toreador Resources Corp.                                               4,900             14,210
   Toro Co.                                                              36,300          1,798,302
 * Total Entertainment Restaurant
     Corp.                                                                8,800            106,568
 * Tower Automotive, Inc.                                                84,500            384,475
   Track Data Corp.                                                       5,600              8,568
 * Tractor Supply Co.                                                    43,600          1,898,344
 * Tradestation Group, Inc.                                              61,800            552,492
   Traffix, Inc.                                                         20,900            104,500
 * Trailer Bridge, Inc.                                                   9,800             58,898
 * Trammell Crow Co.                                                     54,000            726,300
 * Trans World Entertainment Corp.                                       57,100            403,697
 * Transact Technologies, Inc.                                            5,700            133,095
 * Transaction Systems Architects,
     Inc.                                                                51,000          1,003,680
 * TransAxis, Inc.                                                           72                 13
 * Transcat, Inc.                                                         6,100             20,374
 * Transgenomic, Inc.                                                    11,300             20,679
 * Transkaryotic Therapies, Inc.                                         52,700            684,573
 * Transmeta Corp.                                                      152,400            502,920
 * Transmontaigne Oil Co.                                                47,500            285,475
 * Transport Corp. of America                                             5,200             36,660
 * Transport Industries, Inc.                                             1,400              3,934
 * Transpro, Inc.                                                        10,100             34,138
 * Transtechnology Corp.                                                  6,200             43,338
 * TransTexas Gas Corp. Class A                                             236                  5
 * Travis Boats & Motors, Inc.                                            3,300    $         4,158
*# TRC Companies, Inc.                                                   20,300            410,263
   Tredegar Industries, Inc.                                             51,691            796,041
*# Trenwick Group, Ltd.                                                  11,975                299
 * Trestle Holdings Inc.                                                    450              2,475
 * Trex Co., Inc.                                                        20,900            772,255
 * Triad Guaranty, Inc.                                                  21,600          1,007,640
   Triarc Companies, Inc. Class A                                        28,600            320,034
   Triarc Companies, Inc. Class B                                        49,000            568,400
   Trico Bancshares                                                       4,950            164,093
 * Trico Marine Services, Inc.                                           46,700             59,776
 * Trident Microsystems, Inc.                                            21,400            563,248
 * Trimble Navigation, Ltd.                                              48,100          1,458,873
 * Trimedyne, Inc.                                                        4,300              4,558
*# Trimeris, Inc.                                                        30,100            687,183
 # Trinity Industries, Inc.                                              65,800          1,707,510
 * Trio-Tech International                                                  400              1,520
 * TriPath Imaging, Inc.                                                 56,452            514,842
 * Tripos, Inc.                                                          10,620             73,384
 * Triquint Semiconductor, Inc.                                         192,797          1,557,800
 * Tristar Corp.                                                          1,000                  4
 * Triton PCS Holdings, Inc.                                             86,500            484,400
 * Triumph Group                                                         22,502            733,340
 * TriZetto Group, Inc.                                                  69,800            450,210
 * TRM Corp.                                                              7,000             48,510
 * Tropical Sportswear International
     Corp.                                                               15,975             66,935
 * Trover Solutions, Inc.                                                 9,300             64,403
   Troy Financial Corp.                                                     315             11,104
 * Troy Group, Inc.                                                      10,900             32,918
 * Trump Hotels & Casino Resorts,
     Inc.                                                                21,000             33,180
   Trust Co. of New Jersey                                               26,983            922,819
   Trustco Bank Corp.                                                   106,952          1,491,980
   TSR, Inc.                                                              4,400             29,964
 * TTM Technologies, Inc.                                                60,100          1,015,690
 * Tuesday Morning Corp.                                                 53,800          1,719,448
 * Tufco Technologies, Inc.                                               4,500             27,855
 * Tularik, Inc.                                                         83,100          1,244,838
 * Tumbleweed Communications
     Corp.                                                               60,395            501,882
   Tupperware Corp.                                                      87,700          1,351,457
*# TurboChef Technologies, Inc.                                          20,500             63,550
 * Turnstone Systems, Inc.                                               86,565            250,173
 * Tut Systems, Inc.                                                     29,600            148,296
 * Tweeter Home Entertainment
     Group, Inc.                                                         34,900            291,764
   Twin Disc, Inc.                                                        2,800             50,274
 * Twinlab Corp.                                                         20,400                408
 * Tyler Technologies, Inc.                                              60,300            506,520
*# U.S. Aggregates, Inc.                                                  1,600                  1
 * U.S. Concrete, Inc.                                                   37,500            221,213
 * U.S. Home & Garden, Inc.                                              17,500              9,625
 * U.S. Physical Therapy, Inc.                                           16,972            249,828
 * U.S. Plastic Lumber Corp.                                              3,000                690
 * U.S. Xpress Enterprises, Inc.
     Class A                                                             10,823            144,487
 * Ubics, Inc.                                                            2,500                388
   UCBH Holdings, Inc.                                                   47,200          1,845,520
 * UFP Technologies, Inc.                                                 3,800              7,942
   UGI Corp.                                                             42,900          1,387,815

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * UICI                                                                  65,600    $       905,936
   UIL Holdings Corp.                                                    20,900            836,209
 * Ulticom, Inc.                                                         60,708            656,861
 * Ultimate Electronics, Inc.                                            20,500            169,125
 * Ultimate Software Group, Inc.                                         22,700            203,846
 * Ultradata Systems, Inc.                                                2,000                340
 * Ultralife Batteries, Inc.                                             13,100            183,138
 * Ultratech Stepper, Inc.                                               34,800          1,054,440
   UMB Financial Corp.                                                   29,965          1,461,992
   Umpqua Holdings Corp.                                                 40,103            862,215
*# Unapix Entertainment, Inc.                                             6,100                 25
 * Unico American Corp.                                                   5,500             29,068
 * Unifi, Inc.                                                           73,934            379,281
   Unifirst Corp.                                                        12,550            291,537
 * Uni-Marts, Inc.                                                        6,500             10,368
   Union Community Bancorp                                                2,300             39,733
 * Uniroyal Technology Corp.                                             13,300                  1
   Unisource Energy Corp.                                                67,080          1,645,472
 * Unit Corp.                                                            64,200          1,322,520
   United Auto Group, Inc.                                               61,500          1,519,050
   United Bankshares, Inc. WV                                            43,193          1,338,983
   United Community Banks, Inc.                                          32,216          1,087,612
   United Community Financial Corp.                                      47,972            538,246
   United Financial Corp.                                                   660             16,863
   United Fire & Casualty Co.                                             6,200            248,000
   United Guardian, Inc.                                                  1,900             15,580
   United Industrial Corp.                                               17,600            300,080
   United National Bancorp                                               24,500            875,630
 * United Natural Foods, Inc.                                            29,300          1,124,827
*# United Online, Inc.                                                   94,203          1,715,437
 * United PanAm Financial Corp.                                             600             10,920
 * United Rentals, Inc.                                                 100,300          1,857,556
 * United Retail Group, Inc.                                             16,766             53,651
 * United Road Services, Inc.                                               720                122
   United Security Bancshares                                             2,000             53,000
 * United Stationers, Inc.                                               39,600          1,597,860
 * United Surgical Partners
     International, Inc.                                                 40,900          1,308,800
 * United Therapeutics Corp.                                             31,800            598,476
   Unitil Corp.                                                           4,700            117,265
   Unity Bancorp, Inc.                                                    5,460             64,756
 * Universal Access Global Holdings,
     Inc.                                                                 2,235              8,940
 * Universal American Financial Corp.                                    79,400            826,554
 * Universal Compression Holdings,
     Inc.                                                                46,449          1,089,229
   Universal Corp.                                                       35,500          1,516,560
 * Universal Display Corp.                                               35,300            523,852
 * Universal Electronics, Inc.                                           19,800            270,250
   Universal Forest Products, Inc.                                       24,373            741,914
 * Universal Stainless & Alloy Products,
     Inc.                                                                 6,000             50,580
   Unizan Financial Corp.                                                30,197            649,236
 * Unova, Inc.                                                           83,100          1,987,752
 * UQM Technologies, Inc.                                                28,600            102,960
 * Urban Outfitters, Inc.                                                50,600          1,973,400
 * Urologix, Inc.                                                        19,742            111,740
 * URS Corp.                                                             47,613          1,085,576
 * US Energy Corp.                                                       11,500             31,395
 * US LEC Corp.                                                          30,536            176,803
 * US Liquids, Inc.                                                       6,200              1,488
 * US Oncology, Inc.                                                    129,082    $     1,314,055
 * USA Truck, Inc.                                                        9,300            100,254
*# USAir Group, Inc.                                                     84,700              6,903
*# USANA, Inc.                                                           29,100            984,453
   USB Holding Co., Inc.                                                 17,099            331,721
*# USDATA Corp.                                                           2,820                113
   Usec, Inc.                                                           113,331            853,382
   USF Corp.                                                             39,937          1,319,119
 * Utah Medical, Inc.                                                     5,000            113,425
*# V.I. Technologies, Inc.                                               57,100             38,828
 * VA Software Corp.                                                     85,600            359,520
   Vail Banks Inc.                                                        1,300             16,205
 * Vail Resorts, Inc.                                                    39,700            604,631
 # Valeant Pharmaceuticals
     International                                                       77,000          1,841,070
*# Valence Technology, Inc.                                              20,900             75,240
   Valhi, Inc.                                                           14,440            199,561
 * Valley National Gases, Inc.                                            4,200             26,649
   Valmont Industries, Inc.                                              33,300            755,910
 * Valpey Fisher Corp.                                                    1,650              5,214
   Value Line, Inc.                                                       9,900            489,555
 * ValueClick, Inc.                                                     105,800            883,430
 * Valuevision Media, Inc. Class A                                       50,300            779,650
 * Vans, Inc.                                                            26,900            344,320
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    44,500          2,071,920
 * Varian, Inc.                                                          44,000          1,784,640
 * Variflex, Inc.                                                         4,600             28,566
 * Vascular Solutions, Inc.                                               1,800             11,268
 * Vastera, Inc.                                                         75,179            293,198
*# Vaxgen, Inc.                                                          28,700            238,784
 * VCA Antech, Inc.                                                      56,900          1,778,125
 # Vector Group, Ltd.                                                    58,257            990,369
 * Veeco Instruments, Inc.                                               41,000          1,209,500
 * Ventana Medical Systems, Inc.                                         22,300            840,264
 * Venture Catalyst, Inc.                                                 7,200              2,880
 * Verilink Corp.                                                        15,400            121,044
 * Veritas DGC, Inc.                                                     46,900            422,569
 * Verity, Inc.                                                          52,300            751,028
 * Vermont Pure Holdings, Ltd.                                           17,300             54,322
*# Versant Corp.                                                          5,400              9,072
 * Versar, Inc.                                                           8,700             26,535
 * Verso Technologies, Inc.                                              26,319            101,328
 * Vertex Pharmaceuticals, Inc.                                         107,756            941,787
 * Verticalbuyer Inc.                                                       920                 11
   Vesta Insurance Group, Inc.                                           51,300            180,576
 * Vestin Group, Inc.                                                       400                800
 * Vialta, Inc.                                                          64,595             39,403
 * Viasat, Inc.                                                          36,700            780,609
 * Vical, Inc.                                                           26,855            134,812
 * Vicon Industries, Inc.                                                 4,600             19,044
 * Vicor Corp.                                                           46,100            530,150
 * Vicuron Pharmaceuticals, Inc.                                         80,800          1,466,520
 * Video Display Corp.                                                    3,600             43,920
*# Viewpoint Corp.                                                        2,700              2,133
 * Vignette Corp.                                                       295,100            681,681
 * Viisage Technology, Inc.                                              30,600            117,810
   Vintage Petroleum, Inc.                                               91,000            947,310
 * Virage Logic Corp.                                                    29,600            308,432
 * Virbac Corp.                                                          22,000            128,700
   Virco Manufacturing Corp.                                             13,269             75,766

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Virginia Commerce Bancorp, Inc.                                          400    $        12,800
 * Virologic, Inc.                                                       24,500             69,335
 * ViroPharma, Inc.                                                      36,400            101,192
 * Virtualfund.Com, Inc.                                                 22,400                246
 * Vision Sciences, Inc.                                                  5,100              9,027
 * Vista Medical Technologies, Inc.                                       7,500             13,350
   Visteon Corp.                                                        183,400          1,439,690
 * Visual Networks, Inc.                                                 31,900             52,954
 * Visx, Inc. DE                                                         72,000          1,762,560
   Vital Signs, Inc.                                                     18,551            609,029
 * VitalWorks, Inc.                                                      60,500            301,895
*# Vitech America, Inc.                                                  14,850                 39
 * Vitesse Semiconductor, Inc.                                          150,077          1,095,562
 * Vitria Technology, Inc.                                               45,342            257,543
 * Vivus, Inc.                                                           52,160            188,819
 * Vl Dissolution Corp.                                                   3,101              2,295
   VLPS Lighting Services International,
     Inc.                                                                 4,800             18,000
 * Vodavi Technology, Inc.                                                4,300             37,539
 * Volt Information Sciences, Inc.                                       33,000            673,200
   Vulcan International Corp.                                               700             29,015
 * Vyyo, Inc.                                                            17,800            124,956
 * W-H Energy Services, Inc.                                             50,300            749,470
 * Wabash National Corp.                                                 35,800            996,314
   Wabtec Corp.                                                          60,800            951,520
 * Wackenhut Corrections Corp.                                           25,000            541,250
   Walter Industries, Inc.                                               59,000            722,160
*# Warnaco Group, Inc.                                                    2,900                  3
   Warwick Community Bancorp, Inc.                                        5,000            151,000
   Warwick Valley Telephone Co.                                             300              9,618
   Washington Banking Co.                                                 4,070             67,155
   Washington Savings Bank FSB                                            2,400             23,160
   Washington Trust Bancorp, Inc.                                        18,412            508,539
 * Waste Connections, Inc.                                               39,800          1,472,600
   Waste Industries USA, Inc.                                            19,300            176,499
 * WatchGuard Technologoes, Inc.                                         45,480            282,431
 * Water Pik Technologies, Inc.                                           5,800             73,660
 * Waterlink, Inc.                                                       19,200              1,056
   Waters Instruments, Inc.                                                 300              2,145
   Watsco, Inc. Class A                                                  32,300            750,652
   Watsco, Inc. Class B                                                   1,350             31,320
 * Watson Wyatt & Co., Holdings                                          46,500          1,116,930
   Watts Water Technologies, Inc.                                        25,600            524,800
   Wausau-Mosinee Paper Corp.                                            72,136            887,273
   Waypoint Financial Corp.                                              47,126          1,011,795
 * WCI Communities, Inc.                                                 60,600          1,222,908
   WD-40 Co.                                                             23,400            837,720
 * Webb Interactive Services, Inc.                                        5,300              5,300
 * Webco Industries, Inc.                                                 6,000             20,400
 * WebEx Communications, Inc.                                            58,500          1,155,960
 * Webhire, Inc.                                                          4,480              3,136
 * webMethods, Inc.                                                      72,802            709,820
 * Websense, Inc.                                                        30,800            834,372
 * Weider Nutrition International, Inc.                                  10,500             49,980
   Weis Markets, Inc.                                                    15,707            557,599
   Wellco Enterprises, Inc.                                               1,000             10,650
   Wellman, Inc.                                                         65,300            568,110
 * Wells-Gardner Electronics Corp.                                        5,811             21,036
   Wesbanco, Inc.                                                        28,021            779,544
 * WESCO International, Inc.                                             16,100            144,095
   West Coast Bancorp                                                    21,309            463,258
 * West Marine, Inc.                                                     27,800    $       700,838
   West Pharmaceutical Services, Inc.                                    19,800            673,200
 * Westaff, Inc.                                                         15,900             32,595
   Westamerica Bancorporation                                             2,000            105,600
   Westar Energy, Inc.                                                   89,400          1,775,484
   Westbank Corp.                                                         4,515             83,076
 * Westcoast Hospitality Corp.                                           12,900             63,210
 * Westell Technologies, Inc.                                            64,280            475,672
   Western Gas Resources, Inc.                                           32,800          1,453,040
   Western Ohio Financial Corp.                                             900             28,953
 * Western Power & Equipment Corp.                                        3,373              1,315
 * Western Sierra Bancorp                                                 1,050             45,833
*# Western Wireless Corp.                                                83,700          1,562,679
 * Westmoreland Coal Co.                                                    800             11,192
   Westwood Holdings Group, Inc.                                          6,479            110,694
 * Wet Seal, Inc. Class A                                                35,575            365,355
   Weyco Group, Inc.                                                        300              9,750
 * WFS Financial, Inc.                                                   25,000          1,042,500
   WGL Holdings, Inc.                                                    14,000            374,220
 * White Electronics Designs Corp.                                       33,465            345,024
 * Whitehall Jewelers, Inc.                                              21,250            225,463
   Whitney Holdings Corp.                                                15,300            599,913
*# WHX Corp.                                                              6,333             14,313
 * Wickes, Inc.                                                           4,400              2,332
 * Wild Oats Markets, Inc.                                               44,850            508,599
*# William Lyon Homes, Inc.                                              12,600            817,740
 * Williams Industries, Inc.                                              1,200              4,224
 * Willis Lease Finance Corp.                                             9,500             64,125
   Willow Grove Bancorp, Inc.                                            14,391            243,208
 * Wilshire Financial Services Group, Inc.                                  137                759
 * Wilshire Oil Co. of Texas                                              7,107             45,911
*# Wilson Greatbatch Technologies,
     Inc.                                                                31,800          1,332,420
 * Wilsons The Leather Experts, Inc.                                     28,945            179,748
 * Wind River Systems, Inc.                                             117,796            766,852
 * Winmark Corp.                                                          3,800             69,806
   Winn-Dixie Stores, Inc.                                               45,800            413,574
 # Winnebago Industries, Inc.                                            23,600          1,304,372
   Wintrust Financial Corp.                                              26,150          1,171,259
 * Wireless Facilities, Inc.                                             74,800          1,086,844
   Wireless Telecom Group, Inc.                                          24,100             70,854
 * Wireless WebConnect!, Inc.                                             8,900                 23
 * Wiser Oil Co.                                                         14,900            105,045
 * Witness Systems, Inc.                                                 44,500            400,055
 * WJ Communications, Inc.                                               50,400            238,896
 * WMS Industries, Inc.                                                  41,100          1,097,370
 * Wolverine Tube, Inc.                                                  20,100            105,726
   Wolverine World Wide, Inc.                                            61,200          1,272,348
*# Women First HealthCare, Inc.                                           1,500              2,355
   Woodhead Industries, Inc.                                             16,726            284,007
   Woodward Governor Co.                                                 15,600            778,128
 * Workflow Management, Inc.                                             18,721             92,856
 * World Acceptance Corp.                                                25,400            490,728
*# World Access, Inc.                                                    35,372                 53
   World Fuel Services Corp.                                             16,100            481,873
   World Wrestling Federation
     Entertainment, Inc.                                                 19,000            218,880
 * WorldGate Communications, Inc.                                         6,500              6,630
 * WorldQuest Networks, Inc.                                              1,500              4,800
 * Worldwide Restaurant Concepts,
     Inc.                                                                41,500            121,180

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Worthington Industries, Inc.                                          65,400    $       936,528
   WPS Resources Corp.                                                   31,200          1,382,160
 * Wright Medical Group, Inc.                                            46,100          1,284,346
   WSI Industries, Inc.                                                   2,000              4,720
   X-Rite, Inc.                                                          28,700            328,615
 * Xanser Corp.                                                          42,800            100,152
 * Xeta Corp.                                                             9,200             56,120
 * Xicor, Inc.                                                           37,974            495,561
 * Yankee Candle Co., Inc.                                               65,200          1,924,704
   Yardville National Bancorp                                             8,000            183,200
*# Yellow Corp.                                                          41,400          1,265,598
   York International Corp.                                              41,200          1,645,940
 * Young Broadcasting, Inc. Class A                                      24,307            482,494
 * Zapata Corp.                                                           2,340            123,435
   Zenith National Insurance Corp.                                       18,600            607,290
 * Zevex International, Inc.                                              3,400             13,600
 * Zila, Inc.                                                            63,607            253,156
*# Zix Corp.                                                             39,126            342,744
 * Zoll Medical Corp.                                                    11,800            401,790
*# Zoltek Companies, Inc.                                                22,100             96,135
 * Zomax, Inc.                                                           45,600            245,328
 * Zonagen, Inc.                                                         11,400             21,546
 * Zones, Inc.                                                           13,500             16,875
 * Zoran Corp.                                                           56,835          1,043,491
 * Zygo Corp.                                                            24,800            403,248
 * Zymetx, Inc.                                                           8,600                839
 * Zymogenetics, Inc.                                                    72,866            969,846
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,268,834,188)                                                             1,456,635,036
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                       30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                       30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                             1,139                148
*# Angeion Corp. Warrants
     10/31/07                                                               215                  0
 * Aura Systems Warrants
     05/31/05                                                             1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                24                100
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                    9,947             62,666
 * CSF Holding, Inc. Litigation Rights                                    3,250                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                      971                437
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                       22                  0
 * Imperial Sugar Co. Warrants
     08/29/08                                                               498                657
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                               188                 57
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                               582                183
 * Magnum Hunter Resources
     Warrants 03/21/05                                                    7,200    $         2,808
 * Orbital Science Corp. Warrants
     08/31/04                                                               152                715
*# OSI Pharmaceutical, Inc. Rights                                        4,829                  0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                             7,300                  7
 * Timco Aviation Services
     Warrants 02/27/07                                                    6,696                  1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $444,107)                                                                          67,779
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
* Del Global Technologies Corp.
   Subordinated Promissory Note
   * 6.000%, 03/28/07                                           $             2                  0
* Timco Aviation Services, Inc.
   Jr Subordinated Note
   * 8.000%, 01/02/07                                                         3                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (9.0%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $18,732,000 FMC
    Discount Notes 1.11%, 03/25/04,
    valued at $18,661,755) to be
    repurchased at $18,386,256
    (Cost $18,385,000)                                                   18,385         18,385,000
 ^Repurchase agreements in a Pooled
    Cash Account, UBS Warburg and
    Deutsche Bank Securities Inc.
    1.01% and 1.02% respectively,
    12/01/03 (Collateralized by
    $100,392,000 U.S. Treasury
    Obligations, rates ranging from
    5.50% to 8.875%, maturities
    ranging from 08/15/04 to 05/15/30,
    valued at $124,202,195) to be
    repurchased at $121,030,351
    (Cost $121,020,110)                                                 121,020        121,020,110
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $139,405,110)                                                                 139,405,110
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,408,683,405)++                                                         $ 1,596,107,925
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $1,412,366,266.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (94.7%)
 * 1-800 CONTACTS, Inc.                                                  57,802    $     1,222,512
 * 1-800-FLOWERS.COM, Inc.                                               83,186            974,108
   1st Source Corp.                                                      75,908          1,704,135
 # 21st Century Holding Co.                                                 700             10,773
 * 24/7 Real Media, Inc.                                                 20,200             30,502
 * 3-D Systems Corp.                                                    110,010          1,001,091
 * 4Kids Entertainment, Inc.                                             59,400          1,594,890
*# 8X8, Inc.                                                             84,000            630,840
 * @Road, Inc.                                                          209,100          2,632,569
 * A. B. Watley Group, Inc.                                               9,900              2,277
 * A.C. Moore Arts & Crafts, Inc.                                        99,400          2,183,818
 * A.D.A.M., Inc.                                                         5,100             11,016
*# aaiPharma, Inc.                                                      154,500          2,808,810
 * Aames Financial Corp.                                                    480              1,522
 * AAON, Inc.                                                           142,625          2,687,055
 * AAR Corp.                                                            118,837          1,243,035
 * Abaxis, Inc.                                                         146,800          2,971,232
   ABC Bancorp                                                           62,670          1,054,109
 * Abgenix, Inc.                                                          2,000             22,540
   Abigail Adams National Bancorp, Inc.                                   1,375             24,750
   Abington Bancorp, Inc.                                                25,700            980,712
*# Abiomed, Inc.                                                         90,891            671,594
 * Ablest, Inc.                                                          13,500             73,575
   Abrams Industries, Inc.                                               17,100             70,965
 * Acacia Research-Acacia Technologies Common Stock                      68,050            374,275
 * Acacia Research-CombiMatrix Corp.                                     34,190            137,786
 * Access Pharmaceuticals, Inc.                                           1,900              9,025
*# Acclaim Entertainment, Inc.                                          117,200             76,180
 * Ace Cash Express, Inc.                                               108,875          2,100,090
 * Ace Comm Corp.                                                        78,700            190,454
   Aceto Corp.                                                           86,250          1,664,539
 * Aclara Biosciences, Inc.                                              57,200            183,040
 * Acme Communications, Inc.                                            120,000          1,020,000
 * Acme United Corp.                                                     30,407            159,637
 * ACT Manufacturing, Inc.                                                1,000                 20
 * ACT Teleconferencing, Inc.                                            36,200             59,730
 * Actel Corp.                                                           98,200          2,691,662
   Action Performance Companies, Inc.                                    80,500          1,563,310
 * ActivCard Corp.                                                       39,241            341,004
 * Active Power, Inc.                                                   195,500            656,880
 * Actuant Corp.                                                         90,880          2,821,824
 * Actuate Corp.                                                        150,600            474,390
 * Adams Resources & Energy, Inc.                                        68,450            795,389
 * ADE Corp.                                                             81,400          2,047,210
 * Adept Technology, Inc.                                                30,600             55,080
 * Administaff, Inc.                                                    131,600          1,968,736
 * Adolor Corp.                                                         271,636          5,359,378
 * Advanced Digital Information Corp.                                    22,600            342,842
*# Advanced Energy Industries, Inc.                                     131,440          3,470,016
*# Advanced Magnetics, Inc.                                              64,200            914,850
   Advanced Marketing Services, Inc.                                    132,075          1,538,674
 * Advanced Medical Optics, Inc.                                         57,500          1,133,325
 * Advanced Neuromodulation Systems, Inc.                                32,192          1,358,180
 * Advanced Nutraceuticals, Inc.                                            475                233
 * Advanced Photonix, Inc. Class A                                       68,300            171,433
 * Advanced Power Technology, Inc.                                       73,800    $       605,898
   Advanta Corp. Class A                                                 58,683            736,472
   Advanta Corp. Class B Non-Voting                                      89,046          1,143,351
*# Advantage Marketing Systems, Inc.                                      1,400              7,672
 * Advent Software, Inc.                                                135,161          2,366,669
 * Aehr Test Systems                                                     57,400            222,081
 * AEP Industries, Inc.                                                  60,750            439,222
 * Aeroflex, Inc.                                                       277,600          3,522,744
*# Aerosonic Corp.                                                       33,100            375,685
 * Aether Systems, Inc.                                                 192,447            956,462
 * Aetrium, Inc.                                                         88,200            313,110
 * AFC Enterprises, Inc.                                                  9,700            167,325
 * Affinity Technology Group, Inc.                                        1,700                150
 * Aftermarket Technology Corp.                                         151,100          2,011,141
 * AG Services America, Inc.                                             45,000            380,250
 * Agile Software Corp.                                                 223,658          2,458,001
 * Agility Capital, Inc.                                                 13,400                 87
   Agilysys, Inc.                                                       144,379          1,625,708
 * Air Methods Corp.                                                     70,800            640,740
 * Airnet Systems, Inc.                                                  97,000            338,530
 * Airspan Networks, Inc.                                                15,500             37,355
 * AK Steel Holding Corp.                                               170,000            510,000
*# Akamai Technologies, Inc.                                              4,087             54,848
 * Akorn, Inc.                                                          202,000            373,700
*# Aksys, Ltd.                                                          133,600            967,264
   Alabama National Bancorporation                                       32,300          1,744,200
   Alamo Group, Inc.                                                     70,700          1,041,411
 * Alaska Air Group, Inc.                                                95,200          2,737,952
 * Alaska Communications Systems Group, Inc.                            198,600            990,815
 * Albany Molecular Research, Inc.                                      143,146          2,018,359
 * Alcide Corp.                                                          18,000            278,280
 * Alderwoods Group, Inc.                                                21,000            186,060
 * Aldila, Inc.                                                          33,233            117,977
 * Alexion Pharmaceuticals, Inc.                                         98,400          1,845,000
   Alico, Inc.                                                           53,400          1,863,660
 * Align Technology, Inc.                                               131,889          2,375,321
 * All American Semiconductor, Inc.                                      45,940            208,108
   Allegheny Technologies, Inc.                                          74,300            609,260
   Allegiant Bancorp, Inc.                                               74,988          2,103,413
   Allen Organ Co. Class B                                                4,700            224,425
   Alliance Bancorp of New England, Inc.                                    438             17,389
 * Alliance Imaging, Inc.                                               317,000          1,220,450
 * Alliance Semiconductor Corp.                                         157,518          1,301,099
 * Allied Defense Group, Inc.                                            42,040            884,101
 * Allied Healthcare International, Inc.                                146,800            816,208
 * Allied Healthcare Products, Inc.                                      65,800            267,148
 * Allied Holdings, Inc.                                                 73,100            335,529
 * Allied Motion Technologies, Inc.                                      34,580            153,189
*# Allos Therapeutics, Inc.                                             116,600            319,484
 * Allou Health Care, Inc. Class A                                       56,700              2,892
 * Alloy, Inc.                                                          158,880            854,774
 * Allscripts Healthcare Solutions, Inc.                                190,500          1,034,415
 * Almost Family, Inc.                                                   11,500             97,175
 * Alpha Technologies Group, Inc.                                        87,500            126,875
   Alpine Group, Inc.                                                   142,900            136,469
 * Alteon, Inc.                                                         231,200            390,728
*# Alterra Healthcare Corp.                                             139,000                 18

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Altris Software, Inc.                                                 10,973    $         6,145
   Ambassadors Group, Inc.                                               70,300          1,503,014
   Ambassadors, Inc.                                                     70,300            919,524
 * AMC Entertainment, Inc.                                              165,500          2,507,325
 * Amcast Industrial Corp.                                               86,800            203,980
   Amcol International Corp.                                            128,700          1,842,984
   Amcore Financial, Inc.                                                 7,200            196,200
*# Amedisys, Inc.                                                        13,700            189,882
 * AMEN Properties, Inc.                                                 12,375             23,265
*# Amerco, Inc.                                                          13,605            371,144
 * America Services Group, Inc.                                          29,000            959,900
*# America West Holdings Corp. Class B                                  150,300          2,269,530
 * American Banknote Corp.                                                  595                390
   American Biltrite, Inc.                                               57,850            389,330
 * American Building Control, Inc.                                      108,300            184,110
 # American Business Financial Services, Inc.                            32,428            133,636
 * American Claims Evaluation, Inc.                                       3,100              6,324
 * American Dental Partners, Inc.                                        53,300            559,650
 * American Ecology Corp.                                               106,400            493,696
 * American Healthways, Inc.                                            115,050          5,329,116
   American Home Mortgage Holdings, Inc.                                 78,300          1,757,052
 * American Indemnity Financial Escrow                                   16,700             16,700
 * American Independence Corp.                                           14,733            159,706
 * American Locker Group, Inc.                                           32,200            391,230
 * American Management Systems, Inc.                                     11,600            172,956
 * American Medical Electronics, Inc. (Escrow-Bonus)                    102,100                  0
 * American Medical Electronics, Inc. (Escrow-Earnings)                 102,100                  0
 * American Medical Security Group, Inc.                                101,000          2,271,490
 * American Medical Systems Holdings, Inc.                              176,200          4,005,026
 * American Pacific Corp.                                                66,600            629,370
 * American Physicians Capital, Inc.                                     38,300            631,950
 * American Physicians Services Group, Inc.                              36,700            302,775
*# American Retirement Corp.                                            138,600            429,660
 * American Science & Engineering, Inc.                                  61,500            796,425
   American Shared Hospital Services                                     23,800            147,560
   American Software, Inc. Class A                                      294,600          1,811,790
   American States Water Co.                                             73,100          1,774,137
 * American Superconductor Corp.                                        118,000          1,246,080
 * American Technical Ceramics Corp.                                     68,100            483,510
   American Vanguard Corp.                                                3,999            127,968
 * American West Bancorporation                                          13,394            300,026
   American Woodmark Corp.                                               64,660          3,362,320
   Americana Bancorp, Inc.                                               20,350            311,762
 * America's Car-Mart, Inc.                                              33,100            971,816
   AmeriServe Financial, Inc.                                           177,975            889,875
 * Ameristar Casinos, Inc.                                              121,450          2,824,927
   Ameron International Corp.                                            56,800          1,874,400
 * Amistar Corp.                                                         27,800             57,268
 * AML Communications, Inc.                                              61,500             74,415
 * AMN Healthcare Services, Inc.                                         41,200            699,576
   Ampco-Pittsburgh Corp.                                                81,300            871,536
 * Ampex Corp. Class A                                                    7,565             10,478
   Amrep Corp.                                                           63,710            987,505
 * Amsurg Corp.                                                          61,631          2,293,290
 * Amtech Systems, Inc.                                                   2,400             16,680
 * Amwest Insurance Group, Inc.                                          18,388    $           147
 * AMX Corp.                                                             98,000            666,400
 * Anacomp, Inc.                                                              4                 51
 * Anadigics, Inc.                                                      100,500            673,350
 * Analex Corp.                                                          11,600             39,324
   Analogic Corp.                                                        12,500            525,000
 * Analysts International Corp.                                         190,092            589,285
*# Analytical Surveys, Inc.                                               5,670             15,989
 * Anaren, Inc.                                                          97,500          1,459,575
   Anchor Bancorp Wisconsin, Inc.                                        41,490          1,040,984
 * Andersen Group, Inc.                                                  15,000             79,500
   Andersons, Inc.                                                       51,500            864,685
*# Andrew Corp.                                                         103,190          1,214,546
 * Angeion Corp.                                                          1,294              2,743
   Angelica Corp.                                                        38,800            801,220
 * Angelo & Maxie's, Inc.                                                15,333             33,809
 * Anika Therapeutics, Inc.                                              64,600            554,733
 * Ansoft Corp.                                                         115,000          1,434,050
 * AnswerThink, Inc.                                                    139,400            835,006
 * Ansys, Inc.                                                          141,000          5,441,190
 * Anthony and Sylvan Pools Corp.                                        57,410            255,474
*# Antigenics, Inc.                                                     177,659          2,192,312
 * AP Pharma, Inc.                                                      197,000            417,837
 * APA Optics, Inc.                                                      41,400            103,500
 * APAC Teleservices, Inc.                                              389,119          1,093,424
*# Aphton Corp.                                                         111,261            684,255
   Apogee Enterprises, Inc.                                             241,900          2,861,677
   Applica, Inc.                                                        105,700            771,610
 * Applied Extrusion Technologies, Inc.                                 114,200            284,358
 * Applied Films Corp.                                                   65,401          2,170,659
 * Applied Imaging Corp.                                                 48,000             67,200
   Applied Industrial Technologies, Inc.                                 86,100          2,040,570
 * Applied Innovation, Inc.                                             143,500            934,185
 * Applied Molecular Evolution, Inc.                                     94,600          1,678,204
   Applied Signal Technologies, Inc.                                     94,700          2,064,460
 * Applix, Inc.                                                         123,000            447,720
 * Apropos Technology, Inc.                                              86,300            345,200
 * aQuantive, Inc.                                                       81,507            843,597
 * Aquila, Inc.                                                          20,000             71,600
*# Aradigm Corp.                                                        145,300            268,805
   Arch Chemicals, Inc.                                                  96,749          2,214,585
   Arctic Cat, Inc.                                                      67,200          1,597,344
*# Ardent Communications, Inc.                                          175,300              1,227
 * Arena Pharmaceuticals, Inc.                                          124,603            858,515
 * Argonaut Group, Inc.                                                  94,200          1,507,200
 * Argonaut Technologies, Inc.                                           97,100            122,346
 * Ariad Pharmaceuticals, Inc.                                          204,700          1,688,775
 * Ark Restaurants Corp.                                                 21,400            271,780
 * Arlington Hospitality, Inc.                                           60,600            230,886
 * Armor Holdings, Inc.                                                 121,800          2,953,650
*# Armstrong Holdings, Inc.                                              66,000             57,420
*# Arotech Corp.                                                          1,400              3,598
 * Arqule, Inc.                                                         122,700            603,684
 * Array BioPharma, Inc.                                                111,520            585,480
   Arrhythmia Research Technology, Inc.                                  16,475            229,002
 * Arris Group, Inc.                                                    429,300          2,768,985
   Arrow Financial Corp.                                                 84,512          2,345,208
 * Art Technology Group, Inc.                                            69,900            118,830
 * Artesyn Technologies, Inc.                                           208,200          1,642,698
 * Arthrocare Corp.                                                      92,861          2,284,381
*# Artificial Life, Inc.                                                    100                 14

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Artisan Components, Inc.                                             208,356    $     4,306,510
 * Artisoft, Inc.                                                        23,716            101,979
 * Arts Way Manufacturing Co., Inc.                                         100                490
 * ASA International. Ltd.                                                  196                463
   ASB Financial Corp.                                                    4,500            105,750
 * Ashworth, Inc.                                                       134,100          1,092,915
 * Aspect Communications Corp.                                          100,696          1,482,245
 * Aspect Medical Systems, Inc.                                          96,310            915,908
 * Aspen Technology, Inc.                                               180,187          1,385,638
 * Aspeon, Inc.                                                           5,600                 59
 * Astea International, Inc.                                             21,160             53,958
 * Astec Industries, Inc.                                                78,059          1,029,598
   Astro-Med, Inc.                                                       50,575            817,798
 * Astronics Corp.                                                       36,681            181,388
 * Astronics Corp. Class B                                               13,755             72,214
*# AstroPower, Inc.                                                      18,050             12,996
 * ASV, Inc.                                                             76,750          2,173,560
 * Asyst Technologies, Inc.                                             164,100          2,994,825
 * ATA Holdings Corp.                                                   157,000          1,428,700
 * Atari, Inc.                                                          142,156            582,840
 * AtheroGenics, Inc.                                                   164,400          2,350,920
 * Atlantic American Corp.                                              157,725            417,971
 * Atlantic Coast Airlines, Inc.                                        158,993          1,737,793
 * Atlantic Premium Brands, Ltd.                                         27,000             48,600
 * Atlantis Plastics, Inc.                                               34,800            380,016
*# Atlas Air Worldwide Holdings, Inc.                                   125,000             82,500
 * ATP Oil & Gas Corp.                                                  110,205            557,637
   Atrion Corp.                                                          15,400            739,200
 * Atrix Labs, Inc.                                                     108,406          2,196,306
 * ATS Medical, Inc.                                                     14,200             53,392
 * Atwood Oceanics, Inc.                                                 63,400          1,628,746
 * Audiovox Corp. Class A                                                90,890          1,260,644
 * August Technology Corp.                                               80,900          1,618,000
 * Ault, Inc.                                                            40,100            108,270
 * Aurora Foods, Inc.                                                    53,246                852
*# Authentidate Holding Corp.                                           105,900          1,347,048
 * autobytel.com, Inc.                                                  168,914          1,631,709
 * Avalon Holding Corp. Class A                                          15,475             40,312
*# Avanex Corp.                                                         231,900          1,099,206
*# Avanir Pharmaceuticals Class A                                        69,500            100,775
 * Avant Immunotherapeutics, Inc.                                       146,030            384,059
 * Avatar Holdings, Inc.                                                 47,000          1,590,950
 * Avatech Solutions, Inc.                                               12,186              3,046
*# Avi Biopharma, Inc.                                                  140,300            687,470
 * Aviall, Inc.                                                         171,950          2,751,200
 * Avici Systems Inc.                                                    30,131            259,127
 * Avigen, Inc.                                                          94,600            614,900
 * Avteam, Inc. Class A                                                  82,500                 87
 * Aware, Inc.                                                          110,400            367,632
 * Axcelis Technologies, Inc.                                            55,842            640,508
*# Axonyx, Inc.                                                           1,200              4,584
 * Axsys Technologies, Inc.                                              49,800            692,718
 * AXT, Inc.                                                             59,200            202,464
 * AZZ, Inc.                                                             59,726            727,463
   Badger Meter, Inc.                                                    64,600          2,428,960
 * Badger Paper Mills, Inc.                                                 200                922
   Bairnco Corp.                                                        105,400            703,018
 * Baker (Michael) Corp.                                                 61,614            653,108
 * Baker (Michael) Corp. Class B                                         15,400            163,240
   Balchem Corp.                                                         24,100            551,890
 * Baldwin Technology, Inc. Class A                                     131,900            395,700
 * Ballantyne Omaha, Inc.                                               126,135    $       264,883
 * Bally Total Fitness Holding Corp.                                    152,900          1,070,300
 * Bancinsurance Corp.                                                   39,480            259,384
   Bank of Granite Corp.                                                 31,200            746,928
   Bank of The Ozarks                                                    10,400            440,960
 * Bankrate, Inc.                                                        50,700            693,576
 * BankUnited Financial Corp. Class A                                   157,600          4,010,920
   Banner Corp.                                                         116,790          2,937,268
   Barnes Group, Inc.                                                    71,800          2,148,974
 * barnesandnoble.com, inc.                                              97,792            278,707
 * Barnwell Industries, Inc.                                             10,100            256,540
 * Barrett Business Services, Inc.                                       61,800            914,640
 * Barry (R.G.) Corp.                                                   171,335          1,019,443
   Bassett Furniture Industries, Inc.                                   106,200          1,741,680
 * Bay View Capital Corp.                                               260,100          1,578,807
 * Baycorp Holdings, Ltd.                                                 4,189             55,148
 * Bayou Steel Corp. Class A                                             99,000                495
 * BCT International, Inc.                                               23,700             47,044
 * BE Aerospace, Inc.                                                   104,134            598,770
 * Beasley Broadcast Group, Inc.                                         32,136            476,320
 * Bebe Stores, Inc.                                                    104,100          2,947,071
   BEI Technologies, Inc.                                               132,200          2,335,974
   Bel Fuse, Inc. Class A                                                42,650          1,120,629
   Bel Fuse, Inc. Class B                                                93,250          2,705,182
   Belden, Inc.                                                         114,300          2,251,710
 * Bell Industries, Inc.                                                 89,000            240,300
 * Bell Microproducts, Inc.                                             121,050          1,042,240
 * Benihana, Inc.                                                        11,500            159,850
 * Benihana, Inc. Class A                                                 3,335             44,189
 * Bentley Pharmaceuticals, Inc.                                        128,550          1,574,737
   Berry Petroleum Corp. Class A                                        171,900          3,286,728
 * Bethlehem Corp.                                                          200                  9
 * Bethlehem Steel Corp.                                                  5,700                 91
 * Beverly Enterprises                                                  401,600          3,144,528
 * Beyond.com Corp.                                                       5,160                 64
   BHA Group Holdings, Inc. Class A                                      84,954          2,132,345
 * Big 4 Ranch, Inc.                                                     35,000                  0
 * Big City Radio, Inc.                                                  34,250             49,662
 * Big Dog Holdings, Inc.                                                 2,100              8,043
 * BindView Development Corp.                                           202,300            596,785
 * Bio Imaging Technologies, Inc.                                        13,300             95,095
 * Bioanalytical Systems, Inc.                                            8,700             38,628
 * Biocryst Pharmaceuticals, Inc.                                       179,700          1,471,743
*# BioLase Technology, Inc.                                              96,950          1,189,576
 * Bio-Logic Systems Corp.                                               43,200            256,176
 * BioMarin Pharmaceutical, Inc.                                         43,300            318,255
 * Biomerica, Inc.                                                       23,400             10,296
 * Bionova Holdings Corp.                                                 2,900                812
 * Bio-Reference Laboratories, Inc.                                      51,300            906,471
 * BioReliance Corp.                                                     36,700          1,698,843
 * Biosite, Inc.                                                         68,100          1,828,485
 * Biosource International, Inc.                                         98,400            718,320
 * Biospecifics Technologies Corp.                                       39,000             61,659
 * BioSphere Medical, Inc.                                               60,700            182,707
 * Bitstream, Inc.                                                       81,600            345,168
   Blair Corp.                                                           68,800          1,720,000
 * Blonder Tongue Laboratories, Inc.                                     76,500            244,800
 * Blount International, Inc.                                            35,400            212,754
 * Blue Coat Systems, Inc.                                               39,472            828,517
 * Blue Rhino Corp.                                                     138,300          1,739,814
 * Bluegreen Corp.                                                      226,829          1,429,023

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * BMC Industries, Inc.                                                 142,200    $         7,110
 * BNS Co. Class A                                                       26,480            148,288
 * Boca Resorts, Inc.                                                   133,206          1,902,182
 * Bogen Communications International, Inc.                              64,200            314,580
*# Bolder Technologies Corp.                                             40,300                103
 * Bolt Technology Corp.                                                 44,700            172,095
 * Bombay Co., Inc.                                                     299,600          3,064,908
 * Bone Care International, Inc.                                         63,601            858,613
 * Bontex, Inc.                                                           2,200              1,320
   Bon-Ton Stores, Inc.                                                 111,900          1,499,460
 * Books-a-Million, Inc.                                                174,200            783,900
   Boston Acoustics, Inc.                                                52,950            540,619
 * Boston Beer Company, Inc. Class A                                    132,900          2,445,360
 * Boston Biomedical, Inc.                                               39,300             98,250
 * Boston Communications Group, Inc.                                    131,800          1,186,200
   Boston Private Financial Holdings, Inc.                              101,000          2,618,930
   Bostonfed Bancorp, Inc.                                               36,100          1,167,835
 * Bottomline Technologies, Inc.                                         72,996            656,964
   Bowl America, Inc. Class A                                            55,406            761,832
   Bowne & Co., Inc.                                                    150,868          2,223,794
 * Boyd Brothers Transportation, Inc.                                    13,000             69,355
 * Boyds Collection, Ltd.                                               438,500          1,885,550
*# Bradley Pharmaceuticals, Inc. Class A                                 45,649          1,073,664
 * Brass Eagle, Inc.                                                     55,500            512,820
 * Braun Consulting, Inc.                                                52,500            131,250
*# Breed Technologies, Inc.                                               5,600                168
   Bridgford Foods Corp.                                                 91,467            768,414
 * Brigham Exploration Co.                                              109,900            786,774
 * Brightpoint, Inc.                                                     81,877          1,839,776
 * BrightStar Information Technology Group, Inc.                         67,900              6,790
 * Brillian Corp.                                                        23,600            188,092
*# Brilliant Digital Entertainment, Inc.                                141,500             60,845
*# BriteSmile, Inc.                                                       1,880             56,870
 * Broadview Media, Inc.                                                 15,800            114,550
 * BroadVision, Inc.                                                     96,560            453,832
 * Brookstone, Inc.                                                     113,850          2,702,799
 * Brooktrout, Inc.                                                     109,050          1,605,216
   Brown Shoe Company, Inc.                                             134,400          4,694,592
 * Bruker BioSciences Corp.                                             244,900          1,219,602
 * Brush Engineered Materials, Inc.                                      73,800            994,824
   Bryn Mawr Bank Corp.                                                   5,600            133,000
   BSB Bancorp, Inc.                                                    123,106          3,982,479
 * BSQUARE Corp.                                                         23,700             35,076
 * BTU International, Inc.                                               79,100            333,011
 * Buca, Inc.                                                            75,400            426,010
 * Buckeye Technology, Inc.                                             138,890          1,418,067
   Buckle, Inc.                                                         101,800          2,227,384
   Building Materials Holding Corp.                                     121,300          1,837,695
 * Bull Run Corp.                                                        23,390             25,495
 * Bush Industries, Inc. Class A                                         94,700            322,927
 * Butler International, Inc.                                            69,690            109,414
   Butler Manufacturing Co.                                              50,000          1,035,500
   C & D Technologies, Inc.                                             114,700          2,296,294
   C & F Financial Corp.                                                    100              4,550
 * C-COR.net Corp.                                                      164,560          1,941,808
*# C-Phone Corp.                                                         60,300                693
 * Cable Design Techologies Corp.                                       219,200          2,227,072
 * Cache, Inc.                                                           56,300    $     1,215,461
   Cadmus Communications Corp.                                           67,100            815,265
 * Cagle's, Inc. Class A                                                 94,800            684,930
   Calavo Growers                                                         5,230             58,158
   Calgon Carbon Corp.                                                  175,500          1,079,325
 * California Amplifier, Inc.                                            65,500            641,245
 * California Coastal Communities, Inc.                                  63,600            702,780
   California First National Bancorp                                     79,100            913,209
 * California Micro Devices Corp.                                       137,200          1,177,176
 * California Pizza Kitchen, Inc.                                        85,000          1,572,500
   California Water Service Group                                        67,347          1,761,798
 * Caliper Technologies Corp.                                           120,350            769,036
 * Callon Petroleum Corp.                                               121,600          1,118,720
 * Calloways Nursery, Inc.                                                1,700              1,003
 # Cal-Maine Foods, Inc.                                                 82,000          1,741,680
 * Calton, Inc.                                                          29,050             21,787
 * CAM Commerce Solutions, Inc.                                          11,300             77,970
 * Cambridge Heart, Inc.                                                 70,100             80,615
   Camco Financial Corp.                                                 17,471            309,062
 * Candela Corp.                                                         90,351          1,854,906
*# Candies, Inc.                                                        111,021            225,373
 * Candlewood Hotel Co., Inc.                                             3,100                124
*# Cannon Express, Inc. Class A                                              50                 61
 * Cannondale Corp.                                                      75,600             15,120
 * Cantel Medical Corp.                                                  69,756          1,096,564
 * Canterbury Consulting Group, Inc.                                      8,928              8,437
 * Canyon Resources Corp.                                                28,100            109,590
 * Capital Corp. of the West                                             12,533            478,134
 * Capital Crossing Bank                                                 44,300          1,868,530
 * Capital Pacific Holdings, Inc.                                        87,000            295,800
 * Capital Senior Living Corp.                                          177,900          1,085,190
   Capitol Bancorp, Ltd.                                                 40,500          1,166,400
 * Caprius, Inc.                                                          2,010                402
 * Captaris, Inc.                                                       158,600            940,498
 * Captiva Software Corp.                                                44,400            582,572
 * Caraustar Industries, Inc.                                           119,059          1,387,037
   Carbo Ceramics, Inc.                                                  31,400          1,371,866
 * Cardiac Sciences, Inc.                                               275,340            982,964
 * Cardima, Inc.                                                         19,500             20,670
 * CardioDynamics International Corp.                                   208,949          1,358,168
*# CardioGenesis Corp.                                                  276,400            215,592
 * Cardiotech International, Inc.                                       117,160            734,593
 * CareCentric, Inc.                                                     33,815             25,361
 * Career Blazers, Inc. Trust Units                                       4,360                  0
 * Career Education Corp.                                                     1                 51
   Carpenter Technology Corp.                                           100,200          2,685,360
 * Carreker Corp.                                                       131,700          1,970,232
 * Carriage Services, Inc. Class A                                      110,700            364,203
 * Carrier Access Corp.                                                  64,625            962,912
 * Carrington Laboratories, Inc.                                         73,900            314,814
*# Carrizo Oil & Gas, Inc.                                               83,000            622,500
   Cascade Corp.                                                        117,750          3,155,700
   Cascade Natural Gas Corp.                                             98,400          1,968,000
 * Casella Waste Systems, Inc. Class A                                  101,544          1,360,690
   Cash America International, Inc.                                     121,740          2,359,321
 * Castle (A.M.) & Co.                                                   74,225            341,435
   Castle Energy Corp.                                                   50,800            289,560
*# Casual Male Retail Group, Inc.                                       189,800          1,632,280
 * Catalina Lighting, Inc.                                               11,080            135,630
 * Catalyst International, Inc.                                          74,700            112,050
 * Catalytica Energy Systems, Inc.                                       24,200             84,700

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Catapult Communications Corp.                                         57,818    $       874,208
   Cato Corp. Class A                                                    86,800          1,812,384
 * Cavalier Homes, Inc.                                                 148,500            423,225
   Cavalry Bancorp, Inc.                                                    300              5,829
 * Cavco Industries, Inc.                                                11,506            270,391
   CB Bancshares, Inc. HI                                                 3,748            237,173
   CCA Industries, Inc.                                                  34,700            259,382
   CCBT Financial Companies, Inc.                                        79,900          2,116,551
 * CCC Information Services Group, Inc.                                  13,100            220,866
 * CD Warehouse, Inc.                                                     5,600                 11
 * CD&L, Inc.                                                            13,100             10,742
   CDI Corp.                                                             53,370          1,809,243
 * Celadon Group, Inc.                                                   76,100          1,034,960
 * Celebrity, Inc. Escrow Shares                                         13,500                  0
 * Celeritek, Inc.                                                       55,400            445,970
 * Cell Genesys, Inc.                                                   176,505          2,301,625
*# Cell Therapeutics, Inc.                                              178,700          1,608,300
 * Cellegy Pharmaceuticals, Inc.                                        179,200            510,720
 * CellStar Corp.                                                        91,584          1,259,280
 * Centene Corp.                                                         68,950          2,116,765
 * Centennial Communications Corp.                                       35,800            176,136
   Center Bancorp, Inc.                                                   5,000            106,150
   Center Finl CO                                                         6,328            158,010
*# CenterSpan Communication Corp.                                        38,300              2,681
 * Centillium Communications, Inc.                                      161,029            885,659
 * Centra Software, Inc.                                                 94,582            340,495
   Central Bancorp, Inc.                                                 10,000            355,100
 * Central European Distribution Corp.                                   47,881          1,504,421
 * Central Garden & Pet Co.                                              75,724          2,007,443
   Central Pacific Financial Corp.                                       71,300          1,967,880
   Central Parking Corp.                                                 80,432          1,122,026
   Central Vermont Public Service Corp.                                 141,200          3,374,680
   Centrue Financial Corp.                                                3,000             88,350
 * Century Aluminum Co.                                                 113,400          1,882,440
   Century Bancorp Income Class A                                         7,600            282,796
 * Century Business Services, Inc.                                      136,115            632,935
 * Cepheid, Inc.                                                        156,748          1,211,662
 * Ceradyne, Inc.                                                        79,904          3,412,700
   Cerberonics, Inc. Class A                                              3,500             38,850
 * Ceres Group, Inc.                                                     42,800            223,416
 * Cerus Corp.                                                           96,800            329,120
   CFS Bancorp, Inc.                                                     54,278            768,034
 * Chad Therapeutics                                                      9,300             25,156
 * Champion Enterprises, Inc.                                           331,000          2,389,820
   Champion Industries, Inc.                                             93,200            404,395
 * Championship Auto Racing Teams, Inc.                                  48,000             25,440
 * Champps Entertainment, Inc.                                          109,710            759,193
 * Channell Commercial Corp.                                             21,100             98,115
 * Charles and Colvard, Ltd.                                             70,900            345,992
 * Charles River Associates, Inc.                                        48,100          1,570,465
 * Charlotte Russe Holding, Inc.                                         95,600          1,438,780
 * Charming Shoppes, Inc.                                                21,695            135,160
 * Chart Industries                                                         151              4,530
   Chase Corp.                                                           24,200            302,984
 * Chattem, Inc.                                                        177,800          2,848,356
 * Chaus (Bernard), Inc.                                                 15,260             15,565
 * Checkers Drive-In Restaurant, Inc.                                    54,300            497,388
 * Checkpoint Systems, Inc.                                             144,300          2,792,205
   Cherokee, Inc.                                                        20,200            453,490
   Chesapeake Corp.                                                      67,522          1,553,006
   Chesapeake Utilities Corp.                                            53,675    $     1,347,779
   Chester Valley Bancorp                                                 7,535            169,311
 * Chicago Pizza & Brewery, Inc.                                         87,278          1,241,966
   Chicago Rivet & Machine Co.                                           20,000            532,500
 * Children's Place Retail Stores, Inc.                                 111,862          3,207,084
 * Childtime Learning Centers, Inc.                                      31,700             69,740
 * ChipPAC, Inc.                                                        291,700          2,266,509
 * Cholestech Corp.                                                     114,500            847,300
 * Chordiant Software, Inc.                                              85,955            377,342
 * ChromaVision Medical Systems, Inc.                                    44,200             48,178
 * Chromcraft Revington, Inc.                                           100,900          1,175,485
 * Chronimed, Inc.                                                      119,700          1,074,906
   Churchill Downs, Inc.                                                 17,700            649,926
 * Ciber, Inc.                                                          195,364          1,779,766
 * Cima Laboratories, Inc.                                               63,000          2,077,740
 * Ciphergen Biosystems, Inc.                                           129,533          1,348,439
 * Ciprico, Inc.                                                         49,800            251,490
   CIRCOR International, Inc.                                            40,911            900,042
 * Cirrus Logic, Inc.                                                   141,824          1,219,686
 * Citizens, Inc. Class A                                               202,959          2,009,301
   City Holding Co.                                                      71,714          2,553,018
 * CKE Restaurants, Inc.                                                440,500          3,083,500
 * Clark, Inc.                                                           77,900          1,278,339
 * Clarus Corp.                                                         142,550            996,424
 * Clayton Williams Energy, Inc.                                         67,800          1,542,450
*# Clean Harbors, Inc.                                                   97,800            902,694
*# Clearone Communications, Inc.                                         33,600             93,240
 * Cleveland Cliffs, Inc.                                                46,460          1,793,356
*# Click2learn, Inc.                                                     27,900             59,427
 * ClickAction, Inc. Escrow                                              45,200              2,260
   Clinical Data Inc.                                                     5,890             50,625
 * Closure Medical Corp.                                                 61,802          2,193,971
 * CNA Surety Corp.                                                      44,880            434,438
*# CNE Group, Inc.                                                        2,900              1,624
*# CNET Networks, Inc.                                                   29,654            221,515
   CNS, Inc.                                                            145,700          1,777,540
   Coachmen Industries, Inc.                                             95,600          1,649,100
 * Coast Dental Services, Inc.                                           19,133            122,356
   Coast Distribution System                                             40,800            226,440
   Coastal Bancorp, Inc.                                                 41,100          1,438,500
 * Coastcast Corp.                                                       75,000            150,375
   CoBiz, Inc.                                                           19,650            354,486
 * Cobra Electronics Corp.                                              118,100            839,691
 * Coeur d'Alene Mines Corp.                                            258,400          1,338,512
 * Cogent Communications Group, Inc.                                      9,029             11,015
 * Cognitronics Corp.                                                    83,175            274,477
   Cohu, Inc.                                                            95,179          2,000,663
 * Coinstar, Inc.                                                        96,700          1,627,461
 * Coldwater Creek, Inc.                                                132,525          1,903,059
   Cole (Kenneth) Productions, Inc. Class A                              50,400          1,506,960
 * Cole National Corp. Class A                                          104,300          2,188,214
 * Collagenex Pharmaceuticals, Inc.                                      90,500            937,580
 * Collins & Aikman Corp.                                               128,220            457,745
   Collins Industries, Inc.                                              65,825            355,455
   Columbia Bancorp                                                       1,700             49,895
   Columbia Banking System, Inc.                                        132,175          2,775,675
 * Columbia Laboratories, Inc.                                          239,850          1,242,423
 * Columbus McKinnon Corp.                                              116,300            718,734
 * Comarco, Inc.                                                         67,800            642,744
 * Comdial Corp.                                                          7,312             21,936

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Comforce Corp.                                                       108,466    $        55,318
 * Comfort Systems USA, Inc.                                            336,100          1,616,641
*# Commerce One, Inc.                                                    34,300             39,788
   Commercial Bancshares, Inc.                                           27,043            908,104
   Commercial Metals Co.                                                149,700          3,853,278
   Commercial National Financial Corp.                                    1,600             41,192
   Commonwealth Industries, Inc.                                        144,600          1,059,918
 * Commscope, Inc.                                                       62,800          1,002,288
   Communications Systems, Inc.                                         118,600            817,154
   Community Bank System, Inc.                                           53,500          2,605,450
   Community Banks, Inc.                                                    567             21,971
   Community Bankshares, Inc.                                             2,730             51,611
   Community Trust Bancorp, Inc.                                         53,670          1,759,306
 * Community West Bancshares                                             23,200            193,952
 * Competitive Technologies, Inc.                                       102,600            249,318
*# Compex Technologies, Inc.                                            100,400            908,620
 * Compucom Systems, Inc.                                               214,361            975,343
 * CompuCredit Corp.                                                    120,200          2,846,336
 * Compudyne Corp.                                                       34,821            343,335
 * Computer Access Technology Corp.                                     160,200            744,930
 * Computer Horizons Corp.                                              298,100          1,108,932
 * Computer Network Technology Corp.                                    122,200          1,215,890
   Computer Programs & Systems, Inc.                                     13,268            248,045
 * Computer Task Group, Inc.                                            174,600            729,828
   CompX International, Inc.                                              9,500             59,945
 * Comstock Resources, Inc.                                             211,700          3,450,710
 * Comtech Telecommunications Corp.                                     101,225          3,374,639
*# Concepts Direct, Inc.                                                  3,400              1,309
*# Conceptus, Inc.                                                       97,200          1,263,600
 * Concerto Software, Inc.                                              106,100          1,264,712
 * Concord Camera Corp.                                                 128,700          1,553,409
 * Concord Communications, Inc.                                          80,100          1,773,414
 * Concur Technologies, Inc.                                            141,747          1,410,383
 * Concurrent Computer Corp.                                            280,600          1,130,818
 * Cone Mills Corp.                                                     215,600             12,397
 * Congoleum Corp. Class A                                               35,500             23,075
 * Conmed Corp.                                                          54,400          1,156,544
   Connecticut Bancshares, Inc.                                          44,587          2,302,027
   Connecticut Water Services, Inc.                                      93,787          2,726,388
 * Connetics Corp.                                                      138,900          2,451,585
 * Conrad Industries, Inc.                                               18,700             52,640
 * Consolidated Graphics, Inc.                                           84,100          2,527,205
   Consolidated Tokoma Land Co.                                          28,400            873,300
 * Consumer Portfolio Services, Inc.                                      2,000              7,520
 * Continental Materials Corp.                                           14,900            406,621
*# Convera Corp.                                                        147,452            576,537
 * Convergence Systems, Inc.                                                 13                585
   Cooperative Bankshares, Inc.                                           5,500            140,470
 * Copper Mountain Networks, Inc.                                        21,902            206,120
 * Corautus Genetics, Inc.                                                3,614             21,214
 * Core Molding Technologies, Inc.                                       39,597            116,415
 * Corillian Corp.                                                      145,213            864,017
 * Corio, Inc.                                                          247,714            616,808
*# Corixa Corp.                                                         241,459          1,373,902
 * Cornell Companies, Inc.                                               91,400          1,151,640
 * Correctional Services Corp.                                          115,041            295,655
 * Corrpro Companies, Inc.                                               42,775             64,162
 * Corvel Corp.                                                          18,600            646,350
 * Cosine Communications, Inc.                                           44,379            343,493
 * CoStar Group, Inc.                                                    70,300          2,952,600
 * Cost-U-Less, Inc.                                                     13,600             44,880
   Cotton States Life Insurance Co.                                      22,500    $       399,397
   Courier Corp.                                                         63,075          3,501,293
 * Covansys Corp.                                                       132,400          1,191,600
 * Covenant Transport, Inc. Class A                                      91,000          1,714,440
 * Cover-All Technologies, Inc.                                           9,432              5,282
   Covest Bancshares, Inc.                                               42,600          1,166,388
 * Covista Communications, Inc.                                          21,500             59,125
   CPAC, Inc.                                                            52,178            322,408
 * CPI Aerostructures, Inc.                                              22,533            270,396
   CPI Corp.                                                             39,200            903,560
   Craftmade International, Inc.                                         62,550          1,673,212
   Crawford & Co. Class A                                                94,400            676,848
   Crawford & Co. Class B                                               132,500            960,625
 * Cray, Inc.                                                            44,300            463,821
*# Credence Systems Corp.                                                41,767            541,300
 * Credit Acceptance Corp.                                               85,102          1,276,530
 * Criticare Systems, Inc.                                               49,100            166,940
 * Cross (A.T.) Co. Class A                                             130,600            852,818
 * Cross Country Healthcare, Inc.                                       134,952          2,010,785
 * Crossroads Systems, Inc.                                              62,704            191,874
 * Crown Andersen, Inc.                                                  11,600             27,260
 * Crown Financial Group, Inc.                                           72,600            183,678
 * Crown Media Holdings, Inc.                                            23,718            208,956
 * Crown Resources Corp.                                                 13,540             35,746
*# Cryolife, Inc.                                                       148,450            795,692
 * CSG Systems International, Inc.                                       85,400            989,786
*# CSK Auto Corp.                                                       270,400          4,932,096
 * CSP, Inc.                                                             78,328            413,572
   CSS Industries, Inc.                                                  32,250            958,147
   CT Communications, Inc.                                               82,474          1,179,378
   CTS Corp.                                                            159,219          1,952,025
   Cubic Corp.                                                          162,150          4,796,397
 * Cubist Pharmaceuticals, Inc.                                         146,600          1,820,772
 * Culp, Inc.                                                           153,380          1,727,059
 * CUNO, Inc.                                                            10,750            458,057
 * CuraGen Corp.                                                        174,434          1,098,934
 * Curative Health Services Inc.                                         76,900            998,162
 * Curis, Inc.                                                          148,400            807,296
 * Cutter & Buck, Inc.                                                  112,600            872,650
*# CV Therapeutics, Inc.                                                 16,400            294,708
 * Cyberguard Corp.                                                      45,806            393,428
 * Cyberonics, Inc.                                                      90,900          2,498,841
 * Cyberoptics Corp.                                                     58,800            585,648
 * Cybersource Corp.                                                    521,100          2,589,867
 * Cybex International, Inc.                                             75,950             94,178
 * Cycle Ctry Acc                                                         5,300             24,327
 * Cygnus, Inc.                                                          15,800              1,422
 * Cysive, Inc.                                                         237,500            764,750
*# Cytogen Corp.                                                         47,290            534,377
*# Cytrx Corp.                                                            6,400             14,144
   D & K Healthcare Resources, Inc.                                      65,400            884,208
 * D A Consulting Group, Inc.                                            55,900              4,472
 * Daily Journal Corp.                                                      200              6,065
 * Daisytek International Corp.                                          14,800                481
 * Daktronics, Inc.                                                     167,400          3,107,111
*# Dan River, Inc. Class A                                              214,700            165,319
 * Danielson Holding Corp.                                              102,553            145,625
 * Darling International, Inc.                                          368,800          1,025,264
 * Data I/O Corp.                                                        77,000            264,803
 * Data Systems & Software, Inc.                                         86,500            241,335
 * Datakey, Inc.                                                         11,700              6,786

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Datalink Corp.                                                        51,500    $       200,335
 * Dataram Corp.                                                         84,150            354,271
   Datascope Corp.                                                       66,466          2,311,687
 * Datastream Systems, Inc.                                             126,600            943,170
 * Datatec Systems, Inc.                                                  6,100              7,076
 * DataTRAK International, Inc.                                          28,900            182,070
 * Datawatch Corp.                                                        9,244             51,859
 * Dave and Busters, Inc.                                               121,200          1,685,892
 * Daw Technologies, Inc.                                                 6,300                  1
 * Dawson Geophysical Co.                                                41,200            335,368
 * Daxor Corp.                                                           46,400            705,280
   Deb Shops, Inc.                                                      100,300          1,987,946
 * Deckers Outdoor Corp.                                                 64,900          1,090,320
 * Decora Industries, Inc.                                                9,400                141
   Decorator Industries, Inc.                                            20,587            130,007
 * Del Global Technologies Corp.                                         79,121            189,890
 * Del Laboratories, Inc.                                               168,557          4,070,665
 * Delphax Technologies, Inc.                                            52,900            167,693
   Delta Apparel, Inc.                                                   38,640            635,628
 * Delta Financial Corp.                                                 25,500            182,580
   Delta Natural Gas Co., Inc.                                           18,800            438,604
 * Delta Woodside Industries, Inc.                                       51,000             88,740
   Deltic Timber Corp.                                                   46,700          1,322,544
 * Denali, Inc.                                                          33,100                  0
 * Dendreon Corp.                                                       198,010          1,568,239
 * Dendrite International, Inc.                                         165,500          2,830,050
 * Department 56, Inc.                                                  115,950          1,638,373
 * DepoMed, Inc.                                                        112,000            760,480
 * Detrex Corp.                                                          10,200             15,555
 * Devcon International Corp.                                            29,000            207,350
 * DHB Industries, Inc.                                                 174,700          1,313,744
*# Diametrics Medical, Inc.                                             197,500            108,625
 * DiamondCluster International, Inc.                                    69,400            656,524
 * Diedrich Coffee, Inc.                                                 28,025            113,501
 * Digene Corp.                                                          63,500          2,524,125
 * Digi International, Inc.                                             149,333          1,279,784
 * Digimarc Corp.                                                        81,094          1,144,236
*# Digital Angel Corp.                                                   18,900             42,525
 * Digital Generation Systems, Inc.                                     307,900            575,773
 * Digital Impact, Inc.                                                  52,700            148,614
 * Digital Insight Corp.                                                139,100          3,306,407
 * Digital Lightwave, Inc.                                                  600                564
 * Digital River, Inc.                                                   41,200            948,012
*# DigitalThink Inc.                                                    241,043            718,308
 * Digitas, Inc.                                                        184,623          1,608,066
   Dime Community Bancorp, Inc.                                          34,025          1,046,269
   Dimon, Inc.                                                          215,200          1,452,600
 * Diodes, Inc.                                                         136,350          2,774,722
 * Directrix, Inc.                                                        8,950                 76
 * Discovery Partners International                                      98,992            571,085
 * Display Technologies, Inc.                                            44,255                108
 * Ditech Communications Corp.                                          134,671          2,363,476
 * Diversa Corp.                                                        186,444          1,566,130
 * Diversified Corporate Resources, Inc.                                  1,200                888
 * Dixie Group, Inc.                                                     98,900            801,090
 * Dixon Ticonderoga Co.                                                 26,750             98,975
 * DJ Orthopedics, Inc.                                                  35,200            913,440
 * DLB Oil & Gas, Inc.                                                    7,600                  0
 * Docent, Inc.                                                          23,400            114,192
 * DocuCorp International, Inc.                                         105,300          1,050,894
 * Document Sciences Corp.                                               15,400             69,300
 * Dollar Thrifty Automotive Group, Inc.                                100,600    $     2,540,150
 * Dominion Homes, Inc.                                                  44,100          1,341,081
   Donegal Group, Inc. Class A                                           38,280            769,428
   Donegal Group, Inc. Class B                                           19,140            361,555
 * Dot Hill Systems Corp.                                                90,680          1,546,094
*# DOV Pharmaceutical, Inc.                                              50,406            540,856
   Dover Downs Gaming & Entertainment, Inc.                               3,570             32,487
   Dover Motorsports, Inc.                                               59,600            249,128
 * DPAC Technologies Corp.                                              209,000            392,920
 * Drew Industries, Inc.                                                 95,100          2,561,994
*# Drexler Technology Corp.                                             105,650          1,580,524
 * Dril-Quip, Inc.                                                       77,000          1,151,150
 * Driver-Harris Co.                                                      9,898                495
 * DRS Technologies, Inc.                                                88,174          2,336,611
 * Drugstore.com, Inc.                                                  240,500          1,601,730
 * DSP Group, Inc.                                                       92,000          2,216,280
 * DT Industries, Inc.                                                  101,500            109,620
 * DualStar Technologies Corp.                                           21,500              8,707
 * Duane Reade, Inc.                                                    108,200          1,501,816
 * Duckwall-ALCO Stores, Inc.                                            41,200            616,764
 * Ducommun, Inc.                                                        95,100          2,117,877
 * DuPont Photomasks, Inc.                                               81,590          1,894,520
 * Dura Automotive Systems, Inc.                                         70,200            723,762
 * DuraSwitch Industries, Inc.                                            8,800             18,172
 * Duratek, Inc.                                                        124,000          1,244,960
*# Durect Corp.                                                          56,085            126,191
 * DUSA Pharmaceuticals, Inc.                                            62,808            337,279
 * DVI, Inc.                                                            103,300              7,231
 * Dyax Corp.                                                           109,800            663,192
*# Dynacq Healthcare, Inc.                                               67,234          1,241,072
 * Dynamex, Inc.                                                         13,300            136,990
 * Dynamic Materials Corp.                                               14,700             44,835
 * Dynamics Research Corp.                                               66,100          1,067,449
*# E Com Ventures, Inc.                                                  10,825            127,302
 * E-Loan, Inc.                                                         267,700            835,224
   E-Z-EM, Inc.                                                          86,424            998,197
 * E.piphany, Inc.                                                      185,536          1,465,734
 * Eagle Food Centers, Inc.                                              22,550                507
   Eastern Co.                                                           34,000            487,560
 * EasyLink Services Corp.                                               27,519             36,325
 * Eateries, Inc.                                                        23,200             75,400
 * Echelon Corp.                                                        162,971          1,963,801
 * Ecogen, Inc.                                                           5,690                853
 * eCollege.com                                                         134,700          2,990,340
   Ecology & Environment, Inc. Class A                                   13,900            133,162
   Edelbrock Corp.                                                       49,170            584,631
 * EDGAR Online, Inc.                                                    14,400             28,800
 * Edge Petroleum Corp.                                                  52,400            416,056
 * Edgewater Technology, Inc.                                            70,674            350,543
   Edo Corp.                                                             88,700          1,844,960
   Educational Development Corp.                                         15,400            175,560
 * Educational Insights, Inc.                                            47,300             26,724
   EFC Bancorp, Inc.                                                     15,800            356,448
*# EFJ, Inc.                                                              9,000             42,750
 * eFunds Corp.                                                         102,188          1,772,962
 * El Paso Electric Co.                                                  20,000            254,000
 * Elcom International, Inc.                                            128,400             28,248
 * Electro Rent Corp.                                                    53,617            745,276
 * Electro Scientific Industries, Inc.                                   74,818          1,799,373
   Electro Sensors, Inc.                                                  3,450             14,662

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Electroglas, Inc.                                                     91,800    $       362,610
 * Electronics Boutique Holdings Corp.                                   56,400          1,372,776
 * Elizabeth Arden, Inc.                                                122,400          2,485,944
   ElkCorp                                                               88,100          2,239,502
 * eLoyalty Corp.                                                        10,200             36,720
 * ELXSI Corp.                                                            7,100             31,950
 * Embarcadero Technologies, Inc.                                       119,343          1,722,119
 * Embrex, Inc.                                                         121,700          1,549,241
   EMC Insurance Group, Inc.                                             85,100          1,740,295
 * Emcor Group, Inc.                                                      6,200            254,820
 * EMCORE Corp.                                                          76,441            388,320
 * Emerging Vision, Inc.                                                145,200             21,780
 * Emeritus Corp.                                                       146,300            939,246
 * Emerson Radio Corp.                                                  121,278            425,686
 * Emisphere Technologies, Inc.                                          80,300            481,800
 # Empire District Electric Co.                                         101,000          2,137,160
 * EMS Technologies, Inc.                                               118,499          2,518,104
 * En Pointe Technologies, Inc.                                          57,200            105,763
 * Encore Acquisition Co.                                                 8,900            191,884
 * Encore Medical Corp.                                                  35,300            239,334
 * Encore Wire Corp.                                                    149,650          2,535,071
 * Encysive Pharmaceuticals, Inc.                                       221,200          1,656,788
*# Endocardial Solutions, Inc.                                          104,100            782,832
*# Endocare, Inc.                                                        76,200            314,706
 * Endologix, Inc.                                                      125,888            478,374
 * Energy Conversion Devices, Inc.                                       95,000            817,000
 * Energy Partners, Ltd.                                                144,300          1,753,245
   Energy West, Inc.                                                      2,250             13,432
   EnergySouth, Inc.                                                     51,150          1,754,445
 * Enesco Group, Inc.                                                   122,400          1,325,592
 * ENGlobal Corp.                                                         3,900              8,970
 * Enherent Corp.                                                        19,400              1,794
*# Enlighten Software Solutions, Inc.                                    12,300                 18
   Ennis Business Forms, Inc.                                           223,900          3,309,242
 * EnPro Industries, Inc.                                                64,700            641,177
*# Entremed, Inc.                                                       141,690            551,174
 * Entrust, Inc.                                                        322,220          1,375,879
 * Environmental Elements Corp.                                          43,600             11,772
 * Environmental Technologies Corp.                                      39,700                992
 * Environmental Tectonics Corp.                                         59,500            464,695
 * Enzo Biochem, Inc.                                                   132,065          2,436,599
 * EP Medsystems, Inc.                                                  193,300            680,416
 * Epicor Software Corp.                                                399,728          4,952,630
*# Epimmune, Inc.                                                        63,070            115,418
 * EPIQ Systems, Inc.                                                    78,875          1,376,369
 * EPIX Medical, Inc.                                                    94,746          1,708,270
 * ePlus, Inc.                                                           33,400            417,500
 * ePresence, Inc.                                                      191,500            700,890
*# Equimed Inc. Nevis                                                     6,533                  1
 * Equity Marketing, Inc.                                                58,200            797,922
 * Equity Oil Co.                                                       131,100            456,097
 * Ergo Science Corp.                                                    36,350             72,700
   ESB Financial Corp.                                                   94,531          1,536,129
 * Esco Technologies, Inc.                                               89,476          3,802,730
 * Esperion Therapeutics, Inc.                                          119,612          2,749,880
   Espey Manufacturing & Electronics Corp.                               20,500            503,275
 * ESS Technology, Inc.                                                 170,100          2,837,268
 * Esterline Technologies Corp.                                          89,700          2,079,246
 * Ethyl Corp.                                                           28,500            581,400
 * Euronet Worldwide, Inc.                                               91,401          1,538,279
 * European Micro Holdings, Inc.                                          5,900    $           112
 * Evans & Sutherland Computer Corp.                                    100,100            467,467
 * Evans Systems, Inc.                                                    6,000                480
 * Evercel, Inc.                                                         12,466             14,336
*# Evergreen Solar, Inc.                                                 24,600             49,200
 * Everlast Worldwide, Inc.                                               5,600             15,288
   EverTrust Financial Group, Inc.                                        4,100            124,230
 * Evolving Systems, Inc.                                                71,600          1,224,360
*# Exabyte Corp.                                                         23,300             16,543
 * Exact Sciences Corp.                                                  86,120            895,648
 * Exactech, Inc.                                                        76,400          1,203,300
 * Exar Corp.                                                             8,100            157,059
 * Excel Technology, Inc.                                                81,922          2,580,543
 * EXE Technologies, Inc.                                                19,128            134,872
 * Exelixis, Inc.                                                       272,342          1,832,862
 * Exponent, Inc.                                                        70,000          1,590,400
 * Extended Systems, Inc.                                                11,600             52,780
*# Extreme Networks, Inc.                                                12,600            123,606
 * EXX, Inc. Class A                                                      1,900              5,890
 * EXX, Inc. Class B                                                        100                295
 * Ezcorp, Inc. Class A Non-Voting                                       91,900            679,141
 * Ezenia! Inc.                                                         156,500             54,775
 * F5 Networks, Inc.                                                    108,900          2,811,798
 * Fab Industries, Inc.                                                  40,200            227,130
*# Factory 2-U Stores, Inc.                                              79,293            193,475
 * Fairchild Corp. Class A                                              148,529            757,498
 * Falcon Products, Inc.                                                 78,825            373,630
*# FalconStor Software, Inc.                                            203,011          1,613,937
 * Famous Dave's of America, Inc.                                        53,100            264,969
 * Fargo Electronics                                                     99,400          1,413,468
*# Faro Technologies, Inc.                                               53,900          1,399,298
 * Featherlite, Inc.                                                     52,400            149,340
   Fedders Corp.                                                        150,282            945,274
   Federal Screw Works                                                   33,750          1,113,750
 * Female Health Co.                                                     44,000            121,000
   FFLC Bancorp                                                          32,700            967,920
 * Fibermark, Inc.                                                       85,725            152,590
*# Fiberstars, Inc.                                                      37,200            271,188
   Fidelity Bancorp, Inc. PA                                                534             13,056
   Fidelity Bankshares, Inc.                                             67,505          1,873,264
 * Fidelity Federal Bancorp                                              21,340             33,077
   Fidelity Southern Corp.                                               82,700          1,145,395
 * Filenet Corp.                                                          9,100            238,329
 * Financial Federal Corp.                                               79,100          2,601,599
 * Financial Industries Corp.                                             7,500            106,950
 * Findwhat.Com                                                          94,100          1,425,615
 * Finishmaster, Inc.                                                    64,800            613,008
 * Finlay Enterprises, Inc.                                              76,800          1,248,000
 * Firebrand Financial Group, Inc.                                       75,400                490
   First Albany Companies, Inc.                                          35,519            491,974
   First Aviation Services, Inc.                                          1,700              6,885
   First Bancorp                                                         34,014          1,054,434
 * First Cash Financial Services, Inc.                                   80,600          2,140,736
   First Charter Corp.                                                   44,183            899,566
   First Community Bancorp                                               38,078          1,404,317
 * First Consulting Group, Inc.                                         112,331            591,984
   First Defiance Financial Corp.                                        68,492          1,912,982
   First Essex Bancorp                                                   68,400          3,900,168
   First Federal Bancshares of Arkansas, Inc.                            23,400            906,750
   First Federal Capital Corp.                                           89,080          2,087,144

                                                                         SHARES             VALUE+
                                                                         ------             ------
   First Financial Holdings, Inc.                                       123,500    $     3,890,250
   First Franklin Corp.                                                     600             10,758
 * First Horizon Pharmaceutical Corp.                                   126,546          1,442,624
   First Indiana Corp.                                                  123,300          2,299,545
 * First Investors Financial Services Group, Inc.                        43,200            183,168
   First Keystone Financial, Inc.                                        16,500            441,375
   First M&F Corp.                                                        3,000            109,020
 * First Mariner Bank Corp.                                              16,400            278,472
   First Merchants Corp.                                                 81,297          2,060,879
   First Midwest Financial, Inc.                                         16,500            369,600
   First Mutual Bancshares, Inc.                                         26,792            666,853
   First Oak Brook Bancshares, Inc. Class A                              30,000            933,000
   First Place Financial Corp.                                           59,343          1,096,659
   First Republic Bank                                                  106,500          3,967,125
   First SecurityFed Financial, Inc.                                     28,500            877,486
   First Sentinel Bancorp, Inc.                                         121,983          2,315,237
   First State Bancorporation                                            15,386            530,663
   First United Corp.                                                    17,500            430,150
 * First Virtual Communications, Inc.                                    28,021             63,327
   First Years, Inc.                                                     94,700          1,303,072
   Firstbank Corp.                                                        6,300            201,600
   FirstBank NW Corp.                                                    16,097            492,407
 * FirstCity Financial Corp.                                              4,700             29,135
   FirstFed America Bancorp, Inc.                                        79,452          2,070,519
 * Firstwave Technologies, Inc.                                          19,200             96,192
 * Fischer Imaging Corp.                                                 60,600            275,730
   Flag Financial Corp.                                                  35,200            462,704
   Flamemaster Corp.                                                        247              1,660
 * Flanders Corp.                                                       255,500          1,428,245
   Flanigan's Enterprises, Inc.                                          20,600            136,990
 * Fleetwood Enterprises, Inc.                                          177,800          1,808,226
 # Fleming Companies, Inc.                                               47,515                539
   Flexsteel Industries, Inc.                                            61,000          1,249,890
 * Florida Banks, Inc.                                                   25,400            403,860
   Florida Public Utilities Co.                                          22,800            362,976
   FloridaFirst Bancorp                                                   2,400             67,680
 * Flow International Corp.                                             153,600            539,290
   Flushing Financial Corp.                                             117,675          3,200,760
   FMS Financial Corp.                                                    8,400            164,136
   FNB Corp.                                                             10,700            245,244
   FNB Financial Services Corp.                                           6,800            155,176
 * Foamex International, Inc.                                            63,429            282,893
 * FOCUS Enhancements, Inc.                                              28,188             60,322
 * Foodarama Supermarkets, Inc.                                          20,700            533,025
   Foothill Independent Bancorp                                          39,463            899,756
 * Footstar, Inc.                                                        84,700            426,041
 * Forgent Networks, Inc.                                               266,700            898,779
 * Forrester Research, Inc.                                             100,198          1,839,635
 * Forward Air Corp., Inc.                                               85,497          2,431,535
 * Foster (L.B.) Co. Class A                                            121,100            726,600
 * Fotoball USA, Inc.                                                    17,400             72,036
 * Fountain Powerboat Industries, Inc.                                   35,700            112,455
*# FPIC Insurance Group, Inc.                                            55,200          1,153,680
   Frankfort First Bancorp, Inc.                                          5,750            117,875
   Franklin Bancorp, Inc.                                                26,469            545,394
 * Franklin Covey Co.                                                   182,100            278,613
 * Franklin Electronic Publishers, Inc.                                  81,500            244,500
 * FreeMarkets, Inc.                                                    190,950          1,151,428
 # Fremont General Corp.                                                 16,700            291,916
   Frequency Electronics, Inc.                                           91,100    $       951,995
   Fresh Brands, Inc.                                                    59,700            650,133
 * Fresh Choice, Inc.                                                    50,000             97,500
 * Friede Goldman Halter, Inc.                                            1,122                  1
   Friedman Industries, Inc.                                            153,103            471,557
   Friedmans, Inc. Class A                                              131,900            900,877
 * Friendly Ice Cream Corp.                                              24,500            266,315
   Frisch's Restaurants, Inc.                                            63,968          1,714,342
 * Frontier Airlines, Inc.                                              137,366          2,222,582
   Frontier Oil Corp.                                                   233,300          4,036,090
 * Frozen Food Express Industries, Inc.                                 162,975          1,082,154
   FSF Financial Corp.                                                   17,800            538,450
 * FSI International, Inc.                                              133,400            877,772
 * FTD, Inc.                                                                300              7,386
*# FuelCell Energy, Inc.                                                169,299          2,278,765
*# FX Energy, Inc.                                                      120,900            604,500
 * G-III Apparel Group, Ltd.                                             61,470            642,361
   GA Financial, Inc.                                                    37,000          1,063,380
 * Gadzooks, Inc.                                                        81,000            392,850
 * Gaiam, Inc.                                                            3,551             19,562
 * Galaxy Nutritional Foods, Inc.                                        37,700            104,429
 * Galey & Lord, Inc.                                                    67,000                469
*# Galyan's Trading Co.                                                  76,497          1,021,235
 * GameTech International, Inc.                                          70,200            268,866
 * Garden Fresh Restaurant Corp.                                         49,500            731,610
*# Gardenburger, Inc.                                                    33,700              8,256
 * Gardner Denver Machinery, Inc.                                        72,412          1,688,648
 * Gateway Industries, Inc.                                              11,120             12,955
 * Gaylord Entertainment Co.                                             46,117          1,387,661
   GB & T Bancshares, Inc.                                                1,400             32,522
 * GC Companies, Inc.                                                       400                166
 * Gehl Co.                                                              50,300            774,670
 * Genaera Corp.                                                        178,100            682,123
 * Genaissance Pharmaceuticals, Inc.                                     59,300            173,097
   Gencorp, Inc.                                                        215,900          2,161,159
 * Gene Logic, Inc.                                                     254,260          1,238,246
 * Genelabs Technologies, Inc.                                          366,800            696,920
 * General Binding Corp.                                                 40,700            757,427
 * General Cable Corp.                                                  148,900          1,255,227
 * General Communications, Inc. Class A                                 297,000          2,598,750
 * General DataComm Industries, Inc.                                      8,000             14,440
 * General Employment Enterprises, Inc.                                  17,700             25,576
 * Genesco, Inc.                                                         96,100          1,556,820
 * Genesee & Wyoming, Inc.                                               54,700          1,381,722
 * Genesee Corp. Class B                                                    800              2,952
 * Genesis Microchip, Inc.                                               84,281          1,554,984
 * Genlyte Group, Inc.                                                   55,700          2,944,302
*# Genome Therapeutics Corp.                                            128,000            387,712
 * Gentek, Inc.                                                          70,400                282
*# Genus, Inc.                                                          153,900          1,092,690
 * GenVec, Inc.                                                         227,794            813,225
 * Gerber Scientific, Inc.                                              114,000            947,340
 * Geron Corp.                                                          172,591          2,109,062
   Getty Realty Corp. (Holding Co.)                                      13,803            345,489
   Gevity HR, Inc.                                                      184,500          4,151,250
*# Giant Group, Ltd.                                                     28,300             56,600
 * Giant Industries, Inc.                                                78,200            954,040
   Gibraltar Steel Corp.                                                 22,600            550,988
 * Giga-Tronics, Inc.                                                    49,600            105,400
   Glacier Bancorp, Inc.                                                 80,748          2,557,289
 * Glacier Water Services, Inc.                                          24,500            495,880

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Glatfelter (P.H.) Co.                                                 59,200    $       709,216
 * Glenayre Technologies, Inc.                                          239,506            716,123
 * Global e-Point, Inc.                                                  18,731             94,404
 * Global Imaging Systems, Inc.                                         123,000          3,605,130
 * Global Payment Technologies, Inc.                                     53,200            179,550
 * Global Power Equipment Group, Inc.                                   229,500          1,443,555
 * Globecomm Systems, Inc.                                               96,000            672,000
 * GlobespanVirata, Inc.                                                  4,600             28,244
 * Glowpoint, Inc.                                                       86,489            160,870
*# GoAmerica, Inc.                                                      170,500             90,365
   Gold Banc Corp.                                                      196,334          2,591,609
   Golden Enterprises, Inc.                                              61,900            158,464
 * Golden State Vintners, Inc.                                           47,200            147,736
 * Good Guys, Inc.                                                      220,800            450,432
 * Goodrich Petroleum Corp.                                              17,600             90,640
   Goody's Family Clothing, Inc.                                        164,500          1,746,990
   Gorman-Rupp Co.                                                       54,600          1,304,940
 * Gottschalks, Inc.                                                    130,700            504,502
 * GP Strategies Corp.                                                  109,400            804,090
 * Gradco Systems, Inc.                                                   2,556             24,729
 * Graftech International, Ltd.                                         127,100          1,504,864
   Graham Corp.                                                          12,350            111,520
 * Graphic Packaging Corp.                                              193,600            685,344
   Gray Television, Inc. Class A                                         41,300            541,856
 * Great Atlantic & Pacific Tea Co., Inc.                               173,300          1,317,080
   Great Southern Bancorp, Inc.                                          39,700          1,697,175
   Greater Communications Bancorp                                         2,891             52,096
 * Green Mountain Coffee, Inc.                                           59,700          1,387,428
   Green Mountain Power Corp.                                            59,300          1,348,482
 * Greenbriar Corp.                                                       3,430             10,804
 * Greenbrier Companies, Inc.                                           126,600          1,831,902
   Greene County Bancshares, Inc.                                         3,900             93,600
 * Greens Worldwide, Inc.                                                11,563                405
 * Grey Wolf, Inc.                                                       20,000             67,800
 * GRIC Communications, Inc.                                            113,000            701,730
 * Griffin Land & Nurseries, Inc. Class A                                23,400            338,598
 * Griffon Corp.                                                        220,050          4,295,376
 * Gristede's Foods, Inc.                                                30,639             31,099
 * Group 1 Software, Inc.                                               171,730          3,063,663
 * Grubb & Ellis Co.                                                    177,552            165,123
   GS Financial Corp.                                                     6,400            122,816
 * GSI Commerce, Inc.                                                   179,800          1,762,040
*# GSV, Inc.                                                              9,540              1,169
 * GTC Biotherapeutics, Inc.                                             75,294            207,811
 * GTSI Corp.                                                            85,100          1,025,455
   Guaranty Bancshares, Inc.                                              1,600             33,040
   Guaranty Federal Bancshares, Inc.                                     17,100            331,483
   Guaranty Financial Corp.                                              15,000            300,075
 * Guess, Inc.                                                          152,000          2,158,400
 * Guilford Mills, Inc.                                                   4,290             51,480
*# Guilford Pharmaceuticals, Inc.                                       127,453            870,504
 * Guitar Center, Inc.                                                   55,600          1,616,292
 * Gulf Island Fabrication, Inc.                                         88,600          1,577,080
 * Gulfmark Offshore, Inc.                                              128,600          1,804,258
 * Gundle/SLT Environmental, Inc.                                       127,200          2,461,320
 * Gymboree Corp.                                                       225,300          3,832,353
 * Ha-Lo Industries, Inc.                                                 8,600                  9
 * Haemonetics Corp.                                                    106,000          2,421,040
   Haggar Corp.                                                          58,500          1,014,390
 * Hain Celestial Group, Inc.                                            42,700            985,089
 * Halifax Corp.                                                          8,650             43,855
 * Hall Kinion Associates, Inc.                                          69,800    $       286,110
 * Hammons (John Q.) Hotels, Inc. Class A                                49,800            340,881
 * Hampshire Group, Ltd.                                                 12,700            394,081
   Hancock Fabrics, Inc.                                                184,500          2,619,900
   Handleman Co.                                                        108,905          1,916,728
 * Hanger Orthopedic Group, Inc.                                        174,800          2,954,120
   Hanmi Financial Corp.                                                 19,000            392,730
   Hardinge, Inc.                                                        83,800            867,330
   Harleysville National Corp.                                           22,220            683,932
 * Harmonic, Inc.                                                       279,140          2,425,727
 * Harolds Stores, Inc.                                                  41,537            153,687
 * Harris Interactive, Inc.                                             256,500          1,769,850
   Harrodsburg First Financial Bancorp, Inc.                              3,700             82,029
 * Hartmarx Corp.                                                       295,600          1,271,080
 * Harvard Bioscience, Inc.                                             129,338            931,234
 * Harvest Natural Resources, Inc.                                      502,500          3,723,525
 * Hastings Entertainment, Inc.                                          77,600            345,320
 * Hastings Manufacturing Co.                                            13,700             59,047
 * Hauppauge Digital, Inc.                                               94,000            250,980
 * Hauser, Inc.                                                          20,275              1,014
   Haverty Furniture Co., Inc.                                           40,000            854,400
   Haverty Furniture Co., Inc. Class A                                   12,000            263,400
 * Hawaiian Holdings, Inc.                                              598,781          1,646,648
 * Hawk Corp.                                                            64,400            219,604
   Hawkins, Inc.                                                         92,785          1,225,690
 * Hawthorne Financial Corp.                                             66,300          1,786,785
 * Headwaters, Inc.                                                     125,100          2,386,908
 * Headway Corporate Resources, Inc.                                     62,100                466
 * HealthAxis, Inc.                                                       5,710             16,273
   Healthcare Services Group, Inc.                                      105,600          2,089,824
 * HealthExtras, Inc.                                                   144,371          1,819,075
 * HealthStream, Inc.                                                    14,400             37,728
 * Hecla Mining Co.                                                      77,500            575,050
 * Hector Communications Corp.                                           24,700            346,911
 * HEI, Inc.                                                             24,700             74,100
   Heico Corp.                                                           69,600          1,285,512
   Heico Corp. Class A                                                   40,205            595,034
 * Heidrick & Struggles International, Inc.                              81,135          1,951,297
   Helix Technology Corp.                                               127,300          2,762,410
*# Hemispherx Biopharma, Inc.                                           216,400            558,312
 * Heritage Commerce Corp.                                                8,600            107,500
   Heritage Financial Corp.                                              83,900          1,846,639
 * Herley Industries, Inc.                                              101,850          1,967,742
 * Hexcel Corp.                                                         170,100          1,180,494
   HF Financial Corp.                                                    27,200            489,600
 * Hi-Shear Technology Corp.                                             45,350            124,259
 * Hi-Tech Pharmacal, Inc.                                               57,150          1,159,002
 * Hibbett Sporting Goods, Inc.                                         105,075          3,259,426
   Hickory Tech Corp.                                                    12,800            154,880
 * Hines Horticulture, Inc.                                             195,800            808,654
   Hingham Institution for Savings                                        5,350            220,019
   Hirsch International Corp. Class A                                     4,550              4,959
 * HMI Industries, Inc.                                                  35,900             29,617
   HMN Financial, Inc.                                                   33,000            813,120
 * HMS Holdings Corp.                                                   167,500            718,575
 * Hoenig Group Escrow                                                   61,000             14,030
 * Holiday RV Superstores, Inc.                                           5,910                 30
 * Hollis-Eden Pharmaceuticals, Inc.                                    115,892          1,591,197

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Holly Corp.                                                          123,600    $     3,282,816
 * Hollywood Media Corp.                                                 81,700            183,008
 * Hologic, Inc.                                                        196,000          2,947,840
   Home Federal Bancorp                                                  37,400          1,069,827
 * Home Products International, Inc.                                     64,400             85,652
 * Homegold Financial, Inc.                                              13,800                110
   Hooper Holmes, Inc.                                                  328,300          2,012,479
   HopFed Bancorp, Inc.                                                   4,500             79,470
   Horizon Financial Corp.                                               84,960          1,502,942
 * Horizon Health Corp.                                                  47,775          1,091,181
 * Horizon Offshore, Inc.                                               144,600            647,808
 * Horizon Organic Holding Corp.                                         91,900          2,200,086
 * HPSC, Inc.                                                            68,800            982,464
 * Hub Group, Inc. Class A                                               52,900            848,516
   Hudson River Bancorp, Inc.                                            67,652          2,351,584
 * Hudson Technologies, Inc.                                             32,100             27,285
 * Huffy Corp.                                                           96,300            657,729
   Humboldt Bancorp                                                      53,540            935,344
 * Hurco Companies, Inc.                                                 48,800            141,520
 * Huttig Building Products, Inc.                                        18,200             49,140
 * Hycor Biomedical, Inc.                                                83,216            347,011
 * Hydril Co.                                                            57,429          1,370,830
 * Hypercom Corp.                                                       249,600          1,270,464
 * HyperFeed Technologies, Inc.                                          10,730             63,307
 * I-many, Inc.                                                         176,900            168,055
*# I-Sector Corporation                                                  32,000            316,480
 * I-Stat Corp.                                                         104,300          1,314,180
 * I-Trax Inc.                                                            8,200             24,190
   Iberiabank Corp.                                                      55,800          3,235,284
 * Ibis Technology Corp.                                                 45,113            733,086
*# icad, Inc.                                                            37,500            213,750
 * Ico, Inc.                                                            165,818            200,640
 * ICT Group, Inc.                                                       91,700          1,234,282
*# ICU Medical, Inc.                                                    102,525          3,495,077
 * Identix, Inc.                                                        382,867          1,983,251
 * iDine Rewards Network, Inc.                                          130,650          1,424,085
 * IDT Corp.                                                            105,200          1,977,760
 * IDX Systems Corp.                                                    120,647          3,088,563
 * iGate Capital Corp.                                                  346,700          2,205,012
 * IGI, Inc.                                                             16,400             27,716
 * Igo Escrow Share                                                      11,200                  0
 * II-VI, Inc.                                                          114,052          2,595,824
 * ILEX Oncology, Inc.                                                   12,200            254,614
 * Illumina, Inc.                                                       139,900            959,714
   ILX Resorts, Inc.                                                     15,900            109,710
 * Image Entertainment, Inc.                                            174,300            854,070
*# ImageWare Systems, Inc.                                                7,700             19,019
 * IMCO Recycling, Inc.                                                 133,800          1,010,190
 * Immersion Corp.                                                       69,800            369,940
 * Immucor, Inc.                                                        168,750          3,898,125
 * ImmunoGen, Inc.                                                      177,522            839,679
 * Immunomedics, Inc.                                                   224,479            866,489
 * IMPAC Medical Systems, Inc.                                           40,800          1,009,392
*# Impath, Inc.                                                          70,200            214,110
*# Impax Laboratoroes, Inc.                                             193,957          2,734,794
 * Impco Technologies, Inc.                                              74,000            484,700
 * Imperial Sugar Co.                                                     7,417             82,255
*# Imperial Sugar Company                                                74,200                  0
 * Implant Sciences Corp.                                                30,100            226,954
 * Impreso, Inc.                                                         31,500             57,645
 * Incyte Genomics, Inc.                                                302,755          1,831,668
   Independence Holding Co.                                              17,180    $       394,367
   Independent Bank Corp. MA                                            130,000          3,802,500
   Independent Bank Corp. MI                                            198,731          5,793,009
 * Indevus Pharmaceuticals, Inc.                                        210,044          1,193,050
 * Index Development Partners, Inc.                                      41,800              1,672
 * Indus International, Inc.                                            159,700            479,100
 * Industrial Distribution Group, Inc.                                   81,400            386,650
 * Inet Technologies, Inc.                                              173,531          2,228,138
 * Infinity, Inc.                                                        35,252            132,195
*# Infocrossing, Inc.                                                    53,200            531,415
 * InFocus Corp.                                                        173,546          1,374,484
 * Informatica Corp.                                                     20,663            233,079
*# Information Architects Corp.                                          13,040              1,174
 * Information Holdings, Inc.                                            91,220          2,029,645
 * Information Resources, Inc.                                           17,373             85,128
 * Inforte Corp.                                                         49,300            423,980
 * InfoSpace, Inc.                                                       61,454          1,613,167
 * infoUSA, Inc.                                                        214,544          1,823,624
   Ingles Market, Inc. Class A                                           45,500            459,550
 * Inkine Pharmaceutical Co., Inc.                                        9,500             49,685
 * Innodata Corp.                                                        39,296            163,078
 * Innotrac Corp.                                                       157,200          1,428,948
 * Innovative Clinical Solutions, Ltd.                                    1,310                 11
*# Innovative Gaming Corp.                                                4,105                 62
 * Innovative Solutions & Support, Inc.                                  23,900            358,022
 * Innovex, Inc.                                                        130,800          1,229,520
 * Input/Output, Inc.                                                   230,500            901,255
 * Insight Communications Co., Inc.                                       7,800             75,972
 * Insight Enterprises, Inc.                                             95,622          1,788,131
 * Insightful Corp.                                                      40,100             91,027
 * Insignia Systems, Inc.                                                39,750             91,822
 * Insite Vision, Inc.                                                  186,200             74,480
 * Insituform East, Inc.                                                 20,200             30,704
 * Insituform Technologies, Inc. Class A                                116,820          1,758,141
 * Insmed, Inc.                                                         102,482            303,347
 * Inspire Pharmaceuticals, Inc.                                        126,100          2,181,530
 * Insteel Industries, Inc.                                              39,644             33,697
 * Insurance Auto Auctions, Inc.                                        105,700          1,342,390
 * InsWeb Corp.                                                          12,966             64,830
   Integra Bank Corp.                                                    75,970          1,697,929
 * Integral Systems, Inc.                                               119,500          2,562,080
 * Integral Vision, Inc.                                                 32,000              5,600
 * IntegraMed America, Inc.                                              19,600            125,048
 * Integrated Bio                                                         7,000             67,900
 * Integrated Electrical Services, Inc.                                 165,400          1,296,736
 * Integrated Information Systems, Inc.                                   5,020              1,757
 * Integrated Silicon Solution, Inc.                                    126,300          2,361,810
 * Integrity Media, Inc.                                                  6,400             38,400
*# Intelli-Check, Inc.                                                   39,100            261,970
 * Intellidata Technologies Corp.                                       212,700            350,955
 * Intelligent Systems Corp.                                             38,100             69,342
 * Intelligroup, Inc.                                                   116,800            616,704
   Inter Parfums, Inc.                                                  168,600          3,429,324
 * Interactive Intelligence, Inc.                                        33,900            191,196
 * InterCept Group, Inc.                                                 90,738            959,101
   Interchange Financial Services Corp.                                  74,265          1,705,124
 * Interep National Radio Sales, Inc.                                    18,000             38,340
 * Interface, Inc. Class A                                              200,006          1,138,034
 * Interferon Scientific, Inc.                                           13,480                492
 * Interland, Inc.                                                       19,900            136,315
 * Interlink Electronics, Inc.                                           82,000            574,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intermagnetics General Corp.                                         154,515    $     3,481,223
   Intermet Corp.                                                       241,700          1,177,079
 * InterMune, Inc.                                                       27,200            574,192
   International Aluminum Corp.                                          18,500            471,750
 * International Microcomputer Software, Inc.                             4,200              5,586
 * International Multifoods Corp.                                        86,000          1,533,380
 * International Remote Imaging
     Systems, Inc.                                                       35,350            176,396
 * International Shipholding Corp.                                       51,200            691,200
 * Internet America, Inc.                                                 1,400              1,470
*# Internet Commerce Corp.                                               13,900             13,344
 * Internet Pictures Corp.                                                2,000              4,440
 * Interphase Corp.                                                      63,400          1,084,140
   Interpool, Inc.                                                      112,600          1,711,520
 * Interpore International, Inc.                                        230,700          2,809,926
*# Interspeed, Inc.                                                       1,600                  8
   Interstate Bakeries Corp.                                            119,700          1,885,275
 * Interstate Hotels & Resorts, Inc.                                     75,950            408,611
   Inter-Tel, Inc.                                                      107,500          2,601,500
 * Intervoice, Inc.                                                     126,558          1,323,797
 * Interwoven, Inc.                                                     102,529          1,535,892
 * Intest Corp.                                                          29,200            164,688
 * Intevac, Inc.                                                        108,100          1,836,619
 * Intrado, Inc.                                                        109,900          2,192,505
 * Intraware, Inc.                                                        4,500              9,810
 * Introgen Therapeutics, Inc.                                          101,636            713,485
 * Intrusion, Inc.                                                       83,300             62,475
 * Intuitive Surgical, Inc.                                              23,193            354,157
 * Inverness Medical Innovations, inc.                                    2,955             70,033
 * INVESTools, Inc.                                                      21,050             28,628
   Investors Title Co.                                                   19,800            605,880
 * Invision Technologies, Inc.                                          109,000          3,250,380
 * Invivo Corp.                                                          77,250          1,634,687
 * Iomed, Inc.                                                           24,400             54,900
   Iomega Corp.                                                         164,891            905,252
 * Ion Networks, Inc.                                                    36,500              1,825
 * Ionics, Inc.                                                          79,000          2,539,850
 * Iridex Corp.                                                          56,300            308,805
   Irwin Financial Corp.                                                 20,300            614,278
   Isco, Inc.                                                            98,241            956,867
 * Isis Pharmaceuticals, Inc.                                           221,582          1,327,276
 * Island Pacific, Inc.                                                  14,800             32,856
 * Isle of Capri Casinos, Inc.                                          211,400          4,259,921
*# Isolagen Inc.                                                         12,100             80,223
 * ITLA Capital Corp.                                                    51,800          2,601,396
 * Itron, Inc.                                                          154,100          2,957,179
 * ITXC Corp.                                                            58,600            231,470
 * Ixia                                                                 337,166          4,295,495
 * IXYS Corp.                                                           144,056          1,210,070
 * J & J Snack Foods Corp.                                               84,500          3,042,000
 * J Net Enterprises, Inc.                                               75,975             87,371
 * J. Alexander's Corp.                                                 104,900            786,750
 * J. Jill Group, Inc.                                                  168,450          2,146,053
 # Jacksonville Bancorp, Inc.                                            14,500            541,647
 * Jaclyn, Inc.                                                          20,027             95,128
 * Jaco Electronics, Inc.                                                63,409            447,037
 * Jacuzzi Brands, Inc.                                                 332,222          2,142,832
 * Jakks Pacific, Inc.                                                  110,675          1,504,073
 * Jarden Corp.                                                         161,100          4,357,755
 * JDA Software Group, Inc.                                             127,111          2,315,962
 * Jennifer Convertibles, Inc.                                           41,000    $       137,350
   JLG Industries, Inc.                                                 190,800          2,869,632
 * JLM Industries, Inc.                                                  58,400             80,300
 * JMAR Industries, Inc.                                                189,000            308,070
 * Johnson Outdoors, Inc.                                                52,800            762,960
 * Jones Lang LaSalle, Inc.                                              43,950            920,752
 * Jos. A. Bank Clothiers, Inc.                                          54,900          2,262,429
 * Joule, Inc.                                                           41,500             62,872
 * JPS Industries, Inc.                                                  24,500             53,410
 * Jupitermedia Corp.                                                    35,500            179,275
   K Swiss, Inc. Class A                                                 27,158          1,322,866
 * K-Tel International, Inc.                                             26,000              1,625
 * K-Tron International, Inc.                                            61,300          1,039,648
 * K2, Inc.                                                             265,967          4,069,295
 * Kadant, Inc.                                                          59,900          1,075,205
   Kaman Corp. Class A                                                  100,495          1,293,371
 * Katy Industries, Inc.                                                 76,100            468,015
 * KBK Capital Corp.                                                     18,200             35,490
 * KCS Energy, Inc.                                                     169,300          1,533,858
 * Keith Companies, Inc.                                                 12,900            183,954
   Keithley Instruments, Inc.                                            60,000          1,083,000
 * Kendle International, Inc.                                            98,600            675,410
 * Kennedy-Wilson, Inc.                                                  76,700            463,268
 * Kensey Nash Corp.                                                    126,000          2,649,780
 * Kent Financial Services, Inc.                                         25,356             98,635
*# Keravision, Inc.                                                      59,100                 53
   Kewaunee Scientific Corp.                                             19,400            219,220
 * Key Technology, Inc.                                                  36,000            501,120
 * Key Tronic Corp.                                                      96,600            206,627
 * Keynote Systems, Inc.                                                 64,500            795,930
 * Keystone Automotive Industries, Inc.                                 144,100          3,511,717
 * Keystone Consolidated Industries, Inc.                                11,000              1,375
 * Kforce, Inc.                                                         136,898          1,156,788
 * KFX, Inc.                                                            206,200          1,235,138
   Kimball International, Inc. Class B                                    2,600             38,532
 * Kindred Healthcare, Inc.                                              67,500          3,482,325
 * Kirby Corp.                                                            3,200             96,000
 * Kirklands, Inc.                                                       59,700          1,247,730
 * Kit Manufacturing Co.                                                  7,800                  1
   Klamath First Bancorp, Inc.                                           64,500          1,654,425
   Knape & Vogt Manufacturing Co.                                        27,688            311,767
 * Koala Corp.                                                           90,800             10,442
 * Komag Inc.                                                            91,200          1,503,888
 * Kontron Mobile Computing, Inc.                                         4,000              1,508
 * Kopin Corp.                                                          307,613          2,177,900
 * Korn/Ferry International                                             176,100          1,766,283
 * Kosan Biosciences, Inc.                                               89,141            847,731
   Koss Corp.                                                            84,000          1,537,200
*# Krause's Furniture, Inc.                                              23,000                 21
 * Kulicke & Soffa Industries, Inc.                                      76,366          1,258,512
 * KVH Industries, Inc.                                                  74,000          2,333,960
 * La Jolla Pharmceutical Co.                                           223,600            648,440
 * LaBarge, Inc.                                                        215,150          1,344,687
 * LabOne, Inc.                                                          86,550          2,509,084
 * Labor Ready, Inc.                                                    185,800          2,118,120
   Laclede Group, Inc.                                                   71,800          2,100,150
 * LaCrosse Footwear, Inc.                                               20,400            112,200
   Ladish Co., Inc.                                                     115,500            948,255
   Lakeland Bancorp, Inc.                                                11,250            180,000
 * Lakeland Industries, Inc.                                             24,079            311,341
 * Lakes Entertainment, Inc.                                             74,400          1,071,286

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lamson & Sessions Co.                                                144,800    $       847,080
   Lance, Inc.                                                          240,521          3,369,699
 * Lancer Corp.                                                          94,525            518,942
   Landauer, Inc.                                                        83,000          3,120,800
 * Landec Corp.                                                         141,000            916,500
   Landry's Restaurants, Inc.                                           183,500          4,499,420
 * Lannet Co., Inc.                                                      88,970          1,594,342
 * Lantronix, Inc.                                                       15,000             16,800
 * Larscom, Inc.                                                         11,100             56,166
 * Laserscope                                                            79,350          1,269,600
 * Latitude Communications, Inc.                                         84,600            329,940
   Lawson Products, Inc.                                                  4,900            166,257
 * Lawson Software, Inc.                                                 40,500            341,820
 * Layne Christensen Co.                                                160,100          1,665,040
 * Lazare Kaplan International, Inc.                                     67,400            454,950
 * LCA-Vision, Inc.                                                      47,258            792,989
 * LCC International, Inc. Class A                                       64,200            315,222
 * Learning Tree International, Inc.                                     75,783          1,316,351
 * Lecroy Corp.                                                          85,200          1,422,840
 * Lectec Corp.                                                          25,637             12,818
   Leesport Financial Corp.                                                 525             12,757
 * Lesco, Inc.                                                           88,700          1,132,699
*# Level 8 Systems, Inc.                                                 33,700             13,143
 * Lexent, Inc.                                                          36,900             53,874
 * Lexicon Genetics, Inc.                                               252,930          1,327,883
   Libbey, Inc.                                                          60,400          1,770,324
 * Liberate Technologies, Inc.                                           47,200            173,460
   Liberty Homes, Inc. Class A                                              200              1,020
 * Lifecell Corp.                                                       112,100            627,760
 * Lifecore Biomedical, Inc.                                            117,700            788,590
 * Lifeline Systems, Inc.                                                37,000          1,295,000
   Lifetime Hoan Corp.                                                   89,052          1,246,728
 * Lightbridge, Inc.                                                    120,480          1,160,222
 * Lightning Rod Software, Inc.                                           2,180              2,616
 * LightPath Technologies, Inc.                                           8,650             25,345
   Lindsay Manufacturer Co.                                              51,600          1,257,492
 * Lionbridge Technologies, Inc.                                         31,886            344,369
 * Lipid Sciences, Inc.                                                  62,600            155,248
   Liquid Audio, Inc.                                                    54,400             14,960
*# Liquidmetal Technologies, Inc.                                         7,800             16,380
   Lithia Motors, Inc. Class A                                           71,600          1,777,112
 * Littlefuse, Inc.                                                      91,600          2,728,764
 * LMI Aerospace, Inc.                                                    3,700              6,623
   LNB Bancorp, Inc.                                                      1,000             20,850
 * Local Financial Corp.                                                 39,200            778,904
 * Lodgenet Entertainment Corp.                                          92,900          1,676,845
 * Lodgian, Inc.                                                          1,496              9,335
 * Logic Devices, Inc.                                                   45,800             83,814
 * LogicVision, Inc.                                                     43,800            196,662
 * Logility, Inc.                                                       135,600            659,016
 * Lojack Corp.                                                         154,700          1,370,642
   Lone Star Steakhouse & Saloon, Inc.                                   93,366          2,153,954
 * Lone Star Technologies, Inc.                                         107,700          1,491,645
   Longview Fibre Co.                                                   215,600          2,365,132
 * LookSmart, Ltd.                                                      128,133            190,918
 * LOUD Technologies, Inc.                                              112,900            333,055
   Lowrance Electronics, Inc.                                             2,800             57,260
   LSB Bancshares, Inc. NC                                               35,571            671,225
   LSB Corp.                                                             16,200            281,086
   LSI Industries, Inc.                                                 261,630          3,257,294
 * LTX Corp.                                                            203,150          3,388,542
 * Luby's, Inc.                                                         151,550    $       569,828
   Lufkin Industries, Inc.                                               46,100          1,198,139
 * Luminex Corp.                                                        133,545          1,408,900
 * Lydall, Inc.                                                         141,300          1,729,512
 * Lynch Corp.                                                           29,600            316,276
 * Lynch Interactive Corp.                                               59,200          1,392,680
 * M & F Worldwide Corp.                                                169,200          2,343,420
 * M-Wave, Inc.                                                           3,000              1,770
   M/I Schottenstein Homes, Inc.                                        127,200          4,878,120
 * Mace Security International, Inc.                                     26,700             53,400
 * Mac-Gray Corp.                                                       116,500            582,500
 * Madden (Steven), Ltd.                                                125,400          2,681,052
 * Magic Lantern Group, Inc.                                             11,700             16,263
*# Magma Design Automation, Inc.                                         91,517          2,153,395
 * Magna Entertainment Corp.                                             16,500             77,550
 * Magnetek, Inc.                                                       109,100            703,695
 * Magnum Hunter Resources, Inc.                                        286,200          2,572,938
 * MAI Systems Corp.                                                     19,807              2,674
 * MAII Holdings, Inc.                                                   36,200                  5
 * Mail-Well, Inc.                                                      239,000            903,420
 * Main Street & Main, Inc.                                              90,625            222,031
   Main Street Banks, Inc.                                               24,148            639,439
   Maine & Maritimes Corp.                                               29,300          1,010,850
 * MAIR Holdings, Inc.                                                   86,892            661,248
 * Major Automotive Companies, Inc.                                       3,350              2,111
 * Management Network Group, Inc.                                        29,500             95,226
 * Manatron, Inc.                                                           115                978
 * Manchester Technologies, Inc.                                         84,000            277,200
   Manitowoc Co., Inc.                                                   64,600          1,744,200
 * Mannatech, Inc.                                                        5,200             63,440
 * Manning (Greg) Auctions, Inc.                                         50,600            569,250
 * Manufacturers' Services Ltd.                                         141,800            864,980
 * Manugistic Group, Inc.                                               220,900          1,471,194
 * Mapics, Inc.                                                         220,279          2,658,768
 * Mapinfo Corp.                                                         70,550            624,368
 * Marimba, Inc.                                                         70,267            361,172
   Marine Products Corp.                                                 45,780            748,503
 * MarineMax, Inc.                                                       97,876          1,859,644
 * Marisa Christina, Inc.                                                69,200            110,720
   Maritrans, Inc.                                                       47,700            792,297
*# MarketWatch.com, Inc.                                                 77,100            683,106
 * MarkWest Hydrocarbon, Inc.                                            67,210            772,915
 * Marlton Technologies, Inc.                                            52,900             28,831
   Marsh Supermarkets, Inc. Class A                                      17,700            194,523
   Marsh Supermarkets, Inc. Class B                                      29,800            327,800
 * Marten Transport, Ltd.                                                79,200          1,910,304
*# Martha Stewart Living Omnimedia, Ltd.                                 84,900            830,322
   MASSBANK Corp.                                                        31,399          1,267,264
 * Mastec, Inc.                                                         112,200          1,490,016
 * Material Sciences Corp.                                              133,100          1,263,119
 * Matria Healthcare, Inc.                                               89,875          1,836,146
*# Matritech, Inc.                                                      257,800            528,490
 * Matrix Bancorp, Inc.                                                  29,500            269,630
 * Matrix Service Co.                                                   150,600          2,402,070
 * MatrixOne, Inc.                                                      317,600          1,889,720
 * Matrixx Initiatives, Inc.                                             91,900          1,548,515
 * Mattson Technology, Inc.                                             164,560          2,525,996
 * Maui Land & Pineapple Company, Inc.                                   35,500          1,111,150
 * Max & Ermas Restaurants, Inc.                                         20,844            388,220
 * Maxco, Inc.                                                           18,800             49,350
   Maxcor Financial Group, Inc.                                          29,528            386,817

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Maxicare Health Plans, Inc.                                           25,160    $         6,290
*# Maxim Pharmaceuticals, Inc.                                           93,584            666,318
 * Maximus, Inc.                                                         72,600          2,751,540
 * Maxwell Shoe Company, Inc.                                           123,750          2,176,763
 * Maxwell Technologies, Inc.                                           100,192            806,546
 * Maxxam, Inc.                                                          20,500            328,000
 * Maxygen, Inc.                                                        156,576          1,698,850
   Mayflower Co-Operative Bank
     Middleboro                                                             300              6,729
 * Mayor's Jewelers, Inc.                                               161,900            121,425
 * Mays (J.W.), Inc.                                                      2,700             36,774
   McGrath Rent Corp.                                                    76,200          2,087,118
*# McMoran Exploration Co.                                               75,200          1,350,592
   McRae Industries, Inc. Class A                                         9,100             83,265
*# MCSI, Inc.                                                             2,000                 19
 * Meade Instruments Corp.                                               87,960            369,432
 * Meadow Valley Corp.                                                   22,900             37,762
 * Meadowbrook Insurance Group, Inc.                                     85,600            342,400
*# Measurement Specialties, Inc.                                         78,500          1,074,665
 * Medarex, Inc.                                                        210,093          1,428,632
 * MedCath Corp.                                                          8,738             82,915
*# Med-Design Corp.                                                      63,700            236,327
 * Media 100, Inc.                                                       59,500             44,625
 * Media Arts Group, Inc.                                               135,100            532,294
 * MediaBay, Inc.                                                        53,600             70,216
 * Medialink Worldwide, Inc.                                             49,800            154,380
 * Medical Action Industries, Inc.                                       89,500          1,485,700
 * Medical Staffing Network Holdings, Inc.                               65,300            636,675
 * Medicore, Inc.                                                        45,000            103,725
*# Medifast, Inc.                                                        44,200            671,840
 * Medquist, Inc.                                                       132,400          2,037,636
 * MedSource Technologies, Inc.                                          49,900            230,538
 * Medstone International, Inc.                                          40,700            192,145
 * MEDTOX Scientific, Inc.                                               21,581            120,854
 * Memberworks, Inc.                                                     52,400          1,421,612
   Mercantile Bank Corp.                                                  2,500             85,750
   Merchants Bancshares, Inc.                                            47,100          1,389,450
   Merchants Group, Inc.                                                 15,700            382,060
 * Mercury Air Group, Inc.                                               33,508            164,189
 * Mercury Computer Systems, Inc.                                        92,500          2,215,375
 * Merge Technologies, Inc.                                              28,612            500,710
   Meridian Bioscience, Inc.                                            140,900          1,461,133
 * Meridian Resource Corp.                                              220,872          1,007,176
 * Merisel, Inc.                                                              5                 30
 * Merit Medical Systems, Inc.                                          153,229          4,796,068
 * Meritage Corp.                                                         5,700            359,955
 * Merix Corp.                                                           66,700          1,392,696
 * Merrimac Industries, Inc.                                             14,265             84,877
 * Mesa Air Group, Inc.                                                 348,800          4,203,040
   Mesa Labs, Inc.                                                       27,900            252,356
 * Mestek, Inc.                                                         115,750          2,176,100
 * Meta Group, Inc.                                                     104,600            587,852
 * MetaSolv, Inc.                                                       160,900            386,160
   Methode Electronics, Inc. Class A                                     73,100            937,873
   Met-Pro Corp.                                                        195,686          2,954,859
 # Metris Companies, Inc.                                               228,594          1,019,529
 * Metro One Telecommunications, Inc.                                    99,900            193,806
   MetroCorp. Bancshares, Inc.                                           23,000            325,335
 * Metrologic Instruments, Inc.                                         157,300          4,284,852
   MFB Corp.                                                              8,500            267,963
 * MFRI, Inc.                                                            31,800             84,906
   MGE Energy, Inc.                                                      30,340    $       971,183
   MGP Ingredients, Inc.                                                 76,800            906,240
 * Michael Anthony Jewelers, Inc.                                        64,100            130,444
 * Micro Component Technology, Inc.                                     118,032            177,048
 * Micro Linear Corp.                                                   109,300            655,800
 * MicroFinancial, Inc.                                                  28,300             90,277
 * Micromuse, Inc.                                                      178,837          1,439,638
 * Micros Systems, Inc.                                                  67,745          2,930,649
 * Micros to Mainframes, Inc.                                            44,200             60,112
 * Microsemi Corp.                                                      124,616          3,019,446
 * MicroStrategy, Inc.                                                   31,100          1,679,400
 * Microtek Medical Holdings, Inc.                                      375,445          1,535,570
 * Micro-Therapeutics, Inc.                                             101,900            379,068
 * Microtune, Inc.                                                       45,600             99,864
 * Microvision, Inc.                                                     80,054            620,419
 * Midas, Inc.                                                           99,400          1,505,910
   Middleby Corp.                                                       100,000          3,412,100
   Middlesex Water Co.                                                   56,000          1,120,000
   Midland Co.                                                           88,200          1,868,076
   Mid-State Bancshares                                                  96,112          2,484,495
*# Midway Games, Inc.                                                   208,100            703,378
   Midwest Banc Holdings, Inc.                                           39,199            858,458
 * Midwest Express Holdings, Inc.                                        68,800            285,520
*# Mikohn Gaming Corp.                                                   58,950            257,022
   Milacron, Inc.                                                       209,500            486,040
*# Millennium Cell, Inc.                                                129,700            338,517
 * Miller Industries, Inc.                                               32,700            202,740
 * Millerbuilding Systems Escrow
     Shares                                                              72,800             21,840
 * Miltope Group, Inc.                                                   44,000            264,880
 * MIM Corp.                                                            118,800            837,540
 * Minorplanet Systems USA, Inc.                                         43,580             19,175
   Minuteman International, Inc.                                         15,400            142,142
 * MIPS Technologies, Inc.                                               56,600            308,470
 * Misonix, Inc.                                                         36,400            148,184
 * Mission Resources Corp.                                              109,700            197,460
 * Mississippi Chemical Corp.                                            42,629              3,410
 * Mitcham Industries, Inc.                                              94,300            194,258
 * Mitek Systems, Inc.                                                   22,300             50,420
 * Mity Enterprises, Inc.                                                40,750            750,615
*# MKTG Services, Inc.                                                      452              2,744
 * Mobile Mini, Inc.                                                     64,500          1,272,585
 * Mobility Electronics, Inc.                                            86,400            967,680
 * Mobius Management Systems, Inc.                                      178,000          2,671,780
   Mocon, Inc.                                                           73,475            630,416
 * Modem Media, Inc.                                                      3,800             23,978
 * Mod-Pac Corp.                                                         18,340            143,602
 * Mod-Pac Corp. Class B                                                  6,877             53,847
 * Modtech Holdings, Inc.                                               106,312            881,326
 * Moldflow Corp.                                                        45,294            509,558
 * Molecular Devices Corp.                                              133,266          2,642,665
 * Monaco Coach Corp.                                                   122,000          2,837,720
 * Monarch Casino and Resort, Inc.                                       72,500            735,150
 * Mondavi (Robert) Corp. Class A                                        42,491          1,487,185
 * Monolithic System Technology, Inc.                                   137,067          1,022,520
 * Monro Muffler Brake, Inc.                                             83,397          1,847,244
 * Monterey Pasta Co.                                                   136,200            521,646
 * Moore Handley, Inc.                                                    1,500              2,700
 * Moore Medical Corp.                                                   26,600            178,220
 * Morgan Group Holding Co.                                              59,200              7,400
 * Morgan's Foods, Inc.                                                     600                900

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Morton Industrial Group, Inc. Class A                                 22,645    $        13,587
 * Mossimo, Inc.                                                        149,150            738,293
 * Mother's Work, Inc.                                                   31,000            783,060
 * Motor Car Parts & Accessories, Inc.                                   24,500            137,935
   Movado Group, Inc.                                                    95,500          2,596,645
*# Movie Gallery, Inc.                                                  255,175          4,514,046
 * MRO Software, Inc.                                                   132,300          1,825,740
 * MRV Communications, Inc.                                             152,300            610,723
 * MSC Software Corp.                                                   150,300          1,480,455
 * MTC Technologies, Inc.                                                58,200          1,743,090
*# MTI Technology Corp.                                                   3,300              8,085
 * MTR Gaming Group, Inc.                                               106,529          1,182,472
   MTS Systems Corp.                                                    189,148          3,512,478
   Mueller (Paul) Co.                                                    26,300          1,048,318
 * Multi Color Corp.                                                     20,400            586,500
 * Multimedia Games, Inc.                                                57,700          2,361,661
   MutualFirst Financial, Inc.                                            2,900             74,211
   Myers Industries, Inc.                                               102,152          1,279,965
 * Mykrolis Corp.                                                       138,500          2,193,840
 * Myriad Genetics, Inc.                                                121,900          1,440,858
 * Nabi Biopharmaceuticals                                              322,686          3,475,328
   Nacco Industries, Inc. Class A                                        20,600          1,606,800
*# Nanogen, Inc.                                                        109,660            361,878
 * Nanometrics, Inc.                                                     60,300            880,380
 * Nanophase Technologies Corp.                                         119,400            639,984
 * Napco Security Systems, Inc.                                          64,000            520,000
   Nara Bancorp, Inc.                                                     1,600             35,056
   Nash-Finch Co.                                                        91,400          1,838,054
 * Nashua Corp.                                                          54,600            479,388
 * Nassda Corp.                                                          52,311            368,793
*# Nastech Pharmaceutical Co., Inc.                                      49,400            496,470
 * NATCO Group, Inc. Class A                                            163,700            982,200
 * Nathans Famous, Inc.                                                  52,700            272,986
 * National Beverage Corp.                                              106,900          1,612,052
 * National Dentex Corp.                                                 27,400            578,140
 * National Equipment Services, Inc.                                     51,800              3,626
 * National Home Health Care Corp.                                       24,566            217,163
 * National Medical Health
     Card Systems, Inc.                                                   8,600            197,800
 * National Research Corp.                                               52,200            808,526
 * National RV Holdings, Inc.                                           105,450          1,133,588
   National Security Group, Inc.                                         12,600            237,825
 * National Steel Corp. Class B                                           5,350                 21
 * National Technical Systems, Inc.                                      84,100            482,734
 * National Western Life Insurance Co.
     Class A                                                              2,600            380,133
 * Natrol, Inc.                                                          99,700            289,130
 * Natural Alternatives International, Inc.                              48,800            289,384
   Nature's Sunshine Products, Inc.                                     155,400          1,255,632
 * Natus Medical, Inc.                                                   54,000            203,040
   Nautilus Group, Inc.                                                 144,550          2,056,947
*# Navarre Corp.                                                        159,700          1,135,467
 * Navidec, Inc.                                                          3,516              3,780
 * Navigant Consulting, Inc.                                            243,400          4,210,820
*# Navigant International, Inc.                                          96,400          1,339,960
 * Navigators Group, Inc.                                                28,720            913,583
   NBT Bancorp                                                          119,341          2,611,181
 * NCI Building Systems, Inc.                                            82,300          1,916,767
 * NCO Group, Inc.                                                      109,318          2,525,246
 * NCO Portfolio Management, Inc.                                         6,941             52,058
 * Nektar Therapeutics                                                  226,720          2,988,170
   Nelson (Thomas), Inc.                                                129,700    $     2,282,720
*# Neoforma, Inc.                                                        83,751          1,336,666
 * Neogen Corp.                                                          42,900            902,187
 * NeoMagic Corp.                                                       168,900            547,236
 * NEON Systems, Inc.                                                    14,800             53,280
 * Neopharm, Inc.                                                       113,413          2,034,629
*# Neorx Corp.                                                              200                864
 * Neose Technologies, Inc.                                              75,900            639,837
 * Neoware Systems, Inc.                                                 10,000            167,700
   Net Perceptions, Inc.                                                 13,400              4,556
 * Net2Phone, Inc.                                                      140,621            885,912
   NetBank, Inc.                                                        112,237          1,470,305
 * Netegrity, Inc.                                                      155,600          1,906,100
 * Netguru, Inc.                                                         46,900             55,811
 * NetManage, Inc.                                                       49,128            265,291
 * NetObjects, Inc.                                                       2,000                 22
 * Netopia, Inc.                                                         95,056          1,454,357
 * NetRatings, Inc.                                                     142,916          1,446,310
 * Netscout System, Inc.                                                131,400          1,145,808
 * NetSolve, Inc.                                                       232,300          1,914,152
 * Network Engines, Inc.                                                118,912          1,241,441
 * Network Equipment Technologies, Inc.                                 167,500          1,742,000
*# Network Plus Corp.                                                    10,000                 12
 * Neurobiological Technologies, Inc.                                    14,600             64,970
 * Neurogen Corp.                                                        87,400            557,699
   Nevada Chemicals, Inc.                                                   400              2,036
 * Nevada Gold & Casinos, Inc.                                           49,250            586,075
 * New Brunswick Scientific Co., Inc.                                    75,600            461,084
 * New Century Equity Holdings Corp.                                    608,600            194,752
   New England Business Services, Inc.                                   87,500          2,625,000
 * New Focus, Inc.                                                      197,057            963,609
   New Hampshire Thrift BancShares, Inc.                                  1,600             49,600
 * New Horizons Worldwide, Inc.                                          77,475            476,471
   Newmil Bancorp, Inc.                                                  44,200          1,184,118
 * Newpark Resources, Inc.                                              355,900          1,430,718
 * Newport Corp.                                                         84,885          1,445,592
 * Newtek Business Services, Inc.                                         3,400             20,196
 * Niagara Corp.                                                         76,300            215,166
 * NIC, Inc.                                                            261,800          1,843,072
   Nitches, Inc.                                                         11,213             52,140
 * NMS Communications Corp.                                              79,985            467,912
 * NMT Medical, Inc.                                                     90,000            315,000
   NN, Inc.                                                             132,600          1,540,812
 * Nobel Learning Communities, Inc.                                      49,600            243,040
 * Nobility Homes, Inc.                                                  44,000            469,040
   Noble International, Ltd.                                             35,000            588,350
 * Noel Group, Inc.                                                      43,600                131
   Noland Co.                                                               700             25,946
 * Norstan, Inc.                                                         94,700            293,570
 * North America Galvanizing & Coatings,
     Inc.                                                                56,500             77,405
 * North American Scientific, Inc.                                       74,300            743,000
   North Central Bancshares, Inc.                                        17,500            673,925
 * North Coast En                                                        11,800            126,260
   North Pittsburgh Systems, Inc.                                        65,325          1,203,874
   Northeast Bancorp                                                     12,600            255,150
   Northeast Pennsylvania Financial
     Corp.                                                                3,250             63,375
   Northern Technologies International
     Corp.                                                               26,400            131,868
*# Northfield Laboratories, Inc.                                        129,200            749,360

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Northland Cranberries, Inc.                                           43,700    $        31,464
   Northrim BanCorp, Inc.                                                34,939            797,664
 * Northwest Pipe Co.                                                    47,500            703,000
 * Novadigm, Inc.                                                       134,700            498,390
*# Novamed Eyecare, Inc.                                                 94,500            226,800
 * Novavax, Inc.                                                        203,150          1,168,113
 * Noven Pharmaceuticals, Inc.                                           99,300          1,363,389
 * Novoste Corp.                                                         72,900            365,229
 * NS Group, Inc.                                                       170,000          1,269,900
 * NTN Communications, Inc.                                             154,891            604,075
 * Nu Horizons Electronics Corp.                                        110,650            887,413
*# Nucentrix Broadband Networks, Inc.                                   114,500            177,475
 * NuCo2, Inc.                                                           71,300            896,954
 * Nuevo Energy Co.                                                      87,100          1,719,354
   NUI Corp.                                                            111,493          1,742,636
 * Numerex Corp. Class A                                                103,000            401,700
 * Nutraceutical International Corp.                                     52,800            683,760
 * Nutramax Products, Inc.                                               44,000                 44
 * Nutrition 21, Inc.                                                    20,200             19,190
 * Nuvelo, Inc.                                                         190,967            746,681
   NWH, Inc.                                                             14,700            285,621
 * NYFIX, Inc.                                                          138,998          1,157,853
   Nymagic, Inc.                                                         71,100          1,907,613
 * O'Charleys, Inc.                                                     116,775          1,991,014
 * O.I. Corp.                                                            25,900            184,797
   Oak Hill Financial, Inc.                                              12,200            378,200
 * OAO Technology Solutions, Inc.                                       175,400            547,248
 * Obie Media Corp.                                                      35,000             95,025
 * Oceaneering International, Inc.                                       30,200            659,870
   OceanFirst Financial Corp.                                            60,400          1,592,748
 * Ocular Sciences, Inc.                                                102,476          2,933,888
 * Ocwen Financial Corp.                                                182,503          1,268,396
 * Odd Job Stores, Inc.                                                  86,200            262,910
 * Offshore Logistics, Inc.                                             101,341          2,558,860
*# Oglebay Norton Co.                                                    44,900             83,514
   Ohio Art Co.                                                           3,600             48,744
 * Oil States International, Inc.                                         3,300             41,448
   Oil-Dri Corp. of America                                              56,500            846,935
 * Old Dominion Freight Lines, Inc.                                     108,600          3,461,082
 * Olympic Steel, Inc.                                                   73,100            412,650
 * OM Group, Inc.                                                       123,800          2,997,198
 * Omega Protein Corp.                                                  175,600          1,097,500
 * Omnicell, Inc.                                                       102,500          1,348,900
 * Omnova Solutions, Inc.                                                55,700            203,305
 * Omtool, Ltd.                                                          15,385            110,464
 * On Assignment, Inc.                                                   56,075            284,300
 * ON Semiconductor Corp.                                               244,700          1,610,126
 * On Technology Corp.                                                  178,700            703,006
 * On2.cCom, Inc.                                                        40,000             64,000
 * One Price Clothing Stores, Inc.                                       22,414             12,552
 # Oneida, Ltd.                                                          73,200            347,700
 * OneSource Information Services, Inc.                                  11,800            116,100
 * Online Resources Corp.                                                67,900            437,276
 * Onyx Acceptance Corp.                                                 62,600            689,852
 * Onyx Pharmacueticals, Inc.                                            51,800          1,490,804
 * ONYX Software Corp.                                                   61,129            246,411
 * OPENT Technologies, Inc.                                              97,503          1,754,079
 * OpenTV Corp.                                                         162,725            564,656
 * Openwave Systems Inc.                                                  6,033             72,577
 * Opinion Research Corp.                                                27,500            155,925
 * Oplink Communications, Inc.                                          183,800            439,282
 * Opti, Inc.                                                           119,400    $       169,548
 * Optical Communication Products, Inc.                                  26,551            105,407
 * Optical Sensors, Inc.                                                  1,133              4,645
 * OptiCare Health Systems, Inc.                                          1,800              1,242
 * OpticNet, Inc.                                                        35,550                 36
 * Optika, Inc.                                                          87,500            380,625
 * Option Care, Inc.                                                     93,900            933,366
 * OraSure Technologies, Inc.                                           188,781          1,574,434
 * Orbit International Corp.                                             11,666             78,151
 * Orbital Sciences Corp.                                               211,800          1,942,206
 * Oregon Steel Mills, Inc.                                             176,300            523,611
*# Orleans Homebuilders, Inc.                                            93,800          2,658,292
 * Orphan Medical, Inc.                                                  84,635            795,569
*# Orthodontic Centers of America, Inc.                                 221,800          1,572,562
 * Orthologic Corp.                                                     304,100          2,195,602
*# Osage Systems Group, Inc.                                                800                  4
   Oshkosh B'Gosh, Inc. Class A                                          43,368            936,749
*# OSI Systems, Inc.                                                    104,100          1,934,178
 * Osteotech, Inc.                                                      151,125          1,156,106
   Outlook Group Corp.                                                   36,800            184,000
 * Overland Storage, Inc.                                               107,900          2,121,314
 * Overstock Com                                                         73,900          1,168,359
 * Owosso Corp.                                                          45,200              3,616
   Oxford Industries, Inc.                                               64,200          4,383,576
*# Oxigene, Inc.                                                        123,700          1,213,497
 * Oxis International, Inc.                                               8,600              4,988
 * OYO Geospace Corp.                                                    19,000            252,510
 * P&F Industries, Inc. Class A                                             600              5,100
 * Pacific Aerospace & Electronics, Inc.                                    285                 31
   Pacific Crest Capital, Inc.                                            6,600            169,818
*# Pacific Mercantile Bancorp                                             7,700             70,840
 * Pacific Premier Bancorp, Inc.                                         19,920            192,228
 * Packaging Dynamics Corp.                                              32,980            357,833
 * Packeteer, Inc.                                                      140,600          2,667,041
 * Pac-West Telecomm, Inc.                                              198,100            439,782
 * Pain Therapeutics, Inc.                                              156,215            952,912
 * Palatin Technologies, Inc.                                             1,937              6,005
*# Paligent, Inc.                                                         3,063                144
 * Palm Harbor Homes, Inc.                                               96,277          1,829,263
 * Palmone Inc.                                                         118,149          1,768,691
 * Palmsource Inc.                                                       16,032            410,259
 * PAM Transportation Services, Inc.                                     50,850            994,118
   Pamrapo Bancorp, Inc.                                                 36,400            901,628
 * Panavision, Inc.                                                      13,000             77,025
 * Pantry, Inc.                                                           9,400            216,491
*# Papa John's International, Inc.                                       80,700          2,129,673
 * Par Technology Corp.                                                  79,500            630,435
 * Paradyne Networks Corp.                                               98,450            451,886
 * Paragon Technologies, Inc.                                            39,625            380,004
 * Parallel Petroleum Corp.                                             156,300            595,347
 * Parexel International Corp.                                          114,884          2,123,056
   Park Bancorp, Inc.                                                       800             22,792
   Park Electrochemical Corp.                                            88,000          2,248,400
 * Parker Drilling Co.                                                  270,400            646,256
*# Parkervision, Inc.                                                    54,993            549,930
 * Park-Ohio Holdings Corp.                                             126,325            925,962
   Parkvale Financial Corp.                                              50,495          1,346,702
 * Parlex Corp.                                                          58,200            474,330
 * Parlux Fragrances, Inc.                                              107,400            348,943
 * ParthusCeva, Inc.                                                     24,400            213,500
 * Party City Corp.                                                      38,687            555,545

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pathmark Stores, Inc.                                                113,093    $       821,055
 * Patient Infosystems, Inc.                                              4,900              1,421
   Patrick Industries, Inc.                                              44,200            379,236
   Patriot Bank Corp.                                                    63,180          1,405,755
 * Patriot Transportation Holding, Inc.                                  31,700            944,977
 * Paula Financial, Inc.                                                 49,300             76,415
 * Paul-Son Gaming Corp.                                                 31,800            190,164
 * Paxar Corp.                                                          169,669          2,231,147
 * Paxson Communications Corp.                                          259,500          1,245,600
 * Payless Cashways, Inc.                                                 2,136                  3
 * PC Connection, Inc.                                                  122,600          1,072,750
 * PC Mall, Inc.                                                         94,300          1,259,848
 * PC-Tel, Inc.                                                         141,500          1,266,425
 * PDF Solutions, Inc.                                                  102,023          1,129,395
 * PDI, Inc.                                                             64,584          1,866,478
 * PEC Solutions, Inc.                                                  119,518          2,152,519
 * Pediatric Services of America, Inc.                                   51,200            445,440
 * Peerless Manufacturing Co.                                            18,500            219,318
 * Peerless Systems Corp.                                               101,700            345,780
 * Peet's Coffee & Tea, Inc.                                             57,564            968,226
*# Pegasus Communications Corp.                                          22,720            455,990
 * Pegasus Solutions, Inc.                                              108,575          1,289,871
 * Pegasystems, Inc.                                                    172,400          1,379,200
 * Pemco Aviation Group, Inc.                                               250              7,099
 * Pemstar, Inc.                                                         97,400            366,224
   Penford Corp.                                                         54,800            790,764
   Penn Engineering & Manufacturing Corp. Class A                        67,200            974,400
   Penn Engineering & Manufacturing Corp. Non-Voting                    165,400          2,712,560
*# Penn Treaty American Corp.                                            68,200            109,802
   Penn Virginia Corp.                                                   58,400          2,739,544
   Penn-America Group, Inc.                                             102,900          1,503,369
   Pennfed Financial Services, Inc.                                      60,100          1,938,165
   Penns Woods Bancorp, Inc.                                                110              4,938
 * Penwest Pharmaceuticals Co.                                          128,900          1,985,060
   Peoples Bancorp, Inc.                                                    400              9,520
   Peoples Bancorp, Inc.                                                  2,310             65,743
 * Perceptron, Inc.                                                      76,750            567,950
 * Performance Technologies, Inc.                                       135,675          1,830,256
 * Pericom Semiconductor Corp.                                          116,441          1,364,689
 * Perini Corp.                                                          55,200            497,352
 * Perry Ellis International, Inc.                                       64,100          1,555,130
 * Per-Se Technologies, Inc.                                            134,372          1,887,927
 * Pervasive Software, Inc.                                             117,200            873,140
 * Petrocorp, Inc.                                                       37,100            502,334
 * Petroleum Development Corp.                                          139,678          1,983,428
   PFF Bancorp, Inc.                                                     68,600          2,565,640
*# Pfsweb, Inc.                                                               1                  2
 * Pharmacopeia, Inc.                                                   206,100          2,576,250
 * Pharmacyclics, Inc.                                                   70,000            448,000
*# Pharmanetics, Inc.                                                    84,400            179,772
 * PharmChem, Inc.                                                       41,600             11,648
*# Pharmos Corp.                                                         88,000            323,840
   Phillips-Van Heusen Corp.                                            136,600          2,404,160
 * Phoenix Gold International, Inc.                                      13,500             18,225
 * Phoenix Technologies, Ltd.                                           106,804            930,263
 * Photo Control Corp.                                                    1,000              2,290
 * Photoelectron Corp.                                                   49,200                492
 * PhotoMedex, Inc.                                                      59,808            111,841
 * Photon Dynamics, Inc.                                                 69,500          2,836,295
 * Photronics, Inc.                                                      59,258    $     1,094,495
*# Physiometrix, Inc.                                                    31,500             58,275
 * Piccadilly Cafeterias, Inc.                                           91,000             16,380
 * Pico Holdings, Inc.                                                   83,771          1,258,240
   Pilgrims Pride Corp. Class B                                         118,600          1,773,070
   Pinnacle Bancshares, Inc.                                                700             11,375
 * Pinnacle Entertainment, Inc.                                          21,200            193,556
 * Pinnacle Systems, Inc.                                                68,400            570,456
 * Pioneer Drilling Co.                                                   3,700             13,764
 * Pixelworks, Inc.                                                     113,400          1,496,880
 * Pizza Inn, Inc.                                                       39,700            119,100
 * Plains Exploration & Production Co.                                   30,345            425,133
 * Plains Resources, Inc.                                               149,100          2,314,032
 * Planar Systems, Inc.                                                  93,400          2,222,920
 * PlanVista Corp.                                                      123,000            233,700
 * Plato Learning, Inc.                                                  97,533            968,503
 * Play By Play Toys and Novelties, Inc.                                 32,100                 82
 * Playboy Enterprises, Inc. Class B                                     95,280          1,544,489
 * Playtex Products, Inc.                                               134,500            932,085
 * Plexus Corp.                                                         109,719          1,947,512
*# Plug Power, Inc.                                                     268,815          1,556,439
 * PLX Technology, Inc.                                                 104,700            984,180
 * Plymouth Rubber, Inc. Class A                                            900              1,328
 * Plymouth Rubber, Inc. Class B                                              5                  2
 # PMA Capital Corp. Class A                                             31,243            124,035
   Pocahontas Bancorp, Inc.                                              52,000            733,200
 * Point Therapeutics, Inc.                                               5,640             23,547
 * Point West Capital Corp.                                              25,400                  3
 * Point.360                                                             85,300            425,647
   PolyMedica Corp.                                                     101,640          2,634,509
 * Polyone Corp.                                                         24,200            143,990
   Pomeroy IT Solutions, Inc.                                           105,149          1,536,227
   Pope & Talbot, Inc.                                                   95,200          1,289,960
 * Porta Systems Corp.                                                   48,090                962
 * Portal Software, Inc.                                                  7,140             53,907
 * Possis Medical, Inc.                                                 160,300          2,731,512
 * Powell Industries, Inc.                                               53,300            898,638
 * PowerCerv Corp.                                                       12,633              1,011
 * Power-One, Inc.                                                      116,700            983,781
 * Powerwave Technologies, Inc.                                         254,461          1,895,734
 * Pozen, Inc.                                                          125,500          1,475,880
 * PPT Vision, Inc.                                                      47,000             50,760
 * PRAECIS Pharmaceuticals, Inc.                                        199,247          1,514,277
 * Premier Financial Bancorp                                              6,600             53,130
*# Premier Laser Systems, Inc. Class A                                   16,400                165
*# Pre-Paid Legal Services, Inc.                                         77,500          2,062,275
   Presidential Life Corp.                                              128,840          1,868,180
 * Presstek, Inc.                                                       152,500          1,227,625
*# PRG-Schultz International, Inc.                                       68,776            340,441
 * Pricesmart, Inc.                                                       5,400             36,715
 * Prima Energy Corp.                                                    75,350          2,230,360
 * Prime Hospitality Corp.                                              201,300          2,218,326
 * Prime Medical Services, Inc.                                         148,800            754,416
 * Primus Knowledge Solutions, Inc.                                      39,000            173,550
 * Princeton Review, Inc.                                                50,400            403,200
 * Printronix, Inc.                                                      67,250          1,108,953
 * Private Business, Inc.                                                 8,305             11,793
 * Procom Technology, Inc.                                               19,200              8,544
 * Progenics Pharmaceuticals, Inc.                                       68,600          1,203,244
   Programmers Paradise, Inc.                                            48,200            343,184
   Progress Financial Corp.                                              58,113          1,768,379

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Progress Software Corp.                                               45,000    $       943,200
 * ProsoftTraining.com                                                   25,200             16,380
   Prosperity Bancshares, Inc.                                           32,555            705,141
 * Protection One, Inc.                                                 121,900             54,855
   Proton Energy Systems, Inc.                                          127,511            334,079
 * Provant, Inc.                                                         31,500                 32
 * Provena Foods, Inc.                                                      200                273
   Providence & Worcester Railroad Co.                                   11,000             99,880
   Provident Bancorp, Inc.                                               12,800            613,760
   Provident Bankshares Corp.                                             2,644             76,835
   Provident Financial Holdings, Inc.                                    48,600          1,628,586
 * Province Healthcare Co.                                              191,100          2,929,563
 * Proxim Corp.                                                         208,611            294,142
*# ProxyMed, Inc.                                                         8,766            141,396
 * PSS World Medical, Inc.                                              277,800          2,847,450
   Psychemedics Corp.                                                    49,039            394,764
 * Psychiatric Solutions, Inc.                                           27,500            418,550
 * PTEK Holdings, Inc.                                                  264,746          2,308,585
   Pulaski Financial Corp.                                               30,400            486,096
 * Puma Technology, Inc.                                                148,814            900,325
 * Pure World, Inc.                                                      66,630            151,250
 * PW Eagle, Inc.                                                        21,900             87,578
   Pyramid Breweries, Inc.                                               36,800            117,024
 * Qad, Inc.                                                            173,100          2,134,323
 * QEP Co., Inc.                                                         15,000            177,000
 * QRS Corp.                                                             71,422            727,790
 * QuadraMed Corp.                                                      185,337            460,562
   Quaker Chemical Corp.                                                 71,700          1,880,691
   Quaker City Bancorp, Inc.                                             34,945          1,475,727
   Quaker Fabric Corp.                                                  147,950          1,291,604
 * Quality Dining, Inc.                                                  98,900            285,821
 * Quality Systems, Inc.                                                 49,600          2,122,880
   Quanex Corp.                                                          35,800          1,415,174
 * Quantum Corp.- DLT                                                    40,100            126,716
 * Quantum Fuel Systems Technologies Worldwide, Inc.                     45,200            315,948
*# Questcor Pharmaceuticals, Inc.                                       129,800             88,264
 * Quicklogic Corp.                                                     159,400            994,656
 * Quicksilver Resources, Inc.                                            2,500             75,275
 * Quidel Corp.                                                         256,200          2,203,320
 * Quigley Corp.                                                         55,500            471,195
 * Quinton Cardiology Systems, Inc.                                      83,960            667,482
 * Quipp, Inc.                                                           14,300            175,175
   Quixote Corp.                                                         68,200          1,680,448
*# Quokka Sports, Inc.                                                      480                  6
*# Quovadx, Inc.                                                        148,400            722,708
 * R & B, Inc.                                                           69,300            970,200
 * Radiant Systems, Inc.                                                123,454            876,523
 * Radiologix, Inc.                                                     176,100            537,105
 * RadiSys Corp.                                                         81,413          1,497,999
 * Radyne ComStream, Inc.                                                71,000            490,610
 * Rag Shops, Inc.                                                       34,650            117,464
 * Railamerica, Inc.                                                    184,866          2,098,229
 * Rainbow Rentals, Inc.                                                 48,300            357,468
 * Rainbow Technologies, Inc.                                           145,400          1,802,960
 * Ramtron International Corp.                                          185,100            459,048
 * Range Resources Corp.                                                377,500          2,982,250
   Raven Industries, Inc.                                               192,920          5,341,955
 * Rayovac Corp.                                                        142,800          2,568,972
 * Raytech Corp.                                                         45,995            170,182
 * RC2 Corp.                                                             91,100          1,938,608
 * RCM Technologies, Inc.                                                91,800    $       668,304
*# RCN Corp.                                                              4,300              4,386
 * Reading International, Inc. Class A                                  142,163            887,097
 * Reading International, Inc. Class B                                   10,140             59,826
*# Redhook Ale Brewery, Inc.                                             63,100            187,975
   Redwood Empire Bancorp                                                60,750          1,534,241
 * Reeds Jewelers, Inc.                                                  23,990             26,629
 * Refac                                                                  8,519             42,638
   Regal-Beloit Corp.                                                    67,330          1,390,365
 * Regeneration Technologies, Inc.                                      117,530          1,222,312
 * Regent Communications, Inc.                                          553,900          3,605,889
 * Register.Com, Inc.                                                    99,500            482,575
 * Rehabcare Group, Inc.                                                 78,700          1,397,712
 * Reliability, Inc.                                                    113,800            124,042
 * Reliv International, Inc.                                            101,576            577,967
 * Relm Wireless Corp.                                                   47,941             72,391
 * Remec, Inc.                                                          165,200          1,853,544
 * RemedyTemp, Inc.                                                      64,200            704,274
 * Remington Oil & Gas Corp.                                            198,160          3,537,156
 * Rentrak Corp.                                                        107,200            856,528
 * Rent-Way, Inc.                                                       168,400          1,247,844
 * Repligen Corp.                                                       250,400          1,209,432
*# Reptron Electronics, Inc.                                             55,900              9,503
   Republic Bancorp, Inc. Class A                                        35,600            701,320
   Republic Bankshares, Inc.                                            110,540          3,297,408
 * Republic First Bancorp, Inc.                                          45,468            591,539
 * Res-Care, Inc.                                                        91,498            672,510
   Resource America, Inc.                                               170,680          2,223,960
 * Resources Connection, Inc.                                            96,786          2,650,001
 * Restoration Hardware, Inc.                                           135,900            833,067
 * Retail Ventures Inc.                                                  79,156            427,442
 * Retek, Inc.                                                          241,200          2,503,656
*# Revlon, Inc.                                                         104,700            251,280
 * Rex Stores Corp.                                                     142,875          2,247,424
 * Rexhall Industries, Inc.                                              36,400            106,106
 * RF Monolithics, Inc.                                                  86,600            759,482
   Richardson Electronics, Ltd.                                         100,100          1,021,020
 * Rigel Pharmaceuticals, Inc.                                            8,711            141,205
   Riggs National Corp.                                                 123,264          2,115,210
 * Right Management Consultants, Inc.                                   158,793          2,837,631
 * Rimage Corp.                                                          93,825          1,435,523
 * Rita Medical Systems, Inc.                                            78,000            331,500
 * Riverside Group, Inc.                                                  1,300                 24
 * Riverstone Networks, Inc.                                              1,900              2,090
   Riverview Bancorp, Inc.                                               34,400            735,472
   Rivianna Foods, Inc.                                                  17,600            519,024
 * Riviera Holdings Corp.                                                22,100            120,335
 * Riviera Tool Co.                                                       7,000             31,570
 * RMH Teleservices, Inc.                                                81,500            420,540
 * Roadhouse Grill, Inc.                                                 75,670             18,918
   Roanoke Electric Steel Corp.                                          87,400            843,410
   Robbins & Myers, Inc.                                                 62,500          1,378,750
 * Robocom Systems, Inc.                                                  1,100                825
 * Robotic Vision Systems, Inc.                                          31,005             20,618
 * Rochester Medical Corp.                                               48,500            434,075
   Rock of Ages Co.                                                      32,900            190,491
 * Rockford Corp.                                                         1,100              6,402
   Rock-Tenn Co. Class A                                                172,700          2,745,930
   Rocky Mountain Chocolate Factory, Inc.                                33,333            399,996
 * Rocky Shoes & Boots, Inc.                                             34,200            591,660

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Rofin-Sinar Technologies, Inc.                                       104,400    $     3,358,548
 * Rogers Corp.                                                          66,900          2,936,910
 * Rogue Wave Software, Inc.                                            103,000            676,710
 * Rohn Industries, Inc.                                                353,700              7,074
 * Ross Systems, Inc.                                                     3,700             66,637
   Roto-Rooter, Inc.                                                     44,100          1,623,321
 * Rouge Industries, Inc. Class A                                       131,300             10,504
   Royal Bancshares of Pennsylvania Class A                              15,455            411,103
   Royal Gold, Inc.                                                     163,200          3,477,792
 * Royale Energy, Inc.                                                   29,324            263,916
   RPC, Inc.                                                             76,300            766,815
 * RTI International Metals, Inc.                                        95,300          1,291,315
 * RTW, Inc.                                                             43,450            280,644
 * Rubio's Restaurants, Inc.                                             44,300            268,015
 * Rudolph Technologies, Inc.                                            72,600          1,680,690
 * Rural Cellular Corp. Class A                                           4,100             38,745
 * Rural/Metro Corp.                                                    110,300            216,188
 * Rush Enterprises, Inc. Class A                                        54,500            421,285
 * Rush Enterprises, Inc. Class B                                        54,500            445,810
   Russell Corp.                                                         66,200          1,217,418
 * Ryan's Family Steak Houses, Inc.                                     163,600          2,427,824
   Ryerson Tull, Inc.                                                    90,400            814,504
 * S&K Famous Brands, Inc.                                               24,600            439,848
 * S1 Corp.                                                             304,000          2,684,320
 * Saba Software, Inc.                                                   33,715            128,184
 * Safeguard Scientifics, Inc.                                          275,000            940,500
 * SafeNet, Inc.                                                         59,445          1,975,952
 * Safety Components International, Inc.                                  1,180             13,924
 * Saga Communications, Inc. Class A                                     80,941          1,414,039
 * Salem Communications Corp.                                            74,568          1,847,049
*# Salton, Inc.                                                          50,300            677,038
*# Samsonite Corp.                                                        1,479              1,006
 * San Filippo (John B.) & Son, Inc.                                     57,900          2,304,420
 * Sanchez Computer Associates, Inc.                                     98,724            429,449
   Sanders Morris Harris Group, Inc.                                     90,950            904,953
   Sanderson Farms, Inc.                                                118,600          4,077,468
   Sandy Spring Bancorp, Inc.                                            42,143          1,681,506
 * Sangamo BioSciences, Inc.                                            124,000            565,440
 * Sapient Corp.                                                         86,900            488,378
*# Satcon Technology Corp.                                               86,200            224,120
   Saucony, Inc. Class A                                                 55,400            940,692
   Saucony, Inc. Class B                                                 58,200            966,120
   Sauer-Danfoss, Inc.                                                   26,800            428,800
 * Savient Pharmaceuticals, Inc.                                        254,600          1,257,724
 * Saxon Capital, Inc.                                                   60,400          1,139,748
 * SBA Communications Corp.                                             100,800            348,768
 * SBE, Inc.                                                             34,600            285,104
 * SBS Technologies, Inc.                                                83,600          1,224,740
 * ScanSoft, Inc.                                                       424,175          2,545,050
 * ScanSource, Inc.                                                      70,600          3,088,044
   Schawk, Inc. Class A                                                 168,300          2,288,880
 * Scheid Vineyards, Inc.                                                14,500             60,973
*# Schick Technologies, Inc.                                             47,200            365,800
 * Schieb (Earl), Inc.                                                   71,600            189,382
 * Schlotzskys, Inc.                                                     65,100            164,052
 * Schmitt Industries, Inc.                                              17,800             45,034
   Schnitzer Steel Industries, Inc. Class A                              92,200          4,988,942
 * Schuff International, Inc.                                            53,200             76,076
   Schulman (A.), Inc.                                                  122,790          2,400,545
   Schweitzer-Maudoit International, Inc.                                68,000    $     1,884,960
 * Sciclone Pharmaceuticals, Inc.                                       196,600          1,445,010
 * Scientific Games Corp.                                               165,800          2,695,908
 * Scientific Learning Corp.                                              1,900              8,759
 * Scientific Technologies, Inc.                                         38,400            178,176
 * SCM Microsystems, Inc.                                                64,159            532,520
   Scope Industries, Inc.                                                16,650          1,263,735
   SCPIE Holdings, Inc.                                                  19,000            189,050
 * Seabulk International, Inc.                                            8,400             73,500
 * Seachange International, Inc.                                        121,403          1,827,115
   Seacoast Banking Corp.                                                72,930          1,291,590
   Seacoast Financial Services Corp.                                     78,552          2,156,252
 * Seattle Genetics, Inc.                                                93,425            581,104
 * Secom General Corp.                                                    1,000              1,290
   Second Bancorp, Inc.                                                  23,200            656,560
 * Secure Computing Corp.                                               154,267          2,318,633
 * Security Associates International, Inc.                                4,900                  0
 * SED International Holdings, Inc.                                       6,350             16,828
 * SeeBeyond Technology Corp.                                           187,424            727,205
 * SEEC, Inc.                                                            55,300             27,097
 * Segue Software, Inc.                                                 102,900            264,453
 * Selas Corp. of America                                                46,800            129,168
 * Selectica, Inc.                                                      222,400          1,031,936
   SEMCO Energy, Inc.                                                   118,420            580,258
 * Semitool, Inc.                                                       168,100          1,912,978
 * SEMX Corp.                                                            45,500              4,550
 * Seneca Foods Corp. Class A                                               200              4,000
 * Seneca Foods Corp. Class B                                             6,800            136,578
 * Sensytech, Inc.                                                       28,050            408,128
 * Sequenom, Inc.                                                        98,730            355,527
 * SeraCare Life Sciences, Inc.                                          21,120            232,320
 * Serologicals Corp.                                                   118,925          2,051,456
 * ServiceWare Technologies, Inc.                                        25,300             14,927
 * Servotronics, Inc.                                                    24,804             76,892
 * SFBC International, Inc.                                              34,200            880,650
 * Shared Technologies Cellular, Inc.                                    24,600                 66
 * Sharper Image Corp.                                                   93,000          2,940,660
 * Shaw Group, Inc.                                                      78,600          1,023,372
 * Sheffield Pharmceuticals, Inc.                                       114,400                 11
 * Shells Seafood Restaurants, Inc.                                      25,500             16,958
 * Shiloh Industries, Inc.                                              121,400            548,121
 * Shoe Carnival, Inc.                                                  126,100          2,279,888
 * Shoe Pavilion, Inc.                                                    5,700              7,268
 * Sholodge, Inc.                                                        52,300            228,813
 * Shopko Stores, Inc.                                                  131,200          2,184,480
 * Shuffle Master, Inc.                                                 148,350          4,437,149
 * Siebert Financial Corp.                                               42,300            138,744
   Sierra Bancorp                                                         3,900             66,261
 * Sierra Health Services, Inc.                                         253,800          6,954,120
 * Sifco Industries, Inc.                                                45,775            160,213
 * Sight Resource Corp.                                                   7,100                444
*# Sigma Designs, Inc.                                                  173,500          1,028,855
 * Sigmatron International, Inc.                                         18,200            460,642
 * Silgan Holdings, Inc.                                                 69,300          2,387,385
 * Silicon Graphics, Inc.                                                58,100             65,653
 * Silicon Image, Inc.                                                  310,600          2,298,440
 * Silicon Storage Technology, Inc.                                      51,900            704,283
 * Simclar, Inc.                                                         23,400             53,118
   Simmons First National Corp. Class A                                  65,300          1,732,409
 * Simon Worldwide, Inc.                                                 88,300              6,843

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SimpleTech, Inc.                                                     199,666    $     1,341,556
 * Simula, Inc.                                                         117,500            370,125
 * Sipex Corp.                                                          134,400          1,263,360
 * Sirenza Microdevices, Inc.                                            68,661            400,294
 * Sitel Corp.                                                          165,600            389,160
 * Six Flags, Inc.                                                      113,100            763,425
 * Skechers U.S.A., Inc. Class A                                         81,800            607,774
   Skyline Corp.                                                         34,800          1,117,080
 * SL Industries, Inc.                                                   91,985            740,479
 * SM&A                                                                  47,100            555,309
 * Smart & Final Food, Inc.                                              10,800             98,604
 * SmartDisk Corp.                                                       51,300             16,673
 * Smith & Wollensky Restaurant Group, Inc.                              52,300            305,432
*# Smith Micro Software, Inc.                                           121,400            321,710
 * Smithway Motor Xpress Corp. Class A                                   35,000             41,650
 * Sola International, Inc.                                             193,200          3,786,720
 * Solutia, Inc.                                                        203,000            558,250
 * Somera Communications, Inc.                                           59,300             84,206
   Sonesta International Hotels Corp. Class A                               400              1,832
*# Sonic Foundry, Inc.                                                   73,700            162,140
 * Sonic Innovations, Inc.                                               38,420            234,362
 * Sonic Solutions                                                      108,950          2,055,887
 * SonicWALL, Inc.                                                      255,676          2,042,851
 * SonoSite, Inc.                                                        63,978          1,351,215
 * Sonus Pharmaceuticals, Inc.                                          101,800            520,198
 * Sorrento Networks Corp.                                               44,900            119,883
 * Sotheby's Holdings, Inc. Class A                                      58,700            680,920
   Sound Federal Bancorp, Inc.                                           13,341            224,796
 * SoundView Technology Group, Inc.                                      45,361            700,374
 * Source Information Management, Inc.                                   92,000            891,480
*# Source Media, Inc.                                                   154,600              1,237
 * Sourcecorp, Inc.                                                      70,200          1,717,092
   South Jersey Industries, Inc.                                         51,782          2,040,211
 * Southern Energy Homes, Inc.                                          124,125            328,931
   Southside Banchares, Inc.                                                105              1,803
 * Southwall Technologies, Inc.                                          79,100             68,817
   Southwest Bancorp, Inc.                                               70,200          1,232,010
   Southwest Water Co.                                                   82,003          1,302,208
 * Southwestern Energy Co.                                              115,700          2,361,437
 * Spacehab, Inc.                                                        94,200             96,084
   Span-American Medical System, Inc.                                    37,500            453,750
 * Spanish Broadcasting System, Inc.                                    152,493          1,532,555
   Spartan Motors, Inc.                                                  92,900            882,550
 * Spartan Stores, Inc.                                                  70,059            343,289
   Spartech Corp.                                                         5,500            121,000
 * Sparton Corp.                                                         80,813            883,289
 * Specialty Laboratories, Inc.                                         105,900          1,768,530
 * SpectraLink Corp.                                                    163,500          3,366,465
 * Spectranetics Corp.                                                  228,002            763,807
 * Spectrum Control, Inc.                                               120,100            855,232
 * SpectRx, Inc.                                                         58,600            125,990
 * Speizman Industries, Inc.                                             26,400             10,032
 * Spherion Corp.                                                       189,393          1,693,173
*# Spherix, Inc.                                                        103,300            717,935
 * Spiegel, Inc. Class A Non-Voting                                       9,100                796
 * Spire Corp.                                                          104,942            449,152
 * Sport Chalet, Inc.                                                    56,500            527,710
 * Sport Supply Group, Inc.                                              63,100            116,735
 * Sport-Haley, Inc.                                                     32,100            132,252
 * Sports Club Co., Inc.                                                142,200    $       284,400
 * SportsLine.Com, Inc.                                                  43,500             47,415
 * Sportsman's Guide, Inc.                                               43,300            775,027
 * SPS Technologies, Inc.                                                38,800          1,899,648
 * SPSS, Inc.                                                            76,789          1,487,403
*# SR Telecom, Inc.                                                         262              1,493
 * SRI/Surgical Express, Inc.                                            34,000            225,250
 * SRS Labs, Inc.                                                       121,100          1,253,385
   SS&C Technologies, Inc.                                               57,500          1,696,250
*# SSE Telecom, Inc.                                                      5,600                 14
   St. Francis Capital Corp.                                             85,100          2,962,331
 * Staar Surgical Co.                                                   134,775          1,481,312
 * Stamps.com, Inc.                                                     143,069            894,181
*# Standard Automotive Corp.                                             22,100                  2
   Standard Commercial Corp.                                            104,808          2,185,247
 * Standard Management Corp.                                             69,015            225,679
 * Standard Microsystems Corp.                                          118,800          3,183,840
   Standard Motor Products, Inc. Class A                                 62,700            630,135
   Standard Register Co.                                                105,700          1,678,516
   Standex International Corp.                                           41,100          1,120,797
   Stanley Furniture, Inc.                                               71,700          2,287,947
 * Star Buffet, Inc.                                                     16,400             66,830
 * Star Multi Care Service, Inc.                                          4,136                579
 * Star Struck, Ltd.                                                        500                400
 * Starcraft Corp.                                                       17,325            610,360
   Starrett (L.S.) Co. Class A                                           35,900            512,293
   StarTek, Inc.                                                         58,900          2,277,663
   State Financial Services Corp. Class A                                78,032          2,071,750
 * Steak n Shake Co.                                                    121,600          2,140,160
   Steel Technologies, Inc.                                              86,700          1,335,180
*# SteelCloud Co.                                                        75,500            385,805
 * Stein Mart, Inc.                                                     111,088            989,794
 * Steinway Musical Instruments, Inc.                                    80,700          1,928,730
 * Stellent, Inc.                                                        98,507            972,264
*# Stemcells, Inc.                                                       17,500             37,975
   Stepan Co.                                                            35,200            882,112
   Stephan Co.                                                           33,500            143,380
   Sterling Bancorp                                                     250,409          7,339,488
   Sterling Bancshares                                                  113,130          1,437,882
   Sterling Financial Corp.                                               1,625             45,711
 * Sterling Financial Corp.                                             119,973          4,032,293
   Stewart & Stevenson Services, Inc.                                   122,111          1,714,438
 * Stewart Enterprises, Inc.                                            176,463            824,082
 * Stewart Information Services Corp.                                    71,800          2,773,634
 * Stifel Financial Corp.                                                35,971            616,543
 * Stillwater Mining Co.                                                107,200            902,624
*# Stonepath Group, Inc.                                                102,700            271,128
 * Stoneridge, Inc.                                                     139,000          1,855,650
 * Storage Engine, Inc.                                                   1,150                385
 * StorageNetworks, Inc.                                                 56,400                  0
 * StorageNetworks, Inc. Escrow Shares                                   56,400              1,528
 * Stratasys, Inc.                                                       37,900          1,705,500
 * Strategic Diagnostics, Inc.                                          161,000            748,650
   Strategic Distribution, Inc.                                          27,770            416,828
 * Stratesec, Inc.                                                        6,400                 51
 * Stratex Networks, Inc.                                               358,200          1,275,192
 * Stratos International, Inc.                                           21,777            163,110
 * Strattec Security Corp.                                               40,900          2,433,550
 * Stratus Properties, Inc.                                              53,750            568,675
   Stride Rite Corp.                                                    176,800          2,045,576

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sturm Ruger & Co., Inc.                                              119,400    $     1,376,682
*# Styleclick, Inc. Class A                                              66,500              1,330
 * Suburban Lodges of America, Inc. Escrow Shares                       127,500                  0
   Suffolk Bancorp                                                       68,400          2,482,852
 * Summa Industries, Inc.                                                31,800            279,840
 * Summit America Television, Inc.                                      196,784            708,422
   Summit Bancshares, Inc.                                               32,900            922,187
   Summit Bank Corp.                                                      5,600             90,244
 * Sun Bancorp, Inc.                                                    151,766          3,437,500
   Sun Hydraulics, Inc.                                                  12,600            101,052
 * Sunair Electronics, Inc.                                              33,700            215,680
 * Sundance Homes, Inc.                                                  50,000                325
 * SunLink Health Systems, Inc.                                          33,465             94,371
*# Sunrise Senior Living, Inc.                                           68,900          2,378,428
   Sunrise Telecom, Inc.                                                255,000            994,500
 * Suntron Corp.                                                         36,507            150,409
*# Superconductor Technologies, Inc.                                    252,670          1,874,811
*# Supergen, Inc.                                                       156,078          1,649,744
 * Superior Consultant Holdings Corp.                                    92,000            437,920
   Superior Uniform Group, Inc.                                          86,800          1,418,312
 * Supertex, Inc.                                                        94,300          1,635,162
 * SupportSoft, Inc.                                                    155,900          2,285,494
   Supreme Industries, Inc.                                              92,383            538,131
*# SureBeam Corp.                                                       159,606             42,296
   SureWest Communications                                                8,050            315,882
*# SurModics, Inc.                                                       50,900          1,077,553
 * Swift Energy Corp.                                                   120,600          1,711,314
 * Swisher International, Inc.                                            8,500              6,375
*# Switchboard, Inc.                                                     62,206            416,780
   SWS Group, Inc.                                                       62,149          1,169,023
 * Sykes Enterprises, Inc.                                              154,249          1,409,836
 * Sylvan, Inc.                                                          63,500            767,398
 * Symmetricom, Inc.                                                    378,352          2,661,328
 * Syms Corp.                                                           143,500            995,890
 * Symyx Technologies                                                   115,468          2,303,587
 * Synalloy Corp.                                                        87,258            597,717
 * Synaptics, Inc.                                                       77,533          1,059,876
 * Synovis Life Technologies, Inc.                                       88,200          2,267,622
 * Synplicity, Inc.                                                       9,100             66,339
 * Synthetech, Inc.                                                     132,000            212,520
 * Syntroleum Corp.                                                     124,107            485,258
   Sypris Solutions, Inc.                                                46,175            630,289
 * Systemax, Inc.                                                       119,600            867,100
 * Systems & Computer Technology Corp.                                  148,600          2,273,580
 * T-3 Energy Services, Inc.                                              9,270             53,581
 * T-Netix, Inc.                                                        105,800            407,224
*# Tag-It Pacific, Inc.                                                  68,300            344,915
 * Taitron Components, Inc.                                              15,500             36,425
 * TALK America Holdings, Inc.                                          116,157          1,306,766
   TALX Corp.                                                            65,412          1,713,794
   Tandy Brand Accessories, Inc.                                         56,877            853,155
 * Tarantella, Inc.                                                      18,840             18,181
*# Tarrant Apparel Group                                                 49,100            196,400
   Tasty Baking Co.                                                      81,000            684,450
   TB Woods Corp.                                                        26,200            206,980
 * TBA Entertainment Corp.                                               80,300             50,991
 * TBC Corp.                                                            183,900          5,448,957
 * TEAM America, Inc.                                                    10,400                104
 * Team, Inc.                                                            55,200            552,000
 * TeamStaff, Inc.                                                       16,600    $        36,686
   Tech/Ops Sevcon, Inc.                                                 60,800            351,728
   Teche Holding Co.                                                      2,700             97,808
 * Technical Communications Corp.                                         7,300             32,850
   Technology Research Corp.                                             44,600            687,732
 * Technology Solutions Corp.                                            76,500             89,505
 * TechTeam Global, Inc.                                                 99,500            671,625
*# Tegal Corp.                                                           41,000             97,580
*# TeleCommunication Systems, Inc.                                       92,500            490,250
 * Teledyne Technologies Inc.                                           141,100          2,424,098
 * Teletech Holdings, Inc.                                              138,702          1,393,955
 * Telik, Inc.                                                           32,106            648,862
 * Telular Corp.                                                        106,075            778,591
 * Temtex Industries, Inc.                                               34,100                273
 * TenFold Corp.                                                          1,700              3,621
   Tennant Co.                                                           36,000          1,552,320
 * Tenneco Automotive, Inc.                                             192,500          1,068,375
 * Terayon Communication Systems, Inc.                                  207,200          1,239,056
 * Terra Industries, Inc.                                               322,600          1,041,998
 * Tesoro Petroleum Corp.                                               264,900          3,358,932
 * Tessco Technologies, Inc.                                             56,000            857,360
 * Tetra Technologies, Inc.                                             193,200          4,327,680
   Texas Industries, Inc.                                                88,700          2,590,927
   TF Financial Corp.                                                    13,900            477,743
 * Thackeray Corp.                                                       69,700             73,185
 * The Banc Corp.                                                        42,908            374,158
 * The Beard Co.                                                         19,899              9,452
 * The Dress Barn, Inc.                                                 130,100          1,904,664
 * The Hallwood Group, Inc.                                               2,653             54,970
   The Marcus Corp.                                                      94,200          1,408,290
 * The Rowe Companies                                                   121,468            358,938
 * Theragenics Corp.                                                    150,200            737,482
 * Therasense, Inc.                                                      87,100          1,485,055
 * Thermwood Corp.                                                          920                520
 * TheStreet.com, Inc.                                                  231,400          1,057,498
 * Third Wave Technologies                                              164,656            708,021
   Thistle Group Holdings Co.                                            31,000            804,450
 * Thomas Group, Inc.                                                    35,100             38,610
   Thomas Industries, Inc.                                               19,000            598,880
 * THQ, Inc.                                                             21,500            345,935
 * Three-Five Systems, Inc.                                              94,400            503,152
 * Tickets.com, Inc.                                                        700                333
 * Tidel Technologies, Inc.                                              50,200             38,905
 * Tier Technologies, Inc. Class B                                      100,000            781,000
 * TII Network Technologies, Inc.                                        57,160            145,758
   Timberland Bancorp, Inc.                                              36,500            887,315
 * Timco Aviation Services, Inc.                                          8,568              3,856
 * Time Warner Telecom, Inc.                                             18,893            199,321
 * Tipperary Corp.                                                       76,000            208,240
   Titan International, Inc.                                             53,350            102,432
*# Titan Pharmaceuticals, Inc.                                          119,700            331,569
 * Titanium Metals Corp.                                                 16,190            769,025
 * TiVo, Inc.                                                           228,141          1,902,696
 * TLC Vision Corp.                                                     139,365            848,733
 * TMBR/Sharp Drilling, Inc.                                             38,200            678,814
   Todd Shipyards Corp.                                                  44,600            805,030
 * Todhunter International, Inc.                                         48,800            506,788
 * Tofutti Brands, Inc.                                                   4,000             12,000
 * Tollgrade Communications, Inc.                                        59,700          1,033,407
   Tompkins County Trustco, Inc.                                            473             22,822
 * Too, Inc.                                                             13,000            237,250

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Topps, Inc.                                                          178,355    $     1,879,862
 * Torch Offshore, Inc.                                                  90,900            474,498
 * Toreador Resources Corp.                                              41,700            120,930
 * Total Entertainment Restaurant Corp.                                  19,300            233,723
 * Tower Automotive, Inc.                                               247,700          1,127,035
   Track Data Corp.                                                       5,600              8,568
 * Tradestation Group, Inc.                                             211,400          1,889,916
   Traffix, Inc.                                                        155,500            777,500
 * Trailer Bridge, Inc.                                                  42,500            255,425
 * Trammell Crow Co.                                                    161,500          2,172,175
 * Trans World Entertainment Corp.                                      189,800          1,341,886
 * Transact Technologies, Inc.                                           54,800          1,279,580
 * Transaction Systems Architects, Inc.                                  99,400          1,956,192
 * TransAxis, Inc.                                                          440                 77
 * Transcat, Inc.                                                        42,500            141,950
 * Transgenomic, Inc.                                                    14,600             26,718
 * Transkaryotic Therapies, Inc.                                        154,437          2,006,137
   Trans-Lux Corp.                                                        7,545             47,156
 * Transmeta Corp.                                                       55,700            183,810
 * Transmontaigne Oil Co.                                               136,760            821,928
 * Transport Corp. of America                                            15,900            112,095
 * Transport Industries, Inc.                                             9,700             27,257
 * Transpro, Inc.                                                        38,900            131,482
 * Transtechnology Corp.                                                 94,400            659,856
 * TransTexas Gas Corp. Class A                                             395                  8
 * Travis Boats & Motors, Inc.                                           18,900             23,814
*# TRC Companies, Inc.                                                   80,250          1,621,853
   Tredegar Industries, Inc.                                             14,450            222,530
*# Trenwick Group, Ltd.                                                  12,662                317
 * Trestle Holdings Inc.                                                  3,440             18,920
 * Trex Co., Inc.                                                        64,600          2,386,970
 * Triad Guaranty, Inc.                                                  31,950          1,490,468
   Triarc Companies, Inc. Class A                                        52,800            590,832
   Trico Bancshares                                                      39,550          1,311,083
 * Trico Marine Services, Inc.                                          146,500            187,520
 * Trident Microsystems, Inc.                                           142,400          3,747,968
 * Trimedyne, Inc.                                                       31,500             33,390
*# Trimeris, Inc.                                                        23,308            532,122
 * TriPath Imaging, Inc.                                                254,653          2,322,435
 * Tripos, Inc.                                                          47,600            328,916
 * Triquint Semiconductor, Inc.                                          53,666            433,621
 * Tristar Corp.                                                          3,300                 13
 * Triton PCS Holdings, Inc.                                            217,300          1,216,880
 * Triumph Group                                                         65,400          2,131,386
 * TriZetto Group, Inc.                                                 218,700          1,410,615
 * TRM Corp.                                                             59,300            410,949
 * Tropical Sportswear International Corp.                               19,060             79,861
 * Trover Solutions, Inc.                                               105,300            729,203
   Troy Financial Corp.                                                     315             11,104
 * Troy Group, Inc.                                                      13,600             41,072
 * Trump Hotels & Casino Resorts, Inc.                                   80,000            126,400
   Trust Co. of New Jersey                                               20,200            690,840
   TSR, Inc.                                                            100,900            687,129
 * TTM Technologies, Inc.                                               188,141          3,179,583
 * Tufco Technologies, Inc.                                               1,300              8,047
 * Tularik, Inc.                                                        192,843          2,888,788
 * Tumbleweed Communications Corp.                                      177,387          1,474,086
*# TurboChef Technologies, Inc.                                         143,900            446,090
 * Turnstone Systems, Inc.                                              134,441            388,534
 * Tut Systems, Inc.                                                     75,950            380,510
 * Tweeter Home Entertainment Group, Inc.                               104,625    $       874,665
   Twin Disc, Inc.                                                       41,200            739,746
 * Twinlab Corp.                                                         83,400              1,668
 * Tyler Technologies, Inc.                                             395,450          3,321,780
 * U.S. Concrete, Inc.                                                   71,300            420,599
*# U.S. Diagnostic, Inc.                                                 26,100                  3
 * U.S. Home & Garden, Inc.                                             133,700             73,535
 * U.S. Physical Therapy, Inc.                                           53,500            787,520
 * U.S. Plastic Lumber Corp.                                             13,900              3,197
 * U.S. Xpress Enterprises, Inc. Class A                                101,600          1,356,360
 * Ubics, Inc.                                                           20,100              3,116
 * UFP Technologies, Inc.                                                11,800             24,662
 * UICI                                                                   4,000             55,240
   UIL Holdings Corp.                                                    49,611          1,984,936
 * Ulticom, Inc.                                                        184,900          2,000,618
 * Ultimate Electronics, Inc.                                            75,200            620,400
 * Ultimate Software Group, Inc.                                        102,300            918,654
 * Ultradata Systems, Inc.                                               13,600              2,312
 * Ultralife Batteries, Inc.                                            101,400          1,417,572
 * Ultratech Stepper, Inc.                                               98,800          2,993,640
   Umpqua Holdings Corp.                                                 84,497          1,816,686
 * Unico American Corp.                                                 114,600            605,661
 * Unifi, Inc.                                                          247,500          1,269,675
   Unifirst Corp.                                                        88,400          2,053,532
 * Uni-Marts, Inc.                                                       64,600            103,037
   Union Community Bancorp                                                3,000             51,825
 * Uniroyal Technology Corp.                                             60,000                  6
   Unisource Energy Corp.                                                24,800            608,344
   United Capital Corp.                                                  90,108          1,801,259
   United Community Financial Corp.                                      74,035            830,673
   United Financial Corp.                                                 2,640             67,452
   United Fire & Casualty Co.                                            11,300            452,000
   United Guardian, Inc.                                                 36,820            301,924
   United Industrial Corp.                                              127,700          2,177,285
   United National Bancorp                                               71,294          2,548,048
 * United Natural Foods, Inc.                                            77,000          2,956,030
 * United PanAm Financial Corp.                                             600             10,920
 * United Retail Group, Inc.                                            118,600            379,520
 * United Road Services, Inc.                                               710                121
   United Security Bancshares                                             6,500            172,250
 * United Therapeutics Corp.                                             93,382          1,757,449
   Unitil Corp.                                                          39,500            985,525
   Unity Bancorp, Inc.                                                   15,225            180,569
 * Universal Access Global Holdings, Inc.                                 7,055             28,220
 * Universal American Financial Corp.                                   235,000          2,446,350
 * Universal Compression Holdings, Inc.                                   2,500             58,625
 * Universal Display Corp.                                              105,408          1,564,255
 * Universal Electronics, Inc.                                           97,200          1,326,683
   Universal Forest Products, Inc.                                       78,300          2,383,452
 * Universal Stainless & Alloy Products, Inc.                            55,300            466,179
   Unizan Financial Corp.                                                97,355          2,093,133
 * Unova, Inc.                                                           31,300            748,696
 * UQM Technologies, Inc.                                               172,400            620,640
 * Urologix, Inc.                                                        97,600            552,416
 * URS Corp.                                                             80,800          1,842,240
 * US Energy Corp.                                                       71,870            196,205
 * US LEC Corp.                                                          32,600            188,754
 * US Liquids, Inc.                                                      46,900             11,256
 * USA Truck, Inc.                                                       53,200            573,496

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# USAir Group, Inc.                                                    143,600    $        11,703
*# USANA, Inc.                                                           88,200          2,983,806
   USB Holding Co., Inc.                                                  1,617             31,370
*# USDATA Corp.                                                          24,040                962
   Usec, Inc.                                                           139,700          1,051,941
 * Utah Medical, Inc.                                                    56,800          1,288,508
*# V.I. Technologies, Inc.                                               30,400             20,672
 * VA Software Corp.                                                    150,900            633,780
 * Vail Resorts, Inc.                                                    72,915          1,110,495
*# Valence Technology, Inc.                                              67,400            242,640
 * Valley National Gases, Inc.                                           10,200             64,719
   Valmont Industries, Inc.                                              56,620          1,285,274
 * Valpey Fisher Corp.                                                   35,700            112,812
 * ValueClick, Inc.                                                     140,700          1,174,845
 * Valuevision Media, Inc. Class A                                      154,440          2,393,820
 * Vans, Inc.                                                            92,300          1,181,440
 * Variflex, Inc.                                                        48,100            298,701
 * Vascular Solutions, Inc.                                               6,000             37,560
 * Vastera, Inc.                                                        264,472          1,031,441
*# Vaxgen, Inc.                                                          90,100            749,632
#  Vector Group, Ltd.                                                   144,270          2,452,590
 * Veeco Instruments, Inc.                                               97,300          2,870,350
 * Ventana Medical Systems, Inc.                                         67,400          2,539,632
 * Venture Catalyst, Inc.                                                31,700             12,680
 * Verilink Corp.                                                       125,900            989,574
 * Veritas DGC, Inc.                                                    141,700          1,276,717
 * Verity, Inc.                                                         157,500          2,261,700
 * Vermont Pure Holdings, Ltd.                                           20,600             64,684
*# Versant Corp.                                                         20,900             35,112
 * Versar, Inc.                                                          54,200            165,310
 * Verso Technologies, Inc.                                             141,566            545,029
 * Verticalbuyer Inc.                                                    15,785                182
   Vesta Insurance Group, Inc.                                          164,200            577,984
 * Vestin Group, Inc.                                                       300                600
 * Vialta, Inc.                                                           5,121              3,124
 * Viasat, Inc.                                                         115,100          2,448,177
 * Vical, Inc.                                                           78,067            391,896
 * Vicon Industries, Inc.                                                44,450            184,023
 * Vicor Corp.                                                          135,300          1,555,950
 * Video Display Corp.                                                   49,740            606,828
*# Viewpoint Corp.                                                        9,600              7,584
 * Vignette Corp.                                                         5,100             11,781
*# Viisage Technology, Inc.                                              90,400            348,040
 * Virage Logic Corp.                                                    92,600            964,892
 * Virbac Corp.                                                          29,500            172,575
   Virco Manufacturing Corp.                                            155,131            885,798
 * Virginia Commerce Bancorp, Inc.                                          200              6,400
 * Virologic, Inc.                                                      102,900            291,207
*# ViroPharma, Inc.                                                     114,250            317,615
 * Virtualfund.Com, Inc.                                                149,420              1,644
 * Vision Sciences, Inc.                                                 23,250             41,153
 * Vista Medical Technologies, Inc.                                      23,750             42,275
 * Visual Networks, Inc.                                                 64,100            106,406
   Vital Signs, Inc.                                                     91,700          3,010,511
 * VitalWorks, Inc.                                                     315,800          1,575,842
*# Vitech America, Inc.                                                  99,280                258
 * Vitesse Semiconductor, Inc.                                            7,970             58,181
 * Vitria Technology, Inc.                                               46,915            266,477
 * Vivus, Inc.                                                          267,900            969,798
 * Vl Dissolution Corp.                                                  12,426              9,195
 * Vodavi Technology, Inc.                                               26,400            230,472
 * Volt Information Sciences, Inc.                                      127,204    $     2,594,962
   Vulcan International Corp.                                             8,251            342,004
 * Vyyo, Inc.                                                            50,100            351,702
 * W-H Energy Services, Inc.                                            185,300          2,760,970
 * Wabash National Corp.                                                110,940          3,087,460
   Wabtec Corp.                                                          21,000            328,650
 * Wackenhut Corrections Corp.                                           93,500          2,024,275
   Wainwright Bank & Trust Co.                                              266              3,337
   Walter Industries, Inc.                                              184,000          2,252,160
   Warwick Community Bancorp, Inc.                                       20,600            622,120
   Washington Banking Co.                                                12,210            201,465
   Washington Savings Bank FSB                                           43,368            418,501
   Washington Trust Bancorp, Inc.                                        40,003          1,104,883
   Waste Industries USA, Inc.                                            67,900            620,946
 * WatchGuard Technologoes, Inc.                                        144,600            897,966
 * Water Pik Technologies, Inc.                                          20,200            256,540
 * Waterlink, Inc.                                                      164,700              9,059
   Waters Instruments, Inc.                                                 750              5,363
   Watsco, Inc. Class A                                                 105,300          2,447,172
   Watts Water Technologies, Inc.                                        82,200          1,685,100
   Wausau-Mosinee Paper Corp.                                            20,400            250,920
 * Waxman Industries, Inc. Class B                                          975              6,143
   Waypoint Financial Corp.                                               1,736             37,272
   WD-40 Co.                                                             72,900          2,609,820
 * Webco Industries, Inc.                                                37,500            127,500
 * WebEx Communications, Inc.                                            10,225            202,046
 * Webhire, Inc.                                                         44,160             30,912
 * webMethods, Inc.                                                     228,900          2,231,775
 * Websense, Inc.                                                        96,700          2,619,603
 * Weider Nutrition International, Inc.                                  70,700            336,532
   Wellco Enterprises, Inc.                                              10,600            112,890
   Wellman, Inc.                                                        250,200          2,176,740
 * Wells-Gardner Electronics Corp.                                       48,070            174,013
   Wesbanco, Inc.                                                        86,516          2,406,875
 * WESCO International, Inc.                                             13,850            123,958
   West Coast Bancorp                                                   104,787          2,278,069
 * West Marine, Inc.                                                    145,400          3,665,534
   West Pharmaceutical Services, Inc.                                    63,600          2,162,400
 * Westaff, Inc.                                                        142,750            292,638
   Westbank Corp.                                                         9,870            181,608
 * Westcoast Hospitality Corp.                                          118,900            582,610
 * Westell Technologies, Inc.                                           201,980          1,494,652
 * Westerbeke Corp.                                                      20,000             58,800
   Western Ohio Financial Corp.                                           9,300            299,181
 * Western Power & Equipment Corp.                                       18,448              7,195
 * Western Sierra Bancorp                                                 1,155             50,416
 * Western Water Co.                                                      2,300                322
 * Westmoreland Coal Co.                                                  2,400             33,576
   Westwood Holdings Group, Inc.                                          6,037            103,142
 * Wet Seal, Inc. Class A                                               111,330          1,143,359
   Weyco Group, Inc.                                                      3,300            107,250
 * White Electronics Designs Corp.                                      154,256          1,590,379
 * Whitehall Jewelers, Inc.                                             155,400          1,648,794
*# WHX Corp.                                                             34,433             77,819
 * Wickes, Inc.                                                          37,100             19,663
 * Wild Oats Markets, Inc.                                              132,200          1,499,148
*# William Lyon Homes, Inc.                                              75,800          4,919,420
 * Williams Industries, Inc.                                              5,800             20,416
 * Willis Lease Finance Corp.                                            67,300            454,275
   Willow Grove Bancorp, Inc.                                            31,084            525,320
 * Wilshire Financial Services Group, Inc.                                1,002              5,551

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Wilshire Oil Co. of Texas                                            130,575    $       843,515
 * Wilsons The Leather Experts, Inc.                                     90,260            560,515
 * Wind River Systems, Inc.                                             198,442          1,291,857
 * Winmark Corp.                                                         51,900            953,403
   Wintrust Financial Corp.                                              44,050          1,973,000
 * Wireless Facilities, Inc.                                            188,500          2,738,905
   Wireless Telecom Group, Inc.                                         194,700            572,418
 * Wireless WebConnect!, Inc.                                            80,807                210
 * Wiser Oil Co.                                                         84,000            592,200
 * Witness Systems, Inc.                                                171,300          1,539,987
 * WJ Communications, Inc.                                              175,900            833,766
 * WMS Industries, Inc.                                                 123,000          3,284,100
 * Wolverine Tube, Inc.                                                  97,900            514,954
*# Women First HealthCare, Inc.                                           4,500              7,065
   Woodhead Industries, Inc.                                            174,650          2,965,557
   Woodward Governor Co.                                                 48,159          2,402,171
 * Workflow Management, Inc.                                            131,600            652,736
 * World Acceptance Corp.                                               180,400          3,485,328
   World Fuel Services Corp.                                             92,300          2,762,539
 * WorldGate Communications, Inc.                                        24,000             24,480
 * Worldwide Restaurant Concepts, Inc.                                  246,324            719,266
   WSFS Financial Corp.                                                  12,200            526,064
   X-Rite, Inc.                                                         173,100          1,981,995
 * Xanser Corp.                                                         303,900            711,126
 * Xeta Corp.                                                            85,400            520,940
 * Xicor, Inc.                                                          209,650          2,735,933
   Yardville National Bancorp                                            56,267          1,288,514
 * Young Broadcasting, Inc. Class A                                      76,300          1,514,555
 * Zapata Corp.                                                          13,360            704,740
 * Zevex International, Inc.                                             26,500            106,000
   Ziegler Co., Inc.                                                      4,200             58,380
 * Zila, Inc.                                                           145,202            577,904
*# Zix Corp.                                                            122,975          1,077,261
 * Zoll Medical Corp.                                                    39,000          1,327,950
 * Zoltek Companies, Inc.                                               130,900            569,415
 * Zomax, Inc.                                                          127,292            684,831
*# Zonagen, Inc.                                                         73,500            138,915
 * Zones, Inc.                                                          147,800            184,750
 * Zoran Corp.                                                           67,019          1,230,469
 * Zygo Corp.                                                            78,100          1,269,906
 * Zymetx, Inc.                                                          35,300              3,442
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,833,979,680)                                                             2,590,806,107
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      205                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                      205                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                               817                106
*# Angeion Corp. Warrants 10/31/07                                        1,294                  0
 * Chart Industries, Inc.
     Warrants 09/15/10                                                      159                660
 * Chiquita Brands International, Inc.
      Warrants 03/19/09                                                     546              3,440
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                    4,265              1,919
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    1,010                  0
 * Imperial Sugar Co. Warrants 08/29/08                                   2,543    $         3,357
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             1,813                553
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                             5,601              1,764
 * Magnum Hunter Resources Warrants
     03/21/05                                                            42,340             16,513
*# OSI Pharmaceutical, Inc. Rights                                        4,500                  0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                            61,200                 61
*# Timco Aviation Services Warrants
     02/27/07                                                            17,520                  2
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $10,197)                                                                           28,375
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
BONDS-- (0.0%)
Del Global Technologies Corp.
   Subordinated Promissory Note
   *6.000%, 03/28/07                                            $             9                  0
Timco Aviation Services, Inc.
   Jr Subordinated Note
     *8.000%, 01/02/07                                                        1                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (5.3%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $29,149,000 FMC
     Discount Notes 1.11%, 03/25/04,
     valued at $29,039,691) to be
     repurchased at $28,611,955
     (Cost $28,610,000)                                                  28,610         28,610,000
   Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.,
     1.01% and 1.02% respectively,
     12/01/03 (Collateralized by
     $94,423,000 U.S. Treasury
     Obligations, rates ranging from
     5.50% to 8.875%, maturities
     ranging from 08/15/04 to 05/15/30,
     valued at $116,817,879) to be
     repurchased at $113,834,614
     (Cost $113,824,982)^                                               113,825        113,824,982
                                                                                   ---------------
TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $142,434,982)                                                                 142,434,982
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,976,424,859)++                                                         $ 2,733,269,464
                                                                                   ===============


----------
+    See Note B to Financial Statements.
 *   Non-Income Producing Securities
#    Total or Partial Securities on Loan
^    Security purchased with cash proceeds from securities on loan
++   The cost for federal income tax purposes is $1,977,670,612

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
 * AWG P.L.C.                                                            76,018    $       694,888
   Abbey National P.L.C.                                                638,077          5,857,416
   Aggregate Industries P.L.C.                                        1,901,448          2,787,879
   Alliance & Leicester P.L.C.                                          348,000          5,278,894
   Allied Domecq P.L.C.                                                 621,994          4,396,663
   Amvescap P.L.C.                                                       94,600            670,322
   Antofagasta P.L.C.                                                   256,000          4,204,733
   Arriva P.L.C.                                                        231,050          1,527,909
   Associated British Foods P.L.C.                                      822,096          8,030,933
   Associated British Ports Holdings
     P.L.C.                                                             378,800          2,788,360
   Aviva P.L.C.                                                       2,507,905         19,970,419
   BAA P.L.C.                                                         1,531,868         12,448,536
   BAE Systems P.L.C.                                                 1,792,722          5,372,555
   BBA Group P.L.C.                                                     660,391          2,706,009
   BG Group P.L.C.                                                    1,408,548          6,631,639
   BOC Group P.L.C.                                                      80,757          1,125,715
   BPB P.L.C.                                                           458,500          2,714,616
   Barratt Developments P.L.C.                                          253,000          2,129,945
   Bellway P.L.C.                                                        38,000            444,414
   Berkeley Group P.L.C.                                                228,802          3,155,944
   Bovis Homes Group P.L.C.                                             113,000            846,373
   Brambles Industries P.L.C.                                           272,000            816,318
 * Britannic P.L.C.                                                     191,300            875,169
 * British Airways P.L.C.                                             1,839,331          7,212,567
   British Land Co. P.L.C.                                              851,943          8,121,034
   British Vita P.L.C.                                                  196,700            879,575
   Brixton P.L.C.                                                       346,685          1,496,594
   Cable and Wireless P.L.C.                                          3,315,616          7,555,709
 * Canary Wharf Group P.L.C.                                            847,200          3,518,829
   Carnival P.L.C.                                                      155,511          5,456,151
   Chelsfield P.L.C.                                                    484,167          2,631,343
 * Colt Telecom Group P.L.C.                                          2,561,000          4,305,479
 * Corus Group P.L.C.                                                 4,456,227          2,510,000
   Debenhams P.L.C.                                                     359,044          2,896,114
 * Dimension Data Holdings P.L.C.                                     1,006,000            640,169
   Dixons Group P.L.C.                                                  330,000            774,715
 * Easyjet P.L.C.                                                       294,025          1,410,859
   FKI P.L.C.                                                           558,000          1,055,655
   Friends Provident P.L.C.                                           1,547,456          3,439,885
   Galen Holdings P.L.C.                                                319,000          4,005,057
   Granada Compass P.L.C.                                             1,541,178          3,260,266
   Great Portland Estates P.L.C.                                        185,533            772,203
   Great Universal Stores P.L.C.                                        258,182          3,362,485
   Greene King P.L.C.                                                   104,000          1,496,216
   HBOS P.L.C.                                                           14,137            177,491
   Hammerson P.L.C.                                                     468,800          5,006,962
   Hanson P.L.C.                                                        867,138          6,047,477
   Hilton Group P.L.C.                                                2,579,517          9,383,047
   IMI P.L.C.                                                            24,000            140,651
   Intercontinental Hotels Group P.L.C.                                 893,279          8,253,890
 * International Power P.L.C.                                         1,898,700          3,706,358
   Johnson Matthey P.L.C.                                                42,871            743,961
   Kelda Group P.L.C.                                                   161,510          1,252,075
   Kesa Electricals P.L.C.                                                9,781             41,214
 # Kingfisher P.L.C.                                                    467,786          2,218,492
   Land Securities Group P.L.C.                                          13,000    $       214,639
   Liberty International P.L.C.                                         444,297          5,012,707
   Logicacmg P.L.C.                                                     586,400          2,768,416
   London Merchant Securities P.L.C.                                    114,409            320,732
   MFI Furniture Group P.L.C.                                            66,600            161,506
 * MM02 P.L.C.                                                        7,543,300          9,762,544
   Marks & Spencer Group P.L.C.                                       1,178,695          5,443,031
   Mersey Docks & Harbour Co. P.L.C.                                     79,870            871,586
   Millennium and Copthorne Hotels
     P.L.C.                                                             486,549          2,566,884
*# Mitchells & Butlers P.L.C.                                           893,279          3,579,630
 # National Grid Group P.L.C.                                           695,948          4,703,969
   Novar P.L.C.                                                         571,338          1,257,761
   Pearson P.L.C.                                                       231,855          2,583,965
   Peninsular & Oriental Steam
   Navigation P.L.C.                                                  1,057,274          4,455,011
   Pennon Group P.L.C.                                                   55,412            624,224
   Persimmon P.L.C.                                                     190,000          1,522,771
   Pilkington P.L.C.                                                  2,142,972          3,298,638
   Pillar Property P.L.C.                                               106,000            929,761
   RMC Group P.L.C.                                                     401,000          4,224,211
   Rexam P.L.C.                                                         562,252          4,158,097
   Rio Tinto P.L.C.                                                      82,026          1,959,516
   Rolls Royce Group P.L.C.                                           2,732,720          8,377,603
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                     4,961,392          7,231,666
   Royal Bank of Scotland Group
     P.L.C.                                                             212,693          5,936,997
   Safeway P.L.C.                                                     1,565,599          7,552,809
   Sainsbury (J.) P.L.C.                                              2,824,654         14,586,241
   Scottish & Newcastle P.L.C.                                          828,188          5,227,453
   Scottish Power P.L.C.                                                789,816          4,883,373
   Severn Trent P.L.C.                                                  210,597          2,616,888
 * Shire Pharmaceuticals Group
     P.L.C.                                                             453,000          3,739,681
   Slough Estates P.L.C.                                                706,900          5,118,411
   Smith (David S.) Holdings P.L.C.                                     328,000            889,894
   Smith (W.H.) P.L.C.                                                  299,537          1,682,011
   Somerfield P.L.C.                                                    475,911          1,021,084
   Stagecoach Group P.L.C.                                            1,557,000          2,169,046
   Tate & Lyle P.L.C.                                                   520,200          2,862,961
   Taylor Woodrow P.L.C.                                                973,675          4,002,276
   Tesco P.L.C.                                                       1,547,445          6,620,235
   Trinity Mirror P.L.C.                                                495,640          4,560,529
   United Business Media P.L.C.                                         237,262          2,045,397
   United Utilities P.L.C.                                              265,595          2,258,818
   Vodafone Group P.L.C.                                             13,775,846         31,629,670
   Westbury P.L.C.                                                       34,000            223,084
   Whitbread P.L.C.                                                     507,066          6,292,105
   Wilson Bowden P.L.C.                                                  96,900          1,624,888
   Wimpey (George) P.L.C.                                               437,880          2,568,057
   Wolseley P.L.C.                                                      518,749          6,642,279
   Wolverhampton & Dudley Breweries
     P.L.C.                                                              70,000            905,940
   Woolworths Group P.L.C.                                            1,040,174            773,726
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $343,702,143)                                                                 403,710,893
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
   (Cost $1)                                                                       $             1
                                                                                   ---------------
 TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                                                 403,710,894
                                                                                   ---------------
 JAPAN -- (19.7%)
 COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                                             928,735          3,146,099
   Acom Co., Ltd.                                                        14,600            589,226
 # Aichi Steel Corp.                                                    104,000            409,277
 # Aisin Seiki Co., Ltd.                                                152,100          2,249,836
   Akita Bank, Ltd.                                                      53,000            205,670
   Amada Co., Ltd.                                                      376,000          1,847,042
*# Anritsu Corp.                                                         67,000            457,597
   Aoyama Trading Co., Ltd.                                              47,700            910,272
   Asahi Breweries, Ltd.                                                173,000          1,434,295
   Asahi Kasei Corp.                                                    289,000          1,380,086
   Asatsu-Dk, Inc.                                                       24,800            591,015
   Autobacs Seven Co., Ltd.                                              19,800            427,566
 # Awa Bank, Ltd.                                                       196,600          1,147,073
 # Bank of Fukuoka, Ltd.                                                333,000          1,368,243
 # Bank of Kyoto, Ltd.                                                  347,400          1,868,322
   Bank of Nagoya, Ltd.                                                 185,000            886,824
   Benesse Corp.                                                          6,500            142,440
   Canon Sales Co., Inc.                                                124,900          1,037,792
   Chiba Bank, Ltd.                                                     941,000          3,823,458
   Chudenko Corp.                                                        34,200            469,032
   Chugoku Bank, Ltd.                                                   238,800          2,112,831
   Citizen Watch Co., Ltd.                                              318,000          2,581,282
   Coca-Cola West Japan Co., Ltd.                                        43,600            775,102
   Comsys Holdings Corp.                                                 31,000            160,491
   Cosmo Oil Co., Ltd.                                                  764,000          1,430,059
   Dai Nippon Ink & Chemicals, Inc.                                     417,000            772,927
   Dai Nippon Pharmaceutical Co., Ltd.                                   88,000            570,490
   Dai Nippon Printing Co., Ltd.                                        144,000          1,985,391
 # Daicel Chemical Industries, Ltd.                                     485,000          2,006,072
   Daido Steel Co., Ltd.                                                228,000            393,462
   Daihatsu Motor Co., Ltd.                                             224,000            906,063
   Daishi Bank, Ltd.                                                    355,000          1,380,844
   Daiwa House Industry Co., Ltd.                                       663,000          6,295,838
   Denso Corp.                                                           22,500            420,129
   Ebara Corp.                                                          157,000            609,250
 # Ezaki Glico Co., Ltd.                                                174,600          1,111,178
   Fuji Electric Co., Ltd.                                              391,780            844,230
   Fuji Fire & Marine Insurance Co., Ltd.                               236,000            586,121
   Fuji Heavy Industries                                                393,000          1,862,372
   Fuji Photo Film Co., Ltd.                                            355,000         10,048,395
   Fujikura, Ltd.                                                       241,000          1,348,914
 * Fujitsu, Ltd.                                                        286,000          1,574,672
   Fukui Bank, Ltd.                                                     343,000          1,475,101
 # Fukuyama Transporting Co., Ltd.                                      266,000            905,935
 # Furukawa Electric Co., Ltd.                                          344,000          1,146,457
   Futaba Corp.                                                          16,000            349,160
   Futaba Industrial Co., Ltd.                                           36,000            443,097
   Glory, Ltd.                                                           17,000            524,653
   Gunma Bank, Ltd.                                                     270,000          1,166,089
   Gunze, Ltd.                                                          123,000            517,741
 # Hachijuni Bank, Ltd.                                                 287,000          1,373,156
*# Hankyu Corp.                                                         174,000            487,747
 # Hanshin Electric Railway Co., Ltd.                                   180,000    $       494,704
   Heiwa Corp.                                                           60,800            842,717
 # Higo Bank, Ltd.                                                      308,000          1,864,536
   Hitachi Cable, Ltd.                                                  196,000            690,796
   Hitachi Maxell, Ltd.                                                  96,000          1,248,211
 # Hitachi Metals, Ltd.                                                 360,000          1,097,882
   Hitachi, Ltd.                                                      3,734,000         21,990,782
 # Hokkoku Bank, Ltd.                                                   170,000            853,725
   Hokuetsu Paper Mills, Ltd.                                           162,000            831,300
 * Hokugin Financial Group, Inc.                                        414,000            631,282
   House Foods Corp.                                                    117,000          1,248,841
 # Hyakugo Bank, Ltd.                                                   258,000          1,192,002
 # Hyakujishi Bank, Ltd.                                                314,000          2,310,848
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                                          683,000            823,192
   Itochu Corp.                                                         120,000            360,482
   Iyo Bank, Ltd.                                                       170,000          1,154,858
   JFE Holdings, Inc.                                                    56,300          1,318,568
   Japan Airport Terminal Co., Ltd.                                      33,000            241,052
   Joyo Bank, Ltd.                                                      455,000          1,404,219
 # Juroku Bank, Ltd.                                                    349,000          1,625,183
 # Kagoshima Bank, Ltd.                                                 110,000            587,564
   Kamigumi Co., Ltd.                                                   357,000          2,301,334
   Kansai Paint Co., Ltd., Osaka                                        131,000            538,258
   Katokichi Co., Ltd.                                                   26,300            416,881
 # Kawasaki Heavy Industries, Ltd.                                      694,000            754,072
   Kikkoman Corp.                                                       259,000          1,714,527
   Kinden Corp.                                                         139,000            613,011
   Kirin Brewery Co., Ltd.                                              437,000          3,491,372
   Kissei Pharmaceutical Co., Ltd.                                       41,000            750,594
 * Kobe Steel, Ltd.                                                   2,632,000          3,028,050
   Koito Manufacturing Co., Ltd.                                         79,000            471,028
   Kokuyo Co., Ltd.                                                      67,700            730,038
   Komatsu, Ltd.                                                      1,279,000          7,287,218
   Komori Corp.                                                          39,000            473,612
 # Koyo Seiko Co.                                                       198,000          1,835,008
   Kubota Corp.                                                         140,000            511,322
   Kuraray Co., Ltd.                                                    184,000          1,370,928
 # Kuraya Sanseido, Inc.                                                 68,500            582,300
 # Makita Corp.                                                         209,000          1,915,961
 # Marubeni Corp.                                                     1,942,000          3,191,746
   Marui Co., Ltd.                                                      177,000          2,173,713
 # Maruichi Steel Tube, Ltd.                                            117,000          1,348,192
   Matsushita Electric Industrial Co., Ltd.                           1,977,135         25,472,407
   Matsushita Electric Works, Ltd.                                      385,000          2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                                       202,000            754,365
 # Michinoku Bank, Ltd.                                                 187,000          1,084,231
   Millea Holdings, Inc.                                                     46            504,237
   Mitsubishi Corp.                                                      40,000            367,056
 # Mitsubishi Gas Chemical Co., Inc.                                    239,000            713,596
   Mitsubishi Heavy Industries, Ltd.                                  1,743,000          4,647,152
   Mitsubishi Logistics Corp.                                            81,000            635,309
*# Mitsubishi Materials Corp.                                           975,000          1,406,593
   Mitsui Chemicals, Inc.                                               116,800            622,820
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                          399,000            506,401
   Mitsui Trust Holdings                                                641,000          3,119,550
   Mitsumi Electric Co., Ltd.                                            17,000            163,605
 * Mizuho Holdings, Inc.                                                  1,192          3,112,784
   NGK Insulators, Ltd.                                                  93,000            596,110

                                                                         SHARES             VALUE+
                                                                         ------             ------
   NGK Spark Plug Co., Ltd.                                             120,000    $       989,408
   NSK, Ltd.                                                            265,000            924,306
   Nagase & Co., Ltd.                                                    72,000            466,764
   Namco, Ltd.                                                            5,500            139,107
   Nanto Bank, Ltd.                                                     317,000          1,256,191
   Nichicon Corp.                                                        42,600            426,311
   Nichirei Corp.                                                       149,000            450,320
   Nihon Unisys, Ltd.                                                    52,700            371,960
   Nippon Broadcasting System, Inc.                                      17,200            785,245
 # Nippon Electric Glass Co., Ltd.                                       72,000          1,347,699
   Nippon Kayaku Co., Ltd.                                               95,000            456,264
   Nippon Meat Packers, Inc., Osaka                                     120,000          1,159,241
   Nippon Mining Holdings, Inc.                                         370,000          1,168,919
   Nippon Mitsubishi Oil Corp.                                        1,871,050          9,242,497
   Nippon Paint Co., Ltd.                                               127,000            396,585
   Nippon Sanso Corp.                                                    30,000            118,608
   Nippon Sheet Glass Co., Ltd.                                         233,000            604,200
   Nippon Shokubai Co., Ltd.                                            163,000          1,163,861
 * Nippon Television Network Corp.                                        4,190            622,838
   Nipponkoa Insurance Co., Ltd.                                         45,000            213,660
 # Nishimatsu Construction Co., Ltd.                                    364,000          1,203,141
   Nishi-Nippon Bank, Ltd.                                              156,540            330,175
   Nissay Dowa General Insurance
     Co., Ltd.                                                          383,000          1,605,159
   Nisshin Seifun Group, Inc.                                           123,000            990,559
 # Nisshin Steel Co., Ltd.                                              523,000            859,569
   Nisshinbo Industries, Inc.                                           305,000          1,506,620
   Obayashi Corp.                                                       520,000          1,989,409
   Ogaki Kyoritsu Bank, Ltd.                                             50,000            306,793
   Oji Paper Co., Ltd.                                                  275,000          1,604,502
   Okumura Corp.                                                        120,000            470,051
   Onward Kashiyama Co., Ltd.                                            83,000            910,181
   PanaHome Corp.                                                        88,000            402,557
   Pioneer Electronic Corp.                                              60,000          1,533,967
   Promise Co., Ltd.                                                     60,500          2,574,233
 * Resona Holdings, Inc.                                              1,873,000          2,342,961
   SFCG Co., Ltd.                                                         5,980            687,984
   San In Godo Bank, Ltd.                                                92,000            681,264
   Santen Pharmaceutical Co., Ltd.                                       44,000            517,056
   Sanwa Shutter Corp.                                                  101,000            514,591
   Sanyo Shinpan Finance Co., Ltd.                                       19,800            578,525
   Sapporo Hokuyo Holdings, Inc.                                            187            986,907
 # Sapporo Holdings, Ltd.                                               187,000            450,767
   Seino Transportation Co., Ltd.                                       193,000          1,369,257
   Sekisui Chemical Co., Ltd.                                           557,000          2,476,799
   Sekisui House, Ltd.                                                  942,000          8,885,009
   Seventy-seven (77) Bank, Ltd.                                        201,000          1,064,463
   Shiga Bank, Ltd.                                                     272,000          1,055,515
   Shikoku Bank, Ltd.                                                    72,000            470,709
   Shimachu Co., Ltd.                                                    27,000            509,085
 # Shimadzu Corp.                                                       181,000            689,162
   Shimizu Corp.                                                        997,000          3,431,967
*# Shinko Securities Co., Ltd.                                          390,000          1,107,469
   Shizuoka Bank, Ltd.                                                  394,000          2,755,698
   Softbank Corp.                                                        49,100          1,860,528
   Sumitomo Bakelite Co., Ltd.                                          105,000            662,482
   Sumitomo Corp.                                                       471,000          2,924,398
   Sumitomo Electric Industries, Ltd.                                   360,000          2,945,216
   Sumitomo Forestry Co., Ltd.                                          139,000          1,078,799
   Sumitomo Metal Industries, Ltd.
     Osaka                                                            1,481,000          1,271,129
   Sumitomo Metal Mining Co., Ltd.                                      313,000    $     1,977,685
   Sumitomo Osaka Cement Co., Ltd.                                       96,000            170,928
   Sumitomo Realty & Development Co.,
     Ltd.                                                               150,000          1,169,650
   Sumitomo Rubber                                                       43,000            206,127
   Sumitomo Trust & Banking Co., Ltd.                                    21,000            112,555
   Suruga Bank, Ltd.                                                     87,000            498,073
   Suzuken Co., Ltd.                                                     26,400            712,308
   TDK Corp.                                                             10,100            656,611
   TV Asahi Corp.                                                           202            298,795
 # Taiheiyo Cement Corp.                                              1,209,800          2,750,550
   Taisei Corp.                                                       1,325,000          4,294,878
   Taiyo Yuden Co., Ltd.                                                 57,000            667,741
 # Takashimaya Co., Ltd.                                                214,000          1,473,302
   Takefuji Corp.                                                        10,840            584,956
   Teijin, Ltd.                                                         893,000          2,429,821
   Teikoku Oil Co., Ltd.                                                346,000          1,535,391
   Toda Corp.                                                           169,000            421,266
   Toho Bank, Ltd.                                                      254,000          1,018,134
 * Tokai Tokyo Securities Co., Ltd.                                     155,000            335,418
   Tokuyama Corp.                                                       248,000            853,689
   Tokyo Broadcasting System, Inc.                                       94,000          1,458,236
   Tokyo Steel Manufacturing Co., Ltd.                                   74,100            583,220
   Tokyo Style Co., Ltd.                                                133,000          1,284,825
   Tokyo Tatemono Co., Ltd.                                             109,000            446,868
   Toppan Printing Co., Ltd.                                            365,000          3,346,056
   Toray Industries, Inc.                                               620,000          2,411,615
   Toshiba TEC Corp.                                                    138,000            506,538
   Tostem Inax Holding Corp.                                            160,000          2,809,350
   Toto, Ltd.                                                           247,000          1,907,981
 # Toyo Ink Manufacturing Co., Ltd.                                     145,000            496,485
   Toyo Seikan Kaisha, Ltd.                                             287,600          3,293,010
   Toyo Suisan Kaisha, Ltd.                                              53,000            527,968
   Toyota Auto Body Co., Ltd.                                            86,000          1,134,679
   Toyota Industries Corp.                                               76,500          1,435,423
 # Toyota Tsusho Corp.                                                  314,000          2,729,438
 * UFJ Holdings, Inc.                                                     1,130          4,828,708
 # UNY Co., Ltd.                                                         91,000            886,569
   Wacoal Corp.                                                         149,000          1,180,899
 # Yamagata Bank, Ltd.                                                  153,700            680,647
   Yamaguchi Bank, Ltd.                                                 133,000          1,165,815
   Yamanashi Chuo Bank, Ltd.                                             57,000            244,613
   Yamatake Corp.                                                        20,000            156,501
 # Yamazaki Baking Co., Ltd.                                            115,000            882,031
 # Yokogawa Electric Corp.                                              337,000          4,394,048
   Yokohama Rubber Co., Ltd.                                            410,000          1,066,929
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $386,238,511)                                                                 339,283,112
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
     (Cost $64,561)                                                                         64,237
                                                                                   ---------------
 TOTAL -- JAPAN
   (Cost $386,303,072)                                                                 339,347,349
                                                                                   ---------------
 FRANCE -- (9.3%)
 COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de
    France SA)                                                          122,514          6,241,573
   AXA                                                                  437,405          8,404,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Air France                                                            96,800    $     1,473,664
   Air Liquide SA                                                         8,848          1,427,610
 * Alcatel SA                                                           195,750          2,555,342
*# Alstom SA                                                            100,000            206,181
   Arcelor SA                                                           167,800          2,721,505
   BNP Paribas SA                                                       549,686         30,969,339
 * Cap Gemini SA                                                         38,600          1,906,356
   Compagnie de Saint-Gobain                                            268,585         12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                             10,600          1,140,407
 # Credit Agricole SA                                                    27,710            604,543
   Eiffage SA                                                             3,477            375,950
   Esso Ste. Anonyme Francaise SA                                           686             76,106
   Euler-Hermes SA                                                        9,975            453,181
 # Faurecia SA                                                            8,850            599,392
   Fimalac SA                                                            14,000            466,544
   Fonciere Lyonnaise SA                                                 10,950            433,159
 * France Telecom SA                                                    188,321          4,853,518
   Generale des Establissements
     Michelin SA Series B                                               103,120          4,091,573
 # Havas SA                                                             115,600            612,491
 # Imerys SA                                                             11,000          2,175,685
   LaFarge SA                                                            49,347          3,930,747
   LaFarge SA Prime Fidelity                                             82,581          6,622,556
   Lagardere S.C.A. SA                                                   10,900            594,507
 # Pechiney SA Series A                                                  55,475          3,189,304
   Peugeot SA                                                           224,200         10,545,909
   Rallye SA                                                             18,020            950,445
 # Remy Cointreau SA                                                     35,150          1,169,251
   Renault SA                                                            70,650          4,696,054
   Rexel SA                                                              10,713            437,910
   Rue Imperiale                                                          5,240          1,017,573
   SEB SA Prime Fidelity                                                  9,000          1,104,744
   Schneider Electric SA                                                 28,155          1,734,755
*# Scor SA                                                              122,300            467,667
 # Societe des Ciments de Francais                                       28,000          1,851,070
   Societe Generale, Paris                                              293,528         23,504,196
   Sophia SA                                                             11,550            573,471
   Suez (ex Suez Lyonnaise des Eaux)                                    206,550          3,577,770
   Thomson SA                                                            77,400          1,638,517
   Valeo SA                                                              59,000          2,295,018
 * Veolia Environnement SA                                               25,700            604,746
 * Vivendi Universal SA                                                 265,727          6,099,916
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $102,187,650)                                                                 160,410,751
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                            100,000             53,943
 * Alstom SA Warrants 01/09/04                                          100,000             35,962
 * Rallye SA Series B Warrants 11/30/05                                  18,020              4,536
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                                           94,441
                                                                                   ---------------
 TOTAL -- FRANCE
   (Cost $102,257,166)                                                                 160,505,192
                                                                                   ---------------
 SWITZERLAND -- (6.8%)
 COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                                            462,000    $     2,265,827
   Baloise-Holding                                                      190,560          7,827,477
 * Banque Cantonale Vaudoise                                              3,000            315,614
 * Berner Kantonalbank                                                    3,100            356,709
 * Ciba Spezialitaetenchemie
     Holding AG                                                          25,500          1,786,176
 # Cie Financiere Richemont AG
     Series A                                                         1,251,000         30,967,263
 * Clariant AG                                                           12,800            180,704
   Credit Swisse Group                                                  256,400          8,508,850
   Givaudan SA                                                            2,952          1,349,582
   Helvetia Patria Holding                                                  955            145,534
   Holcim, Ltd.                                                         168,600          7,349,318
   Jelmoli Holding AG                                                       500            468,005
   Luzerner Kantonalbank AG                                              14,627          2,127,202
   PSP Swiss Property AG                                                 27,400          3,799,315
   Pargesa Holding SA, Geneve                                             1,935          4,598,304
   Rieters Holdings AG                                                    7,860          1,681,176
   Sig Holding AG                                                        44,130          5,948,428
   Sika Finanz AG, Baar                                                     760            308,652
 * St. Galler Kantonalbank                                                1,700            308,381
 * Swiss Life AG                                                         79,080         14,375,735
   Syngenta AG                                                          116,500          7,133,002
   UBS AG                                                                42,000          2,704,762
   Unaxis Holding AG                                                     45,400          6,251,315
   Valiant Holding AG                                                    12,100            835,390
   Valora Holding AG                                                      7,500          1,781,128
 * Zurich Financial Services AG                                          30,006          3,864,719
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $78,322,394)                                                                  117,238,568
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $107,456)                                                    462,000            575,391
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs

     (Cost $654)                                                                               674
                                                                                   ---------------
 TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                                                  117,814,633
                                                                                   ---------------
 GERMANY -- (6.0%)
 COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                                               15,980          1,099,916
   Aareal Bank AG                                                        11,200            338,462
   Allianz AG                                                             5,000            560,104
   BASF AG                                                              386,050         19,112,302
 # BHW Holding AG                                                        34,600            518,448
 * Bankgesellschaft Berlin AG                                           233,550            573,922
   Bayer AG                                                             179,900          4,854,294
 * Bayerische Hypo-UND
     Vereinsbank AG                                                     337,110          7,859,785
   Bilfinger & Berger Bau AG                                             11,700            375,872
   Celanese AG                                                           17,400            604,876
   Commerzbank AG                                                       408,050          7,875,147
   DaimlerChrysler AG                                                    86,700          3,294,563
   Deutsche Bank AG                                                     359,305         25,002,584
   Deutsche Lufthansa AG                                                305,250          4,676,338
   E.ON AG                                                                7,600            429,551

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Fraport AG                                                             5,100    $       140,610
 # Fresenius Medical Care AG                                             27,600          1,756,803
 * Heidelberger Druckmaschinen AG                                        19,600            702,501
 * Heidelberger Zement AG                                                52,777          2,152,911
   Hochtief AG                                                           56,150          1,521,169
 * Hypo Real Estate Holding AG                                           84,277          1,813,408
   Karstadt Quelle AG                                                    20,000            532,234
   Linde AG                                                              76,000          3,676,009
   MAN AG                                                                88,000          2,384,023
   MG Technologies AG                                                    44,000            589,677
   Merck KGAA                                                            36,000          1,412,002
   SCA Hygiene Products AG                                                3,550          1,148,977
   ThyssenKrupp AG                                                      120,850          2,239,626
   Tui AG                                                                52,650            989,609
 * Vattenfall Europe AG                                                  94,898          2,696,056
   Volkswagen AG                                                         51,950          2,587,474
                                                                                   ---------------
 TOTAL -- GERMANY
   (Cost $99,221,168)                                                                  103,519,253
                                                                                   ---------------
 NETHERLANDS -- (4.6%)
 COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                                  656,302         14,444,277
   Aegon NV                                                             380,745          5,079,825
   Buhrmann NV                                                           58,400            443,835
   DSM NV                                                                78,837          3,633,673
 * Hunter Douglas NV                                                     11,100            486,994
   Ing Groep NV                                                       1,552,333         33,252,848
*# Koninklijke Ahold NV                                                 246,900          1,781,710
 * Koninklijke KPN NV                                                   278,922          2,186,653
 * Koninklijke Numico NV                                                 51,200          1,301,143
   Koninklijke Philips Electronics NV                                   405,906         11,531,697
   NV Holdingsmij de Telegraaf                                            6,800            145,257
   Nutreco Holding NV                                                    15,600            425,427
   Oce NV                                                                39,100            558,692
   VNU NV                                                                71,722          2,234,488
   Vedior NV                                                             46,388            702,309
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $44,778,113)                                                                   78,208,828
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                                                    246,900            230,853
                                                                                   ---------------
 TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                                                   78,439,681
                                                                                   ---------------
 AUSTRALIA -- (4.4%)
 COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                                            842,619          3,627,826
   APN News & Media, Ltd.                                               471,395          1,313,239
   AWB, Ltd.                                                            131,400            416,455
   AXA Asia Pacific Holdings, Ltd.                                    2,747,250          5,168,562
   Ansell, Ltd.                                                          74,421            351,647
   Bluescope Steel, Ltd.                                              1,252,100          4,521,034
   Boral, Ltd.                                                          848,085          3,068,369
   CSR, Ltd.                                                          1,491,630          1,878,056
   Caltex Australia, Ltd.                                               108,540            338,505
   Commonwealth Bank of Australia                                        48,446            967,532
   Insurance Australia Group, Ltd.                                    1,404,567          4,248,318
 # Lend Lease Corp., Ltd.                                               291,574          2,215,319
   Lion Nathan, Ltd.                                                    843,500          3,540,066
   Mayne Group, Ltd.                                                  1,263,622          3,245,965
   Mirvac, Ltd.                                                         947,363    $     2,995,685
   Orica, Ltd.                                                          343,946          3,205,563
   Origin Energy, Ltd.                                                  678,541          2,292,932
   Paperlinx, Ltd.                                                      663,645          2,180,168
   Publishing and Broadcasting, Ltd.                                    579,260          4,891,507
   Quantas Airways, Ltd.                                              2,699,763          6,505,312
   Rinker Group, Ltd.                                                 1,155,484          4,882,868
   Santos, Ltd.                                                         867,907          4,056,990
 # Seven Network, Ltd.                                                  355,302          1,357,469
   Southcorp, Ltd.                                                    1,102,616          2,202,072
   Stockland Trust Group                                                 20,641             76,173
 * Stockland Trust Group Issue 03                                           708              2,562
 * WMC Resources, Ltd.                                                1,678,932          5,940,735
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $53,898,384)                                                                   75,490,929
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $99,074)                                                                        100,242
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                          834,033                  0
                                                                                   ---------------
 TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                                                   75,591,171
                                                                                   ---------------
 ITALY -- (3.7%)
 COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         1,190,000            382,297
   Banca Intesa SpA                                                   6,301,917         23,720,385
   Banca Monte Dei Paschi di Siena SpA                                  739,000          2,427,250
 * Banca Nazionale del Lavoro SpA                                       733,000          1,717,790
   Banca Popolare di Lodi Scarl                                         117,933          1,381,177
   Banca Popolare di Milano                                             325,400          1,934,722
 * Banca Popolare Rights                                                 57,990            679,152
   Buzzi Unicem SpA                                                      66,000            799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             500,000            897,245
   Caltagirone Editore SpA                                               31,987            261,503
 * Capitalia SpA                                                      2,022,125          6,399,283
 # Compagnia Assicuratrice Unipol SpA                                   452,120          1,821,010
*# E.Biscom SpA                                                          16,000          1,054,878
*# Fiat SpA                                                             771,970          6,042,728
 * IFIL Finanziaria Partecipazioni SpA                                  557,594          1,787,974
 # Italcementi SpA                                                      357,560          4,410,458
   Italmobiliare SpA, Milano                                              7,500            343,435
   Milano Assicurazioni SpA                                             107,000            357,214
 # Parmalat Finanziaria SpA                                             468,000          1,284,697
*# Pirelli & Co. SpA                                                  1,486,658          1,413,200
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                            8,800            299,691
*# Telecom Italia SpA                                                 1,209,533          3,501,501
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $50,508,616)                                                                   62,916,660
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           51,693             16,545
                                                                                   ---------------
 TOTAL -- ITALY
   (Cost $50,508,616)                                                                   62,933,205
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
 SPAIN -- (3.2%)
 COMMON STOCKS -- (3.2%)
 # Abertis Infrastructuras SA                                           905,074    $    12,693,733
   Acerinox SA                                                           65,340          3,021,766
   Arcelor SA                                                            30,000            485,843
   Banco de Andalucia                                                       900             75,520
 # Banco de Sabadell SA                                                 110,700          2,327,537
   Banco Pastor SA                                                       59,400          1,745,928
   Cementos Portland SA                                                  15,076            813,239
 # Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                     108,900          1,404,622
   Ebro Puleva SA                                                        83,525            863,064
   Endesa SA, Madrid                                                    258,792          4,250,018
   Gas Natural SA, Buenos Aires                                          21,400            440,970
   Iberdrola SA                                                         535,000          9,228,561
   Iberia Lineas Aereas de Espana SA                                    495,700          1,331,025
   Inmobiliaria Colonial SA ICSA                                         30,400            651,569
   Inmobiliaria Urbis SA                                                 69,212            630,543
 # Metrovacesa SA                                                       104,144          3,172,184
   Repsol SA                                                            300,600          5,250,104
   Sacyr Vallehermoso SA                                                 45,000            634,365
   Sociedad General de Aguas de
     Barcelona SA                                                        77,400          1,099,458
 * Sociedad General de Aguas de
     Barcelona SA Rights                                                    737             10,469
 # Sol Melia SA                                                         100,300            712,976
   Union Fenosa SA                                                      230,000          3,768,910
                                                                                   ---------------
 TOTAL -- SPAIN
   (Cost $35,976,003)                                                                   54,612,404
                                                                                   ---------------
 SWEDEN -- (2.1%)
 COMMON STOCKS -- (2.1%)
   Drott Series AB                                                      102,200          1,792,131
   Gambro AB Series A                                                   289,900          2,397,900
   Gambro AB Series B                                                   108,800            899,936
   Holmen AB Series A                                                     6,300            211,776
   Holmen AB Series B                                                    63,100          2,187,931
   Nordbanken Holdings AB                                               250,600          1,658,265
   SSAB Swedish Steel Series A                                           86,200          1,420,298
   SSAB Swedish Steel Series B                                           30,500            482,359
   Skandinaviska Enskilda Banken
     Series A                                                           196,000          2,555,025
   Skandinaviska Enskilda Banken
     Series C                                                             9,800            116,727
   Svenska Cellulosa AB Series A                                         19,000            731,728
   Svenska Cellulosa AB Series B                                         90,500          3,491,323
   Svenska Kullagerfabriken AB Series A                                  22,650            830,330
   Svenska Kullagerfabriken AB Series B                                  29,700          1,086,812
 # Trelleborg AB Series B                                                93,800          1,452,418
   Volvo AB Series A                                                    160,300          4,423,260
   Volvo AB Series B                                                    350,400         10,132,542
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $26,240,631)                                                                   35,870,761
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $27)                                                                                 30
                                                                                   ---------------
 TOTAL -- SWEDEN
   (Cost $26,240,658)                                                                   35,870,791
                                                                                   ---------------
 FINLAND -- (1.8%)
 COMMON STOCKS -- (1.8%)
   Fortum Oyj                                                         1,071,385    $    10,723,868
   Huhtamaki Van Leer Oyj                                                 2,300             25,420
   Kemira Oyj                                                           101,377          1,111,936
   Kesko Oyj                                                            157,000          2,728,896
   M-real Oyj Series B                                                  253,400          2,296,401
   Metso Oyj                                                            193,066          2,258,786
   Outokumpu Oyj Series A                                               351,300          4,695,398
   Stora Enso Oyj Series R                                              547,800          7,374,307
   Upm-Kymmene Oyj                                                       30,800            569,687
                                                                                   ---------------
 TOTAL -- FINLAND
   (Cost $21,140,778)                                                                   31,784,699
                                                                                   ---------------
 HONG KONG -- (1.6%)
 COMMON STOCKS -- (1.6%)
   Hang Lung Development Co., Ltd.                                    1,765,000          2,136,278
   Hang Lung Properties, Ltd.                                         3,124,500          3,862,220
   Hysan Development Co., Ltd.                                        1,434,699          2,050,544
   I-Cable Communications, Ltd.                                         325,121             77,446
   Kerry Properties, Ltd.                                             1,326,884          1,708,513
   New World Development Co., Ltd.                                       57,464             35,886
 # Shangri-La Asia, Ltd.                                              3,055,482          2,734,323
 # Sino Land Co., Ltd.                                                5,024,183          2,620,027
 * Tsim Sha Tsui Properties, Ltd.                                       472,000            537,862
   Wharf Holdings, Ltd.                                               3,251,214          8,121,431
   Wheelock and Co., Ltd.                                             2,699,000          3,162,493
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $33,549,393)                                                                   27,047,023
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $584,981)                                                                       585,070
                                                                                   ---------------
 TOTAL -- HONG KONG
   (Cost $34,134,374)                                                                   27,632,093
                                                                                   ---------------
 BELGIUM -- (0.9%)
 COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                             23,700          1,095,765
   Banque Nationale de Belgique                                           1,049          4,499,199
   Bekaert SA                                                             2,000            111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                40,400          1,954,089
   Groupe Bruxelles Lambert                                              55,500          2,766,950
 * ING Bank Belgium NV                                                      128                  4
   Nationale a Portefeuille                                               4,029            483,932
   Sofina SA                                                             10,500            490,878
   Suez (ex Suez Lyonnaise des Eaux)                                     95,400          1,582,719
   Tessenderlo Chemie                                                    14,400            453,290
 * Umicore-Strip VVPR                                                     2,010              1,301
 # Union Miniere SA                                                      42,210          2,818,318
                                                                                   ---------------
 TOTAL -- BELGIUM
   (Cost $13,343,723)                                                                   16,258,406
                                                                                   ---------------
 DENMARK -- (0.7%)
 COMMON STOCKS -- (0.7%)
 * Codan A.S.                                                             1,440             45,242
   Danisco A.S.                                                          26,130          1,073,557
   Danske Bank A.S.                                                     329,253          6,975,913

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Jyske Bank A.S.                                                       16,350    $       777,115
   Nordea AB                                                            475,918          3,143,848
   Tele Danmark A.S.                                                     11,250            377,017
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $6,944,416)                                                                    12,392,692
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $20,258)                                                                         22,385
                                                                                   ---------------
 TOTAL -- DENMARK
   (Cost $6,964,674)                                                                    12,415,077
                                                                                   ---------------
 IRELAND -- (0.7%)
 COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C                                             107,588          1,592,759
   CRH P.L.C                                                            183,413          3,412,253
 * Elan Corp. P.L.C                                                     690,634          3,725,460
   Irish Permanent P.L.C                                                186,115          2,621,432
                                                                                   ---------------
 TOTAL -- IRELAND
   (Cost $9,049,567)                                                                    11,351,904
                                                                                   ---------------
 SINGAPORE -- (0.6%)
 COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                             277,000          2,249,524
   Fraser & Neave, Ltd.                                                 471,290          3,143,902
   Haw Par Brothers International, Ltd.                                   2,698              6,949
   Keppel Corp., Ltd.                                                   855,000          2,752,593
 * Neptune Orient Lines, Ltd.                                           264,000            324,656
   Overseas Chinese Banking Corp., Ltd.                                  94,000            648,870
   Singapore Airlines, Ltd.                                             124,000            870,342
   United Overseas Bank, Ltd.                                            66,000            493,874
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $7,444,503)                                                                    10,490,710
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $2)                                                                                   2
                                                                                   ---------------
 TOTAL -- SINGAPORE
   (Cost $7,444,505)                                                                    10,490,712
                                                                                   ---------------
 NORWAY -- (0.4%)
 COMMON STOCKS -- (0.4%)
 # Den Norske Bank ASA Series A                                         589,194          3,557,559
   Norsk Hydro ASA                                                       16,700            955,727
   Norske Skogindustrier ASA Series A                                   106,100          2,036,964
 * Storebrand ASA                                                       183,900          1,123,866
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $5,965,910)                                                                     7,674,116
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $907)                                                                             1,019
                                                                                   ---------------
 TOTAL -- NORWAY
   (Cost $5,966,817)                                                                     7,675,135
                                                                                   ---------------
 PORTUGAL -- (0.4%)
 COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                                        195,400$            400,535
   Cimpor Cimentos de Portugal SA                                       503,265          2,413,104
   Portugal Telecom SA                                                   50,082            471,271
 * Sonae SGPS SA                                                      3,617,400          3,035,386
                                                                                   ---------------
 TOTAL -- PORTUGAL
   (Cost $4,639,722)                                                                     6,320,296
                                                                                   ---------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                     121,100          1,056,805
   Alpha Bank S.A.                                                       29,200            769,361
 * Bank of Greece                                                         3,400            404,306
   Bank of Piraeus S.A.                                                   4,600             46,980
   Commercial Bank of Greece                                             36,800            775,508
   EFG Eurobank Ergasias S.A.                                            60,097          1,011,438
   Hellenic Petroleum S.A.                                              135,530          1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A.                                               40,800            489,080
   Intracom S.A.                                                         37,200            239,908
   National Bank of Greece                                               15,520            350,131
                                                                                   ---------------
 TOTAL -- GREECE
   (Cost $4,950,471)                                                                     6,248,266
                                                                                   ---------------
 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  99,828            423,562
   Carter Holt Harvey, Ltd.                                           2,340,800          2,647,490
   Fletcher Building, Ltd.                                              117,643            302,948
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $3,436,653)                                                                     3,374,000
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $7,670)                                                                           8,045
                                                                                   ---------------
 TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                                                     3,382,045
                                                                                   ---------------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Omv AG                                                                 5,913            837,879
 # Voestalpine AG                                                        50,371          1,989,553
   Wienerberger AG                                                       16,123            408,380
                                                                                   ---------------
 TOTAL -- AUSTRIA
   (Cost $2,469,231)                                                                     3,235,812
                                                                                   ---------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                   691,000                  0
                                                                                   ---------------

                                                                                          FACE
                                                                                         AMOUNT           VALUE+
                                                                                       ----------    ---------------
                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03 (Collateralized by
   $29,593,000 FNMA Discount Notes 1.10%, 01/09/04, valued at $29,556,009) to be
   repurchased at $29,120,990 (Cost $29,119,000)                                       $   29,119    $    29,119,000
 Repurchase agreements in a Pooled Cash Account, Mizuho Securities USA, 1.05%,
   12/01/03 (Collateralized by $207,315,301 U.S. Treasury Obligations, rates ranging from 1.424% to 9.125%, maturities ranging from 08/15/04 to 11/15/29,
   valued at $122,980,964) to be repurchased at $122,991,725 (Cost $122,980,964)^         122,981        122,980,964
                                                                                                     ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $152,099,964)                                                                                    152,099,964
                                                                                                     ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,488,483,619)++                                                                            $ 1,721,238,982
                                                                                                     ===============

----------
  + See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan
  # Total or Partial Securities on Loan
  * Non-Income Producing Securities
 ++ The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (77.4%)
COMMON STOCKS -- (77.1%)
 * A&A Material Corp.                                                    64,000    $        41,490
   ABILIT Corp.                                                          22,000            144,430
   ADVANEX, Inc.                                                         78,000            313,367
 * AOC Holdings, Inc.                                                    90,300            431,217
   AOI Electronics Co., Ltd.                                              8,400            110,446
   Achilles Corp.                                                       549,000            671,713
   Advan Co., Ltd.                                                       36,000            308,985
   Aichi Bank, Ltd.                                                      11,500            579,620
*# Aichi Corp.                                                          100,100            350,058
 * Aichi Machine Industry Co., Ltd.                                     112,000            322,133
   Aichi Tokei Denki Co., Ltd.                                           67,000            159,058
   Aida Engineering, Ltd.                                                98,000            300,657
   Aigan Co., Ltd.                                                       15,000             82,451
   Aiphone Co., Ltd.                                                     27,400            421,558
   Airport Facilities Co., Ltd.                                          79,970            287,693
 * Airtech Japan, Ltd.                                                    6,000             32,871
   Aisan Industry Co., Ltd.                                              64,000            533,528
 * Akai Electric Co., Ltd.                                              363,000              3,314
*# Akebono Brake Industry Co., Ltd.                                     141,000            536,861
   Allied Material Corp.                                                 32,200            396,914
#  Allied Telesis KK                                                      8,000            146,092
   Aloka Co., Ltd.                                                       43,000            329,803
   Alpha Systems Inc.                                                    16,300            342,312
   Alps Logistics Co., Ltd.                                              21,000            335,555
   Altech Co., Ltd.                                                      14,000             56,118
   Amano Corp.                                                           22,000            150,657
   Amatsuji Steel Ball Manufacturing
     Co., Ltd.                                                           24,000            249,817
   Ando Corp.                                                           120,000            166,545
   Anest Iwata Corp.                                                     74,000            124,324
#  Anrakutei Co., Ltd.                                                   13,000             82,496
   Aoi Advertising Promotion, Inc.                                       14,000             89,354
   Aoki International Co., Ltd.                                          61,200            388,926
 * Apic Yamada Corp.                                                      7,000             22,051
 * Arai-Gumi, Ltd.                                                       34,450             42,150
   Arakawa Chemical Industries, Ltd.                                     17,500            177,365
 * Araya Industrial Co., Ltd.                                            84,000             87,436
   Argo 21 Corp.                                                         13,200            107,991
   Aronkasei Co., Ltd.                                                   53,000            153,406
   As One Corp.                                                          18,700            315,195
#  Asahi Denka Kogyo KK                                                 169,000          1,172,754
#  Asahi Diamond Industrial Co., Ltd.                                    99,000            469,147
   Asahi Kogyosha Co., Ltd.                                              48,000            131,921
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          123,000            285,263
   Asahi Pretec Corp.                                                    19,200            142,001
*# Asahi Soft Drinks Co., Ltd.                                           69,000            371,713
 * Asahi Tec Corp.                                                       86,000            138,988
 * Asahi Techno Glass Corp.                                              79,000            244,531
   Asanuma Corp.                                                         96,000            135,866
#  Ashimori Industry Co., Ltd.                                           84,000            147,261
   Asia Air Survey Co., Ltd.                                              6,000             12,874
   Asia Securities Printing Co., Ltd.                                    16,000             74,799
   Asics Corp.                                                          333,000            617,230
   Asunaro Construction., Ltd.                                           29,000             90,294
   Ataka Constuction & Engineering
     Co., Ltd.                                                           18,000    $        60,811
   Atom Corp.                                                             8,500            103,301
   Atsugi Co., Ltd.                                                     258,000            200,237
   Aucnet, Inc.                                                          15,000            180,652
 * Azel Corp., Tokyo                                                     89,000             84,514
*# BSL Corp.                                                            118,000             74,343
   Bando Chemical Industries, Ltd.                                      213,000            624,297
   Bank of Okinawa, Ltd.                                                 24,300            431,551
   Bank of the Ryukyus, Ltd.                                             30,280            373,523
   Best Denki Co., Ltd.                                                 132,000            476,078
   Bull Dog Sauce Co., Ltd.                                              15,000            104,912
   Bunka Shutter Co., Ltd.                                              134,000            512,655
#  CAC Corp.                                                             31,100            216,098
#  CFS Corp.                                                             41,000            269,914
   CKD Corp.                                                            113,000            572,635
   CMK Corp.                                                             62,000            625,548
   CTI Engineering Co., Ltd.                                             19,000             86,742
   Cabin Co., Ltd.                                                       67,000             86,870
#  Calpis Co., Ltd.                                                     115,000            547,069
   Canon Electronics, Inc.                                               40,000            496,713
   Canon Finetech, Inc.                                                  45,070            530,865
 * Catena Corp.                                                          18,000             39,938
#  Cats, Inc.                                                            15,400             38,669
   Cecile Co., Ltd.                                                      35,900            373,357
   Central Finance Co., Ltd.                                            180,000            599,891
#  Central Security Patrols Co., Ltd.                                    12,000             76,041
   Cesar Co.                                                             79,000                721
 * Chiba Kogyo Bank, Ltd.                                                53,200            288,053
#  Chino Corp.                                                           70,000            225,621
 * Chinon Industries, Inc.                                               16,000             40,906
   Chiyoda Co., Ltd.                                                     58,000            627,027
   Chofu Seisakusho Co., Ltd.                                            39,900            568,335
 * Chori Co., Ltd.                                                      175,000            185,354
   Chuetsu Pulp and Paper Co., Ltd.                                     145,000            311,130
 * Chugai Mining Co., Ltd.                                              117,000             72,644
#  Chugai Ro Co., Ltd.                                                  139,000            298,256
#  Chugoku Marine Paints, Ltd.                                          111,000            502,703
#  Chugokukogyo Co., Ltd.                                                45,000             57,524
   Chuo Denki Kogyo co., Ltd.                                            19,000             29,319
   Chuo Gyorui Co., Ltd.                                                 35,000             52,091
   Chuo Spring Co., Ltd., Nagoya                                         80,000            290,723
*# Clarion Co., Ltd.                                                    313,000            500,137
   Cleanup Corp.                                                         71,000            875,183
 * Co-Op Chemical Co., Ltd.                                              80,000             57,706
   Coca Cola Central Japan Co., Ltd.                                        112            663,696
#  Colowide Co., Ltd.                                                    14,000            110,701
*# Columbia Music Entertainment, Inc.                                   134,000            138,258
   Commuture Corp.                                                       45,202            245,573
   Computer Engineering & Consulting,
     Ltd.                                                                25,000            239,911
   Comsys Holdings Corp.                                                  4,350             22,521
   Corona Corp.                                                          38,600            532,195
#  Cosel Co., Ltd.                                                       27,000            590,440
 * Create Medic Co., Ltd.                                                 7,000             41,545
   Credia Co., Ltd.                                                      14,000            153,524
   Cresco, Ltd.                                                           7,000             74,781
 * D&M Holdings, Inc.                                                   114,000            482,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * D'urban, Inc.                                                        114,000    $       126,991
   DC Co., Ltd.                                                          33,000             70,809
   DTS Corp.                                                             15,800            295,024
#  Dai Nippon Toryo, Ltd.                                               193,000            236,140
   Dai-Dan Co., Ltd.                                                     57,000            256,063
   Daido Kogyo Co., Ltd.                                                 60,000             98,064
   Daidoh, Ltd.                                                          54,000            335,774
   Daifuku Co., Ltd.                                                    141,000            566,472
   Daihen Corp.                                                         168,000            262,308
#  Daiho Corp.                                                           96,000            142,001
   Dai-Ichi Jitsugyo Co., Ltd.                                           80,000            198,685
 * Dai-Ichi Katei Denki Co., Ltd.                                        91,000                831
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      47,000            113,294
   Daiken Corp.                                                         195,000            548,393
#  Daiki Co., Ltd.                                                       31,000            341,645
   Daiko Clearing Services Corp.                                          6,000             19,284
*# Daikyo, Inc.                                                         444,000            782,433
   Daimei Telecom Engineering Corp.                                      51,000            204,894
   Dainichi Co., Ltd.                                                    15,200             68,006
#  Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                            163,000            501,561
   Dainippon Shigyo Co., Ltd.                                            16,000             74,507
#  Daiseki Co., Ltd.                                                     26,400            365,194
#  Daiso Co., Ltd.                                                      112,000            282,250
 * Daisue Construction Co., Ltd.                                         92,500             76,014
   Daisyo Corp.                                                          24,000            210,153
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    42,000             28,378
   Daiwa Industries, Ltd.                                                64,000            179,401
   Daiwa Kosho Lease Co., Ltd.                                          157,000            507,469
*# Daiwa Seiko, Inc.                                                    145,000            157,551
   Daiwabo Co., Ltd.                                                    162,000            165,668
   Daiwabo Information System Co., Ltd.                                  22,000            178,178
   Danto Corp.                                                           42,000            144,576
   Denki Kogyo Co., Ltd.                                                 95,000            272,370
 * Denny's Japan Co., Ltd.                                               38,000            621,421
   Densei-Lambda KK                                                      26,484            200,951
#  Denyo Co., Ltd.                                                       38,000            165,851
*# Descente, Ltd.                                                        95,000            163,075
 * Dia Kensetsu Co., Ltd.                                                31,000             27,456
   Diamond Computer Service Co., Ltd.                                    18,000             99,434
 * Dijet Industrial Co., Ltd.                                            34,000             42,221
   Doshisha Co., Ltd.                                                    15,000            335,555
*# Doutor Coffee Co., Ltd.                                               28,400            434,091
 * Dynic Corp.                                                           52,000             68,846
   Eagle Industry Co., Ltd.                                              78,000            371,768
 * Econach Co., Ltd.                                                     26,000             10,920
 * Eco-Tech Construction Co., Ltd.                                      138,000             40,321
#  Edion Corp.                                                          112,316            777,352
   Ehime Bank, Ltd.                                                      55,000            204,392
   Eiken Chemical Co., Ltd.                                              24,000            300,438
   Eikoh, Inc.                                                            8,000             36,888
   Elna Co., Ltd.                                                        22,000             48,210
   Enplas Corp.                                                          18,000            544,010
*# Enshu, Ltd.                                                           69,000            112,144
   Ensuiko Sugar Refining Co., Ltd.                                      51,000             90,805
#  Exedy Corp.                                                           71,000            772,754
*# FDK Corp.                                                            105,000            232,971
   FP Corp.                                                              26,800            400,825
 * Fine Sinter Co., Ltd.                                                 18,000             48,320
 * First Baking Co., Ltd.                                                67,000             84,423
   Fontaine Co., Ltd.                                                     5,000    $        46,978
   Foster Electric Co., Ltd.                                             32,000            126,516
   France Bed Co., Ltd.                                                 193,000            463,468
*# Fudo Construction Co., Ltd.                                          201,000            154,164
   Fuji Kiko Co., Ltd.                                                   51,000            147,151
 * Fuji Kosan Co., Ltd.                                                 130,000             94,960
   Fuji Kyuko Co., Ltd.                                                 107,000            383,957
*# Fuji Spinning Co., Ltd., Tokyo                                       163,000            150,320
   Fujicco Co., Ltd.                                                     42,000            396,147
 * Fujii & Co., Ltd.                                                     44,000                402
 * Fujiko Co., Ltd.                                                      55,000              1,004
   Fujikura Kasei Co., Ltd.                                              43,000            296,037
   Fujikura Rubber, Ltd.                                                 34,000            200,237
#  Fujirebio, Inc.                                                       75,000            732,058
#  Fujita Kanko, Inc.                                                   132,000            472,462
#  Fujitec Co., Ltd.                                                    126,000            536,121
   Fujitsu Access, Ltd.                                                  36,000            213,002
   Fujitsu Business Systems, Ltd.                                        32,500            392,303
   Fujitsu Devices, Inc.                                                 32,000            262,966
   Fujitsu Fronttec, Ltd.                                                21,000            205,168
 * Fujitsu General, Ltd.                                                111,000            309,122
*# Fujiya Co., Ltd.                                                     190,000            235,939
   Fukuda Corp.                                                          65,000            244,522
   Fukushima Bank, Ltd.                                                 213,000            287,838
 * Fukusuke Corp.                                                        95,000                867
 * Fumakilla, Ltd.                                                       24,000             27,392
 * Furukawa Battery Co., Ltd.                                            45,000             84,642
 * Furukawa Co., Ltd.                                                   405,000            462,244
   Fuso Lexel Inc.                                                        8,000             59,898
#  Fuso Pharmaceutical Industries, Ltd.                                  99,000            324,516
 * GSI Creoss Corp.                                                      90,000            153,671
 * Ga-jo-en Kanko KK                                                     37,000                  0
 * Gakken Co., Ltd.                                                     126,000            153,013
 * Generas Corp.                                                         64,000             36,231
#  Genki Sushi Co., Ltd.                                                  7,500            104,844
   Geostar Corp.                                                         10,000             31,958
 * Global-Dining, Inc.                                                    6,200             35,382
*# Godo Steel, Ltd.                                                     199,000            330,698
 * Goldwin, Inc.                                                         47,000             54,072
#  Gourmet Kineya Co., Ltd.                                              31,000            232,953
 * Graphtec Corp.                                                        39,000             37,034
 * Gro-BeLS Co., Ltd.                                                    40,000             34,697
   Gun-Ei Chemical Industry Co., Ltd.                                   127,000            255,113
   Hagoromo Foods Corp.                                                  18,000            161,067
   Hakuto Co., Ltd.                                                      25,000            305,652
   Hakuyosha Co., Ltd.                                                   57,000            163,943
   Haltec Corp.                                                          32,000             49,671
 * Hamai Co., Ltd.                                                       22,000             20,489
   Hanwa Co., Ltd.                                                      405,000            950,375
   Happinet Corp.                                                        15,000            120,663
   Harashin Co., Ltd.                                                    14,100            105,570
   Harima Chemicals, Inc.                                                37,000            214,865
   Haruyama Trading Co., Ltd.                                            16,800            151,249
 * Hayashikane Sangyo Co., Ltd.                                         128,000            118,042
   Hibiya Engineering, Ltd.                                              56,000            367,129
 * Higashi-Nippon Bank, Ltd.                                             40,000            108,108
   Hisaka Works, Ltd.                                                    41,000            213,386
   Hitachi Business Solution Co., Ltd.                                   10,000             73,046
   Hitachi Kiden Kogyo, Ltd.                                             20,000             68,481
   Hitachi Koki Co., Ltd.                                               153,000            655,196
#  Hitachi Kokusai Electric, Inc.                                        76,000            498,941

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hitachi Medical Corp.                                                 53,000    $       624,270
   Hitachi Metals Techno, Ltd.                                           12,000             30,679
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                             146,000            435,920
   Hitachi Powdered Metal Co., Ltd.                                      46,000            274,690
   Hitachi Tool Engineering, Ltd.                                        30,000            130,113
   Hochiki Corp.                                                         42,000            163,751
*# Hodogaya Chemical Co., Ltd.                                          100,000            232,834
 * Hohsui Corp.                                                          56,000             44,996
   Hokkai Can Co., Ltd., Tokyo                                           83,000            169,759
*# Hokkaido Bank, Ltd.                                                  505,000            599,434
   Hokkaido Coca Cola Bottling Co., Ltd.                                 33,000            181,392
   Hokkaido Gas Co., Ltd.                                                87,000            206,538
   Hokko Chemical Industry Co., Ltd.                                     41,000            134,770
   Hokuetsu Bank                                                        263,000            547,517
 * Hokuriku Electric Industry Co., Ltd.                                 112,000            189,189
   Hokuriku Electrical Construction
     Co., Ltd.                                                           36,000             93,024
   Hokuriku Gas Co., Ltd.                                                64,000            175,895
 * Hokushin Co., Ltd.                                                    39,900             45,904
#  Hokuto Corp.                                                          41,600            576,596
   Homac Corp.                                                           60,000            417,458
   Honshu Chemical Industry Co., Ltd.                                     7,000             31,255
#  Horiba, Ltd.                                                          54,000            562,089
   Horipro, Inc.                                                         16,000             98,028
 * Hosokawa Micron Corp.                                                 40,000            176,041
*# Howa Machinery, Ltd.                                                 181,000            176,835
   I-Net Corp.                                                           12,000             44,375
   ISE Chemicals Corp.                                                   17,000             52,931
 * Ichida and Co., Ltd.                                                  23,400             19,016
   Ichikawa Co., Ltd.                                                    49,000            121,247
 * Ichiken Co., Ltd.                                                     48,000             43,389
   Ichikoh Industries, Ltd.                                             141,000            290,961
   Ichiyoshi Securities Co., Ltd.                                        54,000            241,600
   Icom, Inc.                                                            19,500            356,099
   Idec Izumi Corp.                                                      47,000            276,799
   Ihara Chemical Industry Co., Ltd.                                     80,000            134,405
   Iino Kaiun Kaisha, Ltd.                                              161,000            421,905
*# Ikegami Tsushinki Co., Ltd.                                          102,000            182,542
   Impact 21 Co., Ltd.                                                   19,000            343,499
*# Impress Corp.                                                            178            209,660
   Inaba Denki Sangyo Co., Ltd.                                          38,000            539,536
#  Inaba Seisa Kusho Co., Ltd.                                           18,700            259,533
   Inabata and Co., Ltd., Osaka                                          70,000            367,513
   Inageya Co., Ltd.                                                     77,000            667,915
   Ines Corp.                                                            64,900            513,772
#  Information Services
     International-Dentsu, Ltd.                                          42,900            557,011
   Intec, Inc.                                                           51,000            317,120
 * Inui Steamship Co., Ltd.                                              31,000             44,439
*# Iseki & Co., Ltd.                                                    279,000            647,060
   Ishii Hyoki Co., Ltd.                                                  3,600             29,584
*# Ishii Iron Works Co., Ltd.                                            52,000             62,673
*# Ishikawa Seisakusho, Ltd.                                             75,000             97,927
   Ishikawajima Construction Materials
     Co., Ltd.                                                           18,000             46,841
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           16,000             33,601
 * Ishizuka Glass Co., Ltd.                                              49,000             77,401
   Itochu Enex Co., Ltd.                                                119,000            543,280
   Itochu Shokuh Co., Ltd.                                               14,400            464,134
   Itoki Crebio Corp.                                                    56,000    $       110,446
   Iwaki & Co., Ltd.                                                     19,000             39,034
#  Iwasaki Electric Co., Ltd.                                           110,000            321,403
 * Iwatani International Corp.                                          313,000            571,585
*# Iwatsu Electric Co., Ltd.                                            145,000            301,863
 * Izuhakone Railway Co., Ltd.                                              300             35,610
 * Izukyu Corp.                                                           7,700             81,556
   Izumiya Co., Ltd.                                                    123,000            537,957
*# Izutsuya Co., Ltd.                                                   123,000            229,109
   J-Oil Mills, Inc.                                                    173,000            289,071
   JFE Koken Corp.                                                       32,000            127,392
   JMS Co., Ltd.                                                         49,000            130,195
 * Jac Holdings Co., Ltd.                                                11,000             26,616
   Jaccs Co., Ltd.                                                      175,000            591,216
   Jamco Corp.                                                           18,000             46,183
*# Janome Sewing Machine Co., Ltd.                                      224,000            210,665
#  Japan Business Computer Co., Ltd.                                     34,000            221,969
#  Japan Carlit Co., Ltd.                                                28,000            179,985
   Japan Cash Machine Co., Ltd.                                          24,000            522,644
   Japan Digital Laboratory Co., Ltd.                                    35,600            349,109
#  Japan Foundation Engineering
     Co., Ltd.                                                           49,200            107,816
   Japan Information Processing
     Service Co., Ltd.                                                   26,000            205,588
   Japan Kenzai Co., Ltd.                                                17,500            100,826
   Japan Maintenance Co., Ltd.                                           27,000            115,376
   Japan Medical Dynamic Marketing
     Inc.                                                                18,700            243,141
   Japan Oil Transportation Co., Ltd.                                    45,000             85,875
#  Japan Pulp and Paper Co., Ltd.                                       179,000            612,902
 * Japan Servo Co., Ltd.                                                 24,000             39,226
   Japan Steel Tower Co., Ltd.                                           19,000             30,533
 * Japan Steel Works, Ltd.                                              461,000            488,276
*# Japan Storage Battery Co., Ltd.                                      187,000            367,102
   Japan Transcity Corp.                                                 79,000            163,020
   Japan Vilene Co., Ltd.                                               101,000            350,438
   Japan Wool Textile Co., Ltd.                                         138,000            614,902
   Jastec Co., Ltd.                                                       8,000            124,105
   Jeans Mate Corp.                                                      12,740            100,273
*# Jeol, Ltd.                                                            97,000            706,775
 * Jidosha Denki Kogyo Co., Ltd.                                         34,000             58,364
   Joban Kosan Co., Ltd.                                                101,000            128,187
   Joint Corp.                                                           24,900            297,836
*# Joshin Denki Co., Ltd.                                                98,000            231,757
#  Jsp Corp.                                                             29,000            240,961
*# Jujiya Co., Ltd.                                                     202,000            119,887
*# Juki Corp.                                                           153,000            502,922
 * Jyomo Co., Ltd.                                                       48,000             45,581
   K.R.S. Corp.                                                          10,600            109,175
   Kabuki-Za Co., Ltd.                                                   15,000            542,367
   Kadokawa Holdings, Inc.                                               27,000            727,265
#  Kaga Electronics Co., Ltd.                                            33,000            561,952
   Kagawa Bank, Ltd.                                                     83,350            418,577
   Kahma Co., Ltd.                                                       46,000            419,595
#  Kaken Pharmaceutical Co., Ltd.                                       118,000            586,121
 * Kakuei (L.) Corp.                                                    100,000                913
 * Kamagai Gumi Co., Ltd.                                                87,800            130,674
   Kameda Seika Co., Ltd.                                                19,000            123,174
   Kamei Corp.                                                           47,000            235,601
   Kanaden Corp.                                                         43,000            184,533
   Kanagawa Chuo Kotsu Co., Ltd.                                         90,000            549,763

                                                                         SHARES             VALUE+
                                                                         ------             ------
#  Kanamoto Co., Ltd.                                                    43,000    $       194,741
 * Kanebo, Ltd.                                                         110,000            110,482
*# Kanematsu Corp.                                                      402,500            602,721
   Kanematsu Electronics, Ltd.                                           38,000            409,076
 * Kanematsu-NNK Corp.                                                   60,000            121,074
   Kanto Auto Works, Ltd., Yokosuka                                      78,000            626,735
#  Kanto Denka Kogyo Co., Ltd.                                           83,000            312,993
   Kanto Natural Gas Development
     Co., Ltd.                                                          104,000            471,001
*# Kanto Tsukuba Bank, Ltd.                                              19,100            118,590
   Kasai Kogyo Co., Ltd.                                                 28,000             67,239
   Kasei (C.I.) Co., Ltd.                                                46,000            149,525
#  Kasumi Co., Ltd.                                                     132,000            614,682
   Katakura Chikkarin Co., Ltd.                                          17,000             45,480
#  Katakura Industries Co., Ltd.                                         49,000            325,712
   Kato Sangyo Co., Ltd.                                                 51,000            454,027
#  Kato Works Co., Ltd.                                                  82,000            163,221
 * Katsumura Construction Co., Ltd.                                      48,600             44,375
   Kawada Industries, Inc.                                               76,000            138,787
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                             99,000            146,439
 * Kawasaki Kasei Chemicals, Ltd.                                        36,000             23,996
   Kawashima Textile Manufacturers,
     Ltd.                                                               126,000            141,508
 * Kawasho Corp.                                                        549,000            977,493
   Kawasho Gecoss Corp.                                                  45,000            152,849
   Kawasumi Laboratories, Inc.                                           26,000            159,295
 * Kawatetsu Systems, Inc.                                                  112            153,397
#  Keihin Co., Ltd.                                                     100,000            146,092
   Keiiyu Co., Ltd.                                                       7,300             49,791
   Keiyo Co., Ltd.                                                      139,900            504,570
 * Kenwood Corp.                                                         50,000            111,852
#  Key Coffee, Inc.                                                      33,000            445,946
   Kibun Food Chemifa Co., Ltd.                                          35,000            374,224
 * Kimmon Manufacturing Co., Ltd.                                        41,000             34,441
 * Kimura Chemical Plants Co., Ltd.                                      27,000             33,775
   Kinki Coca-Cola Bottling Co., Ltd.                                    86,000            568,517
 * Kinki Nippon Tourist Co., Ltd.                                       133,000            307,241
   Kinki Sharyo Co., Ltd., Nagaokakyo                                   101,000            267,440
*# Kinsho Corp.                                                          21,000             39,308
*# Kinugawa Rubber Industrial Co., Ltd.                                  83,000            157,633
   Kioritz Corp.                                                         96,000            173,557
#  Kishu Paper Co., Ltd.                                                125,000            197,453
   Kisoji Co., Ltd.                                                      22,000            271,987
*# Kitagawa Iron Works Co., Ltd.                                        124,000            183,419
   Kita-Nippon Bank, Ltd.                                                 8,506            358,041
   Kitano Construction Corp.                                             97,000            150,566
   Kitazawa Sangyo Co., Ltd.                                             17,500             28,123
   Kitz Corp.                                                           234,000            303,397
   Koa Corp.                                                             58,000            415,723
#  Koatsu Gas Kogyo Co., Ltd.                                            78,000            240,011
   Kobayashi Yoko Co., Ltd.                                               8,000            138,861
   Kodensha Co., Ltd.                                                    14,000             36,815
   Koekisha Co., Ltd.                                                     4,900            107,378
#  Kohnan Shoji Co., Ltd.                                                20,590            303,248
   Kohsoku Corp.                                                          6,700             45,515
   Koike Sanso Kogyo Co., Ltd.                                           30,000             36,980
   Koito Industries, Ltd.                                                31,000             97,370
#  Kojima Co., Ltd.                                                      40,000            238,495
 * Kokune Corp.                                                          42,000                383
   Kokusai Kogyo Co., Ltd.                                               47,000            144,622
   Komai Tekko, Inc.                                                     53,000    $       106,465
 * Komatsu Electronics Metals Co., Ltd.                                  39,600            350,731
   Komatsu Seiren Co., Ltd.                                              53,000            136,468
   Komatsu Wall Industry Co., Ltd.                                       14,000            180,625
   Konaka Co., Ltd.                                                      29,700            200,947
   Konami Sports Corp.                                                   35,300            551,482
   Kondotec, Inc.                                                        12,500             62,774
   Konishi Co., Ltd.                                                     28,000            220,124
   Kosaido Co., Ltd.                                                     34,000            305,789
 * Kosei Securities Co., Ltd.                                           137,000            283,957
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              108,000            165,668
   Kurabo Industries, Ltd.                                              306,000            455,424
#  Kurimoto, Ltd.                                                       166,000            307,688
   Kuroda Electric Co., Ltd.                                             18,000            581,812
   Kurosaki Harima Corp.                                                 96,000            128,853
   Kyoden Co., Ltd.                                                      68,000            329,693
   Kyodo Printing Co., Ltd.                                             112,000            329,292
#  Kyodo Shiryo Co., Ltd.                                               145,000            148,283
   Kyoei Sangyo Co., Ltd.                                                44,000            102,447
#  Kyoei Tanker Co., Ltd.                                                53,000             81,300
   Kyokuto Boeki Kaisha, Ltd.                                            36,000             82,177
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      38,300            300,749
   Kyokuyo Co., Ltd.                                                    167,000            230,250
#  Kyoritsu Maintenance Co., Ltd.                                        15,400            224,701
   Kyosan Electric Manufacturing
     Co., Ltd.                                                           78,000            240,723
   Kyoto Kimono Yuzen Co., Ltd.                                              79            152,922
   Kyowa Electronic Instruments
     Co., Ltd.                                                           30,000             67,385
   Kyowa Leather Cloth Co., Ltd.                                         32,000            146,092
   Kyudenko Corp.                                                       103,000            411,925
#  Laox Co., Ltd.                                                        21,000             40,650
 * Lonseal Corp.                                                         18,000             13,148
*# Look, Inc.                                                            50,000            279,401
#  MR Max Corp.                                                          56,300            178,379
 * Macnica, Inc.                                                         25,700            667,609
   Maeda Road Construction Co., Ltd.                                    105,000            525,384
   Maezawa Industries, Inc.                                              27,700            123,679
   Maezawa Kaisei Industries Co., Ltd.                                   20,600            239,443
   Maezawa Kyuso Industries Co., Ltd.                                    10,000             71,950
 * Magara Construction Co., Ltd.                                         61,000             52,356
   Makino Milling Machine Co., Ltd.                                     114,000            538,148
 * Mamiya-Op Co., Ltd.                                                   58,000             88,970
   Marche Corp.                                                           6,100             52,968
   Mars Engineering Corp.                                                13,000            613,678
   Marubeni Construction Material
     Lease Co., Ltd.                                                     28,000             37,071
   Marubun Corp.                                                         37,800            200,183
   Marudai Food Co., Ltd.                                               164,000            268,042
 * Maruei Department Store Co., Ltd.                                     72,000             95,982
   Maruha Corp.                                                         434,000            534,971
 * Maruishi Cycle Industries, Ltd.                                       33,000             13,258
#  Marusan Securities Co., Ltd.                                         106,000            544,905
   Maruwa Co., Ltd.                                                      13,000            141,728
   Maruwn Corp.                                                          44,000            108,072
   Maruya Co., Ltd.                                                      14,000             93,316
   Maruyama Manufacturing Co., Inc.                                      73,000             89,317
*# Maruzen Co., Ltd.                                                    179,000            258,236
   Maruzen Co., Ltd.                                                     13,000             53,771
   Maruzen Showa Unyu Co., Ltd.                                         122,000            272,918

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Maspro Denkoh Corp.                                                   27,000    $       263,787
   Matsuda Sangyo Co., Ltd.                                              27,000            185,637
   Matsui Construction Co., Ltd.                                         40,000            111,030
   Matsuo Bridge Co., Ltd.                                               37,000            102,027
#  Matsuya Co., Ltd.                                                     74,000            310,811
   Matsuya Foods Co., Ltd.                                               20,000            422,754
   Matsuzakaya Co., Ltd.                                                189,077            685,387
*# Max Co., Ltd.                                                         69,000            590,961
*# Megachips Corp.                                                       21,700            202,496
*# Meidensha Corp.                                                      378,050            780,125
 * Meiji Machine Co., Ltd.                                               55,000             32,140
   Meiji Shipping Co., Ltd.                                              47,000            128,744
 * Meisei Industrial Co., Ltd.                                           29,000             82,615
#  Meito Sangyo Co., Ltd.                                                38,000            451,753
   Meito Transportation Co., Ltd.                                         9,000             74,123
   Meiwa Estate Co., Ltd.                                                34,000            273,192
   Meiwa Industry Co., Ltd.                                              15,000             33,966
 * Meiwa Trading Co., Ltd.                                               55,000             76,333
   Melco Holdings, Inc.                                                   9,000            244,065
   Mercian Corp.                                                        212,000            425,858
   Mikuni Coca-Cola Bottling Co., Ltd.                                   60,000            444,302
#  Milbon Co., Ltd.                                                      13,200            338,075
#  Mimasu Semiconductor Industry
     Co., Ltd.                                                           30,000            369,248
   Ministop Co., Ltd.                                                    36,700            539,844
   Mirai Group Co., Ltd.                                                 49,000             91,718
   Miroku Jyoho Service Co., Ltd.                                        12,000             79,985
 * Misawa Homes Holdings, Inc.                                          262,900            355,270
#  Misawa Resort Co., Ltd.                                               40,000             81,081
 * Mito Securities Co., Ltd.                                             63,000            151,287
   Mitsuba Corp.                                                         47,000            191,399
 * Mitsubishi Cable Industries, Ltd.                                    241,000            235,455
 * Mitsubishi Kakoki Kaisha, Ltd.                                       117,000            152,767
*# Mitsubishi Paper Mills, Ltd.                                         406,000            548,649
   Mitsubishi Pencil Co., Ltd.                                           61,000            388,212
#  Mitsubishi Plastics, Inc.                                            310,000            761,414
   Mitsubishi Shindoh Co., Ltd.                                          82,000            137,016
#  Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               253,000            288,760
   Mitsuboshi Belting, Ltd.                                             153,000            444,248
#  Mitsui High-Tec, Inc.                                                 58,000            690,048
   Mitsui Home Co., Ltd.                                                 97,000            365,787
 * Mitsui Knowledge Industry Co., Ltd.                                    8,800             70,146
*# Mitsui Matsushima Co., Ltd.                                           90,000            107,652
 * Mitsui Mining Co., Ltd.                                              225,000            149,973
#  Mitsui Sugar Co., Ltd.                                               116,000            216,070
#  Mitsui-Soko Co., Ltd.                                                204,000            454,492
   Mitsumura Printing Co., Ltd.                                          49,000            236,678
   Mitsuuroko Co., Ltd.                                                  76,000            417,750
   Miura Co., Ltd.                                                       52,100            620,805
   Miura Printing Corp.                                                  16,000             49,671
   Miyaji Engineering Group                                              90,000            138,879
   Miyazaki Bank, Ltd.                                                   83,000            300,110
#  Miyoshi Oil & Fat Co., Ltd.                                          120,000            225,712
#  Miyuki Keori Co., Ltd.                                                50,000            137,874
   Mizuno Corp.                                                         165,000            567,979
 * Momiji Holdings, Inc.                                                    190            400,749
   Morinaga & Co., Ltd.                                                 340,000            589,847
 * Morishita Jinton Co., Ltd.                                            19,800             72,316
   Morita Corp.                                                          59,000            197,170
#  Moritex Corp.                                                         15,000            142,440
   Morozoff, Ltd., Osaka                                                 50,000    $        89,938
   Mory Industries, Inc.                                                 66,000            131,373
   Mos Food Services, Inc.                                               47,000            392,668
   Moshi Moshi Hotline, Inc.                                              7,250            509,724
 * Mutoh Industries, Ltd.                                                61,000            128,104
   Mutow Co., Ltd.                                                       38,000            126,991
   Myojo Foods Co., Ltd.                                                 25,000             63,002
#  NAC Co., Ltd.                                                         13,000             96,859
   NEC Infrontia Corp.                                                  167,000            419,330
#  NEC System Integration &
     Construction, Ltd.                                                  53,000            396,339
*# NEC Tokin Corp.                                                       86,000            467,221
   Nabtesco Corp.                                                       210,000          1,106,373
#  Nachi-Fujikoshi Corp.                                                433,000            933,053
#  Nagano Bank, Ltd.                                                    122,000            364,262
 * Nagano Japan Radio Co., Ltd.                                          27,000             35,007
#  Nagatanien Co., Ltd.                                                  56,000            406,501
 * Naigai Co., Ltd.                                                     109,000             84,596
   Nakabayashi Co., Ltd.                                                 76,000            114,500
#  Nakamuraya Co., Ltd.                                                  85,000            211,103
*# Nakano Corp.                                                          66,000             65,687
 * Nakayama Steel Works, Ltd.                                           165,000            335,966
   Nakayo Telecommunications, Inc.                                       16,000             59,021
   Neturen Co., Ltd., Tokyo                                              52,000            206,063
   New Japan Radio Co., Ltd.                                             48,000            538,203
   Nichia Steel Works, Ltd.                                              52,900            138,143
   Nichias Corp.                                                        237,000            627,557
#  Nichiban Co., Ltd.                                                    58,000            156,227
 * Nichiboshin, Ltd.                                                      1,190              1,087
   Nichiha Corp.                                                         64,980            741,645
#  Nichimo Co., Ltd.                                                     54,000             90,230
*# Nichimo Corp.                                                         85,000             48,119
#  Nichireki Co., Ltd.                                                   44,000            146,238
#  Nichiro Corp.                                                        289,000            337,765
   Nidec Tosok Corp.                                                     13,000            182,798
   Nihon Dempa Kogyo Co., Ltd.                                           28,000            440,248
   Nihon Eslead Corp.                                                     9,500            166,545
   Nihon Inter Electronics Corp.                                         27,000            165,175
   Nihon Kagaku Sangyo Co., Ltd.                                         14,000             43,718
 * Nihon Kentetsu Co., Ltd.                                              27,000             32,295
   Nihon Kohden Corp.                                                    85,000            558,026
   Nihon Matai Co., Ltd.                                                 50,000             90,394
   Nihon Nohyaku Co., Ltd.                                              103,000            184,332
   Nihon Parkerizing Co., Ltd.                                           92,000            400,694
 * Nihon Seiko Co., Ltd.                                                 11,000             27,721
   Nihon Shokuh Kako Co., Ltd.                                           26,000             48,667
   Nihon Spindle Manufacturing Co., Ltd.                                 56,000             72,096
   Nihon Tokushu Toryo Co., Ltd.                                         35,000            127,831
#  Nikken Chemicals Co., Ltd.                                           130,000            377,465
   Nikkiso Co., Ltd.                                                    107,000            385,911
   Nikko Co., Ltd., Akashi                                               52,000            142,440
 * Nippei Toyama Corp.                                                   34,000             62,400
 * Nippon Avionics Co., Ltd.                                             19,000             31,748
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          216,000            327,392
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                              101,000            101,443
*# Nippon Carbon Co., Ltd.                                              177,000            226,260
#  Nippon Ceramic Co., Ltd.                                              32,000            281,958
   Nippon Chemical Industrial Co., Ltd.                                 131,000            424,626
   Nippon Chemi-Con Corp.                                               159,000            598,137

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Nippon Chemiphar Co., Ltd.                                            49,000    $       137,801
   Nippon Chutetsukan KK                                                 44,000             74,726
 * Nippon Concrete Industries Co., Ltd.                                  65,000             73,594
   Nippon Conlux Co., Ltd.                                               30,000            190,376
 * Nippon Conveyor Co., Ltd.                                             43,000             31,017
 # Nippon Denko Co., Ltd.                                               159,000            251,160
 # Nippon Densetsu Kogyo Co., Ltd.                                       81,000            303,232
   Nippon Denwa Shisetu Co., Ltd.                                        90,000            262,966
   Nippon Felt Co., Ltd.                                                 28,000             84,368
 # Nippon Fine Chemical Co., Ltd.                                        40,000            147,188
   Nippon Flour Mills Co., Ltd.                                         186,000            660,647
 * Nippon Foil Mfg., Co., Ltd.                                           21,000             26,844
 * Nippon Formula Feed Manufacturing
     Co., Ltd.                                                          100,000            133,309
   Nippon Gas Co., Ltd.                                                  62,000            524,781
   Nippon Hume Corp.                                                     43,000             82,843
 # Nippon Kanzai Co., Ltd.                                               27,200            396,377
*# Nippon Kasei Chemical Co., Ltd.                                      154,000            179,985
 * Nippon Kinzoku Co., Ltd.                                              93,000            106,145
   Nippon Koei Co., Ltd., Tokyo                                         107,000            218,846
   Nippon Konpo Unyu Soko Co., Ltd.                                      92,000            600,621
 * Nippon Koshuha Steel Co., Ltd.                                       151,000            147,526
*# Nippon Metal Industry Co., Ltd.                                      230,000            201,607
 * Nippon Pigment Co., Ltd.                                              11,000             25,612
   Nippon Pillar Packing Co., Ltd.                                       15,000             79,711
 * Nippon Piston Ring Co., Ltd.                                         104,000            149,087
   Nippon Road Co., Ltd.                                                147,000            241,600
 # Nippon Seiki Co., Ltd.                                                76,000            507,962
   Nippon Seisen Co., Ltd.                                               39,000             85,464
 # Nippon Sharyo, Ltd.                                                  215,000            437,774
   Nippon Shinpan Co., Ltd.                                             213,000            472,599
   Nippon Shinyaku Co., Ltd.                                             73,000            407,259
   Nippon Signal Co., Ltd.                                              109,000            501,607
   Nippon Soda Co., Ltd.                                                177,000            399,187
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          152,000            312,272
   Nippon System Development Co.,
     Ltd.                                                                32,100            556,592
   Nippon Systemware Co., Ltd.                                           20,000            163,440
   Nippon Thompson Co., Ltd.                                             77,000            510,427
   Nippon Tungsten Co., Ltd.                                             24,000             41,636
   Nippon Valqua Industries, Ltd.                                       119,000            235,783
 * Nippon Yakin Kogyo Co., Ltd.                                         117,500            171,658
 * Nippon Yusoki Co., Ltd.                                               49,000            103,798
   Nishimatsuya Chain Co., Ltd.                                          30,600            849,379
 * Nishishiba Electric Co., Ltd.                                         28,000             35,793
*# Nissan Diesel Motor Co., Ltd.                                        284,000            536,779
   Nissei Plastic Industrial Co., Ltd.                                   14,000             70,307
 * Nisseki House Industry Co., Ltd.                                     260,000              2,374
 # Nissha Printing Co., Ltd.                                             81,000            959,989
 # Nisshin Fire & Marine Insurance
     Co., Ltd.                                                          201,000            477,173
 # Nisshin Fudosan Co., Ltd.                                             11,700             96,574
   Nissho Electronics Corp.                                              23,000            191,107
 * Nissho Iwai-Nichmen Holdings Corp.                                    68,000            317,275
   Nissin Co., Ltd.                                                     149,800            600,458
   Nissin Corp.                                                         150,000            291,728
 * Nissin Electric Co., Ltd.                                            134,000            349,927
   Nissin Kogyo Co., Ltd.                                                22,500            498,197
   Nissin Sugar Manufacturing Co., Ltd.                                  74,000            120,270
   Nissui Pharmaceutical Co., Ltd.                                       20,000            105,004
 * Nitchitsu Co., Ltd.                                                   14,000    $        17,513
   Nitta Corp.                                                           42,000            518,481
   Nittan Valve Co., Ltd.                                                18,000             47,663
   Nittetsu Mining Co., Ltd.                                            118,000            276,899
 * Nittetsu Steel Sheet Corp.                                            84,000            152,630
   Nitto Boseki Co., Ltd.                                               364,000            422,096
   Nitto Electric Works, Ltd.                                            59,000            426,662
 # Nitto Flour Milling Co., Ltd.                                         54,000            114,883
   Nitto Kohki Co., Ltd.                                                 25,000            380,752
   Nitto Seiko Co., Ltd.                                                 56,000             70,051
   Nitto Seimo Co., Ltd.                                                 32,000             94,668
*# Nittoc Construction Co., Ltd.                                         61,000            144,814
   Noda Corp.                                                             1,300              5,045
   Nohmi Bosai, Ltd.                                                     59,000            262,893
   Nomura Co., Ltd.                                                      26,000             99,945
   Noritake Co., Ltd.                                                   178,000            576,972
 # Nosan Corp.                                                          201,000            350,539
   O-M, Ltd.                                                             46,000             57,542
 * OKK Corp.                                                            101,000             94,065
   OSG Corp.                                                             86,000            627,411
 * Obayashi Road Corp.                                                   65,000            115,139
   Odakyu Construction Co., Ltd.                                         29,000             68,846
   Odakyu Real Estate Co., Ltd.                                          58,000            126,041
   Oenon Holdings, Inc.                                                  74,000            150,000
 * Ohki Corp.                                                            73,000             83,318
 * Ohmori Co., Ltd.                                                     184,000             16,801
 * Oie Sangyo Co., Ltd.                                                     400              2,736
   Oiles Corp.                                                           30,000            580,716
   Okabe Co., Ltd.                                                       29,000             80,762
   Okamoto Industries, Inc.                                             212,000            480,059
 * Okamoto Machine Tool Works, Ltd.                                      33,000             82,259
 * Okaya Electric Industries Co., Ltd.                                   16,000             34,332
 * Oki Electric Cable Co., Ltd.                                          56,000             95,617
   Okinawa Electric Power Co., Ltd.                                      20,000            547,845
 * Okuma and Howa Machinery, Ltd.                                        69,000             88,833
*# Okuma Corp.                                                          163,000            363,148
 # Okura Industrial Co., Ltd.                                            96,000            699,489
   Okuwa Co., Ltd.                                                       59,000            588,276
   Olympic Corp.                                                         31,000            389,198
 * Omikenshi Co., Ltd.                                                   53,000             26,132
 * Ono Sokki Co., Ltd.                                                   43,000            133,492
   Organo Corp.                                                         101,000            415,915
 * Orient Watch Co., Ltd.                                                12,000              4,492
 # Oriental Construction Co., Ltd.                                       39,000            159,533
   Oriental Yeast Co., Ltd.                                              34,000            219,485
   Origin Electric Co., Ltd.                                             54,000            239,628
   Osaka Securities Finance Co., Ltd.                                    54,000            111,432
   Osaka Steel Co., Ltd.                                                 52,000            412,126
   Osaki Electric Co., Ltd.                                              56,000            267,422
   Oyo Corp.                                                             40,000            260,409
 # P.S. Mitsubishi Construction Co., Ltd.                                35,000            143,809
   PCA Corp.                                                              6,500             57,569
   Pacific Industrial Co., Ltd.                                          68,000            197,443
 # Parco Co., Ltd.                                                       82,000            414,792
 * Pasco Corp.                                                          111,500            335,966
 * Patlite Corp.                                                          5,000             87,655
 * Penta-Ocean Construction Co., Ltd.                                   379,000            352,977
 # Pentax Corp.                                                         180,000            747,809
   Petrolub International Co., Ltd.                                      12,900             53,004
   Pigeon Corp.                                                          37,000            422,297
   Pilot Corp.                                                               32             92,038

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Piolax, Inc.                                                           8,800    $       112,089
   Pocket Card Co., Ltd.                                                 41,000            378,853
 # Pokka Corp.                                                           48,000            135,866
   Poplar Co., Ltd.                                                       7,260             73,382
   Posful Corp.                                                          26,000            170,928
*# Press Kogyo Co., Ltd.                                                143,000            301,616
*# Prima Meat Packers, Ltd.                                             230,000            201,607
*# Privee Zurich Turnaround Group
     Co., Ltd.                                                           21,000            348,786
   Pulstec Industrial Co., Ltd.                                          21,200            136,468
   Q'Sai Co., Ltd.                                                       42,000            299,124
   Raito Kogyo Co., Ltd.                                                 84,900            281,398
 # Rasa Industries, Ltd.                                                119,000            228,178
 * Real Property                                                         43,900                  0
*# Renown, Inc.                                                         402,000            381,739
 # Resorttrust Inc.                                                      28,600            620,206
   Rheon Automatic Machinery Co., Ltd.                                   40,000            112,856
   Rhythm Watch Co., Ltd.                                               344,000            502,557
 * Ricoh Elemex Corp.                                                    20,000             67,568
   Ricoh Leasing Co., Ltd.                                               10,000            185,354
   Right On Co., Ltd.                                                    21,000            619,339
   Riken Corp.                                                          193,000            585,062
   Riken Keiki Co., Ltd.                                                 33,000            141,015
   Riken Technos Corp.                                                   93,000            264,938
   Riken Vitamin Co., Ltd.                                               24,000            306,793
 # Ringer Hut Co., Ltd.                                                  26,000            250,219
 # Rock Field Co., Ltd.                                                  14,000            155,442
   Rohto Pharmaceutical Co., Ltd.                                        56,000            453,031
   Roland Corp.                                                          26,400            320,599
 * Round One Corp.                                                           58            104,858
 # Royal Co., Ltd.                                                       52,000            465,303
 * Ryobi, Ltd.                                                          238,000            628,032
   Ryoden Trading Co., Ltd.                                              57,000            244,613
   Ryosan Co., Ltd.                                                       1,700             26,093
 # Ryoyo Electro Corp.                                                   40,000            401,753
 # S Foods, Inc.                                                         28,000            191,746
 * S Science Co., Ltd.                                                  139,000             63,459
   S.T. Chemical Co., Ltd.                                               48,000            361,578
   SMK Corp.                                                            127,000            424,416
   SNT Corp.                                                             15,000             49,306
 * SPC Electronics Corp.                                                 29,000            103,798
   SPK Corp.                                                              3,100             35,410
   SRL, Inc.                                                             42,000            321,750
 * SXL Corp.                                                            101,000            164,153
   Saeki Kensetsu Kogyo Co., Ltd.                                        71,000             64,180
 # Sagami Chain Co., Ltd.                                                37,000            305,743
   Sagami Co., Ltd.                                                      51,000            185,802
 * Sailor Pen Co., Ltd.                                                  44,000            161,505
 # Saizeriya Co., Ltd.                                                   78,100            738,071
   Sakai Chemical Industry Co., Ltd.                                    141,000            503,388
   Sakai Heavy Industries, Ltd.                                          60,000            104,638
*# Sakai Ovex Co., Ltd.                                                  85,000            124,954
   Sakata Inx Corp.                                                      92,000            299,050
   Sakata Seed                                                           17,900            186,322
 * Sakurada Co., Ltd.                                                    38,000             29,839
   Sala Corp.                                                            41,000            163,970
   San-Ai Oil Co., Ltd.                                                  98,000            284,551
*# Sanix, Inc.                                                           28,600            228,497
   Sankei Building Co., Ltd.                                             69,000            207,277
   Sanki Engineering Co., Ltd.                                          105,000            533,053
   Sanko Co., Ltd.                                                        2,000             10,409
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               54,000    $        84,806
*# Sankyo Seiki Manufacturing Co., Ltd.                                  76,000            482,286
   Sankyo Seiko Co., Ltd.                                                86,000            261,487
 # Sankyu, Inc., Tokyo                                                  415,000            439,554
   Sanoh Industrial Co., Ltd.                                            53,000            239,545
   Sanshin Electronics Co., Ltd.                                         45,000            255,159
   Sanyo Denki Co., Ltd.                                                 65,000            148,968
 # Sanyo Electric Credit Co., Ltd.                                       43,100            639,889
   Sanyo Engineering & Construction,
     Inc.                                                                21,000             57,524
   Sanyo Industries, Ltd., Tokyo                                         48,000            115,705
 # Sanyo Special Steel Co., Ltd.                                        207,000            291,070
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              201,000            167,011
 * Sata Construction Co., Ltd.,
     Gumma                                                               61,000             54,584
   Sato Shoji Corp.                                                      31,000            117,184
   Satori Electric Co., Ltd.                                             10,400            125,347
 * Sawafugji Electric Co., Ltd.                                          31,000             58,026
   Secom Techno Service Co., Ltd.                                        10,500            278,031
 # Seijo Corp.                                                            8,000             89,116
   Seika Corp.                                                          145,000            197,270
 * Seikitokyu Kogyo Co., Ltd.                                            86,000             83,236
 * Seiko Corp.                                                          102,407            532,980
   Seiren Co., Ltd.                                                      81,000            454,849
 # Sekisui Jushi Co., Ltd.                                               59,000            251,580
   Sekisui Plastics Co., Ltd.                                           126,000            281,866
   Sekiwa Real Eastate, Ltd.                                             16,000            115,267
   Sekiwa Real Estate Chubu, Ltd.                                         7,000             29,081
   Senko Co., Ltd.                                                      205,000            514,746
   Senshukai Co., Ltd.                                                   70,000            734,387
   Shaddy Co., Ltd.                                                      27,000            254,912
*# Shibaura Mechatronics Corp.                                           71,000            536,130
   Shibusawa Warehouse Co., Ltd.                                         94,000            189,682
 # Shibuya Kogyo Co., Ltd.                                               54,000            461,998
*# Shikibo, Ltd.                                                        155,000            178,324
   Shikoku Chemicals Corp.                                               89,000            316,116
   Shikoku Coca-Cola Bottling Co., Ltd.                                  31,000            307,679
   Shimizu Bank, Ltd.                                                    12,600            587,893
   Shin Nippon Air Technologies
     Co., Ltd.                                                           31,180            119,573
   Shinagawa Refractories Co., Ltd.                                      82,000            163,970
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                          106,000            281,647
   Shin-Etsu Polymer Co., Ltd.                                          111,000            687,162
   Shinkawa, Ltd.                                                        21,000            396,914
   Shin-Keisei Electric Railway Co., Ltd.                                45,000            145,864
   Shinki Co., Ltd.                                                      61,000            215,550
 # Shinko Electric Co., Ltd.                                            257,000            650,009
   Shinko Plantech Co., Ltd.                                             27,000             27,365
   Shinko Shoji Co., Ltd.                                                29,000            155,962
   Shin-Kobe Electric Machinery
     Co., Ltd.                                                           71,000            223,658
   Shinmaywa Industries, Ltd.                                           148,000            436,487
*# Shinsho Corp.                                                        110,000            168,736
*# Shinwa Kaiun Kaisha, Ltd.                                            238,000            339,007
   Shinyei Kaisha                                                        54,000             78,890
   Shiroki Co., Ltd.                                                    132,000            272,389
   Shizuki Electric Co., Inc.                                            23,000             48,512
 # Sho-Bond Corp.                                                        39,100            193,501

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Shobunsha Publications, Inc.                                          25,000    $       315,011
*# Shochiku Co., Ltd.                                                    99,000            629,145
 # Shoei Co., Ltd.                                                       14,900            166,795
   Shoei Foods Corp.                                                     14,000             55,606
   Shoko Co., Ltd.                                                      156,000            199,416
   Shokusan Bank, Ltd.                                                   52,000            175,676
   Showa Aircraft Industry Co., Ltd.                                     22,000             72,745
*# Showa Electric Wire & Cable
     Co., Ltd., Kawasaki                                                270,000            318,024
 # Showa Highpolymer Co., Ltd.                                           67,000            167,011
   Showa Mining Co., Ltd.                                                36,000             43,718
 # Showa Sangyo Co., Ltd.                                               282,000            584,496
   Showa Tansan Co., Ltd.                                                21,000             58,099
 # Siix Corp.                                                             6,000             94,777
   Silver Ox Inc.                                                        30,000             66,289
*# Silver Seiko, Ltd.                                                    87,000             36,541
   Sinanen Co., Ltd.                                                    160,000            672,023
   Sintokogio, Ltd., Nagoya                                              70,000            194,942
   Snow Brand Seed Co., Ltd.                                             16,000             48,941
   Soda Nikka Co., Ltd.                                                  35,000             59,441
*# Sodick Co., Ltd.                                                      64,000            447,042
 * Software Research Associates, Inc.                                     6,200             40,646
 # Sogo Medical Co., Ltd.                                                 8,800            239,847
 * Sokkisha Co., Ltd.                                                    40,000             54,054
   Sonton Food Industry Co., Ltd.                                        15,000            114,637
 # Sorun Corp.                                                           41,000            223,868
   Sotetsu Rosen Co., Ltd.                                               44,000            273,996
   Sotoh Co., Ltd.                                                       12,000             98,393
   Space Co., Ltd.                                                        9,400             60,681
   Star Micronics Co., Ltd.                                              59,000            338,851
   Starzen Corp.                                                        126,000            195,581
   Stella Chemifa Corp.                                                  14,000            178,707
   Subaru Enterprise Co., Ltd.                                           36,000            104,200
   Sumida Corp.                                                          17,600            509,423
 * Suminoe Textile Co., Ltd.                                             95,000            142,257
 * Sumitomo Coal Mining Co., Ltd.                                        90,500             49,580
   Sumitomo Densetsu Co., Ltd.                                           50,700            134,712
*# Sumitomo Light Metal Industries, Ltd.                                493,000            567,184
*# Sumitomo Mitsui Construction Co., Ltd.                               413,600            302,118
   Sumitomo Pipe & Tube Co., Ltd.                                        35,000             71,905
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                                66,000            177,776
 # Sumitomo Seika Chemicals Co., Ltd.                                   102,000            239,354
 # Sumitomo Special Metals Co., Ltd.                                     76,000            834,113
   Sumitomo Warehouse Co., Ltd.                                         172,000            457,013
 * Sun Wave Corp.                                                        62,000            218,517
   SunTelephone Co., Ltd.                                                44,000            167,933
 # Suruga Corp.                                                          11,000            130,570
 * Suzutan Co., Ltd.                                                     62,000             72,462
 # Sysmex Corp.                                                          23,700            516,111
 # T.Hasegawa Co., Ltd.                                                  35,900            409,743
*# TC Properties Co., Ltd.                                              144,650            843,968
*# TC Properties Co., Ltd.                                              579,000                  0
 * TCM Corp.                                                            146,000            274,617
 * TDF Corp.                                                             11,000             39,271
   TKC Corp.                                                             39,500            517,554
   TOC Co., Ltd.                                                         80,000            431,702
   TYK Corp.                                                             67,000            122,964
   Tabai Espec Corp.                                                     34,000            355,460
   Tachihi Enterprise Co., Ltd.                                          17,000            357,789
   Tachikawa Corp.                                                       14,000             69,029
   Tachi-S Co., Ltd.                                                     21,100    $       146,421
   Tadano, Ltd.                                                         161,000            495,407
   Taihei Dengyo Kaisha, Ltd.                                            55,000            151,662
*# Taihei Kogyo Co., Ltd.                                               114,000            118,663
 * Taiheiyo Kouhatsu, Inc.                                               90,000             69,850
   Taiho Kogyo Co., Ltd.                                                 30,000            245,435
   Taikisha, Ltd.                                                        97,000          1,078,762
   Taisei Rotec Corp.                                                   110,000            163,714
 * Taisei U-lec Co., Ltd.                                               134,000            196,987
 # Taito Co., Ltd.                                                       70,000            171,932
   Taito Corp.                                                              410            535,336
 # Taiyo Toyo Sanso Co., Ltd.                                           232,000            648,210
   Takada Kiko Co., Ltd.                                                 31,000            125,393
 * Takagi Securities Co., Ltd.                                           94,000            225,731
   Takamatsu Corp.                                                       19,500            338,294
   Takano Co., Ltd.                                                      15,000            186,267
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        156,000            182,323
 * Taka-Q Co., Ltd.                                                      34,500             34,336
   Takara Printing Co., Ltd.                                              6,000             44,047
 * Takarabune Corp.                                                      26,000                237
   Takasago International Corp.                                         136,000            490,504
   Takasago Thermal Engineering Co.,
     Ltd.                                                               106,000            582,652
 * Takashima & Co., Ltd.                                                 60,000             97,516
   Takigami Steel Construction Co., Ltd.                                 18,000             72,316
   Takiron Co., Ltd.                                                     98,000            304,237
   Takuma Co., Ltd.                                                     108,000            565,048
   Tamura Corp.                                                          93,000            332,871
 * Tamura Electric Works, Ltd.                                           74,000            233,784
   Tanseisha Co., Ltd.                                                   26,000             81,428
 # Tasaki Shinju Co., Ltd.                                               53,000            157,761
   Tateho Chemical Industries Co., Ltd.                                  26,500             69,928
   Tatsuta Electric Wire & Cable
     Co., Ltd.                                                          106,000            141,308
   Taya Co., Ltd.                                                         5,000             42,458
   Tayca Corp.                                                           74,000            191,216
 * Teac Corp.                                                            88,000            123,740
   Techno Ryowa, Ltd.                                                    16,400             66,636
   Tecmo, Ltd.                                                           22,000            226,187
   Teikoku Hormone Manufacturing
     Co., Ltd.                                                           33,000            237,135
 # Teikoku Piston Ring Co., Ltd.                                         42,000            145,727
   Teikoku Sen-I Co., Ltd.                                               39,000            123,567
   Teikoku Tsushin Kogyo Co., Ltd.                                       73,000            249,954
   Tekken Corp.                                                         194,000            258,619
   Ten Allied Co., Ltd.                                                  37,000            131,757
   Tenma Corp.                                                           41,000            390,084
   Teraoka Seisakusho Co., Ltd.                                          29,000            278,031
   Tetra Co., Ltd., Tokyo                                                41,000             75,247
 * The Daito Bank, Ltd.                                                 114,000            236,286
 # The Nisshin Oillio Group, Ltd.                                       196,000            486,779
   Three F Co., Ltd.                                                      5,300             30,004
   Tigers Polymer Corp.                                                  16,000             56,099
 * Titan Kogyo KK                                                        36,000             46,019
 # Toa Corp.                                                            247,000            279,657
 # Toa Doro Kogyo Co., Ltd.                                              65,000            118,700
   Toa Oil Co., Ltd.                                                    145,000            206,538
 * Toabo Corp.                                                           73,000             34,660
   Toagosei Co., Ltd.                                                   292,719            553,258
 * Tobu Store Co., Ltd.                                                  71,000            116,043

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tochigi Fuji Industrial Co., Ltd.                                     51,000    $       128,059
   Toda Kogyo Corp.                                                      68,000            283,747
 # Todentu Corp.                                                         57,000            107,734
   Toei Co., Ltd.                                                       185,000            554,054
   Toenec Corp.                                                         101,000            300,639
   Tohcello Co., Ltd.                                                    21,000             49,470
   Toho Co., Ltd.                                                        35,000            261,733
   Toho Real Estate Co., Ltd.                                            98,000            365,979
 # Toho Titanium Co., Ltd.                                               44,000            335,464
   Toho Zinc Co., Ltd.                                                  156,000            253,543
   Tohoku Bank, Ltd.                                                     63,000            120,225
   Tohoku Misawa Homes Co., Ltd.                                         24,000             98,174
   Tohoku Pioneer Corp.                                                  24,800            396,501
   Tohoku Telecommunications
     Construction Co., Ltd.                                              17,000             42,997
 * Tohpe Corp.                                                           36,000             31,227
   Tohto Suisan Co., Ltd.                                                54,000             84,806
 # Tokai Carbon Co., Ltd.                                               253,000            630,652
*# Tokai Corp.                                                          108,000            437,838
*# Tokai Kanko Co., Ltd.                                                333,000             91,216
 * Tokai Konetsu Kogyo Co., Ltd.                                         15,000             31,090
 # Tokai Pulp & Paper Co., Ltd.                                          88,000            323,010
 * Tokai Senko KK, Nagoya                                                47,000             42,485
 * Tokai Tokyo Securities Co., Ltd.                                     366,250            792,561
 # Tokico, Ltd.                                                         189,000            471,120
 * Tokimec, Inc.                                                        119,000            208,619
   Toko Electric Corp.                                                   39,000            101,488
 # Toko, Inc.                                                           129,000            347,471
   Tokushima Bank, Ltd.                                                  61,200            390,603
   Tokushu Paper Manufacturing
     Co., Ltd.                                                           63,000            230,670
   Tokyo Biso Kogyo Corp.                                                13,000             64,217
 # Tokyo Denpa Co., Ltd.                                                 11,000            195,855
   Tokyo Dome Corp.                                                     233,000            699,936
   Tokyo Energy & Systems, Inc.                                          49,000            156,592
   Tokyo Kikai Seisakusho, Ltd.                                         132,000            318,189
   Tokyo Leasing Co., Ltd.                                               86,000            512,765
   Tokyo Nissan Auto Sales Co., Ltd.                                     97,000            231,163
   Tokyo Rakutenchi Co., Ltd.                                            92,000            331,812
 * Tokyo Rope Manufacturing Co., Ltd.                                   202,000            191,819
   Tokyo Sangyo Co., Ltd.                                                36,500             97,316
   Tokyo Soir Co., Ltd.                                                  17,000             42,997
 * Tokyo Tekko Co., Ltd.                                                 67,000            150,493
   Tokyo Theatres Co., Inc., Tokyo                                      116,000            119,686
   Tokyo Tomin Bank, Ltd.                                                45,200            739,989
   Tokyotokeiba Co., Ltd.                                               422,000            489,354
 # Tokyu Community Corp.                                                 19,000            232,469
*# Tokyu Department Store Co., Ltd.                                     406,000            344,759
   Tokyu Livable Inc.                                                    22,200            231,689
   Tokyu Recreation Corp.                                                32,000            164,792
   Tokyu Store Chain Corp.                                              175,000            648,740
*# Tokyu Tourist Corp.                                                   92,000             71,402
   Toli Corp.                                                            83,000            147,781
   Tomato Bank, Ltd.                                                    128,000            244,266
   Tomen Electronics Corp.                                               10,000            407,232
   Tomoe Corp.                                                           56,000             76,698
*# Tomoegawa Paper Co., Ltd.                                             55,000            185,811
   Tomoku Co., Ltd.                                                     136,000            253,324
 * Tomy Co., Ltd.                                                        27,000            377,685
   Tonami Transportation Co., Ltd.                                      121,000            329,237
   Topcon Corp.                                                          57,000            378,369
   Topre Corp.                                                           67,000    $       416,609
   Topy Industries, Ltd.                                                325,000            765,614
 # Torigoe Co., Ltd.                                                     35,000            119,522
   Torii Pharmaceutical Co., Ltd.                                        36,000            540,066
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         37,000            173,649
   Tose Co., Ltd.                                                         6,100             55,698
*# Toshiba Ceramics Co., Ltd.                                           350,000            917,184
 # Toshiba Machine Co., Ltd.                                            294,000            883,181
 # Toshiba Plant Kensetsu Co., Ltd.                                     101,000            272,973
 # Toshiba Tungaloy Co., Ltd.                                           124,000            545,727
   Tosho Printing Co., Ltd.                                              81,000            227,054
   Totenko Co., Ltd.                                                     35,000             67,750
   Totetsu Kogyo Co., Ltd.                                               53,000            147,599
 * Totoku Electric Co., Ltd., Tokyo                                      62,000             75,292
   Tottori Bank, Ltd.                                                   127,000            463,842
   Touei Housing Corp.                                                   16,700            427,716
   Towa Corp.                                                            28,000            192,513
   Towa Meccs Corp.                                                      75,000             63,002
*# Towa Real Estate Development Co.,
     Ltd.                                                                80,000            130,752
   Toyo Bussan Co., Ltd.                                                 17,600            133,382
*# Toyo Communication Equipment Co.,
     Ltd.                                                                79,000            331,090
*# Toyo Construction Co., Ltd.                                          290,000            193,298
 # Toyo Corp.                                                            43,100            444,302
 # Toyo Electric Co., Ltd.                                               67,000            210,446
 # Toyo Engineering Corp.                                               473,000            859,450
 * Toyo Kanetsu KK                                                      172,000            202,593
   Toyo Kohan Co., Ltd.                                                 125,000            345,827
 # Toyo Radiator Co., Ltd.                                              104,000            371,293
 * Toyo Securities Co., Ltd.                                            113,000            300,247
 * Toyo Shutter Co., Ltd.                                                77,000             70,307
 * Toyo Sugar Refining Co., Ltd.                                         60,000             63,550
   Toyo Tire & Rubber Co., Ltd.                                         307,000            616,691
   Toyo Wharf & Warehouse Co., Ltd.                                     118,000            179,931
 * Trans Cosmos, Inc.                                                     5,000            118,243
 # Trusco Nakayama Corp.                                                 36,000            426,662
   Tsubaki Nakashima Co., Ltd.                                           56,000            614,609
   Tsubakimoto Kogyo Co., Ltd.                                           44,000             72,316
   Tsudakoma Corp.                                                      101,000            275,740
 * Tsugami Corp.                                                        124,000            211,724
 * Tsukamoto Co., Ltd.                                                   44,000             51,826
   Tsukishima Kikai Co., Ltd.                                            60,000            340,760
   Tsurumi Manufacturing Co., Ltd.                                       35,000            178,643
 # Tsutsumi Jewelry Co., Ltd.                                            24,800            591,015
 # Tsutsunaka Plastic Industry Co., Ltd.                                 58,000            186,413
 * Tsuzuki Denki Co., Ltd.                                               22,000             61,468
   U-Shin, Ltd.                                                          32,000            131,191
   U.Store Co., Ltd.                                                     27,000            219,412
   Ube Material Industries, Ltd.                                        116,000            195,946
   Uchida Yoko Co., Ltd.                                                 72,000            266,253
   Ueki Corp.                                                            47,000             79,821
   Unicafe, Inc.                                                          5,460             74,881
   Unimat Offisco Corp.                                                  27,700            308,059
*# Unitika, Ltd.                                                        699,000            644,622
 * Utoc Corp.                                                            68,000             85,683
   Vital-Net, Inc.                                                       56,300            381,434
   Wakachiku Construction Co., Ltd.                                     161,000            170,526
 # Wakamoto Pharmaceutical Co., Ltd.                                     48,000            127,977
   Wakodo Co., Ltd.                                                       2,000             58,802

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Warabeya Nichiyo Co., Ltd.                                             8,500    $       116,417
 * Watabe Wedding Corp.                                                   4,900             49,125
 # Watami Food Service Co., Ltd.                                         54,700            341,126
 * Wondertable, Ltd.                                                      8,000              9,934
   Wood One Co., Ltd.                                                    86,000            628,981
   Xebio Co., Ltd.                                                       12,000            239,956
 * Yachiyo Musen Denki Co., Ltd.                                          9,000             41,499
   Yahagi Construction Co., Ltd.                                         59,000            206,328
 # Yaizu Suisankagaku Industry Co., Ltd.                                 14,000            104,821
   Yamaichi Electronics Co., Ltd.                                        21,000            222,425
   Yamamura Glass Co., Ltd.                                             155,000            254,748
 * Yamatane Corp.                                                       131,000            156,693
   Yamato Corp.                                                          36,000            127,210
   Yamato International, Inc.                                            43,000            164,116
   Yamato Kogyo Co., Ltd.                                                96,000            679,328
   Yamaura Corp.                                                         19,000             57,597
   Yamazen Co., Ltd.                                                    140,000            250,548
   Yaoko Co., Ltd.                                                       29,000            410,957
   Yasuda Warehouse Co., Ltd.                                            27,000             96,393
   Yellow Hat, Ltd., Tokyo                                               32,000            267,641
   Yokogawa Bridge Corp.                                                 55,400            213,972
   Yokohama Reito Co., Ltd.                                              55,000            274,197
   Yokowo Co., Ltd.                                                      28,000            351,534
 # Yomeishu Seizo Co., Ltd.                                              46,000            335,592
   Yomiuri Land Co., Ltd.                                               157,000            496,001
   Yondenko Corp.                                                        50,800            199,916
 # Yonekyu Corp.                                                         41,500            386,884
   Yonex Co., Ltd.                                                       19,000             93,682
   Yorozu Corp.                                                          26,800            182,305
   Yoshimoto Kogyo Co., Ltd.                                             60,000            441,563
 # Yuasa Corp.                                                          260,000            496,165
   Yuasa Funashoku Co., Ltd.                                             33,000             60,866
*# Yuasa Trading Co., Ltd.                                              174,000            182,706
*# Yuken Kogyo Co., Ltd.                                                 60,000             95,325
   Yuki Gosei Kogyo Co., Ltd.                                            14,000             34,003
   Yukiguni Maitake Co., Ltd.                                            26,000            124,635
   Yuraku Real Estate Co., Ltd.                                          39,000             87,244
   Yurtec Corp.                                                         101,000            364,271
 # Yushin Precision Equipment Co., Ltd.                                  15,000            365,687
   Yushiro Chemical Industry Co., Ltd.                                   10,000             77,611
 * Z-Plus Co., Ltd.                                                      13,000             16,381
   Zenrin Co., Ltd.                                                      49,600            389,481
   Zensho Co., Ltd.                                                      17,000            283,126
 # Zeria Pharmacetical Co., Ltd.                                         60,000            580,716
     i-LOGISTICS Corp.                                                   35,000             54,328
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $408,723,841)                                                                 275,907,310
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $1,045,277)                                                                   1,046,719
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
RIGHTS/WARRANTS -- (0.0%)
* BSL Corp. Rights 01/30/04                                     $         3,950    $             0
* Kanematsu Corp. Warrants 03/31/06                                      20,125                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $409,769,118)                                                                  276,954,029
                                                                                   ---------------
TEMPORARY CASH
  INVESTMENTS -- (22.6%)
  Repuchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $7,330,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $7,384,975) to be repurchased at
    $7,275,497 (Cost $7,275,000)                                          7,275          7,275,000
  Repurchase agreements in a Pooled
    Cash Account, Mizuho Securities USA, 1.05%, 12/01/03
    (Collateralized by $123,762,000 U.S. Treasury
    Obligations, rates ranging from 2.711% to 10.375%,
    maturities ranging from 08/15/05 tp 02/15/29, valued at
    $73,726,806) to be repurchased at $73,733,257
    (Cost $73,726,806)@                                                  73,727         73,726,806
                                                                                   ---------------

TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $81,001,806)                                                                    81,001,806
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $490,770,924)++                                                            $   357,955,835
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $493,603,890

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRALIA -- (28.0%)
COMMON STOCKS -- (28.0%)
 * A.I., Ltd.                                                           129,195    $        14,023
   A.P. Eagers, Ltd.                                                     25,283            118,916
 * AAV, Ltd.                                                             50,200             57,393
   ABC Learning Centres, Ltd.                                           133,000            324,325
   ADCorp Australia, Ltd.                                               116,497             85,140
   AJ Lucas Group, Ltd.                                                  35,900             57,150
   APN News & Media, Ltd.                                                     1                  3
   ARB Corporation, Ltd.                                                116,670            280,282
 * AV Jennings Homes, Ltd.                                              170,028            227,610
   Abigroup, Ltd.                                                        73,710            211,746
 * Adsteam Marine, Ltd.                                                 342,628            414,035
   Adtrans Group, Ltd.                                                   29,000             77,642
 * Agenix, Ltd.                                                         149,379             76,744
   Alesco Corp., Ltd.                                                    86,411            368,909
   Altium                                                               162,100             63,340
   Amalgamated Holdings, Ltd.                                           195,483            459,717
 * Amity Oil NL                                                         222,481            157,767
 * Amrad Corp., Ltd.                                                    135,523             64,722
 * Anateus Energy, Ltd.                                                 193,687             13,034
 * Arc Energy NL                                                        129,400             86,143
   Ariadne Australia, Ltd.                                              270,353             73,360
   Aspen Group, Ltd.                                                     15,795              1,714
   Atlas Pacific, Ltd.                                                   82,585             13,147
 * AuIron Energy, Ltd.                                                  260,290             11,677
   Ausdrill, Ltd.                                                       115,992             62,109
   Ausmelt, Ltd.                                                         36,118             24,306
   Auspine, Ltd.                                                         42,618             95,599
 * Austal, Ltd.                                                         356,800            227,199
 * Austar United Communications, Ltd.                                   730,792            200,944
 * Austral Coal, Ltd.                                                   285,300            146,574
   Australian Agricultural Co., Ltd.                                    155,000            128,982
*# Australian Magnesium Corp., Ltd.                                     332,383             18,519
 # Australian Pharmaceutical Industries,
     Ltd.                                                               287,700            566,248
 * Australian Worldwide Exploration, Ltd.                               308,100            254,153
 * Auto Group, Ltd.                                                      41,309             18,533
*# Autron Corporation, Ltd.                                             989,247            218,325
   Bank of Queensland, Ltd.                                                 506              3,442
   Beach Petroleum NL                                                 1,814,501            446,410
 * Beaconsfield Gold NL                                                  89,078             13,214
 * Bendigo Mining NL                                                  1,712,123            253,973
 * Beyond International, Ltd.                                            61,256             14,184
 * Biota Holdings, Ltd.                                                  97,808             35,387
   Blackmores, Ltd.                                                      27,894            160,060
   Brazin, Ltd.                                                          98,875            100,164
   Bridgestone Australia, Ltd.                                           49,000             89,350
   Burswood, Ltd.                                                       784,148            658,195
   CMI, Ltd.                                                             32,784             47,919
 * CPI Group, Ltd.                                                       68,585             46,650
   Cabcharge Austalia, Ltd.                                             196,800            441,454
   Campbell Brothers, Ltd.                                               86,099            376,299
 * Cape Range Wireless, Ltd.                                            619,912             18,391
   Capral Aluminium, Ltd.                                                28,943             50,682
   Casinos Austria International, Ltd.                                  258,299            130,834
   Cedar Woods Properties, Ltd.                                          50,913             51,577
 * Cellestis, Ltd.                                                       37,209    $        38,502
   Cellnet Telecommunications Group,
     Ltd.                                                                91,100             63,283
 * Centamin Egypt, Ltd.                                                 996,437            230,727
 # Centennial Coal, Ltd.                                                447,647            800,075
   Central Equity, Ltd.                                                 129,405            180,720
 * Charter Pacific Corp., Ltd.                                           72,823             24,240
 * Charters Towers Gold Mines, Ltd.                                     258,700             42,119
*# Chemeq, Ltd.                                                         120,000            465,419
 * Chiquita Brands South Pacific, Ltd.                                  113,500             72,273
 * Circadian Technologies, Ltd.                                          40,370             55,502
   Citect Corp., Ltd.                                                   109,822            103,307
   Clough, Ltd.                                                         817,737            420,117
 # Coates Hire, Ltd.                                                    472,004            976,810
 # Collection House, Ltd.                                               176,200            214,197
   Colorado Group, Ltd.                                                 135,243            351,324
   Commander Communications, Ltd.                                       106,600             84,849
   Consolidated Minerals, Ltd.                                          251,658            172,995
 * Coplex Resources NL                                                  231,400             15,070
 * Count Financial, Ltd.                                                171,200             91,671
   Coventry Group, Ltd.                                                  58,612            235,384
   Crane Group, Ltd.                                                     83,106            541,219
   Croesus Mining NL                                                    798,235            392,770
   Danks Holdings, Ltd.                                                  10,425             86,072
   Devine, Ltd.                                                         168,183             76,669
 * Dominion Mining, Ltd.                                                168,015             80,240
 * Emporer Mines, Ltd.                                                  120,600             63,704
 * Energy Developments, Ltd.                                            164,549            301,241
 * Energy World Corp., Ltd.                                             325,630              6,598
 * Environmental Solutions International,
     Ltd.                                                                67,364             12,795
   Equigold NL                                                          225,700            251,507
   Evans & Tate, Ltd.                                                    62,500             54,270
   FKP, Ltd.                                                            142,602            242,489
   Fantastic Holdings, Ltd.                                             133,100            359,240
   Fleetwood Corp., Ltd.                                                 47,464            191,645
 * Forest Place Group, Ltd.                                              85,192             29,898
   Freedom Group, Ltd.                                                  201,879            306,767
 * Funtastic, Ltd.                                                       94,900            140,773
   GRD NL                                                               379,594            521,881
   GUD Holdings, Ltd.                                                   114,428            509,220
 * Gale Pacific, Ltd.                                                    34,400             61,483
   Gazal Corp., Ltd.                                                     71,177            133,909
 * Geo2, Ltd.                                                             2,526                356
 * Globe International, Ltd.                                            327,400            111,346
 * Gold Aura                                                              2,635                343
 * Golden West Refining Corp., Ltd.                                      17,330              4,514
 * Goldstream Mining NL                                                  90,901             35,519
   Gowing Bros., Ltd.                                                    58,624            104,354
 * Gradipore, Ltd.                                                       86,855             28,910
 # Graincorp, Ltd. Series A                                              78,059            781,166
 # Grand Hotel Group                                                    383,087            182,953
 # Great Southern Plantations, Ltd.                                     366,530            403,136
   Green's Foods, Ltd.                                                   66,082             45,426
 * Gympie Gold, Ltd.                                                    302,445            109,425
 * HPAL, Ltd.                                                            88,900             91,346
 * Hamilton Island, Ltd.                                                 52,600            126,364
   Hancock and Gore, Ltd.                                                66,108             81,321

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Hardman Resources NL                                                 717,859    $       363,610
 * Health Communication Network, Ltd.                                   106,000             84,372
   Healthscope, Ltd.                                                    131,852            287,178
 * Henry Walker Eltin Group, Ltd.                                       287,948            191,690
 * Herald Resources, Ltd.                                                69,910             35,411
   Hills Industries, Ltd.                                               263,845            714,034
 * Horizon Oil NL                                                       752,832             49,027
   Housewares International, Ltd.                                       280,209            527,174
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,065,400            215,858
   IInet, Ltd.                                                           65,200            155,690
   ION, Ltd.                                                            342,085            566,849
   Infomedia, Ltd.                                                      598,900            368,359
   Institute of Drug Technology Australia,
     Ltd.                                                                44,372             61,004
 * Integrated Group, Ltd.                                                55,000             61,687
 * Intellect Holdings, Ltd.                                             403,028            137,066
   Investor Group, Ltd.                                                  48,637             95,023
 * Iress Market Technology, Ltd.                                         81,000            147,115
 * Ixla, Ltd.                                                            89,921              1,497
 * JDV, Ltd.                                                             84,981             33,821
 # Jones (David), Ltd.                                                  658,594            657,650
   Jubilee Mines NL                                                     224,549            653,184
   K&S Corp., Ltd.                                                       86,000            151,218
 * Kagara Zinc, Ltd.                                                    120,700             89,959
   Kaz Group, Ltd.                                                    1,315,977            233,299
 * Keycorp, Ltd.                                                         67,609             60,663
 * Kimberley Diamond Co. NL                                             182,966            129,746
   Kingsgate Consolidated NL                                            132,456            397,757
   Kresta Holdings, Ltd.                                                 56,700             24,617
   Lemarne Corp., Ltd.                                                   20,790             34,600
 * LionOre Mining International, Ltd.                                    25,842            140,250
   MYOB, Ltd.                                                           470,141            340,194
   MacArthur Coal, Ltd.                                                 101,500             85,931
 * MacMahon Holdings, Ltd.                                              192,179             42,413
   Magellan Petroleum Australia, Ltd.                                    32,760             30,817
 * Magnesium International, Ltd.                                        656,061             29,908
   Maryborough Sugar Factory, Ltd.                                          600              2,605
 * Matrix Oil NL                                                        557,000             17,734
   MaxiTRANS Industries, Ltd.                                           157,528             90,050
 # McGuigan Simeon Wines, Ltd.                                          253,183            881,207
   McPherson's, Ltd.                                                     67,828            200,738
 * Metabolic Pharmaceuticals, Ltd.                                      700,000            476,128
 * Metal Storm, Ltd.                                                    406,669            144,190
   Mia Group, Ltd.                                                      237,000            114,900
   Miller's Retail, Ltd.                                                462,814            602,806
 * Mincor Resources NL                                                   73,400             39,834
   Monadelphous Group, Ltd.                                              18,988             64,577
 * Mosaic Oil NL                                                        387,324             60,257
   Namoi Cotton Cooperative, Ltd.                                       142,585             38,175
   National Can Industries, Ltd.                                         97,017             98,984
 * Norwood Abbey, Ltd.                                                   99,000             95,993
 * Novogen, Ltd.                                                        176,419            920,405
 * Novus Petroleum, Ltd.                                                288,634            261,069
 * Oakton, Ltd.                                                          62,800             54,530
 # Oamps, Ltd.                                                          173,075            403,263
*# Orbital Engine Corp., Ltd.                                           537,358             64,157
   OrotonGroup, Ltd.                                                     38,427            174,342
 * PMP, Ltd.                                                            455,871            395,842
   Pacific Hydro, Ltd.                                                  370,312            798,514
 * Pan Pacific Petroleum NL                                             327,800             22,296
   Pan Pharmaceuticals, Ltd.                                            322,766    $       280,264
 * Payce Consolidated, Ltd.                                              18,000             26,050
*# Peptech, Ltd.                                                        281,015            325,348
 * Perilya Mines NL                                                     263,500            202,109
 * Perseverance Corp., Ltd.                                             199,493             48,358
 * Petsec Energy, Ltd.                                                   97,992             61,689
 * Plantcorp NL                                                           4,329                  0
   Plaspak Group, Ltd.                                                   97,158             64,679
*# Polartechnics, Ltd.                                                   43,405             25,754
 * Port Douglas Reef Resorts, Ltd.                                      251,655             19,120
   Portman, Ltd.                                                        343,890            373,258
 * PowerTel, Ltd. Series B                                            4,416,871            118,254
 * Precious Metals Australia, Ltd.                                       10,606                560
 * Preston Resources NL                                                  64,000             12,504
   Primary Health Care, Ltd.                                            190,663            689,818
   Prime Television, Ltd.                                               172,440            305,705
 * Primelife Corp., Ltd.                                                 85,867            170,245
 * Progen Industries, Ltd.                                               24,788             27,622
   Programmed Maintenance Service,
   Ltd.                                                                 119,230            224,314
   Queensland Cotton Holdings, Ltd.                                      39,866             92,599
 * Quiktrak Networks P.L.C
     Entitlement Shares                                                  23,875                  0
 * Quiktrak Networks, Ltd.                                              740,124              2,678
 * RG Capital Radio, Ltd.                                                45,370             91,923
   Ramsay Health Care, Ltd.                                             177,900            565,117
 * Raptis Group, Ltd.                                                    12,000              2,996
   Rebel Sport, Ltd.                                                     88,284            201,229
   Reece Australia, Ltd.                                                159,501            865,611
 * Reinsurance Australia Corp., Ltd.                                    399,993            118,668
*# Resolute Mining, Ltd.                                                287,264            286,852
   Ridley Corp., Ltd.                                                   582,631            493,262
 * Roc Oil Co., Ltd.                                                    170,700            176,631
   Rock Building Society, Ltd.                                           11,373             27,322
 * SDI, Ltd.                                                             18,432            145,378
 * SP Telecommunications, Ltd.                                          136,396            136,201
   SPC Ardmona, Ltd.                                                    337,984            349,728
   STW Communications Group, Ltd.                                       231,843            536,837
   Schaffer Corp., Ltd.                                                  33,766            345,728
   Select Harvests, Ltd.                                                 44,886            180,261
 * Senetas Corp., Ltd.                                                  240,406             11,829
   Servcorp, Ltd.                                                       156,000            188,512
 * Silex System, Ltd.                                                   235,100            151,405
   Skilled Engineering, Ltd.                                            144,962            251,747
 * Solution 6 Holdings, Ltd.                                            402,138            186,232
   Southern Cross Broadcasting
     (Australia), Ltd.                                                  149,270          1,177,327
*# Southern Pacific Petroleum NL                                        698,740            118,818
   Southern Star Group, Ltd.                                            187,907             99,258
 * St. Barbara Mines, Ltd.                                              375,500             20,107
   Star Games, Ltd.                                                     132,410            129,346
 * Straits Resources, Ltd.                                               56,534             40,499
 * Strategic Minerals Corp. NL                                          358,100             85,510
 * Striker Resources NL                                                 435,484             17,646
   Sunland Group, Ltd.                                                   75,095             59,773
   Sydney Aquarium, Ltd.                                                 49,135            170,659
 * Sydney Gas, Ltd.                                                     153,800             91,257
   Symex Holdings, Ltd.                                                 163,000            141,536
   Tandou, Ltd.                                                           3,410              3,578
 * Tap Oil, Ltd.                                                        193,100            202,604
   Technology One, Ltd.                                                 587,800            208,413

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Tempo Service, Ltd.                                                  184,359    $       192,099
   Thakral Holdings Group                                               948,383            432,337
   The Gribbles Group, Ltd.                                             780,300            299,251
   Ticor, Ltd.                                                          455,148            461,083
 # Timbercorp, Ltd.                                                     250,258            201,006
 * Titan Resources NL                                                    50,000             15,196
 * Tooth & Co., Ltd.                                                    153,000             19,374
   Transfield Services, Ltd.                                            238,000            766,364
   Triako Resources, Ltd.                                                 5,400              6,682
   Troy Resources NL                                                     72,048             93,841
   Trust Company of Australia, Ltd.                                      23,774            129,021
   UXC, Ltd.                                                            181,293            102,323
   United Group, Ltd.                                                   138,399            395,575
 * VeCommerce, Ltd.                                                      13,680              9,404
 * Ventracor, Ltd.                                                      256,924            362,525
 * Victoria Petroleum NL                                                463,964              5,036
   Villa World, Ltd.                                                    134,700            120,861
*# Village Roadshow, Ltd.                                               436,313            584,074
 * Virotec International NL                                             142,891             51,698
   Vision Systems, Ltd.                                                 268,273            190,240
   Volante Group, Ltd.                                                  125,700            109,148
   Waterco, Ltd.                                                         22,304             38,250
   Watpac, Ltd.                                                         129,518             53,420
   Wattyl, Ltd.                                                         131,342            365,900
 * Webster, Ltd.                                                         33,551             16,023
 * Western Metals, Ltd.                                                 385,787              6,002
   Wide Bay Capricorn Building Society,
     Ltd.                                                                26,958            132,646
 * Yates, Ltd.                                                           60,281              2,574
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $41,066,672)                                                                    48,601,616
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Village Roadshow, Ltd. 2% Class A
     (Cost $59,969)                                                      55,477             44,559
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $30,010)                                                                         31,136
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                           1                  0
 * Axon Instruments, Inc. Options
     Open Pay Date                                                       16,148                  0
 * Geo2, Ltd. Rights                                                      1,684                  0
 * Metal Storm, Ltd. Options 09/06/04                                         1                  0
 * Progen Industries, Ltd. Options                                        3,098                  0
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $41,156,749)                                                                    48,677,311
                                                                                   ---------------
SINGAPORE -- (26.1%)
COMMON STOCKS -- (26.0%)
   ASA Group Holdings, Ltd.                                             586,000            103,676
 * Acma, Ltd.                                                         3,040,700            167,564
 * Airocean Group, Ltd.                                               1,017,000            162,232
 * Alliance Technology & Development,
     Ltd.                                                               156,000              9,502
 # Amtek Engineering, Ltd.                                              597,625            537,333
   Apollo Enterprises, Ltd.                                             193,000             59,056
   Armstrong Industrial Corp.                                         1,460,000    $       122,801
   Ascott Group, Ltd.                                                 1,807,250            440,302
 * Aussino Group, Ltd.                                                   38,000             12,124
   Benjamin (F.J.) Holdings, Ltd.                                     1,095,000            161,971
 # Beyonics Technology, Ltd.                                          3,272,600            541,029
   Blu Inc. Group, Ltd.                                                 729,000            109,947
   Bonvests Holdings, Ltd.                                              825,000            220,138
   Brilliant Manufacturing, Ltd.                                        829,000            319,786
   Bukit Sembawang Estates, Ltd.                                         71,334            595,857
 * CK Tang, Ltd.                                                        614,000            140,685
 # CSE Global, Ltd.                                                     984,000            373,869
   CWT Distribution, Ltd.                                               461,500            145,899
   Central Properties, Ltd.                                              66,000            750,383
   Ch Offshore, Ltd.                                                    823,200            174,293
   Chemical Industries (Far East), Ltd.                                 105,910             64,507
 * China Merchants Holdings Pacific,
     Ltd.                                                               479,000            144,485
   Chip Eng Seng Corp., Ltd.                                          1,775,000            169,889
   Chosen Holdings, Ltd.                                                829,000            137,051
   Chuan Hup Holdings, Ltd.                                           4,116,000          1,134,101
   Chuan Soon Huat Industrial Group,
     Ltd.                                                               614,000            108,630
   Clipsal Industries Holdings, Ltd.                                    351,542            458,820
 * Compact Metal Industries, Ltd.                                       643,000             24,244
   Cosco Corp. Singapore, Ltd.                                        2,783,000            960,535
   Courts Singapore, Ltd.                                               495,000            157,925
 # ECS Holdings, Ltd.                                                 1,375,000            315,052
 * Eagle Brand Holdings, Ltd.                                         3,390,000            226,142
 # Eastern Asia Technology, Ltd.                                      1,368,600            389,005
 * Eastgate Technology, Ltd.                                            870,000            105,979
 * Econ International, Ltd.                                           2,267,000             59,176
   Eng Wah Organisation, Ltd.                                           265,000             35,355
 * Freight Links Express Holdings, Ltd.                               1,648,000             95,596
   Frontline Technologies Corp., Ltd.                                 1,974,000            188,936
 # Fu Yu Manufacturing, Ltd.                                          1,291,000            531,701
   Fuji Offset Plates Manufacturing, Ltd.                                33,750              7,244
   GB Holdings, Ltd.                                                    200,000             75,990
   GK Goh Holdings, Ltd.                                              1,120,000            581,465
   GP Industries, Ltd.                                                1,132,000            584,412
 # Ges International, Ltd.                                            2,077,000            765,056
 * Goodpack, Ltd.                                                       587,000            275,807
 # Guocoland, Ltd.                                                    1,215,000            789,364
   HTL International Holdings, Ltd.                                   1,177,500            659,130
   Ho Bee Investment, Ltd.                                              761,000            110,359
   Hong Fok Corp., Ltd.                                               1,796,000            302,125
   Hong Leong Asia, Ltd.                                              1,048,000          1,124,646
 * Horizon Education & Technologies,
     Ltd.                                                               988,000            134,681
   Hotel Grand Central, Ltd.                                            875,280            192,936
   Hotel Plaza, Ltd.                                                  1,189,000            368,993
 # Hotel Properties, Ltd.                                             1,393,000            832,283
   Hour Glass, Ltd.                                                     298,000             91,617
   Huan Hsin Holdings, Ltd.                                             964,400            643,336
   Hup Seng Huat, Ltd.                                                  900,200             88,771
   Hwa Hong Corp., Ltd.                                               2,488,000            837,069
 # IDT Holdings, Ltd.                                                   514,000            596,315
 * Inno-Pacific Holdings, Ltd.                                          680,000             17,750
   Innovalues Precision, LTd.                                           165,000            172,282
   International Factors (Singapore), Ltd.                              290,000             73,176
 * Internet Technology Group, Ltd.                                      874,408             40,578
 * Interra Resources, Ltd.                                              185,430             26,353

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intraco, Ltd.                                                        292,500    $        87,381
   Isetan (Singapore), Ltd.                                             122,500            225,257
   JK Yaming International, Ltd.                                        509,000            103,340
 # Jaya Holdings, Ltd.                                                2,733,000          1,284,126
   Jurong Cement, Ltd.                                                  132,500             60,335
   Jurong Engineering, Ltd.                                             112,000            184,510
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                             1,133,000            736,090
 * K1 Ventures, Ltd.                                                  4,012,500            512,060
   Keppel Telecommunications and
     Transportation, Ltd.                                             1,571,000            770,044
   Khong Guan Flour Milling, Ltd.                                        19,000             18,736
   Kian Ann Engineering, Ltd.                                           868,000            118,323
   Kim Eng Holdings, Ltd.                                             2,281,200          1,376,194
   Koh Brothers, Ltd.                                                 1,494,000            112,662
 * L & M Group Investments, Ltd.                                      7,107,100             61,840
   Labroy Marine, Ltd.                                                2,943,000            904,793
 * Lantrovision (S), Ltd.                                               745,000            159,897
   Lee Kim Tah Holdings, Ltd.                                         1,265,000            172,441
 * Leong Hin Holdings, Ltd.                                             526,000             36,614
 * Liang Huat Aluminum, Ltd.                                          1,477,000             68,541
 * Lion Asiapac, Ltd.                                                   129,000             12,347
   Low Keng Huat Singapore, Ltd.                                        372,000             85,236
 * Lum Chang Holdings, Ltd.                                           1,134,030            197,346
 * MCL Land, Ltd.                                                        99,000             76,953
 # MMI Holdings, Ltd.                                                 1,453,000            324,496
 * Magnecomp International, Ltd.                                        583,000            300,983
 * Manufacturing Integration Technology,
     Ltd.                                                               588,000             95,503
 * Mediaring.Com, Ltd.                                                2,094,000            139,687
   Metro Holdings, Ltd.                                               2,256,960            929,534
   Multi-Chem, Ltd.                                                     957,000            149,885
   Nera Telecommunications, Ltd.                                      1,159,000            366,406
   New Toyo Intenational Holdings, Ltd.                                 540,000            209,870
*# Norelco Centreline Holdings, Ltd.                                    586,000            424,904
 * Orchard Parade Holdings, Ltd.                                      1,084,022            257,813
 # Osim International, Ltd.                                             930,000            582,626
   Ossia International, Ltd.                                            708,000             82,138
   PCI, Ltd.                                                            734,000            253,335
 # PSC Corp., Ltd.                                                    4,088,000            296,417
   Pan-United Corp., Ltd.                                             1,624,000            579,354
 * Pentex-Schweizer Circuits, Ltd.                                      916,000            140,807
   Pertama Holdings, Ltd.                                               459,750             78,673
   Popular Holdings, Ltd.                                             1,129,000            294,706
 * Qian Hu Corp., Ltd.                                                  266,000            115,725
   Robinson & Co., Ltd.                                                 284,832          1,239,176
   Rotary Engineering, Ltd.                                           1,231,000            385,598
   SBS Transit, Ltd.                                                    857,000            621,404
   SMB United, Ltd.                                                   1,254,000            167,305
   SNP Corp., Ltd.                                                      288,995            219,606
 * SP Corp., Ltd.                                                       454,000             23,702
   San Teh, Ltd.                                                        838,406            221,283
   Sea View Hotel, Ltd.                                                  66,000            344,564
 * Seatown Corp., Ltd.                                                  101,000              1,758
 * Sembawang Kimtrans, Ltd.                                           1,295,000            146,483
 * Sin Soon Huat, Ltd.                                                1,307,000             68,234
   Sing Investments & Finance, Ltd.                                      94,500             82,774
 # Singapore Food Industries, Ltd.                                    1,446,000            620,702
   Singapore Reinsurance Corp., Ltd.                                  1,540,935            223,464
   Singapura Finance, Ltd.                                              139,250            107,431
 * Singatronics, Ltd.                                                   748,000            151,863
   Ssangyong Cement (Singapore), Ltd.                                   236,000            161,539
   Stamford Land Corp., Ltd.                                          3,229,000    $       458,899
   Straits Trading Co., Ltd.                                          1,117,200          1,172,985
 * Sunright, Ltd.                                                       378,000            130,464
   Superbowl Holdings, Ltd.                                             490,000             57,558
   Superior Metal Printing, Ltd.                                        490,500             73,977
 * TSM Resources, Ltd.                                                  688,000            153,650
*# TT International, Ltd.                                             1,094,000            218,937
 * Tiong Woon Corp. Holding, Ltd.                                       652,000            198,559
 * Transmarco, Ltd.                                                     106,500             60,233
 * Trek 2000 International, Ltd.                                        622,000            198,443
 * Tuan Sing Holdings, Ltd.                                           3,362,000            214,523
   UOB-Kay Hian Holdings, Ltd.                                        1,602,000            873,521
 * Ultro Technologies, Ltd.                                             530,000             61,488
 # Unisteel Technology, Ltd.                                            898,000            656,341
   United Engineers, Ltd.                                               632,666            590,858
   United Overseas Insurance, Ltd.                                      125,500            235,869
   United Pulp & Paper Co., Ltd.                                        354,000             80,085
   Vicom, Ltd.                                                          120,000             60,212
   WBL Corp., Ltd.                                                      510,000            875,679
   Wing Tai Holdings, Ltd.                                            2,332,000          1,068,657
 * Xpress Holdings, Ltd.                                              1,392,000             64,597
 * Yongnam Holdi                                                      1,004,000             23,296
                                                                                   ---------------
 TOTAL COMMON STOCKS
  (Cost $48,644,710)                                                                    45,150,959
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Singapore Dollars
     (Cost $248,027)                                                                       247,996
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          236,300              1,371
                                                                                   ---------------
TOTAL -- SINGAPORE
     (Cost $48,892,737)                                                                 45,400,326
                                                                                   ---------------
HONG KONG -- (25.2%)
COMMON STOCKS -- (25.2%)
   ABC Communications (Holdings),
     Ltd.                                                               930,000             35,924
   ALCO Holdings, Ltd.                                                  602,000            220,916
 * APT Satellite Holdings, Ltd.                                         354,000            107,116
   Aeon Credit Service (Asia) Co., Ltd.                                 522,000            312,542
 * Allied Group, Ltd.                                                 5,592,000            381,618
 * Allied Properties, Ltd.                                              802,600            284,195
 * Anex International Holdings, Ltd.                                    152,000              2,114
 * Applied China, Ltd.                                                1,036,250             18,547
 * Applied International Holdings, Ltd.                               1,243,000             19,526
   Arts Optical International Holdings,
     Ltd.                                                               468,000            146,131
   Asia Aluminum Holdings, Ltd.                                       2,460,000            478,297
 * Asia Commercial Holdings, Ltd.                                        72,800              1,781
   Asia Financial Holdings, Ltd.                                      1,976,908            442,916
 * Asia Logistics Technologies, Ltd.                                  2,214,000             12,828
 * Asia Standard International Group,
     Ltd.                                                             5,136,000            195,089
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                            10,420,000             18,784
   Associated International Hotels, Ltd.                                898,000            757,361
 * Automated Systems Holdings, Ltd.                                     234,000             49,112
 * Baltrans Holdings, Ltd.                                              376,000            145,243
 * Beijing Development (Hong Kong),
     Ltd.                                                               166,000             24,367

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Bossini International Holdings, Ltd.                                 228,750    $         9,720
   Bright International Group, Ltd.                                     302,000             42,774
   CCT Telecom Holdings, Ltd.                                           472,970             53,592
 * CEC International Holdings, Ltd.                                     210,000              4,732
 * CNT Group, Ltd.                                                    3,078,000             72,528
 * COSCO International Holdings, Ltd.                                 2,573,600            188,887
 * Capital Prosper, Ltd.                                                480,000              4,635
 * Capital Strategic Investment, Ltd.                                   122,000              2,136
 * Cash Financial Services Group, Ltd.                                   13,509                774
 * Casil Telecommunications
     Holdings, Ltd.                                                     428,000             21,217
 * Catic International Holdings, Ltd.                                 3,290,000             96,163
 * Celestial Asia Securities Holdings,
     Ltd.                                                               128,036              8,243
 * Central China Enterprises, Ltd.                                    2,104,000              5,418
 # Champion Technology Holdings, Ltd.                                   987,386            212,319
   Chen Hsong Holdings, Ltd.                                          1,515,000            970,490
 * Cheuk Nang (Holdings), Ltd.                                          112,501             19,266
 * Cheung Tai Hong Holdings, Ltd.                                       100,920              3,249
 * Chevalier Construction Holdings, Ltd.                                131,203              4,055
   Chevalier International Holdings, Ltd.                               431,143            219,282
 * Chevalier Itech Holdings, Ltd.                                       355,250             39,338
*# China Aerospace International
     Holdings, Ltd.                                                   2,430,000            175,218
 * China Bio-Medical Group Limited                                      415,000              4,970
 * China City Natural Gas Holdings, Ltd.                              5,800,000             31,366
 * China Digicontent Co., Ltd.                                        2,710,000              3,489
 * China Everbright International, Ltd.                               3,185,000            127,132
 * China Everbright Technology, Ltd.                                  3,244,000            131,576
 * China Gas Holdings, Ltd.                                           1,514,000            157,905
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,909,000            125,361
 * China Investments Holdings, Ltd.                                     210,000              4,543
 * China Motion Telecom International,
     Ltd.                                                               257,000             21,840
   China Motor Bus Co., Ltd.                                             74,000            466,888
 * China Nan Feng Group, Ltd.                                            96,000                136
   China Online (Bermuda), Ltd.                                         423,200             55,037
   China Rare Earth Holdings, Ltd.                                      700,000            101,850
 # China Resources Land, Ltd.                                         1,878,000            261,159
   China Resources Logic, Ltd.                                        3,272,000            341,259
 * China Rich Holdings, Ltd.                                          3,380,000             31,335
 * China Sci-Tech Holdings, Ltd.                                      2,786,000              5,740
 * China Star Entertainment, Ltd.                                        50,292              7,317
 * China Strategic Holdings, Ltd.                                       376,000              8,182
   Chinney Investments, Ltd.                                          1,144,000             61,867
   Chow Sang Sang Holdings
     International, Ltd.                                                721,400            218,288
   Chuangs China Investments, Ltd.                                    1,347,000             57,236
 * Chuang's Consortium International,
     Ltd.                                                             1,858,884             76,593
   Chun Wo Holdings, Ltd.                                             1,671,917             92,570
 * Chung Tai Printing Holdings, Ltd.                                    268,000             48,656
   City e Solutions, Ltd.                                               186,000             22,034
*# City Telecom (H.K.), Ltd.                                            754,000            308,248
 * Climax International Co., Ltd.                                       296,000                991
 * Coastal Greenland, Ltd.                                              300,000              6,335
 * Compass Pacific Holdings, Ltd.                                       624,000             14,462
 * Computer & Technologies Holdings,
     Ltd.                                                               220,000             51,273
   Continental Holdings, Ltd.                                            98,825              8,907
 * Continental Mariner Investment Co.,
     Ltd.                                                             1,328,000    $       196,644
 # Coslight Technology International
     Group, Ltd.                                                        466,000            217,510
 * Cosmos Machinery Enterprises, Ltd.                                 1,024,000             48,785
 * Crocodile Garments, Ltd.                                           1,539,000             59,449
   Cross Harbour Tunnel Co., Ltd.                                       377,148            194,248
 * Culturecom Holdings, Ltd.                                          3,767,000            133,387
 * DVN Holdings, Ltd.                                                   292,490             31,259
 * Dan Form Holdings Co., Ltd.                                        2,386,600             61,460
   Daqing Petroleum &
     Chemical Group, Ltd.                                               735,000             59,623
   Dickson Concepts International, Ltd.                                 320,000            193,657
 # Digital China Holdings, Ltd.                                         639,000            228,323
 * Dynamic Global Holdings, Ltd.                                      1,446,000             17,129
   Dynamic Holdings, Ltd.                                               244,000             38,330
 * Easyknit International Holdings, Ltd.                                282,860              3,861
 * Eforce Holdings, Ltd.                                              2,620,000            126,508
   Egana Jewelry and Pearls                                             331,789            102,532
 # Eganagoldfeil Holdings Ltd.                                        2,017,235            410,392
   Elec & Eltek International
     Holdings, Ltd.                                                   3,078,790            606,536
 * Emperor International Holdings, Ltd.                                  64,436             19,912
 * Extrawell Pharmaceutical
     Holdings, Ltd.                                                   3,220,000            102,409
 * Ezcom Holdings, Ltd.                                                  72,576              3,224
 * Fairwood Holdings, Ltd.                                               42,600              6,802
   Far East Consortium International,
     Ltd.                                                             1,672,000            215,289
 * Far East Hotels & Entertainment, Ltd.                              1,853,000             81,122
   Far East Pharmaceutical Technology
     Co., Ltd.                                                        2,560,000            303,259
   First Sign International Holdings, Ltd.                            1,050,000             51,376
 * Forefront International Holdings, Ltd.                               658,000            201,222
 * Foundation Group, Ltd.                                                83,800              2,913
 * Founder Holdings, Ltd.                                             1,374,000            150,380
   Four Seas Frozen Food Holdings, Ltd.                                 347,184             40,680
   Four Seas Mercantile Holdings, Ltd.                                  592,000            207,718
 * Fujian Group, Ltd.                                                 2,378,000             25,108
 * Fushan Holdings, Ltd.                                              2,566,000             89,208
   GZI Transport, Ltd.                                                  850,000            257,201
 * GeoMaxima Energy Holdings, Ltd.                                    5,810,000            115,208
   Global China Group Holdings, Ltd.                                  2,288,000            185,602
   Global Green Tech Group, Ltd.                                      1,012,000            174,611
*# Global Tech (Holdings), Ltd.                                       5,612,000             67,925
   Glorious Sun Enterprises, Ltd.                                     1,066,000            377,464
   Gold Peak Industries (Holdings), Ltd.                              1,059,250            330,747
 * Goldbond Group Holdings, Ltd. New                                     99,900              2,573
   Golden Resources Development
     International, Ltd.                                              1,456,500             65,639
 * Gold-Face Holdings, Ltd.                                           2,003,600            139,312
   Goldlion Holdings, Ltd.                                            1,438,000            120,353
   Golik Holdings, Ltd.                                                 930,500             73,086
   Good Fellow Group, Ltd.                                            3,488,000            190,876
 * Gorient Holdings, Ltd.                                                73,700                209
 * Great Wall Cybertech, Ltd.                                        15,795,170             20,338
   Group Sense (International), Ltd.                                  2,062,000            297,366
   Guangdong Brewery Holdings, Ltd.                                   1,742,000            430,660
 * Guangnan Holdings, Ltd.                                           11,246,000            241,824
 * HKR International, Ltd.                                            1,884,860            600,675
 * Hang Fung Gold Technology, Ltd.                                      458,000             80,203
   Hang Ten Group Holdings, Ltd.                                        585,039              1,281

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hanny Holdings, Ltd.                                                 136,658    $        34,313
 * Hansom Eastern Holdings, Ltd.                                      3,473,235             36,225
   Harbour Centre Development, Ltd.                                     517,000            532,557
   Henderson China Holdings, Ltd.                                       815,000            396,150
 * Heng Fung Holdings, Ltd.                                              42,000             34,611
   High Fashion International, Ltd.                                     268,000             39,684
 * Hon Kwok Land Investment Co., Ltd.                                   572,535             94,362
   Hong Kong Catering Management,
     Ltd.                                                               512,000             48,785
 * Hong Kong Construction Holdings,
     Ltd.                                                               970,000             61,200
   Hong Kong Ferry (Holdings) Co., Ltd.                                 671,300            674,212
 * Hong Kong Parkview Group, Ltd.                                     1,130,000             72,750
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                                   1,834,000             86,194
   Hongkong Chinese, Ltd.                                             1,682,000            223,074
 * Hop Hing Holdings, Ltd.                                              660,265             29,756
   Hopson Development Holdings, Ltd.                                    936,000            154,266
 * Hsin Chong Construction Group, Ltd.                                1,569,658             66,697
 * Hualing Holdings, Ltd.                                             1,344,000             59,704
 * Hudson Holdings, Ltd.                                                256,000              4,615
 * Hycomm Wireless, Ltd.                                              1,383,000             15,849
 * I-China Holdings, Ltd.                                               854,000              3,409
   IDT International, Ltd.                                            4,028,486            606,894
 * IMI Global Holdings, Ltd.                                             91,600             20,758
 * ITC Corp., Ltd.                                                      466,157             23,409
 * Innomaxx Biotechnology Group, Ltd.                                 1,794,000            102,794
 * Interchina Holdings Co., Ltd.                                      2,640,000            186,961
 * Inworld Group, Ltd.                                                    2,036                 12
   K Wah International Holdings, Ltd.                                 3,009,831            430,180
   K. Wah Construction Materials, Ltd.                                2,404,949            185,799
 * KPI Co., Ltd.                                                        264,000              4,453
   KTP Holdings, Ltd.                                                   180,400             25,551
 * Kader Holdings Co., Ltd.                                             545,600             11,662
   Karrie International Holdings, Ltd.                                  488,000            152,376
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               858,600             90,655
   Kee-Shing Holdings Co., Ltd.                                         886,000             54,189
   Kin Yat Hldgs                                                        304,000             59,889
 * King Fook Holdings, Ltd.                                           1,000,000             79,832
 * King Pacific International Holdings,
     Ltd.                                                             1,404,200             22,058
 # Kingmaker Footwear Holdings, Ltd.                                  1,058,750            456,692
 * Kong Sun Holdings, Ltd.                                            2,198,000              6,792
   Kowloon Development Co., Ltd.                                        604,000            443,299
 * Kwong Sang Hong International, Ltd.                                1,434,000             77,550
   Kwoon Chung Bus Holdings, Ltd.                                       556,000             84,478
 * Lai Sun Development Co., Ltd.                                      2,970,000             42,449
 * Lai Sun Garment (International), Ltd.                              2,325,000             58,377
 * Lam Soon (Hong Kong), Ltd.                                           302,310            104,127
 * Le Saunda Holdings, Ltd.                                             236,000              7,020
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                                        2,310,000              2,974
 * Leaptek, Ltd.                                                        193,000                994
   Lerado Group (Holding) Co., Ltd.                                     580,000            113,516
 * LifeTec Group, Ltd.                                                1,383,000             16,561
 * Lippo, Ltd.                                                        1,074,760            164,681
   Liu Chong Hing Investment, Ltd.                                      635,200            445,751
   Luks Industrial Group, Ltd.                                          645,555            101,409
   Lung Kee (Bermuda) Holdings, Ltd.                                    857,500            449,932
 * Mae Holdings, Ltd.                                                 2,220,000              5,431
 * Magnificent Estates, Ltd.                                          2,368,000             13,721
 * Magnum International Holdings, Ltd.                                  300,000    $         3,283
   Mainland Headwear Holdings, Ltd.                                     226,000             75,660
 * Mansion House Group, Ltd.                                            600,000             23,177
 * Matrix Holdings, Ltd.                                                402,000             96,277
 * Mei Ah Entertainment Group, Ltd.                                   1,142,000             36,026
   Melbourne Enterprises, Ltd.                                           45,500            176,931
   Midland Realty (Holding), Ltd.                                       860,000            189,356
 * Millennium Group, Ltd.                                               928,000             21,508
 * Min Xin Holdings, Ltd.                                               753,200            116,380
 * Morning Star Resources, Ltd.                                       1,845,000             15,917
   Moulin International Holdings, Ltd.                                  699,274            549,240
   Nanyang Holdings, Ltd.                                               137,500            123,933
 * National Electronics Holdings, Ltd.                                2,156,000             69,402
 * New China Merchants Dichain                                        3,520,000             63,907
   New Island Printing Holdings, Ltd.                                   176,000             14,957
 * New World China Land, Ltd.                                           702,800            157,459
 * New World Cyberbase, Ltd.                                             25,220                130
*# New World Infrastructure, Ltd.                                     1,065,400            181,081
 * Newocean Green Energy Holdings,
     Ltd.                                                             3,931,200             65,298
 # Ngai Lik Industrial Holdings, Ltd.                                 1,556,000            651,146
 * Onfem Holdings, Ltd.                                               1,266,000             81,506
   Orient Power Holdings, Ltd.                                          360,000             50,989
 * Oriental Metals Holdings Co., Ltd.                                 1,237,800             47,814
   Oriental Watch Holdings, Ltd.                                        134,000             28,814
   Pacific Andes International Holdings,
     Ltd.                                                               888,000            160,076
   Pacific Century Insurance Holdings,
     Ltd.                                                             1,026,000            396,327
 * Pacific Plywood Holdings, Ltd.                                     4,430,000             11,408
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               520,000             48,208
   Peace Mark Holdings, Ltd.                                          1,105,315            142,322
   Pegasus International Holdings, Ltd.                                 226,000             31,719
   Perfectech International Holdings, Ltd.                              571,450             49,299
   Pico Far East Holdings, Ltd.                                       1,190,000             62,056
   Playmates Holdings, Ltd.                                           1,585,000            334,702
   Pokfulam Development Co., Ltd.                                       234,000             61,767
 * Poly Investments Holdings, Ltd.                                    2,670,000             56,726
   Prime Success International Group,
     Ltd.                                                               768,000             30,161
 # Proview International Holdings, Ltd.                                 944,000            249,179
*# QPL International Holdings, Ltd.                                   1,191,000            467,732
   Quality Healthcare Asia, Ltd.                                      1,338,000             38,591
 * Rainbow International Holdings, Ltd.                                   2,036                 20
   Raymond Industrial, Ltd.                                             605,400            189,034
 * Regal Hotels International Holdings,
     Ltd.                                                             9,400,000            160,977
 * Rexcapital International Holdings, Ltd.                            1,272,905             27,863
 * Riche Multi-Media Holdings, Ltd.                                     706,000            268,171
 * Rivera Holdings, Ltd.                                              3,620,000            107,673
 * Riverhill Holdings, Ltd.                                               2,036                 28
   Road King Infrastructure, Ltd.                                       449,000            323,757
   Roadshow Holdings, Ltd.                                            1,456,000            194,975
   S.A.S.Dragon Holdings, Ltd.                                        1,696,000            163,784
   SA SA International Holdings, Ltd.                                 1,614,000            363,686
 * SEEC Media Group, Ltd.                                             1,692,000             93,682
   SNP Leefung Holdings, Ltd.                                           144,000             24,104
   Safety Godown Co., Ltd.                                              408,000            147,097
   Saint Honore Holdings, Ltd.                                          128,000             16,811
   San Miguel Brewery Hong Kong, Ltd.                                   612,800            153,076
   Sea Holdings, Ltd.                                                   832,000            176,763

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Seapower Resources International,
     Ltd.                                                             2,528,000    $         8,789
   Shanghai Allied Cement, Ltd.                                         356,080             25,217
 * Shanghai Century Holdings, Ltd.                                    5,242,000            127,569
 * Shanghai Land Holdings, Ltd.                                       1,464,000             65,035
   Shanghai Real Estates, Ltd.                                        1,692,000            124,183
   Shaw Brothers Hong Kong, Ltd.                                        237,000            262,441
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                               553,792            136,909
   Shenyin Wanguo (Hong Kong), Ltd.                                     847,500            102,578
 * Shenzhen International Holdings, Ltd.                              6,187,500            258,931
   Shougang Concord Century
     Holdings, Ltd.                                                   1,292,000            187,986
 * Shougang Concord Grand (Group),
     Ltd.                                                             1,701,000            135,794
 * Shougang Concord International
   Enterprises Co., Ltd.                                              4,166,000            219,932
 * Shougang Concord Technology
   Holdings, Ltd.                                                     1,647,914            227,041
 * Shui On Construction & Materials, Ltd.                               282,000            397,602
 * Shun Ho Resources Holdings, Ltd.                                     483,000             14,864
 * Shun Ho Technology Holdings, Ltd.                                  1,037,452             29,388
   Silver Grant International Industries,
     Ltd.                                                             2,087,000            228,416
 * Sincere Co., Ltd.                                                    505,500             18,550
   Singamas Container Holdings, Ltd.                                    838,000            445,096
 * Sinocan Holdings, Ltd.                                               350,000              1,758
 * Sino-i Technology, Ltd.                                           19,383,158            509,143
   Sinolink Worldwide Holdings, Ltd.                                  2,314,000            274,117
   Sinopec Kantons Holdings, Ltd.                                     1,296,000            185,231
 * Skynet (International Group) Holdings,
     Ltd.                                                               244,240                314
 * Softbank Investment International
     (Strategic), Ltd.                                                1,434,000             16,618
 * Solartech New Shares                                                  49,600              3,640
 * South China Brokerage Co., Ltd.                                    4,872,000             28,230
 * South China Industries, Ltd.                                       1,124,000             30,393
   Southeast Asia Properties &
     Finance, Ltd.                                                      263,538             39,363
   Starlight International Holdings,
     Ltd. (New)                                                       1,311,292            209,366
   Starlite Holdings, Ltd.                                              336,000             35,909
 * Stelux Holdings International, Ltd.                                1,307,702             45,463
 * Styland Holdings, Ltd.                                               101,808                328
   Sun Hing Vision Group Holdings, Ltd.                                 206,000             78,911
   Sun Hung Kai & Co., Ltd.                                           2,048,600            458,978
 * Sun Innovation Holdings, Ltd.                                      1,420,360              2,926
 * Sun Media Group Holdings, Ltd.                                     9,814,000             37,910
 * Sunday Communications, Ltd.                                        4,441,000            174,408
 # Sunway International Holdings, Ltd.                                  866,000             40,700
 * Suwa International Holdings, Ltd.                                  1,062,000             42,391
 * TCC International Holdings, Ltd.                                     678,000            104,760
 * Tack Hsin Holdings, Ltd.                                             542,000             10,468
   Tai Cheung Holdings, Ltd.                                          1,013,000            319,566
   Tai Fook Securities Group, Ltd.                                      590,000             74,450
   Tai Sang Land Development, Ltd.                                      471,984            120,331
   Tak Sing Alliance Holdings, Ltd.                                   2,909,865            104,910
 # Tan Chong International, Ltd.                                        666,000            124,345
 * Termbray Industries International
     (Holdings), Ltd.                                                 2,304,900            118,713
   Tern Properties Co., Ltd.                                             61,200             12,214
 * The Sun's Group, Ltd.                                             17,004,000             21,895
 * Tian An China Investments Co., Ltd.                                9,795,750    $       237,127
   Tian Teck Land, Ltd.                                               1,098,000            328,708
 # Tianjin Development Holdings, Ltd.                                   846,000            400,325
 * Titan (Holdings), Ltd.                                             4,900,000            201,898
 * Tomorrow International Holdings,
     Ltd. New                                                           165,000             20,821
 # Top Form International, Ltd.                                       1,586,000            238,932
   Tristate Holdings, Ltd.                                              138,000             32,873
   Truly International Holdings, Ltd.                                 1,014,000            940,060
   Tungtex (Holdings) Co., Ltd.                                         788,000            306,928
 * Tysan Holdings, Ltd.                                               1,040,773             23,050
 * U-Cyber Technology Holdings, Ltd.                                    432,800             10,644
   U-Right International Holdings, Ltd.                                 896,000             48,455
   USI Holdings, Ltd.                                                   928,999            101,676
 * United Power Investment, Ltd.                                      1,664,000             28,925
 * Universal Holdings Ltd.                                            2,770,000             11,413
 * Universe International Holdings, Ltd.                                573,339             13,879
   Van Shung Chong Holdings, Ltd.                                       359,335             84,209
 * Vanda Systems & Communications
     Holdings, Ltd.                                                   1,920,000            212,611
 # Varitronix International, Ltd.                                       276,344            291,776
   Veeko International Holdings, Ltd.                                 1,420,000             32,546
   Victory City International Holdings, Ltd.                            509,613            231,305
   Vitasoy International Holdings, Ltd.                               1,033,000            264,691
 * Wah Ha Realty Co., Ltd.                                              278,600             47,352
 * Wah Nam International                                                 38,696              1,246
   Wai Kee Holdings, Ltd.                                             1,265,738            161,348
 * Wang ON Group Ltd New                                                 46,440              5,083
   Wellnet Holdings, Ltd.                                             2,059,200            159,087
 * Winfoong International, Ltd.                                       1,210,000             26,019
   Wing On Co. International, Ltd.                                      565,000            451,051
   Wing Shan International, Ltd.                                        896,000             49,032
 * Winsan China Investment Group, Ltd.                                1,296,000             10,847
   Wong's International (Holdings), Ltd.                                400,641             60,357
 * Wonson International Holdings, Ltd.                                4,040,000             12,485
   World Houseware (Holdings), Ltd.                                     605,700             25,737
 * Xinao Gas Holdings, Ltd.                                           1,094,000            584,589
   Y. T. Realty Group, Ltd.                                             965,000             55,915
   YGM Trading, Ltd.                                                    228,000            130,641
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                                          405,000             85,523
 * Yanion International Holdings, Ltd.                                  118,000              6,229
 * Yaohan International Holdings, Ltd.                                  974,000                  0
 * Yau Lee Holdings, Ltd.                                               534,000             18,565
 * Yip's Chemical Holdings, Ltd.                                        372,000             87,177
 * Yugang International, Ltd.                                        11,916,000             90,525
 * Yunnan Enterprises Holdings, Ltd.                                    240,000             14,524
 * Zhu Kuan Development Co., Ltd.                                       646,000             28,281
 * e-New Media Co., Ltd.                                                320,000             10,054
 * eSun Holdings, Ltd.                                                  653,600             19,777
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $65,181,292)                                                                    43,828,366
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Allied Properties, Ltd. Warrants
     12/06/04                                                            80,260                  0
 * Applied China, Ltd. Warrants 04/30/04                                207,250                267
 * Climax International Co., Ltd.
     Warrants 02/08/04                                                   11,200                 14
 * Goldbond Group Holdings, Ltd.
     Rights 12/15/03                                                    399,600              5,145
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
TOTAL RIGHTS/WARRANTS
  (Cost $100,548)                                                                  $         5,426
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $2,086)                                                                           2,086
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $65,283,926)                                                                    43,835,878
                                                                                   ---------------
NEW ZEALAND -- (9.3%)
COMMON STOCKS -- (9.3%)
 * AFFCO Holdings, Ltd.                                               1,640,950            241,168
   CDL Hotels NZ, Ltd.                                                1,243,344            317,796
   CDL Investments NZ, Ltd.                                             286,445             53,081
   Cavalier Corp., Ltd.                                                 249,212            883,810
   Colonial Motor Co., Ltd.                                              93,695            170,032
 * Cue Energy Resources NL                                              452,354             16,476
   DB Breweries, Ltd.                                                   312,589          1,557,991
   Ebos Group, Ltd.                                                      82,808            169,324
 * Evergreen Forests, Ltd.                                              323,301             92,964
 * Fletcher Challenge Forests, Ltd.                                     475,200            397,781
   Hallenstein Glassons Holdings, Ltd.                                  206,438            397,057
   Hellaby Holdings, Ltd.                                               179,079            550,410
   Horizon Energy Distribution, Ltd.                                     40,420             92,465
 * Kingsgate International Corp., Ltd.                                  479,679             73,563
 * Met Lifecare, Ltd.                                                   234,168            329,190
 # Michael Hill International, Ltd.                                     137,246            403,417
 * New Zealand Oil & Gas, Ltd.                                          420,122             96,644
   New Zealand Refining Co., Ltd.                                        72,719            760,200
   Northland Port Corp. (New Zealand),
     Ltd.                                                               219,997            411,890
   Nuplex Industries, Ltd.                                              229,674            610,523
 * Pacific Retail Group, Ltd.                                           194,156            303,958
   Port of Tauranga, Ltd.                                               541,952          1,423,310
   Powerco, Ltd.                                                        728,453            837,859
 * Provenco Group, Ltd.                                                 281,600             79,174
   Pyne Gould Guinness, Ltd.                                            146,734            117,203
   Restaurant Brand New Zealand, Ltd.                                   369,175            261,850
 * Richina Pacific, Ltd.                                                274,644             59,669
 * Rubicon, Ltd.                                                        395,021            194,360
 * Ryman Healthcare Group, Ltd.                                         300,000            406,400
   Sanford, Ltd.                                                        340,412          1,161,563
   Scott Technology, Ltd.                                                54,083            115,772
 * Seafresh Fisheries                                                    80,520              1,441
 * Sky City Leisure, Ltd.                                                15,236             10,904
   South Port New Zealand, Ltd.                                          30,744             28,486
   Steel & Tube Holdings, Ltd.                                          303,825            722,210
 * Tasman Farms                                                         157,056                  0
   Taylors Group, Ltd.                                                   29,646             42,244
   Tourism Holdings, Ltd.                                               278,652            254,621
 * Trans Tasman Properties, Ltd.                                      1,921,308            441,973
*# Tranz Rail Holdings, Ltd.                                            674,271            641,974
   Waste Management NZ, Ltd.                                            349,572            862,225
   Williams & Kettle, Ltd.                                               38,372            118,674
   Wrightson, Ltd.                                                      478,020            415,415
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $12,215,156)                                                                    16,127,067
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $17,682)                                                                         17,615
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $12,232,838)                                                               $    16,144,682
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.
     (Cost $0)                                                            7,260                  0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                              10,000              3,395
 * Promet Berhad                                                      1,143,000             87,229
 * RNC Corp. Berhad                                                      33,000              3,561
 * Rekapacific Berhad                                                   473,000                  0
 * Saship Holdings Berhad                                               223,520             52,351
 * Versatile Creative Berhad                                              3,000              6,947
 * Wing Tiek Holdings Berhad                                             95,800             22,437
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,766)                                                                        175,920
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Versatile Creative Rights Pay
     Date Open
     (Cost $0)                                                            6,000                  0
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $1,278,766)                                                                        175,920
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Sansui Electric Co., Ltd.
     (Cost $25,906)                                                     252,000             50,621
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (11.3%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $2,785,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $2,805,888) to be repurchased
    at $2,764,189 (Cost $2,764,000)                             $         2,764          2,764,000
  Repurchase agreements in a Pooled
    Cash Account, Mizuho Securities
    USA, 1.05%, 12/01/03 (Collateralized
    by $17,176,000 U.S. Treasury
    Obligations, rates ranging from
    2.625% to 4.25%, maturities ranging
    from 11/15/06 to 11/15/13, valued
    at $16,983,984) to be repurchased
    at  $16,985,470
    (Cost $16,983,984)@                                                  16,984         16,983,984
                                                                                   ---------------
TOTAL TEMPORARY
  CASH INVESTMENTS
  (Cost $19,747,984)                                                                    19,747,984
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,618,906)++                                                            $   174,032,722
                                                                                   ===============

 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $189,625,204.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (98.0%)
COMMON STOCKS -- (96.7%)
   4imprint P.L.C.                                                       50,375    $        72,776
   600 Group P.L.C.                                                     100,910            105,433
   AEA Technology P.L.C.                                                 31,245            137,567
   AGA Food Service Group P.L.C.                                         76,000            306,515
   AIM Group P.L.C.                                                      32,063             51,008
 * API Group P.L.C.                                                      51,500             62,887
   Abacus Group P.L.C.                                                   75,000            303,127
   Abbeycrest P.L.C.                                                     42,590             49,443
   Abbot Group P.L.C.                                                   103,595            302,889
   Aberdeen Asset Management P.L.C.                                     100,000            141,029
 * Aberdeen Asset Management P.L.C.                                     125,050            161,302
   Acal P.L.C.                                                           13,671            112,271
 * Acambis P.L.C.                                                        61,000            323,653
 * Adam & Harvey Group P.L.C.                                            10,500                361
 * Advanced Medical Solutions P.L.C.                                     29,802              4,997
 * Advanced Power Components,
     Ltd.                                                                47,871             15,026
   Aggreko P.L.C.                                                       158,000            379,076
 * Airflow Streamlines P.L.C.                                            20,500             20,097
   Airsprung Furniture Group P.L.C.                                      58,000             69,827
   Alba P.L.C.                                                          105,025          1,106,353
   Alexandra P.L.C.                                                      86,243            128,303
   Alexon Group P.L.C.                                                  116,632            586,731
   Alpha Airports Group P.L.C.                                          392,541            509,715
   Alphameric P.L.C.                                                    172,688            259,876
   Alumasc Group P.L.C.                                                 100,245            274,129
   Alvis P.L.C.                                                         191,010            584,751
   Amberley Group P.L.C.                                                200,000             26,658
   Amstrad P.L.C.                                                       149,652            343,605
 * Anglesey Mining P.L.C.                                                55,000              2,483
   Anglo Eastern Plantations P.L.C.                                      57,166            145,019
 * Anite Group P.L.C.                                                   250,000            211,759
 * Antisoma P.L.C.                                                      163,333            110,258
 * Applied Optical Technologies P.L.C.                                   75,383             34,681
 * Arena Leisure P.L.C.                                                 350,516            244,151
 * Argonaut Games, Ltd.                                                 100,000             12,039
   Arla Foods UK P.L.C.                                                 742,432            549,061
 * Arm Holdings P.L.C.                                                  127,000            262,108
   Arriva P.L.C.                                                         37,770            249,769
   Ashtenne Holdings P.L.C.                                              50,000            261,850
   Atkins Ws P.L.C.                                                      63,000            475,664
   Austin Reed Group P.L.C.                                              68,999            166,137
   Autologic Holdings P.L.C.                                             17,489             96,252
   Avesco P.L.C.                                                         29,998             72,488
   Aveva Group P.L.C.                                                    10,000             81,436
   Avis Europe P.L.C.                                                   362,720            673,737
   Avon Rubber P.L.C.                                                    25,041             94,963
 * Axis-Shield P.L.C.                                                    58,284            164,395
   Axon Group P.L.C.                                                     19,756             45,870
 * BNB Resources P.L.C.                                                  49,000             19,172
   BPP Holdings P.L.C.                                                  106,500            523,855
   BSS Group P.L.C.                                                      47,905            463,445
 * BTG P.L.C.                                                            51,000            171,041
   BWD Securities P.L.C.                                                 10,951             91,346
   Babcock International Group P.L.C.                                   310,464            688,805
   Baggeridge Brick P.L.C.                                               98,000            225,853
 * Bailey (C.H.) P.L.C.                                                 109,500    $        12,712
 * Bailey (C.H.) P.L.C. Class B                                          10,000              4,902
   Barr (A.G.) P.L.C.                                                    43,000            441,877
   Beattie (James) P.L.C.                                               132,247            295,682
   Bellway P.L.C.                                                        93,000          1,087,645
   Ben Bailey P.L.C.                                                     26,000            152,484
   Benchmark Group P.L.C.                                                36,513            152,598
   Bespak P.L.C.                                                         55,918            420,751
 * Biocompatibles International P.L.C.                                   12,430             35,915
   Biotrace International P.L.C.                                         75,000            179,941
   Birse Group P.L.C.                                                   421,901            110,656
   Black Arrow Group P.L.C.                                              56,500             60,247
   Blacks Leisure Group P.L.C.                                           60,959            359,082
 * Blagden Industries P.L.C.                                            131,092                  0
   Blick P.L.C.                                                          68,555            275,899
   Bloomsbury Publishing P.L.C.                                          62,525            281,203
   Body Shop International P.L.C.                                       194,000            407,058
   Bodycote International P.L.C.                                        159,058            456,843
 * Boosey & Hawkes P.L.C.                                                35,500            131,269
   Boot (Henry) P.L.C.                                                   47,000            270,793
   Bovis Homes Group P.L.C.                                              72,000            539,282
 * Bradstock Group P.L.C.                                                 5,200              3,935
   Brammer (H.) P.L.C.                                                  119,123            323,704
   Brewin Dolphin Holdings P.L.C.                                       219,762            326,937
   Bristol Water Holdings P.L.C.                                         60,000            300,805
 * Britannic P.L.C.                                                     121,800            557,217
   British Polythene Industries P.L.C.                                   56,740            291,780
   British Vita P.L.C.                                                  125,600            561,640
   Brixton P.L.C.                                                       151,200            652,711
 * Brown & Jackson P.L.C.                                               296,819            484,965
   Brown (N) Group P.L.C.                                               173,480            325,215
   Burndene Investments P.L.C.                                          175,001            230,249
   Burtonwood Brewery P.L.C.                                             38,000            216,325
   Business Post Group P.L.C.                                            56,000            482,526
   CD Bramall P.L.C.                                                     68,166            524,633
 * CLS Holdings P.L.C.                                                  122,907            573,907
   CML Microsystems P.L.C.                                               28,361            129,991
   Caffyns P.L.C.                                                         6,000             60,883
 * Cairn Energy P.L.C.                                                   92,636            632,507
 * Cammell Laird Holdings P.L.C.                                        256,158             26,434
   Capital & Regional P.L.C.                                             26,432            176,383
   Capital Radio P.L.C.                                                  48,810            393,710
   Carclo P.L.C.                                                        100,463             67,385
   Care UK P.L.C.                                                        64,835            292,708
   Carillion P.L.C.                                                     125,317            302,818
 * Carlisle Holdings, Ltd.                                                8,709             51,675
   Carpetright P.L.C.                                                   102,500          1,323,911
   Carr's Milling Industries P.L.C.                                      19,000            100,973
   Castings P.L.C.                                                       79,000            244,565
 * Cenes Pharmaceuticals P.L.C.                                         298,612             44,938
   Chamberlin & Hill P.L.C.                                              18,000             53,402
   Chapelthorpe P.L.C.                                                  617,618            172,611
   Charles Taylor Consulting P.L.C.                                      66,743            324,853
 * Charter P.L.C.                                                        88,743            158,731
 * Che Group P.L.C.                                                      51,533             34,566
   Chelsfield P.L.C.                                                     53,402            290,228
   Chemring Group P.L.C.                                                 49,000            322,346
 * Chime Communications P.L.C.                                           71,838             40,154

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Chloride Group P.L.C.                                                485,500    $       413,323
   Christie Group P.L.C.                                                 53,263             61,834
   Chrysalis Group P.L.C.                                               268,082            987,833
   Churchill China P.L.C.                                                30,000             93,389
   City Centre Restaurants P.L.C.                                       174,871            221,807
   Clarkson (Horace) P.L.C.                                              44,733            326,204
 * Clinical Computing P.L.C.                                             46,666             34,110
   Clinton Cards P.L.C.                                                 433,380            682,001
   Colefax Group P.L.C.                                                  60,000             87,713
   Collins Stewart Tullett P.L.C.                                        31,538            244,085
 * Colt Telecom Group P.L.C.                                            257,000            432,061
   Communisis P.L.C.                                                    237,134            373,173
   Compel Group P.L.C.                                                    5,000              6,321
   Computacenter P.L.C.                                                  51,000            413,568
 * Cookson Group P.L.C.                                               1,172,068            735,768
   Coral Products P.L.C.                                                 50,000             47,726
 * Corporate Services Group P.L.C.                                      246,600             45,063
   Cosalt P.L.C.                                                         30,700            193,512
   Countryside Property P.L.C.                                           94,086            292,886
   Countrywide Assured Group P.L.C.                                     202,374            491,630
   Courts P.L.C.                                                        110,722            521,771
 * Cox Insurance Holdings P.L.C.                                        244,666            313,491
   Cranswick P.L.C.                                                      19,532            104,976
   Crest Nicholson P.L.C.                                               267,250          1,374,308
   Creston P.L.C.                                                         6,250             12,308
   Croda International P.L.C.                                            79,635            362,948
   Cropper (James) P.L.C.                                                22,000             62,431
 * Culver Holdings P.L.C.                                                   338                 90
 * DCS Group P.L.C.                                                      10,000              2,365
   DFS Furniture Co. P.L.C.                                              66,300            431,023
   DTZ Holdings P.L.C.                                                  114,500            243,202
   Daejan Holdings P.L.C.                                                25,000            809,413
   Dairy Crest Group P.L.C.                                              76,000            612,376
 * Dana Petroleum P.L.C.                                                 33,333            128,702
 * Danka Business Systems P.L.C.                                         15,000             11,609
   Dart Group P.L.C.                                                     74,000            164,179
   Davis Service Group P.L.C.                                            80,878            497,976
 * Dawson International P.L.C.                                          100,688             22,512
   De la Rue P.L.C.                                                     112,000            556,687
   DeVere Group P.L.C.                                                   69,600            466,841
   Dechra Pharmaceiticals P.L.C.                                         50,000            107,062
   Delta P.L.C.                                                         200,000            283,778
   Deltron Electronics P.L.C.                                             8,621              9,119
 * Deltron Electronics P.L.C
     (Rfd Issue Line)                                                       718                759
 * Densitron International P.L.C.                                        74,175             23,282
   Derwent Valley Holdings P.L.C.                                        90,000          1,157,815
   Development Securities P.L.C.                                         50,000            306,137
   Devro P.L.C.                                                         180,143            281,938
   Dewhurst P.L.C.                                                        9,000             17,801
   Dewhurst P.L.C. Class A Non-Voting                                    15,500             25,458
   Diagonal P.L.C.                                                       34,200             27,939
 * Dickinson Legg Group P.L.C.                                           11,935              6,620
   Dicom Group P.L.C.                                                    30,000            372,781
 * Dimension Data Holdings P.L.C.                                       832,000            529,444
   Diploma P.L.C.                                                        22,648            176,840
   Domestic & General Group P.L.C.                                       17,223            159,214
   Domino Printing Sciences P.L.C.                                      355,935          1,049,857
   Domnick Hunter Group P.L.C.                                           30,000            210,254
 * Dowding & Mills P.L.C.                                               336,440             56,417
   Dyson Group P.L.C.                                                    42,750            197,781
   East Surrey Holdings P.L.C.                                           36,800    $       192,405
 * Easynet Group P.L.C.                                                  75,000            154,788
 * Ebookers P.L.C.                                                       37,800            281,823
 * Eidos P.L.C.                                                          55,300            137,194
   Eldridge Pope & Co. P.L.C.                                            25,000             72,449
   Eleco P.L.C.                                                         104,685             57,614
   Electronic Data Processing P.L.C.                                     55,200             67,880
 * Emess P.L.C.                                                         288,250             50,195
   Ennstone P.L.C.                                                      295,323            198,087
 * Enodis P.L.C.                                                        275,329            404,868
   Eurocopy P.L.C.                                                       41,051             25,770
 * Eurodis Electron P.L.C.                                              188,125             47,724
   Euromoney Institutional Investors
     P.L.C.                                                              65,000            428,161
   European Colour P.L.C.                                                82,090             24,707
   European Motor Holdings P.L.C.                                       118,325            349,008
 * European Telecom P.L.C.                                                7,000                361
 * Evans of Leeds Contingent Units
     P.L.C.                                                              80,000                  0
   Expro International Group P.L.C.                                      54,966            224,519
 * FII Group P.L.C.                                                      41,166              4,779
   FKI P.L.C.                                                           360,000            681,068
   Fenner P.L.C.                                                         92,146            141,046
 * Ferguson International Holdings
     P.L.C.                                                              89,105             53,637
   Ferraris Group P.L.C.                                                 10,800             27,119
 * Fibernet Group P.L.C.                                                 45,339             79,147
   Filtronic P.L.C.                                                       4,138             31,385
   Financial Objects P.L.C.                                               7,000              3,251
   Findel P.L.C.                                                        142,288            714,572
   First Choice Holidays P.L.C.                                         325,535            750,236
   First Technology P.L.C.                                              117,111            596,190
   Fisher (James) & Sons P.L.C.                                          76,000            333,310
   Forminster P.L.C.                                                     43,333             21,613
   Forth Ports P.L.C.                                                   140,161          2,386,478
   Fortress Holdings P.L.C.                                             120,728             54,505
   Freeport Leisure P.L.C.                                               25,814            166,932
   French Connection Group P.L.C.                                        25,000            723,634
   Fuller, Smith & Turner P.L.C. Series A                                20,000            203,804
   Fulmar P.L.C.                                                        107,500            146,984
 * Future Network P.L.C.                                                315,000            342,662
   GB Group P.L.C.                                                      250,000            102,117
   GWR Group P.L.C.                                                      80,700            371,272
   Galliford Try P.L.C.                                                 517,870            380,761
   Game Group P.L.C.                                                    275,000            297,967
   Games Workshop Group P.L.C.                                           13,519            167,406
   Gaming International P.L.C.                                           14,000              8,789
 * Garton Engineering P.L.C.                                             10,248                  0
 * Gaskell P.L.C.                                                        36,000             13,931
   Geest P.L.C.                                                          75,278            647,341
   Gibbs & Dandy P.L.C.                                                   4,500             52,628
   Gleeson (M.J.) Group P.L.C.                                           22,471            482,123
 * Glotel P.L.C.                                                         15,300             26,972
   Go-Ahead Group P.L.C.                                                 40,000            692,419
   Goldshield Group P.L.C.                                               14,400             48,294
   Gowrings P.L.C.                                                        5,000              5,289
   Grainger Trust, Ltd.                                                  22,000            565,286
   Great Portland Estates P.L.C.                                        125,900            524,006
   Greene King P.L.C.                                                    44,162            635,345
 * Greenwich Resources P.L.C.                                           438,664             15,089
   Greggs P.L.C.                                                         26,000          1,436,743

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Guiness Peat Group P.L.C.                                            176,171    $       198,459
 * Gyrus Group P.L.C.                                                    55,072            156,756
   Halma P.L.C.                                                         227,000            530,958
   Halstead (James) Group P.L.C.                                         52,208            305,289
 * Hampson Industries P.L.C.                                            105,886             25,040
 * Hampton Trust P.L.C.                                                 232,050             14,966
   Hardys & Hansons P.L.C.                                               48,000            355,806
 * Hartstone Group P.L.C.                                               240,263              3,926
 * Harvey Nash Group P.L.C.                                             183,750            252,821
   Havelock Europa P.L.C.                                                27,660             38,295
 * Hawtin P.L.C.                                                        196,500             28,726
   Haynes Publishing Group P.L.C.                                        14,703             82,183
   Headlam Group P.L.C.                                                 152,974            861,636
   Heath (Samuel) & Sons P.L.C.                                           7,500             45,792
   Helical Bar P.L.C.                                                    35,000            452,970
   Helphire Group P.L.C.                                                149,600            536,454
   Henlys Group P.L.C.                                                  133,303            206,337
   Heywood Williams Group P.L.C.                                        140,400            201,627
   Highbury House Communications
     P.L.C.                                                             439,166            185,050
   Highway Insurance Holdings P.L.C.                                    204,751            136,456
   Hill & Smith Holdings P.L.C.                                          86,850            143,396
   Hiscox P.L.C.                                                        171,500            418,102
   Hit Entertainment P.L.C.                                             119,691            551,171
   Hitachi Capital (UK) P.L.C.                                           53,912            192,397
   Holidaybreak P.L.C.                                                   92,974            879,467
   Homestyle Group P.L.C.                                                45,692            100,588
 * Hornby P.L.C.                                                         10,000            193,055
   House of Fraser P.L.C.                                               371,650            624,807
   Hunting P.L.C.                                                       223,174            376,153
   Huntleigh Technology P.L.C.                                           24,925            110,384
 * Huntsworth P.L.C.                                                    108,000             39,007
 * Hyder Consulting P.L.C.                                               16,308             32,675
 * IAF Group P.L.C.                                                      30,000              3,741
   IFX Group P.L.C.                                                      34,486             71,767
 * IMS Group P.L.C.                                                      75,000              5,805
 * IQE P.L.C.                                                           132,400             40,988
   ISIS Asset Management P.L.C.                                          88,039            355,826
 * Imagination Technologies Group
     P.L.C.                                                             189,698            215,329
   Incepta Group P.L.C.                                                  85,443            159,442
   Inchcape P.L.C.                                                       20,000            432,031
 * Industrial & Commercial Holdings
     P.L.C.                                                               5,000                129
   Infast Group P.L.C.                                                  301,224            129,516
   Informa Group P.L.C.                                                  81,229            394,661
 * Intec Telecom Systems P.L.C.                                         100,000            118,671
   Intelek P.L.C.                                                        99,880             18,896
   Intserve P.L.C.                                                      144,534            626,420
   Invensys P.L.C.                                                      489,000            168,203
 * Inveresk P.L.C.                                                      150,000             47,081
   Isoft Group P.L.C.                                                    76,540            447,572
   Isotron P.L.C.                                                        50,325            380,830
   Ite Group P.L.C.                                                     247,186            201,935
   Itnet P.L.C.                                                          36,278            190,612
   JJB Sports P.L.C.                                                    145,000            666,470
   JKX Oil and Gas P.L.C.                                               220,533            162,145
   Jarvis Hotels P.L.C.                                                 215,318            553,626
   Jarvis P.L.C.                                                        193,379            718,387
 * Jarvis Porter Group P.L.C.                                            99,894             33,502
   John David Group P.L.C.                                              114,500            324,926
   Johnson Service Group P.L.C.                                         125,535    $       747,027
   Johnston Group P.L.C.                                                 26,000            143,764
   Joseph (Leopold) Holdings P.L.C.                                      14,000            207,072
   KBC Advanced Technologies P.L.C.                                      25,000             15,909
 * Kalamazoo Computer Group P.L.C.                                       56,120              2,654
   Keller Group P.L.C.                                                  123,128            489,175
   Kensington Group P.L.C.                                               45,000            252,305
 * Kewill Systems P.L.C.                                                 10,000              9,803
   Kidde P.L.C.                                                         232,000            415,967
   Kier Group P.L.C.                                                     21,293            223,389
   Kiln P.L.C.                                                          200,000            316,456
 * Kleeneze P.L.C.                                                       84,300            213,128
 * Knowledge Support Systems Group
     P.L.C.                                                              25,000                344
   Laing (John) P.L.C.                                                  275,961            835,325
   Laird Group P.L.C.                                                    84,300            394,359
   Lambert Howarth Group P.L.C.                                          25,200            113,119
 * Laura Ashley Holdings P.L.C.                                         623,937            128,771
   Lavendon Group P.L.C.                                                 50,092            114,582
 * Leeds United P.L.C.                                                   66,000              2,696
   Lincat Group P.L.C.                                                   19,000            127,442
   Linton Park P.L.C.                                                    39,000            271,653
   Linx Printing Technologies P.L.C.                                     27,000            173,440
   Litho Supplies P.L.C.                                                 20,000             15,995
   London Bridge Software Holdings
     P.L.C.                                                             157,269            131,184
 * London Clubs International P.L.C.                                    144,646            187,823
   London Merchant Securities P.L.C.                                    151,000            423,311
   London Scottish Bank P.L.C.                                          263,000            554,098
   Lookers P.L.C.                                                        53,160            239,542
 * Lorien P.L.C.                                                         60,000             89,261
   Low & Bonar P.L.C.                                                    95,000            123,358
   Luminar P.L.C.                                                        43,000            294,708
 * M.L. Laboratories P.L.C.                                              51,042             27,433
   MFI Furniture Group P.L.C.                                            60,855            147,574
   MS International P.L.C.                                               71,500             45,499
   MSB International P.L.C.                                              16,000             22,427
   Macfarlane Group P.L.C.                                              228,287             90,303
   Macro 4 P.L.C.                                                        42,500             89,175
   Maiden Group P.L.C.                                                   16,800             72,234
   Mallett P.L.C.                                                        24,837            115,121
   Management Consulting Group P.L.C.                                   310,972            136,382
   Manchester United P.L.C.                                             161,000            728,244
   Manganese Bronze Holdings P.L.C.                                      32,184            100,464
 * Marlborough Stirling P.L.C.                                          150,000            124,475
   Marshalls P.L.C.                                                     225,800            977,662
 * Martin International Holdings P.L.C.                                 135,800             38,537
 * Marylebone Warwick Balfour Group
     P.L.C.                                                              73,345             68,433
   Mayflower Corp. P.L.C.                                               550,636            298,312
   McAlpine (Alfred) P.L.C.                                             196,111            951,987
   McBride P.L.C.                                                        40,000             89,777
   McCarthy & Stone P.L.C.                                              194,968          1,679,949
   McKay Securities P.L.C.                                               68,500            212,060
   McLeod Russel Holdings P.L.C.                                         74,524             24,673
 * Medical Solutions P.L.C.                                             126,658            106,195
 * Medisys P.L.C.                                                       150,134             32,276
   Meggitt P.L.C.                                                       160,633            646,466
   Mentmore P.L.C.                                                      236,561            362,100
   Menzies (John) P.L.C.                                                 57,314            315,432
 * Merant P.L.C.                                                        172,500            369,363

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Merchant Retail Group P.L.C.                                         185,666    $       542,846
   Merrydown P.L.C.                                                      59,927             83,999
   Mersey Docks & Harbour Co. P.L.C.                                     50,170            547,483
   Metal Bulletin P.L.C.                                                 95,500            287,433
   Metalrax Group P.L.C.                                                358,740            524,438
   Mice Group P.L.C.                                                    139,909            184,078
   Michael Page International P.L.C.                                    225,000            726,537
 * Microgen P.L.C.                                                       52,770             38,572
   Millennium and Copthorne Hotels
     P.L.C.                                                              80,077            422,462
   Minerva P.L.C.                                                        94,000            342,735
   Mitie Group P.L.C.                                                   500,000          1,051,269
   Molins P.L.C.                                                         68,000            398,803
   Monsoon P.L.C.                                                        71,000            172,787
 * Morgan Crucible Company P.L.C.                                       136,000            321,031
   Morgan Sindall P.L.C.                                                 66,000            407,506
   Morse P.L.C.                                                          36,866             85,279
   Moss Brothers Group P.L.C.                                           163,400            158,077
   Mowlem (John) & Co. P.L.C.                                           342,030          1,223,553
   Mtl Instruments Group P.L.C.                                           4,348             12,339
   Mucklow (A & J) Group P.L.C.                                         175,000            797,589
 * My Travel Group P.L.C.                                                24,000              4,747
   NHP P.L.C.                                                           171,875            419,016
 * NSB Retail P.L.C.                                                    300,000             79,974
 * NXT P.L.C.                                                            26,935             45,861
   National Express Group P.L.C.                                         25,000            262,602
   Nestor Healthcare Group P.L.C.                                       180,200            976,249
   New Look Group P.L.C.                                                107,041            573,000
   Newcastle United P.L.C.                                              148,923             89,645
   Nichols P.L.C.                                                        66,550            156,234
   Nord Anglia Education P.L.C.                                           5,000             18,704
 * Nord Anglia Education RFD                                                454              1,659
   Northamber P.L.C.                                                     75,888             84,836
   Northern Foods P.L.C.                                                 41,000             97,310
 * Northgate Information Solutions
     P.L.C.                                                             342,029            301,475
   Northgate P.L.C.                                                     118,200          1,135,366
   Novar P.L.C.                                                         260,465            573,396
 * OEM P.L.C.                                                            12,000              8,771
 * OM2000 P.L.C.                                                         41,440                  0
   Ocean Wilsons Holdings, Ltd.                                          84,250            189,093
 * Orbis P.L.C.                                                          11,428              2,899
   Ottakar's P.L.C.                                                      30,000            183,424
   Owen (H.R.) P.L.C.                                                    34,000            102,332
 * Oxford Biomedica, Ltd.                                                75,000             24,508
 * Oxford Biomedica, Ltd. New Shares                                     40,500             13,234
   Oxford Instruments P.L.C.                                             43,051            134,386
   PHS Group P.L.C.                                                     320,000            448,542
 * PPL Therapeutics P.L.C.                                               43,529              3,369
   PSD Group P.L.C.                                                      43,500            211,350
   PZ Cuzzons P.L.C.                                                     22,000            411,668
 * Pace Micro Technology P.L.C.                                         292,500            286,745
   Paladin Resources P.L.C.                                             342,500            490,388
 * Palmaris Capital P.L.C.                                               42,500              9,502
   Paragon Group of Companies P.L.C.                                     70,000            382,542
   Parity Group P.L.C.                                                  241,406             50,860
   Park Group P.L.C.                                                    291,600            144,185
 * Partridge Fine Arts P.L.C.                                            58,000             74,316
   Pendragon P.L.C.                                                     239,375            792,510
   Penna Consulting P.L.C.                                               33,000             64,985
   Peterhouse Group P.L.C.                                               85,427            192,469
 * Pharmagene P.L.C.                                                    160,000    $       187,122
 * Photo-Me International P.L.C.                                        235,620            417,392
 * Phytopharm P.L.C.                                                     32,600            126,152
   Pillar Property P.L.C.                                                66,800            585,925
   Pittards P.L.C.                                                       60,985             63,456
   Planit Holdings P.L.C.                                               235,000             97,001
 * Plantation & General P.L.C.                                           70,623             20,041
 * Plasmon P.L.C.                                                       100,000            373,211
   Portmeirion Group P.L.C.                                              22,856             70,757
   Porvair P.L.C.                                                        62,000            177,009
   Premier Farnell P.L.C.                                                18,000             80,490
 * Premier Oil P.L.C.                                                    69,648            502,500
 * Pressac P.L.C.                                                        78,129             29,562
 * Probus Estates P.L.C.                                                 83,333              2,042
 * Protherics P.L.C.                                                    506,828            385,717
 * Provalis P.L.C.                                                      375,538             56,514
 * Psion P.L.C.                                                         257,200            343,927
 * QA P.L.C.                                                             79,475              7,176
 * Queens Moat Houses P.L.C.                                            159,000             23,244
   Quintain Estates & Development
     P.L.C.                                                             108,350            633,582
 * Qxl Ricardo P.L.C.                                                       130                364
   RAC P.L.C.                                                            69,500            657,420
   RM P.L.C.                                                             45,490            113,835
 * RMS Communications P.L.C.                                             15,000                  0
   ROK property solutions P.L.C.                                         57,501            234,874
   RPC Group P.L.C.                                                      43,400            139,581
   RPS Group P.L.C.                                                     192,594            524,181
   Radamec Group P.L.C.                                                  35,000             23,175
   Radstone Technology P.L.C.                                            40,384            261,499
   Ransom (William) & Son P.L.C.                                         30,000             19,349
 * Redbus Imterhouse P.L.C.                                             137,500             18,032
   Redrow P.L.C.                                                        116,437            626,302
 * Redstone P.L.C.                                                       14,870              2,621
   Reed Health Group P.L.C.                                             155,333            281,846
   Reg Vardy P.L.C.                                                     103,597            807,124
   Regent Inns P.L.C.                                                   158,468            220,761
   Reliance Security Group P.L.C.                                         9,000            103,321
   Renishaw P.L.C.                                                      146,806          1,363,430
   Renold P.L.C.                                                        144,000            206,797
   Ricardo P.L.C.                                                       114,409            327,619
 * Richmond Oil & Gas P.L.C.                                            220,000                  0
 * Robert Wiseman Dairies P.L.C.                                         40,000            176,458
   Rotork P.L.C.                                                        185,440          1,117,060
   Roxboro Group P.L.C.                                                   9,304             36,804
 * Royal Doulton P.L.C.                                                 240,000             19,607
   Royalblue Group P.L.C.                                                47,200            385,594
   Rutland Trust P.L.C.                                                 174,255            104,144
   S & U P.L.C.                                                          21,140            176,336
   SCS Upholstery P.L.C.                                                 29,000             84,790
 * SFI Group P.L.C.                                                      26,713             14,242
   SHL Group P.L.C.                                                      41,650             64,111
   SIG P.L.C.                                                           103,200            532,471
   SMG P.L.C.                                                           185,295            345,771
   SSL International P.L.C.                                             117,000            641,403
 * Safeland P.L.C.                                                       25,000             21,928
   Salvesen (Christian) P.L.C.                                          183,157            192,154
   Sanctuary Group P.L.C.                                               320,000            273,803
   Savills P.L.C.                                                       104,000            528,550
   Scapa Group P.L.C.                                                    44,337             21,351
 * Scipher P.L.C.                                                        34,563              5,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Scottish & Newcastle P.L.C.                                           56,639    $       357,501
   Scottish Radio Holdings P.L.C.                                        19,200            268,299
   Secure Trust Group P.L.C.                                             27,118            209,877
   Securicor P.L.C.                                                     328,750            497,558
   Senior P.L.C.                                                        122,900             72,395
   Serco Group P.L.C.                                                    77,859            236,011
 * Servicepower Technologies P.L.C.                                     150,000             85,133
   Severfield-Rowan P.L.C.                                               20,000            114,371
   Shaftesbury P.L.C.                                                   137,500            595,934
   Shanks & McEwan Group P.L.C.                                          92,900            169,362
   Shiloh P.L.C.                                                         14,500             36,160
 * ShopRite Group P.L.C.                                                204,780             47,546
   Simon Group P.L.C.                                                   348,089            257,427
   Sinclair (William) Holdings P.L.C.                                    53,000             68,365
   Singer & Friedlander Group P.L.C.                                    119,400            428,159
   Sirdar P.L.C.                                                         41,600             50,083
 * Skyepharma P.L.C.                                                    382,000            496,027
   Smart (J.) & Co. (Contractors) P.L.C.                                 22,500            191,550
 * Smart Approach Group P.L.C.                                          251,985              7,476
   Smith (David S.) Holdings P.L.C.                                     200,000            542,618
 * Soco International P.L.C.                                             59,000            270,423
   Somerfield P.L.C.                                                    307,000            658,679
   South Staff Water Holdings P.L.C.                                    108,000          1,033,675
   Southampton Leisure Holdings P.L.C.                                   19,615             12,313
   Spectris P.L.C.                                                       76,760            561,733
   Speedy Hire P.L.C.                                                    50,000            316,026
   Spirax-Sarco Engineering P.L.C.                                       91,811            885,045
 * Spirent P.L.C.                                                       584,137            663,061
 * Sportech P.L.C.                                                      435,000            134,666
   Spring Group P.L.C.                                                  169,495            335,235
 * Springwood P.L.C.                                                     37,500              5,482
   St. Ives P.L.C.                                                       63,000            429,073
   St. Modwen Properties P.L.C.                                          74,800            332,550
   Staffware P.L.C.                                                      12,000            127,958
   Stanley (Charles) Group P.L.C.                                        76,800            307,100
   Stanley Leisure Organisation P.L.C.                                  224,954          1,528,220
 * Sterling Publishing Group P.L.C.                                      75,298             17,159
   Stylo P.L.C.                                                          64,096             40,236
 * Superscape P.L.C.                                                     15,745              8,395
 * Surfcontrol P.L.C.                                                     7,000             98,239
   Swallowfield P.L.C.                                                   15,000             20,509
   Sygen International P.L.C.                                           492,975            415,447
   Syltone P.L.C.                                                        50,400            157,760
 * Synstar P.L.C.                                                       143,000            178,307
   TT Electronics P.L.C.                                                 28,080             55,779
 * Tadpole Technology P.L.C.                                            109,090             22,280
 * Tandem Group P.L.C.                                                  327,365                  0
   Tarsus Group P.L.C.                                                   34,855             35,368
   Taylor & Francis Group P.L.C.                                         52,600            492,130
   Taylor Nelson AGB P.L.C.                                             109,000            389,928
   Ted Baker P.L.C.                                                      38,800            223,548
 * Telecommunications Group P.L.C.                                       45,958              5,632
   Telemetrix P.L.C.                                                    165,708            404,694
 * Telspec P.L.C.                                                        25,000              7,309
 * Terence Chapman Group P.L.C.                                          62,500              2,687
   Tex Holdings P.L.C.                                                   14,000             39,849
   The Big Food Group P.L.C.                                            212,000            492,226
 * The Innovation Group P.L.C.                                          940,000            335,460
   The Malcolm Group P.L.C.                                             109,377            149,551
   The Television Corp. P.L.C.                                           66,330             68,447
   Thorntons P.L.C.                                                     158,000            417,120
   Thorpe (F.W.) P.L.C.                                                  24,000    $        73,886
 * Thus Group P.L.C.                                                    836,000            463,694
   Tibbett & Britten Group P.L.C.                                        86,123            615,439
   Tinsley (Eliza) Group P.L.C.                                          19,844             12,628
   Topps Tiles P.L.C.                                                    69,690            632,249
   Tops Estates P.L.C.                                                   30,088            126,264
   Torex P.L.C.                                                          73,041            741,163
 * Torotrak P.L.C.                                                       99,193            111,742
 * Tottenham Hotspur P.L.C.                                             150,000             61,915
   Town Centre Securities (New) P.L.C.                                  142,137            495,025
   Trace Computers P.L.C.                                                33,552             42,413
   Transport Development Group P.L.C.                                    19,782             65,493
   Trifast P.L.C.                                                       135,388            142,038
   Tullow Oil P.L.C.                                                    222,863            314,302
   U.K. Coal P.L.C.                                                      16,000             33,021
   Ulster Television, Ltd.                                              115,602            748,558
   Ultra Electronics Holdings P.L.C.                                     49,745            442,746
   Ultraframe P.L.C.                                                     60,200            255,216
   Umeco P.L.C.                                                          18,250            107,816
   Uniq P.L.C.                                                           20,000             70,171
   Unite Group P.L.C.                                                   103,051            275,599
   Universal Salvage P.L.C.                                              14,255             30,278
   VP P.L.C.                                                             83,100            190,800
   VT Group P.L.C.                                                      100,375            390,148
 * Vega Group P.L.C.                                                     32,300             72,495
 * Vernalis P.L.C.                                                       54,179             73,613
 * Vert (Jacques) P.L.C.                                                 45,000             14,511
   Victoria P.L.C.                                                       12,000             75,537
   Victrex P.L.C.                                                       116,254            705,294
   Vitec Group P.L.C.                                                    15,242             89,391
 * Volex Group P.L.C.                                                    58,801            138,042
   WSP Group P.L.C.                                                      90,000            274,749
   Wagon P.L.C.                                                          65,292            192,022
 * Walker Greenbank P.L.C.                                               53,105             12,558
   Warner Estate Holdings P.L.C.                                         70,000            532,729
 * Waterdorm P.L.C.                                                     105,000                  0
   Waterman P.L.C.                                                       74,473             93,501
   Watermark Group P.L.C.                                                50,000            129,850
   Weir Group P.L.C.                                                    126,236            589,452
   Wellington Holdings P.L.C.                                             9,000             16,408
   Wembley P.L.C.                                                         6,053             58,402
   Westbury P.L.C.                                                      202,522          1,328,807
 * Weston Medical Group P.L.C.                                           50,200              2,158
   Wetherspoon (J.D.) P.L.C.                                            127,358            590,858
   Whatman P.L.C.                                                       241,935            638,708
   White Young Green P.L.C.                                              64,000            197,578
   Whitehead Mann Group P.L.C.                                           95,000            517,121
   Whittard of Chelsea P.L.C.                                            30,000             78,168
 * Wiggins Group P.L.C.                                               1,148,266             93,806
   Wilmington Group P.L.C.                                               28,692             48,113
   Wilshaw P.L.C.                                                       198,409             46,067
   Wilson Bowden P.L.C.                                                   7,000            117,381
   Wintrust P.L.C.                                                       22,500            192,518
   Wolverhampton & Dudley Breweries
     P.L.C.                                                              78,873          1,020,775
   Woolworths Group P.L.C.                                              872,421            648,944
 * Worthington Group P.L.C.                                             102,653              7,283
   Wyevale Garden Centres P.L.C.                                         48,578            277,796
   Wyndeham Press Group P.L.C.                                           73,066            122,522
 * XAAR P.L.C.                                                           18,405             15,352
   XANSA P.L.C.                                                         199,718            313,433

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Xenova Group P.L.C.                                                  246,961    $        47,783
   Yates Group P.L.C.                                                    24,765             41,102
 * Yorkshire Group P.L.C.                                                82,504              9,578
   Young & Co's Brewery P.L.C.                                           10,000            130,280
   Young & Co's Brewery P.L.C. Class A                                    5,234             83,267
   Yule Catto & Co. P.L.C.                                               86,284            375,445
   Zotefoams P.L.C.                                                      62,000             82,640
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $118,745,192)
                                                                                       158,950,507
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (1.3%)
 * British Pound Sterling
     (Cost $2,095,175)                                                                   2,079,361
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                       1,000                  0
 * Letter of Entitlements - Audemars Piguet                              90,242                  0
 * Xenova Group P.L.C. Rights                                            94,500                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $120,840,367)                                                                  161,029,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $3,360,000 FHLB Notes 1.875%,
     02/15/05, valued at $3,385,200) to be repurchased at
     $3,336,228 (Cost $3,336,000)                               $         3,336          3,336,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,176,367)++                                                            $   164,365,868
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 @ Denominated in local currency or the Euro
 * Non-Income Producing Securities
++ The cost for federal income tax purposes is $124,619,319

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
FRANCE -- (13.4%)
COMMON STOCKS -- (13.4%)
   Affine                                                                 1,100    $        67,380
 * Ales Groupe SA                                                         1,900             67,234
   Algeco SA                                                              2,300            195,614
*# Alstom SA                                                             95,700            197,315
 * Altedia SA                                                             2,800             44,775
 * Alten SA                                                              14,900            212,010
*# Altran Technologies SA                                                49,600            612,404
   Apem SA                                                                1,000             55,141
   April Group SA                                                        19,600            316,243
   Arkopharma                                                             4,300            220,356
   Assystem SA                                                            2,657            141,733
   Aubay SA                                                               5,700             25,759
 * Audika SA                                                              1,500             70,845
 * Baccarat SA                                                            1,090            104,594
   Bacou-Dalloz                                                           3,685            307,002
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   4,615            984,716
   Beneteau SA                                                            9,200            473,995
 * Berger Levrault SA                                                       476            109,554
   Boiron SA                                                             15,200            327,971
   Bonduelle SA                                                           4,200            356,956
   Bongrain SA                                                            7,500            392,432
 * Bricorama SA                                                           2,679            134,878
   Buffalo Grill SA                                                       1,028             13,863
*# Bull SA                                                               68,000             52,168
   Burelle SA                                                             4,030            390,333
 * Business Objects SA                                                   16,500            559,547
   CEGID SA                                                               4,500            360,337
   CFCAL-Banque                                                             840            249,215
   CFF Recycling                                                         10,576            830,390
 * CS Communication et Systemes                                           4,983            125,976
 * Camaieu SA                                                             3,200            253,938
   Carbone Lorraine                                                      33,245          1,354,954
   Cegedim SA                                                             6,400            344,235
   Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux SA                                                       6,400            279,178
 # Clarins SA                                                             7,339            420,430
*# Club Mediterranee SA                                                  10,200            403,980
   Consortium International de Diffusion
     et de Representation Sante                                             600              9,170
 * DMC (Dollfus Mieg et Cie)                                              6,230             44,360
 * Damartex SA                                                           22,900            477,369
   Delachaux SA                                                           1,000             87,387
   Deveaux SA                                                             1,040            105,344
   Didot-Bottin                                                           1,620            163,122
   Dynaction SA                                                          10,660            231,289
   Eiffage SA                                                             3,825            413,578
   Electricite de Strasbourg                                             23,784          2,836,791
   Elior                                                                 70,128            575,839
   Entenial SA                                                            2,800            163,458
   Esso SA                                                                3,200            355,014
   Etam Developpement SA                                                  5,600            160,437
   Euler-Hermes SA                                                       12,291            558,401
 * Euro Disney SCA                                                      517,400            310,110
   Evialis SA                                                             1,200             43,787
   Exel Industries SA                                                     1,800    $        86,308
   Explosifs et de Produits Chimiques                                       524            143,842
 * FPEE SA                                                                1,100             63,029
   Faurecia SA                                                            6,500            440,232
   Fimalac SA                                                           111,143          3,703,790
   Fininfo SA                                                             9,760            213,517
   Fleury Michon SA                                                       2,500            104,739
   Fonciere Lyonnaise SA                                                  9,596            379,598
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              4,250            405,019
   Francois Freres (Tonnellerie) SA                                       2,050             41,653
 * GCI (Groupe Chatellier Industrie SA)                                   7,258                870
   GFI Informatique SA                                                   23,400            210,376
 * Gantois Series A                                                         647             38,003
   Gascogne SA                                                            6,472            574,103
*# Gaumont                                                               14,607            719,652
*# Generale de Geophysique SA                                            20,770            771,823
   Generale de Sante                                                     19,100            242,007
   Generale Location SA                                                   9,000            182,002
 * Geodis SA                                                              3,010            162,367
   Gespac System                                                          1,100             21,757
   Gevelot                                                                3,584            171,849
   Gifi                                                                   3,200            207,907
 * Ginger (Groupe Ingenierie Europe)                                      1,400             27,875
   Grands Moulins de Strasbourg                                             110             37,580
   Grandvision SA                                                         7,000            183,261
 # Groupe Bourbon SA                                                      3,700            337,525
   Groupe Crit                                                            5,500            108,389
   Groupe Guillin SA                                                      1,200             96,737
   Groupe Open SA                                                         1,000             31,347
   Groupe Steria                                                          8,600            306,178
 * Guitel                                                                   116              1,111
   Guyenne et Gascogne SA                                                26,000          2,882,933
   Havas SA                                                              62,300            330,088
   Hoteliere Lutetia Concorde                                             2,505            420,693
   Hotels et Casinos de Deauville                                         2,055            699,600
   Hyparlo SA                                                             3,836            160,941
   IDSUD                                                                    614             17,267
   IMS International Metal Service SA                                    12,630             96,895
   Industrielle et Financiere
     d'Entreprise SA                                                        300             32,006
*# Infogrames Entertainment SA                                           58,300            368,297
   Ingenico SA                                                           61,820            944,841
 * Ioltech SA                                                               500             41,296
   Ipsos SA                                                               3,700            334,864
   Kaufman et Broad SA                                                    5,300            148,348
 * Lafuma SA                                                                793             53,993
   Laurent-Perrier                                                        3,100            107,394
 * Lectra Systemes SA                                                    19,192            157,361
   Legris Industries SA                                                   9,350            279,081
   Lisi SA                                                                6,845            237,543
 * MGI Coutier SA                                                         1,400             33,900
 * MRM                                                                    1,424             18,794
   Manitou SA                                                            11,092            997,219
   Manutan International SA                                               1,300             54,994
   Marionnaud Parfumeries Retails
     Perfumes                                                             8,271            319,747
 * Matussiere et Forest SA                                               13,600             68,960

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Metaleurop SA                                                         35,449    $        22,947
   Montupet SA                                                           32,450            564,030
 * Mr. Bricolage SA                                                       5,200            151,970
   Neopost SA                                                             7,200            362,494
 * Nexans                                                                12,200            377,311
   Norbert Dentressangle                                                  6,320            254,552
   Nord Est SA                                                           21,507          1,124,050
 * Oberthur Card Systems SA                                              36,000            249,431
 * Oeneo                                                                 31,265             83,201
   PSB Industries SA                                                      1,240            144,926
 * Passat SA                                                              1,300             26,616
 * Penauille Polyservices SA                                             10,200            166,043
 * Petit Forestier SA                                                     2,243             83,351
   Pierre & Vacances                                                      4,500            372,743
   Pinguely-Haulotte SA                                                  25,000            139,352
   Plastic Omnium SA                                                     15,423            709,936
   Plastivaloire SA                                                         900             26,540
   Prosodie SA                                                            3,600             82,856
 * Radiall SA                                                             1,340             88,989
   Robertet SA                                                            1,076            125,049
   Rodriguez Group SA                                                     6,600            350,483
   Rougier SA                                                             2,040            140,977
   Rue Imperiale                                                         14,432          2,802,599
   SDR de Bretagne SA                                                       714             18,410
   SEB SA Prime Fidelite 2002                                             3,000            366,090
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           12,256            778,653
   SR Teleperformance                                                    90,928          1,925,988
   Sabeton                                                               13,500            169,110
   Samse SA                                                               4,400            490,518
 * Sasa Industries SA                                                     1,000             27,511
 * Saveurs de France-Brossard                                               900             25,353
*# Scor SA                                                               72,300            276,470
   Sechilienne-Sidec                                                      2,200            249,347
   Securidev SA                                                           1,500             15,643
   Selectibail                                                           25,421            704,835
   Signaux Girod SA                                                         600             25,173
   Skis Rossignol SA                                                     41,668            727,749
   Smoby SA                                                                 500             38,209
   Societe du Louvre SA                                                   6,305            506,383
 * Societe Francais des Papiers Peints                                      400              4,416
   Societe Industrielle D'Aviations
     Latecoere SA                                                         2,900             73,871
   Societe Pour L'Informatique
     Industrielle SA                                                      1,000             32,845
 * Solving International SA                                               2,100             25,677
   Somfy Interational SA                                                 22,900          3,686,641
   Sophia SA                                                             17,550            871,378
   Sopra SA                                                               6,900            313,065
   Stallergenes SA                                                        1,249             58,391
   Ste Virbac SA                                                          6,852            215,034
   Stef-Tfe SA                                                              332             27,062
   Sucriere de Pithiviers-le-Vieil                                        1,825          1,093,836
 * Sylis SA                                                               4,700             29,635
   Synergie SA                                                            8,000            146,724
   Taittinger SA                                                         12,700          2,041,512
 * Tessi SA                                                                 900             33,865
   Touax (Touage Investissement SA)                                      10,378            202,156
 * Transiciel SA                                                          9,200            150,536
   Trigano SA                                                             5,500            225,282
 * Ubi Soft Entertainment SA                                              8,500    $       263,390
   Unilog SA                                                              6,320            340,463
 # Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        31,700          2,449,072
 * Valtech, La Defense                                                   20,000             23,016
   Viel et Compagnie                                                     44,339            208,349
   Vilmorin et Cie SA                                                     2,349            288,338
   Vivarte SA                                                             8,299            375,545
   Vranken Monopole                                                       2,200             87,687
   Zodiac SA                                                             14,627            432,908
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $40,538,164)                                                                    64,910,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                             95,700             51,623
 * Alstom SA Warrants 01/09/04                                           95,700             34,415
 * Altran Technologies SA Rights
     12/10/03                                                            49,600             39,241
 * Group Open Warrants 10/21/06                                           1,000                851
 * Oeneo Warrants 08/26/06                                               14,365              4,649
 * Prosodie SA Warrants 10/28/06                                            900                669
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                             4,100              2,654
 * Valtech, La Defense Warrants
     07/29/05                                                            20,000              1,199
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $38,786)                                                                           135,301
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $40,576,950)                                                                    65,046,291
                                                                                   ---------------
GERMANY -- (11.8%)
COMMON STOCKS -- (11.8%)
 * AC-Service AG                                                          4,300             29,123
   AWD Holding AG                                                        35,600          1,078,814
   Aareal Bank AG                                                        33,200          1,003,299
*# Acg AG Fuer Chipkarten und
     Informationssysteme                                                 15,400             63,688
   Ackermann-Goeggingen AG                                                8,100            150,500
 * Adva AG Optical Networking                                            32,400            174,774
 * Agrob AG                                                               5,800             59,792
 * Aigner (Etienne) AG                                                      600             93,500
 # Aixtron AG                                                            61,400            376,105
   Amadeus Fire AG                                                        4,900             34,714
   Andreae-Noris Zahn AG, Anzag                                          27,200            922,078
 * Articon Integralis AG                                                  7,900             37,406
 * Atoss Software AG                                                      3,700             73,049
 * Augusta Technologie AG                                                 3,200             12,927
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                  30,800          1,007,566
 * Baader Wertpapier Handelsbank AG                                       7,900             61,744
 # Balda AG                                                              31,600            251,142
*# Basler AG                                                              3,200             42,387
 # Beate Uhse AG                                                         44,400            707,871
   Bechtle AG                                                            17,100            197,603
 * Berliner Elektro Holding AG                                           13,861            111,324
   Bertrandt AG                                                           7,650            135,720
 # Beru AG                                                                9,400            569,035
 * Beta Systems Software AG                                               2,850             30,747
   Bilfinger & Berger Bau AG                                             34,600          1,111,553
 * Biolitec AG                                                            8,000             38,359

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Biotest AG                                                             2,400    $        19,995
   Boewe Systec AG                                                        5,700            252,811
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                21,650             94,986
 * Brau und Brunnen AG                                                    4,995            481,405
   Bremer Energiekonto AG                                                14,700             37,709
 * Bremer Woll-Kaemmerei AG                                              17,128             22,996
 * CBB Holding AG                                                       102,602             13,037
 * CTS Eventim AG                                                        14,800            145,477
 * Ce Consumer Electrnic AG                                              21,600             69,910
 * Ceag AG                                                               20,670            218,043
   Celanese AG                                                           20,650            717,856
 * Cenit AG Systemhaus                                                    3,500             29,369
 * Centrotec Hochleistungskunststoffe AG                                  4,900             58,150
   Cewe Color Holding AG                                                  5,600            124,859
 * Comdirect Bank AG                                                     73,000            653,676
 * Computerlinks AG                                                       4,600             73,614
 * Condomi AG                                                             1,800              4,164
 * Curanum AG                                                            21,500             53,607
 * D. Logistics AG                                                       28,000             75,520
 * DAB Bank AG                                                           39,800            300,568
 * DEAG Deutsche Entertainment AG                                        10,500             29,453
   DVB Bank AG                                                            7,124            742,101
 * Data Modul AG                                                          2,904             64,748
 * Deutsche Euroshop AG                                                  15,550            637,307
 * Deutsche Steinzeug
     Cremer & Breuer AG                                                  87,200             91,985
*# Deutz AG                                                              60,400            241,826
 * Deutz AG Issue 03                                                     20,133             77,953
 * Dierig Holding AG                                                     10,500            163,500
   Dis Deutscher Industrie Service AG                                    11,850            250,006
 * Dom-Braugerei AG                                                       1,100             47,865
   Douglas Holding AG                                                    36,650          1,001,678
 * Dr. Scheller Cosmetics AG                                              4,000             21,817
 * Drillisch AG                                                          22,450             97,957
   Duerr Beteiligungs AG                                                 14,750            313,841
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                    3,000             26,791
 * Elexis AG                                                              8,600             31,649
 * Elmos Semiconductor AG                                                16,350            259,885
   ElreingKlinger AG                                                      1,500            128,563
*# Em TV & Merchandising AG                                             137,050            162,642
 * Epcos AG                                                              55,500          1,267,381
   Erlus Baustoffwerke AG                                                   297            118,555
   Escada AG                                                             20,520            270,576
 * Eurobike AG                                                            1,700                469
 * Evotec Biosystems AG                                                  30,100            212,160
 # FJA AG                                                                 7,150            175,103
   Feilmann AG                                                           17,800            755,340
 * Fortec Elektronik AG                                                   1,400             45,647
*# Freenet.De AG                                                         16,800            993,839
   Fuchs Petrolub AG Oel & Chemie                                         6,693            415,194
   GFK AG                                                                25,600            721,153
 * GPC Biotech AG                                                        17,600            164,561
*# Gft Technologies AG                                                   22,600             85,879
   Grenkeleasing AG                                                      12,650            286,597
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                                3,383            150,046
   Hamborner AG                                                          21,000            571,432
 * Hawesko Holdings AG                                                    3,300             79,116
 * Herlitz AG                                                             6,962             30,461
 # Hochtief AG                                                           34,000    $       921,100
 * Hoeft & Wessel AG                                                      6,100             23,326
   Holsten-Brauerei AG                                                   38,462          1,567,582
   Hucke AG                                                               8,300             32,833
   Hugo Boss AG                                                          25,100            457,337
 * IFA Hotel & Touristik AG                                               7,000             62,933
*# IM International Media AG                                             19,800             30,380
   IVG Immobilien AG                                                     98,550          1,106,918
 * Innovation in Traffic Systems AG                                      12,300             76,965
   Interseroh AG                                                          9,650            122,618
*# Intershop Deutschland AG                                               7,320             23,604
 * Intertainment AG                                                       8,500             20,378
 * Isra Vision Systems AG                                                 2,100             29,578
   Iwka AG                                                               26,613            519,040
*# Ixos Software AG                                                      18,600            206,463
 # Jenoptik AG                                                           40,800            440,661
   K & S Aktiengesellschaft AG                                          129,500          3,027,079
   KSB AG                                                                 2,387            371,976
   KWS Kleinwanzlebener Saatzucht AG                                      1,650            991,027
 * Kampa-Haus AG                                                         10,375             78,352
   Keramag Keramische Werke AG                                           13,000            654,504
   Kloeckner-Werke AG                                                    38,900            364,650
 * Kontron AG                                                            42,878            321,243
   Krones AG                                                              7,450            520,469
 * LPKF Laser & Electronics AG                                            9,000             54,374
   Leifheit AG                                                           12,500            353,774
   Leoni AG                                                              25,000          1,287,130
   Loewe AG                                                               7,100             56,853
 # MVV Energie AG                                                        48,000            872,863
 * MWG Biotech AG                                                        19,400             23,720
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                           2,400              1,784
   Maxdata AG                                                            24,600            166,021
 * Mediclin AG                                                           22,050             51,542
 * Medigene AG                                                            8,600             65,772
 * Mensch und Maschine Software AG                                        1,400             13,946
*# Morphosys AG                                                           3,100             36,083
   Muehlabauer Holdings AG & Co.
     KGAA                                                                 5,900            137,984
 * Nemetschek AG                                                          7,400             47,901
   Norddeutsche Affinerie AG                                             30,700            328,632
   Norddeutsche Steingutfabrik AG                                         5,960             32,150
   Novasoft AG                                                           11,800             44,274
 * November AG                                                            5,400             35,990
 * Ohb Teledata                                                          12,650            103,569
   PC-Ware Information Technologies AG                                    5,100             55,266
 * PVATepla AG                                                           15,550             36,535
 * Pandatel AG                                                            5,700             40,996
*# Parsytec AG                                                           11,900             68,186
 * Personal & Informatik AG                                               5,900             32,887
   Pfeiffer Vacuum Technology AG                                          8,250            273,048
 * Pfleiderer AG                                                         36,250            181,637
 * Phoenix AG, Hamburg                                                   37,500            409,065
 * Plambeck Neue Energien AG                                              5,250             14,915
 * Plenum AG                                                              9,300             22,854
 * Primacom AG                                                           15,200             20,929
 * Produkte und Syteme der
     Informationstechnologie AG                                          10,300             53,091
   Progress-Werk Oberkirch AG                                             5,000            199,588
   Puma AG                                                                5,700            899,871

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Qs Communications AG                                                  98,700    $       333,646
   Rational AG                                                           10,612            582,616
 * Realtech AG                                                            3,650             38,722
   Renk AG                                                               19,400            616,264
 * Repower Systems AG                                                     5,000            103,390
   Rheinmetall Berlin AG                                                 45,000          1,478,027
   Rhoen Klinikum AG                                                     13,750            725,228
   Rinol AG                                                               5,900             21,925
 * Rohwedder AG                                                             610              6,435
 * Ruecker AG                                                             7,800             33,660
*# SAP Systems Integrations AG                                           33,650            653,461
 * SGL Carbon AG                                                         20,800            307,928
   Salzgitter AG                                                         58,650            593,376
   Sartorius AG                                                           6,550             69,801
   Schlott Sebaldus AG                                                    4,400             87,555
   Schwarz Pharma AG                                                      8,900            187,021
   Sektkellerei Schloss Wachenheim AG                                    15,120            132,310
 * Senator Entertainment AG                                               9,800             14,214
*# Singulus Technologies AG                                              34,600            736,197
   Sinner AG, Karlsruhe                                                   4,160             50,615
   Sixt AG                                                               15,400            212,294
*# Software AG                                                           25,300            545,899
   Stada Arzneimittel AG                                                 20,000          1,174,750
 * Stahl (R.) AG                                                          2,000             16,782
 * Steag Hamtech AG                                                      28,200            157,189
 * Stoehr & Co. AG                                                       16,000             63,293
 * Strabag AG                                                             3,332            211,291
   Stuttgarter Hofbraeu AG                                               18,000            604,157
   Sued-Chemie AG                                                        29,146          1,037,659
 * Suess Microtec AG                                                     14,000            177,891
 * Syskoplan AG                                                           3,300             26,702
 * Syzygy AG                                                             18,000            126,226
 * TFG Venture Capital AG & Co. KGAA                                      8,800             21,098
   Takkt AG                                                              68,450            454,572
 * Techem AG                                                             23,150            442,620
   Technotrans AG                                                         5,000             74,321
 * Telegate AG                                                           10,800            117,552
 * Teles AG Informationstechnologien                                     21,200            271,919
   Textilgruppe Hof AG                                                   12,170             93,366
*# Tomorrow Focus AG                                                     42,650            117,589
 * Umweltkontor Renewable Energy AG                                      14,100             21,297
   United Internet AG                                                    43,050          1,011,460
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               9,415             19,412
   VK Muehlen AG                                                          1,312            121,886
   Vossloh AG                                                            15,900            733,799
*# WCM Beteiligungs AG                                                  245,466            361,923
 * Walter Bau AG, Augsburg                                               33,905             67,061
   Wanderer-Werke AG                                                      7,903            202,733
 * Wedeco AG Water Technology                                            10,550            224,603
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                   7,000             48,500
   Wuerttembergische
     Lebensversicherung AG                                               11,330            177,918
   Wuerttembergische
     Metallwarenfabrik AG                                                30,330            548,995
   Wuerzburger Hofbraeu AG                                                  134             61,381
   Zapf Creation AG                                                       7,500            173,066
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $47,674,467)                                                                    57,045,489
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * DEAG Deutsche Entertainment AG
     Bond Rights 12/03/03                                                 7,000    $             0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/09/03                                                      6,693              7,221
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  7,221
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $47,674,467)                                                                    57,052,710
                                                                                   ---------------
ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
*# Acea SpA                                                             163,000            949,606
 * Acegas SpA                                                            27,200            164,005
 * Actelios SpA                                                          25,801            213,405
   Aem Torino SpA                                                       355,000            548,956
 * Aeroporto de Firenze SpA                                               6,000             84,510
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         2,712,400            871,381
 * Amplifon SpA                                                          15,200            417,252
 * Auschem SpA (In Liquidation)                                          82,000                  0
   Azienda Mediterranea Gas e Acqua
     SpA                                                                267,000            327,421
 * Banca Ifis SpA                                                        16,600            210,928
   Banca Intermobiliare di Investimenti e
     Gestoni SpA                                                         81,000            565,103
   Banca Monte Dei Paschi di Siena SpA                                  229,515            753,843
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          19,000            416,797
   Banca Profilo SpA                                                     88,500            231,800
   Banco di Desio e della Brianza SpA                                    90,000            375,441
   Banco Piccolo Valellinese Scarl SpA                                   41,600            460,272
 * Bastogi SpA                                                        1,183,000            241,785
 * Beghelli SpA                                                         142,000            109,791
   Beni Stabili SpA, Roma                                             1,309,500            784,865
   Biesse SpA                                                            17,100             48,478
 * Binda SpA                                                          1,299,375                  0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                                9,675            151,349
   Bremba SpA                                                            53,375            374,934
   Brioschi Finanziaria SpA, Milano                                     373,400            116,825
   Buzzi Unicem SpA                                                      94,100          1,139,280
   CAMFIN (Cam Finanziaria)                                              36,527             88,009
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             591,100          1,060,723
*# CMI SpA                                                               64,502            327,837
   CSP International Industria Calze SpA                                 10,000             17,262
 # Caltagirone Editore SpA                                               95,800            783,194
 # Caltagirone SpA                                                      178,399          1,109,888
 * Carraro SpA                                                           26,200             72,863
   Cementir Cementerie del Tirreno SpA                                  249,704            752,806
 * Cirio Finanziaria SpA                                                175,000             36,501
   Class Editore SpA                                                     70,600            205,228
 * Coats Cucirini SpA                                                    30,000             33,085
 * Compagnia Immobiliare Azionaria                                       44,000              7,331
   Credito Artigiano SpA                                                 93,900            379,328
   Cremonini SpA                                                        102,400            214,811
   Danieli & C.Officine Meccaniche SpA                                   66,500            275,017
 * Dataconsyst C.G.S. SpA, Monza                                            220                  0
 * Davide Campari - Milano SpA                                           13,400            588,224

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * De Longhi SpA                                                        115,000    $       512,814
 * Del Favero SpA                                                        86,000                  0
 * Ducati Motor Holding SpA                                             112,500            190,822
   Emak                                                                  27,000            107,130
   Erg SpA                                                              124,000            643,619
   Ergo Previdenza SpA                                                   69,200            348,397
   Ericsson SpA                                                          19,800            481,341
   Esprinet                                                               3,700             94,693
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                                     25,000                  0
 * Finarte Casa d'Aste SpA (Milano)                                      56,266            117,359
 * Finarte Partecipazioni Pro Arte SpA                                  242,693             60,948
*# Finmatica SpA                                                         35,900            419,153
 * Fochi (Filippo) SpA                                                  216,000                  0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                                 310,000                  0
   Gabetti Holding SpA                                                   55,000            126,915
   Gefran                                                                11,000             53,139
 * Gemina SpA                                                           282,400            280,971
 * Gerolimich SpA (In Liquidation)                                      297,400                  0
   Gewiss SpA                                                           221,700            980,644
   Giovanni Crespi SpA                                                   21,000             17,797
   Grandi Navi Veloci SpA                                                38,000             77,438
*# Granitifiandre SpA                                                    28,500            245,978
 * Grassetto SpA                                                        279,125                  0
   Gruppo Ceramiche Ricchetti SpA                                       164,000             70,380
 * I Grandi Viaggi SpA                                                   28,100             22,366
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                                         34,500            200,990
*# Immobiliare Lombardia SpA                                            425,000             81,004
   Immsi SpA                                                            287,000            323,392
   Impregilo SpA                                                        532,000            357,124
   Industria Macchine Automatique SpA                                    27,000            349,224
   Industria Romagnola Conduttori
     Elettrici SpA                                                       17,500             52,864
 # Industrie Zignago S. Margherita SpA                                   52,000            771,691
   Interpump Group SpA                                                   64,700            271,451
   Italmobiliare SpA, Milano                                             12,750            583,839
 * Juventus Footbal Club SpA                                             98,000            223,790
 * La Doria SpA                                                          22,000             60,919
 * Lavorwash SpA                                                         10,000             23,495
   Linificio and Canapificio Nazionale SpA                               22,000             45,623
   Maffei SpA                                                            52,500             95,658
 * Mandelli SpA                                                          41,000                  0
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                               138,000          1,511,975
 * Marcolin SpA                                                          35,100             50,995
 * Mariella Burani Fashion Group SpA                                     20,400            188,540
 * Meliorbanca SpA                                                       62,500            319,910
   Merloni Elettrodomestici SpA                                         155,000          2,887,368
 # Milano Assicurazioni SpA                                             266,700            890,364
   Mirato SpA                                                            12,000             87,747
   Monrif SpA                                                           150,000            145,645
 * Montefibre SpA                                                       143,130             75,492
 * NGP SpA                                                               17,891             12,031
   Navigazione Montanari SpA                                             95,200            176,884
 * Necchi SpA                                                           164,250             13,782
 * Negri Bossi SpA                                                       13,700             36,130
 * Olidata SpA                                                           20,000             32,174
 * Opengate Group SpA                                                     4,000              9,158
 * Pagnossin SpA                                                          9,000             19,959
 * Perlier SpA                                                          100,700    $        25,820
   Permasteelisa SpA                                                     21,300            347,247
   Pininfarina SpA                                                       31,285            928,552
 * Pirelli & C.Real Estate SpA                                            9,600            276,762
 * Poligrafici Editoriale SpA                                           132,000            284,817
 * Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                               311,330            312,368
   Premuda SpA                                                           38,700             60,911
 * Ratti SpA                                                             31,768             25,629
 # Recordati Industria
     Chimica e Farmaceutica SpA                                          48,000            922,922
 * Reno de Medici SpA, Milano                                           332,210            297,477
 * Richard-Ginori 1735 SpA                                              128,000            122,749
   Risanamento Napoli SpA                                               212,600            365,708
 * Rodriquez SpA                                                         41,250                  0
 * Roncadin SpA                                                          81,400             47,812
   SAES Getters SpA                                                      14,750            170,977
   SAI SpA (Sta Assicuratrice Industriale),
     Torino                                                              32,500            568,795
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                           65,000            155,834
   SMI STA Metallurgica Italiana SpA                                    565,280            217,514
   SNIA SpA                                                             568,977          1,265,197
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                    85,000             27,460
   Sabaf SpA                                                              8,000            133,586
   Saeco International Group SpA                                        154,000            629,498
 * Schiapparelli 1824 SpA, Milano                                       166,200             26,099
 * Sirti SpA                                                             29,967             54,602
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                           27,170            925,295
 * Societe Sportiva Lazio SpA                                         1,815,000             98,994
   Sogefi SpA                                                           182,500            625,674
   Sol SpA                                                               70,200            302,100
   Stefanel SpA                                                          54,400            118,683
   Targetti Sankey SpA                                                    8,000             29,057
 * Tecnodiffusione Italia SpA                                             3,332             15,737
   Terme Demaniali di Acqui SpA                                         532,000            264,017
 # Tod's Group SpA                                                       23,400            971,657
 * Trevi-Finanziaria Industriale SpA                                     30,000             41,140
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                      113,898                  0
 * Unione Manifatture SpA (In Liquidation)                              156,000                  0
 * Unipar (Unione Nazionale di
     Participazione SpA) (In Liquidation)                               539,000                  0
 * Vemer Siber Group SpA                                                 46,000             50,785
 * Viaggi del Ve                                                         23,000             55,968
   Vianini Industria SpA                                                 52,520            154,245
   Vianini Lavori SpA                                                   180,752          1,115,860
   Vittoria Assicurazioni SpA                                            51,500            305,585
   Zucchi (Vincenzo) SpA                                                144,375            756,167
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $37,718,211)                                                                    43,360,556
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04
     (Cost $0)                                                            1,332                283
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $37,718,211)                                                                    43,360,839
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 * A. Hiestad Holding AG                                                    190    $        66,874
 * AFG Arbonia-Forster Holding AG                                         2,610            300,831
 * Accumulatoren-Fabrik Oerlikon,
     Zuerich                                                                 30             13,344
 * Actelion, Ltd.                                                         4,400            421,205
 * Agie Charmilles Holding AG                                             3,000            148,524
 * Allreal Holding AG                                                     3,657            254,320
   Also Holding AG                                                          268             63,024
 * Amazys Holding AG                                                      1,183             36,147
 * Ascom Holding AG                                                       7,700             72,073
   BHB Beteiligungs und
     Finanzgesellschaft                                                     150              5,095
   BVZ (Brig Visp Zermatt) Holding AG                                       370             73,987
   Bachem AG                                                              3,059            143,163
   Bank Coop AG                                                           5,881          1,046,344
   Bank Sarasin & Cie Series B, Basel                                       274            415,434
 * Banque Cantonale de Geneve                                             1,344            165,827
   Banque Cantonale du Jura                                                 450             73,102
 * Banque Cantonale Vaudoise                                                600             63,123
   Banque Privee Edmond de
     Rothschild SA, Geneve                                                  120          1,141,779
   Barry Callebaut AG                                                     2,326            420,588
   Basellandschaftliche Kantonalbank                                        600            377,808
   Basler Kantonalbank                                                    5,250            332,613
 * Batigroup Holding AG                                                   2,902             25,704
   Belimo Holdings                                                          240             91,714
 * Berna Biotech                                                         13,727            138,043
 * Berner Kantonalbank                                                    2,315            266,381
   Bobst Group SA                                                        18,200            612,430
   Bossard Holding AG                                                     6,350            265,255
   Bucher Industries AG,
     Niederweningen                                                       3,355            456,773
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                     427            278,122
 * Calida Holding AG                                                        396             67,699
 * Carlo Gavazzi Holding AG                                                 910             38,717
 * Charles Voegele Holding AG                                             3,960            240,776
   Cie Financiere Tradition                                               5,202            482,889
   Conzzeta Holdings AG                                                   1,415          1,061,753
 * Crossair AG, Basel                                                    13,517            106,654
   Daetwyler Holding AG, Atldorf                                            348            531,400
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                           8,390          3,920,075
 * ESEC Holding AG                                                          921            138,572
   Edipresse SA, Lausanne                                                   694            319,427
 * Eichhof Holding AG                                                       188            111,835
   Energie Electrique du Simplon SA                                         350             33,437
   Energiedienst Holding AG                                               8,265          2,141,821
   Escor Casino & Entertainment AG                                          744             16,978
   Feintol International Holding AG                                         110             18,975
 * Fischer (Georg) AG, Schaffhausen                                       1,552            265,326
 * Flughafen Zuerich AG                                                   1,842             93,972
 * Forbo Holding AG, Eglisau                                              1,100            306,331
   Fuchs Petrolub AG Oel & Chemie
     Non-Voting                                                           6,003            377,300
   Galenica Holding, Ltd. AG, Bern                                        4,290            580,752
   Geberit AG                                                               870            379,572
   Generale d'Affichage, Geneve                                             290            135,722
 * Generali (Switzerland) Holdings,
     Adliswil                                                             1,670    $       213,155
 * Golay-Buchel Holding SA, Lausanne                                         40             32,490
   Gornergrat Monte Rasa-Bahnen
     Zermatt                                                                 70             47,110
   Gurit-Heberlein AG                                                     1,125            730,147
 * HPI Holding SA                                                         6,000             10,722
   Helvetia Patria Holding                                                2,831            431,421
 * Industrieholding Cham AG, Cham                                           864            151,049
 * Interroll-Holding SA                                                     320             32,180
   Jelmoli Holding AG                                                     1,521          1,423,673
 # Jelmoli Holding AG, Zuerich (Namen)                                    2,835            521,946
   Kaba Holding AG                                                        1,340            253,961
 * Kardex AG, Zuerich                                                     1,039            122,167
 * Kardex AG, Zuerich (Participating)                                       610             72,668
 * Komax Holding AG                                                       1,100             75,094
 * Kudelski SA                                                           13,000            416,834
   Kuoni Reisen Holding AG                                                1,350            438,610
 * Leica Geosystems Holdings AG                                           1,057            165,575
 * Lem Holdings AG, Lyss                                                    270             49,918
   Luzerner Kantonalbank AG                                               3,200            465,375
 * Maag Holding AG, Zuerich                                                 922            123,210
 * Micronas Semi                                                         12,202            556,902
 * Mikron Holding AG, Biel                                                2,652             36,516
 * Mobilezone Holding AG                                                 13,349             25,403
 * Moevenpick-Holding, Zuerich                                            1,320            714,772
   Nobel Biocare Holding AG                                              45,460          4,263,897
   Orell Fuessli Graphische Betriebe AG,
     Zuerich                                                                240            258,803
   Oz Holding AG                                                          4,400            268,890
   PSP Swiss Property AG                                                  3,442            477,272
 * Parco Industriale e Immobiliare SA                                       600              1,624
 * Phoenix Mecano AG, Stein am Rhein                                      2,749            816,585
   Phonak Holding AG                                                     29,137            637,862
 * Publicitas Holding SA, Lausanne                                        1,115            301,883
*# Reg Real Estate Group                                                  8,010            481,448
   Rieters Holdings AG                                                    2,056            439,758
   Roche Holding AG Genusschein                                             800             72,096
   SAIA-Burgess Electronics AG                                              274             96,440
 * SIA Abrasives Holding AG                                                 337             59,698
   Sarna Kunststoff Holding AG                                            1,760            159,292
 * Saurer AG                                                              6,943            308,824
 * Schaffner Holding AG                                                     300             44,789
 * Schweiter Technology AG                                                  500             67,687
   Schweizerhall Holding AG, Basel                                          140            178,693
   Schweizerische National Versicherungs
     Gesellschaft                                                           472            197,166
   Siegfried Holding AG                                                   8,560          1,021,397
   Sig Holding AG                                                         3,000            404,380
 * Sihl                                                                     150                451
   Sika Finanz AG, Baar                                                     925            375,661
   Sopracenerina                                                          2,409            316,797
 * St. Galler Kantonalbank                                                1,596            289,515
   Sulzer AG, Winterthur                                                  1,637            409,655
 * Swiss Prime Site AG                                                    1,492            264,302
 * Swisslog Holding AG                                                    6,810             35,243
   Tamedia AG                                                             4,500            310,160
   Tecan Group AG                                                         5,859            228,655
 * Temenos Group AG                                                      24,359            169,400
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     2,560             71,093

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Unaxis Holding AG                                                      1,000    $       137,694
   Unilabs SA                                                             2,700             55,348
   Valiant Holding AG                                                     6,278            433,436
   Valora Holding AG                                                      1,857            441,007
 * Vaudoise Assurances Holding,
     Lausanne                                                                45             56,741
   Villars Holding SA, Fribourg                                             150             30,169
 * Von Roll Holding AG                                                   23,024             18,167
*# Von Roll Holding AG, Gerlafingen                                      23,024             20,482
   Vontobel Holdings AG                                                  29,250            643,730
 * Walliser Kantonalbank                                                    150             32,606
   Wmh Walter Meier Holding Ag,
     Zuerich                                                              1,000             51,829
   Zehnder Holding AG                                                       193            142,430
   Zschokke Holding SA, Geneve                                              230             79,886
 * Zueblin Holding AG                                                    10,093             71,127
   Zuger Kantonalbank                                                       545          1,079,275
 * Zuger Kantonalbank New Shares                                             45             87,374
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $26,142,712)                                                                    42,661,225
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Fuchs Petrolub AG Oel & Chemie
     7.29% Non-Voting
     (Cost $266,229)                                                      6,003            292,553
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $18,285)                                                                         18,554
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fuchs Petrolub AG Oel & Chemie
     Preferred Rights 12/11/03                                            6,003                  0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/15/03                                                      6,003                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $26,427,226)                                                                    42,972,332
                                                                                   ---------------
GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 * A. Cambas Holding & Real Estate SA                                    36,750            103,084
 * AS Co. S.A.                                                           25,370             50,179
   Aegek                                                                 99,835            238,153
 * Agrotiki Insurance S.A.                                               34,455            235,422
   Aktor Technical Co. S.A.                                             130,640            798,667
   Alco Hellas ABEE S.A.                                                 38,730             75,211
 * Alfa Alfa Energy S.A.                                                  3,810             33,431
   Alfa-Beta Vassilopoulos S.A.                                          12,732            205,429
   Alisida S.A.                                                           2,160              8,286
 * Allatini Industrial & Commercial Co.                                  15,370             35,006
   Alpha Leasing                                                         49,481            323,855
 * Alte Technological Co. S.A.                                           85,048            114,183
 * Altec Information & Communication
     Systems S.A.                                                        80,278             77,947
   Alumil Milonas S.A.                                                   27,516            136,554
 * Aluminum of Attica S.A.                                              104,982            128,361
 * Anek Lines S.A.                                                       60,821             96,967
   Arcadia Metal Industry C. Rokas S.A.                                  22,389            132,044
 * Aspis Bank                                                            45,604            164,000
 * Aspis Pronia General Insurance S.A.                                   48,640    $        87,459
 * Astir Palace Vouliagmenis S.A.                                        44,370            405,288
   Athens Medical Center S.A.                                           104,974            212,661
   Athens Water Supply & Sewage
     Co.S.A.                                                             53,245            404,657
 * Atlantic Super Market S.A.                                            13,640             22,237
   Attica Enterprises S.A. Holdings                                     130,214            540,074
   Attica Publications S.A.                                              16,674             87,945
   Atti-Kat S.A.                                                         88,984            123,734
   Autohellas S.A.                                                       22,490            194,107
   Babis Vovos S.A.                                                      42,412            859,201
 * Balafas Construction Holdings S.A.                                    15,200             24,051
 * Bank of Attica S.A.                                                  105,221            456,594
 * Bank of Greece                                                         2,366            281,349
   Bank of Piraeus S.A.                                                 163,829          1,673,207
   Benrubi S.A.                                                           9,221            112,966
 * Betanet S.A.                                                          11,220             57,834
 * Bitros Holdings S.A.                                                  19,302             69,182
 * Byte Computers S.A.                                                   17,230             69,398
   Chipita S.A.                                                          46,325            207,686
   Commercial Bank of Greece                                              1,960             41,304
 * Compucon Computer Applications S.A.                                   11,260             22,001
 * Computer Peripherals International S.A.                                9,110             22,496
 * Cyclon Hellas S.A.                                                    18,131             25,212
 * Daios Plastics S.A.                                                   16,350             64,285
   Delta Holdings S.A.                                                   33,747            242,720
   Dionic SA                                                             12,948             15,987
 * Domiki Krittis S.A.                                                   11,820             63,193
   Edrassi C. Psallidas S.A.                                             15,554             37,849
   Egnatia Bank S.A.                                                    106,477            351,001
   El. D. Mouzakis S.A.                                                  31,653             59,191
   Elais Oleaginous Production S.A.                                      16,707            303,611
 * Elbisco Holding S.A.                                                  56,000            441,706
   Elektrak SA                                                           14,040             35,680
 * Elektroniki of Athens S.A.                                            21,560             82,702
 * Elgeka S.A.                                                           18,590            128,803
   Elmec Sport S.A.                                                      64,256            181,009
 * Elton S.A.                                                             9,320             94,963
 * Etba Leasing S.A.                                                     17,297             43,127
 * Ethniki General Insurance Co. S.A.                                    71,719            476,281
 * Etma Rayon S.A.                                                       11,242             19,540
 * Euro Reliance General Insurance                                       14,830             40,887
 * Eurodrip S.A.                                                         11,620             68,810
 * Euromedica S.A.                                                       33,300             83,028
 * Europaiki Techniki                                                    32,750             34,940
   Everest S.A.                                                          30,730            116,404
 * Evrofarma S.A.                                                         9,500             26,078
 * F.G. Europe SA Common Registered
     Shares                                                               4,536             20,118
 * Fanco S.A.                                                            10,110             31,025
 * Forthnet S.A.                                                         17,510            107,887
   Fourlis S.A.                                                          56,610            166,257
   Frigoglass S.A.                                                       49,990            212,132
 * G.Polyhronos S.A.                                                     10,580             22,321
 * Galaxidi Fish S.A.                                                    12,940             18,924
   General Construction Co. S.A.                                         34,649            297,388
   General Commercial and Industry                                       24,060             27,111
 * General Hellenic Bank                                                 31,139            217,990
   Germanos S.A.                                                         49,650          1,176,049
 * Gianoussis S.A.                                                       13,604             96,540
   Gnomon Construction S.A.                                              23,297             21,504

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Goody's S.A.                                                          17,740    $       266,668
   Halkor S.A.                                                          121,226            273,195
   Hatziioannou S.A.                                                     44,200            115,504
   Hellas Can Packaging Manufacturers S.A.                               27,902            189,309
   Hellenic Cables S.A.                                                  26,908             46,125
   Hellenic Duty Free Shops S.A.                                         65,840          1,163,340
   Hellenic Fabrics S.A.                                                 17,110             58,659
   Hellenic Sugar Industry S.A.                                          35,750            228,843
   Hellenic Technodomiki S.A.                                           124,106            731,943
   Heracles General Cement Co.                                           71,083            628,842
   Hermes Real Estate S.A.                                               23,136            124,247
 * Hippotour S.A.                                                        12,155             25,936
   Hyatt Regency S.A.                                                   105,000            964,134
 * Iaso S.A.                                                             49,300            301,395
 * Iktinos Hellas S.A.                                                    6,500             23,375
   Inform P. Lykos S.A.                                                  20,610            110,188
 * Informatics SA                                                        18,890             43,023
 * Intersat S.A.                                                         19,392              7,206
   Intertech S.A.                                                        12,236             48,990
 * Intracom Constructions S.A.                                           30,520             73,902
   Intracom S.A.                                                        161,516          1,041,639
 * Ionian Hotel Enterprises                                              16,754            249,436
 * J Boutaris & Son Holding S.A.                                         28,150             46,229
   J&P-Avax S.A.                                                         91,496            541,812
   Kalpinis Simos Steel Service Center                                   12,432             45,602
   Karelia Tobacco Co., Inc. S.A.                                         2,160            137,282
   Kathimerini S.A.                                                      21,240            188,411
   Katselis Sons S.A.                                                     9,000             80,051
 * Kego S.A.                                                             21,670             48,576
 * Kekrops S.A.                                                           2,244             69,347
 * Keramia-Allatini S.A. Industrielle
     Commerciale & Technique                                             10,368             38,777
 * Klonatex Group S.A. Bearer Shares                                     20,351             86,847
 * Kordellou Brothers S.A.                                               12,300             24,770
 * Kotsovolos SA                                                          2,872             12,256
 * Lambrakis Press S.A.                                                  94,120            595,710
 * Lampsa Hotel Co.                                                      19,051            157,575
   Lavipharm S.A.                                                        39,294             75,364
 * Lazarides Vineyards S.A.                                              16,660             54,720
   Light Metals Industry                                                 37,502            111,937
 * Logic Dis S.A.                                                        77,230             78,691
   Loulis Mills S.A.                                                     15,382             58,267
 * MLS Multimedia S.A.                                                    8,300             37,410
   Mailis (M.J.) S.A.                                                    90,804            333,078
 * Maritime Company of Lesvos S.A.                                       30,753             25,436
 * Maxim Knitwear Factory C.M.                                           16,360             20,003
 * Medicon Hellas S.A.                                                    2,600             23,811
   Mesochoritis Bros. Construction Co.                                   23,700             22,160
   Metka S.A.                                                            36,270            195,650
   Michaniki S.A.                                                        98,065            315,042
   Minerva Knitwear                                                       5,140             19,717
 * Minoan Lines S.A.                                                     77,309            164,957
   Mochlos S.A.                                                          46,265             44,368
 * Motor Oil (Hellas) Corinth
     Refineries S.A.                                                    138,470          1,161,912
   Mytilineos Holdings S.A.                                              47,000            299,729
 * N. Levederis S.A.                                                      8,355              7,812
   N.B.G. Real Estate Development Co.                                   122,710            770,780
 * Naoussa Spinning Mills S.A.                                           21,832             91,074
 * Naytemporiki S.A.                                                     26,080            152,562
 * Neorion-Syro's Shipyards S.A.                                         27,210    $       116,770
 * Nexans Hellas S.A.                                                     3,003             10,475
   Nikas S.A.                                                            25,287            203,698
   Notos Com.Holdings S.A.                                               85,974            358,646
 * O. Daring Sain                                                         7,760              4,093
   Pantechniki S.A.                                                      50,460            123,395
 * Pegasus Publishing & Printing S.A.                                    58,590            176,988
 * Persefs S.A. Health Care                                              19,660            102,280
 * Persefs S.A. Health Care New Shares                                    3,932             20,456
   Petros Petropoulos SA                                                  7,360             52,936
 * Petzetakis S.A.                                                       22,560             67,879
 * Pilias S.A.                                                          103,584             52,151
 * Pipeworks L. Girakian Profil S.A.                                     11,730             18,279
 * Promota Hellas S.A.                                                   26,580             53,528
 * Proodeftiki Technical Co.                                             32,257             32,867
   Rilken S.A.                                                            1,982             18,627
 * Sanyo Hellas S.A.                                                     59,251            128,556
   Sarantis S.A.                                                         43,940            166,443
 * Sato S.A.                                                             28,850             35,275
   Selected Textile Industry Assoc. S.A.                                 44,649             63,691
   Sfakianakis S.A.                                                      13,390             47,029
 * Sheet Steel S.A.                                                      25,850             19,832
 * Shelman                                                               38,042             68,403
   Silver and Baryte Ores Mining Co. S.A.                                34,961            260,672
   Singular S.A.                                                         54,600            149,881
   Spyroy Agricultural House S.A.                                        22,258             33,352
 * Stabilton S.A.                                                        27,530              2,640
   Strintzis Shipping Lines S.A.                                        131,240            209,236
   Technical Olympic S.A.                                               165,620            829,867
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    13,910             10,505
   Teletypos S.A. Mega Channel                                           36,227            226,685
   Terna Tourist Technical &
     Maritime S.A.                                                       57,450            512,368
 * Themeliodomi                                                          37,422            106,315
   Thrace Plastics Co. S.A.                                              45,500             64,905
   Uncle Stathis S.A.                                                    10,999             81,482
   Unisystems S.A.                                                       41,820             97,755
 * Vardas S.A.                                                           13,780             54,511
 * Varvaressos S.A. European
     Spinning Mills                                                       7,200             15,535
   Veterin                                                               18,984             88,296
   Viohalco                                                             249,335          1,309,112
   Vioter S.A.                                                           61,470            103,160
 * Vis Container Manufacturing Co.                                        4,259             16,235
   Zampa S.A.                                                               830             11,740
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $30,722,465)                                                                    33,364,636
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A.
   (Cost $8,591)                                                          3,196              9,961
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $30,731,056)                                                                    33,374,597
                                                                                   ---------------
SWEDEN -- (6.3%)
COMMON STOCKS -- (6.3%)
 * ADCore AB                                                                 50                107
 * Active Biotech AB Series A                                             4,160             27,803
 * Active Biotech AB Series B                                            20,080            150,146

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Addtech AB Series B                                                   12,800    $        65,219
 * Alfaskop AB                                                            3,200                339
   Angpannefoereningen AB Series B                                       10,800            165,800
*# Anoto Group AB                                                        83,833            184,173
   Axfood AB                                                             49,500          1,100,569
*# Axis AB                                                               42,700             88,722
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            41,800             69,150
   Beiger Electronics AB                                                 11,700            109,938
   Beijer AB Series B                                                    11,700            120,003
   Beijer Alma AB Series B                                               10,400             89,464
   Bergman & Beving AB Series B                                          36,200            221,337
 # Biacore International AB                                               7,850            180,249
   Bilia AB Series A                                                    116,725          1,421,198
   Billerud AB                                                           38,800            575,112
 * Boliden AB                                                            53,200            239,383
 * Bong Ljungdahl AB                                                      9,000             28,586
 * Boras Waefveri AB Series B                                             8,600             40,860
 * Boss Media AB                                                         25,500             72,557
 * Capio AB                                                              48,100            350,115
   Capona AB                                                             19,000            143,328
   Carbo AB                                                              27,800            702,718
   Castellum AB                                                          39,900            844,881
   Cloetta AB Series B                                                   15,600            355,104
 * Concordia Maritime AB Series B                                        37,300             72,072
 * Connecta AB                                                              250                208
   D. Carnegie & Co. AB                                                  62,000            562,063
 * Digital Illusions AB Series A                                          5,000             30,638
 * Doro Telefoni AB Series A                                              2,900              3,493
   Drott Series AB                                                       85,400          1,497,534
 * Duroc AB Series B                                                      2,700              4,645
 * Elekta AB                                                             24,800            466,061
 * Enea Data AB Series B                                                440,000            142,666
   Eniro AB                                                              51,300            458,273
   Fagerhult AB                                                           2,900             37,612
 * Fagerlid Industrier AB                                                 8,600                  0
*# Finnveden AB                                                          57,000            338,707
 * Frontec AB Series B                                                   18,200             13,007
   Getinge AB                                                           176,604          1,659,441
   Geveko AB Series B                                                     8,300            157,079
 * Glocalnet AB                                                         129,100             80,131
   Gorthon Lines AB Series B                                             41,800            106,767
   Gunnebo AB                                                            17,100            423,195
   HL Display AB Series B                                                 4,200             58,363
   Haldex AB                                                             39,000            505,817
   Heba Fastighets AB Series B                                            4,300             51,217
   Hexagon AB Series B                                                    3,572             92,183
 * Hiq International AB                                                  21,500             36,990
   Hoganas AB Series B                                                   31,700            656,563
 * IBS AB Series B                                                       65,200            114,763
 * Industrial & Financial Systems AB
     Series B                                                            29,700             30,462
 * Industrifoervaltnings AB Skandigen                                    21,400             55,227
 * Intentia International AB Series B                                    75,420             69,370
 * Intrum Justitia AB                                                    52,600            263,136
   Karlshamns AB                                                         14,900            182,403
   Kinnevik Industrifoervaltnings AB
     Series B                                                            44,400          1,325,050
   Klippans Finpappersbruk AB                                             5,800             13,279
 * Klovern AB B Shares                                                   23,226             50,410
   Kungsleden AB                                                         17,600            449,545
 * LGP Allgon Holding AB                                                 41,280    $       244,749
   Lagercrantz Group AB Series B                                         12,800             38,962
   Lindex AB                                                             16,100            485,807
   Ljungberg Gruppen AB Series B                                          3,800             50,291
 * Lundin Petroleum AB                                                  154,000            468,761
 * Mandator AB                                                            6,840              1,530
 * Meda AB Series A                                                       6,625            114,858
*# Medivir Series B                                                       4,900             68,739
*# Micronic Laser Systems AB                                             27,200            269,981
*# Modern Times Group AB Series B                                        41,100            824,057
   NCC AB Series B                                                       38,200            272,998
 * Net Insight AB Series B                                              111,400             19,903
   New Wave Group AB Series B                                             9,000            172,113
   Nibe Industrier AB                                                    12,200            196,980
   Nolato AB Series B                                                    42,840            273,842
   OEM International AB Series B                                          7,100             87,386
 # OMHEX AB                                                              78,100            878,563
   Observer AB                                                          137,856            611,186
   Orc Software AB                                                       10,500            126,454
 * Ortivus AB                                                             5,900             24,596
   PEAB AB Series B                                                      62,600            339,673
   Pandox Hotelfastigheter AB                                            20,100            289,952
 * Partnertech AB                                                         3,800             17,350
 * Pergo AB                                                              43,300             87,103
   Poolia AB Series B                                                    18,150             55,727
 * Prevas AB Series B                                                    16,000             19,693
 * Pricer AB Series B                                                    91,000              6,744
 * Proact It Group AB                                                    15,000             48,438
   Proffice AB                                                           72,800            202,327
 * Protect Data AB                                                        6,500             23,226
 * PyroSequencing AB                                                     21,500             33,860
*# Q-Med AB                                                              20,000            423,499
 * Readsoft AB Series B                                                  17,800             27,797
   Rottneros Bruk AB                                                    366,600            409,970
   SSAB Swedish Steel Series A                                           60,300            993,550
   SSAB Swedish Steel Series B                                           17,100            270,437
   Sardus AB                                                              5,700             75,813
 * Scribona AB Series A                                                  40,100             71,113
 * Scribona AB Series B                                                  31,700             57,056
 * Semcon AB                                                             18,300             39,235
 * Sigma AB Series B                                                     25,800             13,214
 * Skistar AB                                                             5,600            138,590
 * Song Network Holding                                                  43,845            356,860
   Sweco AB Series B                                                     23,450            204,828
 * Switchcore AB                                                         72,020             37,363
   TV 4 AB Series A                                                       7,000            134,329
 # Teleca AB Series B                                                    41,200            212,104
 * Telelogic AB                                                         162,400            270,807
 * Ticket Travel Group AB                                                 4,500              5,777
   Trelleborg AB Series B                                                75,400          1,167,509
 * WM-Data AB Series B                                                  275,800            558,455
   Wallenstam Byggnads AB Series B                                       16,700            363,568
 * Wedins Norden AB Series B                                            280,000             72,260
 * Westergyllen AB Series B                                               4,300             29,877
   Whilborg Fastigheter AB Class B                                       57,960            690,357
 * Wilh. Sonesson AB Series A                                             4,160              8,809
 * Wilh. Sonesson AB Series B                                             4,160              8,919
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,256,079)                                                                    30,353,176
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Pricer AB Rights 12/09/03
     (Cost $0)                                                           91,000    $           602
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $21,256,079)                                                                    30,353,778
                                                                                   ---------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 * AFC Ajax NV                                                           10,787             65,300
   AM NV                                                                 63,300            469,693
*# ASM International NV                                                  35,850            678,994
   Aalberts Industries NV                                                25,910            661,556
   Accell Group NV                                                        5,010            135,126
 * Airspray NV                                                            3,800             83,815
   Arcadis NV                                                            14,000            152,717
 * Atag Group NV                                                          4,630              1,609
   Athlon Groep NV                                                       34,250            574,788
   Batenburg Beheer NV                                                    3,000            100,333
 * Begemann Groep NV                                                     11,909             57,102
 * Begemann Groep NV Series B                                            13,451              9,352
 * Beter Bed Holding NV                                                   4,900             48,165
   Boskalis Westminster NV                                               51,300          1,271,708
 * Brunel International NV                                               12,000             78,397
   Buhrmann NV                                                           99,080            752,999
 * Copaco NV                                                              7,000             26,432
 * Crucell NV                                                            26,050            129,279
   Delft Instruments NV                                                  13,336            229,402
*# Draka Holding NV                                                      14,287            257,920
 * Econosto NV                                                           17,305             28,004
   Eriks Group NV                                                         9,032            303,044
 * Exact Holding NV                                                      16,800            427,945
   Fornix Biosciences NV                                                  2,531             40,534
 * Fox Kids Europe NV                                                    56,900            402,424
   Gamma Holding NV                                                      15,705            652,320
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                                           12,000            194,193
*# Getronics NV                                                         240,180            495,205
   Grolsche NV                                                           32,100            875,399
   Grontmij NV                                                            2,053             51,951
 # Hagemeyer NV                                                          75,500            208,158
   Heijmans NV                                                           15,477            320,033
   ICT Automatisering NV                                                  5,800             80,094
 # Imtech NV                                                             28,645            631,809
 * Ispat International NV                                                65,245            453,622
   KLM (Koninklijke Luchtvaart Mij) NV                                   24,800            392,117
   Kas Bank NV                                                           42,888            797,897
 * Kendrion NV                                                           21,454            106,213
   Koninklijke Bam NV                                                    25,037            655,472
   Koninklijke Frans Maas Groep NV                                       12,349            373,777
   Koninklijke Nedlloyd NV                                               23,472            777,973
 # Koninklijke Ten Cate NV                                               11,088            470,119
   Koninklijke Vendex KBB NV                                             68,200            884,568
 # Koninklijke Vopak NV                                                  43,400            780,370
*# Laurus NV                                                            416,097            673,361
   MacIntosh NV                                                          15,590            271,912
 * Maverix Capital NV                                                     1,500             68,327
 * NH Hoteles                                                            21,703            254,956
 # NV Holdingsmij de Telegraaf                                           38,050            812,796
   Nederlandsche Apparatenfabriek                                        14,000            322,217
 * New Skies Satellites NV                                               94,650            654,660
   Nutreco Holding NV                                                    24,583            670,403
   Oce NV                                                                60,200    $       860,186
   Opg Groep NV Series A                                                 10,100            385,733
*# Petroplus International NV                                            22,363            173,442
 * Pinkroccade NV                                                        16,700            200,587
   Randstad Holdings NV                                                  42,700            852,239
   Reesink NV                                                             2,050            119,183
   Roto Smeets de Boer NV                                                 2,640             82,597
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                        40,800            110,043
 * SNT Groep NV                                                           9,400            141,977
 * Samas-Groep NV, Zaandam                                               24,184            127,846
 * Scala Business Solutions NV                                           12,100             44,674
 * Semiconductor Industries NV                                           21,900            161,188
   Sligro Food Group Beheer                                              14,528            426,669
   Smit Internationale NV                                                20,578            604,103
   Stern Groep NV                                                         1,236             43,560
   Stork NV                                                              22,700            440,003
 * Textielgroep Twenthe NV                                                1,000              2,997
 * Tulip Computers NV                                                    53,860             17,432
   Twentsche Kabel Holding NV                                            18,244            413,334
   United Services Group NV                                              15,565            314,390
   Univar NV                                                              7,050            111,976
   Van Der Mollen Holding NV                                             57,660            411,255
   Vedior NV                                                             74,880          1,133,675
 * Versatel Telecom International NV                                    336,600            685,934
 * Wegener Arcade NV                                                     70,830            596,887
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $19,502,763)                                                                    28,378,470
                                                                                   ---------------
SPAIN -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Abengoa SA                                                            56,900            402,424
   Adolfo Dominguez SA                                                    3,700             64,400
   Aldeasa SA                                                            13,200            307,128
 * Amper SA                                                              56,800            260,775
 * Avanzit SA                                                            17,275             54,669
*# Azkoyen SA                                                            52,500            257,396
   Banco de Andalucia                                                     9,800            822,325
   Banco de Credito Balear SA                                            35,424            721,882
   Banco de Valencia SA                                                 188,053          3,345,288
   Banco Guipuzcoano SA                                                  21,194            495,412
   Banco Pastor SA                                                       34,300          1,008,170
 * Baron de Ley SA                                                        4,200            188,195
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                    7,500            543,921
   Campofrio Alimentacion SA                                             92,800          1,007,849
   Cementos Portland SA                                                  16,881            910,605
   Compania de Distribucion Integral
     Logista SA                                                          29,600            830,285
   Cortefiel SA                                                          49,200            415,790
 * Dogi International Fabrics SA                                          4,000             17,981
   Elecnor SA                                                            18,300            743,653
 * Ercros SA                                                            100,518             44,583
 * Espanola del Zinc SA                                                  29,250             52,945
 * Estacionamientos Urbanos SA                                            4,200                  0
 # Europistas Concesionaria
     Espanola SA                                                        174,940          1,042,233
   Faes Farma SA                                                         27,111            384,784
   Funespana SA                                                           4,500             27,511
   Grupo Empresarial Ence SA                                             16,040            324,945
*# Grupo Picking Pack SA                                                145,775             83,877

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hullas del Coto Cortes                                                 8,666    $       105,959
   Iberpapel Gestion SA                                                   6,700            122,881
   Inbesos SA                                                             8,050             31,941
 * Indo Internacional SA                                                 33,600            149,025
   Indra Sistemas SA                                                     75,200            905,948
   Inmobiliaria Colonial SA ICSA                                         35,200            754,448
   Inmobiliaria del Sur SA                                                  331             54,755
 * Inmobiliaria del Sur SA Issue 2003                                        47              7,775
   Inmobiliaria Urbis SA                                                 80,282            731,394
 * LSB (La Seda de Barcelona SA)
     Series B                                                            25,200             54,676
   Lingotes Especiales SA                                                22,080            126,781
 * Mecalux SA                                                             9,500             39,288
   Metrovacesa SA                                                        14,187            432,144
 * Nicolas Correa SA                                                     15,750             53,808
   Obrascon Huarte Lain SA                                               53,992            345,613
 * Parques Reunidos SA                                                   15,300            114,078
   Pescanova SA                                                          26,443            405,416
   Prosegur Cia de Seguridad SA                                          38,800            637,194
   Recoletos Grupo de
     Comunicacion SA                                                     82,300            695,518
 * SOS Cuetara SA                                                        10,400            263,671
 * Sogecable SA                                                          34,600          1,032,749
 # Sol Melia SA                                                         112,700            801,121
   Tavex Algodonera SA                                                   31,944            125,215
 * Tecnocom Telecomunicaciones y
     Energia SA                                                           6,300             33,757
*# Tele Pizza SA                                                        122,900            206,253
   Transportes Azkar, SA                                                 26,700            162,910
   Tubacex SA                                                            73,130            125,358
   Unipapel SA                                                           34,946            627,103
 * Unipapel SA Shares Issue                                               6,989            125,417
 # Uralita SA                                                           112,831            988,702
   Vidrala SA, Alava                                                     47,040            670,453
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           97,492            816,894
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $14,981,913)                                                                    26,107,271
                                                                                   ---------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
   Alandsbanken AB Series B                                               1,700             39,534
 * Aldata Solutions Oyj                                                  56,965            132,474
   Alma Media Oyj                                                         7,797            261,233
 * Amanda Capital Oyj                                                    51,210             11,050
   Amer-Yhtymae Oyj Series A                                             22,120            925,401
 * Aspo P.L.C.                                                            7,050            117,892
   Aspocomp Group P.L.C.                                                 12,738            157,274
 * Basware Oyj                                                            7,050             46,481
 * Benefon Oy                                                             1,900                934
 * Biotie Therapies Oyj                                                  39,754             38,600
   Capman Oyj Series B                                                   12,485             27,238
*# Comptel Oyj                                                           92,066            257,143
   Elcoteq Network Corp.                                                 16,210            322,560
 * Elektrobit Group Oyj                                                 571,957            377,090
 * Elisa Communications Corp.                                            74,525          1,022,885
 * Eq Online Oyj                                                          7,100             18,384
 * Evox Rifa Group Oyj                                                   51,210              8,594
*# F-Secure Oyj                                                         124,968            212,719
   Finnair Oyj                                                           77,910            501,518
   Finnlines Oyj                                                         30,280          1,041,372
 # Fiskars Oy AB Series A                                                32,370    $       422,950
   HK Ruokatalo Oy Series A                                              16,370            130,494
 # Huhtamaki Van Leer Oyj                                                92,100          1,017,911
   Ilkka-Yhtyma Oyj                                                       1,890             67,968
 # J.W. Suominen Yhtyma Oy                                               11,970             95,419
   Jaakko Poyry Group Oyj                                                12,500            329,649
   KCI Konecranes International Oyj                                      13,800            443,998
   Kemira Oyj                                                           118,400          1,298,650
   Kesko Oyj                                                             32,060            557,251
   Laennen Tehtaat Oy                                                     3,930             55,166
   Lassila & Tikanoja Oyj                                                14,350            471,671
   Lemminkainen Oy                                                       14,600            358,778
   Martela Oy                                                               530              8,675
   Metsaemarkka Oyj Series B                                                700              5,454
   New Kyro Corp. Oyj                                                    36,470            349,740
   Nokian Renkaat Oyj                                                     9,700            759,284
   Nordic Aluminium Oy                                                    1,900             18,335
 * Okmetic Oyj                                                            9,794             41,091
   Okobank Class A                                                       33,440            709,110
   Olvi Oyj Series A                                                      3,320             57,269
   Orion-Yhtyma Oyj Series A                                             20,590            459,080
   Orion-Yhtyma Oyj Series B                                             30,460            681,335
   Outokumpu Oyj Series A                                                21,100            282,018
   Oy Stockmann AB Series B                                              24,300            583,454
   PK Cables Oyj                                                          4,760            128,669
 # Perlos P.L.C. Warrants 04/04/04                                       47,791            361,489
   Pohjola Group P.L.C. Series D                                         46,185          1,137,158
 * Polar Real Estate Corp. Series K                                     154,810            142,892
   Ponsse Oyj                                                             6,300            136,313
 * Proha Oyj                                                             30,082             27,406
   Raisio Group P.L.C. Series V                                         118,423            191,641
   Rakentajain Koneuvokrammo Oy                                          10,260             70,965
 * Ramirent Oyj                                                           5,420             93,883
   Rapala VMC Oyj                                                        30,970            197,502
 * Rautaruukki Oyj Series K                                             126,380            931,693
   Rocla Oy                                                               1,300             10,753
 * Saunalahti Group Oyj                                                  92,364            117,362
 * Scanfil Oyj                                                           55,249            390,747
   Sponda Oyj                                                            71,121            549,891
   Stockmann Oyj AB                                                      20,480            491,489
 * Stonesoft Corp.                                                       49,279             40,169
 * Suominen Corp. Issue 2003 Shares                                       5,985             42,687
 * Sysopen P.L.C.                                                         7,720             39,330
   Talentum Oyj                                                          18,300            103,541
 * Tecnomen Holding Oyj                                                  36,470             53,773
   Teleste Corp. Oyi                                                     11,499             81,326
   Uponor Oyj Series A                                                   34,000            988,348
 * Vacon Oyj                                                             12,497            145,310
   Vaisala Oy Series A                                                   12,650            356,351
   Viking Line AB                                                         3,240             89,756
 # Wartsila Corp. Oyj Series B                                           40,160            746,182
   Yit-Yhtymae Oyj                                                       26,854            856,269
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $15,188,165)                                                                    23,248,021
                                                                                   ---------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)
 * Aker Kvaerner ASA                                                     67,930          1,124,959
   Aktiv Kapital ASA                                                     48,017            436,298
   Arendals Fosse Kompani ASA                                               100              8,354
 * Avantor Financial Corp.                                               13,270            115,227

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Blom ASA                                                              18,367    $         3,311
 # Bonheur ASA                                                            9,800            213,998
 * C. Tybring-Gjedde ASA                                              1,451,452             53,179
 * Choice Hotel Scandinavia ASA                                          27,740             74,803
 * Corrocean ASA                                                         19,321              8,070
 * DOF ASA                                                               97,006            181,972
   Den Norske Oljeselkapet                                               85,320            325,103
*# EDB Elektronisk Data Behandling ASA                                  137,617            780,512
   Ekornes ASA                                                           52,390            905,998
*# Eltek ASA                                                             40,842            298,080
 * Expert ASA                                                            48,758            242,953
   Farstad Shipping ASA                                                  60,790            512,267
 * Fjord Seafood ASA                                                    629,483            302,590
*# Fred Olsen Energy ASA                                                 91,600            322,184
   Ganger Rolf ASA                                                        6,690            127,458
 * Gresvig ASA                                                            4,590             16,884
 * Hafslund ASA                                                          58,700            302,815
 * Home Invest ASA                                                       15,077             11,048
 * Industrifinans Naeringseiendom ASA                                     7,582             11,112
 * Kenor ASA                                                            175,716            157,601
 # Kongsberg Gruppen ASA                                                 45,600            681,650
 # Kverneland ASA                                                        16,160            168,150
 * Merkantildata ASA                                                    320,521            230,170
 * Natural ASA                                                           10,143             63,622
*# Nera ASA                                                             187,753            398,980
 * Nordic VLSI ASA                                                        5,000             52,759
*# Ocean Rig ASA                                                         66,031            109,351
 # Odfjell ASA Series A                                                  24,910            489,187
   Olav Thon Eiendomsselskap ASA                                          8,320            347,508
 * P4 Radio Hele Norge ASA                                               32,200             17,932
*# Photocure ASA                                                         26,690            176,018
   Prosafe ASA                                                           51,530            977,972
 # Rieber and Son ASA Series A                                           63,654            471,101
   Schibsted ASA                                                         96,160          1,634,741
 * Sinvest ASA                                                          270,349              3,566
 # Smedvig ASA Series A                                                  83,580            563,452
 * Software Innovation ASA                                               13,423             40,327
   Solstad Offshore ASA                                                  54,100            329,035
 * Steen and Stroem ASA                                                  19,512            353,155
 * Storebrand ASA                                                       183,330          1,120,382
 * Tandberg ASA Series A                                                200,080          1,451,461
*# Tandberg Data ASA                                                     58,950            161,556
 * Tandberg Storage ASA                                                  48,450             10,367
 * Tandberg Television ASA                                               76,230            318,396
 * Telecomputing ASA                                                     44,963             74,461
*# Tgs-Nopec Geophysical Co. ASA                                         34,410            403,433
   Tomra Systems ASA                                                    271,280          1,538,599
 * Unit 4 Agresso NV                                                      4,620             46,718
   Veidekke ASA                                                          21,846            168,085
   Visma ASA                                                             47,393            475,775
   Wilhelmshaven (Wilhelm), Ltd. ASA                                     28,000            718,113
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,368,700)                                                                    20,132,798
                                                                                   ---------------
BONDS -- (0.0%)
  Aker RGI Holding ASA
    ***4.660%, 12/05/03
       (Cost $297,547)                                                    2,010            176,761
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
  (Cost $1,415)                                                                              1,423
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $17,667,662)                                                               $    20,310,982
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 # AS Dampskibsselsk Torm                                                19,830            466,467
   Aarhus Oliefabrik A.S. Aeries A                                        4,350            220,072
 * Alm. Brand A.S.                                                       24,360            525,930
 # Amagerbanken A.S.                                                      2,394            235,288
   Ambu International A.S. Series B                                         150             15,709
   Amtssparekassen Fyn A.S.                                               1,968            221,640
   Bang & Olufsen Holding A.S. Series B                                  13,387            506,870
   Brodrene Hartmann A.S. Series B                                        5,865            123,790
   Bryggerigruppen A.S.                                                   6,015            334,349
   Christian Hansen Holding A.S. Series B                                10,030            555,911
*# Codan A.S.                                                            43,400          1,363,546
   DFDS A.S., Copenhagen                                                  8,710            252,602
   DSV, De Sammensluttede
     Vognmaend A.S.                                                      22,630            886,005
   Dalhoff, Larsen & Hornemann A.S
     Series B                                                             1,370             54,742
   Danware                                                                4,185             65,742
   DiskontoBanken A.S.                                                      535             94,387
 # East Asiatic Co., Ltd.                                                22,723            867,680
   Edb Gruppen A.S.                                                       3,230             62,450
 * FLS Industries                                                        54,980            589,077
 * Fimiston Resources & Technology Ltd.                                     400              3,512
   Fluegger A.S. Series B                                                 2,338            108,865
 * Foras Holding A.S. Series A                                            7,082             65,610
   Forstaedernes Bank                                                     3,547            169,732
 * GN Great Nordic A.S.                                                 210,980          1,339,316
 * Genmab A.S.                                                           25,029            217,762
 * Glunz & Jensen A.S.                                                    1,470             11,369
   H&H International A.S. Series B                                        1,000            191,731
 * Harboes Bryggeri A.S.                                                    260             51,107
   Hojgaard Holding A.S. Series B                                         2,500             60,419
 * IC Co. A.S.                                                            3,510             24,318
 * Incentive A.S.                                                         3,575             10,656
 * Junckers (F.) Industrier A.S.                                            860              8,175
 * Jyske Bank A.S.                                                       37,760          1,794,732
   Kjobenhavns Sommer Tivoli A.S.                                           190             41,633
   Koebenhavns Lufthavne                                                  9,910          1,093,729
   Kompan A.S.                                                              230             25,384
   NKT Holding A.S.                                                      27,245            502,618
 * NTR Holdings A.S.                                                      1,130              6,918
*# Neg Micon A.S.                                                        29,108            314,219
 * Neurosearch A.S.                                                       7,710            207,451
   Per Aarsleff A.S. Series B                                             1,545             46,301
 * Pharmexa A.S.                                                          3,235             16,679
*# RTX Telecom A.S.                                                       8,400             78,497
   Radiometer A.S. Series B                                               9,188            618,789
   Ringkjobing Bank                                                       1,670            100,362
 * Ringkjobing Landbobank                                                 1,400            322,559
   Rockwool, Ltd.                                                         3,820             93,552
 * SAS Danmark A.S.                                                      34,300            339,872
   Sanistal A.S. Series B                                                 1,786             86,327
   Satair A.S.                                                            1,350             23,491
   Schouw & Co. A.S.                                                     13,585            227,635
   Simcorp A.S.                                                           5,240            195,869
   Sjaelso Gruppen A.S.                                                   2,388            159,672
 * Sondagsavisen A.S.                                                    21,165             85,252
   Spar Nord Holding                                                      4,973            394,211
   Sydbank A.S.                                                           8,172            979,596

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * TK Development                                                        12,478    $        34,177
   Thrane & Thrane A.S.                                                   4,208            113,902
 * Topdanmark A.S.                                                       28,300          1,431,732
   Treka A.S.                                                             8,498            134,180
   VT Holdings Shares B                                                   3,130            132,631
   Vestas Wind Systems A.S.                                              27,377            412,423
   Vestjysk Bank A.S.                                                     1,080            288,157
 * Wessel & Vett Magasin du Nord A.S
     Series C                                                             2,102             46,398
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $14,772,800)                                                                    20,053,777
                                                                                   ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Abfin SA                                                               2,560                  0
   Ackermans & Van Haaren SA                                             24,280            520,980
 * Arinso International NV                                               10,630            152,272
   BMT NV                                                                 2,040            194,409
   Banque Nationale de Belgique                                             710          3,045,216
   Barco (New) NV                                                         8,970            711,282
   Bekaert SA                                                            14,610            817,874
   Brantano NV                                                            2,060             66,920
 * Brederode SA                                                          12,180            228,643
   CFE (Compagnie Francois
     d'Entreprises)                                                       2,080            501,163
   Carrieres Unies Porphyre                                                  20             29,944
   Cie Martime Belge SA                                                   5,320            315,034
   Cofinimmo SA                                                           6,423            829,996
   Commerciale de Brasserie SA
     COBRHA                                                                 115             96,497
 # D'Ieteren SA                                                           3,830            815,382
   Deceuninck SA                                                         63,700          1,947,148
 * Docpharma SA NV                                                        2,950             94,594
 * Duvel Moorgat NV                                                       3,870            101,178
 * EVS Broadcast Equipment SA                                             1,100             44,832
 * Exmar NV                                                               3,080            123,684
   Floridienne NV                                                         2,033            118,195
   Glaces de Moustier-sur-Sambre SA                                      13,370            405,642
   Immobel (Cie Immobiliere de
     Belgique SA)                                                         4,600            182,518
 * Ion Beam Application SA                                               17,780             86,319
 * Ipso-Ilg SA                                                            5,990             43,082
 * Kinepolis Group NV                                                     5,020             90,264
   Melexis NV                                                            33,050            369,238
   Metiers Automatiques Picanol                                          16,120            390,333
 * Neuhaus NV                                                               544             20,222
   Nord-Sumatra Investissements SA                                          650            153,497
   Omega Pharma SA                                                       20,170            567,948
   Papeteries de Catala SA                                                  315             35,872
 * Quick Restaurants SA                                                  14,000            149,361
*# Real Software SA                                                      10,280              8,996
   Recticel SA                                                           20,220            185,422
   Resilux NV                                                             1,350            102,518
   Rosier SA                                                                655             72,785
   Roularta Media Groep                                                   7,160            330,355
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                    1,545            250,024
 * Sait Radioholland                                                      7,313             45,585
   Sapec SA                                                               3,635            196,299
 * Sapec SA VVPR                                                             75                 70
   Sioen Industries                                                      15,500            138,423
   Societe Belge Des Betons SA                                            8,500    $       311,788
 * Solvus SA                                                             38,344            471,590
 * Solvus SA Interim Strip VVPR                                          18,176                218
   Spector Photo Group SA                                                 3,688             52,830
 * Systemat SA                                                            2,450             11,131
*# Telindus Group SA                                                     28,800            249,258
   Ter Beke NV                                                            2,281            139,449
   Tessenderlo Chemie                                                    19,550            615,405
   UNIBRA                                                                 1,600            133,298
 * Ubizen                                                                14,300             15,256
 * Umicore-Strip VVPR                                                       456                295
 # Union Miniere SA                                                       9,586            640,047
   VPK Packaging Group SA                                                 6,345            197,373
   Van de Velde NV                                                        1,960            225,552
   Warehouses de Pauw Sicafi                                              4,998            188,664
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $12,202,800)                                                                    17,832,170
                                                                                   ---------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 * Austria Email AG                                                         715              2,040
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                     27,880            217,233
   BBAG Oesterreichische
     Brau-Beteiligungs AG                                                 7,984          1,181,876
   BWT AG                                                                13,530            213,925
   Bank Fuer Kaernten und
     Steiermark AG                                                          520             60,059
   Bohler Uddeholm AG                                                     9,020            583,118
   Brau Union Goess-Reinighaus AG                                        10,720          1,627,879
 * Ca Immobilien Invest AG                                               22,003            501,663
   Constantia-Iso Holding AG                                             15,000            152,837
   Constantia-Verpackungen AG                                             6,000            100,693
   Flughafen Wien AG                                                     14,792            629,469
 * Immofinanz Immobilien Anlagen AG                                     165,130          1,243,097
 # Lenzing AG                                                             3,424            491,301
   Manner (Josef) & Co. AG                                                  870             34,415
   Mayr-Melnhof Karton AG                                                 9,840          1,054,631
   Oberbank AG                                                            3,555            303,416
   Palfinger AG                                                           7,610            199,869
 * RHI AG, Wien                                                          18,559            292,995
 * Readymix Kies-Union AG                                                   500             40,157
   Rosenbauer International AG                                              850             43,773
 * Sparkassen Immobilien                                                 24,880            225,770
   Ubm Realitaetenentwicklung AG                                            360             31,718
 # Uniqa Versicherungen AG                                               79,223            749,286
 * VA Technologie AG                                                     11,400            316,902
   Voestalpine AG                                                        30,095          1,188,692
   Wienerberger AG                                                       63,642          1,611,991
 * Wolford AG                                                             4,100             88,466
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,758,421)                                                                     13,187,271
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08
     (Cost $0)                                                            7,860                  0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $8,758,421)                                                                     13,187,271
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Abbey P.L.C.                                                          25,557    $       196,069
 * Arcon International Resources P.L.C.                                 143,750              7,237
 * Ardagh P.L.C.                                                         14,262             12,019
 * Barlo Group P.L.C.                                                   182,053             82,928
   DCC P.L.C.                                                            91,965          1,207,136
 * Dragon Oil P.L.C.                                                    104,167             57,439
 * Elan Corp. P.L.C.                                                    154,046            830,964
   Fyffes P.L.C.                                                        380,502            702,420
   Glanbia P.L.C.                                                       321,765            755,987
 * Grafton Group P.L.C.                                                 253,939          1,628,556
   Greencore Group P.L.C.                                               213,126            779,212
   Heiton Holdings P.L.C.                                                51,677            229,202
   IAWS Group P.L.C.                                                    105,879          1,186,700
   IFG Group P.L.C.                                                      37,599             43,268
   IWP International P.L.C.                                              39,611             14,245
   Independent News & Media P.L.C.                                      618,550          1,497,771
 * Iona Technologies P.L.C.                                              21,281             98,214
   Irish Intercontental Group P.L.C.                                     18,872            228,485
   Jurys Hotel Group P.L.C.                                              69,061            836,130
   Kingspan Group P.L.C.                                                183,188            878,368
   McInerney Holdings P.L.C.                                             33,991            165,835
   Paddy Power P.L.C.                                                    49,663            415,535
   Readymix P.L.C.                                                      109,762            243,413
   Ryan Hotels P.L.C.                                                    68,061             85,666
   United Drug P.L.C.                                                   188,448            535,376
   Waterford Wedgwood P.L.C.                                            806,657            270,749
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $9,498,217)                                                                     12,988,924
                                                                                   ---------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           194,100            211,732
 * EFACEC (Empresa Fabril de
     Maquinas Electricas)                                                20,200             77,485
 * Ibersol SGPS SA                                                       14,462             67,263
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                            163,000            679,964
 * Impresa Sociedade Gestora de
     Participacoes Socias SA New
     Shares                                                              27,166            113,325
 * Investimentos Participacoes e Gestao
     SA Inapa                                                            43,702            137,777
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                    130,000          1,371,341
 * Mota-Engil SGPS SA                                                   250,900            448,132
 * Novabase SGPS                                                         56,005            399,451
 * Portucel-Empresa Produtora de
     Pasta de Papel SA                                                  466,977            778,090
 * Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                    235,500            409,334
 * Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                       54,900            197,430
 * Sociedad Construcoes Soares da
     Costa SA                                                            19,200    $        44,190
 * Sociedade de Investimento e Gestao
     SGPS SA                                                            160,396            721,015
 * Sonae SGPS SA                                                      1,079,900            906,152
 * Sonaecom SGPS SA                                                     321,175            885,501
 * Teixeira Duarte Engenharia e
     Construcoes SA                                                     609,000            562,118
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $6,340,397)                                                                      8,010,300
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $463,597)                                                                       475,138
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.
     (Cost $190,357)                                                     10,455             82,804
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,627)                                                                           8,306
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (8.8%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $4,625,000 FHLB
  Notes 1.875%, 02/15/05, valued at
  $4,659,688) to be repuchased at
  $4,590,314 (Cost $4,590,000)                                  $         4,590          4,590,000
 Repurchase agreements in a Pooled
  Cash Account, Mizuho Securities
  USA, 1.05%, 12/01/03 (Collateralized
  by $54,183,000 U.S. Treasury
  Obligations, rates ranging from
  2.976% to 5.625%, maturities
  ranging from 02/15/06 to 11/15/25,
  valued at $38,000,919) to be
  repurchased at $38,004,244
  (Cost $38,000,919)^                                                    38,001         38,000,919
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $42,590,919)                                                                    42,590,919
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $366,549,627)++                                                            $   485,434,900
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan
  * Non-Income Producing Securities
  # Total or Partial Securities on Loan
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++ The cost for federal income tax purposes is $363,107,669

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
ISRAEL -- (9.6%)
COMMON STOCKS -- (9.6%)
  Africa-Israel Investments, Ltd.                                        10,870    $     1,622,091
* Agis Industries (1983), Ltd.                                           71,436          1,950,957
  American Israeli Paper Mills, Ltd.                                      3,291            172,545
* Bank Hapoalim, Ltd.                                                 2,309,640          5,362,682
* Bank Leumi Le-Israel                                                2,802,069          4,865,594
  Bezeq Israeli Telecommunication Corp.,
    Ltd.                                                              4,049,014          4,412,938
* Blue Square Chain Stores Properties
    Investment                                                           46,103            515,152
  Blue Square Israel, Ltd.                                               16,186            165,341
* CLAL Industries, Ltd.                                                 289,038          1,362,756
  CLAL Insurance, Ltd.                                                  114,684          1,964,810
  Delek Group, Ltd.                                                       4,584            374,735
  Discount Investment Corp                                               66,100          1,707,375
* Elbit Medical Imaging                                                  17,319            112,415
  Elbit Systems, Ltd.                                                    98,319          1,594,961
  Elite Industries, Ltd.                                                  6,650            248,378
* Elron Electronic Industries, Ltd.                                      27,495            291,240
* First International Bank of Israel                                     48,660            272,719
* First International Bank of Israel, Ltd.                              347,200            388,523
  IDB Development Corp., Ltd.
    Series A                                                            101,015          2,255,362
  IDB Holding Corp., Ltd.                                                36,578            712,292
  Industrial Building Corp., Ltd.                                       300,675            278,520
  Israel Chemicals, Ltd.                                              2,410,526          3,164,612
  Israel Corp. Series A                                                   5,500            605,795
* Koor Industries, Ltd.                                                  25,971            803,892
  M.A.Industries, Ltd.                                                  843,283          2,788,948
* Matav Cable Israel                                                     19,027            156,133
  Migdal Insurance Holdings                                           2,079,107          2,854,048
  Osem Investment, Ltd.                                                 210,522          2,144,173
  Property and Building Corp., Ltd.                                       3,973            304,850
  Super-Sol, Ltd. Series B                                              372,926            861,085
* Tefahot Israel Mortgage Bank, Ltd.                                     56,600            479,037
  Teva Pharmaceutical Industries, Ltd.                                  209,140         12,456,904
* United Mizrahi Bank, Ltd.                                             384,693          1,205,653
                                                                                   ---------------
TOTAL -- ISRAEL
  (Cost $39,413,217)                                                                    58,456,516
                                                                                   ---------------

BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.1%)
  Ambev Cia de Bebidas das Americas                                  12,453,835          2,934,913
  Aracruz Celulose SA Series B                                          711,999          1,918,314
  Banci Itau Holding Financeira                                      56,500,000          4,660,723
  Banco Bradesco SA                                                 746,183,093          3,582,793
  Brasil Telecom Participacoes SA                                   164,643,872          1,251,450
* Braskem SA                                                         30,000,000            481,507
  Cimento Portland Itau                                                 860,000            160,502
  Companhia Brasileira de
  Distribuicao Pao de Acucar                                         28,730,000            635,628
* Companhia Siderurgica Paulista                                         65,000             16,322
* Compania Paranaense de Energia
    Series B                                                        100,000,000            431,286
* Embratel Participacoes SA                                         143,582,922            510,604
  Gerdau SA                                                              81,852          1,344,295
  Investimentos Itau SA                                               3,237,934          3,318,141
  Klabin SA                                                             542,875    $       657,639
* Lojas Renner SA                                                       800,000              5,429
  Siderurgica Belgo-Mineira                                           4,010,000            857,245
  Siderurgica de Tubarao Sid Tubarao                                 27,620,000            744,531
  Siderurgica Paulista Casipa Series B                                      325              2,978
  Suzano de Papel e Celulose                                            143,544            491,957
  Tele Centro Oeste Celular
    Participacoes SA                                                230,437,922            713,130
  Tele Norte Leste Participacoes SA                                 180,034,131          2,532,818
  Telemar Norte Leste SA Series A                                   112,000,000          2,194,774
* Telesp Celular Participacoes                                      679,941,089          1,672,743
  Telesp Participacoes SA                                           188,000,000          2,621,921
  Telesudeste Celular Participacoes
    SA                                                               81,000,000            159,416
  Unibanco Unias de Bancos
    Brasileiros SA                                                    3,500,000             66,508
  Unibanco-Uniao de Bancos
    Brasileiros SA                                                   12,963,000            596,025
  Usinas Siderurgicas de Minas
    Gerais SA                                                            52,039            490,018
  Vale do Rio Doce Series A                                             188,160          7,291,439
* Vale do Rio Doce Series B                                              81,160                  0
  Votorantim Celulose e Papel SA                                     12,467,325            632,462
  Weg SA                                                                185,000            293,162
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $28,912,571)                                                                    43,270,673
                                                                                   ---------------

COMMON STOCKS -- (2.0%)
  Ambev Cia de Bebidas das Americas                                   3,320,000            704,106
  Brasil Telecom Participacoes SA                                    59,520,574            371,625
  Brasil Telecom SA                                                   4,230,875             20,530
  Brasil Telecom SA                                                 310,600,000          1,575,660
  Cemig Cia Ene                                                      77,000,000          1,225,416
* Cpfl Geracao Energia SA                                             3,140,000              3,995
  Embraer Empresa Brasileira de
    Aeronautica                                                         413,521          3,029,494
* Embratel Participacoes                                             57,550,000            253,868
* Empresa Nasional de Comercio
    Redito e Participacoes SAncorpar                                    480,000                611
  Petroquimica do Sul Copesul                                         2,276,000             94,994
  Siderurgica Nacional Sid Nacional                                  41,651,000          1,871,256
  Souza Cruz Industria e Comercio                                       221,000          2,131,259
  Tele Centro Oeste Celular
    Participacoes                                                    57,876,799            204,248
* Tele Norte Celular Participacoes                                   57,624,254             13,296
  Tele Norte Leste Participacoes                                     58,595,122            613,390
  Tractebel Energia SA                                               29,600,000             12,153
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $7,495,878)                                                                     12,125,901
                                                                                   ---------------

TOTAL -- BRAZIL
  (Cost $36,408,449)                                                                    55,396,574
                                                                                   ---------------

SOUTH KOREA -- (9.0%)
COMMON STOCKS -- (9.0%)
* Amorepacific Corp.                                                      2,100            295,246
* CJ Corp.                                                                5,550            265,484
* Cho Hung Bank Co., Ltd.                                               135,810            377,360
  Daelim Industrial Co., Ltd.                                             9,670            277,538

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Daewoo Heavy Industries & Machinery,
    Ltd.                                                                 41,150    $       330,692
* Daewoo Securities Co., Ltd.                                            56,445            211,308
* Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                                51,940            738,883
  Daishin Securities Co., Ltd.                                            5,340             81,074
  Hankook Tire Manufacturing Co., Ltd.                                   40,550            311,365
* Hite Brewery Co., Ltd.                                                  4,750            333,909
* Hyundai Heavy Industries Co., Ltd.                                     20,520            646,985
* Hyundai Merchant Marine Co., Ltd.                                      27,000            196,988
* Hyundai Mobis                                                          22,900          1,009,692
  Hyundai Motor Co., Ltd.                                                95,919          3,638,706
* Hyundai Securities Co., Ltd.                                           49,011            266,247
* KT Corp.                                                               32,200          1,242,943
* KT&G Corp.                                                             48,980            902,547
* Kia Motors Corp.                                                       97,120            848,351
  Kookmin Bank                                                          139,085          4,917,526
  Koram Bank, Ltd.                                                       54,820            638,476
  Korea Electric Power Corp.                                            170,620          3,598,200
* Korea Exchange Bank                                                    64,600            314,388
  Korea Gas                                                              20,860            466,814
  Korean Air Co., Ltd.                                                   17,670            261,658
  Kumgang Korea Chemical Co., Ltd.                                        2,600            191,423
  LG Chemical Investment, Ltd.                                           65,230            483,507
  LG Chemical, Ltd.                                                      28,206          1,102,851
* LG Electronics, Inc.                                                   23,720          1,174,111
  LG Engineering & Construction Corp.                                    12,480            188,438
  LG Investment & Securities Co., Ltd.                                   29,880            208,803
  LG Petrochemical Co., Ltd.                                             11,070            237,599
  Nong Shim Co., Ltd.                                                     1,550            288,840
  POSCO                                                                  19,580          2,329,304
  S-Oil Corp.                                                            49,290          1,125,586
  S1 Corp.                                                               16,638            325,964
  SK Corp., Ltd.                                                         55,584          1,280,876
  SK Telecom Co., Ltd.                                                    9,090          1,467,044
  Samsung Corp.                                                          41,960            352,561
  Samsung Electro-Mechanics Co., Ltd.                                    32,707            994,502
  Samsung Electronics Co., Ltd.                                          36,128         13,975,725
  Samsung Fire and Marine Insurance,
    Ltd.                                                                 21,719          1,199,735
* Samsung Heavy Industries Co., Ltd.                                     57,240            328,569
  Samsung SDI Co., Ltd.                                                  20,352          2,065,591
* Samsung Securities Co., Ltd.                                           18,040            388,699
  Shinhan Financial Group Co., Ltd.                                     151,242          2,201,851
  Shinsegae Co., Ltd.                                                     4,010            800,632
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $26,470,350)                                                                    54,884,591
                                                                                   ---------------

THAILAND -- (8.7%)
COMMON STOCKS (8.7%)
* Advance Agro Public Co., Ltd.
    (Foreign)                                                           334,100            303,347
  Advance Info Service Public Co.,
    Ltd. (Foreign)                                                    5,982,000          9,739,013
* Aromatics (Thailand) Public Co.,
    Ltd. (Foreign)                                                    1,387,500          1,650,752
  BEC World Public Co., Ltd.
    (Foreign)                                                           391,500          2,137,684
  Bangkok Expressway Public Co.,
    Ltd. (Foreign)                                                    1,794,100          1,015,571
* Bank of Asia Public Co., Ltd.
    (Foreign)                                                         9,363,000          1,242,928
* Bank of Ayudhya Public Co., Ltd.
    (Foreign)                                                         5,174,500    $     1,529,345
  Banpu Public Co., Ltd. (Foreign)                                      132,000            304,170
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                        4,490,000            195,682
* Central Pattana Public Co., Ltd.                                      835,500          1,025,410
  Charoen Pokphand Foods
    Public Co., Ltd. (Foreign)                                       14,442,000          1,656,716
* DBS Thai Danu Bank Public Co.,
    Ltd. (Foreign)                                                      842,200            106,528
  Delta Electronics (Thailand)
    Public Co., Ltd. (Foreign)                                        4,100,710          2,721,824
  Hana Microelectronics
    Public Co., Ltd. (Foreign)                                          238,300            620,744
* International Broadcasting Corp.
    Public Co., Ltd. (Foreign)                                          612,000            347,963
  Krung Thai Bank Public Co., Ltd.
    (Foreign)                                                        17,302,970          3,748,797
  Land & Houses Public Co., Ltd.
    (Foreign)                                                         2,130,310            688,316
  National Finance and Securities
    Public Co., Ltd. (Foreign)                                          630,150            260,425
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                      441,500            956,537
  Ratchaburi Electricity Generating
    Holding Public Co., Ltd. (Foreign)                                2,200,000          2,052,599
  Shin Corporation Public Co., Ltd.
    (Foreign)                                                         6,122,000          4,446,789
* Shinawatra Satellite Public Co., Ltd.
    (Foreign)                                                         1,381,225            819,913
  Siam Cement Public Co., Ltd.
    (Foreign)                                                           270,000          1,528,366
  Siam City Cement Public Co., Ltd.
    (Foreign)                                                           633,413          3,268,206
* Siam Commercial Bank Public Co.,
    Ltd. (Foreign)                                                    2,549,166          2,585,880
  Siam Makro Public Co., Ltd.
    (Foreign)                                                           727,100            801,313
* TISCO Finance Public Co., Ltd.
    (Foreign)                                                         1,231,100            963,604
* Telecomasia Corp. Public Co., Ltd.
    (Foreign)                                                         6,977,800            952,511
* Thai Military Bank Public Co., Ltd.
    (Foreign)                                                        11,657,100          1,532,869
  Thai Stanley Electric (Thailand)
    Public Co., Ltd. (Foreign)                                           89,000            909,506
  Thai Union Frozen Products
    Public Co., Ltd. (Foreign)                                        3,178,520          2,467,981
  Vanachai Group Co-Foreign                                             950,200            302,255
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $48,710,016)                                                                    52,883,544
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Bank of Ayudhya Public Co., Ltd.
    Warrants 08/25/08                                                 1,650,200            198,396
* Telecomasia Corp. Public Co., Ltd.
    (Foreign) Warrants 03/31/08                                       1,444,563                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                198,396
                                                                                   ---------------

TOTAL -- THAILAND
  (Cost $48,710,016)                                                                    53,081,940
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
MEXICO --- (8.6%)
COMMON STOCKS -- (8.6%)
  America Movil S.A. de C.V. Series L                                 5,862,000    $     7,511,018
* America Telecom S.A. de C.V.
    Series A                                                          1,749,071          2,061,747
  Apasco S.A. de C.V.                                                    112,200            848,120
* Carso Global Telecom S.A. de C.V.
    Telecom Series A1                                                 1,748,071          2,466,554
  Cementos de Mexico S.A. de C.V
    Series B                                                            805,582          4,077,250
* Coca Cola Femsa S.A. de C.V
    Series L                                                            318,100            641,205
* Consorcio Ara S.A.                                                    100,000            241,275
  Controladora Comercial Mexicana
    S.A. de C.V. Series B                                               365,700            336,847
* Corporacion Interamericana de
    Entramiento S.A. de C.V. Series B                                    75,000            131,461
  Desc S.A. de C.V. Series B                                            365,000            114,040
  Desc S.A. de C.V. Series C                                              6,905              1,936
  El Puerto de Liverpool S.A. Series C1                                 339,500            362,999
  Embotelladora Arca SA de CV ,
    Mexico                                                              318,500            642,012
* Empresas ICA Sociedad Controladora
    S.A. de C.V                                                         207,900             47,738
  Empresas la Moderna S.A. de C.V
    Series A                                                            120,000             16,827
  Fomento Economico Mexicano
    Series B & D                                                        508,000          1,745,686
  Gruma S.A. de C.V. Series B                                            90,406            112,510
  Grupo Carso S.A. de C.V. Series A-1                                   409,000          1,362,111
  Grupo Continental S.A.                                                346,600            492,095
  Grupo Elektra S.A. de C.V                                             110,000            561,075
* Grupo Financiero BBva Bancomer
    'B' Shares                                                        2,198,672          1,913,442
  Grupo Financiero del Norte S.A
    Series C                                                            238,000            782,193
  Grupo Financiero GBM Atlantico
    S.A. de C.V. Series L                                                22,745              4,585
  Grupo Financiero Inbursa S.A. de C.V
    Series O                                                          1,424,097          1,528,908
* Grupo Gigante S.A. de C.V. Series B                                   115,778             60,374
  Grupo Industrial Alfa S.A. Series A                                   276,290            832,970
  Grupo Industrial Bimbo S.A. de C.V
    Series A                                                            550,000            927,413
  Grupo Industrial Maseca S.A. de C.V
    Series B                                                            229,000             92,722
  Grupo Modelo S.A. de C.V. Series C                                  1,562,300          3,758,481
  Grupo Televisa S.A. (Certificate
    Representing Series A, Series D &
    Series L)                                                         1,375,000          2,807,787
* Hylsamex S.A. de C.V. Series B                                         60,000             37,545
  Industrias Penoles S.A. de C.V                                        165,000            462,670
  Kimberly Clark de Mexico S.A. de C.V
    Series A                                                            578,000          1,433,573
* Nueva Grupo Mexico S.A. de C.V
    Series B                                                            419,858            754,332
* Organizacion Soriana S.A. de C.V
    Series B                                                            285,000            619,444
  TV Azteca S.A. de C.V. Series A                                     1,055,000            567,710
  Telefonos de Mexico S.A. Series A                                     100,000            166,079
  Telefonos de Mexico S.A. Series L                                   4,532,000          7,502,871
* US Commercial Corp. S.A. de C.V                                       223,000    $        85,993
  Vitro S.A.                                                            121,600            115,630
  Walmart de Mexico S.A. de C.V
    Series C                                                          1,556,955          4,148,158
  Walmart de Mexico S.A. de C.V
    Series V                                                            137,180            396,263
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $40,119,156)                                                                    52,773,649
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $26,135)                                                                          23,875
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Empresas ICA Sociedad Controladora
    S.A. de C.V. Rights 12/09/03
    (Cost $114,709)                                                     207,900             22,593
                                                                                   ---------------

TOTAL -- MEXICO
  (Cost $40,260,000)                                                                    52,820,117
                                                                                   ---------------

TURKEY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Akbank T.A.S.                                                   1,811,999,062          8,056,083
  Anadolu Efes Biracilik ve
    Malt Sanayi A.S.                                                182,246,814          2,144,080
  Arcelik A.S.                                                    1,549,702,646          6,730,924
* Aygaz A.S.                                                        593,998,416          1,320,448
* BSH Profilo Elektrikli Gerecler
    Sanayii A.S.                                                      4,725,086             56,559
* Dogan Sirketler Grubu Holdings A.S.                               577,649,971            675,637
* Dogan Yayin Holding A.S.                                          282,794,524            778,555
  Enka Insaat Ve Sanayi A.S.                                         83,056,850          3,039,358
* Eregli Demir ve Celik Fabrikalari
    Turk A.S.                                                       145,031,000          2,752,811
* Ford Otomotiv Sanayi A.S.                                         722,990,000          3,758,361
* Hurriyet Gazetecilik ve Matbaacilik
    A.S.                                                            370,163,648            968,451
* Koc Holding A.S.                                                  368,118,168          4,557,413
  Migros Turk A.S.                                                  180,108,150          2,168,197
  Tat Konserve Sanayii A.S.                                                   7                  0
* Tofas Turk Otomobil Fabrikasi A.S.                              1,489,092,271          2,240,768
  Trakya Cam Sanayii A.S.                                           115,327,000            309,616
  Tupras-Turkiye Petrol Rafineleri A.S.                             289,886,950          2,022,467
* Turk Sise ve Cam Fabrikalari A.S.                                 430,349,924            594,601
* Turkiye Garanti Bankasi A.S.                                    1,549,482,967          3,311,993
* Turkiye Is Bankasi A.S. Series C                                  989,612,850          4,873,606
* Vestel Elektronik Sanayi Ticaret A.S.                             240,241,000            706,591
* Yapi ve Kredi Bankasi A.S.                                      1,232,184,338          1,500,197
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $30,184,710)                                                                    52,566,716
                                                                                   ---------------

INDONESIA -- (8.4%)
COMMON STOCKS -- (8.4%)
  PT Astra Agro Lestari Tbk                                           1,150,000            212,608
* PT Astra International Tbk                                          8,470,461          4,476,045
* PT Bank Central Asia Tbk                                              490,000            190,979
* PT Bank Danamon Indonesia Tbk                                         890,000            185,982
  PT Bimantara Citra Tbk                                                943,500            360,099
  PT Gudang Garam Tbk                                                 4,695,500          7,009,846
  PT Hanjaya Mandala Sampoerna
    Tbk                                                              13,377,500          6,705,073

                                                                         SHARES             VALUE+
                                                                         ------             ------

* PT Indocement Tunggal Prakarsa
    Tbk                                                               7,362,000    $     1,586,763
  PT Indofood Sukses Makmur Tbk                                      18,886,400          1,497,910
  PT Indonesian Satellite Corp.Tbk                                    2,993,500          4,024,671
  PT International Nickel Indonesia Tbk                                  73,000            195,605
  PT Kalbe Farma Tbk                                                  1,050,000             98,818
* PT Lippo Bank Tbk Series A                                          3,281,200            192,365
* PT Lippo Land Development Tbk                                         166,500             10,767
* PT Makindo Tbk                                                      2,236,500            226,806
  PT Medco Energi International Tbk                                   9,754,000          1,518,626
* PT Panasia Indosyntec Tbk                                              75,100              2,428
  PT Ramayana Lestari Sentosa Tbk                                     4,004,000          1,844,726
  PT Sari Husada Tbk                                                     13,793             23,191
  PT Semen Gresik Tbk                                                 1,739,502          1,676,501
  PT Telekomunikasi Indonesia
    (Persero) Tbk Series B                                           18,576,820         13,342,795
  PT Tempo Scan Pacific                                                 277,000            170,941
  PT Unilever Tbk                                                    15,765,000          5,914,223
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $46,236,443)                                                                    51,467,768
                                                                                   ---------------

MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
  AMFB Holdings Berhad                                                  317,000            442,131
  AMMB Holdings Berhad                                                  951,443            713,582
* Aokam Perdana Berhad                                                      333                  5
  Berjaya Sports Toto Berhad                                            518,000            545,263
  British American Tobacco Berhad                                       167,000          1,889,737
  Commerce Asset Holding Berhad                                       1,673,000          1,769,858
* Digi.Com Berhad                                                       449,862            414,346
  Diversified Resources Berhad                                          581,000            322,608
  Gamuda Berhad                                                         447,000            823,421
  Genting Berhad                                                        457,000          2,056,500
  Golden Hope Plantations Berhad                                        632,000            565,474
  Hong Leong Bank Berhad                                                874,250          1,207,845
  Hong Leong Credit Berhad                                              727,429            966,715
  Hong Leong Properties Berhad                                          175,328             26,761
  IOI Corp. Berhad                                                      615,000          1,181,447
  IOI Oleochemical Industries Berhad                                     22,041             45,822
  IOI Properties Berhad                                                 103,000            216,842
  Kuala Lumpur Kepong Berhad                                            462,500            803,289
* MBF Holdings Berhad                                                     7,050                584
  Magnum Corp. Berhad                                                 1,007,500            726,460
  Malakoff Berhad                                                       566,000            811,763
  Malayan Banking Berhad                                              1,988,500          5,232,895
  Malayan Cement Berhad                                               1,739,000            414,157
  Malaysia Mining Corp. Berhad                                          675,000            431,645
* Malaysian Airlines System Berhad                                      814,000            951,095
  Malaysian International Shipping
    Corp. (Foreign)                                                     635,666          1,990,638
  Malaysian Pacific Industries                                          136,000            608,421
* Maxis Communications Berhad                                           100,000            188,158
  Nestle (Malaysia) Berhad                                              146,000            810,684
  O.Y.L. Industries Berhad                                               89,000            884,145
  Oriental Holdings Berhad                                              168,000            190,105
  PPB Group Berhad                                                      294,000            468,079
  Perusahaan Otomobil Nasional
    Berhad                                                              338,000            760,500
  Petronas Dagangan Berhad                                              322,000            588,921
  Petronas Gas Berhad                                                 1,283,000          2,414,066
* Plus Expressways Berhad                                               295,000            194,079
  Public Bank Berhad (Foreign)                                        2,970,402    $     2,212,168
  RHB Capital Berhad                                                  1,185,000            598,737
  Resorts World Berhad                                                  709,000          1,940,421
* Silverstone Corp. Berhad                                               11,587              1,098
  Sime Darby Berhad (Malaysia)                                        1,394,800          1,945,379
  Southern Bank Berhad                                                   48,440             31,996
  Southern Bank Berhad (Foreign)                                        734,437            479,317
  Telekom Malaysia Berhad                                             1,829,000          4,139,316
  Tenaga Nasional Berhad                                              1,718,000          4,091,553
* Time Dotcom Berhad                                                  1,518,000            385,492
  UMW Holdings Berhad                                                   268,333            423,684
  YTL Corp. Berhad                                                      931,362          1,039,204
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $46,883,068)                                                                    48,946,406
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* AMMB Holdings Berhad Rights
    11/27/03
    (Cost $0)                                                           180,288             77,809
                                                                                   ---------------

TOTAL -- MALAYSIA
  (Cost $46,883,068)                                                                    49,024,215
                                                                                   ---------------

TAIWAN -- (7.7%)
COMMON STOCKS -- (7.7%)
  Accton Technology Corp.                                                99,296             70,656
  Acer, Inc.                                                            456,767            652,715
* Advanced Semiconductor
    Engineering, Inc.                                                   643,500            593,565
  Advantech Co., Ltd.                                                    58,706             91,970
  Ambit Microsystems Corp.                                               60,852            156,807
  Amtran Technology Co., Ltd.                                            66,080             56,889
* Arima Computer Corp.                                                  178,800             64,399
  Asia Cement Corp.                                                     428,000            208,047
  Askey Computer Co., Ltd.                                               60,200             33,141
  Asustek Computer, Inc.                                                478,875          1,065,724
  Au Optronics Corp.                                                    896,750          1,073,999
  Benq Corp.                                                            433,600            511,686
* CMC Magnetics Corp.                                                   547,400            411,952
  CTB Financial Holding Co., Ltd.                                     2,086,535          1,221,982
  Cathay Financial Holdings Co., Ltd.                                   767,529          1,110,276
* Cathay Real Estate Development
    Co., Ltd.                                                           347,213            122,516
* Chang Hwa Commercial Bank                                             807,796            371,374
  Cheng Shin Rubber Industry Co., Ltd.                                  171,698            230,271
  Cheng Uei Precision Industry Co.,
    Ltd.                                                                 39,215             82,105
* Chi Mei Optoelectronic Corp.                                          301,000            341,104
  Chicony Electronics Co., Ltd.                                          45,240             86,771
* China Airlines                                                        502,579            223,695
* China Development Financial Holdong
    Co., Inc.                                                           932,000            412,099
  China Motor Co., Ltd.                                                 266,628            468,453
    China Steel Corp.                                                 1,984,916          1,586,770
* Chinatrust Financial Holdings Co.,
    Ltd.                                                                 65,024             63,596
* Chinatrust Financial Holdings Co.,
    Ltd. Preferred                                                      162,048             47,452
* Chungwa Picture Tubes Co., Ltd.                                     1,008,000            441,277
    Compal Electronics                                                  621,810            844,860
* Compeq Manufacturing Co., Ltd.                                        131,300             71,129

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Cosmos Bank Taiwan                                                    252,000    $       130,612
  D-Link Corp.                                                           82,100             96,885
  Delta Electronics Industrial Co., Ltd.                                310,027            407,620
* E.Sun Financial Holding Co., Ltd.                                     444,000            256,129
  Elitegroup Computer Systems Co.,
    Ltd.                                                                100,750            101,488
  Eternal Chemical Co., Ltd.                                             93,000             56,644
  Eva Airways Corp.                                                     431,758            183,956
  Evergreen Marine Corp., Ltd.                                          450,682            364,241
  Far East Textile, Ltd.                                                753,980            366,503
* Far Eastern International Bank                                        303,000            143,736
* First Financial Holding Co., Ltd.                                   1,165,000            750,512
  Formosa Chemicals & Fiber Co., Ltd.                                   902,491          1,374,217
  Formosa Plastics Corp.                                              1,009,123          1,492,261
  Formosa Taffeta Co., Ltd.                                             243,203            101,127
  Fu Sheng Industria                                                     84,863            145,373
  Fubon Financi                                                       1,733,052          1,573,195
  Fuh-Hwa Financial Holding Co., Ltd.                                   485,797            150,789
  Giga-Byte Technology Co., Ltd.                                        124,200            221,851
  Hon Hai Precision Industry Co., Ltd.                                  528,940          2,044,511
  Hotai Motor Co., Ltd.                                                  87,000             96,553
* Hsinchu International Bank                                            258,000            110,302
  International Bank of Taipei                                          444,122            226,288
  Inventec Corp.                                                        362,560            216,580
  Kinpo Electronics, Inc.                                               189,200            106,373
  Lite-On Technology Corp.                                              674,646            723,046
* Macronix International Co., Ltd.                                      663,500            159,318
  Media Tek, Inc.                                                       134,390          1,188,456
  Micro-Star International                                              114,700            179,691
  Mitac International Corp.                                             166,000             72,184
* Mosel Vitelic Inc. Co., Ltd.                                          518,000             29,123
  Nan Ya Plastic Corp.                                                1,317,156          1,735,637
* Nanya Technology Co., Ltd.                                            738,989            432,790
  Nien Hsing Textile Co., Ltd.                                           95,000             95,139
  Nien Made Enterprise Co., Ltd.                                         45,216             79,442
  Oriental Union Chemical Corp.                                         106,920            122,731
* Pacific Electric Wire & Cable Corp.                                   233,200              3,551
  Pihsiang Machinery Mfg. Co., Ltd.                                      32,760            108,401
  Pou Chen Corp.                                                        395,415            413,362
  Premier Image Technology Corp.                                         85,800            131,903
  President Chain Store Corp.                                           153,927            245,653
  Quanta Computer, Inc.                                                 576,255          1,358,375
  Realtek Semiconductor Corp.                                           112,920            203,355
* Ritek Corp.                                                           376,750            246,018
* Shin Kong Fin                                                         436,000            259,174
* Silicon Integrated Systems Corp.                                      267,000            186,861
* Siliconware Precision Industries Co.,
    Ltd.                                                                339,000            351,408
  Sunplus Technology Co., Ltd.                                          136,950            238,610
  Synnex Tech International Corp.                                       129,800            178,261
  Systex Corp., Ltd.                                                    159,500             83,136
  Taishin Financial Holdings Co., Ltd.                                  713,000            517,786
* Taiwan Business Bank                                                  508,000            127,186
  Taiwan Cement Corp.                                                   534,697            236,425
  Taiwan Glass Ind. Corp.                                               204,370            149,612
* Taiwan Semiconductor Manufacturing
    Co., Ltd.                                                         3,975,480          7,392,179
  Taiwan Styrene Monomer Corp.                                           84,700             71,183
* Tatung Co., Ltd.                                                      884,000            220,029
  Teco Electric & Machinery Co., Ltd.                                   309,000            104,960
  Tong Yang Industry Co., Ltd.                                           76,220            120,524
  Transcend Information, Inc.                                            29,344    $        61,867
  Uni-President Enterprises Corp.                                       619,020            246,520
* United Microelectronics Corp.                                       3,389,381          2,977,493
  Via Technologies, Inc.                                                266,246            326,668
* Walsin Lihwa Corp.                                                    578,000            171,792
  Wan Hai Lines Co., Ltd.                                               241,080            218,843
* Winbond Electronics Corp.                                             929,000            418,934
  Ya Hsin Industrial Co., Ltd.                                          130,212            163,956
* Yageo Corp.                                                           405,440            170,961
  Yang Ming Marine Transport Corp.                                      385,000            356,252
  Yieh Phui Enterprise Co., Ltd.                                        165,300            105,037
  Yuen Foong Yu Paper Manufacturing
    Co., Ltd.                                                           262,650            108,444
  Yulon Motor Co., Ltd.                                                 329,200            400,053
  Zyxel Communication Corp.                                              55,200            116,381
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $38,863,438)                                                                    47,043,736
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $304,473)                                                                        303,330
                                                                                   ---------------

TOTAL -- TAIWAN
  (Cost $39,167,911)                                                                    47,347,066
                                                                                   ---------------

UNITED STATES -- (6.5%)
COMMON STOCKS -- (6.5%)
  BBV Banco BHIF ADR                                                     64,200          1,589,592
  Banco de Chile Series F ADR                                            47,643          1,305,895
  Banco Santander Chile Sponsored
    ADR                                                                 295,998          7,021,073
* Chilesat Corp. S.A. ADR                                                   788              1,694
  Cia Telecom de Chile ADR                                              421,400          5,836,390
  Compania Cervecerias Uni ADR                                          115,400          2,413,014
  Cristalerias de Chile SA ADR                                           35,600          1,076,900
  Distribucion y Servicio D&S SA ADR                                    176,800          3,323,840
  Embotelladora Andina SA Andina ADR                                    109,600          1,036,816
  Embotelladora Andina SA Andina
    Series B ADR                                                         89,100            864,270
* Empresa Nacional de Elec ADR                                          514,018          5,854,665
    Enersis SA ADR                                                      285,903          1,841,215
* Grupo Financiero Galicia S.A. ADR                                     211,011          1,306,158
    Lan Chile SA ADR                                                    125,900          1,932,565
* Madeco SA                                                               4,450             35,066
  Masisa SA ADR                                                          25,100            265,809
  Sociedad Quimica y Minera de Chile
    SA ADR                                                               61,300          2,540,885
  Sociedad Quimica y Minera de Chile
    SA ADR Class A                                                          902             37,478
  Vina Concha y Toro SA Conchatoro
    ADR                                                                  27,100          1,207,576
                                                                                   ---------------

TOTAL -- UNITED STATES
  (Cost $39,950,627)                                                                    39,490,901
                                                                                   ---------------

POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)
* Agora SA                                                               98,779          1,107,371
  Bank Polska Kasa Opieki -- Grupa
    Pekao SA                                                            156,792          4,173,607
  Bank Przemyslowo Handlowy Pbk                                          31,526          2,582,101
  Bank Zackodni Wbk SA                                                   93,312          1,719,588
* Big Bank Gdanski SA                                                 2,029,541          1,277,872

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Bre Bank SA                                                            35,201    $       797,357
  Browary Zywiec SA                                                      15,860          1,743,495
* Budimex SA                                                             36,763            319,922
* Cersanit-Krasnystaw SA                                                 19,143            357,674
  Debica SA                                                              19,800            595,467
  Frantschach Swiecie SA                                                 91,061          1,794,641
* Kredyt Bank SA                                                        418,563            803,484
* Netia Holdings SA                                                     495,665            478,282
* Optimus Technologie                                                     6,873             13,193
  Orbis SA                                                               77,409            485,413
  Polski Koncern Naftowy Orlen S.A.                                     267,237          1,593,701
* Prokom Software SA                                                     21,336            873,750
  Telekomunikacja Polska SA                                             712,274          2,552,287
  Zaklady Metali Lekkich Kety SA                                         15,120            441,175
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $21,204,440)                                                                    23,710,380
                                                                                   ---------------

PHILIPPINES -- (3.7%)
COMMON STOCKS -- (3.7%)
  Aboitiz Equity Ventures, Inc.                                       7,803,400            427,104
  Ayala Corp.                                                        35,419,600          3,019,167
  Ayala Land, Inc.                                                   27,511,576          2,665,994
  Bank of the Philippine Island                                       3,867,811          2,984,583
* Equitable PCI Bank, Inc.                                            2,217,300          1,313,071
* Filipina Water Bottling Corp.                                       2,006,957                  0
* Metro Bank and Trust Co.                                            4,584,435          2,138,992
  Petron Corp.                                                       28,593,000          1,077,529
* Philippine Long Distance Telephone
    Co.                                                                 347,030          4,701,797
  SM Prime Holdings, Inc.                                            29,223,000          3,408,695
  Union Bank of the Philippines                                       1,572,300            719,491
                                                                                   ---------------

TOTAL -- PHILIPPINES
  (Cost $42,708,447)                                                                    22,456,423
                                                                                   ---------------

HUNGARY -- (3.5%)
COMMON STOCKS -- (3.5%)
  Budapesti Elektromos Muvek RT                                             185             12,224
  Delmagyarorszagi Aramszolgaltato
    Demasz RT                                                             2,275            118,229
  Egis RT                                                                37,757          1,411,395
  Gedeon Richter, Ltd.                                                   46,937          5,005,825
  Magyar Olay-Es Gazipari RT                                            168,429          4,741,231
    Matav RT                                                          1,050,555          3,539,162
* Orszagos Takerekpenztar es
    Keresdelmi Bank RT                                                  386,220          4,734,377
* Tiszai Vegyi Kombinat RT                                              117,534          2,116,401
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                    21,678,844
                                                                                   ---------------

ARGENTINA -- (2.3%)
COMMON STOCKS -- (2.3%)
* Acindar Industria Argentina de Aceros
    SA Series B                                                         899,000          1,032,010
* Alpargatas SA Industrial y Comercial                                    1,078              1,001
  Alto Palermo SA Series A                                                5,000              5,692
* Banco del Sud Sociedad Anonima
    Series B                                                             29,000             25,821
* Banco Frances del Rio de la Plata
    SA                                                                  467,809    $       966,939
* Capex SA Series A                                                      52,893             71,483
* Celulosa Argentina SA Series B                                         18,750             17,589
* Central Costanera SA Series B                                         114,100            126,990
* Central Puerto SA Series B                                             16,000              9,464
* Garovaglio y Zorraquin SA                                              28,000              6,856
* Gas Natural SA, Buenos Aires                                          345,000            181,017
* IRSA Inversiones y Representaciones
    SA                                                                  657,649            627,383
* Juan Minetti SA                                                       353,151            313,316
* Ledesma S.A.A.I.                                                      242,632            148,138
* Metrogas SA Series B                                                  543,115            253,879
* Molinos Rio de la Plata SA Series B                                   694,833          1,100,340
* Perez Companc SA                                                    2,274,901          2,054,462
* Renault Argentina SA                                                  176,559             95,446
  Siderar SAIC Series A                                                 721,484          2,695,763
  Solvay Indupa S.A.I.C.                                                555,366            432,676
* Telecom Argentina Stet-France SA
    Series B                                                            977,000          1,450,871
  Tenaris SA                                                            653,898          1,705,065
* Transportadora de Gas del Sur SA
    Series B                                                          1,028,000            719,172
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $24,517,763)                                                                    14,041,373
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $20,541)                                                                          21,510
                                                                                   ---------------

TOTAL -- ARGENTINA
  (Cost $24,538,304)                                                                    14,063,096
                                                                                   ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $1,024)                                                                            1,354
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $15,054,000
   FHLB Notes 1.875%, 02/15/05,
   valued at $15,166,905) to be
   repurchased at $14,943,021
   (Cost $14,942,000)                                           $        14,942         14,942,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $512,867,652)++                                                            $   611,388,501
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities
++   The cost for federal income tax purposes is $513,698,194.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
ISRAEL -- (10.2%)
COMMON STOCKS -- (10.2%)
* Afcon Industries                                                          159    $         2,897
* Agis Industries (1983), Ltd.                                           27,000            737,385
* Albad Massuot Yitzhak, Ltd.                                             7,600             98,337
  Alony Hetz Properties &
    Investments, Ltd.                                                    46,080             88,034
  American Israeli Paper Mills, Ltd.                                      4,542            238,134
* Azorim Investment Development &
    Construction Co., Ltd.                                               40,322            289,427
* Baran                                                                   9,500             65,630
* Beit Shemesh Engines Holdings
    (1997), Ltd.                                                          3,351              8,783
  Blue Square Israel, Ltd.                                               45,312            462,866
* C Mer Industries, Ltd.                                                  7,900             55,041
* Danya Cebus, Ltd.                                                      19,413             84,893
  Delek Automotive Systems, Ltd.                                         96,288            584,930
* Delek Drilling                                                        599,731            279,098
  Delta Galil Industries, Ltd.                                           27,362            474,938
* Direct Insurance - I.D.I
    Insurance Co., Ltd.                                                  59,860            111,826
* Discount Mortgage Bank, Ltd.                                            1,320            106,916
* Elbit Medical Imaging                                                  27,990            181,679
  Elco Industries (1975)                                                  5,581             29,940
  Electra Consumer                                                       22,800            245,671
  Electra Israel, Ltd.                                                    3,700            236,091
* Electronics Line, Ltd.                                                  3,169             17,180
  Elite Industries, Ltd.                                                  8,800            328,680
* Elron Electronic Industries, Ltd.                                      34,325            363,582
  FMS Enterprises Migun, Ltd.                                             7,300            139,045
* Feuchtwanger Investments
    1984, Ltd.                                                            4,200              2,368
* Formula Systems (1985), Ltd.                                           12,170            209,187
* Formula Vision Technologies, Ltd.                                       1,604              1,433
  Frutarom Industries (1995), Ltd.                                       48,400            183,116
* Gachelet Invetment Co., Ltd.                                              653             28,180
  Granite Hacarmel Investments, Ltd.                                     19,200             26,706
  Housing & Construction
    Holding Co., Ltd.                                                   473,282            338,612
  Industrial Building Corp., Ltd.                                       284,973            263,975
* Investec Bank, Ltd.                                                     3,222             95,565
* Israel Land Development Co., Ltd.                                      26,000             80,715
* Israel Petrochemical
    Enterprises, Ltd.                                                    32,500            103,254
* Israel Salt Industries                                                 38,139            108,240
* Ituran                                                                  7,011            111,056
* J.O.E.L. Jerusalem Oil
    Exploration, Ltd.                                                     6,178             29,770
* Knafaim-Arkia Holdings, Ltd.                                           14,161            131,055
* Koor Industries, Ltd.                                                  19,500            603,588
* Leader Holding & Investments, Ltd.                                     11,500             12,340
  Lipman Electronic Engineering, Ltd.                                    12,968            468,585
  Magic Software Enterprises, Ltd.                                       24,908            102,159
  Maman Cargo Terminals &
    Handling, Ltd.                                                       33,600             45,192
* Matav Cable Israel                                                     35,613            292,235
  Medtechnica, Ltd.                                                      14,470             63,471
  Mehadrin, Ltd.                                                          3,887    $        56,284
* Metalink, Ltd.                                                         22,247            183,511
  Middle East Tube Co.                                                   19,000             26,176
* Miloumor, Ltd.                                                         12,658             51,291
  Mivtach Shamir Holdings, Ltd.                                          12,000            144,481
* Naphtha Israel Petroleum Corp.                                        105,630             10,694
* Nice Systems, Ltd.                                                     15,600            375,077
* OCIF Investments and
    Development, Ltd.                                                     1,100             12,431
* Ormat Industries, Ltd.                                                 75,100            285,181
  Property and Building Corp., Ltd.                                       4,894            375,519
* Rapac Electronics, Ltd.                                                 6,000             12,798
* Rapac Technologies (2000), Ltd.                                         6,000             10,061
* Retalix, Ltd.                                                          13,300            291,062
* Scitex Corp., Ltd.                                                     46,509            242,353
* Shrem Fudim Kelner & Co., Ltd.                                          6,600             14,704
* Suny Electronic Inc., Ltd.                                             37,700            223,563
  Tadiran Communications, Ltd.                                           12,806            355,491
* Team Computer & Systems, Ltd.                                           1,400             24,968
* Tefahot Israel Mortgage Bank, Ltd.                                     33,330            282,090
* Telsys, Ltd. Electronic Engineering                                     5,300             27,319
* Tower Semiconductor, Ltd.                                              59,093            419,278
* Union Bank of Israel, Ltd.                                             52,591            174,754
* Ytong Industries, Ltd.                                                 52,500             61,636
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,632,736)                                                                     12,192,527
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Delek Drilling Warrants 2003
    (Cost $0)                                                            27,376              6,719
                                                                                   ---------------

TOTAL -- ISRAEL
  (Cost $8,632,736)                                                                     12,199,246
                                                                                   ---------------

BRAZIL -- (10.0%)
PREFERRED STOCKS -- (9.0%)
* Acesita SA                                                        442,265,315            214,604
  Alpargatas-Santista Textil SA                                         500,000             56,837
  Bahia Sul Celulose SA                                                 260,593             47,750
  Banco Mercantil do Brasil SA                                          130,000             16,322
  Brasileira de Petroleo Ipiranga                                    35,800,000            154,400
* Caemi Mineracao e Metalurgia SA                                     1,270,000            424,483
  Cimento Portland Itau                                               1,670,000            311,673
* Compania Paranaense de Energia
    Series B                                                        145,000,000            625,365
  Confab Industrial SA                                                   85,000            121,140
  Coteminas Cia Tecidos Norte
    de Minas                                                          3,487,102            232,525
  Distribuidora de Produtos Petreleo
    Ipirangi SA                                                       3,900,000             30,967
  Duratex SA                                                          7,600,000            208,890
* ENERSUL Empresa Energetjica de
    Mato Grosso do Sul SA Series B                                   13,156,000             33,482
* Electropaulo Electrecidade
    Metropolitana                                                    17,300,000            352,810
  Embraco SA                                                            262,000            132,911
* Embratel Participacoes SA                                         223,800,000            795,868
  Energetica do Ceara Coelce                                         72,000,000            105,056

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Forca Luz Cataguazes Leopoldina
    Series A                                                         23,400,000    $        12,069
  Forjas Taurus SA                                                   43,000,000             18,385
  Francisco Stedile SA Series A                                      20,200,000             17,547
  Globex Utilidades SA                                                   18,000             58,025
* Gradiente Eletronica SA                                                 2,600              5,227
* Industria de Bebidas Antarctica
    Polar SA                                                             23,000             20,487
* Industrias Villares SA                                                 58,000                 12
* Inepar SA Industria e Construcoes                                   9,900,001              1,612
  Klabin SA                                                             422,000            511,211
  Lojas Americanas SA                                                36,890,369            310,820
  Magnesita SA Series A                                              20,500,000             67,545
* Magnesita SA Series C                                                 202,338                598
  Marcopolo SA                                                           64,000             94,903
  Metal Leve SA                                                       3,400,000            107,872
  Metalurgica Gerdau SA                                                  27,451            475,060
* Net Servicos de Communication SA                                      809,500            304,902
* Paranapanema SA                                                    58,200,000             94,795
* Perdigao SA NPV                                                        36,000            237,720
  Randon Participacoes SA                                            51,000,000             42,918
* Rasip Agro Pastoril SA                                             51,000,000              4,153
* Refinaria de Petroleo Ipiranga SA                                   3,600,000             18,446
  Ripasa SA Papel e Celulose                                            245,000            219,477
  Sadia SA                                                              445,000            536,054
  Serrana SA                                                             16,388             26,915
* Sharp SA Equipamentos Eletronicos                                  30,200,000                205
  Siderurgica de Tubarao Sid Tubarao                                 19,700,000            531,038
  Suzano de Papel e Celulose                                            130,383            446,850
  Suzano Petroquimica SA                                                 30,000             25,450
  Tele Celular Sul Participacoes SA                                 155,908,039            217,964
  Tele Centro Oeste Celular
    Participacoes SA                                                180,900,000            559,826
* Tele Leste Celular Participacoes SA                               369,666,572             81,535
* Tele Norte Celular Participacoes SA                               256,505,027             47,872
  Telemig Celular Participacoes SA                                  268,290,371            467,027
  Telenordeste Celular
    Participacoes SA                                                238,041,513            320,674
* Trikem S.A                                                         19,000,000             88,327
  Ultrapar Participants                                              33,239,437            363,186
  Uniao des Industrias Petroquimicas
    SA Series B                                                         304,600            203,618
* Varig Participacoes Em Transportes                                    122,026                730
* Varig Particpacoes Em Servicos                                        116,823                159
* Varig SA Viacao Aerea
    Riograndense                                                         16,000              6,515
  Weg SA                                                                165,000            261,469
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $6,389,395)                                                                     10,674,281
                                                                                   ---------------

COMMON STOCKS -- (1.0%)
* Acos Especiais Itabira-Acesita Aces                                42,900,000             20,817
* Acos Villares SA Avil                                                 120,000              4,479
* Avipal SA Avicultura e Agropecua                                   15,900,000             18,614
* Braskem SA                                                         44,800,000            719,050
* Empressa Metropolitanade Aguas e
    Energia SA                                                        5,000,000             10,180
  Eternit SA                                                            120,000              9,162
  Globex Utilidades SA                                                    7,268             17,264
  Metalurgica Gerdau SA                                                     646              9,207
  Petroquimica do Sul Copesul                                         7,000,000            292,162
* Rhodia Ster SA                                                        640,780    $        50,010
  Sao Paulo Alpargatas SA                                               510,000             30,977
  Saraiva Livreiros Editores                                              4,000             11,537
* Solae do Brasil Holdings SA                                            16,388              5,450
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $879,603)                                                                        1,198,909
                                                                                   ---------------

TOTAL -- BRAZIL
  (Cost $7,268,998)                                                                     11,873,190
                                                                                   ---------------

THAILAND -- (9.7%)
COMMON STOCKS -- (9.7%)
* A.J. Plast Public Co., Ltd. (Foreign)                                 166,500             31,486
* Adkinson Securities Public Co.,
    Ltd. (Foreign)                                                      138,150             53,634
* Advance Agro Public Co.,
    Ltd. (Foreign)                                                      809,000            734,534
  Aeon Thana Sinsap (Thailand) Public
    Co., Ltd.                                                            17,000             78,773
* Amarin Plaza Public Co.,
    Ltd. (Foreign)                                                        8,880              4,003
  Amata Corp. Public Co., Ltd.                                          362,700            113,557
* Aromatics (Thailand) Public Co.,
    Ltd. (Foreign)                                                      284,000            337,884
* Asian Property Development Public
    Co., Ltd. (Foreign)                                                 735,000            110,457
* Bangkok Dusit Medical Services
    Public Co., Ltd.                                                     25,000             57,921
  Bangkok Expressway Public Co.,
    Ltd. (Foreign)                                                    1,170,400            662,518
* Bangkok Land Co., Ltd. (Foreign)                                      652,000             29,395
* Bangkok Rubber Public Co.,
    Ltd. (Foreign)                                                       14,600              3,218
  Banpu Public Co., Ltd. (Foreign)                                      133,600            307,857
  Big C Supercenter Public Co.,
    Ltd. (Foreign)                                                       87,000             39,877
* Book Club Finance Public Co., Ltd.                                    157,200             43,705
  Cal-Comp Electronics (Thailand)
    Public Co., Ltd.                                                    102,600             84,162
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                        1,020,399             44,471
  Capital Nomura Securities Public Co.,
    Ltd. (Foreign)                                                       46,000             65,097
* Central Paper Industry Public Co.,
    Ltd. (Foreign)                                                       19,800              1,041
  Central Plaza Hotel Public Co.,
    Ltd. (Foreign)                                                       39,500             29,433
* Ch Karnchang Public Co.,
    Ltd. (Foreign)                                                      628,000            257,964
* Charoong Thai Wire & Cable Public
    Co., Ltd.                                                           130,000             39,073
* Compass East Ind-Foreign                                              122,000             58,059
* DBS Thai Danu Bank Public Co.,
    Ltd. (Foreign)                                                    1,306,000            165,192
  Dynasty Ceramic Public Co., Ltd.                                      138,700             81,292
* Eastern Star Real Estate Public Co.,
    Ltd.                                                                384,400             44,674
  Eastern Water Resources
    Development & Management
    Public Co., Ltd. (Foreign)                                           90,100            117,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Fancy Wood Industries Public Co.,
    Ltd.                                                                260,800    $        60,097
* GFPT Public Co., Ltd.                                                  40,000             27,301
  GMM Grammy Public Co.,
    Ltd. (Foreign)                                                      460,000            216,606
* Golden Land Property Development
    Public Co., Ltd. (Foreign)                                          149,416             51,645
  Hana Microelectronics Public Co.,
    Ltd. (Foreign)                                                       61,900            161,242
  Hemaraj Land and Development Public
    Co., Ltd. (Foreign)                                               2,325,000             87,351
* Home Product Center Public Co.,
    Ltd.                                                                417,900             45,637
  ICC International Public Co., Ltd.                                    155,000            128,115
* International Broadcasting Corp. Public
    Co., Ltd. (Foreign)                                                 408,170            232,072
* International Engineering Public Co.,
    Ltd. (Foreign)                                                        2,000                596
* Jasmine International Public Co.,
    Ltd. (Foreign)                                                      350,000            111,334
* K.R. Precision Public Co.,
    Ltd. (Foreign)                                                      320,598             53,801
  KCE Electronics Public Co.,
    Ltd. (Foreign)                                                      204,000             66,425
* KGI Securities One Public Co.,
    Ltd. (Foreign)                                                      770,146            105,130
  Kang Yong Electric Public Co.,
    Ltd. (Foreign)                                                        7,200             11,451
* Keppel Thai Properties Public Co.,
    Ltd.                                                                  8,360              2,576
  LPN Development Public Co.,
    Ltd. (Foreign)                                                       33,220             36,611
  Laguna Resorts & Hotels Public Co.,
    Ltd. (Foreign)                                                       32,200             37,906
* Loxley Public Co., Ltd. (Foreign)                                      95,812            148,788
  MBK Development Public Co., Ltd.                                       68,000             84,308
  MFC Asset Management Public Co.,
    Ltd.                                                                    500              1,866
* MK Real Estate Development Public
    Co., Ltd. (Foreign)                                                  29,250              3,736
* Media of Medias Public Co.,
    Ltd. (Foreign)                                                        9,100                934
  Muramoto Electronic (Thailand) Public
    Co., Ltd. (Foreign)                                                   9,900             59,512
  Nation Multimedia Group Public Co.,
    Ltd. (Foreign)                                                      146,259             64,109
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                      447,300            969,104
* Noble Development Public Co., Ltd.                                    155,200             60,642
* Pacific Assets Public Co.,
    Ltd. (Foreign)                                                      141,000             33,550
* Padaeng Industry Public Co.,
    Ltd. (Foreign)                                                       73,800             30,315
  Patum Rice Mill & Granary Public Co.,
    Ltd. (Foreign)                                                        5,500              4,133
* Phatra Insurance Public Co., Ltd.                                      10,000             42,580
  Phoenix Pulp and Paper Public Co.,
    Ltd. (Foreign)                                                       37,400            103,043
* Prasit Development Public Co.,
    Ltd. (Foreign)                                                       29,700              1,116
  Quality Houses Public Co.,
    Ltd. (Foreign)                                                      377,000    $        67,043
  Regional Container Lines Public Co.,
    Ltd.                                                                374,000            130,209
* Robinson Department Store Public Co.,
    Ltd. (Foreign)                                                       18,525              2,190
* STP & I Public Co., Ltd.                                              138,700             16,258
* SVI Public Co., Ltd.                                                  122,266             42,567
  Saha Pathana Inter-Holding Public Co.,
    Ltd.                                                                350,000            113,964
  Saha-Union Public Co.,
    Ltd. (Foreign)                                                      279,500            182,016
* Sahaviriya Steel Industries Public Co.,
    Ltd. (Foreign)                                                      772,100            754,212
* Samart Corp. Public Co.,
    Ltd. (Foreign)                                                       32,600             68,180
  Sammakorn Public Co.,
    Ltd. (Foreign)                                                        7,500              7,514
* Sansiri Public Co., Ltd.                                              294,700            103,339
* Seamico Securities Public Co.,
    Ltd. (Foreign)                                                       39,400             78,948
  Serm Suk Public Co., Ltd. (Foreign)                                    10,000              7,952
* Shinawatra Satellite Public Co.,
    Ltd. (Foreign)                                                      153,700             91,238
  Siam Food Products Public Co.,
    Ltd. (Foreign)                                                        9,000             20,063
  Siam Industrial Credit Public Co.,
    Ltd.                                                                352,862             82,195
  Siam Makro Public Co.,
    Ltd. (Foreign)                                                      111,600            122,991
* Sino-Thai Engineering & Construction
    Public Co., Ltd. (Foreign)                                          288,000            129,843
  Sri Trang Agro Industry Public Co.,
    Ltd. (Foreign)                                                       30,496             15,964
* Srithai Superware Public Co.,
    Ltd. (Foreign)                                                       16,400              4,395
* Standard Chartered Nakornthon
    Bank Public Co., Ltd. (Foreign)                                          54              4,463
* Sun Tech Group Public Co.,
    Ltd. (Foreign)                                                       27,200              1,908
* Supalai (Forign)                                                      346,000             48,098
* TCJ Motor Public Co., Ltd. (Foreign)                                    7,300                841
* TISCO Finance Public Co.,
    Ltd. (Foreign)                                                      745,900            583,829
* TPI Polene Public Co., Ltd. (Foreign)                                 458,476            485,175
* TT&T Public Co., Ltd. (Foreign)                                     1,020,000            115,987
* Tanayong Public Co., Ltd. (Foreign)                                   261,000              6,537
  Thai German Ceramic Industry Public
    Co., Ltd. (Foreign)                                                  36,100             84,994
* Thai Gypsum Public Co., Ltd.                                          650,000            108,266
  Thai Pineapple Public Co.,
    Ltd. (Foreign)                                                       14,762             25,512
  Thai Plastic and Chemicals Public
    Co., Ltd. (Foreign)                                                  40,500            160,276
  Thai Reinsurance Public Co.,
    Ltd. (Foreign)                                                      347,400             39,852
  Thai Rung Union Car Public Co.,
    Ltd. (Foreign)                                                      165,000             64,884
  Thai Stanley Electric (Thailand) Public
    Co., Ltd. (Foreign)                                                  16,000            163,507

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Thai Vegetable Oil-Foreign                                            482,600    $       200,655
  Thai Wacoal Public Co., Ltd.                                           78,000             66,425
* Tipco Asphalt Public Co.,
    Ltd. (Foreign)                                                       95,200            141,876
* Tuntex (Thailand) Public Co.,
    Ltd. (Foreign)                                                      126,728             19,838
* United Communication Industry Public
    Co., Ltd. (Foreign)                                                 139,000             90,520
  United Palm Oil Industry Public
    Co., Ltd.                                                            21,000             24,590
  Vanachai Group Co-Foreign                                             294,666             93,732
* Vinythai Public Co., Ltd. (Foreign)                                   820,604            302,139
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $6,274,574)                                                                     11,515,244
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
* Bangkok Land (Foreign)
    Warrants 2006                                                        21,733                  0
* Jasmine International Public Co.,
    Ltd. (Foreign) Rights 2003                                          350,000                  0
* Quality Houses Public Co.,
    Ltd. (Foreign) Warrants 2008                                         46,800              4,525
* Seamico Securities Public Co.,
    Ltd. (Foreign) Warrants 2008                                          9,850                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  4,525
                                                                                   ---------------
TOTAL -- THAILAND
  (Cost $6,274,574)                                                                     11,519,769
                                                                                   ---------------
MEXICO -- (9.4%)
COMMON STOCKS -- (9.2%)
* Cintra S.A. de C.V.                                                   137,000             20,892
* Consorcio Ara S.A.                                                    599,000          1,445,236
* Consorcio Hogar S.A. de C.V.
    Series B                                                            325,000            108,236
  Controladora Comercial Mexicana S.A
    de C.V. Series B                                                  1,326,100          1,221,475
* Corporacion Geo S.A. de C.V.
    Series B                                                            266,000          1,360,279
* Corporacion Interamericana de
    Entramiento S.A. de C.V.
    Series B                                                            703,769          1,233,576
  Desc S.A. de C.V. Series B                                            589,100            184,058
* Empaques Ponderosa S.A. de C.V.
    Series B                                                            206,000              9,930
* Empresas ICA Sociedad Controladora
    S.A. de C.V.                                                      2,085,450            478,858
  Empresas la Moderna S.A. de C.V.
    Series A                                                            610,700             85,635
  Gruma S.A. de C.V. Series B                                           138,000            171,741
  Grupo Casa Saba S.A. de C.V.                                           39,700             42,970
  Grupo Cementos de Chihuahua,
    S.A. de C.V.                                                        398,000            435,663
  Grupo Corvi S.A. de C.V. Series L                                     100,000             17,090
  Grupo Elektra S.A. de C.V.                                            386,800          1,972,945
  Grupo Financiero GBM Atlantico S.A.
    de C.V. Series L                                                      9,441              1,820
  Grupo Financiero GBM Atlantico S.A.
    de C.V. Series L                                                     23,928              4,823
  Grupo Industrial Maseca S.A. de
    C.V. Series B                                                       446,000    $       180,585
  Grupo Industrial Saltillo Unique
    Series                                                               90,600            144,909
* Grupo Iusacell S.A. de C.V.
    Series V                                                          1,028,100             98,213
  Grupo Posadas S.A. de C.V.
    Series L                                                            199,000             86,766
* Grupo Qumma S.A. de C.V. Series B                                     103,000              1,625
* Grupo Tribasa S.A. de C.V.                                             64,000                  0
  Herdez Common Series                                                  107,000             32,821
* Hylsamex S.A. de C.V. Series B                                         82,000             51,312
  Industrias Bachoco S.A. de C.V.
    (Certificate Representing Series B
    and Series L)                                                        66,000            109,323
  Industrias Penoles S.A. de C.V.                                       118,000            330,879
* Industrias S.A. de C.V. Series B                                       33,000             75,196
* Jugos del Valle S.A. de C.V. Series B                                  37,900             47,167
* Movilaccess S.A. de C.V. Series B                                      13,489             38,303
  Nadro S.A. de C.V. Series B                                           242,967            102,636
* Nueva Grupo Mexico S.A. de C.V.
    Series B                                                             79,644            143,091
* Sanluis Corporacion S.A. de C.V.
    (Certificates representing 1 share
    Series B, 1 share Series C & 1
    share Series D)                                                       3,300                852
  Vitro S.A.                                                            811,000            771,181
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $9,159,744)                                                                     11,010,086
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.2%)
* Empresas ICA Sociedad Controladora
    S.A. de C.V. Rights 12/09/03
    (Cost $157,679)                                                   2,085,450            226,635
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $8,636)                                                                            6,894
                                                                                   ---------------
TOTAL -- MEXICO
  (Cost $9,326,059)                                                                     11,243,615
                                                                                   ---------------
SOUTH KOREA -- (9.3%)
COMMON STOCKS -- (9.3%)
* Anam Semiconductor, Inc.                                               32,203             96,712
  Asia Cement Manufacturing Co.,
    Ltd.                                                                  1,130             31,774
  Bank of Pusan                                                          42,780            234,889
* Bing Grae Co., Ltd.                                                     1,210             16,106
  Bu Kwang Pharmaceutical Co., Ltd.                                       6,237             27,552
  Cheil Communications, Inc.                                              1,097            150,124
  Cheil Industrial, Inc.                                                 12,000            149,744
  Choong Wae Pharmaceutical                                               1,877             12,508
  Chungho Comnet Co., Ltd.                                                  720              3,498
* Comtec Systems Co., Ltd.                                                2,000              1,472
  DC Chemical Co., Ltd.                                                   5,376             69,545
* Dae Ho Corp.                                                              543                115
* Dae Sang Corp.                                                          8,020             23,352
  Daeduck Electronics Co., Ltd.                                          22,437            228,654
  Daeduck Industries Co., Ltd.                                            7,526             69,497
  Daegu Bank Co., Ltd.                                                   38,310            187,718
  Daehan City Gas Co., Ltd.                                               2,621             32,271

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Daehan Flour Mills Co., Ltd.                                              470    $        14,995
  Daelim Industrial Co., Ltd.                                             9,480            272,085
  Daesung Industrial Co., Ltd.                                            1,690             24,955
  Daewoo Engineering & Construction
    Co., Ltd.                                                            43,170            187,828
* Daewoo Heavy Industries & Machinery,
    Ltd.                                                                 40,300            323,862
* Daewoo International Corp.                                              8,980             49,754
  Daewoo Motor Sales Corp.                                                5,560             34,136
* Daewoo Securities Co., Ltd.                                            53,920            201,855
  Daewoong Co., Ltd.                                                        379              2,210
  Daewoong Pharmaceutical Co.,
    Ltd.                                                                  1,519             23,125
  Daishin Securities Co., Ltd.                                           14,080            213,768
* Daou Technology, Inc.                                                   7,000             10,511
  Dong Ah Tire Industrial Co., Ltd.                                       7,300             22,470
  Dong Bu Insurance Co., Ltd.                                            19,230             60,071
  Dong-A Pharmaceutical Co., Ltd.                                         1,666             24,739
  Dongkuk Steel Mill Co., Ltd.                                           19,267            117,489
* Dongwon Financial Holding Co.,
    Ltd.                                                                  9,638             43,137
* Doosan Construction & Engineering
    Co., Ltd.                                                             8,410             10,599
* Doosan Corp.                                                            5,060             42,726
  Doosan Heavy Industries &
    Construction Co., Ltd.                                               25,000            136,434
* Eastel Systems Corp.                                                    4,307              6,324
  Global Enterprise Co., Ltd.                                             5,900             13,670
* Good Morning Securities Co., Ltd.                                      45,110            203,775
  Green Cross Corp.                                                       1,825             38,943
  Hae In Co., Ltd.                                                        5,964              7,889
  Halla Climate Control Corp.                                             2,000            159,062
* Han Kuk Carbon Co., Ltd.                                                7,903              9,632
* Han Wha Corp.                                                          21,710            121,549
* Handsome Corp.                                                          6,050             55,364
  Hanil Cement Manufacturing Co.,
    Ltd.                                                                  1,780             91,810
* Hanjin Heavy Industry Co., Ltd.                                        19,240             87,393
  Hanjin Shipping Co., Ltd.                                              17,204            290,538
  Hanjin Transportation Co., Ltd.                                         1,041             10,262
* Hankook Synthetics, Inc.                                                1,000              1,597
  Hankook Tire Manufacturing Co.,
    Ltd.                                                                 26,040            199,949
  Hankuk Electric Glass Co., Ltd.                                         2,000            110,644
  Hankuk Glass Industries, Inc.                                           5,120            118,411
  Hanmi Pharmaceutical Industrial
    Co, Ltd.                                                              2,496             62,709
* Hansol Electronics Inc.                                                   797              7,028
  Hansol Paper Co., Ltd.                                                  7,730             54,596
* Hansung Enterprise Co., Ltd.                                              620                882
* Hanwha Chemical Corp.                                                  25,910            226,326
* Hanwha Securities Co., Ltd.                                             2,260              6,421
  Hotel Shilla, Ltd.                                                     11,548             52,838
  Huchems Fine Chemical Corp.                                             5,616             13,829
* Hung Chang Co., Ltd.                                                       27                 73
* Hyosung T & C Co., Ltd.                                                 8,220             83,086
  Hyundai Cement Co., Ltd.                                                1,220             27,606
* Hyundai Corp.                                                           1,505              3,806
  Hyundai Development Co.                                                19,000            177,031
  Hyundai Fire & Marine Insurance
    Co., Ltd.                                                             2,320             69,095
* Hyundai Hysco                                                          23,250    $       113,924
* Hyundai Merchant Marine Co., Ltd.                                      26,000            189,693
* Hyundai Mipo Dockyard Co., Ltd.                                         3,572             43,831
* Hyundai Securities Co., Ltd.                                           25,720            139,721
  INI Steel Co., Ltd.                                                    33,750            265,328
  ISU Chemical Co., Ltd.                                                  1,530             10,437
  IlShin Spinning Co., Ltd.                                                 380             11,191
* Inchon Oil Refinery Co., Ltd.                                             373                 17
  Jahwa Electronics Co., Ltd.                                             3,020             22,611
* Jeonbuk Bank, Ltd.                                                      8,590             25,833
* K.C. Tech Co., Ltd.                                                     6,000             22,711
  KEC Corp.                                                               2,085             64,004
* KP Chemical Corp.                                                         821              1,072
* KTB Network, Ltd.                                                      17,000             50,913
  Kolon Industries, Inc.                                                  2,260             12,935
* Kolon International                                                       321              1,276
  Kolon International Corp.                                               2,157             16,096
  Korea Circuit Co.                                                       7,800             22,517
* Korea Data Systems Co., Ltd.                                           35,000             20,673
* Korea Electric Terminal Co., Ltd.                                       2,000             39,599
* Korea Exchange Bank Credit Service
    Co., Ltd.                                                            18,528             50,403
  Korea Fine Chemical Co., Ltd.                                           1,388             16,050
  Korea Iron & Steel Co., Ltd.                                            3,120             41,529
  Korea Iron & Steel Works Co., Ltd.                                      2,496             30,420
* Korea Line Corp.                                                        2,900             36,188
  Korea Polyol Co., Ltd.                                                  1,450             36,852
  Korea Zinc Co., Ltd.                                                    5,470            118,315
  Korean Reinsurance Co., Ltd.                                            3,580            112,875
  Kumho Electronics Co., Ltd.                                             1,360             42,993
  LG Ad Inc., Ltd.                                                        2,000             37,769
  LG Cable, Ltd.                                                          8,370            104,098
* LG Caltex Gas Co., Ltd.                                                 1,980             35,085
  LG Household & Healthcare Co.,
    Ltd.                                                                  3,740             96,452
* LG Industrial Systems, Ltd.                                             6,300             67,085
  LG Insurance Co., Ltd.                                                 17,400             78,166
  LG International Corp.                                                 18,358            119,429
* LG Life Sciences, Ltd.                                                  3,630            101,165
  LG Petrochemical Co., Ltd.                                              6,320            135,648
  Lotte Chilsung Beverage Co., Ltd.                                         320            154,403
  Lotte Confectionary Co., Ltd.                                             680            280,587
  Lotte Sam Kang Co., Ltd.                                                  230             17,029
  Meritz Securities Co., Ltd.                                             2,940              6,799
* Midopa Co., Ltd.                                                       16,930            119,153
  Namhae Chemical Corp.                                                  13,104             14,390
  Namyang Dairy Products Co., Ltd.                                          340             74,107
  Nong Shim Co., Ltd.                                                     2,463            458,976
* Nong Shim Holdings Co., Ltd.                                              780             24,009
  ORION Corp.                                                             1,300             91,926
  Oriental Fire & Marine Insurance Co.,
    Ltd.                                                                  1,370             16,526
  Pantech Co., Ltd.                                                       4,000             28,618
  Poong San Corp.                                                         9,330             87,320
* Pulmuone Co., Ltd.                                                      1,000             49,249
* Pusan City Gas Co., Ltd.                                                3,000             30,448
  S1 Corp.                                                                7,950            155,753
  SKC Co., Ltd.                                                           8,250            111,185
  STX Corp.                                                               5,100             41,452
* Saehan Industries, Inc.                                                22,320             16,711
* Samchully Co., Ltd.                                                       770             32,029

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* Samsung Engineering Co., Ltd.                                           7,000    $        19,101
  Samsung Fine Chemicals                                                  6,700             94,197
* Samsung Techwin Co., Ltd.                                              22,230            229,318
  Samyang Corp.                                                           1,870             30,336
  Samyang Genex Co., Ltd.                                                   220              5,655
  Samyoung Electronics Co., Ltd.                                          3,060             22,733
  Sejong Securities Co., Ltd.                                             4,840             10,348
  Seondo Electric Co., Ltd.                                               4,400              5,527
  Seoul City Gas Co., Ltd.                                                2,750             37,634
  Seoul Securities Co., Ltd.                                              7,840             21,817
  Shin Young Securities Co., Ltd.                                         2,620             27,027
  Shinmoorim Paper Manufacturing Co.,
    Ltd.                                                                  2,858             14,622
* Shinsung Engineering Co., Ltd.                                          7,000             36,687
  Sindo Ricoh                                                             2,000            106,818
* Ssangyong Cement Industry Co.,
    Ltd.                                                                 42,510             52,693
* Ssangyong Motor Co.                                                    28,990            207,890
  Suheung Capsule Co., Ltd.                                               1,900              9,326
  Sung Shin Cement Co., Ltd.                                              3,760             77,887
* Sunkyong Securities Co., Ltd.                                          83,230             40,852
  Tae Kwang Industrial Co., Ltd.                                            200             23,294
  Tae Young Corp.                                                         1,604             56,578
  Tai Han Electric Wire Co., Ltd.                                         6,181             30,544
* Tong Yang Investment Bank                                              16,130             19,927
* Trigem Computer, Inc.                                                  12,289             54,899
* Union Steel Manufacturing Co.,
    Ltd.                                                                    550             64,744
  Woongjin Coway Co., Ltd.                                                3,310             16,329
* Woongjin.Com Co., Ltd.                                                  6,810             17,902
  Woori Securities Co., Ltd.                                              4,290             14,632
* Youlchon Chemical Co., Ltd.                                             5,610             40,463
  Young Poong Mining & Construction
    Corp.                                                                 1,580              5,087
  Youngone Corp.                                                         11,400             20,817
  Yuhan Corp.                                                             2,021            104,240
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $8,913,250)                                                                     11,129,916
                                                                                   ---------------

TURKEY -- (9.1%)
COMMON STOCKS -- (9.1%)
  Adana Cimento Sanayi Ticaret A.S.                                 244,184,376            145,308
* Ak Enerji A.S.                                                     72,903,000            296,698
* Akal Tekstil A.S.                                                   2,779,875              8,366
  Akcansa Cimento Sanayi ve
    Ticaret A.S.                                                    274,876,875            625,147
  Aksa                                                               38,821,296            329,264
  Aksigorta A.S.                                                    167,735,663            659,699
* Aksu Iplik Dokuma ve Boya Apre
    Fab A.S.                                                          4,477,695              6,279
* Aktas Elektrik Ticaret A.S.                                           370,000             37,962
  Alarko Holding                                                     21,706,400            386,023
  Alarko Sanayii ve Ticaret A.S.                                      1,822,499             89,754
  Alkim Alkali Kimya A.S.                                            23,650,000             53,382
* Alternatifbank A.S.                                                97,063,680             36,515
* Altinyildiz Mensucat ve Konfeksiyan
    Fabrikalari A.S.                                                 21,960,000             16,222
  Anadolu Anonim Turk Sigorta Sirketi                                98,399,376             91,534
  Anadolu Cam Sanayii A.S.                                          250,675,663            336,063
  Anadolu Gida Sanayi A.S.                                           34,600,000            134,897
* Anadolu Isuzu Otomotiv Sanayi ve
    Ticaret A.S. Series C                                             7,793,000    $        79,423
* Ayen Enerji A.S.                                                   17,941,000             73,629
  Bagfas Bandirma Gubre Fabrik                                        2,300,000             42,476
* Bandirma Vitaminli Yem Sanayii
    Ticaret A.S.                                                     36,924,546            146,486
  Bati Cimento A.S.                                                  96,109,301            141,995
* Bekoteknik Sanayi A.S.                                             80,999,725            299,178
  Bolu Cimento Sanayi A.S.                                          111,833,881            126,980
  Borusan                                                            36,993,000            106,273
  Bossa Ticaret ve Sanayi Isletmeleri
    A.S.                                                             85,478,000            116,933
  Brisa Bridgestone Sanbanci Lastik
    San & Tic A.S.                                                    5,857,000            174,268
  Bursa Cimento Fabrikasi A.S.                                       28,840,000            197,264
  CIMSA A.S. (Cimento Sanayi ve
    Ticaret)                                                        127,033,000            447,483
* Carsi Buyuk Magazacilik                                            81,391,000             98,538
  Celebi Hava Servisi A.S.                                           18,903,000            111,194
* Deva Holding A.S.                                                  21,599,332             31,764
* Doktas Dokumculuk Ticaret
    ve Sanayi A.S.                                                   63,993,600             86,667
* Eczacibasi Ilac                                                    49,338,000            182,233
* Eczacibasi Yapi Gere                                               51,561,000            111,092
* Ege Seramik Co., Inc.                                              44,835,048             33,427
* Egeplast Plastik Ticaret ve
    Sanayi A.S.                                                       7,720,000              7,921
* Finansbank                                                        436,544,786            391,158
* GSD Holdings A.S.                                                  33,540,000             19,041
* Global Menkul Degerler A.S.                                        31,200,000             21,341
* Goldas Kuyumculuk Sanayi A.S.                                      88,799,600             43,124
  Goltas Cimento                                                      7,128,000             32,666
* Good Year Lastikleri A.S.                                          14,659,125            113,302
  Gubre Fabrikalari Ticaret A.S.                                        937,440             10,323
  Gunes Sigorta A.S.                                                 39,743,600             44,854
* Hektas Ticaret A.S.                                                18,198,025             15,186
* Ihlas Holding                                                     285,533,822            212,881
* Is Gayrimenk                                                      289,898,200            202,255
* Isiklar Ambalaj Sansuii ve
    Ticaret A.S.                                                        895,000              2,938
* Istanbul Motor Piston ve Pim
    Sanayi A.S.                                                         229,000             29,604
* Izmir Demir Celik                                                  57,269,250             43,089
  Karsu Tekstil Sanayii ve Ticaret A.S.                               5,680,000              8,353
  Kartonsan                                                           1,698,750             94,117
* Kav Orman Sanayii A.S.                                              3,003,000              5,392
* Kerevitas Gida Sanayi ve
    Ticaret A.S.                                                      2,532,000              3,048
  Konya Cimento                                                       4,921,000             45,440
  Kordsa Sabanci Dupont Endustriye
    Iplik ve Kord Bezi Sanayi ve
    Ticaret A.S.                                                    146,305,500            215,155
* Kutahya Porslen Sanayii A.S.                                        2,617,000             27,029
  Mardin Cimento                                                     38,235,750            146,457
  Marshall Boya ve Vernik
    Sanayii A.S.                                                      2,186,000             45,604
* Medya Holdings A.S. Series C                                       15,849,000             74,800
* Menderes Tekstil Sanayi ve
    Ticaret A.S.                                                    104,549,000             53,633
* Merko Gida Sanayi ve Ticaret
    A.S. Series A                                                    10,580,000              5,717

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* Milliyet Gazetecilik A.S.                                          28,557,680    $        79,110
* Milpa Ticari ve Sinai Urunler
    Pazarlama                                                        12,117,600              9,946
* Mudurnu Tavukculuk A.S.                                             1,740,000                536
* Mutlu Aku                                                           1,527,000              7,155
* Nergis Holding A.S.                                                 1,784,000              4,515
* Net Holding A.S.                                                   15,942,722              7,088
* Net Turizm Ticaret ve Sanayi                                       16,830,000              9,094
  Netas Northern Electric
    Telekomunikasyon A.S.                                             8,756,500            185,671
  Olmuksa Mukavva Sanayi ve
    Ticaret A.S.                                                      6,992,000             30,608
  Otobus Karoseri Sanayi A.S.                                        44,321,167             97,767
* Pinar Sut Mamulleri Sanayii A.S.                                   12,143,250             16,113
* Raks Elektroniks A.S.                                               2,730,000              2,465
* Sanko Pazarlama Ithalat
    Ihracat A.S.                                                     48,903,000            158,885
  Sarkuysan Elektrolitik Bakir
    Sanayi A.S.                                                      10,999,662             42,885
* Sasa Suni ve Sentetik Elyat
    Sanayi A.S.                                                     124,394,000            259,509
* Sonmez Filament Sentetik Iplik ve
    Elyaf Sanayi A.S.                                                   900,000              4,309
* T. Tuborg Bira ve Malt Sanayi A.S.                                 10,974,754             41,662
* Tansas Izmir Buyuksehir Belediyesi
    Ic ve dis Ticaret A.S.                                          365,309,000            364,809
  Tat Konserve Sanayii A.S.                                          14,174,999             77,565
* Tekstil Bankasi A.S.                                              121,274,079             31,521
* Teletas Telekomunikasyon Endustri
    Ticaret A.S.                                                      8,799,000             60,787
  Tire Kutsan Oluklu Mukavvakutu ve
    Kagit Sanayi A.S.                                                39,939,000             37,699
  Trakya Cam Sanayii A.S.                                            95,293,276            255,832
    Turk Demir Dokum Fabrikalari                                     60,749,982             99,726
* Turk Dis Ticaret Bankasi A.S.                                     334,067,850            294,766
* Turk Siemens Kablo ve Elektrik
    Sanayi A.S.                                                       9,925,500             47,183
* Turk Sise ve Cam Fabrikalari A.S.                                 179,550,063            248,079
  USAS (Ucak Servisi A.S.)                                           11,938,000            124,116
* Uzel Makina Sanayi A.S.                                            41,851,000             97,328
* Vakif Finansal Kiralama A.S.                                        5,450,302              7,270
  Yunsa Yunlu Sanayi ve Ticaret A.S.                                 10,027,800             11,043
* Zorlu Enerji Elektrik Uretimi
    Otoproduktor Gruba A.S.                                          98,400,000            297,825
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $10,638,372)                                                                    10,787,711
                                                                                   ---------------

INDONESIA -- (9.0%)
COMMON STOCKS -- (9.0%)
* PT Apac Centretex
    Corporation Tbk                                                     122,000              2,630
* PT Argha Karya Prima Industry Tbk                                      90,666              7,729
* PT Artha Graya Investama
    Sentral Tbk                                                       4,773,000             45,058
  PT Asahimas Flat Glass Co., Ltd.                                    1,271,000            313,900
  PT Astra Agro Lestari Tbk                                           6,656,000          1,230,537
  PT Astra Graphia Tbk                                                4,549,000            173,473
  PT Bank NISP Tbk                                                   13,832,920            553,139
* PT Batu Buana                                                          77,715                586
  PT Berlian Laju Tanker Tbk                                          7,383,600            652,109
* PT Bhakti Investama Tbk                                             9,031,500            362,355
  PT Branta Mulia Tbk                                                    66,000    $         6,305
* PT Budi Acid Jaya Tbk                                               1,449,000             16,906
  PT Charoen Pokphand
    Indonesia Tbk                                                     3,406,500            136,342
* PT Ciputra Development Tbk                                            161,250              7,493
  PT Citra Marga Nusaphala Persada                                    6,649,500            293,218
* PT Clipan Finance Indonesia Tbk                                     3,133,000             84,968
  PT Dankos Laboratories                                              3,011,400            355,240
* PT Davomas Adabi Tbk                                                3,298,000            147,886
* PT Dharmala Intiland                                                  277,400              2,432
  PT Dynaplast Tbk                                                    1,038,000            161,492
  PT Enseval Putera
    Megatrading Tbk                                                   1,276,000            202,050
* PT Eterindo Wahanatama Tbk                                            397,000              6,043
* PT Ever Shine Textile Tbk                                           4,029,640             45,011
* PT Gajah Tunggal Tbk                                                  236,000             13,633
* PT GT Petrochem Industries Tbk                                        918,000             35,372
* PT Hero Supermarket Tbk                                                33,000              3,308
* PT Indal Aluminium Industry                                            47,000                812
  PT Indorama Synthetics Tbk                                          1,453,000             82,615
  PT International Nickel
    Indonesia Tbk                                                       488,000          1,307,607
* PT Jakarta International Hotel and
    Development Tbk                                                     395,000             29,894
* PT Jaya Real Property                                                 157,500             37,665
  PT Kalbe Farma Tbk                                                 12,953,800          1,219,115
* PT Karwell Indonesia                                                  138,000              6,490
* PT Kawasan Industry
    Jababeka Tbk                                                     35,953,000            221,396
* PT Keramika Indonesia
    Assosiasi Tbk                                                       100,000              2,058
  PT Komatsu Indonesia Tbk                                              860,000            131,066
  PT Lautan Luas Tbk                                                  1,887,500             63,072
  PT Matahari Putra Prima Tbk Foreign                                 2,609,000            155,076
  PT Mayorah Indah                                                    2,473,500            261,581
* PT Metrodata Electronics Tbk                                        3,981,000             44,395
* PT Modern Photo Tbk                                                    40,000              2,810
* PT Mulia Industrindo                                                  542,000             14,655
  PT Mustika Ratu Tbk                                                   723,000             34,803
* PT Pakuwon Jati Tbk                                                    63,000              2,518
* PT Panasia Indosyntec Tbk                                              79,000              2,554
  PT Panin Insurance Tbk                                              7,979,000            309,554
* PT Prasidha Aneka Niaga Tbk                                            84,000              1,210
  PT Pudjiadi Prestige, Ltd. Tbk                                         45,500              1,071
* PT Putra Sejahtera Pioneerindo                                         29,000              1,620
* PT Rig Tenders Indonesia Tbk                                          178,000            126,146
  PT Selamat Semp Tbk                                                 1,920,000             59,852
* PT Semen Cibinong Tbk                                                 702,000             28,209
* PT Sinar Mas Agro Resources and
     Technology Tbk                                                      87,792             29,999
  PT Summarecon Agung Tbk                                             6,332,000            389,548
* PT Sunson Textile
     Manufacturer Tbk                                                   343,000              5,071
* PT Suparma Tbk                                                      2,400,000             55,338
* PT Surabaya Agung Industri
     Pulp & Paper                                                        64,500                493
* PT Surya Dumai Industri Tbk                                         3,298,500            149,315
* PT Suryamas Dutamakmur                                                125,000                625
  PT Tempo Scan Pacific                                                 471,500            290,971
* PT Texmaco Jaya Tbk                                                    93,000             32,257
  PT Timah Tbk                                                        1,701,000            300,490

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* PT Trias Sentosa Tbk                                                6,328,000    $       171,359
  PT Trimegah Sec Tbk                                                 9,961,000             93,334
  PT Tunas Ridean Tbk                                                 1,987,000             71,194
  PT Ultrajaya Milk Industry &
    Trading Co.                                                         260,000             13,800
  PT Unggul Indah Corp. Tbk                                              48,239             14,723
* PT United Tractors                                                    627,200             66,233
* PT Wicaksana Overseas
    International                                                        28,560                436
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,385,005)                                                                     10,692,245
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
* PT Trias Sentosa Tbk Rights 12/10/03
    (Cost $0)                                                         1,898,400             10,114
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $8,385,005)                                                                     10,702,359
                                                                                   ---------------

TAIWAN --(8.9%)
COMMON STOCKS -- (8.8%)
  Ability Enterprise Co., Ltd.                                           64,192             55,827
* Abit Computer Co., Ltd.                                               118,300             50,230
  Accton Technology Corp.                                               131,000             93,215
  Advantech Co., Ltd.                                                    81,000            126,896
* Ambassador Hotel                                                       60,000             20,469
  Amtran Technology Co., Ltd.                                            83,802             72,146
* Arima Computer Corp.                                                  258,000             92,925
  Asia Polymer Corp.                                                     41,000             25,092
  Askey Computer Co., Ltd.                                               79,550             43,793
  Audix Co., Ltd.                                                        17,513             26,154
  Aurora Corp.                                                           52,250             33,048
  Avision, Inc.                                                          25,030             20,009
  Bank of Kaohsiung Co., Ltd.                                            54,060             29,444
  Basso Industry Corp., Ltd.                                             15,000             30,088
* Behavior Tech Computer                                                 39,000             16,217
* Bes Engineering Corp.                                                 198,640             29,665
  CTCI Corp.                                                             98,000             72,316
* Carnival Industrial Corp.                                              95,000             16,135
  Catcher Co., Ltd.                                                      26,910             92,589
* Cathay Real Estate Development Co.,
    Ltd.                                                                347,753            122,706
* Central Insurance Co., Ltd.                                            60,000             21,171
  Central Reinsurance Co., Ltd.                                          61,000             21,971
  Cheng Loong Corp.                                                     237,000             76,687
  Cheng Uei Precision Industry Co.,
    Ltd.                                                                 68,200            142,791
* Chia Hsin Cement Corp.                                                146,000             85,933
* Chia Hsin Food & Synthetic Fiber
    Co., Ltd.                                                           269,000             23,001
  Chicony Electronics Co., Ltd.                                          70,866            135,922
* China General Plastics Corp.                                           76,000             25,927
* China Life Insurance Co., Ltd.                                         92,400             36,527
* China Man-Made Fiber Co., Ltd.                                        191,000             90,047
  China Metal Products Co., Ltd.                                         22,000             20,357
* China Petrochemical Development
    Corp.                                                               177,000             25,811
* China Rebar Co., Ltd.                                                 200,000             18,155
  China Steel Chemical Corp.                                             31,620             39,444
* China Synthetic Rubber Corp.                                           59,987             19,322
* China United Trust & Investment
    Corp.                                                               220,000             29,183
* Chinatrust Financial Holdings Co.,
    Ltd.                                                                 12,700    $        12,421
* Chinatrust Financial Holdings Co.,
    Ltd. Preferred                                                       31,650              9,268
  Chin-Poon Industrial Co., Ltd.                                         34,244             22,361
* Chou Chin Industrial Co., Ltd.                                         42,180                  0
  Chroma Ate, Inc.                                                       34,252             22,467
  Chun Yuan Steel Industrial Co.,
    Ltd.                                                                 66,000             34,208
  Chung Hsin Electric & Machinery Co.,
    Ltd.                                                                120,000             45,857
  Chung Hwa Pulp Corp.                                                  135,804             65,615
* Clevo Co.                                                              80,340             32,348
* Compeq Manufacturing Co., Ltd.                                        156,000             84,510
  Continental Engineering Corp.                                         192,098             72,283
  D-Link Corp.                                                          109,000            128,630
  Der Pao Construction Co., Ltd.                                         78,000             24,097
* ET Internet Technology Corp.                                           78,302             31,413
  Elan Microelectronincs Corp.                                           45,210             40,643
  Elitegroup Computer Systems Co.,
    Ltd.                                                                126,000            126,922
* Enlight Corp.                                                          53,000             20,796
* Entie Commercial Bank                                                 436,000            111,075
  Epistar Corp.                                                          25,619             60,015
  Eternal Chemical Co., Ltd.                                            121,700             74,125
  Evergreen International Storage &
    Transport Corp.                                                     330,000            118,375
  Everlight Chemical Industrial Corp.                                    65,000             21,127
  Everlight Electronics Co., Ltd.                                        35,640             65,749
  Everspring Industry Co., Ltd.                                          51,000             17,025
* Far East Department Stores, Ltd.                                      120,000             48,316
* Far Eastern International Bank                                        176,000             83,490
* Federal Corp.                                                          48,552             41,372
  Feng Hsin Iron & Steel Co., Ltd.                                      162,180            108,278
  Feng Tay Enterprise Co., Ltd.                                          62,100             56,372
* First International Computer, Inc.                                    264,000             53,341
  Formosa International Hotels Corp.                                     49,500             52,616
  Formosa Taffeta Co., Ltd.                                             269,000            111,854
  Giant Manufacture Co., Ltd.                                            59,170             73,638
* Giga Storage Corp.                                                     42,000             23,122
  Globe Union Industrial Corp.                                           32,634             33,446
* Gold Circuit Electronics, Ltd.                                         73,000             29,606
* Goldsun Development & Construction Co., Ltd.                          193,000             30,236
* Grand Pacific Petrochemical Corp.                                     115,000             43,777
  Great China Metal Industry Co., Ltd.                                   63,000             32,284
  Great Taipei Gas Co., Ltd.                                             97,000             28,404
  Great Wall Enterprise Co., Ltd.                                        63,000             16,234
  Greatek Co., Ltd.                                                      64,030             62,624
  Hey Song Corp.                                                         96,000             29,236
  Ho Tung Chamical Corp.                                                 73,901             29,323
* Hocheng Corp.                                                          71,000             19,647
  Hotai Motor Co., Ltd.                                                 120,000            133,177
* Hsin Kuang Steel Co., Ltd.                                             23,000             21,148
* Hsinchu International Bank                                            291,000            124,410
  Hua Eng Wire & Cable Co., Ltd.                                        113,565             23,777
* Hung Poo Construction Corp.                                            76,000             41,839
* Hung Sheng Construction Co., Ltd.                                     122,000             46,442
* Ichia Technologies, Inc.                                               25,200             49,441
* Infodissc Technology Co., Ltd.                                         58,000             20,720
  K Laser Technology, Inc.                                               20,343             12,450

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  Kaulin Manufacturing Co., Ltd.                                         16,000    $        23,895
  Kendra Rubber Industrial Co., Ltd.                                     74,793             65,266
* King Yuan Electronics Co., Ltd.                                        61,000             60,911
* Kingdom Construction Co., Ltd.                                        107,000             28,669
* King's Town Construction Co., Ltd.                                     25,000             22,694
  Kinpo Electronics, Inc.                                               202,000            113,570
  Knowledge-Yield-Excellence Systems Corp.                               23,995             24,100
* Lead Data Co., Ltd.                                                    82,000             37,458
* Lealea Enterprise Co., Ltd.                                           110,000             24,158
  Lee Chang Yung Chemical Industry Corp.                                 70,019             25,937
* Lelon Co., Ltd.                                                        27,378             15,232
  Li Shin International Enterprise Corp.                                 25,280             15,472
  Lien Hwa Industrial Corp.                                             119,000             32,233
* Ling Sheng PrecisionIndustrial Corp.                                   45,000             20,029
* Long Bon Development Co., Ltd.                                         98,000             27,980
  Meiloon Co., Ltd.                                                      21,060             27,134
  Mercuries & Associates, Ltd.                                           63,250             20,559
  Merry Electronics Co., Ltd.                                            24,480             40,143
* Microelectronics Technology, Inc.                                      45,000             16,999
  Mitac International Corp.                                             322,000            140,020
* Mustek Systems, Inc.                                                   36,000             21,400
* Nankang Rubber Tire Co., Ltd.                                          57,000             44,231
  National Petroleum Co., Ltd.                                           33,325             24,884
  Nien Hsing Textile Co., Ltd.                                          101,000            101,148
  Nien Made Enterprise Co., Ltd.                                         52,752             92,683
* Opto Tech Corp.                                                        51,000             14,859
* Orient Semiconductor Electronics, Ltd.                                213,917             38,837
  Oriental Union Chemical Corp.                                          90,720            104,135
* Pacific Electric Wire & Cable Corp.                                   726,000             11,055
* Pan Jit International, Inc.                                            33,000             34,594
* Pan-International Industrial                                           41,000             25,813
  Phihong Technology Co., Ltd.                                           39,472             22,770
* Phoenix Precision Technology Corp.                                     54,000             40,480
  Phoenixtec Power Co., Ltd.                                            145,725            160,020
* Picvue Electronics, Ltd.                                              123,900             38,458
  Primax Electronics, Ltd.                                               59,987             28,632
* Prince Housing & Development Corp.                                    153,000             27,329
* Procomp Informatics, Ltd.                                              21,675             10,409
* Prodisc Technology Inc.                                               129,560            136,579
* Q-Run Technology Co., Ltd.                                             44,000             66,354
* Ruentex Development Co., Ltd.                                         140,000             22,958
* Ruentex Industries, Ltd.                                              141,000             65,649
* Sampo Corp.                                                           236,000            103,660
* San Fang Chemical Industry Co., Ltd.                                   40,700             32,179
* Sanyang Industrial Co., Ltd.                                          144,000             28,463
  Sanyo Electric Co., Ltd.                                               56,000             27,385
  Senao International Co., Ltd.                                          31,900             19,710
  Sheng Yu Steel Co., Ltd.                                               98,980            107,530
  Shihlin Electric & Engineering Corp.                                  125,000             69,912
* Shihlin Paper Corp.                                                    31,000             22,876
* Shinkong Synthetic Fibers Co., Ltd.                                   159,000             33,290
* Shuttle, Inc.                                                          28,200             32,205
  Sincere Navigation Corp.                                               64,015             49,675
* Sinkong Spinning Co., Ltd.                                             60,000             24,597
  Sinyi Realty, Inc.                                                     20,000             44,510
* Solomon Technology Corp.                                               90,000    $        30,307
  Southeast Cement Co., Ltd.                                             94,000             20,369
  Springsoft, Inc.                                                       27,466             58,310
  Stark Technology, Inc.                                                 45,100             39,223
  Sunonwealth Electric Machine Industry Co., Ltd.                        44,719             21,083
  Sunrex Technology Corp.                                                37,260             36,333
  Systex Corp., Ltd.                                                    197,000            102,682
* TSRC Corp.                                                            127,000             47,974
  TYC Brother Industrial Co., Ltd.                                       43,680             63,953
* Ta Chong Bank                                                         217,000             63,225
  Ta Ya Elec Wire & Cable Co., Ltd.                                      87,000             24,712
* Taichung Commercial Bank                                              369,000             68,613
* Tainan Business Bank                                                  123,000             25,212
  Tainan Enterprises Co., Ltd.                                           28,000             37,060
  Tainan Spinning Co., Ltd.                                             315,000             88,550
  Taiwan Acceptance Corp.                                                37,000             31,637
  Taiwan Fu Hsing Industrial Co., Ltd.                                   30,000             26,266
  Taiwan Hon Chuan Enterprise Co., Ltd.                                  17,569             21,402
  Taiwan Kai Yih Industrial Co., Ltd.                                    27,270             26,911
  Taiwan Life Insurance Co., Ltd.                                       119,350            170,550
  Taiwan Mask Corp.                                                      49,720             25,624
  Taiwan Navigation Co., Ltd.                                            57,240             34,528
  Taiwan Polypropylene Co., Ltd.                                         29,416             28,339
  Taiwan Secom                                                          132,912            116,760
  Taiwan Sogo Shinkong Security Co., Ltd.                                45,150             20,360
  Taiwan Styrene Monomer Corp.                                          103,000             86,562
* Taiwan Tea Corp.                                                      125,917             18,805
  Tecom, Ltd.                                                            41,114             15,771
  Test-Rite International Co., Ltd.                                      82,541             46,648
* The Chinese Bank                                                      273,000             61,955
* The Farmers Bank of China                                             224,000             74,448
* Ton Yi Industrial Corp.+                                              284,280             77,417
  Tong Yang Industry Co., Ltd.                                           91,824            145,197
  Transcend Information, Inc.                                            69,440            146,403
  Tsann Kuen Enterprise Co., Ltd.                                        47,000             66,337
* Tung Ho Steel Enterprise Corp.                                         82,687             28,450
* Twinhead International Corp.                                          121,000             23,208
* Tycoons Group Enterprise Co., Ltd.                                     72,000             21,189
  U-Ming Marine Transport Corp.                                         136,000            146,553
  UPC Technology Corp.                                                  171,680             74,906
* Union Bank of Taiwan                                                  312,000             88,621
* Union Insurance Co., Ltd.                                              90,185             29,313
* United Epitaxy Co., Ltd.                                               50,000             28,697
  United Integration Service Co., Ltd.                                   30,450             36,736
* Universal Cement Corp.                                                 63,000             24,259
* Universal Scientific Industrial Co., Ltd.                              96,000             38,934
* Usi Corp.                                                             185,000             69,341
* WUS Printed Circuit Co., Ltd.                                          51,000             31,063
  Walsin Technology Corp., Ltd.                                          73,793             54,237
* Wei Chuan Food Corp.                                                   70,000             19,165
  Weltrend Semiconductor, Inc.                                           32,480             23,873
  Wintek Corp.                                                          100,800             89,436
  World Peace Industrial Co., Ltd.                                       67,425             60,613
  Yieh Phui Enterprise Co., Ltd.                                        156,580             99,496
  Yosun Industrial Corp.                                                 19,257             20,864
  Yuen Foong Yu Paper Manufacturing Co., Ltd.                           288,863            119,267

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                       28,672    $        33,164
  Yung Shin Pharmaceutical Industrial Co., Ltd.                          33,000             25,124
  Yung Tay Engineering Co., Ltd.                                        127,000             76,981
  Zig Sheng Industrial Co., Ltd.                                         71,000             22,142
  Zinwell Corp.                                                          23,320             29,363
  Zyxel Communication Corp.                                              18,515             39,036
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,936,328)                                                                     10,438,448
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $171,780)                                                                        171,324
                                                                                   ---------------

TOTAL -- TAIWAN
  (Cost $9,108,108)                                                                     10,609,772
                                                                                   ---------------

MALAYSIA -- (8.9%)
COMMON STOCKS -- (8.9%)
* A&M Realty Berhad                                                      65,000             29,079
  ACP Industries Berhad                                                  34,000             28,632
* AMBD Berhad                                                            58,000              3,816
  APM Automotive Holdings Berhad                                         42,000             29,400
  Affin Holdings Berhad                                                 356,500             98,507
  Amalgamated Industrial Steel Berhad                                    11,250              2,753
  Amway (Malaysia) Holdings Berhad                                       54,000             90,947
  Ann Joo Resources Berhad                                               83,000             31,671
* Anson Perdana Berhad                                                   10,000                211
  Antah Holding Berhad                                                   23,000              1,816
* Aokam Perdana Berhad                                                      733                 12
* Arab Malaysia Corp. Berhad                                            558,000            170,337
* Asas Dunia Berhad                                                      16,000              4,211
* Asia Pacific Land Berhad                                               70,000              5,434
  Asiatic Development Berhad                                            266,000            117,600
* Avenue Assets Berhad                                                  254,000             50,466
  Ayer Hitam Planting Syndicate Berhad                                    6,000              3,789
  Bandar Raya Developments Berhad                                       252,000            132,632
  Batu Kawan Berhad                                                     104,000            160,105
* Berjaya Capital Berhad                                                391,000             87,975
* Berjaya Land Berhad                                                   465,000            103,401
* Bernas Padiberas Nasional Berhad                                       78,000             21,758
  Bimb Holdings Berhad                                                  134,600             59,862
  Bintai Kinden Corp. Berhad                                             16,000             10,021
  Bolton Properties Berhad                                               18,000              4,642
  Boustead Holdings Berhad                                               95,999             36,884
  Cahya Mata Sarawak Berhad                                             153,000             80,526
* Camerlin Group Berhad                                                  58,000             18,774
  Carlsberg Brewery Malaysia Berhad                                      55,000            156,316
  Cement Industries of Malaysia Berhad                                   13,000              7,971
  Chemical Co. of Malaysia Berhad                                       102,000             60,663
  Chin Teck Plantations Berhad                                           15,000             20,329
* Cosway Corp. Berhad                                                   113,000             34,495
  Courts Mammoth Berhad                                                 149,000            114,103
  Cycle & Carriage Bintang Berhad                                        15,000             28,816
  DNP Holdings Berhad                                                    34,000    $         6,084
* Damansara Realty Berhad                                                65,000              2,395
  Datuk Keramik Holdings Berhad                                          24,000              2,621
* Digi.Com Berhad                                                       135,000            124,342
  Diperdana Corp. Berhad                                                  3,000              1,050
* E&O Property Development Berhad                                       259,000             48,051
  Edaran Otomobil Nasional Berhad                                        76,000            157,000
  Esso Malaysia Berhad                                                   97,000             58,455
  Europlus Berhad                                                        25,700              7,507
* FCW Holdings Berhad                                                    24,000              2,053
  FFM Berhad                                                             70,000            144,605
* Faber Group Berhad                                                     16,000                947
  Fraser & Neave Holdings Berhad                                        117,500            118,737
  Globetronics Technology Berhad                                         72,400            121,937
  Glomac Berhad                                                          54,000             36,521
* Gold IS Berhad                                                         77,000             20,263
* Golden Plus Holdings Berhad                                            16,000              2,463
* Gopeng Berhad                                                          17,000              3,042
  Guiness Anchor Berhad                                                 138,000            148,895
  Guthrie Ropel Berhad                                                   35,900             35,333
* HLG Capital Berhad                                                     12,000              3,537
  Hap Seng Consolidated Berhad                                          205,000            144,579
  Heitech Padu Berhad                                                    26,000             24,632
  Highlands and Lowlands Berhad                                         188,000            162,274
  Hong Leong Industries Berhad                                          108,000            169,105
  Hong Leong Properties Berhad                                          112,000             17,095
  Hume Industries (Malaysia) Berhad                                      59,667             80,079
* Hwang-DBS (Malaysia) Berhad                                            49,000             25,918
  IGB Corp. Berhad                                                      411,250            143,938
  IJM Corp. Berhad                                                      133,000            170,800
* IJM Plantations Berhad                                                 37,600             10,983
  IOI Properties Berhad                                                  76,000            160,000
* Insas Berhad                                                           56,000              6,632
  Island & Peninsular Berhad                                            103,500            117,118
  JT International Berhad                                                94,000            101,421
  Jaya Jusco Stores Berhad                                               31,000             72,197
  Jaya Tiasa Holdings Berhad                                            101,000             91,963
* Johan Holdings Berhad                                                  30,000              3,750
  John Hancock Life Insurance (M) Berhad                                 46,000             23,363
  Johor Port Berhad                                                      69,000             35,953
  K & N Kenanga Holdings Berhad                                         219,000             62,242
  KFC Holdings (Malaysia) Berhad                                         64,000             72,421
  Keck Seng (Malaysia) Berhad                                            23,000              8,776
  Kian Joo Can Factory Berhad                                            43,500             32,625
  Kim Hin Industry Berhad                                                52,000             33,937
* Kretam Holdings Berhad                                                 15,000              3,197
* Kub Malaysia Berhad                                                   181,000             30,008
  Kulim Malaysia Berhad                                                  53,000             43,795
* Kwantas Corp. Berhad                                                   36,000             31,074
  Ladang Perbadanan-Fima Berhad                                          11,000              7,961
  Landmarks Berhad                                                       78,000             12,829
* Leader Universal Holdings Berhad                                       69,000             11,167
  Lingkaran Trans Kota Holdings Berhad                                  173,500            126,472
* Lingui Development Berhad                                             219,000             56,191
* Lion Diversified Holdings Berhad                                      114,000             35,700
  Lion Industries Corp. Berhad                                          176,000             27,558
* Liqua Health Corp. Berhad                                                 173                 30
  MAA Holdings Berhad                                                    54,733             76,338
  MBM Resources Berhad                                                   75,666             61,728

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  MUI Properties Berhad                                                  75,200    $         7,322
  Magnum 4D Berhad                                                       43,000             44,358
  Malayan Cement Berhad                                                 752,750            179,273
  Malayawata Steel Berhad                                                72,000             47,368
* Malaysia Building Society Berhad                                       35,000              7,368
  Malaysia Industrial Development Finance Berhad                        243,000             73,539
  Malaysian Mosaics Berhad                                              120,500             51,688
  Malaysian National Reinsurance Berhad                                  57,000             52,800
  Malaysian Oxygen Berhad                                                45,000            136,184
  Malaysian Plantations Berhad                                          448,000            172,126
* Malaysian Resources Corp. Berhad                                       94,666             23,667
* Mancon Berhad                                                          12,000              2,747
  Maruichi Malaysia Steel Tube Berhad                                    16,000             10,947
  Matsushita Electric Co. (Malaysia) Berhad                              15,784             43,614
* Media Prima Berhad                                                     61,533             23,804
* Merces Holdings Berhad                                                  1,250                146
* Mieco Chipboard Berhad                                                 69,000             36,679
* Mulpha International Berhad                                           359,750             44,495
* Multi-Purpose Holdings Berhad                                         457,000            149,126
  NCB Holdings Berhad                                                   122,000             67,421
* NWP Holdings Berhad                                                    28,000             30,063
* Naluri Berhad                                                         365,000            132,553
* Nam Fatt Berhad                                                         9,000              1,918
* Narra Industries Berhad                                                16,000             26,737
  Negara Properties (Malaysia) Berhad                                     6,000              6,253
  New Straits Times Press (Malaysia) Berhad                             114,000            117,600
  Nylex (Malaysia) Berhad                                                12,000              3,695
  OSK Holdings Berhad                                                   178,333             77,434
  Oriental Holdings Berhad                                              134,000            151,632
  Osk Property Holdings Berhad                                            3,393                884
  PK Resources Berhad                                                    14,000              3,500
  PPB Group Berhad                                                      145,333            231,385
* Pan Malaysia Cement Works Berhad                                      192,000             29,053
* Pan Malaysian Industries Berhad                                       818,000             31,213
* Pan Pacific Asia Berhad                                                12,000                284
* Panglobal Berhad                                                       14,000              6,963
  Pelangi Berhad                                                        106,000             18,968
* Pernas International Holdings Berhad                                  224,000             40,674
  Petaling Garden Berhad                                                 94,000             25,479
  Phileo Allied Berhad                                                  241,000             93,863
* Pilecon Engineering Berhad                                             42,000              1,547
* Prime Utilities Berhad                                                  3,000              1,618
* Promet Berhad                                                          52,000              3,968
* Puncak Niaga Holdings Berhad                                          146,000            133,705
  Ramatex Berhad                                                        225,000            194,211
  Ranhill Berhad                                                         42,000             84,553
* Rashid Hussain Berhad                                                 182,000             41,189
* Rekapacific Berhad                                                     55,000                  0
  Road Builders (Malaysia) Holdings Berhad                              159,000            154,816
  SCB Developments Berhad                                                45,000             54,947
  SP Setia Berhad                                                       171,100            153,089
* SRI Hartemas Berhad                                                    65,000              7,099
  Sapura Telecommunications Berhad                                       32,000             32,505
  Sarawak Enterprise Corp. Berhad                                       421,000    $       110,236
* Saship Holdings Berhad                                                 23,000              5,387
  Selangor Properties Berhad                                             89,000             50,589
  Shangri-La Hotels (Malaysia) Berhad                                   114,000             31,200
  Shell Refining Co. Federation of Malaysia Berhad                      108,000            117,663
  Sime Engineering Services Berhad                                      176,000            127,368
  Sime UEP Properties Berhad                                            133,000            160,300
  Southern Bank Berhad (Foreign)                                        188,750            123,184
  Southern Steel Berhad                                                  45,000             20,368
  Star Publications (Malaysia) Berhad                                   113,000            184,368
* Subur Tiasa Holdings Berhad                                            65,000             31,816
  Sunway City Berhad                                                    139,000             39,871
* Sunway Construction Berhad                                             59,000             38,195
* Sunway Holdings, Inc. Berhad                                          145,000             58,763
* Suria Capital Holdings Berhad                                         186,000             31,082
  Ta Ann Holdings Berhad                                                 55,000             63,105
  Ta Enterprise Berhad                                                  673,000            156,738
  Talam Corp. Berhad                                                     12,850              4,836
  Tan Chong Motor Holdings Berhad                                       174,000             54,489
  Tasek Corp. Berhad                                                     37,000             25,608
* Techno Asia Holdings Berhad                                            20,000              1,632
* Top Glove Corp. Berhad                                                 30,000             35,684
  Tractors Malaysia Holdings Berhad                                     115,000             78,987
  Tradewinds (Malaysia) Berhad                                           97,000             61,774
* UAC Berhad                                                             25,000             31,316
  UDA Holdings Berhad                                                    81,000             28,563
* UEM World Berhad                                                      359,000            157,771
  Uchi Technologies Berhad                                               14,300             38,008
  Unico-Desa Plantations Berhad                                          79,000             41,371
  Union Paper Holdings Berhad                                            70,000             19,895
  Unisem (M) Berhad                                                      51,000            140,921
  United Malacca Rubber Estates Berhad                                   47,500             45,500
  United Malayan Land Berhad                                             13,000              5,132
  United Plantations Berhad                                              51,000             62,274
* Utama Banking Group Berhad                                            122,000             34,353
  WTK Holdings Berhad                                                    34,500             39,584
  Wah Seong Corp.                                                        82,000             46,826
* Wing Tiek Holdings Berhad                                               8,000              1,874
  Worldwide Holdings Berhad                                              16,000             10,021
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $11,207,236)                                                                    10,534,363
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* FCW Holdings Berhad
  Warrants 11/11/13                                                       8,000                305
* Kumpulan Europlus Berhad Rights 12/02/03                               32,125                233
* Liqua Health Marketing Berhad Warrants 09/19/08                            34                  3
* Pelangi Berhad Rights 12/16/03                                         53,000              2,511
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  3,052
                                                                                   ---------------

TOTAL -- MALAYSIA
  (Cost $11,207,236)                                                                    10,537,415
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                ---------------    ---------------
POLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
* Amica Wronki SA                                                        18,410    $       117,330
* Budimex SA                                                             28,076            244,325
* Cersanit-Krasnystaw SA                                                 22,217            415,109
* Computerland SA                                                        14,630            307,052
  Debica SA                                                              19,184            576,941
* Echo Investment SA                                                      5,985             90,686
* Farmacol SA                                                            12,510            211,968
* Huta Ferrum SA                                                          3,168              2,279
* Impexmetal SA                                                          23,067            203,688
* Kutnowskie Zaklady Farmaceutyczne Polfa SA                              3,498            209,951
  Lentex SA                                                              13,464             71,679
* Mostostal Export SA                                                    42,087             11,203
* Mostostal Warszawa SA                                                  18,600             58,556
* Mostostal Zabrze Holding SA                                            18,293              3,043
* Netia Holdings SA                                                      43,672             42,140
* Ocean Company SA                                                        8,530                262
* Optimus Technologie                                                     7,500             14,397
  Orbis SA                                                               25,000            156,769
  Polifarb Cieszyn Wroclaw SA                                            98,435            186,439
  Polska Grupa Farmaceutyczna SA                                         13,463            144,036
* Prosper SA                                                              6,580             24,336
  Przedsiebiorstwo Farmaceutyczne JELFA SA                               14,330            161,015
* Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                        16,774             11,077
  Raciborska Fabryka Kotlow SA                                           37,758             52,670
* Softbank SA                                                            44,730            287,360
* Sokolowskie Zaklady Miesne SA                                         217,420            190,318
* Stalexport SA                                                          11,514              4,479
  Zaklady Metali Lekkich Kety SA                                         19,615            572,331
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $3,390,223)                                                                      4,371,439
                                                                                   ---------------

HUNGARY -- (3.5%)
COMMON STOCKS -- (3.5%)
* Danubius Hotel & Spa RT                                                58,038            873,099
  Delmagyarorszagi Aramszolgaltato Demasz RT                             15,581            809,725
* Fotex First Hungarian-American Photo Service Co.                      749,391            406,530
  Globus Konzervipari RT                                                 92,126            440,970
* Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                     67,414            400,128
* North American Business Industries RT                                  51,024            334,946
* Pannonplast P.L.C.                                                     39,441            258,010
* Raba Hungarian Railway Carriage & Machine Works                       143,528            510,350
* Synergon Information Systems Ltd., Budapest                            30,190             62,069
  Tiszantuli Aramszolgaltato RT Titasz, Debrecen                          1,801             61,166
  Zwack Unicum Liqueur Industry & Trading Co., Ltd.                       1,100             37,609
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $4,893,648)                                                                      4,194,602
                                                                                   ---------------

PHILIPPINES -- (3.5%)
COMMON STOCKS -- (3.5%)
  Alaska Milk Corp.                                                   1,404,000    $        80,624
* Bacnotan Consolidated Industries, Inc.                                122,234             20,180
* Bankard, Inc.                                                         412,000              8,946
* Belle Corp.                                                        20,937,000            217,918
* C & P Homes, Inc.                                                   6,477,000             19,178
* Digital Telecommunications (Philippines), Inc.                     20,973,000            252,165
  EDSA Properties Holdings, Inc.                                      1,759,970             16,265
* EEI Corp.                                                           1,108,000              6,263
* Fil-Estate Land, Inc.                                               3,170,700             10,526
* Filinvest Development Corp.                                         4,664,500             81,195
* Filinvest Land, Inc.                                               25,798,050            490,730
* First E-Bank Corp.                                                     77,000                691
  Ginebra San Miguel, Inc.                                            1,065,200            583,017
* Global Equities, Inc.                                                 886,462              1,114
* House of Investments, Inc.                                            732,000              6,896
  International Container Terminal Services, Inc.                     4,593,837            263,800
* Ionics, Inc.                                                          769,825             20,722
  Keppel Philippines Marine, Inc.                                       610,000              3,229
* Lepanto Consolidated Mining Co. Series B                            1,925,000             10,709
* Mabuhay Holdings Corp.                                                516,000              1,389
* Macroasia Corp.                                                     2,237,500             24,895
* Manila Jockey Club, Inc.                                               54,426             11,232
* Megaworld Properties & Holdings, Inc.                              21,843,500            399,827
* Metro Pacific Corp.                                                45,763,860            213,524
* Negros Navigation Co., Inc.                                            31,100                246
* Philex Mining Corp. Series B                                          150,000              1,050
* Philippine Bank of Communications                                      14,726             19,423
* Philippine National Bank                                              929,975            400,528
* Philippine National Construction Corp.                                173,000              8,072
  Philippine Savings Bank                                               317,212            149,427
* Picop Resources, Inc.                                               1,125,000              1,161
* Pilipino Telephone Corp.                                            1,692,000             24,594
* Prime Orion Philippines, Inc.                                       2,920,000              6,812
* RFM Corp.                                                           2,378,934             29,243
  Republic Glass Holding Corp.                                          507,500             14,025
  Robinson's Land Corp. Series B                                      3,402,000            118,437
  SM Development Corp.                                                4,971,000             96,342
  Security Bank Corp.                                                   320,842             97,159
  Soriano (A.) Corp.                                                  3,430,211             46,783
  Union Bank of the Philippines                                          47,500             21,736
* United Paragon Mining Corp.                                           322,500                376
* Universal Rightfield Property Holdings, Inc.                        1,062,000                534
  Universal Robina Corp.                                              3,158,100            328,703
* Urban Bank, Inc.                                                        5,658                 59
* Victorias Milling Co., Inc.                                           139,680              2,181
* Vitarich Corp.                                                        176,000                821
* iVantage Corp.                                                        593,400              4,153
                                                                                   ---------------
TOTAL -- PHILIPPINES
  (Cost $6,291,017)                                                                      4,116,900
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------

ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
* Acindar Industria Argentina de
  Aceros SA Series B                                                    459,031    $       526,946
* Alpargatas SA Industrial y Comercial                                    1,007                935
  Atanor Cia Nacional para la Industria Quimica SA Series D              58,050            126,817
* Banco del Sud Sociedad Anonima Series B                                89,000             79,244
* Banco Suquia SA                                                        76,789             12,087
* CINBA SA (Cia de Bebidao y Alimentos)                                  15,000              8,443
* Capex SA Series A                                                      26,370             35,638
* Celulosa Argentina SA Series B                                          6,375              5,980
* Central Costanera SA Series B                                          50,000             55,649
* Central Puerto SA Series B                                             61,000             36,079
  Cresud SA Comercial Industrial Financiera y Agropecuaria              155,401            217,432
* DYCASA SA (Dragados y Construcciones Argentina)
    Series B                                                             23,052             24,337
* Ferrum SA de Ceramica y Metalurgica Series B                           25,200             19,833
* Fiplasto SA Comercial y Industrial Series B                             6,000              4,770
* Garovaglio y Zorraquin SA                                              14,160              3,467
* IRSA Inversiones y Representaciones SA                                306,635            292,523
* Importadora y Exportadora de la Patagonia Series B                     11,500             42,055
* Introductora de Buenos Aires SA Series A                                9,832              5,784
* Juan Minetti SA                                                       131,531            116,694
* Ledesma S.A.A.I.                                                      387,128            236,360
* Polledo SA Industrial y Constructora y Financiera                      88,891             24,027
* Quimica Estrella SA Series B                                           27,200    $         9,341
* Renault Argentina SA                                                  276,000            149,202
* Sol Petroleo SA                                                        50,662             10,955
  Solvay Indupa S.A.I.C.                                                370,500            288,650
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,670,822)                                                                      2,333,248
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
  (Cost $11,950)                                                                            13,061
                                                                                   ---------------

PREFERRED STOCKS -- (0.0%)
* Quimica Estrella New Preferred Shares
    (Cost $3,163)                                                         3,260                964
                                                                                   ---------------

TOTAL -- ARGENTINA
  (Cost $2,685,935)                                                                      2,347,273
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (2.8%)
 Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $3,349,000 FMC
  Discount Notes 1.10%, 03/05/04,
  valued at $3,340,628) to be
  repurchased at $3,291,225
  (Cost $3,291,000)                                             $         3,291          3,291,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,306,161)++                                                            $   118,924,207
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $100,658,861.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
BONDS -- (35.0%)
African Development Bank
    3.250%, 07/29/05                                            $        38,500    $    39,295,911
Asian Development Bank
    7.500%, 05/31/05                                                     11,000         11,852,918
Bank of America Corp.
    7.125%, 05/12/05                                                      4,500          4,822,929
    7.875%, 05/16/05                                                     10,000         10,834,740
BP Capital Markets P.L.C
    4.000%, 04/29/05                                                     12,450         12,838,527
Canada (Government of)
    6.375%, 07/21/05                                                     20,000         21,442,800
Citigroup, Inc.
    4.125%, 06/30/05                                                     39,500         40,760,248
European Investment Bank
    4.000%, 08/30/05                                                     37,000         38,382,912
Export Development Corp.
    4.550%, 06/30/05                                                      8,200          8,517,561
General Electric Capital Corp.
    4.250%, 01/28/05                                                     12,700         13,056,768
    7.500%, 05/15/05                                                     10,000         10,782,770
    6.800%, 11/01/05                                                     15,583         16,883,043
Gillette Co.
    4.000%, 06/30/05                                                      9,400          9,705,312
International Finance Corp.
    7.125%, 04/06/05                                                     38,400         41,067,072
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     37,000         37,295,186
Norwest Financial, Inc.
    7.600%, 05/03/05                                                      5,000          5,389,775
Province of Ontario
    7.000%, 08/04/05                                                     39,800         42,955,304
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,400          3,656,251
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     40,500         40,496,841
Wal-Mart Stores, Inc.
    4.150%, 06/15/05                                                      4,600          4,745,562
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                     36,000         39,093,444
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      9,380         10,023,609
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    6.375%, 07/21/05                                                     38,800         41,563,802
                                                                                   ---------------
TOTAL BONDS
  (Cost $506,847,345)                                                                  505,463,285
                                                                                   ---------------

AGENCY OBLIGATIONS -- (21.2%)
Federal Farm Credit Bank
    4.375%, 04/15/05                                                     25,200         26,105,184
    2.125%, 08/15/05                                                      8,000          8,007,080
    2.500%, 11/15/05                                                      8,800          8,838,007
Federal Home Loan Bank
    1.500%, 05/13/05                                                     31,000         30,838,707
    4.125%, 05/13/05                                            $        17,000    $    17,546,941
    1.750%, 08/15/05                                                     35,000         34,812,120
    2.500%, 11/15/05                                                     41,500         41,679,239
Federal Home Loan Mortgage
  Corporation
    1.750%, 05/15/05                                                     33,000         32,960,895
    7.000%, 07/15/05                                                     30,000         32,411,580
Federal National Mortgage Association
    5.750%, 06/15/05                                                     39,000         41,340,273
    1.875%, 09/15/05                                                     17,000         16,963,943
Tennessee Valley Authority
    6.375%, 06/15/05                                                     14,000         14,925,078
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $307,848,302)                                                                  306,429,047
                                                                                   ---------------

VARIABLE RATE OBLIGATIONS -- (1.1%)
Bayerische Landesbank
  ***1.15875%, 12/26/03
  (Cost $16,007,877)                                                     16,000         16,005,296
                                                                                   ---------------

COMMERCIAL PAPER -- (42.5%)
Barton Capital Corp.
    1.030%, 12/03/03                                                      6,000          5,999,643
    1.050%, 12/11/03                                                     11,436         11,432,600
    1.050%, 12/16/03                                                      5,500          5,497,548
    1.050%, 12/23/03                                                     19,007         18,994,442
Canadian Wheat Board
    0.990%, 12/03/03                                                     14,000         13,999,191
CBA (DE) Finance, Inc.
    1.040%, 12/03/03                                                     41,000         40,997,630
CC (USA), Inc.
    1.080%, 01/07/04                                                      4,000          3,995,457
    1.080%, 01/13/04                                                     33,000         32,955,932
    1.080%, 01/15/04                                                      5,000          4,992,987
Ciesco L.P.
    1.040%, 12/12/03                                                     10,000          9,996,730
Compass Securitization LLC
    1.050%, 12/09/03                                                      4,000          3,999,049
    1.050%, 12/22/03                                                     38,000         37,976,014
DuPont (E.I.) de Nemours & Co., Inc.
    1.050%, 01/05/04                                                     11,000         10,988,546
    1.060%, 01/16/04                                                     23,000         22,967,995
Eksportfinans ASA
    1.020%, 12/01/03                                                     31,000         31,000,000
    0.990%, 12/05/03                                                     10,800         10,798,752
Govco, Inc.
    1.040%, 12/12/03                                                     37,300         37,287,803
    1.030%, 12/15/03                                                      1,800          1,799,251
    1.090%, 01/06/04                                                      3,000          2,996,691
KFW International Finance, Inc.
    1.030%, 12/01/03                                                      3,000          3,000,000
Kittyhawk Funding Corp.
    1.030%, 12/23/03                                                     31,000         30,979,329
Koch Industries, Inc.
    1.020%, 12/01/03                                                     42,000         42,000,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
Nestle Capital Corp.
  1.030%, 01/13/04                                              $        19,000    $    18,975,308
Novartis Finance Corp.
  1.010%, 12/01/03                                                        9,500          9,500,000
Paccar Financial Corp.
  1.020%, 12/01/03                                                        6,000          6,000,000
  1.000%, 12/15/03                                                        4,050          4,048,362
Rabobank
  1.020%, 12/04/03                                                       41,000         40,996,445
Sheffield Receivables Corp.
  1.050%, 12/03/03                                                       23,000         22,998,620
Shell Finance UK
  1.000%, 12/12/03                                                       13,927         13,922,574
  1.050%, 01/16/04                                                        5,500          5,492,347
USAA Capital Corp.
  1.000%, 12/01/03                                                       29,000         29,000,000
Wal-Mart Stores, Inc.
  1.000%, 12/08/03                                                       23,000         22,995,347
  1.010%, 12/10/03                                                       14,500         14,496,230
Windmill Funding Corp.
  1.040%, 12/16/03                                                        7,735          7,731,551
  1.050%, 12/19/03                                                        3,750          3,747,982
  1.040%, 12/22/03                                                       30,600         30,580,685
                                                                                   ---------------

 TOTAL COMMERCIAL PAPER
  (Cost $615,150,078)                                                                  615,141,041
                                                                                   ---------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
    12/01/03 (Collateralized by $2,952,000 FMC Discount
    Notes 1.11%, 03/25/04, valued at $2,940,930) to be
    repurchased at $2,897,198 (Cost $2,897,000)                           2,897          2,897,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,448,750,602)++                                                          $ 1,445,935,669
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $1,448,750,602.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
UNITED STATES -- (99.5%)
BONDS -- (59.4%)
African Development Bank
    3.250%, 07/29/05                                            $        29,000    $    29,599,517
Asian Development Bank
    7.500%, 05/31/05                                                     15,725         16,944,285
BP Capital Markets P.L.C
    4.000%, 04/29/05                                                     15,000         15,468,105
Bank Austria Creditanstalt AG
    7.375%, 02/11/05                                                     26,800         28,542,000
Bank Nederlandse Gemeenten Medium Term Notes
    7.875%, 03/07/05                                                     11,000         11,825,000
    7.000%, 06/08/05                                                      7,916          8,497,826
Bank of America Corp.
    7.875%, 05/16/05                                                      8,967          9,715,511
CDC IXIS
    4.000%, 03/07/05                                                     25,000         25,665,000
Caisse Francaise de Developpement
    5.875%, 05/06/05                                                     16,500         17,404,200
Canada (Government of)
    6.375%, 07/21/05                                                     16,000         17,154,240
Citigroup, Inc.
    4.125%, 06/30/05                                                     29,200         30,131,626
Council of Europe Social Development Fund
    4.875%, 10/27/05                                                     31,500         33,216,750
Deutsche Postbank
    5.750%, 02/04/05                                                     18,000         18,829,800
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05                                                     16,000         17,400,000
European Investment Bank
    7.250%, 06/15/05                                                     27,000         29,151,900
Export Development Corp.
    4.550%, 06/30/05                                                     13,000         13,503,451
General Electric Capital Corp.
    7.500%, 05/15/05                                                      8,000          8,626,216
    2.240%, 08/19/05                                                     21,500         21,513,545
Inter-American Development Bank Corporate Bonds
    7.500%, 04/05/05                                                      7,851          8,439,825
International Finance Corp.
    7.875%, 02/28/05                                                      7,500          8,055,000
    7.125%, 04/06/05                                                     19,800         21,175,209
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     31,000         31,247,318
Kingdom of Denmark
    5.750%, 04/08/05                                                     28,000         29,531,880
Landesbank Baden-Wuerttemberg
    7.000%, 10/05/05                                                     10,000         10,843,000
Landwirtschaftliche Rentenbank
    5.000%, 09/19/05                                                     15,000         15,729,000
Nederlandse Waterschapsbank NV
    5.000%, 09/19/05                                                     21,819         22,879,403
Nordic Investment Bank
    7.500%, 04/11/05                                                      5,000          5,386,050
Province of Ontario
    7.000%, 08/04/05                                            $        29,000    $    31,299,091
Rabobank
    7.375%, 03/23/05                                                     19,100         20,456,100
Swedish Export Credit Corp.
    3.000%, 09/30/05                                                     30,000         30,461,400
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     32,000         31,997,504
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                     32,380         35,162,381
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      8,000          8,548,920
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                     32,500         34,206,250
                                                                                   ---------------

TOTAL BONDS
  (Cost $700,763,503)                                                                  698,607,303
                                                                                   ---------------

AGENCY OBLIGATIONS -- (40.1%)
Federal Farm Credit Bank
    1.800%, 08/05/05                                                     40,000         39,836,000
    2.125%, 08/15/05                                                     11,665         11,675,324
    1.760%, 09/22/05                                                     21,600         21,449,491
Federal Home Loan Bank
    4.125%, 05/13/05                                                     51,200         52,847,258
    7.250%, 05/13/05                                                     34,365         37,051,278
    1.750%, 08/15/05                                                      7,000          6,962,424
    2.500%, 11/15/05                                                     15,500         15,566,945
Federal Home Loan Mortgage Corporation
    1.750%, 05/15/05                                                     29,000         28,965,635
    2.875%, 09/15/05                                                     33,000         33,464,079
    2.125%, 11/15/05                                                      8,000          7,990,536
Federal National Mortgage Association
    5.750%, 06/15/05                                                     18,000         19,080,126
    7.000%, 07/15/05                                                     49,000         52,980,270
    1.500%, 08/15/05                                                     30,000         29,744,460
    1.875%, 09/15/05                                                     15,000         14,968,185
    2.875%, 10/15/05                                                     25,000         25,369,125
Tennessee Valley Authority
    6.375%, 06/15/05                                                     68,238         72,746,962
                                                                                   ---------------

TOTAL AGENCY OBLIGATIONS
  (Cost $472,260,249)                                                                  470,698,098
                                                                                   ---------------

TOTAL -- UNITED STATES
  (Cost $1,173,023,752)                                                              1,169,305,401
                                                                                   ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $1,427)                                                                            1,863
                                                                                   ---------------

CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Canadian Dollars
    (Cost $367)                                                                                400
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS (0.5%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by $6,186,000 U.S. Treasury
   Notes 3.00%, 02/29/04, valued at $6,263,325) to be
   repurchased at $6,170,422
   (Cost $6,170,000)                                            $         6,170    $     6,170,000
                                                                                   ---------------

      TOTAL INVESTMENTS -- (100.0%)
         (Cost $1,179,195,546)++                                                   $ 1,175,477,664
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $1,179,195,546

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                            THE U.S.       THE ENHANCED      THE U.S.        THE U.S.
                                                             LARGE         U.S. LARGE       LARGE CAP       SMALL XM
                                                            COMPANY          COMPANY          VALUE           VALUE
                                                             SERIES           SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $475,028, $0, $471,415
  and $24,111 of securities on loan, respectively)        $   3,481,491   $     139,351   $   3,002,702   $     212,709
Cash                                                              4,161               1               1               1
Receivables:
  Investment Securities Sold                                         --              --              --               6
  Dividends, Interest, and Tax Reclaims                           4,882           1,727           5,099             175
  Securities Lending Income                                          34              --              30               4
  Fund Shares Sold                                                1,784               3           2,721               5
  Fund Margin Variation                                              72             119              --              --
Unrealized Gain on Swap Contracts                                    --             309              --              --
Prepaid Expenses and Other Assets                                     3               1               1               3
                                                          -------------   -------------   -------------   -------------
    Total Assets                                              3,492,427         141,511       3,010,554         212,903
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                               490,794              --         491,258          25,586
  Investment Securities Purchased                                    --              --           8,288           5,470
  Fund Shares Redeemed                                              375              --              --           2,400
  Due to Advisor                                                     62               6             203              14
Accrued Expenses and Other Liabilities                              199              27             143              26
                                                          -------------   -------------   -------------   -------------
  Total Liabilities                                             491,430              33         499,892          33,496
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $   3,000,997   $     141,478   $   2,510,662         179,407
                                                          =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                   N/A      17,821,203     162,958,804      15,934,043
                                                          =============   =============   =============   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        N/A   $        7.94   $       15.41   $       11.26
                                                          =============   =============   =============   =============
Investments at Cost                                       $   2,988,680   $     139,600   $   2,659,796   $     221,454
                                                          =============   =============   =============   =============

                                                             THE U.S.        THE U.S.       THE U.S.        THE DFA
                                                            SMALL CAP         SMALL          MICRO        INTERNATIONAL
                                                              VALUE            CAP            CAP             VALUE
                                                              SERIES         SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $263,320, $114,796,
  $104,806 and $116,108 of securities on loan,
  respectively)                                           $   4,800,406   $   1,596,108   $   2,733,269   $   1,721,239
Cash                                                                  1              --              --              15
Receivables:
  Investment Securities Sold                                      6,511           1,437           3,467             360
  Dividends, Interest, and Tax Reclaims                           2,717             703           1,125           4,011
  Securities Lending Income                                         122              51             142              59
  Fund Shares Sold                                                1,531           1,339           2,389           2,680
Prepaid Expenses and Other Assets                                     2               6              26               4
                                                          -------------   -------------   -------------   -------------
    Total Assets                                              4,811,290       1,599,644       2,740,418       1,728,368
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                               280,764         121,020         113,825         122,981
  Investment Securities Purchased                                 6,259             250           2,168             126
  Fund Shares Redeemed                                            5,227           9,756              --              10
  Due to Advisor                                                    734              36             212             262
Accrued Expenses and Other Liabilities                              252              96             170             211
                                                          -------------   -------------   -------------   -------------
    Total Liabilities                                           293,236         131,158         116,375         123,590
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $   4,518,054   $   1,468,486   $   2,624,043   $   1,604,778
                                                          =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                           223,626,262     106,137,727     250,359,086     129,429,345
                                                          =============   =============   =============   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                              $       20.20   $       13.84   $       10.48   $       12.40
                                                          =============   =============   =============   =============
Investments at Cost                                       $   3,978,690   $   1,408,683   $   1,976,425   $   1,488,484
                                                          =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                                               THE          THE UNITED         THE
                                                           THE JAPANESE    PACIFIC RIM       KINGDOM       CONTINENTAL
                                                             SMALL            SMALL           SMALL           SMALL
                                                            COMPANY          COMPANY         COMPANY         COMPANY
                                                             SERIES           SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $70,102, $14,329,
  $0 and $35,965 of securities on loan, respectively)     $     357,956   $     174,033   $     164,366   $     485,435
Cash                                                                 16              15              16              16
Receivables:
  Investment Securities Sold                                        225               2              --              66
  Dividends, Interest, and Tax Reclaims                           1,019             233             338           1,153
  Securities Lending Income                                          --              19              --              --
  Fund Shares Sold                                                   --              --             152              --
                                                          -------------   -------------   -------------   -------------
    Total Assets                                                359,216         174,302         164,872         486,670
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                73,727          16,984              --          38,001
  Investment Securities Purchased                                 1,714             490           3,908             153
  Due to Advisor                                                     24              13              13              36
Accrued Expenses and Other Liabilities                               52              50              34              73
                                                          -------------   -------------   -------------   -------------
    Total Liabilities                                            75,517          17,537           3,955          38,263
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $     283,699   $     156,765   $     160,917   $     448,407
                                                          =============   =============   =============   =============
Investments at Cost                                       $     490,771   $     188,619   $      124,17         366,550
                                                          =============   =============   =============   =============

                                                                              THE
                                                              THE           EMERGING        THE DFA          THE DFA
                                                            EMERGING         MARKETS        ONE-YEAR      TWO-YEAR GLOBAL
                                                             MARKETS        SMALL CAP     FIXED INCOME     FIXED INCOME
                                                             SERIES          SERIES         SERIES           SERIES
                                                          -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value                                      $     611,389   $     118,924   $   1,445,936   $     1,175,478
Cash                                                                115              14              --                16
Receivables:
  Investment Securities Sold                                         --               2              --                --
  Dividends, Interest, and Tax Reclaims                             713             106           9,535            18,880
  Fund Shares Sold                                                  633             182              43             1,364
Prepaid Expenses and Other Assets                                    --               1               1                 1
                                                          -------------   -------------   -------------   ---------------
    Total Assets                                                612,850         119,229       1,455,515         1,195,739
                                                          -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                 2,387             486              --                --
  Due to Advisor                                                     50              --              60                49
  Deferred Chilean Repatriation Tax                                  34              --              --                --
  Thailand Capital Gains Tax                                      2,691             939              --                --
Accrued Expenses and Other Liabilities                              127              60              81                80
                                                          -------------   -------------   -------------   ---------------
    Total Liabilities                                             5,289           1,485             141               129
                                                          -------------   -------------   -------------   ---------------
NET ASSETS                                                $     607,561   $     117,744   $   1,455,374   $     1,195,610
                                                          =============   =============   =============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                   N/A             N/A     144,050,780       117,985,993
                                                          =============   =============   =============   ===============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        N/A             N/A   $       10.10   $         10.13
                                                          =============   =============   =============   ===============
Investments at Cost                                       $     512,868   $     100,306   $   1,448,751   $     1,179,196
                                                          =============   =============   =============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.        THE ENHANCED       THE U.S.       THE U.S.
                                                                  LARGE           U.S. LARGE       LARGE CAP       SMALL XM
                                                                COMPANY            COMPANY           VALUE           VALUE
                                                                  SERIES            SERIES          SERIES          SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends                                                    $      46,239               --    $      33,828   $       4,487
  Interest                                                               613    $       1,950              303             102
  Income from Securities Lending                                         343               --              216             127
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                         47,195            1,950           34,347           4,716
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                           652               60            1,939             502
  Accounting & Transfer Agent Fees                                       417              127              700              87
  Custodian Fees                                                         101               24              185              49
  Legal Fees                                                              26                1               20               3
  Audit Fees                                                              40                1               26              13
  S&P 500 Fees                                                            75                6               --              --
  Shareholders' Reports                                                   60                1               37              12
  Trustees' Fees and Expenses                                             41                1               27              --
  Other                                                                   21               --               29               6
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                   1,433              221            2,963             672
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        45,762            1,729           31,384           4,044
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities Sold                                      (137,474)             983          (48,309)         64,047
  Net Realized Gain (Loss) on Futures                                  9,903           12,294               --              --
  Net Realized Gain (Loss) on Swap Contracts                              --            5,138               --              --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                            447,952             (661)         415,785          41,676
    Futures                                                           (3,012)           1,356               --              --
    Swap Contracts                                                        --           (1,671)              --              --
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                           317,369           17,439          367,476         105,723
                                                               -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     363,131    $      19,168    $     398,860   $     109,767
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.         THE U.S.         THE U.S.       THE DFA
                                                                 SMALL CAP          SMALL            MICRO       INTERNATIONAL
                                                                   VALUE             CAP              CAP            VALUE
                                                                  SERIES            SERIES           SERIES         SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
    and $2,937 respectively)                                   $      31,729    $       8,704    $      14,267   $      33,562
  Interest                                                               622              174              312             415
  Income from Securities Lending                                       1,357              597            1,412           1,427
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                         33,708            9,475           15,991          35,404
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                         6,735              310            1,935           2,439
  Accounting & Transfer Agent Fees                                     1,212              370              694             802
  Custodian Fees                                                         321               99              184             361
  Legal Fees                                                              24               10                6              13
  Audit Fees                                                              45               16               12              17
  Shareholders' Reports                                                   57               27               39              27
  Trustees' Fees and Expenses                                             35               13                6               8
  Other                                                                   29                5               12               7
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                   8,458              850            2,888           3,674
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        25,250            8,625           13,103          31,730
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                       354,502           11,512           57,916          (3,540)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                         --               --               --             205
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                     1,007,496          370,338          809,548         379,196
  Translation of Foreign Currency Denominated
    Amounts                                                               --               --               --             114
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                               1,361,998          381,850          867,464         375,975
                                                               -------------    -------------    -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $   1,387,248    $     390,475    $     880,567   $     407,705
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                    THE              THE          THE UNITED         THE
                                                                  JAPANESE       PACIFIC RIM        KINGDOM       CONTINENTAL
                                                                   SMALL            SMALL            SMALL           SMALL
                                                                  COMPANY          COMPANY         COMPANY         COMPANY
                                                                   SERIES           SERIES          SERIES          SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $354, $142, $408 and $1,105 respectively)                  $       3,107    $       4,363    $       4,062   $       7,905
  Interest                                                                54               34               28             240
  Income from Securities Lending                                         717              133               --             555
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                          3,878            4,530            4,090           8,700
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                           229              124              116             311
  Accounting & Transfer Agent Fees                                       294              159              148             381
  Custodian Fees                                                          98               95               30             236
  Legal Fees                                                               2               --                1               4
  Audit Fees                                                               2                1                2               5
  Shareholders' Reports                                                    2                1                2               2
  Trustees' Fees and Expenses                                              3                1                1               4
  Other                                                                    3                2                1               4
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                     633              383              301             947
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                         3,245            4,147            3,789           7,753
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                       (18,120)            (436)          (1,016)         12,045
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                         54               18               30             315
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                       101,101           56,281           42,580         120,867
  Translation of Foreign Currency Denominated
      Amounts                                                             16                4                5              69
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                                  83,051           55,867           41,599         133,296
                                                               -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $      86,296    $      60,014    $      45,388   $     141,049
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                                     THE
                                                                    THE            EMERGING         THE DFA           THE DFA
                                                                 EMERGING           MARKETS         ONE-YEAR      TWO-YEAR GLOBAL
                                                                  MARKETS         SMALL CAP       FIXED INCOME     FIXED INCOME
                                                                  SERIES            SERIES           SERIES            SERIES
                                                               -------------    -------------    -------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $1,731, $141,049, $0 and $0, respectively)                 $      10,745    $       2,124               --                 --
  Interest                                                               159               34    $      20,085    $        18,748
                                                               -------------    -------------    -------------    ---------------
      Total Investment Income                                         10,904            2,158           20,085             18,748
                                                               -------------    -------------    -------------    ---------------
EXPENSES
  Investment Advisory Services                                           425              145              629                492
  Accounting & Transfer Agent Fees                                       469               91              308                625
  Custodian Fees                                                         524              154              109                 82
  Legal Fees                                                               2                1                8                  5
  Audit Fees                                                               3                1                7                 15
  Shareholders' Reports                                                    6                1               21                  8
  Trustees' Fees and Expenses                                              6               --               17                 13
  Other                                                                    3                1               10                 11
                                                               -------------    -------------    -------------    ---------------
      Total Expenses                                                   1,438              394            1,109              1,251
                                                               -------------    -------------    -------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                         9,466            1,764           18,976             17,497
                                                               -------------    -------------    -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                        (6,216)             332            9,741             13,434
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                       (283)            (143)              --               (298)
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency                         148,355           32,404           (6,678)            (9,932)
  Translation of Foreign Currency Denominated
    Amounts                                                               10               --               --                306
  Deferred Thailand Capital Gains Tax                                 (1,826)            (720)              --                 --
                                                               -------------    -------------    -------------    ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                                 140,040           31,873            3,063              3,510
                                                               -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     149,506    $      33,637    $      22,039    $        21,007
                                                               =============    =============    =============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         THE U.S.                  THE ENHANCED                  THE U.S.
                                                      LARGE COMPANY             U.S. LARGE COMPANY            LARGE CAP VALUE
                                                         SERIES                     SERIES                       SERIES
                                                -------------------------   -------------------------   -------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2003          2002          2003          2002          2003          2002
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    45,762   $    42,191   $     1,729   $     2,427   $    31,384   $    24,626
  Net Realized Gain (Loss) on
    Investment Securities Sold                     (137,474)     (211,200)          983         1,163       (48,309)      (21,142)
  Net Realized Gain (Loss) on
    Futures                                           9,903       (12,710)       12,294       (14,358)           --            --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        --            --            --          (124)           --            --
  Net Realized Gain (Loss) on
    Swap Contracts                                       --            --         5,138        (4,827)           --            --
Change in Unrealized
  Appreciation (Depreciation) of:
    Investment Securities and
      Foreign Currency                              447,952      (356,042)         (661)         (267)      415,785      (154,346)
    Futures                                          (3,012)        5,220         1,356          (506)           --            --
    Swap Contracts                                       --            --        (1,671)        1,015            --            --
Translation of Foreign Currency
  Denominated Amounts                                    --            --            --            54            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                               363,131      (532,541)       19,168       (15,423)      398,860      (150,862)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                                  --            --        (1,810)       (2,038)      (31,464)      (23,538)
  Net Short-Term Gains                                   --            --            --            --            --            --
  Net Long-Term Gains                                    --            --            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                                  --            --        (1,810)       (2,038)      (31,464)      (23,538)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                          --            --        54,067        53,415       495,839       472,038
  Shares Issued in Lieu of Cash
    Distributions                                        --            --         1,747         2,008        31,027        22,203
  Shares Redeemed                                        --            --       (33,101)      (27,356)     (121,409)     (219,115)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transactions                         --            --        22,713        28,067       405,457       275,126
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Transactions in Interest:
    Contributions                                   547,508       962,613            --            --            --            --
    Withdrawals                                    (533,199)     (638,165)           --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease)
      from Transactions in Interest                  14,309       324,448            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Increase (Decrease)                       377,440      (208,093)       40,071        10,606       772,853       100,726
NET ASSETS
  Beginning of Period                             2,623,557     2,831,650       101,407        90,801     1,737,809     1,637,083
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                                 $ 3,000,997   $ 2,623,557   $   141,478   $   101,407   $ 2,510,662   $ 1,737,809
                                                ===========   ===========   ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       N/A           N/A         7,604         6,922        36,572        34,223
    Shares Issued in Lieu of
     Cash Distributions                                                             250           268         2,270         1,587
    Shares Redeemed                                                              (4,572)       (3,447)       (9,461)      (15,622)
                                                                            -----------   -----------   -----------   -----------
                                                                                  3,282         3,743        29,381        20,188
                                                                            ===========   ===========   ===========   ===========

                                                        THE U.S.
                                                     SMALL XM VALUE
                                                        SERIES
                                                -------------------------
                                                   YEAR          YEAR
                                                  ENDED         ENDED
                                                 NOV. 30,      NOV. 30,
                                                   2003          2002
                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     4,044   $     8,461
  Net Realized Gain (Loss) on
    Investment Securities Sold                       64,047        78,733
  Net Realized Gain (Loss) on
    Futures                                              --            --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        --            --
  Net Realized Gain (Loss) on
    Swap Contracts                                       --            --
Change in Unrealized
  Appreciation (Depreciation) of:
    Investment Securities and
      Foreign Currency                               41,676       (52,746)
    Futures                                              --            --
    Swap Contracts                                       --            --
Translation of Foreign Currency
  Denominated Amounts                                    --            --
                                                -----------   -----------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                               109,767        34,448
                                                -----------   -----------
Distributions From:
  Net Investment Income                              (2,339)       (8,942)
  Net Short-Term Gains                                   --       (22,145)
  Net Long-Term Gains                               (78,781)      (77,223)
                                                -----------   -----------
    Total Distributions                             (81,120)     (108,310)
                                                -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                      58,299        95,791
  Shares Issued in Lieu of Cash
    Distributions                                    81,120       108,310
  Shares Redeemed                                  (793,214)     (118,874)
                                                -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transactions                   (653,795)       85,227
                                                -----------   -----------
  Transactions in Interest:
    Contributions                                        --            --
    Withdrawals                                          --            --
                                                -----------   -----------
    Net Increase (Decrease)
      from Transactions in Interest                      --            --
                                                -----------   -----------
    Total Increase (Decrease)                      (625,148)       11,365
NET ASSETS
  Beginning of Period                               804,555       793,190
                                                -----------   -----------
  End of Period                                 $   179,407   $   804,555
                                                ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     7,476        11,045
    Shares Issued in Lieu of
     Cash Distributions                              10,215        11,675
    Shares Redeemed                                 (90,343)      (11,806)
                                                -----------   -----------
                                                    (72,652)       10,914
                                                ===========   ===========

                 See accompanying Notes to Financial Statements.

                                                         THE U.S.                    THE U.S.                    THE U.S.
                                                      SMALL CAP VALUE               SMALL CAP                   MICRO CAP
                                                         SERIES                      SERIES                      SERIES
                                                -------------------------   -------------------------   -------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2003          2002          2003          2002          2003          2002
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    25,250   $    22,276   $     8,625   $     7,934   $    13,103   $     9,644
  Net Realized Gain (Loss) on
  Investment Securities Sold                        354,502       229,965        11,512        59,084        57,916        22,950
  Net Realized Gain (Loss) on
  Foreign Currency Transactions                          --            --            --            --            --            --
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                            1,007,496      (183,665)      370,338      (149,677)      809,548       (84,089)
Translation of Foreign Currency
  Denominated Amounts                                    --            --            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                              1,387,248        68,576       390,475       (82,659)      880,567       (51,495)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                             (26,137)      (23,105)       (8,820)       (8,137)      (12,775)      (10,835)
  Net Short-Term Gains                                   --       (27,939)           --        (4,872)           --            --
  Net Long-Term Gains                              (230,313)     (259,512)           --        (7,758)      (22,183)      (26,752)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                            (256,450)     (310,556)       (8,820)      (20,767)      (34,958)      (37,587)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                     469,039       623,660       397,476       348,458       339,392       240,196
  Shares Issued in Lieu of
    Cash Distributions                              252,312       306,400         8,584        20,303        34,293        34,724
  Shares Redeemed                                  (482,875)     (579,144)     (171,130)     (404,516)     (206,440)     (180,763)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transac                         238,476       350,916       234,930       (35,755)      167,245        94,157
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Increase (Decrease)                     1,369,274       108,936       616,585      (139,181)    1,012,854         5,075
NET ASSETS
    Beginning of Period                           3,148,780     3,039,844       851,901       991,082     1,611,189     1,606,114
                                                -----------   -----------   -----------   -----------   -----------   -----------
    End of Period                               $ 4,518,054   $ 3,148,780   $ 1,468,486   $   851,901   $ 2,624,043   $ 1,611,189
                                                ===========   ===========   ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    29,244        40,382        34,898        31,359        43,658        31,917
    Shares Issued in Lieu of
      Cash Distributions                             17,959        19,724           658         1,875         4,472         4,658
    Shares Redeemed                                 (32,884)      (34,554)      (15,197)      (36,939)      (24,233)      (24,388)
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                     14,319        25,552        20,359        (3,705)       23,897        12,187
                                                ===========   ===========   ===========   ===========   ===========   ===========

                                                         THE DFA
                                                   INTERNATIONAL VALUE
                                                          SERIES
                                                -------------------------
                                                   YEAR          YEAR
                                                  ENDED         ENDED
                                                 NOV. 30,      NOV. 30,
                                                   2003          2002
                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    31,730   $    27,614
  Net Realized Gain (Loss) on
  Investment Securities Sold                         (3,540)        2,766
  Net Realized Gain (Loss) on
  Foreign Currency Transactions                         205           (42)
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                              379,196       (97,155)
Translation of Foreign Currency
  Denominated Amounts                                   114           202
                                                -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                                407,705       (66,615)
                                                -----------   -----------
Distributions From:
  Net Investment Income                             (30,082)      (29,420)
  Net Short-Term Gains                                   --          (340)
  Net Long-Term Gains                                (1,177)       (2,606)
                                                -----------   -----------
    Total Distributions                             (31,259)      (32,366)
                                                -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                     542,740       354,850
  Shares Issued in Lieu of
    Cash Distributions                               31,258        32,365
  Shares Redeemed                                  (471,133)     (370,867)
                                                -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transac                         102,865        16,348
                                                -----------   -----------
    Total Increase (Decrease)                       479,311       (82,633)
NET ASSETS
    Beginning of Period                           1,125,467     1,208,100
                                                -----------   -----------
    End of Period                               $ 1,604,778   $ 1,125,467
                                                ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    53,795        36,168
    Shares Issued in Lieu of
      Cash Distributions                              2,986         3,202
    Shares Redeemed                                 (47,941)      (37,827)
                                                -----------   -----------
                                                      8,840         1,543
                                                ===========   ===========

                 See accompanying Notes to Financial Statements.

                                         THE JAPANESE             THE PACIFIC RIM         THE UNITED KINGDOM
                                         SMALL COMPANY             SMALL COMPANY             SMALL COMPANY
                                            SERIES                    SERIES                    SERIES
                                    ----------------------    ----------------------    ----------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2003         2002         2003         2002         2003         2002
                                    ---------    ---------    ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   3,245    $   2,638    $   4,147    $   5,077    $   3,789    $   3,080
   Net Realized Gain (Loss) on
    Investment Securities Sold        (18,120)      (5,702)        (436)        (624)      (1,016)         (74)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions          54          140           18          (15)          30           79
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                101,101      (14,390)      56,281        5,451       42,580       (7,990)
Translation of Foreign Currency
   Denominated Amounts                     16           39            4           (3)           5            4
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                  86,296      (17,275)      60,014        9,886       45,388       (4,901)
                                    ---------    ---------    ---------    ---------    ---------    ---------
Transactions in Interest:
   Contributions                       53,153       46,066       25,155       12,243       41,630       19,447
   Withdrawals                        (50,797)     (29,931)     (50,041)     (31,046)     (25,000)     (12,388)
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest          2,356       16,135      (24,886)     (18,803)      16,630        7,059
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Increase (Decrease)          88,652       (1,140)      35,128       (8,917)      62,018        2,158
NET ASSETS
   Beginning of Period                195,047      196,187      121,637      130,554       98,899       96,741
                                    ---------    ---------    ---------    ---------    ---------    ---------
   End of Period                    $ 283,699    $ 195,047    $ 156,765    $ 121,637    $ 160,917    $  98,899
                                    =========    =========    =========    =========    =========    =========

                                        THE CONTINENTAL
                                         SMALL COMPANY
                                            SERIES
                                    ----------------------
                                       YEAR        YEAR
                                       ENDED       ENDED
                                     NOV. 30,    NOV. 30,
                                       2003        2002
                                    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   7,753    $   5,452
   Net Realized Gain (Loss) on
    Investment Securities Sold         12,045        3,013
   Net Realized Gain (Loss) on
    Foreign Currency Transactions         315          134
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                120,867       (4,955)
Translation of Foreign Currency
   Denominated Amounts                     69          147
                                    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                 141,049        3,791
                                    ---------    ---------
Transactions in Interest:
   Contributions                       97,585       79,614
   Withdrawals                        (53,295)     (30,674)
                                    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest         44,290       48,940
                                    ---------    ---------
    Total Increase (Decrease)         185,339       52,731
NET ASSETS
   Beginning of Period                263,068      210,337
                                    ---------    ---------
   End of Period                    $ 448,407    $ 263,068
                                    =========    =========

                 See accompanying Notes to Financial Statements.

                                                                      THE
                                              THE                    EMERGING                   THE DFA
                                       EMERGING MARKETS          MARKETS SMALL CAP          ONE-YEAR FIXED
                                            SERIES                    SERIES                 INCOME SERIES
                                    ----------------------    ----------------------    ----------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2003         2002         2003         2002         2003         2002
                                    ---------    ---------    ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   9,466    $   5,533    $   1,764    $     907   $   18,976    $  23,078
   Net Realized Gain (Loss) on
   Investment Securities Sold          (6,216)     (19,675)         332          936        9,741       12,636
   Net Realized Gain (Loss) on
   Foreign Currency Transactions         (283)        (308)        (143)         (69)          --           --
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                148,355       18,972       32,404        2,507       (6,678)      (4,316)
Translation of Foreign Currency
   Denominated Amounts                     10            4           --           --           --           --
Deferred Thailand Capital
   Gains Tax                           (1,826)        (865)        (720)        (219)          --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                 149,506        3,661       33,637        4,062       22,039       31,398
                                    ---------    ---------    ---------    ---------    ---------    ---------
Distributions From:
   Net Investment Income                   --           --           --           --      (19,710)     (23,290)
   Net Short-Term Gains                    --           --           --           --      (12,023)          --
   Net Long-Term Gains                     --           --           --           --          (10)          --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Distributions                    --           --           --           --      (31,743)     (23,290)
                                    ---------    ---------    ---------    ---------    ---------    ---------
Capital Share Transactions (1):
   Shares Issued                           --           --           --           --      715,785      323,647
   Shares Issued in Lieu of
    Cash Distributions                     --           --           --           --       29,506       21,688
   Shares Redeemed                         --           --                               (273,042)    (100,271)
                                    ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) from
     Capital Share Transactions            --           --           --           --      472,249      245,064
                                    ---------    ---------    ---------    ---------    ---------    ---------
Transactions in Interest:
   Contributions                      156,160       74,308       36,904       11,664           --           --
   Withdrawals                        (41,298)     (42,496)      (1,126)      (2,084)          --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest        114,862       31,812       35,778        9,580           --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Increase (Decrease)         264,368       35,473       69,415       13,642      462,545      253,172
NET ASSETS
   Beginning of Period                343,193      307,720       48,329       34,687      992,829      739,657
                                    ---------    ---------    ---------    ---------    ---------    ---------
   End of Period                    $ 607,561    $ 343,193    $ 117,744    $  48,329   $1,455,374   $ 992,829
                                    =========    =========    =========    =========    ==========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                          N/A          N/A          N/A          N/A       70,748       31,959
   Shares Issued in Lieu of
    Cash Distributions                                                                      2,926        2,145
   Shares Redeemed                                                                        (27,014)      (9,900)
                                                                                        ---------    ---------
                                                                                           46,660       24,204
                                                                                        =========    =========

                                           THE DFA
                                      TWO-YEAR GLOBAL
                                     FIXED INCOME SERIES
                                    ----------------------
                                       YEAR        YEAR
                                       ENDED       ENDED
                                     NOV. 30,    NOV. 30,
                                       2003        2002
                                    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)    $   17,497    $  22,114
   Net Realized Gain (Loss) on
   Investment Securities Sold          13,434       11,140
   Net Realized Gain (Loss) on
   Foreign Currency Transactions         (298)        (992)
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                 (9,932)        (975)
Translation of Foreign Currency
   Denominated Amounts                    306           26
Deferred Thailand Capital
   Gains Tax                               --           --
                                   ----------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                  21,007       31,313
                                   ----------    ---------
Distributions From:
   Net Investment Income              (17,698)     (18,607)
   Net Short-Term Gains                    --           --
   Net Long-Term Gains                (10,965)          --
                                   ----------    ---------
    Total Distributions               (28,663)     (18,607)
                                   ----------    ---------
Capital Share Transactions (1):
   Shares Issued                      411,930      221,930
   Shares Issued in Lieu of
    Cash Distributions                 28,394       18,589
   Shares Redeemed                    (36,366)     (50,126)
                                   ----------    ---------
   Net Increase (Decrease) from
     Capital Share Transactions       403,958      190,393
                                   ----------    ---------
Transactions in Interest:
   Contributions                           --           --
   Withdrawals                             --           --
                                   ----------    ---------
    Net Increase (Decrease) from
      Transactions in Interest             --           --
                                   ----------    ---------
    Total Increase (Decrease)         396,302      203,099
NET ASSETS
   Beginning of Period                799,308      596,209
                                   ----------    ---------
   End of Period                   $1,195,610    $ 799,308
                                   ==========    =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                       40,550       21,879
   Shares Issued in Lieu of
    Cash Distributions                  2,803        1,837
   Shares Redeemed                     (3,574)      (4,949)
                                   ----------    ---------
                                       39,779       18,767
                                   ==========    =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE U.S. LARGE COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
  Return of Capital                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            15.05%         (16.59)%        (12.30)%         (4.25)%         20.86%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 3,000,997     $ 2,623,557     $ 2,831,650     $ 3,138,812     $ 2,775,062
Ratio of Expenses to Average Net Assets                  0.05%           0.05%           0.05%           0.06%           0.06%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.75%           1.53%           1.26%           1.12%           1.27%
Portfolio Turnover Rate                                     8%             11%              8%              8%              4%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      THE ENHANCED U.S. LARGE COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      6.97     $      8.41     $      9.92     $     13.03     $     12.95

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.15            0.18            0.44            1.18            1.06
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.93           (1.46)          (1.57)          (1.62)           1.34
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     1.08           (1.28)          (1.13)          (0.44)           2.40
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
  Net Investment Income                                 (0.11)          (0.16)          (0.06)          (1.30)          (1.02)
  Net Realized Gains                                       --              --              --           (1.37)          (1.30)
  Return of Capital                                        --              --           (0.32)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.11)          (0.16)          (0.38)          (2.67)          (2.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      7.94     $      6.97     $      8.41     $      9.92     $     13.03
=============================================================================================================================
Total Return                                            15.71%         (15.34)%        (11.66)%         (4.64)%         20.55%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   141,478     $   101,407     $    90,801     $    89,927     $   102,171
Ratio of Expenses to Average Net Assets                  0.18%           0.18%           0.19%           0.19%           0.19%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.44%           2.61%           4.37%           5.26%           4.55%
Portfolio Turnover Rate                                   138%            183%            122%             71%             82%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                                                                          THE U.S. LARGE CAP VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     13.01     $     14.44     $     14.71     $     17.79     $     18.79

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.21            0.20            0.25            0.33            0.34
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.41           (1.43)           1.25            0.04            0.46
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.62           (1.23)           1.50            0.37            0.80
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
  Net Realized Gains                                       --              --           (1.50)          (3.13)          (1.46)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
=============================================================================================================================
Total Return                                            20.34%          (8.64)%         10.97%           3.06%           4.64%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343     $ 1,788,082
Ratio of Expenses to Average Net Assets                  0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income to Average
  Net Assets                                             1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                                     7%              9%              6%             26%             43%
-----------------------------------------------------------------------------------------------------------------------------

                                                                         THE U.S. SMALL XM VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.08     $     10.21     $      8.95     $      9.03     $      8.62

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.21            0.10            0.15            0.15            0.10
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.93            0.14            1.88            0.15            0.45
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.14            0.24            2.03            0.30            0.55
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.07)          (0.10)          (0.14)          (0.15)          (0.10)
  Net Realized Gains                                    (0.89)          (1.27)          (0.63)          (0.23)          (0.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.96)          (1.37)          (0.77)          (0.38)          (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.26     $      9.08     $     10.21     $      8.95     $      9.03
=============================================================================================================================
Total Return                                            38.88%           2.17%          24.10%           3.42%           6.39%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   179,407     $   804,555     $   793,190     $   801,368     $   360,336
Ratio of Expenses to Average Net Assets                  0.13%           0.13%           0.13%           0.13%           0.14%
Ratio of Net Investment Income to Average
  Net Assets                                             0.89%           1.04%           1.32%           2.03%           1.33%
Portfolio Turnover Rate                                    43%             34%              8%             26%             35%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         THE U.S. SMALL CAP VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     15.04     $     16.54     $     16.47     $     17.16     $     17.26
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.12            0.11            0.15            0.16            0.14
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          6.29            0.11            3.15            0.97            1.38
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     6.41            0.22            3.30            1.13            1.52
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.12)          (0.11)          (0.15)          (0.16)          (0.14)
  Net Realized Gains                                    (1.13)          (1.61)          (3.08)          (1.66)          (1.48)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (1.25)          (1.72)          (3.23)          (1.82)          (1.62)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     20.20     $     15.04     $     16.54     $     16.47     $     17.16
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                            46.31%           1.05%          23.86%           7.29%           9.78%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 4,518,054     $ 3,148,780     $ 3,039,844     $ 2,711,041     $ 2,692,473
Ratio of Expenses to Average Net Assets                  0.25%           0.25%           0.25%           0.25%           0.26%
Ratio of Net Investment Income to Average
  Net Assets                                             0.75%           0.70%           0.86%           0.92%           0.83%
Portfolio Turnover Rate                                    35%             30%             13%             32%             29%
-----------------------------------------------------------------------------------------------------------------------------

                                                                            THE U.S. SMALL CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.93     $     11.08     $     11.67     $     12.24     $     11.46
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.08            0.09            0.10            0.11            0.10
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          3.92           (1.00)           1.24            0.65            1.83
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.00           (0.91)           1.34            0.76            1.93
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.09)          (0.10)          (0.10)          (0.11)          (0.11)
  Net Realized Gains                                       --           (0.14)          (1.83)          (1.22)          (1.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.09)          (0.24)          (1.93)          (1.33)          (1.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.84     $      9.93     $     11.08     $     11.67     $     12.24
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                            40.32%          (8.42)%         13.08%           6.48%          18.62%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,468,486     $   851,901     $   991,082     $   768,151     $   586,086
Ratio of Expenses to Average Net Assets                  0.08%           0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income to Average
  Net Assets                                             0.84%           0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                                    16%             34%             13%             38%             29%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             THE U.S. MICRO CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period                                       $      7.11     $      7.50     $      8.19     $      9.55     $      8.86
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.05            0.04            0.07            0.07            0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.47           (0.25)           1.07            0.46            1.52
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.52           (0.21)           1.14            0.53            1.59
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.05)          (0.05)          (0.06)          (0.07)          (0.07)
  Net Realized Gains                                    (0.10)          (0.13)          (1.77)          (1.82)          (0.83)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.15)          (0.18)          (1.83)          (1.89)          (0.90)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.48     $      7.11     $      7.50     $      8.19     $      9.55
=============================================================================================================================
Total Return                                            50.34%          (2.96)%         17.66%           5.82%          20.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)                              $ 2,624,043     $ 1,611,189     $ 1,616,114     $ 1,443,726     $ 1,323,023
Ratio of Expenses to Average
  Net Assets                                             0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income
  to Average Net Assets                                  0.68%           0.58%           0.88%           0.76%           0.76%
Portfolio Turnover Rate                                    19%             19%             14%             37%             23%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      THE DFA INTERNATIONAL VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period                                       $      9.33     $     10.15     $     12.07     $     13.18     $     11.95
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.27            0.24            0.27            0.27            0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.06           (0.78)          (1.49)          (0.31)           1.29
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.33           (0.54)          (1.22)          (0.04)           1.57
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
  Net Realized Gains                                    (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
=============================================================================================================================
Total Return                                            36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)                              $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481     $ 1,660,377
Ratio of Expenses to Average
  Net Assets                                             0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income
  to Average Net Assets                                  2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                                    14%             18%              6%              9%              6%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                       THE JAPANESE SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            47.87%          (9.62)%        (13.51)%         (9.93)%         33.83%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   283,699     $   195,047     $   196,187     $   196,118     $   202,676
Ratio of Expenses to Average Net Assets                  0.28%           0.27%           0.28%           0.27%           0.28%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.41%           1.26%           1.41%           1.38%           1.10%
Portfolio Turnover Rate                                    16%              5%              9%              6%              6%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE PACIFIC RIM SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            61.47%           7.28%           2.84%         (10.99)%         54.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   156,765     $   121,637     $   130,554     $   131,888     $   183,759
Ratio of Expenses to Average Net Assets                  0.31%           0.32%           0.28%           0.29%           0.48%
Ratio of Net Investment Income to Average Net
  Assets                                                 3.35%           3.77%           3.69%           4.10%           2.95%
Portfolio Turnover Rate                                    15%             26%             10%              7%             34%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                                                                     THE UNITED KINGDOM SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            44.65%          (4.67)%         (4.89)%         (6.18)%         36.75%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   160,917     $    98,899     $    96,741     $   109,806     $   132,127
Ratio of Expenses to Average Net Assets                  0.26%           0.26%           0.27%           0.26%           0.26%
Ratio of Net Investment Income to Average Net
  Assets                                                 3.25%           3.03%           2.86%           3.06%           3.55%
Portfolio Turnover Rate                                     7%              6%             14%             11%              5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE CONTINENTAL SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+           N/A+
=============================================================================================================================
Total Return                                            52.86%           3.22%          (5.43)%          2.67%          (5.89)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   448,407     $   263,068     $   210,337     $   226,724     $   252,368
Ratio of Expenses to Average Net Assets                  0.30%           0.31%           0.30%           0.28%           0.27%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.49%           2.22%           2.73%           2.36%           1.92%
Portfolio Turnover Rate                                    11%             12%             12%              9%             11%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                                                                             THE EMERGING MARKETS SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            39.67%           2.10%          (8.54)%        (22.30)%         53.78%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   607,561     $   343,193     $   307,720     $   296,726     $   344,175
Ratio of Expenses to Average Net Assets                  0.34%           0.34%           0.46%           0.46%           0.46%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.23%           1.64%           1.94%           1.33%           1.34%
Portfolio Turnover Rate                                     1%              8%              6%             12%             16%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE EMERGING MARKETS SMALL CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            52.80%          13.07%          (9.55)%        (23.28)%         71.45%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   117,744     $    48,379     $    34,687     $    32,572     $    39,848
Ratio of Expenses to Average Net Assets                  0.54%           0.51%           0.63%           0.66%           0.68%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.44%           2.03%           2.17%           1.69%           1.82%
Portfolio Turnover Rate                                     6%             16%             14%             20%             24%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as a partnerships.

                 See accompanying Notes to Financial Statements.

                                                                       THE DFA ONE-YEAR FIXED INCOME SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.19     $     10.11     $     10.01     $      9.97     $     10.02
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.15            0.27            0.49            0.60            0.52
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.04            0.09            0.13            0.04           (0.05)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.19            0.36            0.62            0.64            0.47
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.16)          (0.28)          (0.52)          (0.60)          (0.52)
  Net Realized Gains                                    (0.12)             --              --              --              --
  Return of Capital                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.28)          (0.28)          (0.52)          (0.60)          (0.52)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.10     $     10.19     $     10.11     $     10.01     $      9.97
=============================================================================================================================
Total Return                                             1.95%           3.57%           6.33%           6.63%           4.83%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,455,374     $   992,829     $   739,657     $   841,506     $   821,548
Ratio of Expenses to Average Net Assets                  0.09%           0.09%           0.09%           0.09%           0.09%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.51%           2.65%           4.89%           6.07%           5.19%
Portfolio Turnover Rate                                   143%            154%             55%             35%             58%
-----------------------------------------------------------------------------------------------------------------------------

                                                                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.22     $     10.03     $      9.70     $     10.11     $     10.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.25            0.30            0.44            0.84            0.45
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                     (0.01)           0.16            0.22           (0.23)           0.03
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.24            0.46            0.66            0.61            0.48
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.19)          (0.27)          (0.14)          (1.02)          (0.57)
  Net Realized Gains                                    (0.14)             --              --              --           (0.01)
  Return of Capital                                        --              --           (0.19)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.33)          (0.27)          (0.33)          (1.02)          (0.58)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.13     $     10.22     $     10.03     $      9.70     $     10.11
=============================================================================================================================
Total Return                                             2.36%           4.60%           6.91%           6.30%           4.84%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,195,610     $   799,308     $   596,209     $   518,518     $   531,514
Ratio of Expenses to Average Net Assets                  0.13%           0.14%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.78%           3.20%           4.54%           5.03%           4.45%
Portfolio Turnover Rate                                   144%            138%            113%             73%             78%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2003, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

      The International Equity Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Seriesalso enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

      The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                  0.025 of 1%
          The Enhanced U.S. Large Company Series          0.05 of 1%
          The U.S. Large Cap Value Series                 0.10 of 1%
          The U.S. Small XM Value Series                  0.10 of 1%
          The U.S. Small Cap Value Series                 0.20 of 1%
          The U.S. Small Cap Series                       0.03 of 1%
          The U.S. Micro Cap Series                       0.10 of 1%
          The DFA International Value Series              0.20 of 1%
          The Japanese Small Company Series               0.10 of 1%
          The Pacific Rim Small Company Series            0.10 of 1%
          The United Kingdom Small Company Series         0.10 of 1%
          The Continental Small Company Series            0.10 of 1%
          The Emerging Markets Series                     0.10 of 1%
          The Emerging Markets Small Cap Series           0.20 of 1%
          The DFA One-Year Fixed Income Series            0.05 of 1%
          The DFA Two-Year Global Fixed Income Series     0.05 of 1%

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                 $    38,976
          The Enhanced U.S. Large Company Series              1,798
          The U.S. Large Cap Value Series                    28,646
          The U.S. Small XM Value Series                      8,044
          The U.S. Small Cap Value Series                    49,524
          The U.S. Small Cap Series                          15,082
          The U.S. Micro Cap Series                          28,448
          The DFA International Value Series                 17,973
          The Japanese Small Company Series                   3,387
          The Pacific Rim Small Company Series                1,828
          The United Kingdom Small Company Series             1,709
          The Continental Small Company Series                4,540
          The Emerging Markets Series                         6,174
          The Emerging Markets Small Cap Series               1,036
          The DFA One-Year Fixed Income Series               18,789
          The DFA Two-Year Global Fixed Income Series        14,626

E. PURCHASE AND SALES OF SECURITIES:

      For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                 U.S. GOVERNMENT         OTHER INVESTMENT
                                                    SECURITIES              SECURITIES
                                              ---------------------   -----------------------
                                              PURCHASES     SALES     PURCHASES      SALES
                                              ---------   ---------   ----------   ----------
The U.S. Large Company Series                        --          --   $  277,992   $  209,469
The Enhanced U.S. Large Company Series        $  29,813   $  35,212       88,962       59,545
The U.S. Large Cap Value Series                      --          --      526,814      127,799
The U.S. Small XM Value Series                       --          --      205,530      920,945
The U.S. Small Cap Value Series                      --          --    1,169,617    1,164,067
The U.S. Small Cap Series                            --          --      389,381      160,076
The U.S. Micro Cap Series                            --          --      491,496      360,705
The DFA International Value Series                   --          --      275,257      170,331
The Japanese Small Company Series                    --          --       38,938       35,111
The Pacific Rim Small Company Series                 --          --       18,448       36,918
The United Kingdom Small Company Series              --          --       30,044        8,326
The Continental Small Company Series                 --          --       90,324       33,179
The Emerging Markets Series                          --          --      127,960        3,994
The Emerging Markets Small Cap Series                --          --       36,141        4,260
The DFA One-Year Fixed Income Series            594,089     563,081      702,873      438,106
The DFA Two-Year Global Fixed Income Series     871,085     814,297      899,031      531,162

F.  FEDERAL INCOME TAXES:

      It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. The Enhanced U.S. Large Company Series had unrealized gains on open futures contracts of $6,878,338 which is required to be treated as a realized gain for tax purposes.

      The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      The U.S. Small XM Value Series used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year ended November 30, 2003 as distributions of net investment income and realized capital gains. Accordingly, the Series has reclassified the following amounts from undistributed net investment income and accumulated net realized gains to paid in capital:

          Accumulated Net Investment Income                $  2,404,298
          Accumulated Net Realized Gain/Loss                 29,842,733

      During the year ended November 30, 2003, the following Series' realized net foreign currency gains (losses), which increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized gains (losses) to accumulated net investment income (loss).

          The DFA International Value Series               $  205,083
          The DFA Two-Year Global Fixed Income Series        (297,926)

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                APPRECIATION       DEPRECIATION         NET
                                              ----------------   ----------------    ----------
The U.S. Large Company Series                 $        692,670   $       (340,241)   $  352,429
The Enhanced U.S. Large Company Series                      94               (344)         (250)
The U.S. Large Cap Value Series                        501,726           (158,963)      342,763
The U.S. Small XM Value Series                          23,314            (32,202)       (8,888)
The U.S. Small Cap Value Series                      1,253,982           (434,817)      819,165
The U.S. Small Cap Series                              367,666           (183,924)      183,742
The U.S. Micro Cap Series                            1,032,902           (277,303)      755,599
The DFA International Value Series                     377,031           (147,998)      229,033
The Japanese Small Company Series                       27,406           (163,054)     (135,648)
The Pacific Rim Small Company Series                    37,402            (52,994)      (15,592)
The United Kingdom Small Company Series                 60,761            (21,014)       39,747
The Continental Small Company Series                   152,374            (30,047)      122,327
The Emerging Markets Series                            170,978            (73,288)       97,690
The Emerging Markets Small Cap Series                   32,941            (14,676)       18,265
The DFA One-Year Fixed Income Series                       332             (3,147)       (2,815)
The DFA Two-Year Global Fixed Income Series                997             (4,715)       (3,718)

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                    EXPIRES ON NOVEMBER 30,
                                                    -----------------------
                                           2009       2010          2011        TOTAL
                                         --------   ----------   ----------   ---------
The Enhanced U.S. Large Company Series   $  8,223   $   18,527           --   $  26,750
The U.S. Large Cap Value Series            11,185       21,142   $   48,335      80,662
The DFA International Value Series             --           --        3,507       3,507

      During the year ended November 30, 2003, The Enhanced U.S. Large Company Series and The U.S. Small Cap Series each utilized prior year capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amounts of $19,769,000 and $12,545,000, respectively.

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      During the year ended November 30, 2003, the U.S. Small XM Value Series realized approximately $13,789,000 of net capital gains resulting from in-kind redemption in which shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassed from accumulated net realized gains to paid-in-capital.

G.  COMPONENTS OF NET ASSETS:

      At November 30, 2003, net assets consisted of (amounts in thousands):

                                           ACCUMULATED                  ACCUMULATED
                                              NET                       NET REALIZED
                                           INVESTMENT    ACCUMULATED     FOREIGN
                               PAID-IN       INCOME      NET REALIZED    EXCHANGE
                               CAPITAL       (LOSS)      GAIN (LOSS)    GAIN (LOSS)
                              ----------   -----------   ------------   ------------
The Enhanced U.S. Large
  Company Series              $  167,927   $       240   $    (33,627)            --
The U.S. Large Cap Value
  Series                       2,246,856         1,705        (80,806)            --
The U.S. Small XM Value
  Series                         167,938            54         20,159             --
The U.S. Small Cap Value
  Series                       3,341,610           832        353,895             --
The U.S. Small Cap
  Series                       1,283,918           193         (3,050)            --
The U.S. Micro Cap
  Series                       1,810,664           587         55,948             --
The DFA International Value
  Series                       1,374,522           771         (3,675)  $        205
The DFA One-Year Fixed
  Income Series                1,447,432         1,024          9,733             --
The DFA Two-Year Global
  Fixed Income Series          1,183,529         2,694         13,403           (298)

                                UNREALIZED
                               APPRECIATION
                             (DEPRECIATION) OF
                                FUTURES, SWAP     UNREALIZED
                                 CONTRACTS,       NET FOREIGN
                                 INVESTMENT         EXCHANGE                 NUMBER OF
                               SECURITIES AND        GAIN       TOTAL NET      SHARES
                              FOREIGN CURRENCY      (LOSS)        ASSETS     AUTHORIZED
                              -----------------   -----------   ----------   ----------
The Enhanced U.S. Large
  Company Series              $           6,938            --   $  141,478    Unlimited
The U.S. Large Cap Value
  Series                                342,907            --    2,510,662    Unlimited
The U.S. Small XM Value
  Series                                 (8,744)           --      179,407    Unlimited
The U.S. Small Cap Value
  Series                                821,717            --    4,518,054    Unlimited
The U.S. Small Cap
  Series                                187,425            --    1,468,486    Unlimited
The U.S. Micro Cap
  Series                                756,844            --    2,624,043    Unlimited
The DFA International Value
  Series                                232,755   $       200    1,604,778    Unlimited
The DFA One-Year Fixed
  Income Series                          (2,815)           --    1,455,374    Unlimited
The DFA Two-Year Global
  Fixed Income Series                    (3,718)           --    1,195,610    Unlimited

H.  FINANCIAL INSTRUMENTS:

      In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

      2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2003, there were no outstanding forward foreign currency contracts.

      Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

      3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

      4. FUTURES CONTRACTS: During the year ended November 30, 2003, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At November 30, 2003, "Large Company" had outstanding 259 long futures contracts on the S&P 500 Index, all of which expire on December 19, 2003. The value of such contracts on November 30, 2003 was $68,492,550, which resulted in an unrealized gain of $2,241,326.

      At November 30, 2003, "Enhanced" had outstanding 434 long futures contracts on the S&P 500 Index which expire on December 19, 2003. The value of the December contracts on November 30, 2003 was $114,771,300, which resulted in an unrealized gain of $6,878,338.

      Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

      5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

      At November 30, 2003, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 20, 2003 (which represents approximately 18.5% of the net assets of Enhanced), terminating on April 15, 2004. The notional value of the swap was $26,169,000 and Enhanced had recorded net unrealized appreciation of $309,427, owed to Enhanced as of November 30, 2003. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

      Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2003, borrowings under the line were as follows:

                                    WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                     AVERAGE         AVERAGE        DAYS       EXPENSE    BORROWED DURING
                                  INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                  -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series        2.02%      $  5,536,333        6        $  1,862   $    13,752,000
The U.S. Small Cap Series              1.81%           217,000        1              11           217,000
The U.S. Small XM Value Series         1.75%         1,157,500        2             113         1,333,000

      There were no outstanding borrowings under the line of credit at November 30, 2003.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2003.

J.  SECURITIES LENDING:

      As of November 30, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of each of their operations, for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAITC - since 1993     90 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG     DFAIDG - since 1983     investment companies     Business, University of Chicago.
and DEM.                    DIG - since 1993
Trustee of DFAITC.          DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould               DFAITC - since 1993     90 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG     DFAIDG - since 1986     investment companies     Economics, Graduate School of Business, University of
and DEM.                    DIG - since 1993                                 Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.          DEM - since 1994                                 (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                          Formerly, President, Cardean University (division of
Chicago, IL 60637                                                            UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                       Mutual Insurance Company and UNext.com. Formerly,
                                                                             Trustee, First Prairie Funds (registered investment
                                                                             company). Trustee, Harbor Fund (registered investment
                                                                             company) (13 Portfolios).

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAITC - since 1993     90 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                    DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.          DEM - since 1994                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                    consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                              (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton            DFA ITC - since 2003    90 portfolios in 4       John and Natty McArthur University Professor, Graduate
Harvard Business School     DFA IDG - since 2003    investment companies     School of Business Administration, Harvard University
397 Morgan Hall             DFA DIG - since 2003                             (since 1998). George Fisher Baker Professor of
Soldiers Field              DEM - since 2003                                 Business Administration, Graduate School of Business
Boston, MA 02163                                                             Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                       Co-founder, Chief Science Officer, Integrated Finance
                                                                             Limited (since 2002). Formerly, Partner, Long-Term
                                                                             Capital Management.

Myron S. Scholes            DFAITC - since 1993     90 portfolios in 4       Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies     University. Partner, Oak Hill Capital Management.
and DEM.                    DIG - since 1993                                 Chairman, Oak Hill Platinum Partners. Director,
Trustee of DFAITC.          DEM - since 1994                                 Chicago Mercantile Exchange. Consultant, Arbor
Oak Hill Capital                                                             Investors. Formerly, Director, Smith Breeden Family
Management, Inc.                                                             of Funds and Partner, Long-Term Capital Management.
2775 Sand Hill Rd.                                                           Director, American Century Fund Complex (registered
Suite 220                                                                    investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith              DFAITC - since 2000     90 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG     DFAIDG - since 2000     investment companies     Graduate School of Business, University of Chicago,
and DEM.                    DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.          DEM - since 2000                                 School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                           (office furniture) and Director, Ryder System Inc.
Business                                                                     (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                INTERESTED TRUSTEES/DIRECTORS**

David G. Booth              DFAITC - since 1993     90 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief   DFAIDG - since 1981     investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief    DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and      DEM - since 1994                                 DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                     Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                           and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                     Advisors Ltd. Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                    Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                     Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                      Chief Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                            Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                       Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                      except for Dimensional Fund Advisors Canada Inc.,
                                                                             which was from 6/17/2003.)

                                                                             Limited Partner, Oak Hill Partners. Director,
                                                                             University of Chicago Business School. Formerly,
                                                                             Director, SA Funds (registered investment company).
                                                                             Formerly Director, Assante Corporation (investment
                                                                             management) (until 2002).

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*         DFAITC - since 1993     90 portfolios in 4       Chairman, Director and Chief Investment Officer of
Chairman and Director of    DFAIDG - since 1981     investment companies     Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.        DIG - since 1992                                 DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of     DEM - since 1994                                 Investment Officer of DFAITC. Director and President of
DFAITC.                                                                      Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                            Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                       Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                       Advisors Canada Inc. (Chief Investment Officer
                                                                             positions held through 1/1/2003)

                                                                             Trustee, St. Louis University. Life Trustee and Member
                                                                             of Investment Committee, DePaul University. Director,
                                                                             The German St. Vincent Orphan Home. Member of
                                                                             Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons, "as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                        Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                        Since 2001      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                            Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Secretary                                               for Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue
Date of Birth: 1/24/67                                  from October 1991 to February 2000.

Truman A. Clark                         Since 1996      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 4/08/41

James L. Davis                          Since 1999      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Formerly at Kansas State University, Arthur Andersen & Co., and
Date of Birth: 11/29/56                                 Phillips Petroleum Co.

Robert T. Deere                         Since 1994      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                      Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to April 2001, marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                  Dimensional.

Richard A. Eustice                      Since 1998      Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                            Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                     Since 1993      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                       Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to December 2001, Portfolio
Date of Birth: 10/28/70                                 Manager.

Glenn S. Freed                          Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Formerly, Professor and Associate Dean of
Date of Birth: 11/24/61                                 the Leventhal School of Accounting (September 1998 to August 2001) and
                                                        Academic Director Master of Business Taxation Program (June 1996 to
                                                        August 2001) at the University of Southern California Marshall School of
                                                        Business.

Henry F. Gray                           Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                    Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                         Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc. Formerly, Director, President and Chief Executive Officer, Assante
Date of Birth: 12/21/54                                 Asset Management, Inc. (October 2000 to December 2002); Director, Assante
                                                        Capital Management (October 2000 to December 2002); President and Chief
                                                        Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                        Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                        Director, Assante Asset Management Ltd. (September 1997 to December 2002);
                                                        President and Chief Executive Officer, Assante Asset Management Ltd.
                                                        (September 1998 to May 2001); Executive Vice President, Loring Ward
                                                        (financial services company) (January 1996 to September 1998)

Stephen P. Manus                        Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 12/26/50

David M. New                            Since 2003      Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                          becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                                 (investment consulting firm) from December 2000 to June 2002; and President,
                                                        Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                     Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                            Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                  President and Assistant Secretary. Director, Dimensional Funds PLC.  Vice
                                                        President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                         Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                      Since 2002      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited.  Research Associate for Dimensional Fund
Date of Birth: 1/28/67                                  Advisors Inc. (June 2000 to April 2002).  Research scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow (August 1997 to August
                                                        1998), California Institute of Technology.

Michael T. Scardina                     Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                         Entities and Dimensional Fund Advisors Canada Inc. Director, Dimensional
Officer and Treasurer                                   Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                      Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to 2001 and currently, Regional
Santa Monica, CA                                        Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                       Since 2001      Vice President of all the DFA Entities.  Director, Dimensional Funds PLC.
Vice President                                          Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                        through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*           Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                          Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                  SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                         Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                    Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                       Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. President of Dimensional Fund Advisors
Santa Monica, CA                                        Canada Inc. Prior to 2001 and currently, Director of Financial Advisors
Date of Birth: 3/03/45                                  Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. High Book to Market Portfolio

                     AAM/DFA Two-Year Fixed Income Portfolio

                      AAM/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               AAM/DFA International High Book to Market Portfolio


                                 Annual Report


                          Year Ended November 30, 2003

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS


                                                            PAGE
                                                           ------
DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts                                         1
     Management's Discussion and Analysis                       2
     Statement of Assets and Liabilities                        5
     Statements of Net Assets                                   6
     Statements of Operations                                   8
     Statements of Changes in Net Assets                        9
     Financial Highlights                                      10
     Notes to Financial Statements                             13
     Report of Independent Certified Public Accountants        17

DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts                                        18
     Management's Discussion and Analysis                      19
     Statement of Assets and Liabilities                       20
     Statement of Operations                                   21
     Statements of Changes in Net Assets                       22
     Financial Highlights                                      23
     Notes to Financial Statements                             24
     Report of Independent Certified Public Accountants        27

THE DFA INVESTMENT TRUST COMPANY
     Performance Charts                                        28
     Schedules of Investments                                  29
     Statements of Assets and Liabilities                      40
     Statements of Operations                                  41
     Statements of Changes in Net Assets                       42
     Financial Highlights                                      43
     Notes to Financial Statements                             45
     Report of Independent Certified Public Accountants        49

FUND MANAGEMENT                                                50

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS
[CHART]

AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JUNE 6, 1996-NOVEMBER 30, 2003

           AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO       RUSSELL 1000 VALUE INDEX
Jun-1996                                   $   10,000                     $   10,000
Jun-1996                                   $    9,650                     $    9,954
Jul-1996                                   $    9,220                     $    9,578
Aug-1996                                   $    9,579                     $    9,852
Sep-1996                                   $    9,762                     $   10,244
Oct-1996                                   $   10,074                     $   10,640
Nov-1996                                   $   10,806                     $   11,412
Dec-1996                                   $   10,696                     $   11,266
Jan-1997                                   $   11,072                     $   11,812
Feb-1997                                   $   11,296                     $   11,986
Mar-1997                                   $   10,777                     $   11,554
Apr-1997                                   $   11,124                     $   12,040
May-1997                                   $   11,993                     $   12,713
Jun-1997                                   $   12,353                     $   13,258
Jul-1997                                   $   13,594                     $   14,255
Aug-1997                                   $   13,389                     $   13,747
Sep-1997                                   $   14,093                     $   14,578
Oct-1997                                   $   13,373                     $   14,171
Nov-1997                                   $   13,507                     $   14,797
Dec-1997                                   $   13,695                     $   15,230
Jan-1998                                   $   13,877                     $   15,015
Feb-1998                                   $   15,086                     $   16,025
Mar-1998                                   $   15,932                     $   17,006
Apr-1998                                   $   16,018                     $   17,120
May-1998                                   $   15,879                     $   16,867
Jun-1998                                   $   15,844                     $   17,083
Jul-1998                                   $   15,284                     $   16,782
Aug-1998                                   $   12,501                     $   14,285
Sep-1998                                   $   13,136                     $   15,105
Oct-1998                                   $   14,204                     $   16,275
Nov-1998                                   $   15,100                     $   17,034
Dec-1998                                   $   15,348                     $   17,613
Jan-1999                                   $   15,641                     $   17,754
Feb-1999                                   $   15,234                     $   17,503
Mar-1999                                   $   15,728                     $   17,866
Apr-1999                                   $   17,391                     $   19,534
May-1999                                   $   17,378                     $   19,320
Jun-1999                                   $   17,665                     $   19,880
Jul-1999                                   $   16,927                     $   19,297
Aug-1999                                   $   16,324                     $   18,581
Sep-1999                                   $   15,439                     $   17,933
Oct-1999                                   $   16,032                     $   18,966
Nov-1999                                   $   15,769                     $   18,818
Dec-1999                                   $   16,072                     $   18,908
Jan-2000                                   $   14,939                     $   18,292
Feb-2000                                   $   13,596                     $   16,933
Mar-2000                                   $   15,524                     $   18,999
Apr-2000                                   $   15,986                     $   18,778
May-2000                                   $   15,947                     $   18,975
Jun-2000                                   $   14,840                     $   18,108
Jul-2000                                   $   15,491                     $   18,335
Aug-2000                                   $   16,394                     $   19,354
Sep-2000                                   $   16,122                     $   19,532
Oct-2000                                   $   16,764                     $   20,012
Nov-2000                                   $   16,216                     $   19,270
Dec-2000                                   $   17,706                     $   20,235
Jan-2001                                   $   18,582                     $   20,312
Feb-2001                                   $   18,566                     $   19,748
Mar-2001                                   $   18,003                     $   19,051
Apr-2001                                   $   19,056                     $   19,984
May-2001                                   $   19,615                     $   20,434
Jun-2001                                   $   19,366                     $   19,980
Jul-2001                                   $   19,350                     $   19,938
Aug-2001                                   $   18,485                     $   19,139
Sep-2001                                   $   16,430                     $   17,791
Oct-2001                                   $   16,413                     $   17,638
Nov-2001                                   $   17,956                     $   18,663
Dec-2001                                   $   18,380                     $   19,103
Jan-2002                                   $   18,565                     $   18,956
Feb-2002                                   $   18,807                     $   18,987
Mar-2002                                   $   19,582                     $   19,885
Apr-2002                                   $   19,413                     $   19,203
May-2002                                   $   19,526                     $   19,299
Jun-2002                                   $   18,348                     $   18,191
Jul-2002                                   $   16,295                     $   16,499
Aug-2002                                   $   16,556                     $   16,623
Sep-2002                                   $   14,718                     $   14,774
Oct-2002                                   $   15,298                     $   15,869
Nov-2002                                   $   16,366                     $   16,869
Dec-2002                                   $   15,629                     $   16,137
Jan-2003                                   $   15,267                     $   15,746
Feb-2003                                   $   14,809                     $   15,326
Mar-2003                                   $   14,754                     $   15,352
Apr-2003                                   $   16,111                     $   16,703
May-2003                                   $   17,181                     $   17,782
Jun-2003                                   $   17,365                     $   18,004
Jul-2003                                   $   17,806                     $   18,273
Aug-2003                                   $   18,438                     $   18,558
Sep-2003                                   $   18,035                     $   18,376
Oct-2003                                   $   19,227                     $   19,500
Nov-2003                                   $   19,669                     $   19,766

ANNUALIZED         ONE     FIVE       FROM
TOTAL RETURN (%)   YEAR    YEARS   JUNE 6, 1996
-----------------------------------------------
                   20.18   5.43        9.46

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JUNE 6, 1996-NOVEMBER 30, 2003

              AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO   MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
Jun-1996                                   $   10,000
Jun-1996                                   $   10,050                                          $   10,000
Jul-1996                                   $   10,090                                          $   10,040
Aug-1996                                   $   10,141                                          $   10,075
Sep-1996                                   $   10,208                                          $   10,167
Oct-1996                                   $   10,309                                          $   10,282
Nov-1996                                   $   10,369                                          $   10,361
Dec-1996                                   $   10,393                                          $   10,362
Jan-1997                                   $   10,445                                          $   10,411
Feb-1997                                   $   10,477                                          $   10,436
Mar-1997                                   $   10,480                                          $   10,434
Apr-1997                                   $   10,553                                          $   10,519
May-1997                                   $   10,626                                          $   10,592
Jun-1997                                   $   10,693                                          $   10,665
Jul-1997                                   $   10,767                                          $   10,783
Aug-1997                                   $   10,798                                          $   10,794
Sep-1997                                   $   10,862                                          $   10,876
Oct-1997                                   $   10,926                                          $   10,955
Nov-1997                                   $   10,957                                          $   10,982
Dec-1997                                   $   11,009                                          $   11,056
Jan-1998                                   $   11,075                                          $   11,164
Feb-1998                                   $   11,119                                          $   11,175
Mar-1998                                   $   11,177                                          $   11,223
Apr-1998                                   $   11,222                                          $   11,277
May-1998                                   $   11,277                                          $   11,339
Jun-1998                                   $   11,327                                          $   11,398
Jul-1998                                   $   11,383                                          $   11,452
Aug-1998                                   $   11,427                                          $   11,586
Sep-1998                                   $   11,483                                          $   11,737
Oct-1998                                   $   11,529                                          $   11,789
Nov-1998                                   $   11,574                                          $   11,777
Dec-1998                                   $   11,634                                          $   11,823
Jan-1999                                   $   11,681                                          $   11,872
Feb-1999                                   $   11,716                                          $   11,821
Mar-1999                                   $   11,765                                          $   11,908
Apr-1999                                   $   11,812                                          $   11,949
May-1999                                   $   11,836                                          $   11,942
Jun-1999                                   $   11,881                                          $   11,979
Jul-1999                                   $   11,905                                          $   12,011
Aug-1999                                   $   11,940                                          $   12,043
Sep-1999                                   $   12,016                                          $   12,125
Oct-1999                                   $   12,052                                          $   12,160
Nov-1999                                   $   12,088                                          $   12,186
Dec-1999                                   $   12,126                                          $   12,208
Jan-2000                                   $   12,151                                          $   12,206
Feb-2000                                   $   12,224                                          $   12,288
Mar-2000                                   $   12,276                                          $   12,360
Apr-2000                                   $   12,325                                          $   12,389
May-2000                                   $   12,362                                          $   12,433
Jun-2000                                   $   12,471                                          $   12,569
Jul-2000                                   $   12,533                                          $   12,654
Aug-2000                                   $   12,621                                          $   12,752
Sep-2000                                   $   12,708                                          $   12,851
Oct-2000                                   $   12,772                                          $   12,912
Nov-2000                                   $   12,847                                          $   13,038
Dec-2000                                   $   12,937                                          $   13,195
Jan-2001                                   $   13,028                                          $   13,371
Feb-2001                                   $   13,080                                          $   13,460
Mar-2001                                   $   13,142                                          $   13,578
Apr-2001                                   $   13,195                                          $   13,616
May-2001                                   $   13,248                                          $   13,703
Jun-2001                                   $   13,277                                          $   13,755
Jul-2001                                   $   13,357                                          $   13,923
Aug-2001                                   $   13,422                                          $   14,011
Sep-2001                                   $   13,572                                          $   14,232
Oct-2001                                   $   13,692                                          $   14,373
Nov-2001                                   $   13,678                                          $   14,336
Dec-2001                                   $   13,699                                          $   14,344
Jan-2002                                   $   13,740                                          $   14,374
Feb-2002                                   $   13,807                                          $   14,438
Mar-2002                                   $   13,712                                          $   14,347
Apr-2002                                   $   13,848                                          $   14,505
May-2002                                   $   13,929                                          $   14,580
Jun-2002                                   $   14,039                                          $   14,692
Jul-2002                                   $   14,190                                          $   14,847
Aug-2002                                   $   14,245                                          $   14,918
Sep-2002                                   $   14,313                                          $   15,040
Oct-2002                                   $   14,369                                          $   15,069
Nov-2002                                   $   14,355                                          $   15,064
Dec-2002                                   $   14,470                                          $   15,218
Jan-2003                                   $   14,498                                          $   15,239
Feb-2003                                   $   14,555                                          $   15,317
Mar-2003                                   $   14,580                                          $   15,351
Apr-2003                                   $   14,609                                          $   15,404
May-2003                                   $   14,666                                          $   15,487
Jun-2003                                   $   14,676                                          $   15,520
Jul-2003                                   $   14,590                                          $   15,427
Aug-2003                                   $   14,604                                          $   15,441
Sep-2003                                   $   14,722                                          $   15,598
Oct-2003                                   $   14,665                                          $   15,540
Nov-2003                                   $   14,665                                          $   15,541

ANNUALIZED         ONE     FIVE        FROM
TOTAL RETURN (%)   YEAR    YEARS   JUNE 6, 1996
-----------------------------------------------
                   2.16    4.85      5.25

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT AND HIGH-QUALITY CORPORATE SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JUNE 6, 1996-NOVEMBER 30, 2003

           AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO   MERRILL LYNCH 1-3 YEAR GOVERNMENT
Jun-1996                               $  10,000                           $  10,000
Jun-1996                               $  10,030                           $  10,078
Jul-1996                               $  10,080                           $  10,117
Aug-1996                               $  10,110                           $  10,152
Sep-1996                               $  10,188                           $  10,244
Oct-1996                               $  10,289                           $  10,359
Nov-1996                               $  10,360                           $  10,438
Dec-1996                               $  10,360                           $  10,439
Jan-1997                               $  10,412                           $  10,488
Feb-1997                               $  10,443                           $  10,512
Mar-1997                               $  10,427                           $  10,509
Apr-1997                               $  10,511                           $  10,594
May-1997                               $  10,574                           $  10,667
Jun-1997                               $  10,648                           $  10,741
Jul-1997                               $  10,753                           $  10,858
Aug-1997                               $  10,775                           $  10,868
Sep-1997                               $  10,843                           $  10,950
Oct-1997                               $  10,907                           $  11,031
Nov-1997                               $  10,938                           $  11,059
Dec-1997                               $  10,997                           $  11,134
Jan-1998                               $  11,063                           $  11,241
Feb-1998                               $  11,108                           $  11,252
Mar-1998                               $  11,158                           $  11,299
Apr-1998                               $  11,202                           $  11,352
May-1998                               $  11,257                           $  11,414
Jun-1998                               $  11,304                           $  11,473
Jul-1998                               $  11,360                           $  11,527
Aug-1998                               $  11,404                           $  11,669
Sep-1998                               $  11,455                           $  11,819
Oct-1998                               $  11,501                           $  11,876
Nov-1998                               $  11,546                           $  11,868
Dec-1998                               $  11,596                           $  11,911
Jan-1999                               $  11,631                           $  11,959
Feb-1999                               $  11,677                           $  11,904
Mar-1999                               $  11,726                           $  11,987
Apr-1999                               $  11,773                           $  12,027
May-1999                               $  11,785                           $  12,020
Jun-1999                               $  11,834                           $  12,057
Jul-1999                               $  11,858                           $  12,091
Aug-1999                               $  11,882                           $  12,126
Sep-1999                               $  11,959                           $  12,206
Oct-1999                               $  11,995                           $  12,240
Nov-1999                               $  12,031                           $  12,266
Dec-1999                               $  12,049                           $  12,284
Jan-2000                               $  12,073                           $  12,281
Feb-2000                               $  12,157                           $  12,362
Mar-2000                               $  12,194                           $  12,434
Apr-2000                               $  12,243                           $  12,469
May-2000                               $  12,292                           $  12,517
Jun-2000                               $  12,395                           $  12,649
Jul-2000                               $  12,469                           $  12,730
Aug-2000                               $  12,557                           $  12,827
Sep-2000                               $  12,653                           $  12,922
Oct-2000                               $  12,704                           $  12,997
Nov-2000                               $  12,780                           $  13,123
Dec-2000                               $  12,871                           $  13,283
Jan-2001                               $  12,961                           $  13,452
Feb-2001                               $  13,026                           $  13,537
Mar-2001                               $  13,074                           $  13,649
Apr-2001                               $  13,126                           $  13,687
May-2001                               $  13,179                           $  13,765
Jun-2001                               $  13,200                           $  13,813
Jul-2001                               $  13,370                           $  13,971
Aug-2001                               $  13,449                           $  14,053
Sep-2001                               $  13,670                           $  14,288
Oct-2001                               $  13,788                           $  14,431
Nov-2001                               $  13,775                           $  14,392
Dec-2001                               $  13,806                           $  14,400
Jan-2002                               $  13,793                           $  14,436
Feb-2002                               $  13,902                           $  14,509
Mar-2002                               $  13,788                           $  14,409
Apr-2002                               $  13,950                           $  14,576
May-2002                               $  14,019                           $  14,641
Jun-2002                               $  14,103                           $  14,761
Jul-2002                               $  14,268                           $  14,934
Aug-2002                               $  14,322                           $  14,995
Sep-2002                               $  14,412                           $  15,106
Oct-2002                               $  14,454                           $  15,149
Nov-2002                               $  14,426                           $  15,109
Dec-2002                               $  14,526                           $  15,248
Jan-2003                               $  14,541                           $  15,253
Feb-2003                               $  14,613                           $  15,315
Mar-2003                               $  14,632                           $  15,346
Apr-2003                               $  14,704                           $  15,377
May-2003                               $  14,761                           $  15,440
Jun-2003                               $  14,786                           $  15,463
Jul-2003                               $  14,671                           $  15,370
Aug-2003                               $  14,686                           $  15,384
Sep-2003                               $  14,821                           $  15,527
Oct-2003                               $  14,748                           $  15,468
Nov-2003                               $  14,734                           $  15,465

ANNUALIZED         ONE     FIVE       FROM
TOTAL RETURN (%)   YEAR    YEARS   JUNE 6, 1996
-----------------------------------------------
                   2.13    5.00        5.32

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value"
 classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for the year ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                      61.06%
Russell 2000 Index (small companies)                                       36.28%
Russell 1000 Index (large companies)                                       16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                   18.38%
Russell 3000 Growth Index                                                  18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                           34.91%
Russell 2000 Growth Index (small growth companies)                         37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                 32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)               30.78%
Russell 1000 Value Index (large value companies)                           17.17%
Russell 1000 Growth Index (large growth companies)                         16.75%
S&P 500/Barra Value Index (large value companies)                          17.67%
S&P 500/Barra Growth Index (large growth companies)                        12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The AAM/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 214 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended period ending November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, and 17.17% for the Russell 1000 Value Index. Total return for the AAM/DFA U.S. High Book to Market Portfolio over this period was 20.18%.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2003

     During the period under review, short-term interest rates remained at the low end of their range over the past forty years. The Federal Reserve reduced the target rate for federal funds from 1.25% to 1.00% on June 25, 2003, the lowest level since 1958. The target rate had been as high as 6.5% in 2001. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 26 basis points during the year ended November 30, 2003, while the yield on 10-year U.S. Treasury notes rose 13 basis points to 4.34%. The shape of the yield curve changed little throughout the period under review: it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                   11/30/02   11/30/03   CHANGE
                                   --------   --------   ------
Three-month LIBOR                   1.43%      1.17%     -18.18%
10-Year U.S. Treasury note yield    4.21%      4.34%       3.09%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices rise when interest rates fall. For the period under review, changes in both interest rates and bond prices were slight. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities: for the year ended November 30, 2003, total returns were 1.18% for three-month U.S. Treasury bills, 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 3.38% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

     The AAM/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund increased slightly from 1.50 years on November 30, 2002, to 1.64 years on November 30, 2003. For the year ended November 30, 2003, total returns were 2.16% for the AAM/DFA Two-Year Fixed Income Portfolio and 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of the Portfolio's assets.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The AAM/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased slightly from 1.49 years on November 30, 2002, to 1.73 years on November 30, 2003. For the year ended November 30, 2003, total returns were 2.13% for the AAM/DFA Two-Year Government Portfolio and 2.35% for the Merrill Lynch 1-3 Year Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of the Portfolio's assets.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (4,965,085 Shares, Cost $65,075)++ at Value+                                          $     76,512
                                                                                        ------------
    Total Assets                                                                              76,512
                                                                                        ------------
LIABILITIES:
Payable to Advisor                                                                                 1
Accrued Expenses and Other Liabilities                                                            24
                                                                                        ------------
    Total Liabilities                                                                             25
                                                                                        ------------
NET ASSETS                                                                              $     76,487
                                                                                        ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 200,000,000)                                                                 7,478,905
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      10.23
                                                                                        ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $75,833

                 See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2003

                                                               FACE
                                                              AMOUNT            VALUE+
                                                              ------            ------
                                                              (000)
AGENCY OBLIGATIONS -- (53.2%)
Federal Farm Credit Bank
   1.800%, 08/05/05                                           10,000    $    9,959,000
   2.125%, 08/15/05                                            1,100         1,100,973
Federal Home Loan Bank
   4.125%, 05/13/05                                            3,000         3,096,519
   7.250%, 05/13/05                                            5,000         5,390,845
Federal Home Loan Mortgage
  Corporation
   1.750%, 05/15/05                                            2,500         2,497,038
   2.875%, 09/15/05                                            4,000         4,056,252
   2.125%, 11/15/05                                            1,000           998,817
Federal National Mortgage Association
   1.875%, 09/15/05                                            5,500         5,488,335
   2.875%, 10/15/05                                            2,000         2,029,530
Tennessee Valley Authority
   6.375%, 06/15/05                                            4,005         4,269,638
                                                                        --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $39,053,801)                                                       38,886,947
                                                                        --------------
BONDS -- (45.2%)
African Development Bank
   3.250%, 07/29/05                                            1,800         1,837,212
Bank of America Corp.
   7.875%, 05/16/05                                            2,000         2,166,948
BP Capital Markets P.L.C.
   4.000%, 04/29/05                                            2,000         2,062,414
Citigroup, Inc.
   4.125%, 06/30/05                                            1,800         1,857,429
European Investment Bank
   4.000%, 08/30/05                                            1,800         1,867,277
Export Development Corp.
   4.550%, 06/30/05                                            1,200         1,246,472
General Electric Capital Corp.
   6.800%, 11/01/05                                            2,000         2,166,854
Gillette Co.
   4.000%, 06/30/05                                            1,800         1,858,464
International Finance Corp.
   7.125%, 04/06/05                                            2,000         2,138,910
KFW International Finance, Inc.
   2.500%, 10/17/05                                            2,000         2,015,956
Province of Ontario
   7.000%, 08/04/05                                            1,800         1,942,702
Swiss Bank Corp. New York
   6.750%, 07/15/05                                            2,000    $    2,150,736
Toyota Motor Credit Corp.
   2.070%, 10/31/05                                            2,000         1,999,844
Wal-Mart Stores, Inc.
   4.150%, 06/15/05                                            1,800         1,856,959
Wells Fargo & Co. Corporate Bonds
   7.250%, 08/24/05                                            1,700         1,846,079
Westdeutsche Landesbank
   6.750%, 06/15/05                                            2,000         2,137,230
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
   6.375%, 07/21/05                                            1,800         1,928,218
                                                                        --------------
TOTAL BONDS
  (Cost $33,184,583)                                                        33,079,704
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $443,000 FMC
  Discount Notes 1.11%, 03/25/04,
  valued at $441,339) to be
  repurchased at $434,030
  (Cost $434,000)                                                434           434,000
                                                                        --------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $72,672,384)++                                                      72,400,651
                                                                        --------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
  Interest Receivable                                                          710,655
  Payable to Advisor                                                            (9,074)
  Other Liabilities in Excess of Other
    Assets                                                                      (1,936)
                                                                        --------------
                                                                               700,145
                                                                        --------------
NET ASSETS -- (100.0%) Applicable to
  7,185,815 Shares Outstanding $.01
  Par Value Shares (200,000,000 Shares
  Authorized)                                                           $   73,100,796
                                                                        ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                            $        10.17
                                                                        ==============

----------
 +   See Note B to Financial Statements.
++   The cost for federal income tax purposes is $72,672,384.

                 See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2003

                                                               FACE
                                                              AMOUNT            VALUE+
                                                              ------            ------
                                                              (000)
AGENCY OBLIGATIONS -- (98.0%)
Federal Farm Credit Bank
   1.760%, 09/22/05                                           23,400    $   23,236,949
   2.500%, 11/15/05                                           16,000        16,069,104
Federal Home Loan Bank
   1.750%, 08/15/05                                            3,000         2,983,896
   3.000%, 08/15/05                                           15,000        15,239,610
   3.250%, 08/15/05                                            4,500         4,591,404
Tennessee Valley Authority
   6.375%, 06/15/05                                           20,000        21,321,540
                                                                        --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $83,884,926)                                                       83,442,503
                                                                        --------------
TEMPORARY CASH INVESTMENTS (1.0%)
  Repurchase Agreement, PNC Capital Markets, Inc.
  0.82%, 12/01/03 (Collateralized by $877,000 FMC
  Discount Notes 1.11%, 03/25/04, valued at $873,711)
  to be repurchased at $860,059 (Cost $860,000)                  860           860,000
                                                                        --------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $84,744,926)++                                                      84,302,503
                                                                        --------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
  Interest Receivable                                                          877,752
  Payable to Advisor                                                           (10,761)
  Other Liabilities in Excess of Other Assets                                  (29,181)
                                                                        --------------
                                                                               837,810
                                                                        --------------
NET ASSETS -- (100.0%) Applicable to 8,403,615
  Outstanding $.01 Par Value Shares (200,000,000
  Shares Authorized)                                                    $   85,140,313
                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $        10.13
                                                                        ==============

----------
 +   See Note B to Financial Statements.
++   The cost for federal income tax purposes is $84,744,926.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)


                                                               AAM/DFA
                                                              U.S. HIGH       AAM/DFA         AAM/DFA
                                                               BOOK TO        TWO-YEAR        TWO-YEAR
                                                               MARKET       FIXED INCOME     GOVERNMENT
                                                              PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                              ----------    ------------    ------------
INVESTMENT INCOME
  Income Distributions Received from
    The DFA Investment Trust Company                          $    1,061              --              --
  Interest                                                            --    $      1,559    $      1,600
                                                              ----------    ------------    ------------
      Total Investment Income                                      1,061           1,559           1,600
                                                              ----------    ------------    ------------
EXPENSES
  Investment Advisory Services                                        --             112             125
  Administrative Services                                              7              --              --
  Accounting & Transfer Agent Fees                                     2              42              44
  Shareholder Servicing Fees                                         100              60              67
  Custodian Fees                                                      --               7               7
  Legal Fees                                                           2               9               4
  Audit Fees                                                           2              16              21
  Filing Fees                                                         15              16              14
  Shareholders' Reports                                                6              10               7
  Directors' Fees and Expenses                                         1              --               1
  Other                                                                1               3               2
                                                              ----------    ------------    ------------
      Total Expenses                                                 136             275             292
                                                              ----------    ------------    ------------
  NET INVESTMENT INCOME (LOSS)                                       925           1,284           1,308
                                                              ----------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold          (1,444)          1,651           1,836
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                         13,126          (1,238)         (1,418)
                                                              ----------    ------------    ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                        11,682             413             418
                                                              ----------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $   12,607    $      1,697    $      1,726
                                                              ==========    ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           AAM/DFA                     AAM/DFA                    AAM/DFA
                                                          U.S. HIGH                    TWO-YEAR                   TWO-YEAR
                                                        BOOK TO MARKET               FIXED INCOME                GOVERNMENT
                                                          PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      YEAR          YEAR           YEAR         YEAR          YEAR          YEAR
                                                     ENDED         ENDED          ENDED        ENDED         ENDED         ENDED
                                                    NOV. 30,      NOV. 30,       NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                      2003          2002           2003         2002          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                     $      925    $      892    $    1,284    $    2,844    $    1,308    $    2,731
  Net Realized Gain (Loss) on
    Investment Securities Sold                         (1,444)         (459)        1,651         1,991         1,836         2,768
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities            13,126        (5,771)       (1,238)         (436)       (1,418)       (1,160)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
         Net Increase (Decrease) in Net Assets
          Resulting from Operations                    12,607        (5,338)        1,697         4,399         1,726         4,339
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Distributions From:
  Net Investment Income                                  (898)       (1,022)       (1,659)       (3,183)       (1,602)       (3,205)
  Net Short-Term Gains                                     --            --        (1,748)           --        (2,641)         (314)
  Net Long-Term Gains                                    (775)      (11,233)           --            --          (128)         (117)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
          Total Distributions                          (1,673)      (12,255)       (3,407)       (3,183)       (4,371)       (3,636)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Capital Share Transactions (1):
  Shares Issued                                        11,800        24,066        10,837        10,956        29,409        11,205
  Shares Issued in Lieu of Cash
   Distributions                                        1,514        11,993         3,173         3,020         3,652         3,460
  Shares Redeemed                                     (19,097)      (46,377)      (21,383)      (38,664)      (30,885)      (38,181)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
         Net Increase (Decrease) from Capital
          Share Transactions                           (5,783)      (10,318)       (7,373)      (24,688)        2,176        23,516)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
          Total Increase (Decrease)                     5,151       (27,911)       (9,083)      (23,472)         (469)      (22,813)
NET ASSETS
  Beginning of Period                                  71,336        99,247        82,184       105,656        85,609       108,422
                                                   ----------    ----------    ----------    ----------    ----------    ----------
  End of Period                                    $   76,487    $   71,336    $   73,101    $   82,184    $   85,140    $   85,609
                                                   ==========    ==========    ==========    ==========    ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                      1,343         2,749         1,065         1,067         2,905         1,085
     Shares Issued in Lieu of
     Cash Distributions                                   178         1,252           314           297           363           339
     Shares Redeemed                                   (2,200)       (4,725)       (2,097)       (3,768)       (3,048)       (3,694)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
                                                         (679)         (724)         (718)       (2,404)          220        (2,270)
                                                   ==========    ==========    ==========    ==========    ==========    ==========

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
                                                    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                      2003          2002          2001          2000          1999
                                                   ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period               $     8.74    $    11.17    $    12.14    $    13.82    $    13.99
                                                   ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.13          0.12          0.25          0.22          0.24
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      1.59         (0.98)         0.90          0.12          0.35
                                                   ----------    ----------    ----------    ----------    ----------
Total from Investment Operations                         1.72         (0.86)         1.15          0.34          0.59
                                                   ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.12)        (0.13)        (0.25)        (0.21)        (0.25)
  Net Realized Gains                                    (0.11)        (1.44)        (1.87)        (1.81)        (0.51)
                                                   ----------    ----------    ----------    ----------    ----------
Total Distributions                                     (0.23)        (1.57)        (2.12)        (2.02)        (0.76)
                                                   ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                     $    10.23    $     8.74    $    11.17    $    12.14    $    13.82
                                                   ==========    ==========    ==========    ==========    ==========
Total Return                                            20.18%        (8.86)%       10.74%         2.82%         4.44%

Net Assets, End of Period (thousands)              $   76,487    $   71,336    $   99,247    $  130,007    $  118,923
Ratio of Expenses to Average Net Assets (1)              0.36%         0.36%         0.36%         0.37%         0.35%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.39%         1.15%         1.53%         1.92%         1.56%
Portfolio Turnover Rate                                   N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series               7%            9%            6%           26%           43%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                     AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR               YEAR               YEAR            YEAR            YEAR
                                                   ENDED              ENDED              ENDED           ENDED           ENDED
                                                  NOV. 30,           NOV. 30,           NOV. 30,        NOV. 30,        NOV. 30,
                                                    2003               2002               2001            2000            1999
                                                ------------     ---------------     ------------     ------------     ----------
Net Asset Value, Beginning of Period            $      10.40     $         10.25     $      10.15     $      10.09     $    10.19
                                                ------------     ---------------     ------------     ------------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.23                0.32             0.47             0.58           0.51
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                    (0.01)               0.18             0.16             0.03          (0.07)
                                                ------------     ---------------     ------------     ------------     ----------
Total from Investment Operations                        0.22                0.50             0.63             0.61           0.44
                                                ------------     ---------------     ------------     ------------     ----------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.22)              (0.35)           (0.53)           (0.55)         (0.52)
  Net Realized Gains                                   (0.23)                 --               --               --          (0.02)
                                                ------------     ---------------     ------------     ------------     ----------
Total Distributions                                    (0.45)              (0.35)           (0.53)           (0.55)         (0.54)
                                                ------------     ---------------     ------------     ------------     ----------
Net Asset Value, End of Period                  $      10.17     $         10.40     $      10.25     $      10.15     $    10.09
                                                ============     ===============     ============     ============     ==========
Total Return                                            2.15%               4.95%            6.46%            6.29%          4.42%

Net Assets, End of Period (thousands)           $     73,101     $        82,184     $    105,656     $    119,602     $  138,612
Ratio of Expenses to Average Net Assets                 0.37%               0.35%            0.35%            0.34%          0.33%
Ratio of Net Investment Income to Average Net
  Assets                                                1.72%               3.09%            4.63%            5.72%          5.00%
Portfolio Turnover Rate                                  171%                131%              58%              24%            46%

                 See accompanying Notes to Financial Statements.

                      AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR               YEAR           YEAR             YEAR             YEAR
                                                   ENDED              ENDED          ENDED            ENDED            ENDED
                                                  NOV. 30,           NOV. 30,       NOV. 30,         NOV. 30,         NOV. 30,
                                                    2003              2002            2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period            $      10.46     $      10.37     $      10.13     $      10.05     $      10.19
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.16             0.31             0.47             0.58             0.49
  Net Gains (Losses) on Securities (Realized
     and Unrealized)                                    0.06             0.16             0.29             0.03            (0.07)
                                                ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                        0.22             0.47             0.76             0.61             0.42
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.20)           (0.34)           (0.52)           (0.53)           (0.52)
  Net Realized Gains                                   (0.35)           (0.04)              --               --            (0.04)
                                                ------------     ------------     ------------     ------------     ------------
Total Distributions                                    (0.55)           (0.38)           (0.52)           (0.53)           (0.56)
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                  $      10.13     $      10.46     $      10.37     $      10.13     $      10.05
                                                ============     ============     ============     ============     ============
Total Return                                            2.11%            4.73%            7.79%            6.23%            4.19%

Net Assets, End of Period (thousands)           $     85,140     $     85,609     $    108,422     $    122,341     $    114,742
Ratio of Expenses to Average Net Assets                 0.35%            0.35%            0.34%            0.34%            0.34%
Ratio of Net Investment Income to Average Net
  Assets                                                1.57%            2.88%            4.57%            5.82%            4.86%
Portfolio Turnover Rate                                  216%             165%             113%              90%              64%

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.   ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios (the "Portfolios"), of which three are presented in this report.

     Effective April 1, 2002, the AAM/DFA Two-Year Corporate Fixed Income Portfolio changed its name. It is now known as the AAM/DFA Two-Year Fixed Income Portfolio.

     The AAM/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 3% of the outstanding shares of the Series.

     The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

     2. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap

Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2003, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                  ADMINISTRATIVE   ADVISORY
                                                       FEES          FEES
                                                  --------------   ---------
     AAM/DFA U.S. High Book to Market Portfolio       0.01%
     AAM/DFA Two-Year Fixed Income Portfolio            --           0.15%
     AAM/DFA Two-Year Government Portfolio              --           0.15%

     In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio.

     AAM/DFA U.S. High Book to Market Portfolio                 0.15%
     AAM/DFA Two-Year Fixed Income Portfolio                    0.08%
     AAM/DFA Two-Year Government Portfolio                      0.08%

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.   DEFERRED COMPENSATION:

     At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

     AAM/DFA U.S. High Book to Market Portfolio                      $   994
     AAM/DFA Two-Year Fixed Income Portfolio                           1,132
     AAM/DFA Two-Year Government Portfolio                             1,254

E.   PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                             U.S. GOVERNMENT         OTHER INVESTMENT
                                               SECURITIES               SECURITIES
                                           ---------------------   ---------------------
                                           PURCHASES     SALES     PURCHASES     SALES
                                           ---------   ---------   ---------   ---------
AAM/DFA Two-Year Fixed Income Portfolio    $  78,209   $  81,288   $  46,148   $  51,241
AAM/DFA Two-Year Government Portfolio        178,416     180,195          --          --

F.   FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                             GROSS UNREALIZED   GROSS UNREALIZED
                                               APPRECIATION       DEPRECIATION       NET
                                             ----------------   ----------------   --------
AAM/DFA U.S. High Book to Market Portfolio   $            679                 --   $    679
AAM/DFA Two-Year Fixed Income Portfolio                    19   $           (291)      (272)
AAM/DFA Two-Year Government Portfolio                      30               (472)      (442)

     At November 30, 2003, the AAM/DFA U.S. High Book to Market Portfolio had a capital loss carryforward for federal income tax purposes of approximately $436,000, expiring November 30, 2011.

G.   LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolios during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the year ended November 30, 2003.

H.   COMPONENTS OF NET ASSETS:

     At November 30, 2003, net assets consisted of (amounts in thousands):

                                                                  AAM/DFA U.S.     AAM/DFA         AAM/DFA
                                                                  HIGH BOOK TO     TWO-YEAR        TWO-YEAR
                                                                     MARKET      FIXED INCOME     GOVERNMENT
                                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                  ------------   ------------     ----------

Paid-in Capital                                                   $     76,049   $     71,481    $  83,443
Accumulated Net Investment Income (Loss)                                   203            244          317
Accumulated Net Realized Gain (Loss)                                   (11,204)         1,648        1,823
Unrealized Appreciation (Depreciation) of Investment Securities         11,439           (272)        (443)
                                                                  ------------   ------------    ---------
Total Net Assets                                                  $     76,487   $     73,101    $  85,140
                                                                  ============   ============    =========

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of AAM/DFA U.S. High Book to Market Portfolio and the statements of net assets of AAM/DFA Two-Year Fixed Income Portfolio (previously AAM/DFA Two-Year Corporate Fixed Income Portfolio) and AAM/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                PERFORMANCE CHART

[CHART]

AAM/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1993-NOVEMBER 30, 2003

             AAM/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO       MSCI EAFE INDEX (NET DIVIDENDS)
Nov-1993                                              $   10,000                           $   10,000
Dec-1993                                              $   10,797                           $   10,722
Jan-1994                                              $   11,705                           $   11,628
Feb-1994                                              $   11,584                           $   11,595
Mar-1994                                              $   11,272                           $   11,096
Apr-1994                                              $   11,645                           $   11,566
May-1994                                              $   11,716                           $   11,500
Jun-1994                                              $   11,847                           $   11,662
Jul-1994                                              $   12,079                           $   11,775
Aug-1994                                              $   12,260                           $   12,055
Sep-1994                                              $   11,826                           $   11,675
Oct-1994                                              $   12,321                           $   12,064
Nov-1994                                              $   11,671                           $   11,483
Dec-1994                                              $   11,744                           $   11,556
Jan-1995                                              $   11,274                           $   11,112
Feb-1995                                              $   11,244                           $   11,081
Mar-1995                                              $   11,907                           $   11,771
Apr-1995                                              $   12,275                           $   12,214
May-1995                                              $   12,204                           $   12,068
Jun-1995                                              $   12,082                           $   11,856
Jul-1995                                              $   12,756                           $   12,595
Aug-1995                                              $   12,317                           $   12,115
Sep-1995                                              $   12,388                           $   12,351
Oct-1995                                              $   12,153                           $   12,019
Nov-1995                                              $   12,482                           $   12,353
Dec-1995                                              $   13,090                           $   12,851
Jan-1996                                              $   13,215                           $   12,903
Feb-1996                                              $   13,298                           $   12,947
Mar-1996                                              $   13,485                           $   13,223
Apr-1996                                              $   14,006                           $   13,608
May-1996                                              $   13,870                           $   13,358
Jun-1996                                              $   13,921                           $   13,432
Jul-1996                                              $   13,547                           $   13,040
Aug-1996                                              $   13,598                           $   13,069
Sep-1996                                              $   13,838                           $   13,416
Oct-1996                                              $   13,702                           $   13,280
Nov-1996                                              $   14,305                           $   13,808
Dec-1996                                              $   14,123                           $   13,630
Jan-1997                                              $   13,642                           $   13,153
Feb-1997                                              $   13,770                           $   13,369
Mar-1997                                              $   13,813                           $   13,417
Apr-1997                                              $   13,738                           $   13,488
May-1997                                              $   14,786                           $   14,366
Jun-1997                                              $   15,418                           $   15,157
Jul-1997                                              $   15,632                           $   15,403
Aug-1997                                              $   14,605                           $   14,252
Sep-1997                                              $   15,140                           $   15,051
Oct-1997                                              $   14,348                           $   13,895
Nov-1997                                              $   13,738                           $   13,753
Dec-1997                                              $   13,678                           $   13,873
Jan-1998                                              $   14,501                           $   14,507
Feb-1998                                              $   15,446                           $   15,438
Mar-1998                                              $   16,137                           $   15,913
Apr-1998                                              $   16,182                           $   16,039
May-1998                                              $   16,326                           $   15,961
Jun-1998                                              $   16,171                           $   16,082
Jul-1998                                              $   16,349                           $   16,244
Aug-1998                                              $   14,212                           $   14,232
Sep-1998                                              $   13,445                           $   13,796
Oct-1998                                              $   14,780                           $   15,234
Nov-1998                                              $   15,425                           $   16,014
Dec-1998                                              $   15,725                           $   16,646
Jan-1999                                              $   15,406                           $   16,596
Feb-1999                                              $   15,017                           $   16,201
Mar-1999                                              $   15,941                           $   16,877
Apr-1999                                              $   16,888                           $   17,560
May-1999                                              $   16,033                           $   16,656
Jun-1999                                              $   16,752                           $   17,306
Jul-1999                                              $   17,345                           $   17,820
Aug-1999                                              $   17,516                           $   17,885
Sep-1999                                              $   17,574                           $   18,066
Oct-1999                                              $   17,495                           $   18,735
Nov-1999                                              $   17,437                           $   19,385
Dec-1999                                              $   18,300                           $   21,125
Jan-2000                                              $   16,889                           $   19,784
Feb-2000                                              $   16,459                           $   20,316
Mar-2000                                              $   17,367                           $   21,104
Apr-2000                                              $   16,912                           $   19,994
May-2000                                              $   17,235                           $   19,506
Jun-2000                                              $   18,431                           $   20,269
Jul-2000                                              $   17,834                           $   19,420
Aug-2000                                              $   17,989                           $   19,589
Sep-2000                                              $   17,462                           $   18,635
Oct-2000                                              $   17,331                           $   18,195
Nov-2000                                              $   17,307                           $   17,513
Dec-2000                                              $   18,273                           $   18,134
Jan-2001                                              $   18,300                           $   18,125
Feb-2001                                              $   17,744                           $   16,766
Mar-2001                                              $   16,658                           $   15,648
Apr-2001                                              $   17,527                           $   16,735
May-2001                                              $   17,392                           $   16,144
Jun-2001                                              $   17,067                           $   15,484
Jul-2001                                              $   16,714                           $   15,202
Aug-2001                                              $   16,945                           $   14,818
Sep-2001                                              $   14,786                           $   13,317
Oct-2001                                              $   14,867                           $   13,658
Nov-2001                                              $   15,410                           $   14,162
Dec-2001                                              $   15,473                           $   14,245
Jan-2002                                              $   15,140                           $   13,489
Feb-2002                                              $   15,307                           $   13,583
Mar-2002                                              $   16,259                           $   14,318
Apr-2002                                              $   16,804                           $   14,412
May-2002                                              $   17,363                           $   14,595
Jun-2002                                              $   16,879                           $   14,015
Jul-2002                                              $   15,140                           $   12,631
Aug-2002                                              $   15,125                           $   12,602
Sep-2002                                              $   13,327                           $   11,249
Oct-2002                                              $   13,704                           $   11,853
Nov-2002                                              $   14,519                           $   12,391
Dec-2002                                              $   14,156                           $   11,975
Jan-2003                                              $   13,685                           $   11,475
Feb-2003                                              $   13,402                           $   11,213
Mar-2003                                              $   13,087                           $   10,993
Apr-2003                                              $   14,518                           $   12,070
May-2003                                              $   15,604                           $   12,801
Jun-2003                                              $   16,108                           $   13,111
Jul-2003                                              $   16,832                           $   13,429
Aug-2003                                              $   17,273                           $   13,752
Sep-2003                                              $   17,917                           $   14,176
Oct-2003                                              $   19,333                           $   15,059
Nov-2003                                              $   19,742                           $   15,394

ANNUALIZED              ONE     FIVE     TEN
TOTAL RETURN (%)       YEAR    YEARS    YEARS
---------------------------------------------
                       35.97    5.06     7.04

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003
                ------------------------------------------------

                                                        LOCAL
                                                      CURRENCY      U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                          RETURN          RETURN
-----------------------------                        -----------    ------------
United Kingdom                                              8.75%         20.20%
Japan                                                      10.89%         23.83%
France                                                      4.36%         25.05%
Switzerland                                                 6.19%         21.02%
Germany                                                    13.35%         35.77%
Netherlands                                                -7.05%         11.00%
Australia                                                   6.24%         35.23%
Italy                                                       8.50%         29.46%
Spain                                                      11.80%         34.09%
Sweden                                                     14.22%         35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)
         ---------------------------------------------------------------

MSCI EAFE Small Cap Index                                                 45.99%
Citigroup EPAC Extended Market Index (small companies)                    41.90%
MSCI EAFE Value Index (net dividends)                                     27.79%
MSCI EAFE Index (net dividends)                                           24.23%
MSCI EAFE Growth Index (net dividends)                                    20.62%

THE AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

     The AAM/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 531 stocks in twenty-one developed country markets, as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends), and 27.79% for the MSCI EAFE Value Index. Total return for the AAM/DFA International High Book to Market Portfolio over this period was 35.97%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (8,868,608 Shares, Cost $78,389)++ at Value+                                         $   109,971
Receivable for Investment Securities Sold                                                       10
                                                                                       -----------
     Total Assets                                                                          109,981
                                                                                       -----------
LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                          10
  Due to Advisor                                                                                 1
Accrued Expenses and Other Liabilities                                                          28
                                                                                       -----------
     Total Liabilities                                                                          39
                                                                                       -----------
NET ASSETS                                                                             $   109,942
                                                                                       ===========
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)                                                               8,759,594
                                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $     12.55
                                                                                       ===========
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $    81,919
Accumulated Net Investment Income (Loss)                                                     1,987
Accumulated Net Realized Gain (Loss)                                                        (5,546)
Unrealized Appreciation (Depreciation) from Investment Securities                           31,582
                                                                                       -----------
     Total Net Assets                                                                  $   109,942
                                                                                       ===========

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $84,009.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company         $  2,230
                                                                              --------
EXPENSES
  Administrative Services                                                            9
  Accounting & Transfer Agent Fees                                                   6
  Shareholder Servicing Fees                                                       173
  Legal Fees                                                                         3
  Audit Fees                                                                         2
  Filing Fees                                                                       18
  Shareholders' Reports                                                             13
  Directors' Fees and Expenses                                                       1
  Other                                                                              1
                                                                              --------
          Total Expenses                                                           226
                                                                              --------
  NET INVESTMENT INCOME (LOSS)                                                   2,004
                                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA Investment Trust Company         92
  Net Realized Gain (Loss) on Investment Securities Sold                          (352)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                       27,670
                                                                              --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                      27,410
                                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ 29,414
                                                                              ========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR         YEAR
                                                                                ENDED        ENDED
                                                                              NOV. 30,     NOV. 30,
                                                                                2003         2002
                                                                              ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $   2,004    $   2,377
  Capital Gain Distributions Received from The DFA Investment Trust Company          92          314
  Net Realized Gain (Loss) on Investment Securities Sold                           (352)        (160)
  Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                       27,670       (6,336)
                                                                              ---------    ---------
         Net Increase (Decrease) in Net Assets Resulting from Operations         29,414       (3,805)
                                                                              ---------    ---------
Distributions From:
  Net Investment Income                                                          (2,111)      (3,640)
  Net Short-Term Gains                                                               --         (166)
  Net Long-Term Gains                                                            (1,176)      (8,520)
                                                                              ---------    ---------
         Total Distributions                                                     (3,287)     (12,326)
                                                                              ---------    ---------
Capital Share Transactions (1):
  Shares Issued                                                                  12,389       25,692
  Shares Issued in Lieu of Cash Distributions                                     3,287       12,326
  Shares Redeemed                                                               (21,001)     (73,805)
                                                                              ---------    ---------
         Net Increase (Decrease) from Capital Share Transactions                 (5,325)     (35,787)
                                                                              ---------    ---------
         Total Increase (Decrease)                                               20,802      (51,918)

NET ASSETS
  Beginning of Period                                                            89,140      141,058
                                                                              ---------    ---------
  End of Period                                                               $ 109,942    $  89,140
                                                                              =========    =========

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                1,255        2,628
     Shares Issued in Lieu of Cash Distributions                                    366        1,222
     Shares Redeemed                                                             (2,133)      (7,002)
                                                                              ---------    ---------
                                                                                   (512)      (3,152)
                                                                              =========    =========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR        YEAR       YEAR        YEAR        YEAR
                                                 ENDED       ENDED      ENDED       ENDED       ENDED
                                                NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                                  2003        2002       2001        2000        1999
                                                ---------   --------   ---------   ---------   ---------
Net Asset Value, Beginning of Period            $    9.61   $  11.35   $   14.47   $   15.29   $   13.86
                                                ---------   --------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.24       0.30        0.32        0.30        0.35
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                 3.07      (0.90)      (1.68)      (0.39)       1.42
                                                ---------   --------   ---------   ---------   ---------

Total from Investment Operations                     3.31      (0.60)      (1.36)      (0.09)       1.77
                                                ---------   --------   ---------   ---------   ---------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.24)     (0.34)      (0.33)      (0.32)      (0.29)
   Net Realized Gains                               (0.13)     (0.80)      (1.43)      (0.41)      (0.05)
                                                ---------   --------   ---------   ---------   ---------

Total Distributions                                 (0.37)     (1.14)      (1.76)      (0.73)      (0.34)
                                                ---------   --------   ---------   ---------   ---------

Net Asset Value, End of Period                  $   12.55   $   9.61   $   11.35   $   14.47   $   15.29
                                                =========   ========   =========   =========   =========
Total Return                                        35.96%     (5.76)%     10.97%      (0.75)%     13.03%

Net Assets, End of Period (thousands)           $ 109,942   $ 89,140   $ 141,058   $ 209,123   $ 259,693
Ratio of Expenses to Average Net Assets (1)          0.55%      0.54%       0.52%       0.52%       0.50%
Ratio of Net Investment Income to Average Net
  Assets                                             2.20%      2.15%       2.14%       1.85%       2.20%
Portfolio Turnover Rate                               N/A        N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series          14%        18%          6%          9%          6%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty portfolios, of which the AAM/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 7% of the outstanding shares of the Series.

      The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,352.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

      In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19 of 1% of its average daily net assets. Until March 26, 1999, this fee was 0.13 of 1% of its average daily net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation    $  25,962
               Gross Unrealized Depreciation           --
                                                ---------
               Net                              $  25,962
                                                =========

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

           THE U.S. LARGE CAP VALUE SERIES   RUSSELL 1000 VALUE INDEX
Nov-1993                        $   10,000                 $   10,000
Dec-1993                        $   10,240                 $   10,190
Jan-1994                        $   10,534                 $   10,575
Feb-1994                        $   10,060                 $   10,214
Mar-1994                        $    9,652                 $    9,834
Apr-1994                        $    9,804                 $   10,022
May-1994                        $    9,737                 $   10,138
Jun-1994                        $    9,535                 $    9,895
Jul-1994                        $    9,957                 $   10,203
Aug-1994                        $   10,245                 $   10,496
Sep-1994                        $    9,946                 $   10,147
Oct-1994                        $   10,140                 $   10,289
Nov-1994                        $    9,685                 $    9,873
Dec-1994                        $    9,803                 $    9,986
Jan-1995                        $   10,028                 $   10,294
Feb-1995                        $   10,596                 $   10,701
Mar-1995                        $   10,758                 $   10,935
Apr-1995                        $   11,152                 $   11,280
May-1995                        $   11,733                 $   11,755
Jun-1995                        $   11,990                 $   11,915
Jul-1995                        $   12,515                 $   12,330
Aug-1995                        $   12,891                 $   12,504
Sep-1995                        $   13,337                 $   12,956
Oct-1995                        $   12,789                 $   12,828
Nov-1995                        $   13,489                 $   13,478
Dec-1995                        $   13,586                 $   13,817
Jan-1996                        $   13,972                 $   14,248
Feb-1996                        $   14,180                 $   14,356
Mar-1996                        $   14,673                 $   14,600
Apr-1996                        $   14,914                 $   14,656
May-1996                        $   15,166                 $   14,839
Jun-1996                        $   14,725                 $   14,851
Jul-1996                        $   14,071                 $   14,289
Aug-1996                        $   14,630                 $   14,698
Sep-1996                        $   14,922                 $   15,283
Oct-1996                        $   15,410                 $   15,875
Nov-1996                        $   16,521                 $   17,025
Dec-1996                        $   16,359                 $   16,807
Jan-1997                        $   16,945                 $   17,623
Feb-1997                        $   17,282                 $   17,882
Mar-1997                        $   16,491                 $   17,238
Apr-1997                        $   17,033                 $   17,962
May-1997                        $   18,355                 $   18,966
Jun-1997                        $   18,920                 $   19,780
Jul-1997                        $   20,816                 $   21,267
Aug-1997                        $   20,510                 $   20,510
Sep-1997                        $   21,591                 $   21,749
Oct-1997                        $   20,485                 $   21,142
Nov-1997                        $   20,703                 $   22,076
Dec-1997                        $   20,992                 $   22,721
Jan-1998                        $   21,272                 $   22,401
Feb-1998                        $   23,131                 $   23,908
Mar-1998                        $   24,428                 $   25,371
Apr-1998                        $   24,563                 $   25,541
May-1998                        $   24,356                 $   25,163
Jun-1998                        $   24,298                 $   25,486
Jul-1998                        $   23,455                 $   25,037
Aug-1998                        $   19,186                 $   21,311
Sep-1998                        $   20,159                 $   22,535
Oct-1998                        $   21,806                 $   24,281
Nov-1998                        $   23,171                 $   25,413
Dec-1998                        $   23,555                 $   26,277
Jan-1999                        $   24,012                 $   26,487
Feb-1999                        $   23,395                 $   26,114
Mar-1999                        $   24,151                 $   26,654
Apr-1999                        $   26,721                 $   29,144
May-1999                        $   26,694                 $   28,823
Jun-1999                        $   27,140                 $   29,659
Jul-1999                        $   26,016                 $   28,790
Aug-1999                        $   25,082                 $   27,722
Sep-1999                        $   23,735                 $   26,754
Oct-1999                        $   24,644                 $   28,295
Nov-1999                        $   24,243                 $   28,075
Dec-1999                        $   24,713                 $   28,209
Jan-2000                        $   22,981                 $   27,290
Feb-2000                        $   20,915                 $   25,262
Mar-2000                        $   23,878                 $   28,344
Apr-2000                        $   24,597                 $   28,015
May-2000                        $   24,548                 $   28,309
Jun-2000                        $   22,842                 $   27,016
Jul-2000                        $   23,851                 $   27,353
Aug-2000                        $   25,247                 $   28,874
Sep-2000                        $   24,835                 $   29,140
Oct-2000                        $   25,816                 $   29,857
Nov-2000                        $   24,987                 $   28,749
Dec-2000                        $   27,294                 $   30,189
Jan-2001                        $   28,637                 $   30,304
Feb-2001                        $   28,616                 $   29,462
Mar-2001                        $   27,744                 $   28,422
Apr-2001                        $   29,394                 $   29,814
May-2001                        $   30,250                 $   30,485
Jun-2001                        $   29,881                 $   29,808
Jul-2001                        $   29,842                 $   29,746
Aug-2001                        $   28,526                 $   28,553
Sep-2001                        $   25,354                 $   26,543
Oct-2001                        $   25,334                 $   26,315
Nov-2001                        $   27,725                 $   27,843
Dec-2001                        $   28,377                 $   28,500
Jan-2002                        $   28,683                 $   28,281
Feb-2002                        $   29,047                 $   28,326
Mar-2002                        $   30,256                 $   29,666
Apr-2002                        $   29,986                 $   28,649
May-2002                        $   30,178                 $   28,792
Jun-2002                        $   28,346                 $   27,139
Jul-2002                        $   25,194                 $   24,615
Aug-2002                        $   25,600                 $   24,800
Sep-2002                        $   22,764                 $   22,042
Oct-2002                        $   23,656                 $   23,675
Nov-2002                        $   25,324                 $   25,167
Dec-2002                        $   24,187                 $   24,075
Jan-2003                        $   23,621                 $   23,492
Feb-2003                        $   22,938                 $   22,865
Mar-2003                        $   22,830                 $   22,904
Apr-2003                        $   24,944                 $   24,919
May-2003                        $   26,608                 $   26,529
Jun-2003                        $   26,893                 $   26,861
Jul-2003                        $   27,581                 $   27,261
Aug-2003                        $   28,563                 $   27,686
Sep-2003                        $   27,935                 $   27,415
Oct-2003                        $   29,807                 $   29,093
Nov-2003                        $   30,475                 $   29,488

ANNUALIZED          ONE    FIVE     TEN
TOTAL RETURN (%)   YEAR    YEARS   YEARS
----------------------------------------
                   20.34    5.63   11.79

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

           THE DFA INTERNATIONAL VALUE SERIES   MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994                           $   10,000
Feb-1994                           $   10,100                        $   10,000
Mar-1994                           $    9,830                        $    9,569
Apr-1994                           $   10,161                        $    9,975
May-1994                           $   10,221                        $    9,918
Jun-1994                           $   10,341                        $   10,058
Jul-1994                           $   10,543                        $   10,155
Aug-1994                           $   10,704                        $   10,396
Sep-1994                           $   10,331                        $   10,068
Oct-1994                           $   10,764                        $   10,404
Nov-1994                           $   10,200                        $    9,903
Dec-1994                           $   10,261                        $    9,966
Jan-1995                           $    9,854                        $    9,583
Feb-1995                           $    9,834                        $    9,556
Mar-1995                           $   10,415                        $   10,152
Apr-1995                           $   10,740                        $   10,533
May-1995                           $   10,678                        $   10,408
Jun-1995                           $   10,567                        $   10,225
Jul-1995                           $   11,162                        $   10,862
Aug-1995                           $   10,783                        $   10,448
Sep-1995                           $   10,847                        $   10,652
Oct-1995                           $   10,641                        $   10,365
Nov-1995                           $   10,934                        $   10,653
Dec-1995                           $   11,464                        $   11,083
Jan-1996                           $   11,579                        $   11,128
Feb-1996                           $   11,652                        $   11,166
Mar-1996                           $   11,815                        $   11,404
Apr-1996                           $   12,276                        $   11,736
May-1996                           $   12,160                        $   11,520
Jun-1996                           $   12,204                        $   11,584
Jul-1996                           $   11,877                        $   11,246
Aug-1996                           $   11,929                        $   11,271
Sep-1996                           $   12,139                        $   11,570
Oct-1996                           $   12,023                        $   11,452
Nov-1996                           $   12,558                        $   11,908
Dec-1996                           $   12,393                        $   11,755
Jan-1997                           $   11,979                        $   11,343
Feb-1997                           $   12,088                        $   11,529
Mar-1997                           $   12,133                        $   11,571
Apr-1997                           $   12,068                        $   11,632
May-1997                           $   12,984                        $   12,389
Jun-1997                           $   13,547                        $   13,072
Jul-1997                           $   13,734                        $   13,284
Aug-1997                           $   12,833                        $   12,291
Sep-1997                           $   13,305                        $   12,980
Oct-1997                           $   12,608                        $   11,983
Nov-1997                           $   12,075                        $   11,861
Dec-1997                           $   12,026                        $   11,964
Jan-1998                           $   12,753                        $   12,511
Feb-1998                           $   13,591                        $   13,314
Mar-1998                           $   14,191                        $   13,724
Apr-1998                           $   14,235                        $   13,832
May-1998                           $   14,369                        $   13,764
Jun-1998                           $   14,230                        $   13,869
Jul-1998                           $   14,388                        $   14,009
Aug-1998                           $   12,506                        $   12,273
Sep-1998                           $   11,833                        $   11,898
Oct-1998                           $   13,012                        $   13,138
Nov-1998                           $   13,583                        $   13,810
Dec-1998                           $   13,848                        $   14,356
Jan-1999                           $   13,574                        $   14,313
Feb-1999                           $   13,230                        $   13,972
Mar-1999                           $   14,045                        $   14,555
Apr-1999                           $   14,879                        $   15,144
May-1999                           $   14,125                        $   14,364
Jun-1999                           $   14,762                        $   14,924
Jul-1999                           $   15,295                        $   15,368
Aug-1999                           $   15,445                        $   15,425
Sep-1999                           $   15,500                        $   15,580
Oct-1999                           $   15,431                        $   16,157
Nov-1999                           $   15,383                        $   16,717
Dec-1999                           $   16,143                        $   18,219
Jan-2000                           $   14,900                        $   17,062
Feb-2000                           $   14,527                        $   17,521
Mar-2000                           $   15,334                        $   18,201
Apr-2000                           $   14,935                        $   17,243
May-2000                           $   15,222                        $   16,822
Jun-2000                           $   16,283                        $   17,480
Jul-2000                           $   15,753                        $   16,748
Aug-2000                           $   15,892                        $   16,894
Sep-2000                           $   15,433                        $   16,071
Oct-2000                           $   15,319                        $   15,692
Nov-2000                           $   15,306                        $   15,103
Dec-2000                           $   16,156                        $   15,639
Jan-2001                           $   16,182                        $   15,631
Feb-2001                           $   15,695                        $   14,459
Mar-2001                           $   14,737                        $   13,495
Apr-2001                           $   15,514                        $   14,433
May-2001                           $   15,396                        $   13,923
Jun-2001                           $   15,103                        $   13,354
Jul-2001                           $   14,797                        $   13,111
Aug-2001                           $   15,010                        $   12,779
Sep-2001                           $   13,096                        $   11,484
Oct-2001                           $   13,176                        $   11,778
Nov-2001                           $   13,658                        $   12,213
Dec-2001                           $   13,714                        $   12,285
Jan-2002                           $   13,417                        $   11,633
Feb-2002                           $   13,566                        $   11,714
Mar-2002                           $   14,418                        $   12,348
Apr-2002                           $   14,905                        $   12,429
May-2002                           $   15,406                        $   12,587
Jun-2002                           $   14,973                        $   12,086
Jul-2002                           $   13,441                        $   10,893
Aug-2002                           $   13,428                        $   10,868
Sep-2002                           $   11,831                        $    9,701
Oct-2002                           $   12,175                        $   10,222
Nov-2002                           $   12,903                        $   10,686
Dec-2002                           $   12,576                        $   10,327
Jan-2003                           $   12,161                        $    9,896
Feb-2003                           $   11,911                        $    9,670
Mar-2003                           $   11,629                        $    9,480
Apr-2003                           $   12,906                        $   10,409
May-2003                           $   13,878                        $   11,040
Jun-2003                           $   14,326                        $   11,307
Jul-2003                           $   14,974                        $   11,581
Aug-2003                           $   15,367                        $   11,860
Sep-2003                           $   15,956                        $   12,225
Oct-2003                           $   17,214                        $   12,987
Nov-2003                           $   17,582                        $   13,276

ANNUALIZED         ONE     FIVE          FROM
TOTAL RETURN (%)   YEAR    YEARS   FEBRUARY 15,1994
---------------------------------------------------
                   36.26    5.30               5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                        SHARES            VALUE+
                                                        ------            ------
COMMON STOCKS -- (82.2%)
 *3COM Corp.                                           606,100   $     4,533,628
  A. G. Edwards, Inc.                                   17,500           642,950
 *Advanced Micro Devices, Inc.                         504,800         9,076,304
  Aetna, Inc.                                          539,626        34,741,122
*#Agere Systems, Inc. Class A                            8,652            30,628
 *Agere Systems, Inc. Class B                          212,364           717,790
 *Agilent Technologies, Inc.                            50,600         1,430,968
  Albertson's, Inc.                                    486,800        10,359,104
 *Allegheny Corp.                                       17,583         3,622,098
  Alliant Energy Corp.                                 212,900         5,205,405
 *Allied Waste Industries, Inc.                        205,800         2,562,210
  Allstate Corp.                                     1,179,300        47,620,134
  Ambac Financial Group, Inc.                           23,200         1,595,000
 #Amerada Hess Corp.                                   158,200         7,493,934
  American Financial Group, Inc.                       177,400         4,349,848
  American National Insurance Co.                       46,700         3,919,531
*#American Tower Corp.                                 119,400         1,358,772
*#Americredit Corp.                                    224,000         3,012,800
  Anadarko Petroleum Corp.                             441,600        19,841,088
  Apache Corp.                                          64,995         4,666,641
 *Apple Computer, Inc.                                 197,300         4,127,516
 *Applied Micro Circuits Corp.                         213,200         1,377,272
  Archer-Daniels Midland Co.                         2,375,260        33,942,465
*#Arrow Electronics, Inc.                              308,200         7,205,716
  Ashland, Inc.                                        297,600        11,826,624
 #Astoria Financial Corp.                               40,500         1,513,890
  AT&T Corp.                                         1,246,380        24,715,715
 *AT&T Wireless Services, Inc.                       5,137,837        38,533,777
 *AutoNation, Inc.                                   2,057,600        36,172,608
 *Avnet, Inc.                                          187,800         4,005,774
  AVX Corp.                                            125,400         1,893,540
  Bank of Hawaii Corp.                                 337,800        13,968,030
*#Barnes & Noble, Inc.                                  13,000           431,340
  Bausch & Lomb, Inc.                                   11,800           592,714
  Bear Stearns Companies, Inc.                         373,770        27,083,374
  Belo Corp. Class A                                   324,200         9,210,522
 *Big Lots, Inc.                                       253,500         3,716,310
 #Blockbuster, Inc. Class A                             23,300           397,964
  Boise Cascade Corp.                                  213,400         6,297,434
 *Borders Group, Inc.                                   34,000           764,320
  Borg-Warner, Inc.                                    100,800         7,963,200
 #Bowater, Inc.                                        168,400         6,887,560
  Brunswick Corp.                                      297,600         8,942,880
  Burlington Northern Santa Fe Corp.                 1,283,000        38,194,910
 *Cavco Industries, Inc.                                11,450           269,075
 *Cendant Corp.                                        311,800         6,909,488
 *CheckFree Corp.                                       56,200         1,552,244
  Chubb Corp.                                          108,900         7,127,505
 *CIENA Corp.                                          164,600         1,165,368
 #Cincinnati Financial Corp.                           551,580        22,355,537
  Circuit City Stores, Inc.                            332,000         4,322,640
  Clear Channel Communications, Inc.                   710,900        29,722,729
 *CNA Financial Corp.                                  635,600        14,866,684
 #Coca-Cola Enterprises, Inc.                        1,785,400        36,868,510
 *Comcast Corp. Class A                              1,585,448        49,751,358
*#Comcast Corp. Special Class A
    Non-Voting                                         927,100        27,952,065
  Commerce Group, Inc.                                  93,100   $     3,724,931
  Commercial Federal Corp.                              98,900         2,670,300
 *Compuware Corp.                                       35,800           204,776
*#Comverse Technology, Inc.                            111,500         2,144,145
  ConocoPhilips                                        220,400        12,505,496
*#Corning, Inc.                                        998,300        11,440,518
  Countrywide Financial Corp.                          410,000        43,296,000
*#Cox Communications, Inc.                           1,000,000        33,900,000
*#Crown Castle International Corp.                     352,900         4,379,489
  CSX Corp.                                            577,800        19,581,642
 #Cummins, Inc.                                        143,100         6,646,995
  Curtiss-Wright Corp-Cl B W/I                          13,565         1,105,548
 #Dana Corp.                                           510,700         8,258,019
 #Delta Air Lines, Inc.                                402,500         5,047,350
 #Diamond Offshore Drilling, Inc.                      237,900         4,175,145
 #Dillards, Inc. Class A                                48,900           823,965
  Disney (Walt) Co.                                    906,600        20,933,394
  Eastman Chemical Co.                                 108,200         3,859,494
 #Electronic Data Systems Corp.                        570,200        12,327,724
 *Fairchild Semiconductor Corp.
    Class A                                             86,300         2,243,800
  Federated Department Stores, Inc.                    618,200        30,347,438
  First American Financial Corp.                       106,500         3,152,400
  First Citizens Bancshares, Inc.                       10,300         1,137,017
  FleetBoston Financial Corp.                          331,300        13,450,780
  Florida East Coast Industries, Inc.                   68,139         2,078,240
 #Foot Locker, Inc.                                    175,000         3,867,500
 #Ford Motor Co.                                     2,964,200        39,127,440
 #General Motors Corp.                               1,112,300        47,584,194
 *General Motors Corp. Class H                         826,438        13,718,871
 #Georgia-Pacific Corp.                                462,300        12,616,167
*#Goodyear Tire & Rubber Co.                           203,900         1,376,325
  Harris Corp.                                         151,400         5,869,778
  Hartford Financial Services Group,
    Inc.                                               400,800        22,044,000
 *Hearst-Argyle Television, Inc.                       238,600         5,857,630
  Helmerich & Payne, Inc.                              146,800         3,537,880
  Hibernia Corp.                                       274,500         6,272,325
 #Hollinger International, Inc. Class A                268,700         4,275,017
 #Horton (D.R.), Inc.                                  589,215        25,748,696
*#Human Genome Sciences, Inc.                           23,900           305,920
 *Humana, Inc.                                         618,900        13,820,037
  Ikon Office Solutions, Inc.                            7,300            61,831
  Independence Community Bank
    Corp.                                               12,500           462,250
 *Ingram Micro, Inc.                                   269,200         3,924,936
 *Instinet Group, Inc.                                  15,200            81,472
 *InterActiveCorp                                      394,400        12,956,040
 #International Paper Co.                            1,215,775        45,238,988
*#Invitrogen Corp.                                      50,100         3,415,317
*#JDS Uniphase Corp.                                 1,095,700         3,769,208
  John Hancock Financial Services,
    Inc.                                               358,800        13,185,900
  JP Morgan Chase & Co.                              2,244,400        79,361,984
  Kerr-McGee Corp.                                     138,200         5,803,018
  KeyCorp                                              941,600        26,167,064
  Labranche & Co., Inc.                                 19,700           162,919
  LaFarge North America, Inc.                          257,500         9,810,750

                                                        SHARES            VALUE+
                                                        ------            ------
 *Lear Corp.                                           110,900   $     6,558,626
 *Level 3 Communications, Inc.                         195,500         1,071,340
 *Liberty Media Corp.                                4,139,400        45,740,370
  Lincoln National Corp.                               334,400        13,111,824
  Loews Corp.                                          636,800        27,146,784
 *LSI Logic Corp.                                      425,400         3,985,998
  Lubrizol Corp.                                       182,000         5,483,660
*#Lucent Technologies, Inc.                          1,193,800         3,820,160
 #Lyondell Chemical Co.                                447,200         6,636,448
  Mandalay Resort Group                                234,400        10,067,480
  Marathon Oil Corp.                                   911,450        26,988,035
 #May Department Stores Co.                             63,100         1,870,915
  MBIA, Inc.                                           248,850        14,463,162
  MeadWestavco Corp.                                   758,431        19,355,159
  MetLife, Inc.                                      1,376,400        44,994,516
*#Metro-Goldwyn-Mayer, Inc.                            261,100         4,308,150
 #MGIC Investment Corp.                                116,900         6,189,855
*#MGM Grand, Inc.                                      238,300         8,931,484
*#Micron Technology, Inc.                              597,900         7,778,679
*#Mony Group, Inc.                                      51,200         1,613,824
  Nationwide Financial Services, Inc.                   81,500         2,660,160
 *NCR Corp.                                             12,300           429,270
  Norfolk Southern Corp.                             1,537,600        32,920,016
 #Northrop Grumman Corp.                               320,271        29,666,703
 *Novell, Inc.                                          74,600           708,700
  Nucor Corp.                                           15,000           841,650
  Occidental Petroleum Corp.                           650,800        23,871,344
 #Odyssey Re Holdings Corp.                             22,300           510,447
  Old Republic International Corp.                     334,275        12,388,232
  Omnicare, Inc.                                        30,900         1,233,528
 *Owens-Illinois, Inc.                                 264,400         2,982,432
 *Pacificare Health Systems, Inc.                       25,000         1,627,750
 *Pactiv Corp.                                         342,600         7,687,944
 *PanAmSat Corp.                                       250,100         5,524,709
*#Park Place Entertainment Corp.                       802,900         8,398,334
  Peabody Energy Corp.                                  54,600         1,840,020
 #Penney (J.C.) Co., Inc.                            1,120,000        27,865,600
  PepsiAmericas, Inc.                                  192,000         3,012,480
 *Phelps Dodge Corp.                                   287,085        18,281,573
 #PMI Group, Inc.                                      121,700         4,530,891
 *Pride International, Inc.                            253,400         4,041,730
  Principal Financial Group, Inc.                      424,200        14,045,262
  Protective Life Corp.                                 91,500         3,005,775
 *Providian Financial Corp.                            368,300         4,161,790
  Pulte Homes Inc.                                     124,200        11,866,068
  Questar Corp.                                        251,000         8,564,120
 *Qwest Communications International,
    Inc.                                             2,000,600         7,322,196
  Radian Group, Inc.                                   155,200         7,659,120
 *Radio One, Inc.                                        5,000            87,800
  Rayonier, Inc.                                       147,781         5,479,738
  Raytheon Co.                                       1,084,000        30,037,640
  Reinsurance Group of America, Inc.                    64,100         2,381,315
*#Rite Aid Corp.                                       969,800         5,964,270
 #RJ Reynolds Tobacco Holdings, Inc.                   251,326        13,873,195
  Ryder System, Inc.                                   275,400         8,589,726
  Safeco Corp.                                         486,400        18,205,952
  Saint Paul Companies, Inc.                           695,326        25,796,595
 *Saks, Inc.                                           743,200        11,430,416
 *Sanmina Corp.                                        639,900         7,800,381
 #Sears, Roebuck & Co.                                 387,700        21,385,532
 *Smithfield Foods, Inc.                                68,400   $     1,603,980
 *Smurfit-Stone Container Corp.                        469,026         7,673,265
 *Solectron Corp.                                    1,155,300         6,758,505
  Sovereign Bancorp, Inc.                              781,020        17,697,913
 #Sprint Corp.                                       1,610,400        24,139,896
  StanCorp Financial Group, Inc.                        20,000         1,251,200
 #Starwood Hotels and Resorts
    Worldwide, Inc.                                    573,500        19,768,545
  Steelcase, Inc. Class A                               47,400           587,760
 *Sun Microsystems, Inc.                             2,143,700         9,153,599
 #Sunoco, Inc.                                         298,800        14,345,388
 #Supervalu, Inc.                                      565,200        14,593,464
 *Tech Data Corp.                                       69,000         2,541,960
  Telephone & Data Systems, Inc.                        71,700         4,495,590
 *Tellabs, Inc.                                        665,800         5,326,400
 #Temple-Inland, Inc.                                  131,300         7,422,389
 *Tenet Healthcare Corp.                               466,400         6,814,104
 #Textron, Inc.                                        123,000         6,130,320
 #Thomas & Betts Corp.                                  46,900           975,520
  Tidewater, Inc.                                      100,900         2,785,849
 *Time Warner, Inc                                   5,860,700        95,412,196
  Torchmark Corp.                                       33,300         1,468,530
 *Toys R Us, Inc.                                      819,300         9,618,582
 *Triad Hospitals, Inc.                                100,300         3,470,380
  Tyson Foods, Inc. Class A                            912,556        12,456,389
 #Union Pacific Corp.                                  824,200        52,485,056
  Unionbancal Corp.                                     86,600         4,932,736
 *Unisys Corp.                                         124,900         2,038,368
 *United States Cellular Corp.                          72,800         2,518,880
 #United States Steel Corp.                            326,200         8,106,070
  Unitrin, Inc.                                        223,800         8,466,354
  UnumProvident Corp.                                  838,989        12,526,106
  Valero Energy Corp.                                  158,000         6,809,800
  Valhi, Inc.                                          158,500         2,190,470
 *VeriSign, Inc.                                       166,300         2,695,723
  Viacom, Inc. Class B                               2,189,200        86,079,344
*#Vishay Intertechnology, Inc.                         265,716         5,582,693
 *Vitesse Semiconductor, Inc.                            2,800            20,440
 *WebMD Corp.                                           25,800           236,070
  Weis Markets, Inc.                                    20,800           738,400
  Wesco Financial Corp.                                 13,540         4,726,137
 *Westport Resources Corp.                              30,800           834,680
 #Weyerhaeuser Co.                                     407,500        23,227,500
  Worthington Industries, Inc.                         133,200         1,907,424
 *Xerox Corp.                                           75,000           913,500
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $2,138,684,770)                                            2,481,591,024
                                                                 ---------------

                                                       FACE
                                                      AMOUNT
                                                      ------
                                                      (000)
TEMPORARY CASH
  INVESTMENTS -- (17.8%)
 Repurchase Agreement, PNC
   Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by
   $30,415,000 FMC Discount
   Notes 1.11%, 03/25/04,
   valued at $30,300,944) to be
   repurchased at $29,855,040                       $   29,853        29,853,000

                                                       FACE
                                                      AMOUNT              VALUE+
                                                      ------              ------
                                                      (000)
 Repurchase agreements in a Pooled Cash Account,
   UBS Warburg and Deutsche Bank Securities
   Inc., 1.01% and 1.02% respectively, 12/01/03
   (Collateralized by $407,522,000 U.S. Treasury
   Obligations, rates ranging from 5.50% to
   8.875%, maturities ranging from 08/15/04
   to 05/15/30, valued at $504,174,949) to be
   repurchased at $491,299,458
   (Cost $491,257,888)@                             $   491,258  $   491,257,888
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $521,110,888)                                                521,110,888
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,659,795,658) ++                                       $ 3,002,701,912
                                                                 ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
 @  Security purchased with cash proceeds from securities on loan
++  The cost for federal income tax purposes is $2,659,939,034

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                        SHARES            VALUE+
                                                        ------            ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
 *AWG P.L.C.                                            76,018   $       694,888
  Abbey National P.L.C.                                638,077         5,857,416
  Aggregate Industries P.L.C.                        1,901,448         2,787,879
  Alliance & Leicester P.L.C.                          348,000         5,278,894
  Allied Domecq P.L.C.                                 621,994         4,396,663
  Amvescap P.L.C.                                       94,600           670,322
  Antofagasta P.L.C.                                   256,000         4,204,733
  Arriva P.L.C.                                        231,050         1,527,909
  Associated British Foods P.L.C.                      822,096         8,030,933
  Associated British Ports Holdings
    P.L.C.                                             378,800         2,788,360
  Aviva P.L.C.                                       2,507,905        19,970,419
  BAA P.L.C.                                         1,531,868        12,448,536
  BAE Systems P.L.C.                                 1,792,722         5,372,555
  BBA Group P.L.C.                                     660,391         2,706,009
  BG Group P.L.C.                                    1,408,548         6,631,639
  BOC Group P.L.C.                                      80,757         1,125,715
  BPB P.L.C.                                           458,500         2,714,616
  Barratt Developments P.L.C.                          253,000         2,129,945
  Bellway P.L.C.                                        38,000           444,414
  Berkeley Group P.L.C.                                228,802         3,155,944
  Bovis Homes Group P.L.C.                             113,000           846,373
  Brambles Industries P.L.C.                           272,000           816,318
 *Britannic P.L.C.                                     191,300           875,169
 *British Airways P.L.C.                             1,839,331         7,212,567
  British Land Co. P.L.C.                              851,943         8,121,034
  British Vita P.L.C.                                  196,700           879,575
  Brixton P.L.C.                                       346,685         1,496,594
  Cable and Wireless P.L.C.                          3,315,616         7,555,709
 *Canary Wharf Group P.L.C.                            847,200         3,518,829
  Carnival P.L.C.                                      155,511         5,456,151
  Chelsfield P.L.C.                                    484,167         2,631,343
 *Colt Telecom Group P.L.C.                          2,561,000         4,305,479
 *Corus Group P.L.C.                                 4,456,227         2,510,000
  Debenhams P.L.C.                                     359,044         2,896,114
 *Dimension Data Holdings P.L.C.                     1,006,000           640,169
  Dixons Group P.L.C.                                  330,000           774,715
 *Easyjet P.L.C.                                       294,025         1,410,859
  FKI P.L.C.                                           558,000         1,055,655
  Friends Provident P.L.C.                           1,547,456         3,439,885
  Galen Holdings P.L.C.                                319,000         4,005,057
  Granada Compass P.L.C.                             1,541,178         3,260,266
  Great Portland Estates P.L.C.                        185,533           772,203
  Great Universal Stores P.L.C.                        258,182         3,362,485
  Greene King P.L.C.                                   104,000         1,496,216
  HBOS P.L.C.                                           14,137           177,491
  Hammerson P.L.C.                                     468,800         5,006,962
  Hanson P.L.C.                                        867,138         6,047,477
  Hilton Group P.L.C.                                2,579,517         9,383,047
  IMI P.L.C.                                            24,000           140,651
  Intercontinental Hotels Group P.L.C.                 893,279         8,253,890
 *International Power P.L.C.                         1,898,700         3,706,358
  Johnson Matthey P.L.C.                                42,871           743,961
  Kelda Group P.L.C.                                   161,510         1,252,075
  Kesa Electricals P.L.C.                                9,781            41,214
 #Kingfisher P.L.C.                                    467,786         2,218,492
  Land Securities Group P.L.C.                         13,000$           214,639
  Liberty International P.L.C.                         444,297         5,012,707
  Logicacmg P.L.C.                                     586,400         2,768,416
  London Merchant Securities P.L.C.                    114,409           320,732
  MFI Furniture Group P.L.C.                            66,600           161,506
 *MM02 P.L.C.                                        7,543,300         9,762,544
  Marks & Spencer Group P.L.C.                       1,178,695         5,443,031
  Mersey Docks & Harbour Co. P.L.C.                     79,870           871,586
  Millennium and Copthorne Hotels
    P.L.C.                                             486,549         2,566,884
*#Mitchells & Butlers P.L.C.                           893,279         3,579,630
 #National Grid Group P.L.C.                           695,948         4,703,969
  Novar P.L.C.                                         571,338         1,257,761
  Pearson P.L.C.                                       231,855         2,583,965
  Peninsular & Oriental Steam
  Navigation P.L.C.                                  1,057,274         4,455,011
  Pennon Group P.L.C.                                   55,412           624,224
  Persimmon P.L.C.                                     190,000         1,522,771
  Pilkington P.L.C.                                  2,142,972         3,298,638
  Pillar Property P.L.C.                               106,000           929,761
  RMC Group P.L.C.                                     401,000         4,224,211
  Rexam P.L.C.                                         562,252         4,158,097
  Rio Tinto P.L.C.                                      82,026         1,959,516
  Rolls Royce Group P.L.C.                           2,732,720         8,377,603
  Royal & Sun Alliance Insurance
    Group P.L.C.                                     4,961,392         7,231,666
  Royal Bank of Scotland Group
    P.L.C.                                             212,693         5,936,997
  Safeway P.L.C.                                     1,565,599         7,552,809
  Sainsbury (J.) P.L.C.                              2,824,654        14,586,241
  Scottish & Newcastle P.L.C.                          828,188         5,227,453
  Scottish Power P.L.C.                                789,816         4,883,373
  Severn Trent P.L.C.                                  210,597         2,616,888
 *Shire Pharmaceuticals Group
    P.L.C.                                             453,000         3,739,681
  Slough Estates P.L.C.                                706,900         5,118,411
  Smith (David S.) Holdings P.L.C.                     328,000           889,894
  Smith (W.H.) P.L.C.                                  299,537         1,682,011
  Somerfield P.L.C.                                    475,911         1,021,084
  Stagecoach Group P.L.C.                            1,557,000         2,169,046
  Tate & Lyle P.L.C.                                   520,200         2,862,961
  Taylor Woodrow P.L.C.                                973,675         4,002,276
  Tesco P.L.C.                                       1,547,445         6,620,235
  Trinity Mirror P.L.C.                                495,640         4,560,529
  United Business Media P.L.C.                         237,262         2,045,397
  United Utilities P.L.C.                              265,595         2,258,818
  Vodafone Group P.L.C.                             13,775,846        31,629,670
  Westbury P.L.C.                                       34,000           223,084
  Whitbread P.L.C.                                     507,066         6,292,105
  Wilson Bowden P.L.C.                                  96,900         1,624,888
  Wimpey (George) P.L.C.                               437,880         2,568,057
  Wolseley P.L.C.                                      518,749         6,642,279
  Wolverhampton & Dudley Breweries
    P.L.C.                                              70,000           905,940
  Woolworths Group P.L.C.                            1,040,174           773,726
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $343,702,143)                                               403,710,893
                                                                 ---------------

                                                        SHARES            VALUE+
                                                        ------            ------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $1)                                                    $             1
                                                                 ---------------
 TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                               403,710,894
                                                                 ---------------
JAPAN -- (19.7%)
COMMON STOCKS -- (19.7%)
  AIOI Insurance Co., Ltd.                             928,735         3,146,099
  Acom Co., Ltd.                                        14,600           589,226
 #Aichi Steel Corp.                                    104,000           409,277
 #Aisin Seiki Co., Ltd.                                152,100         2,249,836
  Akita Bank, Ltd.                                      53,000           205,670
  Amada Co., Ltd.                                      376,000         1,847,042
*#Anritsu Corp.                                         67,000           457,597
  Aoyama Trading Co., Ltd.                              47,700           910,272
  Asahi Breweries, Ltd.                                173,000         1,434,295
  Asahi Kasei Corp.                                    289,000         1,380,086
  Asatsu-Dk, Inc.                                       24,800           591,015
  Autobacs Seven Co., Ltd.                              19,800           427,566
 #Awa Bank, Ltd.                                       196,600         1,147,073
 #Bank of Fukuoka, Ltd.                                333,000         1,368,243
 #Bank of Kyoto, Ltd.                                  347,400         1,868,322
  Bank of Nagoya, Ltd.                                 185,000           886,824
  Benesse Corp.                                          6,500           142,440
  Canon Sales Co., Inc.                                124,900         1,037,792
  Chiba Bank, Ltd.                                     941,000         3,823,458
  Chudenko Corp.                                        34,200           469,032
  Chugoku Bank, Ltd.                                   238,800         2,112,831
  Citizen Watch Co., Ltd.                              318,000         2,581,282
  Coca-Cola West Japan Co., Ltd.                        43,600           775,102
  Comsys Holdings Corp.                                 31,000           160,491
  Cosmo Oil Co., Ltd.                                  764,000         1,430,059
  Dai Nippon Ink & Chemicals, Inc.                     417,000           772,927
  Dai Nippon Pharmaceutical Co., Ltd.                   88,000           570,490
  Dai Nippon Printing Co., Ltd.                        144,000         1,985,391
 #Daicel Chemical Industries, Ltd.                     485,000         2,006,072
  Daido Steel Co., Ltd.                                228,000           393,462
  Daihatsu Motor Co., Ltd.                             224,000           906,063
  Daishi Bank, Ltd.                                    355,000         1,380,844
  Daiwa House Industry Co., Ltd.                       663,000         6,295,838
  Denso Corp.                                           22,500           420,129
  Ebara Corp.                                          157,000           609,250
 #Ezaki Glico Co., Ltd.                                174,600         1,111,178
  Fuji Electric Co., Ltd.                              391,780           844,230
  Fuji Fire & Marine Insurance Co., Ltd.               236,000           586,121
  Fuji Heavy Industries                                393,000         1,862,372
  Fuji Photo Film Co., Ltd.                            355,000        10,048,395
  Fujikura, Ltd.                                       241,000         1,348,914
 *Fujitsu, Ltd.                                        286,000         1,574,672
  Fukui Bank, Ltd.                                     343,000         1,475,101
 #Fukuyama Transporting Co., Ltd.                      266,000           905,935
 #Furukawa Electric Co., Ltd.                          344,000         1,146,457
  Futaba Corp.                                          16,000           349,160
  Futaba Industrial Co., Ltd.                           36,000           443,097
  Glory, Ltd.                                           17,000           524,653
  Gunma Bank, Ltd.                                     270,000         1,166,089
  Gunze, Ltd.                                          123,000           517,741
 #Hachijuni Bank, Ltd.                                 287,000         1,373,156
*#Hankyu Corp.                                         174,000           487,747
 #Hanshin Electric Railway Co., Ltd.                   180,000   $       494,704
  Heiwa Corp                                            60,800           842,717
 #Higo Bank, Ltd.                                      308,000         1,864,536
  Hitachi Cable, Ltd.                                  196,000           690,796
  Hitachi Maxell, Ltd.                                  96,000         1,248,211
 #Hitachi Metals, Ltd.                                 360,000         1,097,882
  Hitachi, Ltd.                                      3,734,000        21,990,782
 #Hokkoku Bank, Ltd.                                   170,000           853,725
  Hokuetsu Paper Mills, Ltd.                           162,000           831,300
 *Hokugin Financial Group, Inc.                        414,000           631,282
  House Foods Corp.                                    117,000         1,248,841
 #Hyakugo Bank, Ltd.                                   258,000         1,192,002
 #Hyakujishi Bank, Ltd.                                314,000         2,310,848
  Ishikawajima-Harima Heavy Industries
    Co., Ltd.                                          683,000           823,192
  Itochu Corp.                                         120,000           360,482
  Iyo Bank, Ltd.                                       170,000         1,154,858
  JFE Holdings, Inc.                                    56,300         1,318,568
  Japan Airport Terminal Co., Ltd.                      33,000           241,052
  Joyo Bank, Ltd.                                      455,000         1,404,219
 #Juroku Bank, Ltd.                                    349,000         1,625,183
 #Kagoshima Bank, Ltd.                                 110,000           587,564
  Kamigumi Co., Ltd.                                   357,000         2,301,334
  Kansai Paint Co., Ltd., Osaka                        131,000           538,258
  Katokichi Co., Ltd.                                   26,300           416,881
 #Kawasaki Heavy Industries, Ltd.                      694,000           754,072
  Kikkoman Corp.                                       259,000         1,714,527
  Kinden Corp.                                         139,000           613,011
  Kirin Brewery Co., Ltd.                              437,000         3,491,372
  Kissei Pharmaceutical Co., Ltd.                       41,000           750,594
 *Kobe Steel, Ltd.                                   2,632,000         3,028,050
  Koito Manufacturing Co., Ltd.                         79,000           471,028
  Kokuyo Co., Ltd.                                      67,700           730,038
  Komatsu, Ltd.                                      1,279,000         7,287,218
  Komori Corp.                                          39,000           473,612
 #Koyo Seiko Co.                                       198,000         1,835,008
  Kubota Corp.                                         140,000           511,322
  Kuraray Co., Ltd.                                    184,000         1,370,928
 #Kuraya Sanseido, Inc.                                 68,500           582,300
 #Makita Corp.                                         209,000         1,915,961
 #Marubeni Corp.                                     1,942,000         3,191,746
  Marui Co., Ltd.                                      177,000         2,173,713
 #Maruichi Steel Tube, Ltd.                            117,000         1,348,192
  Matsushita Electric Industrial Co., Ltd.           1,977,135        25,472,407
  Matsushita Electric Works, Ltd.                      385,000         2,773,603
  Meiji Seika Kaisha, Ltd. Tokyo                       202,000           754,365
 #Michinoku Bank, Ltd.                                 187,000         1,084,231
  Millea Holdings, Inc.                                     46           504,237
  Mitsubishi Corp.                                      40,000           367,056
 #Mitsubishi Gas Chemical Co., Inc.                    239,000           713,596
  Mitsubishi Heavy Industries, Ltd.                  1,743,000         4,647,152
  Mitsubishi Logistics Corp.                            81,000           635,309
*#Mitsubishi Materials Corp.                           975,000         1,406,593
  Mitsui Chemicals, Inc.                               116,800           622,820
  Mitsui Engineering and Shipbuilding
    Co., Ltd.                                          399,000           506,401
  Mitsui Trust Holdings                                641,000         3,119,550
  Mitsumi Electric Co., Ltd.                            17,000           163,605
 *Mizuho Holdings, Inc.                                  1,192         3,112,784
  NGK Insulators, Ltd.                                  93,000           596,110

                                                        SHARES            VALUE+
                                                        ------            ------
  NGK Spark Plug Co., Ltd.                             120,000   $       989,408
  NSK, Ltd.                                            265,000           924,306
  Nagase & Co., Ltd.                                    72,000           466,764
  Namco, Ltd.                                            5,500           139,107
  Nanto Bank, Ltd.                                     317,000         1,256,191
  Nichicon Corp.                                        42,600           426,311
  Nichirei Corp.                                       149,000           450,320
  Nihon Unisys, Ltd.                                    52,700           371,960
  Nippon Broadcasting System, Inc.                      17,200           785,245
 #Nippon Electric Glass Co., Ltd.                       72,000         1,347,699
  Nippon Kayaku Co., Ltd.                               95,000           456,264
  Nippon Meat Packers, Inc., Osaka                     120,000         1,159,241
  Nippon Mining Holdings, Inc.                         370,000         1,168,919
  Nippon Mitsubishi Oil Corp.                        1,871,050         9,242,497
  Nippon Paint Co., Ltd.                               127,000           396,585
  Nippon Sanso Corp.                                    30,000           118,608
  Nippon Sheet Glass Co., Ltd.                         233,000           604,200
  Nippon Shokubai Co., Ltd.                            163,000         1,163,861
 *Nippon Television Network Corp.                        4,190           622,838
  Nipponkoa Insurance Co., Ltd.                         45,000           213,660
 #Nishimatsu Construction Co., Ltd.                    364,000         1,203,141
  Nishi-Nippon Bank, Ltd.                              156,540           330,175
  Nissay Dowa General Insurance
    Co., Ltd.                                          383,000         1,605,159
  Nisshin Seifun Group, Inc.                           123,000           990,559
 #Nisshin Steel Co., Ltd.                              523,000           859,569
  Nisshinbo Industries, Inc.                           305,000         1,506,620
  Obayashi Corp.                                       520,000         1,989,409
  Ogaki Kyoritsu Bank, Ltd.                             50,000           306,793
  Oji Paper Co., Ltd.                                  275,000         1,604,502
  Okumura Corp.                                        120,000           470,051
  Onward Kashiyama Co., Ltd.                            83,000           910,181
  PanaHome Corp.                                        88,000           402,557
  Pioneer Electronic Corp.                              60,000         1,533,967
  Promise Co., Ltd.                                     60,500         2,574,233
 *Resona Holdings, Inc.                              1,873,000         2,342,961
  SFCG Co., Ltd.                                         5,980           687,984
  San In Godo Bank, Ltd.                                92,000           681,264
  Santen Pharmaceutical Co., Ltd.                       44,000           517,056
  Sanwa Shutter Corp.                                  101,000           514,591
  Sanyo Shinpan Finance Co., Ltd.                       19,800           578,525
  Sapporo Hokuyo Holdings, Inc.                            187           986,907
 #Sapporo Holdings, Ltd.                               187,000           450,767
  Seino Transportation Co., Ltd.                       193,000         1,369,257
  Sekisui Chemical Co., Ltd.                           557,000         2,476,799
  Sekisui House, Ltd.                                  942,000         8,885,009
  Seventy-seven (77) Bank, Ltd.                        201,000         1,064,463
  Shiga Bank, Ltd.                                     272,000         1,055,515
  Shikoku Bank, Ltd.                                    72,000           470,709
  Shimachu Co., Ltd.                                    27,000           509,085
 #Shimadzu Corp.                                       181,000           689,162
  Shimizu Corp.                                        997,000         3,431,967
*#Shinko Securities Co., Ltd.                          390,000         1,107,469
  Shizuoka Bank, Ltd.                                  394,000         2,755,698
  Softbank Corp.                                        49,100         1,860,528
  Sumitomo Bakelite Co., Ltd.                          105,000           662,482
  Sumitomo Corp.                                       471,000         2,924,398
  Sumitomo Electric Industries, Ltd.                   360,000         2,945,216
  Sumitomo Forestry Co., Ltd.                          139,000         1,078,799
  Sumitomo Metal Industries, Ltd.
    Osaka                                            1,481,000         1,271,129
  Sumitomo Metal Mining Co., Ltd.                      313,000   $     1,977,685
  Sumitomo Osaka Cement Co., Ltd.                       96,000           170,928
  Sumitomo Realty & Development Co.,
    Ltd                                                150,000         1,169,650
  Sumitomo Rubber                                       43,000           206,127
  Sumitomo Trust & Banking Co., Ltd.                    21,000           112,555
  Suruga Bank, Ltd.                                     87,000           498,073
  Suzuken Co., Ltd.                                     26,400           712,308
  TDK Corp.                                             10,100           656,611
  TV Asahi Corp.                                           202           298,795
 #Taiheiyo Cement Corp.                              1,209,800         2,750,550
  Taisei Corp.                                       1,325,000         4,294,878
  Taiyo Yuden Co., Ltd.                                 57,000           667,741
 #Takashimaya Co., Ltd.                                214,000         1,473,302
  Takefuji Corp.                                        10,840           584,956
  Teijin, Ltd.                                         893,000         2,429,821
  Teikoku Oil Co., Ltd.                                346,000         1,535,391
  Toda Corp.                                           169,000           421,266
  Toho Bank, Ltd.                                      254,000         1,018,134
 *Tokai Tokyo Securities Co., Ltd.                     155,000           335,418
  Tokuyama Corp.                                       248,000           853,689
  Tokyo Broadcasting System, Inc.                       94,000         1,458,236
  Tokyo Steel Manufacturing Co., Ltd.                   74,100           583,220
  Tokyo Style Co., Ltd.                                133,000         1,284,825
  Tokyo Tatemono Co., Ltd.                             109,000           446,868
  Toppan Printing Co., Ltd.                            365,000         3,346,056
  Toray Industries, Inc.                               620,000         2,411,615
  Toshiba TEC Corp.                                    138,000           506,538
  Tostem Inax Holding Corp.                            160,000         2,809,350
  Toto, Ltd.                                           247,000         1,907,981
 #Toyo Ink Manufacturing Co., Ltd.                     145,000           496,485
  Toyo Seikan Kaisha, Ltd.                             287,600         3,293,010
  Toyo Suisan Kaisha, Ltd.                              53,000           527,968
  Toyota Auto Body Co., Ltd.                            86,000         1,134,679
  Toyota Industries Corp.                               76,500         1,435,423
 #Toyota Tsusho Corp.                                  314,000         2,729,438
 *UFJ Holdings, Inc.                                     1,130         4,828,708
 #UNY Co., Ltd.                                         91,000           886,569
  Wacoal Corp.                                         149,000         1,180,899
 #Yamagata Bank, Ltd.                                  153,700           680,647
  Yamaguchi Bank, Ltd.                                 133,000         1,165,815
  Yamanashi Chuo Bank, Ltd.                             57,000           244,613
  Yamatake Corp.                                        20,000           156,501
 #Yamazaki Baking Co., Ltd.                            115,000           882,031
 #Yokogawa Electric Corp.                              337,000         4,394,048
  Yokohama Rubber Co., Ltd.                            410,000         1,066,929
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $386,238,511)                                               339,283,112
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
    (Cost $64,561)                                                        64,237
                                                                 ---------------
TOTAL -- JAPAN
   (Cost $386,303,072)                                               339,347,349
                                                                 ---------------
FRANCE -- (9.3%)
COMMON STOCKS -- (9.3%)
  AGF (Assurances Generales de
    France SA)                                         122,514         6,241,573
  AXA                                                  437,405         8,404,980

                                                        SHARES            VALUE+
                                                        ------            ------
 #Air France                                            96,800   $     1,473,664
  Air Liquide SA                                         8,848         1,427,610
 *Alcatel SA                                           195,750         2,555,342
*#Alstom SA                                            100,000           206,181
  Arcelor SA                                           167,800         2,721,505
  BNP Paribas SA                                       549,686        30,969,339
 *Cap Gemini SA                                         38,600         1,906,356
  Compagnie de Saint-Gobain                            268,585        12,015,526
  Compagnie Francaise d'Etudes et de
    Construction Technip SA                             10,600         1,140,407
 #Credit Agricole SA                                    27,710           604,543
  Eiffage SA                                             3,477           375,950
  Esso Ste. Anonyme Francaise SA                           686            76,106
  Euler-Hermes SA                                        9,975           453,181
 #Faurecia SA                                            8,850           599,392
  Fimalac SA                                            14,000           466,544
  Fonciere Lyonnaise SA                                 10,950           433,159
 *France Telecom SA                                    188,321         4,853,518
  Generale des Establissements
    Michelin SA Series B                               103,120         4,091,573
 #Havas SA                                             115,600           612,491
 #Imerys SA                                             11,000         2,175,685
  LaFarge SA                                            49,347         3,930,747
  LaFarge SA Prime Fidelity                             82,581         6,622,556
  Lagardere S.C.A. SA                                   10,900           594,507
 #Pechiney SA Series A                                  55,475         3,189,304
  Peugeot SA                                           224,200        10,545,909
  Rallye SA                                             18,020           950,445
 #Remy Cointreau SA                                     35,150         1,169,251
  Renault SA                                            70,650         4,696,054
  Rexel SA                                              10,713           437,910
  Rue Imperiale                                          5,240         1,017,573
  SEB SA Prime Fidelity                                  9,000         1,104,744
  Schneider Electric SA                                 28,155         1,734,755
*#Scor SA                                              122,300           467,667
 #Societe des Ciments de Francais                       28,000         1,851,070
  Societe Generale, Paris                              293,528        23,504,196
  Sophia SA                                             11,550           573,471
  Suez (ex Suez Lyonnaise des Eaux)                    206,550         3,577,770
  Thomson SA                                            77,400         1,638,517
  Valeo SA                                              59,000         2,295,018
 *Veolia Environnement SA                               25,700           604,746
 *Vivendi Universal SA                                 265,727         6,099,916
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $102,187,650)                                                160,410,751
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Alstom SA Rights 12/10/03                            100,000            53,943
 *Alstom SA Warrants 01/09/04                          100,000            35,962
 *Rallye SA Series B Warrants 11/30/05                  18,020             4,536
                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $69,516)                                                          94,441
                                                                 ---------------
TOTAL -- FRANCE
  (Cost $102,257,166)                                                160,505,192
                                                                 ---------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
*#ABB, Ltd.                                            462,000   $     2,265,827
  Baloise-Holding                                      190,560         7,827,477
 *Banque Cantonale Vaudoise                              3,000           315,614
 *Berner Kantonalbank                                    3,100           356,709
 *Ciba Spezialitaetenchemie
    Holding AG                                          25,500         1,786,176
 #Cie Financiere Richemont AG
    Series A                                         1,251,000        30,967,263
 *Clariant AG                                           12,800           180,704
  Credit Swisse Group                                  256,400         8,508,850
  Givaudan SA                                            2,952         1,349,582
  Helvetia Patria Holding                                  955           145,534
  Holcim, Ltd.                                         168,600         7,349,318
  Jelmoli Holding AG                                       500           468,005
  Luzerner Kantonalbank AG                              14,627         2,127,202
  PSP Swiss Property AG                                 27,400         3,799,315
  Pargesa Holding SA, Geneve                             1,935         4,598,304
  Rieters Holdings AG                                    7,860         1,681,176
  Sig Holding AG                                        44,130         5,948,428
  Sika Finanz AG, Baar                                     760           308,652
 *St. Galler Kantonalbank                                1,700           308,381
 *Swiss Life AG                                         79,080        14,375,735
  Syngenta AG                                          116,500         7,133,002
  UBS AG                                                42,000         2,704,762
  Unaxis Holding AG                                     45,400         6,251,315
  Valiant Holding AG                                    12,100           835,390
  Valora Holding AG                                      7,500         1,781,128
 *Zurich Financial Services AG                          30,006         3,864,719
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $78,322,394)                                                 117,238,568
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 *ABB, Ltd. Rights
    (Cost $107,456)                                    462,000           575,391
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
    (Cost $654)                                                              674
                                                                 ---------------
TOTAL -- SWITZERLAND
  (Cost $78,430,504)                                                 117,814,633
                                                                 ---------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
  AMB Generali Holding AG                               15,980         1,099,916
  Aareal Bank AG                                        11,200           338,462
  Allianz AG                                             5,000           560,104
  BASF AG                                              386,050        19,112,302
 #BHW Holding AG                                        34,600           518,448
 *Bankgesellschaft Berlin AG                           233,550           573,922
  Bayer AG                                             179,900         4,854,294
 *Bayerische Hypo-UND
    Vereinsbank AG                                     337,110         7,859,785
  Bilfinger & Berger Bau AG                             11,700           375,872
  Celanese AG                                           17,400           604,876
  Commerzbank AG                                       408,050         7,875,147
  DaimlerChrysler AG                                    86,700         3,294,563
  Deutsche Bank AG                                     359,305        25,002,584
  Deutsche Lufthansa AG                                305,250         4,676,338
  E.ON AG                                                7,600           429,551

                                                        SHARES            VALUE+
                                                        ------            ------
 *Fraport AG                                             5,100   $       140,610
 #Fresenius Medical Care AG                             27,600         1,756,803
 *Heidelberger Druckmaschinen AG                        19,600           702,501
 *Heidelberger Zement AG                                52,777         2,152,911
  Hochtief AG                                           56,150         1,521,169
 *Hypo Real Estate Holding AG                           84,277         1,813,408
  Karstadt Quelle AG                                    20,000           532,234
  Linde AG                                              76,000         3,676,009
  MAN AG                                                88,000         2,384,023
  MG Technologies AG                                    44,000           589,677
  Merck KGAA                                            36,000         1,412,002
  SCA Hygiene Products AG                                3,550         1,148,977
  ThyssenKrupp AG                                      120,850         2,239,626
  Tui AG                                                52,650           989,609
 *Vattenfall Europe AG                                  94,898         2,696,056
  Volkswagen AG                                         51,950         2,587,474
                                                                 ---------------
TOTAL -- GERMANY
  (Cost $99,221,168)                                                 103,519,253
                                                                 ---------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
  ABN-AMRO Holding NV                                  656,302        14,444,277
  Aegon NV                                             380,745         5,079,825
  Buhrmann NV                                           58,400           443,835
  DSM NV                                                78,837         3,633,673
 *Hunter Douglas NV                                     11,100           486,994
  Ing Groep NV                                       1,552,333        33,252,848
*#Koninklijke Ahold NV                                 246,900         1,781,710
 *Koninklijke KPN NV                                   278,922         2,186,653
 *Koninklijke Numico NV                                 51,200         1,301,143
  Koninklijke Philips Electronics NV                   405,906        11,531,697
  NV Holdingsmij de Telegraaf                            6,800           145,257
  Nutreco Holding NV                                    15,600           425,427
  Oce NV                                                39,100           558,692
  VNU NV                                                71,722         2,234,488
  Vedior NV                                             46,388           702,309
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $44,778,113)                                                  78,208,828
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke Ahold NV Rights 12/10/03
    (Cost $335,115)                                    246,900           230,853
                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $45,113,228)                                                  78,439,681
                                                                 ---------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
  AMP, Ltd.                                            842,619         3,627,826
  APN News & Media, Ltd.                               471,395         1,313,239
  AWB, Ltd.                                            131,400           416,455
  AXA Asia Pacific Holdings, Ltd.                    2,747,250         5,168,562
  Ansell, Ltd.                                          74,421           351,647
  Bluescope Steel, Ltd.                              1,252,100         4,521,034
  Boral, Ltd.                                          848,085         3,068,369
  CSR, Ltd.                                          1,491,630         1,878,056
  Caltex Australia, Ltd.                               108,540           338,505
  Commonwealth Bank of Australia                        48,446           967,532
  Insurance Australia Group, Ltd.                    1,404,567         4,248,318
 #Lend Lease Corp., Ltd.                               291,574         2,215,319
  Lion Nathan, Ltd.                                    843,500         3,540,066
  Mayne Group, Ltd.                                  1,263,622         3,245,965
  Mirvac, Ltd.                                         947,363   $     2,995,685
  Orica, Ltd.                                          343,946         3,205,563
  Origin Energy, Ltd.                                  678,541         2,292,932
  Paperlinx, Ltd.                                      663,645         2,180,168
  Publishing and Broadcasting, Ltd.                    579,260         4,891,507
  Quantas Airways, Ltd.                              2,699,763         6,505,312
  Rinker Group, Ltd.                                 1,155,484         4,882,868
  Santos, Ltd.                                         867,907         4,056,990
 #Seven Network, Ltd.                                  355,302         1,357,469
  Southcorp, Ltd.                                    1,102,616         2,202,072
  Stockland Trust Group                                 20,641            76,173
 *Stockland Trust Group Issue 03                           708             2,562
 *WMC Resources, Ltd.                                1,678,932         5,940,735
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $53,898,384)                                                  75,490,929
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
    (Cost $99,074)                                                       100,242
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Rights 12/09/03
    (Cost $0)                                          834,033                 0
                                                                 ---------------
TOTAL -- AUSTRALIA
  (Cost $53,997,458)                                                  75,591,171
                                                                 ---------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
*#Alitalia Linee Aeree Italiane SpA
    Series A                                         1,190,000           382,297
  Banca Intesa SpA                                   6,301,917        23,720,385
  Banca Monte Dei Paschi di Siena SpA                  739,000         2,427,250
 *Banca Nazionale del Lavoro SpA                       733,000         1,717,790
  Banca Popolare di Lodi Scarl                         117,933         1,381,177
  Banca Popolare di Milano                             325,400         1,934,722
 *Banca Popolare Rights                                 57,990           679,152
  Buzzi Unicem SpA                                      66,000           799,070
  CIR SpA (Cie Industriale Riunite),
    Torino                                             500,000           897,245
  Caltagirone Editore SpA                               31,987           261,503
 *Capitalia SpA                                      2,022,125         6,399,283
 #Compagnia Assicuratrice Unipol SpA                   452,120         1,821,010
*#E.Biscom SpA                                          16,000         1,054,878
*#Fiat SpA                                             771,970         6,042,728
 *IFIL Finanziaria Partecipazioni SpA                  557,594         1,787,974
 #Italcementi SpA                                      357,560         4,410,458
  Italmobiliare SpA, Milano                              7,500           343,435
  Milano Assicurazioni SpA                             107,000           357,214
 #Parmalat Finanziaria SpA                             468,000         1,284,697
*#Pirelli & Co. SpA                                  1,486,658         1,413,200
 #Societe Cattolica di Assicurazoni
    Scarl SpA                                            8,800           299,691
*#Telecom Italia SpA                                 1,209,533         3,501,501
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $50,508,616)                                                  62,916,660
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
    (Cost $0)                                           51,693            16,545
                                                                 ---------------
TOTAL ITALY
  (Cost $50,508,616)                                                  62,933,205
                                                                 ---------------

                                                        SHARES            VALUE+
                                                        ------            ------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 #Abertis Infrastructuras SA                           905,074   $    12,693,733
  Acerinox SA                                           65,340         3,021,766
  Arcelor SA                                            30,000           485,843
  Banco de Andalucia                                       900            75,520
 #Banco de Sabadell SA                                 110,700         2,327,537
  Banco Pastor SA                                       59,400         1,745,928
  Cementos Portland SA                                  15,076           813,239
 #Corporacion Mapfre Compania
    Internacional de Reaseguros SA                     108,900         1,404,622
  Ebro Puleva SA                                        83,525           863,064
  Endesa SA, Madrid                                    258,792         4,250,018
  Gas Natural SA, Buenos Aires                          21,400           440,970
  Iberdrola SA                                         535,000         9,228,561
  Iberia Lineas Aereas de Espana SA                    495,700         1,331,025
  Inmobiliaria Colonial SA ICSA                         30,400           651,569
  Inmobiliaria Urbis SA                                 69,212           630,543
 #Metrovacesa SA                                       104,144         3,172,184
  Repsol SA                                            300,600         5,250,104
  Sacyr Vallehermoso SA                                 45,000           634,365
  Sociedad General de Aguas de
    Barcelona SA                                        77,400         1,099,458
 *Sociedad General de Aguas de
    Barcelona SA Rights                                    737            10,469
 #Sol Melia SA                                         100,300           712,976
  Union Fenosa SA                                      230,000         3,768,910
                                                                 ---------------
TOTAL -- SPAIN
  (Cost $35,976,003)                                                  54,612,404
                                                                 ---------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
  Drott Series AB                                      102,200         1,792,131
  Gambro AB Series A                                   289,900         2,397,900
  Gambro AB Series B                                   108,800           899,936
  Holmen AB Series A                                     6,300           211,776
  Holmen AB Series B                                    63,100         2,187,931
  Nordbanken Holdings AB                               250,600         1,658,265
  SSAB Swedish Steel Series A                           86,200         1,420,298
  SSAB Swedish Steel Series B                           30,500           482,359
  Skandinaviska Enskilda Banken
    Series A                                           196,000         2,555,025
  Skandinaviska Enskilda Banken
    Series C                                             9,800           116,727
  Svenska Cellulosa AB Series A                         19,000           731,728
  Svenska Cellulosa AB Series B                         90,500         3,491,323
  Svenska Kullagerfabriken AB Series A                  22,650           830,330
  Svenska Kullagerfabriken AB Series B                  29,700         1,086,812
 #Trelleborg AB Series B                                93,800         1,452,418
  Volvo AB Series A                                    160,300         4,423,260
  Volvo AB Series B                                    350,400        10,132,542
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $26,240,631)                                                  35,870,761
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $27)                                                                 30
                                                                 ---------------
TOTAL -- SWEDEN
  (Cost $26,240,658)                                                  35,870,791
                                                                 ---------------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Fortum Oyj                                         1,071,385   $    10,723,868
  Huhtamaki Van Leer Oyj                                 2,300            25,420
  Kemira Oyj                                           101,377         1,111,936
  Kesko Oyj                                            157,000         2,728,896
  M-real Oyj Series B                                  253,400         2,296,401
  Metso Oyj                                            193,066         2,258,786
  Outokumpu Oyj Series A                               351,300         4,695,398
  Stora Enso Oyj Series R                              547,800         7,374,307
  Upm-Kymmene Oyj                                       30,800           569,687
                                                                 ---------------
TOTAL -- FINLAND
  (Cost $21,140,778)                                                  31,784,699
                                                                 ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
  Hang Lung Development Co., Ltd.                    1,765,000         2,136,278
  Hang Lung Properties, Ltd.                         3,124,500         3,862,220
  Hysan Development Co., Ltd.                        1,434,699         2,050,544
  I-Cable Communications, Ltd.                         325,121            77,446
  Kerry Properties, Ltd.                             1,326,884         1,708,513
  New World Development Co., Ltd.                       57,464            35,886
 #Shangri-La Asia, Ltd.                              3,055,482         2,734,323
 #Sino Land Co., Ltd.                                5,024,183         2,620,027
 *Tsim Sha Tsui Properties, Ltd.                       472,000           537,862
  Wharf Holdings, Ltd.                               3,251,214         8,121,431
  Wheelock and Co., Ltd.                             2,699,000         3,162,493
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $33,549,393)                                                  27,047,023
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $584,981)                                                       585,070
                                                                 ---------------
TOTAL -- HONG KONG
  (Cost $34,134,374)                                                  27,632,093
                                                                 ---------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
  Algemene Mij Voor Nijverheidskredit
    Almanij                                             23,700         1,095,765
  Banque Nationale de Belgique                           1,049         4,499,199
  Bekaert SA                                             2,000           111,961
  Delhaize Freres & cie le Lion SA
    Molenbeek-Saint Jean                                40,400         1,954,089
  Groupe Bruxelles Lambert                              55,500         2,766,950
 *ING Bank Belgium NV                                      128                 4
  Nationale a Portefeuille                               4,029           483,932
  Sofina SA                                             10,500           490,878
  Suez (ex Suez Lyonnaise des Eaux)                     95,400         1,582,719
  Tessenderlo Chemie                                    14,400           453,290
 *Umicore-Strip VVPR                                     2,010             1,301
 #Union Miniere SA                                      42,210         2,818,318
                                                                 ---------------
TOTAL -- BELGIUM
  (Cost $13,343,723)                                                  16,258,406
                                                                 ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
 *Codan A.S.                                             1,440            45,242
  Danisco A.S.                                          26,130         1,073,557
  Danske Bank A.S.                                     329,253         6,975,913

                                                        SHARES            VALUE+
                                                        ------            ------
 *Jyske Bank A.S.                                       16,350   $       777,115
  Nordea AB                                            475,918         3,143,848
  Tele Danmark A.S.                                     11,250           377,017
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $6,944,416)                                                   12,392,692
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $20,258)                                                         22,385
                                                                 ---------------
TOTAL -- DENMARK
  (Cost $6,964,674)                                                   12,415,077
                                                                 ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Allied Irish Banks P.L.C.                            107,588         1,592,759
  CRH P.L.C.                                           183,413         3,412,253
 *Elan Corp. P.L.C.                                    690,634         3,725,460
  Irish Permanent P.L.C.                               186,115         2,621,432
                                                                 ---------------
TOTAL -- IRELAND
  (Cost $9,049,567)                                                   11,351,904
                                                                 ---------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
  DBS Group Holdings, Ltd.                             277,000         2,249,524
  Fraser & Neave, Ltd.                                 471,290         3,143,902
  Haw Par Brothers International, Ltd.                   2,698             6,949
  Keppel Corp., Ltd.                                   855,000         2,752,593
 *Neptune Orient Lines, Ltd.                           264,000           324,656
  Overseas Chinese Banking Corp., Ltd.                  94,000           648,870
  Singapore Airlines, Ltd.                             124,000           870,342
  United Overseas Bank, Ltd.                            66,000           493,874
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $7,444,503)                                                   10,490,710
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2)                                                                   2
                                                                 ---------------
TOTAL -- SINGAPORE
  (Cost $7,444,505)                                                   10,490,712
                                                                 ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 #Den Norske Bank ASA Series A                         589,194         3,557,559
  Norsk Hydro ASA                                       16,700           955,727
  Norske Skogindustrier ASA Series A                   106,100         2,036,964
 *Storebrand ASA                                       183,900         1,123,866
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $5,965,910)                                                    7,674,116
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
    (Cost $907)                                                            1,019
                                                                 ---------------
TOTAL -- NORWAY
  (Cost $5,966,817)                                                    7,675,135
                                                                 ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Banco Comercial Portugues SA                         195,400   $       400,535
  Cimpor Cimentos de Portugal SA                       503,265         2,413,104
  Portugal Telecom SA                                   50,082           471,271
 *Sonae SGPS SA                                      3,617,400         3,035,386
                                                                 ---------------
TOTAL -- PORTUGAL
  (Cost $4,639,722)                                                    6,320,296
                                                                 ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Agricultural Bank of Greece S.A.                     121,100         1,056,805
  Alpha Bank S.A.                                       29,200           769,361
 *Bank of Greece                                         3,400           404,306
  Bank of Piraeus S.A.                                   4,600            46,980
  Commercial Bank of Greece                             36,800           775,508
  EFG Eurobank Ergasias S.A.                            60,097         1,011,438
  Hellenic Petroleum S.A.                              135,530         1,104,749
  Hellenic Tellecommunication
    Organization Co. S.A.                               40,800           489,080
  Intracom S.A.                                         37,200           239,908
  National Bank of Greece                               15,520           350,131
                                                                 ---------------
TOTAL -- GREECE
  (Cost $4,950,471)                                                    6,248,266
                                                                 ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Auckland International Airport, Ltd.                  99,828           423,562
  Carter Holt Harvey, Ltd.                           2,340,800         2,647,490
  Fletcher Building, Ltd.                              117,643           302,948
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $3,436,653)                                                    3,374,000
                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
    (Cost $7,670)                                                          8,045
                                                                 ---------------
TOTAL -- NEW ZEALAND
  (Cost $3,444,323)                                                    3,382,045
                                                                 ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
  Omv AG                                                 5,913           837,879
 #Voestalpine AG                                        50,371         1,989,553
  Wienerberger AG                                       16,123           408,380
                                                                 ---------------
TOTAL -- AUSTRIA
  (Cost $2,469,231)                                                    3,235,812
                                                                 ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad                                   691,000                 0
                                                                 ---------------

                                                        FACE
                                                       AMOUNT             VALUE+
                                                       ------             ------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc.
  0.82%, 12/01/03 (Collateralized by
  $29,593,000 FNMA Discount Notes 1.10%,
  01/09/04, valued at $29,556,009) to be
  repurchased at $29,120,990 (Cost $29,119,000)      $  29,119   $    29,119,000
 Repurchase agreements in a Pooled Cash Account,
  Mizuho Securities USA, 1.05%, 12/01/03
  (Collateralized by $207,315,301
  U.S. Treasury Obligations, rates
  ranging from 1.424% to 9.125%,
  maturities ranging from 08/15/04
  to 11/15/29, valued at $122,980,964) to be
  repurchased at $122,991,725
  (Cost $122,980,964)@                                 122,981       122,980,964
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $152,099,964)                                              152,099,964
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,488,483,619)++                                        $ 1,721,238,982
                                                                 ===============

----------
 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 #  Total or Partial Securities on Loan
 *  Non-Income Producing Securities
++  The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                    THE U.S. LARGE      THE DFA
                                                                                       CAP VALUE      INTERNATIONAL
                                                                                        SERIES        VALUE SERIES
                                                                                   ---------------   ---------------
ASSETS:
Investments at Value (including $471,415 and $116,108 of securities on loan,
  respectively)                                                                    $     3,002,702   $     1,721,239
Cash                                                                                             1                15
Receivables:
  Investment Securities Sold                                                                    --               360
  Dividends, Interest, and Tax Reclaims                                                      5,099             4,011
  Securities Lending                                                                            30                59
  Fund Shares Sold                                                                           2,721             2,680
Prepaid Expenses and Other Assets                                                                1                 4
                                                                                   ---------------   ---------------
    Total Assets                                                                         3,010,554         1,728,368
                                                                                   ---------------   ---------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                          491,258           122,981
  Investment Securities Purchased                                                            8,288               126
  Fund Shares Redeemed                                                                          --                10
  Due to Advisor                                                                               203               262
Accrued Expenses and Other Liabilities                                                         143               211
                                                                                   ---------------   ---------------
    Total Liabilities                                                                      499,892           123,590
                                                                                   ---------------   ---------------
NET ASSETS                                                                         $     2,510,662   $     1,604,778
                                                                                   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number
  of Shares Authorized)                                                               162,958,804       129,429,345
                                                                                   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $         15.41   $         12.40
                                                                                   ===============   ===============
Investments at Cost                                                                $     2,659,796   $     1,488,484
                                                                                   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                                                   THE U.S. LARGE        THE DFA
                                                                                      CAP VALUE       INTERNATIONAL
                                                                                       SERIES         VALUE SERIES
                                                                                   ---------------   ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $2,937, respectively)         $        33,828   $        33,562
  Interest                                                                                     303               415
  Income from Securities Lending                                                               216             1,427
                                                                                   ---------------   ---------------
       Total Investment Income                                                              34,347            35,404
                                                                                   ---------------   ---------------
EXPENSES
  Investment Advisory Services                                                               1,939             2,439
  Accounting & Transfer Agent Fees                                                             700               802
  Custodian Fees                                                                               185               361
  Legal Fees                                                                                    20                13
  Audit Fees                                                                                    26                17
  Shareholders' Reports                                                                         37                27
  Trustees' Fees and Expenses                                                                   27                 8
  Other                                                                                         29                 7
                                                                                   ---------------   ---------------
       Total Expenses                                                                        2,963             3,674
                                                                                   ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                                              31,384            31,730
                                                                                   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                                   (48,309)           (3,540)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                     --               205
  Change in Unrealized Appreciation (Depreciation) of
   Investment Securities and Foreign Currency                                              415,785           379,196
  Translation of Foreign Currency Denominated Amounts                                           --               114
                                                                                   ---------------   ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                            367,476           375,975
                                                                                   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $       398,860   $       407,705
                                                                                   ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              THE U.S. LARGE                   THE DFA
                                                                                 CAP VALUE                  INTERNATIONAL
                                                                                  SERIES                    VALUE SERIES
                                                                        ---------------------------   ---------------------------
                                                                            YEAR           YEAR            YEAR          YEAR
                                                                           ENDED          ENDED           ENDED         ENDED
                                                                          NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,
                                                                            2003           2002            2003          2002
                                                                        ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                          $     31,384   $     24,626   $     31,730   $     27,614
  Net Realized Gain (Loss) on Investment Securities Sold                     (48,309)       (21,142)        (3,540)         2,766
  Net Realized Gain (Loss) on Foreign Currency Transactions                       --             --            205            (42)

Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency                                 415,785       (154,346)       379,196        (97,155)
  Translation of Foreign Currency Denominated Amounts                             --             --            114            202
                                                                        ------------   ------------   ------------   ------------
       Net Increase (Decrease) in Net Assets Resulting from Operations       398,860       (150,862)       407,705        (66,615)
                                                                        ------------   ------------   ------------   ------------

Distributions From:
  Net Investment Income                                                      (31,464)       (23,538)       (30,082)       (29,420)
  Net Short-Term Gains                                                            --             --             --           (340)
  Net Long-Term Gains                                                             --             --         (1,177)        (2,606)
                                                                        ------------   ------------   ------------   ------------
       Total Distributions                                                   (31,464)       (23,538)       (31,259)       (32,366)
                                                                        ------------   ------------   ------------   ------------

Capital Share Transactions (1):
  Shares Issued                                                              495,839        472,038        542,740        354,850
  Shares Issued in Lieu of Cash Distributions                                 31,027         22,203         31,258         32,365
  Shares Redeemed                                                           (121,409)      (219,115)      (471,133)      (370,867)
                                                                        ------------   ------------   ------------   ------------
       Net Increase (Decrease) from Capital Share Transactions               405,457        275,126        102,865         16,348
                                                                        ------------   ------------   ------------   ------------
       Total Increase (Decrease)                                             772,853        100,726        479,311        (82,633)

NET ASSETS
  Beginning of Period                                                      1,737,809      1,637,083      1,125,467      1,208,100
                                                                        ------------   ------------   ------------   ------------
  End of Period                                                         $  2,510,662   $  1,737,809   $  1,604,778   $  1,125,467
                                                                        ============   ============   ============   ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                            36,572         34,223         53,795         36,168
     Shares Issued in Lieu of Cash Distributions                               2,270          1,587          2,986          3,202
     Shares Redeemed                                                          (9,461)       (15,622)       (47,941)       (37,827)
                                                                        ------------   ------------   ------------   ------------
                                                                              29,381         20,188          8,840          1,543
                                                                        ============   ============   ============   ============

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR            YEAR             YEAR           YEAR           YEAR
                                                  ENDED           ENDED            ENDED          ENDED          ENDED
                                                 NOV. 30,        NOV. 30,         NOV. 30,       NOV. 30,       NOV. 30,
                                                   2003            2002             2001           2000           1999
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period           $      13.01    $      14.44    $      14.71    $      17.79    $      18.79
                                               ------------    ------------    ------------    ------------    ------------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.21            0.20            0.25            0.33            0.34
  Net Gains (Losses) on Securities (Realized
     and Unrealized)                                   2.41           (1.43)           1.25            0.04            0.46
                                               ------------    ------------    ------------    ------------    ------------
Total from Investment Operations                       2.62           (1.23)           1.50            0.37            0.80
                                               ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
  Net Investment Income                               (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
  Net Realized Gains                                     --              --           (1.50)          (3.13)          (1.46)
                                               ------------    ------------    ------------    ------------    ------------
Total Distributions                                   (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                 $      15.41    $      13.01    $      14.44    $      14.71    $      17.79
                                               ============    ============    ============    ============    ============
Total Return                                          20.34%          (8.64)%         10.97%           3.06%           4.64%

Net Assets, End of Period (thousands)          $  2,510,662    $  1,737,809    $  1,637,083    $  1,735,343    $  1,788,082
Ratio of Expenses to Average Net Assets                0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income to Average
  Net Assets                                           1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                                   7%              9%              6%             26%             43%

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR            YEAR             YEAR           YEAR            YEAR
                                                  ENDED           ENDED            ENDED          ENDED           ENDED
                                                 NOV. 30,        NOV. 30,         NOV. 30,       NOV. 30,        NOV. 30,
                                                   2003            2002             2001           2000            1999
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period           $       9.33    $      10.15    $      12.07    $      13.18    $      11.95
                                               ------------    ------------    ------------    ------------    ------------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.27            0.24            0.27            0.27            0.28
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                    3.06           (0.78)          (1.49)          (0.31)           1.29
                                               ------------    ------------    ------------    ------------    ------------
Total from Investment Operations                       3.33           (0.54)          (1.22)          (0.04)           1.57
                                               ------------    ------------    ------------    ------------    ------------

LESS DISTRIBUTIONS
  Net Investment Income                               (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
  Net Realized Gains                                  (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                               ------------    ------------    ------------    ------------    ------------
Total Distributions                                   (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                 $      12.40    $       9.33    $      10.15    $      12.07    $      13.18
                                               ============    ============    ============    ============    ============
Total Return                                          36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%

Net Assets, End of Period (thousands)          $  1,604,778    $  1,125,467    $  1,208,100    $  1,553,481    $  1,660,377
Ratio of Expenses to Average Net Assets                0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income to Average
  Net Assets                                           2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                                  14%             18%              6%              9%              6%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which two (the "Series") are presented in this report.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

      3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price

(including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

      4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Cap Value Series                                       $   28,646
The DFA International Value Series                                        17,973

E.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                           PURCHASES     SALES
                                                           ---------   ---------
The U.S. Large Cap Value Series                            $ 526,814   $ 127,799
The DFA International Value Series                           275,257     170,331

      There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

F.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

      During the year ended November 30, 2003, The DFA International Value Series realized net foreign currency gains/losses in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED   GROSS UNREALIZED
                                       APPRECIATION       DEPRECIATION        NET
                                     ----------------   ----------------   ----------
The U.S. Large Cap Value Series      $        501,726   $       (158,963)  $  342,763
The DFA International Value Series            377,031           (147,998)     229,033

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                              EXPIRES ON NOVEMBER 30
                                     -----------------------------------------
                                       2009       2010       2011      TOTAL
                                     --------   --------   --------   --------
The U.S. Large Cap Value Series      $ 11,185   $ 21,142   $ 48,335   $ 80,662
The DFA International Value Series         --         --      3,507      3,507

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/depreciation (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,716,855 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the year ended November 30, 2003.

      The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Series during the year ended November 30, 2003.

H.  COMPONENTS OF NET ASSETS:

      At November 30, 2003, net assets consisted of (amounts in thousands):

                                                                    THE U.S.       THE DFA
                                                                   LARGE CAP     INTERNATIONAL
                                                                  VALUE SERIES   VALUE SERIES
                                                                  ------------   -------------
Paid-in Capital                                                   $  2,246,856   $   1,374,522
Accumulated Net Investment Income (Loss)                                 1,705             771
Accumulated Net Realized Gain (Loss)                                   (80,806)         (3,675)
Accumulated Net Realized Foreign Exchange Gain (Loss)                       --             205
Unrealized Appreciation (Depreciation) of Investment Securities        342,907         232,755
Accumulated Net Foreign Exchange Gain (Loss)                                --             200
                                                                  ------------   -------------
Total Net Assets                                                  $  2,510,662   $   1,604,778
                                                                  ============   =============

I.  SECURITIES LENDING:

      As of November 30, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company
Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAITC - since 1993     90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG     DFAIDG - since 1983     investment companies    Business, University of Chicago.
and DEM.                    DIG - since 1993
Trustee of DFAITC.          DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould               DFAITC - since 1993     90 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG     DFAIDG - since 1986     investment companies    Economics, Graduate School of Business, University of
and DEM.                    DIG - since 1993                                Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.          DEM - since 1994                                (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                         Formerly, President, Cardean University (division of
Chicago, IL 60637                                                           UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                      Mutual Insurance Company and UNext.com. Formerly,
                                                                            Trustee, First Prairie Funds (registered investment
                                                                            company). Trustee, Harbor Fund (registered investment
                                                                            company) (13 Portfolios).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAITC - since 1993     90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                    DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.          DEM - since 1994                                Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                   consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                             (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                               Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton            DFA ITC - since 2003    90 portfolios in 4      John and Natty McArthur University Professor, Graduate
Harvard Business School     DFA IDG - since 2003    investment companies    School of Business Administration, Harvard University
397 Morgan Hall             DFA DIG - since 2003                            (since 1998). George Fisher Baker Professor of
Soldiers Field              DEM - since 2003                                Business Administration, Graduate School of Business
Boston, MA 02163                                                            Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                      Co-founder, Chief Science Officer, Integrated Finance
                                                                            Limited (since 2002). Formerly, Partner, Long-Term
                                                                            Capital Management.

Myron S. Scholes            DFAITC - since 1993     90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies    University. Partner, Oak Hill Capital Management.
and DEM.                    DIG - since 1993                                Chairman, Oak Hill Platinum Partners. Director, Chicago
Trustee of DFAITC.          DEM - since 1994                                Mercantile Exchange. Consultant, Arbor Investors.
Oak Hill Capital                                                            Formerly, Director, Smith Breeden Family of Funds and
Management, Inc.                                                            Partner, Long-Term Capital Management. Director,
2775 Sand Hill Rd.                                                          American Century Fund Complex (registered
Suite 220                                                                   investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith              DFAITC - since 2000     90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG     DFAIDG - since 2000     investment companies    Graduate School of Business, University of Chicago,
and DEM.                    DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.          DEM - since 2000                                School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                          (office furniture) and Director, Ryder System Inc.
Business                                                                    (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth              DFAITC - since 1993     90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief   DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional Fund
Executive Officer, Chief    DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and      DEM - since 1994                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                    Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                          and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                    Advisors Ltd.Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                   Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                    Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                     Chief Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                      Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                     except for Dimensional Fund Advisors Canada Inc.,
                                                                            which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners. Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Formerly Director, Assante Corporation
                                                                            (investment management) (until 2002).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*         DFAITC - since 1993     90 portfolios in 4      Chairman, Director and Chief Investment Officer of
Chairman and Director of    DFAIDG - since 1981     investment companies    Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.        DIG - since 1992                                DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of     DEM - since 1994                                Investment Officer of DFAITC. Director and President of
DFAITC.                                                                     Dimensional Fund Advisors Ltd.Director and Chief
1299 Ocean Avenue                                                           Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                      Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                      Advisors Canada Inc. (Chief Investment Officer
                                                                            positions held through 1/1/2003)

                                                                            Trustee, St. Louis University. Life Trustee and
                                                                            Member of Investment Committee, DePaul
                                                                            University. Director, The German St. Vincent Orphan
                                                                            Home. Member of Investment Committee, Archdiocese
                                                                            of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below.Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
        AND ADDRESS                    SERVICE                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the DFA Entities and Dimensional
Vice President and Assistant                          Fund Advisors Canada Inc. Prior to April 2001, legal counsel for Dimensional
Secretary                                             (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991
Date of Birth: 1/24/67                                to February 2000.

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 4/08/41

James L. Davis                        Since 1999      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Formerly at Kansas State University, Arthur Andersen & Co., and Phillips
Date of Birth: 11/29/56                               Petroleum Co.

Robert T. Deere                       Since 1994      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund AdvisorsLtd.
Vice President                                        Prior to April 2001, marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                Dimensional.

Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                          Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 1/21/61

Robert M. Fezekas                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Prior to December 2001, Portfolio Manager.
Date of Birth: 10/28/70

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Formerly, Professor and Associate Dean of the
Date of Birth: 11/24/61                               Leventhal School of Accounting (September 1998 to August 2001) and
                                                      Academic Director Master of Business Taxation Program (June 1996 to
                                                      August 2001) at the University of Southern California Marshall
                                                      School of Business.

Henry F.Gray                          Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
        AND ADDRESS                    SERVICE                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                       Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset
Date of Birth: 12/21/54                               Management, Inc. (October 2000 to December 2002); Director, Assante
                                                      Capital Management (October 2000 to December 2002); President and Chief
                                                      Executive Officer, Assante Capital Management (October 2000 to April
                                                      2001); Executive Vice President, Assante Corporation (May 2001 to
                                                      December 2002); Director, Assante Asset Management Ltd. (September
                                                      1997 to December 2002); President and Chief Executive Officer,
                                                      Assante Asset Management Ltd. (September 1998 to May 2001); Executive
                                                      Vice President, Loring Ward (financial services company) (January
                                                      1996 to September 1998)

Stephen P. Manus                      Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 12/26/50

David M. New                          Since 2003      Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                        becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth:02/09/60                                (investment consulting firm) from December 2000 to June 2002; and President,
                                                      Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                   Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                          Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                President and Assistant Secretary. Director, Dimensional Funds PLC. Vice
                                                      President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                       Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                    Since 2002      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Research Associate for Dimensional Fund Advisors
Date of Birth: 1/28/67                                Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000)
                                                      and Faculty-Postdoctural Fellow (August 1997 to August 1998), California
                                                      Institute of Technology.

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA Entities
Vice President, Chief Financial                       and Dimensional Fund Advisors Canada Inc.Director, Dimensional Funds, PLC.
Officer and Treasurer
Date of Birth: 10/12/55

David E. Schneider                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited.Prior to 2001 and currently, Regional Director of
Santa Monica, CA                                      Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                     Since 2001      Vice President of all the DFA Entities. Director, Dimensional Funds PLC.
Vice President                                        Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                      through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                              Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
        AND ADDRESS                    SERVICE                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                       Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. President of Dimensional Fund Advisors Canada
Santa Monica, CA                                      Inc. Prior to 2001 and currently, Director of Financial Advisors Services of
Date of Birth: 3/03/45                                Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Chart                                                                     1
   Management's Discussion and Analysis                                                  2
   Statement of Assets and Liabilities                                                   4
   Statement of Operations                                                               5
   Statements of Changes in Net Assets                                                   6
   Financial Highlights                                                                  7
   Notes to Financial Statements                                                         8
   Report of Independent Certified Public Accountants                                   11

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
   Performance Chart                                                                    12
   Schedule of Investments                                                              13
   Statement of Assets and Liabilities                                                  16
   Statement of Operations                                                              17
   Statements of Changes in Net Assets                                                  18
   Financial Highlights                                                                 19
   Notes to Financial Statements                                                        20
   Report of Independent Certified Public Accountants                                   23

FUND MANAGEMENT                                                                         24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000 VALUE INDEX
AUGUST 2, 1994-NOVEMBER 30, 2003

[CHART]

           U.S. LARGE CAP VALUE PORTFOLIO II    RUSSELL 1000 VALUE INDEX
Aug-1994               $ 10,000                         $ 10,000
Aug-1994               $ 10,160                         $ 10,199
Sep-1994               $  9,860                         $  9,860
Oct-1994               $ 10,041                         $  9,997
Nov-1994               $  9,586                         $  9,593
Dec-1994               $  9,701                         $  9,704
Jan-1995               $  9,904                         $ 10,002
Feb-1995               $ 10,451                         $ 10,397
Mar-1995               $ 10,603                         $ 10,625
Apr-1995               $ 10,978                         $ 10,961
May-1995               $ 11,536                         $ 11,422
Jun-1995               $ 11,779                         $ 11,578
Jul-1995               $ 12,286                         $ 11,981
Aug-1995               $ 12,641                         $ 12,150
Sep-1995               $ 13,067                         $ 12,589
Oct-1995               $ 12,530                         $ 12,465
Nov-1995               $ 13,205                         $ 13,097
Dec-1995               $ 13,288                         $ 13,425
Jan-1996               $ 13,652                         $ 13,844
Feb-1996               $ 13,850                         $ 13,949
Mar-1996               $ 14,330                         $ 14,187
Apr-1996               $ 14,549                         $ 14,241
May-1996               $ 14,789                         $ 14,419
Jun-1996               $ 14,351                         $ 14,430
Jul-1996               $ 13,705                         $ 13,885
Aug-1996               $ 14,247                         $ 14,282
Sep-1996               $ 14,517                         $ 14,850
Oct-1996               $ 14,986                         $ 15,425
Nov-1996               $ 16,068                         $ 16,543
Dec-1996               $ 15,898                         $ 16,331
Jan-1997               $ 16,466                         $ 17,123
Feb-1997               $ 16,787                         $ 17,375
Mar-1997               $ 16,015                         $ 16,750
Apr-1997               $ 16,540                         $ 17,453
May-1997               $ 17,815                         $ 18,429
Jun-1997               $ 18,362                         $ 19,219
Jul-1997               $ 20,194                         $ 20,665
Aug-1997               $ 19,894                         $ 19,929
Sep-1997               $ 20,934                         $ 21,133
Oct-1997               $ 19,862                         $ 20,543
Nov-1997               $ 20,067                         $ 21,451
Dec-1997               $ 20,344                         $ 22,078
Jan-1998               $ 20,614                         $ 21,766
Feb-1998               $ 22,412                         $ 23,231
Mar-1998               $ 23,667                         $ 24,653
Apr-1998               $ 23,792                         $ 24,818
May-1998               $ 23,588                         $ 24,451
Jun-1998               $ 23,519                         $ 24,764
Jul-1998               $ 22,705                         $ 24,328
Aug-1998               $ 18,566                         $ 20,708
Sep-1998               $ 19,504                         $ 21,896
Oct-1998               $ 21,088                         $ 23,593
Nov-1998               $ 22,410                         $ 24,693
Dec-1998               $ 22,777                         $ 25,532
Jan-1999               $ 23,206                         $ 25,737
Feb-1999               $ 22,607                         $ 25,374
Mar-1999               $ 23,339                         $ 25,899
Apr-1999               $ 25,809                         $ 28,318
May-1999               $ 25,785                         $ 28,007
Jun-1999               $ 26,213                         $ 28,819
Jul-1999               $ 25,126                         $ 27,974
Aug-1999               $ 24,221                         $ 26,936
Sep-1999               $ 22,913                         $ 25,996
Oct-1999               $ 23,793                         $ 27,494
Nov-1999               $ 23,403                         $ 27,279
Dec-1999               $ 23,852                         $ 27,410
Jan-2000               $ 22,178                         $ 26,517
Feb-2000               $ 20,171                         $ 24,547
Mar-2000               $ 23,029                         $ 27,541
Apr-2000               $ 23,722                         $ 27,222
May-2000               $ 23,665                         $ 27,508
Jun-2000               $ 22,018                         $ 26,250
Jul-2000               $ 22,984                         $ 26,579
Aug-2000               $ 24,313                         $ 28,056
Sep-2000               $ 23,924                         $ 28,314
Oct-2000               $ 24,862                         $ 29,011
Nov-2000               $ 24,054                         $ 27,935
Dec-2000               $ 26,264                         $ 29,334
Jan-2001               $ 27,557                         $ 29,446
Feb-2001               $ 27,540                         $ 28,627
Mar-2001               $ 26,692                         $ 27,617
Apr-2001               $ 28,285                         $ 28,970
May-2001               $ 29,100                         $ 29,622
Jun-2001               $ 28,745                         $ 28,964
Jul-2001               $ 28,693                         $ 28,903
Aug-2001               $ 27,436                         $ 27,744
Sep-2001               $ 24,374                         $ 25,791
Oct-2001               $ 24,357                         $ 25,569
Nov-2001               $ 26,642                         $ 27,055
Dec-2001               $ 27,266                         $ 27,693
Jan-2002               $ 27,568                         $ 27,480
Feb-2002               $ 27,910                         $ 27,524
Mar-2002               $ 29,066                         $ 28,826
Apr-2002               $ 28,801                         $ 27,837
May-2002               $ 28,991                         $ 27,976
Jun-2002               $ 27,228                         $ 26,370
Jul-2002               $ 24,195                         $ 23,918
Aug-2002               $ 24,594                         $ 24,097
Sep-2002               $ 21,864                         $ 21,418
Oct-2002               $ 22,717                         $ 23,005
Nov-2002               $ 24,310                         $ 24,454
Dec-2002               $ 23,230                         $ 23,393
Jan-2003               $ 22,673                         $ 22,827
Feb-2003               $ 22,017                         $ 22,217
Mar-2003               $ 21,921                         $ 22,255
Apr-2003               $ 23,942                         $ 24,213
May-2003               $ 25,539                         $ 25,778
Jun-2003               $ 25,809                         $ 26,100
Jul-2003               $ 26,465                         $ 26,489
Aug-2003               $ 27,407                         $ 26,902
Sep-2003               $ 26,810                         $ 26,638
Oct-2003               $ 28,599                         $ 28,269
Nov-2003               $ 29,235                         $ 28,653

ANNUALIZED            ONE       FIVE           FROM
TOTAL RETURN (%)      YEAR      YEARS     AUGUST 2, 1994
--------------------------------------------------------
                      20.26     5.46            12.19

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for the year ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                     61.06%
Russell 2000 Index (small companies)                                      36.28%
Russell 1000 Index (large companies)                                      16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                  18.38%
Russell 3000 Growth Index                                                 18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                          34.91%
Russell 2000 Growth Index (small growth companies)                        37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)              30.78%
Russell 1000 Value Index (large value companies)                          17.17%
Russell 1000 Growth Index (large growth companies)                        16.75%
S&P 500/Barra Value Index (large value companies)                         17.67%
S&P 500/Barra Growth Index (large growth companies)                       12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices,
        University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO II

     The U.S. Large Cap Value Portfolio II seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 214 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the preceding year: cash equivalents averaged less than 2.0% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, and 17.17% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio II over this period was 20.26%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (6,711,208 Shares, Cost $91,915)++ at Value+                                         $   103,420
Receivables:
   Fund Shares Sold                                                                             182
Prepaid Expenses and Other Assets                                                                 8
                                                                                        -----------
      Total Assets                                                                          103,610
                                                                                        -----------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                              182
   Due to Advisor                                                                                 1
   Accrued Expenses and Other Liabilities                                                         6
                                                                                        -----------
      Total Liabilities                                                                         189
                                                                                        -----------
NET ASSETS                                                                              $   103,421
                                                                                        ===========

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                               6,807,136
                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $     15.19
                                                                                        ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                                         $    98,982
Accumulated Net Investment Income (Loss)                                                      1,014
Accumulated Net Realized Gain (Loss)                                                         (8,080)
Unrealized Appreciation (Depreciation) from Investment Securities                            11,505
                                                                                        -----------
      Total Net Assets                                                                  $   103,421
                                                                                        ===========

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $98,785.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                  $     1,257
                                                                                        -----------
EXPENSES
   Administrative Services                                                                        8
   Accounting & Transfer Agent Fees                                                               3
   Legal Fees                                                                                     3
   Audit Fees                                                                                     1
   Filing Fees                                                                                   15
   Shareholders' Reports                                                                         24
   Directors' Fees and Expenses                                                                   1
   Other                                                                                          1
                                                                                        -----------
          Total Expenses                                                                         56
                                                                                        -----------
   NET INVESTMENT INCOME (LOSS)                                                               1,201
                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                    (1,839)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                 16,089
                                                                                        -----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                  14,250
                                                                                        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $    15,451
                                                                                        ===========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                           YEAR          YEAR
                                                                                           ENDED         ENDED
                                                                                          NOV. 30,      NOV. 30,
                                                                                            2003          2002
                                                                                        -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                         $     1,201    $     939
   Net Realized Gain (Loss) on Investment Securities Sold                                    (1,839)      (3,259)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                                  16,089       (6,889)
                                                                                        -----------    ---------
          Net Increase (Decrease) in Net Assets Resulting from Operations                    15,451       (9,209)
                                                                                        -----------    ---------

Distributions From:
   Net Investment Income                                                                     (1,007)        (881)
   Net Long-Term Gains                                                                           --       (3,290)
                                                                                        -----------    ---------
          Total Distributions                                                                (1,007)      (4,171)
                                                                                        -----------    ---------

Capital Share Transactions (1):
   Shares Issued                                                                             28,650       35,439
   Shares Issued in Lieu of Cash Distributions                                                1,007        4,171
   Shares Redeemed                                                                          (10,528)     (19,342)
                                                                                        -----------    ---------
          Net Increase (Decrease) from Capital Share Transactions                            19,129       20,268
                                                                                        -----------    ---------

          Total Increase (Decrease)                                                          33,573        6,888

NET ASSETS
   Beginning of Period                                                                       69,848       62,960
                                                                                        -----------    ---------
   End of Period                                                                        $   103,421    $  69,848
                                                                                        ===========    =========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                           2,120        2,443
      Shares Issued in Lieu of Cash Distributions                                                82          299
      Shares Redeemed                                                                          (842)      (1,478)
                                                                                        -----------    ---------
                                                                                              1,360        1,264
                                                                                        ===========    =========

                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           YEAR          YEAR         YEAR         YEAR         YEAR
                                                           ENDED         ENDED        ENDED        ENDED        ENDED
                                                          NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                           2003          2002          2001         2000         1999
                                                        -----------   ----------    ----------   ---------   -----------
Net Asset Value, Beginning of Period                    $     12.82   $    15.05    $    16.66   $   19.15   $     19.82
                                                        -----------   ----------    ----------   ---------   -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.18         0.18          0.23        0.32          0.34
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                          2.38        (1.42)         1.31        0.07          0.46
                                                        -----------   ----------    ----------   ---------   -----------
      Total from Investment Operations                         2.56        (1.24)         1.54        0.39          0.80
                                                        -----------   ----------    ----------   ---------   -----------

LESS DISTRIBUTIONS
   Net Investment Income                                      (0.19)       (0.21)        (0.32)      (0.34)        (0.33)
   Net Realized Gains                                            --        (0.78)        (2.83)      (2.54)        (1.14)
                                                        -----------   ----------    ----------   ---------   -----------
      Total Distributions                                     (0.19)       (0.99)        (3.15)      (2.88)        (1.47)
                                                        -----------   ----------    ----------   ---------   -----------
Net Asset Value, End of Period                          $     15.19   $    12.82    $    15.05   $   16.66   $     19.15
                                                        ===========   ==========    ==========   =========   ===========

Total Return                                                  20.26%       (8.76)%       10.74%       2.78%         4.42%

Net Assets, End of Period (thousands)                   $   103,421   $   69,848    $   62,960   $  33,364   $    37,540
Ratio of Expenses to Average Net Assets (1)                    0.22%        0.26%         0.36%       0.40%         0.37%
Ratio of Net Investment Income to Average Net
   Assets                                                      1.56%        1.30%         1.61%       1.88%         1.58%
Portfolio Turnover Rate                                         N/A          N/A           N/A         N/A           N/A
Portfolio Turnover Rate of Master Fund Series                     7%           9%            6%         26%           43%

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $1,131.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2003, there are no previously waived fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

        Gross Unrealized Appreciation                     $ 4,635
        Gross Unrealized Depreciation                          --
                                                          -------
        Net                                               $ 4,635
                                                          =======

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,207,000, of which $919,000 and $288,000 expires on November 30, 2010, and 2011, respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. LARGE CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

[CHART]

           THE U.S. LARGE CAP VALUE SERIES    RUSSELL 1000 VALUE INDEX
Nov-1993               $ 10,000                       $ 10,000
Dec-1993               $ 10,240                       $ 10,190
Jan-1994               $ 10,534                       $ 10,575
Feb-1994               $ 10,060                       $ 10,214
Mar-1994               $  9,652                       $  9,834
Apr-1994               $  9,804                       $ 10,022
May-1994               $  9,737                       $ 10,138
Jun-1994               $  9,535                       $  9,895
Jul-1994               $  9,957                       $ 10,203
Aug-1994               $ 10,245                       $ 10,496
Sep-1994               $  9,946                       $ 10,147
Oct-1994               $ 10,140                       $ 10,289
Nov-1994               $  9,685                       $  9,873
Dec-1994               $  9,803                       $  9,986
Jan-1995               $ 10,028                       $ 10,294
Feb-1995               $ 10,596                       $ 10,701
Mar-1995               $ 10,758                       $ 10,935
Apr-1995               $ 11,152                       $ 11,280
May-1995               $ 11,733                       $ 11,755
Jun-1995               $ 11,990                       $ 11,915
Jul-1995               $ 12,515                       $ 12,330
Aug-1995               $ 12,891                       $ 12,504
Sep-1995               $ 13,337                       $ 12,956
Oct-1995               $ 12,789                       $ 12,828
Nov-1995               $ 13,489                       $ 13,478
Dec-1995               $ 13,586                       $ 13,817
Jan-1996               $ 13,972                       $ 14,248
Feb-1996               $ 14,180                       $ 14,356
Mar-1996               $ 14,673                       $ 14,600
Apr-1996               $ 14,914                       $ 14,656
May-1996               $ 15,166                       $ 14,839
Jun-1996               $ 14,725                       $ 14,851
Jul-1996               $ 14,071                       $ 14,289
Aug-1996               $ 14,630                       $ 14,698
Sep-1996               $ 14,922                       $ 15,283
Oct-1996               $ 15,410                       $ 15,875
Nov-1996               $ 16,521                       $ 17,025
Dec-1996               $ 16,359                       $ 16,807
Jan-1997               $ 16,945                       $ 17,623
Feb-1997               $ 17,282                       $ 17,882
Mar-1997               $ 16,491                       $ 17,238
Apr-1997               $ 17,033                       $ 17,962
May-1997               $ 18,355                       $ 18,966
Jun-1997               $ 18,920                       $ 19,780
Jul-1997               $ 20,816                       $ 21,267
Aug-1997               $ 20,510                       $ 20,510
Sep-1997               $ 21,591                       $ 21,749
Oct-1997               $ 20,485                       $ 21,142
Nov-1997               $ 20,703                       $ 22,076
Dec-1997               $ 20,992                       $ 22,721
Jan-1998               $ 21,272                       $ 22,401
Feb-1998               $ 23,131                       $ 23,908
Mar-1998               $ 24,428                       $ 25,371
Apr-1998               $ 24,563                       $ 25,541
May-1998               $ 24,356                       $ 25,163
Jun-1998               $ 24,298                       $ 25,486
Jul-1998               $ 23,455                       $ 25,037
Aug-1998               $ 19,186                       $ 21,311
Sep-1998               $ 20,159                       $ 22,535
Oct-1998               $ 21,806                       $ 24,281
Nov-1998               $ 23,171                       $ 25,413
Dec-1998               $ 23,555                       $ 26,277
Jan-1999               $ 24,012                       $ 26,487
Feb-1999               $ 23,395                       $ 26,114
Mar-1999               $ 24,151                       $ 26,654
Apr-1999               $ 26,721                       $ 29,144
May-1999               $ 26,694                       $ 28,823
Jun-1999               $ 27,140                       $ 29,659
Jul-1999               $ 26,016                       $ 28,790
Aug-1999               $ 25,082                       $ 27,722
Sep-1999               $ 23,735                       $ 26,754
Oct-1999               $ 24,644                       $ 28,295
Nov-1999               $ 24,243                       $ 28,075
Dec-1999               $ 24,713                       $ 28,209
Jan-2000               $ 22,981                       $ 27,290
Feb-2000               $ 20,915                       $ 25,262
Mar-2000               $ 23,878                       $ 28,344
Apr-2000               $ 24,597                       $ 28,015
May-2000               $ 24,548                       $ 28,309
Jun-2000               $ 22,842                       $ 27,016
Jul-2000               $ 23,851                       $ 27,353
Aug-2000               $ 25,247                       $ 28,874
Sep-2000               $ 24,835                       $ 29,140
Oct-2000               $ 25,816                       $ 29,857
Nov-2000               $ 24,987                       $ 28,749
Dec-2000               $ 27,294                       $ 30,189
Jan-2001               $ 28,637                       $ 30,304
Feb-2001               $ 28,616                       $ 29,462
Mar-2001               $ 27,744                       $ 28,422
Apr-2001               $ 29,394                       $ 29,814
May-2001               $ 30,250                       $ 30,485
Jun-2001               $ 29,881                       $ 29,808
Jul-2001               $ 29,842                       $ 29,746
Aug-2001               $ 28,526                       $ 28,553
Sep-2001               $ 25,354                       $ 26,543
Oct-2001               $ 25,334                       $ 26,315
Nov-2001               $ 27,725                       $ 27,843
Dec-2001               $ 28,377                       $ 28,500
Jan-2002               $ 28,683                       $ 28,281
Feb-2002               $ 29,047                       $ 28,326
Mar-2002               $ 30,256                       $ 29,666
Apr-2002               $ 29,986                       $ 28,649
May-2002               $ 30,178                       $ 28,792
Jun-2002               $ 28,346                       $ 27,139
Jul-2002               $ 25,194                       $ 24,615
Aug-2002               $ 25,600                       $ 24,800
Sep-2002               $ 22,764                       $ 22,042
Oct-2002               $ 23,656                       $ 23,675
Nov-2002               $ 25,324                       $ 25,167
Dec-2002               $ 24,187                       $ 24,075
Jan-2003               $ 23,621                       $ 23,492
Feb-2003               $ 22,938                       $ 22,865
Mar-2003               $ 22,830                       $ 22,904
Apr-2003               $ 24,944                       $ 24,919
May-2003               $ 26,608                       $ 26,529
Jun-2003               $ 26,893                       $ 26,861
Jul-2003               $ 27,581                       $ 27,261
Aug-2003               $ 28,563                       $ 27,686
Sep-2003               $ 27,935                       $ 27,415
Oct-2003               $ 29,807                       $ 29,093
Nov-2003               $ 30,475                       $ 29,488

ANNUALIZED            ONE       FIVE           TEN
TOTAL RETURN (%)      YEAR      YEARS         YEARS
--------------------------------------------------------
                      20.34     5.63            11.79

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                  SHARES            VALUE+
                                                              ----------   ---------------
COMMON STOCKS (82.2%)
*  3COM Corp.                                                    606,100   $     4,533,628
   A. G. Edwards, Inc.                                            17,500           642,950
*  Advanced Micro Devices, Inc.                                  504,800         9,076,304
   Aetna, Inc.                                                   539,626        34,741,122
*# Agere Systems, Inc. Class A                                     8,652            30,628
*  Agere Systems, Inc. Class B                                   212,364           717,790
*  Agilent Technologies, Inc.                                     50,600         1,430,968
   Albertson's, Inc.                                             486,800        10,359,104
*  Allegheny Corp.                                                17,583         3,622,098
   Alliant Energy Corp.                                          212,900         5,205,405
*  Allied Waste Industries, Inc.                                 205,800         2,562,210
   Allstate Corp.                                              1,179,300        47,620,134
   Ambac Financial Group, Inc.                                    23,200         1,595,000
#  Amerada Hess Corp.                                            158,200         7,493,934
   American Financial Group, Inc.                                177,400         4,349,848
   American National Insurance Co.                                46,700         3,919,531
*# American Tower Corp.                                          119,400         1,358,772
*# Americredit Corp.                                             224,000         3,012,800
   Anadarko Petroleum Corp.                                      441,600        19,841,088
   Apache Corp.                                                   64,995         4,666,641
*  Apple Computer, Inc.                                          197,300         4,127,516
*  Applied Micro Circuits Corp.                                  213,200         1,377,272
   Archer-Daniels Midland Co.                                  2,375,260        33,942,465
*# Arrow Electronics, Inc.                                       308,200         7,205,716
   Ashland, Inc.                                                 297,600        11,826,624
#  Astoria Financial Corp.                                        40,500         1,513,890
   AT&T Corp.                                                  1,246,380        24,715,715
*  AT&T Wireless Services, Inc.                                5,137,837        38,533,777
*  AutoNation, Inc.                                            2,057,600        36,172,608
*  Avnet, Inc.                                                   187,800         4,005,774
   AVX Corp.                                                     125,400         1,893,540
   Bank of Hawaii Corp.                                          337,800        13,968,030
*# Barnes & Noble, Inc.                                           13,000           431,340
   Bausch & Lomb, Inc.                                            11,800           592,714
   Bear Stearns Companies, Inc.                                  373,770        27,083,374
   Belo Corp. Class A                                            324,200         9,210,522
*  Big Lots, Inc.                                                253,500         3,716,310
#  Blockbuster, Inc. Class A                                      23,300           397,964
   Boise Cascade Corp.                                           213,400         6,297,434
*  Borders Group, Inc.                                            34,000           764,320
   Borg-Warner, Inc.                                             100,800         7,963,200
#  Bowater, Inc.                                                 168,400         6,887,560
   Brunswick Corp.                                               297,600         8,942,880
   Burlington Northern Santa Fe Corp.                          1,283,000        38,194,910
*  Cavco Industries, Inc.                                         11,450           269,075
*  Cendant Corp.                                                 311,800         6,909,488
*  CheckFree Corp.                                                56,200         1,552,244
   Chubb Corp.                                                   108,900         7,127,505
*  CIENA Corp.                                                   164,600         1,165,368
#  Cincinnati Financial Corp.                                    551,580        22,355,537
   Circuit City Stores, Inc.                                     332,000         4,322,640
   Clear Channel Communications, Inc.                            710,900        29,722,729
*  CNA Financial Corp.                                           635,600        14,866,684
#  Coca-Cola Enterprises, Inc.                                 1,785,400        36,868,510
*  Comcast Corp. Class A                                       1,585,448        49,751,358
*# Comcast Corp. Special Class A Non-Voting                      927,100        27,952,065
   Commerce Group, Inc.                                           93,100   $     3,724,931
   Commercial Federal Corp.                                       98,900         2,670,300
*  Compuware Corp.                                                35,800           204,776
*# Comverse Technology, Inc.                                     111,500         2,144,145
   ConocoPhilips                                                 220,400        12,505,496
*# Corning, Inc.                                                 998,300        11,440,518
   Countrywide Financial Corp.                                   410,000        43,296,000
*# Cox Communications, Inc.                                    1,000,000        33,900,000
*# Crown Castle International Corp.                              352,900         4,379,489
   CSX Corp.                                                     577,800        19,581,642
#  Cummins, Inc.                                                 143,100         6,646,995
   Curtiss-Wright Corp-Cl B W/I                                   13,565         1,105,548
#  Dana Corp.                                                    510,700         8,258,019
#  Delta Air Lines, Inc.                                         402,500         5,047,350
#  Diamond Offshore Drilling, Inc.                               237,900         4,175,145
#  Dillards, Inc. Class A                                         48,900           823,965
   Disney (Walt) Co.                                             906,600        20,933,394
   Eastman Chemical Co.                                          108,200         3,859,494
#  Electronic Data Systems Corp.                                 570,200        12,327,724
*  Fairchild Semiconductor Corp. Class A                          86,300         2,243,800
   Federated Department Stores, Inc.                             618,200        30,347,438
   First American Financial Corp.                                106,500         3,152,400
   First Citizens Bancshares, Inc.                                10,300         1,137,017
   FleetBoston Financial Corp.                                   331,300        13,450,780
   Florida East Coast Industries, Inc.                            68,139         2,078,240
#  Foot Locker, Inc.                                             175,000         3,867,500
#  Ford Motor Co.                                              2,964,200        39,127,440
#  General Motors Corp.                                        1,112,300        47,584,194
*  General Motors Corp. Class H                                  826,438        13,718,871
#  Georgia-Pacific Corp.                                         462,300        12,616,167
*# Goodyear Tire & Rubber Co.                                    203,900         1,376,325
   Harris Corp.                                                  151,400         5,869,778
   Hartford Financial Services Group, Inc.                       400,800        22,044,000
*  Hearst-Argyle Television, Inc.                                238,600         5,857,630
   Helmerich & Payne, Inc.                                       146,800         3,537,880
   Hibernia Corp.                                                274,500         6,272,325
#  Hollinger International, Inc. Class A                         268,700         4,275,017
#  Horton (D.R.), Inc.                                           589,215        25,748,696
*# Human Genome Sciences, Inc.                                    23,900           305,920
*  Humana, Inc.                                                  618,900        13,820,037
   Ikon Office Solutions, Inc.                                     7,300            61,831
   Independence Community Bank Corp.                              12,500           462,250
*  Ingram Micro, Inc.                                            269,200         3,924,936
*  Instinet Group, Inc.                                           15,200            81,472
*  InterActiveCorp                                               394,400        12,956,040
#  International Paper Co.                                     1,215,775        45,238,988
*# Invitrogen Corp.                                               50,100         3,415,317
*# JDS Uniphase Corp.                                          1,095,700         3,769,208
   John Hancock Financial Services, Inc.                         358,800        13,185,900
   JP Morgan Chase & Co.                                       2,244,400        79,361,984
   Kerr-McGee Corp.                                              138,200         5,803,018
   KeyCorp                                                       941,600        26,167,064
   Labranche & Co., Inc.                                          19,700           162,919
   LaFarge North America, Inc.                                   257,500         9,810,750

                                                                  SHARES            VALUE+
                                                              ----------   ---------------
*  Lear Corp.                                                    110,900   $     6,558,626
*  Level 3 Communications, Inc.                                  195,500         1,071,340
*  Liberty Media Corp.                                         4,139,400        45,740,370
   Lincoln National Corp.                                        334,400        13,111,824
   Loews Corp.                                                   636,800        27,146,784
*  LSI Logic Corp.                                               425,400         3,985,998
   Lubrizol Corp.                                                182,000         5,483,660
*# Lucent Technologies, Inc.                                   1,193,800         3,820,160
#  Lyondell Chemical Co.                                         447,200         6,636,448
   Mandalay Resort Group                                         234,400        10,067,480
   Marathon Oil Corp.                                            911,450        26,988,035
#  May Department Stores Co.                                      63,100         1,870,915
   MBIA, Inc.                                                    248,850        14,463,162
   MeadWestavco Corp.                                            758,431        19,355,159
   MetLife, Inc.                                               1,376,400        44,994,516
*# Metro-Goldwyn-Mayer, Inc.                                     261,100         4,308,150
#  MGIC Investment Corp.                                         116,900         6,189,855
*# MGM Grand, Inc.                                               238,300         8,931,484
*# Micron Technology, Inc.                                       597,900         7,778,679
*# Mony Group, Inc.                                               51,200         1,613,824
   Nationwide Financial Services, Inc.                            81,500         2,660,160
*  NCR Corp.                                                      12,300           429,270
   Norfolk Southern Corp.                                      1,537,600        32,920,016
#  Northrop Grumman Corp.                                        320,271        29,666,703
*  Novell, Inc.                                                   74,600           708,700
   Nucor Corp.                                                    15,000           841,650
   Occidental Petroleum Corp.                                    650,800        23,871,344
#  Odyssey Re Holdings Corp.                                      22,300           510,447
   Old Republic International Corp.                              334,275        12,388,232
   Omnicare, Inc.                                                 30,900         1,233,528
*  Owens-Illinois, Inc.                                          264,400         2,982,432
*  Pacificare Health Systems, Inc.                                25,000         1,627,750
*  Pactiv Corp.                                                  342,600         7,687,944
*  PanAmSat Corp.                                                250,100         5,524,709
*# Park Place Entertainment Corp.                                802,900         8,398,334
   Peabody Energy Corp.                                           54,600         1,840,020
#  Penney (J.C.) Co., Inc.                                     1,120,000        27,865,600
   PepsiAmericas, Inc.                                           192,000         3,012,480
*  Phelps Dodge Corp.                                            287,085        18,281,573
#  PMI Group, Inc.                                               121,700         4,530,891
*  Pride International, Inc.                                     253,400         4,041,730
   Principal Financial Group, Inc.                               424,200        14,045,262
   Protective Life Corp.                                          91,500         3,005,775
*  Providian Financial Corp.                                     368,300         4,161,790
   Pulte Homes Inc.                                              124,200        11,866,068
   Questar Corp.                                                 251,000         8,564,120
*  Qwest Communications International, Inc                     2,000,600         7,322,196
   Radian Group, Inc.                                            155,200         7,659,120
*  Radio One, Inc.                                                 5,000            87,800
   Rayonier, Inc.                                                147,781         5,479,738
   Raytheon Co.                                                1,084,000        30,037,640
   Reinsurance Group of America, Inc.                             64,100         2,381,315
*# Rite Aid Corp.                                                969,800         5,964,270
#  RJ Reynolds Tobacco Holdings, Inc.                            251,326        13,873,195
   Ryder System, Inc.                                            275,400         8,589,726
   Safeco Corp.                                                  486,400        18,205,952
   Saint Paul Companies, Inc.                                    695,326        25,796,595
*  Saks, Inc.                                                    743,200        11,430,416
*  Sanmina Corp.                                                 639,900         7,800,381
#  Sears, Roebuck & Co.                                          387,700        21,385,532
*  Smithfield Foods, Inc.                                         68,400   $     1,603,980
*  Smurfit-Stone Container Corp.                                 469,026         7,673,265
*  Solectron Corp.                                             1,155,300         6,758,505
   Sovereign Bancorp, Inc.                                       781,020        17,697,913
#  Sprint Corp.                                                1,610,400        24,139,896
   StanCorp Financial Group, Inc.                                 20,000         1,251,200
#  Starwood Hotels and Resorts Worldwide, Inc.                   573,500        19,768,545
   Steelcase, Inc. Class A                                        47,400           587,760
*  Sun Microsystems, Inc.                                      2,143,700         9,153,599
#  Sunoco, Inc.                                                  298,800        14,345,388
#  Supervalu, Inc.                                               565,200        14,593,464
*  Tech Data Corp.                                                69,000         2,541,960
   Telephone & Data Systems, Inc.                                 71,700         4,495,590
*  Tellabs, Inc.                                                 665,800         5,326,400
#  Temple-Inland, Inc.                                           131,300         7,422,389
*  Tenet Healthcare Corp.                                        466,400         6,814,104
#  Textron, Inc.                                                 123,000         6,130,320
#  Thomas & Betts Corp.                                           46,900           975,520
   Tidewater, Inc.                                               100,900         2,785,849
*  Time Warner, Inc                                            5,860,700        95,412,196
   Torchmark Corp.                                                33,300         1,468,530
*  Toys R Us, Inc.                                               819,300         9,618,582
*  Triad Hospitals, Inc.                                         100,300         3,470,380
   Tyson Foods, Inc. Class A                                     912,556        12,456,389
#  Union Pacific Corp.                                           824,200        52,485,056
   Unionbancal Corp.                                              86,600         4,932,736
*  Unisys Corp.                                                  124,900         2,038,368
*  United States Cellular Corp.                                   72,800         2,518,880
#  United States Steel Corp.                                     326,200         8,106,070
   Unitrin, Inc.                                                 223,800         8,466,354
   UnumProvident Corp.                                           838,989        12,526,106
   Valero Energy Corp.                                           158,000         6,809,800
   Valhi, Inc.                                                   158,500         2,190,470
*  VeriSign, Inc.                                                166,300         2,695,723
   Viacom, Inc. Class B                                        2,189,200        86,079,344
*# Vishay Intertechnology, Inc.                                  265,716         5,582,693
*  Vitesse Semiconductor, Inc.                                     2,800            20,440
*  WebMD Corp.                                                    25,800           236,070
   Weis Markets, Inc.                                             20,800           738,400
   Wesco Financial Corp.                                          13,540         4,726,137
*  Westport Resources Corp.                                       30,800           834,680
#  Weyerhaeuser Co.                                              407,500        23,227,500
   Worthington Industries, Inc.                                  133,200         1,907,424
*  Xerox Corp.                                                    75,000           913,500
                                                                           ---------------
TOTAL COMMON STOCKS
 (Cost $2,138,684,770)                                                       2,481,591,024
                                                                           ---------------

                                                                 FACE
                                                                AMOUNT
                                                              ----------
                                                                 (000)
TEMPORARY CASH
  INVESTMENTS  (17.8%)
Repurchase Agreement, PNC
   Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by
   $30,415,000 FMC Discount
   Notes 1.11%, 03/25/04,
   valued at $30,300,944) to be
   repurchased at $29,855,040                                 $   29,853        29,853,000

                                                                 FACE
                                                                AMOUNT              VALUE+
                                                              ----------   ---------------
                                                                 (000)
Repurchase agreements in a Pooled Cash Account, UBS Warburg
 and Deutsche Bank Securities Inc., 1.01% and 1.02%
 respectively, 12/01/03 (Collateralized by $407,522,000
 U.S. Treasury Obligations, rates ranging from
 5.50% to 8.875%, maturities ranging from
 08/15/04 to 05/15/30, valued at $504,174,949) to be
 repurchased at $491,299,458 (Cost $491,257,888)@             $  491,258   $   491,257,888
                                                                           ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $521,110,888)                                                          521,110,888
                                                                           ---------------
TOTAL INVESTMENTS-- (100.0%)
  (Cost $2,659,795,658) ++                                                 $ 3,002,701,912
                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
  @ Security purchased with cash proceeds from securities on loan ++ The cost for federal income tax purposes is $2,659,939,034

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $471,415 of securities on loan)                         $ 3,002,702
Cash                                                                                              1
Receivables:
   Dividends and Interests                                                                    5,099
   Securities Lending Income                                                                     30
   Fund Shares Sold                                                                           2,721
Prepaid Expenses and Other Assets                                                                 1
                                                                                        -----------
   Total Assets                                                                           3,010,554
                                                                                        -----------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                          491,258
   Investment Securities Purchased                                                            8,288
   Due to Advisor                                                                               203
Accrued Expenses and Other Liabilities                                                          143
                                                                                        -----------
   Total Liabilities                                                                        499,892
                                                                                        -----------
NET ASSETS                                                                              $ 2,510,662
                                                                                        ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                               162,958,804
                                                                                        ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $     15.41
                                                                                        ===========

Investments at Cost                                                                     $ 2,659,796
                                                                                        ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                                         $ 2,246,856
Accumulated Net Investment Income (Loss)                                                      1,705
Accumulated Net Realized Gain (Loss)                                                        (80,806)
Unrealized Appreciation (Depreciation) of Investment Securities                             342,907
                                                                                        -----------
   Total Net Assets                                                                     $ 2,510,662
                                                                                        ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                            $    33,828
   Interest                                                                                     303
   Income from Securities Lending                                                               216
                                                                                        -----------
          Total Investment Income                                                            34,347
                                                                                        -----------
EXPENSES
   Investment Advisory Services                                                               1,939
   Accounting & Transfer Agent Fees                                                             700
   Custodian Fees                                                                               185
   Legal Fees                                                                                    20
   Audit Fees                                                                                    26
   Shareholders' Reports                                                                         37
   Trustees' Fees and Expenses                                                                   27
   Other                                                                                         29
                                                                                        -----------
          Total Expenses                                                                      2,963
                                                                                        -----------
   NET INVESTMENT INCOME (LOSS)                                                              31,384
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on investment Securities Sold                                   (48,309)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                415,785
                                                                                        -----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                 367,476
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $   398,860
                                                                                        ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                           YEAR         YEAR
                                                                                           ENDED        ENDED
                                                                                          NOV. 30,     NOV. 30,
                                                                                            2003         2002
                                                                                        -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                         $    31,384   $    24,626
   Net Realized Gain (Loss) on Investment Securities Sold                                   (48,309)      (21,142)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                415,785      (154,346)
                                                                                        -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations                   398,860      (150,862)
                                                                                        -----------   ----------

Distributions From:
   Net Investment Income                                                                    (31,464)      (23,538)
                                                                                        -----------   ----------
          Total Distributions                                                               (31,464)      (23,538)
                                                                                        -----------   ----------

Capital Share Transactions (1):
   Shares Issued                                                                            495,839       472,038
   Shares Issued in Lieu of Cash Distributions                                               31,027        22,203
   Shares Redeemed                                                                         (121,409)     (219,115)
                                                                                        -----------   ----------
          Net Increase (Decrease) from Capital Share Transactions                           405,457       275,126
                                                                                        -----------   ----------
          Total Increase (Decrease)                                                         772,853       100,726

NET ASSETS
   Beginning of Period                                                                    1,737,809     1,637,083
                                                                                        -----------   ----------
   End of Period                                                                        $ 2,510,662   $ 1,737,809
                                                                                        ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                          36,572        34,223
      Shares Issued in Lieu of Cash Distributions                                             2,270         1,587
      Shares Redeemed                                                                        (9,461)      (15,622)
                                                                                        -----------   ----------
                                                                                             29,381        20,188
                                                                                        ===========   ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           YEAR         YEAR           YEAR         YEAR         YEAR
                                                           ENDED        ENDED          ENDED        ENDED        ENDED
                                                          NOV. 30,     NOV. 30,       NOV. 30,     NOV. 30,     NOV. 30,
                                                           2003         2002            2001         2000         1999
                                                        -----------  -----------    -----------  -----------   -----------
Net Asset Value, Beginning of Period                    $     13.01  $     14.44    $     14.71  $     17.79   $     18.79
                                                        -----------  -----------    -----------  -----------   -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.21         0.20           0.25         0.33          0.34
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                          2.41        (1.43)          1.25         0.04          0.46
                                                        -----------  -----------    -----------  -----------   -----------
      Total from Investment Operations                         2.62        (1.23)          1.50         0.37          0.80

LESS DISTRIBUTIONS
   Net Investment Income                                      (0.22)       (0.20)         (0.27)       (0.32)        (0.34)
   Net Realized Gains                                            --           --          (1.50)       (3.13)        (1.46)
                                                        -----------  -----------    -----------  -----------   -----------
      Total Distributions                                     (0.22)       (0.20)         (1.77)       (3.45)        (1.80)
                                                        -----------  -----------    -----------  -----------   -----------

Net Asset Value, End of Period                          $     15.41  $     13.01    $     14.44  $     14.71   $     17.79

Total Return                                                  20.34%       (8.64)%        10.97%        3.06%         4.64%

Net Assets, End of Period (thousands)                   $ 2,510,662  $ 1,737,809    $ 1,637,083  $ 1,735,343   $ 1,788,082
Ratio of Expenses to Average Net Assets                        0.15%        0.15%          0.15%        0.16%         0.16%
Ratio of Net Investment Income to Average Net
   Assets                                                      1.62%        1.49%          1.66%        2.20%         1.80%
Portfolio Turnover Rate                                           7%           9%             6%          26%           43%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $28,646.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

        Purchases                                       $ 526,814
        Sales                                             127,799

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

        Gross Unrealized Appreciation                            $   501,726
        Gross Unrealized Depreciation                               (158,963)
                                                                 -----------
        Net                                                      $   342,763
                                                                 ===========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $80,662,000 of which $11,185,000, $21,142,000 and $48,335,000 will expire on November 30, 2009, 2010 and November 30, 2011 respectively.

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. Borrowings under the line of credit by the Series during the year ended November 30, 2003 were as follows:

                WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                AVERAGE         AVERAGE          DAYS      EXPENSE    BORROWED DURING
             INTEREST RATE    LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
             -------------    ------------   -----------   --------   ---------------
                 2.02%         $ 5,536,333        6         $ 1,862     $ 13,752,000

     There were no outstanding borrowings by the Series under the line of credit at November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G. SECURITIES LENDING:

     As of November 30, 2003, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The Series invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. LARGE CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
    WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS             LENGTH OF SERVICE            OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993     90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983     investment companies    Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993     90 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG    DFAIDG - since 1986     investment companies    Economics, Graduate School of Business, University of
and DEM.                   DIG - since 1993                                Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.         DEM - since 1994                                (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                        Formerly, President, Cardean University (division of
Chicago, IL 60637                                                          UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                     Mutual Insurance Company and UNext.com. Formerly,
                                                                           Trustee, First Prairie Funds (registered investment
                                                                           company). Trustee, Harbor Fund (registered investment
                                                                           company) (13 Portfolios).

  NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
    WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS             LENGTH OF SERVICE            OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993     90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.         DEM - since 1994                                Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                  consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                            (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                              Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003    90 portfolios in 4      John and Natty McArthur University Professor, Graduate
Harvard Business School    DFA IDG - since 2003    investment companies    School of Business Administration, Harvard University
397 Morgan Hall            DFA DIG - since 2003                            (since 1998). George Fisher Baker Professor of
Soldiers Field             DEM - since 2003                                Business Administration, Graduate School of Business
Boston, MA 02163                                                           Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                     Co-founder, Chief Science Officer, Integrated Finance
                                                                           Limited (since 2002). Formerly, Partner, Long-Term
                                                                           Capital Management.

Myron S. Scholes           DFAITC - since 1993     90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies    University Partner, Oak Hill Capital Management.
and DEM.                   DIG - since 1993                                Chairman, Oak Hill Platinum Partners Director, Chicago
Trustee of DFAITC.         DEM - since 1994                                Mercantile Exchange Consultant, Arbor Investors.
Oak Hill Capital                                                           Formerly, Director, Smith Breeden Family of Funds and
Management, Inc.                                                           Partner, Long-Term Capital Management. Director,
2775 Sand Hill Rd.                                                         American Century Fund Complex (registered
Suite 220                                                                  investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000     90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000     investment companies    Graduate School of Business, University of Chicago,
and DEM.                   DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.         DEM - since 2000                                School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                         (office furniture) and Director, Ryder System Inc.
Business                                                                   (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993     90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional Fund
Executive Officer, Chief   DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and     DEM - since 1994                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                   Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                         and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                   Advisors Ltd. Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                  Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                   Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                    Chief Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                          Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                     Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                    except for Dimensional Fund Advisors Canada Inc.,
                                                                           which was from 6/17/2003.)

                                                                           Limited Partner, Oak Hill Partners. Director,
                                                                           University of Chicago Business School. Formerly,
                                                                           Director, SA Funds (registered investment
                                                                           company). Formerly Director, Assante Corporation
                                                                           (investment management) (until 2002).

  NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
    WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS             LENGTH OF SERVICE            OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993     90 portfolios in 4      Chairman, Director and Chief Investment Officer of
Chairman and Director of   DFAIDG - since 1981     investment companies    Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.       DIG - since 1992                                DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of    DEM - since 1994                                Investment Officer of DFAITC. Director and President of
DFAITC.                                                                    Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                          Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                     Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                     Advisors Canada Inc. (Chief Investment Officer
                                                                           positions held through 1/1/2003)

                                                                           Trustee, St. Louis University Life Trustee and Member of
                                                                           Investment Committee, DePaul University. Director, The
                                                                           German St. Vincent Orphan Home. Member of
                                                                           Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
            AND ADDRESS                  SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS

Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the DFA Entities and Dimensional
Vice President and Assistant                          Fund Advisors Canada Inc. Prior to April 2001, legal counsel for Dimensional
Secretary                                             (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991
Date of Birth: 1/24/67                                to February 2000.

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 4/08/41

James L. Davis                        Since 1999      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Formerly at Kansas State University, Arthur Andersen & Co., and Phillips
Date of Birth: 11/29/56                               Petroleum Co.

Robert T. Deere                       Since 1994      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to April 2001, marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                Dimensional.

Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                          Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 1/21/61

Robert M. Fezekas                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Prior to December 2001, Portfolio Manager.
Date of Birth: 10/28/70

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Formerly, Professor and Associate Dean of the
Date of Birth: 11/24/61                               Leventhal School of Accounting (September 1998 to August 2001) and
                                                      Academic Director Master of Business Taxation Program (June 1996 to August
                                                      2001) at the University of Southern California Marshall School of Business.

Henry F. Gray                         Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
            AND ADDRESS                 SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                       Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset
Date of Birth: 12/21/54                               Management, Inc. (October 2000 to December 2002); Director, Assante
                                                      Capital Management (October 2000 to December 2002); President and Chief
                                                      Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                      Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                      Director, Assante Asset Management Ltd. (September 1997 to December
                                                      2002);President and Chief Executive Officer, Assante Asset Management Ltd.
                                                      (September 1998 to May 2001); Executive Vice President, Loring Ward
                                                      (financial services company) (January 1996 to September 1998)

Stephen P. Manus                      Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 12/26/50

David M. New                          Since 2003      Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                        becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                               (investment consulting firm) from December 2000 to June 2002; and President,
                                                      Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                   Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                          Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                President and Assistant Secretary. Director, Dimensional Funds PLC. Vice
                                                      President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                       Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                    Since 2002      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Research Associate for Dimensional Fund Advisors
Date of Birth: 1/28/67                                Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000)
                                                      and Faculty-Postdoctural Fellow (August 1997 to August 1998), California
                                                      Institute of Technology.

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA Entities
Vice President, Chief Financial                       and Dimensional Fund Advisors Canada Inc. Director, Dimensional Funds, PLC.
Officer and Treasurer
Date of Birth: 10/12/55

David E. Schneider                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Prior to 2001 and currently, Regional Director of
Santa Monica, CA                                      Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                     Since 2001      Vice President of all the DFA Entities. Director, Dimensional Funds PLC.
Vice President                                        Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                      through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                              Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
            AND ADDRESS                 SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                       Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. President of Dimensional Fund Advisors Canada
Santa Monica, CA                                      Inc. Prior to 2001 and currently, Director of Financial Advisors Services of
Date of Birth: 3/03/45                                Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

 *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                          1
    Management's Discussion and Analysis                                       2
    Statement of Assets and Liabilities                                        4
    Statement of Operations                                                    5
    Statements of Changes in Net Assets                                        6
    Financial Highlights                                                       7
    Notes to Financial Statements                                              8
    Report of Independent Certified Public Accountants                        10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Performance Chart                                                         11
    Schedule of Investments                                                   12
    Statement of Assets and Liabilities                                       15
    Statement of Operations                                                   16
    Statements of Changes in Net Assets                                       17
    Financial Highlights                                                      18
    Notes to Financial Statements                                             19
    Report of Independent Certified Public Accountants                        22

FUND MANAGEMENT                                                               23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 2, 1995-NOVEMBER 30, 2003

GROWTH OF $10,000

           U.S. LARGE CAP VALUE PORTFOLIO III     RUSSELL 1000 VALUE INDEX
Feb-1995                            $  10,000                     $  10,000
Feb-1995                            $  10,470                     $  10,343
Mar-1995                            $  10,630                     $  10,570
Apr-1995                            $  11,020                     $  10,904
May-1995                            $  11,590                     $  11,363
Jun-1995                            $  11,850                     $  11,517
Jul-1995                            $  12,359                     $  11,918
Aug-1995                            $  12,739                     $  12,086
Sep-1995                            $  13,169                     $  12,524
Oct-1995                            $  12,629                     $  12,400
Nov-1995                            $  13,326                     $  13,028
Dec-1995                            $  13,417                     $  13,355
Jan-1996                            $  13,799                     $  13,772
Feb-1996                            $  14,006                     $  13,877
Mar-1996                            $  14,492                     $  14,112
Apr-1996                            $  14,730                     $  14,166
May-1996                            $  14,979                     $  14,343
Jun-1996                            $  14,534                     $  14,355
Jul-1996                            $  13,893                     $  13,812
Aug-1996                            $  14,442                     $  14,207
Sep-1996                            $  14,732                     $  14,773
Oct-1996                            $  15,208                     $  15,344
Nov-1996                            $  16,305                     $  16,457
Dec-1996                            $  16,145                     $  16,246
Jan-1997                            $  16,724                     $  17,034
Feb-1997                            $  17,057                     $  17,284
Mar-1997                            $  16,274                     $  16,662
Apr-1997                            $  16,811                     $  17,362
May-1997                            $  18,111                     $  18,332
Jun-1997                            $  18,669                     $  19,119
Jul-1997                            $  20,547                     $  20,557
Aug-1997                            $  20,235                     $  19,825
Sep-1997                            $  21,309                     $  21,022
Oct-1997                            $  20,214                     $  20,436
Nov-1997                            $  20,428                     $  21,339
Dec-1997                            $  20,712                     $  21,962
Jan-1998                            $  20,979                     $  21,652
Feb-1998                            $  22,813                     $  23,110
Mar-1998                            $  24,102                     $  24,524
Apr-1998                            $  24,229                     $  24,688
May-1998                            $  24,021                     $  24,323
Jun-1998                            $  23,963                     $  24,634
Jul-1998                            $  23,139                     $  24,201
Aug-1998                            $  18,925                     $  20,600
Sep-1998                            $  19,889                     $  21,782
Oct-1998                            $  21,502                     $  23,470
Nov-1998                            $  22,848                     $  24,564
Dec-1998                            $  23,234                     $  25,399
Jan-1999                            $  23,684                     $  25,602
Feb-1999                            $  23,071                     $  25,241
Mar-1999                            $  23,812                     $  25,764
Apr-1999                            $  26,345                     $  28,170
May-1999                            $  26,319                     $  27,860
Jun-1999                            $  26,758                     $  28,668
Jul-1999                            $  25,656                     $  27,828
Aug-1999                            $  24,740                     $  26,796
Sep-1999                            $  23,411                     $  25,860
Oct-1999                            $  24,301                     $  27,350
Nov-1999                            $  23,912                     $  27,137
Dec-1999                            $  24,371                     $  27,267
Jan-2000                            $  22,656                     $  26,378
Feb-2000                            $  20,619                     $  24,418
Mar-2000                            $  23,536                     $  27,397
Apr-2000                            $  24,250                     $  27,079
May-2000                            $  24,204                     $  27,364
Jun-2000                            $  22,517                     $  26,113
Jul-2000                            $  23,519                     $  26,440
Aug-2000                            $  24,885                     $  27,910
Sep-2000                            $  24,474                     $  28,166
Oct-2000                            $  25,446                     $  28,859
Nov-2000                            $  24,627                     $  27,789
Dec-2000                            $  26,902                     $  29,181
Jan-2001                            $  28,223                     $  29,292
Feb-2001                            $  28,203                     $  28,477
Mar-2001                            $  27,343                     $  27,472
Apr-2001                            $  28,981                     $  28,818
May-2001                            $  29,821                     $  29,467
Jun-2001                            $  29,443                     $  28,813
Jul-2001                            $  29,422                     $  28,752
Aug-2001                            $  28,122                     $  27,599
Sep-2001                            $  24,995                     $  25,656
Oct-2001                            $  24,975                     $  25,435
Nov-2001                            $  27,325                     $  26,913
Dec-2001                            $  27,961                     $  27,548
Jan-2002                            $  28,269                     $  27,336
Feb-2002                            $  28,625                     $  27,380
Mar-2002                            $  29,807                     $  28,675
Apr-2002                            $  29,548                     $  27,692
May-2002                            $  29,737                     $  27,830
Jun-2002                            $  27,938                     $  26,233
Jul-2002                            $  24,840                     $  23,793
Aug-2002                            $  25,217                     $  23,971
Sep-2002                            $  22,426                     $  21,306
Oct-2002                            $  23,300                     $  22,885
Nov-2002                            $  24,957                     $  24,326
Dec-2002                            $  23,836                     $  23,271
Jan-2003                            $  23,260                     $  22,707
Feb-2003                            $  22,587                     $  22,101
Mar-2003                            $  22,490                     $  22,139
Apr-2003                            $  24,577                     $  24,087
May-2003                            $  26,209                     $  25,643
Jun-2003                            $  26,498                     $  25,963
Jul-2003                            $  27,171                     $  26,350
Aug-2003                            $  28,130                     $  26,761
Sep-2003                            $  27,505                     $  26,499
Oct-2003                            $  29,353                     $  28,121
Nov-2003                            $  30,001                     $  28,503

ANNUALIZED            ONE       FIVE             FROM
TOTAL RETURN (%)     YEAR       YEARS      FEBRUARY 2, 1995
-----------------------------------------------------------
                     20.21      5.60            13.26

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for this period ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                          61.06%
Russell 2000 Index (small companies)                           36.28%
Russell 1000 Index (large companies)                           16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                       18.38%
Russell 3000 Growth Index                                      18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)               34.91%
Russell 2000 Growth Index (small growth companies)             37.67%
S&P SmallCap 600/Barra Value Index (small value companies)     32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)   30.78%
Russell 1000 Value Index (large value companies)               17.17%
Russell 1000 Growth Index (large growth companies)             16.75%
S&P 500/Barra Value Index (large value companies)              17.67%
S&P 500/Barra Growth Index (large growth companies)            12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the period ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO III

     The U.S. Large Cap Value Portfolio III seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 214 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, and 17.17% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio III over this period was 20.21%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company (35,418,484 Shares, Cost $448,558)++ at Value+       $   545,799
Receivable for Fund Shares Sold                                            1,292
Prepaid Expenses and Other Assets                                             21
                                                                     -----------
    Total Assets                                                         547,112
                                                                     -----------

LIABILITIES:
Payables:
 Investment Securities Purchased                                           1,240
 Fund Shares Redeemed                                                         52
 Due to Advisor                                                                4
Accrued Expenses and Other Liabilities                                        21
                                                                     -----------
    Total Liabilities                                                      1,317
                                                                     -----------
NET ASSETS                                                           $   545,795
                                                                     ===========

SHARES OUTSTANDING, $.01 PAR VALUE
 (Authorized 200,000,000)                                             43,647,294
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $     12.50
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                      $   453,498
Accumulated Net Investment Income (Loss)                                   5,678
Accumulated Net Realized Gain (Loss)                                     (10,622)
Unrealized Appreciation (Depreciation) of Investment Securities           97,241
                                                                     -----------
                                                                     $   545,795
                                                                     ===========

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $459,181.

                See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company $    6,883
                                                                      ----------

EXPENSES
  Administrative Services                                                     43
  Accounting & Transfer Agent Fees                                            17
  Legal Fees                                                                  16
  Audit Fees                                                                   4
  Filing Fees                                                                 28
  Shareholders' Reports                                                       33
  Directors' Fees and Expenses                                                 6
  Other                                                                        1
                                                                      ----------
        Total Expenses                                                       148
                                                                      ----------
  NET INVESTMENT INCOME (LOSS)                                             6,735
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                  (4,854)
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities                                                            85,786
                                                                      ----------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                80,932
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   87,667
                                                                      ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                          YEAR        YEAR
                                                                          ENDED      ENDED
                                                                         NOV. 30,   NOV. 30,
                                                                          2003        2002
                                                                        ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)                                           $   6,735   $   4,806
 Net Realized Gain (Loss) on Investment Securities Sold                    (4,854)     (3,197)
 Change in Unrealized Appreciation (Depreciation) of Investment
  Securities                                                               85,786     (33,569)
                                                                        ---------   ---------
      Net Increase (Decrease) in Net Assets Resulting from Operations      87,667     (31,960)
                                                                        ---------   ---------
Distributions From:
 Net Investment Income                                                     (5,177)     (4,542)
 Net Long-Term Gains                                                           --     (30,423)
                                                                        ---------   ---------
      Total Distributions                                                  (5,177)    (34,965)
                                                                        ---------   ---------
Capital Share Transactions (1):
 Shares Issued                                                            150,434     213,345
 Shares Issued in Lieu of Cash Distributions                                5,177      34,965
 Shares Redeemed                                                          (71,051)    (85,298)
                                                                        ---------   ---------
      Net Increase (Decrease) from Capital Share Transactions              84,560     163,012
                                                                        ---------   ---------
      Total Increase (Decrease)                                           167,050      96,087

NET ASSETS
 Beginning of Period                                                      378,745     282,658
                                                                        ---------   ---------
 End of Period                                                          $ 545,795   $ 378,745
                                                                        =========   =========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                         14,105      18,806
     Shares Issued in Lieu of Cash Distributions                              510       3,056
     Shares Redeemed                                                       (6,875)     (7,666)
                                                                        ---------   ---------
                                                                            7,740      14,196
                                                                        =========   =========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED      ENDED      ENDED      ENDED      ENDED
                                       NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                        2003       2002       2001       2000       1999
                                      ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period  $   10.55  $   13.02  $   16.21  $   19.07  $   19.68
                                      ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)             0.16       0.13       0.27       0.40       0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)               1.94      (1.14)      1.13         --       0.47
                                      ---------  ---------  ---------  ---------  ---------

Total from Investment Operations           2.10      (1.01)      1.40       0.40       0.83
                                      ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Net Investment Income                   (0.15)     (0.19)     (0.42)     (0.39)     (0.32)
  Net Realized Gains                         --      (1.27)     (4.17)     (2.87)     (1.12)
                                      ---------  ---------  ---------  ---------  ---------
Total Distributions                       (0.15)     (1.46)     (4.59)     (3.26)     (1.44)
                                      ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period        $   12.50  $   10.55  $   13.02  $   16.21  $   19.07
                                      =========  =========  =========  =========  =========
Total Return                              20.23%     (8.66)%    10.94%      3.00%      4.65%

Net Assets, End of Period (thousands) $ 545,795  $ 378,745  $ 282,658  $ 291,964  $ 418,647
Ratio of Expenses to Average Net
  Assets(1)                                0.18%      0.19%      0.20%      0.20%      0.19%
Ratio of Net Investment Income to
  Average Net Assets                       1.58%      1.40%      1.71%      2.06%      1.73%
Portfolio Turnover Rate                     N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master
Fund Series                                   7%         9%         6%        26%        43%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 22% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $6,294.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to a Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

            Gross Unrealized Appreciation                             $   86,618
            Gross Unrealized Depreciation                                     --
                                                                      ----------
            Net                                                       $   86,618
                                                                      ==========

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. LARGE CAP VALUE PORTFOLIO III AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio III (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

           THE U.S. LARGE CAP VALUE SERIES        RUSSELL 1000 VALUE INDEX
Nov-1993                            $  10,000                     $  10,000
Dec-1993                            $  10,240                     $  10,190
Jan-1994                            $  10,534                     $  10,575
Feb-1994                            $  10,060                     $  10,214
Mar-1994                            $   9,652                     $   9,834
Apr-1994                            $   9,804                     $  10,022
May-1994                            $   9,737                     $  10,138
Jun-1994                            $   9,535                     $   9,895
Jul-1994                            $   9,957                     $  10,203
Aug-1994                            $  10,245                     $  10,496
Sep-1994                            $   9,946                     $  10,147
Oct-1994                            $  10,140                     $  10,289
Nov-1994                            $   9,685                     $   9,873
Dec-1994                            $   9,803                     $   9,986
Jan-1995                            $  10,028                     $  10,294
Feb-1995                            $  10,596                     $  10,701
Mar-1995                            $  10,758                     $  10,935
Apr-1995                            $  11,152                     $  11,280
May-1995                            $  11,733                     $  11,755
Jun-1995                            $  11,990                     $  11,915
Jul-1995                            $  12,515                     $  12,330
Aug-1995                            $  12,891                     $  12,504
Sep-1995                            $  13,337                     $  12,956
Oct-1995                            $  12,789                     $  12,828
Nov-1995                            $  13,489                     $  13,478
Dec-1995                            $  13,586                     $  13,817
Jan-1996                            $  13,972                     $  14,248
Feb-1996                            $  14,180                     $  14,356
Mar-1996                            $  14,673                     $  14,600
Apr-1996                            $  14,914                     $  14,656
May-1996                            $  15,166                     $  14,839
Jun-1996                            $  14,725                     $  14,851
Jul-1996                            $  14,071                     $  14,289
Aug-1996                            $  14,630                     $  14,698
Sep-1996                            $  14,922                     $  15,283
Oct-1996                            $  15,410                     $  15,875
Nov-1996                            $  16,521                     $  17,025
Dec-1996                            $  16,359                     $  16,807
Jan-1997                            $  16,945                     $  17,623
Feb-1997                            $  17,282                     $  17,882
Mar-1997                            $  16,491                     $  17,238
Apr-1997                            $  17,033                     $  17,962
May-1997                            $  18,355                     $  18,966
Jun-1997                            $  18,920                     $  19,780
Jul-1997                            $  20,816                     $  21,267
Aug-1997                            $  20,510                     $  20,510
Sep-1997                            $  21,591                     $  21,749
Oct-1997                            $  20,485                     $  21,142
Nov-1997                            $  20,703                     $  22,076
Dec-1997                            $  20,992                     $  22,721
Jan-1998                            $  21,272                     $  22,401
Feb-1998                            $  23,131                     $  23,908
Mar-1998                            $  24,428                     $  25,371
Apr-1998                            $  24,563                     $  25,541
May-1998                            $  24,356                     $  25,163
Jun-1998                            $  24,298                     $  25,486
Jul-1998                            $  23,455                     $  25,037
Aug-1998                            $  19,186                     $  21,311
Sep-1998                            $  20,159                     $  22,535
Oct-1998                            $  21,806                     $  24,281
Nov-1998                            $  23,171                     $  25,413
Dec-1998                            $  23,555                     $  26,277
Jan-1999                            $  24,012                     $  26,487
Feb-1999                            $  23,395                     $  26,114
Mar-1999                            $  24,151                     $  26,654
Apr-1999                            $  26,721                     $  29,144
May-1999                            $  26,694                     $  28,823
Jun-1999                            $  27,140                     $  29,659
Jul-1999                            $  26,016                     $  28,790
Aug-1999                            $  25,082                     $  27,722
Sep-1999                            $  23,735                     $  26,754
Oct-1999                            $  24,644                     $  28,295
Nov-1999                            $  24,243                     $  28,075
Dec-1999                            $  24,713                     $  28,209
Jan-2000                            $  22,981                     $  27,290
Feb-2000                            $  20,915                     $  25,262
Mar-2000                            $  23,878                     $  28,344
Apr-2000                            $  24,597                     $  28,015
May-2000                            $  24,548                     $  28,309
Jun-2000                            $  22,842                     $  27,016
Jul-2000                            $  23,851                     $  27,353
Aug-2000                            $  25,247                     $  28,874
Sep-2000                            $  24,835                     $  29,140
Oct-2000                            $  25,816                     $  29,857
Nov-2000                            $  24,987                     $  28,749
Dec-2000                            $  27,294                     $  30,189
Jan-2001                            $  28,637                     $  30,304
Feb-2001                            $  28,616                     $  29,462
Mar-2001                            $  27,744                     $  28,422
Apr-2001                            $  29,394                     $  29,814
May-2001                            $  30,250                     $  30,485
Jun-2001                            $  29,881                     $  29,808
Jul-2001                            $  29,842                     $  29,746
Aug-2001                            $  28,526                     $  28,553
Sep-2001                            $  25,354                     $  26,543
Oct-2001                            $  25,334                     $  26,315
Nov-2001                            $  27,725                     $  27,843
Dec-2001                            $  28,377                     $  28,500
Jan-2002                            $  28,683                     $  28,281
Feb-2002                            $  29,047                     $  28,326
Mar-2002                            $  30,256                     $  29,666
Apr-2002                            $  29,986                     $  28,649
May-2002                            $  30,178                     $  28,792
Jun-2002                            $  28,346                     $  27,139
Jul-2002                            $  25,194                     $  24,615
Aug-2002                            $  25,600                     $  24,800
Sep-2002                            $  22,764                     $  22,042
Oct-2002                            $  23,656                     $  23,675
Nov-2002                            $  25,324                     $  25,167
Dec-2002                            $  24,187                     $  24,075
Jan-2003                            $  23,621                     $  23,492
Feb-2003                            $  22,938                     $  22,865
Mar-2003                            $  22,830                     $  22,904
Apr-2003                            $  24,944                     $  24,919
May-2003                            $  26,608                     $  26,529
Jun-2003                            $  26,893                     $  26,861
Jul-2003                            $  27,581                     $  27,261
Aug-2003                            $  28,563                     $  27,686
Sep-2003                            $  27,935                     $  27,415
Oct-2003                            $  29,807                     $  29,093
Nov-2003                            $  30,475                     $  29,488

ANNUALIZED            ONE        FIVE       TEN
TOTAL RETURN (%)     YEAR       YEARS      YEARS
------------------------------------------------
                     20.34      5.63       11.79

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                             SHARES         VALUE+
                                            ---------   -------------
 COMMON STOCKS -- (82.2%)
 *3COM Corp.                                  606,100   $   4,533,628
  A.G. Edwards, Inc.                           17,500         642,950
 *Advanced Micro Devices, Inc.                504,800       9,076,304
  Aetna, Inc.                                 539,626      34,741,122
*#Agere Systems, Inc. Class A                   8,652          30,628
 *Agere Systems, Inc. Class B                 212,364         717,790
 *Agilent Technologies, Inc.                   50,600       1,430,968
  Albertson's, Inc.                           486,800      10,359,104
 *Allegheny Corp.                              17,583       3,622,098
  Alliant Energy Corp.                        212,900       5,205,405
 *Allied Waste Industries, Inc.               205,800       2,562,210
  Allstate Corp.                            1,179,300      47,620,134
  Ambac Financial Group, Inc.                  23,200       1,595,000
 #Amerada Hess Corp.                          158,200       7,493,934
  American Financial Group, Inc.              177,400       4,349,848
  American National Insurance Co.              46,700       3,919,531
*#American Tower Corp.                        119,400       1,358,772
*#Americredit Corp.                           224,000       3,012,800
  Anadarko Petroleum Corp.                    441,600      19,841,088
  Apache Corp.                                 64,995       4,666,641
 *Apple Computer, Inc.                        197,300       4,127,516
 *Applied Micro Circuits Corp.                213,200       1,377,272
  Archer-Daniels Midland Co.                2,375,260      33,942,465
*#Arrow Electronics, Inc.                     308,200       7,205,716
  Ashland, Inc.                               297,600      11,826,624
 #Astoria Financial Corp.                      40,500       1,513,890
  AT&T Corp.                                1,246,380      24,715,715
 *AT&T Wireless Services, Inc.              5,137,837      38,533,777
 *AutoNation, Inc.                          2,057,600      36,172,608
 *Avnet, Inc.                                 187,800       4,005,774
  AVX Corp.                                   125,400       1,893,540
  Bank of Hawaii Corp.                        337,800      13,968,030
*#Barnes & Noble, Inc.                         13,000         431,340
  Bausch & Lomb, Inc.                          11,800         592,714
  Bear Stearns Companies, Inc.                373,770      27,083,374
  Belo Corp. Class A                          324,200       9,210,522
 *Big Lots, Inc.                              253,500       3,716,310
 #Blockbuster, Inc. Class A                    23,300         397,964
  Boise Cascade Corp.                         213,400       6,297,434
 *Borders Group, Inc.                          34,000         764,320
  Borg-Warner, Inc.                           100,800       7,963,200
 #Bowater, Inc.                               168,400       6,887,560
  Brunswick Corp.                             297,600       8,942,880
  Burlington Northern Santa Fe Corp.        1,283,000      38,194,910
 *Cavco Industries, Inc.                       11,450         269,075
 *Cendant Corp.                               311,800       6,909,488
 *CheckFree Corp.                              56,200       1,552,244
  Chubb Corp.                                 108,900       7,127,505
 *CIENA Corp.                                 164,600       1,165,368
 #Cincinnati Financial Corp.                  551,580      22,355,537
  Circuit City Stores, Inc.                   332,000       4,322,640
  Clear Channel Communications, Inc.          710,900      29,722,729
 *CNA Financial Corp.                         635,600      14,866,684
 #Coca-Cola Enterprises, Inc.               1,785,400      36,868,510
 *Comcast Corp. Class A                     1,585,448      49,751,358
*#Comcast Corp. Special Class A
   Non-Voting                                 927,100      27,952,065
  Commerce Group, Inc.                         93,100   $   3,724,931
  Commercial Federal Corp.                     98,900       2,670,300
 *Compuware Corp.                              35,800         204,776
*#Comverse Technology, Inc.                   111,500       2,144,145
  ConocoPhilips                               220,400      12,505,496
*#Corning, Inc.                               998,300      11,440,518
  Countrywide Financial Corp.                 410,000      43,296,000
*#Cox Communications, Inc.                  1,000,000      33,900,000
*#Crown Castle International Corp.            352,900       4,379,489
  CSX Corp.                                   577,800      19,581,642
 #Cummins, Inc.                               143,100       6,646,995
  Curtiss-Wright Corp-Cl B W/I                 13,565       1,105,548
 #Dana Corp.                                  510,700       8,258,019
 #Delta Air Lines, Inc.                       402,500       5,047,350
 #Diamond Offshore Drilling, Inc.             237,900       4,175,145
 #Dillards, Inc. Class A                       48,900         823,965
  Disney (Walt) Co.                           906,600      20,933,394
  Eastman Chemical Co.                        108,200       3,859,494
 #Electronic Data Systems Corp.               570,200      12,327,724
 *Fairchild Semiconductor Corp.
   Class A                                     86,300       2,243,800
  Federated Department Stores, Inc.           618,200      30,347,438
  First American Financial Corp.              106,500       3,152,400
  First Citizens Bancshares, Inc.              10,300       1,137,017
  FleetBoston Financial Corp.                 331,300      13,450,780
  Florida East Coast Industries, Inc.          68,139       2,078,240
 #Foot Locker, Inc.                           175,000       3,867,500
 #Ford Motor Co.                            2,964,200      39,127,440
 #General Motors Corp.                      1,112,300      47,584,194
 *General Motors Corp. Class H                826,438      13,718,871
 #Georgia-Pacific Corp.                       462,300      12,616,167
*#Goodyear Tire & Rubber Co.                  203,900       1,376,325
  Harris Corp.                                151,400       5,869,778
  Hartford Financial Services Group,
   Inc.                                       400,800      22,044,000
 *Hearst-Argyle Television, Inc.              238,600       5,857,630
  Helmerich & Payne, Inc.                     146,800       3,537,880
  Hibernia Corp.                              274,500       6,272,325
 #Hollinger International, Inc. Class A       268,700       4,275,017
 #Horton (D.R.), Inc.                         589,215      25,748,696
*#Human Genome Sciences, Inc.                  23,900         305,920
 *Humana, Inc.                                618,900      13,820,037
  Ikon Office Solutions, Inc.                   7,300          61,831
  Independence Community Bank
   Corp.                                       12,500         462,250
 *Ingram Micro, Inc.                          269,200       3,924,936
 *Instinet Group, Inc.                         15,200          81,472
 *InterActiveCorp                             394,400      12,956,040
 #International Paper Co.                   1,215,775      45,238,988
*#Invitrogen Corp.                             50,100       3,415,317
*#JDS Uniphase Corp.                        1,095,700       3,769,208
  John Hancock Financial Services,
   Inc.                                       358,800      13,185,900
  JP Morgan Chase & Co.                     2,244,400      79,361,984
  Kerr-McGee Corp.                            138,200       5,803,018
  KeyCorp                                     941,600      26,167,064
  Labranche & Co., Inc.                        19,700         162,919
  LaFarge North America, Inc.                 257,500       9,810,750

                                             SHARES         VALUE+
                                            ---------   -------------
 *Lear Corp.                                  110,900   $   6,558,626
 *Level 3 Communications, Inc.                195,500       1,071,340
 *Liberty Media Corp.                       4,139,400      45,740,370
  Lincoln National Corp.                      334,400      13,111,824
  Loews Corp.                                 636,800      27,146,784
 *LSI Logic Corp.                             425,400       3,985,998
  Lubrizol Corp.                              182,000       5,483,660
*#Lucent Technologies, Inc.                 1,193,800       3,820,160
 #Lyondell Chemical Co.                       447,200       6,636,448
  Mandalay Resort Group                       234,400      10,067,480
  Marathon Oil Corp.                          911,450      26,988,035
 #May Department Stores Co.                    63,100       1,870,915
  MBIA, Inc.                                  248,850      14,463,162
  MeadWestavco Corp.                          758,431      19,355,159
  MetLife, Inc.                             1,376,400      44,994,516
*#Metro-Goldwyn-Mayer, Inc.                   261,100       4,308,150
 #MGIC Investment Corp.                       116,900       6,189,855
*#MGM Grand, Inc.                             238,300       8,931,484
*#Micron Technology, Inc.                     597,900       7,778,679
*#Mony Group, Inc.                             51,200       1,613,824
  Nationwide Financial Services, Inc.          81,500       2,660,160
 *NCR Corp.                                    12,300         429,270
  Norfolk Southern Corp.                    1,537,600      32,920,016
 #Northrop Grumman Corp.                      320,271      29,666,703
 *Novell, Inc.                                 74,600         708,700
  Nucor Corp.                                  15,000         841,650
  Occidental Petroleum Corp.                  650,800      23,871,344
 #Odyssey Re Holdings Corp.                    22,300         510,447
  Old Republic International Corp.            334,275      12,388,232
   Omnicare, Inc.                              30,900       1,233,528
 *Owens-Illinois, Inc.                        264,400       2,982,432
 *Pacificare Health Systems, Inc.              25,000       1,627,750
 *Pactiv Corp.                                342,600       7,687,944
 *PanAmSat Corp.                              250,100       5,524,709
*#Park Place Entertainment Corp.              802,900       8,398,334
  Peabody Energy Corp.                         54,600       1,840,020
 #Penney (J.C.) Co., Inc.                   1,120,000      27,865,600
  PepsiAmericas, Inc.                         192,000       3,012,480
 *Phelps Dodge Corp.                          287,085      18,281,573
 #PMI Group, Inc.                             121,700       4,530,891
 *Pride International, Inc.                   253,400       4,041,730
  Principal Financial Group, Inc.             424,200      14,045,262
  Protective Life Corp.                        91,500       3,005,775
 *Providian Financial Corp.                   368,300       4,161,790
  Pulte Homes Inc.                            124,200      11,866,068
  Questar Corp.                               251,000       8,564,120
 *Qwest Communications International,
   Inc.                                     2,000,600       7,322,196
  Radian Group, Inc.                          155,200       7,659,120
 *Radio One, Inc.                               5,000          87,800
  Rayonier, Inc.                              147,781       5,479,738
  Raytheon Co.                              1,084,000      30,037,640
  Reinsurance Group of America, Inc.           64,100       2,381,315
*#Rite Aid Corp.                              969,800       5,964,270
 #RJ Reynolds Tobacco Holdings, Inc.          251,326      13,873,195
  Ryder System, Inc.                          275,400       8,589,726
  Safeco Corp.                                486,400      18,205,952
  Saint Paul Companies, Inc.                  695,326      25,796,595
 *Saks, Inc.                                  743,200      11,430,416
 *Sanmina Corp.                               639,900       7,800,381
 #Sears, Roebuck & Co.                        387,700      21,385,532
 *Smithfield Foods, Inc.                       68,400   $   1,603,980
 *Smurfit-Stone Container Corp.               469,026       7,673,265
 *Solectron Corp.                           1,155,300       6,758,505
  Sovereign Bancorp, Inc.                     781,020      17,697,913
 #Sprint Corp.                              1,610,400      24,139,896
  StanCorp Financial Group, Inc.               20,000       1,251,200
 #Starwood Hotels and Resorts
   Worldwide, Inc.                            573,500      19,768,545
  Steelcase, Inc. Class A                      47,400         587,760
 *Sun Microsystems, Inc.                    2,143,700       9,153,599
 #Sunoco, Inc.                                298,800      14,345,388
 #Supervalu, Inc.                             565,200      14,593,464
 *Tech Data Corp.                              69,000       2,541,960
  Telephone & Data Systems, Inc.               71,700       4,495,590
 *Tellabs, Inc.                               665,800       5,326,400
 #Temple-Inland, Inc.                         131,300       7,422,389
 *Tenet Healthcare Corp.                      466,400       6,814,104
 #Textron, Inc.                               123,000       6,130,320
 #Thomas & Betts Corp.                         46,900         975,520
  Tidewater, Inc.                             100,900       2,785,849
 *Time Warner, Inc                          5,860,700      95,412,196
  Torchmark Corp.                              33,300       1,468,530
 *Toys R Us, Inc.                             819,300       9,618,582
 *Triad Hospitals, Inc.                       100,300       3,470,380
  Tyson Foods, Inc. Class A                   912,556      12,456,389
 #Union Pacific Corp.                         824,200      52,485,056
  Unionbancal Corp.                            86,600       4,932,736
 *Unisys Corp.                                124,900       2,038,368
 *United States Cellular Corp.                 72,800       2,518,880
 #United States Steel Corp.                   326,200       8,106,070
  Unitrin, Inc.                               223,800       8,466,354
  UnumProvident Corp.                         838,989      12,526,106
  Valero Energy Corp.                         158,000       6,809,800
  Valhi, Inc.                                 158,500       2,190,470
 *VeriSign, Inc.                              166,300       2,695,723
  Viacom, Inc. Class B                      2,189,200      86,079,344
*#Vishay Intertechnology, Inc.                265,716       5,582,693
 *Vitesse Semiconductor, Inc.                   2,800          20,440
 *WebMD Corp.                                  25,800         236,070
  Weis Markets, Inc.                           20,800         738,400
  Wesco Financial Corp.                        13,540       4,726,137
 *Westport Resources Corp.                     30,800         834,680
 #Weyerhaeuser Co.                            407,500      23,227,500
  Worthington Industries, Inc.                133,200       1,907,424
 *Xerox Corp.                                  75,000         913,500
                                                        -------------
TOTAL COMMON STOCKS
  (Cost $2,138,684,770)                                 2,481,591,024
                                                        -------------

                                              FACE
                                             AMOUNT
                                           ----------
                                              (000)
TEMPORARY CASH
  INVESTMENTS -- (17.8%)
 Repurchase Agreement, PNC
  Capital Markets, Inc. 0.82%,
  12/01/03 (Collateralized by
  $30,415,000 FMC Discount
  Notes 1.11%, 03/25/04,
  valued at $30,300,944) to be
  repurchased at $29,855,040               $   29,853      29,853,000

                                                                                       FACE
                                                                                       AMOUNT          VALUE+
                                                                                     ----------   ----------------
                                                                                       (000)
 Repurchase agreements in a Pooled Cash Account, UBS Warburg and Deutsche
  Bank Securities Inc., 1.01% and 1.02% respectively, 12/01/03
  (Collateralized by $407,522,000 U.S. Treasury Obligations, rates ranging from 5.50% to 8.875%, maturities ranging from 08/15/04 to 05/15/30,
  valued at $504,174,949) to be repurchased at $491,299,458 (Cost $491,257,888)^     $  491,258   $    491,257,888
                                                                                                  ----------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $521,110,888)                                                                                   521,110,888
                                                                                                  ----------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,659,795,658) ++                                                                         $  3,002,701,912
                                                                                                  ================

----------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
^  Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $2,659,939,034

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $471,415 of securities on loan)     $   3,002,702
Cash                                                                            1
Receivables:
 Dividends and Interest                                                     5,099
 Securities Lending Income                                                     30
 Fund Shares Sold                                                           2,721
Prepaid Expenses and Other Assets                                               1
                                                                    -------------
 Total Assets                                                           3,010,554
                                                                    -------------

LIABILITIES:
Payables:
 Collateral on Securities Loaned                                          491,258
 Investment Securities Purchased                                            8,288
 Due to Advisor                                                               203
Accrued Expenses and Other Liabilities                                        143
                                                                    -------------
 Total Liabilities                                                        499,892
                                                                    -------------
NET ASSETS                                                          $   2,510,662
                                                                    =============

SHARES OUTSTANDING, $.01 PAR VALUE
 (Unlimited Number of Shares Authorized)                              162,958,804
                                                                    =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $       15.41
                                                                    =============
Investments at Cost                                                 $   2,659,796
                                                                    =============

NET ASSETS CONSIST OF:
Paid-In Capital                                                     $   2,246,856
Accumulated Net Investment Income (Loss)                                    1,705
Accumulated Net Realized Gain (Loss)                                      (80,806)
Unrealized Appreciation (Depreciation) of Investment Securities           342,907
                                                                    -------------
 Total Net Assets                                                   $   2,510,662
                                                                    =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends                                                       $      33,828
  Interest                                                                  303
  Income from Securities Lending                                            216
                                                                  -------------
          Total Investment Income                                        34,347
                                                                  -------------

EXPENSES
  Investment Advisory Services                                            1,939
  Accounting & Transfer Agent Fees                                          700
  Custodian Fees                                                            185
  Legal Fees                                                                 20
  Audit Fees                                                                 26
  Shareholders' Reports                                                      37
  Trustees' Fees and Expenses                                                27
  Other                                                                      29
                                                                  -------------
       Total Expenses                                                     2,963
                                                                  -------------
  NET INVESTMENT INCOME (LOSS)                                           31,384
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on investment Securities Sold                (48,309)
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities                                                          415,785
                                                                  -------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                              367,476
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     398,860
                                                                  =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 YEAR           YEAR
                                                                                 ENDED          ENDED
                                                                               NOV. 30,       NOV. 30,
                                                                                 2003           2002
                                                                              -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $    31,384    $    24,626
  Net Realized Gain (Loss) on Investment Securities Sold                          (48,309)       (21,142)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities       415,785       (154,346)
                                                                              -----------    -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations            398,860       (150,862)
                                                                              -----------    -----------
Distributions From:
  Net Investment Income                                                           (31,464)       (23,538)
                                                                              -----------    -----------
       Total Distributions                                                        (31,464)       (23,538)
                                                                              -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                                                   495,839        472,038
  Shares Issued in Lieu of Cash Distributions                                      31,027         22,203
  Shares Redeemed                                                                (121,409)      (219,115)
                                                                              -----------    -----------
       Net Increase (Decrease) from Capital Share Transactions                    405,457        275,126
                                                                              -----------    -----------
       Total Increase (Decrease)                                                  772,853        100,726

NET ASSETS
  Beginning of Period                                                           1,737,809      1,637,083
                                                                              -----------    -----------
  End of Period                                                               $ 2,510,662    $ 1,737,809
                                                                              ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                 36,572         34,223
     Shares Issued in Lieu of Cash Distributions                                    2,270          1,587
     Shares Redeemed                                                               (9,461)       (15,622)
                                                                              -----------    -----------
                                                                                   29,381         20,188
                                                                              ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                    2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $     13.01    $     14.44    $     14.71    $     17.79    $     18.79
                                                -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.21           0.20           0.25           0.33           0.34
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                    2.41          (1.43)          1.25           0.04           0.46
                                                -----------    -----------    -----------    -----------    -----------
    Total from Investment Operations                   2.62          (1.23)          1.50           0.37           0.80
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
  Net Investment Income                               (0.22)         (0.20)         (0.27)         (0.32)         (0.34)
  Net Realized Gains                                     --             --          (1.50)         (3.13)         (1.46)
                                                -----------    -----------    -----------    -----------    -----------
    Total Distributions                               (0.22)         (0.20)         (1.77)         (3.45)         (1.80)
                                                -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period                  $     15.41    $     13.01    $     14.44    $     14.71    $     17.79

Total Return                                          20.34%         (8.64)%        10.97%          3.06%          4.64%

Net Assets, End of Period (thousands)           $ 2,510,662    $ 1,737,809    $ 1,637,083    $ 1,735,343    $ 1,788,082
Ratio of Expenses to Average Net Assets                0.15%          0.15%          0.15%          0.16%          0.16%
Ratio of Net Investment Income to Average Net
  Assets                                               1.62%          1.49%          1.66%          2.20%          1.80%
Portfolio Turnover Rate                                   7%             9%             6%            26%            43%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

    In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $28,646.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                              $ 526,814
               Sales                                    127,799

    There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation          $   501,726
               Gross Unrealized Depreciation             (158,963)
                                                      -----------
               Net                                    $   342,763
                                                      ===========

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $80,662,000 of which $11,185,000, $21,142,000 and $48,335,000 will expire on November 30, 2009, 2010 and November 30, 2011 respectively.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit.

    There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. Borrowings under the line of credit by the Series during the year ended November 30, 2003 were as follows:

            WEIGHTED         WEIGHTED       NUMBER OF     INTEREST    MAXIMUM AMOUNT
             AVERAGE          AVERAGE         DAYS         EXPENSE    BORROWED DURING
          INTEREST RATE    LOAN BALANCE    OUTSTANDING    INCURRED      THE PERIOD
          -------------    ------------    -----------    --------    ---------------
              2.02%         $ 5,536,333         6          $ 1,862      $ 13,752,000

    There were no outstanding borrowings by the Series under the line of credit at November 30, 2003.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G. SECURITIES LENDING:

    As of November 30, 2003, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    The Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. LARGE CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                            PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993    90 portfolios in 4     Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983    investment companies   Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993    90 portfolios in 4     Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG    DFAIDG - since 1986    investment companies   Economics, Graduate School of Business, University of
and DEM.                   DIG - since 1993                              Chicago. Senior Vice-President, Lexecon Inc. (economics,
Trustee of DFAITC.         DEM - since 1994                              law, strategy and finance consulting). Formerly,
1101 E. 58th Street                                                      President, Cardean University (division of
Chicago, IL 60637                                                        UNext.com). Member of the Boards of Milwaukee Mutual
Date of Birth: 1/19/39                                                   Insurance Company and UNext.com. Formerly, Trustee, First
                                                                         Prairie Funds (registered investment company). Trustee,
                                                                         Harbor Fund (registered investment company) (13
                                                                         Portfolios).

   NAME, AGE, POSITION                            PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993    90 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981    investment companies   Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                              (software products). Chairman, Ibbotson Associates, Inc.,
Trustee of DFAITC.         DEM - since 1994                              Chicago, IL (software, data, publishing and
Yale School of Management                                                consulting). Partner, Zebra Capital Management, LLC (hedge
P.O. Box 208200                                                          fund manager). Formerly, Director, Hospital Fund,
New Haven, CT                                                            Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003   90 portfolios in 4     John and Natty McArthur University Professor, Graduate
Harvard Business School    DFA IDG - since 2003   investment companies   School of Business Administration, Harvard University
397 Morgan Hall            DFA DIG - since 2003                          (since 1998). George Fisher Baker Professor of Business
Soldiers Field             DEM - since 2003                              Administration, Graduate School of Business
Boston, MA 02163                                                         Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                   Co-founder, Chief Science Officer, Integrated Finance
                                                                         Limited (since 2002). Formerly, Partner, Long-Term Capital
                                                                         Management.

Myron S. Scholes           DFAITC - since 1993    90 portfolios in 4     Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG    DFAIDG - since 1981    investment companies   University. Partner, Oak Hill Capital Management. Chairman,
and DEM.                   DIG - since 1993                              Oak Hill Platinum Partners. Director, Chicago Mercantile
Trustee of DFAITC.         DEM - since 1994                              Exchange. Consultant, Arbor Investors. Formerly, Director,
Oak Hill Capital                                                         Smith Breeden Family of Funds and Partner, Long-Term
Management, Inc.                                                         Capital Management. Director, American Century Fund Complex
2775 Sand Hill Rd.                                                       (registered investment companies) (35 Portfolios).
Suite 220
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000    90 portfolios in 4     Boris and Irene Stern Professor of Accounting, Graduate
Director of DFAIDG, DIG    DFAIDG - since 2000    investment companies   School of Business, University of Chicago, Formerly,
and DEM.                   DIG - since 2000                              Marvin Bower Fellow, Harvard Business School (9/01 to
Trustee of DFAITC.         DEM - since 2000                              8/02). Director, HON Industries Inc. (office furniture) and
Graduate School of                                                       Director, Ryder System Inc. (transportation).
Business
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993    90 portfolios in 4     Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981    investment companies   Investment Officer and President of Dimensional Fund
Executive Officer, Chief   DIG - since 1992                              Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and     DEM - since 1994                              DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                 Investment Officer and President of DFAITC. Director and
and DEM. Chairman,                                                       Chief Investment Officer of Dimensional Fund Advisors
Trustee, Chief Executive                                                 Ltd. Director, Chief Executive Officer, Chief Investment
Officer, Chief Investment                                                Officer and President of DFA Australia Ltd. Director of
Officer and President of                                                 Dimensional Funds PLC. Chairman, Director, Chief Executive
DFAITC.                                                                  Officer and Chief Investment Officer of Dimensional Fund
1299 Ocean Avenue                                                        Advisors Canada Inc. (All Chief Investment Officer
Santa Monica, CA 90401                                                   positions held starting 1/1/2003 except for Dimensional
Date of Birth: 12/02/46                                                  Fund Advisors Canada Inc., which was from 6/17/2003.)

                                                                         Limited Partner, Oak Hill Partners. Director, University of
                                                                         Chicago Business School. Formerly, Director, SA Funds
                                                                         (registered investment company). Formerly Director, Assante
                                                                         Corporation (investment management) (until 2002).

   NAME, AGE, POSITION                            PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993    90 portfolios in 4     Chairman, Director and Chief Investment Officer of
Chairman and Director of   DFAIDG - since 1981    investment companies   Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.       DIG - since 1992                              DFAIDG, DIG and DEM. Chairman, Trustee and Chief Investment
Trustee and Chairman of    DEM - since 1994                              Officer of DFAITC. Director and President of Dimensional
DFAITC.                                                                  Fund Advisors Ltd. Director and Chief Investment Officer of
1299 Ocean Avenue                                                        DFA Australia Ltd. Director of Dimensional Funds PLC and
Santa Monica, CA 90401                                                   Dimensional Fund Advisors Canada Inc. (Chief Investment
Date of Birth: 9/07/44                                                   Officer positions held through 1/1/2003)

                                                                         Trustee, St. Louis University. Life Trustee and Member of
                                                                         Investment Committee, DePaul University. Director, The
                                                                         German St. Vincent Orphan Home. Member of Investment
                                                                         Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the DFA Entities and Dimensional
Vice President and Assistant                          Fund Advisors Canada Inc. Prior to April 2001, legal counsel for Dimensional
Secretary                                             (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to
Date of Birth: 1/24/67                                February 2000.

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 4/08/41

James L. Davis                        Since 1999      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Formerly at Kansas State University, Arthur Andersen & Co., and Phillips
Date of Birth: 11/29/56                               Petroleum Co.

Robert T. Deere                       Since 1994      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to April 2001, marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                Dimensional.

Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                          Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 1/21/61

Robert M. Fezekas                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Prior to December 2001, Portfolio Manager.
Date of Birth: 10/28/70

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Formerly, Professor and Associate Dean of the
Date of Birth: 11/24/61                                Leventhal School of Accounting (September 1998 to August 2001) and Academic
                                                      Director Master of Business Taxation Program (June 1996 to August 2001) at the
                                                      University of Southern California Marshall School of Business.

Henry F. Gray                         Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
          AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                       Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset
Date of Birth: 12/21/54                               Management, Inc. (October 2000 to December 2002); Director, Assante Capital
                                                      Management (October 2000 to December 2002); President and Chief Executive
                                                      Officer, Assante Capital Management (October 2000 to April 2001); Executive
                                                      Vice President, Assante Corporation (May 2001 to December 2002); Director,
                                                      Assante Asset Management Ltd. (September 1997 to December 2002); President and
                                                      Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May
                                                      2001); Executive Vice President, Loring Ward (financial services company)
                                                      (January 1996 to September 1998)

Stephen P. Manus                      Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Date of Birth: 12/26/50

David M. New                          Since 2003      Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                        becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                               (investment consulting firm) from December 2000 to June 2002; and President,
                                                      Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                   Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                          Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                President and Assistant Secretary. Director, Dimensional Funds PLC. Vice
                                                      President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                       Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                    Since 2002      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Research Associate for Dimensional Fund Advisors
Date of Birth: 1/28/67                                Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000)
                                                      and Faculty-Postdoctural Fellow (August 1997 to August 1998), California
                                                      Institute of Technology.

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA Entities
Vice President, Chief Financial                       and Dimensional Fund Advisors Canada Inc. Director, Dimensional Funds, PLC.
Officer and Treasurer
Date of Birth: 10/12/55

David E. Schneider                    Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. Prior to 2001 and currently, Regional Director of
Santa Monica, CA                                      Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                     Since 2001      Vice President of all the DFA Entities. Director, Dimensional Funds PLC.
Vice President                                        Managing Principal, Payden & Rygel Investment Counsel from April 1998 through
Santa Monica, CA                                      December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                              Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
          AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                       Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.
Vice President                                        and DFA Australia Limited. President of Dimensional Fund Advisors Canada
Santa Monica, CA                                      Inc. Prior to 2001 and currently, Director of Financial Advisors Services of
Date of Birth: 3/03/45                                Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                            ------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                          1
      Management's Discussion and Analysis                                       2
      Statement of Assets and Liabilities                                        4
      Statement of Operations                                                    5
      Statements of Changes in Net Assets                                        6
      Financial Highlights                                                       7
      Notes to Financial Statements                                              8
      Report of Independent Certified Public Accountants                        10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE SERIES
      Performance Chart                                                         11
      Schedule of Investments                                                   12
      Statement of Assets and Liabilities                                       27
      Statement of Operations                                                   28
      Statements of Changes in Net Assets                                       29
      Financial Highlights                                                      30
      Notes to Financial Statements                                             31
      Report of Independent Certified Public Accountants                        34

FUND MANAGEMENT                                                                 35

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
AUGUST 2, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                    U.S. SMALL CAP VALUE PORTFOLIO II   RUSSELL 2000 VALUE INDEX
Aug-1994                                   $   10,000                $    10,000
Aug-1994                                   $   10,300                $    10,335
Sep-1994                                   $   10,260                $    10,225
Oct-1994                                   $   10,110                $    10,038
Nov-1994                                   $    9,761                $     9,633
Dec-1994                                   $    9,855                $     9,922
Jan-1995                                   $    9,956                $     9,874
Feb-1995                                   $   10,301                $    10,239
Mar-1995                                   $   10,423                $    10,289
Apr-1995                                   $   10,787                $    10,595
May-1995                                   $   11,081                $    10,822
Jun-1995                                   $   11,516                $    11,192
Jul-1995                                   $   12,133                $    11,600
Aug-1995                                   $   12,518                $    11,945
Sep-1995                                   $   12,660                $    12,123
Oct-1995                                   $   12,042                $    11,639
Nov-1995                                   $   12,485                $    12,101
Dec-1995                                   $   12,697                $    12,476
Jan-1996                                   $   12,655                $    12,559
Feb-1996                                   $   12,924                $    12,756
Mar-1996                                   $   13,275                $    13,024
Apr-1996                                   $   13,957                $    13,379
May-1996                                   $   14,504                $    13,718
Jun-1996                                   $   14,194                $    13,556
Jul-1996                                   $   13,306                $    12,835
Aug-1996                                   $   13,904                $    13,392
Sep-1996                                   $   14,380                $    13,757
Oct-1996                                   $   14,483                $    13,917
Nov-1996                                   $   15,166                $    14,666
Dec-1996                                   $   15,498                $    15,142
Jan-1997                                   $   15,899                $    15,376
Feb-1997                                   $   15,888                $    15,522
Mar-1997                                   $   15,476                $    15,106
Apr-1997                                   $   15,402                $    15,328
May-1997                                   $   16,870                $    16,548
Jun-1997                                   $   17,926                $    17,385
Jul-1997                                   $   18,993                $    18,115
Aug-1997                                   $   19,669                $    18,403
Sep-1997                                   $   21,189                $    19,627
Oct-1997                                   $   20,439                $    19,093
Nov-1997                                   $   20,259                $    19,303
Dec-1997                                   $   20,277                $    19,958
Jan-1998                                   $   20,036                $    19,596
Feb-1998                                   $   21,543                $    20,782
Mar-1998                                   $   22,422                $    21,626
Apr-1998                                   $   22,861                $    21,732
May-1998                                   $   21,993                $    20,962
Jun-1998                                   $   21,553                $    20,843
Jul-1998                                   $   19,969                $    19,211
Aug-1998                                   $   16,296                $    16,203
Sep-1998                                   $   16,758                $    17,118
Oct-1998                                   $   17,473                $    17,626
Nov-1998                                   $   18,397                $    18,104
Dec-1998                                   $   18,824                $    18,673
Jan-1999                                   $   19,122                $    18,249
Feb-1999                                   $   17,546                $    17,002
Mar-1999                                   $   17,211                $    16,863
Apr-1999                                   $   19,058                $    18,402
May-1999                                   $   19,950                $    18,967
Jun-1999                                   $   21,176                $    19,654
Jul-1999                                   $   21,077                $    19,188
Aug-1999                                   $   20,506                $    18,486
Sep-1999                                   $   19,960                $    18,116
Oct-1999                                   $   19,266                $    17,754
Nov-1999                                   $   20,158                $    17,846
Dec-1999                                   $   21,307                $    18,394
Jan-2000                                   $   21,155                $    17,914
Feb-2000                                   $   23,114                $    19,009
Mar-2000                                   $   23,198                $    19,098
Apr-2000                                   $   22,369                $    19,211
May-2000                                   $   21,446                $    18,917
Jun-2000                                   $   22,522                $    19,469
Jul-2000                                   $   22,509                $    20,117
Aug-2000                                   $   24,163                $    21,017
Sep-2000                                   $   23,721                $    20,897
Oct-2000                                   $   22,824                $    20,822
Nov-2000                                   $   21,582                $    20,397
Dec-2000                                   $   23,259                $    22,587
Jan-2001                                   $   25,667                $    23,211
Feb-2001                                   $   25,164                $    23,178
Mar-2001                                   $   24,555                $    22,807
Apr-2001                                   $   26,062                $    23,863
May-2001                                   $   27,678                $    24,477
Jun-2001                                   $   28,713                $    25,461
Jul-2001                                   $   28,243                $    24,890
Aug-2001                                   $   27,878                $    24,803
Sep-2001                                   $   23,811                $    22,065
Oct-2001                                   $   24,756                $    22,641
Nov-2001                                   $   26,692                $    24,269
Dec-2001                                   $   28,571                $    25,754
Jan-2002                                   $   29,005                $    26,097
Feb-2002                                   $   28,971                $    26,256
Mar-2002                                   $   31,833                $    28,222
Apr-2002                                   $   33,272                $    29,216
May-2002                                   $   32,247                $    28,249
Jun-2002                                   $   31,589                $    27,624
Jul-2002                                   $   26,661                $    23,519
Aug-2002                                   $   26,331                $    23,416
Sep-2002                                   $   24,422                $    21,744
Oct-2002                                   $   24,820                $    22,070
Nov-2002                                   $   26,937                $    23,831
Dec-2002                                   $   25,978                $    22,814
Jan-2003                                   $   25,092                $    22,170
Feb-2003                                   $   24,063                $    21,426
Mar-2003                                   $   24,008                $    21,655
Apr-2003                                   $   26,553                $    23,712
May-2003                                   $   29,675                $    26,133
Jun-2003                                   $   30,776                $    26,575
Jul-2003                                   $   32,943                $    27,901
Aug-2003                                   $   34,640                $    28,961
Sep-2003                                   $   34,369                $    28,628
Oct-2003                                   $   37,835                $    30,961
Nov-2003                                   $   39,406                $    32,150

ANNUALIZED            ONE        FIVE        FROM
TOTAL RETURN (%)      YEAR      YEARS   AUGUST 2, 1994
------------------------------------------------------
                      46.29     16.46       15.84

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for the year ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                     61.06%
Russell 2000 Index (small companies)                                      36.28%
Russell 1000 Index (large companies)                                      16.95%

      Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                 18.38%
Russell 3000 Growth Index                                                18.10%

      When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                          34.91%
Russell 2000 Growth Index (small growth companies)                        37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)              30.78%
Russell 1000 Value Index (large value companies)                          17.17%
Russell 1000 Growth Index (large growth companies)                        16.75%
S&P 500/Barra Value Index (large value companies)                         17.67%
S&P 500/Barra Growth Index (large growth companies)                       12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

      Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

      The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. SMALL CAP VALUE PORTFOLIO II

      The U.S. Small Cap Value Portfolio II seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2003, the Master Fund held 1,611 stocks and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.61% of Master Fund assets.

      As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index and 32.63% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small Cap Value Portfolio II over this period was 46.29%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Value Series of The
  DFA Investment Trust Company (15,169,414 Shares, Cost
  $236,397++) at Value+                                             $    306,422
Receivable for Fund Shares Sold                                            1,531
Prepaid Expenses and Other Assets                                              9
                                                                    ------------
      Total Assets                                                       307,962
                                                                    ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                          1,531
  Due to Advisor                                                               2
Accrued Expenses and Other Liabilities                                        23
                                                                    ------------
      Total Liabilities                                                    1,556
                                                                    ------------
NET ASSETS                                                          $    306,406
                                                                    ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                            14,036,984
                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      21.83
                                                                    ============

NET ASSETS CONSIST OF:
Paid-In Capital                                                     $    242,336
Accumulated Net Investment Income (Loss)                                   1,413
Accumulated Net Realized Gain (Loss)                                      (7,368)
Unrealized Appreciation (Depreciation) from Investment Securities         70,025
                                                                    ------------
      Total Net Assets                                              $    306,406
                                                                    ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $253,930.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                  $      1,715
                                                                    ------------
EXPENSES
   Administrative Services                                                    20
   Accounting & Transfer Agent Fees                                            4
   Legal Fees                                                                 13
   Audit Fees                                                                  2
   Filing Fees                                                                18
   Shareholders' Reports                                                      30
   Directors' Fees and Expenses                                                2
   Other                                                                       1
                                                                    ------------
          Total Expenses                                                      90
                                                                    ------------
   NET INVESTMENT INCOME (LOSS)                                            1,625
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                             13,082
   Net Realized Gain (Loss) on Investment Securities Sold                 (7,232)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                73,938
                                                                    ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                               79,788
                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $     81,413
                                                                    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      NOV. 30,       NOV. 30,
                                                                        2003           2002
                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $      1,625   $      1,071
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                             13,082         12,043
   Net Realized Gain (Loss) on Investment Securities Sold                 (7,232)       (10,556)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                73,938        (15,233)
                                                                    ------------   ------------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations                                     81,413        (12,675)
                                                                    ------------   ------------
Distributions From:
   Net Investment Income                                                  (1,124)          (876)
   Net Short-Term Gains                                                       --         (1,171)
   Net Long-Term Gains                                                    (5,607)       (13,677)
                                                                    ------------   ------------
          Total Distributions                                             (6,731)       (15,724)
                                                                    ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                          81,330        123,272
   Shares Issued in Lieu of Cash Distributions                             6,731         15,724
   Shares Redeemed                                                       (30,925)       (59,897)
                                                                    ------------   ------------
          Net Increase (Decrease) from Capital Share Transactions         57,136         79,099
                                                                    ------------   ------------
          Total Increase (Decrease)                                      131,818         50,700
NET ASSETS
   Beginning of Period                                                   174,588        123,888
                                                                    ------------   ------------
   End of Period                                                    $    306,406   $    174,588
                                                                    ============   ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                        4,363          6,978
      Shares Issued in Lieu of Cash Distributions                            458            982
      Shares Redeemed                                                     (2,023)        (3,792)
                                                                    ------------   ------------
                                                                           2,798          4,168
                                                                    ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR           YEAR           YEAR           YEAR            YEAR
                                                       ENDED          ENDED          ENDED          ENDED           ENDED
                                                      NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                        2003           2002           2001           2000           1999
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                 $    15.53     $    17.52     $    15.65     $    16.26     $    16.73
                                                     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.12           0.10           0.12           0.13           0.10
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                            6.78           0.13           3.28           0.91           1.29
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           6.90           0.23           3.40           1.04           1.39
                                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS

   Net Investment Income                                  (0.10)         (0.12)         (0.13)         (0.11)         (0.09)
   Net Realized Gains                                     (0.50)         (2.10)         (1.40)         (1.54)         (1.77)
                                                     ----------     ----------     ----------     ----------     ----------
Total Distributions                                       (0.60)         (2.22)         (1.53)         (1.65)         (1.86)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                       $    21.83     $    15.53     $    17.52     $    15.65     $    16.26
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                              46.30%          0.93%         23.65%          7.07%          9.60%

Net Assets, End of Period (thousands)                $  306,406     $  174,588     $  123,888     $   76,993     $   70,150
Ratio of Expenses to Average Net Assets                    0.30%          0.33%          0.42%          0.42%          0.44%
Ratio of Net Investment Income to Average
   Net Assets                                              0.82%          0.61%          0.79%          0.76%          0.59%
Portfolio Turnover Rate                                     N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                35%            30%            13%            32%            29%

----------
N/A Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,860.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2003, there are no previously waived fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation                           $  70,025
               Gross Unrealized Depreciation                             (17,533)
                                                                       ---------
               Net                                                     $  52,492
                                                                       =========

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. SMALL CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                      THE U.S. SMALL CAP VALUE SERIES   RUSSELL 2000 VALUE INDEX
Nov-1993                                   $   10,000                $    10,000
Dec-1993                                   $   10,201                $    10,294
Jan-1994                                   $   10,727                $    10,660
Feb-1994                                   $   10,701                $    10,630
Mar-1994                                   $   10,346                $    10,154
Apr-1994                                   $   10,419                $    10,254
May-1994                                   $   10,455                $    10,240
Jun-1994                                   $   10,265                $     9,974
Jul-1994                                   $   10,437                $    10,159
Aug-1994                                   $   10,801                $    10,558
Sep-1994                                   $   10,764                $    10,446
Oct-1994                                   $   10,610                $    10,255
Nov-1994                                   $   10,253                $     9,841
Dec-1994                                   $   10,359                $    10,136
Jan-1995                                   $   10,470                $    10,087
Feb-1995                                   $   10,840                $    10,461
Mar-1995                                   $   10,969                $    10,512
Apr-1995                                   $   11,357                $    10,824
May-1995                                   $   11,680                $    11,056
Jun-1995                                   $   12,143                $    11,434
Jul-1995                                   $   12,808                $    11,851
Aug-1995                                   $   13,214                $    12,203
Sep-1995                                   $   13,381                $    12,385
Oct-1995                                   $   12,735                $    11,891
Nov-1995                                   $   13,208                $    12,363
Dec-1995                                   $   13,440                $    12,746
Jan-1996                                   $   13,401                $    12,830
Feb-1996                                   $   13,690                $    13,032
Mar-1996                                   $   14,076                $    13,305
Apr-1996                                   $   14,809                $    13,668
May-1996                                   $   15,389                $    14,014
Jun-1996                                   $   15,070                $    13,849
Jul-1996                                   $   14,134                $    13,112
Aug-1996                                   $   14,781                $    13,681
Sep-1996                                   $   15,284                $    14,055
Oct-1996                                   $   15,400                $    14,218
Nov-1996                                   $   16,133                $    14,983
Dec-1996                                   $   16,491                $    15,470
Jan-1997                                   $   16,920                $    15,708
Feb-1997                                   $   16,920                $    15,857
Mar-1997                                   $   16,482                $    15,432
Apr-1997                                   $   16,411                $    15,659
May-1997                                   $   17,970                $    16,905
Jun-1997                                   $   19,102                $    17,761
Jul-1997                                   $   20,245                $    18,507
Aug-1997                                   $   20,969                $    18,801
Sep-1997                                   $   22,590                $    20,051
Oct-1997                                   $   21,795                $    19,506
Nov-1997                                   $   21,612                $    19,720
Dec-1997                                   $   21,634                $    20,389
Jan-1998                                   $   21,374                $    20,020
Feb-1998                                   $   22,992                $    21,231
Mar-1998                                   $   23,930                $    22,093
Apr-1998                                   $   24,406                $    22,201
May-1998                                   $   23,479                $    21,415
Jun-1998                                   $   23,014                $    21,293
Jul-1998                                   $   21,327                $    19,626
Aug-1998                                   $   17,401                $    16,553
Sep-1998                                   $   17,898                $    17,488
Oct-1998                                   $   18,668                $    18,007
Nov-1998                                   $   19,656                $    18,495
Dec-1998                                   $   20,117                $    19,076
Jan-1999                                   $   20,441                $    18,643
Feb-1999                                   $   18,755                $    17,370
Mar-1999                                   $   18,406                $    17,227
Apr-1999                                   $   20,379                $    18,800
May-1999                                   $   21,341                $    19,377
Jun-1999                                   $   22,652                $    20,079
Jul-1999                                   $   22,552                $    19,603
Aug-1999                                   $   21,941                $    18,885
Sep-1999                                   $   21,366                $    18,508
Oct-1999                                   $   20,629                $    18,137
Nov-1999                                   $   21,576                $    18,232
Dec-1999                                   $   22,823                $    18,792
Jan-2000                                   $   22,656                $    18,301
Feb-2000                                   $   24,761                $    19,419
Mar-2000                                   $   24,845                $    19,511
Apr-2000                                   $   23,965                $    19,626
May-2000                                   $   22,976                $    19,325
Jun-2000                                   $   24,134                $    19,890
Jul-2000                                   $   24,119                $    20,552
Aug-2000                                   $   25,904                $    21,471
Sep-2000                                   $   25,430                $    21,348
Oct-2000                                   $   24,481                $    21,271
Nov-2000                                   $   23,150                $    20,837
Dec-2000                                   $   24,955                $    23,075
Jan-2001                                   $   27,536                $    23,712
Feb-2001                                   $   27,002                $    23,679
Mar-2001                                   $   26,348                $    23,300
Apr-2001                                   $   27,966                $    24,379
May-2001                                   $   29,705                $    25,006
Jun-2001                                   $   30,825                $    26,011
Jul-2001                                   $   30,326                $    25,428
Aug-2001                                   $   29,929                $    25,339
Sep-2001                                   $   25,574                $    22,542
Oct-2001                                   $   26,589                $    23,130
Nov-2001                                   $   28,674                $    24,793
Dec-2001                                   $   30,695                $    26,310
Jan-2002                                   $   31,174                $    26,660
Feb-2002                                   $   31,137                $    26,823
Mar-2002                                   $   34,219                $    28,832
Apr-2002                                   $   35,769                $    29,847
May-2002                                   $   34,661                $    28,859
Jun-2002                                   $   33,954                $    28,221
Jul-2002                                   $   28,667                $    24,028
Aug-2002                                   $   28,303                $    23,922
Sep-2002                                   $   26,254                $    22,214
Oct-2002                                   $   26,695                $    22,547
Nov-2002                                   $   28,975                $    24,346
Dec-2002                                   $   27,940                $    23,307
Jan-2003                                   $   26,979                $    22,649
Feb-2003                                   $   25,873                $    21,888
Mar-2003                                   $   25,832                $    22,123
Apr-2003                                   $   28,567                $    24,224
May-2003                                   $   31,929                $    26,698
Jun-2003                                   $   33,098                $    27,149
Jul-2003                                   $   35,438                $    28,503
Aug-2003                                   $   37,277                $    29,587
Sep-2003                                   $   36,987                $    29,246
Oct-2003                                   $   40,704                $    31,630
Nov-2003                                   $   42,399                $    32,845

ANNUALIZED           ONE        FIVE       TEN
TOTAL RETURN (%)     YEAR       YEARS      YEARS
------------------------------------------------
                     46.33      16.62      15.54

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                          SHARES          VALUE+
                                                          ------          ------
COMMON STOCKS -- (92.7%)
  1st Source Corp.                                       224,624   $   5,042,809
 *24/7 Real Media, Inc.                                  139,700         210,947
 *3-D Systems Corp.                                       85,700         779,870
 *AAR Corp.                                              799,130       8,358,900
  ABC Bancorp                                             18,280         307,470
 *Abgenix, Inc.                                          386,730       4,358,447
*#Abiomed, Inc.                                           27,109         200,308
 *Ablest, Inc.                                            16,800          91,560
  Abrams Industries, Inc.                                 10,000          41,500
 *ABX Air, Inc.                                          871,600       3,442,820
 *Aclara Biosciences, Inc.                               234,742         751,174
 *Acme Communications, Inc.                              281,009       2,388,576
 *Acme United Corp.                                        8,700          45,675
 *ACT Teleconferencing, Inc.                             131,022         216,186
 *Active Power, Inc.                                     739,200       2,483,712
  Acuity Brands, Inc.                                     69,000       1,645,650
 *Adams Resources & Energy, Inc.                           6,700          77,854
 *Adaptec, Inc.                                          465,590       4,101,848
 *Adept Technology, Inc.                                  96,800         174,240
 *Administaff, Inc.                                      234,800       3,512,608
 *Advanced Digital Information Corp.                      53,100         805,527
*#Advanced Magnetics, Inc.                                82,700       1,178,475
 *Advanced Power Technology, Inc.                        168,726       1,385,240
  Advanta Corp. Class A                                  269,589       3,383,342
  Advanta Corp. Class B Non-Voting                       447,674       5,748,134
 *Advent Software, Inc.                                   24,300         425,493
 *Aehr Test Systems                                       89,200         345,115
 *AEP Industries, Inc.                                   175,150       1,266,334
 *Aether Systems, Inc.                                 1,111,975       5,526,516
 *Aetrium, Inc.                                          139,100         493,805
 *AG Services America, Inc.                                9,600          81,120
 *Agile Software Corp.                                   133,300       1,464,967
  Agilysys, Inc.                                         795,446       8,956,722
 *Air Methods Corp.                                      100,900         913,145
 *Airnet Systems, Inc.                                   200,900         701,141
 *Airspan Networks, Inc.                                  96,100         231,601
 *AK Steel Holding Corp.                               2,059,316       6,177,948
*#Akamai Technologies, Inc.                              823,500      11,051,370
  Alamo Group, Inc.                                      158,700       2,337,651
 *Alaska Air Group, Inc.                                 693,900      19,956,564
 *Alaska Communications Systems Group, Inc.              259,300       1,293,648
 *Alderwoods Group, Inc.                                  75,400         668,044
 *Aldila, Inc.                                            78,966         280,329
  Alexander & Baldwin, Inc.                              802,063      25,232,902
 *Alexion Pharmaceuticals, Inc.                          264,300       4,955,625
  Alico, Inc.                                             46,500       1,622,850
 *All American Semiconductor, Inc.                        29,260         132,548
  Allegheny Technologies, Inc.                           406,700       3,334,940
  Allen Organ Co. Class B                                  5,000         238,750
 *Alliance Semiconductor Corp.                           870,446       7,189,884
 *Allied Defense Group, Inc.                              75,700       1,591,971
 *Allied Healthcare International, Inc.                  228,600       1,271,016
 *Allied Healthcare Products, Inc.                       124,200         504,252
 *Allied Holdings, Inc.                                  111,535         511,946
 *Allied Motion Technologies, Inc.                        45,300         200,679
 *Allmerica Financial Corp.                              588,500      16,095,475
 *Allou Health Care, Inc. Class A                         97,500   $       4,972
 *Alloy, Inc.                                            588,175       3,164,381
 *Allscripts Healthcare Solutions, Inc.                  510,600       2,772,558
 *Almost Family, Inc.                                     13,700         115,765
 *Alpha Technologies Group, Inc.                          82,112         119,062
  Alpharma, Inc. Class A                               1,021,600      20,585,240
*#Alterra Healthcare Corp.                               372,400              48
  Ambassadors, Inc.                                      159,300       2,083,644
 *AMC Entertainment, Inc.                                463,900       7,028,085
 *Amcast Industrial Corp.                                149,800         352,030
*#Amerco, Inc.                                           242,700       6,620,856
*#America West Holdings Corp.
    Class B                                              664,200      10,029,420
 *American Banknote Corp.                                    745             488
  American Biltrite, Inc.                                 45,600         306,888
 *American Building Control, Inc.                        187,600         318,920
#American Business Financial Services, Inc.               39,259         161,786
 *American Ecology Corp.                                  48,100         223,184
*#American Greetings Corp. Class A                     1,278,100      26,993,472
  American Home Mortgage Holdings,
    Inc.                                                   4,100          92,004
 *American Indemnity Financial Escrow                     14,200          14,200
 *American Independence Corp.                             14,600         158,264
 *American Management Systems, Inc.                       45,900         684,369
 *American Medical Electronics, Inc.
    (Escrow-Bonus)                                        20,800               0
 *American Medical Electronics, Inc.
    (Escrow-Earnings)                                     20,800               0
 *American Medical Security Group, Inc.                  336,800       7,574,632
 *American Pacific Corp.                                 104,300         985,635
 *American Physicians Capital, Inc.                      225,784       3,725,436
 *American Physicians Services Group,
    Inc.                                                  36,300         299,475
 *American Retirement Corp.                              279,800         867,380
  American Shared Hospital Services                        2,100          13,020
  American Software, Inc. Class A                        280,250       1,723,537
 *American Superconductor Corp.                          349,800       3,693,888
 *American Technical Ceramics Corp.                       83,100         590,010
  Americana Bancorp, Inc.                                 26,030         398,780
*#Americredit Corp.                                      268,300       3,608,635
  AmeriServe Financial, Inc.                             304,288       1,521,440
  Ameron International Corp.                             117,400       3,874,200
 #AmerUs Group Co.                                       486,485      17,489,136
*#Ames Department Stores, Inc.                             9,919              15
 *Amistar Corp.                                           42,300          87,138
  Ampco-Pittsburgh Corp.                                 200,000       2,144,000
  Amrep Corp.                                             96,692       1,498,726
 *Amtech Systems, Inc.                                     6,000          41,700
 *Amwest Insurance Group, Inc.                            23,990             192
 *Anadigics, Inc.                                        486,577       3,260,066
 *Analysts International Corp.                           245,810         762,011
*#Analytical Surveys, Inc.                                   830           2,341
 *Anaren, Inc.                                           363,340       5,439,200
  Andersons, Inc.                                         96,700       1,623,593
*#Andrew Corp.                                         1,086,522      12,788,364
 *Angeion Corp.                                              315             668
  Angelica Corp.                                         146,000       3,014,900

                                                          SHARES          VALUE+
                                                          ------          ------
 *Angelo & Maxie's, Inc.                                  25,350   $      55,897
 *AnswerThink, Inc.                                      141,500         847,585
*#Antigenics, Inc.                                         1,900          23,446
 *APA Optics, Inc.                                       157,400         393,500
  Apogee Enterprises, Inc.                               175,400       2,074,982
  Applica, Inc.                                          615,100       4,490,230
 *Applied Extrusion Technologies, Inc.                   247,300         615,777
  Applied Industrial Technologies, Inc.                  497,600      11,793,120
 *Applied Innovation, Inc.                                51,000         332,010
 *Applied Micro Circuits Corp.                            46,600         301,036
 *Applied Molecular Evolution, Inc.                      107,339       1,904,194
 *Apropos Technology, Inc.                               263,400       1,053,600
*#Aradigm Corp.                                            4,100           7,585
*#Arch Capital Group, Ltd.                                67,300       2,487,408
  Arch Chemicals, Inc.                                   481,387      11,018,948
 *Arena Pharmaceuticals, Inc.                            742,844       5,118,195
 *Argonaut Group, Inc.                                   519,791       8,316,656
 *Argonaut Technologies, Inc.                              8,200          10,332
 *Ariba, Inc.                                            865,100       2,733,716
 *Ark Restaurants Corp.                                   21,300         270,510
 *Arlington Hospitality, Inc.                             70,000         266,700
 *Armor Holdings, Inc.                                    12,400         300,700
*#Armstrong Holdings, Inc.                               389,200         338,604
 *Arqule, Inc.                                           568,649       2,797,753
 *Array BioPharma, Inc.                                   23,000         120,750
 *Arris Group, Inc.                                    1,684,241      10,863,354
 *Art Technology Group, Inc.                              52,300          88,910
 *Artesyn Technologies, Inc.                             433,000       3,416,370
  ASB Financial Corp.                                     14,600         343,100
 *Ascential Software Corp.                               417,288      10,557,386
 *Ashworth, Inc.                                         338,703       2,760,429
 *Aspect Communications Corp.                            300,414       4,422,094
 *Aspen Technology, Inc.                                 353,800       2,720,722
 *Astea International, Inc.                               13,200          33,660
 *Astec Industries, Inc.                                 325,364       4,291,551
  Astro-Med, Inc.                                         56,575         914,818
 *Astronics Corp.                                         19,687          97,352
 *Astronics Corp. Class B                                  7,756          40,719
*#AstroPower, Inc.                                        28,600          20,592
 *ATA Holdings Corp.                                     184,300       1,677,130
 *Atari, Inc.                                             11,280          46,248
 *Atlantic American Corp.                                 42,900         113,685
 *Atlantis Plastics, Inc.                                 60,800         663,936
*#Atlas Air Worldwide Holdings, Inc.                     527,800         348,348
 *ATP Oil & Gas Corp.                                    102,300         517,638
  Atrion Corp.                                            36,150       1,735,200
 *ATS Medical, Inc.                                       13,800          51,888
 *Atwood Oceanics, Inc.                                  168,011       4,316,203
 *Audiovox Corp. Class A                                 536,949       7,447,483
 *Ault, Inc.                                              93,300         251,910
 *Aurora Foods, Inc.                                     534,673           8,555
 *Avalon Holding Corp. Class A                            25,112          65,417
 *Avanex Corp.                                           405,100       1,920,174
 *Avatar Holdings, Inc.                                   75,500       2,555,675
 *Aviall, Inc.                                           364,200       5,827,200
 *Avici Systems Inc.                                     142,038       1,221,527
 *Avigen, Inc.                                           523,218       3,400,917
 *Avteam, Inc. Class A                                    80,300              84
 *Aware, Inc.                                            447,799       1,491,171
 *Axcelis Technologies, Inc.                              87,120         999,266
 *Axsys Technologies, Inc.                                62,200         865,202
 *AXT, Inc.                                              321,728   $   1,100,310
 *Aztar Corp.                                            693,000      15,419,250
 *AZZ, Inc.                                               80,900         985,362
 *Badger Paper Mills, Inc.                                10,400          47,944
  Bairnco Corp.                                          114,700         765,049
 *Baker (Michael) Corp.                                   79,400         841,640
  Baldwin & Lyons, Inc. Class B                           82,425       2,058,976
 *Baldwin Technology, Inc. Class A                       219,700         659,100
 *Ballantyne Omaha, Inc.                                  32,200          67,620
 *Bally Total Fitness Holding Corp.                      883,500       6,184,500
 *Bancinsurance Corp.                                     76,470         502,408
  Bandag, Inc. Class A                                   112,600       4,346,360
 *BankUnited Financial Corp. Class A                     121,400       3,089,630
  Banner Corp.                                           295,893       7,441,709
 *Barrett Business Services, Inc.                         84,800       1,255,040
 *Barry (R.G.) Corp.                                     154,464         919,061
  Bassett Furniture Industries, Inc.                     301,305       4,941,402
 *Bay View Capital Corp.                               1,515,142       9,196,912
 *Bayou Steel Corp. Class A                              169,900             849
 *BCT International, Inc.                                 11,100          22,033
 *BE Aerospace, Inc.                                      10,325          59,369
 *Beazer Homes USA, Inc.                                  66,700       7,117,557
  Bel Fuse, Inc. Class A                                  13,000         341,575
  Belden, Inc.                                           660,255      13,007,023
 *Bell Industries, Inc.                                  161,863         437,030
 *Bell Microproducts, Inc.                               475,483       4,093,909
 *Bethlehem Steel Corp.                                1,057,000          16,912
 *Beverly Enterprises                                  2,136,700      16,730,361
 *BF Enterprises, Inc.                                     2,300          19,492
 *Big 4 Ranch, Inc.                                       73,300               0
 *Bioanalytical Systems, Inc.                             17,100          75,924
 *Biocryst Pharmaceuticals, Inc .                         36,000         294,840
 *Biosource International, Inc.                          128,400         937,320
  Black Hills Corp.                                            3              97
  Blair Corp.                                            173,390       4,334,750
 *Blonder Tongue Laboratories, Inc.                       22,600          72,320
 *Bluegreen Corp.                                        379,098       2,388,317
 *BMC Industries, Inc.                                   241,800          12,090
 *BNS Co. Class A                                         46,855         262,388
 *Boca Resorts, Inc.                                     813,664      11,619,122
 *Bogen Communications International, Inc.                44,700         219,030
 *Bolt Technology Corp.                                   13,700          52,745
 *Bombay Co., Inc.                                       293,340       3,000,868
  Bon-Ton Stores, Inc.                                   211,300       2,831,420
 *Books-a-Million, Inc.                                  313,700       1,411,650
 *Boston Biomedical, Inc.                                 56,300         140,750
  Bostonfed Bancorp, Inc.                                 51,260       1,658,261
 *Bottomline Technologies, Inc.                           83,000         747,000
  Bowl America, Inc. Class A                              54,022         742,802
  Bowne & Co., Inc.                                      712,832      10,507,144
 *Brass Eagle, Inc.                                      131,400       1,214,136
 *Braun Consulting, Inc.                                 198,200         495,500
 *Brigham Exploration Co.                                 45,700         327,166
 *BrightStar Information Technology Group, Inc.          106,200          10,620
 *Brillian Corp.                                         122,950         979,911
 *Brooktrout, Inc.                                       254,727       3,749,581
 *Bruker BioSciences Corp.                                   700           3,486
 *Brush Engineered Materials, Inc.                       430,609       5,804,609
 *BSQUARE Corp.                                          144,300         213,564

                                                          SHARES          VALUE+
                                                          ------          ------
 *BTU International, Inc.                                 91,000   $     383,110
 *Buca, Inc.                                             435,757       2,462,027
 *Buckeye Technology, Inc.                               684,898       6,992,809
  Building Materials Holding Corp.                       346,076       5,243,051
 *Bull Run Corp.                                           8,560           9,330
  Burlington Coat Factory Warehouse Corp.                847,001      17,871,721
 *Bush Industries, Inc. Class A                          215,400         734,514
 *Butler International, Inc.                              81,200         127,484
  Butler Manufacturing Co.                                95,600       1,979,876
 *C-COR.net Corp.                                        302,726       3,572,167
 *Cable Design Techologies Corp.                         830,787       8,440,796
  Cadmus Communications Corp.                            117,400       1,426,410
  Calgon Carbon Corp.                                    732,800       4,506,720
 *California Coastal Communities, Inc.                    71,400         788,970
  California First National Bancorp                       77,600         895,892
 *Caliper Technologies Corp.                             659,579       4,214,710
 *Callon Petroleum Corp.                                 334,100       3,073,720
  Cal-Maine Foods, Inc.                                  134,400       2,854,656
  Camco Financial Corp.                                   19,083         337,578
 *Cannon Express, Inc. Class A                               900           1,102
 *Cannondale Corp.                                       128,800          25,760
 *Canterbury Consulting Group, Inc.                          842             796
 *Capital Pacific Holdings, Inc.                         201,300         684,420
 *Capital Senior Living Corp.                            357,200       2,178,920
 *Caprius, Inc.                                            1,439             288
 *Capstone Turbine Corp.                                   2,200           3,806
 *Captaris, Inc.                                         446,165       2,645,758
 *Captiva Software Corp.                                  72,800         955,209
 *Caraustar Industries, Inc.                             683,465       7,962,367
 *Cardiotech International, Inc.                          64,291         403,105
 *CareCentric, Inc.                                       29,400          22,050
 *Career Blazers, Inc. Trust Units                         9,540               0
  Carpenter Technology Corp.                             581,965      15,596,662
 *Carreker Corp.                                          30,700         459,272
 *Carriage Services, Inc. Class A                        375,100       1,234,079
 *Carrier Access Corp.                                    39,600         590,040
 *Carrington Laboratories, Inc.                          121,900         519,294
*#Carrizo Oil & Gas, Inc.                                 25,600         192,000
  Cascade Corp.                                           68,550       1,837,140
 *Casella Waste Systems, Inc. Class A                    154,000       2,063,600
  Casey's General Stores, Inc.                            96,600       1,687,602
 *Castle (A.M.) & Co.                                    217,730       1,001,558
  Castle Energy Corp.                                    142,700         813,390
 *Casual Male Retail Group, Inc.                         385,365       3,314,139
 *Catalina Lighting, Inc.                                 22,040         269,792
 *Catalytica Energy Systems, Inc.                        145,300         508,550
 *Cavalier Homes, Inc.                                   352,281       1,004,001
  CCA Industries, Inc.                                    40,800         304,980
  CDI Corp.                                               27,900         945,810
 *Celadon Group, Inc.                                    182,840       2,486,624
 *Celebrity, Inc. Escrow Shares                           26,325               0
 *Celeritek, Inc.                                        320,999       2,584,042
 *CellStar Corp.                                         272,679       3,749,336
  Centex Construction Products, Inc.                      14,600         855,560
 *Central Garden & Pet Co.                               436,812      11,579,886
  Central Parking Corp.                                  490,311       6,839,838
 *Century Aluminum Co.                                   547,853       9,094,360
 *Century Business Services, Inc.                      1,155,039       5,370,931
 *Ceres Group, Inc.                                      135,809         708,923
  CFS Bancorp, Inc.                                      250,690       3,547,263
 *Champion Enterprises, Inc.                             772,800   $   5,579,616
  Champion Industries, Inc.                              104,200         452,124
 *Championship Auto Racing Teams, Inc.                   120,900          64,077
 *Champps Entertainment, Inc.                            108,400         750,128
 *Channell Commercial Corp.                               17,600          81,840
 *Charming Shoppes, Inc.                               2,741,841      17,081,669
 *Chart Industries                                             3              90
*#Charter Communications, Inc.                           116,600         468,732
  Chesapeake Corp.                                       389,906       8,967,838
  Chicago Rivet & Machine Co.                             10,800         287,550
 *Childtime Learning Centers, Inc.                        43,500          95,700
 *Chromcraft Revington, Inc.                               5,900          68,735
 *Chronimed, Inc.                                        251,911       2,262,161
*#Chyron Corp.                                            10,800           4,860
 *Ciber, Inc.                                            382,300       3,482,753
 *Cincinnati Bell, Inc.                                  123,800         706,898
 *Ciprico, Inc.                                           70,900         358,045
  CIRCOR International, Inc.                             233,800       5,143,600
 *Cirrus Logic, Inc.                                     447,600       3,849,360
 *Citizens, Inc. Class A                                 101,010       1,000,000
 *CKE Restaurants, Inc.                                  858,600       6,010,200
 *Clark, Inc.                                            221,130       3,628,743
 *Clarus Corp.                                           440,800       3,081,192
*#CMS Energy Corp.                                       743,769       5,868,337
 *CNA Surety Corp.                                       237,595       2,299,920
*#CNET Networks, Inc.                                    261,543       1,953,726
  Coachmen Industries, Inc.                              399,700       6,894,825
 *Coast Dental Services, Inc.                             48,533         310,369
  Coast Distribution System                               90,200         500,610
  Coastal Bancorp, Inc.                                  116,800       4,088,000
 *Coastcast Corp.                                        101,900         204,309
 *Cobra Electronics Corp.                                 84,100         597,951
 *Coeur d'Alene Mines Corp.                              384,800       1,993,264
*#Cogent Communications Group, Inc.                       11,754          14,340
 *Cognitronics Corp.                                       7,700          25,410
 *Coherent, Inc.                                         651,695      15,601,578
 *Cole National Corp. Class A                             57,300       1,202,154
 *Collins & Aikman Corp.                                 547,694       1,955,268
  Collins Industries, Inc.                                30,500         164,700
 *Columbus McKinnon Corp.                                234,878       1,451,546
 *Comarco, Inc.                                          120,700       1,144,236
 *Comdial Corp.                                           10,007          30,021
 *Comforce Corp.                                          58,000          29,580
 *Comfort Systems USA, Inc.                              741,000       3,564,210
*#Commerce One, Inc.                                      96,400         111,824
  Commercial Federal Corp.                                71,500       1,930,500
  Commercial Metals Co.                                  726,666      18,704,383
  Commonwealth Industries, Inc.                          407,264       2,985,245
 *Commscope, Inc.                                        874,900      13,963,404
  Communications Systems, Inc.                            16,800         115,752
  Community Trust Bancorp, Inc.                           72,321       2,370,705
 *Community West Bancshares                               11,000          91,960
*#Compex Technologies, Inc.                               39,226         354,995
 *Compucom Systems, Inc.                               1,248,285       5,679,697
 *CompuCredit Corp.                                      745,863      17,662,036
 *Computer Access Technology Corp.                       289,800       1,347,570
 *Computer Horizons Corp.                                545,091       2,027,739
 *Computer Network Technology Corp.                      491,551       4,890,932
 *Computer Task Group, Inc.                              128,300         536,294
  CompX International, Inc.                               37,300         235,363
 *Concerto Software, Inc.                                 12,800         152,576

                                                          SHARES          VALUE+
                                                          ------          ------
 *Concord Camera Corp.                                   508,036   $   6,131,995
*#Cone Mills Corp.                                       504,100          28,986
 *Congoleum Corp. Class A                                 97,400          63,310
 *Conmed Corp.                                           260,069       5,529,067
*#Consolidated Freightways Corp.                          24,700             151
 *Consolidated Graphics, Inc.                            339,794      10,210,810
*#Continental Airlines, Inc.                           1,607,800      29,985,470
 *Continental Materials Corp.                              4,600         125,534
*#Convera Corp.                                           37,600         147,016
*#Cooker Restaurant Corp.                                109,768             659
  Cooper Tire & Rubber Co.                               840,900      16,826,409
 #Cooperative Bankshares, Inc.                            19,000         485,260
 *Copper Mountain Networks, Inc.                          15,791         148,609
 *Corautus Genetics, Inc.                                    642           3,769
 *Core Molding Technologies, Inc.                            500           1,470
 *Corixa Corp.                                           126,900         722,061
  Corn Products International, Inc.                      561,000      19,444,260
 *Cornell Companies, Inc.                                345,948       4,358,945
 *Correctional Services Corp.                            135,800         349,006
 *Corrections Corporation of America                      63,800       1,786,400
 *Corrpro Companies, Inc.                                 88,475         132,712
 *Cosine Communications, Inc.                            147,970       1,145,288
 *Cost-U-Less, Inc.                                       35,000         115,500
  Cotton States Life Insurance Co.                         8,300         147,333
 *Covansys Corp.                                         327,200       2,944,800
*#Covanta Energy Corp.                                   413,696           2,896
 *Covenant Transport, Inc. Class A                       326,388       6,149,150
  Covest Bancshares, Inc.                                  6,125         167,702
  CPAC, Inc.                                              81,600         504,206
*#Credence Systems Corp.                                 963,780      12,490,589
 *Credit Acceptance Corp.                                760,499      11,407,485
 *Criticare Systems, Inc.                                 91,000         309,400
  Crompton Corp.                                         117,900         713,295
 *Cross (A.T.) Co. Class A                               234,300       1,529,979
 *Cross Country Healthcare, Inc.                          71,529       1,065,782
 *Crossroads Systems, Inc.                                22,000          67,320
 *Crown Andersen, Inc.                                    22,900          53,815
*#Crown Castle International Corp.                       540,600       6,708,846
 *Crown Financial Group, Inc.                             59,900         151,547
 *Crown Holdings, Inc.                                   857,300       6,429,750
 *Crown Media Holdings, Inc.                             240,254       2,116,638
*#Cryolife, Inc.                                          93,500         501,160
 *CSP, Inc.                                               40,800         215,424
  CSS Industries, Inc.                                   252,150       7,491,376
  CT Communications, Inc.                                 72,597       1,038,137
  CTS Corp.                                              442,300       5,422,598
 *Culp, Inc.                                             299,118       3,368,069
 *Cumulus Media, Inc. Class A                            322,500       6,159,750
 *CuraGen Corp.                                          922,725       5,813,167
 *Curis, Inc.                                                 20             109
  Curtiss-Wright Corp.                                    86,300       7,068,833
 *Cutter & Buck, Inc.                                    233,894       1,812,678
 *Cyberoptics Corp.                                       33,300         331,668
 *Cybersource Corp.                                      158,500         787,745
 *Cybex International, Inc.                              114,200         141,608
*#CycleLogic, Inc.                                             6               1
*Cysive, Inc.                                            502,497       1,618,040
*#Cytrx Corp.                                              2,800           6,188
  D & K Healthcare Resources, Inc.                       294,161       3,977,057
 *D A Consulting Group, Inc.                             118,400           9,472
*#Daisytek International Corp.                            44,337           1,441
*#Dan River, Inc. Class A                                452,200   $     348,194
 *Danielson Holding Corp.                                 73,400         104,228
 *Data I/O Corp.                                          86,400         297,130
 *Data Systems & Software, Inc.                           91,400         255,006
 *Datakey, Inc.                                            6,700           3,886
 *Datalink Corp.                                         184,900         719,261
 *Dataram Corp.                                           37,210         156,654
 *DataTRAK International, Inc.                            59,200         372,960
 *Dave and Busters, Inc.                                 182,140       2,533,567
 *Dawson Geophysical Co.                                  72,400         589,336
 *Daxor Corp.                                             50,200         763,040
  Deb Shops, Inc.                                         62,900       1,246,678
 *Deckers Outdoor Corp.                                  120,100       2,017,680
 *Decora Industries, Inc.                                  4,200              63
  Decorator Industries, Inc.                              22,132         139,764
 *Del Global Technologies Corp.                           70,017         168,041
 *Delphax Technologies, Inc.                              70,700         224,119
  Delphi Financial Group, Inc. Class A                   195,509      10,381,528
  Delta Apparel, Inc.                                    104,000       1,710,800
*#Delta Financial Corp.                                  144,900       1,037,484
  Delta Natural Gas Co., Inc.                             27,300         636,909
 *Delta Woodside Industries, Inc.                        130,000         226,200
  Deltic Timber Corp.                                      4,300         121,776
 *Denali, Inc.                                            69,500               0
 *Denbury Resources, Inc.                                 47,000         594,080
 *Dendreon Corp.                                          31,725         251,262
 *Detrex Corp.                                            12,800          19,520
 *Devcon International Corp.                              52,400         374,660
 *DiamondCluster International, Inc.                     323,000       3,055,580
 *Diedrich Coffee, Inc.                                       13              53
 *Digi International, Inc.                               470,882       4,035,459
*#Digital Angel Corp.                                     26,400          59,400
 *DigitalThink Inc.                                       51,900         154,662
 *Digitas, Inc.                                           48,766         424,752
  Dimon, Inc.                                          1,089,071       7,351,229
 *Discovery Partners International                       271,485       1,566,197
 *Ditech Communications Corp.                            513,949       9,019,805
 *Diversified Corporate Resources, Inc.                    1,600           1,184
 *Dixie Group, Inc.                                      197,119       1,596,664
 *Dixon Ticonderoga Co.                                   30,150         111,555
 *Docent, Inc.                                            15,829          77,246
 *Dollar Thrifty Automotive Group, Inc.                  643,200      16,240,800
 *Dominion Homes, Inc                                     76,200       2,317,242
  Donegal Group, Inc. Class A                             62,496       1,256,170
  Donegal Group, Inc. Class B                             35,448         669,613
 *DoubleClick, Inc.                                       40,100         382,955
  Dover Motorsports, Inc.                                220,500         921,690
  Downey Financial Corp.                                     100           4,830
 *Drugstore.com, Inc.                                    211,400       1,407,924
 *DT Industries, Inc.                                    214,200         231,336
 *Duane Reade, Inc.                                      615,876       8,548,359
 *Duckwall-ALCO Stores, Inc.                             103,200       1,544,904
 *Ducommun, Inc.                                          60,979       1,358,002
 *DuPont Photomasks, Inc.                                470,708      10,929,840
 *Dura Automotive Systems, Inc.                          405,602       4,181,757
 *DUSA Pharmaceuticals, Inc.                             282,965       1,519,522
 *DVI, Inc.                                              247,900          17,353
 *Dyax Corp.                                             318,600       1,924,344
 *Dynegy, Inc.                                           154,500         618,000
 *E Com Ventures, Inc.                                     6,750          79,380
  E-Z-EM, Inc.                                            45,943         530,642

                                                          SHARES          VALUE+
                                                          ------          ------
 *E.piphany, Inc.                                        890,351   $   7,033,773
 *Eagle Food Centers, Inc.                                31,075             699
 *EarthLink, Inc.                                        503,650       4,835,040
  Eastern Co.                                             29,400         421,596
 *EasyLink Services Corp.                                    640             845
  Ecology & Environment, Inc. Class A                     28,100         269,198
  Edelbrock Corp.                                         93,940       1,116,947
 *Eden Bioscience Corp.                                   83,100         128,805
 *Edge Petroleum Corp.                                   134,300       1,066,342
 *Edgewater Technology, Inc.                             248,188       1,231,012
 *Educational Insights, Inc.                              44,600          25,199
  EFC Bancorp, Inc.                                        5,300         119,568
 *eFunds Corp.                                            62,319       1,081,235
 *Elcom International, Inc.                                3,500             770
 *Electro Rent Corp.                                     271,118       3,768,540
*#Electroglas, Inc.                                      339,288       1,340,188
 *eLoyalty Corp.                                          51,900         186,840
 *ELXSI Corp.                                             27,900         125,550
  EMC Insurance Group, Inc.                              150,700       3,081,815
 *EMCORE Corp.                                            30,700         155,956
*#Emisphere Technologies, Inc.                           181,627       1,089,762
*#Emmis Communications Corp. Class A                     103,400       2,343,044
  Empire District Electric Co.                            12,400         262,384
 *EMS Technologies, Inc.                                 265,870       5,649,737
 *En Pointe Technologies, Inc.                            39,500          73,035
 *Encore Medical Corp.                                    97,400         660,372
 *Encore Wire Corp.                                       92,000       1,558,480
 *Endologix, Inc.                                        110,800         421,040
 *Enesco Group, Inc.                                     345,500       3,741,765
 *Entravision Communications Corp.                     1,438,100      13,057,948
 *Entrust, Inc.                                          122,000         520,940
 *Environmental Elements Corp.                            10,300           2,781
 *Environmental Technologies Corp.                        35,800             895
 *ePlus, Inc.                                             75,300         941,250
 *ePresence, Inc.                                        311,900       1,141,554
 *Equity Marketing, Inc.                                   2,100          28,791
 *Equity Oil Co.                                         180,300         627,264
  Espey Manufacturing & Electronics Corp.                  3,800          93,290
 *Esterline Technologies Corp.                           537,793      12,466,042
 *Ethyl Corp.                                            276,320       5,636,928
 *Evans & Sutherland Computer Corp.                      184,000         859,280
*#Evergreen Solar, Inc.                                   98,900         197,800
*#Exabyte Corp.                                           28,600          20,306
 *Exar Corp.                                             607,657      11,782,469
 *Exelixis, Inc.                                         128,283         863,345
 *Exponent, Inc.                                          88,600       2,012,992
  Extended Stay America, Inc.                            748,400      11,076,320
 *Extended Systems, Inc.                                  20,900          95,095
 *Ezcorp, Inc. Class A Non-Voting                        237,900       1,758,081
 *Fab Industries, Inc.                                    82,381         465,453
*#Factory 2-U Stores, Inc.                               142,779         348,381
 *Fairchild Corp. Class A                                574,729       2,931,118
 *Falcon Products, Inc.                                  162,900         772,146
*#FalconStor Software, Inc.                               47,700         379,215
 *Famous Dave's of America, Inc.                         106,780         532,832
  FBL Financial Group, Inc. Class A                      496,700      12,988,705
 *Featherlite, Inc.                                       27,900          79,515
  Fedders Corp.                                           89,400         562,326
  Federal Screw Works                                      3,125         103,125
*#Federal-Mogul Corp.                                    823,500         238,815
  FFLC Bancorp                                            39,049   $   1,155,850
 *Fibermark, Inc.                                        105,150         187,167
*#Fiberstars, Inc.                                        17,100         124,659
 *Fidelity Federal Bancorp                                20,000          31,000
  Fidelity Southern Corp.                                 91,000       1,260,350
 *Finishmaster, Inc.                                     120,000       1,135,200
 *Finlay Enterprises, Inc.                                64,100       1,041,625
 *Firebrand Financial Group, Inc.                         86,400             562
  First Aviation Services, Inc.                            9,000          36,450
 *First Cash Financial Services, Inc.                    115,900       3,078,304
  First Citizens Bancshares, Inc.                         10,300       1,137,017
  First Defiance Financial Corp.                         128,500       3,589,005
  First Federal Bancshares of Arkansas, Inc.              56,900       2,204,875
 *First Horizon Pharmaceutical Corp.                     531,669       6,061,027
  First Indiana Corp.                                    156,464       2,918,054
 *First Investors Financial Services Group, Inc.         120,900         512,616
  First Keystone Financial, Inc.                          37,300         997,775
 *First Mariner Bank Corp.                                 7,000         118,860
  First Midwest Financial, Inc.                           32,400         725,760
  First Place Financial Corp.                            221,950       4,101,636
  First Republic Bank                                    231,978       8,641,180
  FirstBank NW Corp.                                      14,100         431,319
 *Fischer Imaging Corp.                                   39,500         179,725
 *Flanders Corp.                                         584,100       3,265,119
*#Fleetwood Enterprises, Inc.                            661,500       6,727,455
 #Fleming Companies, Inc.                                228,152           2,590
  Flexsteel Industries, Inc.                              90,400       1,852,296
  Florida Public Utilities Co.                             1,800          28,656
 *Flow International Corp.                                34,100         119,725
  Flowers Foods, Inc.                                    181,350       4,733,235
 *Flowserve Corp.                                        812,040      17,280,211
  FNB Financial Services Corp.                            13,900         317,198
 *Foodarama Supermarkets, Inc.                            12,900         332,175
 *Footstar, Inc.                                         504,000       2,535,120
 *Forest Oil Corp.                                       413,325      10,353,791
 *Forgent Networks, Inc.                                 369,300       1,244,541
 *Foster (L.B.) Co. Class A                              162,400         974,400
*#Foster Wheeler, Ltd.                                   927,100         815,848
*#FPIC Insurance Group, Inc.                             221,762       4,634,826
  Frankfort First Bancorp, Inc.                           24,650         505,325
  Franklin Bancorp, Inc.                                  49,283       1,015,476
 *Franklin Covey Co.                                     341,800         522,954
 *Franklin Electronic Publishers, Inc.                   112,300         336,900
 #Fremont General Corp.                                  362,300       6,333,004
  Frequency Electronics, Inc.                             97,600       1,019,920
  Fresh Brands, Inc.                                       2,900          31,581
 *Fresh Choice, Inc.                                      65,100         126,945
 *Friede Goldman Halter, Inc.                              8,516               8
  Friedman Industries, Inc.                              108,195         333,241
  Friedmans, Inc. Class A                                496,500       3,391,095
 *Frontier Airlines, Inc.                                 81,112       1,312,392
 *Frozen Food Express Industries, Inc.                   328,600       2,181,904
  FSF Financial Corp.                                     16,100         487,025
 *FSI International, Inc.                                514,718       3,386,844
*#FuelCell Energy, Inc.                                  279,371       3,760,334
 *G-III Apparel Group, Ltd.                               98,600       1,030,370
  GA Financial, Inc.                                      50,500       1,451,370
 *Gadzooks, Inc.                                         238,170       1,155,124
 *Gaiam, Inc.                                             19,084         105,134

                                                          SHARES          VALUE+
                                                          ------          ------
 *Galey & Lord, Inc.                                     184,800   $       1,294
*#Galyan's Trading Co.                                   322,377       4,303,733
 *GameTech International, Inc.                            79,900         306,017
 *Garden Fresh Restaurant Corp.                           78,000       1,152,840
 *Gateway, Inc.                                        1,222,800       5,453,688
 #GATX Corp.                                           1,062,800      25,826,040
 *Gaylord Entertainment Co.                              761,485      22,913,084
*#GC Companies, Inc.                                       4,300           1,784
 *Gehl Co.                                               109,800       1,691,030
 *Genaissance Pharmaceuticals, Inc.                      109,600         319,922
  Gencorp, Inc.                                        1,143,751      11,448,948
 *Gene Logic, Inc.                                       809,237       3,940,984
 *General Cable Corp.                                    135,500       1,142,265
 *General Communications, Inc. Class A                   552,600       4,835,250
 *General DataComm Industries, Inc.                          690           1,245
 *Genesee & Wyoming, Inc.                                156,787       3,960,440
 *Genesis Microchip, Inc.                                228,756       4,220,548
 *Genlyte Group, Inc.                                     63,500       3,356,610
*#Genome Therapeutics Corp.                               13,100          39,680
 *Gerber Scientific, Inc.                                397,500       3,303,225
 *Giant Group, Ltd.                                       50,600         101,200
 *Giant Industries, Inc.                                 228,400       2,786,480
  Gibraltar Steel Corp.                                  198,300       4,834,554
 *Giga-Tronics, Inc.                                      28,800          61,200
  Glatfelter (P.H.) Co.                                1,122,000      13,441,560
 *Glenayre Technologies, Inc.                            996,900       2,980,731
 *Globecomm Systems, Inc.                                162,700       1,138,900
 *GlobespanVirata, Inc.                                  339,500       2,084,530
 *Glowpoint, Inc.                                        160,300         298,158
*#GoAmerica, Inc.                                        642,300         340,419
  Golden Enterprises, Inc.                                17,200          44,032
 *Golden State Vintners, Inc.                             82,600         258,538
 *Good Guys, Inc.                                        373,600         762,144
*#Goodyear Tire & Rubber Co.                             729,800       4,926,150
  Goody's Family Clothing, Inc.                          567,900       6,031,098
  Gorman-Rupp Co.                                         40,500         967,950
 *Gottschalks, Inc.                                      223,800         863,868
 *GP Strategies Corp.                                    235,265       1,729,198
 *Gradco Systems, Inc.                                     2,201          21,295
  Graham Corp.                                            25,950         234,328
 *Graphic Packaging Corp.                                620,900       2,197,986
  Gray Television, Inc.                                  388,050       5,029,128
  Gray Television, Inc. Class A                           40,650         533,328
 *Great American Financial Resources, Inc.               122,100       1,849,815
 *Great Atlantic & Pacific Tea Co., Inc.               1,001,400       7,610,640
 *Greenbriar Corp.                                         1,070           3,370
 *Greenbrier Companies, Inc.                             235,300       3,404,791
 *Griffin Land & Nurseries, Inc. Class A                  25,000         361,750
 *Group 1 Automotive, Inc.                                 6,400         222,080
*#GTC Biotherapeutics, Inc.                              329,971         910,720
 *GTSI Corp.                                             167,700       2,020,785
  Guaranty Federal Bancshares, Inc.                       15,300         296,590
  Guaranty Financial Corp.                                20,300         406,101
 *Guilford Mills, Inc.                                    10,087         121,044
*#Guilford Pharmaceuticals, Inc.                         357,613       2,442,497
 *Gulfmark Offshore, Inc.                                202,700       2,843,881
 *Gundle/SLT Environmental, Inc.                         242,500       4,692,375
 *Ha-Lo Industries, Inc.                                 223,600             246
  Haggar Corp.                                           102,625       1,779,517
 *Hain Celestial Group, Inc.                              32,343         746,153
 *Halifax Corp.                                           24,000   $     121,680
 *Hall Kinion Associates, Inc.                           208,832         856,002
 *Hampshire Group, Ltd.                                   19,100         592,673
  Handleman Co.                                          339,275       5,971,240
 *Hanger Orthopedic Group, Inc.                          242,500       4,098,250
 *Hanover Compressor Co.                               1,737,215      16,538,287
  Hardinge, Inc.                                         148,600       1,538,010
  Harleysville Group, Inc.                               612,440      12,003,824
 *Harmonic, Inc.                                           4,100          35,629
 *Harolds Stores, Inc.                                     2,000           7,400
 *Harris Interactive, Inc.                                24,800         171,120
 *Hartmarx Corp.                                         696,000       2,992,800
 *Harvest Natural Resources, Inc.                        403,406       2,989,238
 *Hastings Entertainment, Inc.                           174,000         774,300
 *Hastings Manufacturing Co.                               1,700           7,327
 *Hauser, Inc.                                            42,275           2,114
  Haverty Furniture Co., Inc.                            203,700       4,351,032
 *Hawaiian Holdings, Inc.                                498,455       1,370,751
 *Hawk Corp.                                             184,600         629,486
 *Headway Corporate Resources, Inc.                       72,800             546
  Healthcare Services Group, Inc.                         23,760         470,210
 *Hector Communications Corp.                             10,600         148,877
 *HEI, Inc.                                                1,300           3,900
  Heico Corp.                                            183,800       3,394,786
  Heico Corp. Class A                                      3,129          46,309
 *Heidrick & Struggles International, Inc.               249,700       6,005,285
 *Herley Industries, Inc.                                      0              10
 *Hexcel Corp.                                           599,250       4,158,795
  HF Financial Corp.                                      49,650         893,700
 *HMI Industries, Inc.                                    11,800           9,735
  HMN Financial, Inc.                                     74,100       1,825,824
 *HMS Holdings Corp.                                     345,607       1,482,654
 *Hoenig Group Escrow                                    104,700          24,081
 *Holiday RV Superstores, Inc.                             6,880              34
 #Hollinger International, Inc. Class A                    2,800          44,548
  Holly Corp.                                            215,100       5,713,056
 *Hollywood Media Corp.                                  283,400         634,816
 *Home Products International, Inc.                      125,550         166,981
 *Homegold Financial, Inc.                                35,600             285
 *HomeStore, Inc.                                         51,200         179,712
  Horace Mann Educators Corp.                             99,045       1,338,098
  Horizon Financial Corp.                                102,067       1,805,565
 *Horizon Health Corp.                                   112,700       2,574,068
 *Horizon Offshore, Inc.                                 687,512       3,080,054
 *Houston Exploration Co.                                487,342      16,623,236
 *HPSC, Inc.                                              44,100         629,748
 *Hub Group, Inc. Class A                                109,500       1,756,380
  Hudson River Bancorp, Inc.                              41,477       1,441,741
 *Hudson Technologies, Inc.                               54,900          46,665
 *Huffy Corp.                                            269,495       1,840,651
  Hughes Supply, Inc.                                    611,560      27,948,292
 *Human Genome Sciences, Inc.                              7,083          90,662
 *Hurco Companies, Inc.                                   92,800         269,120
 *Huttig Building Products, Inc.                          65,600         177,120
 *Hycor Biomedical, Inc.                                  61,600         256,872
 *Hypercom Corp.                                       1,207,900       6,148,211
 *I-many, Inc.                                           399,600         379,620
*#I-Sector Corporation                                    68,500         677,465
 *Ico, Inc.                                              264,300         319,803
 *Identix, Inc.                                          162,454         841,512
 *IDT Corp.                                              607,422      11,419,534

                                                          SHARES          VALUE+
                                                          ------          ------
*#IDT Corp. Class B                                      118,400   $   2,288,672
 *iGate Capital Corp.                                    555,429       3,532,528
  Ikon Office Solutions, Inc.                          1,708,800      14,473,536
 *Illumina, Inc.                                         329,800       2,262,428
 *Image Entertainment, Inc.                               29,400         144,060
 #IMC Global, Inc.                                       587,325       4,269,853
 *IMCO Recycling, Inc.                                   381,900       2,883,345
 *ImmunoGen, Inc.                                        312,746       1,479,289
 *Impco Technologies, Inc.                               227,000       1,486,850
 *Imperial Sugar Co.                                      16,356         181,388
*#Imperial Sugar Company                                 282,800               0
 *Impreso, Inc.                                            6,500          11,895
 *Incyte Genomics, Inc.                                  843,721       5,104,512
  Independence Holding Co.                                57,860       1,328,176
 *Industrial Distribution Group, Inc.                    172,400         818,900
 #IndyMac Bancorp, Inc.                                   20,400         603,840
*#Infocrossing, Inc.                                      23,000         229,747
 *InFocus Corp.                                        1,025,257       8,120,035
 *Infonet Services Corp.                                  72,800         138,320
 *Informatica Corp.                                       13,400         151,152
 *Information Holdings, Inc.                              37,574         836,021
 *Information Resources, Inc.                             96,000         470,400
 *Inforte Corp.                                          138,500       1,191,100
 *InfoSpace, Inc.                                        226,256       5,939,220
  Ingles Market, Inc. Class A                            265,159       2,678,106
 *Innotrac Corp.                                         165,800       1,507,122
 *Innovative Clinical Solutions, Ltd.                      8,426              72
 *Innovex, Inc.                                           52,100         489,740
 *Input/Output, Inc.                                     692,700       2,708,457
 *Insight Communications Co., Inc.                       640,489       6,238,363
 *Insight Enterprises, Inc.                              436,446       8,161,540
 *Insilco Holding Co.                                        432             108
 *Insituform East, Inc.                                   31,200          47,424
 *Insmed, Inc.                                            38,125         112,850
 *Insteel Industries, Inc.                                74,100          62,985
 *Instinet Group, Inc.                                   484,500       2,596,920
 *Insurance Auto Auctions, Inc.                          299,351       3,801,758
 *InsWeb Corp.                                            23,166         115,830
 *IntegraMed America, Inc.                                56,200         358,556
 *Integrated Device Technology, Inc.                     252,794       4,765,167
 *Integrated Electrical Services, Inc.                   941,100       7,378,224
 *Integrated Information Systems, Inc.                     7,220           2,527
 *Integrated Silicon Solution, Inc.                      240,722       4,501,501
 *Integrated Telecom Express, Inc.                         3,300               0
 *Integrity Media, Inc.                                   23,100         138,600
 *Intelligent Systems Corp.                               52,375          95,322
 *Intelligroup, Inc.                                      78,300         413,424
 *InterCept Group, Inc.                                  520,151       5,497,996
 *Interface, Inc. Class A                              1,063,204       6,049,631
 *Interland, Inc.                                         59,119         404,965
  Intermet Corp.                                         642,488       3,128,917
  International Aluminum Corp.                            55,800       1,422,900
 *International Remote Imaging
    Systems, Inc.                                          6,200          30,938
 *International Shipholding Corp.                         80,650       1,088,775
*#Internet Commerce Corp.                                 50,000          48,000
 *Internet Pictures Corp.                                  7,500          16,650
  Interpool, Inc.                                        591,600       8,992,320
 *Interstate Hotels & Resorts, Inc.                       18,140          97,593
 *Interwoven, Inc.                                       115,875       1,735,807
 *Intest Corp.                                             8,500          47,940
 *Intrusion, Inc.                                         94,400   $      70,800
 *Intuitive Surgical, Inc.                                 7,148         109,150
  Investors Title Co.                                     18,200         556,920
 *Invivo Corp.                                            50,950       1,078,153
  Iomega Corp.                                           951,500       5,223,735
*#Ionics, Inc.                                           456,400      14,673,260
 *Iridex Corp.                                            89,000         488,165
  Isco, Inc.                                              86,900         846,406
 *ITLA Capital Corp.                                     147,000       7,382,340
 *ITXC Corp.                                             524,620       2,072,249
 *iVillage, Inc.                                             100             250
 *IXYS Corp.                                             118,419         994,720
 *J Net Enterprises, Inc.                                108,700         125,005
 *J. Alexander's Corp.                                    89,800         673,500
  Jacksonville Bancorp, Inc.                              16,300         608,886
 *Jaclyn, Inc.                                            26,900         127,775
 *Jaco Electronics, Inc.                                 105,669         744,966
 *Jacuzzi Brands, Inc.                                 1,157,300       7,464,585
 *Jakks Pacific, Inc.                                    639,348       8,688,739
 *JDA Software Group, Inc.                               231,345       4,215,106
  JLG Industries, Inc.                                   224,300       3,373,472
 *JLM Industries, Inc.                                   128,200         176,275
 *Jo-Ann Stores, Inc.                                     19,500         390,975
 *Johnson Outdoors, Inc.                                 121,800       1,760,010
 *JPS Industries, Inc.                                    43,200          94,176
 *Jupitermedia Corp.                                      73,900         373,195
 *K-Tron International, Inc.                               6,300         106,848
 *K2, Inc.                                               541,497       8,284,904
 *Kadant, Inc.                                           301,560       5,413,002
 *Kaiser Aluminum Corp.                                1,269,865         101,589
  Kaman Corp. Class A                                    591,312       7,610,185
*#Kansas City Southern Industries, Inc.                1,604,200      21,335,860
 *Katy Industries, Inc.                                  133,000         817,950
 *KBK Capital Corp.                                       12,075          23,546
 *KCS Energy, Inc.                                       177,100       1,604,526
*#Keane, Inc.                                            209,200       2,949,720
 *Keith Companies, Inc.                                   17,890         255,111
  Kellwood Co.                                           268,017      10,248,970
  Kelly Services, Inc.                                    13,100         373,088
*#Kemet Corp.                                          1,408,184      18,588,029
 *Kendle International, Inc.                             273,519       1,873,605
 *Kennedy-Wilson, Inc.                                    43,900         265,156
  Kewaunee Scientific Corp.                               31,100         351,430
 *Key Technology, Inc.                                    32,400         451,008
 *Key Tronic Corp.                                       151,900         324,914
 *Keynote Systems, Inc.                                  288,000       3,553,920
 *Keystone Consolidated Industries, Inc.                  18,342           2,293
 *Kforce, Inc.                                           576,378       4,870,394
  Kimball International, Inc. Class B                    459,234       6,805,848
 *Kindred Healthcare, Inc.                               464,407      23,958,757
 *Kit Manufacturing Co.                                   11,100               1
  Klamath First Bancorp, Inc.                            135,000       3,462,750
  Knape & Vogt Manufacturing Co.                          37,434         421,507
 *Knight Trading Group, Inc.                             462,429       6,672,850
 *Koala Corp.                                             44,700           5,140
 *Korn/Ferry International                                64,600         647,938
 *Kulicke & Soffa Industries, Inc.                        32,000         527,360
  Labranche & Co., Inc.                                  216,840       1,793,267
 *LaCrosse Footwear, Inc.                                 29,400         161,700
  Ladish Co., Inc.                                       298,310       2,449,125
 *Lakes Entertainment, Inc.                              116,425       1,676,404

                                                          SHARES          VALUE+
                                                          ------          ------
 *Lamson & Sessions Co.                                  213,900   $   1,251,315
 *Lancer Corp.                                           108,400         595,116
  Landamerica Financial Group, Inc.                      484,012      24,878,217
  Landry's Restaurants, Inc.                             716,935      17,579,246
 *Lantronix, Inc.                                        139,900         156,688
 *Larscom, Inc.                                            8,457          42,792
 *Latitude Communications, Inc.                           33,000         128,700
 *Lattice Semiconductor Corp.                            465,780       4,410,937
  Lawson Products, Inc.                                  196,500       6,667,245
 *Layne Christensen Co.                                  185,700       1,931,280
 *Lazare Kaplan International, Inc.                      126,800         855,900
 *LCC International, Inc. Class A                        111,900         549,429
 *Lesco, Inc.                                            217,900       2,782,583
*#Level 8 Systems, Inc.                                    5,966           2,327
 *Lexent, Inc.                                            39,400          57,524
 *Lexicon Genetics, Inc.                                   3,300          17,325
 *Liberate Technologies, Inc.                            662,100       2,433,217
  Liberty Corp.                                          161,450       7,176,452
 #Lifetime Hoan Corp.                                    145,000       2,030,000
 *Lightbridge, Inc.                                       73,500         707,805
*#LightPath Technologies, Inc.                            31,300          91,709
 *Lipid Sciences, Inc.                                    87,400         216,752
  Liquid Audio, Inc.                                     186,000          51,150
  Lithia Motors, Inc. Class A                            148,975       3,697,559
 *LMI Aerospace, Inc.                                     29,100          52,089
 #LNR Property Corp.                                     517,800      22,912,650
 *Lodgenet Entertainment Corp.                            26,000         469,300
 *Lodgian, Inc.                                            2,834          17,684
 *Logic Devices, Inc.                                     92,700         169,641
 *LogicVision, Inc.                                      157,400         706,726
  Lone Star Steakhouse & Saloon, Inc.                    541,641      12,495,658
  Longs Drug Stores Corp.                                973,000      23,838,500
  Longview Fibre Co.                                   1,285,440      14,101,277
 *LOUD Technologies, Inc.                                  1,000           2,950
*#Louisiana-Pacific Corp.                              1,981,800      35,850,762
  LSB Corp.                                                3,500          60,728
  LSI Industries, Inc.                                    48,368         602,182
 *LTX Corp.                                              144,400       2,408,592
 *Luby's, Inc.                                           526,900       1,981,144
  Lufkin Industries, Inc.                                104,500       2,715,955
 *Lydall, Inc.                                           335,900       4,111,416
 *Lynch Corp.                                              6,200          66,247
 *M & F Worldwide Corp.                                  269,400       3,731,190
 *Mac-Gray Corp.                                         287,700       1,438,500
*#Magic Lantern Group, Inc.                               28,600          39,754
*#Magna Entertainment Corp.                              164,800         774,560
 *Magnetek, Inc.                                         585,500       3,776,475
 *Magnum Hunter Resources, Inc.                        1,268,928      11,407,663
 *MAII Holdings, Inc.                                     62,700               8
 *Mail-Well, Inc.                                        599,100       2,264,598
 *Main Street & Main, Inc.                               145,430         356,303
  Maine & Maritimes Corp.                                    400          13,800
 *MAIR Holdings, Inc.                                    355,072       2,702,098
 *Management Network Group, Inc.                          75,250         242,907
 *Manchester Technologies, Inc.                          178,200         588,060
 *Manning (Greg) Auctions, Inc.                              500           5,625
 *Manufacturers' Services Ltd.                            17,300         105,530
 *Manugistic Group, Inc.                                 469,261       3,125,278
 *Mapinfo Corp.                                          134,335       1,188,865
 *Marimba, Inc.                                           60,600         311,484
 *MarineMax, Inc.                                         31,201         592,819
 *Marisa Christina, Inc.                                  94,000   $     150,400
  Maritrans, Inc.                                        108,400       1,800,524
*#MarketWatch.com, Inc.                                  218,100       1,932,366
 *MarkWest Hydrocarbon, Inc.                             171,050       1,967,075
 *Marlton Technologies, Inc.                              96,500          52,592
  Marsh Supermarkets, Inc. Class A                        36,900         405,531
  Marsh Supermarkets, Inc. Class B                        59,400         653,400
  MASSBANK Corp.                                          63,149       2,548,694
  Massey Energy Co.                                    1,766,200      24,550,180
 *Mastec, Inc.                                           600,900       7,979,952
 *Material Sciences Corp.                                369,667       3,508,140
 *Matria Healthcare, Inc.                                214,294       4,378,026
 *Matrix Bancorp, Inc.                                     5,000          45,700
 *Mattson Technology, Inc.                               495,587       7,607,260
 *Maxco, Inc.                                             38,500         101,062
  Maxcor Financial Group, Inc.                            34,700         454,570
 *Maxicare Health Plans, Inc.                             44,800          11,200
*#Maxim Pharmaceuticals, Inc.                            342,410       2,437,959
 *Maxwell Shoe Company, Inc.                             113,850       2,002,621
 *Maxwell Technologies, Inc.                              73,500         591,675
 *Maxxam, Inc.                                           105,500       1,688,000
 *Maxygen, Inc.                                          104,066       1,129,116
 *Mayor's Jewelers, Inc.                                 293,900         220,425
  McRae Industries, Inc. Class A                          32,700         299,205
*#MCSI, Inc.                                              27,200             258
 *Meade Instruments Corp.                                372,585       1,564,857
 *Meadow Valley Corp.                                     44,064          72,662
 *Meadowbrook Insurance Group, Inc.                      269,200       1,076,800
 *Medarex, Inc.                                          505,842       3,439,726
 *MedCath Corp.                                           85,136         807,855
 *Media 100, Inc.                                          7,800           5,850
 *Media Arts Group, Inc.                                 139,800         550,812
  Media General, Inc. Class A                             45,600       3,050,184
 *Medialink Worldwide, Inc.                               63,000         195,300
 *Medical Resources, Inc.                                  1,619               0
 *Medicore, Inc.                                          58,600         135,073
 *Medquist, Inc.                                         403,000       6,202,170
 *Medstone International, Inc.                            72,600         342,745
*#Mens Warehouse, Inc.                                    10,800         331,884
  Merchants Group, Inc.                                   23,900         581,606
 *Mercury Air Group, Inc.                                 39,650         194,285
*#Meridian Resource Corp.                                 82,600         376,656
 *Merisel, Inc.                                            3,600          21,240
 *Merix Corp.                                              4,000          83,520
 *Merrimac Industries, Inc.                               35,170         209,261
  Mesa Labs, Inc.                                         18,500         167,332
 *Mestek, Inc.                                            13,500         253,800
 *Meta Group, Inc.                                        10,600          59,572
 *MetaSolv, Inc.                                         502,937       1,207,049
 #Metris Companies, Inc.                               1,474,200       6,574,932
*#Metro One Telecommunications, Inc.                     272,704         529,046
 *Metromedia International Group, Inc.                   361,100          55,068
  MFB Corp.                                               17,700         557,992
 *MFRI, Inc.                                              59,900         159,933
  MGP Ingredients, Inc.                                  112,300       1,325,140
 *Michael Anthony Jewelers, Inc.                          93,900         191,086
*#Micro Component Technology, Inc.                        20,800          31,200
 *Micro Linear Corp.                                     189,700       1,138,200
 *MicroFinancial, Inc.                                   105,900         337,821
 *Micros to Mainframes, Inc.                               6,200           8,432
 *Microtek Medical Holdings, Inc.                        597,600       2,444,184

                                                          SHARES          VALUE+
                                                          ------          ------
 *Microtune, Inc.                                        164,400   $     360,036
  Midland Co.                                             49,800       1,054,764
*#Midway Games, Inc.                                     493,600       1,668,368
*#Midwest Express Holdings, Inc.                         288,902       1,198,943
*#Mikohn Gaming Corp.                                    167,400         729,864
  Milacron, Inc.                                         791,300       1,835,816
  Millennium Chemicals, Inc.                             528,950       5,723,239
 *Miller Industries, Inc.                                159,210         987,102
 *Millerbuilding Systems Escrow Shares                    46,200          13,860
 *Miltope Group, Inc.                                     53,600         322,672
  Minuteman International, Inc.                            9,000          83,070
 *MIPS Technologies, Inc.                                317,800       1,732,010
 *Misonix, Inc.                                           84,300         343,185
 *Mission Resources Corp.                                344,250         619,650
 *Mississippi Chemical Corp.                              94,000           7,520
 *Mitcham Industries, Inc.                               143,100         294,786
 *MKS Instruments, Inc.                                   64,120       1,776,765
 *Mobile Mini, Inc.                                      371,864       7,336,877
 *Modem Media, Inc.                                        1,500           9,465
  Modine Manufacturing Co.                               140,762       3,590,839
 *Mod-Pac Corp.                                            9,843          77,071
 *Mod-Pac Corp. Class B                                    3,878          30,365
 *Modtech Holdings, Inc.                                 282,414       2,341,212
 *Moldflow Corp.                                          51,400         578,250
 *Mondavi (Robert) Corp. Class A                         248,803       8,708,105
*#Mony Group, Inc.                                        34,200       1,077,984
 *Moog, Inc. Class A                                      19,200         835,200
 *Moore Handley, Inc.                                      2,000           3,600
 *Moore Medical Corp.                                     43,300         290,110
 *Motor Car Parts & Accessories, Inc.                     71,200         400,856
  Movado Group, Inc.                                     211,250       5,743,887
 *MPS Group, Inc.                                      2,664,200      24,510,640
 *MRV Communications, Inc.                               713,600       2,861,536
 *MSC Software Corp.                                     786,039       7,742,484
*#MTI Technology Corp.                                       300             735
  MTS Systems Corp.                                      160,910       2,988,099
  Mueller (Paul) Co.                                       2,300          91,678
 *Mueller Industries, Inc.                               437,388      14,136,380
  Myers Industries, Inc.                                  87,394       1,095,047
 *Nabi Biopharmaceuticals                                517,952       5,578,343
  Nacco Industries, Inc. Class A                         116,800       9,110,400
*#Nanogen, Inc.                                          190,300         627,990
 *Nanometrics, Inc.                                      236,130       3,447,498
*#Napco Security Systems, Inc.                            49,800         404,625
  Nash-Finch Co.                                         271,607       5,462,017
 *Nashua Corp.                                           116,000       1,018,480
 *NATCO Group, Inc. Class A                               30,800         184,800
 *Nathans Famous, Inc.                                   107,000         554,260
 *National Equipment Services, Inc.                       94,800           6,636
 *National Home Health Care Corp.                         53,533         473,232
  National Presto Industries, Inc.                       135,950       4,839,820
 *National Research Corp.                                 75,900       1,175,615
 *National RV Holdings, Inc.                             157,150       1,689,362
 *National Steel Corp. Class B                            45,415             182
 *National Technical Systems, Inc.                       128,684         738,646
 *National Western Life Insurance Co.
    Class A                                               24,300       3,552,781
 *Natrol, Inc.                                           122,500         355,250
 *Natural Alternatives International, Inc.                82,100         486,853
 *Natus Medical, Inc.                                    159,600         600,096
 *Navidec, Inc.                                            5,188           5,577
*#Navigant International, Inc.                           402,698   $   5,597,502
 *Navigators Group, Inc.                                   8,200         260,842
 *NCI Building Systems, Inc.                             451,400      10,513,106
 *NCO Group, Inc.                                        590,226      13,634,221
 *NCO Portfolio Management, Inc.                           2,613          19,597
  Nelson (Thomas), Inc.                                   19,900         350,240
*#Neoforma, Inc.                                         200,063       3,193,005
 *NeoMagic Corp.                                         364,300       1,180,332
 *Net2Phone, Inc.                                        485,033       3,055,708
  NetBank, Inc.                                          302,082       3,957,274
 *Netegrity, Inc.                                         85,850       1,051,662
 *NetIQ Corp.                                          1,482,470      17,774,815
 *NetManage, Inc.                                         84,416         455,846
 *NetRatings, Inc.                                       665,106       6,730,873
 *Netscout System, Inc.                                   40,717         355,052
 *Network Equipment Technologies, Inc.                   401,300       4,173,520
 *Neurogen Corp.                                          58,690         374,501
 *New Brunswick Scientific Co., Inc.                     103,193         629,374
 *New Focus, Inc.                                      1,288,009       6,298,364
 *New Horizons Worldwide, Inc.                            63,775         392,216
 *Newport Corp.                                          503,509       8,574,758
 *Niagara Corp.                                          132,200         372,804
  Nitches, Inc.                                            4,047          18,819
 *NMS Communications Corp.                               466,800       2,730,780
 *NMT Medical, Inc.                                      123,800         433,300
 *Nobel Learning Communities, Inc.                        83,500         409,150
 *Noel Group, Inc.                                        95,400             286
 #Noland Co.                                               3,000         111,195
 *Norstan, Inc.                                          247,100         766,010
 *North America Galvanizing &
    Coatings, Inc.                                        73,400         100,558
 *North American Scientific, Inc.                         88,435         884,350
  North Central Bancshares, Inc.                          39,900       1,536,549
  Northeast Bancorp                                       21,200         429,300
  Northeast Pennsylvania Financial
    Corp.                                                  3,200          62,400
 *Northland Cranberries, Inc.                             50,400          36,288
  Northrim BanCorp, Inc.                                       0              14
 *Northwest Pipe Co.                                      91,500       1,354,200
*#Novamed Eyecare, Inc.                                   43,750         105,000
 *Novell, Inc.                                           109,789       1,042,995
 *NS Group, Inc.                                         300,200       2,242,494
 *Nu Horizons Electronics Corp.                          422,829       3,391,089
 *Numerex Corp. Class A                                   77,800         303,420
 *Nuvelo, Inc.                                           168,029         656,993
  NWH, Inc.                                               52,900       1,027,847
 *NYFIX, Inc.                                            307,596       2,562,275
  Nymagic, Inc.                                          125,800       3,375,214
 *O.I. Corp.                                              51,800         369,593
 *OAO Technology Solutions, Inc.                          32,600         101,712
 *Obie Media Corp.                                        70,500         191,408
 *Ocwen Financial Corp.                                1,189,730       8,268,624
*#Odd Job Stores, Inc.                                   175,300         534,665
*#Officemax, Inc.                                      2,613,000      25,685,790
 *Offshore Logistics, Inc.                               582,600      14,710,650
*#Oglebay Norton Co.                                      65,800         122,388
  Ohio Art Co.                                             3,500          47,390
 *Ohio Casualty Corp.                                  1,557,604      26,494,844
 *Oil States International, Inc.                          94,781       1,190,449
  Oil-Dri Corp. of America                                47,700         715,023
 *Olympic Steel, Inc.                                    210,600       1,188,837

                                                          SHARES          VALUE+
                                                          ------          ------
 *Omega Protein Corp.                                    536,900   $   3,355,625
 *Omnova Solutions, Inc.                                 171,900         627,435
 *Omtool, Ltd.                                            38,557         276,839
 *On Assignment, Inc.                                    235,043       1,191,668
 *On Command Corp.                                        37,500          69,563
 *One Price Clothing Stores, Inc.                         42,786          23,960
 *Onyx Acceptance Corp.                                  107,900       1,189,058
 *Opinion Research Corp.                                  89,900         509,733
 *Oplink Communications, Inc.                            158,500         378,815
 *Opti, Inc.                                             168,800         239,696
 *OpticNet, Inc.                                          28,750              29
 *Optika, Inc.                                            72,100         313,635
 *Orbital Sciences Corp.                                  75,700         694,169
 *Oregon Steel Mills, Inc.                               586,061       1,740,601
 *Orthologic Corp.                                       376,600       2,719,052
*#OSI Systems, Inc.                                       60,164       1,117,847
  Outlook Group Corp.                                     59,300         296,500
  Overseas Shipholding Group, Inc.                       926,975      26,094,346
 *Owosso Corp.                                            89,000           7,120
 *OYO Geospace Corp.                                      19,000         252,510
 *Pacific Mercantile Bancorp                                 200           1,840
 *Pacific Premier Bancorp, Inc.                           26,840         259,006
 *Pain Therapeutics, Inc.                                141,500         863,150
 *Palmone Inc                                             72,510       1,085,475
 *Palmsource Inc                                          22,463         574,828
 *Par Technology Corp.                                   158,900       1,260,077
 *Paradyne Networks Corp.                                 11,500          52,785
  Park Electrochemical Corp.                             224,350       5,732,143
 *Parker Drilling Co.                                  2,042,600       4,881,814
 *Park-Ohio Holdings Corp.                               187,935       1,377,564
  Parkvale Financial Corp.                                40,725       1,086,136
 *Parlex Corp.                                            86,500         704,975
 *Parlux Fragrances, Inc.                                230,900         750,194
 *Pathmark Stores, Inc.                                  667,738       4,847,778
  Patrick Industries, Inc.                                96,250         825,825
 *Paula Financial, Inc.                                   90,600         140,430
 *Paul-Son Gaming Corp.                                   35,400         211,692
 *Paxson Communications Corp.                            462,700       2,220,960
 *Payless Cashways, Inc.                                   4,184               6
 *PC Connection, Inc.                                    373,051       3,264,196
 *PC Mall, Inc.                                          136,500       1,823,640
 *PC-Tel, Inc.                                           278,000       2,488,100
 *Pediatric Services of America, Inc.                     88,400         769,080
 *Peerless Manufacturing Co.                              20,100         238,286
 *Peerless Systems Corp.                                 120,900         411,060
 *Pegasus Solutions, Inc.                                113,541       1,348,867
 *Pemstar, Inc.                                          394,690       1,484,034
  Penford Corp.                                           79,800       1,151,514
*#Penn Treaty American Corp.                             235,200         378,672
  Penn Virginia Corp.                                     85,800       4,024,878
  Penn-America Group, Inc.                               210,975       3,082,345
  Pep Boys - Manny, Moe & Jack                         1,365,600      27,994,800
 *Perceptron, Inc.                                       222,100       1,643,540
 *Pericom Semiconductor Corp.                             75,217         881,543
 *Perini Corp.                                            71,100         640,611
 *Per-Se Technologies, Inc.                              364,566       5,122,152
 *Petrocorp, Inc.                                        102,600       1,389,204
 *Petroleum Development Corp.                            275,464       3,911,589
 *Pharmacopeia, Inc.                                     382,790       4,784,875
 *Pharmacyclics, Inc.                                    408,753       2,616,019
 *PharmChem, Inc.                                         54,000          15,120
  Phillips-Van Heusen Corp.                              537,900   $   9,467,040
 *Phoenix Technologies, Ltd.                              72,798         634,071
 *Photo Control Corp.                                      4,200           9,618
 *Photronics, Inc.                                       140,754       2,599,726
 *Piccadilly Cafeterias, Inc.                            184,200          33,156
 *Pico Holdings, Inc.                                    184,820       2,775,996
  Pilgrims Pride Corp. Class B                           882,900      13,199,355
  Pinnacle Bancshares, Inc.                               10,400         169,000
 *Pinnacle Entertainment, Inc.                           401,400       3,664,782
 *Pixelworks, Inc.                                         3,100          40,920
 *Plains Exploration & Production Co.                    115,835       1,622,848
 *PlanVista Corp.                                        302,298         574,366
 *Plato Learning, Inc.                                   368,983       3,664,001
 *Play By Play Toys and Novelties, Inc.                   52,900             135
 *Plexus Corp.                                           189,512       3,363,838
 *PLX Technology, Inc.                                    81,828         769,183
 #PMA Capital Corp. Class A                              186,164         739,071
  Pocahontas Bancorp, Inc.                                69,800         984,180
 *Point West Capital Corp.                                14,300               1
 *Polyone Corp.                                          473,800       2,819,110
  Pomeroy IT Solutions, Inc.                             321,022       4,690,131
  Pope & Talbot, Inc.                                    373,300       5,058,215
  Potlatch Corp.                                         402,300      12,974,175
 *PowerCerv Corp.                                         20,666           1,653
 *Power-One, Inc.                                        508,800       4,289,184
 *Powerwave Technologies, Inc.                           489,690       3,648,191
 *PPT Vision, Inc.                                        89,000          96,120
 *PRAECIS Pharmaceuticals, Inc.                          784,501       5,962,208
 *Premier Financial Bancorp                                1,100           8,855
  Presidential Life Corp.                                762,667      11,058,672
*#PRG-Schultz International, Inc.                        304,349       1,506,528
 *Pricesmart, Inc.                                        33,250         226,067
 *Prime Hospitality Corp.                              1,163,052      12,816,833
 *Prime Medical Services, Inc.                           412,886       2,093,332
 *Primus Knowledge Solutions, Inc.                       117,500         522,875
 *Printronix, Inc.                                        89,800       1,480,802
 *Procom Technology, Inc.                                  5,400           2,403
 *Procurenet, Inc.                                        22,400              22
  Programmers Paradise, Inc.                              86,900         618,728
 *Progressive Software Holding, Inc.                       5,680               6
 *Protection One, Inc.                                 1,316,200         592,290
  Proton Energy Systems, Inc.                            581,195       1,522,731
 *Provant, Inc.                                          121,400             121
  Providence & Worcester Railroad Co.                     47,100         427,668
  Provident Financial Holdings, Inc.                      36,800       1,233,168
 *Province Healthcare Co.                                534,813       8,198,683
 *PSS World Medical, Inc.                                847,300       8,684,825
 *Psychiatric Solutions, Inc.                             35,000         532,700
 *PTEK Holdings, Inc.                                    584,400       5,095,968
  Pulitzer, Inc.                                          37,100       1,966,300
 *Pure World, Inc.                                       100,500         228,135
  Pyramid Breweries, Inc.                                110,100         350,118
 *QEP Co., Inc.                                           29,000         342,200
  Quaker Fabric Corp.                                    398,983       3,483,122
 *Quality Dining, Inc.                                   217,600         628,864
  Quanex Corp.                                           337,002      13,321,689
 *Quanta Services, Inc.                                  998,550       7,638,908
 *Quicklogic Corp.                                       109,100         680,784
 *Quigley Corp.                                           22,100         187,629
 *Quovadx, Inc.                                          405,100       1,972,837
 *R & B, Inc.                                            122,500       1,715,000

                                                          SHARES          VALUE+
                                                          ------          ------
 *Radiologix, Inc.                                       115,100   $     351,055
 *Rag Shops, Inc.                                         55,755         189,009
 *Railamerica, Inc.                                      789,865       8,964,968
 *Range Resources Corp.                                  731,991       5,782,729
 *RCM Technologies, Inc.                                 234,100       1,704,248
 *Reading International, Inc. Class A                    213,799       1,334,106
 *Reading International, Inc. Class B                     14,660          86,494
 *RealNetworks , Inc.                                        300           1,791
*#Redhook Ale Brewery, Inc.                              126,500         376,844
 *Refac                                                   11,357          56,842
  Regal-Beloit Corp.                                     345,283       7,130,094
 *Regent Communications, Inc.                            670,797       4,366,888
 *Register.Com, Inc.                                      78,955         382,932
 *Reliability, Inc.                                      100,400         109,436
  Reliance Steel & Aluminum Co.                          332,283       9,795,703
*#Reliant Resources, Inc.                                 52,300         343,088
 *Relm Wireless Corp.                                     59,254          89,474
 *Remec, Inc.                                            602,650       6,761,733
 *RemedyTemp, Inc.                                         7,500          82,275
 *Rentrak Corp.                                           63,000         503,370
 *Rent-Way, Inc.                                         676,600       5,013,606
*#Reptron Electronics, Inc.                               73,300          12,461
 *Republic First Bancorp, Inc.                            66,730         868,157
 *Res-Care, Inc.                                         480,798       3,533,865
  Resource America, Inc.                                 444,343       5,789,789
 *Restoration Hardware, Inc.                              48,080         294,730
 *Retail Ventures Inc.                                   648,323       3,500,944
 *Rex Stores Corp.                                       274,050       4,310,807
 *Rexhall Industries, Inc.                                38,798         113,096
 *RF Monolithics, Inc.                                   121,000       1,061,170
  Richardson Electronics, Ltd.                           177,200       1,807,440
  Riggs National Corp.                                   722,119      12,391,562
 *Riverside Group, Inc.                                    3,200              59
 *Riverstone Networks, Inc.                                9,900          10,890
  Riverview Bancorp, Inc.                                 58,300       1,246,454
 *Riviera Holdings Corp.                                   5,500          29,948
 *Riviera Tool Co.                                        16,500          74,415
 *RMH Teleservices, Inc.                                  79,400         409,704
 *Roadhouse Grill, Inc.                                  174,800          43,700
  Roanoke Electric Steel Corp.                           140,900       1,359,685
  Robbins & Myers, Inc.                                  242,300       5,345,138
 *Robotic Vision Systems, Inc.                            70,000          46,550
 *Rochester Medical Corp.                                 27,100         242,545
  Rock of Ages Co.                                        87,600         507,204
  Rock-Tenn Co. Class A                                  835,550      13,285,245
 *Rocky Shoes & Boots, Inc.                               72,000       1,245,600
 *Rogue Wave Software, Inc.                              147,100         966,447
  Roto-Rooter, Inc.                                       43,600       1,604,916
 *Rouge Industries, Inc. Class A                         271,100          21,688
 *RTI International Metals, Inc.                         528,750       7,164,563
 *RTW, Inc.                                               93,850         606,177
 *Rubio's Restaurants, Inc.                               74,243         449,170
  Ruddick Corp.                                           30,891         522,058
 *Rural/Metro Corp.                                      134,500         263,620
 *Rush Enterprises, Inc. Class A                         105,400         814,742
 *Rush Enterprises, Inc. Class B                         105,400         862,172
  Russell Corp.                                          630,600      11,596,734
 *Ryan's Family Steak Houses, Inc.                       351,500       5,216,260
  Ryerson Tull, Inc.                                     584,739       5,268,498
 *S&K Famous Brands, Inc.                                 78,600       1,405,368
 *Safeguard Scientifics, Inc.                            762,500       2,607,750
 *SafeNet, Inc.                                              735   $      24,431
 *Safety Components International, Inc.                    1,155          13,629
*#Salton, Inc.                                           287,400       3,868,404
  Sanders Morris Harris Group, Inc.                       26,700         265,665
 *Sands Regent Casino Hotel                               15,492          64,137
 *Sangamo BioSciences, Inc.                               19,700          89,832
 *Sapient Corp.                                              600           3,372
*#Satcon Technology Corp.                                101,000         262,600
  Saucony, Inc. Class A                                   35,800         607,884
  Saucony, Inc. Class B                                   48,400         803,440
  Sauer-Danfoss, Inc.                                     92,400       1,478,400
 *SBS Technologies, Inc.                                 219,074       3,209,434
 *ScanSoft, Inc.                                          73,525         441,150
 *Scheid Vineyards, Inc.                                  34,100         143,391
 *Schieb (Earl), Inc.                                     75,600         199,962
 *Schlotzskys, Inc.                                      164,000         413,280
  Schnitzer Steel Industries, Inc. Class A               156,900       8,489,859
 *Schuff International, Inc.                             106,600         152,438
 #Schulman (A.), Inc.                                    252,583       4,937,998
  Schweitzer-Maudoit International, Inc.                  30,500         845,460
 *SCM Microsystems, Inc.                                 300,372       2,493,088
  Scope Industries, Inc.                                   8,100         614,790
  SCPIE Holdings, Inc.                                   150,700       1,499,465
 *SCS Transportation, Inc.                               230,050       3,825,732
  Seaboard Corp.                                          26,240       6,048,320
 *Seabulk International, Inc.                             30,300         265,125
 *Seachange International, Inc.                            4,200          63,210
  Seacoast Financial Services Corp.                       91,846       2,521,173
*#Seacor Smit, Inc.                                      487,966      18,611,023
 *Secom General Corp.                                     11,500          14,835
 *SED International Holdings, Inc.                        11,350          30,078
 *SEEC, Inc.                                              87,900          43,071
 *Segue Software, Inc.                                    68,200         175,274
 *Selas Corp. of America                                  76,500         211,140
 *Selectica, Inc.                                        810,111       3,758,915
  Selective Insurance Group, Inc.                        705,932      22,879,256
 *Semitool, Inc.                                         421,900       4,801,222
*#SEMX Corp.                                              89,400           8,940
 *Seneca Foods Corp. Class B                              10,500         210,893
 *Sequa Corp. Class A                                     94,900       4,531,475
 *Sequa Corp. Class B                                     28,900       1,414,655
 *Sequenom, Inc.                                         540,150       1,945,080
 *SeraCare Life Sciences, Inc.                             2,680          29,480
 *Service Corp. International                          4,638,700      22,961,565
 *Servotronics, Inc.                                         400           1,240
 *Shaw Group, Inc.                                     1,116,500      14,536,830
 *Shells Seafood Restaurants, Inc.                        42,100          27,997
 *Shiloh Industries, Inc.                                164,700         743,621
 *Shoe Carnival, Inc.                                    241,800       4,371,744
 *Shoe Pavilion, Inc.                                      9,500          12,113
 *Sholodge, Inc.                                          71,600         313,250
 *Shopko Stores, Inc.                                    757,800      12,617,370
 *Sifco Industries, Inc.                                  74,715         261,503
 *Sight Resource Corp.                                    75,200           4,700
 *Sigmatron International, Inc.                           16,800         425,208
 *Silicon Graphics, Inc.                               1,681,500       1,900,095
 *Silicon Storage Technology, Inc.                       311,664       4,229,280
  Simmons First National Corp. Class A                    68,600       1,819,958
 *Simon Worldwide, Inc.                                  181,600          14,074
 *Simula, Inc.                                            78,650         247,748
 *Sinclair Broadcast Group, Inc. Class A                 162,600       1,865,022

                                                          SHARES          VALUE+
                                                          ------          ------
 *Sipex Corp.                                            490,900   $   4,614,460
 *Sitel Corp.                                            469,800       1,104,030
 *Six Flags, Inc.                                      1,879,700      12,687,975
 *Skechers U.S.A., Inc. Class A                          379,732       2,821,409
  Skyline Corp.                                          118,700       3,810,270
*#Skyworks Solutions, Inc.                               739,833       6,503,132
 *Smart & Final Food, Inc.                               307,100       2,803,823
 *SmartDisk Corp.                                         73,400          23,855
 *Smith & Wollensky Restaurant Group, Inc.               160,400         936,736
  Smith (A.O.) Corp.                                      62,400       2,192,736
  Smith (A.O.) Corp. Convertible Class A                  70,050       2,461,557
 *Smithway Motor Xpress Corp. Class A                     73,800          87,822
 *Sola International, Inc.                               468,800       9,188,480
 *Somera Communications, Inc.                             17,400          24,708
  Sonic Automotive, Inc.                                 337,493       7,576,718
 *Sonic Foundry, Inc.                                     22,800          50,160
 *Sonic Innovations, Inc.                                  1,600           9,760
 *SonicWALL, Inc.                                        930,469       7,434,447
 *Source Information Management, Inc.                    175,700       1,702,533
 *Sourcecorp, Inc.                                       309,030       7,558,874
  South Jersey Industries, Inc.                          221,591       8,730,685
 *Southern Energy Homes, Inc.                            180,800         479,120
 *Southwall Technologies, Inc.                           131,500         114,405
  Southwest Gas Corp.                                      1,700          38,335
 *Southwestern Energy Co.                                469,900       9,590,659
 *Spacehab, Inc.                                         122,200         124,644
  Span-American Medical System, Inc.                      24,000         290,400
 *Spanish Broadcasting System, Inc.                      473,000       4,753,650
 *SPAR Group, Inc.                                         6,000          21,900
  Spartan Motors, Inc.                                    25,395         241,253
 *Spartan Stores, Inc.                                   183,196         897,660
 *Sparton Corp.                                          120,503       1,317,101
 *Spectrum Control, Inc.                                 173,800       1,237,630
 *Speizman Industries, Inc.                               40,400          15,352
 *Spherion Corp.                                       1,263,789      11,298,274
 *Spiegel, Inc. Class A Non-Voting                        44,900           3,929
 *Spinnaker Exploration Co.                              812,166      21,392,452
 *Sport Chalet, Inc.                                      45,900         428,706
 *Sport Supply Group, Inc.                               105,400         194,990
 *Sport-Haley, Inc.                                       60,800         250,496
 *Sports Club Co., Inc.                                  116,000         232,000
 *SportsLine.Com, Inc.                                   227,300         247,757
*#SPS Technologies, Inc.                                 161,550       7,909,488
*#SR Telecom, Inc.                                        49,144         280,121
 *SRI/Surgical Express, Inc.                              52,500         347,813
  St. Francis Capital Corp.                              122,000       4,246,820
 *Stamps.com, Inc.                                       573,853       3,586,581
  Standard Commercial Corp.                              296,980       6,192,033
 *Standard Management Corp.                              134,600         440,142
 *Standard Microsystems Corp.                            184,942       4,956,446
  Standard Motor Products, Inc. Class A                  193,350       1,943,168
  Standard Pacific Corp.                                 401,800      20,061,874
  Standard Register Co.                                  271,400       4,309,832
 *Star Buffet, Inc.                                        7,200          29,340
 *Star Multi Care Service, Inc.                            6,344             888
  Starrett (L.S.) Co. Class A                             64,600         921,842
  State Financial Services Corp. Class A                  67,000       1,778,850
 *Steel Dynamics, Inc.                                   926,786      18,554,256
  Steel Technologies, Inc.                               253,485       3,903,669
*#SteelCloud Co.                                           5,900          30,149
 *Stein Mart, Inc.                                       140,010   $   1,247,489
 *Steinway Musical Instruments, Inc.                      83,300       1,990,870
 *Stellent, Inc.                                         437,500       4,318,125
  Stepan Co.                                             128,900       3,230,234
  Stephan Co.                                             51,500         220,420
  Stewart & Stevenson Services, Inc.                     699,500       9,820,980
 *Stewart Enterprises, Inc.                            2,694,197      12,581,900
 *Stewart Information Services Corp.                     434,400      16,780,872
 *Stifel Financial Corp.                                  92,072       1,578,114
 *Stillwater Mining Co.                                  583,800       4,915,596
 *Stoneridge, Inc.                                       434,300       5,797,905
 *StorageNetworks, Inc.                                  362,800               0
 *StorageNetworks, Inc. Escrow Shares                    362,800           9,832
  Strategic Distribution, Inc.                            65,178         978,322
 *Stratos International, Inc.                            101,733         761,980
 *Stratus Properties, Inc.                                94,450         999,281
  Stride Rite Corp.                                      596,400       6,900,348
 *Suburban Lodges of America, Inc.
    Escrow Shares                                        241,100               0
 *Summa Industries, Inc.                                  41,700         366,960
 *Sundance Homes, Inc.                                    40,500             263
 *SunLink Health Systems, Inc.                            65,400         184,428
*#Sunrise Senior Living, Inc.                            551,200      19,027,424
  Sunrise Telecom, Inc.                                    3,100          12,090
 *Suntron Corp.                                           92,475         380,997
 *Superior Consultant Holdings Corp.                       3,900          18,564
*#Superior Telecom, Inc.                                 126,600           1,266
  Superior Uniform Group, Inc.                           136,400       2,228,776
  Supreme Industries, Inc.                                35,310         205,681
 *Swift Energy Corp.                                     712,908      10,116,165
*#Switchboard, Inc.                                       12,300          82,410
  SWS Group, Inc.                                        267,400       5,029,794
 *Sycamore Networks, Inc.                              1,027,312       5,465,300
 *Sykes Enterprises, Inc.                                279,242       2,552,272
 *Sylvan, Inc.                                            99,900       1,207,292
 *Symmetricom, Inc.                                      651,019       4,579,268
 *Syms Corp.                                             343,900       2,386,666
 *Synalloy Corp.                                          88,350         605,198
  Sypris Solutions, Inc.                                  47,108         643,024
 *Systemax, Inc.                                         408,500       2,961,625
 *T-3 Energy Services, Inc.                                  880           5,086
 *Taitron Components, Inc.                                 6,500          15,275
  Tandy Brand Accessories, Inc.                           63,700         955,500
*#Tarrant Apparel Group                                   29,800         119,200
  Tasty Baking Co.                                        26,500         223,925
  TB Woods Corp.                                          92,900         733,910
 *TBA Entertainment Corp.                                132,500          84,138
 *TEAM America, Inc.                                       2,500              25
 *TeamStaff, Inc.                                         86,000         190,060
 *Technical Communications Corp.                           6,300          28,350
  Technology Research Corp.                               65,400       1,008,468
 *Technology Solutions Corp.                              64,000          74,880
 *TechTeam Global, Inc.                                  253,200       1,709,100
  Tecumseh Products Co. Class A                          361,572      14,882,304
  Tecumseh Products Co. Class B                           15,600         624,000
*#Tegal Corp.                                             66,300         157,794
 *Teletech Holdings, Inc.                                 91,306         917,625
 *Telular Corp.                                           43,662         320,479
 *Temtex Industries, Inc.                                 35,700             286
 *Tenneco Automotive, Inc.                               854,920       4,744,806
 *Terayon Communication Systems, Inc.                    121,300         725,374

                                                          SHARES          VALUE+
                                                          ------          ------
 *Terex Corp.                                          1,124,413   $  28,998,611
 *Terra Industries, Inc.                               1,617,500       5,224,525
 *Tesoro Petroleum Corp.                               1,680,000      21,302,400
  Texas Industries, Inc.                                 548,162      16,011,812
  TF Financial Corp.                                      36,000       1,237,320
 *The Banc Corp.                                          45,900         400,248
 *The Beard Co.                                           22,500          10,688
 *The Dress Barn, Inc.                                   349,785       5,120,852
 *The Hallwood Group, Inc.                                   100           2,072
  The Marcus Corp.                                       493,800       7,382,310
 *The Rowe Companies                                       9,400          27,777
 *Theragenics Corp.                                      506,500       2,486,915
 *TheStreet.com, Inc.                                    264,000       1,206,480
 *Third Wave Technologies                                166,200         714,660
 #Thomas & Betts Corp.                                    81,500       1,695,200
 *Three-Five Systems, Inc.                               553,500       2,950,155
 *TIBCO Software, Inc.                                     3,900          22,815
 *Tickets.com, Inc.                                       14,500           6,888
 *TII Network Technologies, Inc.                          98,200         250,410
  Timberland Bancorp, Inc.                                56,400       1,371,084
 *Timco Aviation Services, Inc.                           11,922           5,365
 *Time Warner Telecom, Inc.                              151,575       1,599,116
  Timken Co.                                             268,300       4,595,979
 *Tipperary Corp.                                        126,900         347,706
  Titan International, Inc.                              260,900         500,928
*#Titan Pharmaceuticals, Inc.                            188,798         522,970
 *Titanium Metals Corp.                                   57,930       2,751,675
 *TLC Vision Corp.                                        88,670         540,000
  Todd Shipyards Corp.                                    81,450       1,470,173
 *Todhunter International, Inc.                           73,100         759,144
 *Torch Offshore, Inc.                                   276,800       1,444,896
 *Tower Automotive, Inc.                               1,463,950       6,660,973
  Traffix, Inc.                                          266,400       1,332,000
 *Trailer Bridge, Inc.                                   111,200         668,312
 *Trammell Crow Co.                                      116,400       1,565,580
 *Trans World Entertainment Corp.                        930,286       6,577,122
 *Transcat, Inc.                                          60,000         200,400
 *Transgenomic, Inc.                                      10,100          18,483
 *Transkaryotic Therapies, Inc.                          241,906       3,142,359
  Trans-Lux Corp.                                          2,746          17,163
 *Transmeta Corp.                                         59,900         197,670
 *Transmontaigne Oil Co.                                 457,324       2,748,517
 *Transport Corp. of America                              20,000         141,000
 *Transpro, Inc.                                         126,400         427,232
 *Transtechnology Corp.                                   97,300         680,127
  Tredegar Industries, Inc.                              488,700       7,525,980
*#Trenwick Group, Ltd.                                   199,776           4,994
 *Trestle Holdings Inc.                                    5,240          28,820
 *Trico Marine Services, Inc.                            618,200         791,296
 #Trinity Industries, Inc.                             1,046,100      27,146,295
 *TriPath Imaging, Inc.                                   76,587         698,473
 *Tripos, Inc.                                             7,200          49,752
 *Triquint Semiconductor, Inc.                           633,070       5,115,206
 *Triumph Group                                          319,117      10,400,023
 *TriZetto Group, Inc.                                   825,529       5,324,662
 *TRM Corp.                                               98,200         680,526
 *Trover Solutions, Inc.                                 123,200         853,160
 *Trump Hotels & Casino Resorts, Inc.                    358,700         566,746
 *Tumbleweed Communications Corp.                         37,100         308,301
 *Turnstone Systems, Inc.                                871,543       2,518,759
 *Tut Systems, Inc.                                       13,500          67,635
 *Tweeter Home Entertainment Group,
    Inc.                                                 621,789   $   5,198,156
  Twin Disc, Inc.                                         37,200         667,926
 *Twinlab Corp.                                          244,900           4,898
 *Tyler Technologies, Inc.                               131,300       1,102,920
 *U.S. Concrete, Inc.                                    332,523       1,961,553
*#U.S. Diagnostic, Inc.                                   20,800               2
 *U.S. Xpress Enterprises, Inc. Class A                  163,490       2,182,592
 *Ubics, Inc.                                             18,600           2,883
 *UICI                                                 1,206,600      16,663,146
 *Ulticom, Inc.                                          210,100       2,273,282
  UMB Financial Corp.                                    327,304      15,969,162
*#Unapix Entertainment, Inc.                               9,300              38
 *Unico American Corp.                                    72,700         384,220
 *Unifi, Inc.                                          1,365,866       7,006,893
  Unifirst Corp.                                         173,600       4,032,728
 *Uni-Marts, Inc.                                        103,200         164,604
 *Uniroyal Technology Corp.                                3,700               0
 *United American Healthcare Corp.,                       17,950          52,773
  United Auto Group, Inc.                                771,600      19,058,520
  United Community Financial Corp.                       593,021       6,653,696
  United Fire & Casualty Co.                              44,450       1,778,000
 *United Rentals, Inc.                                 1,083,100      20,059,012
 *United Retail Group, Inc.                              248,417         794,934
 *United Road Services, Inc.                               5,380             915
 *Universal Access Global Holdings, Inc.                     250           1,000
 *Universal American Financial Corp.                     122,111       1,271,176
 *Universal Compression Holdings, Inc.                   451,284      10,582,610
  Universal Forest Products, Inc.                         79,857       2,430,847
 *Universal Stainless & Alloy Products,
    Inc.                                                 118,900       1,002,327
  Unizan Financial Corp.                                  17,031         366,167
 *Unova, Inc.                                            603,100      14,426,152
 *Urologix, Inc.                                         108,400         613,544
 *URS Corp.                                              589,199      13,433,737
 *US Energy Corp.                                         25,700          70,161
 *US Liquids, Inc.                                        68,850          16,524
 *US Oncology, Inc.                                    2,165,250      22,042,245
 *USA Truck, Inc.                                         71,600         771,848
  Usec, Inc.                                           1,911,302      14,392,104
  USF Corp.                                              619,332      20,456,536
 *V.I. Technologies, Inc.                                    100              68
 *Vail Resorts, Inc.                                     540,973       8,239,019
 #Valeant Pharmaceuticals International                  497,500      11,895,225
*#Valence Technology, Inc.                                 4,800          17,280
  Valhi, Inc.                                            221,452       3,060,467
 *Valley National Gases, Inc.                             13,800          87,561
 *Valpey Fisher Corp.                                     10,350          32,706
 *ValueClick, Inc.                                       230,500       1,924,675
 *Valuevision Media, Inc. Class A                         20,600         319,300
 *Vans, Inc.                                             465,470       5,958,016
 *Variflex, Inc.                                          68,100         422,901
*#Vascular Solutions, Inc.                                21,400         133,964
 *Vastera, Inc.                                          616,518       2,404,420
 *Veeco Instruments, Inc.                                377,439      11,134,451
 *Verilink Corp.                                         110,800         870,888
 *Veritas DGC, Inc.                                      871,100       7,848,611
 *Verso Technologies, Inc.                               322,228       1,240,578
 *Verticalbuyer Inc.                                       7,773              89
  Vesta Insurance Group, Inc.                            674,700       2,374,944
 *Vical, Inc.                                            317,533       1,594,016

                                                          SHARES          VALUE+
                                                          ------          ------
 *Vicon Industries, Inc.                                  71,500  $      296,010
 *Vicor Corp.                                            173,711       1,997,677
*#Video Display Corp.                                     60,140         733,708
*#Viewpoint Corp.                                          1,400           1,106
 *Vignette Corp.                                         927,600       2,142,756
 *Viisage Technology, Inc.                                14,600          56,210
  Vintage Petroleum, Inc.                              1,670,735      17,392,351
  Virco Manufacturing Corp.                               60,786         347,088
  Visteon Corp.                                        1,908,165      14,979,095
 *Visual Networks, Inc.                                   26,900          44,654
*#Vitech America, Inc.                                       700               2
 *Vitesse Semiconductor, Inc.                            132,600         967,980
 *Volt Information Sciences, Inc.                        406,700       8,296,680
  Vulcan International Corp.                              11,200         464,240
 *Vyyo, Inc.                                              92,721         650,901
  Walter Industries, Inc.                                 66,577         814,902
*#Warnaco Group, Inc.                                    119,700             120
  Washington Savings Bank FSB                             37,650         363,323
  Waste Industries USA, Inc.                             238,100       2,177,425
 *WatchGuard Technologoes, Inc.                          802,220       4,981,786
 *Water Pik Technologies, Inc.                            76,400         970,280
 *Waterlink, Inc.                                        248,300          13,657
  Watsco, Inc. Class A                                   367,500       8,540,700
  Watts Water Technologies, Inc.                         233,800       4,792,900
  Wausau-Mosinee Paper Corp.                             883,800      10,870,740
  Waypoint Financial Corp.                                25,994         558,091
 *Webb Interactive Services, Inc.                          4,200           4,200
 *Webco Industries, Inc.                                  93,900         319,260
 *Weider Nutrition International, Inc.                   166,500         792,540
 #Wellco Enterprises, Inc.                                 4,600          48,990
  Wellman, Inc.                                          833,400       7,250,580
 *Wells-Gardner Electronics Corp.                         58,325         211,137
 *WESCO International, Inc.                               12,726         113,898
  West Pharmaceutical Services, Inc.                     151,700       5,157,800
 *Westaff, Inc.                                           23,700          48,585
  Westbank Corp.                                           1,470          27,048
 *Westcoast Hospitality Corp.                            290,000       1,421,000
  Western Ohio Financial Corp.                            23,400         752,778
 *Western Power & Equipment Corp.                          4,091           1,595
 *Whitehall Jewelers, Inc.                                95,600       1,014,316
*#WHX Corp.                                              114,633         259,071
 *Wickes, Inc.                                            49,400          26,182
 *Williams Industries, Inc.                                3,400          11,968
 *Willis Lease Finance Corp.                             132,900         897,075
 *Wilshire Financial Services Group, Inc.                  2,092          11,590
 *Wilshire Oil Co. of Texas                              113,590         733,791
 *Wilsons The Leather Experts, Inc.                      377,175       2,342,257
 *Wind River Systems, Inc.                               240,920       1,568,389
 *Wireless WebConnect!, Inc.                               4,500              12
 *Wiser Oil Co.                                          193,275       1,362,589
 *Wolverine Tube, Inc.                                   302,100       1,589,046
  Woodhead Industries, Inc.                               15,900         269,982
  Woodward Governor Co.                                   32,066       1,599,452
 *Workflow Management, Inc.                              278,523       1,381,474
 *Worldwide Restaurant Concepts, Inc.                    291,500         851,180
 *Xanser Corp.                                           259,400         606,996
 *Xeta Corp.                                               8,500          51,850
 *Zapata Corp.                                            31,610       1,667,428
  Ziegler Co., Inc.                                        8,200         113,980
*#Zoltek Companies, Inc.                                 281,032       1,222,489
 *Zomax, Inc.                                            252,509       1,358,498
 *Zonagen, Inc.                                            5,900  $       11,151
 *Zones, Inc.                                            173,400         216,750
 *Zoran Corp.                                             53,196         976,679
 *Zygo Corp.                                             344,986       5,609,472
 *Zymetx, Inc.                                            16,400           1,599
                                                                  --------------
 TOTAL COMMON STOCKS
   (Cost $3,629,226,237)                                           4,456,124,265
                                                                  --------------
 RIGHTS/WARRANTS -- (0.0%)
 *American Banknote Corp.
    Warrants Series 1 10/01/07                               257               0
 *American Banknote Corp.
    Warrants Series 2 10/10/07                               257               0
*#Angeion Corp. Warrants 10/31/07                            315               0
 *Chart Industries, Inc. Warrants
    09/15/10                                                   3              12
 *Chiquita Brands International, Inc.
    Warrants 03/19/09                                    142,110         895,293
 *CSF Holding, Inc. Litigation Rights                     40,500               0
 *Del Global Technologies Corp.
    Warrants 03/28/08                                     19,927           8,967
 *Imperial Credit Industries, Inc.
    Warrants 01/31/08                                      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08                     9,694          12,796
 *Lodgian, Inc. Class A Warrants
    11/25/07                                               3,433           1,047
 *Lodgian, Inc. Class B Warrants
    11/25/09                                              10,609           3,342
 *Magnum Hunter Resources Warrants
    03/21/05                                               9,740           3,799
 *PMR Corp. Contingent Value Rights
    08/05/04                                             105,000             105
 *Timco Aviation Services Warrants
    02/27/07                                              25,879               3
                                                                  --------------
 TOTAL RIGHTS/WARRANTS
   (Cost $6,107,175)                                                     925,364
                                                                  --------------

                                                         FACE
                                                        AMOUNT
                                                       ---------
                                                         (000)
BONDS  (0.0%)
Del Global Technologies Corp.
  Subordinated Promissory Note
  *6.000%, 03/28/07                                    $      40               0
Timco Aviation Services, Inc.
  Jr Subordinated Note
  *8.000%, 01/02/07                                            5               0
                                                                   -------------
TOTAL BONDS
  (Cost $0)                                                                    0
                                                                   -------------
TEMPORARY CASH
  INVESTMENTS -- (7.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $63,771,000 FMC
   Discount Notes 1.11%, 03/25/04,
   valued at $65,531,859) to be
   repurchased at $62,596,277
   (Cost $62,592,000)                                     62,592      62,592,000

                                                                                                  FACE
                                                                                                 AMOUNT             VALUE+
                                                                                              -----------           ------
                                                                                                 (000)
 Repurchase agreements in a Pooled Cash Account, UBS Warburg and Deutsche Bank
   Securities Inc., 1.01% and 1.02% respectively, 12/01/03 (Collateralized by $232,907,000
   U.S. Treasury Obligations, rates ranging from 5.50% to 8.875%, maturities ranging from
   08/15/04 to 05/15/30, valued at $288,146,571) to be repurchased at $280,787,958
   (Cost $280,764,200)@                                                                       $   280,764  $   280,764,200
                                                                                                           ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $343,356,200)                                                                                          343,356,200
                                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,978,689,612)++                                                                                  $ 4,800,405,829
                                                                                                           ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
 @  Security purchased with cash proceeds from securities on loan
++  The cost for federal income tax purposes is $3,981,240,475.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $263,320 of securities on loan)          $   4,800,406
Cash                                                                                 1
Receivables:
  Dividends and Interest                                                         2,717
  Investment Securities Sold                                                     6,511
  Securities Lending Income                                                        122
  Fund Shares Sold                                                               1,531
Prepaid Expenses and Other Assets                                                    2
                                                                         -------------
    Total Assets                                                             4,811,290
                                                                         -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                              280,764
  Investment Securities Purchased                                                6,259
  Fund Shares Redeemed                                                           5,227
  Due to Advisor                                                                   734
Accrued Expenses and Other Liabilities                                             252
                                                                         -------------
    Total Liabilities                                                          293,236
                                                                         -------------
NET ASSETS                                                               $   4,518,054
                                                                         =============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                  223,626,262
                                                                         =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       20.20
                                                                         =============
Investments at Cost                                                      $   3,978,690
                                                                         =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                          $   3,341,610
Accumulated Net Investment Income (Loss)                                           832
Accumulated Net Realized Gain (Loss)                                           353,895
Unrealized Appreciation (Depreciation) of Investment Securities                821,717
                                                                         -------------
    Total Net Assets                                                     $   4,518,054
                                                                         =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends                                                                      $      31,729
  Interest                                                                                 622
  Income From Securities Lending                                                         1,357
                                                                                 -------------
    Total Investment Income                                                             33,708
                                                                                 -------------

EXPENSES
  Investment Advisory Services                                                           6,735
  Accounting & Transfer Agent Fees                                                       1,212
  Custodian Fees                                                                           321
  Legal Fees                                                                                24
  Audit Fees                                                                                45
  Shareholders' Reports                                                                     57
  Trustees' Fees and Expenses                                                               35
  Other                                                                                     29
                                                                                 -------------
    Total Expenses                                                                       8,458
                                                                                 -------------
  NET INVESTMENT INCOME (LOSS)                                                          25,250
                                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                               354,502
  Change in Unrealized Appreciation (Depreciation) of Investment Securities          1,007,496
                                                                                 -------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                           1,361,998
                                                                                 -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $   1,387,248
                                                                                 =============

                 See accompanying Notes to Financial Statements.

                        STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     YEAR             YEAR
                                                                                     ENDED            ENDED
                                                                                    NOV. 30,         NOV. 30,
                                                                                     2003              2002
                                                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                   $      25,250    $      22,276
  Net Realized Gain (Loss) on Investment Securities Sold                               354,502          229,965
  Change in Unrealized Appreciation (Depreciation) of Investment Securities          1,007,496         (183,665)
                                                                                 -------------    -------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                1,387,248           68,576
                                                                                 -------------    -------------
Distributions From:
  Net Investment Income                                                                (26,137)         (23,105)
  Net Short-Term Gains                                                                      --          (27,939)
  Net Long-Term Gains                                                                 (230,313)        (259,512)
                                                                                 -------------    -------------
      Total Distributions                                                             (256,450)        (310,556)
                                                                                 -------------    -------------
Capital Share Transactions (1):
  Shares Issued                                                                        469,039          623,660
  Shares Issued in Lieu of Cash Distributions                                          252,312          306,400
  Shares Redeemed                                                                     (482,875)        (579,144)
                                                                                 -------------    -------------
      Net Increase (Decrease) from Capital Share Transactions                          238,476          350,916
                                                                                 -------------    -------------
      Total Increase (Decrease)                                                      1,369,274          108,936

NET ASSETS
    Beginning of Period                                                              3,148,780        3,039,844
                                                                                 -------------    -------------
    End of Period                                                                $   4,518,054    $   3,148,780
                                                                                 =============    =============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                       29,244           40,382
    Shares Issued in Lieu of Cash Distributions                                         17,959           19,724
    Shares Redeemed                                                                    (32,884)         (34,554)
                                                                                 -------------    -------------
                                                                                        14,319           25,552
                                                                                 =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR             YEAR             YEAR             YEAR            YEAR
                                                   ENDED            ENDED            ENDED            ENDED           ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                   2003             2002             2001             2000            1999
                                              --------------   --------------   --------------   --------------   --------------
Net Asset Value, Beginning of Period          $        15.04   $        16.54   $        16.47   $        17.16   $        17.26
                                              --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.12             0.11             0.15             0.16             0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           6.29             0.11             3.15             0.97             1.38
                                              --------------   --------------   --------------   --------------   --------------
Total from Investment Operations                        6.41             0.22             3.30             1.13             1.52
                                              --------------   --------------   --------------   --------------   --------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.12)           (0.11)           (0.15)           (0.16)           (0.14)
  Net Realized Gains                                   (1.13)           (1.61)           (3.08)           (1.66)           (1.48)
                                              --------------   --------------   --------------   --------------   --------------
Total Distributions                                    (1.25)           (1.72)           (3.23)           (1.82)           (1.62)
                                              --------------   --------------   --------------   --------------   --------------
Net Asset Value, End of Period                $        20.20   $        15.04   $        16.54   $        16.47   $        17.16
                                              ==============   ==============   ==============   ==============   ==============
Total Return                                           46.31%            1.05%           23.86%            7.29%            9.78%

Net Assets, End of Period (thousands)         $    4,518,054   $    3,148,780   $    3,039,884   $    2,711,041   $    2,692,473
Ratio of Expenses to Average Net Assets                 0.25%            0.25%            0.25%            0.25%            0.26%
Ratio of Net Investment Income to Average
  Net Assets                                            0.75%            0.70%            0.86%            0.92%            0.83%
Portfolio Turnover Rate                                   35%              30%              13%              32%              29%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $49,524.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securites (amounts in thousands):

             Purchases                                 $    1,169,617
             Sales                                          1,164,067

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

             Gross Unrealized Appreciation             $    1,253,982
             Gross Unrealized Depreciation                   (434,817)
                                                       --------------
             Net                                       $      819,165
                                                       ==============

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

G.  SECURITIES LENDING

     As of November 30, 2003, the Series' had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993    90 portfolios in 4        Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983    investment companies      Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993    90 portfolios in 4        Steven G.Rothmeier Distinguished Service Professor
Director of DFAIDG, DIG       DFAIDG - since 1986    investment companies      of Economics, Graduate School of Business,
and DEM.                      DIG - since 1993                                 University of Chicago. Senior Vice-President, Lexecon
Trustee of DFAITC.            DEM - since 1994                                 Inc. (economics, law, strategy and finance
1101 E. 58th Street                                                            consulting). Formerly, President, Cardean University
Chicago, IL 60637                                                              (division of UNext.com). Member of the Boards of
Date of Birth: 1/19/39                                                         Milwaukee Mutual Insurance Company and UNext.com.
                                                                               Formerly, Trustee, First Prairie Funds (registered
                                                                               investment company). Trustee, Harbor Fund (registered
                                                                               investment company) (13 Portfolios).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993    90 portfolios in 4        Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981    investment companies      Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1994                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                      consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                  Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003   90 portfolios in 4        John and Natty McArthur University Professor,
Harvard Business School       DFA IDG - since 2003   investment companies      Graduate School of Business Administration, Harvard
397 Morgan Hall               DFA DIG - since 2003                             University (since 1998). George Fisher Baker
Soldiers Field                DEM - since 2003                                 Professor of Business Administration, Graduate
Boston, MA 02163                                                               School of Business Administration, Harvard
Date of Birth: 7/31/44                                                         University (1988-1998), Co-founder, Chief Science
                                                                               Officer, Integrated Finance Limited (since
                                                                               2002). Formerly, Partner, Long-Term Capital
                                                                               Management.

Myron S. Scholes              DFAITC - since 1993    90 portfolios in 4        Frank E.Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG       DFAIDG - since 1981    investment companies      University. Partner, Oak Hill Capital Management.
and DEM.                      DIG - since 1993                                 Chairman, Oak Hill Platinum Partners. Director,
Trustee of DFAITC.            DEM - since 1994                                 Chicago Mercantile Exchange. Consultant, Arbor
Oak Hill Capital                                                               Investors. Formerly, Director, Smith Breeden Family
Management, Inc.                                                               of Funds and Partner, Long-Term Capital
2775 Sand Hill Rd.                                                             Management. Director, American Century Fund Complex
Suite 220                                                                      (registered investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith                DFAITC - since 2000    90 portfolios in 4        Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000    investment companies      Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                 School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                             (office furniture) and Director, Ryder System Inc.
Business                                                                       (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                 INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993    90 portfolios in 4        Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981    investment companies      Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1994                                 DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                       Chief Investment Officer and President of DFAITC.
and DEM. Chairman,                                                             Director and Chief Investment Officer of Dimensional
Trustee, Chief Executive                                                       Fund Advisors Ltd. Director, Chief Executive Officer,
Officer, Chief Investment                                                      Chief Investment Officer and President of DFA
Officer and President of                                                       Australia Ltd. Director of Dimensional Funds
DFAITC.                                                                        PLC. Chairman, Director, Chief Executive Officer and
1299 Ocean Avenue                                                              Chief Investment Officer of Dimensional Fund Advisors
Santa Monica, CA 90401                                                         Canada Inc. (All Chief Investment Officer positions
Date of Birth: 12/02/46                                                        held starting 1/1/2003 except for Dimensional Fund
                                                                               Advisors Canada Inc., which was from 6/17/2003.)

                                                                               Limited Partner, Oak Hill Partners. Director,
                                                                               University of Chicago Business School. Formerly,
                                                                               Director, SA Funds (registered investment company).
                                                                               Formerly Director, Assante Corporation (investment
                                                                               management) (until 2002).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993    90 portfolios in 4        Chairman, Director and Chief Investment Officer of
Chairman and Director of      DFAIDG - since 1981    investment companies      Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.          DIG - since 1992                                 DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of       DEM - since 1994                                 Investment Officer of DFAITC. Director and President
DFAITC.                                                                        of Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                              Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                         Dimensional Funds PLC and Dimensional Fund Advisors
Date of Birth: 9/07/44                                                         Canada Inc. (Chief Investment Officer positions held
                                                                               through 1/1/2003)

                                                                               Trustee, St. Louis University. Life Trustee and
                                                                               Member of Investment Committee, DePaul University.
                                                                               Director, The German St. Vincent Orphan Home. Member
                                                                               of Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                     SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                                               OFFICERS

Arthur H. Barlow                         Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                         Since 2001       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                              Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Secretary                                                 for Dimensional (since March 2000). Associate, Jones, Day, Reavis &
Date of Birth: 1/24/67                                    Pogue from October 1991 to February 2000.


Truman A. Clark                          Since 1996       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd.
Date of Birth: 4/08/41

James L. Davis                           Since 1999       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co.,
Date of Birth: 11/29/56                                   and Phillips Petroleum Co.

Robert T. Deere                          Since 1994       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                       Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. Prior to April 2001, marketing supervisor and marketing
Date of Birth: 3/18/70                                    coordinator for Dimensional.

Richard A. Eustice                       Since 1998       Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                              Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                      Since 1993       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                        Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. and DFA Australia Limited. Prior to December 2001, Portfolio
Date of Birth: 10/28/70                                   Manager.

Glenn S. Freed                           Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. and DFA Australia Limited. Formerly, Professor and Associate Dean of
Date of Birth: 11/24/61                                   the Leventhal School of Accounting (September 1998 to August 2001) and
                                                          Academic Director Master of Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern California Marshall School of
                                                          Business.

Henry F.Gray                             Since 2000       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                     Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                            Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                     SERVICE                         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                          Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                            Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                   Assante Asset Management, Inc. (October 2000 to December 2002);
                                                          Director, Assante Capital Management (October 2000 to December 2002);
                                                          President and Chief Executive Officer, Assante Capital Management
                                                          (October 2000 to April 2001); Executive Vice President, Assante
                                                          Corporation (May 2001 to December 2002); Director, Assante Asset
                                                          Management Ltd. (September 1997 to December 2002); President and Chief
                                                          Executive Officer, Assante Asset Management Ltd. (September 1998 to May
                                                          2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998)

Stephen P. Manus                         Since 1997       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd.
Date of Birth: 12/26/50

David M. New                             Since 2003       Vice President of all the DFA Entities and Client Service Manager prior
Vice President                                            to becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                                   (investment consulting firm) from December 2000 to June 2002; and
                                                          President, Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                      Since 2000       Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                              Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                    President and Assistant Secretary. Director, Dimensional Funds PLC. Vice
                                                          President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                          Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                       Since 2002       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. and DFA Australia Limited. Research Associate for Dimensional Fund
Date of Birth: 1/28/67                                    Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow (August 1997 to August
                                                          1998), California Institute of Technology.

Michael T. Scardina                      Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                           Entities and Dimensional Fund Advisors Canada Inc. Director, Dimensional
Officer and Treasurer                                     Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                       Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. and DFA Australia Limited. Prior to 2001 and currently, Regional
Santa Monica, CA                                          Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                        Since 2001       Vice President of all the DFA Entities. Director, Dimensional Funds PLC.
Vice President                                            Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                          through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*            Since 1988       Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                  Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                           Since 2000       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                     SERVICE                         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                          Since 1997       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                            Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                     Since 1997       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                        Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                            Ltd. and DFA Australia Limited. President of Dimensional Fund Advisors
Santa Monica, CA                                          Canada Inc. Prior to 2001 and currently, Director of Financial Advisors
Date of Birth: 3/03/45                                    Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                        DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                            1
    Management's Discussion and Analysis                                         2
    Statement of Assets and Liabilities                                          4
    Statement of Operations                                                      5
    Statements of Changes in Net Assets                                          6
    Financial Highlights                                                         7
    Notes to Financial Statements                                                8
    Report of Independent Certified Public Accountants                          10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP SERIES
    Performance Chart                                                           11
    Schedule of Investments                                                     12
    Statement of Assets and Liabilities                                         41
    Statement of Operations                                                     42
    Statements of Changes in Net Assets                                         43
    Financial Highlights                                                        44
    Notes to Financial Statements                                               45
    Report of Independent Certified Public Accountants                          48

FUND MANAGEMENT                                                                 49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

DFA SMALL CAP INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                    DFA SMALL CAP INSTITUTIONAL PORTFOLIO    RUSSELL 2000 INDEX
Nov 30, 93                                     $   10,000            $   10,000
Dec 31, 93                                     $   10,277            $   10,342
Jan 31, 94                                     $   10,601            $   10,666
Feb 28, 94                                     $   10,515            $   10,627
Mar 31, 94                                     $   10,010            $   10,067
Apr 30, 94                                     $   10,029            $   10,127
May 31, 94                                     $    9,982            $   10,013
Jun 30, 94                                     $    9,697            $    9,676
Jul 31, 94                                     $    9,839            $    9,834
Aug 31, 94                                     $   10,305            $   10,382
Sep 30, 94                                     $   10,362            $   10,347
Oct 31, 94                                     $   10,400            $   10,306
Nov 30, 94                                     $   10,051            $    9,889
Dec 31, 94                                     $   10,172            $   10,154
Jan 31, 95                                     $   10,241            $   10,026
Feb 28, 95                                     $   10,576            $   10,443
Mar 31, 95                                     $   10,783            $   10,622
Apr 30, 95                                     $   11,138            $   10,858
May 31, 95                                     $   11,355            $   11,045
Jun 30, 95                                     $   11,936            $   11,618
Jul 31, 95                                     $   12,675            $   12,287
Aug 31, 95                                     $   13,049            $   12,541
Sep 30, 95                                     $   13,276            $   12,766
Oct 31, 95                                     $   12,596            $   12,195
Nov 30, 95                                     $   12,974            $   12,707
Dec 31, 95                                     $   13,275            $   13,043
Jan 31, 96                                     $   13,318            $   13,028
Feb 29, 96                                     $   13,763            $   13,435
Mar 31, 96                                     $   14,069            $   13,713
Apr 30, 96                                     $   15,011            $   14,447
May 31, 96                                     $   15,782            $   15,016
Jun 30, 96                                     $   15,063            $   14,399
Jul 31, 96                                     $   13,814            $   13,142
Aug 31, 96                                     $   14,629            $   13,905
Sep 30, 96                                     $   15,084            $   14,449
Oct 31, 96                                     $   14,873            $   14,226
Nov 30, 96                                     $   15,444            $   14,813
Dec 31, 96                                     $   15,680            $   15,201
Jan 31, 97                                     $   16,190            $   15,505
Feb 28, 97                                     $   15,861            $   15,129
Mar 31, 97                                     $   15,122            $   14,415
Apr 30, 97                                     $   14,942            $   14,456
May 31, 97                                     $   16,650            $   16,065
Jun 30, 97                                     $   17,504            $   16,754
Jul 31, 97                                     $   18,538            $   17,533
Aug 31, 97                                     $   19,228            $   17,934
Sep 30, 97                                     $   20,722            $   19,247
Oct 31, 97                                     $   19,819            $   18,402
Nov 30, 97                                     $   19,523            $   18,283
Dec 31, 97                                     $   19,523            $   18,603
Jan 31, 98                                     $   19,307            $   18,309
Feb 28, 98                                     $   20,720            $   19,662
Mar 31, 98                                     $   21,590            $   20,472
Apr 30, 98                                     $   21,899            $   20,584
May 31, 98                                     $   20,758            $   19,475
Jun 30, 98                                     $   20,467            $   19,516
Jul 31, 98                                     $   18,891            $   17,935
Aug 31, 98                                     $   15,015            $   14,452
Sep 30, 98                                     $   15,956            $   15,584
Oct 31, 98                                     $   16,663            $   16,219
Nov 30, 98                                     $   17,750            $   17,069
Dec 31, 98                                     $   18,497            $   18,126
Jan 31, 99                                     $   18,798            $   18,367
Feb 28, 99                                     $   17,193            $   16,879
Mar 31, 99                                     $   17,042            $   17,142
Apr 30, 99                                     $   18,591            $   18,678
May 31, 99                                     $   19,327            $   18,951
Jun 30, 99                                     $   20,461            $   19,808
Jul 31, 99                                     $   20,292            $   19,265
Aug 31, 99                                     $   19,762            $   18,552
Sep 30, 99                                     $   19,649            $   18,556
Oct 31, 99                                     $   19,423            $   18,632
Nov 30, 99                                     $   21,030            $   19,744
Dec 31, 99                                     $   23,236            $   21,979
Jan 31, 2000                                   $   23,215            $   21,626
Feb 29, 2000                                   $   27,106            $   25,196
Mar 31, 2000                                   $   25,932            $   23,535
Apr 30, 2000                                   $   23,894            $   22,119
May 31, 2000                                   $   22,639            $   20,829
Jun 30, 2000                                   $   24,964            $   22,645
Jul 31, 2000                                   $   24,285            $   21,916
Aug 31, 2000                                   $   26,281            $   23,588
Sep 30, 2000                                   $   25,766            $   22,895
Oct 31, 2000                                   $   24,635            $   21,874
Nov 30, 2000                                   $   22,371            $   19,627
Dec 31, 2000                                   $   23,870            $   21,313
Jan 31, 2001                                   $   25,956            $   22,424
Feb 28, 2001                                   $   24,217            $   20,953
Mar 31, 2001                                   $   23,128            $   19,928
Apr 30, 2001                                   $   24,959            $   21,487
May 31, 2001                                   $   26,117            $   22,015
Jun 30, 2001                                   $   27,439            $   22,775
Jul 31, 2001                                   $   26,418            $   21,543
Aug 31, 2001                                   $   25,631            $   20,847
Sep 30, 2001                                   $   21,991            $   18,041
Oct 31, 2001                                   $   23,452            $   19,096
Nov 30, 2001                                   $   25,283            $   20,574
Dec 31, 2001                                   $   26,959            $   21,844
Jan 31, 2002                                   $   26,776            $   21,616
Feb 28, 2002                                   $   26,074            $   21,024
Mar 31, 2002                                   $   28,286            $   22,715
Apr 30, 2002                                   $   28,390            $   22,921
May 31, 2002                                   $   27,192            $   21,904
Jun 30, 2002                                   $   25,786            $   20,817
Jul 31, 2002                                   $   22,091            $   17,674
Aug 31, 2002                                   $   22,118            $   17,628
Sep 30, 2002                                   $   20,452            $   16,362
Oct 31, 2002                                   $   21,233            $   16,887
Nov 30, 2002                                   $   23,134            $   18,394
Dec 31, 2002                                   $   21,845            $   17,369
Jan 31, 2003                                   $   21,269            $   16,888
Feb 28, 2003                                   $   20,586            $   16,378
Mar 31, 2003                                   $   20,796            $   16,589
Apr 30, 2003                                   $   22,896            $   18,162
May 31, 2003                                   $   25,442            $   20,111
Jun 30, 2003                                   $   26,152            $   20,475
Jul 31, 2003                                   $   27,808            $   21,756
Aug 31, 2003                                   $   29,198            $   22,753
Sep 30, 2003                                   $   28,751            $   22,332
Oct 31, 2003                                   $   31,272            $   24,208
Nov 30, 2003                                   $   32,427            $   25,067

ANNUALIZED             ONE      FIVE      TEN
TOTAL RETURN (%)      YEAR     YEARS     YEARS
----------------------------------------------
                     40.17     12.81     12.49

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for this period ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                      61.06%
Russell 2000 Index (small companies)                                       36.28%
Russell 1000 Index (large companies)                                       16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                   18.38%
Russell 3000 Growth Index                                                  18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                           34.91%
Russell 2000 Growth Index (small growth companies)                         37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                 32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)               30.78%
Russell 1000 Value Index (large value companies)                           17.17%
Russell 1000 Growth Index (large growth companies)                         16.75%
S&P 500/Barra Value Index (large value companies)                          17.67%
S&P 500/Barra Growth Index (large growth companies)                        12.66%

Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

     The U.S. Small Cap Institutional Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2003, the Master Fund held 3,279 stocks, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns were 15.09% for the S&P 500(R) Index, and 36.28% for the Russell 2000 Index. Total return for the U.S. Small Cap Institutional Portfolio over this period was 40.17%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company
  (16,559,306 Shares, Cost $176,009)++ at Value+                              $       229,181
Receivable for Investment Securities Sold                                               9,755
                                                                              ---------------
    Total Assets                                                                      238,936
                                                                              ---------------

LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                  9,755
  Due to Advisor                                                                           13
Accrued Expenses and Other Liabilities                                                     19
                                                                              ---------------
    Total Liabilities                                                                   9,787
                                                                              ---------------
NET ASSETS                                                                    $       229,149
                                                                              ===============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                         18,559,106
                                                                              ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $         12.35
                                                                              ===============

NET ASSETS CONSIST OF:
Paid-In Capital                                                               $       199,795
Accumulated Net Investment Income (Loss)                                                1,079
Accumulated Net Realized Gain (Loss)                                                  (24,897)
Unrealized Appreciation (Depreciation) from Investment Securities                      53,172
                                                                              ---------------
    Total Net Assets                                                          $       229,149
                                                                              ===============

----------

+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $200,771.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company         $         1,451
                                                                              ---------------

EXPENSES
  Administrative Services                                                                 117
  Accounting & Transfer Agent Fees                                                          6
  Legal Fees                                                                                8
  Audit Fees                                                                                2
  Filing Fees                                                                               4
  Shareholders' Reports                                                                    22
  Directors' Fees and Expenses                                                              1
  Other                                                                                     1
                                                                              ---------------
      Total Expenses                                                                      161
                                                                              ---------------
  NET INVESTMENT INCOME (LOSS)                                                          1,290
                                                                              ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                               (8,677)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                              67,860
                                                                              ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                             59,183
                                                                              ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $        60,473
                                                                              ===============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   YEAR              YEAR
                                                                                   ENDED             ENDED
                                                                                  NOV. 30,          NOV. 30,
                                                                                    2003              2002
                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $         1,290    $         1,264
  Capital Gain Distributions Received from The DFA Investment Trust Company                --              2,169
  Net Realized Gain (Loss) on Investment Securities Sold                               (8,677)            (8,455)
  Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                             67,860             (8,404)
                                                                              ---------------    ---------------
         Net Increase (Decrease) in Net Assets Resulting from Operations               60,473            (13,426)
                                                                              ---------------    ---------------
Distributions From:
  Net Investment Income                                                                (1,236)            (1,304)
  Net Short-Term Gains                                                                     --               (837)
  Net Long-Term Gains                                                                     (68)           (17,396)
                                                                              ---------------    ---------------
         Total Distributions                                                           (1,304)           (19,537)
                                                                              ---------------    ---------------
Capital Share Transactions (1):
  Shares Issued                                                                       135,719             47,987
  Shares Issued in Lieu of Cash Distributions                                           1,304             19,537
  Shares Redeemed                                                                    (117,712)           (53,168)
                                                                              ---------------    ---------------
         Net Increase (Decrease) from Capital Share Transactions                       19,311             14,356
                                                                              ---------------    ---------------
         Total Increase (Decrease)                                                     78,480            (18,607)

NET ASSETS
  Beginning of Period                                                                 150,669            169,276
                                                                              ---------------    ---------------
  End of Period                                                               $       229,149    $       150,669
                                                                              ===============    ===============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                     12,840              4,919
     Shares Issued in Lieu of Cash Distributions                                          153              1,934
     Shares Redeemed                                                                  (11,388)            (5,418)
                                                                              ---------------    ---------------
                                                                                        1,605              1,435
                                                                              ===============    ===============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2003           2002           2001           2000           1999
                                                ----------     ----------     ----------     ----------     ---------
Net Asset Value, Beginning of Period            $     8.89     $    10.91     $    10.87     $    11.13     $    9.80
                                                ----------     ----------     ----------     ----------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.07           0.07           0.09           0.08          0.08
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                   3.46          (0.85)          1.20           0.60          1.66
                                                ----------     ----------     ----------     ----------     ---------
Total from Investment Operations                      3.53          (0.78)          1.29           0.68          1.74
                                                ----------     ----------     ----------     ----------     ---------
LESS DISTRIBUTIONS
  Net Investment Income                              (0.07)         (0.08)         (0.09)         (0.08)        (0.08)
  Net Realized Gains                                    --          (1.16)         (1.16)         (0.86)        (0.33)
                                                ----------     ----------     ----------     ----------     ---------
Total Distributions                                  (0.07)         (1.24)         (1.25)         (0.94)        (0.41)
                                                ----------     ----------     ----------     ----------     ---------
Net Asset Value, End of Period                  $    12.35     $     8.89     $    10.91     $    10.87     $   11.13
                                                ==========     ==========     ==========     ==========     =========
Total Return                                         40.17%         (8.50)%        13.02%          6.38%        18.47%

Net Assets, End of Period (thousands)           $  229,149     $  150,669     $  169,276     $  150,975     $ 135,107
Ratio of Expenses to Average Net Assets (1)           0.18%          0.18%          0.17%          0.18%         0.20%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1)                                       0.18%          0.18%          0.17%          0.18%         0.21%
Ratio of Net Investment Income to Average Net
  Assets                                              0.77%          0.78%          0.84%          0.67%         0.89%
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses)                                           0.77%          0.78%          0.84%          0.67%         0.88%
Portfolio Turnover Rate                                N/A            N/A            N/A            N/A           N/A
Portfolio Turnover Rate of Master Fund Series           16%            34%            13%            38%           29%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 16% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,447.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2003, there were no previously waived fees that are subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                           $ 28,410
          Gross Unrealized Depreciation                                 --
                                                                  --------
          Net                                                     $ 28,410
                                                                  ========

     For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward for federal income tax purposes of approximately $285,000, which will expire on November 30, 2011.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA U.S. Small Cap Institutional Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                THE U.S. SMALL CAP SERIES     RUSSELL 2000 INDEX
Nov 30, 93                     $   10,000             $   10,000
Dec 31, 93                     $   10,287             $   10,342
Jan 31, 94                     $   10,606             $   10,666
Feb 28, 94                     $   10,523             $   10,627
Mar 31, 94                     $   10,019             $   10,067
Apr 30, 94                     $   10,040             $   10,127
May 31, 94                     $    9,989             $   10,013
Jun 30, 94                     $    9,701             $    9,676
Jul 31, 94                     $    9,845             $    9,834
Aug 31, 94                     $   10,317             $   10,382
Sep 30, 94                     $   10,369             $   10,347
Oct 31, 94                     $   10,410             $   10,306
Nov 30, 94                     $   10,059             $    9,889
Dec 31, 94                     $   10,185             $   10,154
Jan 31, 95                     $   10,253             $   10,026
Feb 28, 95                     $   10,589             $   10,443
Mar 31, 95                     $   10,790             $   10,622
Apr 30, 95                     $   11,148             $   10,858
May 31, 95                     $   11,372             $   11,045
Jun 30, 95                     $   11,955             $   11,618
Jul 31, 95                     $   12,695             $   12,287
Aug 31, 95                     $   13,064             $   12,541
Sep 30, 95                     $   13,299             $   12,766
Oct 31, 95                     $   12,616             $   12,195
Nov 30, 95                     $   12,993             $   12,707
Dec 31, 95                     $   13,302             $   13,043
Jan 31, 96                     $   13,339             $   13,028
Feb 29, 96                     $   13,791             $   13,435
Mar 31, 96                     $   14,096             $   13,713
Apr 30, 96                     $   15,036             $   14,447
May 31, 96                     $   15,818             $   15,016
Jun 30, 96                     $   15,097             $   14,399
Jul 31, 96                     $   13,839             $   13,142
Aug 31, 96                     $   14,657             $   13,905
Sep 30, 96                     $   15,122             $   14,449
Oct 31, 96                     $   14,903             $   14,226
Nov 30, 96                     $   15,484             $   14,813
Dec 31, 96                     $   15,716             $   15,201
Jan 31, 97                     $   16,238             $   15,505
Feb 28, 97                     $   15,900             $   15,129
Mar 31, 97                     $   15,155             $   14,415
Apr 30, 97                     $   14,985             $   14,456
May 31, 97                     $   16,689             $   16,065
Jun 30, 97                     $   17,548             $   16,754
Jul 31, 97                     $   18,590             $   17,533
Aug 31, 97                     $   19,280             $   17,934
Sep 30, 97                     $   20,772             $   19,247
Oct 31, 97                     $   19,871             $   18,402
Nov 30, 97                     $   19,583             $   18,283
Dec 31, 97                     $   19,583             $   18,603
Jan 31, 98                     $   19,367             $   18,309
Feb 28, 98                     $   20,789             $   19,662
Mar 31, 98                     $   21,654             $   20,472
Apr 30, 98                     $   21,963             $   20,584
May 31, 98                     $   20,821             $   19,475
Jun 30, 98                     $   20,542             $   19,516
Jul 31, 98                     $   18,967             $   17,935
Aug 31, 98                     $   15,075             $   14,452
Sep 30, 98                     $   16,017             $   15,584
Oct 31, 98                     $   16,728             $   16,219
Nov 30, 98                     $   17,827             $   17,069
Dec 31, 98                     $   18,574             $   18,126
Jan 31, 99                     $   18,882             $   18,367
Feb 28, 99                     $   17,270             $   16,879
Mar 31, 99                     $   17,116             $   17,142
Apr 30, 99                     $   18,677             $   18,678
May 31, 99                     $   19,415             $   18,951
Jun 30, 99                     $   20,564             $   19,808
Jul 31, 99                     $   20,393             $   19,265
Aug 31, 99                     $   19,861             $   18,552
Sep 30, 99                     $   19,758             $   18,556
Oct 31, 99                     $   19,535             $   18,632
Nov 30, 99                     $   21,146             $   19,744
Dec 31, 99                     $   23,371             $   21,979
Jan 31, 2000                   $   23,352             $   21,626
Feb 29, 2000                   $   27,261             $   25,196
Mar 31, 2000                   $   26,092             $   23,535
Apr 30, 2000                   $   24,041             $   22,119
May 31, 2000                   $   22,776             $   20,829
Jun 30, 2000                   $   25,113             $   22,645
Jul 31, 2000                   $   24,423             $   21,916
Aug 31, 2000                   $   26,435             $   23,588
Sep 30, 2000                   $   25,917             $   22,895
Oct 31, 2000                   $   24,787             $   21,874
Nov 30, 2000                   $   22,516             $   19,627
Dec 31, 2000                   $   24,025             $   21,313
Jan 31, 2001                   $   26,125             $   22,424
Feb 28, 2001                   $   24,390             $   20,953
Mar 31, 2001                   $   23,295             $   19,928
Apr 30, 2001                   $   25,121             $   21,487
May 31, 2001                   $   26,307             $   22,015
Jun 30, 2001                   $   27,630             $   22,775
Jul 31, 2001                   $   26,603             $   21,543
Aug 31, 2001                   $   25,804             $   20,847
Sep 30, 2001                   $   22,153             $   18,041
Oct 31, 2001                   $   23,613             $   19,096
Nov 30, 2001                   $   25,462             $   20,574
Dec 31, 2001                   $   27,163             $   21,844
Jan 31, 2002                   $   26,975             $   21,616
Feb 28, 2002                   $   26,277             $   21,024
Mar 31, 2002                   $   28,513             $   22,715
Apr 30, 2002                   $   28,607             $   22,921
May 31, 2002                   $   27,397             $   21,904
Jun 30, 2002                   $   26,000             $   20,817
Jul 31, 2002                   $   22,271             $   17,674
Aug 31, 2002                   $   22,294             $   17,628
Sep 30, 2002                   $   20,617             $   16,362
Oct 31, 2002                   $   21,409             $   16,887
Nov 30, 2002                   $   23,318             $   18,394
Dec 31, 2002                   $   22,036             $   17,369
Jan 31, 2003                   $   21,448             $   16,888
Feb 28, 2003                   $   20,765             $   16,378
Mar 31, 2003                   $   20,977             $   16,589
Apr 30, 2003                   $   23,094             $   18,162
May 31, 2003                   $   25,680             $   20,111
Jun 30, 2003                   $   26,387             $   20,475
Jul 31, 2003                   $   28,057             $   21,756
Aug 31, 2003                   $   29,468             $   22,753
Sep 30, 2003                   $   29,020             $   22,332
Oct 31, 2003                   $   31,560             $   24,208
Nov 30, 2003                   $   32,720             $   25,067

ANNUALIZED             ONE      FIVE      TEN
TOTAL RETURN (%)      YEAR     YEARS     YEARS
----------------------------------------------
                     40.32     12.91     12.59
----------------------------------------------

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
  STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                               SHARES             VALUE+
                                                               ------             ------
COMMON STOCKS -- (91.0%)
 * 1-800 CONTACTS, Inc.                                        19,654   $        415,682
 * 1-800-FLOWERS.COM, Inc.                                     41,597            487,101
   1st Source Corp.                                            28,641            642,990
 # 21st Century Holding Co.                                     1,100             16,929
 * 24/7 Real Media, Inc.                                       15,900             24,009
 * 3-D Systems Corp.                                           11,500            104,650
 * 4Kids Entertainment, Inc.                                   19,800            531,630
 * 7-Eleven, Inc.                                             134,600          2,207,440
*# 8X8, Inc.                                                   19,200            144,192
 * @Road, Inc.                                                 79,200            997,128
 * A. B. Watley Group, Inc.                                     9,400              2,162
 * A.C. Moore Arts & Crafts, Inc.                              28,900            634,933
 * A.D.A.M., Inc.                                                 700              1,512
*# aaiPharma, Inc.                                             47,250            859,005
 * Aames Financial Corp.                                          240                761
 * AAON, Inc.                                                  13,100            246,804
 * AAR Corp.                                                   46,883            490,396
   Aaron Rents, Inc. Class A                                    5,700            113,202
   Aaron Rents, Inc. Class B                                   21,600            457,920
 * Abaxis, Inc.                                                18,300            370,392
   ABC Bancorp                                                  8,310            139,774
 * Abgenix, Inc.                                              131,934          1,486,896
   Abington Bancorp, Inc.                                       3,200            122,112
*# Abiomed, Inc.                                               31,570            233,271
 * Ablest, Inc.                                                 2,100             11,445
   ABM Industries, Inc.                                        74,100          1,174,485
   Abrams Industries, Inc.                                        200                830
 * ABX Air, Inc.                                               66,600            263,070
 * Acacia Research-Acacia
     Technologies Common Stock                                 20,960            115,280
 * Acacia Research-CombiMatrix Corp.                           10,434             42,049
 * Access Pharmaceuticals, Inc.                                14,400             68,400
*# Acclaim Entertainment, Inc.                                 55,700             36,205
 * Accredo Health, Inc.                                        49,137          1,443,589
 * Ace Cash Express, Inc.                                      10,100            194,819
 * Ace Comm Corp.                                               7,500             18,150
   Aceto Corp.                                                 15,500            299,134
 * Aclara Biosciences, Inc.                                    49,571            158,627
 * Acme Communications, Inc.                                   24,600            209,100
 * Acme United Corp.                                            3,400             17,850
 * ACT Manufacturing, Inc.                                      4,600                 92
 * ACT Teleconferencing, Inc.                                  14,400             23,760
 * Actel Corp.                                                 37,400          1,025,134
 * Acterna Corp.                                              122,100              3,052
   Action Performance Companies, Inc.                          26,800            520,456
 * ActivCard Corp.                                             59,991            521,322
 * Active Power, Inc.                                          63,100            212,016
 * Activision, Inc.                                           123,343          1,887,148
 * Actuant Corp.                                               35,280          1,095,444
 * Actuate Corp.                                               90,600            285,390
   Acuity Brands, Inc.                                         27,700            660,645
 * Acxiom Corp.                                                 4,000             66,440
 * Adams Resources & Energy, Inc.                               4,200             48,804
 * Adaptec, Inc.                                              162,200          1,428,982
 * ADE Corp.                                                   13,300            334,495
 * Adept Technology, Inc.                                       7,100             12,780
 * Administaff, Inc.                                           39,300            587,928
 * Adolor Corp.                                                69,800   $      1,377,154
 * Advanced Digital Information Corp.                          94,200          1,429,014
 * Advanced Energy Industries, Inc.                            48,400          1,277,760
*# Advanced Magnetics, Inc.                                     6,600             94,050
   Advanced Marketing Services, Inc.                           28,550            332,607
 * Advanced Materials Group, Inc.                                 237                 69
 * Advanced Medical Optics, Inc.                               43,600            859,356
 * Advanced Neuromodulation
     Systems, Inc.                                             29,000          1,223,510
 * Advanced Nutraceuticals, Inc.                                  700                343
 * Advanced Photonix, Inc. Class A                              9,000             22,590
 * Advanced Power Technology, Inc.                             15,600            128,076
   Advanta Corp. Class A                                       14,717            184,698
   Advanta Corp. Class B Non-Voting                            24,994            320,923
 * Advent Software, Inc.                                       48,700            852,737
   Advo, Inc.                                                  44,850          1,354,918
 * Aehr Test Systems                                            7,100             27,470
 * AEP Industries, Inc.                                        12,300             88,929
 * AeroCentury Corp.                                              300                936
 * Aeroflex, Inc.                                              98,950          1,255,675
 * Aeropostale, Inc.                                           55,600          1,734,164
*# Aerosonic Corp.                                              3,900             44,265
 * Aether Systems, Inc.                                        63,842            317,295
 * Aetrium, Inc.                                                9,300             33,015
 * AFC Enterprises, Inc.                                       39,800            686,550
 * Affiliated Managers Group, Inc.                             26,100          1,735,650
 * Affinity Technology Group, Inc.                             29,100              2,561
 * Aftermarket Technology Corp.                                36,300            483,153
 * AG Services America, Inc.                                    5,400             45,630
 * Agile Software Corp.                                        77,000            846,230
*# Agility Capital, Inc.                                        5,900                 38
   Agilysys, Inc.                                              47,488            534,715
 * Air Methods Corp.                                           13,400            121,270
   Airgas, Inc.                                                62,500          1,211,250
 * Airnet Systems, Inc.                                        10,100             35,249
 * Airspan Networks, Inc.                                      23,000             55,430
 * Airtran Holdings, Inc.                                     124,100          1,831,716
 * AK Steel Holding Corp.                                     162,400            487,200
*# Akamai Technologies, Inc.                                  179,200          2,404,864
 * Akorn, Inc.                                                 19,500             36,075
*# Aksys, Ltd.                                                 44,600            322,904
   Alabama National Bancorporation                             17,900            966,600
   Alamo Group, Inc.                                           12,500            184,125
 * Alaris Medical, Inc.                                       107,200          1,705,552
 * Alaska Air Group, Inc.                                      40,000          1,150,400
 * Alaska Communications
     Systems Group, Inc.                                       22,200            110,756
   Albany International Corp. Class A                          41,872          1,298,451
 * Albany Molecular Research, Inc.                             47,678            672,260
   Albemarle Corp.                                             61,900          1,751,770
 * Alcide Corp.                                                 2,300             35,558
 * Alderwoods Group, Inc.                                       6,000             53,160
 * Aldila, Inc.                                                 4,633             16,447
   Alexander & Baldwin, Inc.                                   53,800          1,692,548
 * Alexion Pharmaceuticals, Inc.                               32,700            613,125
   Alfa Corp.                                                 119,799          1,520,249
   Alico, Inc.                                                  7,000            244,300
*# Align Technology, Inc.                                      86,612          1,559,882

                                                               SHARES             VALUE+
                                                               ------             ------
 * Alkermes, Inc.                                             133,011   $      1,739,784
 * All American Semiconductor, Inc.                             4,000             18,120
 * Allegheny Energy, Inc.                                     168,700          1,813,525
   Allegheny Technologies, Inc.                               121,800            998,760
   Allegiant Bancorp, Inc.                                     26,163            733,872
   Allen Organ Co. Class B                                        800             38,200
 * Alliance Gaming Corp.                                       69,060          1,809,372
 * Alliance Imaging, Inc.                                      85,400            328,790
 * Alliance Semiconductor Corp.                                52,500            433,650
 * Allied Defense Group, Inc.                                   6,200            130,386
 * Allied Healthcare International, Inc.                       19,300            107,308
 * Allied Healthcare Products, Inc.                             6,700             27,202
 * Allied Holdings, Inc.                                        8,300             38,097
 * Allied Motion Technologies, Inc.                             2,900             12,847
 * Allmerica Financial Corp.                                   64,500          1,764,075
*# Allos Therapeutics, Inc.                                    38,900            106,586
 * Allou Health Care, Inc. Class A                              7,100                362
 * Alloy, Inc.                                                 59,000            317,420
 * Allscripts Healthcare Solutions, Inc.                       57,900            314,397
 * Almost Family, Inc.                                          1,600             13,520
 * Alpha Technologies Group, Inc.                               7,100             10,295
   Alpharma, Inc. Class A                                      58,900          1,186,835
   Alpine Group, Inc.                                          22,000             21,010
 * Alteon, Inc.                                                61,700            104,273
*# Alterra Healthcare Corp.                                    23,700                  3
 * Altris Software, Inc.                                        1,202                673
   Ambassadors Group, Inc.                                      9,800            209,524
   Ambassadors, Inc.                                            9,800            128,184
 * AMC Entertainment, Inc.                                     50,500            765,075
 * Amcast Industrial Corp.                                      8,500             19,975
   Amcol International Corp.                                   42,500            608,600
   Amcore Financial, Inc.                                      37,460          1,020,785
 * Amedisys, Inc.                                               1,400             19,404
 * AMEN Properties, Inc.                                        1,975              3,713
*# Amerco, Inc.                                                13,900            379,192
 * America Services Group, Inc.                                 9,400            311,140
 * America West Holdings Corp.
     Class B                                                   50,100            756,510
 * American Banknote Corp.                                         88                 58
   American Biltrite, Inc.                                      3,400             22,882
 * American Building Control, Inc.                             14,000             23,800
 # American Business Financial
     Services, Inc.                                             4,613             19,010
 # American Capital Strategies, Ltd.                           56,600          1,655,550
 * American Claims Evaluation, Inc.                             1,000              2,040
 * American Dental Partners, Inc.                               7,200             75,600
 * American Eagle Outfitters, Inc.                             39,800            734,310
 * American Ecology Corp.                                      14,350             66,584
*# American Greetings Corp. Class A                            78,700          1,662,144
*# American Healthways, Inc.                                   23,550          1,090,836
   American Home Mortgage
     Holdings, Inc.                                            25,926            581,779
 * American Indemnity Financial
     Escrow                                                       800                800
 * American Independence Corp.                                  8,400             91,056
 * American Italian Pasta Co.                                  27,000          1,026,000
 * American Locker Group, Inc.                                    300              3,645
 * American Management Systems,
     Inc.                                                      63,467            946,293
 * American Medical Electronics,
     Inc. (Escrow-Bonus)                                        4,400                  0
 * American Medical Electronics,
     Inc. (Escrow-Earnings)                                     4,400   $              0
 * American Medical Security Group,
     Inc.                                                      19,900            447,551
 * American Medical Systems Holdings,
     Inc.                                                      59,500          1,352,435
 * American Pacific Corp.                                       7,100             67,095
 * American Physicians Capital, Inc.                           13,100            216,150
 * American Physicians Services
     Group, Inc.                                                  100                825
 * American Retirement Corp.                                   25,000             77,500
 * American Science & Engineering,
     Inc.                                                      10,500            135,975
   American Shared Hospital Services                            3,700             22,940
   American Software, Inc. Class A                             26,700            164,205
     American States Water Co.                                 22,950            556,996
 * American Superconductor Corp.                               39,500            417,120
 * American Technical Ceramics Corp.                            8,000             56,800
   American Vanguard Corp.                                        414             13,248
 * American West Bancorporation                                 3,229             72,330
   American Woodmark Corp.                                     11,500            598,000
   Americana Bancorp, Inc.                                      2,712             41,548
 * America's Car-Mart, Inc.                                    11,200            328,832
*# Americredit Corp.                                           38,000            511,100
 * AMERIGROUP Corp.                                            35,900          1,576,369
   AmeriServe Financial, Inc.                                  20,100            100,500
 * Ameristar Casinos, Inc.                                     39,700            923,422
   Ameron International Corp.                                   7,800            257,400
 # AmerUs Group Co.                                            46,844          1,684,042
*# Ames Department Stores, Inc.                                12,800                 19
   Ametek, Inc.                                                36,300          1,716,990
 * Amistar Corp.                                                1,600              3,296
 * AML Communications, Inc.                                     7,800              9,438
 * AMN Healthcare Services, Inc.                               56,800            964,464
   Ampco-Pittsburgh Corp.                                       9,600            102,912
 * Ampex Corp. Class A                                          5,925              8,206
   Amrep Corp.                                                  6,500            100,750
 * Amsurg Corp.                                                29,889          1,112,170
 * Amtech Systems, Inc.                                         1,900             13,205
 * Amwest Insurance Group, Inc.                                 1,394                 11
 * AMX Corp.                                                   11,000             74,800
 * Anacomp, Inc.                                                    5                 70
 * Anadigics, Inc.                                             45,000            301,500
 * Analex Corp.                                                21,800             73,902
   Analogic Corp.                                              21,000            882,000
 * Analysts International Corp.                                35,500            110,050
*# Analytical Surveys, Inc.                                       730              2,059
 * Anaren, Inc.                                                32,500            486,525
   Anchor Bancorp Wisconsin, Inc.                              35,140            881,663
   Andersons, Inc.                                              8,200            137,678
*# Andrew Corp.                                               116,709          1,373,665
 * Andrx Group                                                 47,610          1,045,516
 * Angeion Corp.                                                  215                456
   Angelica Corp.                                              12,400            256,060
 * Angelo & Maxie's, Inc.                                       2,016              4,445
 * Anika Therapeutics, Inc.                                     9,900             85,013
 * Anixter International, Inc.                                 54,300          1,251,615
 * Ann Taylor Stores Corp.                                     62,800          2,495,672
 * Ansoft Corp.                                                18,400            229,448
 * AnswerThink, Inc.                                           66,600            398,934
 * Ansys, Inc.                                                 22,600            872,134

                                                               SHARES             VALUE+
                                                               ------             ------
 * Anteon International Corp.                                  52,600   $      2,007,216
 * Anthony and Sylvan Pools Corp.                               3,768             16,768
*# Antigenics, Inc.                                            59,213            730,688
 * AP Pharma, Inc.                                             30,100             63,842
 * APA Optics, Inc.                                            11,800             29,500
 * APAC Teleservices, Inc.                                    106,450            299,124
*# Aphton Corp.                                                37,139            228,405
   Apogee Enterprises, Inc.                                    41,200            487,396
   Applica, Inc.                                               35,300            257,690
 * Applied Extrusion Technologies,
     Inc.                                                      18,300             45,567
 * Applied Films Corp.                                         21,361            708,972
 * Applied Imaging Corp.                                       15,800             22,120
   Applied Industrial Technologies,
     Inc.                                                      28,700            680,190
 * Applied Innovation, Inc.                                    15,100             98,301
 * Applied Molecular Evolution, Inc.                           31,200            553,488
   Applied Signal Technologies, Inc.                           16,100            350,980
 * Applix, Inc.                                                19,200             69,888
 * Apria Healthcare Group, Inc.                                54,100          1,466,651
 * Apropos Technology, Inc.                                    26,900            107,600
   Aptargroup, Inc.                                            38,500          1,344,035
 * aQuantive, Inc.                                             89,425            925,549
 * Aquila, Inc.                                               292,700          1,047,866
*# Aradigm Corp.                                               58,700            108,595
*# Arch Capital Group, Ltd.                                    18,400            680,064
   Arch Chemicals, Inc.                                        33,022            755,874
 # Arch Coal, Inc.                                             73,400          1,944,366
   Arctic Cat, Inc.                                            22,430            533,161
*# Ardent Communications, Inc.                                 19,200                134
 * Arena Pharmaceuticals, Inc.                                 42,378            291,984
 * Argonaut Group, Inc.                                        32,101            513,616
 * Argonaut Technologies, Inc.                                 12,000             15,120
 * Argosy Gaming Corp.                                         43,800          1,109,892
 * Ariad Pharmaceuticals, Inc.                                 68,200            562,650
 * Ariba, Inc.                                                283,000            894,280
 * Ark Restaurants Corp.                                        2,700             34,290
   Arkansas Best Corp.                                         37,100          1,164,198
 * Arlington Hospitality, Inc.                                  4,900             18,669
 * Armor Holdings, Inc.                                        41,500          1,006,375
*# Armstrong Holdings, Inc.                                     4,400              3,828
*# Arotech Corp                                                 1,600              4,112
 * Arqule, Inc.                                                34,274            168,628
 * Array BioPharma, Inc.                                       47,315            248,404
   Arrhythmia Research Technology, Inc.                         1,800             25,020
 * Arris Group, Inc.                                          119,300            769,485
   Arrow Financial Corp.                                        9,941            275,863
   Arrow International, Inc.                                   64,900          1,745,810
 * Art Technology Group, Inc.                                 100,500            170,850
 * Artesyn Technologies, Inc.                                  69,300            546,777
 * Arthrocare Corp.                                            30,210            743,166
 * Artisan Components, Inc.                                    33,200            686,211
 * Artisoft, Inc                                                2,400             10,320
 * Arts Way Manufacturing Co., Inc.                               200                981
 * ASA International. Ltd.                                        640              1,510
   ASB Financial Corp.                                          1,000             23,500
 * Asbury Automotive Group, Inc.                               43,100            719,770
 * Ascential Software Corp.                                    75,379          1,907,089
 * Ashworth, Inc.                                              18,671            152,169
 * Ask Jeeves, Inc.                                            66,600          1,286,712
 * Aspect Communications Corp.                                 81,500   $      1,199,680
 * Aspect Medical Systems, Inc.                                29,100            276,741
 * Aspen Technology, Inc.                                      59,979            461,239
 * Aspeon, Inc.                                                   900                  9
 * Astea International, Inc.                                    2,900              7,395
 * Astec Industries, Inc.                                      28,600            377,234
   Astro-Med, Inc.                                              4,200             67,914
 * Astronics Corp.                                              5,500             27,197
 * Astronics Corp. Class B                                      2,225             11,681
*# AstroPower, Inc.                                             6,550              4,716
 * ASV, Inc.                                                   14,400            407,808
 * Asyst Technologies, Inc.                                    58,900          1,074,925
 * ATA Holdings Corp.                                          10,900             99,190
 * Atari, Inc.                                                178,709            732,707
 * AtheroGenics, Inc.                                          54,800            783,640
 * Atlantic American Corp.                                     21,100             55,915
 * Atlantic Coast Airlines, Inc.                               68,000            743,240
 * Atlantic Premium Brands, Ltd.                                2,000              3,600
 * Atlantis Plastics, Inc.                                      3,300             36,036
*# Atlas Air Worldwide Holdings, Inc.                          41,400             27,324
 * ATMI, Inc.                                                  46,300          1,064,900
   Atmos Energy Corp.                                          63,400          1,562,810
 * ATP Oil & Gas Corp.                                         36,700            185,702
   Atrion Corp.                                                 1,700             81,600
 * Atrix Labs, Inc.                                            31,400            636,164
 * ATS Medical, Inc.                                            2,200              8,272
 * Atwood Oceanics, Inc.                                       19,900            511,231
 * Audiovox Corp. Class A                                      28,900            400,843
 * August Technology Corp.                                     25,000            500,000
 * Ault, Inc.                                                   4,500             12,150
 * Aura Systems, Inc.                                           5,295                371
 * Aurora Foods, Inc.                                          42,644                682
*# Authentidate Holding Corp.                                  35,400            450,288
 * autobytel.com, Inc.                                         56,300            543,858
 * Avalon Holding Corp. Class A                                 1,550              4,038
 * Avanex Corp.                                               104,200            493,908
*# Avanir Pharmaceuticals Class A                              58,000             84,100
 * Avant Immunotherapeutics, Inc.                              97,034            255,199
 * Avatar Holdings, Inc.                                        8,700            294,495
 * Avatech Solutions, Inc                                       1,851                463
 * Avi Biopharma, Inc.                                         46,800            229,320
 * Aviall, Inc.                                                47,100            753,600
 * Avici Systems Inc.                                          17,743            152,590
*# Avid Technology, Inc.                                       37,100          1,961,848
 * Avigen, Inc.                                                30,100            195,650
   Avista Corp.                                                72,400          1,277,136
 * Avocent Corp.                                               52,600          2,014,054
 * Avteam, Inc. Class A                                        11,400                 12
 * Aware, Inc.                                                 34,059            113,416
 * Axcelis Technologies, Inc.                                 148,300          1,701,001
*# Axonyx, Inc.                                                 1,300              4,966
 * Axsys Technologies, Inc.                                     4,700             65,377
 * AXT, Inc.                                                   32,500            111,150
 * Aztar Corp.                                                 51,100          1,136,975
 * AZZ, Inc.                                                    8,200             99,876
   Badger Meter, Inc.                                           3,200            120,320
 * Badger Paper Mills, Inc.                                     1,000              4,610
   Bairnco Corp.                                                7,300             48,691
 * Baker (Michael) Corp.                                        7,600             80,560
   Balchem Corp.                                                4,700            107,630
   Baldor Electric Co.                                         49,133          1,066,186

                                                               SHARES             VALUE+
                                                               ------             ------
   Baldwin & Lyons, Inc. Class B                               12,625   $        315,372
 * Baldwin Technology, Inc. Class A                            13,300             39,900
 * Ballantyne Omaha, Inc.                                      11,900             24,990
 * Bally Total Fitness Holding Corp.                           50,400            352,800
 * Bancinsurance Corp.                                          5,700             37,449
   Bandag, Inc.                                                12,700            517,525
   Bandag, Inc. Class A                                         9,600            370,560
   Bank of Granite Corp.                                       16,400            392,616
   Bank of The Ozarks                                           7,600            322,240
   BankAtlantic Bancorp, Inc. Class A                          11,285            214,076
 * Bankrate, Inc.                                               7,000             95,760
 * BankUnited Financial Corp. Class A                          42,100          1,071,445
   Banner Corp.                                                16,160            406,424
   Banta Corp.                                                 38,200          1,520,360
   Barnes Group, Inc.                                          33,800          1,011,634
 * barnesandnoble.com, inc.                                    71,925            204,986
 * Barnwell Industries, Inc.                                      400             10,160
 * Barra, Inc.                                                 28,900          1,062,942
 * Barrett Business Services, Inc.                              5,800             85,840
 * Barry (R.G.) Corp.                                           9,500             56,525
   Bassett Furniture Industries, Inc.                          16,700            273,880
 * Bay View Capital Corp.                                      92,550            561,778
 * Baycorp Holdings, Ltd.                                         484              6,372
 * Bayou Steel Corp. Class A                                   13,500                 67
 * BCT International, Inc.                                      2,700              5,359
 * BE Aerospace, Inc.                                          53,900            309,925
 * Beasley Broadcast Group, Inc.                               10,900            161,560
 * Beazer Homes USA, Inc.                                      12,553          1,339,531
*# Bebe Stores, Inc.                                           38,600          1,092,766
   BEI Technologies, Inc.                                      21,800            385,206
   Bel Fuse, Inc. Class A                                       2,600             68,315
   Bel Fuse, Inc. Class B                                       5,250            152,302
   Belden, Inc.                                                37,296            734,731
 * Bell Industries, Inc.                                        8,900             24,030
 * Bell Microproducts, Inc.                                    38,100            328,041
 * Benchmark Electronics, Inc.                                 51,000          1,873,230
 * Benihana, Inc.                                               1,000             13,900
 * Benihana, Inc. Class A                                         150              1,987
 * Bentley Pharmaceuticals, Inc.                               28,160            344,960
   Berry Petroleum Corp. Class A                               44,700            854,664
 * Bethlehem Steel Corp.                                       37,300                597
 * Beverly Enterprises                                        160,700          1,258,281
 * Beyond.com Corp.                                             3,140                 39
   BHA Group Holdings, Inc. Class A                             6,100            153,110
 * Big 4 Ranch, Inc.                                            3,200                  0
 * Big City Radio, Inc.                                         6,400              9,280
 * Big Dog Holdings, Inc.                                       1,500              5,745
 * BindView Development Corp.                                  70,300            207,385
 * Bio Imaging Technologies, Inc.                              13,300             95,095
 * Bioanalytical Systems, Inc.                                  4,600             20,424
 * Biocryst Pharmaceuticals, Inc.                              26,500            217,035
*# BioLase Technology, Inc.                                    32,300            396,321
 * Bio-Logic Systems Corp.                                      4,200             24,906
 * BioMarin Pharmaceutical, Inc.                               95,285            700,345
 * Bionova Holdings Corp.                                       3,570              1,000
 * Bio-Rad Laboratories, Inc. Class A                          20,000          1,025,000
 * Bio-Reference Laboratories, Inc.                            17,112            302,369
 * BioReliance Corp.                                           11,900            550,851
 * Biosite, Inc.                                               23,200            622,920
 * Biosource International, Inc.                                9,600             70,080
 * Biospecifics Technologies Corp.                              4,500              7,114
 * BioSphere Medical, Inc.                                     20,200   $         60,802
 * Bitstream, Inc.                                              8,400             35,532
   BIW, Ltd.                                                      800             14,312
   Black Box Corp.                                             27,200          1,190,000
   Black Hills Corp.                                           48,059          1,550,383
   Blair Corp.                                                 12,100            302,500
 * Blonder Tongue Laboratories, Inc.                            9,800             31,360
 * Blount International, Inc.                                  33,300            200,133
 * Blue Coat Systems, Inc.                                     12,586            264,180
 * Blue Rhino Corp.                                            35,700            449,106
 * Bluegreen Corp.                                             32,765            206,419
   Blyth, Inc.                                                 38,100          1,144,905
 * BMC Industries, Inc.                                        14,000                700
 * BNS Co. Class A                                              4,120             23,072
   Bob Evans Farms, Inc.                                       52,000          1,604,720
 * Boca Resorts, Inc.                                          56,045            800,323
 * Bogen Communications
     International, Inc.                                       12,500             61,250
 * Bolt Technology Corp.                                        5,400             20,790
 * Bombay Co., Inc.                                            52,600            538,098
 * Bone Care International, Inc.                               21,421            289,183
 * Bontex, Inc.                                                   200                120
   Bon-Ton Stores, Inc.                                        12,000            160,800
 * Books-a-Million, Inc.                                       18,300             82,350
 * Borland Software Corp.                                     121,500          1,059,480
   Boston Acoustics, Inc.                                       4,600             46,966
 * Boston Beer Company, Inc. Class A                           16,400            301,760
 * Boston Biomedical, Inc.                                      6,700             16,750
 * Boston Communications Group, Inc.                           27,300            245,700
   Boston Private Financial Holdings,
     Inc.                                                      33,200            860,876
   Bostonfed Bancorp, Inc.                                      4,300            139,105
 * Bottomline Technologies, Inc.                               24,904            224,136
   Bowne & Co., Inc.                                           50,700            747,318
   Boyd Gaming Corp.                                           96,100          1,572,196
 * Boyds Collection, Ltd.                                     117,317            504,463
*# Bradley Pharmaceuticals, Inc.
     Class A                                                   15,251            358,704
   Brady (W.H.) Co. Class A                                    31,200          1,196,520
 * Brass Eagle, Inc.                                            8,300             76,692
 * Braun Consulting, Inc.                                      22,300             55,750
*# Breed Technologies, Inc.                                    36,800              1,104
   Bridgford Foods Corp.                                       10,400             87,370
   Briggs & Stratton Corp.                                     27,300          1,842,750
 * Brigham Exploration Co.                                     41,315            295,774
 * Bright Horizons Family Solutions,
     Inc.                                                       6,600            250,133
 * Brightpoint, Inc.                                           27,100            608,937
 * BrightStar Information Technology
     Group, Inc.                                               13,600              1,360
 * Brillian Corp.                                               7,049             56,181
*# Brilliant Digital Entertainment, Inc.                       18,000              7,740
*# BriteSmile, Inc.                                               314              9,498
 * Broadview Media, Inc.                                          200              1,450
 * BroadVision, Inc.                                           49,300            231,710
*# Brocade Communications Systems,
     Inc.                                                      17,800            108,402
   Brookline Bancorp, Inc.                                     86,491          1,299,095
 * Brooks Automation, Inc.                                     55,639          1,352,028
 * Brookstone, Inc.                                            19,550            464,117
 * Brooktrout, Inc.                                            18,462            271,761

                                                               SHARES             VALUE+
                                                               ------             ------
 * Brown (Tom), Inc.                                           51,200   $      1,431,552
   Brown Shoe Company, Inc.                                    27,000            943,110
 * Bruker BioSciences Corp.                                   102,500            510,450
 * Brush Engineered Materials, Inc.                            24,800            334,304
   Bryn Mawr Bank Corp.                                         1,600             38,000
   BSB Bancorp, Inc.                                           13,685            442,710
 * BSQUARE Corp.                                               19,700             29,156
 * BTU International, Inc.                                      6,800             28,628
 * Buca, Inc.                                                  25,171            142,216
 * Buckeye Technology, Inc.                                    54,583            557,292
   Buckle, Inc.                                                30,000            656,400
   Building Materials Holding Corp.                            19,200            290,880
 * Bull Run Corp.                                               3,700              4,033
   Burlington Coat Factory Warehouse
     Corp.                                                     65,849          1,389,414
 * Bush Industries, Inc. Class A                               14,600             49,786
 * Butler International, Inc.                                   8,400             13,188
   Butler Manufacturing Co.                                     7,600            157,396
   C & D Technologies, Inc.                                    38,000            760,760
   C & F Financial Corp.                                          300             13,650
 * C-COR.net Corp.                                             54,900            647,820
*# C-Phone Corp.                                               11,700                135
 * Cable Design Techologies Corp.                              62,187            631,820
 * Cabot Microelectronics Corp.                                26,800          1,422,812
   Cabot Oil & Gas Corp. Class A                               48,700          1,293,472
 * Cache, Inc.                                                  6,600            142,487
 * Caci International, Inc. Class A                            37,000          1,841,490
   Cadmus Communications Corp.                                  8,900            108,135
 * Cagle's, Inc. Class A                                        2,000             14,450
 * Cal Dive International, Inc.                                56,500          1,197,800
   Calavo Growers                                               9,600            106,752
   Calgon Carbon Corp.                                         57,600            354,240
 * California Amplifier, Inc.                                  22,100            216,359
 * California Coastal Communities, Inc.                        10,000            110,500
   California First National Bancorp                           10,400            120,068
 * California Micro Devices Corp.                              34,800            298,584
 * California Pizza Kitchen, Inc.                              28,300            523,550
   California Water Service Group                              25,400            664,464
 * Caliper Technologies Corp.                                  41,474            265,019
   Callaway Golf Co.                                          113,300          1,861,519
 * Callon Petroleum Corp.                                      20,362            187,330
 * Calloways Nursery, Inc.                                      1,200                708
   Cal-Maine Foods, Inc.                                       10,500            223,020
 * Calton, Inc.                                                 4,480              3,360
 * CAM Commerce Solutions, Inc.                                 3,000             20,700
   Cambrex Corp.                                               38,100            924,306
 * Cambridge Heart, Inc.                                        7,800              8,970
   Camco Financial Corp.                                        7,516            132,958
 * Candela Corp.                                               14,555            298,814
*# Candies, Inc.                                               35,450             71,963
 * Candlewood Hotel Co., Inc.                                   1,500                 60
*# Cannon Express, Inc. Class A                                   200                245
 * Cannondale Corp.                                             7,100              1,420
 * Cantel Medical Corp.                                        13,240            208,133
 * Canterbury Consulting Group, Inc.                            1,571              1,485
 * Canyon Resources Corp.                                      23,900             93,210
 * Capital Corp. of the West                                    5,046            192,505
 * Capital Crossing Bank                                        5,900            248,856
 * Capital Pacific Holdings, Inc.                              14,500             49,300
 * Capital Senior Living Corp.                                 27,600            168,360
   Capital Southwest Corp.                                        300             18,300
   Capitol Bancorp, Ltd.                                        8,564   $        246,643
 * Caprius, Inc.                                                  548                110
 * Capstone Turbine Corp.                                      16,300             28,199
 * Captaris, Inc.                                              45,800            271,594
 * Captiva Software Corp.                                       4,400             57,732
 * Caraustar Industries, Inc.                                  41,084            478,629
   Carbo Ceramics, Inc.                                        22,900          1,000,501
 * Cardiac Sciences, Inc.                                     104,800            374,136
 * Cardima, Inc.                                               21,200             22,472
 * CardioDynamics International Corp.                          69,261            450,196
*# CardioGenesis Corp.                                         32,100             25,038
 * Cardiotech International, Inc.                              23,063            144,605
 * Career Blazers, Inc. Trust Units                               800                  0
 * Career Education Corp.                                           1                 51
   Carpenter Technology Corp.                                  33,600            900,480
 * Carreker Corp.                                              21,871            327,190
 * Carriage Services, Inc. Class A                             25,400             83,566
 * Carrier Access Corp.                                        35,789            533,256
 * Carrington Laboratories, Inc.                                9,800             41,748
*# Carrizo Oil & Gas, Inc.                                     14,100            105,750
   Cascade Corp.                                               18,000            482,400
   Cascade Natural Gas Corp.                                   16,100            322,000
 * Casella Waste Systems, Inc. Class A                         33,869            453,845
   Casey's General Stores, Inc.                                74,200          1,296,274
   Cash America International, Inc.                            41,400            802,332
 * Castle (A.M.) & Co.                                         15,437             71,010
   Castle Energy Corp.                                          6,600             37,620
 * Casual Male Retail Group, Inc.                              53,800            462,680
 * Catalina Lighting, Inc.                                      1,760             21,544
 * Catalina Marketing Corp.                                    80,100          1,484,253
 * Catalyst International, Inc.                                 7,600             11,400
 * Catalytica Energy Systems, Inc.                             12,891             45,118
 * Catapult Communications Corp.                               19,300            291,816
 # Cathay Bancorp, Inc.                                        38,961          2,025,972
   Cato Corp. Class A                                          29,200            609,696
 * Cavalier Homes, Inc.                                        18,060             51,471
   Cavalry Bancorp, Inc.                                          500              9,715
 * Cavco Industries, Inc.                                       3,852             90,522
   CCA Industries, Inc.                                         9,600             71,760
   CCBT Financial Companies, Inc.                               8,600            227,814
 * CCC Information Services Group,
     Inc.                                                      25,700            433,302
*# CD Warehouse, Inc.                                           3,300                  7
 * CD&L, Inc.                                                   2,600              2,132
   CDI Corp.                                                   29,200            989,880
 * CEC Entertainment Inc.                                      38,500          1,935,780
 * Celadon Group, Inc.                                         10,700            145,520
 * Celebrity, Inc. Escrow Shares                                1,300                  0
 * Celeritek, Inc.                                             17,700            142,485
 * Cell Genesys, Inc.                                          58,852            767,430
*# Cell Therapeutics, Inc.                                     50,900            458,100
 * Cellegy Pharmaceuticals, Inc.                               46,100            131,385
 * CellStar Corp.                                              29,948            411,785
 * Centene Corp.                                               32,300            991,610
 * Centennial Communications Corp.                             49,800            245,016
   Center Bancorp, Inc.                                         1,800             38,214
   Center Finl CO                                               6,480            161,806
*# CenterSpan Communication Corp.                               8,400                588
   Centex Construction Products, Inc.                          25,000          1,465,000
 * Centillium Communications, Inc.                             51,269            281,979
 * Centra Software, Inc.                                       39,900            143,640

                                                               SHARES             VALUE+
                                                               ------             ------
   Central Bancorp, Inc.                                        1,600   $         56,816
 * Central European Distribution Corp.                         15,918            500,144
 * Central Garden & Pet Co.                                    25,200            668,052
   Central Pacific Financial Corp.                             24,000            662,400
   Central Parking Corp.                                       52,137            727,311
   Central Vermont Public Service
     Corp.                                                     17,900            427,810
 * Century Aluminum Co.                                        31,600            524,560
   Century Bancorp Income Class A                               1,000             37,210
 * Century Business Services, Inc.                            125,757            584,770
 * Cepheid, Inc.                                               52,964            409,412
 * Ceradyne, Inc.                                              15,100            644,921
   Cerberonics, Inc. Class A                                      200              2,220
 * Ceres Group, Inc.                                           30,495            159,184
*# Cerner Corp.                                                49,309          2,200,661
 * Cerus Corp.                                                 33,000            112,200
   CFS Bancorp, Inc.                                           17,720            250,738
   CH Energy Group, Inc.                                       23,600          1,036,040
 * Chad Therapeutics                                           10,000             27,050
 * Champion Enterprises, Inc.                                  88,200            636,804
   Champion Industries, Inc.                                    9,674             41,975
 * Championship Auto Racing Teams,
     Inc.                                                      15,500              8,215
 * Champps Entertainment, Inc.                                 18,340            126,913
 * Channell Commercial Corp.                                    6,600             30,690
 * Charles and Colvard, Ltd.                                   19,800             96,624
 * Charles River Associates, Inc.                               9,000            293,850
 * Charlotte Russe Holding, Inc.                               31,900            480,095
 * Charming Shoppes, Inc.                                     169,633          1,056,814
 * Chart Industries                                                23                690
*# Charter Communications, Inc.                                35,900            144,318
   Charter Financial Corp.                                     21,511            720,618
   Chase Corp.                                                  4,000             50,080
 * Chattem, Inc.                                               28,700            459,774
 * Chaus (Bernard), Inc.                                       11,100             11,322
 * Checkers Drive-In Restaurant, Inc.                          17,207            157,616
 * Checkpoint Systems, Inc.                                    49,300            953,955
   Chemical Financial Corp.                                    35,516          1,287,455
   Cherokee, Inc.                                               8,100            181,845
   Chesapeake Corp.                                            22,102            508,346
   Chesapeake Utilities Corp.                                   7,600            190,836
   Chester Valley Bancorp                                         575             12,920
 * Chicago Pizza & Brewery, Inc.                               28,622            407,291
   Chicago Rivet & Machine Co.                                    200              5,325
 * Children's Place Retail Stores, Inc.                        39,900          1,143,933
 * Childtime Learning Centers, Inc.                             5,200             11,440
 * ChipPAC, Inc.                                              142,900          1,110,333
 * Chiquita Brands International, Inc.                         59,896          1,269,196
   Chittenden Corp.                                            54,783          1,870,292
 * Choice Hotels International, Inc.                           53,600          1,894,760
 * Cholestech Corp.                                            20,800            153,920
 * Chordiant Software, Inc.                                    95,100            417,489
   Christopher & Banks Corp.                                   56,013          1,515,152
 * ChromaVision Medical Systems, Inc.                          20,200             22,018
 * Chromcraft Revington, Inc.                                   6,000             69,900
 * Chronimed, Inc.                                             18,101            162,547
   Church & Dwight Co., Inc.                                   32,300          1,308,473
   Churchill Downs, Inc.                                       14,400            528,754
*# Chyron Corp.                                                33,400             15,030
 * Ciber, Inc.                                                 95,012            865,559
 * Cima Laboratories, Inc.                                     19,900            656,302
 * Cimarex Energy Co.                                          14,004   $        323,772
 * Cincinnati Bell, Inc.                                      311,500          1,778,665
 * Ciphergen Biosystems, Inc.                                  43,200            449,712
 * Ciprico, Inc.                                                4,900             24,745
   CIRCOR International, Inc.                                  20,690            455,180
 * Cirrus Logic, Inc.                                         126,800          1,090,480
 # Citizens Banking Corp.                                      60,533          1,908,000
 * Citizens, Inc. Class A                                      50,526            500,212
   City Holding Co.                                            24,986            889,502
 * CKE Restaurants, Inc.                                       86,400            604,800
   Clarcor, Inc.                                               37,700          1,650,883
 * Clark, Inc.                                                 26,924            441,823
 * Clarus Corp.                                                24,700            172,653
 * Clayton Williams Energy, Inc.                                9,200            209,300
*# Clean Harbors, Inc.                                         20,200            186,446
*# Clearone Communications, Inc.                               11,300             31,357
   Cleco Corp.                                                 70,900          1,260,602
 * Cleveland Cliffs, Inc.                                      15,500            598,300
*# Click2learn, Inc.                                            9,700             20,661
*# ClickAction, Inc. Escrow                                     7,900                395
   Clinical Data Inc                                            1,787             15,359
 * Closure Medical Corp.                                       20,700            734,850
*# CMS Energy Corp.                                           216,075          1,704,832
 * CNA Surety Corp.                                            56,118            543,222
*# CNE Group, Inc.                                              2,000              1,120
*# CNET Networks, Inc.                                        211,700          1,581,399
   CNS, Inc.                                                   20,300            247,660
   Coachmen Industries, Inc.                                   22,600            389,850
 * Coast Dental Services, Inc.                                  2,066             13,212
   Coast Distribution System                                    4,000             22,200
   Coastal Bancorp, Inc.                                        5,800            203,000
 * Coastcast Corp.                                              7,600             15,238
   CoBiz, Inc.                                                  8,550            154,242
 * Cobra Electronics Corp.                                      6,100             43,371
   Coca-Cola Bottling Co.
     Consolidated                                               6,000            322,260
 * Coeur d'Alene Mines Corp.                                  239,000          1,238,020
 * Cogent Communications Group,
     Inc.                                                       1,013              1,236
   Cognex Corp.                                                64,800          1,780,056
 * Cognitronics Corp.                                           4,250             14,025
 * Coherent, Inc.                                              44,002          1,053,408
   Cohu, Inc.                                                  31,900            670,538
 * Coinstar, Inc.                                              32,200            541,926
 * Coldwater Creek, Inc.                                       23,850            342,486
   Cole (Kenneth) Productions, Inc.
     Class A                                                   17,150            512,785
 * Cole National Corp. Class A                                 14,800            310,504
 * Collagenex Pharmaceuticals, Inc.                            12,200            126,392
 * Collins & Aikman Corp.                                     121,860            435,040
   Collins Industries, Inc.                                     7,000             37,800
   Columbia Banking System, Inc.                               20,131            422,751
 * Columbia Laboratories, Inc.                                 59,000            305,620
 * Columbus McKinnon Corp.                                     22,300            137,814
 * Comarco, Inc.                                               10,200             96,696
 * Comdial Corp.                                                  600              1,800
 * Comforce Corp.                                              13,277              6,771
 * Comfort Systems USA, Inc.                                   56,900            273,689
   Commerce Group, Inc.                                        32,900          1,316,329
*# Commerce One, Inc.                                          44,400             51,504
   Commercial Bancshares, Inc.                                  4,532            152,185

                                                               SHARES             VALUE+
                                                               ------             ------
   Commercial Federal Corp.                                    64,900   $      1,752,300
   Commercial Metals Co.                                       44,700          1,150,578
 # Commercial National Financial Corp.                          3,200             82,384
   Commonwealth Industries, Inc.                               23,515            172,365
 * Commscope, Inc.                                             88,800          1,417,248
   Communications Systems, Inc.                                 8,200             56,498
   Community Bank System, Inc.                                 19,400            944,780
   Community Bankshares, Inc.                                     210              3,970
   Community First Bankshares, Inc.                            56,900          1,622,788
   Community Trust Bancorp, Inc.                               13,730            450,076
 * Community West Bancshares                                    5,500             45,980
 * Competitive Technologies, Inc.                               6,100             14,823
*# Compex Technologies, Inc.                                   16,654            150,719
 * Compucom Systems, Inc.                                      74,464            338,811
 * CompuCredit Corp.                                           70,231          1,663,070
 * Compudyne Corp.                                             11,104            109,485
 * Computer Access Technology Corp.                            41,000            190,650
 * Computer Horizons Corp.                                     37,400            139,128
 * Computer Network Technology Corp.                           40,700            404,965
   Computer Programs & Systems,
     Inc.                                                      15,700            293,511
 * Computer Task Group, Inc.                                   31,300            130,834
   CompX International, Inc.                                    5,100             32,181
 * Comstock Resources, Inc.                                    48,000            782,400
 * Comtech Telecommunications
     Corp.                                                     11,100            370,052
 * Concepts Direct, Inc.                                          700                269
 * Conceptus, Inc.                                             32,400            421,200
 * Concerto Software, Inc.                                     12,100            144,232
 * Concord Camera Corp.                                        42,956            518,479
 * Concord Communications, Inc.                                26,700            591,138
 * Concur Technologies, Inc.                                   48,031            477,908
 * Concurrent Computer Corp.                                   93,600            377,208
 * Cone Mills Corp.                                            24,800              1,426
 * Congoleum Corp. Class A                                      3,600              2,340
 * Conmed Corp.                                                43,065            915,562
   Connecticut Bancshares, Inc.                                13,356            689,570
   Connecticut Water Services, Inc.                             7,600            220,932
 * Connetics Corp.                                             47,500            838,375
 * Conrad Industries, Inc.                                      7,200             20,268
*# Consolidated Freightways Corp.                                 550                  3
 * Consolidated Graphics, Inc.                                 19,182            576,419
   Consolidated Tokoma Land Co.                                 6,100            187,575
*# Continental Airlines, Inc.                                  98,700          1,840,755
 * Continental Materials Corp.                                    200              5,458
*# Convera Corp.                                               50,644            198,018
 * Convergence Systems, Inc.                                        1                 45
*# Cooker Restaurant Corp.                                      6,500                 39
   Cooper Companies, Inc.                                      40,200          1,835,130
   Cooper Tire & Rubber Co.                                    83,900          1,678,839
   Cooperative Bankshares, Inc.                                 1,400             35,756
 * Copart, Inc.                                               134,800          1,617,600
 * Copper Mountain Networks, Inc.                               8,810             82,911
 * Corautus Genetics, Inc.                                      1,542              9,052
 * Core Molding Technologies, Inc.                              7,700             22,638
 * Corillian Corp.                                             54,700            325,465
 * Corio, Inc.                                                103,600            257,964
 * Corixa Corp.                                                82,097            467,132
   Corn Products International, Inc.                           48,800          1,691,408
 * Cornell Companies, Inc.                                     19,800            249,480
 * Correctional Services Corp.                                 10,112             25,988
 * Corrections Corporation of America                          52,500   $      1,470,000
 * Corrpro Companies, Inc.                                      7,275             10,912
   Corus Bankshares, Inc.                                      18,272          1,138,346
 * Corvel Corp.                                                10,900            378,775
 * Cosine Communications, Inc.                                 14,421            111,619
 * Cost Plus, Inc.                                             32,575          1,523,533
 * CoStar Group, Inc.                                          25,890          1,087,380
 * Cost-U-Less, Inc.                                            3,000              9,900
   Cotton States Life Insurance Co.                             6,330            112,364
   Courier Corp.                                                2,850            158,203
 * Covance, Inc.                                               30,200            789,126
 * Covansys Corp.                                              40,100            360,900
 * Covenant Transport, Inc. Class A                            18,830            354,757
   Covest Bancshares, Inc.                                      2,425             66,396
 * Covista Communications, Inc.                                 3,000              8,250
   CPAC, Inc.                                                   5,120             31,636
 * CPI Aerostructures, Inc.                                     7,166             85,992
   CPI Corp.                                                   11,200            258,160
   Craftmade International, Inc.                                7,300            195,275
   Crawford & Co. Class A                                      27,300            195,741
   Crawford & Co. Class B                                      25,300            183,425
 * Cray, Inc.                                                 104,000          1,088,880
*# Credence Systems Corp.                                      95,247          1,234,401
 * Credit Acceptance Corp.                                     63,469            952,035
*# Cree Research, Inc.                                         51,000            936,870
 * Criticare Systems, Inc.                                     16,200             55,080
   Crompton Corp.                                             166,800          1,009,140
 * Cross (A.T.) Co. Class A                                    14,700             95,991
 * Cross Country Healthcare, Inc.                              47,657            710,089
 * Crossroads Systems, Inc.                                    36,500            111,690
 * Crown Andersen, Inc.                                         1,000              2,350
*# Crown Castle International Corp.                            30,500            378,505
 * Crown Financial Group, Inc.                                  6,600             16,698
 * Crown Holdings, Inc.                                       247,400          1,855,500
 * Crown Media Holdings, Inc.                                 110,542            973,875
*# Cryolife, Inc.                                              29,600            158,656
 * CSG Systems International, Inc.                             78,500            909,815
 * CSK Auto Corp.                                              68,300          1,245,792
 * CSP, Inc.                                                    3,500             18,480
   CSS Industries, Inc.                                        12,900            383,259
   CT Communications, Inc.                                     27,860            398,398
   CTS Corp.                                                   53,759            659,085
   Cubic Corp.                                                 40,100          1,186,158
 * Cubist Pharmaceuticals, Inc.                                48,425            601,438
 * Culp, Inc.                                                  17,300            194,798
 * Cumulus Media, Inc. Class A                                 74,993          1,432,366
 * CUNO, Inc.                                                  24,208          1,031,503
 * CuraGen Corp.                                               72,960            459,648
 * Curative Health Services Inc                                18,400            238,832
 * Curis, Inc.                                                 56,050            304,912
   Curtiss-Wright Corp.                                         5,800            475,078
 * Cutter & Buck, Inc.                                         15,124            117,211
 * CV Therapeutics, Inc.                                       39,805            715,296
   CVB Financial Corp.                                         65,615          1,343,139
 * Cyberguard Corp.                                            32,045            275,235
 * Cyberonics, Inc.                                            34,000            934,660
 * Cyberoptics Corp.                                            8,100             80,676
 * Cybersource Corp.                                           49,200            244,524
 * Cybex International, Inc.                                    8,700             10,788
 * Cycle Ctry Acc                                               5,000             22,950
*# CycleLogic, Inc.                                                29                  3

                                                               SHARES             VALUE+
                                                               ------             ------
 * Cygnus, Inc.                                                 3,500   $            315
*# Cymer, Inc.                                                 41,200          1,910,444
 * Cysive, Inc.                                                32,600            104,972
 * Cytec Industries, Inc.                                      51,000          1,848,750
 * Cytogen Corp.                                               16,570            187,241
*# Cytrx Corp.                                                  1,700              3,757
   D & K Healthcare Resources, Inc.                            20,530            277,566
 * D A Consulting Group, Inc.                                   6,700                536
 * Daily Journal Corp.                                            200              6,065
 * Daisytek International Corp.                                 3,586                117
 * Daktronics, Inc.                                            27,900            517,852
*# Dan River, Inc. Class A                                     28,900             22,253
 * Danielson Holding Corp.                                     33,400             47,428
 * Darling International, Inc.                                 94,200            261,876
 * Data I/O Corp.                                               7,600             26,136
 * Data Systems & Software, Inc.                                7,300             20,367
 * Datakey, Inc.                                                1,000                580
 * Datalink Corp.                                              13,300             51,737
 * Dataram Corp.                                                8,400             35,364
   Datascope Corp.                                             21,634            752,431
 * Datastream Systems, Inc.                                    20,100            149,745
 * Datatec Systems, Inc.                                        7,000              8,120
 * DataTRAK International, Inc.                                 5,200             32,760
 * Datawatch Corp.                                              2,066             11,590
 * Dave and Busters, Inc.                                      13,200            183,612
 * Davel Communications, Inc.                                      94                  3
 * Daw Technologies, Inc.                                       3,575                  0
 * Dawson Geophysical Co.                                       5,400             43,956
 * Daxor Corp.                                                  4,600             69,920
   Deb Shops, Inc.                                             19,299            382,506
 * Deckers Outdoor Corp.                                        9,200            154,560
 * Decora Industries, Inc.                                      5,500                 82
   Decorator Industries, Inc.                                   2,762             17,442
 * Del Global Technologies Corp.                               10,927             26,225
 * Del Laboratories, Inc.                                       9,506            229,587
 * Delphax Technologies, Inc.                                   6,100             19,337
   Delphi Financial Group, Inc. Class A                        25,500          1,354,050
   Delta and Pine Land Co.                                     57,200          1,444,300
   Delta Apparel, Inc.                                          5,240             86,198
 * Delta Financial Corp.                                       23,500            168,260
   Delta Natural Gas Co., Inc.                                  2,500             58,325
 * Delta Woodside Industries, Inc.                              5,850             10,179
   Deltic Timber Corp.                                         17,500            495,600
 * Denali, Inc.                                                 4,300                  0
 * Denbury Resources, Inc.                                     81,000          1,023,840
 * Dendreon Corp.                                              65,981            522,570
 * Dendrite International, Inc.                                60,774          1,039,235
 * Department 56, Inc.                                         19,700            278,361
 * DepoMed, Inc.                                               13,600             92,344
 * Detrex Corp.                                                   500                762
 * Devcon International Corp.                                   3,600             25,740
 * DHB Industries, Inc.                                        60,900            457,968
   Diagnostic Products Corp.                                   40,200          1,818,246
 * Diametrics Medical, Inc.                                    22,900             12,595
 * DiamondCluster International, Inc.                          41,300            390,698
 * Diedrich Coffee, Inc.                                        4,025             16,301
 * Digene Corp.                                                27,800          1,105,050
 * Digi International, Inc.                                    30,333            259,954
 * Digimarc Corp.                                              26,665            376,243
*# Digital Angel Corp.                                         11,000             24,750
 * Digital Generation Systems, Inc.                            99,500            186,065
 * Digital Impact, Inc.                                        47,900   $        135,078
 * Digital Insight Corp.                                       49,000          1,164,730
 * Digital Lightwave, Inc.                                        400                376
 * Digital River, Inc.                                         45,800          1,053,858
 * DigitalThink Inc.                                           75,457            224,862
 * Digitas, Inc.                                               89,557            780,041
   Dime Community Bancorp, Inc.                                38,100          1,171,575
   Dimon, Inc.                                                 67,429            455,146
 * Diodes, Inc.                                                12,150            247,252
 * Dionex Corp.                                                31,810          1,494,434
 * Directrix, Inc.                                                813                  7
 * Discovery Partners International                            36,853            212,605
 * Display Technologies, Inc.                                  11,330                 28
 * Ditech Communications Corp.                                 45,780            803,439
 * Diversa Corp.                                               63,108            530,107
 * Diversified Corporate Resources,
     Inc.                                                         800                592
 * Dixie Group, Inc.                                           15,000            121,500
 * Dixon Ticonderoga Co.                                        1,900              7,030
 * DJ Orthopedics, Inc.                                        26,900            698,055
 * DLB Oil & Gas, Inc.                                          1,300                  0
 * Docent, Inc.                                                20,121             98,190
 * DocuCorp International, Inc.                                15,973            159,411
 * Document Sciences Corp.                                     14,200             63,900
 * Documentum, Inc.                                            69,800          2,094,000
 * Dollar Thrifty Automotive Group,
     Inc.                                                      37,100            936,775
 * Dominion Homes, Inc                                          5,800            176,378
   Donegal Group, Inc. Class A                                  6,066            121,927
   Donegal Group, Inc. Class B                                  2,933             55,404
 * Dot Hill Systems Corp.                                      64,660          1,102,453
 * DoubleClick, Inc.                                           85,582            817,308
*# DOV Pharmaceutical, Inc.                                    24,494            262,821
   Dover Downs Gaming &
     Entertainment, Inc.                                        9,910             90,181
   Dover Motorsports, Inc.                                     22,500             94,050
   Downey Financial Corp.                                      36,476          1,761,791
 * DPAC Technologies Corp.                                     20,900             39,292
 * Drew Industries, Inc.                                        9,700            261,318
*# Drexler Technology Corp.                                    15,800            236,368
 * Dril-Quip, Inc.                                             25,900            387,205
 * DRS Technologies, Inc.                                      33,700            893,050
 * Drugstore.com, Inc.                                        104,600            696,636
 * DSP Group, Inc.                                             42,500          1,023,825
 * DT Industries, Inc.                                         10,300             11,124
 * DualStar Technologies Corp.                                  2,400                972
 * Duane Reade, Inc.                                           36,021            499,971
 * Duckwall-ALCO Stores, Inc.                                   4,100             61,377
 * Ducommun, Inc.                                              14,200            316,234
 * DuPont Photomasks, Inc.                                     26,555            616,607
 # Duquesne Light Holdings, Inc.                              104,700          1,808,169
 * Dura Automotive Systems, Inc.                               23,400            241,254
 * DuraSwitch Industries, Inc.                                 10,500             21,682
 * Duratek, Inc.                                               13,500            135,540
*# Durect Corp.                                                72,787            163,771
 * DUSA Pharmaceuticals, Inc.                                  20,900            112,233
 * DVI, Inc.                                                   14,500              1,015
*# Dyax Corp.                                                  36,800            222,272
 * Dycom Industries, Inc.                                      72,066          1,826,873
*# Dynacq Healthcare, Inc.                                     22,200            409,790
 * Dynamex, Inc.                                               16,600            170,980

                                                               SHARES             VALUE+
                                                               ------             ------
 * Dynamic Materials Corp.                                      2,000   $          6,100
 * Dynamics Research Corp.                                     12,500            201,862
*# Dynegy, Inc.                                                65,700            262,800
*# E Com Ventures, Inc.                                         2,175             25,578
 * E-Loan, Inc.                                                91,300            284,856
   E-Z-EM, Inc.                                                 8,562             98,891
 * E.piphany, Inc.                                            110,587            873,637
 * Eagle Food Centers, Inc.                                     2,575                 58
 * EarthLink, Inc.                                            198,675          1,907,280
   East West Bancorp, Inc.                                     33,700          1,765,206
   Eastern Co.                                                  4,950             70,983
 * EasyLink Services Corp.                                      7,969             10,519
 * Eateries, Inc.                                               3,000              9,750
 * Echelon Corp.                                               60,271            726,266
 * Eclipsys Corp.                                              17,600            179,168
 * Ecogen, Inc.                                                 1,364                205
 * eCollege.com                                                25,100            557,220
   Ecology & Environment, Inc.
     Class A                                                    2,000             19,160
   Edelbrock Corp.                                              5,470             65,038
 * Eden Bioscience Corp.                                       12,800             19,840
 * EDGAR Online, Inc.                                          16,400             32,800
 * Edge Petroleum Corp.                                         9,300             73,842
 * Edgewater Technology, Inc.                                  11,569             57,382
   Edo Corp.                                                   29,600            615,680
   Educational Development Corp.                                1,800             20,520
 * Educational Insights, Inc.                                   2,400              1,356
   EFC Bancorp, Inc.                                            4,600            103,776
*# EFJ, Inc.                                                    7,800             37,050
 * eFunds Corp.                                                70,206          1,218,074
 * EGL, Inc.                                                   70,800          1,300,596
 * El Paso Electric Co.                                       108,600          1,379,220
 * Elcom International, Inc.                                   21,800              4,796
 * Electro Rent Corp.                                          29,166            405,407
 * Electro Scientific Industries, Inc.                         33,300            800,865
*# Electroglas, Inc.                                           31,200            123,240
 * Electronics Boutique Holdings
     Corp.                                                     37,130            903,744
*# Electronics for Imaging, Inc.                               71,100          1,962,360
 * Elizabeth Arden, Inc.                                       35,500            721,005
   ElkCorp                                                     28,600            727,012
 * eLoyalty Corp.                                               6,700             24,120
 * ELXSI Corp.                                                  1,800              8,100
 * Embarcadero Technologies, Inc                               39,100            564,213
 * Embrex, Inc.                                                11,400            145,122
   EMC Insurance Group, Inc.                                   11,300            231,085
 * Emcor Group, Inc.                                           22,500            924,750
 * EMCORE Corp.                                                55,311            280,980
 * Emerging Vision, Inc.                                       25,700              3,855
 * Emeritus Corp.                                              14,100             90,522
 * Emerson Radio Corp.                                         41,322            145,040
 * Emisphere Technologies, Inc.                                27,100            162,600
*# Emmis Communications Corp.
     Class A                                                   69,400          1,572,604
   Empire District Electric Co.                                34,200            723,672
 * EMS Technologies, Inc.                                      16,032            340,680
*# En Pointe Technologies, Inc.                                 6,500             12,018
 * Encore Acquisition Co.                                      44,600            961,576
 * Encore Medical Corp.                                        14,400             97,632
 * Encore Wire Corp.                                           20,300            343,882
 * Encysive Pharmaceuticals, Inc.                              66,600            498,834
 * Endocardial Solutions, Inc.                                 29,600   $        222,592
*# Endocare, Inc.                                              29,100            120,183
 * Endologix, Inc.                                             41,900            159,220
   Energen Corp.                                               41,300          1,608,222
 * Energy Conversion Devices, Inc.                             31,800            273,480
 * Energy Partners, Ltd.                                       48,100            584,415
   Energy West, Inc.                                            1,700             10,149
   EnergySouth, Inc.                                            6,500            222,950
 * Enesco Group, Inc.                                          20,300            219,849
   Engineered Support Systems, Inc.                            36,781          1,949,393
 * ENGlobal Corp.                                               1,700              3,910
 * Enherent Corp.                                              17,400              1,609
*# Enlighten Software Solutions, Inc.                           1,600                  2
   Ennis Business Forms, Inc.                                  23,600            348,808
 * EnPro Industries, Inc.                                      29,900            296,309
 * Entegris, Inc.                                             108,064          1,387,542
 * Enterrasys Networks, Inc.                                  307,100          1,317,459
 * Entravision Communications Corp.                           105,000            953,400
*# Entremed, Inc.                                              47,500            184,775
 * Entrust, Inc.                                               95,000            405,650
 * Environmental Elements Corp.                                 5,000              1,350
 * Environmental Technologies Corp.                             3,700                 92
 * Environmental Tectonics Corp.                                7,100             55,451
 * Enzo Biochem, Inc.                                          44,866            827,778
 * Enzon Pharmaceuticals, Inc.                                 51,600            556,764
 * EP Medsystems, Inc.                                         14,900             52,448
 * EpicEdge, Inc.                                              21,900                985
 * Epicor Software Corp.                                       65,842            815,782
*# Epimmune, Inc.                                              11,800             21,594
 * EPIQ Systems, Inc.                                          26,250            458,062
 * EPIX Medical, Inc.                                          33,028            595,495
 * ePlus, Inc.                                                 10,300            128,750
 * ePresence, Inc.                                             25,100             91,866
*# Equimed Inc. Nevis                                           2,250                  0
 * Equity Marketing, Inc.                                       5,700             78,147
 * Equity Oil Co.                                              12,600             43,835
*# eResearch Technology, Inc.                                  54,300          1,547,550
 * Ergo Science Corp.                                           7,150             14,300
   ESB Financial Corp.                                         11,762            191,132
 * Escalon Medical Corp.                                        3,200             22,560
 * Esco Technologies, Inc.                                     19,200            816,000
 * eSpeed, Inc.                                                37,600            886,608
 * Esperion Therapeutics, Inc.                                 50,324          1,156,949
   Espey Manufacturing & Electronics
     Corp.                                                        400              9,820
 * ESS Technology, Inc.                                        57,600            960,768
 * Esterline Technologies Corp.                                31,600            732,488
   Ethan Allen Interiors, Inc.                                 34,800          1,416,360
 * Ethyl Corp.                                                 24,700            503,880
 * Euronet Worldwide, Inc.                                     38,652            650,513
 * European Micro Holdings, Inc.                                4,600                 87
 * Evans & Sutherland Computer
     Corp.                                                     10,400             48,568
 * Evans Systems, Inc.                                          4,000                320
 * Evercel, Inc.                                                1,666              1,916
 * Evergreen Resources, Inc.                                   58,700          1,645,361
*# Evergreen Solar, Inc.                                       13,500             27,000
 * Everlast Worldwide, Inc.                                     1,500              4,095
   EverTrust Financial Group, Inc.                              1,900             57,570
 * Evolving Systems, Inc.                                      12,600            215,460
*# Exabyte Corp.                                                3,500              2,485

                                                               SHARES             VALUE+
                                                               ------             ------
 * Exact Sciences Corp.                                        28,705   $        298,532
 * Exactech, Inc.                                              10,800            170,100
 * Exar Corp.                                                  60,708          1,177,128
 * Excel Technology, Inc.                                      16,600            522,900
 * EXE Technologies, Inc.                                       4,214             29,713
 * Exelixis, Inc.                                             106,743            718,380
 * Exponent, Inc.                                               6,700            152,224
   Extended Stay America, Inc.                                106,000          1,568,800
 * Extended Systems, Inc.                                      11,100             50,505
*# Extreme Networks, Inc.                                     175,500          1,721,655
*# Exult, Inc.                                                161,081          1,158,172
 * Ezcorp, Inc. Class A Non-Voting                             10,800             79,812
 * Ezenia! Inc.                                                13,600              4,760
   F.N.B. Corp.                                                42,220          1,400,860
 * F5 Networks, Inc.                                           40,400          1,043,128
 * Fab Industries, Inc.                                         5,200             29,380
*# Factory 2-U Stores, Inc.                                    26,949             65,756
   Factset Research Systems, Inc.                              37,900          1,570,955
 * Fairchild Corp. Class A                                     33,352            170,095
 * Falcon Products, Inc.                                       11,800             55,932
*# FalconStor Software, Inc.                                   68,800            546,960
 * Famous Dave's of America, Inc.                              16,420             81,936
 * Fargo Electronics                                           18,600            264,492
   Farmer Brothers Co.                                          1,900            608,000
*# Faro Technologies, Inc.                                     11,800            306,340
   FBL Financial Group, Inc. Class A                           26,000            679,900
 * Featherlite, Inc.                                            6,500             18,525
   Fedders Corp.                                               44,810            281,855
   Federal Screw Works                                          1,562             51,546
   Federal Signal Corp.                                        72,000          1,090,800
*# Federal-Mogul Corp.                                         57,900             16,791
 * FEI Co.                                                     32,200            773,122
 * Female Health Co.                                            9,300             25,575
   Ferro Corp.                                                 61,200          1,389,240
   FFLC Bancorp                                                 5,400            159,840
 * Fibermark, Inc.                                              6,900             12,282
*# Fiberstars, Inc.                                             4,600             33,534
   Fidelity Bankshares, Inc.                                   22,184            615,606
 * Fidelity Federal Bancorp                                     2,500              3,875
   Fidelity Southern Corp.                                      8,800            121,880
 * Filenet Corp.                                               54,787          1,434,872
 * Financial Federal Corp.                                     27,700            911,053
 * Financial Industries Corp.                                   9,762            139,206
 * Findwhat.Com                                                32,100            486,315
*# Finisar Corp.                                              125,496            501,984
 * Finish Line, Inc. Class A                                   28,000            857,080
 * Finishmaster, Inc.                                             800              7,568
 * Finlay Enterprises, Inc.                                     9,400            152,750
 * Firebrand Financial Group, Inc.                              9,100                 59
   First Albany Companies, Inc.                                 9,098            126,016
   First Aviation Services, Inc.                                6,200             25,110
   First Bancorp                                                6,210            192,510
 * First Cash Financial Services, Inc.                         14,400            382,464
   First Charter Corp.                                         44,333            902,620
   First Citizens Bancshares, Inc.                              1,300            143,507
   First Commonwealth Financial
     Corp.                                                     88,908          1,293,611
   First Community Bancorp                                     23,500            866,680
 * First Consulting Group, Inc.                                37,428            197,246
   First Defiance Financial Corp.                               6,859            191,572
   First Essex Bancorp                                          9,300            530,286
   First Federal Bancshares of Arkansas,
     Inc.                                                       2,900   $        112,375
   First Federal Capital Corp.                                 29,731            696,597
   First Financial Bancorp                                     66,225          1,059,600
   First Financial Bankshares, Inc.                            15,395            652,902
   First Financial Corp.                                        2,550             75,939
   First Financial Holdings, Inc.                              18,900            595,350
   First Franklin Corp.                                           300              5,379
 * First Horizon Pharmaceutical Corp.                          51,664            588,970
   First Indiana Corp.                                         21,917            408,752
 * First Investors Financial Services
     Group, Inc.                                                5,400             22,896
   First Keystone Financial, Inc.                               2,000             53,500
   First M&F Corp.                                              2,100             76,314
 * First Mariner Bank Corp.                                     4,900             83,202
   First Merchants Corp.                                       27,708            702,398
   First Midwest Bancorp, Inc.                                  7,375            237,622
   First Midwest Financial, Inc.                                2,400             53,760
   First Mutual Bancshares, Inc.                                4,558            113,449
   First Niagara Financial Group, Inc.                        106,185          1,612,950
   First Oak Brook Bancshares, Inc.
     Class A                                                    3,150             97,965
   First Place Financial Corp.                                 19,051            352,062
   First Republic Bank                                         19,950            743,137
   First SecurityFed Financial, Inc.                            4,400            135,472
   First Sentinel Bancorp, Inc.                                41,508            787,822
   First State Bancorporation                                  10,576            364,766
   First United Corp.                                           3,500             86,030
 * First Virtual Communications, Inc.                           4,150              9,379
   First Years, Inc.                                            8,100            111,456
   Firstbank Corp.                                              2,700             86,400
   FirstBank NW Corp.                                           2,928             89,568
 * FirstCity Financial Corp.                                    7,900             48,972
   FirstFed America Bancorp, Inc.                              12,352            321,893
 * FirstFed Financial Corp.                                    25,500          1,198,500
 * Firstwave Technologies, Inc.                                 2,600             13,026
 * Fischer Imaging Corp.                                        9,100             41,405
   Flag Financial Corp.                                         6,500             85,442
 # Flagstar Bancorp, Inc.                                      70,500          1,560,165
   Flamemaster Corp.                                              247              1,660
 * Flanders Corp.                                              39,060            218,345
*# Fleetwood Enterprises, Inc.                                 57,900            588,843
 # Fleming Companies, Inc.                                     18,882                214
   Flexsteel Industries, Inc.                                   6,100            124,989
*# Flir Systems, Inc.                                          51,800          1,785,028
 * Florida Banks, Inc.                                          5,700             90,630
   Florida East Coast Industries, Inc.                         21,900            667,950
   Florida Public Utilities Co.                                 3,866             61,547
   Florida Rock Industries, Inc.                               34,300          1,972,250
   FloridaFirst Bancorp                                         2,400             67,680
 * Flow International Corp.                                    23,000             80,753
   Flowers Foods, Inc.                                         67,725          1,767,622
 * Flowserve Corp.                                             82,900          1,764,112
   Flushing Financial Corp.                                    18,831            512,203
*# FMC Corp.                                                   52,900          1,583,826
   FMS Financial Corp.                                          3,300             64,482
   FNB Corp.                                                    2,700             61,884
   FNB Financial Services Corp.                                 2,100             47,922
 * Foamex International, Inc.                                  36,600            163,236
 * FOCUS Enhancements, Inc.                                     3,132              6,702
 * Foodarama Supermarkets, Inc.                                 1,100             28,325

                                                               SHARES             VALUE+
                                                               ------             ------
   Foothill Independent Bancorp                                 6,014   $        137,119
 * Footstar, Inc.                                              28,200            141,846
   Forest City Enterprises, Inc.
     Class B                                                    4,500            212,625
 * Forest Oil Corp.                                            67,470          1,690,123
 * Forgent Networks, Inc.                                      36,900            124,353
 * Forrester Research, Inc.                                    33,684            618,438
 * Forward Air Corp., Inc.                                     31,950            908,658
 * Fossil, Inc.                                                62,812          1,830,970
 * Foster (L.B.) Co. Class A                                   10,000             60,000
*# Foster Wheeler, Ltd.                                        40,600             35,728
 * Fotoball USA, Inc.                                           3,600             14,904
 * Fountain Powerboat Industries, Inc.                          4,700             14,805
*# FPIC Insurance Group, Inc.                                  13,946            291,471
   Frankfort First Bancorp, Inc.                                  850             17,425
   Franklin Bancorp, Inc.                                       3,489             71,891
 * Franklin Covey Co.                                          19,300             29,529
   Franklin Electric Co., Inc.                                 10,800            676,620
 * Franklin Electronic Publishers, Inc.                         7,900             23,700
 # Fred's, Inc.                                                50,250          1,675,837
 * FreeMarkets, Inc.                                           63,000            379,890
 # Fremont General Corp.                                      106,100          1,854,628
   Frequency Electronics, Inc.                                  8,300             86,735
   Fresh Brands, Inc.                                           5,100             55,539
 * Fresh Choice, Inc.                                           5,900             11,505
 * Friede Goldman Halter, Inc.                                  1,083                  1
   Friedman Industries, Inc.                                    6,158             18,967
   Friedmans, Inc. Class A                                     31,140            212,686
 * Friendly Ice Cream Corp.                                     7,300             79,351
   Frisch's Restaurants, Inc.                                   4,900            131,320
 * Frontier Airlines, Inc.                                     52,161            843,965
   Frontier Oil Corp.                                          38,400            664,320
 * Frozen Food Express Industries, Inc.                        16,607            110,270
   FSF Financial Corp.                                          2,300             69,575
 * FSI International, Inc.                                     44,500            292,810
 * FTD, Inc.                                                    2,000             49,240
*# FTI Consulting, Inc.                                        62,525          1,373,674
*# FuelCell Energy, Inc.                                       59,054            794,867
   Fuller (H.B.) Co.                                           42,409          1,131,048
*# FX Energy, Inc.                                             19,400             97,000
   G & K Services, Inc. Class A                                28,500          1,032,270
 * G-III Apparel Group, Ltd.                                    6,700             70,015
   GA Financial, Inc.                                           5,300            152,322
   Gabelli Asset Management, Inc.                               9,800            367,500
 * Gadzooks, Inc.                                              13,600             65,960
 * Gaiam, Inc.                                                  5,500             30,299
 * Galaxy Nutritional Foods, Inc.                              11,500             31,855
 * Galey & Lord, Inc.                                           9,600                 67
*# Galyan's Trading Co.                                        24,937            332,909
 * GameStop Corp.                                              31,400            507,110
 * GameTech International, Inc.                                11,100             42,513
 * Garden Fresh Restaurant Corp.                                5,700             84,246
*# Gardenburger, Inc.                                           4,000                980
 * Gardner Denver Machinery, Inc.                              23,588            550,072
 * Gartner Group, Inc.                                         80,500          1,040,060
 * Gateway, Inc.                                              148,600            662,756
   GATX Corp.                                                  71,700          1,742,310
 * Gaylord Entertainment Co.                                   55,963          1,683,927
   GB & T Bancshares, Inc.                                        700             16,261
 * GC Companies, Inc.                                             200                 83
 * Gehl Co.                                                     5,400             83,165
 * Genaera Corp.                                               23,000   $         88,090
 * Genaissance Pharmaceuticals, Inc.                           34,000             99,246
   Gencorp, Inc.                                               66,011            660,770
 * Gene Logic, Inc.                                            66,682            324,741
 * Genecor International, Inc.                                 88,308          1,397,033
 * Genelabs Technologies, Inc.                                 49,600             94,240
 * General Binding Corp.                                       13,300            247,513
 * General Cable Corp.                                         49,700            418,971
 * General Communications, Inc.
     Class A                                                   77,200            675,500
 * General DataComm Industries, Inc.                            1,310              2,365
 * General Employment Enterprises,
     Inc.                                                       3,100              4,479
 * Genesco, Inc.                                               32,600            528,120
 * Genesee & Wyoming, Inc.                                     18,500            467,310
 * Genesee Corp. Class B                                          200                738
 * Genesis Health                                              51,500          1,617,615
 * Genesis Microchip, Inc.                                     37,462            691,174
 * Geneva Financial Corp.                                       2,600              2,340
 * Genlyte Group, Inc.                                         18,900            999,054
*# Genome Therapeutics Corp.                                   39,000            118,131
*# Genta, Inc.                                                 79,400            797,970
 * Gentek, Inc.                                                10,900                 44
 * Gentiva Health Services, Inc.                               13,950            182,326
*# Genus, Inc.                                                 48,321            343,079
 * GenVec, Inc.                                                75,219            268,532
   Georgia Gulf Corp.                                          48,700          1,386,976
 * Gerber Scientific, Inc.                                     33,000            274,230
 * Geron Corp.                                                 57,509            702,760
   Getty Realty Corp. (Holding Co.)                             3,900             97,617
   Gevity HR, Inc.                                             27,400            616,500
 * Giant Group, Ltd.                                            2,200              4,400
 * Giant Industries, Inc.                                      12,300            150,060
   Gibraltar Steel Corp.                                       18,600            453,468
 * Giga-Tronics, Inc.                                           4,600              9,775
   Glacier Bancorp, Inc.                                       29,048            919,950
 * Glacier Water Services, Inc.                                 3,600             72,864
   Glatfelter (P.H.) Co.                                       64,400            771,512
 * Glenayre Technologies, Inc.                                 96,927            289,812
 * Global e-Point, Inc.                                         3,008             15,160
 * Global Imaging Systems, Inc.                                32,200            943,782
 * Global Payment Technologies, Inc.                            5,500             18,562
 * Global Power Equipment Group,
     Inc.                                                      66,900            420,801
 * Globecomm Systems, Inc.                                     16,500            115,500
 * GlobespanVirata, Inc.                                      200,028          1,228,172
 * Glowpoint, Inc.                                             40,750             75,795
*# GoAmerica, Inc.                                             43,600             23,108
   Gold Banc Corp.                                             58,365            770,418
   Golden Enterprises, Inc.                                    11,800             30,208
 * Golden State Vintners, Inc.                                  5,100             15,963
 * Good Guys, Inc.                                             31,100             63,444
 * Goodrich Petroleum Corp.                                     9,000             46,350
*# Goodyear Tire & Rubber Co.                                 155,900          1,052,325
   Goody's Family Clothing, Inc.                               43,942            466,664
   Gorman-Rupp Co.                                              7,975            190,602
 * Gottschalks, Inc.                                           12,700             49,022
 * GP Strategies Corp.                                         14,560            107,016
 * Gradco Systems, Inc.                                           230              2,225
 * Graftech International, Ltd.                               134,300          1,590,112
   Graham Corp.                                                 1,000              9,030

                                                               SHARES             VALUE+
                                                               ------             ------
   Granite Construction, Inc.                                  62,300   $      1,373,715
 * Graphic Packaging Corp.                                     37,700            133,458
   Gray Television, Inc.                                       56,360            730,426
   Gray Television, Inc. Class A                                6,800             89,216
 * Great American Financial Resources,
     Inc.                                                       9,900            149,985
 * Great Atlantic & Pacific Tea Co., Inc.                      57,800            439,280
 # Great Lakes Chemical Corp.                                  75,800          1,721,418
   Great Southern Bancorp, Inc.                                 6,800            290,700
 # Greater Bay Bancorp                                         72,446          1,883,596
   Greater Communications Bancorp                               3,600             64,872
 * Green Mountain Coffee, Inc.                                  9,600            223,104
   Green Mountain Power Corp.                                   6,800            154,632
*# Greenbriar Corp.                                               674              2,123
 * Greenbrier Companies, Inc.                                  14,100            204,027
   Greene County Bancshares, Inc.                               1,900             45,600
 * Greens Worldwide, Inc.                                       2,502                 88
   Grey Global Group, Inc.                                        200            136,433
 * Grey Wolf, Inc.                                            296,200          1,004,118
 * GRIC Communications, Inc.                                   40,100            249,021
 * Griffin Land & Nurseries, Inc.
     Class A                                                    2,200             31,834
 * Griffon Corp.                                               44,380            866,298
 * Gristede's Foods, Inc.                                       1,200              1,218
 * Group 1 Automotive, Inc.                                    34,000          1,179,800
 * Group 1 Software, Inc.                                      16,450            293,468
 * Grubb & Ellis Co.                                           14,900             13,857
 * GSI Commerce, Inc.                                          61,000            597,800
*# GSV, Inc.                                                    1,800                220
 * GTC Biotherapeutics, Inc.                                   39,598            109,290
 * GTSI Corp.                                                  11,500            138,575
   Guaranty Bancshares, Inc.                                    3,000             61,950
   Guaranty Federal Bancshares, Inc.                            3,000             58,155
   Guaranty Financial Corp.                                     1,000             20,005
 * Guess, Inc.                                                 64,800            920,160
 * Guilford Mills, Inc.                                           533              6,396
*# Guilford Pharmaceuticals, Inc.                              43,447            296,743
 * Guitar Center, Inc.                                         34,800          1,011,636
 * Gulf Island Fabrication, Inc.                               17,137            305,039
 * Gulfmark Offshore, Inc.                                     19,800            277,794
 * Gundle/SLT Environmental, Inc.                              11,000            212,850
 * Gymboree Corp.                                              44,400            755,244
 * Ha-Lo Industries, Inc.                                      64,900                 71
 * Haemonetics Corp.                                           36,100            824,524
   Haggar Corp.                                                 6,300            109,242
 * Hain Celestial Group, Inc.                                  51,088          1,178,600
 * Halifax Corp.                                                1,000              5,070
 * Hall Kinion Associates, Inc.                                18,000             73,782
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                    5,200             35,594
 * Hampshire Group, Ltd.                                        4,000            124,120
   Hancock Fabrics, Inc.                                       28,000            397,600
   Hancock Holding Co.                                         20,150          1,153,587
   Handleman Co.                                               36,523            642,805
 * Hanger Orthopedic Group, Inc.                               31,100            525,590
   Hanmi Financial Corp.                                        5,500            113,685
 * Hanover Compressor Co.                                     121,600          1,157,632
   Harbor Florida Bancshares, Inc.                             35,698          1,083,434
   Hardinge, Inc.                                               8,800             91,080
   Harland (John H.) Co.                                       42,000          1,150,800
   Harleysville Group, Inc.                                    43,667            855,873
   Harleysville National Corp.                                 35,207   $      1,083,671
 * Harmonic, Inc.                                             101,660            883,425
 * Harolds Stores, Inc.                                         2,308              8,540
 * Harris Interactive, Inc.                                    83,200            574,080
   Harrodsburg First Financial Bancorp,
     Inc.                                                       1,100             24,387
 * Hartmarx Corp.                                              33,600            144,480
 * Harvard Bioscience, Inc.                                    44,300            318,960
 * Harvest Natural Resources, Inc.                             52,900            391,989
 * Hastings Entertainment, Inc.                                11,300             50,285
 * Hastings Manufacturing Co.                                     700              3,017
 * Hauppauge Digital, Inc.                                      8,800             23,496
 * Hauser, Inc.                                                 5,050                252
   Haverty Furniture Co., Inc.                                 15,700            335,352
   Haverty Furniture Co., Inc. Class A                            400              8,780
 * Hawaiian Holdings, Inc.                                     29,875             82,156
 * Hawk Corp.                                                   8,500             28,985
   Hawkins, Inc.                                               10,200            134,742
 * Hawthorne Financial Corp.                                   16,800            452,760
 * Headwaters, Inc.                                            41,700            795,636
 * Headway Corporate Resources,
     Inc.                                                      12,000                 90
 * HealthAxis, Inc.                                               750              2,137
   Healthcare Services Group, Inc.                             11,100            219,669
 * HealthExtras, Inc.                                          48,650            612,990
   Heartland Express, Inc.                                     59,573          1,445,837
 * Hecla Mining Co.                                           164,600          1,221,332
 * Hector Communications Corp.                                  3,500             49,157
 * HEI, Inc.                                                    6,000             18,000
   Heico Corp.                                                 13,800            254,886
   Heico Corp. Class A                                          5,532             81,874
 * Heidrick & Struggles International,
     Inc.                                                      27,400            658,970
   Helix Technology Corp.                                      39,100            848,470
   Helmerich & Payne, Inc.                                     18,600            448,260
*# Hemispherx Biopharma, Inc.                                  56,500            145,770
   Henry Jack & Associates, Inc.                               44,242            916,694
 * Hercules, Inc.                                             166,300          1,669,652
 * Heritage Commerce Corp.                                      2,800             35,000
   Heritage Financial Corp.                                     7,500            165,075
 * Herley Industries, Inc.                                     21,000            405,720
 * Hexcel Corp.                                                58,000            402,520
   HF Financial Corp.                                           3,300             59,400
*# Hi-Shear Technology Corp.                                    8,600             23,564
 * Hi-Tech Pharmacal, Inc.                                     10,850            220,038
 * HI/FN, Inc.                                                 10,400            114,608
 * Hibbett Sporting Goods, Inc.                                23,100            716,562
   Hickory Tech Corp.                                          13,900            168,190
 # Hilb Rogal Hamilton Co.                                     53,600          1,559,760
 * Hines Horticulture, Inc.                                    22,000             90,860
   Hirsch International Corp. Class A                           3,300              3,597
 * HMI Industries, Inc.                                         2,200              1,815
   HMN Financial, Inc.                                          4,400            108,416
 * HMS Holdings Corp.                                          27,595            118,383
 * Hoenig Group Escrow                                          7,900              1,817
 * Holiday RV Superstores, Inc.                                   930                  5
 # Hollinger International, Inc. Class A                      100,900          1,605,319
 * Hollis-Eden Pharmaceuticals, Inc.                           28,600            392,678
   Holly Corp.                                                 18,600            494,016
 * Hollywood Entertainment Corp.                               85,373          1,166,195
 * Hollywood Media Corp.                                       28,500             63,840

                                                               SHARES             VALUE+
                                                               ------             ------
 * Hologic, Inc.                                               29,700   $        446,688
   Home Federal Bancorp                                         4,300            123,001
   Home Loan Financial Corp.                                    1,700             34,000
 * Home Products International, Inc.                            7,800             10,374
 * Homegold Financial, Inc.                                     6,100                 49
 * HomeStore, Inc.                                             10,700             37,557
   Hooper Holmes, Inc.                                        101,200            620,356
   HopFed Bancorp, Inc.                                         2,100             37,086
   Horace Mann Educators Corp.                                 59,038            797,603
   Horizon Financial Corp.                                     15,465            273,576
 * Horizon Health Corp.                                         9,900            226,116
 * Horizon Offshore, Inc.                                      39,600            177,408
 * Horizon Organic Holding Corp.                               13,400            320,796
 * Hot Topic, Inc.                                             66,200          1,972,760
 * Houston Exploration Co.                                     45,297          1,545,081
 * Hovnanian Enterprises, Inc.
     Class B                                                    1,150            106,087
 * HPSC, Inc.                                                   2,100             29,988
 * Hub Group, Inc. Class A                                      7,000            112,280
 * Hudson Highland Group, Inc.                                  2,130             42,983
   Hudson River Bancorp, Inc.                                  22,082            767,570
 * Hudson Technologies, Inc.                                    5,100              4,335
 * Huffy Corp.                                                 22,505            153,709
   Hughes Supply, Inc.                                         35,269          1,611,793
   Humboldt Bancorp                                            18,165            317,343
 * Hurco Companies, Inc.                                        5,600             16,240
 * Hutchinson Technology, Inc.                                 38,800          1,263,716
 * Huttig Building Products, Inc.                               5,300             14,310
 * Hycor Biomedical, Inc.                                       8,000             33,360
 * Hydril Co.                                                  23,200            553,784
 * Hypercom Corp.                                              74,200            377,678
 * HyperFeed Technologies, Inc.                                 1,450              8,555
 * Hyperion Solutions Corp                                     56,024          1,858,876
 * I-many, Inc.                                                47,900             45,505
 * I-Stat Corp.                                                30,200            380,520
 * I-Trax Inc                                                   9,200             27,140
 * I.C. Isaacs & Co., Inc.                                      7,200              5,580
   Iberiabank Corp.                                             8,000            463,840
 * Ibis Technology Corp.                                       14,800            240,500
*# icad, Inc.                                                   3,600             20,520
 * Ico, Inc.                                                   14,320             17,327
 * ICT Group, Inc.                                             17,923            241,244
*# ICU Medical, Inc.                                           20,350            693,731
   Idacorp, Inc.                                               57,300          1,684,620
 * Identix, Inc.                                              128,612            666,210
   Idex Corp.                                                  42,200          1,666,056
*# IDEXX Laboratories, Inc.                                    26,400          1,250,040
 * iDine Rewards Network, Inc.                                 34,100            371,690
 * IDT Corp.                                                   34,478            648,186
 * IDT Corp. Class B                                           29,500            570,235
 * IDX Systems Corp.                                           44,051          1,127,706
 * iGate Capital Corp.                                         77,112            490,432
 * IGEN, Inc.                                                  30,900          1,825,881
 * IGI, Inc.                                                    2,100              3,549
 * Igo Escrow Share                                             4,100                  0
   IHOP Corp.                                                  32,200          1,255,800
 * II-VI, Inc.                                                 21,370            486,381
   Ikon Office Solutions, Inc.                                149,560          1,266,773
 * ILEX Oncology, Inc.                                         58,300          1,216,721
 * Illumina, Inc.                                              47,961            329,012
   ILX Resorts, Inc.                                            2,900             20,010
 * Image Entertainment, Inc.                                   27,400   $        134,260
*# ImageWare Systems, Inc.                                      5,500             13,585
 # Imation Corp.                                                9,900            336,105
 # IMC Global, Inc.                                           172,658          1,255,224
 * IMCO Recycling, Inc.                                        22,500            169,875
 * Immersion Corp.                                             29,800            157,940
 * Immucor, Inc.                                               36,875            851,812
 * ImmunoGen, Inc.                                             60,853            287,835
 * Immunomedics, Inc.                                          74,800            288,728
 * IMPAC Medical Systems, Inc.                                 10,400            257,296
*# Impath, Inc.                                                21,600             65,880
 * Impax Laboratoroes, Inc.                                    78,844          1,111,700
 * Impco Technologies, Inc.                                    24,700            161,785
 * Imperial Sugar Co.                                           4,420             49,018
*# Imperial Sugar Company                                      14,551                  0
 * Implant Sciences Corp.                                       8,700             65,598
 * Impreso, Inc.                                                5,300              9,699
 * Incyte Genomics, Inc.                                      107,930            652,976
   Independence Holding Co.                                     2,750             63,126
   Independent Bank Corp. MA                                   21,900            640,575
   Independent Bank Corp. MI                                   28,786            839,112
 * Indevus Pharmaceuticals, Inc.                               70,594            400,974
 * Index Development Partners, Inc.                             9,800                392
 * Indus International, Inc.                                   34,900            104,700
 * Industrial Distribution Group, Inc.                          8,700             41,325
 * Inet Technologies, Inc.                                     58,057            745,452
 * Infinity, Inc.                                              11,398             42,742
*# Infocrossing, Inc.                                           5,300             52,942
 * InFocus Corp.                                               59,189            468,777
 * Infonet Services Corp.                                      98,800            187,720
 * Informatica Corp.                                          119,800          1,351,344
*# Information Architects Corp.                                 1,080                 97
 * Information Holdings, Inc.                                  30,900            687,525
 * Information Resources, Inc.                                  3,600             17,640
 * Inforte Corp.                                               16,400            141,040
 * InfoSpace, Inc.                                             46,946          1,232,332
 * infoUSA, Inc.                                               76,762            652,477
   Ingles Market, Inc. Class A                                 14,800            149,480
 * Inkine Pharmaceutical Co., Inc.                             21,400            111,922
 * Innodata Corp.                                              20,300             84,245
 * Innotrac Corp.                                              11,600            105,444
 * Innovative Clinical Solutions, Ltd.                            968                  8
 * Innovative Gaming Corp.                                        830                 12
 * Innovative Solutions & Support, Inc.                        12,700            190,246
 * Innovex, Inc.                                               27,200            255,680
 * Input/Output, Inc.                                          76,800            300,288
 * Insight Communications Co., Inc.                            73,575            716,620
 * Insight Enterprises, Inc.                                   69,279          1,295,517
 * Insightful Corp.                                             6,300             14,301
 * Insignia Systems, Inc.                                      17,250             39,847
 * Insilco Holding Co.                                            192                 48
 * Insite Vision, Inc.                                         18,000              7,200
 * Insituform East, Inc.                                        1,700              2,584
 * Insituform Technologies, Inc.
     Class A                                                   39,719            597,771
 * Insmed, Inc.                                                56,718            167,885
 * Inspire Pharmaceuticals, Inc.                               47,580            823,134
 * Insteel Industries, Inc.                                     4,700              3,995
 * Instinet Group, Inc.                                        38,600            206,896
 * Insurance Auto Auctions, Inc.                               17,279            219,443
 * InsWeb Corp.                                                 1,633              8,165

                                                               SHARES             VALUE+
                                                               ------             ------
   Integra Bank Corp.                                          25,183   $        562,840
 * Integra Lifesciences Corp.                                  40,100          1,258,739
 * Integral Systems, Inc.                                       9,200            197,248
 * Integral Vision, Inc.                                        3,300                577
 * IntegraMed America, Inc.                                     3,100             19,778
 * Integrated Bio                                               9,500             92,150
 * Integrated Device Technology, Inc.                          69,483          1,309,755
 * Integrated Electrical Services, Inc.                        54,300            425,712
 * Integrated Information Systems, Inc.                           820                287
 * Integrated Silicon Solution, Inc.                           41,800            781,660
 * Integrated Telecom Express, Inc.                               600                  0
 * Integrity Media, Inc.                                        1,900             11,400
*# Intelli-Check, Inc.                                         12,500             83,750
 * Intellidata Technologies Corp.                              69,500            114,675
 * Intelligent Systems Corp.                                    4,500              8,190
 * Intelligroup, Inc.                                          16,100             85,008
   Inter Parfums, Inc.                                         18,550            377,307
 * Interactive Data Corp.                                      58,013            977,519
 * Interactive Intelligence, Inc.                              15,300             86,292
 * InterCept Group, Inc.                                       30,300            320,271
   Interchange Financial Services
     Corp.                                                     12,600            289,296
 * Interdigital Communications Corp.                           84,500          1,730,560
 * Interep National Radio Sales, Inc.                           4,600              9,798
 * Interface, Inc. Class A                                     69,757            396,917
 * Interferon Scientific, Inc.                                  2,435                 89
*# Intergraph Corp.                                            67,600          1,717,040
 * Interland, Inc.                                             18,610            127,478
 * Interlink Electronics, Inc.                                  9,700             67,900
 * Intermagnetics General Corp.                                25,095            565,390
   Intermet Corp.                                              38,400            187,008
*# InterMune, Inc.                                             47,700          1,006,947
   International Aluminum Corp.                                 2,100             53,550
 * International Microcomputer
     Software, Inc.                                             5,100              6,783
 * International Multifoods Corp.                              29,000            517,070
 * International Remote Imaging
     Systems, Inc.                                             10,100             50,399
 * International Shipholding Corp.                              6,100             82,350
 * Internet Commerce Corp.                                      4,000              3,840
 * Internet Pictures Corp.                                      4,350              9,657
 * Internet Security Systems, Inc.                             74,700          1,267,659
 * Interphase Corp.                                             5,400             92,340
   Interpool, Inc.                                             38,000            577,600
 * Interpore International, Inc.                               26,700            325,206
   Interstate Bakeries Corp.                                   65,700          1,034,775
 * Interstate Hotels & Resorts, Inc.                           23,840            128,259
   Inter-Tel, Inc.                                             37,500            907,500
 * Intervoice, Inc.                                            50,618            529,464
 * Interwoven, Inc.                                            56,207            841,990
 * Intest Corp.                                                 8,600             48,504
 * Intevac, Inc.                                               12,000            203,880
 * Intrado, Inc.                                               23,600            470,820
 * Intraware, Inc.                                             14,200             30,956
 * Introgen Therapeutics, Inc.                                 34,975            245,524
 * Intrusion, Inc.                                             16,200             12,150
 * Intuitive Surgical, Inc.                                     3,908             59,675
   Invacare Corp.                                              42,900          1,673,100
 * Inveresk Resh                                               25,507            561,409
 * Inverness Medical Innovations, Inc.                          7,461            176,826
 * Investment Technology Group, Inc.                           70,700          1,251,390
 * INVESTools, Inc.                                             4,283   $          5,825
   Investors Title Co.                                          1,400             42,840
 * Invision Technologies, Inc.                                 25,400            757,428
 * Invivo Corp.                                                 6,600            139,663
 * Iomed, Inc.                                                  7,200             16,200
   Iomega Corp.                                                76,295            418,860
 * Ion Networks, Inc.                                           6,500                325
 * Ionics, Inc.                                                26,300            845,545
 * Iridex Corp.                                                 6,800             37,298
   Irwin Financial Corp.                                       41,200          1,246,712
   Isco, Inc.                                                   5,635             54,885
 * Isis Pharmaceuticals, Inc.                                  83,300            498,967
*# Island Pacific, Inc.                                        55,300            122,766
 * Isle of Capri Casinos, Inc.                                 53,200          1,072,033
*# Isolagen Inc                                                14,800             98,124
 * Iteris Holdings, Inc.                                          300                615
 * ITLA Capital Corp.                                           5,800            291,276
 * Itron, Inc.                                                 30,700            589,133
 * ITXC Corp.                                                  45,200            178,540
 * Ixia                                                        93,400          1,189,916
 * IXYS Corp.                                                  49,124            412,642
 * J & J Snack Foods Corp.                                     12,200            439,200
 * J Net Enterprises, Inc.                                      8,400              9,660
 * J. Alexander's Corp.                                         6,700             50,250
 * J. Jill Group, Inc.                                         29,400            374,556
 * j2 Global Communication, Inc.                               34,332            975,715
 * Jack in the Box, Inc.                                       54,000          1,125,900
 # Jacksonville Bancorp, Inc.                                   1,600             59,768
 * Jaclyn, Inc.                                                 1,300              6,175
 * Jaco Electronics, Inc.                                       5,659             39,899
 * Jacuzzi Brands, Inc.                                       112,378            724,838
 * Jakks Pacific, Inc.                                         36,923            501,784
 * Jarden Corp.                                                39,150          1,059,007
 * JDA Software Group, Inc.                                    42,812            780,035
   Jefferies Group, Inc.                                       49,900          1,560,872
 * Jennifer Convertibles, Inc.                                  1,300              4,355
   JLG Industries, Inc.                                        65,100            979,104
 * JLM Industries, Inc.                                         6,500              8,937
 * JMAR Industries, Inc.                                       23,700             38,631
 * Jo-Ann Stores, Inc.                                          8,575            171,929
 * Johnson Outdoors, Inc.                                       6,700             96,815
 * Jones Lang LaSalle, Inc.                                    46,800            980,460
 * Jos. A. Bank Clothiers, Inc.                                10,000            412,100
 * Joule, Inc.                                                  1,500              2,272
 * Journal Register Co.                                        61,500          1,226,925
 * Joy Global, Inc.                                            73,200          1,537,200
 * JPS Industries, Inc.                                         9,200             20,056
 * Juno Lighting, Inc.                                            980             21,442
 * Jupitermedia Corp.                                          28,080            141,804
   K Swiss, Inc. Class A                                       18,300            891,393
 * K-Tel International, Inc.                                    3,800                237
 * K-Tron International, Inc.                                   2,400             40,704
 * K-V Pharmaceutical Co. Class A                              46,050          1,201,905
 * K-V Pharmaceutical Co. Class B                              15,375            406,054
 * K2, Inc.                                                    42,462            649,669
 * Kadant, Inc.                                                20,420            366,539
 * Kaiser Aluminum Corp.                                       80,100              6,408
   Kaman Corp. Class A                                         34,200            440,154
*# Kansas City Southern Industries,
     Inc.                                                      92,600          1,231,580
 * Katy Industries, Inc.                                        8,300             51,045

                                                               SHARES             VALUE+
                                                               ------             ------
   Kaydon Corp.                                                42,100   $      1,028,082
 * KBK Capital Corp.                                            2,200              4,290
 * KCS Energy, Inc.                                            57,400            520,044
 * Keane, Inc.                                                 98,164          1,384,112
 * Keith Companies, Inc.                                        9,600            136,896
   Keithley Instruments, Inc.                                  19,800            357,390
   Kellwood Co.                                                39,776          1,521,034
   Kelly Services, Inc.                                        49,905          1,421,294
 * Kemet Corp.                                                134,823          1,779,664
 * Kendle International, Inc.                                  18,903            129,486
   Kennametal, Inc.                                            35,200          1,353,088
 * Kennedy-Wilson, Inc.                                         8,800             53,152
 * Kensey Nash Corp.                                           17,200            361,716
*# Keravision, Inc.                                             7,400                  7
   Kewaunee Scientific Corp.                                    2,000             22,600
 * Key Energy Group, Inc.                                     183,400          1,670,774
 * Key Technology, Inc.                                         4,700             65,424
 * Key Tronic Corp.                                             8,600             18,395
 * Keynote Systems, Inc.                                       18,600            229,524
 * Keystone Automotive Industries,
     Inc.                                                      22,240            541,989
 * Keystone Consolidated Industries,
     Inc.                                                       2,100                262
 * Kforce, Inc.                                                46,100            389,545
 * KFX, Inc.                                                   70,100            419,899
   Kimball International, Inc. Class B                         35,200            521,664
 * Kindred Healthcare, Inc.                                    26,500          1,367,135
 * Kirby Corp.                                                 36,200          1,086,000
 * Kirklands, Inc.                                             17,200            359,480
 * Kit Manufacturing Co.                                          300                  0
   Klamath First Bancorp, Inc.                                  6,800            174,420
   Knape & Vogt Manufacturing Co.                               2,290             25,785
 * Knight Trading Group, Inc.                                  50,956            735,295
 * Knight Transportation, Inc.                                 56,025          1,357,486
 * Koala Corp.                                                  6,500                747
 * Komag Inc                                                   34,709            572,351
 * Kontron Mobile Computing, Inc.                               8,900              3,355
 * Kopin Corp.                                                103,587            733,396
 * Korn/Ferry International                                    56,400            565,692
*# Kos Pharmaceuticals, Inc.                                   32,100          1,428,450
 * Kosan Biosciences, Inc.                                     37,224            354,000
   Koss Corp.                                                   3,600             65,880
 * Kroll, Inc.                                                 62,560          1,498,312
 * Kronos, Inc.                                                38,900          1,523,713
 * Kulicke & Soffa Industries, Inc.                            75,034          1,236,560
 * KVH Industries, Inc.                                        17,300            545,642
 * Kyphon, Inc.                                                57,700          1,580,980
 * La Jolla Pharmceutical Co.                                  76,200            220,980
   La-Z-Boy, Inc.                                              82,000          1,656,400
 * LaBarge, Inc.                                               15,700             98,125
 * LabOne, Inc.                                                17,650            511,674
 * Labor Ready, Inc.                                           60,800            693,120
   Labranche & Co., Inc.                                       54,800            453,196
   Laclede Group, Inc.                                         28,000            819,000
 * LaCrosse Footwear, Inc.                                      5,800             31,900
   Ladish Co., Inc.                                            19,500            160,095
   Lakeland Bancorp, Inc.                                      13,119            209,904
 * Lakeland Industries, Inc.                                    2,420             31,291
 * Lakes Entertainment, Inc.                                   10,975            158,029
 * Lamson & Sessions Co.                                       20,000            117,000
   Lance, Inc.                                                 62,400            874,224
 * Lancer Corp.                                                 9,325   $         51,194
   Landamerica Financial Group, Inc.                           27,900          1,434,060
   Landauer, Inc.                                              12,400            466,240
 * Landec Corp.                                                31,790            206,635
   Landry's Restaurants, Inc.                                  41,400          1,015,128
 * Landstar Systems, Inc.                                      36,400          1,310,400
 * Lannet Co., Inc.                                            30,030            538,138
 * Lantronix, Inc.                                             15,000             16,800
 * Larscom, Inc.                                                1,157              5,854
 * Laserscope                                                  25,950            415,200
 * Latitude Communications, Inc.                               28,400            110,760
 * Lattice Semiconductor Corp.                                165,266          1,565,069
   Lawson Products, Inc.                                        9,600            325,728
 * Lawson Software, Inc.                                      146,808          1,239,060
 * Layne Christensen Co.                                       11,600            120,640
 * Lazare Kaplan International, Inc.                            8,700             58,725
 * LCA-Vision, Inc.                                            16,150            270,997
 * LCC International, Inc. Class A                             21,900            107,529
 * Learning Tree International, Inc.                           25,600            444,672
 * Lecroy Corp.                                                10,100            168,670
 * Lectec Corp.                                                 3,900              1,950
   Leesport Financial Corp.                                       525             12,758
   Lennox International, Inc.                                  87,905          1,494,385
 * Lesco, Inc.                                                 18,300            233,691
*# Level 8 Systems, Inc.                                        4,629              1,805
 * Lexar Media, Inc.                                           87,097          1,860,392
 * Lexent, Inc.                                                39,200             57,232
 * Lexicon Genetics, Inc.                                      91,200            478,800
   Libbey, Inc.                                                20,400            597,924
 * Liberate Technologies, Inc.                                106,300            390,653
   Liberty Corp.                                               27,300          1,213,485
   Liberty Homes, Inc. Class A                                    200              1,020
 * Lifecell Corp.                                              37,700            211,120
 * Lifecore Biomedical, Inc.                                   19,300            129,310
 * Lifeline Systems, Inc.                                       4,100            143,500
 # Lifetime Hoan Corp.                                         15,862            222,068
 * Ligand Pharmaceuticals, Inc.
     Class B                                                  103,477          1,384,522
 * Lightbridge, Inc.                                           40,121            386,365
 * Lightning Rod Software, Inc.                                   580                696
 * LightPath Technologies, Inc.                                 1,850              5,421
 * Lin TV Corp.                                                39,300            882,285
   Lincoln Electric Holdings                                   62,062          1,571,410
   Lindsay Manufacturer Co.                                    17,600            428,912
*# Linens 'n Things, Inc.                                      66,300          1,949,883
 * Lionbridge Technologies, Inc.                               31,197            336,928
 * Lipid Sciences, Inc.                                        10,258             25,440
   Liquid Audio, Inc.                                          19,100              5,253
*# Liquidmetal Technologies, Inc.                               5,500             11,550
   Lithia Motors, Inc. Class A                                 20,910            518,986
 * Littlefuse, Inc.                                            32,500            968,175
 * LMI Aerospace, Inc.                                          7,900             14,141
   LNB Bancorp, Inc.                                            1,200             25,020
 # LNR Property Corp.                                          29,900          1,323,075
 * Local Financial Corp.                                        9,500            188,765
 * Lodgenet Entertainment Corp.                                18,900            341,145
 * Lodgian, Inc.                                                  155                967
*# Log On America, Inc.                                           600                  2
 * Logic Devices, Inc.                                          6,700             12,261
 * LogicVision, Inc.                                           12,600             56,574
 * Logility, Inc.                                              13,200             64,152

                                                               SHARES             VALUE+
                                                               ------             ------
 * Lojack Corp.                                                22,100   $        195,806
   Lone Star Steakhouse & Saloon,
     Inc.                                                      31,300            722,091
 * Lone Star Technologies, Inc.                                42,200            584,470
   Longs Drug Stores Corp.                                     56,200          1,376,900
   Longview Fibre Co.                                          76,000            833,720
 * LookSmart, Ltd.                                            142,767            212,723
 * LOUD Technologies, Inc.                                     12,400             36,580
 * Louisiana-Pacific Corp.                                    105,900          1,915,731
   Lowrance Electronics, Inc.                                   2,200             44,990
   LSB Bancshares, Inc. NC                                      5,156             97,294
   LSB Corp.                                                    4,300             74,609
   LSI Industries, Inc.                                        29,327            365,121
 * LTX Corp.                                                   78,100          1,302,708
 * Luby's, Inc.                                                39,700            149,272
   Lufkin Industries, Inc.                                      6,400            166,336
 * Luminex Corp.                                               44,555            470,055
 * Lydall, Inc.                                                23,300            285,192
 * Lynch Corp.                                                  1,500             16,028
 * Lynch Interactive Corp.                                      2,800             65,870
 * M & F Worldwide Corp.                                       19,500            270,075
 * M-Wave, Inc.                                                 2,900              1,711
   M/I Schottenstein Homes, Inc.                               21,600            828,360
   MacDermid, Inc.                                             46,500          1,525,200
 * Mace Security International, Inc.                           11,200             22,400
 * Mac-Gray Corp.                                              12,600             63,000
 * Macromedia, Inc.                                            74,488          1,527,749
 * Macrovision Corp.                                           73,100          1,673,990
 * Madden (Steven), Ltd.                                       19,600            419,048
   MAF Bancorp, Inc.                                           37,659          1,653,607
 * Magic Lantern Group, Inc.                                    1,700              2,363
*# Magma Design Automation, Inc.                               48,283          1,136,099
 * Magna Entertainment Corp.                                   22,300            104,810
 * Magnetek, Inc.                                              36,400            234,780
 * Magnum Hunter Resources, Inc.                               98,302            883,735
 * MAI Systems Corp.                                            3,400                459
 * MAII Holdings, Inc.                                          3,400                  0
 * Mail-Well, Inc.                                             83,000            313,740
 * Main Street & Main, Inc.                                    15,500             37,975
   Main Street Banks, Inc.                                     28,000            741,440
   Maine & Maritimes Corp.                                      1,600             55,200
 * MAIR Holdings, Inc.                                         30,516            232,227
 * Major Automotive Companies, Inc.                             3,280              2,066
 * Management Network Group, Inc.                              34,000            109,752
 * Manatron, Inc.                                               1,102              9,367
 * Manchester Technologies, Inc.                                8,000             26,400
*# Manhattan Associates, Inc.                                  43,400          1,320,662
   Manitowoc Co., Inc.                                         39,650          1,070,550
 * Mannatech, Inc.                                             13,500            164,700
 * Manning (Greg) Auctions, Inc.                                9,200            103,500
 * Manufacturers' Services Ltd.                                47,800            291,580
 * Manugistic Group, Inc.                                     108,900            725,274
 * Mapics, Inc.                                                34,056            411,056
 * Mapinfo Corp.                                               23,100            204,435
 * Marimba, Inc.                                               37,200            191,208
   Marine Products Corp.                                       17,020            278,277
 * MarineMax, Inc.                                             29,375            558,125
 * Marisa Christina, Inc.                                       6,700             10,720
   Maritrans, Inc.                                              7,800            129,558
*# MarketWatch.com, Inc.                                       26,041            230,723
 * MarkWest Hydrocarbon, Inc.                                   9,350            107,525
 * Marlton Technologies, Inc.                                   7,800   $          4,251
   Marsh Supermarkets, Inc. Class A                             1,600             17,584
   Marsh Supermarkets, Inc. Class B                             4,500             49,500
 * Martek Biosciences Corp.                                    31,500          1,913,310
 * Marten Transport, Ltd.                                       6,300            151,956
 * Martha Stewart Living
     Omnimedia, Ltd.                                           28,300            276,774
 * Mascotech, Inc.                                             60,200                  0
   MASSBANK Corp.                                               4,700            189,692
   Massey Energy Co.                                          110,600          1,537,340
 * Mastec, Inc.                                                70,850            940,888
 * Material Sciences Corp.                                     21,300            202,137
 * Matria Healthcare, Inc.                                     15,269            311,946
*# Matritech, Inc.                                             30,500             62,525
 * Matrix Bancorp, Inc.                                         6,500             59,410
 * Matrix Service Co.                                          24,400            389,180
 * MatrixOne, Inc.                                             83,200            495,040
 * Matrixx Initiatives, Inc.                                   14,200            239,270
   Matthews International Corp.
     Class A                                                   48,400          1,377,948
 * Mattson Technology, Inc.                                    67,445          1,035,281
 * Maui Land & Pineapple Company,
     Inc.                                                      10,200            319,260
 * Maverick Tube Corp.                                         62,900          1,162,392
 * Max & Ermas Restaurants, Inc.                                2,300             42,838
 * Maxco, Inc.                                                  3,100              8,138
   Maxcor Financial Group, Inc.                                 9,372            122,773
 * Maxicare Health Plans, Inc.                                  3,580                895
*# Maxim Pharmaceuticals, Inc.                                 33,833            240,891
 * Maximus, Inc.                                               31,300          1,186,270
 * Maxwell Shoe Company, Inc.                                  21,600            379,944
 * Maxwell Technologies, Inc.                                  20,760            167,118
 * Maxxam, Inc.                                                 8,900            142,400
 * Maxygen, Inc.                                               52,137            565,686
 * Mayor's Jewelers, Inc.                                      20,300             15,225
 * Mays (J.W.), Inc.                                              200              2,724
   MB Financial, Inc.                                          25,800          1,340,568
 * McDATA Corp.                                               121,454          1,292,271
   McGrath Rent Corp.                                          18,200            498,498
*# McMoran Exploration Co.                                     25,064            450,149
   McRae Industries, Inc. Class A                               2,600             23,790
 * Meade Instruments Corp.                                     29,800            125,160
 * Meadow Valley Corp.                                          2,400              3,958
 * Meadowbrook Insurance Group,
     Inc.                                                      13,900             55,600
*# Measurement Specialties, Inc.                               12,900            176,601
 * Mechanical Technology, Inc.                                  4,700             23,500
 * Medarex, Inc.                                              117,170            796,756
 * MedCath Corp.                                               17,249            163,676
*# Med-Design Corp.                                            24,500             90,895
 * Media 100, Inc.                                              7,100              5,325
 * Media Arts Group, Inc.                                      20,600             81,164
   Media General, Inc. Class A                                  3,100            207,359
 * MediaBay, Inc.                                              14,700             19,257
 * Mediacom Communications Corp.                              136,000          1,048,560
 * Medialink Worldwide, Inc.                                    5,900             18,290
 * Medical Action Industries, Inc.                             14,900            247,340
 * Medical Staffing Network Holdings,
     Inc.                                                      44,300            431,925
 * Medicore, Inc.                                               3,800              8,759
*# Medifast, Inc.                                              15,900            241,680

                                                               SHARES             VALUE+
                                                               ------             ------
 * Medquist, Inc.                                              64,700   $        995,733
 * MedSource Technologies, Inc.                                40,500            187,110
 * Medstone International, Inc.                                 3,900             18,412
 * MEDTOX Scientific, Inc.                                      5,030             28,168
 * Memberworks, Inc.                                           17,500            474,775
 * Mens Warehouse, Inc.                                        59,100          1,816,143
   Mentor Corp.                                                69,600          1,534,680
*# Mentor Graphics Corp.                                      102,400          1,500,160
   Mercantile Bank Corp.                                        1,200             41,160
   Merchants Bancshares, Inc.                                   6,150            181,425
   Merchants Group, Inc.                                        1,300             31,636
 * Mercury Air Group, Inc.                                      4,950             24,255
 * Mercury Computer Systems, Inc.                              31,500            754,425
 * Merge Technologies, Inc.                                    17,094            299,145
   Meridian Bioscience, Inc.                                   20,583            213,446
*# Meridian Resource Corp.                                     75,300            343,368
 * Merit Medical Systems, Inc.                                 28,725            899,093
 * Meritage Corp.                                              18,200          1,149,330
 * Merix Corp.                                                 21,619            451,405
 * Merrimac Industries, Inc.                                    2,860             17,017
 * Mesa Air Group, Inc.                                        47,200            568,760
   Mesa Labs, Inc.                                              3,300             29,849
 * Mestek, Inc.                                                 5,400            101,520
 * Meta Group, Inc.                                            12,700             71,374
 * MetaSolv, Inc.                                              40,000             96,000
   Methode Electronics, Inc. Class A                           34,100            437,503
   Met-Pro Corp.                                                8,100            122,310
 # Metris Companies, Inc.                                      84,700            377,762
*# Metro One Telecommunications,
     Inc.                                                      33,950             65,863
   MetroCorp. Bancshares, Inc.                                  7,000             99,015
 * Metrologic Instruments, Inc.                                16,200            441,288
 * Metromedia International Group,
     Inc.                                                      44,700              6,817
   MFB Corp.                                                    1,300             40,983
 * MFRI, Inc.                                                   4,900             13,083
   MGE Energy, Inc.                                            26,492            848,009
 * MGI Pharma, Inc.                                            45,100          1,730,487
   MGP Ingredients, Inc.                                        8,000             94,400
 * Michael Anthony Jewelers, Inc.                               7,400             15,059
 * Micrel, Inc.                                               122,273          2,090,868
*# Micro Component Technology, Inc.                            14,052             21,078
 * Micro Linear Corp.                                          12,000             72,000
 * MicroFinancial, Inc.                                        13,000             41,470
 * Micromuse, Inc.                                            117,493            945,819
 * Micros Systems, Inc.                                        27,100          1,172,346
 * Micros to Mainframes, Inc.                                   4,900              6,664
 * Microsemi Corp.                                             43,500          1,054,005
 * MicroStrategy, Inc.                                         10,200            550,800
 * Microtek Medical Holdings, Inc.                             63,210            258,529
 * Micro-Therapeutics, Inc.                                    21,500             79,980
 * Microtune, Inc.                                             63,300            138,627
 * Microvision, Inc.                                           26,746            207,282
 * Midas, Inc.                                                 22,600            342,390
   Middleby Corp.                                              13,100            446,985
   Middlesex Water Co.                                          8,400            168,000
   Midland Co.                                                  6,600            139,788
   Mid-State Bancshares                                        34,896            902,062
*# Midway Games, Inc.                                          69,900            236,262
   Midwest Banc Holdings, Inc.                                 26,050            570,495
 * Midwest Express Holdings, Inc.                              22,400             92,960
*# Mikohn Gaming Corp.                                         19,600   $         85,456
   Milacron, Inc.                                              58,600            135,952
*# Millennium Cell, Inc.                                       44,800            116,928
   Millennium Chemicals, Inc.                                  94,900          1,026,818
 * Miller Industries, Inc.                                      9,280             57,536
 * Millerbuilding Systems Escrow
     Shares                                                     3,200                960
 * Millicom International Cellular S.A.                            81              6,480
 * Miltope Group, Inc.                                          5,800             34,916
 * MIM Corp.                                                   31,700            223,485
   Mine Safety Appliances Co.                                  12,000            805,560
   Minerals Technologies, Inc.                                 26,100          1,395,045
 * Minorplanet Systems USA, Inc.                                4,460              1,962
   Minuteman International, Inc.                                1,000              9,230
 * MIPS Technologies, Inc.                                     22,200            120,990
*# Miravant Medical Technologies                                1,800              1,854
 * Misonix, Inc.                                                9,300             37,860
 * Mission Resources Corp.                                     34,200             61,560
 * Mississippi Chemical Corp.                                   4,742                379
 * Mitcham Industries, Inc.                                     8,700             17,922
 * Mitek Systems, Inc.                                         11,100             25,097
 * Mity Enterprises, Inc.                                       5,000             92,100
 * MKS Instruments, Inc.                                       72,242          2,001,826
*# MKTG Services, Inc.                                            471              2,859
 * Mobile Mini, Inc.                                           21,547            425,122
 * Mobility Electronics, Inc.                                  34,800            389,760
 * Mobius Management Systems, Inc.                             17,100            256,671
   Mocon, Inc.                                                  5,500             47,190
 * Modem Media, Inc.                                            1,800             11,358
   Modine Manufacturing Co.                                    50,295          1,283,025
 * Mod-Pac Corp.                                                2,750             21,533
 * Mod-Pac Corp. Class B                                        1,112              8,707
 * Modtech Holdings, Inc.                                      18,852            156,283
 * Moldflow Corp.                                              15,109            169,976
 * Molecular Devices Corp.                                     34,540            684,928
 * Monaco Coach Corp.                                          43,150          1,003,669
 * Monarch Casino and Resort, Inc.                              8,000             81,120
 * Mondavi (Robert) Corp. Class A                              14,400            504,000
 * Monolithic System Technology, Inc.                          45,933            342,660
 * Monro Muffler Brake, Inc.                                   12,300            272,445
 * Monterey Pasta Co.                                          21,300             81,579
*# Mony Group, Inc.                                             6,100            192,272
 * Moog, Inc. Class A                                          12,800            556,800
 * Moog, Inc. Class B                                           2,200             96,404
 * Moore Medical Corp.                                          3,100             20,770
 * Morgan Group Holding Co.                                     4,400                550
 * Morgan's Foods, Inc.                                           900              1,350
 * Morton Industrial Group, Inc.
     Class A                                                    1,000                600
 * Mossimo, Inc.                                               16,600             82,170
 * Mother's Work, Inc.                                          7,654            193,340
 * Motor Car Parts & Accessories,
     Inc.                                                       2,500             14,075
   Movado Group, Inc.                                          12,000            326,280
*# Movie Gallery, Inc.                                         48,800            863,272
 * MPS Group, Inc.                                            154,000          1,416,800
 * MPW Industrial Services Group                                5,000             11,175
 * MRO Software, Inc.                                          36,800            507,840
 * MRV Communications, Inc.                                   153,500            615,535
   MSC Industrial Direct Co., Inc.
     Class A                                                   33,100            871,854

                                                               SHARES             VALUE+
                                                               ------             ------
 * MSC Software Corp.                                          45,300   $        446,205
 * MTC Technologies, Inc.                                      14,800            443,260
*# MTI Technology Corp.                                         1,300              3,185
 * MTR Gaming Group, Inc.                                      40,714            451,925
   MTS Systems Corp.                                           32,140            596,840
 * Mueller Industries, Inc.                                    50,445          1,630,382
 * Multi Color Corp.                                            1,500             43,125
 * Multimedia Games, Inc.                                      19,700            806,321
   MutualFirst Financial, Inc.                                  2,000             51,180
   Myers Industries, Inc.                                      39,563            495,724
 * Mykrolis Corp.                                              59,800            947,232
 * Myriad Genetics, Inc.                                       40,600            479,892
   Mystic Financial, Inc.                                       1,575             44,179
 * Nabi Biopharmaceuticals                                     69,550            749,054
   Nacco Industries, Inc. Class A                               6,500            507,000
*# Nanogen, Inc.                                               36,600            120,780
 * Nanometrics, Inc.                                           17,194            251,032
 * Nanophase Technologies Corp.                                23,598            126,485
 * Napco Security Systems, Inc.                                 2,150             17,469
   Nara Bancorp, Inc.                                           7,000            153,370
   Nash-Finch Co.                                              17,900            359,969
 * Nashua Corp.                                                 5,800             50,924
 * Nassda Corp.                                                38,875            274,069
*# Nastech Pharmaceutical Co., Inc.                            14,500            145,725
 * NATCO Group, Inc. Class A                                   16,800            100,800
 * Nathans Famous, Inc.                                         7,000             36,260
 * National Beverage Corp.                                     18,100            272,948
 * National Dentex Corp.                                        3,500             73,850
 * National Equipment Services, Inc.                            7,600                532
 * National Home Health Care Corp.                              5,465             48,311
 * National Medical Health Card
     Systems, Inc.                                              7,200            165,600
   National Penn Bancshares, Inc.                              36,284          1,215,514
   National Presto Industries, Inc.                             6,800            242,080
 * National Processing, Inc.                                  116,000          2,813,000
 * National Research Corp.                                      7,000            108,423
 * National RV Holdings, Inc.                                  11,900            127,925
 * National Steel Corp. Class B                                 2,000                  8
 * National Technical Systems, Inc.                             8,600             49,364
 * National Western Life Insurance Co.
     Class A                                                    1,000            146,205
 * Natrol, Inc.                                                10,000             29,000
 * Natural Alternatives International,
     Inc.                                                       5,400             32,022
   Nature's Sunshine Products, Inc.                            20,466            165,365
 * Natus Medical, Inc.                                         14,600             54,896
 # Nautilus Group, Inc.                                        48,900            695,847
*# Navarre Corp.                                               32,400            230,364
 * Navidec, Inc.                                                  644                692
 * Navigant Consulting, Inc.                                   65,300          1,129,690
*# Navigant International, Inc.                                23,200            322,480
 * Navigators Group, Inc.                                       8,400            267,204
   NBT Bancorp                                                 48,956          1,071,157
 * NCI Building Systems, Inc.                                  26,900            626,501
 * NCO Group, Inc.                                             38,332            885,469
 * NCO Portfolio Management, Inc.                               1,945             14,588
 # NDChealth Corp.                                             52,800          1,412,400
 * Nektar Therapeutics                                         83,269          1,097,485
   Nelson (Thomas), Inc.                                       13,100            230,560
*# Neoforma, Inc.                                              27,937            445,875
 * Neogen Corp.                                                 6,100            128,283
 * NeoMagic Corp.                                              45,900   $        148,716
 * NEON Systems, Inc.                                           8,600             30,960
 * Neopharm, Inc.                                              28,217            506,213
 * Neose Technologies, Inc.                                    25,900            218,337
 * Neoware Systems, Inc.                                        6,900            115,713
   Net Perceptions, Inc.                                       22,600              7,684
 * Net2Phone, Inc.                                             47,200            297,360
   NetBank, Inc.                                               57,533            753,682
 * Netegrity, Inc.                                             52,100            638,225
 * Netflix, Inc.                                               37,200          1,822,800
 * Netguru, Inc.                                               17,200             20,468
 * NetIQ Corp.                                                 85,487          1,024,989
 * NetManage, Inc.                                             10,442             56,387
 * Netopia, Inc.                                               32,100            491,130
 * NetRatings, Inc.                                            47,563            481,338
 * Netscout System, Inc.                                       43,000            374,960
 * NetSolve, Inc.                                              12,100             99,704
 * Network Engines, Inc.                                       50,700            529,308
 * Network Equipment Technologies,
     Inc.                                                      34,500            358,800
*# Network Plus Corp.                                          14,500                 17
 * Neurobiological Technologies, Inc.                           2,700             12,015
 * Neurogen Corp.                                              26,417            168,567
   Nevada Chemicals, Inc.                                       2,500             12,723
 * Nevada Gold & Casinos, Inc.                                 15,850            188,615
 * New Brunswick Scientific Co., Inc.                           7,660             46,718
 * New Century Equity Holdings Corp.                           33,400             10,688
 # New Century Financial Corp.                                 51,150          1,946,258
   New England Business Services, Inc.                         19,800            594,000
 * New Focus, Inc.                                             83,129            406,501
   New Hampshire Thrift BancShares,
     Inc.                                                         200              6,200
 * New Horizons Worldwide, Inc.                                10,200             62,730
   New Jersey Resources Corp.                                  40,800          1,566,720
   Newmil Bancorp, Inc.                                         4,400            117,876
 * Newpark Resources, Inc.                                    121,300            487,626
 * Newport Corp.                                               54,718            931,848
 * Newtek Business Services, Inc.                               2,600             15,444
 * Niagara Corp.                                                8,200             23,124
 * NIC, Inc.                                                   87,400            615,296
   Nitches, Inc.                                                  864              4,018
   NL Industries, Inc.                                         68,800          1,230,144
 * NMS Communications Corp.                                    51,800            303,030
 * NMT Medical, Inc.                                           11,500             40,250
   NN, Inc.                                                    15,250            177,205
 * Nobel Learning Communities, Inc.                             6,500             31,850
 * Nobility Homes, Inc.                                         4,100             43,706
   Noble International, Ltd.                                   11,660            196,005
 * Noel Group, Inc.                                             8,000                 24
 # Noland Co.                                                     200              7,413
   Nordson Corp.                                               49,600          1,612,496
 * Norstan, Inc.                                               19,500             60,450
 * North America Galvanizing &
     Coatings, Inc.                                             6,700              9,179
 * North American Scientific, Inc.                             14,300            143,000
   North Central Bancshares, Inc.                               1,700             65,467
 * North Coast En                                               9,200             98,440
   North Pittsburgh Systems, Inc.                              22,000            405,438
   Northeast Bancorp                                              900             18,225
   Northeast Pennsylvania Financial
     Corp.                                                      4,400             85,800

                                                               SHARES             VALUE+
                                                               ------             ------
   Northern Technologies International
     Corp.                                                      3,000   $         14,985
*# Northfield Laboratories, Inc.                               21,700            125,860
 * Northland Cranberries, Inc.                                  6,900              4,968
   Northrim BanCorp, Inc.                                       6,068            138,542
*# Northwest Airlines Corp.                                   128,800          1,701,448
   Northwest Bancorp, Inc.                                     71,404          1,565,890
   Northwest Natural Gas Co.                                   38,600          1,177,300
 * Northwest Pipe Co.                                           6,300             93,240
 * Novadigm, Inc.                                              28,200            104,340
*# Novamed Eyecare, Inc.                                       19,300             46,320
 * Novavax, Inc.                                               45,200            259,900
 * Novell, Inc.                                                 6,970             66,215
 * Noven Pharmaceuticals, Inc.                                 33,308            457,319
 * Novoste Corp.                                               23,100            115,731
*# NPS Pharmaceuticals, Inc.                                   55,200          1,665,936
 * NS Group, Inc.                                              31,300            233,811
 * NTN Communications, Inc.                                    63,793            248,793
 * Nu Horizons Electronics Corp.                               23,700            190,074
*# Nucentrix Broadband Networks,
     Inc.                                                      10,400             16,120
 * NuCo2, Inc.                                                 16,000            201,280
 * Nuevo Energy Co.                                            28,900            570,486
   NUI Corp.                                                   29,892            467,212
 * Numerex Corp. Class A                                       10,800             42,120
   NuSkin Enterprises, Inc.                                    46,400            805,968
 * Nutraceutical International Corp.                           15,776            204,299
 * Nutramax Products, Inc.                                      3,300                  3
 * Nutrition 21, Inc.                                          11,400             10,830
 * Nuvelo, Inc.                                               110,467            431,926
   NWH, Inc.                                                    4,200             81,606
 * NYFIX, Inc.                                                 46,481            387,187
   Nymagic, Inc.                                                8,700            233,421
 * O'Charleys, Inc.                                            31,250            532,813
 * O.I. Corp.                                                   2,700             19,265
   Oak Hill Financial, Inc.                                     3,000             93,000
   Oakley, Inc.                                                98,800          1,294,280
 * OAO Technology Solutions, Inc.                              17,700             55,224
 * Obie Media Corp.                                             5,900             16,019
 * Oceaneering International, Inc.                             36,300            793,155
   OceanFirst Financial Corp.                                  19,732            520,333
 * Ocular Sciences, Inc.                                       35,700          1,022,091
 * Ocwen Financial Corp.                                       94,934            659,791
 * Odd Job Stores, Inc.                                        12,700             38,735
 * Odetics, Inc. Series B                                         200                 80
 * Odyssey Healthcare, Inc.                                    53,800          1,915,818
 * Officemax, Inc.                                            159,500          1,567,885
 * Offshore Logistics, Inc.                                    33,800            853,450
*# Oglebay Norton Co.                                           5,300              9,858
*# Ohio Casualty Corp.                                         88,600          1,507,086
 * Oil States International, Inc.                              67,131            843,165
   Oil-Dri Corp. of America                                     4,200             62,958
 * Old Dominion Freight Lines, Inc.                            24,000            764,880
   Olin Corp.                                                  87,552          1,594,322
 * Olympic Steel, Inc.                                          9,600             54,192
 * OM Group, Inc.                                              42,500          1,028,925
   Omega Financial Corp.                                        8,200            311,600
 * Omega Protein Corp.                                         35,700            223,125
 * Omnicell, Inc.                                              33,600            442,176
*# OmniVision Technologies, Inc.                               32,000          2,085,120
 * Omnova Solutions, Inc.                                      13,900             50,735
 * Omtool, Ltd.                                                 1,785   $         12,816
 * On Assignment, Inc.                                         35,200            178,464
 * On Command Corp.                                            23,100             42,851
 * ON Semiconductor Corp.                                     385,900          2,539,222
 * On Technology Corp.                                         44,000            173,096
 * On2.cCom, Inc.                                              75,000            120,000
 * One Price Clothing Stores, Inc.                              2,957              1,656
 # Oneida, Ltd.                                                24,900            118,275
 * OneSource Information Services,
     Inc.                                                      11,900            117,084
 * Online Resources Corp.                                      22,300            143,612
 * Onyx Acceptance Corp.                                        5,100             56,202
 * Onyx Pharmacueticals, Inc.                                  43,700          1,257,686
 * ONYX Software Corp.                                         20,800             83,845
 * OPENT Technologies, Inc.                                    29,300            527,107
 * OpenTV Corp.                                                40,846            141,736
 * Openwave Systems Inc                                        51,299            617,127
 * Opinion Research Corp.                                       6,700             37,989
 * Oplink Communications, Inc.                                 53,100            126,909
 * Opti, Inc.                                                  11,600             16,472
 * Optical Communication Products,
     Inc.                                                      44,350            176,070
 * Optical Sensors, Inc.                                        1,633              6,695
 * OpticNet, Inc.                                               5,600                  6
 * Optika, Inc.                                                 8,200             35,670
 * Option Care, Inc.                                           31,300            311,122
 * OraSure Technologies, Inc.                                  65,900            549,606
 * Orbit International Corp.                                    1,582             10,598
 * Orbital Sciences Corp.                                      71,900            659,323
 * Oregon Steel Mills, Inc.                                    38,800            115,236
*# Orleans Homebuilders, Inc.                                  11,300            320,242
 * Orphan Medical, Inc.                                        10,300             96,820
*# Orthodontic Centers of America,
     Inc.                                                      76,951            545,583
 * Orthologic Corp.                                            49,126            354,690
   Oshkosh B'Gosh, Inc. Class A                                14,500            313,200
   Oshkosh Truck Corp. Class B                                 32,200          1,510,180
 * OSI Pharmaceutical, Inc.                                    58,773          1,747,321
*# OSI Systems, Inc.                                           21,800            405,044
 * Osteotech, Inc.                                             25,600            195,840
   Otter Tail Co.                                              38,600          1,051,078
   Outlook Group Corp.                                          2,400             12,000
 * Overland Storage, Inc.                                      19,475            382,879
   Overseas Shipholding Group, Inc.                            53,525          1,506,729
 * Overstock Com                                               24,400            385,764
   Owens & Minor, Inc.                                         50,600          1,073,226
 * Owosso Corp.                                                 4,700                376
   Oxford Industries, Inc.                                      7,500            512,100
*# Oxigene, Inc.                                               12,600            123,606
 * Oxis International, Inc.                                     7,900              4,582
 * OYO Geospace Corp.                                           5,100             67,779
 * P&F Industries, Inc. Class A                                 1,300             11,050
 * P.F. Chang's China Bistro, Inc.                             35,500          1,916,290
 * Pacific Aerospace & Electronics,
     Inc.                                                         128                 14
   Pacific Capital Bancorp                                     50,933          1,881,974
   Pacific Crest Capital, Inc.                                  2,120             54,548
 * Pacific Mercantile Bancorp                                   5,900             54,280
 * Pacific Premier Bancorp, Inc.                                2,400             23,160
 * Packaging Dynamics Corp.                                     4,120             44,702
 * Packeteer, Inc.                                             48,100            912,409

                                                               SHARES             VALUE+
                                                               ------             ------
 * Pac-West Telecomm, Inc.                                     23,100   $         51,282
 * Pain Therapeutics, Inc.                                     53,027            323,465
 * Palatin Technologies, Inc.                                      62                192
*# Paligent, Inc.                                                 347                 16
 * Palm Harbor Homes, Inc.                                     33,011            627,209
 * Palmone Inc                                                 46,984            703,350
 * Palmsource Inc                                              13,781            352,656
 * PAM Transportation Services, Inc.                           16,150            315,733
   Pamrapo Bancorp, Inc.                                        5,100            126,327
 * Panavision, Inc.                                             3,600             21,330
*# Panera Bread Co.                                            39,600          1,543,608
 * Pantry, Inc.                                                 9,900            228,007
*# Papa John's International, Inc.                             26,900            709,891
 * Par Technology Corp.                                         7,800             61,854
 * Paradyne Networks Corp.                                     55,455            254,538
 * Paragon Technologies, Inc.                                   4,200             40,278
 * Parallel Petroleum Corp.                                    31,000            118,079
 * Parametric Technology Corp.                                388,388          1,328,287
 * Parexel International Corp.                                 38,400            709,632
   Park Bancorp, Inc.                                           1,200             34,188
   Park Electrochemical Corp.                                  28,750            734,563
 * Parker Drilling Co.                                        137,000            327,430
*# Parkervision, Inc.                                          19,300            193,000
 * Park-Ohio Holdings Corp.                                    10,400             76,232
   Parkvale Financial Corp.                                     5,700            152,019
 * Parlex Corp.                                                 6,300             51,345
 * Parlux Fragrances, Inc.                                      9,900             32,165
 * ParthusCeva, Inc.                                           10,833             94,789
 * Party City Corp.                                            24,722            355,008
 * Pathmark Stores, Inc.                                       42,179            306,220
 * Patient Infosystems, Inc.                                    8,800              2,552
   Patina Oil & Gas Corp.                                      44,465          1,995,589
   Patrick Industries, Inc.                                     4,500             38,610
   Patriot Bank Corp.                                           6,930            154,193
 * Patriot Transportation Holding, Inc.                         2,500             74,525
 * Paula Financial, Inc.                                        6,100              9,455
 * Paul-Son Gaming Corp.                                        4,100             24,518
 * Paxar Corp.                                                 58,600            770,590
 * Paxson Communications Corp.                                 88,700            425,760
 * Payless Cashways, Inc.                                         160                  0
 * Payless ShoeSource, Inc.                                   102,100          1,315,048
 * PC Connection, Inc.                                         37,150            325,063
 * PC Mall, Inc.                                               10,700            142,952
 * PC-Tel, Inc.                                                37,700            337,415
 * PDF Solutions, Inc.                                         33,959            375,926
 * PDI, Inc.                                                   21,500            621,350
 * PDS Gaming Corp.                                             1,100              2,200
 * PEC Solutions, Inc.                                         38,000            684,380
 * Pediatric Services of America, Inc.                          6,100             53,070
 * Pediatrix Medical Group, Inc.                               32,200          1,727,852
 * Peerless Manufacturing Co.                                   3,000             35,565
 * Peerless Systems Corp.                                      23,100             78,540
 * Peet's Coffee & Tea, Inc.                                   19,150            322,103
*# Pegasus Communications Corp.                                 7,570            151,930
 * Pegasus Solutions, Inc.                                     37,233            442,328
 * Pegasystems, Inc.                                           51,900            415,200
 * Pemco Aviation Group, Inc.                                     950             26,975
 * Pemstar, Inc.                                               61,000            229,360
   Penford Corp.                                                7,300            105,339
   Penn Engineering & Manufacturing
     Corp. Class A                                              1,200             17,400
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                          15,000   $        246,000
 * Penn National Gaming, Inc.                                  59,300          1,400,666
 * Penn Treaty American Corp.                                  24,800             39,928
   Penn Virginia Corp.                                         12,600            591,066
   Penn-America Group, Inc.                                    22,100            322,881
   Pennfed Financial Services, Inc.                             7,400            238,643
   Penns Woods Bancorp, Inc.                                      770             34,565
 * Penwest Pharmaceuticals Co.                                 27,400            421,960
   Peoples Bancorp, Inc.                                          300              7,140
   Pep Boys - Manny, Moe & Jack                                78,600          1,611,300
 * Perceptron, Inc.                                            12,850             95,090
 * Performance Technologies, Inc.                              19,100            257,659
 * Pericom Semiconductor Corp.                                 38,800            454,736
 * Perini Corp.                                                22,600            203,626
 * Perot Systems Corp.                                         60,900            755,160
   Perrigo Co.                                                104,800          1,581,432
 * Perry Ellis International, Inc.                             11,700            283,854
 * Per-Se Technologies, Inc.                                   45,600            640,680
 * Pervasive Software, Inc.                                    24,590            183,196
 * Petrocorp, Inc.                                              6,900             93,426
 * Petroleum Development Corp.                                 23,133            328,489
   PFF Bancorp, Inc.                                           25,400            949,960
*# Pfsweb, Inc.                                                     9                 14
 * Pharmacopeia, Inc.                                          52,900            661,250
 * Pharmacyclics, Inc.                                         23,700            151,680
*# Pharmanetics, Inc.                                           9,500             20,235
 * PharmChem, Inc.                                              5,100              1,428
*# Pharmos Corp.                                                6,200             22,816
 * Philadelphia Consolidated Holding
     Corp.                                                     31,400          1,589,782
   Phillips-Van Heusen Corp.                                   45,500            800,800
 * Phoenix Gold International, Inc.                             1,000              1,350
 * Phoenix Technologies, Ltd.                                  36,390            316,957
 * Photo Control Corp.                                          1,000              2,290
 * Photoelectron Corp.                                          9,900                 99
 * PhotoMedex, Inc.                                            14,000             26,180
 * Photon Dynamics, Inc.                                       23,400            954,954
 * Photronics, Inc.                                            45,800            845,926
*# Physiometrix, Inc.                                           7,400             13,690
 * Piccadilly Cafeterias, Inc.                                 10,400              1,872
 * Pico Holdings, Inc.                                         12,300            184,746
 # Piedmont Natural Gas Co.                                    32,500          1,331,850
   Pilgrims Pride Corp. Class B                                54,300            811,785
 * Pinnacle Entertainment, Inc.                                38,900            355,157
 * Pinnacle Systems, Inc.                                      98,500            821,490
 * Pioneer Drilling Co.                                         1,500              5,580
 * Pixelworks, Inc.                                            51,000            673,200
 * Pizza Inn, Inc.                                             10,000             30,000
 * Plains Exploration & Production Co.                         40,325            564,953
 * Plains Resources, Inc.                                      40,100            622,352
 * Planar Systems, Inc.                                        21,400            509,320
 * Plantronics, Inc.                                           58,800          1,801,632
 * PlanVista Corp.                                             16,600             31,540
 * Plato Learning, Inc.                                        24,566            243,940
 * Play By Play Toys and Novelties,
     Inc.                                                       3,300                  8
 * Playboy Enterprises, Inc. Class A                            4,700             70,970
 * Playboy Enterprises, Inc. Class B                           31,800            515,478
 * Playtex Products, Inc.                                      87,400            605,682
 * Plexus Corp.                                                63,900          1,134,225

                                                               SHARES             VALUE+
                                                               ------             ------
*# Plug Power, Inc.                                            91,544   $        530,040
 * PLX Technology, Inc.                                        35,700            335,580
 * Plymouth Rubber, Inc. Class B                                  200                 60
 # PMA Capital Corp. Class A                                   43,700            173,489
   PNM Resources, Inc.                                         57,400          1,607,774
   Pocahontas Bancorp, Inc.                                     4,400             62,040
 * Point Therapeutics, Inc.                                       660              2,756
 * Point West Capital Corp.                                     3,400                  0
 * Point.360                                                    9,000             44,910
   PolyMedica Corp.                                            37,200            964,224
 * Polyone Corp.                                               94,200            560,490
   Pomeroy IT Solutions, Inc.                                  17,895            261,446
   Pope & Talbot, Inc.                                         22,300            302,165
 * Porta Systems Corp.                                          9,600                192
 * Portal Software, Inc.                                       32,720            247,036
 * Possis Medical, Inc.                                        26,600            453,264
   Potlatch Corp.                                              43,000          1,386,750
 * Powell Industries, Inc.                                     15,190            256,103
 * Power Intergrations, Inc.                                   44,400          1,608,612
 * PowerCerv Corp.                                              1,755                140
 * Power-One, Inc.                                            124,600          1,050,378
 * Powerwave Technologies, Inc.                                92,900            692,105
 * Pozen, Inc.                                                 42,500            499,800
 * PPT Vision, Inc.                                             6,800              7,344
 * PRAECIS Pharmaceuticals, Inc.                               75,606            574,606
 * Premier Financial Bancorp                                    5,200             41,860
*# Premier Laser Systems, Inc.
     Class A                                                    3,400                 34
*# Pre-Paid Legal Services, Inc.                               25,350            674,564
   Presidential Life Corp.                                     40,500            587,250
 * Presstek, Inc.                                              51,298            412,949
*# PRG-Schultz International, Inc.                             82,000            405,900
 * Price Communications Corp.                                  81,300          1,044,705
 * Priceline.com, Inc.                                         45,116            859,911
 * Pricesmart, Inc.                                             4,400             29,916
 * Prima Energy Corp.                                          19,062            564,235
 * Prime Hospitality Corp.                                     67,100            739,442
 * Prime Medical Services, Inc.                                34,900            176,943
 * PRIMEDIA, Inc.                                             386,838          1,121,830
 * Primus Knowledge Solutions, Inc.                            16,500             73,425
 * Princeton Review, Inc.                                      14,600            116,800
 * Printronix, Inc.                                             5,800             95,642
*# Priority Healthcare Corp.                                   55,616          1,275,275
 * Private Business, Inc.                                         945              1,342
*# Proassurance Corp.                                          43,450          1,342,605
 * Procom Technology, Inc.                                      5,400              2,403
 * Procurenet, Inc.                                            19,700                 20
 * Progenics Pharmaceuticals, Inc.                             19,400            340,276
   Programmers Paradise, Inc.                                   5,200             37,024
   Progress Financial Corp.                                     7,098            215,992
 * Progress Software Corp.                                     52,300          1,096,208
 * ProQuest Co.                                                42,400          1,280,480
 * ProsoftTraining.com                                          7,300              4,745
   Prosperity Bancshares, Inc.                                 27,500            595,650
 * Protection One, Inc.                                        95,000             42,750
*# Protein Design Labs, Inc.                                  140,500          1,947,330
   Proton Energy Systems, Inc.                                 47,250            123,795
 * Provant, Inc.                                               13,000                 13
   Providence & Worcester Railroad
     Co.                                                        3,000             27,240
   Provident Bancorp, Inc.                                      5,200            249,340
   Provident Bankshares Corp.                                  36,677   $      1,065,834
   Provident Financial Group, Inc.                             20,000            619,200
   Provident Financial Holdings, Inc.                           5,550            185,981
 * Province Healthcare Co.                                     73,125          1,121,006
 * Proxim Corp.                                                67,269             94,849
*# ProxyMed, Inc.                                               1,320             21,292
 * PSS World Medical, Inc.                                    100,500          1,030,125
   Psychemedics Corp.                                           5,225             42,061
 * Psychiatric Solutions, Inc.                                  9,033            137,482
 * PTEK Holdings, Inc.                                         80,328            700,460
   Pulaski Financial Corp.                                      5,400             86,346
   Pulitzer, Inc.                                              11,100            588,300
 * Puma Technology, Inc.                                       71,685            433,694
 * Pure World, Inc.                                             7,600             17,252
 * PW Eagle, Inc.                                               7,000             27,993
   Pyramid Breweries, Inc.                                      5,700             18,126
 * Qad, Inc.                                                   49,083            605,193
 * QEP Co., Inc.                                                2,125             25,075
 * QRS Corp.                                                   23,000            234,370
 * QuadraMed Corp.                                             27,006             67,110
   Quaker Chemical Corp.                                       13,720            359,876
   Quaker City Bancorp, Inc.                                    2,734            115,457
   Quaker Fabric Corp.                                         23,350            203,846
 * Quality Dining, Inc.                                        11,400             32,946
 * Quality Systems, Inc.                                        9,100            389,480
 * Qualstar Corp.                                               5,500             28,325
   Quanex Corp.                                                23,200            917,096
 * Quanta Services, Inc.                                      171,200          1,309,680
 * Quantum Corp.- DLT                                          55,500            175,380
 * Quantum Fuel Systems
     Technologies Worldwide, Inc.                              14,100             98,559
 * Quest Software, Inc.                                       120,400          1,787,940
*# Questcor Pharmaceuticals, Inc.                              26,800             18,224
 * Quicklogic Corp.                                            34,900            217,776
 * Quidel Corp.                                                43,600            374,960
 * Quigley Corp.                                               16,200            137,538
 * Quiksilver, Inc.                                            77,500          1,393,450
 * Quinton Cardiology Systems, Inc.                            24,200            192,390
 * Quipp, Inc.                                                  1,400             17,150
   Quixote Corp.                                               12,491            307,778
*# Quokka Sports, Inc.                                          1,128                 15
 * Quovadx, Inc.                                               46,726            227,556
 * R & B, Inc.                                                  8,400            117,600
 * R H Donnelley Corp.                                         46,200          1,859,550
 * Radiant Systems, Inc.                                       40,800            289,680
 * Radiologix, Inc.                                            30,300             92,415
 * RadiSys Corp.                                               26,762            492,421
 * Radyne ComStream, Inc.                                       9,500             65,645
 * Rag Shops, Inc.                                              2,415              8,187
 * Railamerica, Inc.                                           45,700            518,695
 * Rainbow Rentals, Inc.                                        5,900             43,666
 * Rainbow Technologies, Inc.                                  38,900            482,360
 * Ralcorp Holdings, Inc.                                      43,400          1,314,152
 * Ramtron International Corp.                                 31,000             76,880
 * Range Resources Corp.                                       84,000            663,600
 * Rare Hospitality International, Inc.                        49,282          1,232,050
   Raven Industries, Inc.                                      11,800            326,742
 * Rayovac Corp.                                               48,700            876,113
 * Raytech Corp.                                               14,400             53,280
 * RC2 Corp.                                                   24,000            510,720
 * RCM Technologies, Inc.                                      10,500             76,440

                                                               SHARES             VALUE+
                                                               ------             ------
*# RCN Corp.                                                   82,600   $         84,252
 * Reading International, Inc. Class A                         18,149            113,250
 * Reading International, Inc. Class B                          1,060              6,254
 * RealNetworks , Inc.                                        228,600          1,364,742
*# Redhook Ale Brewery, Inc.                                    9,300             27,705
   Redwood Empire Bancorp                                       5,250            132,589
 * Reeds Jewelers, Inc.                                           440                488
   Regal-Beloit Corp.                                          34,004            702,183
 * Regeneration Technologies, Inc.                             38,552            400,941
 * Regeneron Pharmaceuticals, Inc.                             74,600            960,848
 * Regent Communications, Inc.                                 64,413            419,329
   Regis Corp.                                                 43,100          1,764,945
 * Register.Com, Inc.                                          44,100            213,885
 * Rehabcare Group, Inc.                                       23,800            422,688
 * Reliability, Inc.                                            6,300              6,867
   Reliance Steel & Aluminum Co.                               47,757          1,407,876
 * Reliant Resources, Inc.                                     11,600             76,096
 * Reliv International, Inc.                                   11,532             65,617
 * Relm Wireless Corp.                                          7,600             11,476
 * Remec, Inc.                                                 88,350            991,287
 * RemedyTemp, Inc.                                             6,600             72,402
 * Remington Oil & Gas Corp.                                   40,200            717,570
*# Renaissance Learning, Inc.                                  46,200          1,071,840
 * Rentrak Corp.                                               13,600            108,664
 * Rent-Way, Inc.                                              46,300            343,083
 * Repligen Corp.                                              44,800            216,384
 * Reptron Electronics, Inc.                                    8,800              1,496
 # Republic Bancorp, Inc.                                      94,783          1,303,270
   Republic Bancorp, Inc. Class A                              14,500            285,650
   Republic Bankshares, Inc.                                   19,865            592,573
 * Republic First Bancorp, Inc.                                 6,334             82,405
 * Res-Care, Inc.                                              33,685            247,585
 * ResMed, Inc.                                                41,300          1,610,700
   Resource America, Inc.                                      25,351            330,324
 * Resources Connection, Inc.                                  33,968            930,044
 * Respironics, Inc.                                           39,400          1,792,700
 * Restoration Hardware, Inc.                                  45,300            277,689
 * Retail Ventures Inc.                                        48,200            260,280
 * Retek, Inc.                                                 77,900            808,602
*# Revlon, Inc.                                                55,200            132,480
 * Rex Stores Corp.                                            16,100            253,253
 * Rexhall Industries, Inc.                                     3,542             10,325
 * RF Monolithics, Inc.                                        10,100             88,577
*# Rhythms NetConnections, Inc.                                 8,900                  1
   Richardson Electronics, Ltd.                                15,627            159,395
 * Rigel Pharmaceuticals, Inc.                                  2,222             36,019
   Riggs National Corp.                                        40,602            696,730
 * Right Management Consultants,
     Inc.                                                      31,162            556,865
 * Rimage Corp.                                                 8,600            131,580
 * Rita Medical Systems, Inc.                                  26,700            113,475
 * Riverside Group, Inc.                                        1,000                 19
   Riverview Bancorp, Inc.                                      4,500             96,210
   Rivianna Foods, Inc.                                        16,700            492,483
 * Riviera Holdings Corp.                                       3,600             19,602
   RLI Corp.                                                   35,800          1,295,960
 * RMH Teleservices, Inc.                                      19,300             99,588
 * Roadhouse Grill, Inc.                                       13,340              3,335
 # Roadway Corp.                                               23,200          1,183,200
   Roanoke Electric Steel Corp.                                 9,900             95,535
   Robbins & Myers, Inc.                                       19,400            427,964
 * Robocom Systems, Inc.                                          800   $            600
 * Robotic Vision Systems, Inc.                                17,400             11,571
 * Rochester Medical Corp.                                      5,300             47,435
   Rock of Ages Co.                                             4,400             25,476
   Rock-Tenn Co. Class A                                       61,200            973,080
   Rocky Mountain Chocolate Factory,
     Inc.                                                       2,433             29,196
 * Rocky Shoes & Boots, Inc.                                    4,500             77,850
 * Rofin-Sinar Technologies, Inc.                              13,000            418,210
 * Rogers Corp.                                                24,200          1,062,380
 * Rogue Wave Software, Inc.                                   11,000             72,270
 * Rohn Industries, Inc.                                       34,500                690
   Rollins, Inc.                                               67,700          1,508,356
   Roper Industries, Inc.                                      38,500          1,930,390
 * Ross Systems, Inc.                                           2,600             46,826
   Roto-Rooter, Inc.                                           14,400            530,064
 * Rouge Industries, Inc. Class A                              15,000              1,200
 * Roxio, Inc.                                                  1,629              8,813
   Royal Bancshares of Pennsylvania
     Class A                                                    4,344            115,550
   Royal Gold, Inc.                                            30,735            654,963
 * Royale Energy, Inc.                                          3,273             29,457
   RPC, Inc.                                                   28,600            287,430
 * RSA Security, Inc.                                          90,300          1,327,410
 * RTI International Metals, Inc.                              30,000            406,500
 * RTW, Inc.                                                    5,150             33,264
 * Rubio's Restaurants, Inc.                                   12,795             77,410
   Ruddick Corp.                                               65,900          1,113,710
 * Rudolph Technologies, Inc.                                  23,900            553,285
 * Rural Cellular Corp. Class A                                 2,800             26,460
 * Rural/Metro Corp.                                           14,000             27,440
 * Rush Enterprises, Inc. Class A                               7,000             54,110
 * Rush Enterprises, Inc. Class B                               7,000             57,260
   Russ Berrie & Co., Inc.                                     30,900          1,030,515
   Russell Corp.                                               44,900            825,711
 * Ryan's Family Steak Houses, Inc.                            59,200            878,528
   Ryerson Tull, Inc.                                          35,000            315,350
 * S&K Famous Brands, Inc.                                      2,100             37,548
   S&T Bancorp, Inc.                                           39,600          1,203,048
 * S1 Corp.                                                   101,898            899,759
 * Saba Software, Inc.                                         18,800             71,478
 * Safeguard Scientifics, Inc.                                173,900            594,738
 * SafeNet, Inc.                                               19,860            660,146
 * Safety Components International,
     Inc.                                                         118              1,392
 * Saga Communications, Inc.
     Class A                                                   27,325            477,368
 * Salem Communications Corp.                                  25,640            635,103
*# Salton, Inc.                                                15,700            211,322
*# Samsonite Corp.                                                518                352
 * San Filippo (John B.) & Son, Inc.                            8,200            326,360
 * Sanchez Computer Associates, Inc.                           39,855            173,369
   Sanders Morris Harris Group, Inc.                           24,500            243,775
   Sanderson Farms, Inc.                                       19,500            670,410
 * Sands Regent Casino Hotel                                    2,000              8,280
   Sandy Spring Bancorp, Inc.                                  20,800            829,920
 * Sangamo BioSciences, Inc.                                   36,400            165,984
 * Sapient Corp.                                              177,323            996,555
*# Satcon Technology Corp.                                     28,300             73,580
   Saucony, Inc. Class A                                        2,700             45,846
   Saucony, Inc. Class B                                        3,500             58,100

                                                               SHARES             VALUE+
                                                               ------             ------
   Sauer-Danfoss, Inc.                                         49,600   $        793,600
 * Savient Pharmaceuticals, Inc.                               76,600            378,404
 * Saxon Capital, Inc.                                         17,400            328,338
 * SBA Communications Corp.                                    64,000            221,440
 * SBE, Inc.                                                    3,500             28,840
 * SBS Technologies, Inc.                                      22,530            330,065
 * ScanSoft, Inc.                                             139,960            839,760
 * ScanSource, Inc.                                            21,200            927,288
   Schawk, Inc. Class A                                        22,200            301,920
 * Scheid Vineyards, Inc.                                       2,200              9,251
*# Schick Technologies, Inc.                                    9,000             69,750
 * Schieb (Earl), Inc.                                          2,200              5,819
 * Schlotzskys, Inc.                                            7,200             18,144
 * Schmitt Industries, Inc.                                     2,466              6,239
   Schnitzer Steel Industries, Inc.
     Class A                                                   16,001            865,814
 * Scholastic Corp.                                            52,700          1,748,586
 * Schuff International, Inc.                                   7,000             10,010
   Schulman (A.), Inc.                                         41,487            811,071
   Schweitzer-Maudoit International, Inc.                      20,900            579,348
 * Sciclone Pharmaceuticals, Inc.                              62,000            455,700
 * Scientific Games Corp.                                      90,158          1,465,969
 * Scientific Learning Corp.                                    4,400             20,284
 * Scientific Technologies, Inc.                                6,700             31,088
 * SCM Microsystems, Inc.                                      21,663            179,803
 * SCP Pool Corp.                                              49,500          1,773,090
   SCPIE Holdings, Inc.                                         9,300             92,535
 * SCS Transportation, Inc.                                    14,450            240,304
   Seaboard Corp.                                               1,400            322,700
 * Seabulk International, Inc.                                  2,400             21,000
 * Seachange International, Inc.                               40,500            609,525
   Seacoast Banking Corp.                                       4,950             87,665
   Seacoast Financial Services Corp.                            7,315            200,797
 * Seacor Smit, Inc.                                           27,900          1,064,106
 * Seattle Genetics, Inc.                                      43,595            271,161
 * Secom General Corp.                                            140                181
   Second Bancorp, Inc.                                         9,900            280,170
 * Secure Computing Corp.                                      51,474            773,654
 * Security Associates International,
     Inc.                                                       3,500                  0
 * SED International Holdings, Inc.                               825              2,186
 * SeeBeyond Technology Corp.                                 122,600            475,688
 * SEEC, Inc.                                                   5,900              2,891
 * Segue Software, Inc.                                         9,500             24,415
 * Selas Corp. of America                                       4,750             13,110
 * Select Comfort Corp.                                        50,500          1,358,955
 * Select Medical Corp.                                        57,000          2,043,450
 * Selectica, Inc.                                             55,800            258,912
   Selective Insurance Group, Inc.                             40,700          1,319,087
   SEMCO Energy, Inc.                                          41,400            202,860
 * Semitool, Inc.                                              40,400            459,752
 * Semtech Corp.                                               77,136          1,874,405
 * SEMX Corp.                                                   6,300                630
 * Seneca Foods Corp. Class A                                     200              4,000
 * Seneca Foods Corp. Class B                                   1,300             26,111
 # Sensient Technologies Corp.                                 70,400          1,327,040
 * Sensytech, Inc.                                              9,014            131,154
 * Sequa Corp. Class A                                          6,900            329,475
 * Sequa Corp. Class B                                          2,600            127,270
 * Sequenom, Inc.                                              56,400            203,096
 * SeraCare Life Sciences, Inc.                                 4,080             44,880
*# Serena Software, Inc.                                       60,000   $      1,153,200
 * Serologicals Corp.                                          36,050            621,863
 * Service Corp. International                                279,800          1,385,010
 * ServiceWare Technologies, Inc.                               2,900              1,711
 * Servotronics, Inc.                                           1,100              3,410
 * SFBC International, Inc.                                    11,100            285,825
 * Shared Technologies Cellular, Inc.                          10,100                 27
 * Sharper Image Corp.                                         22,700            717,774
 * Shaw Group, Inc.                                            86,687          1,128,665
 * Sheffield Pharmceuticals, Inc.                              13,250                  1
 * Shells Seafood Restaurants, Inc.                             4,400              2,926
 * Shiloh Industries, Inc.                                     13,500             60,953
 * Shoe Carnival, Inc.                                         19,000            343,520
 * Shoe Pavilion, Inc.                                          6,200              7,905
 * Sholodge, Inc.                                               5,100             22,313
 * Shopko Stores, Inc.                                         43,700            727,605
 * Shuffle Master, Inc.                                        24,025            718,588
 * Siebert Financial Corp.                                     22,300             73,144
   Sierra Bancorp                                               1,700             28,883
 * Sierra Health Services, Inc.                                41,936          1,149,046
 * Sierra Pacific Resources                                   175,800          1,218,294
 * Sifco Industries, Inc.                                       5,400             18,900
 * Sigma Designs, Inc.                                         30,500            180,865
 * Sigmatron International, Inc.                                2,200             55,682
 * Silgan Holdings, Inc.                                       25,500            878,475
 * Silicon Graphics, Inc.                                     193,900            219,107
 * Silicon Image, Inc.                                        105,889            783,579
 * Silicon Storage Technology, Inc.                           142,400          1,932,368
*# Silicon Valley Bancshares                                   51,800          1,902,614
 * Siliconix, Inc.                                             35,641          1,810,206
 * Simclar, Inc.                                                6,500             14,755
   Simmons First National Corp.
     Class A                                                   20,200            535,906
 * Simon Worldwide, Inc.                                        9,100                705
 * SimpleTech, Inc.                                            69,357            466,010
 * Simpson Manufacturing Co., Inc.                             34,800          1,712,160
 * Simula, Inc.                                                12,800             40,320
 * Sinclair Broadcast Group, Inc.
     Class A                                                   62,200            713,434
 * Sipex Corp.                                                 42,200            396,680
 * Sirenza Microdevices, Inc.                                  47,362            276,120
 * Sitel Corp.                                                 74,000            173,900
 * Six Flags, Inc.                                            138,905            937,609
   SJW Corp.                                                    3,000            266,220
 * Skechers U.S.A., Inc. Class A                               28,100            208,783
 * SkillSoft P.L.C.                                            21,492            166,133
   Skyline Corp.                                                8,300            266,430
   Skywest, Inc.                                               63,200          1,090,200
 * Skyworks Solutions, Inc.                                   180,417          1,585,865
 * SL Industries, Inc.                                          5,900             47,495
 * SM&A                                                        17,700            208,683
 * Smart & Final Food, Inc.                                    29,200            266,596
 * SmartDisk Corp.                                              8,500              2,763
 * Smith & Wollensky Restaurant
     Group, Inc.                                               13,400             78,256
   Smith (A.O.) Corp.                                          29,100          1,022,574
   Smith (A.O.) Corp. Convertible
     Class A                                                    3,750            131,775
*# Smith Micro Software, Inc.                                  21,400             56,710
 * Smithway Motor Xpress Corp.
     Class A                                                    4,000              4,760

                                                               SHARES             VALUE+
                                                               ------             ------
 * Sola International, Inc.                                    37,400   $        733,040
 * Solutia, Inc.                                              156,800            431,200
 * Somera Communications, Inc.                                 41,000             58,220
   Sonic Automotive, Inc.                                      42,500            954,125
 * Sonic Corp.                                                 58,425          1,803,580
 * Sonic Foundry, Inc.                                         36,700             80,740
 * Sonic Innovations, Inc.                                     28,800            175,680
 * Sonic Solutions                                             32,100            605,727
 * SonicWALL, Inc.                                             98,400            786,216
 * SonoSite, Inc.                                              21,533            454,777
*# Sonus Networks, Inc.                                        78,757            719,839
 * Sonus Pharmaceuticals, Inc.                                 25,800            131,838
 * Sorrento Networks Corp.                                     15,500             41,385
 * Sotheby's Holdings, Inc. Class A                            67,400            781,840
   Sound Federal Bancorp, Inc.                                 17,908            301,750
 * SoundView Technology Group, Inc.                            29,301            452,407
 * Source Information Management,
     Inc.                                                      27,700            268,413
 * Source Media, Inc.                                          27,400                219
 * Sourcecorp, Inc.                                            24,202            591,981
   South Financial Group, Inc.                                 60,927          1,736,420
   South Jersey Industries, Inc.                               17,064            672,322
   Southern Banc Company, Inc.                                    200              3,302
 * Southern Energy Homes, Inc.                                 13,825             36,636
 * Southern Union Co.                                          88,194          1,612,186
   Southside Banchares, Inc.                                      315              5,410
 * Southwall Technologies, Inc.                                14,200             12,354
   Southwest Bancorp, Inc.                                     11,400            200,070
   Southwest Bancorporation of
     Texas, Inc.                                               40,800          1,559,784
   Southwest Gas Corp.                                         50,700          1,143,285
   Southwest Water Co.                                         15,878            252,143
 * Southwestern Energy Co.                                     30,900            630,669
 * Spacehab, Inc.                                              11,500             11,730
   Span-American Medical System,
     Inc.                                                       2,400             29,040
 * Spanish Broadcasting System,
     Inc.                                                      52,900            531,645
 * SPAR Group, Inc.                                             1,500              5,475
   Spartan Motors, Inc.                                        17,645            167,628
 * Spartan Stores, Inc.                                        27,375            134,138
   Spartech Corp.                                              42,300            930,600
 * Sparton Corp.                                                7,938             86,762
 * Specialty Laboratories, Inc.                                31,300            522,710
 * SpectraLink Corp.                                           27,400            564,166
 * Spectranetics Corp.                                         36,102            120,942
 * Spectrum Control, Inc.                                      13,000             92,573
 * SpectRx, Inc.                                                8,900             19,135
   Speedway Motorsports, Inc.                                  59,800          1,752,140
 * Speizman Industries, Inc.                                    2,900              1,102
 * Spherion Corp.                                              82,420            736,835
 * Spherix, Inc.                                               12,100             84,095
 * Spiegel, Inc. Class A Non-Voting                            13,700              1,199
 * Spinnaker Exploration Co.                                   49,090          1,293,031
 * Spire Corp.                                                  6,700             28,676
 * Sport Chalet, Inc.                                           2,700             25,218
 * Sport Supply Group, Inc.                                     8,900             16,465
 * Sport-Haley, Inc.                                            2,700             11,124
 * Sports Club Co., Inc.                                       20,100             40,200
 * SportsLine.Com, Inc.                                        33,400             36,406
 * Sportsman's Guide, Inc.                                      6,800            121,713
*# SPS Technologies, Inc.                                      16,800   $        822,528
 * SPSS, Inc.                                                  26,029            504,182
*# SR Telecom, Inc.                                             1,452              8,276
 * SRA International, Inc.                                     23,600          1,040,996
 * SRI/Surgical Express, Inc.                                   6,100             40,413
 * SRS Labs, Inc.                                              19,500            201,825
   SS&C Technologies, Inc.                                     18,500            545,750
   St. Francis Capital Corp.                                    9,200            320,252
   St. Mary Land & Exploration Co.                             47,300          1,215,610
 * Staar Surgical Co.                                          27,400            301,153
 * Stamps.com, Inc.                                            62,851            392,819
*# Standard Automotive Corp.                                    4,400                  0
   Standard Commercial Corp.                                   18,229            380,075
 * Standard Management Corp.                                    7,600             24,852
 * Standard Microsystems Corp.                                 25,400            680,720
   Standard Motor Products, Inc.
     Class A                                                   12,400            124,620
   Standard Pacific Corp.                                      35,300          1,762,529
   Standard Register Co.                                       38,400            609,792
   Standex International Corp.                                 17,500            477,225
   Stanley Furniture, Inc.                                      6,700            213,797
 * Star Buffet, Inc.                                            2,800             11,410
 * Star Multi Care Service, Inc.                                  454                 64
 * Star Scientific, Inc.                                       27,100             55,013
 * Starcraft Corp.                                              2,625             92,479
   Starrett (L.S.) Co. Class A                                  4,800             68,496
   StarTek, Inc.                                               20,600            796,602
   State Auto Financial Corp.                                  57,400          1,491,826
   State Financial Services Corp.
     Class A                                                    7,800            207,090
 # Staten Island Bancorp, Inc.                                 73,800          1,697,400
 * Steak n Shake Co.                                           40,018            704,317
*# Steel Dynamics, Inc.                                        71,658          1,434,593
   Steel Technologies, Inc.                                    13,700            210,980
*# SteelCloud Co.                                              12,100             61,831
 * Stein Mart, Inc.                                            57,916            516,032
 * Steinway Musical Instruments, Inc.                           8,800            210,320
 * Stellent, Inc.                                              30,800            303,996
*# Stemcells, Inc.                                              2,600              5,642
   Stepan Co.                                                   8,400            210,504
   Stephan Co.                                                  3,500             14,980
   Sterling Bancorp                                            22,376            655,841
   Sterling Bancshares                                         62,083            789,075
 * Sterling Financial Corp.                                    21,471            721,640
   Stewart & Stevenson Services, Inc.                          42,102            591,112
 * Stewart Enterprises, Inc.                                  150,433            702,522
 * Stewart Information Services Corp.                          25,100            969,613
 * Stifel Financial Corp.                                       6,100            104,554
 * Stillwater Mining Co.                                       52,400            441,208
 * Stone Energy Corp.                                          39,563          1,478,074
*# Stonepath Group, Inc.                                       44,600            117,744
 * Stoneridge, Inc.                                            31,500            420,525
 * Storage Engine, Inc.                                           283                 95
 * StorageNetworks, Inc.                                       60,800                  0
 * StorageNetworks, Inc. Escrow
     Shares                                                    60,800              1,648
 * Stratasys, Inc.                                             10,200            459,000
 * Strategic Diagnostics, Inc.                                 28,600            132,990
   Strategic Distribution, Inc.                                 3,029             45,465
 * Stratesec, Inc.                                              7,300                 58
 * Stratex Networks, Inc.                                     120,100            427,556

                                                               SHARES             VALUE+
                                                               ------             ------
 * Stratos International, Inc.                                 10,136   $         75,919
 * Strattec Security Corp.                                      4,100            243,950
 * Stratus Properties, Inc.                                     7,050             74,589
   Strayer Ed, Inc.                                             8,300            927,359
   Stride Rite Corp.                                           58,900            681,473
   Sturm Ruger & Co., Inc.                                     40,400            465,812
*# Styleclick, Inc. Class A                                    12,700                254
 * Suburban Lodges of America, Inc.
     Escrow Shares                                             18,500                  0
   Suffolk Bancorp                                              8,600            312,171
 * Summa Industries, Inc.                                       5,200             45,760
 * Summit America Television, Inc.                             65,315            235,134
   Summit Bancshares, Inc.                                      2,000             56,060
   Summit Bank Corp.                                            1,680             27,073
 * Sun Bancorp, Inc.                                           17,492            396,194
   Sun Hydraulics, Inc.                                         4,900             39,298
 * Sunair Electronics, Inc.                                     3,000             19,200
 * Sundance Homes, Inc.                                         3,000                 20
 * SunLink Health Systems, Inc.                                 1,048              2,955
*# Sunrise Senior Living, Inc.                                 31,765          1,096,528
   Sunrise Telecom, Inc.                                        3,700             14,430
 * Suntron Corp.                                                5,265             21,692
*# Superconductor Technologies, Inc.                           97,240            721,521
*# Supergen, Inc.                                              53,240            562,747
 * Superior Consultant Holdings Corp.                          10,700             50,932
 * Superior Energy Services, Inc.                             103,600            878,528
 # Superior Industries International,
     Inc.                                                      40,000          1,779,200
   Superior Uniform Group, Inc.                                 7,000            114,380
 * Supertex, Inc.                                              18,500            320,790
 * SupportSoft, Inc.                                           53,300            781,378
   Supreme Industries, Inc.                                    10,308             60,044
*# SureBeam Corp.                                              83,296             22,073
   SureWest Communications                                     19,812            777,423
*# SurModics, Inc.                                             24,400            516,548
   Susquehanna Bancshares, Inc.                                59,600          1,586,552
 * Swift Energy Corp.                                          41,100            583,209
 * Swisher International, Inc.                                    700                525
*# Switchboard, Inc.                                           27,300            182,910
   SWS Group, Inc.                                             23,918            449,898
 * Sybase, Inc.                                                20,100            412,050
 * Sybron Dental Specialties, Inc.                             55,400          1,596,074
 * Sycamore Networks, Inc.                                    182,652            971,709
 * Sykes Enterprises, Inc.                                     57,428            524,892
 * Sylvan Learning Systems, Inc.                               53,100          1,718,847
 * Sylvan, Inc.                                                 5,400             65,259
 * Symmetricom, Inc.                                           82,767            582,183
 * Syms Corp.                                                  28,200            195,708
 * Symyx Technologies                                          45,700            911,715
 * Synalloy Corp.                                               5,900             40,415
 * Synaptics, Inc.                                             35,200            481,184
 * Synovis Life Technologies, Inc.                             17,100            439,641
 * Synplicity, Inc.                                             2,600             18,954
   Syntel, Inc.                                                59,200          1,506,048
 * Synthetech, Inc.                                            14,200             22,862
 * Syntroleum Corp.                                            48,993            191,563
   Sypris Solutions, Inc.                                      14,363            196,055
 * Systemax, Inc.                                              33,900            245,775
 * Systems & Computer Technology
     Corp.                                                     50,100            766,530
 * T-3 Energy Services, Inc.                                    1,250              7,225
 * T-Netix, Inc.                                               15,000   $         57,735
*# Tag-It Pacific, Inc.                                        16,500             83,325
 * Taitron Components, Inc.                                     5,000             11,750
*# Take Two Interactive Software                               28,800            953,280
 * TALK America Holdings, Inc.                                 39,609            445,601
   TALX Corp.                                                  13,838            362,556
   Tandy Brand Accessories, Inc.                                5,900             88,500
 * Tanox, Inc.                                                 66,600          1,001,664
 * Tarantella, Inc.                                             3,300              3,185
 * Tarrant Apparel Group                                       15,800             63,200
   Tasty Baking Co.                                            10,900             92,105
   TB Woods Corp.                                               7,600             60,040
 * TBA Entertainment Corp.                                      7,300              4,636
 * TBC Corp.                                                   32,750            970,383
 * TEAM America, Inc.                                           2,800                 28
 * Team, Inc.                                                   7,600             76,000
 * TeamStaff, Inc.                                             20,200             44,642
   Tech/Ops Sevcon, Inc.                                        3,100             17,934
   Teche Holding Co.                                              700             25,358
 * Techne Corp.                                                45,700          1,648,856
 * Technical Communications Corp.                                 400              1,800
 * Technical Olympic USA, Inc.                                  8,500            229,160
 * Technitrol, Inc.                                            59,900          1,425,021
   Technology Research Corp.                                    5,400             83,268
 * Technology Solutions Corp.                                  42,400             49,608
 * TechTeam Global, Inc.                                       21,800            147,150
   Tecumseh Products Co. Class A                               20,900            860,244
*# Tegal Corp.                                                  5,000             11,900
 * Tejon Ranch Co.                                             13,900            549,050
 * Tekelec                                                     91,900          1,534,730
*# TeleCommunication Systems, Inc.                             31,500            166,950
 * Teledyne Technologies Inc                                   48,300            829,794
 * Teletech Holdings, Inc.                                    107,500          1,080,375
 * Telik, Inc.                                                 51,600          1,042,836
 * Telular Corp.                                               18,100            132,854
 * Temtex Industries, Inc.                                      2,000                 16
 * TenFold Corp.                                                4,500              9,585
   Tennant Co.                                                 12,100            521,752
 * Tenneco Automotive, Inc.                                    61,000            338,550
 * Terayon Communication Systems,
     Inc.                                                     109,800            656,604
 * Terex Corp.                                                 67,121          1,731,051
 * Terra Industries, Inc.                                     105,900            342,057
 * Tesoro Petroleum Corp.                                      96,900          1,228,692
 * Tessco Technologies, Inc.                                    4,500             68,895
*# Tetra Tech, Inc.                                            80,826          2,061,063
 * Tetra Technologies, Inc.                                    32,500            728,000
   Texas Industries, Inc.                                      30,700            896,747
   Texas Regional Banchshares, Inc.
     Class A                                                   44,124          1,641,413
   TF Financial Corp.                                           2,600             89,362
 * Thackeray Corp.                                              4,100              4,305
 * The Banc Corp.                                              24,700            215,384
 # The Brink's Co.                                             81,418          1,807,480
 * The Dress Barn, Inc.                                        43,800            641,232
   The Marcus Corp.                                            35,200            526,240
*# The Medicines Co.                                           70,691          1,934,813
 # The Phoenix Companies, Inc.                                141,300          1,589,625
 * The Rowe Companies                                          13,100             38,711
 * The Sports Authority, Inc.                                  36,506          1,588,011
 * Theragenics Corp.                                           43,100            211,621

                                                               SHARES             VALUE+
                                                               ------             ------
 * Therasense, Inc.                                            61,950   $      1,056,248
 * Thermwood Corp.                                                200                113
 * TheStreet.com, Inc.                                         33,500            153,095
 * Third Wave Technologies                                     55,086            236,870
   Thistle Group Holdings Co.                                   7,100            184,245
 # Thomas & Betts Corp.                                        87,500          1,820,000
 * Thomas Group, Inc.                                           4,000              4,400
   Thomas Industries, Inc.                                     23,350            735,992
 * Thoratec Corp.                                              83,443          1,175,712
*# THQ, Inc.                                                   57,800            930,002
 * Three-Five Systems, Inc.                                    31,499            167,890
 * TIBCO Software, Inc.                                       181,530          1,061,951
 * Tickets.com, Inc.                                            1,600                760
 * Tidel Technologies, Inc.                                    10,500              8,138
 * Tier Technologies, Inc. Class B                             27,300            213,213
 * TII Network Technologies, Inc.                              11,260             28,713
   Timberland Bancorp, Inc.                                     3,900             94,809
 * Timco Aviation Services, Inc.                                2,749              1,237
 * Time Warner Telecom, Inc.                                   71,187            751,023
   Timken Co.                                                  43,200            740,016
 * Tipperary Corp.                                             17,900             49,046
   Titan International, Inc.                                   19,600             37,632
*# Titan Pharmaceuticals, Inc.                                 40,700            112,739
 * Titanium Metals Corp.                                        3,170            150,575
 * TiVo, Inc.                                                 101,859            849,504
 * TLC Vision Corp.                                            33,060            201,335
 * TMBR/Sharp Drilling, Inc.                                    5,400             95,958
   Todd Shipyards Corp.                                         6,300            113,715
 * Todhunter International, Inc.                                4,600             47,771
 * Tofutti Brands, Inc.                                         6,900             20,700
 * Tollgrade Communications, Inc.                              20,391            352,968
   Tompkins County Trustco, Inc.                                  363             17,515
 * Too, Inc.                                                   51,500            939,875
   Topps, Inc.                                                 60,300            635,562
 * Torch Offshore, Inc.                                        23,300            121,626
 * Toreador Resources Corp.                                     4,900             14,210
   Toro Co.                                                    36,300          1,798,302
 * Total Entertainment Restaurant
     Corp.                                                      8,800            106,568
 * Tower Automotive, Inc.                                      84,500            384,475
   Track Data Corp.                                             5,600              8,568
 * Tractor Supply Co.                                          43,600          1,898,344
 * Tradestation Group, Inc.                                    61,800            552,492
   Traffix, Inc.                                               20,900            104,500
 * Trailer Bridge, Inc.                                         9,800             58,898
 * Trammell Crow Co.                                           54,000            726,300
 * Trans World Entertainment Corp.                             57,100            403,697
 * Transact Technologies, Inc.                                  5,700            133,095
 * Transaction Systems Architects,
     Inc.                                                      51,000          1,003,680
 * TransAxis, Inc.                                                 72                 13
 * Transcat, Inc.                                               6,100             20,374
 * Transgenomic, Inc.                                          11,300             20,679
 * Transkaryotic Therapies, Inc.                               52,700            684,573
 * Transmeta Corp.                                            152,400            502,920
 * Transmontaigne Oil Co.                                      47,500            285,475
 * Transport Corp. of America                                   5,200             36,660
 * Transport Industries, Inc.                                   1,400              3,934
 * Transpro, Inc.                                              10,100             34,138
 * Transtechnology Corp.                                        6,200             43,338
 * TransTexas Gas Corp. Class A                                   236                  5
 * Travis Boats & Motors, Inc.                                  3,300   $          4,158
*# TRC Companies, Inc.                                         20,300            410,263
   Tredegar Industries, Inc.                                   51,691            796,041
*# Trenwick Group, Ltd.                                        11,975                299
 * Trestle Holdings Inc.                                          450              2,475
 * Trex Co., Inc.                                              20,900            772,255
 * Triad Guaranty, Inc.                                        21,600          1,007,640
   Triarc Companies, Inc. Class A                              28,600            320,034
   Triarc Companies, Inc. Class B                              49,000            568,400
   Trico Bancshares                                             4,950            164,093
 * Trico Marine Services, Inc.                                 46,700             59,776
 * Trident Microsystems, Inc.                                  21,400            563,248
 * Trimble Navigation, Ltd.                                    48,100          1,458,873
 * Trimedyne, Inc.                                              4,300              4,558
*# Trimeris, Inc.                                              30,100            687,183
 # Trinity Industries, Inc.                                    65,800          1,707,510
 * Trio-Tech International                                        400              1,520
 * TriPath Imaging, Inc.                                       56,452            514,842
 * Tripos, Inc.                                                10,620             73,384
 * Triquint Semiconductor, Inc.                               192,797          1,557,800
 * Tristar Corp.                                                1,000                  4
 * Triton PCS Holdings, Inc.                                   86,500            484,400
 * Triumph Group                                               22,502            733,340
 * TriZetto Group, Inc.                                        69,800            450,210
 * TRM Corp.                                                    7,000             48,510
 * Tropical Sportswear International
     Corp.                                                     15,975             66,935
 * Trover Solutions, Inc.                                       9,300             64,403
   Troy Financial Corp.                                           315             11,104
 * Troy Group, Inc.                                            10,900             32,918
 * Trump Hotels & Casino Resorts,
     Inc.                                                      21,000             33,180
   Trust Co. of New Jersey                                     26,983            922,819
   Trustco Bank Corp.                                         106,952          1,491,980
   TSR, Inc.                                                    4,400             29,964
 * TTM Technologies, Inc.                                      60,100          1,015,690
 * Tuesday Morning Corp.                                       53,800          1,719,448
 * Tufco Technologies, Inc.                                     4,500             27,855
 * Tularik, Inc.                                               83,100          1,244,838
 * Tumbleweed Communications
     Corp.                                                     60,395            501,882
   Tupperware Corp.                                            87,700          1,351,457
*# TurboChef Technologies, Inc.                                20,500             63,550
 * Turnstone Systems, Inc.                                     86,565            250,173
 * Tut Systems, Inc.                                           29,600            148,296
 * Tweeter Home Entertainment
     Group, Inc.                                               34,900            291,764
   Twin Disc, Inc.                                              2,800             50,274
 * Twinlab Corp.                                               20,400                408
 * Tyler Technologies, Inc.                                    60,300            506,520
*# U.S. Aggregates, Inc.                                        1,600                  1
 * U.S. Concrete, Inc.                                         37,500            221,213
 * U.S. Home & Garden, Inc.                                    17,500              9,625
 * U.S. Physical Therapy, Inc.                                 16,972            249,828
 * U.S. Plastic Lumber Corp.                                    3,000                690
 * U.S. Xpress Enterprises, Inc.
     Class A                                                   10,823            144,487
 * Ubics, Inc.                                                  2,500                388
   UCBH Holdings, Inc.                                         47,200          1,845,520
 * UFP Technologies, Inc.                                       3,800              7,942
   UGI Corp.                                                   42,900          1,387,815

                                                               SHARES             VALUE+
                                                               ------             ------
 * UICI                                                        65,600   $        905,936
   UIL Holdings Corp.                                          20,900            836,209
 * Ulticom, Inc.                                               60,708            656,861
 * Ultimate Electronics, Inc.                                  20,500            169,125
 * Ultimate Software Group, Inc.                               22,700            203,846
 * Ultradata Systems, Inc.                                      2,000                340
 * Ultralife Batteries, Inc.                                   13,100            183,138
 * Ultratech Stepper, Inc.                                     34,800          1,054,440
   UMB Financial Corp.                                         29,965          1,461,992
   Umpqua Holdings Corp.                                       40,103            862,215
*# Unapix Entertainment, Inc.                                   6,100                 25
 * Unico American Corp.                                         5,500             29,068
 * Unifi, Inc.                                                 73,934            379,281
   Unifirst Corp.                                              12,550            291,537
 * Uni-Marts, Inc.                                              6,500             10,368
   Union Community Bancorp                                      2,300             39,733
 * Uniroyal Technology Corp.                                   13,300                  1
   Unisource Energy Corp.                                      67,080          1,645,472
 * Unit Corp.                                                  64,200          1,322,520
   United Auto Group, Inc.                                     61,500          1,519,050
   United Bankshares, Inc. WV                                  43,193          1,338,983
   United Community Banks, Inc.                                32,216          1,087,612
   United Community Financial Corp.                            47,972            538,246
   United Financial Corp.                                         660             16,863
   United Fire & Casualty Co.                                   6,200            248,000
   United Guardian, Inc.                                        1,900             15,580
   United Industrial Corp.                                     17,600            300,080
   United National Bancorp                                     24,500            875,630
 * United Natural Foods, Inc.                                  29,300          1,124,827
*# United Online, Inc.                                         94,203          1,715,437
 * United PanAm Financial Corp.                                   600             10,920
 * United Rentals, Inc.                                       100,300          1,857,556
 * United Retail Group, Inc.                                   16,766             53,651
 * United Road Services, Inc.                                     720                122
   United Security Bancshares                                   2,000             53,000
 * United Stationers, Inc.                                     39,600          1,597,860
 * United Surgical Partners
     International, Inc.                                       40,900          1,308,800
 * United Therapeutics Corp.                                   31,800            598,476
   Unitil Corp.                                                 4,700            117,265
   Unity Bancorp, Inc.                                          5,460             64,756
 * Universal Access Global Holdings,
     Inc.                                                       2,235              8,940
 * Universal American Financial Corp.                          79,400            826,554
 * Universal Compression Holdings,
     Inc.                                                      46,449          1,089,229
   Universal Corp.                                             35,500          1,516,560
 * Universal Display Corp.                                     35,300            523,852
 * Universal Electronics, Inc.                                 19,800            270,250
   Universal Forest Products, Inc.                             24,373            741,914
 * Universal Stainless & Alloy Products,
     Inc.                                                       6,000             50,580
   Unizan Financial Corp.                                      30,197            649,236
 * Unova, Inc.                                                 83,100          1,987,752
 * UQM Technologies, Inc.                                      28,600            102,960
 * Urban Outfitters, Inc.                                      50,600          1,973,400
 * Urologix, Inc.                                              19,742            111,740
 * URS Corp.                                                   47,613          1,085,576
 * US Energy Corp.                                             11,500             31,395
 * US LEC Corp.                                                30,536            176,803
 * US Liquids, Inc.                                             6,200              1,488
 * US Oncology, Inc.                                          129,082   $      1,314,055
 * USA Truck, Inc.                                              9,300            100,254
*# USAir Group, Inc.                                           84,700              6,903
*# USANA, Inc.                                                 29,100            984,453
   USB Holding Co., Inc.                                       17,099            331,721
*# USDATA Corp.                                                 2,820                113
   Usec, Inc.                                                 113,331            853,382
   USF Corp.                                                   39,937          1,319,119
 * Utah Medical, Inc.                                           5,000            113,425
*# V.I. Technologies, Inc.                                     57,100             38,828
 * VA Software Corp.                                           85,600            359,520
   Vail Banks Inc.                                              1,300             16,205
 * Vail Resorts, Inc.                                          39,700            604,631
 # Valeant Pharmaceuticals
     International                                             77,000          1,841,070
*# Valence Technology, Inc.                                    20,900             75,240
   Valhi, Inc.                                                 14,440            199,561
 * Valley National Gases, Inc.                                  4,200             26,649
   Valmont Industries, Inc.                                    33,300            755,910
 * Valpey Fisher Corp.                                          1,650              5,214
   Value Line, Inc.                                             9,900            489,555
 * ValueClick, Inc.                                           105,800            883,430
 * Valuevision Media, Inc. Class A                             50,300            779,650
 * Vans, Inc.                                                  26,900            344,320
 * Varian Semiconductor Equipment
     Associates, Inc.                                          44,500          2,071,920
 * Varian, Inc.                                                44,000          1,784,640
 * Variflex, Inc.                                               4,600             28,566
 * Vascular Solutions, Inc.                                     1,800             11,268
 * Vastera, Inc.                                               75,179            293,198
*# Vaxgen, Inc.                                                28,700            238,784
 * VCA Antech, Inc.                                            56,900          1,778,125
 # Vector Group, Ltd.                                          58,257            990,369
 * Veeco Instruments, Inc.                                     41,000          1,209,500
 * Ventana Medical Systems, Inc.                               22,300            840,264
 * Venture Catalyst, Inc.                                       7,200              2,880
 * Verilink Corp.                                              15,400            121,044
 * Veritas DGC, Inc.                                           46,900            422,569
 * Verity, Inc.                                                52,300            751,028
 * Vermont Pure Holdings, Ltd.                                 17,300             54,322
*# Versant Corp.                                                5,400              9,072
 * Versar, Inc.                                                 8,700             26,535
 * Verso Technologies, Inc.                                    26,319            101,328
 * Vertex Pharmaceuticals, Inc.                               107,756            941,787
 * Verticalbuyer Inc.                                             920                 11
   Vesta Insurance Group, Inc.                                 51,300            180,576
 * Vestin Group, Inc.                                             400                800
 * Vialta, Inc.                                                64,595             39,403
 * Viasat, Inc.                                                36,700            780,609
 * Vical, Inc.                                                 26,855            134,812
 * Vicon Industries, Inc.                                       4,600             19,044
 * Vicor Corp.                                                 46,100            530,150
 * Vicuron Pharmaceuticals, Inc.                               80,800          1,466,520
 * Video Display Corp.                                          3,600             43,920
*# Viewpoint Corp.                                              2,700              2,133
 * Vignette Corp.                                             295,100            681,681
 * Viisage Technology, Inc.                                    30,600            117,810
   Vintage Petroleum, Inc.                                     91,000            947,310
 * Virage Logic Corp.                                          29,600            308,432
 * Virbac Corp.                                                22,000            128,700
   Virco Manufacturing Corp.                                   13,269             75,766

                                                               SHARES             VALUE+
                                                               ------             ------
 * Virginia Commerce Bancorp, Inc.                                400   $         12,800
 * Virologic, Inc.                                             24,500             69,335
 * ViroPharma, Inc.                                            36,400            101,192
 * Virtualfund.Com, Inc.                                       22,400                246
 * Vision Sciences, Inc.                                        5,100              9,027
 * Vista Medical Technologies, Inc.                             7,500             13,350
   Visteon Corp.                                              183,400          1,439,690
 * Visual Networks, Inc.                                       31,900             52,954
 * Visx, Inc. DE                                               72,000          1,762,560
   Vital Signs, Inc.                                           18,551            609,029
 * VitalWorks, Inc.                                            60,500            301,895
*# Vitech America, Inc.                                        14,850                 39
 * Vitesse Semiconductor, Inc.                                150,077          1,095,562
 * Vitria Technology, Inc.                                     45,342            257,543
 * Vivus, Inc.                                                 52,160            188,819
 * Vl Dissolution Corp                                          3,101              2,295
   VLPS Lighting Services International,
     Inc.                                                       4,800             18,000
 * Vodavi Technology, Inc.                                      4,300             37,539
 * Volt Information Sciences, Inc.                             33,000            673,200
   Vulcan International Corp.                                     700             29,015
 * Vyyo, Inc.                                                  17,800            124,956
 * W-H Energy Services, Inc.                                   50,300            749,470
 * Wabash National Corp.                                       35,800            996,314
   Wabtec Corp.                                                60,800            951,520
 * Wackenhut Corrections Corp.                                 25,000            541,250
   Walter Industries, Inc.                                     59,000            722,160
*# Warnaco Group, Inc.                                          2,900                  3
   Warwick Community Bancorp, Inc.                              5,000            151,000
   Warwick Valley Telephone Co.                                   300              9,618
   Washington Banking Co.                                       4,070             67,155
   Washington Savings Bank FSB                                  2,400             23,160
   Washington Trust Bancorp, Inc.                              18,412            508,539
 * Waste Connections, Inc.                                     39,800          1,472,600
   Waste Industries USA, Inc.                                  19,300            176,499
 * WatchGuard Technologoes, Inc.                               45,480            282,431
 * Water Pik Technologies, Inc.                                 5,800             73,660
 * Waterlink, Inc.                                             19,200              1,056
   Waters Instruments, Inc.                                       300              2,145
   Watsco, Inc. Class A                                        32,300            750,652
   Watsco, Inc. Class B                                         1,350             31,320
 * Watson Wyatt & Co., Holdings                                46,500          1,116,930
   Watts Water Technologies, Inc.                              25,600            524,800
   Wausau-Mosinee Paper Corp.                                  72,136            887,273
   Waypoint Financial Corp.                                    47,126          1,011,795
 * WCI Communities, Inc.                                       60,600          1,222,908
   WD-40 Co.                                                   23,400            837,720
 * Webb Interactive Services, Inc.                              5,300              5,300
 * Webco Industries, Inc.                                       6,000             20,400
 * WebEx Communications, Inc.                                  58,500          1,155,960
 * Webhire, Inc.                                                4,480              3,136
 * webMethods, Inc.                                            72,802            709,820
 * Websense, Inc.                                              30,800            834,372
 * Weider Nutrition International, Inc.                        10,500             49,980
   Weis Markets, Inc.                                          15,707            557,599
   Wellco Enterprises, Inc.                                     1,000             10,650
   Wellman, Inc.                                               65,300            568,110
 * Wells-Gardner Electronics Corp.                              5,811             21,036
   Wesbanco, Inc.                                              28,021            779,544
 * WESCO International, Inc.                                   16,100            144,095
   West Coast Bancorp                                          21,309            463,258
 * West Marine, Inc.                                           27,800   $        700,838
   West Pharmaceutical Services, Inc.                          19,800            673,200
 * Westaff, Inc.                                               15,900             32,595
   Westamerica Bancorporation                                   2,000            105,600
   Westar Energy, Inc.                                         89,400          1,775,484
   Westbank Corp.                                               4,515             83,076
 * Westcoast Hospitality Corp.                                 12,900             63,210
 * Westell Technologies, Inc.                                  64,280            475,672
   Western Gas Resources, Inc.                                 32,800          1,453,040
   Western Ohio Financial Corp.                                   900             28,953
 * Western Power & Equipment Corp.                              3,373              1,315
 * Western Sierra Bancorp                                       1,050             45,833
*# Western Wireless Corp.                                      83,700          1,562,679
 * Westmoreland Coal Co.                                          800             11,192
   Westwood Holdings Group, Inc.                                6,479            110,694
 * Wet Seal, Inc. Class A                                      35,575            365,355
   Weyco Group, Inc.                                              300              9,750
 * WFS Financial, Inc.                                         25,000          1,042,500
   WGL Holdings, Inc.                                          14,000            374,220
 * White Electronics Designs Corp.                             33,465            345,024
 * Whitehall Jewelers, Inc.                                    21,250            225,463
   Whitney Holdings Corp.                                      15,300            599,913
*# WHX Corp.                                                    6,333             14,313
 * Wickes, Inc.                                                 4,400              2,332
 * Wild Oats Markets, Inc.                                     44,850            508,599
*# William Lyon Homes, Inc.                                    12,600            817,740
 * Williams Industries, Inc.                                    1,200              4,224
 * Willis Lease Finance Corp.                                   9,500             64,125
   Willow Grove Bancorp, Inc.                                  14,391            243,208
 * Wilshire Financial Services Group, Inc.                        137                759
 * Wilshire Oil Co. of Texas                                    7,107             45,911
*# Wilson Greatbatch Technologies,
     Inc.                                                      31,800          1,332,420
 * Wilsons The Leather Experts, Inc.                           28,945            179,748
 * Wind River Systems, Inc.                                   117,796            766,852
 * Winmark Corp.                                                3,800             69,806
   Winn-Dixie Stores, Inc.                                     45,800            413,574
 # Winnebago Industries, Inc.                                  23,600          1,304,372
   Wintrust Financial Corp.                                    26,150          1,171,259
 * Wireless Facilities, Inc.                                   74,800          1,086,844
   Wireless Telecom Group, Inc.                                24,100             70,854
 * Wireless WebConnect!, Inc.                                   8,900                 23
 * Wiser Oil Co.                                               14,900            105,045
 * Witness Systems, Inc.                                       44,500            400,055
 * WJ Communications, Inc.                                     50,400            238,896
 * WMS Industries, Inc.                                        41,100          1,097,370
 * Wolverine Tube, Inc.                                        20,100            105,726
   Wolverine World Wide, Inc.                                  61,200          1,272,348
*# Women First HealthCare, Inc.                                 1,500              2,355
   Woodhead Industries, Inc.                                   16,726            284,007
   Woodward Governor Co.                                       15,600            778,128
 * Workflow Management, Inc.                                   18,721             92,856
 * World Acceptance Corp.                                      25,400            490,728
*# World Access, Inc.                                          35,372                 53
   World Fuel Services Corp.                                   16,100            481,873
   World Wrestling Federation
     Entertainment, Inc.                                       19,000            218,880
 * WorldGate Communications, Inc.                               6,500              6,630
 * WorldQuest Networks, Inc.                                    1,500              4,800
 * Worldwide Restaurant Concepts,
     Inc.                                                      41,500            121,180

                                                               SHARES             VALUE+
                                                               ------             ------
   Worthington Industries, Inc.                                65,400   $        936,528
   WPS Resources Corp.                                         31,200          1,382,160
 * Wright Medical Group, Inc.                                  46,100          1,284,346
   WSI Industries, Inc.                                         2,000              4,720
   X-Rite, Inc.                                                28,700            328,615
 * Xanser Corp.                                                42,800            100,152
 * Xeta Corp.                                                   9,200             56,120
 * Xicor, Inc.                                                 37,974            495,561
 * Yankee Candle Co., Inc.                                     65,200          1,924,704
   Yardville National Bancorp                                   8,000            183,200
*# Yellow Corp.                                                41,400          1,265,598
   York International Corp.                                    41,200          1,645,940
 * Young Broadcasting, Inc. Class A                            24,307            482,494
 * Zapata Corp.                                                 2,340            123,435
   Zenith National Insurance Corp.                             18,600            607,290
 * Zevex International, Inc.                                    3,400             13,600
 * Zila, Inc.                                                  63,607            253,156
*# Zix Corp.                                                   39,126            342,744
 * Zoll Medical Corp.                                          11,800            401,790
*# Zoltek Companies, Inc.                                      22,100             96,135
 * Zomax, Inc.                                                 45,600            245,328
 * Zonagen, Inc.                                               11,400             21,546
 * Zones, Inc.                                                 13,500             16,875
 * Zoran Corp.                                                 56,835          1,043,491
 * Zygo Corp.                                                  24,800            403,248
 * Zymetx, Inc.                                                 8,600                839
 * Zymogenetics, Inc.                                          72,866            969,846
                                                                        ----------------
 TOTAL COMMON STOCKS
   (Cost $1,268,834,188)                                                   1,456,635,036
                                                                        ----------------

 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                             30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                             30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                   1,139                148
*# Angeion Corp. Warrants
     10/31/07                                                     215                  0
 * Aura Systems Warrants
     05/31/05                                                   1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                      24                100
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                          9,947             62,666
 * CSF Holding, Inc. Litigation Rights                          3,250                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                            971                437
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                             22                  0
 * Imperial Sugar Co. Warrants
     08/29/08                                                     498                657
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                     188                 57
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                     582                183
 * Magnum Hunter Resources
     Warrants 03/21/05                                          7,200   $          2,808
 * Orbital Science Corp. Warrants
     08/31/04                                                     152                715
*# OSI Pharmaceutical, Inc. Rights                              4,829                  0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                   7,300                  7
 * Timco Aviation Services
     Warrants 02/27/07                                          6,696                  1
                                                                        ----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $444,107)                                                                67,779
                                                                        ----------------

                                                           FACE
                                                          AMOUNT
                                                          ------
                                                           (000)
BONDS -- (0.0%)
*Del Global Technologies Corp.
  Subordinated Promissory Note
  * 6.000%, 03/28/07                                 $              2                  0
*Timco Aviation Services, Inc.
  Jr Subordinated Note
  * 8.000%, 01/02/07                                                3                  0
                                                                        ----------------
TOTAL BONDS
  (Cost $0)                                                                            0
                                                                        ----------------
TEMPORARY CASH
  INVESTMENTS -- (9.0%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $18,732,000 FMC
    Discount Notes 1.11%, 03/25/04,
    valued at $18,661,755) to be
    repurchased at $18,386,256
    (Cost $18,385,000)                                         18,385         18,385,000
  Repurchase agreements in a Pooled
    Cash Account, UBS Warburg and
    Deutsche Bank Securities Inc.
    1.01% and 1.02% respectively,
    12/01/03 (Collateralized by
    $100,392,000 U.S. Treasury
    Obligations, rates ranging from
    5.50% to 8.875%, maturities
    ranging from 08/15/04 to 05/15/30,
    valued at $124,202,195) to be
    repurchased at  $121,030,351
    (Cost $121,020,110)**                                     121,020        121,020,110
                                                                        ----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $139,405,110)                                                        139,405,110
                                                                        ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,408,683,405)++                                               $  1,596,107,925
                                                                        ================

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
**  Security purchased with cash proceeds from securities on loan
++  The cost for federal income tax purposes is $1,412,366,266.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $114,796 of securities on loan)                 $    1,596,108
Receivables:
   Investment Securities Sold                                                            1,437
   Dividends and Interest                                                                  703
   Fund Shares Sold                                                                      1,339
   Securities Lending Income                                                                51
Prepaid Expenses and Other Assets                                                            6
                                                                                --------------
      Total Assets                                                                   1,599,644
                                                                                --------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                     121,020
   Investment Securities Purchased                                                         250
   Fund Shares Redeemed                                                                  9,756
   Due to Advisor                                                                           36
Accrued Expenses and Other Liabilities                                                      96
                                                                                --------------
      Total Liabilities                                                                131,158
                                                                                --------------
NET ASSETS                                                                      $    1,468,486
                                                                                ==============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                         106,137,727
                                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $        13.84
                                                                                ==============
Investments at Cost                                                             $    1,408,683
                                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital                                                                 $    1,283,918
Accumulated Net Investment Income (Loss)                                                   193
Accumulated Net Realized Gain (Loss)                                                    (3,050)
Unrealized Appreciation (Depreciation) of Investment Securities                        187,425
                                                                                --------------
                                                                                $    1,468,486
                                                                                ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                    $        8,704
   Interest                                                                                174
   Income from Securities Lending                                                          597
                                                                                --------------
          Total Investment Income                                                        9,475
                                                                                --------------

EXPENSES
   Investment Advisory Services                                                            310
   Accounting & Transfer Agent Fees                                                        370
   Custodian Fees                                                                           99
   Legal Fees                                                                               10
   Audit Fees                                                                               16
   Shareholders' Reports                                                                    27
   Trustees' Fees and Expenses                                                              13
   Other                                                                                     5
                                                                                --------------
          Total Expenses                                                                   850
                                                                                --------------
   NET INVESTMENT INCOME (LOSS)                                                          8,625
                                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                               11,512
   Change in Unrealized Appreciation (Depreciation) of
   Investment Securities                                                               370,338
                                                                                --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            381,850
                                                                                --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $      390,475
                                                                                ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   YEAR           YEAR
                                                                                  ENDED          ENDED
                                                                                 NOV. 30,       NOV. 30,
                                                                                   2003           2002
                                                                               -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $     8,625    $     7,934
   Net Realized Gain (Loss) on Investment Securities Sold                           11,512         59,084
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       370,338       (149,677)
                                                                               -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations          390,475        (82,659)
                                                                               -----------    -----------
Distributions From:
   Net Investment Income                                                            (8,820)        (8,137)
   Net Short-Term Gains                                                                 --         (4,872)
   Net Long-Term Gains                                                                  --         (7,758)
                                                                               -----------    -----------
          Total Distributions                                                       (8,820)       (20,767)
                                                                               -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                   397,476        348,458
   Shares Issued in Lieu of Cash Distributions                                       8,584         20,303
   Shares Redeemed                                                                (171,130)      (404,516)
                                                                               -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions                  234,930        (35,755)
                                                                               -----------    -----------
          Total Increase (Decrease)                                                616,585       (139,181)
                                                                               -----------    -----------

NET ASSETS
   Beginning of Period                                                             851,901        991,082
                                                                               -----------    -----------
   End of Period                                                               $ 1,468,486    $   851,901
                                                                               ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                 34,898         31,359
      Shares Issued in Lieu of Cash Distributions                                      658          1,875
      Shares Redeemed                                                              (15,197)       (36,939)
                                                                               -----------    -----------
                                                                                    20,359         (3,705)
                                                                               ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR            YEAR            YEAR            YEAR
                                                    ENDED            ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003             2002            2001            2000            1999
                                                -------------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period            $        9.93     $     11.08     $     11.67     $     12.24     $     11.46
                                                -------------     -----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)                          0.08            0.09            0.10            0.11            0.10
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                    3.92           (1.00)           1.24            0.65            1.83
                                                -------------     -----------     -----------     -----------     -----------
Total from Investment Operations                         4.00           (0.91)           1.34            0.76            1.93
                                                -------------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.09)          (0.10)          (0.10)          (0.11)          (0.11)
   Net Realized Gains                                      --           (0.14)          (1.83)          (1.22)          (1.04)
                                                -------------     -----------     -----------     -----------     -----------
Total Distributions                                     (0.09)          (0.24)          (1.93)          (1.33)          (1.15)
                                                -------------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                  $       13.84     $      9.93     $     11.08     $     11.67     $     12.24
                                                =============     ===========     ===========     ===========     ===========
Total Return                                            40.32%          (8.42)%         13.08%           6.48%          18.62%

Net Assets, End of Period (thousands)           $   1,468,486     $   851,901     $   991,082     $   768,151     $   586,086
Ratio of Expenses to Average Net Assets                  0.08%           0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income to Average Net
   Assets                                                0.84%           0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                                    16%             34%             13%             38%             29%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series of which The U.S. Small Cap Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values its securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $15,082

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.


D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                       $  389,381
          Sales                                              160,076

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                   $   367,666
          Gross Unrealized Depreciation                      (183,924)
                                                          -----------
          Net                                             $   183,742
                                                          ===========

     During the year ended November 30, 2003, the Series utilized capital loss carryforwards in the amount of $12,545,000 to offset realized capital gains for federal income tax purposes.

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time.

     For the year ended November 30, 2003, borrowings by the Series under the line were as follows:

            WEIGHTED          WEIGHTED        NUMBER OF      INTEREST     MAXIMUM AMOUNT
             AVERAGE           AVERAGE           DAYS         EXPENSE     BORROWED DURING
          INTEREST RATE     LOAN BALANCE     OUTSTANDING     INCURRED       THE PERIOD
          -------------     ------------     -----------     --------     ---------------
              1.81%           $ 217,000           1            $ 11          $ 217,000

     There were no outstanding borrowings by the Series under the line of credit at November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

G. SECURITIES LENDING

     As of November 30, 2003, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The Series along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides      DFAITC - since 1993     90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies    Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993     90 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG       DFAIDG - since 1986     investment companies    Economics, Graduate School of Business, University of
and DEM.                      DIG - since 1993                                Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.            DEM - since 1994                                (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                           Formerly, President, Cardean University (division of
Chicago, IL 60637                                                             UNext.com). Member of the Boards of Milwaukee Mutual
Date of Birth: 1/19/39                                                        Insurance Company and UNext.com. Formerly, Trustee,
                                                                              First Prairie Funds (registered investment
                                                                              company). Trustee, Harbor Fund (registered investment
                                                                              company) (13 Portfolios).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1994                                Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                     consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                               (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                 Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    90 portfolios in 4      John and Natty McArthur University Professor, Graduate
Harvard Business School       DFA IDG - since 2003    investment companies    School of Business Administration, Harvard University
397 Morgan Hall               DFA DIG - since 2003                            (since 1998). George Fisher Baker Professor of
Soldiers Field                DEM - since 2003                                Business Administration, Graduate School of Business
Boston, MA 02163                                                              Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                        Co-founder, Chief Science Officer, Integrated Finance
                                                                              Limited (since 2002). Formerly, Partner, Long-Term
                                                                              Capital Management.

Myron S. Scholes              DFAITC - since 1993     90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies    University. Partner, Oak Hill Capital Management.
and DEM.                      DIG - since 1993                                Chairman, Oak Hill Platinum Partners. Director,
Trustee of DFAITC.            DEM - since 1994                                Chicago Mercantile Exchange. Consultant, Arbor
Oak Hill Capital                                                              Investors. Formerly, Director, Smith Breeden Family of
Management, Inc.                                                              Funds and Partner, Long-Term Capital Management.
2775 Sand Hill Rd.                                                            Director, American Century Fund Complex (registered
Suite 220                                                                     investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith                DFAITC - since 2000     90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies    Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                            (office furniture) and Director, Ryder System Inc.
Business                                                                      (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993     90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1994                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                      Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                            and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                      Advisors Ltd. Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                     Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                      Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                       Chief Executive Officer and Chief Investment Officer
1299 Ocean Avenue                                                             of Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                        Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                       except for Dimensional Fund Advisors Canada Inc.,
                                                                              which was from 6/17/2003.)

                                                                              Limited Partner, Oak Hill Partners. Director,
                                                                              University of Chicago Business School. Formerly,
                                                                              Director, SA Funds (registered investment
                                                                              company). Formerly Director, Assante Corporation
                                                                              (investment management) (until 2002).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     90 portfolios in 4      Chairman, Director and Chief Investment Officer of
Chairman and Director of      DFAIDG - since 1981     investment companies    Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.          DIG - since 1992                                DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of       DEM - since 1994                                Investment Officer of DFAITC. Director and President
DFAITC.                                                                       of Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                             Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                        Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                        Advisors Canada Inc. (Chief Investment Officer
                                                                              positions held through 1/1/2003)

                                                                              Trustee, St. Louis University. Life Trustee and Member
                                                                              of Investment Committee, DePaul University. Director,
                                                                              The German St. Vincent Orphan Home. Member of
                                                                              Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
                                                                   OFFICERS
Arthur H. Barlow                             Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                             Since 2001       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                  Entities and Dimensional Fund Advisors Canada Inc. Prior to
Secretary                                                     April 2001, legal counsel for Dimensional (since March
Date of Birth: 1/24/67                                        2000). Associate, Jones, Day, Reavis & Pogue from October
                                                              1991 to February 2000.

Truman A. Clark                              Since 1996       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                               Since 1999       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. Formerly at Kansas State University,
Date of Birth: 11/29/56                                       Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                              Since 1994       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                           Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                        and marketing coordinator for Dimensional.

Richard A. Eustice                           Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                  Entities, except Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                          Since 1993       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                            Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. and DFA Australia Limited. Prior to
Date of Birth: 10/28/70                                       December 2001, Portfolio Manager.

Glenn S. Freed                               Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. and DFA Australia Limited. Formerly,
Date of Birth: 11/24/61                                       Professor and Associate Dean of the Leventhal School of
                                                              Accounting (September 1998 to August 2001) and Academic
                                                              Director Master of Business Taxation Program (June 1996 to
                                                              August 2001) at the University of Southern California
                                                              Marshall School of Business.

Henry F. Gray                                Since 2000       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                         Since 1997       Vice President, Controller and Assistant Treasurer of all
Vice President, Controller and                                the DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Patrick Keating                              Since 2003       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                       Executive Officer, Assante Asset Management, Inc. (October
                                                              2000 to December 2002); Director, Assante Capital Management
                                                              (October 2000 to December 2002); President and Chief
                                                              Executive Officer, Assante Capital Management (October 2000
                                                              to April 2001); Executive Vice President, Assante
                                                              Corporation (May 2001 to December 2002); Director, Assante
                                                              Asset Management Ltd. (September 1997 to December
                                                              2002); President and Chief Executive Officer, Assante Asset
                                                              Management Ltd. (September 1998 to May 2001); Executive Vice
                                                              President, Loring Ward (financial services company) (January
                                                              1996 to September 1998)

Stephen P. Manus                             Since 1997       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                                 Since 2003       Vice President of all the DFA Entities and Client Service
Vice President                                                Manager prior to becoming a Vice President; Director of
Date of Birth: 02/09/60                                       Research, Wurts and Associates (investment consulting firm)
                                                              from December 2000 to June 2002; and President, Kobe
                                                              Investment Research from August 1999 to November 2000.

Catherine L. Newell                          Since 2000       Vice President and Secretary of all the DFA Entities and
Vice President and Secretary                                  Dimensional Fund Advisors Canada Inc., except DFA Australia
Date of Birth: 5/07/64                                        Limited, for which she is Vice President and Assistant
                                                              Secretary. Director, Dimensional Funds PLC. Vice President and
                                                              Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                              Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                           Since 2002       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. and DFA Australia Limited. Research
Date of Birth: 1/28/67                                        Associate for Dimensional Fund Advisors Inc. (June 2000 to
                                                              April 2002). Research scientist (August 1998 to June 2000)
                                                              and Faculty-Postdoctural Fellow (August 1997 to August
                                                              1998), California Institute of Technology.

Michael T. Scardina                          Since 1993       Vice President, Chief Financial Officer and Treasurer of all
Vice President, Chief Financial                               the DFA Entities and Dimensional Fund Advisors Canada
Officer and Treasurer                                         Inc. Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                           Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. and DFA Australia Limited. Prior to 2001
Santa Monica, CA                                              and currently, Regional Director of Dimensional Fund
Date of Birth: 1/26/46                                        Advisors Inc.

John C. Siciliano                            Since 2001       Vice President of all the DFA Entities. Director, Dimensional
Vice President                                                Funds PLC. Managing Principal, Payden & Rygel Investment
Santa Monica, CA                                              Counsel from April 1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*                Since 1988       Executive Vice President of all the DFA Entities. Vice
Executive Vice President                                      President of Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                               Since 2000       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                              Since 1997       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                         Since 1997       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                            Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                Fund Advisors Ltd. and DFA Australia Limited. President of
Santa Monica, CA                                              Dimensional Fund Advisors Canada Inc. Prior to 2001 and
Date of Birth: 3/03/45                                        currently, Director of Financial Advisors Services of
                                                              Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II
                                  ANNUAL REPORT
                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Chart                                                           1
   Management's Discussion and Analysis                                        2
   Statement of Assets and Liabilities                                         4
   Statement of Operations                                                     5
   Statements of Changes in Net Assets                                         6
   Financial Highlights                                                        7
   Notes to Financial Statements                                               8
   Report of Independent Certified Public Accountants                         11

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
   Performance Chart                                                          12
   Schedule of Investments                                                    13
   Statement of Assets and Liabilities                                        19
   Statement of Operations                                                    20
   Statements of Changes in Net Assets                                        21
   Financial Highlights                                                       22
   Notes to Financial Statements                                              23
   Report of Independent Certified Public Accountants                         26

FUND MANAGEMENT                                                               27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
AUGUST 14, 1997-NOVEMBER 30, 2003

GROWTH OF $10,000

            EMERGING MARKETS PORTFOLIO II          MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
Aug-1997              $  10,000                                         $ 10,000
Aug-1997              $   8,806                                         $ 10,000
Sep-1997              $   9,174                                         $ 10,261
Oct-1997              $   7,831                                         $  8,569
Nov-1997              $   7,463                                         $  8,251
Dec-1997              $   7,410                                         $  8,431
Jan-1998              $   7,280                                         $  7,763
Feb-1998              $   7,983                                         $  8,569
Mar-1998              $   8,275                                         $  8,912
Apr-1998              $   8,144                                         $  8,798
May-1998              $   7,210                                         $  7,565
Jun-1998              $   6,578                                         $  6,756
Jul-1998              $   6,849                                         $  6,946
Aug-1998              $   5,121                                         $  4,912
Sep-1998              $   5,141                                         $  5,210
Oct-1998              $   5,985                                         $  5,752
Nov-1998              $   6,597                                         $  6,224
Dec-1998              $   6,791                                         $  6,111
Jan-1999              $   6,638                                         $  6,008
Feb-1999              $   6,709                                         $  6,062
Mar-1999              $   7,319                                         $  6,842
Apr-1999              $   8,650                                         $  7,678
May-1999              $   8,660                                         $  7,610
Jun-1999              $   9,493                                         $  8,457
Jul-1999              $   9,351                                         $  8,215
Aug-1999              $   9,320                                         $  8,284
Sep-1999              $   9,026                                         $  7,993
Oct-1999              $   9,371                                         $  8,156
Nov-1999              $  10,246                                         $  8,884
Dec-1999              $  11,819                                         $ 10,003
Jan-2000              $  11,646                                         $ 10,043
Feb-2000              $  11,338                                         $ 10,172
Mar-2000              $  11,430                                         $ 10,206
Apr-2000              $  10,693                                         $  9,224
May-2000              $  10,109                                         $  8,823
Jun-2000              $  10,324                                         $  9,105
Jul-2000              $   9,720                                         $  8,626
Aug-2000              $   9,833                                         $  8,656
Sep-2000              $   9,126                                         $  7,889
Oct-2000              $   8,552                                         $  7,313
Nov-2000              $   8,019                                         $  6,670
Dec-2000              $   8,445                                         $  6,822
Jan-2001              $   9,322                                         $  7,746
Feb-2001              $   8,476                                         $  7,134
Mar-2001              $   7,620                                         $  6,400
Apr-2001              $   7,961                                         $  6,698
May-2001              $   8,023                                         $  6,756
Jun-2001              $   7,847                                         $  6,599
Jul-2001              $   7,569                                         $  6,166
Aug-2001              $   7,640                                         $  6,094
Sep-2001              $   6,383                                         $  5,138
Oct-2001              $   6,569                                         $  5,454
Nov-2001              $   7,301                                         $  6,018
Dec-2001              $   7,863                                         $  6,487
Jan-2002              $   8,313                                         $  6,698
Feb-2002              $   8,198                                         $  6,801
Mar-2002              $   8,554                                         $  7,182
Apr-2002              $   8,638                                         $  7,211
May-2002              $   8,418                                         $  7,077
Jun-2002              $   7,770                                         $  6,535
Jul-2002              $   7,393                                         $  6,021
Aug-2002              $   7,414                                         $  6,109
Sep-2002              $   6,630                                         $  5,438
Oct-2002              $   6,901                                         $  5,787
Nov-2002              $   7,435                                         $  6,179
Dec-2002              $   7,135                                         $  5,969
Jan-2003              $   7,125                                         $  5,935
Feb-2003              $   7,008                                         $  5,748
Mar-2003              $   6,891                                         $  5,564
Apr-2003              $   7,837                                         $  6,032
May-2003              $   8,411                                         $  6,446
Jun-2003              $   8,741                                         $  6,799
Jul-2003              $   8,922                                         $  7,206
Aug-2003              $   9,326                                         $  7,674
Sep-2003              $   9,751                                         $  7,717
Oct-2003              $  10,496                                         $  8,360
Nov-2003              $  10,400                                         $  8,446

ANNUALIZED            ONE   FIVE      FROM
TOTAL RETURN (%)      YEAR  YEARS  AUGUST 1997
----------------------------------------------
                     39.88   9.42     0.63

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                         LOCAL
                                                        CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                            RETURN        RETURN
-----------------------------                           --------    -----------
United Kingdom                                            8.75%        20.20%
Japan                                                    10.89%        23.83%
France                                                    4.36%        25.05%
Switzerland                                               6.19%        21.02%
Germany                                                  13.35%        35.77%
Netherlands                                              -7.05%        11.00%
Australia                                                 6.24%        35.23%
Italy                                                     8.50%        29.46%
Spain                                                    11.80%        34.09%
Sweden                                                   14.22%        35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                              45.99%
Citigroup EPAC Extended Market Index (small companies)                 41.90%
MSCI EAFE Value Index (net dividends)                                  27.79%
MSCI EAFE Index (net dividends)                                        24.23%
MSCI EAFE Growth Index (net dividends)                                 20.62%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 24.23% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                                           U.S.
                                                                          DOLLAR
COUNTRY                                                                   RETURN
-------                                                                  --------
Brazil                                                                    138.10%
Argentina                                                                 124.57%
Thailand                                                                   92.80%
Chile                                                                      70.40%
Indonesia                                                                  66.70%
Hungary                                                                    25.10%
Israel                                                                     47.80%
Poland                                                                     34.80%
Taiwan                                                                     26.23%
Mexico                                                                     34.40%
Malaysia                                                                   23.80%
Philippines                                                                20.40%
Turkey                                                                     15.30%
So. Korea                                                                  10.10%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS PORTFOLIO II

     The Emerging Markets Portfolio II seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Portfolio held 475 stocks in 14 countries.

     Allocations reflect a weighting scheme targeting fixed country weights. Argentina, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Throughout the year ended November 30, 2003, the Master Fund essentially was fully invested in equities: cash equivalents averaged less than 3.0% of Master Fund assets. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets outperformed developed-country stocks. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 39.88% for the Emerging Markets Portfolio II.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company
  (Cost $10,986)++ at Value+                                                       $     13,274
Receivable for Fund Shares Sold                                                              23
Prepaid Expenses and Other Assets                                                             9
                                                                                   ------------
    Total Assets                                                                         13,306
                                                                                   ------------

LIABILITIES:
Payable for Investment Securities Purchased                                                  23
Accrued Expenses and Other Liabilities                                                       11
                                                                                   ------------
    Total Liabilities                                                                        34
                                                                                   ------------
NET ASSETS                                                                         $     13,272
                                                                                   ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                            1,357,316
                                                                                   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $       9.78
                                                                                   ============

NET ASSETS CONSIST OF:
Paid-In Capital                                                                    $     14,051
Accumulated Net Investment Income (Loss)                                                    129
Accumulated Net Realized Gain (Loss)                                                     (3,115)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                        (7)
Unrealized Appreciation (Depreciation) of Investment Securities                           2,287
Deferred Thailand Capital Gains Tax                                                         (73)
                                                                                   ------------
  Total Net Assets                                                                 $     13,272
                                                                                   ============

----------
+    See Note B to Financial Statements.
++   The cost for federal income tax purposes is $11,020.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30,2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $44)                                 $      275
  Interest                                                                                  4
  Expenses Allocated from Master Fund                                                     (36)
                                                                                   ----------
     Total Investment Income                                                              243
                                                                                   ----------

EXPENSES
  Administrative Services                                                                  42
  Accounting& Transfer Agent Fees                                                           2
  Audit Fees                                                                                1
  Filing Fees                                                                              16
  Shareholders' Reports                                                                     5
                                                                                   ----------
     Total Expenses                                                                        66

     Fees Waived, Expenses Reimbursed and/or Previously Waived
       Fees Recovered by Advisor                                                          (42)
                                                                                   ----------
     Net Expenses                                                                          24
                                                                                   ----------
  NET INVESTMENT INCOME (LOSS)                                                            219
                                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                 (231)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                (7)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities             3,863
  Deferred Thailand Capital Gains Tax                                                     (48)
                                                                                   ----------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                              3,577
                                                                                   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $    3,796
                                                                                   ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               NOV. 30,     NOV. 30,
                                                                                2003         2002
                                                                              ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $     219    $     131
   Net Realized Gain (Loss) on Investment Securities Sold                          (231)        (663)
   Net Realized Gain (Loss) on Foreign Currency Transactions                         (7)          (9)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                       3,863          627
   Deferred Thailand Capital Gains Tax                                              (48)         (25)
                                                                              ---------    ---------
          Net Increase (Decrease) in Net Assets Resulting from Operations         3,796           61
                                                                              ---------    ---------
Distributions From:
   Net Investment Income                                                           (147)        (136)
                                                                              ---------    ---------
          Total Distributions                                                      (147)        (136)
                                                                              ---------    ---------
Capital Share Transactions (1):
   Shares Issued                                                                 28,385        8,781
   Shares Issued in Lieu of Cash Distributions                                      147          136
   Shares Redeemed                                                              (28,120)      (9,199)
                                                                              ---------    ---------
          Net Increase (Decrease) from Capital Share Transactions                   412         (282)
                                                                              ---------    ---------
          Total Increase (Decrease)                                               4,061         (357)

NET ASSETS
   Beginning of Period                                                            9,211        9,568
                                                                              ---------    ---------
   End of Period                                                              $  13,272    $   9,211
                                                                              =========    =========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                               3,573        1,213
      Shares Issued in Lieu of Cash Distributions                                    21           19
      Shares Redeemed                                                            (3,533)      (1,288)
                                                                              ---------    ---------
                                                                                     61          (56)
                                                                              =========    =========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED        ENDED         ENDED
                                                   NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                     2003          2002          2001          2000          1999
                                                   --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period               $   7.11      $   7.08      $   7.83      $  10.08      $   6.57
                                                   --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.16          0.09          0.10          0.09          0.09
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                        2.63          0.04         (0.79)        (2.26)         3.50
                                                   --------      --------      --------      --------      --------
Total from Investment Operations                       2.79          0.13         (0.69)        (2.17)         3.59
                                                   --------      --------      --------      --------      --------

LESS DISTRIBUTIONS
   Net Investment Income                              (0.12)        (0.10)        (0.06)        (0.08)        (0.08)
   Net Realized Gains                                    --            --            --            --            --
                                                   --------      --------      --------      --------      --------
Total Distributions                                   (0.12)        (0.10)        (0.06)        (0.08)        (0.08)
                                                   --------      --------      --------      --------      --------
Net Asset Value, End of Period                     $   9.78      $   7.11      $   7.08      $   7.83      $  10.08
                                                   ========      ========      ========      ========      ========
Total Return                                          39.88%         1.83%        (8.96)%      (21.73)%       55.31%

Net Assets, End of Period (thousands)              $ 13,272      $  9,211      $  9,568      $ 10,465      $ 13,476
Ratio of Expenses to Average Net Assets (1)            0.58%         0.65%         0.93%         0.82%(a)      0.76%(a)
Ratio of Expenses to Average Net Assets
   (excluding waivers, assumption of
   expenses and/or recovery of previously
   waived fees) (1)                                    0.98%         1.05%         1.33%         1.22%(a)      1.16%(a)
Ratio of Net Investment Income to Average
   Net Assets                                          2.09%         1.34%         1.49%         0.98%         0.94%
Ratio of Net Investment Income to Average Net
   Assets (excluding waivers, assumption
   of expenses and/or recovery of previously
   waived fees)                                        1.69%         0.94%         1.09%         0.58%         0.54%
Portfolio Turnover Rate                                 N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series             1%            8%            6%           12%           16%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The Emerging Markets Series (the "Series" or the "Master Fund"), a series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $154.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has currently agreed to waive its fees. The expense waiver will remain in effect for a period of one year and shall continue in effect from year to year thereafter unless terminated by the Advisor. For the year ended November 30, 2003, the Advisor waived fees in the amount of $41,822.

     In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contributions prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as additions to capital.

     Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D.  FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a registered investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     During the year ended November 30, 2003, the Emerging Markets Portfolio II realized net foreign currency losses of $7,059, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized gains (losses) to accumulated net investment income.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation                        $  3,008
          Gross Unrealized Depreciation                            (754)
                                                               --------
          Net                                                  $  2,254
                                                               ========

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $3,036,000, with $1,490,000, $592,000, $669,000 and
$285,000 expiring on November 30, 2007, 2009, 2010 and 2011, respectively.

     Certain of the Master Fund's investments held by the Emerging Markets Portfolio II are securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Emerging Markets Portfolio II received unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     The Emerging Markets Portfolio II's investment in the Emerging Markets Series reflects a spinoff of Telebras Security (Common Shares and Preferred Shares) in 1998. This was treated as a spin-off of twelve other companies. It was determined to be a taxable event for federal income tax purposes. As a result, the entire amount of the mark to market of the security was distributed as realized gains in 1998 (and the proportionate amount was passed down to the Emerging Markets Portfolio II). Subsequently, as the spin-off companies are sold from the Emerging Markets Series, the Emerging Markets Portfolio II will reverse it's proportionate amount of the realized gains originally distributed in 1998 in the appropriate year. Accordingly, The Emerging Markets Portfolio II reversed $52,680 from distributable realized gains in the year ended November 30, 2003.

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no outstanding borrowings under the line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

F.  REIMBURSEMENT FEES:

     Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital. The reimbursement fees for the Portfolio were .50% of the net asset value of their shares. Effective March 30, 2002, reimbursement fees are no longer charged.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF EMERGING MARKETS PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 25, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                  THE EMERGING MARKETS SERIES      MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
4/25/94                      $  10,000                               $  10,000
4/30/94                      $   9,850                               $  10,000
5/31/94                      $  10,175                               $  10,320
6/30/94                      $  10,057                               $  10,018
7/31/94                      $  10,805                               $  10,635
8/31/94                      $  11,780                               $  11,942
9/30/94                      $  11,908                               $  12,066
10/31/94                     $  11,564                               $  11,832
11/30/94                     $  11,200                               $  11,204
12/31/94                     $  10,392                               $  10,296
1/31/95                      $   9,427                               $   9,194
2/28/95                      $   9,378                               $   8,950
3/31/95                      $   9,791                               $   8,985
4/30/95                      $  10,274                               $   9,371
5/31/95                      $  11,003                               $   9,844
6/30/95                      $  11,072                               $   9,853
7/31/95                      $  11,515                               $  10,059
8/31/95                      $  11,082                               $   9,809
9/30/95                      $  10,875                               $   9,749
10/31/95                     $  10,510                               $   9,367
11/30/95                     $  10,466                               $   9,191
12/31/95                     $  10,783                               $   9,581
1/31/96                      $  11,947                               $  10,253
2/29/96                      $  11,698                               $  10,073
3/31/96                      $  11,798                               $  10,133
4/30/96                      $  12,136                               $  10,502
5/31/96                      $  12,136                               $  10,429
6/30/96                      $  12,236                               $  10,472
7/31/96                      $  11,191                               $   9,738
8/31/96                      $  11,509                               $   9,973
9/30/96                      $  11,757                               $  10,045
10/31/96                     $  11,499                               $   9,770
11/30/96                     $  11,907                               $   9,922
12/31/96                     $  12,066                               $   9,954
1/31/97                      $  13,300                               $  10,624
2/28/97                      $  13,469                               $  11,072
3/31/97                      $  13,090                               $  10,754
4/30/97                      $  12,582                               $  10,735
5/31/97                      $  13,209                               $  11,014
6/30/97                      $  13,756                               $  11,580
7/31/97                      $  13,775                               $  11,729
8/31/97                      $  11,767                               $  10,223
9/30/97                      $  12,254                               $  10,490
10/31/97                     $  10,444                               $   8,760
11/30/97                     $   9,897                               $   8,435
12/31/97                     $   9,817                               $   8,619
1/31/98                      $   9,639                               $   7,936
2/28/98                      $  10,583                               $   8,760
3/31/98                      $  10,952                               $   9,111
4/30/98                      $  10,783                               $   8,994
5/31/98                      $   9,540                               $   7,734
6/30/98                      $   8,694                               $   6,907
7/31/98                      $   9,053                               $   7,101
8/31/98                      $   6,765                               $   5,022
9/30/98                      $   6,775                               $   5,326
10/31/98                     $   7,880                               $   5,880
11/30/98                     $   8,675                               $   6,363
12/31/98                     $   8,924                               $   6,247
1/31/99                      $   8,706                               $   6,142
2/28/99                      $   8,795                               $   6,197
3/31/99                      $   9,591                               $   6,994
4/30/99                      $  11,302                               $   7,849
5/31/99                      $  11,292                               $   7,779
6/30/99                      $  12,397                               $   8,646
7/31/99                      $  12,208                               $   8,398
8/31/99                      $  12,158                               $   8,468
9/30/99                      $  11,761                               $   8,171
10/31/99                     $  12,218                               $   8,338
11/30/99                     $  13,342                               $   9,082
12/31/99                     $  15,372                               $  10,226
1/31/2000                    $  15,133                               $  10,267
2/29/2000                    $  14,735                               $  10,399
3/31/2000                    $  14,825                               $  10,433
4/30/2000                    $  13,870                               $   9,430
5/31/2000                    $  13,105                               $   9,020
6/30/2000                    $  13,373                               $   9,308
7/31/2000                    $  12,587                               $   8,819
8/31/2000                    $  12,727                               $   8,849
9/30/2000                    $  11,812                               $   8,065
10/31/2000                   $  11,065                               $   7,477
11/30/2000                   $  10,369                               $   6,819
12/31/2000                   $  10,926                               $   6,974
1/31/2001                    $  12,050                               $   7,919
2/28/2001                    $  10,966                               $   7,293
3/31/2001                    $   9,881                               $   6,543
4/30/2001                    $  10,319                               $   6,847
5/31/2001                    $  10,389                               $   6,907
6/30/2001                    $  10,170                               $   6,747
7/31/2001                    $   9,822                               $   6,303
8/31/2001                    $   9,912                               $   6,230
9/30/2001                    $   8,289                               $   5,253
10/31/2001                   $   8,538                               $   5,576
11/30/2001                   $   9,483                               $   6,152
12/31/2001                   $  10,219                               $   6,632
1/31/2002                    $  10,786                               $   6,848
2/28/2002                    $  10,647                               $   6,953
3/31/2002                    $  11,105                               $   7,343
4/30/2002                    $  11,224                               $   7,372
5/31/2002                    $  10,936                               $   7,235
6/30/2002                    $  10,110                               $   6,681
7/31/2002                    $   9,623                               $   6,156
8/31/2002                    $   9,653                               $   6,245
9/30/2002                    $   8,637                               $   5,560
10/31/2002                   $   8,996                               $   5,916
11/30/2002                   $   9,682                               $   6,317
12/31/2002                   $   9,294                               $   6,102
1/31/2003                    $   9,284                               $   6,068
2/28/2003                    $   9,144                               $   5,877
3/31/2003                    $   8,995                               $   5,688
4/30/2003                    $  10,210                               $   6,166
5/31/2003                    $  10,956                               $   6,590
6/30/2003                    $  11,384                               $   6,950
7/31/2003                    $  11,613                               $   7,367
8/31/2003                    $  12,141                               $   7,845
9/30/2003                    $  12,688                               $   7,889
10/31/2003                   $  13,653                               $   8,547
11/30/2003                   $  13,524                               $   8,635

ANNUALIZED          ONE   FIVE      FROM
TOTAL RETURN (%)    YEAR  YEARS  APRIL 1994
-------------------------------------------
                   39.68   9.18     3.19

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.


Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                                   SHARES            VALUE+
                                                                   ------            ------
ISRAEL--(9.6%)
COMMON STOCKS--(9.6%)
  Africa-Israel Investments, Ltd.                                  10,870   $     1,622,091
* Agis Industries (1983), Ltd.                                     71,436         1,950,957
  American Israeli Paper Mills, Ltd.                                3,291           172,545
* Bank Hapoalim, Ltd.                                           2,309,640         5,362,682
* Bank Leumi Le-Israel                                          2,802,069         4,865,594
  Bezeq Israeli Telecommunication Corp.,
    Ltd.                                                        4,049,014         4,412,938
* Blue Square Chain Stores Properties
    Investment                                                     46,103           515,152
  Blue Square Israel, Ltd.                                         16,186           165,341
* CLAL Industries, Ltd.                                           289,038         1,362,756
  CLAL Insurance, Ltd.                                            114,684         1,964,810
  Delek Group, Ltd.                                                 4,584           374,735
  Discount Investment Corp                                         66,100         1,707,375
* Elbit Medical Imaging                                            17,319           112,415
  Elbit Systems, Ltd.                                              98,319         1,594,961
  Elite Industries, Ltd.                                            6,650           248,378
* Elron Electronic Industries, Ltd.                                27,495           291,240
* First International Bank of Israel                               48,660           272,719
* First International Bank of Israel, Ltd.                        347,200           388,523
  IDB Development Corp., Ltd.
    Series A                                                      101,015         2,255,362
  IDB Holding Corp., Ltd.                                          36,578           712,292
  Industrial Building Corp., Ltd.                                 300,675           278,520
  Israel Chemicals, Ltd.                                        2,410,526         3,164,612
  Israel Corp. Series A                                             5,500           605,795
* Koor Industries, Ltd.                                            25,971           803,892
  M.A. Industries, Ltd.                                           843,283         2,788,948
* Matav Cable Israel                                               19,027           156,133
  Migdal Insurance Holdings                                     2,079,107         2,854,048
  Osem Investment, Ltd.                                           210,522         2,144,173
  Property and Building Corp., Ltd.                                 3,973           304,850
  Super-Sol, Ltd. Series B                                        372,926           861,085
* Tefahot Israel Mortgage Bank, Ltd.                               56,600           479,037
  Teva Pharmaceutical Industries, Ltd.                            209,140        12,456,904
* United Mizrahi Bank, Ltd.                                       384,693         1,205,653
                                                                            ---------------

TOTAL--ISRAEL
   (Cost $39,413,217)                                                            58,456,516
                                                                            ---------------

BRAZIL--(9.1%)
PREFERRED STOCKS--(7.1%)
  Ambev Cia de Bebidas das Americas                            12,453,835         2,934,913
  Aracruz Celulose SA Series B                                    711,999         1,918,314
  Banci Itau Holding Financeira                                56,500,000         4,660,723
  Banco Bradesco SA                                           746,183,093         3,582,793
  Brasil Telecom Participacoes SA                             164,643,872         1,251,450
* Braskem SA                                                   30,000,000           481,507
  Cimento Portland Itau                                           860,000           160,502
  Companhia Brasileira de
    Distribuicao Pao de Acucar                                 28,730,000           635,628
* Companhia Siderurgica Paulista                                   65,000            16,322
* Compania Paranaense de Energia
    Series B                                                  100,000,000           431,286
* Embratel Participacoes SA                                   143,582,922           510,604
  Gerdau SA                                                        81,852         1,344,295
  Investimentos Itau SA                                         3,237,934         3,318,141
  Klabin SA                                                       542,875   $       657,639
* Lojas Renner SA                                                 800,000             5,429
  Siderurgica Belgo-Mineira                                     4,010,000           857,245
  Siderurgica de Tubarao Sid Tubarao                           27,620,000           744,531
  Siderurgica Paulista Casipa Series B                                325             2,978
  Suzano de Papel e Celulose                                      143,544           491,957
  Tele Centro Oeste Celular
    Participacoes SA                                          230,437,922           713,130
  Tele Norte Leste Participacoes SA                           180,034,131         2,532,818
  Telemar Norte Leste SA Series A                             112,000,000         2,194,774
* Telesp Celular Participacoes                                679,941,089         1,672,743
  Telesp Participacoes SA                                     188,000,000         2,621,921
  Telesudeste Celular Participacoes
    SA                                                         81,000,000           159,416
  Unibanco Unias de Bancos
    Brasileiros SA                                              3,500,000            66,508
  Unibanco-Uniao de Bancos
    Brasileiros SA                                             12,963,000           596,025
  Usinas Siderurgicas de Minas
    Gerais SA                                                      52,039           490,018
  Vale do Rio Doce Series A                                       188,160         7,291,439
* Vale do Rio Doce Series B                                        81,160                 0
  Votorantim Celulose e Papel SA                               12,467,325           632,462
  Weg SA                                                          185,000           293,162
                                                                            ---------------

TOTAL PREFERRED STOCKS
   (Cost $28,912,571)                                                            43,270,673
                                                                            ---------------

COMMON STOCKS--(2.0%)
  Ambev Cia de Bebidas das Americas                             3,320,000           704,106
  Brasil Telecom Participacoes SA                              59,520,574           371,625
  Brasil Telecom SA                                             4,230,875            20,530
  Brasil Telecom SA                                           310,600,000         1,575,660
  Cemig Cia Ene                                                77,000,000         1,225,416
* Cpfl Geracao Energia SA                                       3,140,000             3,995
  Embraer Empresa Brasileira de
    Aeronautica                                                   413,521         3,029,494
* Embratel Participacoes                                       57,550,000           253,868
* Empresa Nasional de Comercio
    Redito e Participacoes SAncorpar                              480,000               611
  Petroquimica do Sul Copesul                                   2,276,000            94,994
  Siderurgica Nacional Sid Nacional                            41,651,000         1,871,256
  Souza Cruz Industria e Comercio                                 221,000         2,131,259
  Tele Centro Oeste Celular
    Participacoes                                              57,876,799           204,248
* Tele Norte Celular Participacoes                             57,624,254            13,296
  Tele Norte Leste Participacoes                               58,595,122           613,390
  Tractebel Energia SA                                         29,600,000            12,153
                                                                            ---------------

TOTAL COMMON STOCKS
   (Cost $7,495,878)                                                             12,125,901
                                                                            ---------------

TOTAL--BRAZIL
   (Cost $36,408,449)                                                            55,396,574
                                                                            ---------------
SOUTH KOREA  (9.0%)
COMMON STOCKS  (9.0%)
* Amorepacific Corp.                                                2,100           295,246
* CJ Corp.                                                          5,550           265,484
* Cho Hung Bank Co., Ltd.                                         135,810           377,360
  Daelim Industrial Co., Ltd.                                       9,670           277,538

                                                                   SHARES            VALUE+
                                                                   ------            ------
* Daewoo Heavy Industries & Machinery,
    Ltd.                                                           41,150   $       330,692
* Daewoo Securities Co., Ltd.                                      56,445           211,308
* Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                          51,940           738,883
  Daishin Securities Co., Ltd.                                      5,340            81,074
  Hankook Tire Manufacturing Co., Ltd.                             40,550           311,365
* Hite Brewery Co., Ltd.                                            4,750           333,909
* Hyundai Heavy Industries Co., Ltd.                               20,520           646,985
* Hyundai Merchant Marine Co., Ltd.                                27,000           196,988
* Hyundai Mobis                                                    22,900         1,009,692
  Hyundai Motor Co., Ltd.                                          95,919         3,638,706
* Hyundai Securities Co., Ltd.                                     49,011           266,247
* KT Corp.                                                         32,200         1,242,943
* KT&G Corp.                                                       48,980           902,547
* Kia Motors Corp.                                                 97,120           848,351
  Kookmin Bank                                                    139,085         4,917,526
  Koram Bank, Ltd.                                                 54,820           638,476
  Korea Electric Power Corp.                                      170,620         3,598,200
* Korea Exchange Bank                                              64,600           314,388
  Korea Gas                                                        20,860           466,814
  Korean Air Co., Ltd.                                             17,670           261,658
  Kumgang Korea Chemical Co., Ltd.                                  2,600           191,423
  LG Chemical Investment, Ltd.                                     65,230           483,507
  LG Chemical, Ltd.                                                28,206         1,102,851
* LG Electronics, Inc.                                             23,720         1,174,111
  LG Engineering & Construction Corp.                              12,480           188,438
  LG Investment & Securities Co., Ltd.                             29,880           208,803
  LG Petrochemical Co., Ltd.                                       11,070           237,599
  Nong Shim Co., Ltd.                                               1,550           288,840
  POSCO                                                            19,580         2,329,304
  S-Oil Corp.                                                      49,290         1,125,586
  S1 Corp.                                                         16,638           325,964
  SK Corp., Ltd.                                                   55,584         1,280,876
  SK Telecom Co., Ltd.                                              9,090         1,467,044
  Samsung Corp.                                                    41,960           352,561
  Samsung Electro-Mechanics Co., Ltd.                              32,707           994,502
  Samsung Electronics Co., Ltd.                                    36,128        13,975,725
  Samsung Fire and Marine Insurance,
     Ltd.                                                          21,719         1,199,735
* Samsung Heavy Industries Co., Ltd.                               57,240           328,569
  Samsung SDI Co., Ltd.                                            20,352         2,065,591
* Samsung Securities Co., Ltd.                                     18,040           388,699
  Shinhan Financial Group Co., Ltd.                               151,242         2,201,851
  Shinsegae Co., Ltd.                                               4,010           800,632
                                                                            ---------------

TOTAL--SOUTH KOREA
   (Cost $26,470,350)                                                            54,884,591
                                                                            ---------------

THAILAND--(8.7%)
COMMON STOCKS --(8.7%)
* Advance Agro Public Co., Ltd.
    (Foreign)                                                     334,100           303,347
  Advance Info Service Public Co.,
    Ltd. (Foreign)                                              5,982,000         9,739,013
* Aromatics (Thailand) Public Co.,
    Ltd. (Foreign)                                              1,387,500         1,650,752
  BEC World Public Co., Ltd.
    (Foreign)                                                     391,500         2,137,684
  Bangkok Expressway Public Co.,
    Ltd. (Foreign)                                              1,794,100         1,015,571
* Bank of Asia Public Co., Ltd.
    (Foreign)                                                   9,363,000         1,242,928
* Bank of Ayudhya Public Co., Ltd.
    (Foreign)                                                   5,174,500   $     1,529,345
  Banpu Public Co., Ltd. (Foreign)                                132,000           304,170
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                  4,490,000           195,682
* Central Pattana Public Co., Ltd.                                835,500         1,025,410
  Charoen Pokphand Foods
    Public Co., Ltd. (Foreign)                                 14,442,000         1,656,716
* DBS Thai Danu Bank Public Co.,
    Ltd. (Foreign)                                                842,200           106,528
  Delta Electronics (Thailand)
    Public Co., Ltd. (Foreign)                                  4,100,710         2,721,824
  Hana Microelectronics
    Public Co., Ltd. (Foreign)                                    238,300           620,744
* International Broadcasting Corp.
    Public Co., Ltd. (Foreign)                                    612,000           347,963
  Krung Thai Bank Public Co., Ltd.
    (Foreign)                                                  17,302,970         3,748,797
  Land & Houses Public Co., Ltd.
    (Foreign)                                                   2,130,310           688,316
  National Finance and Securities
    Public Co., Ltd. (Foreign)                                    630,150           260,425
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                441,500           956,537
  Ratchaburi Electricity Generating
    Holding Public Co., Ltd. (Foreign)                          2,200,000         2,052,599
  Shin Corporation Public Co., Ltd.
    (Foreign)                                                   6,122,000         4,446,789
* Shinawatra Satellite Public Co., Ltd.
    (Foreign)                                                   1,381,225           819,913
  Siam Cement Public Co., Ltd.
    (Foreign)                                                     270,000         1,528,366
  Siam City Cement Public Co., Ltd.
    (Foreign)                                                     633,413         3,268,206
* Siam Commercial Bank Public Co.,
    Ltd. (Foreign)                                              2,549,166         2,585,880
  Siam Makro Public Co., Ltd.
    (Foreign)                                                     727,100           801,313
* TISCO Finance Public Co., Ltd.
    (Foreign)                                                   1,231,100           963,604
* Telecomasia Corp. Public Co., Ltd.
    (Foreign)                                                   6,977,800           952,511
* Thai Military Bank Public Co., Ltd.
    (Foreign)                                                  11,657,100         1,532,869
  Thai Stanley Electric (Thailand)
    Public Co., Ltd. (Foreign)                                     89,000           909,506
  Thai Union Frozen Products
    Public Co., Ltd. (Foreign)                                  3,178,520         2,467,981
  Vanachai Group Co-Foreign                                       950,200           302,255
                                                                            ---------------

TOTAL COMMON STOCKS
   (Cost $48,710,016)                                                            52,883,544
                                                                            ---------------

RIGHTS/WARRANTS--(0.0%)
* Bank of Ayudhya Public Co., Ltd.
    Warrants 08/25/08                                           1,650,200           198,396
* Telecomasia Corp. Public Co., Ltd.
    (Foreign) Warrants 03/31/08                                 1,444,563                 0
                                                                            ---------------

TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                        198,396
                                                                            ---------------

TOTAL  THAILAND
   (Cost $48,710,016)                                                            53,081,940
                                                                            ---------------

                                                                   SHARES            VALUE+
                                                                   ------            ------
MEXICO--(8.6%)
COMMON STOCKS--(8.6%)
  America Movil S.A. de C.V. Series L                           5,862,000   $     7,511,018
* America Telecom S.A. de C.V.
    Series A                                                    1,749,071         2,061,747
  Apasco S.A. de C.V.                                             112,200           848,120
* Carso Global Telecom S.A. de C.V.
    Telecom Series A1                                           1,748,071         2,466,554
  Cementos de Mexico S.A. de C.V.
    Series B                                                      805,582         4,077,250
* Coca Cola Femsa S.A. de C.V.
    Series L                                                      318,100           641,205
* Consorcio Ara S.A.                                              100,000           241,275
  Controladora Comercial Mexicana
    S.A. de C.V. Series B                                         365,700           336,847
* Corporacion Interamericana de
    Entramiento S.A. de C.V. Series B                              75,000           131,461
  Desc S.A. de C.V. Series B                                      365,000           114,040
  Desc S.A. de C.V. Series C                                        6,905             1,936
  El Puerto de Liverpool S.A. Series C1                           339,500           362,999
  Embotelladora Arca SA de CV,
    Mexico                                                        318,500           642,012
* Empresas ICA Sociedad Controladora
     S.A. de C.V.                                                 207,900            47,738
  Empresas la Moderna S.A. de C.V.
    Series A                                                      120,000            16,827
  Fomento Economico Mexicano
    Series B & D                                                  508,000         1,745,686
  Gruma S.A. de C.V. Series B                                      90,406           112,510
  Grupo Carso S.A. de C.V. Series A-1                             409,000         1,362,111
  Grupo Continental S.A.                                          346,600           492,095
  Grupo Elektra S.A. de C.V.                                      110,000           561,075
* Grupo Financiero BBva Bancomer
    'B' Shares                                                  2,198,672         1,913,442
  Grupo Financiero del Norte S.A.
    Series C                                                      238,000           782,193
  Grupo Financiero GBM Atlantico
    S.A. de C.V. Series L                                          22,745             4,585
  Grupo Financiero Inbursa S.A. de C.V.
    Series O                                                    1,424,097         1,528,908
* Grupo Gigante S.A. de C.V. Series B                             115,778            60,374
  Grupo Industrial Alfa S.A. Series A                             276,290           832,970
  Grupo Industrial Bimbo S.A. de C.V.
    Series A                                                      550,000           927,413
  Grupo Industrial Maseca S.A. de C.V.
    Series B                                                      229,000            92,722
  Grupo Modelo S.A. de C.V. Series C                            1,562,300         3,758,481
  Grupo Televisa S.A. (Certificate
    Representing Series A, Series D &
    Series L)                                                   1,375,000         2,807,787
* Hylsamex S.A. de C.V. Series B                                   60,000            37,545
  Industrias Penoles S.A. de C.V.                                 165,000           462,670
  Kimberly Clark de Mexico S.A. de C.V.
    Series A                                                      578,000         1,433,573
* Nueva Grupo Mexico S.A. de C.V.
    Series B                                                      419,858           754,332
* Organizacion Soriana S.A. de C.V.
    Series B                                                      285,000           619,444
  TV Azteca S.A. de C.V. Series A                               1,055,000           567,710
  Telefonos de Mexico S.A. Series A                               100,000           166,079
  Telefonos de Mexico S.A. Series L                             4,532,000         7,502,871
* US Commercial Corp. S.A. de C.V.                                223,000   $        85,993
  Vitro S.A.                                                      121,600           115,630
  Walmart de Mexico S.A. de C.V.
    Series C                                                    1,556,955         4,148,158
  Walmart de Mexico S.A. de C.V.
    Series V                                                      137,180           396,263
                                                                            ---------------

TOTAL COMMON STOCKS
   (Cost $40,119,156)                                                            52,773,649
                                                                            ---------------

INVESTMENT IN CURRENCY--(0.0%)
* Mexican Peso
    (Cost $26,135)                                                                   23,875
                                                                            ---------------

RIGHTS/WARRANTS--(0.0%)
* Empresas ICA Sociedad Controladora
    S.A de C.V. Rights 12/09/03
    (Cost $114,709)                                               207,900            22,593
                                                                            ---------------

TOTAL--MEXICO
   (Cost $40,260,000)                                                            52,820,117
                                                                            ---------------

TURKEY--(8.6%)
COMMON STOCKS--(8.6%)
  Akbank T.A.S.                                             1,811,999,062         8,056,083
  Anadolu Efes Biracilik ve
    Malt Sanayi A.S.                                          182,246,814         2,144,080
  Arcelik A.S.                                              1,549,702,646         6,730,924
* Aygaz A.S.                                                  593,998,416         1,320,448
* BSH Profilo Elektrikli Gerecler
    Sanayii A.S.                                                4,725,086            56,559
* Dogan Sirketler Grubu Holdings A.S                          577,649,971           675,637
* Dogan Yayin Holding A.S.                                    282,794,524           778,555
  Enka Insaat Ve Sanayi A.S.                                   83,056,850         3,039,358
* Eregli Demir ve Celik Fabrikalari
    Turk A.S.                                                 145,031,000         2,752,811
* Ford Otomotiv Sanayi A.S.                                   722,990,000         3,758,361
* Hurriyet Gazetecilik ve Matbaacilik
    A.S.                                                      370,163,648           968,451
* Koc Holding A.S.                                            368,118,168         4,557,413
  Migros Turk A.S.                                            180,108,150         2,168,197
  Tat Konserve Sanayii A.S.                                             7                 0
* Tofas Turk Otomobil Fabrikasi A.S.                        1,489,092,271         2,240,768
  Trakya Cam Sanayii A.S.                                     115,327,000           309,616
  Tupras-Turkiye Petrol Rafineleri A.S.                       289,886,950         2,022,467
* Turk Sise ve Cam Fabrikalari A.S.                           430,349,924           594,601
* Turkiye Garanti Bankasi A.S.                              1,549,482,967         3,311,993
* Turkiye Is Bankasi A.S. Series C                            989,612,850         4,873,606
* Vestel Elektronik Sanayi Ticaret A.S.                       240,241,000           706,591
* Yapi ve Kredi Bankasi A.S.                                1,232,184,338         1,500,197
                                                                            ---------------

 TOTAL--TURKEY
   (Cost $30,184,710)                                                            52,566,716
                                                                            ---------------

INDONESIA--(8.4%)
COMMON STOCKS--(8.4%)
  PT Astra Agro Lestari Tbk                                     1,150,000           212,608
* PT Astra International Tbk                                    8,470,461         4,476,045
* PT Bank Central Asia Tbk                                        490,000           190,979
* PT Bank Danamon Indonesia Tbk                                   890,000           185,982
  PT Bimantara Citra Tbk                                          943,500           360,099
  PT Gudang Garam Tbk                                           4,695,500         7,009,846
  PT Hanjaya Mandala Sampoerna
      Tbk                                                      13,377,500         6,705,073

                                                                   SHARES            VALUE+
                                                                   ------            ------
* PT Indocement Tunggal Prakarsa
    Tbk                                                         7,362,000   $     1,586,763
  PT Indofood Sukses Makmur Tbk                                18,886,400         1,497,910
  PT Indonesian Satellite Corp. Tbk                             2,993,500         4,024,671
  PT International Nickel Indonesia Tbk                            73,000           195,605
  PT Kalbe Farma Tbk                                            1,050,000            98,818
* PT Lippo Bank Tbk Series A                                    3,281,200           192,365
* PT Lippo Land Development Tbk                                   166,500            10,767
* PT Makindo Tbk                                                2,236,500           226,806
  PT Medco Energi International Tbk                             9,754,000         1,518,626
* PT Panasia Indosyntec Tbk                                        75,100             2,428
  PT Ramayana Lestari Sentosa Tbk                               4,004,000         1,844,726
  PT Sari Husada Tbk                                               13,793            23,191
  PT Semen Gresik Tbk                                           1,739,502         1,676,501
  PT Telekomunikasi Indonesia
    (Persero) Tbk Series B                                     18,576,820        13,342,795
  PT Tempo Scan Pacific                                           277,000           170,941
  PT Unilever Tbk                                              15,765,000         5,914,223
                                                                            ---------------

TOTAL--INDONESIA
   (Cost $46,236,443)                                                            51,467,768
                                                                            ---------------

MALAYSIA--(8.0%)
COMMON STOCKS--(8.0%)
  AMFB Holdings Berhad                                            317,000           442,131
  AMMB Holdings Berhad                                            951,443           713,582
* Aokam Perdana Berhad                                                333                 5
  Berjaya Sports Toto Berhad                                      518,000           545,263
  British American Tobacco Berhad                                 167,000         1,889,737
  Commerce Asset Holding Berhad                                 1,673,000         1,769,858
* Digi.Com Berhad                                                 449,862           414,346
  Diversified Resources Berhad                                    581,000           322,608
  Gamuda Berhad                                                   447,000           823,421
  Genting Berhad                                                  457,000         2,056,500
  Golden Hope Plantations Berhad                                  632,000           565,474
  Hong Leong Bank Berhad                                          874,250         1,207,845
  Hong Leong Credit Berhad                                        727,429           966,715
  Hong Leong Properties Berhad                                    175,328            26,761
  IOI Corp. Berhad                                                615,000         1,181,447
  IOI Oleochemical Industries Berhad                               22,041            45,822
  IOI Properties Berhad                                           103,000           216,842
  Kuala Lumpur Kepong Berhad                                      462,500           803,289
* MBF Holdings Berhad                                               7,050               584
  Magnum Corp. Berhad                                           1,007,500           726,460
  Malakoff Berhad                                                 566,000           811,763
  Malayan Banking Berhad                                        1,988,500         5,232,895
  Malayan Cement Berhad                                         1,739,000           414,157
  Malaysia Mining Corp. Berhad                                    675,000           431,645
* Malaysian Airlines System Berhad                                814,000           951,095
  Malaysian International Shipping
    Corp. (Foreign)                                               635,666         1,990,638
  Malaysian Pacific Industries                                    136,000           608,421
* Maxis Communications Berhad                                     100,000           188,158
  Nestle (Malaysia) Berhad                                        146,000           810,684
  O.Y.L. Industries Berhad                                         89,000           884,145
  Oriental Holdings Berhad                                        168,000           190,105
  PPB Group Berhad                                                294,000           468,079
  Perusahaan Otomobil Nasional
    Berhad                                                        338,000           760,500
  Petronas Dagangan Berhad                                        322,000           588,921
  Petronas Gas Berhad                                           1,283,000         2,414,066
* Plus Expressways Berhad                                         295,000           194,079
  Public Bank Berhad (Foreign)                                  2,970,402   $     2,212,168
  RHB Capital Berhad                                            1,185,000           598,737
  Resorts World Berhad                                            709,000         1,940,421
* Silverstone Corp. Berhad                                         11,587             1,098
  Sime Darby Berhad (Malaysia)                                  1,394,800         1,945,379
  Southern Bank Berhad                                             48,440            31,996
  Southern Bank Berhad (Foreign)                                  734,437           479,317
  Telekom Malaysia Berhad                                       1,829,000         4,139,316
  Tenaga Nasional Berhad                                        1,718,000         4,091,553
* Time Dotcom Berhad                                            1,518,000           385,492
  UMW Holdings Berhad                                             268,333           423,684
  YTL Corp. Berhad                                                931,362         1,039,204
                                                                            ---------------

TOTAL COMMON STOCKS
    (Cost $46,883,068)                                                           48,946,406
                                                                            ---------------

RIGHTS/WARRANTS--(0.0%)
* AMMB Holdings Berhad Rights
    11/27/03
    (Cost $0)                                                     180,288            77,809
                                                                            ---------------

TOTAL--MALAYSIA
   (Cost $46,883,068)                                                            49,024,215
                                                                            ---------------

TAIWAN--(7.7%)
COMMON STOCKS--(7.7%)
  Accton Technology Corp.                                          99,296            70,656
  Acer, Inc.                                                      456,767           652,715
* Advanced Semiconductor
    Engineering, Inc.                                             643,500           593,565
  Advantech Co., Ltd.                                              58,706            91,970
  Ambit Microsystems Corp.                                         60,852           156,807
  Amtran Technology Co., Ltd.                                      66,080            56,889
* Arima Computer Corp.                                            178,800            64,399
  Asia Cement Corp.                                               428,000           208,047
  Askey Computer Co., Ltd.                                         60,200            33,141
  Asustek Computer, Inc.                                          478,875         1,065,724
  Au Optronics Corp.                                              896,750         1,073,999
  Benq Corp.                                                      433,600           511,686
* CMC Magnetics Corp.                                             547,400           411,952
  CTB Financial Holding Co., Ltd.                               2,086,535         1,221,982
  Cathay Financial Holdings Co., Ltd.                             767,529         1,110,276
* Cathay Real Estate Development
    Co., Ltd.                                                     347,213           122,516
* Chang Hwa Commercial Bank                                       807,796           371,374
  Cheng Shin Rubber Industry Co., Ltd.                            171,698           230,271
  Cheng Uei Precision Industry Co.,
    Ltd.                                                           39,215            82,105
* Chi Mei Optoelectronic Corp.                                    301,000           341,104
  Chicony Electronics Co., Ltd.                                    45,240            86,771
* China Airlines                                                  502,579           223,695
* China Development Financial Holdong
    Co., Inc.                                                     932,000           412,099
  China Motor Co., Ltd.                                           266,628           468,453
  China Steel Corp.                                             1,984,916         1,586,770
* Chinatrust Financial Holdings Co.,
    Ltd.                                                           65,024            63,596
* Chinatrust Financial Holdings Co.,
    Ltd. Preferred                                                162,048            47,452
* Chungwa Picture Tubes Co., Ltd.                               1,008,000           441,277
  Compal Electronics                                              621,810           844,860
* Compeq Manufacturing Co., Ltd.                                  131,300            71,129

                                                                   SHARES            VALUE+
                                                                   ------            ------
* Cosmos Bank Taiwan                                              252,000   $       130,612
  D-Link Corp.                                                     82,100            96,885
  Delta Electronics Industrial Co., Ltd.                          310,027           407,620
* E.Sun Financial Holding Co., Ltd.                               444,000           256,129
  Elitegroup Computer Systems Co.,
    Ltd.                                                          100,750           101,488
  Eternal Chemical Co., Ltd.                                       93,000            56,644
  Eva Airways Corp.                                               431,758           183,956
  Evergreen Marine Corp., Ltd.                                    450,682           364,241
  Far East Textile, Ltd.                                          753,980           366,503
* Far Eastern International Bank                                  303,000           143,736
* First Financial Holding Co., Ltd.                             1,165,000           750,512
  Formosa Chemicals & Fiber Co., Ltd.                             902,491         1,374,217
  Formosa Plastics Corp.                                        1,009,123         1,492,261
  Formosa Taffeta Co., Ltd.                                       243,203           101,127
  Fu Sheng Industria                                               84,863           145,373
  Fubon Financi                                                 1,733,052         1,573,195
  Fuh-Hwa Financial Holding Co., Ltd.                             485,797           150,789
  Giga-Byte Technology Co., Ltd.                                  124,200           221,851
  Hon Hai Precision Industry Co., Ltd.                            528,940         2,044,511
  Hotai Motor Co., Ltd.                                            87,000            96,553
* Hsinchu International Bank                                      258,000           110,302
  International Bank of Taipei                                    444,122           226,288
  Inventec Corp.                                                  362,560           216,580
  Kinpo Electronics, Inc.                                         189,200           106,373
  Lite-On Technology Corp.                                        674,646           723,046
* Macronix International Co., Ltd.                                663,500           159,318
  Media Tek, Inc.                                                 134,390         1,188,456
  Micro-Star International                                        114,700           179,691
  Mitac International Corp.                                       166,000            72,184
* Mosel Vitelic Inc. Co., Ltd.                                    518,000            29,123
  Nan Ya Plastic Corp.                                          1,317,156         1,735,637
* Nanya Technology Co., Ltd.                                      738,989           432,790
  Nien Hsing Textile Co., Ltd.                                     95,000            95,139
  Nien Made Enterprise Co., Ltd.                                   45,216            79,442
  Oriental Union Chemical Corp.                                   106,920           122,731
* Pacific Electric Wire & Cable Corp.                             233,200             3,551
  Pihsiang Machinery Mfg. Co., Ltd.                                32,760           108,401
  Pou Chen Corp.                                                  395,415           413,362
  Premier Image Technology Corp.                                   85,800           131,903
  President Chain Store Corp.                                     153,927           245,653
  Quanta Computer, Inc.                                           576,255         1,358,375
  Realtek Semiconductor Corp.                                     112,920           203,355
* Ritek Corp.                                                     376,750           246,018
* Shin Kong Fin                                                   436,000           259,174
* Silicon Integrated Systems Corp.                                267,000           186,861
* Siliconware Precision Industries Co.,
    Ltd.                                                          339,000           351,408
  Sunplus Technology Co., Ltd.                                    136,950           238,610
  Synnex Tech International Corp.                                 129,800           178,261
  Systex Corp., Ltd.                                              159,500            83,136
  Taishin Financial Holdings Co., Ltd.                            713,000           517,786
* Taiwan Business Bank                                            508,000           127,186
  Taiwan Cement Corp.                                             534,697           236,425
  Taiwan Glass Ind. Corp.                                         204,370           149,612
* Taiwan Semiconductor Manufacturing
    Co., Ltd.                                                   3,975,480         7,392,179
  Taiwan Styrene Monomer Corp.                                     84,700            71,183
* Tatung Co., Ltd.                                                884,000           220,029
  Teco Electric & Machinery Co., Ltd.                             309,000           104,960
  Tong Yang Industry Co., Ltd.                                     76,220           120,524
  Transcend Information, Inc.                                      29,344   $        61,867
  Uni-President Enterprises Corp.                                 619,020           246,520
* United Microelectronics Corp.                                 3,389,381         2,977,493
  Via Technologies, Inc.                                          266,246           326,668
* Walsin Lihwa Corp.                                              578,000           171,792
  Wan Hai Lines Co., Ltd.                                         241,080           218,843
* Winbond Electronics Corp.                                       929,000           418,934
  Ya Hsin Industrial Co., Ltd.                                    130,212           163,956
* Yageo Corp.                                                     405,440           170,961
  Yang Ming Marine Transport Corp.                                385,000           356,252
  Yieh Phui Enterprise Co., Ltd.                                  165,300           105,037
  Yuen Foong Yu Paper Manufacturing
    Co., Ltd.                                                     262,650           108,444
  Yulon Motor Co., Ltd.                                           329,200           400,053
  Zyxel Communication Corp.                                        55,200           116,381
                                                                            ---------------

TOTAL COMMON STOCKS
    (Cost $38,863,438)                                                           47,043,736
                                                                            ---------------

INVESTMENT IN CURRENCY--(0.0%)
* Taiwan Dollar
    (Cost $304,473)                                                                 303,330
                                                                            ---------------

TOTAL--TAIWAN
   (Cost $39,167,911)                                                            47,347,066
                                                                            ---------------

UNITED STATES--(6.5%)
COMMON STOCKS--(6.5%)
  BBV Banco BHIF ADR                                               64,200         1,589,592
  Banco de Chile Series F ADR                                      47,643         1,305,895
  Banco Santander Chile Sponsored
    ADR                                                           295,998         7,021,073
* Chilesat Corp. S.A. ADR                                             788             1,694
  Cia Telecom de Chile ADR                                        421,400         5,836,390
  Compania Cervecerias Uni ADR                                    115,400         2,413,014
  Cristalerias de Chile SA ADR                                     35,600         1,076,900
  Distribucion y Servicio D&S SA ADR                              176,800         3,323,840
  Embotelladora Andina SA Andina ADR                              109,600         1,036,816
  Embotelladora Andina SA Andina
    Series B ADR                                                   89,100           864,270
* Empresa Nacional de Elec ADR                                    514,018         5,854,665
  Enersis SA ADR                                                  285,903         1,841,215
* Grupo Financiero Galicia S.A. ADR                               211,011         1,306,158
  Lan Chile SA ADR                                                125,900         1,932,565
* Madeco SA                                                         4,450            35,066
  Masisa SA ADR                                                    25,100           265,809
  Sociedad Quimica y Minera de Chile
    SA ADR                                                         61,300         2,540,885
  Sociedad Quimica y Minera de Chile
    SA ADR Class A                                                    902            37,478
  Vina Concha y Toro SA Conchatoro
    ADR                                                            27,100         1,207,576
                                                                            ---------------

TOTAL--UNITED STATES
   (Cost $39,950,627)                                                            39,490,901
                                                                            ---------------

POLAND--(3.9%)
COMMON STOCKS--(3.9%)
* Agora SA                                                         98,779         1,107,371
  Bank Polska Kasa Opieki-- Grupa
    Pekao SA                                                      156,792         4,173,607
  Bank Przemyslowo Handlowy Pbk                                    31,526         2,582,101
  Bank Zackodni Wbk SA                                             93,312         1,719,588
* Big Bank Gdanski SA                                           2,029,541         1,277,872

                                                                   SHARES            VALUE+
                                                                   ------            ------
* Bre Bank SA                                                      35,201   $       797,357
  Browary Zywiec SA                                                15,860         1,743,495
* Budimex SA                                                       36,763           319,922
* Cersanit-Krasnystaw SA                                           19,143           357,674
  Debica SA                                                        19,800           595,467
  Frantschach Swiecie SA                                           91,061         1,794,641
* Kredyt Bank SA                                                  418,563           803,484
* Netia Holdings SA                                               495,665           478,282
* Optimus Technologie                                               6,873            13,193
  Orbis SA                                                         77,409           485,413
  Polski Koncern Naftowy Orlen S.A.                               267,237         1,593,701
* Prokom Software SA                                               21,336           873,750
  Telekomunikacja Polska SA                                       712,274         2,552,287
  Zaklady Metali Lekkich Kety SA                                   15,120           441,175
                                                                            ---------------

TOTAL--POLAND
   (Cost $21,204,440)                                                            23,710,380
                                                                            ---------------

PHILIPPINES--(3.7%)
COMMON STOCKS--(3.7%)
  Aboitiz Equity Ventures, Inc.                                 7,803,400           427,104
  Ayala Corp.                                                  35,419,600         3,019,167
  Ayala Land, Inc.                                             27,511,576         2,665,994
  Bank of the Philippine Island                                 3,867,811         2,984,583
* Equitable PCI Bank, Inc.                                      2,217,300         1,313,071
* Filipina Water Bottling Corp.                                 2,006,957                 0
* Metro Bank and Trust Co.                                      4,584,435         2,138,992
  Petron Corp.                                                 28,593,000         1,077,529
* Philippine Long Distance Telephone
    Co.                                                           347,030         4,701,797
  SM Prime Holdings, Inc.                                      29,223,000         3,408,695
  Union Bank of the Philippines                                 1,572,300           719,491
                                                                            ---------------

 TOTAL--PHILIPPINES
   (Cost $42,708,447)                                                            22,456,423
                                                                            ---------------

HUNGARY--(3.5%)
COMMON STOCKS--(3.5%)
  Budapesti Elektromos Muvek RT                                       185            12,224
  Delmagyarorszagi Aramszolgaltato
    Demasz RT                                                       2,275           118,229
  Egis RT                                                          37,757         1,411,395
  Gedeon Richter, Ltd.                                             46,937         5,005,825
  Magyar Olay-Es Gazipari RT                                      168,429         4,741,231
  Matav RT                                                      1,050,555         3,539,162
* Orszagos Takerekpenztar es
    Keresdelmi Bank RT                                            386,220         4,734,377
* Tiszai Vegyi Kombinat RT                                        117,534         2,116,401
                                                                            ---------------

TOTAL--HUNGARY
   (Cost $15,788,433)                                                            21,678,844
                                                                            ---------------

ARGENTINA--(2.3%)
COMMON STOCKS--(2.3%)
* Acindar Industria Argentina de Aceros
    SA Series B                                                   899,000         1,032,010
* Alpargatas SA Industrial y Comercial                              1,078             1,001
  Alto Palermo SA Series A                                          5,000             5,692
* Banco del Sud Sociedad Anonima
    Series B                                                       29,000            25,821
* Banco Frances del Rio de la Plata
    SA                                                            467,809   $       966,939
* Capex SA Series A                                                52,893            71,483
* Celulosa Argentina SA Series B                                   18,750            17,589
* Central Costanera SA Series B                                   114,100           126,990
* Central Puerto SA Series B                                       16,000             9,464
* Garovaglio y Zorraquin SA                                        28,000             6,856
* Gas Natural SA, Buenos Aires                                    345,000           181,017
* IRSA Inversiones y Representaciones
    SA                                                            657,649           627,383
* Juan Minetti SA                                                 353,151           313,316
* Ledesma S.A.A.I.                                                242,632           148,138
* Metrogas SA Series B                                            543,115           253,879
* Molinos Rio de la Plata SA Series B                             694,833         1,100,340
* Perez Companc SA                                              2,274,901         2,054,462
* Renault Argentina SA                                            176,559            95,446
  Siderar SAIC Series A                                           721,484         2,695,763
  Solvay Indupa S.A.I.C.                                          555,366           432,676
* Telecom Argentina Stet-France SA
    Series B                                                      977,000         1,450,871
  Tenaris SA                                                      653,898         1,705,065
* Transportadora de Gas del Sur SA
    Series B                                                    1,028,000           719,172
                                                                            ---------------

TOTAL COMMON STOCKS
   (Cost $24,517,763)                                                            14,041,373
                                                                            ---------------

 INVESTMENT IN CURRENCY--(0.0%)
* Argentine Peso
    (Cost $20,541)                                                                   21,510
                                                                            ---------------

TOTAL--ARGENTINA
   (Cost $24,538,304)                                                            14,063,096
                                                                            ---------------

EMU--(0.0%)
INVESTMENT IN CURRENCY--(0.0%)
* Euro Currency
    (Cost $1,024)                                                                     1,354
                                                                            ---------------

                                                               FACE
                                                              AMOUNT
                                                          --------------
                                                               (000)
TEMPORARY CASH
   INVESTMENTS--(2.4%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $15,054,000
    FHLB Notes 1.875%, 02/15/05,
    valued at $15,166,905) to be
    repurchased at $14,943,021
    (Cost $14,942,000)                                    $        14,942        14,942,000
                                                                            ---------------

TOTAL INVESTMENTS-- (100.0%)
   (Cost $512,867,652)++                                                    $   611,388,501
                                                                            ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
++  The cost for federal income tax purposes is $513,698,194.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE EMERGING MARKETS SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value                                                   $ 611,389
Cash                                                                         115
Receivables:
   Dividends, Interest and Tax Reclaims                                      713
   Fund Shares Sold                                                          633
                                                                       ---------
      Total Assets                                                       612,850
                                                                       ---------

LIABILITIES:
Payables:
   Investment Securities Purchased                                         2,387
   Due to Advisor                                                             50
Deferred Thailand Capital Gains Tax                                        2,691
Deferred Chilean Repatriation Tax                                             34
Accrued Expenses and Other Liabilities                                       127
                                                                       ---------
      Total Liabilities                                                    5,289
                                                                       ---------
NET ASSETS                                                             $ 607,561
                                                                       =========

Investments at Cost                                                    $ 512,868
                                                                       =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE EMERGING MARKETS SERIES
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,731)                                 $  10,745
   Interest                                                                                  159
                                                                                       ---------
      Total Investment Income                                                             10,904
                                                                                       ---------

EXPENSES
   Investment Advisory Services                                                              425
   Accounting & Transfer Agent Fees                                                          469
   Custodian Fees                                                                            524
   Legal Fees                                                                                  2
   Audit Fees                                                                                  3
   Shareholders' Reports                                                                       6
   Trustees' Fees and Expenses                                                                 6
   Other                                                                                       3
                                                                                       ---------
          Total Expenses                                                                   1,438
                                                                                       ---------
NET INVESTMENT INCOME (LOSS)                                                               9,466
                                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
     SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                 (6,216)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                (283)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
      Foreign Currency                                                                   148,355
   Translation of Foreign Currency Denominated Amounts                                        10
   Deferred Thailand Capital Gains Tax                                                    (1,826)
                                                                                       ---------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                         140,040
                                                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $ 149,506
                                                                                       =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE EMERGING MARKETS SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               NOV. 30,     NOV. 30,
                                                                                 2003         2002
                                                                              ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $   9,466    $   5,533
   Net Realized Gain (Loss) on Investment Securities Sold                        (6,216)     (19,675)
   Net Realized Gain (Loss) on Foreign Currency Transactions                       (283)        (308)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities and Foreign Currency                                            148,355       18,972
   Translation of Foreign Currency Denominated Amounts                               10            4
   Deferred Thailand Capital Gains Tax                                           (1,826)        (865)
                                                                              ---------    ---------
          Net Increase (Decrease) in Net Assets Resulting from Operations       149,506        3,661
                                                                              ---------    ---------

Transactions in Interest:
   Contributions                                                                156,160       74,308
   Withdrawals                                                                  (41,298)     (42,496)
                                                                              ---------    ---------
          Net Increase (Decrease) From Transactions in Interest                 114,862       31,812
                                                                              ---------    ---------
          Total Increase (Decrease)                                             264,368       35,473

NET ASSETS
   Beginning of Period                                                          343,193      307,720
                                                                              ---------    ---------
   End of Period                                                              $ 607,561    $ 343,193
                                                                              =========    =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE EMERGING MARKETS SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR           YEAR          YEAR            YEAR             YEAR
                                                         ENDED          ENDED         ENDED           ENDED            ENDED
                                                       NOV. 30,       NOV. 30,      NOV. 30,        NOV. 30,         NOV. 30,
                                                         2003           2002          2001            2000             1999
                                                     -----------    -----------    -----------     -----------     -----------
Net Asset Value, Beginning of Period                         N/A+           N/A+           N/A+            N/A+            N/A+
                                                     -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               --             --             --              --              --
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                         --             --             --              --              --
                                                     -----------    -----------    -----------     -----------     -----------
Total from Investment Operations                              --             --             --              --              --
                                                     -----------    -----------    -----------     -----------     -----------
LESS DISTRIBUTIONS
                                                                                                                   -----------
   Net Investment Income                                      --             --             --              --              --
   Net Realized Gains                                         --             --             --              --              --
                                                     -----------    -----------    -----------     -----------     -----------
Total Distributions                                           --             --             --              --              --
                                                     -----------    -----------    -----------     -----------     -----------
Net Asset Value, End of Period                               N/A+           N/A+           N/A+            N/A+            N/A+
                                                     ===========    ===========    ===========     ===========     ===========
Total Return                                               39.67%          2.10%         (8.54)%        (22.30)%         53.78%

Net Assets, End of Period (thousands)                $   607,561    $   343,193    $   307,720     $   296,726     $   344,175
Ratio of Expenses to Average Net Assets                     0.34%          0.34%          0.46%           0.46%           0.46%
Ratio of Net Investment Income to Average Net
   Assets                                                   2.23%          1.64%          1.94%           1.33%           1.34%
Portfolio Turnover Rate                                        1%             8%             6%             12%             16%

----------
N/A+ Not applicable as The Emerging Markets Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The Emerging Markets Series (the "Series") is presented in this report.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

      2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $6,174.

      4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

      5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

         Purchases                                       $ 127,960
         Sales                                               3,994

      There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its Feeder Fund.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

         Gross Unrealized Appreciation                   $ 170,978
         Gross Unrealized Depreciation                     (73,288)
                                                         ---------
         Net                                             $  97,690
                                                         =========

F. LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the discretionary line of credit during the year ended November 30, 2003.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE EMERGING MARKETS SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
    WITH THE FUND             TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS                LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993   90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983   investment companies    Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993   90 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG       DFAIDG - since 1986   investment companies    Economics, Graduate School of Business, University of
and DEM.                      DIG - since 1993                              Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.            DEM - since 1994                              (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                         Formerly, President, Cardean University (division of
Chicago, IL 60637                                                           UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                      Mutual Insurance Company and UNext.com. Formerly,
                                                                            Trustee, First Prairie Funds (registered investment
                                                                            company). Trustee, Harbor Fund (registered investment
                                                                            company) (13 Portfolios).

 NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
    WITH THE FUND             TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS                LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993   90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981   investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                              (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1994                              Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                   consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                             (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                               Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003  90 portfolios in 4      John and Natty McArthur University Professor, Graduate
Harvard Business School       DFA IDG - since 2003  investment companies    School of Business Administration, Harvard University
397 Morgan Hall               DFA DIG - since 2003                          (since 1998). George Fisher Baker Professor of
Soldiers Field                DEM - since 2003                              Business Administration, Graduate School of Business
Boston, MA 02163                                                            Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                      Co-founder, Chief Science Officer, Integrated
                                                                            Finance Limited (since 2002). Formerly, Partner,
                                                                            Long-Term Capital Management.

Myron S. Scholes              DFAITC - since 1993   90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG       DFAIDG - since 1981   investment companies    University. Partner, Oak Hill Capital Management.
and DEM.                      DIG - since 1993                              Chairman, Oak Hill Platinum Partners. Director,
Trustee of DFAITC.            DEM - since 1994                              Chicago Mercantile Exchange. Consultant, Arbor
Oak Hill Capital                                                            Investors. Formerly, Director, Smith Breeden Family of
Management, Inc.                                                            Funds and Partner, Long-Term Capital Management.
2775 Sand Hill Rd.                                                          Director, American Century Fund Complex (registered
Suite 220                                                                   investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith                DFAITC - since 2000   90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000   investment companies    Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                              Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                              School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                          (office furniture) and Director, Ryder System Inc.
Business                                                                    (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth Chairman,      DFAITC - since 1993   90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Director, Chief Executive     DFAIDG - since 1981   investment companies    Investment Officer and President of Dimensional
Officer, Chief Investment     DIG - since 1992                              Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Officer and President of      DEM - since 1994                              DIG and DEM. Chairman, Trustee, Chief Executive
DFAIDG, DIG and DEM. Chairman,                                              Officer, Chief Investment Officer and President of
Trustee, Chief Executive                                                    DFAITC. Director and Chief Investment Officer of
Officer, Chief Investment                                                   Dimensional Fund Advisors Ltd. Director, Chief
Officer and President of                                                    Executive Officer, Chief Investment Officer and
DFAITC.                                                                     President of DFA Australia Ltd. Director of
1299 Ocean Avenue                                                           Dimensional Funds PLC. Chairman, Director, Chief
Santa Monica, CA 90401                                                      Executive Officer and Chief Investment Officer of
Date of Birth: 12/02/46                                                     Dimensional Fund Advisors Canada Inc. (All Chief
                                                                            Investment Officer positions held starting 1/1/2003
                                                                            except for Dimensional Fund Advisors Canada Inc.,
                                                                            which was from 6/17/2003.)


                                                                            Limited Partner, Oak Hill Partners. Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Formerly Director, Assante Corporation
                                                                            (investment management) (until 2002).

 NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
    WITH THE FUND             TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS                LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield* Chairman    DFAITC - since 1993   90 portfolios in 4    Chairman, Director and Chief Investment Officer of
and Director of DFAIDG, DIG     DFAIDG - since 1981   investment companies  Dimensional Fund Advisors Inc., DFA Securities
and DEM. Trustee and            DIG - since 1992                            Inc., DFAIDG, DIG and DEM. Chairman, Trustee and
Chairman of DFAITC.             DEM - since 1994                            Chief Investment Officer of DFAITC. Director and
1299 Ocean Avenue Santa Monica,                                             President of Dimensional Fund Advisors Ltd. Director
CA 90401 Date of                                                            and Chief Investment Officer of DFA Australia
Birth: 9/07/44                                                              Ltd. Director of Dimensional Funds PLC and
                                                                            Dimensional Fund Advisors Canada Inc. (Chief
                                                                            Investment Officer positions held through 1/1/2003)

                                                                            Trustee, St. Louis University. Life Trustee and
                                                                            Member of Investment Committee, DePaul University.
                                                                            Director, The German St. Vincent Orphan Home. Member
                                                                            of Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                       TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
          AND ADDRESS                       SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS

Arthur H. Barlow                          Since 1993    Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                          Since 2001    Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                            Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Secretary                                               for Dimensional (since March 2000). Associate, Jones, Day, Reavis &
Date of Birth: 1/24/67                                  Pogue from October 1991 to February 2000.

Truman A. Clark                           Since 1996    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                            Since 1999    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co.,
Date of Birth: 11/29/56                                 and Phillips Petroleum Co.

Robert T. Deere                           Since 1994    Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                        Since 2001    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                  marketing coordinator for Dimensional.

Richard A. Eustice                        Since 1998    Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                            Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                       Since 1993    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                         Since 2001    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd. and DFA Australia Limited. Prior to December 2001,
Date of Birth: 10/28/70                                 Portfolio Manager.

Glenn S. Freed                            Since 2001    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd. and DFA Australia Limited. Formerly, Professor and Associate
Date of Birth: 11/24/61                                 Dean of the Leventhal School of Accounting (September 1998 to August 2001)
                                                        and Academic Director Master of Business Taxation Program (June 1996 to
                                                        August 2001) at the University of Southern California Marshall School of
                                                        Business.

Henry F. Gray                             Since 2000    Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                      Since 1997    Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                          Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                       TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
          AND ADDRESS                       SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                           Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                            Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                   Assante Asset Management, Inc. (October 2000 to December 2002);
                                                          Director, Assante Capital Management (October 2000 to December
                                                          2002); President and Chief Executive Officer, Assante Capital
                                                          Management (October 2000 to April 2001); Executive Vice President,
                                                          Assante Corporation (May 2001 to December 2002); Director, Assante
                                                          Asset Management Ltd. (September 1997 to December 2002); President and
                                                          Chief Executive Officer, Assante Asset Management Ltd. (September 1998
                                                          to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998)

Stephen P. Manus                          Since 1997      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd.
Date of Birth: 12/26/50

David M. New                              Since 2003      Vice President of all the DFA Entities and Client Service Manager
Vice President                                            prior to becoming a Vice President; Director of Research, Wurts and
Date of Birth: 02/09/60                                   Associates (investment consulting firm) from December 2000 to June
                                                          2002; and President, Kobe Investment Research from August 1999 to
                                                          November 2000.

Catherine L. Newell                       Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary                              Fund Advisors Canada Inc., except DFA Australia Limited, for which she
Date of Birth: 5/07/64                                    is Vice President and Assistant Secretary. Director, Dimensional Funds
                                                          PLC. Vice President and Assistant Secretary of all DFA Entities
                                                          (1997-2000).

David A. Plecha                           Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                        Since 2002      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. and DFA Australia Limited. Research Associate for
Date of Birth: 1/28/67                                    Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research
                                                          scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow
                                                          (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina                       Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                           Entities and Dimensional Fund Advisors Canada Inc. Director,
Officer and Treasurer                                     Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                        Since 2001      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. and DFA Australia Limited. Prior to 2001 and currently,
Santa Monica, CA                                          Regional Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                         Since 2001      Vice President of all the DFA Entities. Director, Dimensional Funds
Vice President                                            PLC. Managing Principal, Payden & Rygel Investment Counsel from April
Santa Monica, CA                                          1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*             Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                  Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                            Since 2000      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                       TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
          AND ADDRESS                       SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                           Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                            Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                      Since 1997      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                         Since 2001      Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                            Advisors Ltd. and DFA Australia Limited. President of Dimensional
Santa Monica, CA                                          Fund Advisors Canada Inc. Prior to 2001 and currently, Director of
Date of Birth: 3/03/45                                    Financial Advisors Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                        TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                  ANNUAL REPORT
                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                      --------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                                   1
      Management's Discussion and Analysis                                                2
      Statement of Assets and Liabilities                                                 4
      Statement of Operations                                                             5
      Statements of Changes in Net Assets                                                 6
      Financial Highlights                                                                7
      Notes to Financial Statements                                                       8
      Report of Independent Certified Public Accountants                                 10

THE DFA INVESTMENT TRUST COMPANY -- THE TAX MANAGED U.S. MARKETWIDE VALUE SERIES
      Performance Chart                                                                  11
      Schedule of Investments                                                            12
      Statement of Assets and Liabilities                                                26
      Statement of Operations                                                            27
      Statements of Changes in Net Assets                                                28
      Financial Highlights                                                               29
      Notes to Financial Statements                                                      30
      Report of Independent Certified Public Accountants                                 33

FUND MANAGEMENT                                                                          34

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 16, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

                   THE TAX-MANAGED U.S.      RUSSELL 3000
             MARKETWIDE VALUE PORTFOLIO II   VALUE INDEX
12/16/98              $     10,000            $  10,000
12/31/98              $     10,320            $  10,515
1/31/99               $     10,370            $  10,574
2/28/99               $      9,969            $  10,381
3/31/99               $     10,329            $  10,574
4/30/99               $     11,559            $  11,560
5/31/99               $     11,729            $  11,467
6/30/99               $     12,019            $  11,806
7/31/99               $     11,559            $  11,465
8/31/99               $     11,148            $  11,041
9/30/99               $     10,569            $  10,666
10/31/99              $     10,739            $  11,220
11/30/99              $     10,679            $  11,141
12/31/99              $     10,838            $  11,214
1/31/2000             $     10,215            $  10,853
2/29/2000             $      9,499            $  10,145
3/31/2000             $     10,623            $  11,292
4/30/2000             $     10,889            $  11,174
5/31/2000             $     10,777            $  11,272
6/30/2000             $     10,102            $  10,813
7/31/2000             $     10,603            $  10,964
8/31/2000             $     11,248            $  11,566
9/30/2000             $     11,125            $  11,661
10/31/2000            $     11,452            $  11,925
11/30/2000            $     10,982            $  11,495
12/31/2000            $     12,032            $  12,112
1/31/2001             $     12,904            $  12,177
2/28/2001             $     12,737            $  11,861
3/31/2001             $     12,354            $  11,458
4/30/2001             $     13,100            $  12,017
5/31/2001             $     13,421            $  12,289
6/30/2001             $     13,254            $  12,071
7/31/2001             $     13,078            $  12,028
8/31/2001             $     12,301            $  11,576
9/30/2001             $     10,798            $  10,729
10/31/2001            $     10,861            $  10,661
11/30/2001            $     11,876            $  11,291
12/31/2001            $     12,241            $  11,587
1/31/2002             $     11,822            $  11,515
2/28/2002             $     11,655            $  11,537
3/31/2002             $     12,147            $  12,107
4/30/2002             $     11,687            $  11,756
5/31/2002             $     11,530            $  11,778
6/30/2002             $     10,402            $  11,135
7/31/2002             $      9,116            $  10,054
8/31/2002             $      9,263            $  10,121
9/30/2002             $      8,416            $   9,023
10/31/2002            $      8,855            $   9,653
11/30/2002            $      9,473            $  10,272
12/31/2002            $      8,921            $   9,826
1/31/2003             $      8,732            $   9,585
2/28/2003             $      8,501            $   9,325
3/31/2003             $      8,501            $   9,347
4/30/2003             $      9,299            $  10,174
5/31/2003             $     10,087            $  10,858
6/30/2003             $     10,170            $  10,997
7/31/2003             $     10,496            $  11,188
8/31/2003             $     10,916            $  11,381
9/30/2003             $     10,568            $  11,268
10/31/2003            $     11,325            $  11,974
11/30/2003            $     11,640            $  12,160

ANNUALIZED               ONE             FROM
TOTAL RETURN (%)         YEAR      DECEMBER 16, 1998
----------------------------------------------------
                         22.88           3.11

- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for the year ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                          61.06%
Russell 2000 Index (small companies)                           36.28%
Russell 1000 Index (large companies)                           16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                       18.38%
Russell 3000 Growth Index                                      18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)               34.91%
Russell 2000 Growth Index (small growth companies)             37.67%
S&P SmallCap 600/Barra Value Index (small value companies)     32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)   30.78%
Russell 1000 Value Index (large value companies)               17.17%
Russell 1000 Growth Index (large growth companies)             16.75%
S&P 500/Barra Value Index (large value companies)              17.67%
S&P 500/Barra Growth Index (large growth companies)            12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

TAX MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

     The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2002, the Master Fund held 1,546 stocks and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.75% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, 18.38% for the Russell 3000 Value Index and 18.10% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio II over this period was 22.88%.

                        DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company
   (Cost $254,040)++  at Value+                                                 $     328,283
Receivable for Fund Shares Sold                                                           243
Prepaid Expenses and Other Assets                                                           7
                                                                                -------------
      Total Assets                                                                    328,533
                                                                                -------------

LIABILITIES:
Payable for Investment Securities Purchased                                               243
Accrued Expenses and Other Liabilities                                                     32
                                                                                -------------
      Total Liabilities                                                                   275
                                                                                -------------
NET ASSETS                                                                      $     328,258
                                                                                =============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                        29,638,802
                                                                                =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $       11.08
                                                                                =============

NET ASSETS CONSIST OF:
Paid-In Capital                                                                 $     300,653
Accumulated Net Investment Income (Loss)                                                1,234
Accumulated Net Realized Gain (Loss)                                                  (47,872)
Unrealized Appreciation (Depreciation) from Investment Securities                      74,243
                                                                                -------------
      Total Net Assets                                                          $     328,258
                                                                                =============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $254,169.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                    $       2,049
   Interest                                                                                42
   Income from Securities Lending                                                          21
   Expenses Allocated from Master Fund                                                   (617)
                                                                                -------------
          Total Investment Income                                                       1,495
                                                                                -------------

EXPENSES
   Accounting & Transfer Agent Fees                                                        37
   Legal Fees                                                                              13
   Audit Fees                                                                               4
   Filing Fees                                                                             26
   Shareholders' Reports                                                                   28
   Directors' Fees and Expenses                                                             3
   Other                                                                                    1
                                                                                -------------
          Total Expenses                                                                  112
                                                                                -------------
   NET INVESTMENT INCOME (LOSS)                                                         1,383
                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                              (6,688)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           63,677
                                                                                -------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            56,989
                                                                                -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $      58,372
                                                                                =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                   YEAR            YEAR
                                                                                   ENDED           ENDED
                                                                                 NOV. 30,        NOV. 30,
                                                                                   2003            2002
                                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      1,383    $        910
   Net Realized Gain (Loss) on Investment Securities Sold                            (6,688)        (36,728)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         63,677           2,540
                                                                               ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            58,372         (33,278)
                                                                               ------------    ------------
Distributions From:
   Net Investment Income                                                               (932)         (1,099)
                                                                               ------------    ------------
          Total Distributions                                                          (932)         (1,099)
                                                                               ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                    119,357         187,720
   Shares Issued in Lieu of Cash Distributions                                          932           1,099
   Shares Redeemed                                                                  (44,801)        (75,467)
                                                                               ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                    75,488         113,352
                                                                               ------------    ------------
          Total Increase (Decrease)                                                 132,928          78,975

NET ASSETS
   Beginning of Period                                                              195,330         116,355
                                                                               ------------    ------------
   End of Period                                                               $    328,258    $    195,330
                                                                               ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                  13,003          19,449
      Shares Issued in Lieu of Cash Distributions                                       106              97
      Shares Redeemed                                                                (5,040)         (8,126)
                                                                               ------------    ------------
                                                                                      8,069          11,420
                                                                               ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR             YEAR             YEAR             YEAR           DEC, 16,
                                                    ENDED            ENDED            ENDED            ENDED           1998 TO
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period            $       9.06     $      11.46     $      10.74     $      10.68     $      10.00
                                                ------------     ------------     ------------     ------------     ------------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.05             0.04             0.10             0.17             0.06
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   2.01            (2.34)            0.77             0.12             0.62
                                                ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                        2.06            (2.30)            0.87             0.29             0.68
                                                ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS
   Net Investment Income                               (0.04)           (0.10)           (0.15)           (0.09)              --
   Net Realized Gains                                     --               --               --            (0.14)              --
                                                ------------     ------------     ------------     ------------     ------------
Total Distributions                                    (0.04)           (0.10)           (0.15)           (0.23)              --
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                  $      11.08     $       9.06     $      11.46     $      10.74     $      10.68
                                                ============     ============     ============     ============     ============
Total Return                                           22.91%          (20.26)%           8.17%            2.83%            6.80%#

Net Assets, End of Period (thousands)           $    328,258     $    195,330     $    116,355     $     54,476     $     26,414
Ratio of Expenses to Average Net Assets (1)             0.30%            0.30%            0.34%            0.44%            0.96%*
Ratio of Net Investment Income to Average Net
   Assets                                               0.57%            0.57%            1.10%            1.78%            0.99%*
Portfolio Turnover Rate                                  N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series              6%              15%              11%              39%              10%

----------
*   Annualized
#   Non-annualized
(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A Refers to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 30% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3,594.

      3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation       $   75,857
          Gross Unrealized Depreciation           (1,743)
                                              ----------
          Net                                 $   74,114
                                              ==========

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $47,742,000 of which $2,938,000, $1,364,000,
$36,758,000 and $6,682,000 will expire on November 30, 2008, November 30, 2009,
November 30, 2010 and November 30, 2011, respectively.

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2003.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000


              THE TAX-MANAGED U.S.     RUSSELL 3000
            MARKETWIDE VALUE SERIES    VALUE INDEX
12/14/98        $        10,000      $        10,000
12/31/98        $        10,310      $        10,636
1/31/99         $        10,380      $        10,695
2/28/99         $        10,011      $        10,500
3/31/99         $        10,371      $        10,695
4/30/99         $        11,611      $        11,693
5/31/99         $        11,791      $        11,598
6/30/99         $        12,081      $        11,941
7/31/99         $        11,621      $        11,596
8/31/99         $        11,221      $        11,167
9/30/99         $        10,641      $        10,789
10/31/99        $        10,811      $        11,349
11/30/99        $        10,751      $        11,269
12/31/99        $        10,921      $        11,342
1/31/2000       $        10,291      $        10,977
2/29/2000       $         9,570      $        10,261
3/31/2000       $        10,701      $        11,422
4/30/2000       $        10,981      $        11,302
5/31/2000       $        10,861      $        11,402
6/30/2000       $        10,191      $        10,937
7/31/2000       $        10,701      $        11,090
8/31/2000       $        11,350      $        11,698
9/30/2000       $        11,230      $        11,794
10/31/2000      $        11,560      $        12,062
11/30/2000      $        11,080      $        11,627
12/31/2000      $        12,141      $        12,251
1/31/2001       $        13,021      $        12,317
2/28/2001       $        12,861      $        11,997
3/31/2001       $        12,471      $        11,589
4/30/2001       $        13,230      $        12,154
5/31/2001       $        13,540      $        12,430
6/30/2001       $        13,390      $        12,209
7/31/2001       $        13,210      $        12,166
8/31/2001       $        12,431      $        11,709
9/30/2001       $        10,901      $        10,852
10/31/2001      $        10,961      $        10,783
11/30/2001      $        12,001      $        11,421
12/31/2001      $        12,370      $        11,720
1/31/2002       $        11,940      $        11,647
2/28/2002       $        11,770      $        11,669
3/31/2002       $        12,271      $        12,246
4/30/2002       $        11,801      $        11,891
5/31/2002       $        11,651      $        11,913
6/30/2002       $        10,510      $        11,263
7/31/2002       $         9,210      $        10,169
8/31/2002       $         9,360      $        10,237
9/30/2002       $         8,500      $         9,127
10/31/2002      $         8,950      $         9,764
11/30/2002      $         9,570      $        10,390
12/31/2002      $         9,020      $         9,939
1/31/2003       $         8,829      $         9,695
2/28/2003       $         8,589      $         9,432
3/31/2003       $         8,589      $         9,454
4/30/2003       $         9,399      $        10,291
5/31/2003       $        10,189      $        10,982
6/30/2003       $        10,278      $        11,123
7/31/2003       $        10,608      $        11,316
8/31/2003       $        11,028      $        11,511
9/30/2003       $        10,689      $        11,397
10/31/2003      $        11,448      $        12,112
11/30/2003      $        11,758      $        12,299

ANNUALIZED                ONE              FROM
TOTAL RETURN (%)          YEAR      DECEMBER 14, 1998
-----------------------------------------------------
                          22.87            3.32

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                         SHARES            VALUE+
                                                         ------            ------
COMMON STOCKS -- (98.2%)
   1st Source Corp.                                       7,700   $       172,865
*  3COM Corp.                                           193,900         1,450,372
*  AAR Corp.                                              9,900           103,554
*  Abgenix, Inc.                                         30,700           345,989
*  ABX Air, Inc.                                         19,300            76,235
*  Ace Cash Express, Inc.                                   400             7,716
*  Aclara Biosciences, Inc.                               9,400            30,080
*  ACT Manufacturing, Inc.                                  300                 6
*  ACT Teleconferencing, Inc.                             1,500             2,475
*  Actel Corp.                                            7,300           200,093
   Action Performance Companies, Inc.                     5,800           112,636
*  Active Power, Inc.                                     1,100             3,696
*  Activision, Inc.                                      32,100           491,130
*  Adaptec, Inc.                                         36,500           321,565
*  ADC Telecommunications, Inc.                         173,900           427,794
*  ADE Corp.                                              2,600            65,390
*  Adept Technology, Inc.                                   700             1,260
*  Administaff, Inc.                                     30,800           460,768
*  Advanced Digital Information Corp.                    20,700           314,019
*  Advanced Energy Industries, Inc.                       1,600            42,240
   Advanced Marketing Services, Inc.                      3,500            40,775
*  Advanced Micro Devices, Inc.                         103,800         1,866,324
*  Advanced Power Technology, Inc.                        1,200             9,852
   Advanta Corp. Class A                                 14,400           180,720
   Advanta Corp. Class B Non-Voting                      15,000           192,600
*  Advent Software, Inc.                                 10,500           183,855
*  Aehr Test Systems                                        500             1,934
*  AEP Industries, Inc.                                   8,300            60,009
*  Aeroflex, Inc.                                         9,100           115,479
*  Aether Systems, Inc.                                  13,900            69,083
   Aetna, Inc.                                           91,900         5,916,522
*  Aetrium, Inc.                                            100               355
*  Aftermarket Technology Corp.                             300             3,993
*  AG Services America, Inc.                                400             3,380
*  Agco Corp.                                            47,700           820,440
*  Agile Software Corp.                                  17,600           193,424
   Agilysys, Inc.                                        22,600           254,476
*  Air Methods Corp.                                      1,900            17,195
   Airgas, Inc.                                          78,300         1,517,454
*  Airnet Systems, Inc.                                     700             2,443
   Alamo Group, Inc.                                      3,800            55,974
*  Alaska Air Group, Inc.                                25,800           742,008
   Albany International Corp. Class A                    17,000           527,170
   Albemarle Corp.                                        3,900           110,370
   Albertson's, Inc.                                     38,500           819,280
   Alcoa, Inc.                                            2,552            83,731
*  Alderwoods Group, Inc.                                 5,100            45,186
   Alexander & Baldwin, Inc.                             19,000           597,740
*  Alexion Pharmaceuticals, Inc.                          6,600           123,750
   Alfa Corp.                                             3,600            45,684
*  Align Technology, Inc.                                 1,000            18,010
*  All American Semiconductor, Inc.                       1,300             5,889
*  Allegheny Corp.                                        2,221           457,526
   Allegheny Technologies, Inc.                           4,200            34,440
*  Alliance Semiconductor Corp.                           3,900            32,214
*  Allied Healthcare International, Inc.                  1,200             6,672
*  Allied Healthcare Products, Inc.                         400             1,624
*  Allied Holdings, Inc.                                  1,100   $         5,049
*  Allied Waste Industries, Inc.                         84,000         1,045,800
*  Allou Health Care, Inc. Class A                        1,000                51
*  Alloy, Inc.                                            1,200             6,456
*  Allscripts Healthcare Solutions, Inc.                 22,400           121,632
   Allstate Corp.                                       298,300        12,045,354
   Alpharma, Inc. Class A                                25,200           507,780
   Ambac Financial Group, Inc.                           49,200         3,382,500
   Ambassadors Group, Inc.                                  700            14,966
   Ambassadors, Inc.                                      4,000            52,320
*  AMC Entertainment, Inc.                                9,700           146,955
   Amerada Hess Corp.                                    25,900         1,226,883
*  America Services Group, Inc.                             400            13,240
*  America West Holdings Corp.
     Class B                                                200             3,020
*  American Dental Partners, Inc.                           500             5,250
   American Financial Group, Inc.                        35,700           875,364
*  American Greetings Corp. Class A                      32,500           686,400
*  American Independence Corp.                            1,266            13,723
*  American Management Systems, Inc.                     12,900           192,339
*  American Medical Security Group, Inc.                  7,200           161,928
   American National Insurance Co.                       23,800         1,997,534
*  American Pacific Corp.                                   500             4,725
*  American Physicians Capital, Inc.                      4,000            66,000
   American Power Conversion Corp.                        3,000            65,580
*  American Retirement Corp.                             10,200            31,620
   American Software, Inc. Class A                        4,500            27,675
*  American Superconductor Corp.                          3,800            40,128
*  American Technical Ceramics Corp.                        500             3,550
*  American Tower Corp.                                  78,900           897,882
*  American West Bancorporation                             605            13,552
*  Americredit Corp.                                     16,500           221,925
   AmerisourceBergen Corp.                               83,872         5,308,259
   AmerUs Group Co.                                      24,000           862,800
*  AMN Healthcare Services, Inc.                          4,000            67,920
*  AMR Corp.                                              7,500            96,225
   Amrep Corp.                                              500             7,750
   AmSouth Bancorporation                                 2,500            59,975
   Anadarko Petroleum Corp.                             223,734        10,052,369
*  Anadigics, Inc.                                        1,800            12,060
   Analogic Corp.                                           800            33,600
*  Analysts International Corp.                           9,700            30,070
*  Anaren, Inc.                                           8,200           122,754
*  Andrew Corp.                                          65,130           766,580
*  Angiotech Pharmaceuticals, Inc.                        1,706            84,055
*  Anixter International, Inc.                              400             9,220
*  Ann Taylor Stores Corp.                               26,250         1,043,175
*  AnswerThink, Inc.                                     15,200            91,048
*  Anthem, Inc.                                          51,839         3,738,629
   AON Corp.                                              9,100           199,654
*  APA Optics, Inc.                                       5,200            13,000
   Apache Corp.                                         113,773         8,168,901
*  Apple Computer, Inc.                                 155,000         3,242,600
   Applica, Inc.                                          1,300             9,490
*  Applied Films Corp.                                    5,400           179,226
   Applied Industrial Technologies, Inc.                  4,900           116,130
*  Applied Innovation, Inc.                               1,300             8,463
*  Applied Micro Circuits Corp.                         122,600           791,996

                                                         SHARES            VALUE+
                                                        -------            ------
*  Applied Molecular Evolution, Inc.                      7,100   $       125,954
   Applied Signal Technologies, Inc.                      2,400            52,320
*  Apropos Technology, Inc.                               7,000            28,000
*  aQuantive, Inc.                                       13,000           134,550
*  Arch Capital Group, Ltd.                               9,000           332,640
   Arch Chemicals, Inc.                                   7,500           171,675
   Arch Coal, Inc.                                       18,995           503,178
   Archer-Daniels Midland Co.                           425,565         6,081,324
*  Arena Pharmaceuticals, Inc.                           11,400            78,546
*  Argonaut Group, Inc.                                      50               800
   Arkansas Best Corp.                                   11,000           345,180
*  Armor Holdings, Inc.                                  10,700           259,475
*  Arqule, Inc.                                           3,100            15,252
*  Arris Group, Inc.                                     59,400           383,130
*  Arrow Electronics, Inc.                               33,100           773,878
*  Artesyn Technologies, Inc.                            30,500           240,645
   Arvinmeritor, Inc.                                       200             3,974
*  Ascential Software Corp.                              40,525         1,025,282
   Ashland, Inc.                                          7,200           286,128
*  Ashworth, Inc.                                         4,000            32,600
*  Aspect Communications Corp.                            8,400           123,648
*  Aspect Medical Systems, Inc.                           1,600            15,216
*  Aspen Technology, Inc.                                 5,900            45,371
*  Astec Industries, Inc.                                10,800           142,452
   Astoria Financial Corp.                                5,400           201,852
*  AstroPower, Inc.                                       5,400             3,888
*  Asyst Technologies, Inc.                               7,500           136,875
   AT&T Corp.                                           161,400         3,200,562
*  AT&T Wireless Services, Inc.                       2,242,266        16,816,995
*  Atlantic Coast Airlines, Inc.                          4,999            54,639
*  Atmel Corp.                                           14,700            98,931
*  ATP Oil & Gas Corp.                                    6,900            34,914
   Atrion Corp.                                             200             9,600
*  Atwood Oceanics, Inc.                                  1,600            41,104
*  Audiovox Corp. Class A                                23,400           324,558
*  August Technology Corp.                                8,600           172,000
*  Aurora Foods, Inc.                                     6,692               107
*  autobytel.com, Inc.                                    7,300            70,518
*  AutoNation, Inc.                                     324,600         5,706,468
*  Avatar Holdings, Inc.                                  1,700            57,545
*  Aviall, Inc.                                           5,600            89,600
*  Avid Technology, Inc.                                  4,700           248,536
*  Avigen, Inc.                                           1,500             9,750
*  Avnet, Inc.                                           33,700           718,821
*  Avocent Corp.                                         20,400           781,116
   AVX Corp.                                             97,200         1,467,720
*  Aware, Inc.                                           21,800            72,594
*  Axcelis Technologies, Inc.                            51,400           589,558
*  Axsys Technologies, Inc.                                 300             4,173
*  Aztar Corp.                                           30,900           687,525
*  AZZ, Inc.                                              3,600            43,848
   B B & T Corp.                                            189             7,439
   Baldwin & Lyons, Inc. Class B                          1,500            37,470
*  Bally Total Fitness Holding Corp.                     10,900            76,300
*  Bancinsurance Corp.                                    1,800            11,826
   Bandag, Inc.                                           4,500           183,375
   Bandag, Inc. Class A                                   2,600           100,360
   Bank of America Corp.                                 14,000         1,056,020
   Bank of Hawaii Corp.                                  64,600         2,671,210
   Bank One Corp.                                        11,400           494,304
   Banknorth Group, Inc.                                  3,000            98,310
*  BankUnited Financial Corp. Class A                    16,500   $       419,925
   Banner Corp.                                           1,000            25,150
   Banta Corp.                                           13,000           517,400
*  Barnes & Noble, Inc.                                  26,200           869,316
*  Barry (R.G.) Corp.                                     1,100             6,545
*  Bay View Capital Corp.                                37,000           224,590
*  Baycorp Holdings, Ltd.                                    34               448
   Bear Stearns Companies, Inc.                          49,622         3,595,610
*  Beazer Homes USA, Inc.                                 4,501           480,302
   Belden, Inc.                                          11,100           218,670
*  Bell Industries, Inc.                                  2,700             7,290
*  Bell Microproducts, Inc.                               5,900            50,799
   Belo Corp. Class A                                    69,100         1,963,131
*  Benchmark Electronics, Inc.                           12,600           462,798
   Berkley (W.R.) Corp.                                  23,625           806,794
*  Bethlehem Steel Corp.                                  5,900                94
*  Beverly Enterprises                                   26,800           209,844
*  Big Lots, Inc.                                        84,200         1,234,372
*  Bio-Logic Systems Corp.                                  300             1,779
*  BioMarin Pharmaceutical, Inc.                         15,200           111,720
*  Bio-Rad Laboratories, Inc. Class A                     4,000           205,000
*  Biosource International, Inc.                          2,600            18,980
   Black Box Corp.                                       16,800           735,000
   Blockbuster, Inc. Class A                             47,000           802,760
*  Blonder Tongue Laboratories, Inc.                        500             1,600
*  Blue Rhino Corp.                                       1,900            23,902
*  Bluegreen Corp.                                        7,800            49,140
   Bob Evans Farms, Inc.                                 19,600           604,856
*  Boca Resorts, Inc.                                    35,200           502,656
*  Bogen Communications
     International, Inc.                                    700             3,430
   Boise Cascade Corp.                                   15,800           466,258
*  Bombay Co., Inc.                                       9,900           101,277
   Bon-Ton Stores, Inc.                                     900            12,060
*  Books-a-Million, Inc.                                  5,000            22,500
*  Borders Group, Inc.                                   32,100           721,608
   Borg-Warner, Inc.                                     23,100         1,824,900
*  Borland Software Corp.                                 9,700            84,584
*  Boston Biomedical, Inc.                                  100               250
*  Boston Communications Group, Inc.                      5,300            47,700
*  Bottomline Technologies, Inc.                          1,000             9,000
   Bowater, Inc.                                         15,000           613,500
   Bowne & Co., Inc.                                     29,300           431,882
   Boyd Gaming Corp.                                     42,300           692,028
*  Brass Eagle, Inc.                                      3,600            33,264
*  Brigham Exploration Co.                                1,100             7,875
*  Brightpoint, Inc.                                      2,250            50,557
*  Brillian Corp.                                         1,525            12,154
*  Broadcom Corp.                                        42,400         1,544,632
   Brookline Bancorp, Inc.                               25,150           377,753
*  Brookstone, Inc.                                       2,250            53,415
*  Brooktrout, Inc.                                       3,300            48,576
*  Brown (Tom), Inc.                                     17,900           500,484
   Brown Shoe Company, Inc.                               8,900           310,877
*  Bruker BioSciences Corp.                               4,000            19,920
   Brunswick Corp.                                       51,400         1,544,570
*  Brush Engineered Materials, Inc.                       3,000            40,440
*  BTU International, Inc.                                  500             2,105
*  Buca, Inc.                                             4,200            23,730
*  Buckeye Technology, Inc.                              18,700           190,927
   Building Materials Holding Corp.                       7,000           106,050

                                                         SHARES            VALUE+
                                                         ------            ------
   Burlington Coat Factory Warehouse
     Corp.                                               51,900   $     1,095,090
   Burlington Northern Santa Fe Corp.                   311,900         9,285,263
   Burlington Resources, Inc.                           160,700         8,067,140
   C & D Technologies, Inc.                               7,100           142,142
   Cabot Corp.                                           16,700           485,970
   Cabot Oil & Gas Corp. Class A                         17,100           454,176
*  Cache, Inc.                                              700            15,112
   Calgon Carbon Corp.                                   32,900           202,335
*  California Amplifier, Inc.                             1,600            15,664
*  California Coastal Communities, Inc.                     700             7,735
*  Caliper Technologies Corp.                            13,956            89,179
*  Callon Petroleum Corp.                                11,000           101,200
   Cambrex Corp.                                         16,400           397,864
*  Candela Corp.                                          2,700            55,431
*  Capital Pacific Holdings, Inc.                         5,700            19,380
*  Capital Senior Living Corp.                            3,900            23,790
*  Captaris, Inc.                                         9,600            56,928
*  Caraustar Industries, Inc.                            23,600           274,940
*  CarMax, Inc.                                          21,729           715,536
   Carpenter Technology Corp.                             4,800           128,640
*  Carreker Corp.                                         2,200            32,912
*  Carriage Services, Inc. Class A                        4,100            13,489
*  Carrizo Oil & Gas, Inc.                                1,700            12,750
   Cascade Corp.                                          3,000            80,400
*  Casella Waste Systems, Inc. Class A                    6,400            85,760
   Casey's General Stores, Inc.                          23,600           412,292
   Cash America International, Inc.                      19,100           370,158
*  Castle (A.M.) & Co.                                    4,600            21,160
*  Casual Male Retail Group, Inc.                        20,000           172,000
*  Catalytica Energy Systems, Inc.                        5,900            20,650
   Cato Corp. Class A                                       400             8,352
*  Cavalier Homes, Inc.                                   5,800            16,530
*  Cavco Industries, Inc.                                 3,025            71,087
   CBRL Group, Inc.                                      60,100         2,479,125
   CDI Corp.                                              8,600           291,540
*  Celadon Group, Inc.                                    2,000            27,200
*  Celeritek, Inc.                                        9,600            77,280
*  CellStar Corp.                                         5,000            68,750
*  Cendant Corp.                                        548,579        12,156,511
   Centex Construction Products, Inc.                    17,000           996,200
   Centex Corp.                                          60,500         6,618,700
*  Centillium Communications, Inc.                        6,300            34,650
*  Central Garden & Pet Co.                               7,100           188,221
   Central Parking Corp.                                 30,900           431,055
*  Century Aluminum Co.                                  24,600           408,360
*  Century Business Services, Inc.                       42,800           199,020
   CenturyTel, Inc.                                       3,100           101,370
*  Ceradyne, Inc.                                         1,000            42,710
*  Ceres Group, Inc.                                      1,100             5,742
*  CGI Group, Inc.                                        3,032            17,495
*  Chalone Wine Group, Ltd.                                 700             6,265
*  Champion Enterprises, Inc.                             8,800            63,536
*  Channell Commercial Corp.                                700             3,255
*  Charles and Colvard, Ltd.                              1,000             4,880
*  Charlotte Russe Holding, Inc.                            200             3,010
*  Charming Shoppes, Inc.                                50,800           316,484
*  Chart Industries                                           3                90
*  Checkers Drive-In Restaurant, Inc.                     3,100            28,396
*  CheckFree Corp.                                       21,400           591,068
*  Checkpoint Systems, Inc.                              24,200           468,270
   Chesapeake Energy Corp.                               33,700   $       411,140
*  Children's Place Retail Stores, Inc.                   8,300           237,961
*  Chromcraft Revington, Inc.                               700             8,155
*  Chronimed, Inc.                                        3,100            27,838
   Chubb Corp.                                           81,500         5,334,175
*  Ciber, Inc.                                           29,400           267,834
*  CIENA Corp.                                          100,000           708,000
   CIGNA Corp.                                           14,200           761,830
*  Cima Laboratories, Inc.                                1,800            59,364
*  Cimarex Energy Co.                                     6,111           141,286
   Cincinnati Financial Corp.                           136,900         5,548,557
*  Ciphergen Biosystems, Inc.                             6,900            71,829
*  Ciprico, Inc.                                            400             2,020
   CIRCOR International, Inc.                             3,550            78,100
   Circuit City Stores, Inc.                            171,800         2,236,836
   Citigroup, Inc.                                       45,069         2,120,046
*  Citizens Communications Co.                          133,500         1,449,810
   City Holding Co.                                       6,500           231,400
*  Clark, Inc.                                            9,200           150,972
*  Clarus Corp.                                           9,000            62,910
*  Clayton Williams Energy, Inc.                          6,100           138,775
*  Clean Harbors, Inc.                                    3,200            29,536
   Clear Channel Communications, Inc.                   576,100        24,086,741
*  Cleveland Cliffs, Inc.                                 4,300           165,980
*  CMS Energy Corp.                                      25,775           203,365
*  CNA Financial Corp.                                  158,700         3,711,993
*  CNA Surety Corp.                                      14,100           136,488
*  CNET Networks, Inc.                                   40,100           299,547
   Coachmen Industries, Inc.                              6,400           110,400
*  Cobra Electronics Corp.                                1,200             8,532
   Coca-Cola Enterprises, Inc.                          453,000         9,354,450
*  Coherent, Inc.                                        13,100           313,614
*  Coldwater Creek, Inc.                                    900            12,924
*  Collins & Aikman Corp.                                16,000            57,120
   Columbia Banking System, Inc.                          7,260           152,460
*  Comarco, Inc.                                          8,700            82,476
*  Comcast Corp. Class A                                461,469        14,480,897
*  Comcast Corp. Special Class A
     Non-Voting                                         322,500         9,723,375
*  Comfort Systems USA, Inc.                             12,700            61,087
   Commerce Bancshares, Inc.                              1,620            77,314
   Commerce Group, Inc.                                   8,000           320,080
*  Commerce One, Inc.                                       200               232
   Commercial Federal Corp.                              33,800           912,600
   Commercial Metals Co.                                 18,600           478,764
*  Commscope, Inc.                                       21,500           343,140
*  Community West Bancshares                                400             3,344
   Compass Bancshares, Inc.                               2,700           105,597
*  Compex Technologies, Inc.                              2,000            18,100
*  Compucom Systems, Inc.                                15,100            68,705
*  CompuCredit Corp.                                     36,500           864,320
*  Compudyne Corp.                                        1,000             9,860
*  Computer Access Technology Corp.                      14,600            67,890
   Computer Associates International,
     Inc.                                               176,400         4,110,120
*  Computer Horizons Corp.                                9,600            35,712
*  Computer Network Technology Corp.                     15,800           157,210
*  Computer Sciences Corp.                               13,800           571,320
*  Computer Task Group, Inc.                              5,600            23,408
*  Compuware Corp.                                      151,500           866,580
*  Comstock Resources, Inc.                              13,700           223,310

                                                         SHARES            VALUE+
                                                         ------            ------
*  Comtech Telecommunications Corp.                       2,700   $        90,013
*  Comverse Technology, Inc.                            237,100         4,559,433
*  Concerto Software, Inc.                                2,700            32,184
*  Concord Camera Corp.                                  11,500           138,805
*  Cone Mills Corp.                                       3,400               195
*  Conmed Corp.                                          14,250           302,955
   ConocoPhilips                                        196,094        11,126,374
*  Consolidated Graphics, Inc.                            5,700           171,285
*  Continental Airlines, Inc.                            21,100           393,515
*  Continental Materials Corp.                              100             2,729
*  Convera Corp.                                          8,800            34,408
   Cooper Tire & Rubber Co.                              31,600           632,316
   Coors (Adolph) Co. Class B                             7,300           402,303
*  Copper Mountain Networks, Inc.                           700             6,588
   Corn Products International, Inc.                     31,700         1,098,722
*  Cornell Companies, Inc.                                2,400            30,240
*  Corning, Inc.                                        470,500         5,391,930
*  Correctional Services Corp.                              700             1,799
*  Corrections Corporation of America                    11,900           333,200
   Corus Bankshares, Inc.                                 6,700           417,410
*  Cosine Communications, Inc.                              800             6,192
   Countrywide Financial Corp.                           98,300        10,380,480
*  Covansys Corp.                                        21,000           189,000
*  Covenant Transport, Inc. Class A                      15,100           284,484
*  Coventry Health Care, Inc.                            22,200         1,329,780
*  Cox Communications, Inc.                             356,500        12,085,350
*  Cox Radio, Inc.                                       15,000           332,250
*  Credit Acceptance Corp.                               35,400           531,000
*  Cree Research, Inc.                                   29,900           549,263
*  Cross (A.T.) Co. Class A                               1,100             7,183
*  Cross Country Healthcare, Inc.                         3,700            55,130
*  Crown Castle International Corp.                      68,300           847,603
*  Crown Holdings, Inc.                                  67,300           504,750
*  Crown Media Holdings, Inc.                            13,500           118,935
*  Cryolife, Inc.                                         1,100             5,896
   CSS Industries, Inc.                                   2,550            75,760
   CSX Corp.                                            191,300         6,483,157
   CT Communications, Inc.                                  300             4,290
   CTS Corp.                                             11,000           134,860
   Cubic Corp.                                           31,500           931,770
*  Culp, Inc.                                             2,500            28,150
*  Cumulus Media, Inc. Class A                           15,600           297,960
*  CuraGen Corp.                                          7,900            49,770
*  Curative Health Services Inc                           2,500            32,450
   Curtiss-Wright Corp-Cl B W/I                             636            51,834
*  Cutter & Buck, Inc.                                    2,500            19,375
*  Cyberoptics Corp.                                        700             6,972
*  Cybersource Corp.                                      6,500            32,305
*  Cypress Semiconductor Corp.                           46,900         1,049,622
*  Cysive, Inc.                                           7,900            25,438
*  Cytec Industries, Inc.                                12,500           453,125
   D & K Healthcare Resources, Inc.                      13,600           183,872
   Dana Corp.                                           173,300         2,802,261
*  Datalink Corp.                                        12,500            48,625
*  Datastream Systems, Inc.                               3,900            29,055
*  Dave and Busters, Inc.                                 3,900            54,249
*  DaVita, Inc.                                          50,000         1,909,000
*  Dawson Geophysical Co.                                   400             3,256
*  Deckers Outdoor Corp.                                  1,900            31,920
   Deere & Co.                                            2,500           153,075
*  Delphax Technologies, Inc.                               400             1,268
   Delphi Financial Group, Inc. Class A                   9,400   $       499,140
   Delta Air Lines, Inc.                                 25,300           317,262
*  Denbury Resources, Inc.                               24,100           304,624
*  Dendreon Corp.                                         6,400            50,688
*  Department 56, Inc.                                    3,900            55,107
*  Devcon International Corp.                               300             2,145
   Devon Energy Corp.                                    81,900         4,042,584
   Diamond Offshore Drilling, Inc.                       37,400           656,370
*  DiamondCluster International, Inc.                     5,000            47,300
   Diebold, Inc.                                            200            10,610
*  Diedrich Coffee, Inc.                                    400             1,620
*  Digi International, Inc.                               4,300            36,851
*  Digimarc Corp.                                         1,500            21,165
*  Digital Insight Corp.                                  7,900           187,783
*  Digitas, Inc.                                         15,500           135,005
   Dillards, Inc. Class A                                73,900         1,245,215
   Dime Community Bancorp, Inc.                          13,275           408,206
   Dimon, Inc.                                           55,600           375,300
*  Diodes, Inc.                                           3,000            61,050
*  Discovery Partners International                       7,800            44,998
   Disney (Walt) Co.                                    269,200         6,215,828
*  Ditech Communications Corp.                           13,600           238,680
*  Dixie Group, Inc.                                     11,100            89,910
*  Dollar Thrifty Automotive Group, Inc.                 22,900           578,225
*  Dominion Homes, Inc                                      700            21,287
   Dominion Resources, Inc.                               1,194            71,962
*  DoubleClick, Inc.                                     49,200           469,860
   Dover Motorsports, Inc.                                4,400            18,392
   Downey Financial Corp.                                20,800         1,004,640
*  Drew Industries, Inc.                                    700            18,858
*  Drugstore.com, Inc.                                   26,300           175,158
*  Duane Reade, Inc.                                      8,400           116,592
*  Ducommun, Inc.                                           700            15,589
*  Dura Automotive Systems, Inc.                          5,500            56,705
*  DUSA Pharmaceuticals, Inc.                            10,100            54,237
*  Dyax Corp.                                            15,200            91,808
*  Dycom Industries, Inc.                                21,399           542,465
*  Dynamex, Inc.                                            700             7,210
*  Dynegy, Inc.                                          69,100           276,400
*  E Trade Group, Inc.                                  212,600         2,302,458
*  E.piphany, Inc.                                       31,700           250,430
   Eastman Chemical Co.                                     400            14,268
   Eaton Corp.                                            1,600           164,784
*  Eden Bioscience Corp.                                  4,200             6,510
*  Edge Petroleum Corp.                                   2,800            22,232
*  Edgewater Technology, Inc.                             7,700            38,192
*  eFunds Corp.                                          16,300           282,805
*  EGL, Inc.                                             12,800           235,136
*  Electro Rent Corp.                                    11,400           158,460
*  Electro Scientific Industries, Inc.                    7,500           180,375
   Electronic Data Systems Corp.                        106,400         2,300,368
*  Electronics for Imaging, Inc.                         24,000           662,400
*  eLoyalty Corp.                                           900             3,240
*  EMC Corp.                                             26,550           364,797
*  EMCORE Corp.                                           2,400            12,192
*  Emisphere Technologies, Inc.                           6,000            36,000
*  Emmis Communications Corp.
     Class A                                             18,800           426,008
*  EMS Technologies, Inc.                                 9,700           206,125
*  Emulex Corp.                                           5,000           147,500
*  Encore Medical Corp.                                   7,100            48,138

                                                         SHARES            VALUE+
                                                        -------            ------
*  Encore Wire Corp.                                      4,700   $        79,618
   Energen Corp.                                         11,300           440,022
*  Energy Partners, Ltd.                                 11,500           139,725
*  Enesco Group, Inc.                                     3,600            38,988
   ENSCO International, Inc.                             24,446           618,484
*  Entravision Communications Corp.                      65,000           590,200
*  Entrust, Inc.                                         66,800           285,236
   EOG Resources, Inc.                                   16,800           704,592
*  ePlus, Inc.                                            2,400            30,000
*  ePresence, Inc.                                        6,400            23,424
*  Equity Oil Co.                                           900             3,131
*  Esco Technologies, Inc.                                5,700           242,250
*  ESS Technology, Inc.                                  10,100           168,468
*  Esterline Technologies Corp.                           8,200           190,076
*  Ethyl Corp.                                            2,100            42,840
*  Exar Corp.                                            15,400           298,606
*  Exelixis, Inc.                                        32,600           219,398
*  Exponent, Inc.                                           500            11,360
   Extended Stay America, Inc.                           52,900           782,920
*  Extreme Networks, Inc.                                33,232           326,006
*  Exult, Inc.                                           15,000           107,850
   Fair, Isaac & Co., Inc.                                8,615           475,203
*  Fairchild Corp. Class A                                8,100            41,310
*  Fairchild Semiconductor Corp.
     Class A                                             47,466         1,234,116
*  Falcon Products, Inc.                                  1,300             6,162
*  Famous Dave's of America, Inc.                         2,100            10,479
   Farmer Brothers Co.                                      500           160,000
*  Faro Technologies, Inc.                                1,400            36,345
   FBL Financial Group, Inc. Class A                     18,200           475,930
   Federated Department Stores, Inc.                    171,600         8,423,844
   FedEx Corp.                                            4,782           347,651
   Fidelity National Financial, Inc.                     35,578         1,256,971
*  Financial Federal Corp.                                2,100            69,069
*  Financial Industries Corp.                             2,444            34,851
*  Finish Line, Inc. Class A                             11,700           358,137
   First American Financial Corp.                        34,300         1,015,280
*  First Cash Financial Services, Inc.                    1,800            47,808
   First Charter Corp.                                    7,900           160,844
   First Citizens Bancshares, Inc.                        3,900           430,521
*  First Horizon Pharmaceutical Corp.                     5,665            64,581
   First Indiana Corp.                                    7,775           145,004
*  First Mariner Bank Corp.                                 300             5,094
   First Niagara Financial Group, Inc.                   28,454           432,216
   First Republic Bank                                    6,800           253,300
   First Sentinel Bancorp, Inc.                           9,600           182,208
*  FirstFed Financial Corp.                               7,800           366,600
*  Flanders Corp.                                         1,900            10,621
*  Fleetwood Enterprises, Inc.                           39,700           403,749
*  Florida Banks, Inc.                                      400             6,360
   Florida East Coast Industries, Inc.                    9,600           292,800
   Flowers Foods, Inc.                                   39,150         1,021,815
*  Flowserve Corp.                                       35,000           744,800
*  FMC Corp.                                             10,300           308,382
*  FMC Technologies, Inc.                                 1,719            36,580
   FNB Corp.                                                700            16,044
*  Foodarama Supermarkets, Inc.                             100             2,575
   Foot Locker, Inc.                                     32,000           707,200
   Ford Motor Co.                                       238,540         3,148,728
*  Forest Oil Corp.                                      49,750         1,246,237
   Fortune Brands, Inc.                                   2,000           136,640
*  Foster (L.B.) Co. Class A                                700   $         4,200
*  Foster Wheeler, Ltd.                                   3,500             3,080
*  Fotoball USA, Inc.                                       300             1,242
*  Fox Entertainment Group, Inc.
     Class A                                            115,800         3,306,090
*  FPIC Insurance Group, Inc.                             1,800            37,620
*  FreeMarkets, Inc.                                     13,200            79,596
   Fremont General Corp.                                 32,300           564,604
*  Fresh Choice, Inc.                                       400               780
*  Friede Goldman Halter, Inc.                              100                 0
   Friedman, Billings, Ramsey Group,
     Inc.                                                 5,500           117,425
   Friedmans, Inc. Class A                               19,700           134,551
*  Frontier Airlines, Inc.                                9,200           148,856
*  Frozen Food Express Industries, Inc.                   4,300            28,552
*  FuelCell Energy, Inc.                                 12,200           164,212
   Fuller (H.B.) Co.                                      2,600            69,342
   Furniture Brands International, Inc.                  24,200           636,460
*  G-III Apparel Group, Ltd.                                500             5,225
*  Gadzooks, Inc.                                         6,200            30,070
*  Galyan's Trading Co.                                  10,500           140,175
*  GameTech International, Inc.                             800             3,064
*  Garden Fresh Restaurant Corp.                          1,400            20,692
*  Gardner Denver Machinery, Inc.                         5,500           128,260
*  Gateway, Inc.                                         68,900           307,294
   GATX Corp.                                               600            14,580
*  Gaylord Entertainment Co.                             34,760         1,045,928
*  Gehl Co.                                                 400             6,160
   Gencorp, Inc.                                         27,600           276,276
*  Gene Logic, Inc.                                       5,500            26,785
*  General Binding Corp.                                  2,600            48,386
*  General Communications, Inc.
     Class A                                             16,200           141,750
   General Motors Corp.                                  60,600         2,592,468
*  General Motors Corp. Class H                         135,200         2,244,320
*  Genesee Corp. Class B                                    100               369
*  Genesis Microchip, Inc.                                9,200           169,740
*  Genlyte Group, Inc.                                    6,100           322,446
*  Gentiva Health Services, Inc.                          2,800            19,621
   Genuine Parts Co.                                      3,800           119,624
   Georgia-Pacific Corp.                                 66,900         1,825,701
*  Getty Images, Inc.                                    17,800           772,520
   Gibraltar Steel Corp.                                  7,600           185,288
   Glatfelter (P.H.) Co.                                  7,100            85,058
*  Global Payment Technologies, Inc.                        400             1,350
*  Globecomm Systems, Inc.                               11,000            77,000
*  GlobespanVirata, Inc.                                 34,900           214,286
*  Glowpoint, Inc.                                          700             1,302
   Gold Banc Corp.                                        4,700            62,040
*  Good Guys, Inc.                                       10,700            21,828
*  Goodyear Tire & Rubber Co.                            52,300           353,025
   Goody's Family Clothing, Inc.                         35,300           374,886
*  Gottschalks, Inc.                                      2,400             9,264
*  GP Strategies Corp.                                    7,600            55,860
   Granite Construction, Inc.                             3,000            66,150
*  Graphic Packaging Corp.                                8,600            30,444
   Gray Television, Inc.                                 12,140           157,334
*  Great Atlantic & Pacific Tea Co., Inc.                14,000           106,400
   Great Lakes Chemical Corp.                            16,000           363,360
   Greenpoint Financial Corp.                            58,950         2,003,121
*  Grey Wolf, Inc.                                       15,200            51,528

                                                         SHARES            VALUE+
                                                         ------            ------
*  Griffin Land & Nurseries, Inc. Class A                   400   $         5,788
*  Griffon Corp.                                         27,170           530,358
*  Group 1 Automotive, Inc.                              18,700           648,890
*  Group 1 Software, Inc.                                   800            14,272
*  GSI Commerce, Inc.                                     9,700            95,060
*  GTSI Corp.                                             1,600            19,280
*  Guess, Inc.                                           12,900           183,180
*  Gulf Island Fabrication, Inc.                          2,900            51,620
*  Ha-Lo Industries, Inc.                                19,500                21
*  Hain Celestial Group, Inc.                            15,100           348,357
*  Hall Kinion Associates, Inc.                           4,500            18,445
   Hancock Holding Co.                                    2,250           128,812
   Handleman Co.                                         25,400           447,040
*  Hanger Orthopedic Group, Inc.                          7,900           133,510
*  Hanover Compressor Co.                                33,900           322,728
   Harbor Florida Bancshares, Inc.                        5,200           157,820
   Harleysville Group, Inc.                              11,800           231,280
*  Harmonic, Inc.                                         2,400            20,856
   Harrahs Entertainment, Inc.                            2,600           124,462
   Harris Corp.                                          17,800           690,106
*  Harris Interactive, Inc.                               5,600            38,640
   Hartford Financial Services Group,
     Inc.                                               145,500         8,002,500
*  Harvard Bioscience, Inc.                              14,700           105,840
*  Harvest Natural Resources, Inc.                        3,800            28,158
   Hasbro, Inc.                                         229,000         5,063,190
*  Hauppauge Digital, Inc.                                1,200             3,204
*  Hawk Corp.                                               600             2,046
*  Hawthorne Financial Corp.                              3,450            92,977
   HCC Insurance Holdings, Inc.                          11,800           367,098
*  Health Net Inc                                        18,000           588,600
   Healthcare Services Group, Inc.                          800            15,832
*  Hearst-Argyle Television, Inc.                        43,100         1,058,105
*  Hector Communications Corp.                              200             2,809
   Heico Corp.                                            8,700           160,689
*  Heidrick & Struggles International,
     Inc.                                                 7,400           177,970
   Helmerich & Payne, Inc.                               30,700           739,870
*  Hercules, Inc.                                           100             1,004
*  Heritage Commerce Corp.                                  800            10,000
*  Herley Industries, Inc.                                2,200            42,504
   Hewlett-Packard Co.                                   52,000         1,127,880
*  Hexcel Corp.                                           5,000            34,700
   Hibernia Corp.                                         1,900            43,415
   Hilton Hotels Corp.                                   42,400           693,664
*  Hines Horticulture, Inc.                               1,600             6,608
   HMN Financial, Inc.                                    3,600            88,704
*  HMS Holdings Corp.                                     4,500            19,305
*  Hollywood Entertainment Corp.                         15,400           210,364
*  Hologic, Inc.                                          6,500            97,760
   Horace Mann Educators Corp.                            1,800            24,318
*  Horizon Health Corp.                                   2,000            45,680
*  Horizon Offshore, Inc.                                 3,400            15,232
   Horton (D.R.), Inc.                                   55,170         2,410,929
*  Houston Exploration Co.                               13,400           457,074
*  Hovnanian Enterprises, Inc. Class A                   15,700         1,448,325
*  HPSC, Inc.                                               300             4,284
*  Hub Group, Inc. Class A                                  500             8,020
*  Hudson Highland Group, Inc.                            3,390            68,410
*  Huffy Corp.                                            2,500            17,075
   Hughes Supply, Inc.                                   21,200           968,840
*  Human Genome Sciences, Inc.                           17,500   $       224,000
*  Humana, Inc.                                          94,100         2,101,253
*  Hunt (J.B.) Transport Services, Inc.                  50,000         1,308,000
   Huntington Bancshares, Inc.                            2,500            54,975
*  Hutchinson Technology, Inc.                           22,300           726,311
*  Huttig Building Products, Inc.                         4,400            11,880
*  Hypercom Corp.                                        24,700           125,723
*  Ibis Technology Corp.                                  1,600            26,000
*  Identix, Inc.                                         27,179           140,787
   Idex Corp.                                             8,500           335,580
*  IDT Corp.                                             10,500           197,400
*  IDT Corp. Class B                                      1,100            21,263
*  iGate Capital Corp.                                   20,600           131,016
   IHOP Corp.                                             7,300           284,700
   Ikon Office Solutions, Inc.                          100,500           851,235
*  ILEX Oncology, Inc.                                   10,099           210,766
*  Illumina, Inc.                                        24,400           167,384
   ILX Resorts, Inc.                                        200             1,380
*  Image Entertainment, Inc.                              4,800            23,520
   Imation Corp.                                         31,300         1,062,635
   IMC Global, Inc.                                      20,756           150,896
*  IMCO Recycling, Inc.                                   3,900            29,445
*  ImmunoGen, Inc.                                        4,400            20,812
*  Impath, Inc.                                             600             1,830
*  Impco Technologies, Inc.                               6,300            41,265
   Independence Community Bank Corp.                     30,300         1,120,494
   IndyMac Bancorp, Inc.                                 22,400           663,040
*  Inet Technologies, Inc.                                9,200           118,128
*  InFocus Corp.                                            300             2,376
*  Infonet Services Corp.                                87,700           166,630
*  Information Holdings, Inc.                             6,800           151,300
*  Inforte Corp.                                          6,700            57,620
*  InfoSpace, Inc.                                        8,500           223,125
   Ingersoll-Rand Co., Ltd. Class A                       1,800           112,212
*  Ingram Micro, Inc.                                    71,200         1,038,096
*  Innotrac Corp.                                           200             1,818
*  Innovative Solutions & Support, Inc.                   1,100            16,478
*  Innovex, Inc.                                          4,500            42,300
*  Input/Output, Inc.                                     8,200            32,062
*  Insight Communications Co., Inc.                      26,700           260,058
*  Insight Enterprises, Inc.                             16,100           301,070
*  Insituform Technologies, Inc. Class A                  4,500            67,725
*  Inspire Pharmaceuticals, Inc.                          5,100            88,230
*  Instinet Group, Inc.                                  37,500           201,000
*  Insurance Auto Auctions, Inc.                          6,900            87,630
*  IntegraMed America, Inc.                                 200             1,276
*  Integrated Device Technology, Inc.                    49,000           923,650
*  Integrated Electrical Services, Inc.                  35,100           275,184
*  Intelligent Systems Corp.                                300               546
*  Interactive Data Corp.                                 2,200            37,070
*  InterActiveCorp                                      211,303         6,941,304
*  Interface, Inc. Class A                               21,700           123,473
*  Intergraph Corp.                                      40,200         1,021,080
*  Interlink Electronics, Inc.                            1,800            12,600
*  International Multifoods Corp.                         8,000           142,640
   International Paper Co.                              206,912         7,699,196
*  International Rectifier Corp.                         25,900         1,414,658
   International Speedway Corp.
     Class A                                              1,000            42,980
*  Internet Pictures Corp.                                1,700             3,774
*  Internet Security Systems, Inc.                       16,600           281,702

                                                         SHARES            VALUE+
                                                         ------            ------
*  Interphase Corp.                                       1,100   $        18,810
   Interpool, Inc.                                        4,500            68,400
   Intersil Corp.                                        63,600         1,679,676
   Interstate Bakeries Corp.                              4,000            63,000
*  Interstate Hotels & Resorts, Inc.                      1,100             5,918
*  Intest Corp.                                             600             3,384
*  Invitrogen Corp.                                      30,600         2,086,002
*  Invivo Corp.                                             450             9,522
   Iomega Corp.                                          22,600           124,074
*  Ionics, Inc.                                          11,900           382,585
*  Iron Mountain, Inc.                                      300            11,040
   Irwin Financial Corp.                                  2,100            63,546
   Isco, Inc.                                               200             1,948
*  ITLA Capital Corp.                                       400            20,088
*  ITXC Corp.                                            14,500            57,275
*  IXYS Corp.                                            21,704           182,314
*  J & J Snack Foods Corp.                                1,700            61,200
*  J Net Enterprises, Inc.                                  600               690
*  Jack in the Box, Inc.                                 12,000           250,200
*  Jaco Electronics, Inc.                                 1,400             9,870
*  Jacuzzi Brands, Inc.                                  19,300           124,485
*  Jakks Pacific, Inc.                                    3,800            51,642
   Janus Capital Group, Inc.                            244,500         3,400,995
*  Jarden Corp.                                           1,500            40,575
*  JDA Software Group, Inc.                               8,900           162,158
   Jefferies Group, Inc.                                 22,800           713,184
   Jefferson-Pilot Corp.                                 27,800         1,349,134
   JLG Industries, Inc.                                  39,300           591,072
   John Hancock Financial Services, Inc.                239,900         8,816,325
*  Johnson Outdoors, Inc.                                   500             7,225
   Jones Apparel Group, Inc.                             81,400         2,808,300
*  Jones Lang LaSalle, Inc.                                 700            14,665
*  Jos. A. Bank Clothiers, Inc.                           1,100            45,331
*  Joy Global, Inc.                                       5,000           105,000
*  K-Tron International, Inc.                               200             3,392
*  K2, Inc.                                               7,670           117,351
*  Kadant, Inc.                                           5,657           101,543
*  Kaiser Aluminum Corp.                                 15,400             1,232
*  Kansas City Southern Industries, Inc.                 29,300           389,690
   KB Home Corp.                                          1,000            68,880
*  Keane, Inc.                                           26,300           370,830
*  Keith Companies, Inc.                                  2,400            34,224
   Kellwood Co.                                          94,700         3,621,328
   Kelly Services, Inc.                                   3,800           108,224
*  Kemet Corp.                                           41,500           547,800
   Kennametal, Inc.                                      27,400         1,053,256
*  Kennedy-Wilson, Inc.                                     900             5,436
   Kerr-McGee Corp.                                         546            22,927
*  Key Energy Group, Inc.                                51,500           469,165
   KeyCorp                                              100,000         2,779,000
*  Keynote Systems, Inc.                                 12,100           149,314
*  Keystone Automotive Industries, Inc.                   4,700           114,539
*  Kforce, Inc.                                           1,676            14,162
   Kimball International, Inc. Class B                    2,900            42,978
*  Kindred Healthcare, Inc.                               4,300           221,837
*  Kirby Corp.                                            8,300           249,000
   Knight Ridder, Inc.                                    1,700           126,446
*  Knight Trading Group, Inc.                            77,000         1,111,110
*  Korn/Ferry International                              17,000           170,510
   Kraft Foods, Inc.                                    194,200         6,150,314
*  Kroll, Inc.                                              451            10,801
*  Kulicke & Soffa Industries, Inc.                       8,500   $       140,080
   La-Z-Boy, Inc.                                           600            12,120
*  LaBarge, Inc.                                          1,900            11,875
*  Labor Ready, Inc.                                      6,700            76,380
*  LaCrosse Footwear, Inc.                                  400             2,200
   Ladish Co., Inc.                                       3,000            24,630
   LaFarge North America, Inc.                           54,900         2,091,690
*  Lakes Entertainment, Inc.                                800            11,519
*  Lamson & Sessions Co.                                 12,800            74,880
   Lance, Inc.                                           14,100           197,541
*  Lancer Corp.                                             700             3,843
   Landamerica Financial Group, Inc.                     17,100           878,940
*  Landec Corp.                                           3,300            21,450
   Landry's Restaurants, Inc.                            25,200           617,904
*  Lattice Semiconductor Corp.                           57,500           544,525
*  Lawson Software, Inc.                                  5,800            48,952
*  Layne Christensen Co.                                    800             8,320
*  Lazare Kaplan International, Inc.                        500             3,375
*  LCC International, Inc. Class A                        2,700            13,257
*  Lear Corp.                                            56,700         3,353,238
*  Lecroy Corp.                                           1,100            18,370
   Leggett and Platt, Inc.                                1,800            36,612
   Lehman Brothers Holdings, Inc.                         3,000           216,630
   Lennar Corp. A Shares                                 17,200         1,683,880
   Lennar Corp. B Shares                                  1,720           160,373
   Lennox International, Inc.                            45,700           776,900
*  Lesco, Inc.                                            4,200            53,634
*  Level 3 Communications, Inc.                         103,700           568,276
*  Lexent, Inc.                                           6,400             9,344
*  Lexicon Genetics, Inc.                                15,000            78,750
   Liberty Corp.                                            800            35,560
*  Liberty Media Corp.                                1,593,300        17,605,965
*  Lightbridge, Inc.                                      9,500            91,485
   Limited Brands, Inc.                                  16,400           293,888
   Lincoln National Corp.                                72,300         2,834,883
   Lithia Motors, Inc. Class A                            5,200           129,064
   LNR Property Corp.                                    27,200         1,203,600
   Lockheed Martin Corp.                                133,500         6,132,990
   Loews Corp.                                          175,000         7,460,250
*  LogicVision, Inc.                                     10,600            47,594
*  Logility, Inc.                                         1,000             4,860
   Lone Star Steakhouse & Saloon, Inc.                   40,900           943,563
*  Lone Star Technologies, Inc.                          11,300           156,505
   Longs Drug Stores Corp.                               29,800           730,100
   Longview Fibre Co.                                    30,800           337,876
*  Louisiana-Pacific Corp.                              130,100         2,353,509
   LSI Industries, Inc.                                   1,250            15,562
*  LSI Logic Corp.                                      158,100         1,481,397
*  LTX Corp.                                             15,451           257,723
   Lubrizol Corp.                                         1,800            54,234
*  Luby's, Inc.                                           1,500             5,640
*  Lydall, Inc.                                           4,800            58,752
   Lyondell Chemical Co.                                  6,100            90,524
*  M & F Worldwide Corp.                                  1,500            20,775
   M/I Schottenstein Homes, Inc.                          8,100           310,635
*  Mac-Gray Corp.                                           500             2,500
*  Macromedia, Inc.                                      20,900           428,659
*  Madden (Steven), Ltd.                                    800            17,104
*  Magna Entertainment Corp.                              7,300            34,310
*  Magnum Hunter Resources, Inc.                         22,200           199,578
*  Mail-Well, Inc.                                       12,000            45,360

                                                         SHARES            VALUE+
                                                         ------            ------
*  Main Street & Main, Inc.                                 400   $           980
*  MAIR Holdings, Inc.                                    6,100            46,421
   Mandalay Resort Group                                 39,500         1,696,525
   Manor Care, Inc.                                      29,800         1,052,536
*  Manufacturers' Services Ltd.                           3,100            18,910
*  Manugistic Group, Inc.                                12,600            83,916
*  Mapinfo Corp.                                          6,700            59,295
   Marathon Oil Corp.                                    81,600         2,416,176
*  Marimba, Inc.                                          7,200            37,008
*  MarineMax, Inc.                                        7,200           136,800
*  MarketWatch.com, Inc.                                 16,700           147,962
*  MarkWest Hydrocarbon, Inc.                               660             7,590
   Martin Marietta Materials, Inc.                        5,100           217,107
   Massey Energy Co.                                     29,800           414,220
*  Mastec, Inc.                                          21,500           285,520
*  Material Sciences Corp.                                3,900            37,011
*  Matria Healthcare, Inc.                                2,000            40,860
*  Matrix Bancorp, Inc.                                     500             4,570
*  Matrix Service Co.                                     4,000            63,800
*  Maverick Tube Corp.                                   14,300           264,264
   Maxcor Financial Group, Inc.                           3,700            48,470
*  Maxim Pharmaceuticals, Inc.                            6,300            44,856
*  Maxtor Corp.                                         139,600         1,557,936
*  Maxwell Shoe Company, Inc.                               900            15,831
*  Maxwell Technologies, Inc.                               700             5,635
*  Maxygen, Inc.                                          6,900            74,865
   MBIA, Inc.                                           111,050         6,454,226
*  McDATA Corp.                                          15,900           169,176
   McGrath Rent Corp.                                       500            13,695
   McRae Industries, Inc. Class A                         2,200            20,130
   MDC Holdings, Inc.                                    14,241           987,756
*  Meade Instruments Corp.                               16,000            67,200
*  Meadowbrook Insurance Group, Inc.                      2,200             8,800
   MeadWestavco Corp.                                    25,700           655,864
*  Medarex, Inc.                                         18,200           123,760
*  Media Arts Group, Inc.                                 3,100            12,214
   Media General, Inc. Class A                           13,800           923,082
*  Medquist, Inc.                                         8,300           127,737
*  MEDTOX Scientific, Inc.                                2,500            14,000
*  Mens Warehouse, Inc.                                  12,700           390,271
*  Mercury Air Group, Inc.                                  600             2,940
*  Merix Corp.                                            9,400           196,272
*  Merrimac Industries, Inc.                              1,100             6,545
*  Mesa Air Group, Inc.                                  12,000           144,600
*  Meta Group, Inc.                                       2,900            16,298
*  MetaSolv, Inc.                                         1,200             2,880
   MetLife, Inc.                                        758,500        24,795,365
   Metris Companies, Inc.                                 5,600            24,976
*  Metro-Goldwyn-Mayer, Inc.                            186,200         3,072,300
*  Metrologic Instruments, Inc.                           7,200           196,128
   MGIC Investment Corp.                                110,600         5,856,270
*  MGM Grand, Inc.                                       91,900         3,444,412
*  Michael Anthony Jewelers, Inc.                           400               814
   Michaels Stores, Inc.                                 30,800         1,455,300
*  Micro Linear Corp.                                     4,200            25,200
*  Micromuse, Inc.                                       22,000           177,100
*  Micron Technology, Inc.                              228,000         2,966,280
*  Microsemi Corp.                                        9,200           222,916
*  Microtune, Inc.                                        5,600            12,264
   Middleby Corp.                                           600            20,473
   Midland Co.                                            2,000            42,360
*  Midway Games, Inc.                                     3,200   $        10,816
   Milacron, Inc.                                         5,100            11,832
   Millennium Chemicals, Inc.                               900             9,738
*  Millennium Pharmaceuticals, Inc.                     131,300         2,070,601
*  Miller Industries, Inc.                                8,700            53,940
   Mine Safety Appliances Co.                             1,300            87,269
   Minerals Technologies, Inc.                           18,600           994,170
*  MIPS Technologies, Inc.                                2,700            14,715
*  Misonix, Inc.                                          4,500            18,319
*  Mission Resources Corp.                                5,400             9,720
*  MKS Instruments, Inc.                                 16,200           448,902
*  Mobile Mini, Inc.                                      5,900           116,407
*  Mobius Management Systems, Inc.                        1,300            19,513
   Modine Manufacturing Co.                               2,300            58,673
*  Modtech Holdings, Inc.                                 1,900            15,751
*  Moldflow Corp.                                         2,000            22,500
*  Molecular Devices Corp.                                4,600            91,218
*  Monaco Coach Corp.                                     3,200            74,432
*  Mondavi (Robert) Corp. Class A                         4,800           168,000
*  Monro Muffler Brake, Inc.                                900            19,935
   Monsanto Co.                                          69,000         1,871,280
*  Monster Worldwide, Inc.                               45,200         1,087,512
*  Mony Group, Inc.                                      41,500         1,308,080
*  Moog, Inc. Class A                                     3,450           150,075
   Movado Group, Inc.                                     6,600           179,454
*  MPS Group, Inc.                                       86,100           792,120
*  MRO Software, Inc.                                    33,300           459,540
*  MSC Software Corp.                                     9,300            91,605
*  Mueller Industries, Inc.                              15,700           507,424
   Myers Industries, Inc.                                   500             6,265
*  Nabi Biopharmaceuticals                               16,200           174,474
   Nacco Industries, Inc. Class A                         7,300           569,400
*  Nanometrics, Inc.                                      2,200            32,120
*  Napco Security Systems, Inc.                             200             1,625
*  Nashua Corp.                                             400             3,512
*  NATCO Group, Inc. Class A                              1,500             9,000
*  National Equipment Services, Inc.                      1,000                70
*  National RV Holdings, Inc.                             5,300            56,975
*  National Semiconductor Corp.                           5,000           223,600
*  National Western Life Insurance Co.
     Class A                                                900           131,585
   Nationwide Financial Services, Inc.                   30,200           985,728
*  Natrol, Inc.                                             900             2,610
   Nature's Sunshine Products, Inc.                         100               808
*  Natus Medical, Inc.                                    3,300            12,408
*  Navigant International, Inc.                           6,200            86,180
*  Navigators Group, Inc.                                   600            19,086
*  NCI Building Systems, Inc.                            14,800           344,692
*  NCO Group, Inc.                                       11,800           272,580
*  NCR Corp.                                              6,300           219,870
*  Neiman Marcus Group, Inc.                             13,700           738,430
*  Nektar Therapeutics                                   21,400           282,052
*  Neoforma, Inc.                                           200             3,192
*  NeoMagic Corp.                                         1,900             6,156
*  NEON Systems, Inc.                                       700             2,520
*  Neopharm, Inc.                                         1,610            28,883
*  Netegrity, Inc.                                        8,300           101,675
*  Netopia, Inc.                                            300             4,590
*  NetRatings, Inc.                                      33,900           343,068
*  Netscout System, Inc.                                 22,100           192,712
*  NetSolve, Inc.                                         3,200            26,368

                                                         SHARES            VALUE+
                                                         ------            ------
*  Network Associates, Inc.                              12,000   $       160,680
*  Network Equipment Technologies, Inc.                  26,700           277,680
   New Century Financial Corp.                           11,400           433,770
*  New Focus, Inc.                                       47,300           231,297
*  New Horizons Worldwide, Inc.                             200             1,230
*  Newfield Exploration Co.                              23,890           977,101
   Newmont Mining Corp.                                   2,294           110,433
*  Newpark Resources, Inc.                               21,500            86,430
*  Newport Corp.                                         24,400           415,532
*  NIC, Inc.                                              8,000            56,320
*  NMT Medical, Inc.                                      1,500             5,250
*  Nobel Learning Communities, Inc.                         400             1,960
   Noble Energy, Inc.                                    18,700           741,455
   Nordstrom, Inc.                                        1,900            65,550
   Norfolk Southern Corp.                               339,800         7,275,118
*  North American Scientific, Inc.                        5,800            58,000
   Northrop Grumman Corp.                               116,062        10,750,823
   Northwest Bancorp, Inc.                                2,300            50,439
*  Northwest Pipe Co.                                       500             7,400
*  Novell, Inc.                                         205,000         1,947,500
*  Novoste Corp.                                          4,200            21,042
*  NS Group, Inc.                                        42,200           315,234
*  Nu Horizons Electronics Corp.                         12,600           101,052
   Nucor Corp.                                           35,800         2,008,738
*  Nuevo Energy Co.                                       7,700           151,998
*  Nutraceutical International Corp.                      2,200            28,490
*  Nuvelo, Inc.                                              64               250
   NWH, Inc.                                              3,600            69,948
*  NYFIX, Inc.                                            9,700            80,801
*  O.I. Corp.                                               200             1,427
*  OAO Technology Solutions, Inc.                         7,000            21,840
*  Obie Media Corp.                                         400             1,086
   Occidental Petroleum Corp.                            15,100           553,868
   OceanFirst Financial Corp.                             2,400            63,288
*  Ocular Sciences, Inc.                                  1,900            54,397
*  Ocwen Financial Corp.                                 39,300           273,135
   Odyssey Re Holdings Corp.                             52,000         1,190,280
*  Office Depot, Inc.                                   215,300         3,412,505
*  Officemax, Inc.                                       53,900           529,837
*  Offshore Logistics, Inc.                              16,400           414,100
*  Ohio Casualty Corp.                                   48,700           828,387
*  Oil States International, Inc.                        16,900           212,264
*  Old Dominion Freight Lines, Inc.                         300             9,561
   Old Republic International Corp.                      45,100         1,671,406
   Olin Corp.                                               448             8,158
*  Olympic Steel, Inc.                                    2,500            14,113
*  OM Group, Inc.                                         8,800           213,048
*  Omega Protein Corp.                                    2,500            15,625
   Omnicare, Inc.                                        64,800         2,586,816
*  Omnova Solutions, Inc.                                10,500            38,325
*  Onvia.com, Inc.                                          200               900
*  Onyx Acceptance Corp.                                    400             4,408
*  Onyx Pharmacueticals, Inc.                             5,600           161,168
*  OPENT Technologies, Inc.                              23,600           424,564
*  Openwave Systems Inc                                  10,900           131,127
*  Opinion Research Corp.                                 5,300            30,051
*  Opti, Inc.                                               800             1,136
*  Option Care, Inc.                                      5,000            49,700
*  Orbital Sciences Corp.                                37,100           340,207
*  Oregon Steel Mills, Inc.                               6,100            18,117
*  Orleans Homebuilders, Inc.                               600            17,004
*  Orthodontic Centers of America, Inc.                   4,800   $        34,032
*  Osteotech, Inc.                                        4,100            31,365
*  Overland Storage, Inc.                                 2,800            55,048
   Overseas Shipholding Group, Inc.                       8,300           233,645
*  Owens-Illinois, Inc.                                  81,700           921,576
*  OYO Geospace Corp.                                       900            11,961
   Paccar, Inc.                                           2,550           204,536
*  Pacific Mercantile Bancorp                             1,000             9,200
*  Pacificare Health Systems, Inc.                       15,800         1,028,738
*  Packeteer, Inc.                                        7,100           134,680
*  Pactiv Corp.                                           1,800            40,392
*  Pain Therapeutics, Inc.                               10,700            65,270
*  Palm Harbor Homes, Inc.                                6,800           129,200
*  Palmone Inc                                            4,015            60,105
*  Palmsource Inc                                         1,243            31,808
*  PAM Transportation Services, Inc.                        400             7,820
*  PanAmSat Corp.                                        38,661           854,021
*  Panavision, Inc.                                         600             3,555
*  Par Technology Corp.                                     600             4,758
*  Paradyne Networks Corp.                               10,200            46,818
*  Parallel Petroleum Corp.                               4,500            17,141
*  Parexel International Corp.                            7,400           136,752
   Park Electrochemical Corp.                             3,000            76,650
*  Park Place Entertainment Corp.                       247,700         2,590,942
*  Parker Drilling Co.                                   13,700            32,743
   Parker-Hannifin Corp.                                  2,600           142,974
*  Park-Ohio Holdings Corp.                               2,800            20,524
*  Parlex Corp.                                           3,500            28,525
*  Pathmark Stores, Inc.                                  4,400            31,944
*  Patriot Transportation Holding, Inc.                     200             5,962
*  Paxar Corp.                                           11,000           144,650
*  PC Connection, Inc.                                   24,400           213,500
*  PC Mall, Inc.                                          2,300            30,728
*  PC-Tel, Inc.                                           7,700            68,915
*  PDI, Inc.                                              3,300            95,370
   Peabody Energy Corp.                                  34,900         1,176,130
*  Pediatrix Medical Group, Inc.                          5,100           273,666
*  Pegasus Communications Corp.                           1,600            32,112
*  Pegasus Solutions, Inc.                                9,200           109,296
*  Pegasystems, Inc.                                     23,000           184,000
   Pelican Financial, Inc.                                  300             3,834
*  Pemstar, Inc.                                          6,700            25,192
   Penn Virginia Corp.                                    1,000            46,910
   Penn-America Group, Inc.                                 500             7,305
   Penney (J.C.) Co., Inc.                              235,400         5,856,752
   Pep Boys - Manny, Moe & Jack                          62,500         1,281,250
   PepsiAmericas, Inc.                                  169,900         2,665,731
*  Performance Technologies, Inc.                         1,400            18,886
*  Pericom Semiconductor Corp.                            8,200            96,104
   PerkinElmer, Inc.                                     49,900           843,809
   Perrigo Co.                                            2,700            40,743
*  Perry Ellis International, Inc.                          500            12,131
*  Petrocorp, Inc.                                          900            12,186
*  Petroleum Development Corp.                            4,900            69,580
   PetSmart, Inc.                                        78,300         1,891,728
   PFF Bancorp, Inc.                                     21,000           785,400
*  Pharmacopeia, Inc.                                    15,800           197,500
*  Pharmacyclics, Inc.                                    2,900            18,560
*  Phelps Dodge Corp.                                    70,800         4,508,544
   Phillips-Van Heusen Corp.                             12,000           211,200
*  Phoenix Technologies, Ltd.                             7,400            64,454

                                                         SHARES            VALUE+
                                                         ------            ------
*  Photon Dynamics, Inc.                                  3,800   $       155,078
*  Photronics, Inc.                                      11,200           206,864
*  Piccadilly Cafeterias, Inc.                            1,800               324
*  Pico Holdings, Inc.                                    9,700           145,694
   Pier 1 Imports, Inc.                                  18,600           474,300
   Pilgrims Pride Corp. Class B                          30,700           458,965
*  Pinnacle Entertainment, Inc.                           5,400            49,302
*  Pinnacle Systems, Inc.                                21,300           177,642
*  Pinnacor, Inc.                                         7,100            16,117
*  Pioneer Natural Resources Co.                         50,700         1,437,852
*  Pixelworks, Inc.                                      10,700           141,240
*  Plains Exploration & Production Co.                    6,120            85,741
*  Plains Resources, Inc.                                 7,900           122,608
*  Planar Systems, Inc.                                     800            19,040
*  Plato Learning, Inc.                                  14,800           146,964
*  Plexus Corp.                                          13,500           239,625
*  PLX Technology, Inc.                                   3,800            35,720
   PMI Group, Inc.                                      117,100         4,359,633
   Pogo Producing Co.                                    39,900         1,737,645
*  Polycom, Inc.                                         40,400           800,728
   PolyMedica Corp.                                      10,600           274,752
*  Polyone Corp.                                          1,500             8,925
   Pomeroy IT Solutions, Inc.                            10,400           151,944
   Potlatch Corp.                                        11,800           380,550
*  Powell Industries, Inc.                                1,400            23,604
*  Power-One, Inc.                                       22,100           186,303
*  Powerwave Technologies, Inc.                          20,400           151,980
*  PRAECIS Pharmaceuticals, Inc.                         18,600           141,360
   Precision Castparts Corp.                             47,700         1,932,804
*  Premier Financial Bancorp                                400             3,220
   Presidential Life Corp.                                  448             6,496
*  Presstek, Inc.                                        16,700           134,435
*  PRG-Schultz International, Inc.                       35,800           177,210
*  Price Communications Corp.                            11,465           147,325
*  Pride International, Inc.                             78,700         1,255,265
*  Prime Hospitality Corp.                               40,600           447,412
*  Prime Medical Services, Inc.                           7,900            40,053
   Principal Financial Group, Inc.                      306,300        10,141,593
*  Proassurance Corp.                                    15,200           469,680
*  Procom Technology, Inc.                                  900               401
*  Progenics Pharmaceuticals, Inc.                        1,400            24,556
*  Protection One, Inc.                                  27,400            12,330
   Protective Life Corp.                                 18,700           614,295
*  Protein Design Labs, Inc.                             30,500           422,730
   Proton Energy Systems, Inc.                            2,000             5,240
   Providence & Worcester Railroad Co.                    1,500            13,620
   Provident Financial Group, Inc.                        5,100           157,896
   Provident Financial Holdings, Inc.                       450            15,080
*  Providian Financial Corp.                            117,300         1,325,490
*  Province Healthcare Co.                               14,300           219,219
   Prudential Financial, Inc.                           503,600        19,695,796
*  PSS World Medical, Inc.                               64,000           656,000
*  PTEK Holdings, Inc.                                    8,400            73,248
   Pulitzer, Inc.                                         1,600            84,800
   Pulte Homes Inc.                                      70,511         6,736,621
*  PW Eagle, Inc.                                           500             2,000
   Quaker Fabric Corp.                                    5,800            50,634
   Quanex Corp.                                          12,100           478,313
*  Quanta Services, Inc.                                 18,400           140,760
*  Quantum Corp.- DLT                                     2,500             7,900
   Questar Corp.                                         37,800         1,289,736
*  Quicklogic Corp.                                       2,100   $        13,104
*  Quidel Corp.                                           1,600            13,760
*  Quovadx, Inc.                                          5,400            26,298
*  Qwest Communications International,
     Inc.                                               565,100         2,068,266
   Radian Group, Inc.                                   123,304         6,085,052
*  Radio One, Inc.                                       12,500           219,500
*  RadiSys Corp.                                          7,200           132,480
*  Railamerica, Inc.                                     23,700           268,995
*  Rainbow Technologies, Inc.                             6,200            76,880
*  Ralcorp Holdings, Inc.                                 5,100           154,428
*  Range Resources Corp.                                 20,600           162,740
*  Raytech Corp.                                          4,000            14,800
   Raytheon Co.                                         276,200         7,653,502
*  RC2 Corp.                                              3,900            82,992
*  RCM Technologies, Inc.                                   800             5,824
*  RCN Corp.                                             18,600            18,972
*  RealNetworks, Inc.                                    43,700           260,889
*  Redhook Ale Brewery, Inc.                              5,900            17,576
   Reebok International, Ltd.                            27,200         1,094,528
   Regal-Beloit Corp.                                     6,800           140,420
*  Regent Communications, Inc.                           33,700           219,387
   Regions Financial Corp.                                3,000           111,330
*  Register.Com, Inc.                                     9,900            48,015
   Reinsurance Group of America, Inc.                    39,400         1,463,710
   Reliance Steel & Aluminum Co.                         10,600           312,488
*  Reliant Resources, Inc.                              124,900           819,344
*  Remec, Inc.                                           19,200           215,424
*  RemedyTemp, Inc.                                         400             4,388
*  Rent-Way, Inc.                                         9,500            70,395
   Republic Bankshares, Inc.                                800            23,864
*  Republic First Bancorp, Inc.                             500             6,505
*  Res-Care, Inc.                                         1,610            11,834
   Resource America, Inc.                                16,600           216,298
*  Respironics, Inc.                                      6,200           282,100
*  Restoration Hardware, Inc.                             4,500            27,585
*  Retek, Inc.                                           16,500           171,270
*  Rex Stores Corp.                                       4,250            66,853
*  RF Monolithics, Inc.                                   8,100            71,037
   Richardson Electronics, Ltd.                          13,800           140,760
   Riggs National Corp.                                  20,200           346,632
*  Riviera Holdings Corp.                                   300             1,634
   RJ Reynolds Tobacco Holdings, Inc.                    13,900           767,280
   RLI Corp.                                              8,600           311,320
*  RMH Teleservices, Inc.                                 6,500            33,540
   Roadway Corp.                                          3,500           178,500
   Robbins & Myers, Inc.                                  4,700           103,682
   Rock of Ages Co.                                         300             1,737
   Rock-Tenn Co. Class A                                 16,700           265,530
*  Rocky Shoes & Boots, Inc.                                300             5,190
*  Rofin-Sinar Technologies, Inc.                           800            25,736
*  Rogue Wave Software, Inc.                              2,200            14,454
   Rohm & Haas Co.                                        1,000            40,150
   Roto-Rooter, Inc.                                      1,200            44,172
*  Rowan Companies, Inc.                                123,400         2,612,378
   RPM, Inc.                                             92,000         1,391,960
*  RSA Security, Inc.                                    24,400           358,680
*  RTI International Metals, Inc.                        20,900           283,195
*  Rubio's Restaurants, Inc.                                600             3,630
   Ruddick Corp.                                          4,100            69,290
*  Rush Enterprises, Inc. Class A                           500             3,865

                                                         SHARES            VALUE+
                                                         ------            ------
*  Rush Enterprises, Inc. Class B                           500   $         4,090
   Russ Berrie & Co., Inc.                               10,100           336,835
   Russell Corp.                                         25,800           474,462
*  Ryan's Family Steak Houses, Inc.                      43,050           638,862
   Ryder System, Inc.                                    83,000         2,588,770
   Ryerson Tull, Inc.                                       500             4,505
   Ryland Group, Inc.                                    11,000         1,013,650
   Safeco Corp.                                         107,900         4,038,697
*  Safeguard Scientifics, Inc.                           22,700            77,634
   Saint Paul Companies, Inc.                            73,100         2,712,010
*  Saks, Inc.                                           129,550         1,992,479
*  Salton, Inc.                                           4,200            56,532
*  San Filippo (John B.) & Son, Inc.                        400            15,920
   Sanders Morris Harris Group, Inc.                      1,100            10,945
*  Sandisk Corp.                                         23,500         1,900,210
*  Sangamo BioSciences, Inc.                             28,600           130,416
*  Sanmina Corp.                                        169,700         2,068,643
   Saucony, Inc. Class B                                    300             4,980
   Sauer-Danfoss, Inc.                                    6,000            96,000
*  Savient Pharmaceuticals, Inc.                         12,200            60,268
   SBC Communications, Inc.                             205,000         4,772,400
*  Schein (Henry), Inc.                                  16,900         1,137,201
   Schulman (A.), Inc.                                   26,300           514,165
   Schweitzer-Maudoit International, Inc.                 8,100           224,532
   Scientific-Atlanta, Inc.                              46,700         1,348,696
*  SCM Microsystems, Inc.                                 7,900            65,570
*  SCS Transportation, Inc.                              11,200           186,256
   Seaboard Corp.                                         1,100           253,550
*  Seabulk International, Inc.                            2,100            18,375
*  Seachange International, Inc.                          7,500           112,875
   Seacoast Financial Services Corp.                      7,600           208,620
*  Seacor Smit, Inc.                                     12,550           478,657
*  Seagate Tax Refund Escrow Shares                       2,700                 0
*  Sealed Air Corp.                                      39,700         2,094,969
   Sears, Roebuck & Co.                                  96,900         5,345,004
*  Selectica, Inc.                                       31,400           145,696
   Selective Insurance Group, Inc.                       22,600           732,466
*  Semitool, Inc.                                        26,400           300,432
*  SEMX Corp.                                               100                10
*  Sequa Corp. Class A                                    3,300           157,575
*  Sequa Corp. Class B                                      900            44,055
*  Serologicals Corp.                                    27,200           469,200
*  Service Corp. International                          178,300           882,585
*  SFBC International, Inc.                               1,000            25,750
*  Sharper Image Corp.                                    2,300            72,726
*  Shaw Group, Inc.                                       3,600            46,872
   Sherwin-Williams Co.                                   3,500           113,505
*  Shiloh Industries, Inc.                                4,000            18,060
*  Shoe Carnival, Inc.                                    3,000            54,240
*  Shopko Stores, Inc.                                   11,900           198,135
*  Silicon Storage Technology, Inc.                      32,300           438,311
*  Silicon Valley Bancshares                             13,700           503,201
*  SimpleTech, Inc.                                       2,700            18,141
*  Sinclair Broadcast Group, Inc.
     Class A                                             29,200           334,924
*  Sipex Corp.                                           30,000           282,000
*  Sitel Corp.                                            2,000             4,700
*  Six Flags, Inc.                                       29,600           199,800
*  Skechers U.S.A., Inc. Class A                          5,300            39,379
   Skyline Corp.                                          1,000            32,100
   Skywest, Inc.                                          9,500           163,875
*  Skyworks Solutions, Inc.                              55,980   $       492,064
*  SL Industries, Inc.                                      400             3,220
*  Smart & Final Food, Inc.                               7,800            71,214
*  Smith & Wollensky Restaurant Group,
     Inc.                                                 3,700            21,608
   Smith (A.O.) Corp.                                    13,400           470,876
   Smith (A.O.) Corp. Convertible
     Class A                                              2,200            77,308
*  Smithfield Foods, Inc.                                60,100         1,409,345
*  Smurfit-Stone Container Corp.                        219,100         3,584,476
*  Sola International, Inc.                              10,100           197,960
*  Solectron Corp.                                      370,900         2,169,765
   Sonic Automotive, Inc.                                23,300           523,085
*  SonicWALL, Inc.                                       41,100           328,389
   Sound Federal Bancorp, Inc.                            2,900            48,865
*  SoundView Technology Group, Inc.                       8,080           124,755
*  Source Information Management, Inc.                   11,400           110,466
*  Sourcecorp, Inc.                                       6,000           146,760
   South Financial Group, Inc.                           26,300           749,550
   South Jersey Industries, Inc.                          3,300           130,020
*  Southern Energy Homes, Inc.                            3,200             8,480
*  Southern Union Co.                                    23,483           429,269
*  Southwestern Energy Co.                               11,300           230,633
   Sovereign Bancorp, Inc.                              203,300         4,606,778
*  Spartan Stores, Inc.                                   6,700            32,830
*  Specialty Laboratories, Inc.                           6,900           115,230
*  Spectrum Control, Inc.                                 3,500            24,924
*  Spherion Corp.                                        23,500           210,090
*  Spiegel, Inc. Class A Non-Voting                      24,200             2,118
*  Spinnaker Exploration Co.                             10,600           279,204
*  Sport Chalet, Inc.                                       500             4,670
*  Sports Club Co., Inc.                                    500             1,000
   Sprint Corp.                                         214,800         3,219,852
*  SPS Technologies, Inc.                                 6,000           293,760
*  SPX Corp.                                             34,800         1,889,640
*  SR Telecom, Inc.                                          73               416
   SS&C Technologies, Inc.                                1,100            32,450
   St. Joe Corp.                                          1,900            66,120
*  Staar Surgical Co.                                     8,200            90,126
*  Stamps.com, Inc.                                      21,300           133,125
   StanCorp Financial Group, Inc.                        23,600         1,476,416
   Standard Commercial Corp.                              2,000            41,700
*  Standard Management Corp.                                700             2,289
*  Standard Microsystems Corp.                            7,300           195,640
   Standard Pacific Corp.                                19,700           983,621
   Standard Register Co.                                 15,000           238,200
   Starwood Hotels and Resorts
     Worldwide, Inc.                                     53,200         1,833,804
   State Auto Financial Corp.                            15,100           392,449
   Staten Island Bancorp, Inc.                           32,000           736,000
*  Steel Dynamics, Inc.                                  31,400           628,628
   Steel Technologies, Inc.                               1,000            15,400
   Steelcase, Inc. Class A                               42,100           522,040
*  Stein Mart, Inc.                                      10,400            92,664
*  Steinway Musical Instruments, Inc.                       600            14,340
*  Stellent, Inc.                                         8,200            80,934
   Stepan Co.                                             1,100            27,566
*  Sterling Financial Corp.                              10,236           344,032
   Stewart & Stevenson Services, Inc.                     2,200            30,888
*  Stewart Enterprises, Inc.                             36,500           170,455
*  Stewart Information Services Corp.                    12,000           463,560

                                                         SHARES            VALUE+
                                                         ------            ------
*  Stillwater Mining Co.                                 10,200   $        85,884
*  Stone Energy Corp.                                    12,300           459,528
*  Stoneridge, Inc.                                      15,800           210,930
*  Storage Technology Corp.                              50,100         1,262,520
*  Stratasys, Inc.                                          400            18,000
   Strategic Distribution, Inc.                             200             3,002
*  Stratus Properties, Inc.                                 500             5,290
   Stride Rite Corp.                                     29,589           342,345
*  Suburban Lodges of America, Inc.
   Escrow Shares                                            900                 0
*  Summa Industries, Inc.                                 2,200            19,360
*  Summit America Television, Inc.                        8,000            28,800
*  Sun Microsystems, Inc.                               932,000         3,979,640
   Sunoco, Inc.                                          29,300         1,406,693
*  Sunrise Senior Living, Inc.                           10,100           348,652
   Sunrise Telecom, Inc.                                 13,300            51,870
   Supervalu, Inc.                                       58,500         1,510,470
   Supreme Industries, Inc.                                 110               641
   Susquehanna Bancshares, Inc.                          10,400           276,848
*  Swift Energy Corp.                                    25,900           367,521
*  Swift Transportation, Inc.                             6,120           121,910
*  Switchboard, Inc.                                      4,800            32,160
   SWS Group, Inc.                                       10,800           203,148
*  Sycamore Networks, Inc.                              119,400           635,208
*  Sykes Enterprises, Inc.                               12,700           116,078
*  Sylvan Learning Systems, Inc.                         33,800         1,094,106
   Symbol Technologies, Inc.                              1,550            21,623
*  Symmetricom, Inc.                                     17,642           124,094
*  Syms Corp.                                            17,000           117,980
   Sypris Solutions, Inc.                                   800            10,920
*  Systems & Computer Technology
     Corp.                                               13,900           212,670
*  Tarrant Apparel Group                                  1,100             4,400
   TB Woods Corp.                                         5,400            42,660
*  TBC Corp.                                              9,400           278,522
*  TeamStaff, Inc.                                          300               663
*  Tech Data Corp.                                       25,700           946,788
*  TechTeam Global, Inc.                                  5,200            35,100
   Tecumseh Products Co. Class A                          2,600           107,016
   Telephone & Data Systems, Inc.                        40,300         2,526,810
*  Teletech Holdings, Inc.                               25,200           253,260
*  Tellabs, Inc.                                        197,000         1,576,000
*  Telular Corp.                                          3,400            24,956
   Temple-Inland, Inc.                                   15,500           876,215
*  Tenet Healthcare Corp.                               285,150         4,166,042
*  Tenneco Automotive, Inc.                               2,380            13,209
*  Teradyne, Inc.                                        74,300         1,870,131
*  Terayon Communication Systems, Inc.                   27,300           163,254
*  Terex Corp.                                           42,500         1,096,075
*  Terra Industries, Inc.                                34,300           110,789
*  Tesoro Petroleum Corp.                                16,700           211,756
*  Tetra Tech, Inc.                                      18,600           474,300
*  Tetra Technologies, Inc.                               8,400           188,160
   Texas Industries, Inc.                                23,200           677,672
   Textron, Inc.                                         35,700         1,779,288
*  The Banc Corp.                                         4,200            36,624
   The Brink's Co.                                       20,300           450,660
*  The Dress Barn, Inc.                                  14,800           216,672
   The Marcus Corp.                                       8,000           119,600
   The Phoenix Companies, Inc.                           33,800           380,250
*  The Sports Authority, Inc.                             8,103           352,481
*  Theragenics Corp.                                      4,100   $        20,131
*  Thermo-Electron Corp.                                 48,545         1,160,226
*  TheStreet.com, Inc.                                    6,700            30,619
*  Third Wave Technologies                               16,800            72,240
   Thomas & Betts Corp.                                  73,600         1,530,880
   Thomas Industries, Inc.                                5,100           160,752
*  Thoratec Corp.                                        49,800           701,682
*  THQ, Inc.                                             12,838           206,563
*  Three-Five Systems, Inc.                               6,500            34,645
*  TIBCO Software, Inc.                                  72,900           426,465
   Tidewater, Inc.                                       15,300           422,433
*  Tier Technologies, Inc. Class B                          300             2,343
*  Time Warner Telecom, Inc.                             11,400           120,270
*  Time Warner, Inc                                   1,050,500        17,102,140
   Timken Co.                                            35,900           614,967
*  Titan Corp.                                           12,100           258,335
   Todd Shipyards Corp.                                   1,100            19,855
*  Toll Brothers, Inc.                                   34,400         1,424,504
*  Tollgrade Communications, Inc.                         4,400            76,164
*  Torch Offshore, Inc.                                   5,700            29,754
   Torchmark Corp.                                       79,000         3,483,900
*  Toreador Resources Corp.                                 500             1,450
*  Tower Automotive, Inc.                                 4,800            21,840
*  Toys R Us, Inc.                                      147,400         1,730,476
   Traffix, Inc.                                         18,100            90,500
*  Trammell Crow Co.                                     32,400           435,780
*  Trans World Entertainment Corp.                       46,600           329,462
*  Transkaryotic Therapies, Inc.                          9,400           122,106
*  Transmontaigne Oil Co.                                11,700            70,317
*  Transport Corp. of America                               500             3,525
*  Transpro, Inc.                                         8,100            27,378
*  TRC Companies, Inc.                                    2,000            40,420
   Tredegar Industries, Inc.                             16,400           252,560
*  Triad Guaranty, Inc.                                   5,600           261,240
*  Triad Hospitals, Inc.                                 30,562         1,057,445
   Tribune Co.                                           43,200         2,110,320
*  Trident Microsystems, Inc.                             3,200            84,224
   Trinity Industries, Inc.                              25,800           669,510
*  TriPath Imaging, Inc.                                 19,800           180,576
*  Triquint Semiconductor, Inc.                          31,700           256,136
*  Triumph Group                                          5,600           182,504
*  TriZetto Group, Inc.                                  29,900           192,855
*  Trover Solutions, Inc.                                 2,800            19,390
*  TTM Technologies, Inc.                                12,400           209,560
*  Tufco Technologies, Inc.                                 300             1,857
*  Turnstone Systems, Inc.                               24,700            71,383
   Tyco International, Ltd.                               9,732           223,349
*  Tyler Technologies, Inc.                              25,700           215,880
   Tyson Foods, Inc. Class A                            188,330         2,570,705
*  U.S. Concrete, Inc.                                   11,700            69,018
*  U.S. Xpress Enterprises, Inc. Class A                    800            10,680
*  UICI                                                  45,600           629,736
*  Ulticom, Inc.                                         21,900           236,958
*  Ultimate Electronics, Inc.                             3,600            29,700
*  Ultratech Stepper, Inc.                                5,500           166,650
   UMB Financial Corp.                                    9,870           481,557
*  Unifi, Inc.                                            8,900            45,657
   Unifirst Corp.                                         4,600           106,858
*  Uni-Marts, Inc.                                          500               798
   Union Pacific Corp.                                  211,600        13,474,688
   Union Planters Corp.                                   3,000           103,530

                                                         SHARES            VALUE+
                                                         ------            ------
   Unionbancal Corp.                                      1,000   $        56,960
*  Uniroyal Technology Corp.                              1,600                 0
*  Unisys Corp.                                          68,700         1,121,184
*  Unit Corp.                                            15,400           317,240
   United Auto Group, Inc.                               14,900           368,030
   United Community Financial Corp.                      34,000           381,480
*  United Online, Inc.                                   23,700           431,577
*  United Rentals, Inc.                                  60,100         1,113,052
*  United States Cellular Corp.                          32,800         1,134,880
   United States Steel Corp.                             63,300         1,573,005
*  United Stationers, Inc.                               10,400           419,640
*  United Therapeutics Corp.                              7,700           144,914
   Unitrin, Inc.                                          2,300            87,009
   Unity Bancorp, Inc.                                    1,470            17,434
*  Universal American Financial Corp.                    52,300           544,443
*  Universal Compression Holdings, Inc.                  10,800           253,260
   Universal Corp.                                        8,000           341,760
   Universal Forest Products, Inc.                       16,700           508,348
*  Universal Stainless & Alloy Products,
     Inc.                                                 2,500            21,075
*  Univision Communications, Inc.
     Class A                                              1,530            55,202
*  Unova, Inc.                                           29,400           703,248
   UnumProvident Corp.                                   82,600         1,233,218
*  Urologix, Inc.                                        12,600            71,316
*  URS Corp.                                             12,100           275,880
*  US Oncology, Inc.                                     82,300           837,814
*  USA Truck, Inc.                                        2,100            22,638
   Usec, Inc.                                            56,800           427,704
   USF Corp.                                              8,500           280,755
*  Vail Resorts, Inc.                                    14,600           222,358
   Valero Energy Corp.                                   85,400         3,680,740
   Valhi, Inc.                                           18,700           258,434
*  Valpey Fisher Corp.                                      300               948
*  ValueClick, Inc.                                      26,600           222,110
*  Valuevision Media, Inc. Class A                        9,800           151,900
*  Vans, Inc.                                             5,200            66,560
*  Varco International, Inc.                              4,500            83,205
*  Variflex, Inc.                                           300             1,863
*  Vastera, Inc.                                         12,164            47,440
*  Veeco Instruments, Inc.                               16,900           498,550
*  VeriSign, Inc.                                        96,300         1,561,023
*  Veritas Software Co.                                       1                38
*  Verity, Inc.                                           7,000           100,520
   Verizon Communications, Inc.                         125,000         4,096,250
   Viacom, Inc. Class A                                  85,800         3,377,946
   Viacom, Inc. Class B                                 818,500        32,183,420
*  Viasat, Inc.                                          11,300           240,351
*  Viasys Healthcare, Inc.                                3,717            76,087
*  Vical, Inc.                                              500             2,510
*  Vicon Industries, Inc.                                   300             1,242
*  Vicor Corp.                                           16,500           189,750
*  Video Display Corp.                                      300             3,660
   Vintage Petroleum, Inc.                               70,000           728,700
*  Vishay Intertechnology, Inc.                          78,711         1,653,718
   Visteon Corp.                                          1,000             7,850
*  Vitesse Semiconductor, Inc.                           49,700           362,810
*  Volt Information Sciences, Inc.                       15,600           318,240
*  Vyyo, Inc.                                             1,400             9,828
   Wachovia Corp.                                         6,232           285,114
*  Wackenhut Corrections Corp.                            2,000   $        43,300
   Walter Industries, Inc.                               29,640           362,794
*  Waste Connections, Inc.                                9,700           358,900
   Waste Industries USA, Inc.                            16,100           147,235
*  WatchGuard Technologoes, Inc.                         15,700            97,497
*  Water Pik Technologies, Inc.                           6,000            76,200
   Watsco, Inc. Class A                                  23,900           555,436
*  Watson Pharmaceuticals, Inc.                          58,200         2,743,548
   Watts Water Technologies, Inc.                         8,800           180,400
   Wausau-Mosinee Paper Corp.                            29,200           359,160
   Waypoint Financial Corp.                               3,045            65,376
*  WebMD Corp.                                          169,600         1,551,840
   Wellman, Inc.                                          2,700            23,490
   Werner Enterprises, Inc.                              43,332           786,476
   Wesco Financial Corp.                                  1,110           387,446
*  WESCO International, Inc.                                900             8,055
*  West Marine, Inc.                                      8,100           204,201
*  Westcoast Hospitality Corp.                              900             4,410
   Westcorp, Inc.                                        13,320           498,834
*  Westport Resources Corp.                              18,231           494,060
*  Wet Seal, Inc. Class A                                 7,900            81,133
   Weyerhaeuser Co.                                      78,800         4,491,600
*  WFS Financial, Inc.                                    9,100           379,470
*  Whitehall Jewelers, Inc.                               5,142            54,557
   Whitney Holdings Corp.                                 5,850           229,379
*  Wickes, Inc.                                             400               212
*  William Lyon Homes, Inc.                              11,500           746,350
*  Williams Industries, Inc.                                300             1,056
*  Willis Lease Finance Corp.                             1,200             8,100
*  Wilshire Oil Co. of Texas                                600             3,876
*  Wind River Systems, Inc.                              16,600           108,066
   Winn-Dixie Stores, Inc.                               12,400           111,972
   Wintrust Financial Corp.                                 800            35,832
*  Wireless Facilities, Inc.                             17,600           255,728
*  Wiser Oil Co.                                          2,700            19,035
*  Witness Systems, Inc.                                  4,100            36,859
*  WMS Industries, Inc.                                   9,100           242,970
*  Wolverine Tube, Inc.                                   1,200             6,312
   Woodward Governor Co.                                  4,800           239,424
*  Workflow Management, Inc.                              3,500            17,360
*  World Acceptance Corp.                                 3,200            61,824
*  WorldQuest Networks, Inc.                              1,700             5,440
*  Worldwide Restaurant Concepts, Inc.                   10,500            30,660
   Worthington Industries, Inc.                          69,000           988,080
*  Xanser Corp.                                          10,600            24,804
*  Xerox Corp.                                          158,800         1,934,184
*  Xeta Corp.                                             1,200             7,320
*  XM Satellite Radio Holdings, Inc.                     32,200           803,390
*  Yahoo!, Inc.                                           2,076            89,226
*  Yellow Corp.                                          22,400           684,768
   York International Corp.                               3,600           143,820
*  Zapata Corp.                                             200            10,550
*  Zoltek Companies, Inc.                                16,800            73,080
*  Zomax, Inc.                                            8,600            46,268
*  Zoran Corp.                                           12,542           230,271
*  Zygo Corp.                                            15,000           243,900
                                                                  ---------------
 TOTAL COMMON STOCKS
   (Cost $825,899,025)                                              1,066,674,321
                                                                  ---------------

                                                         SHARES            VALUE+
                                                         ------            ------
RIGHTS/WARRANTS -- (0.0%)
*  Chart Industries, Inc. Warrants 09/15/10                   3   $            13
*  Chiquita Brands International, Inc.
     Warrants 03/19/09                                    1,687            10,628
*  Orbital Science Corp. Warrants 08/31/04                  213             1,001
*  Timco Aviation Services Warrants 02/27/07                229                 0
                                                                  ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $43,938)                                                          11,642
                                                                  ---------------

                                                         FACE
                                                        AMOUNT
                                                       --------
                                                         (000)
BONDS -- (0.0%)
*  Timco Aviation Services, Inc. Jr Subordinated
     Note 8.000%, 01/02/07 (Cost $0)                   $      0                 0
                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.82%, 12/01/03 (Collateralized by $19,661,000
     FMC Discount Notes 1.11%, 03/25/04, valued at
     $19,587,271) to be repurchased at $19,284,318
     (Cost $19,283,000)                                  19,283        19,283,000
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $845,225,963)++               $ 1,085,968,963
                                                                  ===============

----------
 +  See Note B to Financial Statements.
++  The cost for federal income tax is $845,835,148.
 *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value                           $  1,085,969
Receivables:
   Dividends and Interest                             1,549
   Fund Shares Sold                                   1,496
   Securities Lending Income                              5
Prepaid Expenses and Other Assets                         6
                                               ------------
      Total Assets                                1,089,025
                                               ------------

LIABILITIES:
Payables:
   Investment Securities Purchased                    3,550
Accrued Expenses and Other Liabilities                  242
                                               ------------
      Total Liabilities                               3,792
                                               ------------
NET ASSETS                                     $  1,085,233
                                               ============

Investments at Cost                            $    845,226
                                               ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                   $      6,713
   Interest                                                                             139
   Income from Securities Lending                                                        70
                                                                               ------------
          Total Investment Income                                                     6,922
                                                                               ------------

EXPENSES
   Investment Advisory Services                                                       1,602
   Accounting & Transfer Agent Fees                                                     288
   Custodian Fees                                                                        76
   Legal Fees                                                                             8
   Audit Fees                                                                            13
   Shareholders' Reports                                                                 24
   Trustees' Fees and Expenses                                                           12
   Other                                                                                  2
                                                                               ------------
          Total Expenses                                                              2,025
                                                                               ------------
   NET INVESTMENT INCOME (LOSS)                                                       4,897
                                                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                           (22,174)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities        204,201
                                                                               ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                         182,027
                                                                               ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $    186,924
                                                                               ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                  ENDED          ENDED
                                                                                 NOV. 30,       NOV. 30,
                                                                                  2003            2002
                                                                               -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $     4,897    $     4,538
   Net Realized Gain (Loss) on Investment Securities Sold                          (22,174)      (170,174)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       204,201        (13,746)
                                                                               -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations          186,924       (179,382)
                                                                               -----------    -----------
Transactions in Interest:
   Contributions                                                                   290,723        328,346
   Withdrawals                                                                     (66,772)      (165,401)
                                                                               -----------    -----------
          Net Increase (Decrease) from Transactions in Interest                    223,951        162,945
                                                                               -----------    -----------
          Total Increase (Decrease)                                                410,875        (16,437)

NET ASSETS
   Beginning of Period                                                             674,358        690,795
                                                                               -----------    -----------
   End of Period                                                               $ 1,085,233    $   674,358
                                                                               ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR           YEAR            YEAR           YEAR         DEC. 14,
                                                    ENDED           ENDED          ENDED          ENDED         1998 TO
                                                   NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                     2003           2002            2001           2000          1999
                                                -------------    -----------     -----------    -----------    ---------
Net Asset Value, Beginning of Period                      N/A            N/A             N/A            N/A          N/A
                                                -------------    -----------     -----------    -----------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            --             --              --             --           --
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                       --             --              --             --           --
                                                -------------    -----------     -----------    -----------    ---------
Total from Investment Operations                           --             --              --             --           --
                                                -------------    -----------     -----------    -----------    ---------

LESS DISTRIBUTIONS
   Net Investment Income                                   --             --              --             --           --
   Net Realized Gains                                      --             --              --             --           --
                                                -------------    -----------     -----------    -----------    ---------
Total Distributions                                       N/A            N/A             N/A            N/A          N/A
                                                -------------    -----------     -----------    -----------    ---------
Net Asset Value, End of Period                            N/A            N/A             N/A            N/A          N/A
                                                =============    ===========     ===========    ===========    =========
Total Return                                            22.88%        (20.25)%          8.30%          3.07%        4.87%#

Net Assets, End of Period (thousands)           $   1,085,233    $   674,358     $   690,795    $   314,021    $ 126,004
Ratio of Expenses to Average Net Assets                  0.25%          0.25%           0.25%          0.26%        0.29%*
Ratio of Net Investment Income to Average Net
  Assets                                                 0.61%          0.61%           1.17%          1.98%        1.66%*
Portfolio Turnover Rate                                     6%            15%             11%            39%          10%*

----------
*    Annualized
#    Non-Annualized
N/A Not applicable as the Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $11,776.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                        $     266,731
               Sales                                   45,772

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation    $     285,472
               Gross Unrealized Depreciation          (45,338)
                                                -------------

               Net                              $     240,134
                                                =============

F. LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated at any time. For the year ended November 30, 2003, borrowings by the Series under the line of credit were as follows:

                  WEIGHTED         WEIGHTED          NUMBER OF       INTEREST        MAXIMUM AMOUNT
                  AVERAGE           AVERAGE             DAYS          EXPENSE        BORROWED DURING
               INTEREST RATE     LOAN BALANCE       OUTSTANDING      INCURRED          THE PERIOD
               -------------     ------------       -----------      --------        ---------------
                   2.00%         $  4,451,000            2           $    495        $     4,451,000

     There were no outstanding borrowings by the Series under the line of credit at November 30, 2003.

     The Trust, together with other DFA-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G. SECURITIES LENDING:

     As of November 30, 2003, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements are repurchased.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE            OVERSEEN                 OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993      90 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983      investment companies     Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993      90 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG    DFAIDG - since 1986      investment companies     Economics, Graduate School of Business, University of
and DEM.                   DIG - since 1993                                  Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.         DEM - since 1994                                  (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                          Formerly, President, Cardean University (division of
Chicago, IL 60637                                                            UNext.com). Member of the Boards of Milwaukee Mutual
Date of Birth: 1/19/39                                                       Insurance Company and UNext.com. Formerly, Trustee,
                                                                             First Prairie Funds (registered investment company).
                                                                             Trustee, Harbor Fund (registered investment company)
                                                                             (13 Portfolios).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE            OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993      90 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                                  (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.         DEM - since 1994                                  Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                    consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                              (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003     90 portfolios in 4       John and Natty McArthur University Professor, Graduate
Harvard Business School    DFA IDG - since 2003     investment companies     School of Business Administration, Harvard University
397 Morgan Hall            DFA DIG - since 2003                              (since 1998). George Fisher Baker Professor of
Soldiers Field             DEM - since 2003                                  Business Administration, Graduate School of Business
Boston, MA 02163                                                             Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                       Co-founder, Chief Science Officer, Integrated Finance
                                                                             Limited (since 2002). Formerly, Partner, Long-Term
                                                                             Capital Management.

Myron S. Scholes           DFAITC - since 1993      90 portfolios in 4       Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies     University. Partner, Oak Hill Capital Management.
and DEM.                   DIG - since 1993                                  Chairman, Oak Hill Platinum Partners. Director, Chicago
Trustee of DFAITC.         DEM - since 1994                                  Mercantile Exchange. Consultant, Arbor Investors.
Oak Hill Capital                                                             Formerly, Director, Smith Breeden Family of Funds and
Management, Inc.                                                             Partner, Long-Term Capital Management. Director,
2775 Sand Hill Rd.                                                           American Century Fund Complex (registered
Suite 220                                                                    investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000      90 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000      investment companies     Graduate School of Business, University of Chicago,
and DEM.                   DIG - since 2000                                  Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.         DEM - since 2000                                  School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                           (office furniture) and Director, Ryder System Inc.
Business                                                                     (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                    INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993      90 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981      investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief   DIG - since 1992                                  Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and     DEM - since 1994                                  DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                     Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                           and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                     Advisors Ltd. Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                    Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                     Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                      Chief Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                            Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                       Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                      except for Dimensional Fund Advisors Canada Inc.,
                                                                             which was from 6/17/2003.)

                                                                             Limited Partner, Oak Hill Partners. Director,
                                                                             University of Chicago Business School. Formerly,
                                                                             Director, SA Funds (registered investment company).
                                                                             Formerly Director, Assante Corporation (investment
                                                                             management) (until 2002).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE            OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993      90 portfolios in 4       Chairman, Director and Chief Investment Officer of
Chairman and Director of   DFAIDG - since 1981      investment companies     Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.       DIG - since 1992                                  DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of    DEM - since 1994                                  Investment Officer of DFAITC. Director and President of
DFAITC.                                                                      Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                            Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                       Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                       Advisors Canada Inc. (Chief Investment Officer
                                                                             positions held through 1/1/2003)

                                                                             Trustee, St. Louis University. Life Trustee and Member
                                                                             of Investment Committee, DePaul University. Director,
                                                                             The German St. Vincent Orphan Home. Member of
                                                                             Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor,
Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS

Arthur H. Barlow                       Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                       Since 2001       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                            Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel for
Secretary                                               Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                  October 1991 to February 2000.

Truman A. Clark                        Since 1996       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                          Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                         Since 1999       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Formerly at Kansas State University, Arthur Andersen & Co., and
Date of Birth: 11/29/56                                 Phillips Petroleum Co.

Robert T. Deere                        Since 1994       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                     Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to April 2001, marketing supervisor and marketing coordinator
Date of Birth: 3/18/70                                  for Dimensional.

Richard A. Eustice                     Since 1998       Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                            Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                    Since 1993       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                      Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to December 2001, Portfolio Manager.
Date of Birth: 10/28/70

Glenn S. Freed                         Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Formerly, Professor and Associate Dean of
Date of Birth: 11/24/61                                 the Leventhal School of Accounting (September 1998 to August 2001) and
                                                        Academic Director Master of Business Taxation Program (June 1996
                                                        to August 2001) at the University of Southern California Marshall
                                                        School of Business.

Henry F. Gray                          Since 2000       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                        Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc. Formerly, Director, President and Chief Executive Officer, Assante
Date of Birth: 12/21/54                                 Asset Management, Inc. (October 2000 to December 2002); Director, Assante
                                                        Capital Management (October 2000 to December 2002); President and Chief
                                                        Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                        Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                        Director, Assante Asset Management Ltd. (September 1997 to December 2002);
                                                        President and Chief Executive Officer, Assante Asset Management Ltd.
                                                        (September 1998 to May 2001); Executive Vice President, Loring Ward
                                                        (financial services company) (January 1996 to September 1998)

Stephen P. Manus                       Since 1997       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 12/26/50

David M. New                           Since 2003       Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                          becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                                 (investment consulting firm) from December 2000 to June 2002; and President,
                                                        Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                    Since 2000       Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                            Advisors Canada Inc., except DFA Australia Limited, for which she is
Date of Birth: 5/07/64                                  Vice President and Assistant Secretary. Director, Dimensional Funds PLC.
                                                        Vice President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                        Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                     Since 2002       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Research Associate for Dimensional Fund
Date of Birth: 1/28/67                                  Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to
                                                        June 2000) and Faculty-Postdoctural Fellow (August 1997 to August 1998),
                                                        California Institute of Technology.

Michael T. Scardina                    Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                         Entities and Dimensional Fund Advisors Canada Inc. Director, Dimensional
Officer and Treasurer                                   Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                     Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to 2001 and currently, Regional
Santa Monica, CA                                        Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                      Since 2001       Vice President of all the DFA Entities. Director, Dimensional Funds PLC.
Vice President                                          Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                        through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*          Since 1988       Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                         Since 2000       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                        Since 1997       Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                   Since 1997       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                      Since 2001       Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. President of Dimensional Fund Advisors
Santa Monica, CA                                        Canada Inc. Prior to 2001 and currently, Director of Financial Advisors
Date of Birth: 3/03/45                                  Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
DIMENSIONAL INVESTMENT GROUP INC
   Performance Chart                                                           1
   Management's Discussion and Analysis                                        2
   Statement of Assets and Liabilities                                         4
   Statement of Operations                                                     5
   Statements of Changes in Net Assets                                         6
   Financial Highlights                                                        7
   Notes to Financial Statements                                               8
   Report of Independent Certified Public Accountants                         10

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
   Performance Chart                                                          11
   Schedule of Investments                                                    12
   Statement of Assets and Liabilities                                        20
   Statement of Operations                                                    21
   Statements of Changes in Net Assets                                        22
   Financial Highlights                                                       23
   Notes to Financial Statements                                              24
   Report of Independent Certified Public Accountants                         27

FUND MANAGEMENT                                                               28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI EAFE INDEX (NET DIVIDENDS)
AUGUST 2, 1994-NOVEMBER 30, 2003

          DFA INTERNATIONAL VALUE PORTFOLIO II    MSCI EAFE INDEX (NET DIVIDENDS)
Aug-1994              $      10,000                         $      10,000
Aug-1994              $      10,010                         $      10,000
Sep-1994              $       9,660                         $       9,685
Oct-1994              $      10,060                         $      10,008
Nov-1994              $       9,526                         $       9,526
Dec-1994              $       9,582                         $       9,586
Jan-1995              $       9,199                         $       9,218
Feb-1995              $       9,179                         $       9,192
Mar-1995              $       9,712                         $       9,765
Apr-1995              $      10,014                         $      10,132
May-1995              $       9,954                         $      10,012
Jun-1995              $       9,844                         $       9,835
Jul-1995              $      10,397                         $      10,448
Aug-1995              $      10,035                         $      10,050
Sep-1995              $      10,096                         $      10,246
Oct-1995              $       9,895                         $       9,970
Nov-1995              $      10,160                         $      10,248
Dec-1995              $      10,649                         $      10,660
Jan-1996              $      10,752                         $      10,704
Feb-1996              $      10,813                         $      10,741
Mar-1996              $      10,967                         $      10,969
Apr-1996              $      11,385                         $      11,289
May-1996              $      11,273                         $      11,081
Jun-1996              $      11,303                         $      11,143
Jul-1996              $      10,997                         $      10,818
Aug-1996              $      11,047                         $      10,841
Sep-1996              $      11,232                         $      11,130
Oct-1996              $      11,120                         $      11,016
Nov-1996              $      11,610                         $      11,455
Dec-1996              $      11,463                         $      11,307
Jan-1997              $      11,076                         $      10,911
Feb-1997              $      11,170                         $      11,090
Mar-1997              $      11,202                         $      11,130
Apr-1997              $      11,139                         $      11,189
May-1997              $      11,986                         $      11,917
Jun-1997              $      12,497                         $      12,574
Jul-1997              $      12,665                         $      12,778
Aug-1997              $      11,839                         $      11,823
Sep-1997              $      12,268                         $      12,485
Oct-1997              $      11,620                         $      11,526
Nov-1997              $      11,128                         $      11,409
Dec-1997              $      11,086                         $      11,508
Jan-1998              $      11,746                         $      12,034
Feb-1998              $      12,524                         $      12,807
Mar-1998              $      13,065                         $      13,201
Apr-1998              $      13,109                         $      13,305
May-1998              $      13,228                         $      13,240
Jun-1998              $      13,098                         $      13,341
Jul-1998              $      13,238                         $      13,476
Aug-1998              $      11,508                         $      11,806
Sep-1998              $      10,881                         $      11,445
Oct-1998              $      11,973                         $      12,637
Nov-1998              $      12,493                         $      13,284
Dec-1998              $      12,737                         $      13,809
Jan-1999              $      12,479                         $      13,768
Feb-1999              $      12,156                         $      13,440
Mar-1999              $      12,904                         $      14,000
Apr-1999              $      13,674                         $      14,567
May-1999              $      12,971                         $      13,817
Jun-1999              $      13,552                         $      14,356
Jul-1999              $      14,043                         $      14,782
Aug-1999              $      14,176                         $      14,837
Sep-1999              $      14,232                         $      14,987
Oct-1999              $      14,165                         $      15,541
Nov-1999              $      14,119                         $      16,081
Dec-1999              $      14,817                         $      17,525
Jan-2000              $      13,672                         $      16,412
Feb-2000              $      13,324                         $      16,853
Mar-2000              $      14,065                         $      17,507
Apr-2000              $      13,695                         $      16,586
May-2000              $      13,961                         $      16,182
Jun-2000              $      14,921                         $      16,814
Jul-2000              $      14,435                         $      16,110
Aug-2000              $      14,562                         $      16,250
Sep-2000              $      14,134                         $      15,459
Oct-2000              $      14,029                         $      15,094
Nov-2000              $      14,005                         $      14,528
Dec-2000              $      14,784                         $      15,044
Jan-2001              $      14,809                         $      15,036
Feb-2001              $      14,355                         $      13,908
Mar-2001              $      13,483                         $      12,981
Apr-2001              $      14,190                         $      13,883
May-2001              $      14,076                         $      13,393
Jun-2001              $      13,812                         $      12,845
Jul-2001              $      13,522                         $      12,611
Aug-2001              $      13,723                         $      12,292
Sep-2001              $      11,968                         $      11,047
Oct-2001              $      12,043                         $      11,330
Nov-2001              $      12,472                         $      11,748
Dec-2001              $      12,529                         $      11,817
Jan-2002              $      12,245                         $      11,190
Feb-2002              $      12,381                         $      11,268
Mar-2002              $      13,154                         $      11,878
Apr-2002              $      13,601                         $      11,956
May-2002              $      14,062                         $      12,108
Jun-2002              $      13,669                         $      11,626
Jul-2002              $      12,260                         $      10,478
Aug-2002              $      12,247                         $      10,454
Sep-2002              $      10,797                         $       9,332
Oct-2002              $      11,109                         $       9,833
Nov-2002              $      11,773                         $      10,279
Dec-2002              $      11,473                         $       9,934
Jan-2003              $      11,084                         $       9,519
Feb-2003              $      10,862                         $       9,301
Mar-2003              $      10,598                         $       9,119
Apr-2003              $      11,763                         $      10,013
May-2003              $      12,651                         $      10,620
Jun-2003              $      13,053                         $      10,877
Jul-2003              $      13,650                         $      11,140
Aug-2003              $      13,997                         $      11,408
Sep-2003              $      14,538                         $      11,760
Oct-2003              $      15,676                         $      12,493
Nov-2003              $      16,009                         $      12,770

GROWTH OF $10,000

ANNUALIZED           ONE      FIVE         FROM
TOTAL RETURN (%)     YEAR     YEARS   AUGUST 2, 1994
----------------------------------------------------
                     35.98    5.08         5.17

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EX-CHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                       MANAGEMENT DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                    LOCAL
                                   CURRENCY       U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS       RETURN           RETURN
-----------------------------      --------       -----------
United Kingdom                        8.75%          20.20%
Japan                                10.89%          23.83%
France                                4.36%          25.05%
Switzerland                           6.19%          21.02%
Germany                              13.35%          35.77%
Netherlands                          -7.05%          11.00%
Australia                             6.24%          35.23%
Italy                                 8.50%          29.46%
Spain                                11.80%          34.09%
Sweden                               14.22%          35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                    45.99%
Citigroup EPAC Extended Market Index (small companies)       41.90%
MSCI EAFE Value Index (net dividends)                        27.79%
MSCI EAFE Index (net dividends)                              24.23%
MSCI EAFE Growth Index (net dividends)                       20.62%

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO II

     The DFA International Value Portfolio II seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 597 stocks in 21 developed-country markets, as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.75% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends), and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio II over this period was 35.98%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (5,580,700 Shares, Cost $53,013)++ at Value+      $       69,201
Receivable for Fund Shares Sold                                                          620
Prepaid Expenses and Other Assets                                                         26
                                                                              --------------
      Total Assets                                                                    69,847
                                                                              --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                       620
   Due to Advisor                                                                          1
Accrued Expenses and Other Liabilities                                                     6
                                                                              --------------
      Total Liabilities                                                                  627
                                                                              --------------
NET ASSETS                                                                    $       69,220
                                                                              ==============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                        5,995,902
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $        11.54
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital                                                               $       62,541
Accumulated Net Investment Income (Loss)                                               1,074
Accumulated Net Realized Gain (Loss)                                                 (10,583)
Unrealized Appreciation (Depreciation) from Investment Securities                     16,188
                                                                              --------------
      Total Net Assets                                                        $       69,220
                                                                              ==============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $63,764.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company        $        1,133
                                                                              --------------
EXPENSES
   Administrative Services                                                                 5
   Accounting & Transfer Agent Fees                                                        3
   Legal Fees                                                                              3
   Audit Fees                                                                              1
   Filing Fees                                                                            17
   Shareholders' Reports                                                                  15
   Other                                                                                   1
                                                                              --------------
      Total Expenses                                                                      45
                                                                              --------------
   NET INVESTMENT INCOME (LOSS)                                                        1,088
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA Investment Trust Company              40
   Net Realized Gain (Loss) on Investment Securities Sold                             (2,451)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                             16,755
                                                                              --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                           14,344
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $       15,432
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   YEAR          YEAR
                                                                                  ENDED         ENDED
                                                                                  NOV.30,       NOV.30,
                                                                                   2003          2002
                                                                                ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                 $    1,088    $      931
   Capital Gain Distributions Received from The DFA Investment Trust Company            40            94
   Net Realized Gain (Loss) on Investment Securities Sold                           (2,451)       (4,532)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                         16,755           616
                                                                                ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations           15,432        (2,891)
                                                                                ----------    ----------
Distributions From:
   Net Investment Income                                                              (856)         (885)
   Net Short-Term Gains                                                                 --           (59)
   Net Long-Term Gains                                                                  --        (1,519)
                                                                                ----------    ----------
          Total Distributions                                                         (856)       (2,463)
                                                                                ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                    75,088        44,287
   Shares Issued in Lieu of Cash Distributions                                         856         2,463
   Shares Redeemed                                                                 (58,876)      (39,927)
                                                                                ----------    ----------
          Net Increase (Decrease) from Capital Share Transactions                   17,068         6,823
                                                                                ----------    ----------
          Total Increase (Decrease)                                                 31,644         1,469
NET ASSETS
   Beginning of Year                                                                37,576        36,107
                                                                                ----------    ----------
   End of Period                                                                $   69,220    $   37,576
                                                                                ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                  7,899         4,902
      Shares Issued in Lieu of Cash Distributions                                      104           271
      Shares Redeemed                                                               (6,333)       (4,501)
                                                                                ----------    ----------
                                                                                     1,670           672
                                                                                ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR            YEAR           YEAR
                                                  ENDED           ENDED          ENDED           ENDED          ENDED
                                                 NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                   2003            2002           2001            2000           1999
                                                ----------     ----------     ----------      ----------     ----------
Net Asset Value, Beginning of Period            $     8.69     $     9.88     $    12.10      $    12.65     $    11.55
                                                ----------     ----------     ----------      ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.18           0.22           0.24            0.23           0.28
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                  2.87          (0.74)         (1.43)          (0.32)          1.17
                                                ----------     ----------     ----------      ----------     ----------
Total from Investment Operations                      3.05          (0.52)         (1.19)          (0.09)          1.45
                                                ----------     ----------     ----------      ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.20)         (0.24)         (0.24)          (0.25)         (0.24)
   Net Realized Gains                                   --          (0.43)         (0.79)          (0.21)         (0.11)
                                                ----------     ----------     ----------      ----------     ----------
Total Distributions                                  (0.20)         (0.67)         (1.03)          (0.46)         (0.35)
                                                ----------     ----------     ----------      ----------     ----------
Net Asset Value, End of Period                  $    11.54     $     8.69     $     9.88      $    12.10     $    12.65
                                                ==========     ==========     ==========      ==========     ==========
Total Return                                         35.98%         (5.62)%       (10.94)%         (0.80)%        13.03%

Net Assets, End of Period (thousands)           $   69,220     $   37,576     $   36,107      $   42,435     $   43,213
Ratio of Expenses to Average Net Assets (1)           0.40%          0.45%          0.51%           0.53%          0.50%
Ratio of Net Investment Income to Average Net
   Assets                                             2.41%          2.45%          2.17%           1.87%          2.31%
Portfolio Turnover Rate                                N/A            N/A            N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series           14%            18%             6%              9%             6%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A   Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $653.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.


C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2003, there were no previously waived fees subject to future reimbursement to the Advisor.

     In addition, until May 1, 2002, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of 0.10 of 1% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.


D.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation       $  5,437
               Gross Unrealized Depreciation             --
                                                   --------
               Net                                 $  5,437
                                                   ========

     During the year ended November 30, 2003, the Fund utilized capital loss carryforwards in the approximate amount of $38,000 to offset realized capital gains for federal income tax purposes.

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

          THE DFA INTERNATIONAL VALUE SERIES      MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994              $      10,000
Feb-1994              $      10,100                         $         10,000
Mar-1994              $       9,830                         $          9,569
Apr-1994              $      10,161                         $          9,975
May-1994              $      10,221                         $          9,918
Jun-1994              $      10,341                         $         10,058
Jul-1994              $      10,543                         $         10,155
Aug-1994              $      10,704                         $         10,396
Sep-1994              $      10,331                         $         10,068
Oct-1994              $      10,764                         $         10,404
Nov-1994              $      10,200                         $          9,903
Dec-1994              $      10,261                         $          9,966
Jan-1995              $       9,854                         $          9,583
Feb-1995              $       9,834                         $          9,556
Mar-1995              $      10,415                         $         10,152
Apr-1995              $      10,740                         $         10,533
May-1995              $      10,678                         $         10,408
Jun-1995              $      10,567                         $         10,225
Jul-1995              $      11,162                         $         10,862
Aug-1995              $      10,783                         $         10,448
Sep-1995              $      10,847                         $         10,652
Oct-1995              $      10,641                         $         10,365
Nov-1995              $      10,934                         $         10,653
Dec-1995              $      11,464                         $         11,083
Jan-1996              $      11,579                         $         11,128
Feb-1996              $      11,652                         $         11,166
Mar-1996              $      11,815                         $         11,404
Apr-1996              $      12,276                         $         11,736
May-1996              $      12,160                         $         11,520
Jun-1996              $      12,204                         $         11,584
Jul-1996              $      11,877                         $         11,246
Aug-1996              $      11,929                         $         11,271
Sep-1996              $      12,139                         $         11,570
Oct-1996              $      12,023                         $         11,452
Nov-1996              $      12,558                         $         11,908
Dec-1996              $      12,393                         $         11,755
Jan-1997              $      11,979                         $         11,343
Feb-1997              $      12,088                         $         11,529
Mar-1997              $      12,133                         $         11,571
Apr-1997              $      12,068                         $         11,632
May-1997              $      12,984                         $         12,389
Jun-1997              $      13,547                         $         13,072
Jul-1997              $      13,734                         $         13,284
Aug-1997              $      12,833                         $         12,291
Sep-1997              $      13,305                         $         12,980
Oct-1997              $      12,608                         $         11,983
Nov-1997              $      12,075                         $         11,861
Dec-1997              $      12,026                         $         11,964
Jan-1998              $      12,753                         $         12,511
Feb-1998              $      13,591                         $         13,314
Mar-1998              $      14,191                         $         13,724
Apr-1998              $      14,235                         $         13,832
May-1998              $      14,369                         $         13,764
Jun-1998              $      14,230                         $         13,869
Jul-1998              $      14,388                         $         14,009
Aug-1998              $      12,506                         $         12,273
Sep-1998              $      11,833                         $         11,898
Oct-1998              $      13,012                         $         13,138
Nov-1998              $      13,583                         $         13,810
Dec-1998              $      13,848                         $         14,356
Jan-1999              $      13,574                         $         14,313
Feb-1999              $      13,230                         $         13,972
Mar-1999              $      14,045                         $         14,555
Apr-1999              $      14,879                         $         15,144
May-1999              $      14,125                         $         14,364
Jun-1999              $      14,762                         $         14,924
Jul-1999              $      15,295                         $         15,368
Aug-1999              $      15,445                         $         15,425
Sep-1999              $      15,500                         $         15,580
Oct-1999              $      15,431                         $         16,157
Nov-1999              $      15,383                         $         16,717
Dec-1999              $      16,143                         $         18,219
Jan-2000              $      14,900                         $         17,062
Feb-2000              $      14,527                         $         17,521
Mar-2000              $      15,334                         $         18,201
Apr-2000              $      14,935                         $         17,243
May-2000              $      15,222                         $         16,822
Jun-2000              $      16,283                         $         17,480
Jul-2000              $      15,753                         $         16,748
Aug-2000              $      15,892                         $         16,894
Sep-2000              $      15,433                         $         16,071
Oct-2000              $      15,319                         $         15,692
Nov-2000              $      15,306                         $         15,103
Dec-2000              $      16,156                         $         15,639
Jan-2001              $      16,182                         $         15,631
Feb-2001              $      15,695                         $         14,459
Mar-2001              $      14,737                         $         13,495
Apr-2001              $      15,514                         $         14,433
May-2001              $      15,396                         $         13,923
Jun-2001              $      15,103                         $         13,354
Jul-2001              $      14,797                         $         13,111
Aug-2001              $      15,010                         $         12,779
Sep-2001              $      13,096                         $         11,484
Oct-2001              $      13,176                         $         11,778
Nov-2001              $      13,658                         $         12,213
Dec-2001              $      13,714                         $         12,285
Jan-2002              $      13,417                         $         11,633
Feb-2002              $      13,566                         $         11,714
Mar-2002              $      14,418                         $         12,348
Apr-2002              $      14,905                         $         12,429
May-2002              $      15,406                         $         12,587
Jun-2002              $      14,973                         $         12,086
Jul-2002              $      13,441                         $         10,893
Aug-2002              $      13,428                         $         10,868
Sep-2002              $      11,831                         $          9,701
Oct-2002              $      12,175                         $         10,222
Nov-2002              $      12,903                         $         10,686
Dec-2002              $      12,576                         $         10,327
Jan-2003              $      12,161                         $          9,896
Feb-2003              $      11,911                         $          9,670
Mar-2003              $      11,629                         $          9,480
Apr-2003              $      12,906                         $         10,409
May-2003              $      13,878                         $         11,040
Jun-2003              $      14,326                         $         11,307
Jul-2003              $      14,974                         $         11,581
Aug-2003              $      15,367                         $         11,860
Sep-2003              $      15,956                         $         12,225
Oct-2003              $      17,214                         $         12,987
Nov-2003              $      17,582                         $         13,276

GROWTH OF $10,000

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS   FEBRUARY 15, 1994
------------------------------------------------------
                   36.26     5.30          5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.


Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                               SHARES               VALUE+
                                                               ------               ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
 * AWG P.L.C.                                                  76,018   $          694,888
   Abbey National P.L.C.                                      638,077            5,857,416
   Aggregate Industries P.L.C.                              1,901,448            2,787,879
   Alliance & Leicester P.L.C.                                348,000            5,278,894
   Allied Domecq P.L.C.                                       621,994            4,396,663
   Amvescap P.L.C.                                             94,600              670,322
   Antofagasta P.L.C.                                         256,000            4,204,733
   Arriva P.L.C.                                              231,050            1,527,909
   Associated British Foods P.L.C.                            822,096            8,030,933
   Associated British Ports Holdings
     P.L.C.                                                   378,800            2,788,360
   Aviva P.L.C.                                             2,507,905           19,970,419
   BAA P.L.C.                                               1,531,868           12,448,536
   BAE Systems P.L.C.                                       1,792,722            5,372,555
   BBA Group P.L.C.                                           660,391            2,706,009
   BG Group P.L.C.                                          1,408,548            6,631,639
   BOC Group P.L.C.                                            80,757            1,125,715
   BPB P.L.C.                                                 458,500            2,714,616
   Barratt Developments P.L.C.                                253,000            2,129,945
   Bellway P.L.C.                                              38,000              444,414
   Berkeley Group P.L.C.                                      228,802            3,155,944
   Bovis Homes Group P.L.C.                                   113,000              846,373
   Brambles Industries P.L.C.                                 272,000              816,318
 * Britannic P.L.C.                                           191,300              875,169
 * British Airways P.L.C.                                   1,839,331            7,212,567
   British Land Co. P.L.C.                                    851,943            8,121,034
   British Vita P.L.C.                                        196,700              879,575
   Brixton P.L.C.                                             346,685            1,496,594
   Cable and Wireless P.L.C.                                3,315,616            7,555,709
 * Canary Wharf Group P.L.C.                                  847,200            3,518,829
   Carnival P.L.C.                                            155,511            5,456,151
   Chelsfield P.L.C.                                          484,167            2,631,343
 * Colt Telecom Group P.L.C.                                2,561,000            4,305,479
 * Corus Group P.L.C.                                       4,456,227            2,510,000
   Debenhams P.L.C.                                           359,044            2,896,114
 * Dimension Data Holdings P.L.C.                           1,006,000              640,169
   Dixons Group P.L.C.                                        330,000              774,715
 * Easyjet P.L.C.                                             294,025            1,410,859
   FKI P.L.C.                                                 558,000            1,055,655
   Friends Provident P.L.C.                                 1,547,456            3,439,885
   Galen Holdings P.L.C.                                      319,000            4,005,057
   Granada Compass P.L.C.                                   1,541,178            3,260,266
   Great Portland Estates P.L.C.                              185,533              772,203
   Great Universal Stores P.L.C.                              258,182            3,362,485
   Greene King P.L.C.                                         104,000            1,496,216
   HBOS P.L.C.                                                 14,137              177,491
   Hammerson P.L.C.                                           468,800            5,006,962
   Hanson P.L.C.                                              867,138            6,047,477
   Hilton Group P.L.C.                                      2,579,517            9,383,047
   IMI P.L.C.                                                  24,000              140,651
   Intercontinental Hotels Group P.L.C.                       893,279            8,253,890
 * International Power P.L.C.                               1,898,700            3,706,358
   Johnson Matthey P.L.C.                                      42,871              743,961
   Kelda Group P.L.C.                                         161,510            1,252,075
   Kesa Electricals P.L.C.                                      9,781               41,214
 # Kingfisher P.L.C.                                          467,786            2,218,492
   Land Securities Group P.L.C.                                13,000   $          214,639
   Liberty International P.L.C.                               444,297            5,012,707
   Logicacmg P.L.C.                                           586,400            2,768,416
   London Merchant Securities P.L.C.                          114,409              320,732
   MFI Furniture Group P.L.C.                                  66,600              161,506
 * MM02 P.L.C.                                              7,543,300            9,762,544
   Marks & Spencer Group P.L.C.                             1,178,695            5,443,031
   Mersey Docks & Harbour Co. P.L.C.                           79,870              871,586
   Millennium and Copthorne Hotels
     P.L.C.                                                   486,549            2,566,884
*# Mitchells & Butlers P.L.C.                                 893,279            3,579,630
 # National Grid Group P.L.C.                                 695,948            4,703,969
   Novar P.L.C.                                               571,338            1,257,761
   Pearson P.L.C.                                             231,855            2,583,965
   Peninsular & Oriental Steam
   Navigation P.L.C.                                        1,057,274            4,455,011
   Pennon Group P.L.C.                                         55,412              624,224
   Persimmon P.L.C.                                           190,000            1,522,771
   Pilkington P.L.C.                                        2,142,972            3,298,638
   Pillar Property P.L.C.                                     106,000              929,761
   RMC Group P.L.C.                                           401,000            4,224,211
   Rexam P.L.C.                                               562,252            4,158,097
   Rio Tinto P.L.C.                                            82,026            1,959,516
   Rolls Royce Group P.L.C.                                 2,732,720            8,377,603
   Royal & Sun Alliance Insurance
     Group P.L.C.                                           4,961,392            7,231,666
   Royal Bank of Scotland Group
     P.L.C.                                                   212,693            5,936,997
   Safeway P.L.C.                                           1,565,599            7,552,809
   Sainsbury (J.) P.L.C.                                    2,824,654           14,586,241
   Scottish & Newcastle P.L.C.                                828,188            5,227,453
   Scottish Power P.L.C.                                      789,816            4,883,373
   Severn Trent P.L.C.                                        210,597            2,616,888
 * Shire Pharmaceuticals Group
     P.L.C.                                                   453,000            3,739,681
   Slough Estates P.L.C.                                      706,900            5,118,411
   Smith (David S.) Holdings P.L.C.                           328,000              889,894
   Smith (W.H.) P.L.C.                                        299,537            1,682,011
   Somerfield P.L.C.                                          475,911            1,021,084
   Stagecoach Group P.L.C.                                  1,557,000            2,169,046
   Tate & Lyle P.L.C.                                         520,200            2,862,961
   Taylor Woodrow P.L.C.                                      973,675            4,002,276
   Tesco P.L.C.                                             1,547,445            6,620,235
   Trinity Mirror P.L.C.                                      495,640            4,560,529
   United Business Media P.L.C.                               237,262            2,045,397
   United Utilities P.L.C.                                    265,595            2,258,818
   Vodafone Group P.L.C.                                   13,775,846           31,629,670
   Westbury P.L.C.                                             34,000              223,084
   Whitbread P.L.C.                                           507,066            6,292,105
   Wilson Bowden P.L.C.                                        96,900            1,624,888
   Wimpey (George) P.L.C.                                     437,880            2,568,057
   Wolseley P.L.C.                                            518,749            6,642,279
   Wolverhampton & Dudley Breweries
     P.L.C.                                                    70,000              905,940
   Woolworths Group P.L.C.                                  1,040,174              773,726
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $343,702,143)                                                         403,710,893
                                                                        ------------------

                                                               SHARES               VALUE+
                                                               ------               ------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $1)                                                          $                1
                                                                        ------------------
TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                                         403,710,894
                                                                        ------------------
JAPAN -- (19.7%)
COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                                   928,735            3,146,099
   Acom Co., Ltd.                                              14,600              589,226
 # Aichi Steel Corp.                                          104,000              409,277
 # Aisin Seiki Co., Ltd.                                      152,100            2,249,836
   Akita Bank, Ltd.                                            53,000              205,670
   Amada Co., Ltd.                                            376,000            1,847,042
*# Anritsu Corp.                                               67,000              457,597
   Aoyama Trading Co., Ltd.                                    47,700              910,272
   Asahi Breweries, Ltd.                                      173,000            1,434,295
   Asahi Kasei Corp.                                          289,000            1,380,086
   Asatsu-Dk, Inc.                                             24,800              591,015
   Autobacs Seven Co., Ltd.                                    19,800              427,566
 # Awa Bank, Ltd.                                             196,600            1,147,073
 # Bank of Fukuoka, Ltd.                                      333,000            1,368,243
 # Bank of Kyoto, Ltd.                                        347,400            1,868,322
   Bank of Nagoya, Ltd.                                       185,000              886,824
   Benesse Corp.                                                6,500              142,440
   Canon Sales Co., Inc.                                      124,900            1,037,792
   Chiba Bank, Ltd.                                           941,000            3,823,458
   Chudenko Corp.                                              34,200              469,032
   Chugoku Bank, Ltd.                                         238,800            2,112,831
   Citizen Watch Co., Ltd.                                    318,000            2,581,282
   Coca-Cola West Japan Co., Ltd.                              43,600              775,102
   Comsys Holdings Corp.                                       31,000              160,491
   Cosmo Oil Co., Ltd.                                        764,000            1,430,059
   Dai Nippon Ink & Chemicals, Inc.                           417,000              772,927
   Dai Nippon Pharmaceutical Co., Ltd.                         88,000              570,490
   Dai Nippon Printing Co., Ltd.                              144,000            1,985,391
 # Daicel Chemical Industries, Ltd.                           485,000            2,006,072
   Daido Steel Co., Ltd.                                      228,000              393,462
   Daihatsu Motor Co., Ltd.                                   224,000              906,063
   Daishi Bank, Ltd.                                          355,000            1,380,844
   Daiwa House Industry Co., Ltd.                             663,000            6,295,838
   Denso Corp.                                                 22,500              420,129
   Ebara Corp.                                                157,000              609,250
 # Ezaki Glico Co., Ltd.                                      174,600            1,111,178
   Fuji Electric Co., Ltd.                                    391,780              844,230
   Fuji Fire & Marine Insurance Co., Ltd.                     236,000              586,121
   Fuji Heavy Industries                                      393,000            1,862,372
   Fuji Photo Film Co., Ltd.                                  355,000           10,048,395
   Fujikura, Ltd.                                             241,000            1,348,914
 * Fujitsu, Ltd.                                              286,000            1,574,672
   Fukui Bank, Ltd.                                           343,000            1,475,101
 # Fukuyama Transporting Co., Ltd.                            266,000              905,935
 # Furukawa Electric Co., Ltd.                                344,000            1,146,457
   Futaba Corp.                                                16,000              349,160
   Futaba Industrial Co., Ltd.                                 36,000              443,097
   Glory, Ltd.                                                 17,000              524,653
   Gunma Bank, Ltd.                                           270,000            1,166,089
   Gunze, Ltd.                                                123,000              517,741
 # Hachijuni Bank, Ltd.                                       287,000            1,373,156
*# Hankyu Corp.                                               174,000              487,747
 # Hanshin Electric Railway Co., Ltd.                         180,000   $          494,704
   Heiwa Corp                                                  60,800              842,717
 # Higo Bank, Ltd.                                            308,000            1,864,536
   Hitachi Cable, Ltd.                                        196,000              690,796
   Hitachi Maxell, Ltd.                                        96,000            1,248,211
 # Hitachi Metals, Ltd.                                       360,000            1,097,882
   Hitachi, Ltd.                                            3,734,000           21,990,782
 # Hokkoku Bank, Ltd.                                         170,000              853,725
   Hokuetsu Paper Mills, Ltd.                                 162,000              831,300
 * Hokugin Financial Group, Inc.                              414,000              631,282
   House Foods Corp.                                          117,000            1,248,841
 # Hyakugo Bank, Ltd.                                         258,000            1,192,002
 # Hyakujishi Bank, Ltd.                                      314,000            2,310,848
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                                683,000              823,192
   Itochu Corp.                                               120,000              360,482
   Iyo Bank, Ltd.                                             170,000            1,154,858
   JFE Holdings, Inc.                                          56,300            1,318,568
   Japan Airport Terminal Co., Ltd.                            33,000              241,052
   Joyo Bank, Ltd.                                            455,000            1,404,219
 # Juroku Bank, Ltd.                                          349,000            1,625,183
 # Kagoshima Bank, Ltd.                                       110,000              587,564
   Kamigumi Co., Ltd.                                         357,000            2,301,334
   Kansai Paint Co., Ltd., Osaka                              131,000              538,258
   Katokichi Co., Ltd.                                         26,300              416,881
 # Kawasaki Heavy Industries, Ltd.                            694,000              754,072
   Kikkoman Corp.                                             259,000            1,714,527
   Kinden Corp.                                               139,000              613,011
   Kirin Brewery Co., Ltd.                                    437,000            3,491,372
   Kissei Pharmaceutical Co., Ltd.                             41,000              750,594
 * Kobe Steel, Ltd.                                         2,632,000            3,028,050
   Koito Manufacturing Co., Ltd.                               79,000              471,028
   Kokuyo Co., Ltd.                                            67,700              730,038
   Komatsu, Ltd.                                            1,279,000            7,287,218
   Komori Corp.                                                39,000              473,612
 # Koyo Seiko Co.                                             198,000            1,835,008
   Kubota Corp.                                               140,000              511,322
   Kuraray Co., Ltd.                                          184,000            1,370,928
 # Kuraya Sanseido, Inc.                                       68,500              582,300
 # Makita Corp.                                               209,000            1,915,961
 # Marubeni Corp.                                           1,942,000            3,191,746
   Marui Co., Ltd.                                            177,000            2,173,713
 # Maruichi Steel Tube, Ltd.                                  117,000            1,348,192
   Matsushita Electric Industrial Co., Ltd.                 1,977,135           25,472,407
   Matsushita Electric Works, Ltd.                            385,000            2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                             202,000              754,365
 # Michinoku Bank, Ltd.                                       187,000            1,084,231
   Millea Holdings, Inc.                                           46              504,237
   Mitsubishi Corp.                                            40,000              367,056
 # Mitsubishi Gas Chemical Co., Inc.                          239,000              713,596
   Mitsubishi Heavy Industries, Ltd.                        1,743,000            4,647,152
   Mitsubishi Logistics Corp.                                  81,000              635,309
*# Mitsubishi Materials Corp.                                 975,000            1,406,593
   Mitsui Chemicals, Inc.                                     116,800              622,820
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                399,000              506,401
   Mitsui Trust Holdings                                      641,000            3,119,550
   Mitsumi Electric Co., Ltd.                                  17,000              163,605
 * Mizuho Holdings, Inc.                                        1,192            3,112,784
   NGK Insulators, Ltd.                                        93,000              596,110

                                                               SHARES               VALUE+
                                                               ------               ------
   NGK Spark Plug Co., Ltd.                                   120,000   $          989,408
   NSK, Ltd.                                                  265,000              924,306
   Nagase & Co., Ltd.                                          72,000              466,764
   Namco, Ltd.                                                  5,500              139,107
   Nanto Bank, Ltd.                                           317,000            1,256,191
   Nichicon Corp.                                              42,600              426,311
   Nichirei Corp.                                             149,000              450,320
   Nihon Unisys, Ltd.                                          52,700              371,960
   Nippon Broadcasting System, Inc.                            17,200              785,245
 # Nippon Electric Glass Co., Ltd.                             72,000            1,347,699
   Nippon Kayaku Co., Ltd.                                     95,000              456,264
   Nippon Meat Packers, Inc., Osaka                           120,000            1,159,241
   Nippon Mining Holdings, Inc.                               370,000            1,168,919
   Nippon Mitsubishi Oil Corp.                              1,871,050            9,242,497
   Nippon Paint Co., Ltd.                                     127,000              396,585
   Nippon Sanso Corp.                                          30,000              118,608
   Nippon Sheet Glass Co., Ltd.                               233,000              604,200
   Nippon Shokubai Co., Ltd.                                  163,000            1,163,861
 * Nippon Television Network Corp.                              4,190              622,838
   Nipponkoa Insurance Co., Ltd.                               45,000              213,660
 # Nishimatsu Construction Co., Ltd.                          364,000            1,203,141
   Nishi-Nippon Bank, Ltd.                                    156,540              330,175
   Nissay Dowa General Insurance
     Co., Ltd.                                                383,000            1,605,159
   Nisshin Seifun Group, Inc.                                 123,000              990,559
 # Nisshin Steel Co., Ltd.                                    523,000              859,569
   Nisshinbo Industries, Inc.                                 305,000            1,506,620
   Obayashi Corp.                                             520,000            1,989,409
   Ogaki Kyoritsu Bank, Ltd.                                   50,000              306,793
   Oji Paper Co., Ltd.                                        275,000            1,604,502
   Okumura Corp.                                              120,000              470,051
   Onward Kashiyama Co., Ltd.                                  83,000              910,181
   PanaHome Corp.                                              88,000              402,557
   Pioneer Electronic Corp.                                    60,000            1,533,967
   Promise Co., Ltd.                                           60,500            2,574,233
 * Resona Holdings, Inc.                                    1,873,000            2,342,961
   SFCG Co., Ltd.                                               5,980              687,984
   San In Godo Bank, Ltd.                                      92,000              681,264
   Santen Pharmaceutical Co., Ltd.                             44,000              517,056
   Sanwa Shutter Corp.                                        101,000              514,591
   Sanyo Shinpan Finance Co., Ltd.                             19,800              578,525
   Sapporo Hokuyo Holdings, Inc.                                  187              986,907
 # Sapporo Holdings, Ltd.                                     187,000              450,767
   Seino Transportation Co., Ltd.                             193,000            1,369,257
   Sekisui Chemical Co., Ltd.                                 557,000            2,476,799
   Sekisui House, Ltd.                                        942,000            8,885,009
   Seventy-seven (77) Bank, Ltd.                              201,000            1,064,463
   Shiga Bank, Ltd.                                           272,000            1,055,515
   Shikoku Bank, Ltd.                                          72,000              470,709
   Shimachu Co., Ltd.                                          27,000              509,085
 # Shimadzu Corp.                                             181,000              689,162
   Shimizu Corp.                                              997,000            3,431,967
*# Shinko Securities Co., Ltd.                                390,000            1,107,469
   Shizuoka Bank, Ltd.                                        394,000            2,755,698
   Softbank Corp.                                              49,100            1,860,528
   Sumitomo Bakelite Co., Ltd.                                105,000              662,482
   Sumitomo Corp.                                             471,000            2,924,398
   Sumitomo Electric Industries, Ltd.                         360,000            2,945,216
   Sumitomo Forestry Co., Ltd.                                139,000            1,078,799
   Sumitomo Metal Industries, Ltd.
     Osaka                                                  1,481,000            1,271,129
   Sumitomo Metal Mining Co., Ltd.                            313,000   $        1,977,685
   Sumitomo Osaka Cement Co., Ltd.                             96,000              170,928
   Sumitomo Realty & Development Co.,
     Ltd.                                                     150,000            1,169,650
   Sumitomo Rubber                                             43,000              206,127
   Sumitomo Trust & Banking Co., Ltd.                          21,000              112,555
   Suruga Bank, Ltd.                                           87,000              498,073
   Suzuken Co., Ltd.                                           26,400              712,308
   TDK Corp.                                                   10,100              656,611
   TV Asahi Corp.                                                 202              298,795
 # Taiheiyo Cement Corp.                                    1,209,800            2,750,550
   Taisei Corp.                                             1,325,000            4,294,878
   Taiyo Yuden Co., Ltd.                                       57,000              667,741
 # Takashimaya Co., Ltd.                                      214,000            1,473,302
   Takefuji Corp.                                              10,840              584,956
   Teijin, Ltd.                                               893,000            2,429,821
   Teikoku Oil Co., Ltd.                                      346,000            1,535,391
   Toda Corp.                                                 169,000              421,266
   Toho Bank, Ltd.                                            254,000            1,018,134
 * Tokai Tokyo Securities Co., Ltd.                           155,000              335,418
   Tokuyama Corp.                                             248,000              853,689
   Tokyo Broadcasting System, Inc.                             94,000            1,458,236
   Tokyo Steel Manufacturing Co., Ltd.                         74,100              583,220
   Tokyo Style Co., Ltd.                                      133,000            1,284,825
   Tokyo Tatemono Co., Ltd.                                   109,000              446,868
   Toppan Printing Co., Ltd.                                  365,000            3,346,056
   Toray Industries, Inc.                                     620,000            2,411,615
   Toshiba TEC Corp.                                          138,000              506,538
   Tostem Inax Holding Corp.                                  160,000            2,809,350
   Toto, Ltd.                                                 247,000            1,907,981
 # Toyo Ink Manufacturing Co., Ltd.                           145,000              496,485
   Toyo Seikan Kaisha, Ltd.                                   287,600            3,293,010
   Toyo Suisan Kaisha, Ltd.                                    53,000              527,968
   Toyota Auto Body Co., Ltd.                                  86,000            1,134,679
   Toyota Industries Corp.                                     76,500            1,435,423
 # Toyota Tsusho Corp.                                        314,000            2,729,438
 * UFJ Holdings, Inc.                                           1,130            4,828,708
 # UNY Co., Ltd.                                               91,000              886,569
   Wacoal Corp.                                               149,000            1,180,899
 # Yamagata Bank, Ltd.                                        153,700              680,647
   Yamaguchi Bank, Ltd.                                       133,000            1,165,815
   Yamanashi Chuo Bank, Ltd.                                   57,000              244,613
   Yamatake Corp.                                              20,000              156,501
 # Yamazaki Baking Co., Ltd.                                  115,000              882,031
 # Yokogawa Electric Corp.                                    337,000            4,394,048
   Yokohama Rubber Co., Ltd.                                  410,000            1,066,929
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $386,238,511)                                                         339,283,112
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $64,561)                                                                 64,237
                                                                        ------------------
TOTAL -- JAPAN
   (Cost $386,303,072)                                                         339,347,349
                                                                        ------------------
FRANCE -- (9.3%)
COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de
     France SA)                                               122,514            6,241,573
   AXA                                                        437,405            8,404,980

                                                               SHARES               VALUE+
                                                               ------               ------
 # Air France                                                  96,800   $        1,473,664
   Air Liquide SA                                               8,848            1,427,610
 * Alcatel SA                                                 195,750            2,555,342
*# Alstom SA                                                  100,000              206,181
   Arcelor SA                                                 167,800            2,721,505
   BNP Paribas SA                                             549,686           30,969,339
 * Cap Gemini SA                                               38,600            1,906,356
   Compagnie de Saint-Gobain                                  268,585           12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                   10,600            1,140,407
 # Credit Agricole SA                                          27,710              604,543
   Eiffage SA                                                   3,477              375,950
   Esso Ste. Anonyme Francaise SA                                 686               76,106
   Euler-Hermes SA                                              9,975              453,181
 # Faurecia SA                                                  8,850              599,392
   Fimalac SA                                                  14,000              466,544
   Fonciere Lyonnaise SA                                       10,950              433,159
 * France Telecom SA                                          188,321            4,853,518
   Generale des Establissements
     Michelin SA Series B                                     103,120            4,091,573
 # Havas SA                                                   115,600              612,491
 # Imerys SA                                                   11,000            2,175,685
   LaFarge SA                                                  49,347            3,930,747
   LaFarge SA Prime Fidelity                                   82,581            6,622,556
   Lagardere S.C.A. SA                                         10,900              594,507
 # Pechiney SA Series A                                        55,475            3,189,304
   Peugeot SA                                                 224,200           10,545,909
   Rallye SA                                                   18,020              950,445
 # Remy Cointreau SA                                           35,150            1,169,251
   Renault SA                                                  70,650            4,696,054
   Rexel SA                                                    10,713              437,910
   Rue Imperiale                                                5,240            1,017,573
   SEB SA Prime Fidelity                                        9,000            1,104,744
   Schneider Electric SA                                       28,155            1,734,755
*# Scor SA                                                    122,300              467,667
 # Societe des Ciments de Francais                             28,000            1,851,070
   Societe Generale, Paris                                    293,528           23,504,196
   Sophia SA                                                   11,550              573,471
   Suez (ex Suez Lyonnaise des Eaux)                          206,550            3,577,770
   Thomson SA                                                  77,400            1,638,517
   Valeo SA                                                    59,000            2,295,018
 * Veolia Environnement SA                                     25,700              604,746
 * Vivendi Universal SA                                       265,727            6,099,916
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $102,187,650)                                                         160,410,751
                                                                        ------------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                  100,000               53,943
 * Alstom SA Warrants 01/09/04                                100,000               35,962
 * Rallye SA Series B Warrants 11/30/05                        18,020                4,536
                                                                        ------------------
TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                                   94,441
                                                                        ------------------
TOTAL -- FRANCE
   (Cost $102,257,166)                                                         160,505,192
                                                                        ------------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                                  462,000   $        2,265,827
   Baloise-Holding                                            190,560            7,827,477
 * Banque Cantonale Vaudoise                                    3,000              315,614
 * Berner Kantonalbank                                          3,100              356,709
 * Ciba Spezialitaetenchemie
     Holding AG                                                25,500            1,786,176
 # Cie Financiere Richemont AG
     Series A                                               1,251,000           30,967,263
 * Clariant AG                                                 12,800              180,704
   Credit Swisse Group                                        256,400            8,508,850
   Givaudan SA                                                  2,952            1,349,582
   Helvetia Patria Holding                                        955              145,534
   Holcim, Ltd.                                               168,600            7,349,318
   Jelmoli Holding AG                                             500              468,005
   Luzerner Kantonalbank AG                                    14,627            2,127,202
   PSP Swiss Property AG                                       27,400            3,799,315
   Pargesa Holding SA, Geneve                                   1,935            4,598,304
   Rieters Holdings AG                                          7,860            1,681,176
   Sig Holding AG                                              44,130            5,948,428
   Sika Finanz AG, Baar                                           760              308,652
 * St. Galler Kantonalbank                                      1,700              308,381
 * Swiss Life AG                                               79,080           14,375,735
   Syngenta AG                                                116,500            7,133,002
   UBS AG                                                      42,000            2,704,762
   Unaxis Holding AG                                           45,400            6,251,315
   Valiant Holding AG                                          12,100              835,390
   Valora Holding AG                                            7,500            1,781,128
 * Zurich Financial Services AG                                30,006            3,864,719
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $78,322,394)                                                          117,238,568
                                                                        ------------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $107,456)                                          462,000              575,391
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $654)                                                                       674
                                                                        ------------------
TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                                          117,814,633
                                                                        ------------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                                     15,980            1,099,916
   Aareal Bank AG                                              11,200              338,462
   Allianz AG                                                   5,000              560,104
   BASF AG                                                    386,050           19,112,302
 # BHW Holding AG                                              34,600              518,448
 * Bankgesellschaft Berlin AG                                 233,550              573,922
   Bayer AG                                                   179,900            4,854,294
 * Bayerische Hypo-UND
     Vereinsbank AG                                           337,110            7,859,785
   Bilfinger & Berger Bau AG                                   11,700              375,872
   Celanese AG                                                 17,400              604,876
   Commerzbank AG                                             408,050            7,875,147
   DaimlerChrysler AG                                          86,700            3,294,563
   Deutsche Bank AG                                           359,305           25,002,584
   Deutsche Lufthansa AG                                      305,250            4,676,338
   E.ON AG                                                      7,600              429,551

                                                               SHARES               VALUE+
                                                               ------               ------
 * Fraport AG                                                   5,100   $          140,610
 # Fresenius Medical Care AG                                   27,600            1,756,803
 * Heidelberger Druckmaschinen AG                              19,600              702,501
 * Heidelberger Zement AG                                      52,777            2,152,911
   Hochtief AG                                                 56,150            1,521,169
 * Hypo Real Estate Holding AG                                 84,277            1,813,408
   Karstadt Quelle AG                                          20,000              532,234
   Linde AG                                                    76,000            3,676,009
   MAN AG                                                      88,000            2,384,023
   MG Technologies AG                                          44,000              589,677
   Merck KGAA                                                  36,000            1,412,002
   SCA Hygiene Products AG                                      3,550            1,148,977
   ThyssenKrupp AG                                            120,850            2,239,626
   Tui AG                                                      52,650              989,609
 * Vattenfall Europe AG                                        94,898            2,696,056
   Volkswagen AG                                               51,950            2,587,474
                                                                        ------------------
TOTAL -- GERMANY
   (Cost $99,221,168)                                                          103,519,253
                                                                        ------------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                        656,302           14,444,277
   Aegon NV                                                   380,745            5,079,825
   Buhrmann NV                                                 58,400              443,835
   DSM NV                                                      78,837            3,633,673
 * Hunter Douglas NV                                           11,100              486,994
   Ing Groep NV                                             1,552,333           33,252,848
*# Koninklijke Ahold NV                                       246,900            1,781,710
 * Koninklijke KPN NV                                         278,922            2,186,653
 * Koninklijke Numico NV                                       51,200            1,301,143
   Koninklijke Philips Electronics NV                         405,906           11,531,697
   NV Holdingsmij de Telegraaf                                  6,800              145,257
   Nutreco Holding NV                                          15,600              425,427
   Oce NV                                                      39,100              558,692
   VNU NV                                                      71,722            2,234,488
   Vedior NV                                                   46,388              702,309
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $44,778,113)                                                           78,208,828
                                                                        ------------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                                          246,900              230,853
                                                                        ------------------
TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                                           78,439,681
                                                                        ------------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                                  842,619            3,627,826
   APN News & Media, Ltd.                                     471,395            1,313,239
   AWB, Ltd.                                                  131,400              416,455
   AXA Asia Pacific Holdings, Ltd.                          2,747,250            5,168,562
   Ansell, Ltd.                                                74,421              351,647
   Bluescope Steel, Ltd.                                    1,252,100            4,521,034
   Boral, Ltd.                                                848,085            3,068,369
   CSR, Ltd.                                                1,491,630            1,878,056
   Caltex Australia, Ltd.                                     108,540              338,505
   Commonwealth Bank of Australia                              48,446              967,532
   Insurance Australia Group, Ltd.                          1,404,567            4,248,318
 # Lend Lease Corp., Ltd.                                     291,574            2,215,319
   Lion Nathan, Ltd.                                          843,500            3,540,066
   Mayne Group, Ltd.                                        1,263,622            3,245,965
   Mirvac, Ltd.                                               947,363   $        2,995,685
   Orica, Ltd.                                                343,946            3,205,563
   Origin Energy, Ltd.                                        678,541            2,292,932
   Paperlinx, Ltd.                                            663,645            2,180,168
   Publishing and Broadcasting, Ltd.                          579,260            4,891,507
   Quantas Airways, Ltd.                                    2,699,763            6,505,312
   Rinker Group, Ltd.                                       1,155,484            4,882,868
   Santos, Ltd.                                               867,907            4,056,990
 # Seven Network, Ltd.                                        355,302            1,357,469
   Southcorp, Ltd.                                          1,102,616            2,202,072
   Stockland Trust Group                                       20,641               76,173
 * Stockland Trust Group Issue 03                                 708                2,562
 * WMC Resources, Ltd.                                      1,678,932            5,940,735
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $53,898,384)                                                           75,490,929
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $99,074)                                                                100,242
                                                                        ------------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                834,033                    0
                                                                        ------------------
TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                                           75,591,171
                                                                        ------------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                               1,190,000              382,297
   Banca Intesa SpA                                         6,301,917           23,720,385
   Banca Monte Dei Paschi di Siena SpA                        739,000            2,427,250
 * Banca Nazionale del Lavoro SpA                             733,000            1,717,790
   Banca Popolare di Lodi Scarl                               117,933            1,381,177
   Banca Popolare di Milano                                   325,400            1,934,722
 * Banca Popolare Rights                                       57,990              679,152
   Buzzi Unicem SpA                                            66,000              799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                                   500,000              897,245
   Caltagirone Editore SpA                                     31,987              261,503
 * Capitalia SpA                                            2,022,125            6,399,283
 # Compagnia Assicuratrice Unipol SpA                         452,120            1,821,010
*# E.Biscom SpA                                                16,000            1,054,878
*# Fiat SpA                                                   771,970            6,042,728
 * IFIL Finanziaria Partecipazioni SpA                        557,594            1,787,974
 # Italcementi SpA                                            357,560            4,410,458
   Italmobiliare SpA, Milano                                    7,500              343,435
   Milano Assicurazioni SpA                                   107,000              357,214
 # Parmalat Finanziaria SpA                                   468,000            1,284,697
*# Pirelli & Co. SpA                                        1,486,658            1,413,200
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                  8,800              299,691
*# Telecom Italia SpA                                       1,209,533            3,501,501
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $50,508,616)                                                           62,916,660
                                                                        ------------------
RIGHTS/WARRANTS -- (0.0%)
*  Fiat SpA Warrants 01/31/07
     (Cost $0)                                                 51,693               16,545
                                                                        ------------------
TOTAL -- ITALY
   (Cost $50,508,616)                                                           62,933,205
                                                                        ------------------

                                                               SHARES               VALUE+
                                                               ------               ------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Abertis Infrastructuras SA                                 905,074   $       12,693,733
   Acerinox SA                                                 65,340            3,021,766
   Arcelor SA                                                  30,000              485,843
   Banco de Andalucia                                             900               75,520
 # Banco de Sabadell SA                                       110,700            2,327,537
   Banco Pastor SA                                             59,400            1,745,928
   Cementos Portland SA                                        15,076              813,239
 # Corporacion Mapfre Compania
     Internacional de Reaseguros SA                           108,900            1,404,622
   Ebro Puleva SA                                              83,525              863,064
   Endesa SA, Madrid                                          258,792            4,250,018
   Gas Natural SA, Buenos Aires                                21,400              440,970
   Iberdrola SA                                               535,000            9,228,561
   Iberia Lineas Aereas de Espana SA                          495,700            1,331,025
   Inmobiliaria Colonial SA ICSA                               30,400              651,569
   Inmobiliaria Urbis SA                                       69,212              630,543
 # Metrovacesa SA                                             104,144            3,172,184
   Repsol SA                                                  300,600            5,250,104
   Sacyr Vallehermoso SA                                       45,000              634,365
   Sociedad General de Aguas de
     Barcelona SA                                              77,400            1,099,458
 * Sociedad General de Aguas de
     Barcelona SA Rights                                          737               10,469
 # Sol Melia SA                                               100,300              712,976
   Union Fenosa SA                                            230,000            3,768,910
                                                                        ------------------
TOTAL -- SPAIN
   (Cost $35,976,003)                                                           54,612,404
                                                                        ------------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
   Drott Series AB                                            102,200            1,792,131
   Gambro AB Series A                                         289,900            2,397,900
   Gambro AB Series B                                         108,800              899,936
   Holmen AB Series A                                           6,300              211,776
   Holmen AB Series B                                          63,100            2,187,931
   Nordbanken Holdings AB                                     250,600            1,658,265
   SSAB Swedish Steel Series A                                 86,200            1,420,298
   SSAB Swedish Steel Series B                                 30,500              482,359
   Skandinaviska Enskilda Banken
     Series A                                                 196,000            2,555,025
   Skandinaviska Enskilda Banken
     Series C                                                   9,800              116,727
   Svenska Cellulosa AB Series A                               19,000              731,728
   Svenska Cellulosa AB Series B                               90,500            3,491,323
   Svenska Kullagerfabriken AB Series A                        22,650              830,330
   Svenska Kullagerfabriken AB Series B                        29,700            1,086,812
 # Trelleborg AB Series B                                      93,800            1,452,418
   Volvo AB Series A                                          160,300            4,423,260
   Volvo AB Series B                                          350,400           10,132,542
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $26,240,631)                                                           35,870,761
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $27)                                                                         30
                                                                        ------------------
TOTAL -- SWEDEN
   (Cost $26,240,658)                                                           35,870,791
                                                                        ------------------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
   Fortum Oyj                                               1,071,385   $       10,723,868
   Huhtamaki Van Leer Oyj                                       2,300               25,420
   Kemira Oyj                                                 101,377            1,111,936
   Kesko Oyj                                                  157,000            2,728,896
   M-real Oyj Series B                                        253,400            2,296,401
   Metso Oyj                                                  193,066            2,258,786
   Outokumpu Oyj Series A                                     351,300            4,695,398
   Stora Enso Oyj Series R                                    547,800            7,374,307
   Upm-Kymmene Oyj                                             30,800              569,687
                                                                        ------------------
TOTAL -- FINLAND
   (Cost $21,140,778)                                                           31,784,699
                                                                        ------------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   Hang Lung Development Co., Ltd.                          1,765,000            2,136,278
   Hang Lung Properties, Ltd.                               3,124,500            3,862,220
   Hysan Development Co., Ltd.                              1,434,699            2,050,544
   I-Cable Communications, Ltd.                               325,121               77,446
   Kerry Properties, Ltd.                                   1,326,884            1,708,513
   New World Development Co., Ltd.                             57,464               35,886
 # Shangri-La Asia, Ltd.                                    3,055,482            2,734,323
 # Sino Land Co., Ltd.                                      5,024,183            2,620,027
 * Tsim Sha Tsui Properties, Ltd.                             472,000              537,862
   Wharf Holdings, Ltd.                                     3,251,214            8,121,431
   Wheelock and Co., Ltd.                                   2,699,000            3,162,493
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $33,549,393)                                                           27,047,023
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $584,981)                                                               585,070
                                                                        ------------------
TOTAL -- HONG KONG
   (Cost $34,134,374)                                                           27,632,093
                                                                        ------------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                   23,700            1,095,765
   Banque Nationale de Belgique                                 1,049            4,499,199
   Bekaert SA                                                   2,000              111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                      40,400            1,954,089
   Groupe Bruxelles Lambert                                    55,500            2,766,950
 * ING Bank Belgium NV                                            128                    4
   Nationale a Portefeuille                                     4,029              483,932
   Sofina SA                                                   10,500              490,878
   Suez (ex Suez Lyonnaise des Eaux)                           95,400            1,582,719
   Tessenderlo Chemie                                          14,400              453,290
 * Umicore-Strip VVPR                                           2,010                1,301
 # Union Miniere SA                                            42,210            2,818,318
                                                                        ------------------
TOTAL -- BELGIUM
   (Cost $13,343,723)                                                           16,258,406
                                                                        ------------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
 * Codan A.S.                                                   1,440               45,242
   Danisco A.S.                                                26,130            1,073,557
   Danske Bank A.S.                                           329,253            6,975,913

                                                               SHARES               VALUE+
                                                               ------               ------
 * Jyske Bank A.S.                                             16,350   $          777,115
   Nordea AB                                                  475,918            3,143,848
   Tele Danmark A.S.                                           11,250              377,017
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $6,944,416)                                                            12,392,692
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $20,258)                                                                 22,385
                                                                        ------------------
TOTAL -- DENMARK
   (Cost $6,964,674)                                                            12,415,077
                                                                        ------------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                  107,588            1,592,759
   CRH P.L.C.                                                 183,413            3,412,253
 * Elan Corp. P.L.C.                                          690,634            3,725,460
   Irish Permanent P.L.C.                                     186,115            2,621,432
                                                                        ------------------
TOTAL -- IRELAND
   (Cost $9,049,567)                                                            11,351,904
                                                                        ------------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                   277,000            2,249,524
   Fraser & Neave, Ltd.                                       471,290            3,143,902
   Haw Par Brothers International, Ltd.                         2,698                6,949
   Keppel Corp., Ltd.                                         855,000            2,752,593
 * Neptune Orient Lines, Ltd.                                 264,000              324,656
   Overseas Chinese Banking Corp., Ltd.                        94,000              648,870
   Singapore Airlines, Ltd.                                   124,000              870,342
   United Overseas Bank, Ltd.                                  66,000              493,874
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $7,444,503)                                                            10,490,710
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $2)                                                                           2
                                                                        ------------------
TOTAL -- SINGAPORE
   (Cost $7,444,505)                                                            10,490,712
                                                                        ------------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 # Den Norske Bank ASA Series A                               589,194            3,557,559
   Norsk Hydro ASA                                             16,700              955,727
   Norske Skogindustrier ASA Series A                         106,100            2,036,964
 * Storebrand ASA                                             183,900            1,123,866
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $5,965,910)                                                             7,674,116
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $907)                                                                     1,019
                                                                        ------------------
TOTAL -- NORWAY
   (Cost $5,966,817)                                                             7,675,135
                                                                        ------------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                               195,400   $          400,535
   Cimpor Cimentos de Portugal SA                             503,265            2,413,104
   Portugal Telecom SA                                         50,082              471,271
 * Sonae SGPS SA                                            3,617,400            3,035,386
                                                                        ------------------
TOTAL -- PORTUGAL
   (Cost $4,639,722)                                                             6,320,296
                                                                        ------------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                           121,100            1,056,805
   Alpha Bank S.A.                                             29,200              769,361
 * Bank of Greece                                               3,400              404,306
   Bank of Piraeus S.A.                                         4,600               46,980
   Commercial Bank of Greece                                   36,800              775,508
   EFG Eurobank Ergasias S.A.                                  60,097            1,011,438
   Hellenic Petroleum S.A.                                    135,530            1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A.                                     40,800              489,080
   Intracom S.A.                                               37,200              239,908
   National Bank of Greece                                     15,520              350,131
                                                                        ------------------
TOTAL -- GREECE
   (Cost $4,950,471)                                                             6,248,266
                                                                        ------------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                        99,828              423,562
   Carter Holt Harvey, Ltd.                                 2,340,800            2,647,490
   Fletcher Building, Ltd.                                    117,643              302,948
                                                                        ------------------
TOTAL COMMON STOCKS
   (Cost $3,436,653)                                                             3,374,000
                                                                        ------------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $7,670)                                                                   8,045
                                                                        ------------------
TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                                             3,382,045
                                                                        ------------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Omv AG                                                       5,913              837,879
 # Voestalpine AG                                              50,371            1,989,553
   Wienerberger AG                                             16,123              408,380
                                                                        ------------------
TOTAL -- AUSTRIA
   (Cost $2,469,231)                                                             3,235,812
                                                                        ------------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                         691,000                    0
                                                                        ------------------

                                                          FACE
                                                         AMOUNT                     VALUE+
                                                         ------                     ------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc.
   0.82%, 12/01/03 (Collateralized by
   $29,593,000 FNMA Discount Notes 1.10%,
   01/09/04, valued at $29,556,009) to be
   repurchased at $29,120,990 (Cost $29,119,000)   $           29,119   $       29,119,000
 Repurchase agreements in a Pooled Cash Account,
   Mizuho Securities USA, 1.05%, 12/01/03
   (Collateralized by $207,315,301 U.S. Treasury
   Obligations, rates ranging from 1.424% to
   9.125%, maturities ranging from 08/15/04 to
   11/15/29, valued at $122,980,964) to be
   repurchased at $122,991,725 (Cost
   $122,980,964)^                                             122,981          122,980,964
                                                                        ------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $152,099,964)                                                       152,099,964
                                                                        ------------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,488,483,619)++                                              $    1,721,238,982
                                                                        ==================

----------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 # Total or Partial Securities on Loan
 * Non-Income Producing Securities
++ The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $116,108 of securities on loan)                                     $   1,721,239
Cash                                                                                                           15
Receivables:
 Investment Securities Sold                                                                                   360
 Dividends, Interest and Tax Reclaims                                                                       4,011
 Fund Shares Sold                                                                                           2,680
 Securities Lending Income                                                                                     59
Prepaid Expenses and Other Assets                                                                               4
                                                                                                    -------------
    Total Assets                                                                                        1,728,368
                                                                                                    -------------
LIABILITIES:
Payables:
 Collateral on Securities Loaned                                                                          122,981
 Investment Securities Purchased                                                                              126
 Fund Shares Redeemed                                                                                          10
 Due to Advisor                                                                                               262
Accrued Expenses and Other Liabilities                                                                        211
                                                                                                    -------------
    Total Liabilities                                                                                     123,590
                                                                                                    -------------
NET ASSETS                                                                                          $   1,604,778
                                                                                                    =============
SHARES OUTSTANDING, $.01 PAR VALUE
 (Unlimited Number of Shares Authorized)
                                                                                                      129,429,345
                                                                                                    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                            $       12.40
                                                                                                    =============
Investments at Cost                                                                                 $   1,488,484
                                                                                                    =============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                                     $   1,374,522
Accumulated Net Investment Income (Loss)                                                                      771
Accumulated Net Realized Gain (Loss)                                                                       (3,675)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                         205
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign Currency                    232,755
Unrealized Net Foreign Exchange Gain (Loss)                                                                   200
                                                                                                    -------------
    Total Net Assets                                                                                $   1,604,778
                                                                                                    =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,937)                                              $      33,562
   Interest                                                                                                   415
   Income from Securities Lending                                                                           1,427
                                                                                                    -------------
          Total Investment Income                                                                          35,404
                                                                                                    -------------
EXPENSES
   Investment Advisory Services                                                                             2,439
   Accounting & Transfer Agent Fees                                                                           802
   Custodian Fees                                                                                             361
   Legal Fees                                                                                                  13
   Audit Fees                                                                                                  17
   Shareholders' Reports                                                                                       27
   Trustees' Fees and Expenses                                                                                  8
   Other                                                                                                        7
                                                                                                    -------------
          Total Expenses                                                                                    3,674
                                                                                                    -------------
   NET INVESTMENT INCOME (LOSS)                                                                            31,370
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                                  (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                                  205
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency         379,196
   Translation of Foreign Currency Denominated Amounts                                                        114
                                                                                                    -------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                          375,975
                                                                                                    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $     407,705
                                                                                                    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR             YEAR
                                                                                      ENDED            ENDED
                                                                                     NOV. 30,         NOV. 30,
                                                                                       2003             2002
                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      31,730    $      27,614
   Net Realized Gain (Loss) on Investment Securities Sold                                 (3,540)           2,766
   Net Realized Gain (Loss) on Foreign Currency Transactions                                 205              (42)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
      Foreign Currency                                                                   379,196          (97,155)
   Translation of Foreign Currency Denominated Amounts                                       114              202
                                                                                   -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                407,705          (66,615)
                                                                                   -------------    -------------
Distributions From:
   Net Investment Income                                                                 (30,082)         (29,420)
   Net Short-Term Gains                                                                       --             (340)
   Net Long-Term Gains                                                                    (1,177)          (2,606)
                                                                                   -------------    -------------
          Total Distributions                                                            (31,259)         (32,366)
                                                                                   -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                         542,740          354,850
   Shares Issued in Lieu of Cash Distributions                                            31,258           32,365
   Shares Redeemed                                                                      (471,133)        (370,867)
                                                                                   -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                        102,865           16,348
                                                                                   -------------    -------------
          Total Increase (Decrease)                                                      479,311          (82,633)
                                                                                   -------------    -------------
NET ASSETS
   Beginning of Period                                                                 1,125,467        1,208,100
                                                                                   -------------    -------------
   End of Period                                                                   $   1,604,778    $   1,125,467
                                                                                   =============    =============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                       53,795           36,168
      Shares Issued in Lieu of Cash Distributions                                          2,986            3,202
      Shares Redeemed                                                                    (47,941)         (37,827)
                                                                                   -------------    -------------
                                                                                           8,840            1,543
                                                                                   =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR             YEAR              YEAR              YEAR              YEAR
                                                  ENDED            ENDED             ENDED             ENDED             ENDED
                                                 NOV. 30,         NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                                   2003             2002              2001              2000              1999
                                               -------------    -------------     -------------     -------------     -------------
Net Asset Value, Beginning of Period           $        9.33    $       10.15     $       12.07     $       13.18     $       11.95
                                               -------------    -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.27             0.24              0.27              0.27              0.28
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   3.06            (0.78)            (1.49)            (0.31)             1.29
                                               -------------    -------------     -------------     -------------     -------------
Total from Investment Operations                        3.33            (0.54)            (1.22)            (0.04)             1.57
                                               -------------    -------------     -------------     -------------     -------------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.25)           (0.25)            (0.27)            (0.26)            (0.31)
   Net Realized Gains                                  (0.01)           (0.03)            (0.43)            (0.81)            (0.03)
                                               -------------    -------------     -------------     -------------     -------------
Total Distributions                                    (0.26)           (0.28)            (0.70)            (1.07)            (0.34)
                                               -------------    -------------     -------------     -------------     -------------
Net Asset Value, End of Period                 $       12.40    $        9.33     $       10.15     $       12.07     $       13.18
                                               =============    =============     =============     =============     =============
Total Return                                           36.24%           (5.53)%          (10.75)%           (0.51)%           13.27%

Net Assets, End of Period (thousands)          $   1,604,778    $   1,125,467     $   1,208,100     $   1,553,481     $   1,660,377
Ratio of Expenses to Average Net Assets                 0.30%            0.30%             0.29%             0.29%             0.29%
Ratio of Net Investment Income to Average Net
   Assets                                               2.61%            2.36%             2.32%             2.13%             2.17%
Portfolio Turnover Rate                                   14%              18%                6%                9%                6%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $17,973.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                      $  275,257
               Sales                                             170,331

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

               Gross Unrealized Appreciation                  $  377,031
               Gross Unrealized Depreciation                    (147,998)
                                                              ----------
               Net                                            $  229,033
                                                              ==========

     For federal income tax purposes, the Fund measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

     During the year ended November 30, 2003, the Series realized net foreign currency gains (losses) in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G. SECURITIES LENDING:

     As of November 30, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE          OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      DFAITC - since 1993     90 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies     School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993     90 portfolios in 4       Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG       DFAIDG - since 1986     investment companies     Professor of Economics, Graduate School of
and DEM.                      DIG - since 1993                                 Business, University of Chicago. Senior
Trustee of DFAITC.            DEM - since 1994                                 Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                            strategy and finance consulting). Formerly,
Chicago, IL 60637                                                              President, Cardean University (division of
Date of Birth: 1/19/39                                                         UNext.com). Member of the Boards of Milwaukee
                                                                               Mutual Insurance Company and UNext.com.
                                                                               Formerly, Trustee, First Prairie Funds
                                                                               (registered investment company). Trustee,
                                                                               Harbor Fund (registered investment company) (13
                                                                               Portfolios).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE          OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     90 portfolios in 4       Professor in Practice of Finance, Yale School
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies     of Management. Director, BIRR Portfolio
and DEM.                      DIG - since 1993                                 Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.            DEM - since 1994                                 Ibbotson Associates, Inc., Chicago, IL
Yale School of Management                                                      (software, data, publishing and consulting).
P.O. Box 208200                                                                Partner, Zebra Capital Management, LLC (hedge
New Haven, CT                                                                  fund manager). Formerly, Director, Hospital
06520-8200                                                                     Fund, Inc. (investment management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    90 portfolios in 4       John and Natty McArthur University Professor,
Harvard Business School       DFA IDG - since 2003    investment companies     Graduate School of Business Administration,
397 Morgan Hall               DFA DIG - since 2003                             Harvard University (since 1998). George Fisher
Soldiers Field                DEM - since 2003                                 Baker Professor of Business Administration,
Boston, MA 02163                                                               Graduate School of Business Administration,
Date of Birth: 7/31/44                                                         Harvard University (1988-1998), Co-founder,
                                                                               Chief Science Officer, Integrated Finance
                                                                               Limited (since 2002). Formerly, Partner,
                                                                               Long-Term Capital Management.

Myron S. Scholes              DFAITC - since 1993     90 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies     Stanford University. Partner, Oak Hill Capital
and DEM.                      DIG - since 1993                                 Management. Chairman, Oak Hill Platinum
Trustee of DFAITC.            DEM - since 1994                                 Partners. Director, Chicago Mercantile
Oak Hill Capital                                                               Exchange. Consultant, Arbor Investors.
Management, Inc.                                                               Formerly, Director, Smith Breeden Family of
2775 Sand Hill Rd.                                                             Funds and Partner, Long-Term Capital
Suite 220                                                                      Management. Director, American Century Fund
Menlo Park, CA 94025                                                           Complex (registered investment companies) (35
Date of Birth: 7/01/41                                                         Portfolios).

Abbie J. Smith                DFAITC - since 2000     90 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies     Graduate School of Business, University of
and DEM.                      DIG - since 2000                                 Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                 Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                    Industries Inc. (office furniture) and
University of Chicago                                                          Director, Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                INTERESTED TRUSTEES/DIRECTORS**
------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAITC - since 1993     90 portfolios in 4       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief     DFAIDG - since 1981     investment companies     Chief Investment Officer and President of
Executive Officer, Chief      DIG - since 1992                                 Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and        DEM - since 1994                                 Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                       Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                             Officer and President of DFAITC. Director and
Trustee, Chief Executive                                                       Chief Investment Officer of Dimensional Fund
Officer, Chief Investment                                                      Advisors Ltd. Director, Chief Executive
Officer and President of                                                       Officer, Chief Investment Officer and President
DFAITC.                                                                        of DFA Australia Ltd. Director of Dimensional
1299 Ocean Avenue                                                              Funds PLC. Chairman, Director, Chief Executive
Santa Monica, CA 90401                                                         Officer and Chief Investment Officer of
Date of Birth: 12/02/46                                                        Dimensional Fund Advisors Canada Inc. (All
                                                                               Chief Investment Officer positions held
                                                                               starting 1/1/2003 except for Dimensional Fund
                                                                               Advisors Canada Inc., which was from
                                                                               6/17/2003.)

                                                                               Limited Partner, Oak Hill Partners. Director,
                                                                               University of Chicago Business School.
                                                                               Formerly, Director, SA Funds (registered
                                                                               investment company). Formerly Director, Assante
                                                                               Corporation (investment management) (until
                                                                               2002).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE          OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     90 portfolios in 4       Chairman, Director and Chief Investment Officer
Chairman and Director of      DFAIDG - since 1981     investment companies     of Dimensional Fund Advisors Inc., DFA
DFAIDG, DIG and DEM.          DIG - since 1992                                 Securities Inc., DFAIDG, DIG and DEM. Chairman,
Trustee and Chairman of       DEM - since 1994                                 Trustee and Chief Investment Officer of DFAITC.
DFAITC.                                                                        Director and President of Dimensional Fund
1299 Ocean Avenue                                                              Advisors Ltd. Director and Chief Investment
Santa Monica, CA 90401                                                         Officer of DFA Australia Ltd. Director of
Date of Birth: 9/07/44                                                         Dimensional Funds PLC and Dimensional Fund
                                                                               Advisors Canada Inc. (Chief Investment Officer
                                                                               positions held through 1/1/2003)

                                                                               Trustee, St. Louis University. Life Trustee and
                                                                               Member of Investment Committee, DePaul
                                                                               University. Director, The German St. Vincent
                                                                               Orphan Home. Member of Investment Committee,
                                                                               Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
              AND ADDRESS                      SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                          Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                          Since 2001          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                  Entities and Dimensional Fund Advisors Canada Inc.
Secretary                                                     Prior to April 2001, legal counsel for Dimensional
Date of Birth: 1/24/67                                        (since March 2000). Associate, Jones, Day, Reavis &
                                                              Pogue from October 1991 to February 2000.

Truman A. Clark                           Since 1996          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                            Since 1999          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. Formerly at Kansas State
Date of Birth: 11/29/56                                       University, Arthur Andersen & Co., and Phillips
                                                              Petroleum Co.

Robert T. Deere                           Since 1994          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                        Since 2001          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. Prior to April 2001,
Date of Birth:  3/18/70                                       marketing supervisor and marketing coordinator for
                                                              Dimensional.

Richard A. Eustice                        Since 1998          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                  Entities, except Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                       Since 1993          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                         Since 2001          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                       Limited. Prior to December 2001, Portfolio Manager.

Glenn S. Freed                            Since 2001          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                       Limited. Formerly, Professor and Associate Dean of the
                                                              Leventhal School of Accounting (September 1998 to
                                                              August 2001) and Academic Director Master of Business
                                                              Taxation Program (June 1996 to August 2001) at the
                                                              University of Southern California Marshall School of
                                                              Business.

Henry F. Gray                             Since 2000          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. Prior to July 2000,
Date of Birth: 9/22/67                                        Portfolio Manager.

Kamyab Hashemi-Nejad                      Since 1997          Vice President, Controller and Assistant Treasurer of
Vice President, Controller and                                all the DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
              AND ADDRESS                      SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Patrick Keating                           Since 2003          Vice President of all the DFA Entities and Dimensional
Vice President                                                Fund Advisors Canada Inc. Formerly, Director, President
Date of Birth: 12/21/54                                       and Chief Executive Officer, Assante Asset Management,
                                                              Inc. (October 2000 to December 2002); Director, Assante
                                                              Capital Management (October 2000 to December 2002);
                                                              President and Chief Executive Officer, Assante Capital
                                                              Management (October 2000 to April 2001); Executive Vice
                                                              President, Assante Corporation (May 2001 to December
                                                              2002); Director, Assante Asset Management Ltd.
                                                              (September 1997 to December 2002); President and Chief
                                                              Executive Officer, Assante Asset Management Ltd.
                                                              (September 1998 to May 2001); Executive Vice President,
                                                              Loring Ward (financial services company) (January 1996
                                                              to September 1998)

Stephen P. Manus                          Since 1997          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                              Since 2003          Vice President of all the DFA Entities and Client
Vice President                                                Service Manager prior to becoming a Vice President;
Date of Birth: 02/09/60                                       Director of Research, Wurts and Associates (investment
                                                              consulting firm) from December 2000 to June 2002; and
                                                              President, Kobe Investment Research from August 1999 to
                                                              November 2000.

Catherine L. Newell                       Since 2000          Vice President and Secretary of all the DFA Entities
Vice President and Secretary                                  and Dimensional Fund Advisors Canada Inc., except DFA
Date of Birth: 5/07/64                                        Australia Limited, for which she is Vice President and
                                                              Assistant Secretary. Director, Dimensional Funds PLC.
                                                              Vice President and Assistant Secretary of all DFA
                                                              Entities (1997-2000).

David A. Plecha                           Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                        Since 2002          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/28/67                                        Limited. Research Associate for Dimensional Fund
                                                              Advisors Inc. (June 2000 to April 2002). Research
                                                              scientist (August 1998 to June 2000) and
                                                              Faculty-Postdoctural Fellow (August 1997 to August
                                                              1998), California Institute of Technology.

Michael T. Scardina                       Since 1993          Vice President, Chief Financial Officer and Treasurer
Vice President, Chief Financial Officer                       of all the DFA Entities and Dimensional Fund Advisors
and Treasurer                                                 Canada Inc. Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                        Since 2001          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. and DFA Australia
Santa Monica, CA                                              Limited. Prior to 2001 and currently, Regional Director
Date of Birth: 1/26/46                                        of Dimensional Fund Advisors Inc.

John C. Siciliano                         Since 2001          Vice President of all the DFA Entities. Director,
Vice President                                                Dimensional Funds PLC. Managing Principal, Payden &
Santa Monica, CA                                              Rygel Investment Counsel from April 1998 through
Date of Birth: 8/24/54                                        December 2000.

Jeanne C. Sinquefield, Ph.D.*             Since 1988          Executive Vice President of all the DFA Entities. Vice
Executive Vice President                                      President of Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                            Since 2000          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. Prior to July 2000,
Santa Monica, CA                                              Portfolio Manager.
Date of Birth: 6/08/63

                                          TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
              AND ADDRESS                      SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Karen E. Umland                           Since 1997          Vice President of all the DFA Entities and Dimensional
Vice President                                                Fund Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                      Since 1997          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                         Since 2001          Vice President of all the DFA Entities, except
Vice President                                                Dimensional Fund Advisors Ltd. and DFA Australia
Santa Monica, CA                                              Limited. President of Dimensional Fund Advisors Canada
Date of Birth: 3/03/45                                        Inc. Prior to 2001 and currently, Director of Financial
                                                              Advisors Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO III
                                  ANNUAL REPORT
                                TABLE OF CONTENTS

                                                                                PAGE
                                                                               ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                             1
    Management's Discussion and Analysis                                          2
    Statement of Assets and Liabilities                                           4
    Statement of Operations                                                       5
    Statements of Changes in Net Assets                                           6
    Financial Highlights                                                          7
    Notes to Financial Statements                                                 8
    Report of Independent Certified Public Accountants                           10

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart                                                            11
    Schedule of Investments                                                      12
    Statement of Assets and Liabilities                                          20
    Statement of Operations                                                      21
    Statements of Changes in Net Assets                                          22
    Financial Highlights                                                         23
    Notes to Financial Statements                                                24
    Report of Independent Certified Public Accountants                           27

FUND MANAGEMENT                                                                  28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 2, 1995-NOVEMBER 30, 2003

GROWTH OF $10,000

                DFA INTERNATIONAL VALUE PORTFOLIO III       MSCI EAFE INDEX (NET DIVIDENDS)
Feb-95                                 $       10,000                        $       10,000
Feb-95                                 $        9,910                        $       10,000
Mar-95                                 $       10,490                        $       10,623
Apr-95                                 $       10,820                        $       11,022
May-95                                 $       10,761                        $       10,891
Jun-95                                 $       10,640                        $       10,700
Jul-95                                 $       11,240                        $       11,366
Aug-95                                 $       10,860                        $       10,933
Sep-95                                 $       10,920                        $       11,146
Oct-95                                 $       10,710                        $       10,846
Nov-95                                 $       11,004                        $       11,148
Dec-95                                 $       11,538                        $       11,597
Jan-96                                 $       11,660                        $       11,645
Feb-96                                 $       11,731                        $       11,684
Mar-96                                 $       11,894                        $       11,933
Apr-96                                 $       12,353                        $       12,281
May-96                                 $       12,241                        $       12,055
Jun-96                                 $       12,281                        $       12,122
Jul-96                                 $       11,954                        $       11,768
Aug-96                                 $       12,006                        $       11,794
Sep-96                                 $       12,210                        $       12,108
Oct-96                                 $       12,098                        $       11,984
Nov-96                                 $       12,627                        $       12,461
Dec-96                                 $       12,468                        $       12,300
Jan-97                                 $       12,049                        $       11,870
Feb-97                                 $       12,154                        $       12,065
Mar-97                                 $       12,207                        $       12,108
Apr-97                                 $       12,133                        $       12,172
May-97                                 $       13,057                        $       12,965
Jun-97                                 $       13,623                        $       13,679
Jul-97                                 $       13,813                        $       13,901
Aug-97                                 $       12,900                        $       12,862
Sep-97                                 $       13,382                        $       13,582
Oct-97                                 $       12,680                        $       12,539
Nov-97                                 $       12,144                        $       12,411
Dec-97                                 $       12,091                        $       12,519
Jan-98                                 $       12,820                        $       13,092
Feb-98                                 $       13,657                        $       13,932
Mar-98                                 $       14,266                        $       14,361
Apr-98                                 $       14,309                        $       14,475
May-98                                 $       14,439                        $       14,404
Jun-98                                 $       14,298                        $       14,513
Jul-98                                 $       14,461                        $       14,660
Aug-98                                 $       12,569                        $       12,843
Sep-98                                 $       11,896                        $       12,450
Oct-98                                 $       13,080                        $       13,748
Nov-98                                 $       13,646                        $       14,452
Dec-98                                 $       13,914                        $       15,022
Jan-99                                 $       13,635                        $       14,977
Feb-99                                 $       13,298                        $       14,621
Mar-99                                 $       14,116                        $       15,231
Apr-99                                 $       14,956                        $       15,847
May-99                                 $       14,194                        $       15,031
Jun-99                                 $       14,833                        $       15,617
Jul-99                                 $       15,372                        $       16,081
Aug-99                                 $       15,518                        $       16,141
Sep-99                                 $       15,573                        $       16,304
Oct-99                                 $       15,506                        $       16,907
Nov-99                                 $       15,451                        $       17,494
Dec-99                                 $       16,222                        $       19,065
Jan-00                                 $       14,971                        $       17,854
Feb-00                                 $       14,597                        $       18,334
Mar-00                                 $       15,402                        $       19,046
Apr-00                                 $       15,005                        $       18,044
May-00                                 $       15,286                        $       17,604
Jun-00                                 $       16,349                        $       18,292
Jul-00                                 $       15,823                        $       17,526
Aug-00                                 $       15,964                        $       17,678
Sep-00                                 $       15,496                        $       16,817
Oct-00                                 $       15,380                        $       16,420
Nov-00                                 $       15,368                        $       15,804
Dec-00                                 $       16,217                        $       16,366
Jan-01                                 $       16,245                        $       16,357
Feb-01                                 $       15,759                        $       15,131
Mar-01                                 $       14,801                        $       14,121
Apr-01                                 $       15,584                        $       15,103
May-01                                 $       15,463                        $       14,570
Jun-01                                 $       15,166                        $       13,974
Jul-01                                 $       14,855                        $       13,719
Aug-01                                 $       15,070                        $       13,372
Sep-01                                 $       13,141                        $       12,018
Oct-01                                 $       13,223                        $       12,325
Nov-01                                 $       13,708                        $       12,780
Dec-01                                 $       13,764                        $       12,856
Jan-02                                 $       13,474                        $       12,173
Feb-02                                 $       13,619                        $       12,258
Mar-02                                 $       14,476                        $       12,921
Apr-02                                 $       14,955                        $       13,007
May-02                                 $       15,463                        $       13,172
Jun-02                                 $       15,027                        $       12,648
Jul-02                                 $       13,489                        $       11,399
Aug-02                                 $       13,474                        $       11,373
Sep-02                                 $       11,877                        $       10,152
Oct-02                                 $       12,211                        $       10,697
Nov-02                                 $       12,951                        $       11,182
Dec-02                                 $       12,619                        $       10,807
Jan-03                                 $       12,202                        $       10,356
Feb-03                                 $       11,948                        $       10,119
Mar-03                                 $       11,665                        $        9,920
Apr-03                                 $       12,945                        $       10,893
May-03                                 $       13,914                        $       11,553
Jun-03                                 $       14,360                        $       11,832
Jul-03                                 $       15,015                        $       12,119
Aug-03                                 $       15,403                        $       12,411
Sep-03                                 $       15,999                        $       12,793
Oct-03                                 $       17,265                        $       13,590
Nov-03                                 $       17,622                        $       13,893

ANNUALIZED           ONE        FIVE            FROM
TOTAL RETURN (%)     YEAR       YEARS     FEBRUARY 2, 1995
----------------------------------------------------------
                    36.07       5.25            6.63

- THE PORTFOLIO INVESTS IN THE DFA INTERNATINAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO THE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                       MANAGEMENT DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

      International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                         LOCAL
                                                        CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                            RETURN        RETURN
-----------------------------                           --------     -----------
United Kingdom                                            8.75%        20.20%
Japan                                                    10.89%        23.83%
France                                                    4.36%        25.05%
Switzerland                                               6.19%        21.02%
Germany                                                  13.35%        35.77%
Netherlands                                              -7.05%        11.00%
Australia                                                 6.24%        35.23%
Italy                                                     8.50%        29.46%
Spain                                                    11.80%        34.09%
Sweden                                                   14.22%        35.75%

----------
Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                                45.99%
Citigroup EPAC Extended Market Index (small companies)                   41.90%
MSCI EAFE Value Index (net dividends)                                    27.79%
MSCI EAFE Index (net dividends)                                          24.23%
MSCI EAFE Growth Index (net dividends)                                   20.62%

MASTER-FEEDER STRUCTURE

      The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

THE DFA INTERNATIONAL VALUE PORTFOLIO III

      The DFA International Value Portfolio III seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 597 stocks in 21 developed-country markets, as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.75% of Master Fund assets.

      As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends) and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio III over this period was 36.07%.

                      DFA INTERNATIONAL VALUE PORTFOLIO III
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (28,750,073 Shares,
   Cost $283,977++) at Value+                                                   $     356,501
Receivable for Fund Shares Sold                                                           686
Prepaid Expenses and Other Assets                                                          29
                                                                                -------------
      Total Assets                                                                    357,216
                                                                                -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                        636
   Fund Shares Redeemed                                                                    50
   Due to Advisor                                                                           3
Accrued Expenses and Other Liabilities                                                     18
      Total Liabilities                                                                   707
                                                                                -------------
NET ASSETS                                                                      $     356,509
                                                                                =============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                        30,126,237
                                                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $       11.83
                                                                                =============
NET ASSETS CONSIST OF:
Paid-In Capital                                                                 $     287,007
Accumulated Net Investment Income (Loss)                                                6,418
Accumulated Net Realized Gain (Loss)                                                   (9,440)
Unrealized Appreciation (Depreciation) from Investment Securities                      72,524
                                                                                -------------
      Total Net Assets                                                          $     356,509
                                                                                =============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $293,646.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO III
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company          $       6,621
                                                                                -------------
EXPENSES
   Administrative Services                                                                 26
   Accounting & Transfer Agent Fees                                                        19
   Legal Fees                                                                              14
   Audit Fees                                                                               4
   Filing Fees                                                                             22
   Shareholders' Reports                                                                   33
   Directors' Fees and Expenses                                                             2
          Total Expenses                                                                  120
                                                                                -------------
   NET INVESTMENT INCOME (LOSS)                                                         6,501
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA Investment Trust Company              229
   Net Realized Gain (Loss) on Investment Securities Sold                              (2,449)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           86,544
                                                                                -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            84,324
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $      90,825
                                                                                =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO III
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                         YEAR          YEAR
                                                                                         ENDED         ENDED
                                                                                       NOV. 30,      NOV. 30,
                                                                                         2003          2002
                                                                                      ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                       $    6,501    $    5,244
   Capital Gain Distributions Received from The DFA Investment Trust Company                 229           463
   Net Realized Gain (Loss) on Investment Securities Sold                                 (2,449)       (3,709)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities              86,544       (14,770)
                                                                                      ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations                 90,825       (12,772)
                                                                                      ----------    ----------
Distributions From:
   Net Investment Income                                                                  (4,886)       (4,407)
   Net Short-Term Gains                                                                       --          (213)
   Net Long-Term Gains                                                                      (407)       (8,013)
                                                                                      ----------    ----------
          Total Distributions                                                             (5,293)      (12,633)
                                                                                      ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                          94,320       118,898
   Shares Issued in Lieu of Cash Distributions                                             5,293        12,633
   Shares Redeemed                                                                       (51,406)      (67,662)
                                                                                      ----------    ----------
          Net Increase (Decrease) from Capital Share Transactions                         48,207        63,869
                                                                                      ----------    ----------
          Total Increase (Decrease)                                                      133,739        38,464
NET ASSETS
   Beginning of Period                                                                   222,770       184,306
                                                                                      ----------    ----------
   End of Period                                                                      $  356,509    $  222,770
                                                                                      ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                       10,134        12,690
      Shares Issued in Lieu of Cash Distributions                                            626         1,353
      Shares Redeemed                                                                     (5,617)       (7,196)
                                                                                      ----------    ----------
                                                                                           5,143         6,847
                                                                                      ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO III
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR          YEAR          YEAR          YEAR          YEAR
                                                      ENDED         ENDED         ENDED         ENDED         ENDED
                                                     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                       2003          2002          2001          2000          1999
                                                   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period               $      8.92   $     10.16   $     13.15   $     13.79   $     12.55
                                                   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.22          0.23          0.27          0.31          0.33
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     2.91         (0.76)        (1.47)        (0.36)         1.28
                                                   -----------   -----------   -----------   -----------   -----------
Total from Investment Operations                          3.13         (0.53)        (1.20)        (0.05)         1.61
                                                   -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.20)        (0.25)        (0.33)        (0.32)        (0.28)
   Net Realized Gains                                    (0.02)        (0.46)        (1.46)        (0.27)        (0.09)
                                                   -----------   -----------   -----------   -----------   -----------
Total Distributions                                      (0.22)        (0.71)        (1.79)        (0.59)        (0.37)
                                                   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period                     $     11.83   $      8.92   $     10.16   $     13.15   $     13.79
                                                   ===========   ===========   ===========   ===========   ===========
Total Return                                             36.09%        (5.52)%      (10.80)%       (0.53)%       13.22%

Net Assets, End of Period (thousands)              $   356,509   $   222,770   $   184,306   $   203,184   $   269,973
Ratio of Expenses to Average Net Assets (1)               0.35%         0.35%         0.34%         0.33%         0.33%
Ratio of Net Investment Income to Average Net
   Assets                                                 2.46%         2.52%         2.34%         2.04%         2.38%
Portfolio Turnover Rate                                    N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series               14%           18%            6%            9%            6%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 22% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3,883.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                    $  62,855
          Gross Unrealized Depreciation                           --
                                                           ---------
          Net                                              $  62,855
                                                           =========

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO III AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                  THE DFA INTERNATIONAL VALUE SERIES        MSCI EAFE INDEX (NET DIVIDENDS)
Feb-94                      $       10,000
Feb-94                      $       10,100                           $       10,000
Mar-94                      $        9,830                           $        9,569
Apr-94                      $       10,161                           $        9,975
May-94                      $       10,221                           $        9,918
Jun-94                      $       10,341                           $       10,058
Jul-94                      $       10,543                           $       10,155
Aug-94                      $       10,704                           $       10,396
Sep-94                      $       10,331                           $       10,068
Oct-94                      $       10,764                           $       10,404
Nov-94                      $       10,200                           $        9,903
Dec-94                      $       10,261                           $        9,966
Jan-95                      $        9,854                           $        9,583
Feb-95                      $        9,834                           $        9,556
Mar-95                      $       10,415                           $       10,152
Apr-95                      $       10,740                           $       10,533
May-95                      $       10,678                           $       10,408
Jun-95                      $       10,567                           $       10,225
Jul-95                      $       11,162                           $       10,862
Aug-95                      $       10,783                           $       10,448
Sep-95                      $       10,847                           $       10,652
Oct-95                      $       10,641                           $       10,365
Nov-95                      $       10,934                           $       10,653
Dec-95                      $       11,464                           $       11,083
Jan-96                      $       11,579                           $       11,128
Feb-96                      $       11,652                           $       11,166
Mar-96                      $       11,815                           $       11,404
Apr-96                      $       12,276                           $       11,736
May-96                      $       12,160                           $       11,520
Jun-96                      $       12,204                           $       11,584
Jul-96                      $       11,877                           $       11,246
Aug-96                      $       11,929                           $       11,271
Sep-96                      $       12,139                           $       11,570
Oct-96                      $       12,023                           $       11,452
Nov-96                      $       12,558                           $       11,908
Dec-96                      $       12,393                           $       11,755
Jan-97                      $       11,979                           $       11,343
Feb-97                      $       12,088                           $       11,529
Mar-97                      $       12,133                           $       11,571
Apr-97                      $       12,068                           $       11,632
May-97                      $       12,984                           $       12,389
Jun-97                      $       13,547                           $       13,072
Jul-97                      $       13,734                           $       13,284
Aug-97                      $       12,833                           $       12,291
Sep-97                      $       13,305                           $       12,980
Oct-97                      $       12,608                           $       11,983
Nov-97                      $       12,075                           $       11,861
Dec-97                      $       12,026                           $       11,964
Jan-98                      $       12,753                           $       12,511
Feb-98                      $       13,591                           $       13,314
Mar-98                      $       14,191                           $       13,724
Apr-98                      $       14,235                           $       13,832
May-98                      $       14,369                           $       13,764
Jun-98                      $       14,230                           $       13,869
Jul-98                      $       14,388                           $       14,009
Aug-98                      $       12,506                           $       12,273
Sep-98                      $       11,833                           $       11,898
Oct-98                      $       13,012                           $       13,138
Nov-98                      $       13,583                           $       13,810
Dec-98                      $       13,848                           $       14,356
Jan-99                      $       13,574                           $       14,313
Feb-99                      $       13,230                           $       13,972
Mar-99                      $       14,045                           $       14,555
Apr-99                      $       14,879                           $       15,144
May-99                      $       14,125                           $       14,364
Jun-99                      $       14,762                           $       14,924
Jul-99                      $       15,295                           $       15,368
Aug-99                      $       15,445                           $       15,425
Sep-99                      $       15,500                           $       15,580
Oct-99                      $       15,431                           $       16,157
Nov-99                      $       15,383                           $       16,717
Dec-99                      $       16,143                           $       18,219
Jan-00                      $       14,900                           $       17,062
Feb-00                      $       14,527                           $       17,521
Mar-00                      $       15,334                           $       18,201
Apr-00                      $       14,935                           $       17,243
May-00                      $       15,222                           $       16,822
Jun-00                      $       16,283                           $       17,480
Jul-00                      $       15,753                           $       16,748
Aug-00                      $       15,892                           $       16,894
Sep-00                      $       15,433                           $       16,071
Oct-00                      $       15,319                           $       15,692
Nov-00                      $       15,306                           $       15,103
Dec-00                      $       16,156                           $       15,639
Jan-01                      $       16,182                           $       15,631
Feb-01                      $       15,695                           $       14,459
Mar-01                      $       14,737                           $       13,495
Apr-01                      $       15,514                           $       14,433
May-01                      $       15,396                           $       13,923
Jun-01                      $       15,103                           $       13,354
Jul-01                      $       14,797                           $       13,111
Aug-01                      $       15,010                           $       12,779
Sep-01                      $       13,096                           $       11,484
Oct-01                      $       13,176                           $       11,778
Nov-01                      $       13,658                           $       12,213
Dec-01                      $       13,714                           $       12,285
Jan-02                      $       13,417                           $       11,633
Feb-02                      $       13,566                           $       11,714
Mar-02                      $       14,418                           $       12,348
Apr-02                      $       14,905                           $       12,429
May-02                      $       15,406                           $       12,587
Jun-02                      $       14,973                           $       12,086
Jul-02                      $       13,441                           $       10,893
Aug-02                      $       13,428                           $       10,868
Sep-02                      $       11,831                           $        9,701
Oct-02                      $       12,175                           $       10,222
Nov-02                      $       12,903                           $       10,686
Dec-02                      $       12,576                           $       10,327
Jan-03                      $       12,161                           $        9,896
Feb-03                      $       11,911                           $        9,670
Mar-03                      $       11,629                           $        9,480
Apr-03                      $       12,906                           $       10,409
May-03                      $       13,878                           $       11,040
Jun-03                      $       14,326                           $       11,307
Jul-03                      $       14,974                           $       11,581
Aug-03                      $       15,367                           $       11,860
Sep-03                      $       15,956                           $       12,225
Oct-03                      $       17,214                           $       12,987
Nov-03                      $       17,582                           $       13,276

ANNUALIZED           ONE        FIVE            FROM
TOTAL RETURN (%)    YEAR        YEARS     FEBRUARY 15, 1994
-----------------------------------------------------------
                    36.26       5.30            5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
 UNITED KINGDOM -- (23.5%)
 COMMON STOCKS -- (23.5%)
 * AWG P.L.C                                                              76,018   $         694,888
   Abbey National P.L.C                                                  638,077           5,857,416
   Aggregate Industries P.L.C                                          1,901,448           2,787,879
   Alliance & Leicester P.L.C                                            348,000           5,278,894
   Allied Domecq P.L.C                                                   621,994           4,396,663
   Amvescap P.L.C                                                         94,600             670,322
   Antofagasta P.L.C                                                     256,000           4,204,733
   Arriva P.L.C                                                          231,050           1,527,909
   Associated British Foods P.L.C                                        822,096           8,030,933
   Associated British Ports Holdings P.L.C                               378,800           2,788,360
   Aviva P.L.C                                                         2,507,905          19,970,419
   BAA P.L.C                                                           1,531,868          12,448,536
   BAE Systems P.L.C                                                   1,792,722           5,372,555
   BBA Group P.L.C                                                       660,391           2,706,009
   BG Group P.L.C                                                      1,408,548           6,631,639
   BOC Group P.L.C                                                        80,757           1,125,715
   BPB P.L.C                                                             458,500           2,714,616
   Barratt Developments P.L.C                                            253,000           2,129,945
   Bellway P.L.C                                                          38,000             444,414
   Berkeley Group P.L.C                                                  228,802           3,155,944
   Bovis Homes Group P.L.C                                               113,000             846,373
   Brambles Industries P.L.C                                             272,000             816,318
 * Britannic P.L.C                                                       191,300             875,169
 * British Airways P.L.C                                               1,839,331           7,212,567
   British Land Co. P.L.C                                                851,943           8,121,034
   British Vita P.L.C                                                    196,700             879,575
   Brixton P.L.C                                                         346,685           1,496,594
   Cable and Wireless P.L.C                                            3,315,616           7,555,709
 * Canary Wharf Group P.L.C                                              847,200           3,518,829
   Carnival P.L.C                                                        155,511           5,456,151
   Chelsfield P.L.C                                                      484,167           2,631,343
 * Colt Telecom Group P.L.C                                            2,561,000           4,305,479
 * Corus Group P.L.C                                                   4,456,227           2,510,000
   Debenhams P.L.C                                                       359,044           2,896,114
 * Dimension Data Holdings P.L.C                                       1,006,000             640,169
   Dixons Group P.L.C                                                    330,000             774,715
 * Easyjet P.L.C                                                         294,025           1,410,859
   FKI P.L.C                                                             558,000           1,055,655
   Friends Provident P.L.C                                             1,547,456           3,439,885
   Galen Holdings P.L.C                                                  319,000           4,005,057
   Granada Compass P.L.C                                               1,541,178           3,260,266
   Great Portland Estates P.L.C                                          185,533             772,203
   Great Universal Stores P.L.C                                          258,182           3,362,485
   Greene King P.L.C                                                     104,000           1,496,216
   HBOS P.L.C                                                             14,137             177,491
   Hammerson P.L.C                                                       468,800           5,006,962
   Hanson P.L.C                                                          867,138           6,047,477
   Hilton Group P.L.C                                                  2,579,517           9,383,047
   IMI P.L.C                                                              24,000             140,651
   Intercontinental Hotels Group P.L.C                                   893,279           8,253,890
 * International Power P.L.C                                           1,898,700           3,706,358
   Johnson Matthey P.L.C                                                  42,871             743,961
   Kelda Group P.L.C                                                     161,510           1,252,075
   Kesa Electricals P.L.C                                                  9,781              41,214
 # Kingfisher P.L.C                                                      467,786           2,218,492
   Land Securities Group P.L.C                                            13,000   $         214,639
   Liberty International P.L.C                                           444,297           5,012,707
   Logicacmg P.L.C                                                       586,400           2,768,416
   London Merchant Securities P.L.C                                      114,409             320,732
   MFI Furniture Group P.L.C                                              66,600             161,506
 * MM02 P.L.C                                                          7,543,300           9,762,544
   Marks & Spencer Group P.L.C                                         1,178,695           5,443,031
   Mersey Docks & Harbour Co. P.L.C                                       79,870             871,586
   Millennium and Copthorne Hotels P.L.C                                 486,549           2,566,884
*# Mitchells & Butlers P.L.C                                             893,279           3,579,630
 # National Grid Group P.L.C                                             695,948           4,703,969
   Novar P.L.C                                                           571,338           1,257,761
   Pearson P.L.C                                                         231,855           2,583,965
   Peninsular & Oriental Steam
   Navigation P.L.C                                                    1,057,274           4,455,011
   Pennon Group P.L.C                                                     55,412             624,224
   Persimmon P.L.C                                                       190,000           1,522,771
   Pilkington P.L.C                                                    2,142,972           3,298,638
   Pillar Property P.L.C                                                 106,000             929,761
   RMC Group P.L.C                                                       401,000           4,224,211
   Rexam P.L.C                                                           562,252           4,158,097
   Rio Tinto P.L.C                                                        82,026           1,959,516
   Rolls Royce Group P.L.C                                             2,732,720           8,377,603
   Royal & Sun Alliance Insurance Group P.L.C                          4,961,392           7,231,666
   Royal Bank of Scotland Group P.L.C                                    212,693           5,936,997
   Safeway P.L.C                                                       1,565,599           7,552,809
   Sainsbury (J.) P.L.C                                                2,824,654          14,586,241
   Scottish & Newcastle P.L.C                                            828,188           5,227,453
   Scottish Power P.L.C                                                  789,816           4,883,373
   Severn Trent P.L.C                                                    210,597           2,616,888
 * Shire Pharmaceuticals Group P.L.C                                     453,000           3,739,681
   Slough Estates P.L.C                                                  706,900           5,118,411
   Smith (David S.) Holdings P.L.C                                       328,000             889,894
   Smith (W.H.) P.L.C                                                    299,537           1,682,011
   Somerfield P.L.C                                                      475,911           1,021,084
   Stagecoach Group P.L.C                                              1,557,000           2,169,046
   Tate & Lyle P.L.C                                                     520,200           2,862,961
   Taylor Woodrow P.L.C                                                  973,675           4,002,276
   Tesco P.L.C                                                         1,547,445           6,620,235
   Trinity Mirror P.L.C                                                  495,640           4,560,529
   United Business Media P.L.C                                           237,262           2,045,397
   United Utilities P.L.C                                                265,595           2,258,818
   Vodafone Group P.L.C                                               13,775,846          31,629,670
   Westbury P.L.C                                                         34,000             223,084
   Whitbread P.L.C                                                       507,066           6,292,105
   Wilson Bowden P.L.C                                                    96,900           1,624,888
   Wimpey (George) P.L.C                                                 437,880           2,568,057
   Wolseley P.L.C                                                        518,749           6,642,279
   Wolverhampton & Dudley Breweries P.L.C                                 70,000             905,940
   Woolworths Group P.L.C                                              1,040,174             773,726
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $343,702,143)                                                                   403,710,893
                                                                                   -----------------

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $1)                                                                     $               1
                                                                                   -----------------
 TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                                                   403,710,894
                                                                                   -----------------
 JAPAN -- (19.7%)
 COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                                              928,735           3,146,099
   Acom Co., Ltd.                                                         14,600             589,226
 # Aichi Steel Corp.                                                     104,000             409,277
 # Aisin Seiki Co., Ltd.                                                 152,100           2,249,836
   Akita Bank, Ltd.                                                       53,000             205,670
   Amada Co., Ltd.                                                       376,000           1,847,042
*# Anritsu Corp.                                                          67,000             457,597
   Aoyama Trading Co., Ltd.                                               47,700             910,272
   Asahi Breweries, Ltd.                                                 173,000           1,434,295
   Asahi Kasei Corp.                                                     289,000           1,380,086
   Asatsu-Dk, Inc.                                                        24,800             591,015
   Autobacs Seven Co., Ltd.                                               19,800             427,566
 # Awa Bank, Ltd.                                                        196,600           1,147,073
 # Bank of Fukuoka, Ltd.                                                 333,000           1,368,243
 # Bank of Kyoto, Ltd.                                                   347,400           1,868,322
   Bank of Nagoya, Ltd.                                                  185,000             886,824
   Benesse Corp.                                                           6,500             142,440
   Canon Sales Co., Inc.                                                 124,900           1,037,792
   Chiba Bank, Ltd.                                                      941,000           3,823,458
   Chudenko Corp.                                                         34,200             469,032
   Chugoku Bank, Ltd.                                                    238,800           2,112,831
   Citizen Watch Co., Ltd.                                               318,000           2,581,282
   Coca-Cola West Japan Co., Ltd.                                         43,600             775,102
   Comsys Holdings Corp.                                                  31,000             160,491
   Cosmo Oil Co., Ltd.                                                   764,000           1,430,059
   Dai Nippon Ink & Chemicals, Inc.                                      417,000             772,927
   Dai Nippon Pharmaceutical Co., Ltd.                                    88,000             570,490
   Dai Nippon Printing Co., Ltd.                                         144,000           1,985,391
 # Daicel Chemical Industries, Ltd.                                      485,000           2,006,072
   Daido Steel Co., Ltd.                                                 228,000             393,462
   Daihatsu Motor Co., Ltd.                                              224,000             906,063
   Daishi Bank, Ltd.                                                     355,000           1,380,844
   Daiwa House Industry Co., Ltd.                                        663,000           6,295,838
   Denso Corp.                                                            22,500             420,129
   Ebara Corp.                                                           157,000             609,250
 # Ezaki Glico Co., Ltd.                                                 174,600           1,111,178
   Fuji Electric Co., Ltd.                                               391,780             844,230
   Fuji Fire & Marine Insurance Co., Ltd.                                236,000             586,121
   Fuji Heavy Industries                                                 393,000           1,862,372
   Fuji Photo Film Co., Ltd.                                             355,000          10,048,395
   Fujikura, Ltd.                                                        241,000           1,348,914
 * Fujitsu, Ltd.                                                         286,000           1,574,672
   Fukui Bank, Ltd.                                                      343,000           1,475,101
 # Fukuyama Transporting Co., Ltd.                                       266,000             905,935
 # Furukawa Electric Co., Ltd.                                           344,000           1,146,457
   Futaba Corp.                                                           16,000             349,160
   Futaba Industrial Co., Ltd.                                            36,000             443,097
   Glory, Ltd.                                                            17,000             524,653
   Gunma Bank, Ltd.                                                      270,000           1,166,089
   Gunze, Ltd.                                                           123,000             517,741
 # Hachijuni Bank, Ltd.                                                  287,000           1,373,156
*# Hankyu Corp.                                                          174,000             487,747
 # Hanshin Electric Railway Co., Ltd.                                    180,000   $         494,704
   Heiwa Corp                                                             60,800             842,717
 # Higo Bank, Ltd.                                                       308,000           1,864,536
   Hitachi Cable, Ltd.                                                   196,000             690,796
   Hitachi Maxell, Ltd.                                                   96,000           1,248,211
 # Hitachi Metals, Ltd.                                                  360,000           1,097,882
   Hitachi, Ltd.                                                       3,734,000          21,990,782
 # Hokkoku Bank, Ltd.                                                    170,000             853,725
   Hokuetsu Paper Mills, Ltd.                                            162,000             831,300
 * Hokugin Financial Group, Inc.                                         414,000             631,282
   House Foods Corp.                                                     117,000           1,248,841
 # Hyakugo Bank, Ltd.                                                    258,000           1,192,002
 # Hyakujishi Bank, Ltd.                                                 314,000           2,310,848
   Ishikawajima-Harima Heavy Industries Co., Ltd.                        683,000             823,192
   Itochu Corp.                                                          120,000             360,482
   Iyo Bank, Ltd.                                                        170,000           1,154,858
   JFE Holdings, Inc.                                                     56,300           1,318,568
   Japan Airport Terminal Co., Ltd.                                       33,000             241,052
   Joyo Bank, Ltd.                                                       455,000           1,404,219
 # Juroku Bank, Ltd.                                                     349,000           1,625,183
 # Kagoshima Bank, Ltd.                                                  110,000             587,564
   Kamigumi Co., Ltd.                                                    357,000           2,301,334
   Kansai Paint Co., Ltd., Osaka                                         131,000             538,258
   Katokichi Co., Ltd.                                                    26,300             416,881
 # Kawasaki Heavy Industries, Ltd.                                       694,000             754,072
   Kikkoman Corp.                                                        259,000           1,714,527
   Kinden Corp.                                                          139,000             613,011
   Kirin Brewery Co., Ltd.                                               437,000           3,491,372
   Kissei Pharmaceutical Co., Ltd.                                        41,000             750,594
 * Kobe Steel, Ltd.                                                    2,632,000           3,028,050
   Koito Manufacturing Co., Ltd.                                          79,000             471,028
   Kokuyo Co., Ltd.                                                       67,700             730,038
   Komatsu, Ltd.                                                       1,279,000           7,287,218
   Komori Corp.                                                           39,000             473,612
 # Koyo Seiko Co.                                                        198,000           1,835,008
   Kubota Corp.                                                          140,000             511,322
   Kuraray Co., Ltd.                                                     184,000           1,370,928
 # Kuraya Sanseido, Inc.                                                  68,500             582,300
 # Makita Corp.                                                          209,000           1,915,961
 # Marubeni Corp.                                                      1,942,000           3,191,746
   Marui Co., Ltd.                                                       177,000           2,173,713
 # Maruichi Steel Tube, Ltd.                                             117,000           1,348,192
   Matsushita Electric Industrial Co., Ltd.                            1,977,135          25,472,407
   Matsushita Electric Works, Ltd.                                       385,000           2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                                        202,000             754,365
 # Michinoku Bank, Ltd.                                                  187,000           1,084,231
   Millea Holdings, Inc.                                                      46             504,237
   Mitsubishi Corp.                                                       40,000             367,056
 # Mitsubishi Gas Chemical Co., Inc.                                     239,000             713,596
   Mitsubishi Heavy Industries, Ltd.                                   1,743,000           4,647,152
   Mitsubishi Logistics Corp.                                             81,000             635,309
*# Mitsubishi Materials Corp.                                            975,000           1,406,593
   Mitsui Chemicals, Inc.                                                116,800             622,820
   Mitsui Engineering and Shipbuilding Co., Ltd.                         399,000             506,401
   Mitsui Trust Holdings                                                 641,000           3,119,550
   Mitsumi Electric Co., Ltd.                                             17,000             163,605
 * Mizuho Holdings, Inc.                                                   1,192           3,112,784
   NGK Insulators, Ltd.                                                   93,000             596,110

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
   NGK Spark Plug Co., Ltd.                                              120,000   $         989,408
   NSK, Ltd.                                                             265,000             924,306
   Nagase & Co., Ltd.                                                     72,000             466,764
   Namco, Ltd.                                                             5,500             139,107
   Nanto Bank, Ltd.                                                      317,000           1,256,191
   Nichicon Corp.                                                         42,600             426,311
   Nichirei Corp.                                                        149,000             450,320
   Nihon Unisys, Ltd.                                                     52,700             371,960
   Nippon Broadcasting System, Inc.                                       17,200             785,245
 # Nippon Electric Glass Co., Ltd.                                        72,000           1,347,699
   Nippon Kayaku Co., Ltd.                                                95,000             456,264
   Nippon Meat Packers, Inc., Osaka                                      120,000           1,159,241
   Nippon Mining Holdings, Inc.                                          370,000           1,168,919
   Nippon Mitsubishi Oil Corp.                                         1,871,050           9,242,497
   Nippon Paint Co., Ltd.                                                127,000             396,585
   Nippon Sanso Corp.                                                     30,000             118,608
   Nippon Sheet Glass Co., Ltd.                                          233,000             604,200
   Nippon Shokubai Co., Ltd.                                             163,000           1,163,861
 * Nippon Television Network Corp.                                         4,190             622,838
   Nipponkoa Insurance Co., Ltd.                                          45,000             213,660
 # Nishimatsu Construction Co., Ltd.                                     364,000           1,203,141
   Nishi-Nippon Bank, Ltd.                                               156,540             330,175
   Nissay Dowa General Insurance Co., Ltd.                               383,000           1,605,159
   Nisshin Seifun Group, Inc.                                            123,000             990,559
 # Nisshin Steel Co., Ltd.                                               523,000             859,569
   Nisshinbo Industries, Inc.                                            305,000           1,506,620
   Obayashi Corp.                                                        520,000           1,989,409
   Ogaki Kyoritsu Bank, Ltd.                                              50,000             306,793
   Oji Paper Co., Ltd.                                                   275,000           1,604,502
   Okumura Corp.                                                         120,000             470,051
   Onward Kashiyama Co., Ltd.                                             83,000             910,181
   PanaHome Corp.                                                         88,000             402,557
   Pioneer Electronic Corp.                                               60,000           1,533,967
   Promise Co., Ltd.                                                      60,500           2,574,233
 * Resona Holdings, Inc.                                               1,873,000           2,342,961
   SFCG Co., Ltd.                                                          5,980             687,984
   San In Godo Bank, Ltd.                                                 92,000             681,264
   Santen Pharmaceutical Co., Ltd.                                        44,000             517,056
   Sanwa Shutter Corp.                                                   101,000             514,591
   Sanyo Shinpan Finance Co., Ltd.                                        19,800             578,525
   Sapporo Hokuyo Holdings, Inc.                                             187             986,907
 # Sapporo Holdings, Ltd.                                                187,000             450,767
   Seino Transportation Co., Ltd.                                        193,000           1,369,257
   Sekisui Chemical Co., Ltd.                                            557,000           2,476,799
   Sekisui House, Ltd.                                                   942,000           8,885,009
   Seventy-seven (77) Bank, Ltd.                                         201,000           1,064,463
   Shiga Bank, Ltd.                                                      272,000           1,055,515
   Shikoku Bank, Ltd.                                                     72,000             470,709
   Shimachu Co., Ltd.                                                     27,000             509,085
 # Shimadzu Corp.                                                        181,000             689,162
   Shimizu Corp.                                                         997,000           3,431,967
*# Shinko Securities Co., Ltd.                                           390,000           1,107,469
   Shizuoka Bank, Ltd.                                                   394,000           2,755,698
   Softbank Corp.                                                         49,100           1,860,528
   Sumitomo Bakelite Co., Ltd.                                           105,000             662,482
   Sumitomo Corp.                                                        471,000           2,924,398
   Sumitomo Electric Industries, Ltd.                                    360,000           2,945,216
   Sumitomo Forestry Co., Ltd.                                           139,000           1,078,799
   Sumitomo Metal Industries, Ltd. Osaka                               1,481,000           1,271,129
   Sumitomo Metal Mining Co., Ltd.                                       313,000   $       1,977,685
   Sumitomo Osaka Cement Co., Ltd.                                        96,000             170,928
   Sumitomo Realty & Development Co., Ltd.                               150,000           1,169,650
   Sumitomo Rubber                                                        43,000             206,127
   Sumitomo Trust & Banking Co., Ltd.                                     21,000             112,555
   Suruga Bank, Ltd.                                                      87,000             498,073
   Suzuken Co., Ltd.                                                      26,400             712,308
   TDK Corp.                                                              10,100             656,611
   TV Asahi Corp.                                                            202             298,795
 # Taiheiyo Cement Corp.                                               1,209,800           2,750,550
   Taisei Corp.                                                        1,325,000           4,294,878
   Taiyo Yuden Co., Ltd.                                                  57,000             667,741
 # Takashimaya Co., Ltd.                                                 214,000           1,473,302
   Takefuji Corp.                                                         10,840             584,956
   Teijin, Ltd.                                                          893,000           2,429,821
   Teikoku Oil Co., Ltd.                                                 346,000           1,535,391
   Toda Corp.                                                            169,000             421,266
   Toho Bank, Ltd.                                                       254,000           1,018,134
 * Tokai Tokyo Securities Co., Ltd.                                      155,000             335,418
   Tokuyama Corp.                                                        248,000             853,689
   Tokyo Broadcasting System, Inc.                                        94,000           1,458,236
   Tokyo Steel Manufacturing Co., Ltd.                                    74,100             583,220
   Tokyo Style Co., Ltd.                                                 133,000           1,284,825
   Tokyo Tatemono Co., Ltd.                                              109,000             446,868
   Toppan Printing Co., Ltd.                                             365,000           3,346,056
   Toray Industries, Inc.                                                620,000           2,411,615
   Toshiba TEC Corp.                                                     138,000             506,538
   Tostem Inax Holding Corp.                                             160,000           2,809,350
   Toto, Ltd.                                                            247,000           1,907,981
 # Toyo Ink Manufacturing Co., Ltd.                                      145,000             496,485
   Toyo Seikan Kaisha, Ltd.                                              287,600           3,293,010
   Toyo Suisan Kaisha, Ltd.                                               53,000             527,968
   Toyota Auto Body Co., Ltd.                                             86,000           1,134,679
   Toyota Industries Corp.                                                76,500           1,435,423
 # Toyota Tsusho Corp.                                                   314,000           2,729,438
 * UFJ Holdings, Inc.                                                      1,130           4,828,708
 # UNY Co., Ltd.                                                          91,000             886,569
   Wacoal Corp.                                                          149,000           1,180,899
 # Yamagata Bank, Ltd.                                                   153,700             680,647
   Yamaguchi Bank, Ltd.                                                  133,000           1,165,815
   Yamanashi Chuo Bank, Ltd.                                              57,000             244,613
   Yamatake Corp.                                                         20,000             156,501
 # Yamazaki Baking Co., Ltd.                                             115,000             882,031
 # Yokogawa Electric Corp.                                               337,000           4,394,048
   Yokohama Rubber Co., Ltd.                                             410,000           1,066,929
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $386,238,511)                                                                   339,283,112
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $64,561)                                                                           64,237
                                                                                   -----------------
 TOTAL -- JAPAN
   (Cost $386,303,072)                                                                   339,347,349
                                                                                   -----------------
 FRANCE -- (9.3%)
 COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de France SA)                               122,514           6,241,573
   AXA                                                                   437,405           8,404,980

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
 # Air France                                                             96,800   $       1,473,664
   Air Liquide SA                                                          8,848           1,427,610
 * Alcatel SA                                                            195,750           2,555,342
*# Alstom SA                                                             100,000             206,181
   Arcelor SA                                                            167,800           2,721,505
   BNP Paribas SA                                                        549,686          30,969,339
 * Cap Gemini SA                                                          38,600           1,906,356
   Compagnie de Saint-Gobain                                             268,585          12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                              10,600           1,140,407
 # Credit Agricole SA                                                     27,710             604,543
   Eiffage SA                                                              3,477             375,950
   Esso Ste. Anonyme Francaise SA                                            686              76,106
   Euler-Hermes SA                                                         9,975             453,181
 # Faurecia SA                                                             8,850             599,392
   Fimalac SA                                                             14,000             466,544
   Fonciere Lyonnaise SA                                                  10,950             433,159
 * France Telecom SA                                                     188,321           4,853,518
   Generale des Establissements
     Michelin SA Series B                                                103,120           4,091,573
 # Havas SA                                                              115,600             612,491
 # Imerys SA                                                              11,000           2,175,685
   LaFarge SA                                                             49,347           3,930,747
   LaFarge SA Prime Fidelity                                              82,581           6,622,556
   Lagardere S.C.A. SA                                                    10,900             594,507
 # Pechiney SA Series A                                                   55,475           3,189,304
   Peugeot SA                                                            224,200          10,545,909
   Rallye SA                                                              18,020             950,445
 # Remy Cointreau SA                                                      35,150           1,169,251
   Renault SA                                                             70,650           4,696,054
   Rexel SA                                                               10,713             437,910
   Rue Imperiale                                                           5,240           1,017,573
   SEB SA Prime Fidelity                                                   9,000           1,104,744
   Schneider Electric SA                                                  28,155           1,734,755
*# Scor SA                                                               122,300             467,667
 # Societe des Ciments de Francais                                        28,000           1,851,070
   Societe Generale, Paris                                               293,528          23,504,196
   Sophia SA                                                              11,550             573,471
   Suez (ex Suez Lyonnaise des Eaux)                                     206,550           3,577,770
   Thomson SA                                                             77,400           1,638,517
   Valeo SA                                                               59,000           2,295,018
 * Veolia Environnement SA                                                25,700             604,746
 * Vivendi Universal SA                                                  265,727           6,099,916
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $102,187,650)                                                                   160,410,751
                                                                                   -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                             100,000              53,943
 * Alstom SA Warrants 01/09/04                                           100,000              35,962
 * Rallye SA Series B Warrants 11/30/05                                   18,020               4,536
                                                                                   -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                                             94,441
                                                                                   -----------------
 TOTAL -- FRANCE
   (Cost $102,257,166)                                                                   160,505,192
                                                                                   -----------------
 SWITZERLAND -- (6.8%)
 COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                                             462,000   $       2,265,827
   Baloise-Holding                                                       190,560           7,827,477
 * Banque Cantonale Vaudoise                                               3,000             315,614
 * Berner Kantonalbank                                                     3,100             356,709
 * Ciba Spezialitaetenchemie
     Holding AG                                                           25,500           1,786,176
 # Cie Financiere Richemont AG
     Series A                                                          1,251,000          30,967,263
 * Clariant AG                                                            12,800             180,704
   Credit Swisse Group                                                   256,400           8,508,850
   Givaudan SA                                                             2,952           1,349,582
   Helvetia Patria Holding                                                   955             145,534
   Holcim, Ltd.                                                          168,600           7,349,318
   Jelmoli Holding AG                                                        500             468,005
   Luzerner Kantonalbank AG                                               14,627           2,127,202
   PSP Swiss Property AG                                                  27,400           3,799,315
   Pargesa Holding SA, Geneve                                              1,935           4,598,304
   Rieters Holdings AG                                                     7,860           1,681,176
   Sig Holding AG                                                         44,130           5,948,428
   Sika Finanz AG, Baar                                                      760             308,652
 * St. Galler Kantonalbank                                                 1,700             308,381
 * Swiss Life AG                                                          79,080          14,375,735
   Syngenta AG                                                           116,500           7,133,002
   UBS AG                                                                 42,000           2,704,762
   Unaxis Holding AG                                                      45,400           6,251,315
   Valiant Holding AG                                                     12,100             835,390
   Valora Holding AG                                                       7,500           1,781,128
 * Zurich Financial Services AG                                           30,006           3,864,719
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $78,322,394)                                                                    117,238,568
                                                                                   -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $107,456)                                                     462,000             575,391
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $654)                                                                                 674
                                                                                   -----------------
 TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                                                    117,814,633
                                                                                   -----------------
 GERMANY -- (6.0%)
 COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                                                15,980           1,099,916
   Aareal Bank AG                                                         11,200             338,462
   Allianz AG                                                              5,000             560,104
   BASF AG                                                               386,050          19,112,302
 # BHW Holding AG                                                         34,600             518,448
 * Bankgesellschaft Berlin AG                                            233,550             573,922
   Bayer AG                                                              179,900           4,854,294
 * Bayerische Hypo-UND
     Vereinsbank AG                                                      337,110           7,859,785
   Bilfinger & Berger Bau AG                                              11,700             375,872
   Celanese AG                                                            17,400             604,876
   Commerzbank AG                                                        408,050           7,875,147
   DaimlerChrysler AG                                                     86,700           3,294,563
   Deutsche Bank AG                                                      359,305          25,002,584
   Deutsche Lufthansa AG                                                 305,250           4,676,338
   E.ON AG                                                                 7,600             429,551

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
 * Fraport AG                                                              5,100   $         140,610
 # Fresenius Medical Care AG                                              27,600           1,756,803
 * Heidelberger Druckmaschinen AG                                         19,600             702,501
 * Heidelberger Zement AG                                                 52,777           2,152,911
   Hochtief AG                                                            56,150           1,521,169
 * Hypo Real Estate Holding AG                                            84,277           1,813,408
   Karstadt Quelle AG                                                     20,000             532,234
   Linde AG                                                               76,000           3,676,009
   MAN AG                                                                 88,000           2,384,023
   MG Technologies AG                                                     44,000             589,677
   Merck KGAA                                                             36,000           1,412,002
   SCA Hygiene Products AG                                                 3,550           1,148,977
   ThyssenKrupp AG                                                       120,850           2,239,626
   Tui AG                                                                 52,650             989,609
 * Vattenfall Europe AG                                                   94,898           2,696,056
   Volkswagen AG                                                          51,950           2,587,474
                                                                                   -----------------
 TOTAL -- GERMANY
   (Cost $99,221,168)                                                                    103,519,253
                                                                                   -----------------
 NETHERLANDS -- (4.6%)
 COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                                   656,302          14,444,277
   Aegon NV                                                              380,745           5,079,825
   Buhrmann NV                                                            58,400             443,835
   DSM NV                                                                 78,837           3,633,673
 * Hunter Douglas NV                                                      11,100             486,994
   Ing Groep NV                                                        1,552,333          33,252,848
*# Koninklijke Ahold NV                                                  246,900           1,781,710
 * Koninklijke KPN NV                                                    278,922           2,186,653
 * Koninklijke Numico NV                                                  51,200           1,301,143
   Koninklijke Philips Electronics NV                                    405,906          11,531,697
   NV Holdingsmij de Telegraaf                                             6,800             145,257
   Nutreco Holding NV                                                     15,600             425,427
   Oce NV                                                                 39,100             558,692
   VNU NV                                                                 71,722           2,234,488
   Vedior NV                                                              46,388             702,309
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $44,778,113)                                                                     78,208,828
                                                                                   -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                                                     246,900             230,853
                                                                                   -----------------
 TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                                                     78,439,681
                                                                                   -----------------
 AUSTRALIA -- (4.4%)
 COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                                             842,619           3,627,826
   APN News & Media, Ltd.                                                471,395           1,313,239
   AWB, Ltd.                                                             131,400             416,455
   AXA Asia Pacific Holdings, Ltd.                                     2,747,250           5,168,562
   Ansell, Ltd.                                                           74,421             351,647
   Bluescope Steel, Ltd.                                               1,252,100           4,521,034
   Boral, Ltd.                                                           848,085           3,068,369
   CSR, Ltd.                                                           1,491,630           1,878,056
   Caltex Australia, Ltd.                                                108,540             338,505
   Commonwealth Bank of Australia                                         48,446             967,532
   Insurance Australia Group, Ltd.                                     1,404,567           4,248,318
 # Lend Lease Corp., Ltd.                                                291,574           2,215,319
   Lion Nathan, Ltd.                                                     843,500           3,540,066
   Mayne Group, Ltd.                                                   1,263,622           3,245,965
   Mirvac, Ltd.                                                          947,363   $       2,995,685
   Orica, Ltd.                                                           343,946           3,205,563
   Origin Energy, Ltd.                                                   678,541           2,292,932
   Paperlinx, Ltd.                                                       663,645           2,180,168
   Publishing and Broadcasting, Ltd.                                     579,260           4,891,507
   Quantas Airways, Ltd.                                               2,699,763           6,505,312
   Rinker Group, Ltd.                                                  1,155,484           4,882,868
   Santos, Ltd.                                                          867,907           4,056,990
 # Seven Network, Ltd.                                                   355,302           1,357,469
   Southcorp, Ltd.                                                     1,102,616           2,202,072
   Stockland Trust Group                                                  20,641              76,173
 * Stockland Trust Group Issue 03                                            708               2,562
 * WMC Resources, Ltd.                                                 1,678,932           5,940,735
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $53,898,384)                                                                     75,490,929
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $99,074)                                                                          100,242
                                                                                   -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                           834,033                   0
                                                                                   -----------------
 TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                                                     75,591,171
                                                                                   -----------------
 ITALY -- (3.7%)
 COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                          1,190,000             382,297
   Banca Intesa SpA                                                    6,301,917          23,720,385
   Banca Monte Dei Paschi di Siena SpA                                   739,000           2,427,250
 * Banca Nazionale del Lavoro SpA                                        733,000           1,717,790
   Banca Popolare di Lodi Scarl                                          117,933           1,381,177
   Banca Popolare di Milano                                              325,400           1,934,722
 * Banca Popolare Rights                                                  57,990             679,152
   Buzzi Unicem SpA                                                       66,000             799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                                              500,000             897,245
   Caltagirone Editore SpA                                                31,987             261,503
 * Capitalia SpA                                                       2,022,125           6,399,283
 # Compagnia Assicuratrice Unipol SpA                                    452,120           1,821,010
*# E.Biscom SpA                                                           16,000           1,054,878
*# Fiat SpA                                                              771,970           6,042,728
 * IFIL Finanziaria Partecipazioni SpA                                   557,594           1,787,974
 # Italcementi SpA                                                       357,560           4,410,458
   Italmobiliare SpA, Milano                                               7,500             343,435
   Milano Assicurazioni SpA                                              107,000             357,214
 # Parmalat Finanziaria SpA                                              468,000           1,284,697
*# Pirelli & Co. SpA                                                   1,486,658           1,413,200
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                             8,800             299,691
*# Telecom Italia SpA                                                  1,209,533           3,501,501
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $50,508,616)                                                                     62,916,660
                                                                                   -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                            51,693              16,545
                                                                                   -----------------
 TOTAL -- ITALY
   (Cost $50,508,616)                                                                     62,933,205
                                                                                   -----------------

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Abertis Infrastructuras SA                                            905,074   $      12,693,733
   Acerinox SA                                                            65,340           3,021,766
   Arcelor SA                                                             30,000             485,843
   Banco de Andalucia                                                        900              75,520
 # Banco de Sabadell SA                                                  110,700           2,327,537
   Banco Pastor SA                                                        59,400           1,745,928
   Cementos Portland SA                                                   15,076             813,239
 # Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                      108,900           1,404,622
   Ebro Puleva SA                                                         83,525             863,064
   Endesa SA, Madrid                                                     258,792           4,250,018
   Gas Natural SA, Buenos Aires                                           21,400             440,970
   Iberdrola SA                                                          535,000           9,228,561
   Iberia Lineas Aereas de Espana SA                                     495,700           1,331,025
   Inmobiliaria Colonial SA ICSA                                          30,400             651,569
   Inmobiliaria Urbis SA                                                  69,212             630,543
 # Metrovacesa SA                                                        104,144           3,172,184
   Repsol SA                                                             300,600           5,250,104
   Sacyr Vallehermoso SA                                                  45,000             634,365
   Sociedad General de Aguas de
     Barcelona SA                                                         77,400           1,099,458
 * Sociedad General de Aguas de
     Barcelona SA Rights                                                     737              10,469
 # Sol Melia SA                                                          100,300             712,976
   Union Fenosa SA                                                       230,000           3,768,910
                                                                                   -----------------
 TOTAL -- SPAIN
   (Cost $35,976,003)                                                                     54,612,404
                                                                                   -----------------
 SWEDEN -- (2.1%)
 COMMON STOCKS -- (2.1%)
   Drott Series AB                                                       102,200           1,792,131
   Gambro AB Series A                                                    289,900           2,397,900
   Gambro AB Series B                                                    108,800             899,936
   Holmen AB Series A                                                      6,300             211,776
   Holmen AB Series B                                                     63,100           2,187,931
   Nordbanken Holdings AB                                                250,600           1,658,265
   SSAB Swedish Steel Series A                                            86,200           1,420,298
   SSAB Swedish Steel Series B                                            30,500             482,359
   Skandinaviska Enskilda Banken Series A                                196,000           2,555,025
   Skandinaviska Enskilda Banken Series C                                  9,800             116,727
   Svenska Cellulosa AB Series A                                          19,000             731,728
   Svenska Cellulosa AB Series B                                          90,500           3,491,323
   Svenska Kullagerfabriken AB Series A                                   22,650             830,330
   Svenska Kullagerfabriken AB Series B                                   29,700           1,086,812
 # Trelleborg AB Series B                                                 93,800           1,452,418
   Volvo AB Series A                                                     160,300           4,423,260
   Volvo AB Series B                                                     350,400          10,132,542
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $26,240,631)                                                                     35,870,761
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $27)                                                                                   30
                                                                                   -----------------
 TOTAL -- SWEDEN
   (Cost $26,240,658)                                                                     35,870,791
                                                                                   -----------------
 FINLAND -- (1.8%)
 COMMON STOCKS -- (1.8%)
   Fortum Oyj                                                          1,071,385   $      10,723,868
   Huhtamaki Van Leer Oyj                                                  2,300              25,420
   Kemira Oyj                                                            101,377           1,111,936
   Kesko Oyj                                                             157,000           2,728,896
   M-real Oyj Series B                                                   253,400           2,296,401
   Metso Oyj                                                             193,066           2,258,786
   Outokumpu Oyj Series A                                                351,300           4,695,398
   Stora Enso Oyj Series R                                               547,800           7,374,307
   Upm-Kymmene Oyj                                                        30,800             569,687
                                                                                   -----------------
 TOTAL -- FINLAND
   (Cost $21,140,778)                                                                     31,784,699
                                                                                   -----------------
 HONG KONG -- (1.6%)
 COMMON STOCKS -- (1.6%)
   Hang Lung Development Co., Ltd.                                     1,765,000           2,136,278
   Hang Lung Properties, Ltd.                                          3,124,500           3,862,220
   Hysan Development Co., Ltd.                                         1,434,699           2,050,544
   I-Cable Communications, Ltd.                                          325,121              77,446
   Kerry Properties, Ltd.                                              1,326,884           1,708,513
   New World Development Co., Ltd.                                        57,464              35,886
 # Shangri-La Asia, Ltd.                                               3,055,482           2,734,323
 # Sino Land Co., Ltd.                                                 5,024,183           2,620,027
 * Tsim Sha Tsui Properties, Ltd.                                        472,000             537,862
   Wharf Holdings, Ltd.                                                3,251,214           8,121,431
   Wheelock and Co., Ltd.                                              2,699,000           3,162,493
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $33,549,393)                                                                     27,047,023
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $584,981)                                                                         585,070
                                                                                   -----------------
 TOTAL -- HONG KONG
   (Cost $34,134,374)                                                                     27,632,093
                                                                                   -----------------
 BELGIUM -- (0.9%)
 COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                              23,700           1,095,765
   Banque Nationale de Belgique                                            1,049           4,499,199
   Bekaert SA                                                              2,000             111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                 40,400           1,954,089
   Groupe Bruxelles Lambert                                               55,500           2,766,950
 * ING Bank Belgium NV                                                       128                   4
   Nationale a Portefeuille                                                4,029             483,932
   Sofina SA                                                              10,500             490,878
   Suez (ex Suez Lyonnaise des Eaux)                                      95,400           1,582,719
   Tessenderlo Chemie                                                     14,400             453,290
 * Umicore-Strip VVPR                                                      2,010               1,301
 # Union Miniere SA                                                       42,210           2,818,318
                                                                                   -----------------
 TOTAL -- BELGIUM
   (Cost $13,343,723)                                                                     16,258,406
                                                                                   -----------------
 DENMARK -- (0.7%)
 COMMON STOCKS -- (0.7%)
 * Codan A.S                                                               1,440              45,242
   Danisco A.S                                                            26,130           1,073,557
   Danske Bank A.S                                                       329,253           6,975,913

                                                                    SHARES              VALUE+
                                                               -----------------   -----------------
 * Jyske Bank A.S                                                         16,350   $         777,115
   Nordea AB                                                             475,918           3,143,848
   Tele Danmark A.S                                                       11,250             377,017
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $6,944,416)                                                                      12,392,692
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $20,258)                                                                           22,385
                                                                                   -----------------
 TOTAL -- DENMARK
   (Cost $6,964,674)                                                                      12,415,077
                                                                                   -----------------
 IRELAND -- (0.7%)
 COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C                                              107,588           1,592,759
   CRH P.L.C                                                             183,413           3,412,253
 * Elan Corp. P.L.C                                                      690,634           3,725,460
   Irish Permanent P.L.C                                                 186,115           2,621,432
                                                                                   -----------------
 TOTAL -- IRELAND
   (Cost $9,049,567)                                                                      11,351,904
                                                                                   -----------------
 SINGAPORE -- (0.6%)
 COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                              277,000           2,249,524
   Fraser & Neave, Ltd.                                                  471,290           3,143,902
   Haw Par Brothers International, Ltd.                                    2,698               6,949
   Keppel Corp., Ltd.                                                    855,000           2,752,593
 * Neptune Orient Lines, Ltd.                                            264,000             324,656
   Overseas Chinese Banking Corp., Ltd.                                   94,000             648,870
   Singapore Airlines, Ltd.                                              124,000             870,342
   United Overseas Bank, Ltd.                                             66,000             493,874
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $7,444,503)                                                                      10,490,710
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $2)                                                                                     2
                                                                                   -----------------
 TOTAL -- SINGAPORE
   (Cost $7,444,505)                                                                      10,490,712
                                                                                   -----------------
 NORWAY -- (0.4%)
 COMMON STOCKS -- (0.4%)
 # Den Norske Bank ASA Series A                                          589,194           3,557,559
   Norsk Hydro ASA                                                        16,700             955,727
   Norske Skogindustrier ASA Series A                                    106,100           2,036,964
 * Storebrand ASA                                                        183,900           1,123,866
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $5,965,910)                                                                       7,674,116
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $907)                                                                               1,019
                                                                                   -----------------
 TOTAL -- NORWAY
   (Cost $5,966,817)                                                                       7,675,135
                                                                                   -----------------
 PORTUGAL -- (0.4%)
 COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                                          195,400   $         400,535
   Cimpor Cimentos de Portugal SA                                        503,265           2,413,104
   Portugal Telecom SA                                                    50,082             471,271
 * Sonae SGPS SA                                                       3,617,400           3,035,386
                                                                                   -----------------
 TOTAL -- PORTUGAL
   (Cost $4,639,722)                                                                       6,320,296
                                                                                   -----------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A                                       121,100           1,056,805
   Alpha Bank S.A                                                         29,200             769,361
 * Bank of Greece                                                          3,400             404,306
   Bank of Piraeus S.A                                                     4,600              46,980
   Commercial Bank of Greece                                              36,800             775,508
   EFG Eurobank Ergasias S.A                                              60,097           1,011,438
   Hellenic Petroleum S.A                                                135,530           1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A                                                 40,800             489,080
   Intracom S.A                                                           37,200             239,908
   National Bank of Greece                                                15,520             350,131
                                                                                   -----------------
 TOTAL -- GREECE
   (Cost $4,950,471)                                                                       6,248,266
                                                                                   -----------------
 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                   99,828             423,562
   Carter Holt Harvey, Ltd.                                            2,340,800           2,647,490
   Fletcher Building, Ltd.                                               117,643             302,948
                                                                                   -----------------
 TOTAL COMMON STOCKS
   (Cost $3,436,653)                                                                       3,374,000
                                                                                   -----------------
 INVESTMENT IN CURRENCY -- (0.0%)
*  New Zealand Dollar
     (Cost $7,670)                                                                             8,045
                                                                                   -----------------
 TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                                                       3,382,045
                                                                                   -----------------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Omv AG                                                                  5,913             837,879
 # Voestalpine AG                                                         50,371           1,989,553
   Wienerberger AG                                                        16,123             408,380
                                                                                   -----------------
 TOTAL -- AUSTRIA
   (Cost $2,469,231)                                                                       3,235,812
                                                                                   -----------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                    691,000                   0
                                                                                   -----------------

                                                                     FACE
                                                                     AMOUNT             VALUE+
                                                               -----------------   -----------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS  (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by $29,593,000 FNMA Discount Notes
   1.10%, 01/09/04, valued at $29,556,009) to be repurchased
   at $29,120,990 (Cost $29,119,000)                           $          29,119   $      29,119,000
 Repurchase agreements in a Pooled Cash Account, Mizuho
   Securities USA, 1.05%, 12/01/03 (Collateralized by
   $207,315,301 U.S. Treasury Obligations, rates ranging from
   1.424% to 9.125%, maturities ranging from 08/15/04 to
   11/15/29, valued at $122,980,964) to be repurchased at
   $122,991,725 (Cost $122,980,964)F                                     122,981         122,980,964
                                                                                   -----------------

 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $152,099,964)                                                                   152,099,964
                                                                                   -----------------

 TOTAL INVESTMENTS-- (100.0%)
   (Cost $1,488,483,619)++                                                         $   1,721,238,982
                                                                                   =================

----------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 # Total or Partial Securities on Loan
 * Non-Income Producing Securities
++ The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $116,108 of securities on loan)                          $      1,721,239
Cash                                                                                                   15
Receivables:
  Investment Securities Sold                                                                          360
  Dividends, Interest and Tax Reclaims                                                              4,011
  Fund Shares Sold                                                                                  2,680
  Securities Lending Income                                                                            59
Prepaid Expenses and Other Assets                                                                       4
                                                                                         ----------------
     Total Assets                                                                               1,728,368
                                                                                         ----------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                                 122,981
  Investment Securities Purchased                                                                     126
  Fund Shares Redeemed                                                                                 10
  Due to Advisor                                                                                      262
Accrued Expenses and Other Liabilities                                                                211
                                                                                         ----------------
     Total Liabilities                                                                            123,590
                                                                                         ----------------
NET ASSETS                                                                               $      1,604,778
                                                                                         ================

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                                     129,429,345
                                                                                         ================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $          12.40
                                                                                         ================
Investments at Cost                                                                      $      1,488,484
                                                                                         ================

NET ASSETS CONSIST OF:
Paid-in Capital                                                                          $      1,374,522
Accumulated Net Investment Income (Loss)                                                              771
Accumulated Net Realized Gain (Loss)                                                               (3,675)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                 205
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign Currency            232,755
Unrealized Net Foreign Exchange Gain (Loss)                                                           200
                                                                                         ----------------
     Total Net Assets                                                                    $      1,604,778
                                                                                         ================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,937)                                               $     33,562
  Interest                                                                                                   415
  Income from Securities Lending                                                                           1,427
                                                                                                    ------------
        Total Investment Income                                                                           35,404
                                                                                                    ------------

EXPENSES
  Investment Advisory Services                                                                             2,439
  Accounting & Transfer Agent Fees                                                                           802
  Custodian Fees                                                                                             361
  Legal Fees                                                                                                  13
  Audit Fees                                                                                                  17
  Shareholders' Reports                                                                                       27
  Trustees' Fees and Expenses                                                                                  8
  Other                                                                                                        7
                                                                                                    ------------
        Total Expenses                                                                                     3,674
                                                                                                    ------------
  NET INVESTMENT INCOME (LOSS)                                                                            31,370
                                                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                                                  (3,540)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                                  205
  Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency         379,196
  Translation of Foreign Currency Denominated Amounts                                                        114
                                                                                                    ------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                          375,975
                                                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $    407,705
                                                                                                    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR            YEAR
                                                                                       ENDED           ENDED
                                                                                       NOV. 30,        NOV. 30,
                                                                                        2003            2002
                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      31,730    $      27,614
   Net Realized Gain (Loss) on Investment Securities Sold                                 (3,540)           2,766
   Net Realized Gain (Loss) on Foreign Currency Transactions                                 205              (42)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities and
     Foreign Currency                                                                    379,196          (97,155)
   Translation of Foreign Currency Denominated Amounts                                       114              202
                                                                                   -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                407,705          (66,615)
                                                                                   -------------    -------------
Distributions From:
   Net Investment Income                                                                 (30,082)         (29,420)
   Net Short-Term Gains                                                                       --             (340)
   Net Long-Term Gains                                                                    (1,177)          (2,606)
                                                                                   -------------    -------------
          Total Distributions                                                            (31,259)         (32,366)
                                                                                   -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                         542,740          354,850
   Shares Issued in Lieu of Cash Distributions                                            31,258           32,365
   Shares Redeemed                                                                      (471,133)        (370,867)
                                                                                   -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                        102,865           16,348
                                                                                   -------------    -------------
          Total Increase (Decrease)                                                      479,311          (82,633)
                                                                                   -------------    -------------

NET ASSETS
   Beginning of Period                                                                 1,125,467        1,208,100
                                                                                   -------------    -------------
   End of Period                                                                   $   1,604,778    $   1,125,467
                                                                                   =============    =============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                        53,795           36,168
     Shares Issued in Lieu of Cash Distributions                                           2,986            3,202
     Shares Redeemed                                                                     (47,941)         (37,827)
                                                                                   -------------    -------------
                                                                                           8,840            1,543
                                                                                   =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR              YEAR            YEAR            YEAR            YEAR
                                                     ENDED             ENDED           ENDED           ENDED            ENDED
                                                    NOV. 30,          NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                                      2003              2002            2001            2000             1999
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $       9.33     $      10.15     $      12.07     $      13.18     $      11.95
                                                  ------------     ------------     ------------     ------------     ------------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.27             0.24             0.27             0.27             0.28
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.06            (0.78)           (1.49)           (0.31)            1.29
                                                  ------------     ------------     ------------     ------------     ------------
Total from Investment Operations                          3.33            (0.54)           (1.22)           (0.04)            1.57
                                                  ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS

                                                                                                                      ------------
   Net Investment Income                                 (0.25)           (0.25)           (0.27)           (0.26)           (0.31)
   Net Realized Gains                                    (0.01)           (0.03)           (0.43)           (0.81)           (0.03)
                                                  ------------     ------------     ------------     ------------     ------------
Total Distributions                                      (0.26)           (0.28)           (0.70)           (1.07)           (0.34)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      12.40     $       9.33     $      10.15     $      12.07     $      13.18
                                                  ============     ============     ============     ============     ============
Total Return                                             36.24%           (5.53)%         (10.75)%          (0.51)%          13.27%

Net Assets, End of Period (thousands)             $  1,604,778     $  1,125,467     $  1,208,100     $  1,553,481     $  1,660,377
Ratio of Expenses to Average Net Assets                   0.30%            0.30%            0.29%            0.29%            0.29%
Ratio of Net Investment Income to Average Net
   Assets                                                 2.61%            2.36%            2.32%            2.13%            2.17%
Portfolio Turnover Rate                                     14%              18%               6%               9%               6%

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $17,973.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                     $  275,257
          Sales                                            170,331

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation                 $  377,031
          Gross Unrealized Depreciation                   (147,998)
                                                        ----------
          Net                                           $  229,033
                                                        ==========

     For federal income tax purposes, the Fund measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

     During the year ended November 30, 2003, the Series realized net foreign currency gains(losses) in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G.  SECURITIES LENDING:

     As of November 30, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides       DFAITC - since 1993       90 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG        DFAIDG - since 1983       investment companies     School of Business, University of Chicago.
and DEM.                       DIG - since 1993
Trustee of DFAITC.             DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                  DFAITC - since 1993       90 portfolios in 4       Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG        DFAIDG - since 1986       investment companies     Professor of Economics, Graduate School of
and DEM.                       DIG - since 1993                                   Business, University of Chicago. Senior
Trustee of DFAITC.             DEM - since 1994                                   Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                               strategy and finance consulting). Formerly,
Chicago, IL 60637                                                                 President, Cardean University (division of
Date of Birth: 1/19/39                                                            UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com.
                                                                                  Formerly, Trustee, First Prairie Funds
                                                                                  (registered investment company). Trustee, Harbor
                                                                                  Fund (registered investment company) (13
                                                                                  Portfolios).

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAITC - since 1993       90 portfolios in 4       Professor in Practice of Finance, Yale School
Director of DFAIDG, DIG        DFAIDG - since 1981       investment companies     of Management. Director, BIRR Portfolio
and DEM.                       DIG - since 1993                                   Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.             DEM - since 1994                                   Ibbotson Associates, Inc., Chicago, IL
Yale School of Management                                                         (software, data, publishing and
P.O. Box 208200                                                                   consulting). Partner, Zebra Capital Management,
New Haven, CT                                                                     LLC (hedge fund manager). Formerly, Director,
06520-8200                                                                        Hospital Fund, Inc. (investment management
Date of Birth: 5/27/43                                                            services).

Robert C. Merton               DFA ITC - since 2003      90 portfolios in 4       John and Natty McArthur University Professor,
Harvard Business School        DFA IDG - since 2003      investment companies     Graduate School of Business Administration,
397 Morgan Hall                DFA DIG - since 2003                               Harvard University (since 1998). George Fisher
Soldiers Field                 DEM - since 2003                                   Baker Professor of Business Administration,
Boston, MA 02163                                                                  Graduate School of Business Administration,
Date of Birth: 7/31/44                                                            Harvard University (1988-1998), Co-founder,
                                                                                  Chief Science Officer, Integrated Finance
                                                                                  Limited (since 2002). Formerly, Partner,
                                                                                  Long-Term Capital Management.

Myron S. Scholes               DFAITC - since 1993       90 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG        DFAIDG - since 1981       investment companies     Stanford University. Partner, Oak Hill Capital
and DEM.                       DIG - since 1993                                   Management. Chairman, Oak Hill Platinum
Trustee of DFAITC.             DEM - since 1994                                   Partners. Director, Chicago Mercantile
Oak Hill Capital                                                                  Exchange. Consultant, Arbor Investors.
Management, Inc.                                                                  Formerly, Director, Smith Breeden Family of
2775 Sand Hill Rd.                                                                Funds and Partner, Long-Term Capital
Suite 220                                                                         Management. Director, American Century Fund
Menlo Park, CA 94025                                                              Complex (registered investment companies) (35
Date of Birth: 7/01/41                                                            Portfolios).

Abbie J. Smith                 DFAITC - since 2000       90 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG        DFAIDG - since 2000       investment companies     Graduate School of Business, University of
and DEM.                       DIG - since 2000                                   Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.             DEM - since 2000                                   Business School (9/01 to 8/02). Director, HON
Graduate School of                                                                Industries Inc. (office furniture) and
Business                                                                          Director, Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                    INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                 DFAITC - since 1993       90 portfolios in 4       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief      DFAIDG - since 1981       investment companies     Chief Investment Officer and President of
Executive Officer, Chief       DIG - since 1992                                   Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and         DEM - since 1994                                   Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                          Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                                Officer and President of DFAITC. Director and
Trustee, Chief Executive                                                          Chief Investment Officer of Dimensional Fund
Officer, Chief Investment                                                         Advisors Ltd. Director, Chief Executive
Officer and President of                                                          Officer, Chief Investment Officer and President
DFAITC.                                                                           of DFA Australia Ltd. Director of Dimensional
1299 Ocean Avenue                                                                 Funds PLC. Chairman, Director, Chief Executive
Santa Monica, CA 90401                                                            Officer and Chief Investment Officer of
Date of Birth: 12/02/46                                                           Dimensional Fund Advisors Canada Inc. (All Chief
                                                                                  Investment Officer positions held starting
                                                                                  1/1/2003 except for Dimensional Fund Advisors
                                                                                  Canada Inc., which was from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners. Director,
                                                                                  University of Chicago Business School.
                                                                                  Formerly, Director, SA Funds (registered
                                                                                  investment company). Formerly Director, Assante
                                                                                  Corporation (investment management) (until
                                                                                  2002).

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*            DFAITC - since 1993       90 portfolios in 4       Chairman, Director and Chief Investment Officer
Chairman and Director of       DFAIDG - since 1981       investment companies     of Dimensional Fund Advisors Inc., DFA
DFAIDG, DIG and DEM.           DIG - since 1992                                   Securities Inc., DFAIDG, DIG and DEM. Chairman,
Trustee and Chairman of        DEM - since 1994                                   Trustee and Chief Investment Officer of DFAITC.
DFAITC.                                                                           Director and President of Dimensional Fund
1299 Ocean Avenue                                                                 Advisors Ltd. Director and Chief Investment
Santa Monica, CA 90401                                                            Officer of DFA Australia Ltd. Director of
Date of Birth: 9/07/44                                                            Dimensional Funds PLC and Dimensional Fund
                                                                                  Advisors Canada Inc. (Chief Investment Officer
                                                                                  positions held through 1/1/2003)

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis.

----------
(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                             TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND             AND LENGTH OF
            AND ADDRESS                           SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS

Arthur H. Barlow                                 Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                                 Since 2001       Vice President and Assistant Secretary of all the DFA Entities
Vice President and Assistant                                      and Dimensional Fund Advisors Canada Inc. Prior to April 2001,
Secretary                                                         legal counsel for Dimensional (since March 2000). Associate,
Date of Birth: 1/24/67                                            Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                                  Since 1996       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                                   Since 1999       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                           Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                                  Since 1994       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                               Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                            and marketing coordinator for Dimensional.

Richard A. Eustice                               Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                      Entities, except Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                              Since 1993       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                                Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. and DFA Australia Limited. Prior to
Date of Birth: 10/28/70                                           December 2001, Portfolio Manager.

Glenn S. Freed                                   Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. and DFA Australia Limited. Formerly,
Date of Birth: 11/24/61                                           Professor and Associate Dean of the Leventhal School of
                                                                  Accounting (September 1998 to August 2001) and Academic
                                                                  Director Master of Business Taxation Program (June 1996 to
                                                                  August 2001) at the University of Southern California
                                                                  Marshall School of Business.

Henry F. Gray                                    Since 2000       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                             Since 1997       Vice President, Controller and Assistant Treasurer of all the
Vice President, Controller and                                    DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                             TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND             AND LENGTH OF
            AND ADDRESS                           SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                                  Since 2003       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                           Executive Officer, Assante Asset Management, Inc. (October 2000
                                                                  to December 2002); Director, Assante Capital Management
                                                                  (October 2000 to December 2002); President and Chief
                                                                  Executive Officer, Assante Capital Management (October 2000
                                                                  to April 2001); Executive Vice President, Assante
                                                                  Corporation (May 2001 to December 2002); Director, Assante
                                                                  Asset Management Ltd. (September 1997 to December
                                                                  2002); President and Chief Executive Officer, Assante Asset
                                                                  Management Ltd. (September 1998 to May 2001); Executive Vice
                                                                  President, Loring Ward (financial services company)
                                                                  (January 1996 to September 1998)

Stephen P. Manus                                 Since 1997       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                                     Since 2003       Vice President of all the DFA Entities and Client Service
Vice President                                                    Manager prior to becoming a Vice President; Director of
Date of Birth: 02/09/60                                           Research, Wurts and Associates (investment consulting firm)
                                                                  from December 2000 to June 2002; and President, Kobe
                                                                  Investment Research from August 1999 to November 2000.

Catherine L. Newell                              Since 2000       Vice President and Secretary of all the DFA Entities and
Vice President and Secretary                                      Dimensional Fund Advisors Canada Inc., except DFA Australia
Date of Birth: 5/07/64                                            Limited, for which she is Vice President and Assistant
                                                                  Secretary. Director, Dimensional Funds PLC. Vice President and
                                                                  Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                                  Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                               Since 2002       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. and DFA Australia Limited. Research
Date of Birth: 1/28/67                                            Associate for Dimensional Fund Advisors Inc. (June 2000 to
                                                                  April 2002). Research scientist (August 1998 to June 2000)
                                                                  and Faculty-Postdoctural Fellow (August 1997 to August
                                                                  1998), California Institute of Technology.

Michael T. Scardina                              Since 1993       Vice President, Chief Financial Officer and Treasurer of all
Vice President, Chief Financial Officer                           the DFA Entities and Dimensional Fund Advisors Canada Inc.
and Treasurer                                                     Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                               Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. and DFA Australia Limited. Prior to 2001
Santa Monica, CA                                                  and currently, Regional Director of Dimensional Fund Advisors
Date of Birth: 1/26/46                                            Inc.

John C. Siciliano                                Since 2001       Vice President of all the DFA Entities. Director, Dimensional
Vice President                                                    Funds PLC. Managing Principal, Payden & Rygel Investment
Santa Monica, CA                                                  Counsel from April 1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*                    Since 1988       Executive Vice President of all the DFA Entities. Vice
Executive Vice President                                          President of Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                                   Since 2000       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                             TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND             AND LENGTH OF
            AND ADDRESS                           SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                                  Since 1997       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                    Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                             Since 1997       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                                Since 2001       Vice President of all the DFA Entities, except Dimensional
Vice President                                                    Fund Advisors Ltd. and DFA Australia Limited. President of
Santa Monica, CA                                                  Dimensional Fund Advisors Canada Inc. Prior to 2001 and
Date of Birth: 3/03/45                                            currently, Director of Financial Advisors Services of
                                                                  Dimensional Fund Advisors Inc.

----------
(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 -----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                               1
    Management's Discussion and Analysis                                            2
    Statement of Assets and Liabilities                                             4
    Statement of Operations                                                         5
    Statements of Changes in Net Assets                                             6
    Financial Highlights                                                            7
    Notes to Financial Statements                                                   8
    Report of Independent Certified Public Accountants                             10

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart                                                              11
    Schedule of Investments                                                        12
    Statement of Assets and Liabilities                                            20
    Statement of Operations                                                        21
    Statements of Changes in Net Assets                                            22
    Financial Highlights                                                           23
    Notes to Financial Statements                                                  24
    Report of Independent Certified Public Accountants                             27

FUND MANAGEMENT                                                                    28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI EAFE INDEX (NET DIVIDENDS)
AUGUST 14, 1997-NOVEMBER 30, 2003

GROWTH OF  $10,000

                 DFA INTERNATIONAL VALUE                   MSCI EAFE INDEX
                            PORTFOLIO IV                   (NET DIVIDENDS)
Aug-1997                    $     10,000                      $     10,000
Aug-1997                    $      9,610                      $     10,000
Sep-1997                    $      9,970                      $     10,560
Oct-1997                    $      9,450                      $      9,749
Nov-1997                    $      9,060                      $      9,650
Dec-1997                    $      9,017                      $      9,734
Jan-1998                    $      9,564                      $     10,178
Feb-1998                    $     10,193                      $     10,832
Mar-1998                    $     10,649                      $     11,165
Apr-1998                    $     10,690                      $     11,254
May-1998                    $     10,791                      $     11,198
Jun-1998                    $     10,690                      $     11,284
Jul-1998                    $     10,812                      $     11,398
Aug-1998                    $      9,402                      $      9,985
Sep-1998                    $      8,895                      $      9,680
Oct-1998                    $      9,778                      $     10,688
Nov-1998                    $     10,214                      $     11,236
Dec-1998                    $     10,419                      $     11,680
Jan-1999                    $     10,212                      $     11,644
Feb-1999                    $      9,952                      $     11,367
Mar-1999                    $     10,574                      $     11,841
Apr-1999                    $     11,207                      $     12,321
May-1999                    $     10,636                      $     11,686
Jun-1999                    $     11,113                      $     12,142
Jul-1999                    $     11,517                      $     12,503
Aug-1999                    $     11,642                      $     12,549
Sep-1999                    $     11,684                      $     12,676
Oct-1999                    $     11,632                      $     13,145
Nov-1999                    $     11,601                      $     13,601
Dec-1999                    $     12,178                      $     14,822
Jan-2000                    $     11,244                      $     13,881
Feb-2000                    $     10,958                      $     14,254
Mar-2000                    $     11,573                      $     14,808
Apr-2000                    $     11,276                      $     14,029
May-2000                    $     11,499                      $     13,686
Jun-2000                    $     12,296                      $     14,221
Jul-2000                    $     11,903                      $     13,626
Aug-2000                    $     12,009                      $     13,744
Sep-2000                    $     11,669                      $     13,075
Oct-2000                    $     11,584                      $     12,766
Nov-2000                    $     11,573                      $     12,288
Dec-2000                    $     12,217                      $     12,724
Jan-2001                    $     12,241                      $     12,717
Feb-2001                    $     11,875                      $     11,764
Mar-2001                    $     11,142                      $     10,979
Apr-2001                    $     11,728                      $     11,742
May-2001                    $     11,643                      $     11,327
Jun-2001                    $     11,423                      $     10,864
Jul-2001                    $     11,191                      $     10,666
Aug-2001                    $     11,350                      $     10,397
Sep-2001                    $      9,896                      $      9,343
Oct-2001                    $      9,957                      $      9,583
Nov-2001                    $     10,324                      $      9,936
Dec-2001                    $     10,364                      $      9,995
Jan-2002                    $     10,130                      $      9,464
Feb-2002                    $     10,247                      $      9,530
Mar-2002                    $     10,885                      $     10,046
Apr-2002                    $     11,261                      $     10,112
May-2002                    $     11,638                      $     10,241
Jun-2002                    $     11,300                      $      9,833
Jul-2002                    $     10,143                      $      8,863
Aug-2002                    $     10,129                      $      8,842
Sep-2002                    $      8,933                      $      7,893
Oct-2002                    $      9,193                      $      8,316
Nov-2002                    $      9,739                      $      8,694
Dec-2002                    $      9,492                      $      8,402
Jan-2003                    $      9,167                      $      8,051
Feb-2003                    $      8,985                      $      7,867
Mar-2003                    $      8,764                      $      7,713
Apr-2003                    $      9,726                      $      8,469
May-2003                    $     10,467                      $      8,982
Jun-2003                    $     10,793                      $      9,199
Jul-2003                    $     11,287                      $      9,422
Aug-2003                    $     11,586                      $      9,649
Sep-2003                    $     12,029                      $      9,946
Oct-2003                    $     12,965                      $     10,566
Nov-2003                    $     13,251                      $     10,801

ANNUALIZED            ONE    FIVE         FROM
TOTAL RETURN (%)     YEAR    YEARS    AUGUST 14, 1997
-----------------------------------------------------
                    36.06    5.34        4.57

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                    LOCAL
                                                   CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                       RETURN        RETURN
-----------------------------                      --------    -------------
United Kingdom                                         8.75%       20.20%
Japan                                                 10.89%       23.83%
France                                                 4.36%       25.05%
Switzerland                                            6.19%       21.02%
Germany                                               13.35%       35.77%
Netherlands                                           -7.05%       11.00%
Australia                                              6.24%       35.23%
Italy                                                  8.50%       29.46%
Spain                                                 11.80%       34.09%
Sweden                                                14.22%       35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)


MSCI EAFE Small Cap Index                                          45.99%
Citigroup EPAC Extended Market Index (small companies)             41.90%
MSCI EAFE Value Index (net dividends)                              27.79%
MSCI EAFE Index (net dividends)                                    24.23%
MSCI EAFE Growth Index (net dividends)                             20.62%

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO IV

     The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 597 stocks in 21 developed-country markets, as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.75% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends), and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio IV over this period was 36.06%.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (9,686,818 Shares, Cost $86,420)++ at Value +   $    120,117
Receivable for Fund Shares Sold                                                     210
Prepaid Expenses and Other Assets                                                     6
                                                                           ------------
    Total Assets                                                                120,333
                                                                           ------------
LIABILITIES:
Payables:

  Due to Advisor 7 for Investment Securities Purchased                              210
Accrued Expenses and Other Liabilities                                               24
                                                                           ------------
    Total Liabilities                                                               241
                                                                           ------------
NET ASSETS                                                                 $    120,092
                                                                           ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                  11,788,979
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                   $      10.19
                                                                           ============

NET ASSETS CONSIST OF:
Paid-In Capital                                                            $    111,635
Accumulated Net Investment Income (Loss)                                          2,143
Accumulated Net Realized Gain (Loss)                                            (27,383)
Unrealized Appreciation (Depreciation) from Investment Securities                33,697
                                                                           ------------
    Total Net Assets                                                       $    120,092
                                                                           ============

----------
+   See Note B to Financial Statements.
++  The cost for federal income tax purposes is $115,997.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company      $      2,268

EXPENSES
  Administrative Services                                                            80
  Accounting & Transfer Agent Fees                                                    7
  Legal Fees                                                                          6
  Audit Fees                                                                          1
  Filing Fees                                                                        16
  Shareholders' Reports                                                              14
  Other                                                                               1
                                                                           ------------
       Total Expenses                                                               125
                                                                           ------------
  NET INVESTMENT INCOME (LOSS)                                                    2,143
                                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA Investment Trust Company          88
  Net Realized Gain (Loss) on Investment Securities Sold                         (8,925)
  Change in Unrealized Appreciation (Depreciation) of
   Investment Securities                                                         40,015
                                                                           ------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                       31,178
                                                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $     33,321
                                                                           ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                 YEAR        YEAR
                                                                                 ENDED       ENDED
                                                                               NOV. 30,    NOV. 30,
                                                                                 2003        2002
                                                                              ---------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $   2,143    $  2,081
  Capital Gain Distributions Received from The DFA Investment Trust Company          88         220
  Net Realized Gain (Loss) on Investment Securities Sold                         (8,925)    (14,352)
  Change in Unrealized Appreciation (Depreciation) of
   Investment Securities                                                         40,015       7,338
                                                                              ---------    --------
         Net Increase (Decrease) in Net Assets Resulting from Operations         33,321      (4,713)
                                                                              ---------    --------

Distributions From:
  Net Investment Income                                                              --      (2,061)
  Net Short-Term Gains                                                               --         (25)
  Net Long-Term Gains                                                                --      (3,053)
                                                                                     --
                                                                              ---------    --------
         Total Distributions                                                         --      (5,139)
                                                                              ---------    --------

Capital Share Transactions (1):
  Shares Issued                                                                 254,025      70,449
  Shares Issued in Lieu of Cash Distributions                                     5,139
  Shares Redeemed                                                              (251,657)    (67,674)
                                                                              ---------    --------
Net Increase (Decrease) from Capital Share Transactions                           2,368       7,914
                                                                              ---------    --------
         Total Increase (Decrease)                                               35,689      (1,938)

NET ASSETS
  Beginning of Period                                                            84,403      86,341
                                                                              ---------    --------
  End of Period                                                               $ 120,092    $ 84,403
                                                                              =========    ========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                              31,203       9,234
      Shares Issued in Lieu of Cash Distributions                                    --         655
      Shares Redeemed                                                           (30,688)     (8,836)
                                                                              ---------    --------
                                                                                    515       1,053
                                                                              =========    ========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR          YEAR          YEAR           YEAR          YEAR
                                                        ENDED         ENDED         ENDED          ENDED          ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                        2003          2002          2001            2000          1999
                                                      ---------     ---------     ---------     -----------     ---------
Net Asset Value, Beginning of Period                  $    7.49     $    8.45     $   10.90     $   11.19       $   10.07
                                                      ---------     ---------     ---------     -----------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.18          0.19          0.21          0.20            0.30
  Net Gains (Losses) on Securities
     (Realized and Unrealized)                             2.52         (0.65)        (1.20)        (0.22)           1.04
                                                      ---------     ---------     ---------     -----------     ---------
Total from Investment Operations                           2.70         (0.46)        (0.99)        (0.02)           1.34
                                                      ---------     ---------     ---------     -----------     ---------
LESS DISTRIBUTIONS
  Net Investment Income                                      --         (0.20)        (0.27)        (0.22)          (0.22)
  Net Realized Gains                                         --         (0.30)        (1.19)        (0.05)             --
                                                      ---------     ---------     ---------     -----------     ---------
Total Distributions                                          --         (0.50)        (1.46)        (0.27)          (0.22)
                                                      ---------     ---------     ---------     -----------     ---------
Net Asset Value, End of Period                        $   10.19     $    7.49     $    8.45     $   10.90       $   11.19
                                                      =========     =========     =========     ===========     =========
Total Return                                              36.05%        (5.66)%      (10.80)%       (0.24)%         13.58%

Net Assets, End of Period (thousands)                 $ 120,092     $  84,403     $  86,341     $  96,607       $ 121,276
Ratio of Expenses to Average Net Assets (1)                0.43%         0.45%         0.44%         0.41%(a)        0.41%(a)
Ratio of Net Investment Income to Average
   Net Assets                                              2.28%         2.38%         2.22%         1.97%(a)        2.32%(a)
Portfolio Turnover Rate                                     N/A           N/A           N/A           N/A             N/A
Portfolio Turnover Rate of Master Fund Series                14%           18%            6%            9%              6%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-four portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

   The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,390.

   3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

   Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

   Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

   The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

   As of November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

          Gross Unrealized Appreciation                     $    4,120
          Gross Unrealized Depreciation                             --
          Net                                               $    4,120
                                                            ==========

   During the year ended November 30, 2003, the Portfolio utilized prior year capital loss carryforwards in the approximate amount of $515,000 to offset realized capital gains for federal income tax purposes.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2003.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO IV AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                    THE DFA INTERNATIONAL                   MSCI EAFE INDEX
                             VALUE SERIES                   (NET DIVIDENDS)
Feb-1994                     $     10,000
Feb-1994                     $     10,100                      $     10,000
Mar-1994                     $      9,830                      $      9,569
Apr-1994                     $     10,161                      $      9,975
May-1994                     $     10,221                      $      9,918
Jun-1994                     $     10,341                      $     10,058
Jul-1994                     $     10,543                      $     10,155
Aug-1994                     $     10,704                      $     10,396
Sep-1994                     $     10,331                      $     10,068
Oct-1994                     $     10,764                      $     10,404
Nov-1994                     $     10,200                      $      9,903
Dec-1994                     $     10,261                      $      9,966
Jan-1995                     $      9,854                      $      9,583
Feb-1995                     $      9,834                      $      9,556
Mar-1995                     $     10,415                      $     10,152
Apr-1995                     $     10,740                      $     10,533
May-1995                     $     10,678                      $     10,408
Jun-1995                     $     10,567                      $     10,225
Jul-1995                     $     11,162                      $     10,862
Aug-1995                     $     10,783                      $     10,448
Sep-1995                     $     10,847                      $     10,652
Oct-1995                     $     10,641                      $     10,365
Nov-1995                     $     10,934                      $     10,653
Dec-1995                     $     11,464                      $     11,083
Jan-1996                     $     11,579                      $     11,128
Feb-1996                     $     11,652                      $     11,166
Mar-1996                     $     11,815                      $     11,404
Apr-1996                     $     12,276                      $     11,736
May-1996                     $     12,160                      $     11,520
Jun-1996                     $     12,204                      $     11,584
Jul-1996                     $     11,877                      $     11,246
Aug-1996                     $     11,929                      $     11,271
Sep-1996                     $     12,139                      $     11,570
Oct-1996                     $     12,023                      $     11,452
Nov-1996                     $     12,558                      $     11,908
Dec-1996                     $     12,393                      $     11,755
Jan-1997                     $     11,979                      $     11,343
Feb-1997                     $     12,088                      $     11,529
Mar-1997                     $     12,133                      $     11,571
Apr-1997                     $     12,068                      $     11,632
May-1997                     $     12,984                      $     12,389
Jun-1997                     $     13,547                      $     13,072
Jul-1997                     $     13,734                      $     13,284
Aug-1997                     $     12,833                      $     12,291
Sep-1997                     $     13,305                      $     12,980
Oct-1997                     $     12,608                      $     11,983
Nov-1997                     $     12,075                      $     11,861
Dec-1997                     $     12,026                      $     11,964
Jan-1998                     $     12,753                      $     12,511
Feb-1998                     $     13,591                      $     13,314
Mar-1998                     $     14,191                      $     13,724
Apr-1998                     $     14,235                      $     13,832
May-1998                     $     14,369                      $     13,764
Jun-1998                     $     14,230                      $     13,869
Jul-1998                     $     14,388                      $     14,009
Aug-1998                     $     12,506                      $     12,273
Sep-1998                     $     11,833                      $     11,898
Oct-1998                     $     13,012                      $     13,138
Nov-1998                     $     13,583                      $     13,810
Dec-1998                     $     13,848                      $     14,356
Jan-1999                     $     13,574                      $     14,313
Feb-1999                     $     13,230                      $     13,972
Mar-1999                     $     14,045                      $     14,555
Apr-1999                     $     14,879                      $     15,144
May-1999                     $     14,125                      $     14,364
Jun-1999                     $     14,762                      $     14,924
Jul-1999                     $     15,295                      $     15,368
Aug-1999                     $     15,445                      $     15,425
Sep-1999                     $     15,500                      $     15,580
Oct-1999                     $     15,431                      $     16,157
Nov-1999                     $     15,383                      $     16,717
Dec-1999                     $     16,143                      $     18,219
Jan-2000                     $     14,900                      $     17,062
Feb-2000                     $     14,527                      $     17,521
Mar-2000                     $     15,334                      $     18,201
Apr-2000                     $     14,935                      $     17,243
May-2000                     $     15,222                      $     16,822
Jun-2000                     $     16,283                      $     17,480
Jul-2000                     $     15,753                      $     16,748
Aug-2000                     $     15,892                      $     16,894
Sep-2000                     $     15,433                      $     16,071
Oct-2000                     $     15,319                      $     15,692
Nov-2000                     $     15,306                      $     15,103
Dec-2000                     $     16,156                      $     15,639
Jan-2001                     $     16,182                      $     15,631
Feb-2001                     $     15,695                      $     14,459
Mar-2001                     $     14,737                      $     13,495
Apr-2001                     $     15,514                      $     14,433
May-2001                     $     15,396                      $     13,923
Jun-2001                     $     15,103                      $     13,354
Jul-2001                     $     14,797                      $     13,111
Aug-2001                     $     15,010                      $     12,779
Sep-2001                     $     13,096                      $     11,484
Oct-2001                     $     13,176                      $     11,778
Nov-2001                     $     13,658                      $     12,213
Dec-2001                     $     13,714                      $     12,285
Jan-2002                     $     13,417                      $     11,633
Feb-2002                     $     13,566                      $     11,714
Mar-2002                     $     14,418                      $     12,348
Apr-2002                     $     14,905                      $     12,429
May-2002                     $     15,406                      $     12,587
Jun-2002                     $     14,973                      $     12,086
Jul-2002                     $     13,441                      $     10,893
Aug-2002                     $     13,428                      $     10,868
Sep-2002                     $     11,831                      $      9,701
Oct-2002                     $     12,175                      $     10,222
Nov-2002                     $     12,903                      $     10,686
Dec-2002                     $     12,576                      $     10,327
Jan-2003                     $     12,161                      $      9,896
Feb-2003                     $     11,911                      $      9,670
Mar-2003                     $     11,629                      $      9,480
Apr-2003                     $     12,906                      $     10,409
May-2003                     $     13,878                      $     11,040
Jun-2003                     $     14,326                      $     11,307
Jul-2003                     $     14,974                      $     11,581
Aug-2003                     $     15,367                      $     11,860
Sep-2003                     $     15,956                      $     12,225
Oct-2003                     $     17,214                      $     12,987
Nov-2003                     $     17,582                      $     13,276

ANNUALIZED            ONE    FIVE          FROM
TOTAL RETURN (%)     YEAR    YEARS   FEBRUARY 15, 1994
------------------------------------------------------
                     36.26    5.30       5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.


Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                               SHARES         VALUE+
                                           -------------   -------------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
*  AWG P.L.C                                      76,018   $     694,888
   Abbey National P.L.C.                         638,077       5,857,416
   Aggregate Industries P.L.C.                 1,901,448       2,787,879
   Alliance & Leicester P.L.C.                   348,000       5,278,894
   Allied Domecq P.L.C.                          621,994       4,396,663
   Amvescap P.L.C.                                94,600         670,322
   Antofagasta P.L.C.                            256,000       4,204,733
   Arriva P.L.C.                                 231,050       1,527,909
   Associated British Foods P.L.C.               822,096       8,030,933
   Associated British Ports Holdings
     P.L.C.                                      378,800       2,788,360
   Aviva P.L.C.                                2,507,905      19,970,419
   BAA P.L.C.                                  1,531,868      12,448,536
   BAE Systems P.L.C.                          1,792,722       5,372,555
   BBA Group P.L.C.                              660,391       2,706,009
   BG Group P.L.C.                             1,408,548       6,631,639
   BOC Group P.L.C.                               80,757       1,125,715
   BPB P.L.C.                                    458,500       2,714,616
   Barratt Developments P.L.C.                   253,000       2,129,945
   Bellway P.L.C.                                 38,000         444,414
   Berkeley Group P.L.C.                         228,802       3,155,944
   Bovis Homes Group P.L.C.                      113,000         846,373
   Brambles Industries P.L.C.                    272,000         816,318
*  Britannic P.L.C.                              191,300         875,169
*  British Airways P.L.C.                      1,839,331       7,212,567
   British Land Co. P.L.C.                       851,943       8,121,034
   British Vita P.L.C.                           196,700         879,575
   Brixton P.L.C.                                346,685       1,496,594
   Cable and Wireless P.L.C.                   3,315,616       7,555,709
*  Canary Wharf Group P.L.C.                     847,200       3,518,829
   Carnival P.L.C.                               155,511       5,456,151
   Chelsfield P.L.C.                             484,167       2,631,343
*  Colt Telecom Group P.L.C.                   2,561,000       4,305,479
*  Corus Group P.L.C.                          4,456,227       2,510,000
   Debenhams P.L.C.                              359,044       2,896,114
*  Dimension Data Holdings P.L.C.              1,006,000         640,169
   Dixons Group P.L.C.                           330,000         774,715
*  Easyjet P.L.C.                                294,025       1,410,859
   FKI P.L.C.                                    558,000       1,055,655
   Friends Provident P.L.C.                    1,547,456       3,439,885
   Galen Holdings P.L.C.                         319,000       4,005,057
   Granada Compass P.L.C.                      1,541,178       3,260,266
   Great Portland Estates P.L.C.                 185,533         772,203
   Great Universal Stores P.L.C.                 258,182       3,362,485
   Greene King P.L.C.                            104,000       1,496,216
   HBOS P.L.C.                                    14,137         177,491
   Hammerson P.L.C.                              468,800       5,006,962
   Hanson P.L.C.                                 867,138       6,047,477
   Hilton Group P.L.C.                         2,579,517       9,383,047
   IMI P.L.C.                                     24,000         140,651
   Intercontinental Hotels Group P.L.C.          893,279       8,253,890
*  International Power P.L.C.                  1,898,700       3,706,358
   Johnson Matthey P.L.C.                         42,871         743,961
   Kelda Group P.L.C.                            161,510       1,252,075
   Kesa Electricals P.L.C.                         9,781          41,214
#  Kingfisher P.L.C.                             467,786       2,218,492
   Land Securities Group P.L.C.                   13,000   $     214,639
   Liberty International P.L.C.                  444,297       5,012,707
   Logicacmg P.L.C.                              586,400       2,768,416
   London Merchant Securities P.L.C.             114,409         320,732
   MFI Furniture Group P.L.C.                     66,600         161,506
*  MM02 P.L.C.                                 7,543,300       9,762,544
   Marks & Spencer Group P.L.C.                1,178,695       5,443,031
   Mersey Docks & Harbour Co. P.L.C.              79,870         871,586
   Millennium and Copthorne Hotels
     P.L.C.                                      486,549       2,566,884
*# Mitchells & Butlers P.L.C.                    893,279       3,579,630
 # National Grid Group P.L.C.                    695,948       4,703,969
   Novar P.L.C.                                  571,338       1,257,761
   Pearson P.L.C.                                231,855       2,583,965
   Peninsular & Oriental Steam
   Navigation P.L.C.                           1,057,274       4,455,011
   Pennon Group P.L.C.                            55,412         624,224
   Persimmon P.L.C.                              190,000       1,522,771
   Pilkington P.L.C.                           2,142,972       3,298,638
   Pillar Property P.L.C.                        106,000         929,761
   RMC Group P.L.C.                              401,000       4,224,211
   Rexam P.L.C.                                  562,252       4,158,097
   Rio Tinto P.L.C.                               82,026       1,959,516
   Rolls Royce Group P.L.C.                    2,732,720       8,377,603
   Royal & Sun Alliance Insurance
     Group P.L.C.                              4,961,392       7,231,666
   Royal Bank of Scotland Group
     P.L.C.                                      212,693       5,936,997
   Safeway P.L.C.                              1,565,599       7,552,809
   Sainsbury (J.) P.L.C.                       2,824,654      14,586,241
   Scottish & Newcastle P.L.C.                   828,188       5,227,453
   Scottish Power P.L.C.                         789,816       4,883,373
   Severn Trent P.L.C.                           210,597       2,616,888
*  Shire Pharmaceuticals Group
     P.L.C.                                      453,000       3,739,681
   Slough Estates P.L.C.                         706,900       5,118,411
   Smith (David S.) Holdings P.L.C.              328,000         889,894
   Smith (W.H.) P.L.C.                           299,537       1,682,011
   Somerfield P.L.C.                             475,911       1,021,084
   Stagecoach Group P.L.C.                     1,557,000       2,169,046
   Tate & Lyle P.L.C.                            520,200       2,862,961
   Taylor Woodrow P.L.C.                         973,675       4,002,276
   Tesco P.L.C.                                1,547,445       6,620,235
   Trinity Mirror P.L.C.                         495,640       4,560,529
   United Business Media P.L.C.                  237,262       2,045,397
   United Utilities P.L.C.                       265,595       2,258,818
   Vodafone Group P.L.C.                      13,775,846      31,629,670
   Westbury P.L.C.                                34,000         223,084
   Whitbread P.L.C.                              507,066       6,292,105
   Wilson Bowden P.L.C.                           96,900       1,624,888
   Wimpey (George) P.L.C.                        437,880       2,568,057
   Wolseley P.L.C.                               518,749       6,642,279
   Wolverhampton & Dudley Breweries
     P.L.C.                                       70,000         905,940
   Woolworths Group P.L.C.                     1,040,174         773,726
                                                           -------------
 TOTAL COMMON STOCKS
   (Cost $343,702,143)                                       403,710,893
                                                           -------------

                                               SHARES         VALUE+
                                           -------------   -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  British Pound Sterling
     (Cost $1)                                             $           1
                                                           -------------
TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                       403,710,894
                                                           -------------
JAPAN -- (19.7%)
COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                      928,735       3,146,099
   Acom Co., Ltd.                                 14,600         589,226
#  Aichi Steel Corp.                             104,000         409,277
#  Aisin Seiki Co., Ltd.                         152,100       2,249,836
   Akita Bank, Ltd.                               53,000         205,670
   Amada Co., Ltd.                               376,000       1,847,042
*# Anritsu Corp.                                  67,000         457,597
   Aoyama Trading Co., Ltd.                       47,700         910,272
   Asahi Breweries, Ltd.                         173,000       1,434,295
   Asahi Kasei Corp.                             289,000       1,380,086
   Asatsu-Dk, Inc.                                24,800         591,015
   Autobacs Seven Co., Ltd.                       19,800         427,566
#  Awa Bank, Ltd.                                196,600       1,147,073
#  Bank of Fukuoka, Ltd.                         333,000       1,368,243
#  Bank of Kyoto, Ltd.                           347,400       1,868,322
   Bank of Nagoya, Ltd.                          185,000         886,824
   Benesse Corp.                                   6,500         142,440
   Canon Sales Co., Inc.                         124,900       1,037,792
   Chiba Bank, Ltd.                              941,000       3,823,458
   Chudenko Corp.                                 34,200         469,032
   Chugoku Bank, Ltd.                            238,800       2,112,831
   Citizen Watch Co., Ltd.                       318,000       2,581,282
   Coca-Cola West Japan Co., Ltd.                 43,600         775,102
   Comsys Holdings Corp.                          31,000         160,491
   Cosmo Oil Co., Ltd.                           764,000       1,430,059
   Dai Nippon Ink & Chemicals, Inc.              417,000         772,927
   Dai Nippon Pharmaceutical Co., Ltd.            88,000         570,490
   Dai Nippon Printing Co., Ltd.                 144,000       1,985,391
#  Daicel Chemical Industries, Ltd.              485,000       2,006,072
   Daido Steel Co., Ltd.                         228,000         393,462
   Daihatsu Motor Co., Ltd.                      224,000         906,063
   Daishi Bank, Ltd.                             355,000       1,380,844
   Daiwa House Industry Co., Ltd.                663,000       6,295,838
   Denso Corp.                                    22,500         420,129
   Ebara Corp.                                   157,000         609,250
#  Ezaki Glico Co., Ltd.                         174,600       1,111,178
   Fuji Electric Co., Ltd.                       391,780         844,230
   Fuji Fire & Marine Insurance Co., Ltd.        236,000         586,121
   Fuji Heavy Industries                         393,000       1,862,372
   Fuji Photo Film Co., Ltd.                     355,000      10,048,395
   Fujikura, Ltd.                                241,000       1,348,914
*  Fujitsu, Ltd.                                 286,000       1,574,672
   Fukui Bank, Ltd.                              343,000       1,475,101
#  Fukuyama Transporting Co., Ltd.               266,000         905,935
#  Furukawa Electric Co., Ltd.                   344,000       1,146,457
   Futaba Corp.                                   16,000         349,160
   Futaba Industrial Co., Ltd.                    36,000         443,097
   Glory, Ltd.                                    17,000         524,653
   Gunma Bank, Ltd.                              270,000       1,166,089
   Gunze, Ltd.                                   123,000         517,741
#  Hachijuni Bank, Ltd.                          287,000       1,373,156
*# Hankyu Corp.                                  174,000         487,747
#  Hanshin Electric Railway Co., Ltd.            180,000   $     494,704
   Heiwa Corp                                     60,800         842,717
#  Higo Bank, Ltd.                               308,000       1,864,536
   Hitachi Cable, Ltd.                           196,000         690,796
   Hitachi Maxell, Ltd.                           96,000       1,248,211
#  Hitachi Metals, Ltd.                          360,000       1,097,882
   Hitachi, Ltd.                               3,734,000      21,990,782
#  Hokkoku Bank, Ltd.                            170,000         853,725
   Hokuetsu Paper Mills, Ltd.                    162,000         831,300
*  Hokugin Financial Group, Inc.                 414,000         631,282
   House Foods Corp.                             117,000       1,248,841
#  Hyakugo Bank, Ltd.                            258,000       1,192,002
#  Hyakujishi Bank, Ltd.                         314,000       2,310,848
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                   683,000         823,192
   Itochu Corp.                                  120,000         360,482
   Iyo Bank, Ltd.                                170,000       1,154,858
   JFE Holdings, Inc.                             56,300       1,318,568
   Japan Airport Terminal Co., Ltd.               33,000         241,052
   Joyo Bank, Ltd.                               455,000       1,404,219
#  Juroku Bank, Ltd.                             349,000       1,625,183
#  Kagoshima Bank, Ltd.                          110,000         587,564
   Kamigumi Co., Ltd.                            357,000       2,301,334
   Kansai Paint Co., Ltd., Osaka                 131,000         538,258
   Katokichi Co., Ltd.                            26,300         416,881
#  Kawasaki Heavy Industries, Ltd.               694,000         754,072
   Kikkoman Corp.                                259,000       1,714,527
   Kinden Corp.                                  139,000         613,011
   Kirin Brewery Co., Ltd.                       437,000       3,491,372
   Kissei Pharmaceutical Co., Ltd.                41,000         750,594
*  Kobe Steel, Ltd.                            2,632,000       3,028,050
   Koito Manufacturing Co., Ltd.                  79,000         471,028
   Kokuyo Co., Ltd.                               67,700         730,038
   Komatsu, Ltd.                               1,279,000       7,287,218
   Komori Corp.                                   39,000         473,612
#  Koyo Seiko Co.                                198,000       1,835,008
   Kubota Corp.                                  140,000         511,322
   Kuraray Co., Ltd.                             184,000       1,370,928
#  Kuraya Sanseido, Inc.                          68,500         582,300
#  Makita Corp.                                  209,000       1,915,961
#  Marubeni Corp.                              1,942,000       3,191,746
   Marui Co., Ltd.                               177,000       2,173,713
#  Maruichi Steel Tube, Ltd.                     117,000       1,348,192
   Matsushita Electric Industrial Co.,
     Ltd.                                      1,977,135      25,472,407
   Matsushita Electric Works, Ltd.               385,000       2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                202,000         754,365
#  Michinoku Bank, Ltd.                          187,000       1,084,231
   Millea Holdings, Inc.                              46         504,237
   Mitsubishi Corp.                               40,000         367,056
#  Mitsubishi Gas Chemical Co., Inc.             239,000         713,596
   Mitsubishi Heavy Industries, Ltd.           1,743,000       4,647,152
   Mitsubishi Logistics Corp.                     81,000         635,309
*# Mitsubishi Materials Corp.                    975,000       1,406,593
   Mitsui Chemicals, Inc.                        116,800         622,820
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                   399,000         506,401
   Mitsui Trust Holdings                         641,000       3,119,550
   Mitsumi Electric Co., Ltd.                     17,000         163,605
*  Mizuho Holdings, Inc.                           1,192       3,112,784
   NGK Insulators, Ltd.                           93,000         596,110

                                               SHARES         VALUE+
                                           -------------   -------------
   NGK Spark Plug Co., Ltd.                      120,000   $     989,408
   NSK, Ltd.                                     265,000         924,306
   Nagase & Co., Ltd.                             72,000         466,764
   Namco, Ltd.                                     5,500         139,107
   Nanto Bank, Ltd.                              317,000       1,256,191
   Nichicon Corp.                                 42,600         426,311
   Nichirei Corp.                                149,000         450,320
   Nihon Unisys, Ltd.                             52,700         371,960
   Nippon Broadcasting System, Inc.               17,200         785,245
#  Nippon Electric Glass Co., Ltd.                72,000       1,347,699
   Nippon Kayaku Co., Ltd.                        95,000         456,264
   Nippon Meat Packers, Inc., Osaka              120,000       1,159,241
   Nippon Mining Holdings, Inc.                  370,000       1,168,919
   Nippon Mitsubishi Oil Corp.                 1,871,050       9,242,497
   Nippon Paint Co., Ltd.                        127,000         396,585
   Nippon Sanso Corp.                             30,000         118,608
   Nippon Sheet Glass Co., Ltd.                  233,000         604,200
   Nippon Shokubai Co., Ltd.                     163,000       1,163,861
*  Nippon Television Network Corp.                 4,190         622,838
   Nipponkoa Insurance Co., Ltd.                  45,000         213,660
#  Nishimatsu Construction Co., Ltd.             364,000       1,203,141
   Nishi-Nippon Bank, Ltd.                       156,540         330,175
   Nissay Dowa General Insurance
     Co., Ltd.                                   383,000       1,605,159
   Nisshin Seifun Group, Inc.                    123,000         990,559
#  Nisshin Steel Co., Ltd.                       523,000         859,569
   Nisshinbo Industries, Inc.                    305,000       1,506,620
   Obayashi Corp.                                520,000       1,989,409
   Ogaki Kyoritsu Bank, Ltd.                      50,000         306,793
   Oji Paper Co., Ltd.                           275,000       1,604,502
   Okumura Corp.                                 120,000         470,051
   Onward Kashiyama Co., Ltd.                     83,000         910,181
   PanaHome Corp.                                 88,000         402,557
   Pioneer Electronic Corp.                       60,000       1,533,967
   Promise Co., Ltd.                              60,500       2,574,233
*  Resona Holdings, Inc.                       1,873,000       2,342,961
   SFCG Co., Ltd.                                  5,980         687,984
   San In Godo Bank, Ltd.                         92,000         681,264
   Santen Pharmaceutical Co., Ltd.                44,000         517,056
   Sanwa Shutter Corp.                           101,000         514,591
   Sanyo Shinpan Finance Co., Ltd.                19,800         578,525
   Sapporo Hokuyo Holdings, Inc.                     187         986,907
#  Sapporo Holdings, Ltd.                        187,000         450,767
   Seino Transportation Co., Ltd.                193,000       1,369,257
   Sekisui Chemical Co., Ltd.                    557,000       2,476,799
   Sekisui House, Ltd.                           942,000       8,885,009
   Seventy-seven (77) Bank, Ltd.                 201,000       1,064,463
   Shiga Bank, Ltd.                              272,000       1,055,515
   Shikoku Bank, Ltd.                             72,000         470,709
   Shimachu Co., Ltd.                             27,000         509,085
#  Shimadzu Corp.                                181,000         689,162
   Shimizu Corp.                                 997,000       3,431,967
*# Shinko Securities Co., Ltd.                   390,000       1,107,469
   Shizuoka Bank, Ltd.                           394,000       2,755,698
   Softbank Corp.                                 49,100       1,860,528
   Sumitomo Bakelite Co., Ltd.                   105,000         662,482
   Sumitomo Corp.                                471,000       2,924,398
   Sumitomo Electric Industries, Ltd.            360,000       2,945,216
   Sumitomo Forestry Co., Ltd.                   139,000       1,078,799
   Sumitomo Metal Industries, Ltd.
     Osaka                                     1,481,000       1,271,129
   Sumitomo Metal Mining Co., Ltd.               313,000   $   1,977,685
   Sumitomo Osaka Cement Co., Ltd.                96,000         170,928
   Sumitomo Realty & Development Co.,
     Ltd.                                        150,000       1,169,650
   Sumitomo Rubber                                43,000         206,127
   Sumitomo Trust & Banking Co., Ltd.             21,000         112,555
   Suruga Bank, Ltd.                              87,000         498,073
   Suzuken Co., Ltd.                              26,400         712,308
   TDK Corp.                                      10,100         656,611
   TV Asahi Corp.                                    202         298,795
#  Taiheiyo Cement Corp.                       1,209,800       2,750,550
   Taisei Corp.                                1,325,000       4,294,878
   Taiyo Yuden Co., Ltd.                          57,000         667,741
#  Takashimaya Co., Ltd.                         214,000       1,473,302
   Takefuji Corp.                                 10,840         584,956
   Teijin, Ltd.                                  893,000       2,429,821
   Teikoku Oil Co., Ltd.                         346,000       1,535,391
   Toda Corp.                                    169,000         421,266
   Toho Bank, Ltd.                               254,000       1,018,134
*  Tokai Tokyo Securities Co., Ltd.              155,000         335,418
   Tokuyama Corp.                                248,000         853,689
   Tokyo Broadcasting System, Inc.                94,000       1,458,236
   Tokyo Steel Manufacturing Co., Ltd.            74,100         583,220
   Tokyo Style Co., Ltd.                         133,000       1,284,825
   Tokyo Tatemono Co., Ltd.                      109,000         446,868
   Toppan Printing Co., Ltd.                     365,000       3,346,056
   Toray Industries, Inc.                        620,000       2,411,615
   Toshiba TEC Corp.                             138,000         506,538
   Tostem Inax Holding Corp.                     160,000       2,809,350
   Toto, Ltd.                                    247,000       1,907,981
#  Toyo Ink Manufacturing Co., Ltd.              145,000         496,485
   Toyo Seikan Kaisha, Ltd.                      287,600       3,293,010
   Toyo Suisan Kaisha, Ltd.                       53,000         527,968
   Toyota Auto Body Co., Ltd.                     86,000       1,134,679
   Toyota Industries Corp.                        76,500       1,435,423
#  Toyota Tsusho Corp.                           314,000       2,729,438
*  UFJ Holdings, Inc.                              1,130       4,828,708
#  UNY Co., Ltd.                                  91,000         886,569
   Wacoal Corp.                                  149,000       1,180,899
#  Yamagata Bank, Ltd.                           153,700         680,647
   Yamaguchi Bank, Ltd.                          133,000       1,165,815
   Yamanashi Chuo Bank, Ltd.                      57,000         244,613
   Yamatake Corp.                                 20,000         156,501
#  Yamazaki Baking Co., Ltd.                     115,000         882,031
#  Yokogawa Electric Corp.                       337,000       4,394,048
   Yokohama Rubber Co., Ltd.                     410,000       1,066,929
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $386,238,511)                                       339,283,112
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Japanese Yen
     (Cost $64,561)                                               64,237
                                                           -------------
TOTAL -- JAPAN
   (Cost $386,303,072)                                       339,347,349
                                                           -------------
FRANCE -- (9.3%)
COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de
     France SA)                                  122,514       6,241,573
   AXA                                           437,405       8,404,980

                                               SHARES         VALUE+
                                           -------------   -------------
   Air France                                     96,800   $   1,473,664
   Air Liquide SA                                  8,848       1,427,610
*  Alcatel SA                                    195,750       2,555,342
*# Alstom SA                                     100,000         206,181
   Arcelor SA                                    167,800       2,721,505
   BNP Paribas SA                                549,686      30,969,339
*  Cap Gemini SA                                  38,600       1,906,356
   Compagnie de Saint-Gobain                     268,585      12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                      10,600       1,140,407
#  Credit Agricole SA                             27,710         604,543
   Eiffage SA                                      3,477         375,950
   Esso Ste. Anonyme Francaise SA                    686          76,106
   Euler-Hermes SA                                 9,975         453,181
#  Faurecia SA                                     8,850         599,392
   Fimalac SA                                     14,000         466,544
   Fonciere Lyonnaise SA                          10,950         433,159
*  France Telecom SA                             188,321       4,853,518
   Generale des Establissements
     Michelin SA Series B                        103,120       4,091,573
#  Havas SA                                      115,600         612,491
#  Imerys SA                                      11,000       2,175,685
   LaFarge SA                                     49,347       3,930,747
   LaFarge SA Prime Fidelity                      82,581       6,622,556
   Lagardere S.C.A. SA                            10,900         594,507
#  Pechiney SA Series A                           55,475       3,189,304
   Peugeot SA                                    224,200      10,545,909
   Rallye SA                                      18,020         950,445
#  Remy Cointreau SA                              35,150       1,169,251
   Renault SA                                     70,650       4,696,054
   Rexel SA                                       10,713         437,910
   Rue Imperiale                                   5,240       1,017,573
   SEB SA Prime Fidelity                           9,000       1,104,744
   Schneider Electric SA                          28,155       1,734,755
*# Scor SA                                       122,300         467,667
#  Societe des Ciments de Francais                28,000       1,851,070
   Societe Generale, Paris                       293,528      23,504,196
   Sophia SA                                      11,550         573,471
   Suez (ex Suez Lyonnaise des Eaux)             206,550       3,577,770
   Thomson SA                                     77,400       1,638,517
   Valeo SA                                       59,000       2,295,018
*  Veolia Environnement SA                        25,700         604,746
*  Vivendi Universal SA                          265,727       6,099,916
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $102,187,650)                                       160,410,751
                                                           -------------
RIGHTS/WARRANTS -- (0.0%)
*  Alstom SA Rights 12/10/03                     100,000          53,943
*  Alstom SA Warrants 01/09/04                   100,000          35,962
*  Rallye SA Series B Warrants 11/30/05           18,020           4,536
                                                           -------------
TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                 94,441
                                                           -------------
TOTAL -- FRANCE
   (Cost $102,257,166)                                       160,505,192
                                                           -------------

SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                     462,000   $   2,265,827
   Baloise-Holding                               190,560       7,827,477
*  Banque Cantonale Vaudoise                       3,000         315,614
*  Berner Kantonalbank                             3,100         356,709
*  Ciba Spezialitaetenchemie
     Holding AG                                   25,500       1,786,176
#  Cie Financiere Richemont AG
     Series A                                  1,251,000      30,967,263
*  Clariant AG                                    12,800         180,704
   Credit Swisse Group                           256,400       8,508,850
   Givaudan SA                                     2,952       1,349,582
   Helvetia Patria Holding                           955         145,534
   Holcim, Ltd.                                  168,600       7,349,318
   Jelmoli Holding AG                                500         468,005
   Luzerner Kantonalbank AG                       14,627       2,127,202
   PSP Swiss Property AG                          27,400       3,799,315
   Pargesa Holding SA, Geneve                      1,935       4,598,304
   Rieters Holdings AG                             7,860       1,681,176
   Sig Holding AG                                 44,130       5,948,428
   Sika Finanz AG, Baar                              760         308,652
*  St. Galler Kantonalbank                         1,700         308,381
*  Swiss Life AG                                  79,080      14,375,735
   Syngenta AG                                   116,500       7,133,002
   UBS AG                                         42,000       2,704,762
   Unaxis Holding AG                              45,400       6,251,315
   Valiant Holding AG                             12,100         835,390
   Valora Holding AG                               7,500       1,781,128
*  Zurich Financial Services AG                   30,006       3,864,719
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $78,322,394)                                        117,238,568
                                                           -------------
RIGHTS/WARRANTS -- (0.0%)
*  ABB, Ltd. Rights
     (Cost $107,456)                             462,000         575,391
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Swiss Francs
     (Cost $654)                                                     674
                                                           -------------
 TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                        117,814,633
                                                           -------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                        15,980       1,099,916
   Aareal Bank AG                                 11,200         338,462
   Allianz AG                                      5,000         560,104
   BASF AG                                       386,050      19,112,302
#  BHW Holding AG                                 34,600         518,448
*  Bankgesellschaft Berlin AG                    233,550         573,922
   Bayer AG                                      179,900       4,854,294
*  Bayerische Hypo-UND
     Vereinsbank AG                              337,110       7,859,785
   Bilfinger & Berger Bau AG                      11,700         375,872
   Celanese AG                                    17,400         604,876
   Commerzbank AG                                408,050       7,875,147
   DaimlerChrysler AG                             86,700       3,294,563
   Deutsche Bank AG                              359,305      25,002,584
   Deutsche Lufthansa AG                         305,250       4,676,338
   E.ON AG                                         7,600         429,551

                                               SHARES         VALUE+
                                           -------------   -------------
*  Fraport AG                                      5,100   $     140,610
#  Fresenius Medical Care AG                      27,600       1,756,803
*  Heidelberger Druckmaschinen AG                 19,600         702,501
*  Heidelberger Zement AG                         52,777       2,152,911
   Hochtief AG                                    56,150       1,521,169
*  Hypo Real Estate Holding AG                    84,277       1,813,408
   Karstadt Quelle AG                             20,000         532,234
   Linde AG                                       76,000       3,676,009
   MAN AG                                         88,000       2,384,023
   MG Technologies AG                             44,000         589,677
   Merck KGAA                                     36,000       1,412,002
   SCA Hygiene Products AG                         3,550       1,148,977
   ThyssenKrupp AG                               120,850       2,239,626
   Tui AG                                         52,650         989,609
*  Vattenfall Europe AG                           94,898       2,696,056
   Volkswagen AG                                  51,950       2,587,474
                                                           -------------
TOTAL -- GERMANY
    (Cost $99,221,168)                                       103,519,253
                                                           -------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                           656,302      14,444,277
   Aegon NV                                      380,745       5,079,825
   Buhrmann NV                                    58,400         443,835
   DSM NV                                         78,837       3,633,673
*  Hunter Douglas NV                              11,100         486,994
   Ing Groep NV                                1,552,333      33,252,848
*# Koninklijke Ahold NV                          246,900       1,781,710
*  Koninklijke KPN NV                            278,922       2,186,653
*  Koninklijke Numico NV                          51,200       1,301,143
   Koninklijke Philips Electronics NV            405,906      11,531,697
   NV Holdingsmij de Telegraaf                     6,800         145,257
   Nutreco Holding NV                             15,600         425,427
   Oce NV                                         39,100         558,692
   VNU NV                                         71,722       2,234,488
   Vedior NV                                      46,388         702,309
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $44,778,113)                                         78,208,828
                                                           -------------
RIGHTS/WARRANTS -- (0.0%)
*  Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                             246,900         230,853
                                                           -------------
TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                         78,439,681
                                                           -------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                     842,619       3,627,826
   APN News & Media, Ltd.                        471,395       1,313,239
   AWB, Ltd.                                     131,400         416,455
   AXA Asia Pacific Holdings, Ltd.             2,747,250       5,168,562
   Ansell, Ltd.                                   74,421         351,647
   Bluescope Steel, Ltd.                       1,252,100       4,521,034
   Boral, Ltd.                                   848,085       3,068,369
   CSR, Ltd.                                   1,491,630       1,878,056
   Caltex Australia, Ltd.                        108,540         338,505
   Commonwealth Bank of Australia                 48,446         967,532
   Insurance Australia Group, Ltd.             1,404,567       4,248,318
#  Lend Lease Corp., Ltd.                        291,574       2,215,319
   Lion Nathan, Ltd.                             843,500       3,540,066
   Mayne Group, Ltd.                           1,263,622       3,245,965
   Mirvac, Ltd.                                  947,363   $   2,995,685
   Orica, Ltd.                                   343,946       3,205,563
   Origin Energy, Ltd.                           678,541       2,292,932
   Paperlinx, Ltd.                               663,645       2,180,168
   Publishing and Broadcasting, Ltd.             579,260       4,891,507
   Quantas Airways, Ltd.                       2,699,763       6,505,312
   Rinker Group, Ltd.                          1,155,484       4,882,868
   Santos, Ltd.                                  867,907       4,056,990
#  Seven Network, Ltd.                           355,302       1,357,469
   Southcorp, Ltd.                             1,102,616       2,202,072
   Stockland Trust Group                          20,641          76,173
*  Stockland Trust Group Issue 03                    708           2,562
*  WMC Resources, Ltd.                         1,678,932       5,940,735
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $53,898,384)                                         75,490,929
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Australian Dollar
     (Cost $99,074)                                              100,242
                                                           -------------
RIGHTS/WARRANTS -- (0.0%)
*  AMP, Ltd. Rights 12/09/03
     (Cost $0)                                   834,033               0
                                                           -------------
TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                         75,591,171
                                                           -------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                  1,190,000         382,297
   Banca Intesa SpA                            6,301,917      23,720,385
   Banca Monte Dei Paschi di Siena SpA           739,000       2,427,250
*  Banca Nazionale del Lavoro SpA                733,000       1,717,790
   Banca Popolare di Lodi Scarl                  117,933       1,381,177
   Banca Popolare di Milano                      325,400       1,934,722
*  Banca Popolare Rights                          57,990         679,152
   Buzzi Unicem SpA                               66,000         799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                      500,000         897,245
   Caltagirone Editore SpA                        31,987         261,503
*  Capitalia SpA                               2,022,125       6,399,283
#  Compagnia Assicuratrice Unipol SpA            452,120       1,821,010
*# E.Biscom SpA                                   16,000       1,054,878
*# Fiat SpA                                      771,970       6,042,728
*  IFIL Finanziaria Partecipazioni SpA           557,594       1,787,974
#  Italcementi SpA                               357,560       4,410,458
   Italmobiliare SpA, Milano                       7,500         343,435
   Milano Assicurazioni SpA                      107,000         357,214
#  Parmalat Finanziaria SpA                      468,000       1,284,697
*# Pirelli & Co. SpA                           1,486,658       1,413,200
#  Societe Cattolica di Assicurazoni
     Scarl SpA                                     8,800         299,691
*# Telecom Italia SpA                          1,209,533       3,501,501
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $50,508,616)                                         62,916,660
                                                           -------------
RIGHTS/WARRANTS -- (0.0%)
*  Fiat SpA Warrants 01/31/07
     (Cost $0)                                    51,693          16,545
                                                           -------------
TOTAL -- ITALY
   (Cost $50,508,616)                                         62,933,205
                                                           -------------

                                               SHARES         VALUE+
                                           -------------   -------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
#  Abertis Infrastructuras SA                    905,074   $  12,693,733
   Acerinox SA                                    65,340       3,021,766
   Arcelor SA                                     30,000         485,843
   Banco de Andalucia                                900          75,520
#  Banco de Sabadell SA                          110,700       2,327,537
   Banco Pastor SA                                59,400       1,745,928
   Cementos Portland SA                           15,076         813,239
#  Corporacion Mapfre Compania
     Internacional de Reaseguros SA              108,900       1,404,622
   Ebro Puleva SA                                 83,525         863,064
   Endesa SA, Madrid                             258,792       4,250,018
   Gas Natural SA, Buenos Aires                   21,400         440,970
   Iberdrola SA                                  535,000       9,228,561
   Iberia Lineas Aereas de Espana SA             495,700       1,331,025
   Inmobiliaria Colonial SA ICSA                  30,400         651,569
   Inmobiliaria Urbis SA                          69,212         630,543
#  Metrovacesa SA                                104,144       3,172,184
   Repsol SA                                     300,600       5,250,104
   Sacyr Vallehermoso SA                          45,000         634,365
   Sociedad General de Aguas de
     Barcelona SA                                 77,400       1,099,458
*  Sociedad General de Aguas de
     Barcelona SA Rights                             737          10,469
#  Sol Melia SA                                  100,300         712,976
   Union Fenosa SA                               230,000       3,768,910
                                                           -------------

TOTAL -- SPAIN
   (Cost $35,976,003)                                         54,612,404
                                                           -------------

SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
   Drott Series AB                               102,200       1,792,131
   Gambro AB Series A                            289,900       2,397,900
   Gambro AB Series B                            108,800         899,936
   Holmen AB Series A                              6,300         211,776
   Holmen AB Series B                             63,100       2,187,931
   Nordbanken Holdings AB                        250,600       1,658,265
   SSAB Swedish Steel Series A                    86,200       1,420,298
   SSAB Swedish Steel Series B                    30,500         482,359
   Skandinaviska Enskilda Banken
     Series A                                    196,000       2,555,025
   Skandinaviska Enskilda Banken
     Series C                                      9,800         116,727
   Svenska Cellulosa AB Series A                  19,000         731,728
   Svenska Cellulosa AB Series B                  90,500       3,491,323
   Svenska Kullagerfabriken AB Series A           22,650         830,330
   Svenska Kullagerfabriken AB Series B           29,700       1,086,812
#  Trelleborg AB Series B                         93,800       1,452,418
   Volvo AB Series A                             160,300       4,423,260
   Volvo AB Series B                             350,400      10,132,542
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $26,240,631)                                         35,870,761
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Swedish Krona
     (Cost $27)                                                       30
                                                           -------------
TOTAL -- SWEDEN
   (Cost $26,240,658)                                         35,870,791
                                                           -------------

FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
   Fortum Oyj                                  1,071,385   $  10,723,868
   Huhtamaki Van Leer Oyj                          2,300          25,420
   Kemira Oyj                                    101,377       1,111,936
   Kesko Oyj                                     157,000       2,728,896
   M-real Oyj Series B                           253,400       2,296,401
   Metso Oyj                                     193,066       2,258,786
   Outokumpu Oyj Series A                        351,300       4,695,398
   Stora Enso Oyj Series R                       547,800       7,374,307
   Upm-Kymmene Oyj                                30,800         569,687
                                                           -------------
TOTAL FINLAND
   (Cost $21,140,778)                                         31,784,699
                                                           -------------

HONG KONG (1.6%)
COMMON STOCKS (1.6%)
   Hang Lung Development Co., Ltd.             1,765,000       2,136,278
   Hang Lung Properties, Ltd.                  3,124,500       3,862,220
   Hysan Development Co., Ltd.                 1,434,699       2,050,544
   I-Cable Communications, Ltd.                  325,121          77,446
   Kerry Properties, Ltd.                      1,326,884       1,708,513
   New World Development Co., Ltd.                57,464          35,886
#  Shangri-La Asia, Ltd.                       3,055,482       2,734,323
#  Sino Land Co., Ltd.                         5,024,183       2,620,027
*  Tsim Sha Tsui Properties, Ltd.                472,000         537,862
   Wharf Holdings, Ltd.                        3,251,214       8,121,431
   Wheelock and Co., Ltd.                      2,699,000       3,162,493
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $33,549,393)                                         27,047,023
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Hong Kong Dollars
     (Cost $584,981)                                             585,070
                                                           -------------
TOTAL -- HONG KONG
   (Cost $34,134,374)                                         27,632,093
                                                           -------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                      23,700       1,095,765
   Banque Nationale de Belgique                    1,049       4,499,199
   Bekaert SA                                      2,000         111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                         40,400       1,954,089
   Groupe Bruxelles Lambert                       55,500       2,766,950
*  ING Bank Belgium NV                               128               4
   Nationale a Portefeuille                        4,029         483,932
   Sofina SA                                      10,500         490,878
   Suez (ex Suez Lyonnaise des Eaux)              95,400       1,582,719
   Tessenderlo Chemie                             14,400         453,290
*  Umicore-Strip VVPR                              2,010           1,301
#  Union Miniere SA                               42,210       2,818,318
                                                           -------------
TOTAL -- BELGIUM
   (Cost $13,343,723)                                         16,258,406
                                                           -------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
*  Codan A.S                                       1,440          45,242
   Danisco A.S                                    26,130       1,073,557
   Danske Bank A.S                               329,253       6,975,913

                                               SHARES         VALUE+
                                           -------------   -------------
*  Jyske Bank A.S.                                16,350   $     777,115
   Nordea AB                                     475,918       3,143,848
   Tele Danmark A.S.                              11,250         377,017
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $6,944,416)                                          12,392,692
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Danish Krone
     (Cost $20,258)                                               22,385
                                                           -------------
TOTAL -- DENMARK
   (Cost $6,964,674)                                          12,415,077
                                                           -------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C                      107,588       1,592,759
   CRH P.L.C                                     183,413       3,412,253
*  Elan Corp. P.L.C                              690,634       3,725,460
   Irish Permanent P.L.C                         186,115       2,621,432
                                                           -------------
TOTAL -- IRELAND
   (Cost $9,049,567)                                          11,351,904
                                                           -------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                      277,000       2,249,524
   Fraser & Neave, Ltd.                          471,290       3,143,902
   Haw Par Brothers International, Ltd.            2,698           6,949
   Keppel Corp., Ltd.                            855,000       2,752,593
*  Neptune Orient Lines, Ltd.                    264,000         324,656
   Overseas Chinese Banking Corp., Ltd.           94,000         648,870
   Singapore Airlines, Ltd.                      124,000         870,342
   United Overseas Bank, Ltd.                     66,000         493,874
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $7,444,503)                                          10,490,710
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Singapore Dollars
     (Cost $2)                                                         2
                                                           -------------
TOTAL -- SINGAPORE
   (Cost $7,444,505)                                          10,490,712
                                                           -------------

NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
#  Den Norske Bank ASA Series A                  589,194       3,557,559
   Norsk Hydro ASA                                16,700         955,727
   Norske Skogindustrier ASA Series A            106,100       2,036,964
*  Storebrand ASA                                183,900       1,123,866
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $5,965,910)                                           7,674,116
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Norwegian Krone
     (Cost $907)                                                   1,019
                                                           -------------
TOTAL -- NORWAY
   (Cost $5,966,817)                                           7,675,135
                                                           -------------

PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                  195,400   $     400,535
   Cimpor Cimentos de Portugal SA                503,265       2,413,104
   Portugal Telecom SA                            50,082         471,271
*  Sonae SGPS SA                               3,617,400       3,035,386
                                                           -------------
TOTAL -- PORTUGAL
   (Cost $4,639,722)                                           6,320,296
                                                           -------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
*  Agricultural Bank of Greece S.A               121,100       1,056,805
   Alpha Bank S.A                                 29,200         769,361
*  Bank of Greece                                  3,400         404,306
   Bank of Piraeus S.A                             4,600          46,980
   Commercial Bank of Greece                      36,800         775,508
   EFG Eurobank Ergasias S.A                      60,097       1,011,438
   Hellenic Petroleum S.A                        135,530       1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A                         40,800         489,080
   Intracom S.A                                   37,200         239,908
   National Bank of Greece                        15,520         350,131
                                                           -------------
TOTAL -- GREECE
   (Cost $4,950,471)                                           6,248,266
                                                           -------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.           99,828         423,562
   Carter Holt Harvey, Ltd.                    2,340,800       2,647,490
   Fletcher Building, Ltd.                       117,643         302,948
                                                           -------------
TOTAL COMMON STOCKS
   (Cost $3,436,653)                                           3,374,000
                                                           -------------
INVESTMENT IN CURRENCY -- (0.0%)
*  New Zealand Dollar
     (Cost $7,670)                                                 8,045
                                                           -------------
TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                           3,382,045
                                                           -------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Omv AG                                          5,913         837,879
#  Voestalpine AG                                 50,371       1,989,553
   Wienerberger AG                                16,123         408,380
                                                           -------------
TOTAL -- AUSTRIA
   (Cost $2,469,231)                                           3,235,812
                                                           -------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
*  Rekapacific Berhad                            691,000               0
                                                           -------------

                                                                                             FACE
                                                                                             AMOUNT          VALUE+
                                                                                          -----------    ---------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03 (Collateralized by
   $29,593,000 FNMA Discount Notes 1.10%, 01/09/04, valued at $29,556,009) to be
   repurchased at $29,120,990 (Cost $29,119,000)                                          $    29,119    $    29,119,000
 Repurchase agreements in a Pooled Cash Account, Mizuho Securities USA, 1.05%,
   12/01/03 (Collateralized by $207,315,301 U.S. Treasury Obligations, rates ranging from 1.424% to 9.125%, maturities ranging from 08/15/04 to 11/15/29, valued at
   $122,980,964) to be repurchased at $122,991,725 (Cost $122,980,964)^                       122,981         22,980,964
                                                                                                         ---------------

TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $152,099,964)                                                                                        152,099,964
                                                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,488,483,619)++                                                                                $ 1,721,238,982
                                                                                                         ===============

----------
  +  See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan # Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $116,108 of securities on loan)            $  1,721,239
Cash                                                                                 15
Receivables:
   Investment Securities Sold                                                       360
   Dividends, Interest and Tax Reclaims                                           4,011
   Fund Shares Sold                                                               2,680
   Securities Lending Income                                                         59
Prepaid Expenses and Other Assets                                                     4
                                                                           ------------
      Total Assets                                                            1,728,368
                                                                           ------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                              122,981
   Investment Securities Purchased                                                  126
   Fund Shares Redeemed                                                              10
   Due to Advisor                                                                   262
Accrued Expenses and Other Liabilities                                              211
                                                                           ------------
      Total Liabilities                                                         123,590
                                                                           ------------
NET ASSETS                                                                 $  1,604,778
                                                                           ============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                  129,429,345
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                   $      12.40
                                                                           ============
Investments at Cost                                                        $  1,488,484
                                                                           ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                            $  1,374,522
Accumulated Net Investment Income (Loss)                                            771
Accumulated Net Realized Gain (Loss)                                             (3,675)
Accumulated Net Realized Foreign Exchange Gain (Loss)                               205
Unrealized Appreciation (Depreciation) from Investment Securities               232,755
and Foreign Currency
Unrealized Net Foreign Exchange Gain (Loss)                                         200
                                                                           ------------
      Total Net Assets                                                     $  1,604,778
                                                                           ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,937)                     $     33,562
   Interest                                                                         415
   Income from Securities Lending                                                 1,427
                                                                           ------------
          Total Investment Income                                                35,404
                                                                           ------------

EXPENSES
   Investment Advisory Services                                                   2,439
   Accounting & Transfer Agent Fees                                                 802
   Custodian Fees                                                                   361
   Legal Fees                                                                        13
   Audit Fees                                                                        17
   Shareholders' Reports                                                             27
   Trustees' Fees and Expenses                                                        8
   Other                                                                              7
                                                                           ------------
          Total Expenses                                                          3,674
                                                                           ------------
   NET INVESTMENT INCOME (LOSS)                                                  31,370
                                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                        (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                        205
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities and Foreign Currency                                            379,196
   Translation of Foreign Currency Denominated Amounts                              114
                                                                           ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                375,975
                                                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $    407,705
                                                                           ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                    YEAR            YEAR
                                                                                   ENDED           ENDED
                                                                                  NOV. 30,        NOV. 30,
                                                                                    2003           2002
                                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      31,730   $      27,614
   Net Realized Gain (Loss) on Investment Securities Sold                             (3,540)          2,766
   Net Realized Gain (Loss) on Foreign Currency Transactions                             205             (42)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities
      and Foreign Currency                                                           379,196         (97,155)
   Translation of Foreign Currency Denominated Amounts                                   114             202
                                                                               -------------   -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            407,705         (66,615)
                                                                               -------------   -------------
Distributions From:
   Net Investment Income                                                             (30,082)        (29,420)
   Net Short-Term Gains                                                                   --            (340)
   Net Long-Term Gains                                                                (1,177)         (2,606)
                                                                               -------------   -------------
          Total Distributions                                                        (31,259)        (32,366)
                                                                               -------------   -------------
Capital Share Transactions (1):
   Shares Issued                                                                     542,740         354,850
   Shares Issued in Lieu of Cash Distributions                                        31,258          32,365
   Shares Redeemed                                                                  (471,133)       (370,867)
                                                                               -------------   -------------
          Net Increase (Decrease) from Capital Share Transactions                    102,865          16,348
                                                                               -------------   -------------
          Total Increase (Decrease)                                                  479,311         (82,633)
                                                                               -------------   -------------

NET ASSETS
   Beginning of Period                                                             1,125,467       1,208,100
                                                                               -------------   -------------
   End of Period                                                               $   1,604,778   $   1,125,467
                                                                               =============   =============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   53,795          36,168
      Shares Issued in Lieu of Cash Distributions                                      2,986           3,202
      Shares Redeemed                                                                (47,941)        (37,827)
                                                                               -------------   -------------
                                                                                       8,840           1,543
                                                                               =============   =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                         2003           2002           2001           2000           1999
                                                     -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period                 $      9.33    $     10.15    $     12.07    $     13.18    $     11.95
                                                     -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.27           0.24           0.27           0.27           0.28
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       3.06          (0.78)         (1.49)         (0.31)          1.29
                                                     -----------    -----------    -----------    -----------    -----------
Total from Investment Operations                            3.33          (0.54)         (1.22)         (0.04)          1.57
                                                     -----------    -----------    -----------    -----------    -----------

LESS DISTRIBUTIONS
   Net Investment Income                                   (0.25)         (0.25)         (0.27)         (0.26)         (0.31)
   Net Realized Gains                                      (0.01)         (0.03)         (0.43)         (0.81)         (0.03)
                                                     -----------    -----------    -----------    -----------    -----------
Total Distributions                                        (0.26)         (0.28)         (0.70)         (1.07)         (0.34)
                                                     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period                       $     12.40    $      9.33    $     10.15    $     12.07    $     13.18
                                                     ===========    ===========    ===========    ===========    ===========
Total Return                                               36.24%         (5.53)        (10.75)         (0.51)         13.27%

Net Assets, End of Period (thousands)                $ 1,604,778    $ 1,125,467    $ 1,208,100    $ 1,553,481    $ 1,660,377
Ratio of Expenses to Average Net Assets                     0.30%          0.30%          0.29%          0.29%          0.29%
Ratio of Net Investment Income to Average Net
   Assets                                                   2.61%          2.36%          2.32%          2.13%          2.17%
Portfolio Turnover Rate                                       14%            18%             6%             9%             6%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $17,973.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                  $  275,257
          Sales                                         170,331

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation              $  377,031
          Gross Unrealized Depreciation                (147,998)
                                                     ----------
          Net                                        $  229,033
                                                     ==========

     For federal income tax purposes, the Fund measures its capital loss carryfowards annually at November 30, its fiscal year end. As of November 30, 2003, the Series had a capital loss carryforward of approximately $3,507,000 which expires on November 30, 2011.

     During the year ended November 30, 2003, the Series realized net foreign currency gains/(losses) in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation/depreciation (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit for the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

G. SECURITIES LENDING:

     As of November 30, 2003, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides  DFAITC - since 1993     90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG   DFAIDG - since 1983     investment companies    Business, University of Chicago.
and DEM.                  DIG - since 1993
Trustee of DFAITC.        DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould             DFAITC - since 1993     90 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG   DFAIDG - since 1986     investment companies    Economics, Graduate School of Business, University of
and DEM.                  DIG - since 1993                                Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.        DEM - since 1994                                (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                       Formerly, President, Cardean University (division of
Chicago, IL 60637                                                         UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                    Mutual Insurance Company and UNext.com. Formerly,
                                                                          Trustee, First Prairie Funds (registered investment
                                                                          company). Trustee, Harbor Fund (registered investment
                                                                          company) (13 Portfolios).

  NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson         DFAITC - since 1993     90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG   DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                  DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.        DEM - since 1994                                Inc., Chicago, IL (software, data, publishing and
Yale School of                                                            consulting). Partner, Zebra Capital Management, LLC
Management                                                                (hedge fund manager). Formerly, Director, Hospital
P.O. Box 208200                                                           Fund, Inc. (investment management services).
New Haven, CT
06520-8200
Date of Birth: 5/27/43

Robert C. Merton          DFA ITC - since 2003    90 portfolios in 4      John and Natty McArthur University Professor, Graduate
Harvard Business School   DFA IDG - since 2003    investment companies    School of Business Administration, Harvard University
397 Morgan Hall           DFA DIG - since 2003                            (since 1998). George Fisher Baker Professor of
Soldiers Field            DEM - since 2003                                Business Administration, Graduate School of Business
Boston, MA 02163                                                          Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                    Co-founder, Chief Science Officer, Integrated Finance
                                                                          Limited (since 2002). Formerly, Partner, Long-Term
                                                                          Capital Management.

Myron S. Scholes          DFAITC - since 1993     90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG   DFAIDG - since 1981     investment companies    University. Partner, Oak Hill Capital Management.
and DEM.                  DIG - since 1993                                Chairman, Oak Hill Platinum Partners. Director, Chicago
Trustee of DFAITC.        DEM - since 1994                                Mercantile Exchange. Consultant, Arbor Investors.
Oak Hill Capital                                                          Formerly, Director, Smith Breeden Family of Funds and
Management, Inc.                                                          Partner, Long-Term Capital Management. Director,
2775 Sand Hill Rd.                                                        American Century Fund Complex (registered
Suite 220                                                                 investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith            DFAITC - since 2000     90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG   DFAIDG - since 2000     investment companies    Graduate School of Business, University of Chicago,
and DEM.                  DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.        DEM - since 2000                                School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                        (office furniture) and Director, Ryder System Inc.
Business                                                                  (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth Chairman,  DFAITC - since 1993     90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Director, Chief           DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional Fund
Executive Officer,        DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Chief Investment          DEM - since 1994                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
Officer and President                                                     Investment Officer and President of DFAITC. Director
of DFAIDG, DIG and                                                        and Chief Investment Officer of Dimensional Fund
DEM. Chairman, Trustee,                                                   Advisors Ltd. Director, Chief Executive Officer, Chief
Chief Executive                                                           Investment Officer and President of DFA Australia Ltd.
Officer, Chief                                                            Director of Dimensional Funds PLC. Chairman, Director,
Investment Officer and                                                    Chief Executive Officer and Chief Investment Officer
President of DFAITC.                                                      of Dimensional Fund Advisors Canada Inc. (All Chief
1299 Ocean Avenue Santa                                                   Investment Officer positions held starting 1/1/2003
Monica, CA 90401 Date                                                     except for Dimensional Fund Advisors Canada Inc.,
of Birth: 12/02/46                                                        which was from 6/17/2003.)

                                                                          Limited Partner, Oak Hill Partners. Director,
                                                                          University of Chicago Business School. Formerly,
                                                                          Director, SA Funds (registered investment
                                                                          company). Formerly Director, Assante Corporation
                                                                          (investment management) (until 2002).

  NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
     WITH THE FUND        TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS           LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*       DFAITC - since 1993     90 portfolios in 4      Chairman, Director and Chief Investment Officer of
Chairman and Director     DFAIDG - since 1981     investment companies    Dimensional Fund Advisors Inc., DFA Securities Inc.,
of DFAIDG, DIG and DEM.   DIG - since 1992                                DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of   DEM - since 1994                                Investment Officer of DFAITC. Director and President of
DFAITC.                                                                   Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                         Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                    Dimensional Funds PLC and Dimensional Fund Advisors
Date of Birth: 9/07/44                                                    Canada Inc. (Chief Investment Officer positions held
                                                                          through 1/1/2003)

                                                                          Trustee, St. Louis University. Life Trustee and Member
                                                                          of Investment Committee, DePaul University. Director,
                                                                          The German St. Vincent Orphan Home. Member of
                                                                          Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS

Arthur H. Barlow                     Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                     Since 2001       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                          Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal
Secretary                                             counsel for Dimensional (since March 2000). Associate, Jones, Day,
Date of Birth: 1/24/67                                Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                      Since 1996       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                       Since 1999       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. Formerly at Kansas State University, Arthur Andersen&
Date of Birth: 11/29/56                               Co., and Phillips Petroleum Co.

Robert T. Deere                      Since 1994       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                   Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. Prior to April 2001, marketing supervisor and marketing
Date of Birth: 3/18/70                                coordinator for Dimensional.

Richard A. Eustice                   Since 1998       Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                          Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                  Since 1993       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                    Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. and DFA Australia Limited. Prior to December 2001,
Date of Birth: 10/28/70                               Portfolio Manager.

Glenn S. Freed                       Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. and DFA Australia Limited. Formerly, Professor and
Date of Birth: 11/24/61                               Associate Dean of the Leventhal School of Accounting (September 1998
                                                      to August 2001) and Academic Director Master of Business Taxation
                                                      Program (June 1996 to August 2001) at the University of Southern
                                                      California Marshall School of Business.

Henry F. Gray                        Since 2000       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                 Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                        Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS

Patrick Keating                      Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                        Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                               Assante Asset Management, Inc. (October 2000 to December
                                                      2002); Director, Assante Capital Management (October 2000 to December
                                                      2002); President and Chief Executive Officer, Assante Capital
                                                      Management (October 2000 to April 2001); Executive Vice President,
                                                      Assante Corporation (May 2001 to December 2002); Director, Assante
                                                      Asset Management Ltd. (September 1997 to December 2002); President and
                                                      Chief Executive Officer, Assante Asset Management Ltd. (September 1998
                                                      to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998)

Stephen P. Manus                     Since 1997       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd.
Date of Birth: 12/26/50

David M. New                         Since 2003       Vice President of all the DFA Entities and Client Service Manager
Vice President                                        prior to becoming a Vice President; Director of Research, Wurts and
Date of Birth: 02/09/60                               Associates (investment consulting firm) from December 2000 to June
                                                      2002; and President, Kobe Investment Research from August 1999 to
                                                      November 2000.

Catherine L. Newell                  Since 2000       Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary                          Fund Advisors Canada Inc., except DFA Australia Limited, for which she
Date of Birth: 5/07/64                                is Vice President and Assistant Secretary. Director, Dimensional Funds
                                                      PLC. Vice President and Assistant Secretary of all DFA Entities
                                                      (1997-2000).

David A. Plecha                      Since 1993       Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                   Since 2002       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. and DFA Australia Limited. Research Associate for
Date of Birth: 1/28/67                                Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research
                                                      scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow
                                                      (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina                  Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                       Entities and Dimensional Fund Advisors Canada Inc. Director,
Officer and Treasurer                                 Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                   Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. and DFA Australia Limited. Prior to 2001 and currently,
Santa Monica, CA                                      Regional Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                    Since 2001       Vice President of all the DFA Entities. Director, Dimensional Funds
Vice President                                        PLC. Managing Principal, Payden & Rygel Investment Counsel from April
Santa Monica, CA                                      1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*        Since 1988       Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                              Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                       Since 2000       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
Karen E. Umland                      Since 1997       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                        Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                 Since 1997       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                    Since 2001       Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                        Advisors Ltd. and DFA Australia Limited. President of Dimensional Fund
Santa Monica, CA                                      Advisors Canada Inc. Prior to 2001 and currently, Director of Financial
Date of Birth: 3/03/45                                Advisors Services of Dimensional Fund Advisors Inc.

--------
(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer and Principal Financial Officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This disclosure is not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

   (a)  Any code of ethics or amendments thereto. [Filed herewith.]

   (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

   (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:   /s/David G. Booth
      ------------------------
      David G. Booth
      Co-Chairman, President, Chief Executive
      Officer and Chief Investment Officer

Date: 2/03/04
      ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/David G. Booth
      ------------------------
      David G. Booth
      Principal Executive Officer
      Dimensional Investment Group Inc.

Date: 2/03/04
      ------------------------

By:   /s/Michael T. Scardina
      ------------------------
      Michael T. Scardina
      Principal Financial Officer
      Dimensional Investment Group Inc.

Date: 2/03/04
      ------------------------

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